UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04146

JOHN HANCOCK VARIABLE INSURANCE TRUST

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(Exact name of registrant as specified in charter)

200 Berkeley Street, BOSTON, MA 02116

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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 200 Berkeley Street, BOSTON, MA 02116

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 543-9634

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Date of fiscal year end: 12/31

Date of reporting period: 6/30/23

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared the following semiannual reports to shareholders for the period ended June 30, 2023.

John Hancock Variable Insurance Trust
500 Index Trust	Science and Technology Trust
American Asset Allocation Trust	Small Cap Index Trust
American Global Growth Trust	Small Cap Opportunities Trust
American Growth Trust	Small Cap Stock Trust
American Growth - Income Trust	Small Cap Value Trust
American International Trust	Small Company Value Trust
Blue Chip Growth Trust	Strategic Equity Allocation Trust
Capital Appreciation Trust	Total Stock Market Index Trust
Capital Appreciation Value Trust
Disciplined Value International Trust	John Hancock Variable Insurance Trust – Bond Trusts
Emerging Markets Value Trust	Active Bond Trust
Equity Income Trust	Core Bond Trust
Financial Industries Trust	High Yield Trust
Fundamental All Cap Core Trust	Investment Quality Bond Trust
Fundamental Large Cap Value Trust	Money Market Trust
Global Equity Trust	Opportunistic Fixed Income Trust
Health Sciences Trust	Select Bond Trust
International Equity Index Trust	Short Term Government Income Trust
International Small Company Trust	Strategic Income Opportunities Trust
Lifestyle Balanced Portfolio	Total Bond Market Trust
Lifestyle Conservative Portfolio	Ultra Short Term Bond Trust
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio	John Hancock Variable Insurance Trust – Managed Volatility Portfolios
Mid Cap Growth Trust	Managed Volatility Balanced Portfolio
Mid Cap Index Trust	Managed Volatility Conservative Portfolio
Mid Value Trust	Managed Volatility Growth Portfolio
Real Estate Securities Trust	Managed Volatility Moderate Portfolio

In addition, the June 30, 2023 semiannual report for American Funds Insurance Series, which includes master funds in which the Registrant's portfolios invest, is included herein.

JOHN HANCOCK
Variable Insurance Trust

Semiannual report
June 30, 2023

John Hancock Variable Insurance Trust
Semiannual report — Table of contents

2

John Hancock Variable Insurance Trust
Sector weightings

500 Index Trust
Sector Composition (% of net assets)
Information technology	27.2
Health care	12.9
Financials	11.9
Consumer discretionary	10.2
Industrials	8.3
Communication services	8.1
Consumer staples	6.4
Energy	3.9
Utilities	2.5
Materials	2.4
Real estate	2.3
Short-term investments and other	3.9
American Asset Allocation Trust
Portfolio Composition (% of net assets)*
Common stocks	69.0
Corporate bonds	9.4
Collateralized mortgage obligations	7.3
U.S. Government and agency obligations	6.0
Asset backed securities	2.1
Foreign government obligations	0.2
Municipal bonds	0.1
Short-term investments and other	5.9
American Global Growth Trust
Sector Composition (% of net assets)*
Information technology	24.8
Health care	20.5
Consumer discretionary	15.1
Financials	9.5
Industrials	8.0
Consumer staples	7.9
Materials	4.0
Communication services	3.4
Energy	3.2
Utilities	0.1
Short-term investments and other	3.5
American Growth Trust
Sector Composition (% of net assets)*
Information technology	19.9
Communication services	17.9
Consumer discretionary	15.5
Health care	14.1
Industrials	12.2
Financials	6.6
Energy	4.3
Consumer staples	3.9
Materials	2.5
Utilities	0.7
Real estate	0.4
Short-term investments and other	2.0
American Growth-Income Trust
Sector Composition (% of net assets)*
Information technology	20.3
Industrials	16.2
Health care	12.8
Financials	10.9
Communication services	9.0
Consumer discretionary	8.5
Consumer staples	5.8
Energy	3.7
Utilities	3.5
Materials	3.0
Real estate	1.2
Short-term investments and other	5.1
American International Trust
Sector Composition (% of net assets)*
Industrials	16.3
Information technology	15.2
Health care	13.4
Materials	11.0
Consumer discretionary	10.9
Financials	9.1
Energy	8.7
Communication services	6.5
Consumer staples	3.5
Utilities	1.4
Real estate	0.6
Short-term investments and other	3.4
Blue Chip Growth Trust
Sector Composition (% of net assets)
Information technology	43.7
Communication services	15.2
Consumer discretionary	14.8
Health care	12.7
Financials	10.2
Industrials	1.4
Materials	1.0
Consumer staples	0.6
Utilities	0.2
Short-term investments and other	0.2
Capital Appreciation Trust
Sector Composition (% of net assets)
Information technology	38.6
Consumer discretionary	24.9
Health care	11.0
Financials	9.6
Communication services	9.0
Consumer staples	3.0
Industrials	2.0
Real estate	1.0
Energy	0.5
Short-term investments and other	0.4
Capital Appreciation Value Trust
Portfolio Composition (% of net assets)
Common stocks	66.3
Term loans	9.5
U.S. Government	8.5
Corporate bonds	7.9
Preferred securities	0.3
Asset backed securities	0.1
Short-term investments and other	7.4
Disciplined Value International Trust
Sector Composition (% of net assets)
Financials	20.5
Industrials	16.4
Consumer discretionary	13.8
Energy	9.3
Consumer staples	8.5
Health care	8.4
Materials	7.7
Information technology	7.2
Communication services	3.8
Utilities	1.8
Short-term investments and other	2.6
Emerging Markets Value Trust
Sector Composition (% of net assets)
Financials	29.5
Materials	14.0
Information technology	12.9
Energy	10.3
Industrials	9.7
Consumer discretionary	8.5
Real estate	4.0
Communication services	3.0
Consumer staples	2.8
Health care	2.5
Utilities	1.4
Short-term investments and other	1.4
Equity Income Trust
Sector Composition (% of net assets)
Financials	20.7
Health care	17.4
Industrials	11.8
Energy	8.1
Information technology	8.0
Consumer staples	7.7
Utilities	7.3
Consumer discretionary	5.1
Communication services	4.6
Real estate	4.2
Materials	3.5
Short-term investments and other	1.6
3

John Hancock Variable Insurance Trust
Sector weightings

Financial Industries Trust
Industry Composition (% of net assets)
Banks	47.7
Capital markets	21.2
Insurance	20.3
Financial services	3.4
Industrial REITs	2.6
Consumer finance	1.3
Mortgage real estate investment trusts	0.6
Specialized REITs	0.1
Short-term investments and other	2.8
Fundamental All Cap Core Trust
Sector Composition (% of net assets)
Information technology	26.0
Consumer discretionary	21.6
Financials	15.6
Communication services	10.8
Health care	5.5
Consumer staples	5.2
Industrials	4.9
Energy	4.4
Real estate	4.3
Materials	1.3
Short-term investments and other	0.4
Fundamental Large Cap Value Trust
Sector Composition (% of net assets)
Financials	18.0
Information technology	15.3
Industrials	14.6
Health care	13.0
Communication services	8.6
Consumer discretionary	8.4
Consumer staples	7.6
Energy	6.3
Real estate	2.4
Materials	2.2
Short-term investments and other	3.6
Global Equity Trust
Sector Composition (% of net assets)
Information technology	22.1
Financials	16.8
Health care	10.9
Industrials	9.5
Consumer staples	9.5
Consumer discretionary	8.5
Materials	7.4
Communication services	6.7
Energy	4.5
Utilities	1.8
Real estate	0.9
Short-term investments and other	1.4
Health Sciences Trust
Industry Composition (% of net assets)
Biotechnology	29.9
Health care providers and services	18.5
Pharmaceuticals	18.1
Health care equipment and supplies	17.6
Life sciences tools and services	13.8
Health care technology	1.2
Specialty retail	0.1
Short-term investments and other	0.8
International Equity Index Trust
Sector Composition (% of net assets)
Financials	19.7
Industrials	13.0
Consumer discretionary	11.9
Information technology	11.6
Health care	9.4
Consumer staples	8.5
Materials	7.7
Energy	5.3
Communication services	5.3
Utilities	3.2
Real estate	1.9
Short-term investments and other	2.5
International Small Company Trust
Sector Composition (% of net assets)
Industrials	23.8
Financials	13.2
Consumer discretionary	12.6
Materials	11.5
Information technology	10.8
Consumer staples	6.0
Energy	5.0
Health care	5.0
Real estate	4.0
Communication services	3.7
Utilities	3.1
Short-term investments and other	1.3
Lifestyle Balanced Portfolio
Asset Allocation (% of net assets)
Equity	51.0
Fixed income	49.0
Lifestyle Conservative Portfolio
Asset Allocation (% of net assets)
Fixed income	80.0
Equity	20.0
Lifestyle Growth Portfolio
Asset Allocation (% of net assets)
Equity	71.4
Fixed income	28.6
Lifestyle Moderate Portfolio
Asset Allocation (% of net assets)
Fixed income	59.5
Equity	40.5
Mid Cap Growth Trust
Sector Composition (% of net assets)
Health care	25.4
Industrials	16.9
Information technology	16.3
Consumer discretionary	14.9
Communication services	7.2
Financials	7.0
Consumer staples	5.2
Energy	4.2
Materials	1.4
Short-term investments and other	1.5
Mid Cap Index Trust
Sector Composition (% of net assets)
Industrials	22.1
Consumer discretionary	14.4
Financials	13.0
Information technology	10.0
Health care	9.1
Real estate	7.1
Materials	7.1
Consumer staples	4.2
Energy	4.0
Utilities	3.2
Communication services	2.0
Short-term investments and other	3.8
Mid Value Trust
Sector Composition (% of net assets)
Industrials	17.8
Financials	14.3
Health care	11.0
Information technology	9.3
Consumer discretionary	8.0
Consumer staples	7.2
Real estate	7.0
Energy	6.7
Utilities	6.7
Materials	5.5
Communication services	4.1
Short-term investments and other	2.4
4

John Hancock Variable Insurance Trust
Sector weightings

Real Estate Securities Trust
Industry Composition (% of net assets)
Specialized REITs	25.3
Residential REITs	18.8
Industrial REITs	17.2
Retail REITs	13.9
Health care REITs	10.7
Hotels, restaurants and leisure	2.6
Diversified REITs	2.3
Real estate management and development	2.2
Hotel and resort REITs	2.1
Health care providers and services	1.4
Construction and engineering	1.1
Office REITs	1.0
Household durables	0.5
Short-term investments and other	0.9
Science & Technology Trust
Sector Composition (% of net assets)
Information technology	51.1
Consumer discretionary	21.5
Communication services	12.4
Financials	6.0
Industrials	0.8
Real estate	0.5
Health care	0.3
Short-term investments and other	7.4
Small Cap Index Trust
Sector Composition (% of net assets)
Industrials	16.7
Health care	16.2
Financials	14.4
Information technology	13.1
Consumer discretionary	10.1
Energy	6.5
Real estate	5.9
Materials	4.4
Consumer staples	3.3
Utilities	2.9
Communication services	2.4
Short-term investments and other	4.1
Small Cap Opportunities Trust
Sector Composition (% of net assets)
Industrials	20.7
Financials	18.2
Consumer discretionary	15.0
Health care	11.8
Information technology	11.6
Energy	7.6
Materials	6.8
Consumer staples	3.3
Communication services	2.0
Real estate	1.6
Utilities	0.3
Short-term investments and other	1.1
Small Cap Stock Trust
Sector Composition (% of net assets)
Health care	23.9
Industrials	23.1
Information technology	17.0
Consumer discretionary	11.3
Financials	5.1
Consumer staples	5.0
Communication services	3.9
Energy	3.7
Materials	3.3
Real estate	2.8
Short-term investments and other	0.9
Small Cap Value Trust
Sector Composition (% of net assets)
Financials	23.5
Industrials	21.5
Real estate	11.1
Consumer discretionary	9.7
Information technology	9.2
Materials	8.3
Energy	4.2
Health care	3.6
Utilities	3.0
Consumer staples	2.4
Communication services	1.4
Short-term investments and other	2.1
Small Company Value Trust
Sector Composition (% of net assets)
Financials	24.7
Industrials	14.2
Consumer discretionary	11.1
Health care	10.9
Real estate	9.9
Energy	7.0
Information technology	6.3
Utilities	5.2
Materials	4.7
Consumer staples	2.6
Communication services	1.0
Short-term investments and other	2.4
Strategic Equity Allocation Trust
Sector Composition (% of net assets)
Information technology	19.0
Financials	13.9
Health care	12.7
Industrials	12.0
Consumer discretionary	11.1
Consumer staples	7.1
Communication services	6.0
Materials	4.3
Energy	4.1
Utilities	2.8
Real estate	2.8
Short-term investments and other	4.2
Total Stock Market Index Trust
Sector Composition (% of net assets)
Information technology	25.7
Health care	12.9
Financials	12.7
Consumer discretionary	11.0
Industrials	9.6
Communication services	7.8
Consumer staples	6.6
Energy	4.0
Real estate	2.8
Materials	2.7
Utilities	2.3
Short-term investments and other	1.9
Notes about risk
The portfolios may be subject to various risks as described in the portfolios’ prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures,which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance. For more information, please refer to the “Principal risks” section of the prospectus.
*	The weightings represent the holdings of the American Funds Insurance Series. For further details, please visit the American Funds website at americanfunds.com/afis.
5

John Hancock Variable Insurance Trust
Shareholder expense example

As a shareholder of a portfolio of John Hancock Variable Insurance Trust, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses. In the case of the American Portfolios and the Lifestyle Portfolios, in addition to the operating expenses which the portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the portfolio invests. Because the underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would be higher than amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2023 through June 30, 2023).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Account value on 1-1-2023	Ending value on 6-30-2023	Expenses paid during period ended 6-30-2023[1]	Annualized expense ratio
500 Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,167.10	$1.61	0.30%
	Hypothetical example	1,000.00	1,023.30	1.51	0.30%
Series II	Actual expenses/actual returns	1,000.00	1,165.80	2.68	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Series NAV	Actual expenses/actual returns	1,000.00	1,167.30	1.34	0.25%
	Hypothetical example	1,000.00	1,023.60	1.25	0.25%
American Asset Allocation Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,067.80	$3.18	0.62%[2]
	Hypothetical example	1,000.00	1,021.70	3.11	0.62%[2]
Series II	Actual expenses/actual returns	1,000.00	1,066.70	3.64	0.71%[2]
	Hypothetical example	1,000.00	1,021.30	3.56	0.71%[2]
Series III	Actual expenses/actual returns	1,000.00	1,069.80	1.39	0.27%[2]
	Hypothetical example	1,000.00	1,023.50	1.35	0.27%[2]
American Global Growth Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,150.00	$3.47	0.65%[2]
	Hypothetical example	1,000.00	1,021.60	3.26	0.65%[2]
Series II	Actual expenses/actual returns	1,000.00	1,149.50	3.84	0.72%[2]
	Hypothetical example	1,000.00	1,021.20	3.61	0.72%[2]
Series III	Actual expenses/actual returns	1,000.00	1,151.60	1.60	0.30%[2]
	Hypothetical example	1,000.00	1,023.30	1.51	0.30%[2]
6

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 1-1-2023	Ending value on 6-30-2023	Expenses paid during period ended 6-30-2023[1]	Annualized expense ratio
American Growth Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,246.50	$3.51	0.63%[2]
	Hypothetical example	1,000.00	1,021.70	3.16	0.63%[2]
Series II	Actual expenses/actual returns	1,000.00	1,245.60	3.84	0.69%[2]
	Hypothetical example	1,000.00	1,021.40	3.46	0.69%[2]
Series III	Actual expenses/actual returns	1,000.00	1,248.30	1.56	0.28%[2]
	Hypothetical example	1,000.00	1,023.40	1.40	0.28%[2]
American Growth-Income Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,145.00	$3.35	0.63%[2]
	Hypothetical example	1,000.00	1,021.70	3.16	0.63%[2]
Series II	Actual expenses/actual returns	1,000.00	1,144.40	3.78	0.71%[2]
	Hypothetical example	1,000.00	1,021.30	3.56	0.71%[2]
Series III	Actual expenses/actual returns	1,000.00	1,147.50	1.49	0.28%[2]
	Hypothetical example	1,000.00	1,023.40	1.40	0.28%[2]
American International Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,121.80	$3.31	0.63%[2]
	Hypothetical example	1,000.00	1,021.70	3.16	0.63%[2]
Series II	Actual expenses/actual returns	1,000.00	1,120.40	4.00	0.76%[2]
	Hypothetical example	1,000.00	1,021.00	3.81	0.76%[2]
Series III	Actual expenses/actual returns	1,000.00	1,122.90	1.47	0.28%[2]
	Hypothetical example	1,000.00	1,023.40	1.40	0.28%[2]
Blue Chip Growth Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,351.10	$4.61	0.79%
	Hypothetical example	1,000.00	1,020.90	3.96	0.79%
Series II	Actual expenses/actual returns	1,000.00	1,349.50	5.77	0.99%
	Hypothetical example	1,000.00	1,019.90	4.96	0.99%
Series NAV	Actual expenses/actual returns	1,000.00	1,351.40	4.31	0.74%
	Hypothetical example	1,000.00	1,021.10	3.71	0.74%
Capital Appreciation Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,368.90	$4.82	0.82%
	Hypothetical example	1,000.00	1,020.70	4.11	0.82%
Series II	Actual expenses/actual returns	1,000.00	1,369.00	5.99	1.02%
	Hypothetical example	1,000.00	1,019.70	5.11	1.02%
Series NAV	Actual expenses/actual returns	1,000.00	1,366.40	4.52	0.77%
	Hypothetical example	1,000.00	1,021.00	3.86	0.77%
Capital Appreciation Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,110.20	$4.71	0.90%
	Hypothetical example	1,000.00	1,020.30	4.51	0.90%
Series II	Actual expenses/actual returns	1,000.00	1,109.10	5.75	1.10%
	Hypothetical example	1,000.00	1,019.30	5.51	1.10%
Series NAV	Actual expenses/actual returns	1,000.00	1,110.70	4.45	0.85%
	Hypothetical example	1,000.00	1,020.60	4.26	0.85%
Disciplined Value International Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,124.00	$4.58	0.87%
	Hypothetical example	1,000.00	1,020.50	4.36	0.87%
Series II	Actual expenses/actual returns	1,000.00	1,123.30	5.63	1.07%
	Hypothetical example	1,000.00	1,019.50	5.36	1.07%
Series NAV	Actual expenses/actual returns	1,000.00	1,124.30	4.32	0.82%
	Hypothetical example	1,000.00	1,020.70	4.11	0.82%
Emerging Markets Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,081.10	$5.42	1.05%
	Hypothetical example	1,000.00	1,019.60	5.26	1.05%
Series II	Actual expenses/actual returns	1,000.00	1,079.90	6.45	1.25%
	Hypothetical example	1,000.00	1,018.60	6.26	1.25%
Series NAV	Actual expenses/actual returns	1,000.00	1,081.20	5.16	1.00%
	Hypothetical example	1,000.00	1,019.80	5.01	1.00%
7

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 1-1-2023	Ending value on 6-30-2023	Expenses paid during period ended 6-30-2023[1]	Annualized expense ratio
Equity Income Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,023.70	$3.81	0.76%
	Hypothetical example	1,000.00	1,021.00	3.81	0.76%
Series II	Actual expenses/actual returns	1,000.00	1,023.20	4.82	0.96%
	Hypothetical example	1,000.00	1,020.00	4.81	0.96%
Series NAV	Actual expenses/actual returns	1,000.00	1,024.60	3.56	0.71%
	Hypothetical example	1,000.00	1,021.30	3.56	0.71%
Financial Industries Trust
Series I	Actual expenses/actual returns	$1,000.00	$921.40	$4.43	0.93%
	Hypothetical example	1,000.00	1,020.20	4.66	0.93%
Series II	Actual expenses/actual returns	1,000.00	920.40	5.38	1.13%
	Hypothetical example	1,000.00	1,019.20	5.66	1.13%
Series NAV	Actual expenses/actual returns	1,000.00	921.10	4.19	0.88%
	Hypothetical example	1,000.00	1,020.40	4.41	0.88%
Fundamental All Cap Core Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,221.70	$4.19	0.76%
	Hypothetical example	1,000.00	1,021.00	3.81	0.76%
Series II	Actual expenses/actual returns	1,000.00	1,220.20	5.28	0.96%
	Hypothetical example	1,000.00	1,020.00	4.81	0.96%
Series NAV	Actual expenses/actual returns	1,000.00	1,222.00	3.91	0.71%
	Hypothetical example	1,000.00	1,021.30	3.56	0.71%
Fundamental Large Cap Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,129.50	$4.07	0.77%
	Hypothetical example	1,000.00	1,021.00	3.86	0.77%
Series II	Actual expenses/actual returns	1,000.00	1,128.30	5.12	0.97%
	Hypothetical example	1,000.00	1,020.00	4.86	0.97%
Series NAV	Actual expenses/actual returns	1,000.00	1,129.40	3.80	0.72%
	Hypothetical example	1,000.00	1,021.20	3.61	0.72%
Global Equity Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,121.60	$4.94	0.94%
	Hypothetical example	1,000.00	1,020.10	4.71	0.94%
Series II	Actual expenses/actual returns	1,000.00	1,120.40	5.99	1.14%
	Hypothetical example	1,000.00	1,019.10	5.71	1.14%
Series NAV	Actual expenses/actual returns	1,000.00	1,121.70	4.68	0.89%
	Hypothetical example	1,000.00	1,020.40	4.46	0.89%
Health Sciences Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,016.80	$4.95	0.99%
	Hypothetical example	1,000.00	1,019.90	4.96	0.99%
Series II	Actual expenses/actual returns	1,000.00	1,015.40	5.95	1.19%
	Hypothetical example	1,000.00	1,018.90	5.96	1.19%
Series NAV	Actual expenses/actual returns	1,000.00	1,016.80	4.70	0.94%
	Hypothetical example	1,000.00	1,020.10	4.71	0.94%
International Equity Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,099.30	$2.03	0.39%
	Hypothetical example	1,000.00	1,022.90	1.96	0.39%
Series II	Actual expenses/actual returns	1,000.00	1,097.90	3.07	0.59%
	Hypothetical example	1,000.00	1,021.90	2.96	0.59%
Series NAV	Actual expenses/actual returns	1,000.00	1,098.70	1.77	0.34%
	Hypothetical example	1,000.00	1,023.10	1.71	0.34%
International Small Company Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,063.10	$5.27	1.03%
	Hypothetical example	1,000.00	1,019.70	5.16	1.03%
Series II	Actual expenses/actual returns	1,000.00	1,062.40	6.29	1.23%
	Hypothetical example	1,000.00	1,018.70	6.16	1.23%
Series NAV	Actual expenses/actual returns	1,000.00	1,064.00	5.02	0.98%
	Hypothetical example	1,000.00	1,019.90	4.91	0.98%
8

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 1-1-2023	Ending value on 6-30-2023	Expenses paid during period ended 6-30-2023[1]	Annualized expense ratio
Lifestyle Balanced Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,082.10	$0.62	0.12%[2]
	Hypothetical example	1,000.00	1,024.20	0.60	0.12%[2]
Series II	Actual expenses/actual returns	1,000.00	1,081.10	1.65	0.32%[2]
	Hypothetical example	1,000.00	1,023.20	1.61	0.32%[2]
Series NAV	Actual expenses/actual returns	1,000.00	1,082.10	0.36	0.07%[2]
	Hypothetical example	1,000.00	1,024.40	0.35	0.07%[2]
Lifestyle Conservative Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,049.00	$0.66	0.13%[2]
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%[2]
Series II	Actual expenses/actual returns	1,000.00	1,048.10	1.68	0.33%[2]
	Hypothetical example	1,000.00	1,023.20	1.66	0.33%[2]
Series NAV	Actual expenses/actual returns	1,000.00	1,049.10	0.41	0.08%[2]
	Hypothetical example	1,000.00	1,024.40	0.40	0.08%[2]
Lifestyle Growth Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,105.70	$0.57	0.11%[2]
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%[2]
Series II	Actual expenses/actual returns	1,000.00	1,104.00	1.62	0.31%[2]
	Hypothetical example	1,000.00	1,023.30	1.56	0.31%[2]
Series NAV	Actual expenses/actual returns	1,000.00	1,105.70	0.31	0.06%[2]
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%[2]
Lifestyle Moderate Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,071.00	$0.67	0.13%[2]
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%[2]
Series II	Actual expenses/actual returns	1,000.00	1,070.00	1.69	0.33%[2]
	Hypothetical example	1,000.00	1,023.20	1.66	0.33%[2]
Series NAV	Actual expenses/actual returns	1,000.00	1,071.00	0.41	0.08%[2]
	Hypothetical example	1,000.00	1,024.40	0.40	0.08%[2]
Mid Cap Growth Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,144.40	$4.94	0.93%
	Hypothetical example	1,000.00	1,020.20	4.66	0.93%
Series II	Actual expenses/actual returns	1,000.00	1,144.10	6.01	1.13%
	Hypothetical example	1,000.00	1,019.20	5.66	1.13%
Series NAV	Actual expenses/actual returns	1,000.00	1,145.50	4.68	0.88%
	Hypothetical example	1,000.00	1,020.40	4.41	0.88%
Mid Cap Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,086.70	$2.38	0.46%
	Hypothetical example	1,000.00	1,022.50	2.31	0.46%
Series II	Actual expenses/actual returns	1,000.00	1,085.10	3.41	0.66%
	Hypothetical example	1,000.00	1,021.50	3.31	0.66%
Series NAV	Actual expenses/actual returns	1,000.00	1,086.70	2.12	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Mid Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,087.40	$4.81	0.93%
	Hypothetical example	1,000.00	1,020.20	4.66	0.93%
Series II	Actual expenses/actual returns	1,000.00	1,086.30	5.85	1.13%
	Hypothetical example	1,000.00	1,019.20	5.66	1.13%
Series NAV	Actual expenses/actual returns	1,000.00	1,088.30	4.56	0.88%
	Hypothetical example	1,000.00	1,020.40	4.41	0.88%
Real Estate Securities Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,056.20	$4.13	0.81%
	Hypothetical example	1,000.00	1,020.80	4.06	0.81%
Series II	Actual expenses/actual returns	1,000.00	1,055.10	5.15	1.01%
	Hypothetical example	1,000.00	1,019.80	5.06	1.01%
Series NAV	Actual expenses/actual returns	1,000.00	1,056.60	3.88	0.76%
	Hypothetical example	1,000.00	1,021.00	3.81	0.76%
9

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 1-1-2023	Ending value on 6-30-2023	Expenses paid during period ended 6-30-2023[1]	Annualized expense ratio
Science & Technology Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,401.70	$5.95	1.00%
	Hypothetical example	1,000.00	1,019.80	5.01	1.00%
Series II	Actual expenses/actual returns	1,000.00	1,400.20	7.14	1.20%
	Hypothetical example	1,000.00	1,018.80	6.01	1.20%
Series NAV	Actual expenses/actual returns	1,000.00	1,402.50	5.66	0.95%
	Hypothetical example	1,000.00	1,020.10	4.76	0.95%
Small Cap Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,079.50	$2.73	0.53%
	Hypothetical example	1,000.00	1,022.20	2.66	0.53%
Series II	Actual expenses/actual returns	1,000.00	1,078.50	3.76	0.73%
	Hypothetical example	1,000.00	1,021.20	3.66	0.73%
Series NAV	Actual expenses/actual returns	1,000.00	1,079.40	2.47	0.48%
	Hypothetical example	1,000.00	1,022.40	2.41	0.48%
Small Cap Opportunities Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,071.20	$4.57	0.89%
	Hypothetical example	1,000.00	1,020.40	4.46	0.89%
Series II	Actual expenses/actual returns	1,000.00	1,070.10	5.59	1.09%
	Hypothetical example	1,000.00	1,019.40	5.46	1.09%
Series NAV	Actual expenses/actual returns	1,000.00	1,071.50	4.31	0.84%
	Hypothetical example	1,000.00	1,020.60	4.21	0.84%
Small Cap Stock Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,099.40	$5.88	1.13%
	Hypothetical example	1,000.00	1,019.20	5.66	1.13%
Series II	Actual expenses/actual returns	1,000.00	1,098.10	6.92	1.33%
	Hypothetical example	1,000.00	1,018.20	6.66	1.33%
Series NAV	Actual expenses/actual returns	1,000.00	1,099.80	5.62	1.08%
	Hypothetical example	1,000.00	1,019.40	5.41	1.08%
Small Cap Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,034.10	$5.25	1.04%
	Hypothetical example	1,000.00	1,019.60	5.21	1.04%
Series II	Actual expenses/actual returns	1,000.00	1,033.70	6.25	1.24%
	Hypothetical example	1,000.00	1,018.60	6.21	1.24%
Series NAV	Actual expenses/actual returns	1,000.00	1,035.00	5.00	0.99%
	Hypothetical example	1,000.00	1,019.90	4.96	0.99%
Small Company Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,037.50	$5.76	1.14%
	Hypothetical example	1,000.00	1,019.10	5.71	1.14%
Series II	Actual expenses/actual returns	1,000.00	1,036.30	6.77	1.34%
	Hypothetical example	1,000.00	1,018.10	6.71	1.34%
Series NAV	Actual expenses/actual returns	1,000.00	1,036.70	5.50	1.09%
	Hypothetical example	1,000.00	1,019.40	5.46	1.09%
Strategic Equity Allocation Trust
Series NAV	Actual expenses/actual returns	$1,000.00	$1,140.10	$2.81	0.53%
	Hypothetical example	1,000.00	1,022.20	2.66	0.53%
Total Stock Market Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,161.40	$2.68	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Series II	Actual expenses/actual returns	1,000.00	1,160.40	3.75	0.70%
	Hypothetical example	1,000.00	1,021.30	3.51	0.70%
Series NAV	Actual expenses/actual returns	1,000.00	1,161.40	2.41	0.45%
	Hypothetical example	1,000.00	1,022.60	2.26	0.45%
[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
10

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

This section shows the portfolios' 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the portfolios' total net assets as of the report date. The remaining securities held by the portfolios are grouped as "Other Securities" in each category. Certain percentages of less than 0.05% are rounded and presented as 0.0%. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the portfolios' Form N-CSR, is also available on the SEC's website at http://www.sec.gov.
500 Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.1%
Communication services - 8.1%
Alphabet, Inc., Class A (A)	1,207,004	$144,478,379	1.8%
Alphabet, Inc., Class C (A)	1,038,181	125,588,756	1.6%
Comcast Corp., Class A	845,938	35,148,724	0.5%
Meta Platforms, Inc., Class A (A)	449,428	128,976,847	1.7%
Netflix, Inc. (A)	90,376	39,809,724	0.5%
The Walt Disney Company (A)	370,794	33,104,488	0.4%
Verizon Communications, Inc.	855,981	31,833,933	0.4%
OTHER SECURITIES		95,066,695	1.2%
		634,007,546
Consumer discretionary - 10.2%
Amazon.com, Inc. (A)	1,813,561	236,415,812	3.0%
McDonald's Corp.	148,298	44,253,606	0.6%
NIKE, Inc., Class B	250,339	27,629,915	0.4%
Tesla, Inc. (A)	547,354	143,280,857	1.8%
The Home Depot, Inc.	205,805	63,931,265	0.8%
OTHER SECURITIES		289,175,177	3.6%
		804,686,632
Consumer staples - 6.4%
Costco Wholesale Corp.	90,061	48,487,041	0.6%
PepsiCo, Inc.	280,270	51,911,609	0.7%
Philip Morris International, Inc.	316,026	30,850,458	0.4%
The Coca-Cola Company	789,862	47,565,490	0.6%
The Procter & Gamble Company	478,647	72,629,896	0.9%
Walmart, Inc.	284,588	44,731,542	0.6%
OTHER SECURITIES		207,263,016	2.6%
		503,439,052
Energy - 3.9%
Chevron Corp.	354,075	55,713,701	0.7%
Exxon Mobil Corp.	821,406	88,095,794	1.1%
OTHER SECURITIES		166,466,055	2.1%
		310,275,550
Financials - 11.9%
Bank of America Corp.	1,408,337	40,405,189	0.5%
Berkshire Hathaway, Inc., Class B (A)	362,216	123,515,656	1.6%
JPMorgan Chase & Co.	593,527	86,322,567	1.1%
Mastercard, Inc., Class A	169,994	66,858,640	0.9%
Visa, Inc., Class A	328,722	78,064,901	1.0%
Wells Fargo & Company	761,966	32,520,709	0.4%
OTHER SECURITIES		510,181,863	6.4%
		937,869,525
Health care - 12.9%
Abbott Laboratories	352,948	38,478,391	0.5%
AbbVie, Inc.	358,849	48,347,726	0.6%
Danaher Corp.	134,969	32,392,560	0.4%
Eli Lilly & Company	160,047	75,058,842	1.0%
500 Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Health care (continued)
Johnson & Johnson	527,965	$87,388,767	1.1%
Merck & Company, Inc.	515,833	59,521,970	0.8%
Pfizer, Inc.	1,146,927	42,069,282	0.5%
Thermo Fisher Scientific, Inc.	78,344	40,875,982	0.5%
UnitedHealth Group, Inc.	189,141	90,908,730	1.2%
OTHER SECURITIES		497,691,390	6.3%
		1,012,733,640
Industrials - 8.3%
Honeywell International, Inc.	135,072	28,027,440	0.4%
Raytheon Technologies Corp.	297,656	29,158,382	0.4%
OTHER SECURITIES		591,265,997	7.5%
		648,451,819
Information technology - 27.2%
Accenture PLC, Class A	128,301	39,591,123	0.5%
Adobe, Inc. (A)	93,201	45,574,357	0.6%
Advanced Micro Devices, Inc. (A)	327,242	37,276,136	0.5%
Apple, Inc.	3,003,509	582,590,631	7.4%
Broadcom, Inc.	84,760	73,523,367	0.9%
Cisco Systems, Inc.	832,102	43,052,957	0.6%
Intel Corp.	847,277	28,332,943	0.4%
Microsoft Corp.	1,510,616	514,425,173	6.6%
NVIDIA Corp.	502,437	212,540,900	2.7%
Oracle Corp.	312,913	37,264,809	0.5%
Salesforce, Inc. (A)	198,904	42,020,459	0.5%
Texas Instruments, Inc.	184,279	33,173,906	0.4%
OTHER SECURITIES		444,530,008	5.6%
		2,133,896,769
Materials - 2.4%
Linde PLC	99,456	37,900,692	0.5%
OTHER SECURITIES		150,699,306	1.9%
		188,599,998
Real estate - 2.3%		181,077,414	2.3%
Utilities - 2.5%
NextEra Energy, Inc.	411,414	30,526,919	0.4%
OTHER SECURITIES		163,999,235	2.1%
		194,526,154
TOTAL COMMON STOCKS (Cost $2,895,262,443)		$7,549,564,099
SHORT-TERM INVESTMENTS - 3.9%
Short-term funds - 3.9%
John Hancock Collateral Trust, 5.1773% (B)(C)	30,664,507	306,485,613	3.9%
TOTAL SHORT-TERM INVESTMENTS (Cost $306,536,023)		$306,485,613
Total Investments (500 Index Trust) (Cost $3,201,798,466) - 100.0%		$7,856,049,712	100.0%
Other assets and liabilities, net - 0.0%		2,350,654	0.0%
TOTAL NET ASSETS - 100.0%		$7,858,400,366	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-23.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $13,969,272.

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	1,424	Long	Sep 2023	$309,888,509	$319,563,400	$9,674,891
						$9,674,891

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
American Asset Allocation Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	50,250,256	$1,142,690,818	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $1,096,795,278)	$1,142,690,818
	Total Investments (American Asset Allocation Trust) (Cost $1,096,795,278) - 100.0%	$1,142,690,818	100.0%
	Other assets and liabilities, net - 0.0%	48,413	0.0%
	TOTAL NET ASSETS - 100.0%	$1,142,739,231	100.0%
American Global Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	5,898,598	$189,403,968	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $177,362,248)	$189,403,968
	Total Investments (American Global Growth Trust) (Cost $177,362,248) - 100.0%	$189,403,968	100.0%
	Other assets and liabilities, net - (0.0)%	(17,727)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$189,386,241	100.0%
American Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	9,501,284	$854,260,423	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $778,969,020)	$854,260,423
	Total Investments (American Growth Trust) (Cost $778,969,020) - 100.0%	$854,260,423	100.0%
	Other assets and liabilities, net - 0.0%	30,556	0.0%
	TOTAL NET ASSETS - 100.0%	$854,290,979	100.0%
American Growth-Income Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	16,035,848	$873,472,667	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $761,266,641)	$873,472,667
	Total Investments (American Growth-Income Trust) (Cost $761,266,641) - 100.0%	$873,472,667	100.0%
	Other assets and liabilities, net - 0.0%	27,401	0.0%
	TOTAL NET ASSETS - 100.0%	$873,500,068	100.0%
American International Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American International Fund - Class 1	20,926,841	$359,523,120	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $399,417,183)	$359,523,120
	Total Investments (American International Trust) (Cost $399,417,183) - 100.0%	$359,523,120	100.0%
	Other assets and liabilities, net - (0.0)%	(26,157)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$359,496,963	100.0%
Blue Chip Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.6%
Communication services - 15.2%
Alphabet, Inc., Class A (A)	188,607	$22,576,258	1.3%
Alphabet, Inc., Class C (A)	881,188	106,597,312	6.2%
Meta Platforms, Inc., Class A (A)	293,318	84,176,400	4.9%
Netflix, Inc. (A)	57,557	25,353,283	1.5%
T-Mobile US, Inc. (A)	120,110	16,683,279	1.0%
OTHER SECURITIES		4,910,939	0.3%
		260,297,471
Consumer discretionary - 14.6%
Amazon.com, Inc. (A)	1,016,329	132,488,648	7.7%
Booking Holdings, Inc. (A)	5,085	13,731,178	0.8%
Chipotle Mexican Grill, Inc. (A)	8,274	17,698,086	1.0%
Lululemon Athletica, Inc. (A)	21,547	8,155,540	0.5%
NIKE, Inc., Class B	57,884	6,388,657	0.4%

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer discretionary (continued)
Ross Stores, Inc.	90,086	$10,101,343	0.6%
Tesla, Inc. (A)	192,565	50,407,740	2.9%
The TJX Companies, Inc.	92,245	7,821,454	0.5%
OTHER SECURITIES		3,718,750	0.2%
		250,511,396
Consumer staples - 0.6%
Dollar General Corp.	63,345	10,754,714	0.6%
Financials - 10.2%
Adyen NV (A)(B)	3,404	5,894,598	0.3%
Chubb, Ltd.	86,046	16,569,018	1.0%
Marsh & McLennan Companies, Inc.	62,125	11,684,470	0.7%
Mastercard, Inc., Class A	117,212	46,099,480	2.7%
Morgan Stanley	95,155	8,126,237	0.5%
S&P Global, Inc.	23,210	9,304,657	0.5%
The Charles Schwab Corp.	93,582	5,304,228	0.3%
Visa, Inc., Class A	237,244	56,340,705	3.3%
OTHER SECURITIES		14,765,505	0.9%
		174,088,898
Health care - 12.7%
Danaher Corp.	50,500	12,120,000	0.7%
Elevance Health, Inc.	14,675	6,519,956	0.4%
Eli Lilly & Company	96,458	45,236,873	2.6%
Humana, Inc.	26,450	11,826,589	0.7%
Intuitive Surgical, Inc. (A)	86,060	29,427,356	1.7%
Stryker Corp.	36,356	11,091,852	0.6%
Thermo Fisher Scientific, Inc.	42,661	22,258,377	1.3%
UnitedHealth Group, Inc.	117,890	56,662,650	3.3%
Zoetis, Inc.	56,608	9,748,464	0.6%
OTHER SECURITIES		13,694,062	0.8%
		218,586,179
Industrials - 1.4%
General Electric Company	78,985	8,676,502	0.5%
Old Dominion Freight Line, Inc.	18,170	6,718,358	0.4%
OTHER SECURITIES		9,062,056	0.5%
		24,456,916
Information technology - 43.7%
Advanced Micro Devices, Inc. (A)	135,643	15,451,094	0.9%
Apple, Inc.	1,003,070	194,565,488	11.3%
ASML Holding NV, NYRS	32,277	23,392,756	1.4%
Atlassian Corp., Class A (A)	36,283	6,088,650	0.4%
BILL Holdings, Inc. (A)	49,200	5,749,020	0.3%
Intuit, Inc.	46,185	21,161,505	1.2%
Microsoft Corp.	707,394	240,895,948	14.0%
MongoDB, Inc. (A)	27,078	11,128,787	0.7%
Monolithic Power Systems, Inc.	19,281	10,416,175	0.6%
NVIDIA Corp.	240,771	101,850,948	5.9%
Roper Technologies, Inc.	25,670	12,342,136	0.7%
ServiceNow, Inc. (A)	68,496	38,492,697	2.3%
Shopify, Inc., Class A (A)	164,692	10,639,103	0.6%
Synopsys, Inc. (A)	45,230	19,693,594	1.2%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	59,856	6,040,668	0.4%
Texas Instruments, Inc.	34,916	6,285,578	0.4%
OTHER SECURITIES		24,840,069	1.4%
		749,034,216
Materials - 1.0%
Linde PLC	22,010	8,387,571	0.5%
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Materials (continued)
The Sherwin-Williams Company	29,569	$7,851,161	0.5%
		16,238,732
Utilities - 0.2%		4,046,785	0.2%
TOTAL COMMON STOCKS (Cost $1,197,522,537)		$1,708,015,307
CORPORATE BONDS - 0.2%
Consumer discretionary - 0.2%		3,044,546	0.2%
TOTAL CORPORATE BONDS (Cost $3,865,000)		$3,044,546
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 5.1773% (C)(D)	112,394	1,123,356	0.1%
OTHER SECURITIES		4,413,728	0.2%
		5,537,084
TOTAL SHORT-TERM INVESTMENTS (Cost $5,537,209)		$5,537,084
Total Investments (Blue Chip Growth Trust) (Cost $1,206,924,746) - 100.1%		$1,716,596,937	100.1%
Other assets and liabilities, net - (0.1)%		(1,040,078)	(0.1)%
TOTAL NET ASSETS - 100.0%		$1,715,556,859	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 6-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.8%
Communication services - 9.0%
Alphabet, Inc., Class A (A)	88,900	$10,641,330	2.0%
Alphabet, Inc., Class C (A)	88,479	10,703,305	2.0%
Meta Platforms, Inc., Class A (A)	46,965	13,478,016	2.6%
Netflix, Inc. (A)	17,292	7,616,953	1.4%
The Trade Desk, Inc., Class A (A)	38,046	2,937,912	0.6%
OTHER SECURITIES		2,235,481	0.4%
		47,612,997
Consumer discretionary - 24.1%
Airbnb, Inc., Class A (A)	41,538	5,323,510	1.0%
Amazon.com, Inc. (A)	216,362	28,204,950	5.3%
Chipotle Mexican Grill, Inc. (A)	1,532	3,276,948	0.6%
Lululemon Athletica, Inc. (A)	23,951	9,065,454	1.7%
LVMH Moet Hennessy Louis Vuitton SE	13,552	12,778,346	2.4%
Marriott International, Inc., Class A	26,427	4,854,376	0.9%

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer discretionary (continued)
McDonald's Corp.	11,332	$3,381,582	0.6%
MercadoLibre, Inc. (A)	6,483	7,679,762	1.5%
NIKE, Inc., Class B	43,859	4,840,718	0.9%
O'Reilly Automotive, Inc. (A)	6,810	6,505,594	1.2%
Tesla, Inc. (A)	95,712	25,054,530	4.7%
The Home Depot, Inc.	21,106	6,556,368	1.2%
The TJX Companies, Inc.	64,237	5,446,655	1.0%
Ulta Beauty, Inc. (A)	8,333	3,921,468	0.8%
OTHER SECURITIES		1,380,469	0.3%
		128,270,730
Consumer staples - 3.0%
Costco Wholesale Corp.	19,038	10,249,678	1.9%
L'Oreal SA	12,444	5,804,830	1.1%
		16,054,508
Energy - 0.5%
Schlumberger, Ltd.	54,094	2,657,097	0.5%
Financials - 9.6%
Adyen NV (A)(B)	3,417	5,917,109	1.1%
American Express Company	14,833	2,583,909	0.5%
Mastercard, Inc., Class A	34,288	13,485,470	2.5%
S&P Global, Inc.	17,274	6,924,974	1.3%
The Goldman Sachs Group, Inc.	12,196	3,933,698	0.7%
Visa, Inc., Class A	67,210	15,961,031	3.0%
OTHER SECURITIES		2,439,604	0.5%
		51,245,795
Health care - 11.0%
AstraZeneca PLC, ADR	91,098	6,519,884	1.2%
DexCom, Inc. (A)	36,753	4,723,128	0.9%
Eli Lilly & Company	35,560	16,676,929	3.1%
Intuitive Surgical, Inc. (A)	19,653	6,720,147	1.2%
Novo Nordisk A/S, ADR	65,329	10,572,192	2.0%
UnitedHealth Group, Inc.	16,309	7,838,758	1.5%
Vertex Pharmaceuticals, Inc. (A)	16,163	5,687,921	1.1%
		58,738,959
Industrials - 2.0%
Uber Technologies, Inc. (A)	243,770	10,523,551	2.0%
Information technology - 38.6%
Adobe, Inc. (A)	17,592	8,602,312	1.6%
Advanced Micro Devices, Inc. (A)	142,134	16,190,484	3.0%
Apple, Inc.	182,215	35,344,244	6.6%
ASML Holding NV, NYRS	11,107	8,049,798	1.5%
Broadcom, Inc.	14,408	12,497,931	2.4%
Cadence Design Systems, Inc. (A)	22,635	5,308,360	1.0%
Crowdstrike Holdings, Inc., Class A (A)	25,720	3,777,496	0.7%
Microsoft Corp.	126,623	43,120,196	8.1%
MongoDB, Inc. (A)	11,369	4,672,545	0.9%
NVIDIA Corp.	103,939	43,968,277	8.3%
Salesforce, Inc. (A)	43,888	9,271,779	1.7%
ServiceNow, Inc. (A)	10,251	5,760,754	1.1%
Snowflake, Inc., Class A (A)	38,787	6,825,736	1.3%
OTHER SECURITIES		2,329,453	0.4%
		205,719,365
Real estate - 1.0%
American Tower Corp.	26,767	5,191,192	1.0%
TOTAL COMMON STOCKS (Cost $400,842,014)		$526,014,194
Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
	PREFERRED SECURITIES - 0.8%
	Consumer discretionary - 0.8%
Dr. Ing. h.c. F. Porsche AG (B)	33,850	$4,205,141	0.8%
	TOTAL PREFERRED SECURITIES (Cost $3,159,846)	$4,205,141
	SHORT-TERM INVESTMENTS - 0.2%
	Short-term funds - 0.2%	1,202,558	0.2%
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,202,558)	$1,202,558
	Total Investments (Capital Appreciation Trust) (Cost $405,204,418) - 99.8%	$531,421,893	99.8%
	Other assets and liabilities, net - 0.2%	1,214,706	0.2%
	TOTAL NET ASSETS - 100.0%	$532,636,599	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
Capital Appreciation Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 66.3%
Communication services - 3.0%
Alphabet, Inc., Class A (A)(B)	93,310	$11,169,207	2.5%
OTHER SECURITIES		2,534,320	0.5%
		13,703,527
Consumer discretionary - 5.8%
Amazon.com, Inc. (A)(B)	98,094	12,787,534	2.8%
Hilton Worldwide Holdings, Inc. (A)	21,613	3,145,772	0.7%
Yum! Brands, Inc. (A)	58,520	8,107,946	1.8%
OTHER SECURITIES		2,242,887	0.5%
		26,284,139
Consumer staples - 0.6%
Keurig Dr. Pepper, Inc.	89,357	2,794,193	0.6%
Energy - 1.5%
Canadian Natural Resources, Ltd.	55,449	3,119,561	0.7%
OTHER SECURITIES		3,951,619	0.8%
		7,071,180
Financials - 7.6%
Intercontinental Exchange, Inc.	79,000	8,933,320	2.0%
KKR & Company, Inc. (A)	53,996	3,023,776	0.7%
Marsh & McLennan Companies, Inc. (A)	19,184	3,608,127	0.8%
Mastercard, Inc., Class A (A)	13,700	5,388,210	1.2%
The Goldman Sachs Group, Inc.	9,300	2,999,622	0.7%
The PNC Financial Services Group, Inc.	33,488	4,217,814	0.9%
Visa, Inc., Class A (A)	19,800	4,702,104	1.0%
OTHER SECURITIES		1,450,982	0.3%
		34,323,955
Health care - 16.0%
AbbVie, Inc.	34,229	4,611,673	1.0%
Avantor, Inc. (B)	217,127	4,459,789	1.0%

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Health care (continued)
Becton, Dickinson and Company (A)	35,187	$9,289,720	2.1%
Biogen, Inc. (B)	11,563	3,293,721	0.7%
Danaher Corp.	41,624	9,989,760	2.2%
Eli Lilly & Company	7,500	3,517,350	0.8%
Revvity, Inc.	72,085	8,562,977	1.9%
Teleflex, Inc.	18,161	4,395,507	1.0%
Thermo Fisher Scientific, Inc.	10,813	5,641,683	1.2%
UnitedHealth Group, Inc.	25,782	12,391,860	2.7%
OTHER SECURITIES		6,298,162	1.4%
		72,452,202
Industrials - 7.9%
Equifax, Inc.	16,982	3,995,865	0.9%
Fortive Corp.	137,932	10,313,176	2.3%
General Electric Company (A)	21,497	2,361,445	0.5%
Ingersoll Rand, Inc. (A)	97,089	6,345,737	1.4%
TransUnion (A)	40,629	3,182,470	0.7%
Waste Connections, Inc.	47,251	6,753,585	1.5%
OTHER SECURITIES		3,012,403	0.6%
		35,964,681
Information technology - 17.9%
Apple, Inc.	80,953	15,702,455	3.5%
Intuit, Inc.	7,326	3,356,700	0.7%
Microsoft Corp. (A)	74,596	25,402,922	5.6%
NVIDIA Corp.	14,400	6,091,488	1.3%
NXP Semiconductors NV (A)	31,142	6,374,145	1.4%
Roper Technologies, Inc.	12,723	6,117,218	1.4%
Salesforce, Inc. (A)(B)	18,207	3,846,411	0.9%
Teledyne Technologies, Inc. (B)	8,979	3,691,357	0.8%
Texas Instruments, Inc. (A)	22,435	4,038,749	0.9%
OTHER SECURITIES		6,460,794	1.4%
		81,082,239
Materials - 0.9%
Linde PLC (A)	10,851	4,135,099	0.9%
Utilities - 5.1%
Ameren Corp.	80,642	6,586,032	1.5%
Exelon Corp.	121,172	4,936,547	1.1%
Xcel Energy, Inc.	90,766	5,642,922	1.2%
OTHER SECURITIES		5,914,341	1.3%
		23,079,842
TOTAL COMMON STOCKS (Cost $268,424,126)		$300,891,057
PREFERRED SECURITIES - 0.3%
Financials - 0.0%		25,000	0.0%
Utilities - 0.3%		1,333,800	0.3%
TOTAL PREFERRED SECURITIES (Cost $1,468,950)		$1,358,800
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.5%
U.S. Treasury Notes - 8.5%
2.750%, 08/15/2032	$4,272,900	3,917,214	0.9%
3.500%, 02/15/2033	19,105,900	18,610,341	4.1%
4.125%, 11/15/2032	15,533,600	15,873,398	3.5%
		38,400,953
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $39,444,686)		$38,400,953
CORPORATE BONDS - 7.9%
Communication services - 1.3%
CCO Holdings LLC 5.000%, 02/01/2028 (C)	2,595,000	2,364,279	0.5%
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Communication services (continued)
CCO Holdings LLC 5.125%, 05/01/2027 (C)	$2,681,000	$2,496,668	0.6%
CCO Holdings LLC 5.500%, 05/01/2026 (C)	125,000	121,879	0.0%
OTHER SECURITIES		1,068,819	0.2%
		6,051,645
Consumer discretionary - 2.0%
Yum! Brands, Inc. 3.625%, 03/15/2031	150,000	129,589	0.0%
Yum! Brands, Inc. 4.625%, 01/31/2032	400,000	361,335	0.1%
Yum! Brands, Inc. 4.750%, 01/15/2030 (C)	127,000	118,924	0.0%
Yum! Brands, Inc. 5.350%, 11/01/2043	579,000	505,236	0.1%
Yum! Brands, Inc. 5.375%, 04/01/2032	564,000	536,060	0.1%
Yum! Brands, Inc. 6.875%, 11/15/2037	367,000	394,491	0.1%
OTHER SECURITIES		7,066,772	1.6%
		9,112,407
Financials - 2.2%
HUB International, Ltd. 5.625%, 12/01/2029 (C)	165,000	148,018	0.0%
HUB International, Ltd. 7.000%, 05/01/2026 (C)	2,785,000	2,777,634	0.6%
HUB International, Ltd. 7.250%, 06/15/2030 (C)	1,076,000	1,111,078	0.3%
Intercontinental Exchange, Inc. 4.000%, 09/15/2027	59,000	57,445	0.0%
MSCI, Inc. 3.250%, 08/15/2033 (C)	230,000	185,232	0.0%
MSCI, Inc. 3.625%, 09/01/2030 (C)	1,059,000	913,270	0.2%
MSCI, Inc. 3.625%, 11/01/2031 (C)	854,000	729,037	0.2%
MSCI, Inc. 3.875%, 02/15/2031 (C)	657,000	569,307	0.1%
MSCI, Inc. 4.000%, 11/15/2029 (C)	386,000	349,338	0.1%
USI, Inc. 6.875%, 05/01/2025 (C)	799,000	793,008	0.2%
OTHER SECURITIES		2,584,618	0.5%
		10,217,985
Health care - 0.9%
Avantor Funding, Inc. 3.875%, 11/01/2029 (C)	700,000	612,870	0.1%
Avantor Funding, Inc. 4.625%, 07/15/2028 (C)	575,000	532,981	0.1%
Teleflex, Inc. 4.250%, 06/01/2028 (C)	50,000	45,687	0.0%
Teleflex, Inc. 4.625%, 11/15/2027	285,000	268,613	0.1%
OTHER SECURITIES		2,474,298	0.6%
		3,934,449
Industrials - 1.2%
General Electric Company 8.882%, (3 month LIBOR + 3.330%), 09/15/2023 (D)(E)	1,318,000	1,317,998	0.3%
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (C)	419,111	420,158	0.1%
OTHER SECURITIES		3,586,929	0.8%
		5,325,085

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Information technology - 0.1%		$607,109	0.1%
Materials - 0.1%		491,288	0.1%
Real estate - 0.1%		327,975	0.1%
TOTAL CORPORATE BONDS (Cost $36,947,399)		$36,067,943
TERM LOANS (F) - 9.5%
Communication services - 0.2%		941,108	0.2%
Consumer discretionary - 0.5%		2,306,170	0.5%
Consumer staples - 0.3%		1,258,881	0.3%
Financials - 3.1%
HUB International, Ltd., 2022 Term Loan B (3 month SOFR + 4.000%) 9.072%, 11/10/2029	$406,015	405,389	0.1%
HUB International, Ltd., 2023 Term Loan B 06/20/2030 TBD (G)	7,016,000	7,028,699	1.5%
USI, Inc., 2019 Incremental Term Loan B (3 month LIBOR + 3.250%) 8.788%, 12/02/2026	809,240	808,099	0.2%
USI, Inc., 2022 Incremental Term Loan (3 month SOFR + 3.750%) 8.992%, 11/22/2029	1,499,732	1,495,983	0.3%
OTHER SECURITIES		4,171,738	1.0%
		13,909,908
Health care - 1.3%
Avantor Funding, Inc., 2021 Term Loan B5 (1 month SOFR + 2.250%) 7.452%, 11/08/2027	86,131	86,036	0.0%
OTHER SECURITIES		5,713,394	1.3%
		5,799,430
Industrials - 1.8%
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 10.764%, 06/21/2027	4,326,859	4,490,025	1.0%
TransUnion LLC, 2019 Term Loan B5 (1 month LIBOR + 1.750%) 6.952%, 11/16/2026	290,341	289,293	0.1%
OTHER SECURITIES		3,502,670	0.7%
		8,281,988
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
TERM LOANS (continued)
Information technology - 2.2%
UKG, Inc., 2021 Term Loan (3 month SOFR + 3.250%) 8.271%, 05/04/2026	$3,619,282	$3,548,018	0.8%
OTHER SECURITIES		6,483,156	1.4%
		10,031,174
Real estate - 0.1%		543,455	0.1%
TOTAL TERM LOANS (Cost $43,207,932)		$43,072,114
ASSET BACKED SECURITIES - 0.1%		484,356	0.1%
TOTAL ASSET BACKED SECURITIES (Cost $533,843)		$484,356
SHORT-TERM INVESTMENTS - 10.3%
Short-term funds - 9.8%
T. Rowe Price Government Reserve Fund, 5.1068% (H)	44,400,672	44,400,672	9.8%
Repurchase agreement - 0.5%		2,216,000	0.5%
TOTAL SHORT-TERM INVESTMENTS (Cost $46,616,672)		$46,616,672
Total Investments (Capital Appreciation Value Trust) (Cost $436,643,608) - 102.9%		$466,891,895	102.9%
Other assets and liabilities, net - (2.9)%		(13,004,190)	(2.9)%
TOTAL NET ASSETS - 100.0%		$453,887,705	100.0%
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	The rate shown is the annualized seven-day yield as of 6-30-23.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
JPM	AbbVie, Inc.	USD	145.00	Jan 2024	2	200	$1,120	$(812)
JPM	AbbVie, Inc.	USD	150.00	Jan 2024	2	200	763	(528)
CITI	AbbVie, Inc.	USD	155.00	Jan 2024	18	1,800	18,943	(2,948)
CITI	AbbVie, Inc.	USD	155.00	Jan 2024	19	1,900	18,278	(3,112)
CITI	AbbVie, Inc.	USD	160.00	Jan 2024	18	1,800	15,151	(1,749)
CITI	AbbVie, Inc.	USD	160.00	Jan 2024	19	1,900	14,478	(1,846)
CITI	AbbVie, Inc.	USD	170.00	Jan 2024	46	4,600	26,163	(1,398)
JPM	AbbVie, Inc.	USD	175.00	Jan 2024	23	2,300	11,655	(368)
The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
JPM	AbbVie, Inc.	USD	180.00	Jan 2024	11	1,100	$10,948	$(91)
JPM	AbbVie, Inc.	USD	180.00	Jan 2024	23	2,300	11,036	(191)
JPM	AbbVie, Inc.	USD	185.00	Jan 2024	11	1,100	9,136	(46)
JPM	AbbVie, Inc.	USD	195.00	Jan 2024	11	1,100	6,168	(11)
JPM	AbbVie, Inc.	USD	200.00	Jan 2024	11	1,100	5,016	(6)
CITI	Alphabet, Inc., Class A	USD	102.50	Jan 2024	31	3,100	24,005	(72,294)
WFB	Alphabet, Inc., Class A	USD	120.00	Jan 2024	108	10,800	85,221	(121,963)
CITI	Alphabet, Inc., Class A	USD	142.00	Jan 2024	58	5,800	37,305	(17,515)
WFB	Amazon.com, Inc.	USD	107.50	Jan 2024	35	3,500	24,267	(103,617)
WFB	Amazon.com, Inc.	USD	110.00	Jan 2024	35	3,500	22,144	(96,764)
WFB	Amazon.com, Inc.	USD	110.00	Jan 2024	36	3,600	39,065	(99,529)
WFB	Amazon.com, Inc.	USD	115.00	Jan 2024	35	3,500	18,159	(83,662)
WFB	Amazon.com, Inc.	USD	115.00	Jan 2024	36	3,600	32,394	(86,053)
WFB	Amazon.com, Inc.	USD	115.00	Jan 2024	66	6,600	58,938	(157,763)
WFB	Amazon.com, Inc.	USD	120.00	Jan 2024	35	3,500	26,058	(71,458)
WFB	Amazon.com, Inc.	USD	132.50	Jan 2024	86	8,600	82,519	(111,721)
WFB	Amazon.com, Inc.	USD	135.00	Jan 2024	59	5,900	55,133	(69,292)
UBS	Analog Devices, Inc.	USD	200.00	Jan 2024	10	1,000	7,997	(14,008)
UBS	Analog Devices, Inc.	USD	200.00	Jan 2024	2	200	2,309	(2,802)
UBS	Analog Devices, Inc.	USD	210.00	Jan 2024	2	200	1,557	(1,950)
UBS	Analog Devices, Inc.	USD	210.00	Jun 2024	2	200	2,771	(3,247)
UBS	Analog Devices, Inc.	USD	220.00	Jun 2024	2	200	2,075	(2,505)
JPM	Apple, Inc.	USD	145.00	Jan 2024	29	2,900	33,575	(157,741)
JPM	Apple, Inc.	USD	150.00	Jan 2024	29	2,900	28,626	(144,531)
JPM	Apple, Inc.	USD	150.00	Jan 2024	29	2,900	41,297	(144,531)
JPM	Apple, Inc.	USD	155.00	Jan 2024	29	2,900	24,262	(131,534)
JPM	Apple, Inc.	USD	155.00	Jan 2024	29	2,900	34,829	(131,534)
JPM	Apple, Inc.	USD	180.00	Jan 2024	44	4,400	44,464	(108,691)
JPM	Apple, Inc.	USD	180.00	Jan 2024	44	4,400	41,102	(108,691)
JPM	Apple, Inc.	USD	195.00	Jan 2024	28	2,800	20,170	(40,669)
JPM	Apple, Inc.	USD	195.00	Jan 2024	5	500	4,925	(7,262)
JPM	Apple, Inc.	USD	200.00	Jan 2024	28	2,800	15,277	(32,740)
JPM	Apple, Inc.	USD	205.00	Jan 2024	5	500	2,892	(4,602)
CITI	Baxter International, Inc.	USD	50.00	Jan 2024	28	2,800	5,877	(6,220)
GSI	Becton, Dickinson and Company	USD	270.00	Jan 2024	17	1,700	25,279	(22,437)
GSI	Becton, Dickinson and Company	USD	280.00	Jan 2024	18	1,800	20,106	(15,099)
GSI	Becton, Dickinson and Company	USD	290.00	Jan 2024	6	600	8,834	(2,860)
GSI	Becton, Dickinson and Company	USD	290.00	Jan 2024	5	500	3,232	(2,384)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2024	6	600	7,040	(1,571)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2024	5	500	2,310	(1,309)
WFB	CME Group, Inc.	USD	190.00	Jan 2024	4	400	5,235	(3,431)
WFB	CME Group, Inc.	USD	200.00	Jan 2024	4	400	3,610	(1,812)
WFB	CME Group, Inc.	USD	210.00	Jan 2024	5	500	2,781	(1,088)
JPM	Danaher Corp.	USD	290.00	Jan 2024	6	600	15,652	(1,761)
JPM	Danaher Corp.	USD	290.00	Jan 2024	23	2,300	37,410	(6,752)
JPM	Danaher Corp.	USD	300.00	Jan 2024	6	600	13,245	(1,039)
JPM	Danaher Corp.	USD	310.00	Jan 2024	6	600	11,079	(582)
JPM	Danaher Corp.	USD	320.00	Jan 2024	6	600	9,332	(310)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	4	400	9,953	(11,442)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	3	300	7,076	(8,581)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	2	200	5,025	(5,721)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	1	100	3,174	(2,860)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	3	300	4,498	(8,581)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	5	500	7,860	(14,302)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	8	800	10,921	(22,884)
CITI	Equifax, Inc.	USD	230.00	Dec 2023	4	400	8,272	(8,842)
CITI	Equifax, Inc.	USD	230.00	Dec 2023	3	300	5,858	(6,631)
CITI	Equifax, Inc.	USD	230.00	Dec 2023	2	200	4,180	(4,421)
CITI	Equifax, Inc.	USD	230.00	Dec 2023	1	100	2,699	(2,210)
CITI	Equifax, Inc.	USD	240.00	Dec 2023	4	400	6,812	(6,611)
CITI	Equifax, Inc.	USD	240.00	Dec 2023	3	300	4,805	(4,958)
CITI	Equifax, Inc.	USD	240.00	Dec 2023	2	200	3,444	(3,305)
CITI	Equifax, Inc.	USD	240.00	Dec 2023	1	100	2,235	(1,653)
CITI	Equifax, Inc.	USD	240.00	Dec 2023	23	2,300	39,053	(38,012)
The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CITI	Equifax, Inc.	USD	230.00	Jan 2024	2	200	$2,605	$(4,817)
CITI	Equifax, Inc.	USD	240.00	Jan 2024	2	200	1,895	(3,695)
JPM	Exelon Corp.	USD	45.00	Jan 2024	40	4,000	8,880	(3,194)
JPM	Exelon Corp.	USD	45.00	Jan 2024	78	7,800	14,430	(6,228)
JPM	Exelon Corp.	USD	45.00	Jan 2024	43	4,300	7,181	(3,434)
JPM	Exelon Corp.	USD	45.00	Jan 2024	5	500	520	(399)
JPM	Exelon Corp.	USD	47.00	Jan 2024	40	4,000	6,080	(1,595)
JPM	Exelon Corp.	USD	50.00	Jan 2024	45	4,500	8,759	(556)
JPM	Exelon Corp.	USD	47.00	Jun 2024	5	500	670	(594)
CITI	Fortive Corp.	USD	75.00	Dec 2023	1	100	380	(501)
CITI	Fortive Corp.	USD	75.00	Dec 2023	4	400	1,581	(2,004)
CITI	Fortive Corp.	USD	80.00	Dec 2023	1	100	179	(261)
CITI	Fortive Corp.	USD	80.00	Dec 2023	4	400	758	(1,043)
WFB	GE HealthCare Technologies, Inc.	USD	85.00	Jan 2024	11	1,100	5,209	(5,831)
WFB	GE HealthCare Technologies, Inc.	USD	90.00	Jan 2024	24	2,400	7,834	(7,854)
WFB	GE HealthCare Technologies, Inc.	USD	90.00	Jan 2024	11	1,100	3,158	(3,600)
WFB	General Electric Company	USD	90.00	Jan 2024	11	1,100	8,149	(26,861)
WFB	General Electric Company	USD	90.00	Jan 2024	28	2,800	19,243	(68,373)
WFB	General Electric Company	USD	95.00	Jan 2024	11	1,100	6,011	(22,367)
WFB	General Electric Company	USD	95.00	Jan 2024	28	2,800	14,083	(56,934)
WFB	General Electric Company	USD	110.00	Jan 2024	28	2,800	22,776	(28,187)
WFB	General Electric Company	USD	110.00	Jan 2024	20	2,000	15,190	(20,133)
WFB	General Electric Company	USD	110.00	Jan 2024	20	2,000	15,840	(20,133)
WFB	General Electric Company	USD	115.00	Jan 2024	28	2,800	17,167	(21,002)
WFB	General Electric Company	USD	115.00	Jan 2024	20	2,000	10,876	(15,001)
WFB	General Electric Company	USD	115.00	Jan 2024	20	2,000	11,574	(15,001)
WFB	Hilton Worldwide Holdings, Inc.	USD	140.00	Jan 2024	3	300	4,037	(4,714)
WFB	Hilton Worldwide Holdings, Inc.	USD	140.00	Jan 2024	2	200	3,649	(3,142)
WFB	Hilton Worldwide Holdings, Inc.	USD	145.00	Jan 2024	28	2,800	46,536	(35,303)
WFB	Hilton Worldwide Holdings, Inc.	USD	145.00	Jan 2024	3	300	3,496	(3,783)
WFB	Hilton Worldwide Holdings, Inc.	USD	145.00	Jan 2024	2	200	3,137	(2,522)
WFB	Hilton Worldwide Holdings, Inc.	USD	150.00	Jan 2024	27	2,700	40,284	(26,732)
WFB	Hilton Worldwide Holdings, Inc.	USD	150.00	Jan 2024	3	300	3,015	(2,970)
WFB	Hilton Worldwide Holdings, Inc.	USD	150.00	Jan 2024	2	200	2,635	(1,980)
WFB	Hilton Worldwide Holdings, Inc.	USD	155.00	Jan 2024	3	300	2,564	(2,280)
WFB	Hilton Worldwide Holdings, Inc.	USD	155.00	Jan 2024	2	200	2,233	(1,520)
WFB	Hilton Worldwide Holdings, Inc.	USD	155.00	Jan 2024	12	1,200	8,530	(9,118)
WFB	Hilton Worldwide Holdings, Inc.	USD	160.00	Jan 2024	12	1,200	6,489	(6,829)
GSI	Ingersoll Rand, Inc.	USD	60.00	Dec 2023	12	1,200	4,365	(10,710)
GSI	Ingersoll Rand, Inc.	USD	60.00	Dec 2023	12	1,200	5,357	(10,710)
GSI	Ingersoll Rand, Inc.	USD	75.00	Dec 2023	28	2,800	3,639	(4,451)
CITI	Intercontinental Exchange, Inc.	USD	110.00	Jan 2024	29	2,900	17,968	(27,674)
CITI	Intercontinental Exchange, Inc.	USD	110.00	Jan 2024	29	2,900	18,022	(27,674)
CITI	Intercontinental Exchange, Inc.	USD	115.00	Jan 2024	29	2,900	17,106	(18,603)
CITI	Intercontinental Exchange, Inc.	USD	115.00	Jan 2024	5	500	1,742	(3,207)
CITI	Intercontinental Exchange, Inc.	USD	120.00	Jan 2024	5	500	1,005	(1,973)
UBS	Intuit, Inc.	USD	480.00	Jan 2024	4	400	10,097	(14,501)
CITI	Keurig Dr. Pepper, Inc.	USD	37.00	Jan 2024	31	3,100	5,487	(286)
CITI	Keurig Dr. Pepper, Inc.	USD	40.00	Jan 2024	31	3,100	2,449	(19)
UBS	KKR & Company, Inc.	USD	55.00	Jan 2024	29	2,900	15,922	(17,295)
UBS	KKR & Company, Inc.	USD	55.00	Jan 2024	29	2,900	15,012	(17,295)
WFB	Linde PLC	USD	390.00	Jan 2024	5	500	8,486	(10,297)
WFB	Linde PLC	USD	390.00	Jan 2024	5	500	9,180	(10,297)
WFB	Linde PLC	USD	395.00	Jan 2024	2	200	2,410	(3,601)
WFB	Linde PLC	USD	410.00	Jan 2024	2	200	1,559	(2,297)
GSI	Marsh & McLennan Companies, Inc.	USD	185.00	Jul 2023	2	200	866	(1,025)
GSI	Marsh & McLennan Companies, Inc.	USD	185.00	Jul 2023	7	700	3,666	(3,588)
GSI	Marsh & McLennan Companies, Inc.	USD	185.00	Jul 2023	8	800	3,000	(4,100)
GSI	Marsh & McLennan Companies, Inc.	USD	190.00	Jul 2023	2	200	663	(399)
GSI	Marsh & McLennan Companies, Inc.	USD	190.00	Jul 2023	7	700	2,829	(1,396)
GSI	Marsh & McLennan Companies, Inc.	USD	190.00	Jul 2023	8	800	1,893	(1,596)
GSI	Marsh & McLennan Companies, Inc.	USD	195.00	Jul 2023	2	200	401	(84)
GSI	Marsh & McLennan Companies, Inc.	USD	195.00	Jul 2023	7	700	1,767	(294)
GSI	Marsh & McLennan Companies, Inc.	USD	195.00	Jul 2023	8	800	1,031	(336)
The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
GSI	Marsh & McLennan Companies, Inc.	USD	200.00	Jul 2023	2	200	$359	$(7)
GSI	Marsh & McLennan Companies, Inc.	USD	200.00	Jul 2023	7	700	1,529	(25)
GSI	Marsh & McLennan Companies, Inc.	USD	200.00	Jul 2023	8	800	470	(28)
GSI	Marsh & McLennan Companies, Inc.	USD	180.00	Jan 2024	23	2,300	10,971	(38,769)
GSI	Marsh & McLennan Companies, Inc.	USD	190.00	Jan 2024	24	2,400	12,463	(24,132)
GSI	Marsh & McLennan Companies, Inc.	USD	190.00	Jan 2024	2	200	989	(2,011)
GSI	Marsh & McLennan Companies, Inc.	USD	200.00	Jan 2024	2	200	591	(1,028)
GSI	Mastercard, Inc., Class A	USD	380.00	Jan 2024	5	500	18,370	(18,866)
GSI	Mastercard, Inc., Class A	USD	380.00	Jan 2024	5	500	23,912	(18,866)
GSI	Mastercard, Inc., Class A	USD	400.00	Jan 2024	5	500	14,225	(12,738)
GSI	Mastercard, Inc., Class A	USD	400.00	Jan 2024	5	500	18,905	(12,738)
GSI	Mastercard, Inc., Class A	USD	400.00	Jan 2024	17	1,700	31,554	(43,309)
GSI	Mastercard, Inc., Class A	USD	400.00	Jan 2024	2	200	4,838	(4,838)
GSI	Mastercard, Inc., Class A	USD	405.00	Jan 2024	2	200	3,745	(4,564)
GSI	Mastercard, Inc., Class A	USD	410.00	Jan 2024	18	1,800	33,448	(36,607)
GSI	Mastercard, Inc., Class A	USD	420.00	Jan 2024	5	500	10,973	(7,939)
GSI	Mastercard, Inc., Class A	USD	420.00	Jan 2024	5	500	14,386	(7,939)
GSI	Mastercard, Inc., Class A	USD	420.00	Jan 2024	2	200	2,905	(2,905)
GSI	Mastercard, Inc., Class A	USD	425.00	Jan 2024	2	200	2,300	(2,781)
GSI	Mastercard, Inc., Class A	USD	430.00	Jan 2024	5	500	9,644	(6,048)
GSI	Mastercard, Inc., Class A	USD	430.00	Jan 2024	5	500	12,514	(6,048)
BARC	Meta Platforms, Inc., Class A	USD	290.00	Jan 2024	28	2,800	64,200	(96,824)
UBS	Microsoft Corp.	USD	275.00	Jan 2024	21	2,100	34,919	(163,539)
UBS	Microsoft Corp.	USD	290.00	Jan 2024	21	2,100	24,889	(137,142)
JPM	Microsoft Corp.	USD	300.00	Jan 2024	44	4,400	68,741	(252,120)
JPM	Microsoft Corp.	USD	300.00	Jan 2024	42	4,200	67,078	(240,660)
UBS	Microsoft Corp.	USD	300.00	Jan 2024	21	2,100	19,599	(120,330)
UBS	Microsoft Corp.	USD	360.00	Jan 2024	11	1,100	21,684	(21,874)
UBS	Microsoft Corp.	USD	375.00	Jan 2024	11	1,100	15,618	(15,551)
WFB	NXP Semiconductors NV	USD	170.00	Jan 2024	1	100	2,129	(4,367)
WFB	NXP Semiconductors NV	USD	170.00	Jan 2024	8	800	18,860	(34,934)
WFB	NXP Semiconductors NV	USD	170.00	Jan 2024	9	900	22,091	(39,301)
WFB	NXP Semiconductors NV	USD	180.00	Jan 2024	1	100	1,739	(3,610)
WFB	NXP Semiconductors NV	USD	180.00	Jan 2024	8	800	15,917	(28,880)
WFB	NXP Semiconductors NV	USD	180.00	Jan 2024	9	900	18,738	(32,490)
WFB	NXP Semiconductors NV	USD	180.00	Jan 2024	17	1,700	39,946	(61,369)
WFB	NXP Semiconductors NV	USD	185.00	Jan 2024	1	100	1,569	(3,259)
WFB	NXP Semiconductors NV	USD	185.00	Jan 2024	8	800	14,445	(26,070)
WFB	NXP Semiconductors NV	USD	185.00	Jan 2024	9	900	16,993	(29,329)
WFB	NXP Semiconductors NV	USD	185.00	Jan 2024	17	1,700	35,429	(55,399)
WFB	NXP Semiconductors NV	USD	190.00	Jan 2024	23	2,300	33,448	(67,337)
WFB	NXP Semiconductors NV	USD	195.00	Jan 2024	1	100	1,274	(2,618)
WFB	NXP Semiconductors NV	USD	195.00	Jan 2024	8	800	11,341	(20,944)
WFB	NXP Semiconductors NV	USD	195.00	Jan 2024	9	900	13,415	(23,562)
WFB	NXP Semiconductors NV	USD	195.00	Jan 2024	17	1,700	28,635	(44,507)
WFB	NXP Semiconductors NV	USD	200.00	Jan 2024	23	2,300	37,049	(53,606)
WFB	NXP Semiconductors NV	USD	210.00	Jan 2024	5	500	7,703	(9,123)
WFB	NXP Semiconductors NV	USD	220.00	Jan 2024	5	500	5,845	(7,018)
WFB	NXP Semiconductors NV	USD	220.00	Jun 2024	4	400	7,461	(9,043)
CITI	Revvity, Inc.	USD	155.00	Sep 2023	3	300	2,456	(122)
CITI	Revvity, Inc.	USD	155.00	Sep 2023	11	1,100	7,586	(448)
CITI	Revvity, Inc.	USD	165.00	Sep 2023	3	300	1,458	(99)
CITI	Revvity, Inc.	USD	165.00	Sep 2023	11	1,100	4,298	(363)
CITI	Revvity, Inc.	USD	170.00	Sep 2023	3	300	1,124	(92)
CITI	Revvity, Inc.	USD	170.00	Sep 2023	11	1,100	3,138	(337)
CITI	Revvity, Inc.	USD	175.00	Sep 2023	3	300	851	(86)
CITI	Revvity, Inc.	USD	175.00	Sep 2023	11	1,100	2,364	(315)
CITI	Roper Technologies, Inc.	USD	470.00	Aug 2023	11	1,100	8,705	(21,991)
CITI	Roper Technologies, Inc.	USD	480.00	Aug 2023	3	300	5,813	(4,001)
CITI	Roper Technologies, Inc.	USD	500.00	Aug 2023	3	300	3,832	(1,318)
CITI	Roper Technologies, Inc.	USD	520.00	Aug 2023	3	300	2,427	(337)
CITI	Roper Technologies, Inc.	USD	540.00	Aug 2023	3	300	1,466	(93)
CITI	Roper Technologies, Inc.	USD	490.00	Feb 2024	2	200	4,027	(6,023)
CITI	Roper Technologies, Inc.	USD	510.00	Feb 2024	2	200	2,329	(3,996)
The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
BOA	S&P Global, Inc.	USD	370.00	Jan 2024	1	100	$3,045	$(4,946)
BOA	S&P Global, Inc.	USD	370.00	Jan 2024	1	100	3,251	(4,946)
BOA	S&P Global, Inc.	USD	370.00	Jan 2024	1	100	4,361	(4,946)
BOA	S&P Global, Inc.	USD	390.00	Jan 2024	1	100	2,319	(3,513)
BOA	S&P Global, Inc.	USD	390.00	Jan 2024	1	100	2,492	(3,513)
BOA	S&P Global, Inc.	USD	390.00	Jan 2024	1	100	3,430	(3,513)
BOA	S&P Global, Inc.	USD	400.00	Jan 2024	1	100	2,019	(2,883)
BOA	S&P Global, Inc.	USD	400.00	Jan 2024	1	100	2,182	(2,883)
BOA	S&P Global, Inc.	USD	400.00	Jan 2024	1	100	2,800	(2,883)
UBS	S&P Global, Inc.	USD	400.00	Jan 2024	2	200	3,109	(5,765)
BOA	S&P Global, Inc.	USD	410.00	Jan 2024	2	200	4,759	(4,638)
UBS	S&P Global, Inc.	USD	410.00	Jan 2024	2	200	2,446	(4,638)
BOA	S&P Global, Inc.	USD	420.00	Jan 2024	1	100	1,474	(1,826)
BOA	S&P Global, Inc.	USD	420.00	Jan 2024	1	100	1,623	(1,826)
BOA	S&P Global, Inc.	USD	420.00	Jan 2024	1	100	2,019	(1,826)
BOA	S&P Global, Inc.	USD	430.00	Jan 2024	2	200	3,481	(2,807)
BOA	S&P Global, Inc.	USD	450.00	Jan 2024	2	200	2,509	(1,533)
BOA	S&P Global, Inc.	USD	470.00	Jan 2024	2	200	1,711	(746)
GSI	Salesforce, Inc.	USD	160.00	Jan 2024	15	1,500	25,322	(88,990)
GSI	Salesforce, Inc.	USD	165.00	Jan 2024	15	1,500	22,584	(82,579)
GSI	Salesforce, Inc.	USD	165.00	Jan 2024	14	1,400	29,774	(77,074)
GSI	Salesforce, Inc.	USD	170.00	Jan 2024	14	1,400	26,709	(71,234)
GSI	Salesforce, Inc.	USD	230.00	Jan 2024	5	500	9,761	(6,757)
GSI	Salesforce, Inc.	USD	230.00	Jan 2024	2	200	3,021	(2,703)
GSI	Salesforce, Inc.	USD	240.00	Jan 2024	5	500	7,718	(5,069)
GSI	Salesforce, Inc.	USD	240.00	Jan 2024	2	200	2,314	(2,028)
GSI	Salesforce, Inc.	USD	230.00	Jun 2024	2	200	4,800	(4,511)
GSI	Salesforce, Inc.	USD	240.00	Jun 2024	2	200	3,991	(3,721)
GSI	Starbucks Corp.	USD	100.00	Jan 2024	34	3,400	36,680	(24,083)
GSI	Starbucks Corp.	USD	105.00	Jan 2024	34	3,400	30,193	(16,144)
GSI	Starbucks Corp.	USD	115.00	Jan 2024	22	2,200	5,697	(4,018)
WFB	Stryker Corp.	USD	270.00	Jan 2024	3	300	7,207	(14,301)
WFB	Stryker Corp.	USD	270.00	Jan 2024	2	200	5,258	(9,534)
WFB	Stryker Corp.	USD	270.00	Jan 2024	5	500	15,792	(23,836)
WFB	Stryker Corp.	USD	280.00	Jan 2024	3	300	5,855	(11,896)
WFB	Stryker Corp.	USD	280.00	Jan 2024	2	200	4,449	(7,931)
WFB	Stryker Corp.	USD	280.00	Jan 2024	5	500	12,786	(19,827)
WFB	Stryker Corp.	USD	290.00	Jan 2024	3	300	4,684	(9,649)
WFB	Stryker Corp.	USD	290.00	Jan 2024	2	200	3,656	(6,433)
WFB	Stryker Corp.	USD	290.00	Jan 2024	5	500	9,781	(16,081)
WFB	Stryker Corp.	USD	300.00	Jan 2024	3	300	3,842	(7,595)
WFB	Stryker Corp.	USD	300.00	Jan 2024	2	200	3,044	(5,064)
WFB	Stryker Corp.	USD	300.00	Jan 2024	5	500	8,025	(12,659)
WFB	Stryker Corp.	USD	310.00	Jan 2024	8	800	11,100	(15,390)
WFB	Stryker Corp.	USD	320.00	Jan 2024	13	1,300	17,375	(18,259)
JPM	TE Connectivity, Ltd.	USD	125.00	Jul 2023	9	900	5,810	(13,994)
JPM	TE Connectivity, Ltd.	USD	130.00	Jul 2023	9	900	4,230	(9,564)
JPM	TE Connectivity, Ltd.	USD	130.00	Jul 2023	8	800	3,970	(8,501)
JPM	TE Connectivity, Ltd.	USD	135.00	Jul 2023	9	900	3,027	(5,369)
JPM	TE Connectivity, Ltd.	USD	135.00	Jul 2023	8	800	2,371	(4,772)
JPM	TE Connectivity, Ltd.	USD	140.00	Jul 2023	9	900	2,196	(2,076)
JPM	TE Connectivity, Ltd.	USD	140.00	Jul 2023	8	800	1,572	(1,845)
JPM	Teledyne Technologies, Inc.	USD	440.00	Dec 2023	1	100	1,327	(1,413)
JPM	Teledyne Technologies, Inc.	USD	460.00	Dec 2023	1	100	780	(765)
BOA	Texas Instruments, Inc.	USD	180.00	Jan 2024	11	1,100	18,529	(15,132)
BOA	Texas Instruments, Inc.	USD	180.00	Jan 2024	11	1,100	20,899	(15,132)
BOA	Texas Instruments, Inc.	USD	190.00	Jan 2024	11	1,100	14,221	(9,997)
BOA	Texas Instruments, Inc.	USD	190.00	Jan 2024	11	1,100	15,945	(9,997)
BOA	Texas Instruments, Inc.	USD	190.00	Jan 2024	8	800	6,451	(7,270)
BOA	Texas Instruments, Inc.	USD	195.00	Jan 2024	11	1,100	12,354	(7,937)
BOA	Texas Instruments, Inc.	USD	195.00	Jan 2024	11	1,100	13,770	(7,937)
BOA	Texas Instruments, Inc.	USD	195.00	Jan 2024	8	800	5,007	(5,772)
BOA	Texas Instruments, Inc.	USD	200.00	Jan 2024	11	1,100	10,690	(6,195)
BOA	Texas Instruments, Inc.	USD	200.00	Jan 2024	11	1,100	11,651	(6,195)
The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
BOA	Texas Instruments, Inc.	USD	200.00	Jan 2024	44	4,400	$50,323	$(24,782)
BOA	Texas Instruments, Inc.	USD	200.00	Jan 2024	28	2,800	24,593	(15,770)
BOA	Texas Instruments, Inc.	USD	195.00	Jun 2024	5	500	5,493	(6,163)
BOA	Texas Instruments, Inc.	USD	200.00	Jun 2024	5	500	4,613	(5,245)
JPM	The PNC Financial Services Group, Inc.	USD	170.00	Jan 2024	7	700	6,451	(306)
JPM	The PNC Financial Services Group, Inc.	USD	170.00	Jan 2024	8	800	7,365	(350)
JPM	The PNC Financial Services Group, Inc.	USD	175.00	Jan 2024	5	500	6,348	(128)
JPM	The PNC Financial Services Group, Inc.	USD	175.00	Jan 2024	4	400	4,544	(102)
JPM	The PNC Financial Services Group, Inc.	USD	175.00	Jan 2024	7	700	5,275	(179)
JPM	The PNC Financial Services Group, Inc.	USD	175.00	Jan 2024	8	800	6,152	(205)
JPM	The PNC Financial Services Group, Inc.	USD	185.00	Jan 2024	6	600	5,654	(48)
JPM	The PNC Financial Services Group, Inc.	USD	185.00	Jan 2024	4	400	3,365	(32)
JPM	The PNC Financial Services Group, Inc.	USD	190.00	Jan 2024	4	400	2,816	(17)
JPM	The PNC Financial Services Group, Inc.	USD	190.00	Jan 2024	6	600	4,820	(26)
JPM	The PNC Financial Services Group, Inc.	USD	200.00	Jan 2024	6	600	3,344	(7)
JPM	The PNC Financial Services Group, Inc.	USD	200.00	Jan 2024	4	400	1,924	(5)
CITI	Thermo Fisher Scientific, Inc.	USD	560.00	Jan 2024	1	100	3,157	(2,432)
CITI	Thermo Fisher Scientific, Inc.	USD	590.00	Jan 2024	1	100	1,776	(1,418)
CITI	Thermo Fisher Scientific, Inc.	USD	600.00	Jan 2024	11	1,100	17,846	(12,791)
CITI	Thermo Fisher Scientific, Inc.	USD	610.00	Jan 2024	4	400	17,200	(3,780)
JPM	Thermo Fisher Scientific, Inc.	USD	610.00	Jan 2024	1	100	5,473	(945)
JPM	Thermo Fisher Scientific, Inc.	USD	610.00	Jan 2024	1	100	7,338	(945)
CITI	Thermo Fisher Scientific, Inc.	USD	620.00	Jan 2024	4	400	15,326	(3,043)
CITI	Thermo Fisher Scientific, Inc.	USD	630.00	Jan 2024	4	400	13,632	(2,428)
JPM	Thermo Fisher Scientific, Inc.	USD	630.00	Jan 2024	1	100	4,446	(607)
JPM	Thermo Fisher Scientific, Inc.	USD	630.00	Jan 2024	1	100	6,289	(607)
JPM	Thermo Fisher Scientific, Inc.	USD	660.00	Jan 2024	1	100	3,452	(293)
JPM	Thermo Fisher Scientific, Inc.	USD	660.00	Jan 2024	1	100	4,842	(293)
JPM	Thermo Fisher Scientific, Inc.	USD	690.00	Jan 2024	1	100	2,598	(131)
JPM	Thermo Fisher Scientific, Inc.	USD	690.00	Jan 2024	1	100	3,656	(131)
GSI	TransUnion	USD	65.00	Oct 2023	1	100	837	(1,577)
GSI	TransUnion	USD	65.00	Oct 2023	5	500	4,080	(7,885)
GSI	TransUnion	USD	65.00	Oct 2023	5	500	5,874	(7,885)
GSI	TransUnion	USD	70.00	Oct 2023	1	100	612	(1,161)
GSI	TransUnion	USD	70.00	Oct 2023	5	500	2,960	(5,803)
GSI	TransUnion	USD	70.00	Oct 2023	5	500	4,404	(5,803)
GSI	TransUnion	USD	80.00	Dec 2023	12	1,200	4,954	(7,880)
JPM	UnitedHealth Group, Inc.	USD	550.00	Jan 2024	5	500	5,625	(4,184)
CITI	UnitedHealth Group, Inc.	USD	580.00	Jan 2024	19	1,900	106,351	(6,974)
JPM	UnitedHealth Group, Inc.	USD	600.00	Jan 2024	20	2,000	66,363	(4,023)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2024	8	800	15,261	(17,406)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2024	8	800	18,869	(17,406)
GSI	Visa, Inc., Class A	USD	240.00	Jan 2024	8	800	12,083	(12,358)
GSI	Visa, Inc., Class A	USD	240.00	Jan 2024	8	800	14,938	(12,358)
GSI	Visa, Inc., Class A	USD	240.00	Jan 2024	2	200	2,334	(3,090)
GSI	Visa, Inc., Class A	USD	245.00	Jan 2024	8	800	7,975	(10,176)
GSI	Visa, Inc., Class A	USD	250.00	Jan 2024	8	800	9,264	(8,239)
GSI	Visa, Inc., Class A	USD	250.00	Jan 2024	8	800	11,578	(8,239)
GSI	Visa, Inc., Class A	USD	260.00	Jan 2024	8	800	7,086	(5,125)
GSI	Visa, Inc., Class A	USD	260.00	Jan 2024	8	800	8,778	(5,125)
GSI	Visa, Inc., Class A	USD	260.00	Jan 2024	2	200	884	(1,281)
GSI	Visa, Inc., Class A	USD	250.00	Jun 2024	1	100	1,447	(1,819)
GSI	Visa, Inc., Class A	USD	260.00	Jun 2024	1	100	1,067	(1,365)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2024	41	4,100	40,881	(32,428)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2024	41	4,100	40,217	(32,428)
CITI	Yum! Brands, Inc.	USD	145.00	Jan 2024	20	2,000	11,242	(10,733)
CITI	Yum! Brands, Inc.	USD	150.00	Jan 2024	20	2,000	10,042	(6,916)
							$3,875,718	$(5,981,992)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BARC	Barclays Bank PLC
The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
UBS	UBS AG
WFB	Wells Fargo Bank, N.A.
See Notes to financial statements regarding investment transactions and other derivatives information.
Disciplined Value International Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.4%
Austria - 0.8%		$2,453,657	0.8%
Belgium - 0.5%		1,367,110	0.5%
Bermuda - 1.5%
Everest Re Group, Ltd.	13,125	4,486,913	1.5%
Brazil - 1.1%
Banco do Brasil SA	298,600	3,080,665	1.1%
Canada - 7.5%
Canadian Natural Resources, Ltd.	79,385	4,463,178	1.5%
Cenovus Energy, Inc.	313,440	5,323,570	1.8%
Teck Resources, Ltd., Class B	130,922	5,508,656	1.9%
OTHER SECURITIES		6,898,355	2.3%
		22,193,759
China - 1.9%
Alibaba Group Holding, Ltd. (A)	546,900	5,693,136	1.9%
Finland - 1.0%		3,023,946	1.0%
France - 8.6%
AXA SA	140,899	4,163,761	1.4%
Capgemini SE	14,690	2,781,449	1.0%
Rexel SA	135,113	3,339,181	1.1%
Sanofi	54,963	5,917,100	2.0%
OTHER SECURITIES		8,973,677	3.1%
		25,175,168
Germany - 5.6%
Allianz SE	11,605	2,703,086	0.9%
Commerzbank AG	393,725	4,364,788	1.5%
Siemens AG	33,858	5,644,172	1.9%
OTHER SECURITIES		3,667,657	1.3%
		16,379,703
Greece - 0.7%		2,028,609	0.7%
India - 1.5%
HDFC Bank, Ltd., ADR	61,977	4,319,797	1.5%
Ireland - 3.3%
CRH PLC	77,792	4,303,018	1.4%
Ryanair Holdings PLC, ADR (A)	49,924	5,521,594	1.9%
		9,824,612
Japan - 15.5%
Asahi Group Holdings, Ltd.	187,800	7,286,608	2.5%
IHI Corp.	114,500	3,105,513	1.1%
KDDI Corp.	165,800	5,120,421	1.7%
Mitsubishi Electric Corp.	190,700	2,695,897	0.9%
Renesas Electronics Corp. (A)	273,700	5,165,352	1.8%
Sony Group Corp.	58,900	5,316,915	1.8%
Sumitomo Mitsui Financial Group, Inc.	92,500	3,964,499	1.4%
Suzuki Motor Corp.	81,300	2,948,166	1.0%
OTHER SECURITIES		9,957,218	3.3%
		45,560,589
Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Luxembourg - 1.3%
Tenaris SA	259,444	$3,881,045	1.3%
Netherlands - 6.2%
ING Groep NV	427,523	5,763,707	1.9%
Koninklijke Ahold Delhaize NV	128,658	4,386,351	1.5%
Stellantis NV	337,785	5,937,850	2.0%
OTHER SECURITIES		2,270,422	0.8%
		18,358,330
Singapore - 2.3%
United Overseas Bank, Ltd.	235,200	4,880,696	1.7%
OTHER SECURITIES		1,753,158	0.6%
		6,633,854
South Korea - 2.4%
Samsung Electronics Company, Ltd.	103,481	5,698,004	2.0%
OTHER SECURITIES		1,200,907	0.4%
		6,898,911
Spain - 1.8%
Banco Bilbao Vizcaya Argentaria SA	455,780	3,501,631	1.2%
OTHER SECURITIES		1,893,427	0.6%
		5,395,058
Sweden - 0.4%		1,212,779	0.4%
Switzerland - 9.2%
Glencore PLC	920,994	5,221,941	1.8%
Novartis AG	67,159	6,770,933	2.3%
STMicroelectronics NV	149,677	7,464,920	2.6%
Swiss Re AG	33,065	3,331,722	1.1%
OTHER SECURITIES		4,253,248	1.4%
		27,042,764
United Kingdom - 22.5%
AstraZeneca PLC	61,696	8,844,409	3.0%
BAE Systems PLC	349,737	4,123,844	1.4%
Beazley PLC	418,420	3,136,984	1.1%
BP PLC	748,804	4,359,829	1.5%
Coca-Cola Europacific Partners PLC	82,838	5,337,252	1.8%
IMI PLC	162,155	3,382,581	1.1%
Informa PLC	310,273	2,864,811	1.0%
JD Sports Fashion PLC	1,639,112	3,044,817	1.0%
NatWest Group PLC	924,023	2,824,274	1.0%
Reckitt Benckiser Group PLC	47,089	3,538,786	1.2%
Shell PLC	144,838	4,320,770	1.5%
SSE PLC	227,311	5,330,475	1.8%
WH Smith PLC	161,491	3,184,127	1.1%
OTHER SECURITIES		11,787,755	4.0%
		66,080,714

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
United States - 1.8%
Booking Holdings, Inc. (A)	1,981	$5,349,354	1.8%
TOTAL COMMON STOCKS (Cost $265,319,196)		$286,440,473
RIGHTS - 0.0%
Shell PLC (A)(B)	141,275	40,617	0.0%
TOTAL RIGHTS (Cost $40,617)		$40,617
SHORT-TERM INVESTMENTS - 2.4%
Short-term funds - 2.4%
Fidelity Government Portfolio, Institutional Class, 5.0243% (C)	6,450,153	6,450,153	2.2%
John Hancock Collateral Trust, 5.1773% (C)(D)	72,772	727,342	0.2%
TOTAL SHORT-TERM INVESTMENTS (Cost $7,177,539)		$7,177,495
Total Investments (Disciplined Value International Trust) (Cost $272,537,352) - 99.8%		$293,658,585	99.8%
Other assets and liabilities, net - 0.2%		492,960	0.2%
TOTAL NET ASSETS - 100.0%		$294,151,545	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Strike price and/or expiration date not available.
(C)	The rate shown is the annualized seven-day yield as of 6-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Emerging Markets Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.3%
Australia - 0.0%		$53,699	0.0%
Belgium - 0.0%		47,101	0.0%
Brazil - 3.0%
Banco Bradesco SA	77,625	237,340	0.1%
Petroleo Brasileiro SA	380,053	2,627,241	1.3%
OTHER SECURITIES		3,539,227	1.6%
		6,403,808
Canada - 0.0%		59,805	0.0%
Chile - 0.6%		1,314,324	0.6%
China - 22.2%
Agricultural Bank of China, Ltd., H Shares	1,798,000	708,105	0.4%
Alibaba Group Holding, Ltd. (A)	170,600	1,775,917	0.9%
Baidu, Inc., ADR (A)	11,954	1,636,622	0.8%
Baidu, Inc., Class A (A)	3,350	57,137	0.1%
Bank of China, Ltd., H Shares	5,394,694	2,165,929	1.0%
China Construction Bank Corp., H Shares	7,507,000	4,860,194	2.3%
China Merchants Bank Company, Ltd., H Shares	261,500	1,192,725	0.6%
China Petroleum & Chemical Corp., H Shares	1,878,000	1,104,152	0.5%
China Shenhua Energy Company, Ltd., H Shares	288,500	884,143	0.4%
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
China (continued)
Industrial & Commercial Bank of China, Ltd., H Shares	4,216,000	$2,253,079	1.1%
PetroChina Company, Ltd., H Shares	1,912,000	1,327,612	0.6%
Ping An Insurance Group Company of China, Ltd., H Shares	385,000	2,458,963	1.2%
Trip.com Group, Ltd. (A)	750	26,182	0.0%
Trip.com Group, Ltd., ADR (A)	27,752	971,320	0.5%
Xiaomi Corp., Class B (A)(B)	510,400	701,766	0.4%
OTHER SECURITIES		25,024,670	11.4%
		47,148,516
Colombia - 0.1%		158,276	0.1%
Czech Republic - 0.1%		287,896	0.1%
Greece - 0.5%		1,001,034	0.5%
Hong Kong - 3.7%
China Resources Land, Ltd.	304,000	1,293,722	0.6%
OTHER SECURITIES		6,654,614	3.1%
		7,948,336
Hungary - 0.2%		378,172	0.2%
India - 16.5%
Axis Bank, Ltd.	188,618	2,272,820	1.1%
Axis Bank, Ltd., GDR	310	18,507	0.0%
Hindalco Industries, Ltd.	148,861	767,554	0.4%
Housing Development Finance Corp., Ltd.	53,578	1,847,474	0.9%
ICICI Bank, Ltd.	196,478	2,248,030	1.1%
ICICI Bank, Ltd., ADR	3,737	86,250	0.1%
JSW Steel, Ltd.	79,922	765,311	0.4%
Larsen & Toubro, Ltd.	47,252	1,428,465	0.7%
Mahindra & Mahindra, Ltd.	70,868	1,261,218	0.6%
Reliance Industries, Ltd.	21,228	662,504	0.3%
Reliance Industries, Ltd., GDR (B)	87,194	5,429,994	2.6%
State Bank of India	114,368	800,324	0.4%
Tata Steel, Ltd.	583,100	798,916	0.4%
OTHER SECURITIES		16,640,704	7.5%
		35,028,071
Indonesia - 1.8%		3,844,357	1.8%
Kuwait - 0.4%		952,720	0.4%
Malaysia - 1.6%		3,316,021	1.6%
Mexico - 2.7%
Grupo Financiero Banorte SAB de CV, Series O	129,243	1,063,270	0.5%
Grupo Mexico SAB de CV, Series B	188,407	905,877	0.4%
OTHER SECURITIES		3,822,469	1.8%
		5,791,616
Panama - 0.0%		660	0.0%
Philippines - 0.8%		1,711,765	0.8%
Poland - 0.9%		1,867,479	0.9%
Qatar - 0.8%		1,656,367	0.8%
Russia - 0.0%		58,612	0.0%
Saudi Arabia - 3.8%
Saudi Basic Industries Corp.	81,336	1,925,368	0.9%
The Saudi National Bank	105,414	1,039,670	0.5%
OTHER SECURITIES		5,014,622	2.4%
		7,979,660
Singapore - 0.0%		65,652	0.0%

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
South Africa - 2.9%		$6,064,137	2.9%
South Korea - 12.4%
Hana Financial Group, Inc.	21,723	648,486	0.3%
Hyundai Motor Company	7,569	1,190,561	0.6%
KB Financial Group, Inc.	550	19,962	0.0%
KB Financial Group, Inc., ADR	25,595	931,658	0.5%
Kia Corp.	20,749	1,397,674	0.7%
LG Electronics, Inc.	9,906	958,787	0.5%
POSCO Holdings, Inc.	4,950	1,464,962	0.7%
Samsung Electronics Company, Ltd.	45,527	2,506,866	1.2%
Shinhan Financial Group Company, Ltd.	2,494	64,475	0.0%
Shinhan Financial Group Company, Ltd., ADR	32,928	858,104	0.4%
SK Hynix, Inc.	26,526	2,330,691	1.1%
OTHER SECURITIES		14,089,986	6.4%
		26,462,212
Taiwan - 17.3%
ASE Technology Holding Company, Ltd.	256,000	910,374	0.4%
China Steel Corp.	1,010,180	955,251	0.5%
CTBC Financial Holding Company, Ltd.	1,395,348	1,115,817	0.5%
Fubon Financial Holding Company, Ltd.	547,805	1,072,284	0.5%
Hon Hai Precision Industry Company, Ltd.	687,448	2,499,382	1.2%
Nan Ya Plastics Corp.	302,000	704,456	0.3%
Quanta Computer, Inc.	201,000	981,657	0.5%
United Microelectronics Corp.	790,794	1,242,505	0.6%
Wistron Corp.	264,291	771,139	0.4%
OTHER SECURITIES		26,488,584	12.4%
		36,741,449
Thailand - 2.0%
PTT PCL	861,000	814,965	0.4%
OTHER SECURITIES		3,346,100	1.6%
		4,161,065
Turkey - 0.7%		1,476,028	0.7%
United Arab Emirates - 1.3%
Emaar Properties PJSC	396,071	696,184	0.3%
OTHER SECURITIES		1,985,492	1.0%
		2,681,676
United States - 0.0%		49,788	0.0%
TOTAL COMMON STOCKS (Cost $217,460,705)		$204,710,302
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
PREFERRED SECURITIES - 2.3%
Brazil - 2.2%
Banco Bradesco SA	249,976	$858,800	0.4%
Petroleo Brasileiro SA	486,306	2,999,168	1.4%
OTHER SECURITIES		796,848	0.4%
		4,654,816
Colombia - 0.1%		63,793	0.1%
India - 0.0%		6,278	0.0%
Philippines - 0.0%		9,883	0.0%
TOTAL PREFERRED SECURITIES (Cost $4,570,738)		$4,734,770
RIGHTS - 0.0%		674	0.0%
TOTAL RIGHTS (Cost $0)		$674
WARRANTS - 0.0%		170	0.0%
TOTAL WARRANTS (Cost $0)		$170
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 5.1773% (C)(D)	23,246	232,338	0.1%
TOTAL SHORT-TERM INVESTMENTS (Cost $232,350)		$232,338
Total Investments (Emerging Markets Value Trust) (Cost $222,263,793) - 98.7%		$209,678,254	98.7%
Other assets and liabilities, net - 1.3%		2,855,847	1.3%
TOTAL NET ASSETS - 100.0%		$212,534,101	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 6-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI Emerging Markets Index Futures	29	Long	Sep 2023	$1,456,010	$1,446,375	$(9,635)
						$(9,635)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Equity Income Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.0%
Communication services - 4.6%
News Corp., Class A	1,183,045	$23,069,378	1.7%
News Corp., Class B	124,182	2,448,869	0.2%
The Walt Disney Company (A)	182,639	16,306,010	1.2%
OTHER SECURITIES		21,671,439	1.5%
		63,495,696
Consumer discretionary - 3.2%
Las Vegas Sands Corp. (A)	243,083	14,098,814	1.0%
OTHER SECURITIES		30,652,811	2.2%
		44,751,625
Consumer staples - 7.7%
Conagra Brands, Inc.	542,312	18,286,761	1.3%
Kimberly-Clark Corp.	119,113	16,444,741	1.2%
Philip Morris International, Inc.	256,512	25,040,701	1.8%
Walmart, Inc.	91,528	14,386,371	1.0%
OTHER SECURITIES		32,812,039	2.4%
		106,970,613
Energy - 8.1%
Exxon Mobil Corp.	189,920	20,368,920	1.5%
TotalEnergies SE	537,552	30,857,970	2.2%
TotalEnergies SE, ADR	134,378	7,745,548	0.6%
OTHER SECURITIES		53,263,119	3.8%
		112,235,557
Financials - 20.7%
American International Group, Inc.	548,101	31,537,732	2.3%
Chubb, Ltd.	137,046	26,389,578	1.9%
Equitable Holdings, Inc.	803,310	21,817,900	1.6%
Fifth Third Bancorp	548,409	14,373,800	1.0%
Fiserv, Inc. (A)	128,544	16,215,826	1.2%
Huntington Bancshares, Inc.	1,177,240	12,690,647	0.9%
JPMorgan Chase & Co.	93,325	13,573,188	1.0%
Loews Corp.	229,446	13,624,503	1.0%
MetLife, Inc.	323,031	18,260,942	1.3%
The Hartford Financial Services Group, Inc.	184,984	13,322,548	1.0%
U.S. Bancorp	390,178	12,891,481	0.9%
Wells Fargo & Company	949,254	40,514,158	2.9%
OTHER SECURITIES		52,678,218	3.7%
		287,890,521
Health care - 17.4%
AbbVie, Inc.	95,009	12,800,563	0.9%
Becton, Dickinson and Company	113,379	29,933,190	2.2%
CVS Health Corp.	211,176	14,598,597	1.1%
Elevance Health, Inc.	69,076	30,689,776	2.2%
Johnson & Johnson	174,932	28,954,745	2.1%
Medtronic PLC	158,588	13,971,603	1.0%
Merck & Company, Inc.	116,921	13,491,514	1.0%
Pfizer, Inc.	380,032	13,939,574	1.0%
The Cigna Group	50,443	14,154,306	1.0%
Zimmer Biomet Holdings, Inc.	128,053	18,644,517	1.3%
OTHER SECURITIES		50,529,354	3.6%
		241,707,739
Industrials - 11.8%
General Electric Company	307,463	33,774,811	2.4%
L3Harris Technologies, Inc.	119,721	23,437,780	1.7%
Siemens AG, ADR	182,637	15,233,752	1.1%
Southwest Airlines Company	360,833	13,065,763	1.0%
Stanley Black & Decker, Inc.	168,865	15,824,339	1.1%
The Boeing Company (A)	81,134	17,132,255	1.2%
United Parcel Service, Inc., Class B	108,643	19,474,258	1.4%
Equity Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Industrials (continued)
OTHER SECURITIES		$25,513,623	1.9%
		163,456,581
Information technology - 8.0%
Applied Materials, Inc.	102,930	14,877,502	1.1%
Microsoft Corp.	71,452	24,332,264	1.8%
Qualcomm, Inc.	277,943	33,086,335	2.4%
OTHER SECURITIES		38,026,782	2.7%
		110,322,883
Materials - 3.5%
CF Industries Holdings, Inc.	326,840	22,689,233	1.6%
International Paper Company	502,773	15,993,209	1.1%
OTHER SECURITIES		10,395,953	0.8%
		49,078,395
Real estate - 4.2%
Equity Residential	313,032	20,650,721	1.5%
Weyerhaeuser Company	702,567	23,543,020	1.7%
OTHER SECURITIES		13,700,887	1.0%
		57,894,628
Utilities - 6.8%
Dominion Energy, Inc.	381,609	19,763,530	1.4%
Sempra Energy	96,319	14,023,083	1.0%
The Southern Company	613,278	43,082,780	3.1%
OTHER SECURITIES		17,626,686	1.3%
		94,496,079
TOTAL COMMON STOCKS (Cost $1,097,457,609)		$1,332,300,317
PREFERRED SECURITIES - 2.4%
Consumer discretionary - 1.9%
Volkswagen AG, ADR	1,113,317	14,929,581	1.1%
OTHER SECURITIES		11,423,821	0.8%
		26,353,402
Utilities - 0.5%		6,812,632	0.5%
TOTAL PREFERRED SECURITIES (Cost $32,168,014)		$33,166,034
SHORT-TERM INVESTMENTS - 1.6%
Short-term funds - 1.6%
John Hancock Collateral Trust, 5.1773% (B)(C)	181,460	1,813,652	0.1%
T. Rowe Price Government Reserve Fund, 5.1068% (B)	17,939,902	17,939,902	1.3%
OTHER SECURITIES		2,248,450	0.2%
		22,002,004
TOTAL SHORT-TERM INVESTMENTS (Cost $22,002,024)		$22,002,004
Total Investments (Equity Income Trust) (Cost $1,151,627,647) - 100.0%		$1,387,468,355	100.0%
Other assets and liabilities, net - 0.0%		276,511	0.0%
TOTAL NET ASSETS - 100.0%		$1,387,744,866	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-23.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Financial Industries Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.2%
Financials - 93.5%
AllianceBernstein Holding LP	43,655	$1,403,945	1.3%
American Express Company	8,231	1,433,840	1.3%
Ameriprise Financial, Inc.	11,032	3,664,389	3.3%
Arch Capital Group, Ltd. (A)	38,246	2,862,713	2.6%
Ares Management Corp., Class A	28,964	2,790,681	2.5%
Arthur J. Gallagher & Company	9,333	2,049,247	1.8%
Atlantic Union Bankshares Corp.	39,153	1,016,020	0.9%
Bank of America Corp.	85,222	2,445,019	2.2%
Berkshire Hathaway, Inc., Class B (A)	4,094	1,396,054	1.2%
BNP Paribas SA	36,419	2,298,256	2.0%
Brookfield Corp.	43,338	1,458,324	1.3%
Cambridge Bancorp	20,031	1,087,884	1.0%
Citigroup, Inc.	23,905	1,100,586	1.0%
Citizens Financial Group, Inc.	64,502	1,682,212	1.5%
Coastal Financial Corp. (A)	27,621	1,039,931	0.9%
Comerica, Inc.	39,734	1,683,132	1.5%
East West Bancorp, Inc.	43,562	2,299,638	2.0%
Federated Hermes, Inc.	34,647	1,242,095	1.1%
Fifth Third Bancorp	124,799	3,270,982	2.9%
First Merchants Corp.	39,894	1,126,208	1.0%
Independent Bank Corp. (Massachusetts)	20,548	914,591	0.8%
ING Groep NV	168,238	2,268,116	2.0%
James River Group Holdings, Ltd.	68,546	1,251,650	1.1%
JPMorgan Chase & Co.	18,459	2,684,677	2.4%
KKR & Company, Inc.	27,002	1,512,112	1.3%
M&T Bank Corp.	13,420	1,660,859	1.5%
Markel Group, Inc. (A)	2,780	3,845,245	3.4%
Morgan Stanley	36,948	3,155,359	2.8%
Nicolet Bankshares, Inc.	18,576	1,261,496	1.1%
Onex Corp.	25,461	1,406,289	1.3%
Popular, Inc.	27,673	1,674,770	1.5%
Regions Financial Corp.	191,287	3,408,734	3.0%
Reinsurance Group of America, Inc.	15,168	2,103,650	1.9%
RenaissanceRe Holdings, Ltd.	9,686	1,806,633	1.6%
S&P Global, Inc.	6,868	2,753,313	2.5%
Skyward Specialty Insurance Group, Inc. (A)	51,712	1,313,485	1.2%
Stock Yards Bancorp, Inc.	26,036	1,181,253	1.1%
Sumitomo Mitsui Financial Group, Inc.	61,300	2,627,282	2.3%
Swiss Re AG	11,551	1,163,911	1.0%
The Allstate Corp.	10,538	1,149,064	1.0%
The Charles Schwab Corp.	43,164	2,446,536	2.2%
The Travelers Companies, Inc.	10,577	1,836,802	1.6%
Tradeweb Markets, Inc., Class A	20,465	1,401,443	1.2%
TriCo Bancshares	39,093	1,297,888	1.2%
U.S. Bancorp	66,584	2,199,935	2.0%
Unum Group	55,169	2,631,561	2.3%
Visa, Inc., Class A	10,159	2,412,559	2.1%
Wells Fargo & Company	81,390	3,473,725	3.1%
OTHER SECURITIES		10,870,086	9.7%
		105,064,180
Real estate - 2.7%
Prologis, Inc.	14,073	1,725,772	1.5%
Rexford Industrial Realty, Inc.	23,283	1,215,838	1.1%
Financial Industries Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Real estate (continued)
OTHER SECURITIES		$124,346	0.1%
		3,065,956
TOTAL COMMON STOCKS (Cost $113,091,279)		$108,130,136
CONVERTIBLE BONDS - 0.6%
Financials - 0.6%		626,731	0.6%
TOTAL CONVERTIBLE BONDS (Cost $667,099)		$626,731
CORPORATE BONDS - 0.4%
Financials - 0.4%
BNP Paribas SA 7.750%, (7.750% to 8-16-29, then 5 Year CMT + 4.899%), 08/16/2029 (B)(C)	$508,000	491,693	0.4%
TOTAL CORPORATE BONDS (Cost $475,067)		$491,693
SHORT-TERM INVESTMENTS - 2.3%
Short-term funds - 2.3%
John Hancock Collateral Trust, 5.1773% (D)(E)	259,281	2,591,461	2.3%
TOTAL SHORT-TERM INVESTMENTS (Cost $2,591,592)		$2,591,461
Total Investments (Financial Industries Trust) (Cost $116,825,037) - 99.5%		$111,840,021	99.5%
Other assets and liabilities, net - 0.5%		560,050	0.5%
TOTAL NET ASSETS - 100.0%		$112,400,071	100.0%
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	The rate shown is the annualized seven-day yield as of 6-30-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Fundamental All Cap Core Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.6%
Communication services - 10.8%
Alphabet, Inc., Class A (A)	970,461	$116,164,182	5.4%
CarGurus, Inc. (A)	1,009,579	22,846,773	1.0%
Liberty Media Corp.-Liberty Formula One, Series C (A)	879,216	66,187,380	3.1%
Warner Brothers Discovery, Inc. (A)	2,225,617	27,909,237	1.3%
		233,107,572
Consumer discretionary - 21.6%
Amazon.com, Inc. (A)	1,235,425	161,050,002	7.5%
Canada Goose Holdings, Inc. (A)	1,570,807	27,960,365	1.3%
Dufry AG (A)	758,534	34,598,211	1.6%
Group 1 Automotive, Inc.	211,352	54,549,951	2.5%
Lennar Corp., A Shares	728,742	91,318,660	4.2%
NVR, Inc. (A)	4,653	29,549,435	1.4%
Polaris, Inc.	430,239	52,028,802	2.4%

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer discretionary (continued)
Salvatore Ferragamo SpA	945,747	$15,573,336	0.7%
		466,628,762
Consumer staples - 5.2%
Anheuser-Busch InBev SA/NV, ADR	749,756	42,526,160	2.0%
BellRing Brands, Inc. (A)	687,428	25,159,865	1.2%
The Hain Celestial Group, Inc. (A)	1,345,520	16,832,455	0.8%
Walmart, Inc.	168,658	26,509,664	1.2%
		111,028,144
Energy - 4.4%
Cheniere Energy, Inc.	419,632	63,935,132	2.9%
Suncor Energy, Inc.	1,084,617	31,800,970	1.5%
		95,736,102
Financials - 15.6%
First Hawaiian, Inc.	3,868,945	69,679,699	3.3%
KKR & Company, Inc.	1,420,873	79,568,888	3.7%
Morgan Stanley	815,099	69,609,455	3.2%
S&P Global, Inc.	113,607	45,543,910	2.1%
The Goldman Sachs Group, Inc.	221,679	71,500,345	3.3%
		335,902,297
Health care - 5.5%
Alnylam Pharmaceuticals, Inc. (A)	66,386	12,609,357	0.6%
Elanco Animal Health, Inc. (A)	1,038,264	10,444,936	0.5%
Elevance Health, Inc.	87,481	38,866,933	1.8%
Hologic, Inc. (A)	194,511	15,749,556	0.7%
Moderna, Inc. (A)	196,326	23,853,609	1.1%
Thermo Fisher Scientific, Inc.	33,187	17,315,317	0.8%
		118,839,708
Industrials - 4.9%
Parker-Hannifin Corp.	85,904	33,505,996	1.5%
Regal Rexnord Corp.	122,671	18,879,067	0.9%
Sensata Technologies Holding PLC	238,291	10,720,712	0.5%
United Rentals, Inc.	97,826	43,568,766	2.0%
		106,674,541
Information technology - 26.0%
Analog Devices, Inc.	394,181	76,790,401	3.6%
Apple, Inc.	509,884	98,902,199	4.6%
Autodesk, Inc. (A)	150,927	30,881,173	1.4%
CDW Corp.	102,464	18,802,144	0.9%
Microsoft Corp.	75,181	25,602,138	1.2%
NVIDIA Corp.	182,276	77,106,394	3.6%
Oracle Corp.	372,834	44,400,801	2.0%
Roper Technologies, Inc.	73,961	35,560,449	1.6%
Salesforce, Inc. (A)	397,578	83,992,328	3.9%
Workday, Inc., Class A (A)	303,905	68,649,100	3.2%
		560,687,127
Materials - 1.3%
Axalta Coating Systems, Ltd. (A)	867,475	28,461,855	1.3%
Real estate - 4.3%
American Tower Corp.	103,452	20,063,481	0.9%
Crown Castle, Inc.	575,024	65,518,235	3.1%
Five Point Holdings LLC, Class A (A)	2,415,981	6,982,185	0.3%
		92,563,901
TOTAL COMMON STOCKS (Cost $1,486,987,937)		$2,149,630,009
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
	SHORT-TERM INVESTMENTS - 1.1%
	Short-term funds - 1.1%
John Hancock Collateral Trust, 5.1773% (B)(C)	2,359,067	$23,578,406	1.1%
	TOTAL SHORT-TERM INVESTMENTS (Cost $23,580,470)	$23,578,406
	Total Investments (Fundamental All Cap Core Trust) (Cost $1,510,568,407) - 100.7%	$2,173,208,415	100.7%
	Other assets and liabilities, net - (0.7)%	(15,815,016)	(0.7)%
	TOTAL NET ASSETS - 100.0%	$2,157,393,399	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-23.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Fundamental Large Cap Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.4%
Communication services - 8.6%
Alphabet, Inc., Class A (A)	156,690	$18,755,793	2.5%
Charter Communications, Inc., Class A (A)	18,020	6,620,007	0.9%
Comcast Corp., Class A	674,965	28,044,796	3.7%
Meta Platforms, Inc., Class A (A)	39,265	11,268,270	1.5%
		64,688,866
Consumer discretionary - 8.4%
CarMax, Inc. (A)	110,897	9,282,079	1.2%
Dufry AG (A)	178,831	8,156,830	1.1%
eBay, Inc.	285,688	12,767,397	1.7%
Lennar Corp., A Shares	263,321	32,996,755	4.4%
		63,203,061
Consumer staples - 7.6%
Anheuser-Busch InBev SA/NV, ADR	215,540	12,225,429	1.6%
Danone SA	184,413	11,301,465	1.5%
Heineken Holding NV	95,873	8,343,065	1.1%
Walmart, Inc.	164,542	25,862,712	3.4%
		57,732,671
Energy - 6.3%
Cheniere Energy, Inc.	138,956	21,171,336	2.8%
Chevron Corp.	66,988	10,540,562	1.4%
Suncor Energy, Inc.	435,914	12,780,998	1.7%
OTHER SECURITIES		3,438,886	0.4%
		47,931,782
Financials - 18.0%
Bank of America Corp.	467,176	13,403,279	1.8%
Citigroup, Inc.	289,849	13,344,648	1.8%
JPMorgan Chase & Co.	105,905	15,402,823	2.0%
KKR & Company, Inc.	486,089	27,220,984	3.6%
Morgan Stanley	121,521	10,377,893	1.4%
Nasdaq, Inc.	270,270	13,472,960	1.8%
State Street Corp.	222,113	16,254,229	2.1%
The Goldman Sachs Group, Inc.	27,447	8,852,755	1.2%
Wells Fargo & Company	326,109	13,918,332	1.8%
OTHER SECURITIES		3,639,038	0.5%
		135,886,941

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Health care - 13.0%
Danaher Corp.	46,843	$11,242,320	1.5%
Elanco Animal Health, Inc. (A)	939,416	9,450,525	1.2%
Elevance Health, Inc.	75,438	33,516,349	4.4%
Gilead Sciences, Inc.	89,153	6,871,022	0.9%
GSK PLC, ADR	289,796	10,328,329	1.4%
Hologic, Inc. (A)	81,458	6,595,654	0.9%
Merck & Company, Inc.	50,127	5,784,155	0.8%
Novartis AG, ADR	92,943	9,378,878	1.2%
OTHER SECURITIES		5,288,409	0.7%
		98,455,641
Industrials - 14.6%
Airbus SE	67,136	9,706,642	1.3%
Fortive Corp.	177,176	13,247,450	1.7%
L3Harris Technologies, Inc.	30,304	5,932,614	0.8%
Parker-Hannifin Corp.	81,842	31,921,654	4.2%
Raytheon Technologies Corp.	143,230	14,030,811	1.8%
Sensata Technologies Holding PLC	162,252	7,299,717	1.0%
United Rentals, Inc.	64,249	28,614,577	3.8%
		110,753,465
Information technology - 15.3%
Analog Devices, Inc.	63,959	12,459,853	1.6%
Cognizant Technology Solutions Corp., Class A	124,382	8,119,657	1.1%
Microsoft Corp.	63,508	21,627,014	2.8%
Oracle Corp.	347,772	41,416,167	5.5%
Samsung Electronics Company, Ltd.	157,290	8,660,896	1.1%
Vontier Corp.	442,154	14,241,780	1.9%
OTHER SECURITIES		9,545,835	1.3%
		116,071,202
Materials - 2.2%
Axalta Coating Systems, Ltd. (A)	290,592	9,534,324	1.3%
LyondellBasell Industries NV, Class A	73,401	6,740,414	0.9%
		16,274,738
Real estate - 2.4%
American Tower Corp.	38,711	7,507,611	1.0%
Crown Castle, Inc.	95,795	10,914,882	1.4%
		18,422,493
TOTAL COMMON STOCKS (Cost $558,776,951)		$729,420,860
ESCROW CERTIFICATES - 0.0%		0	0.0%
TOTAL ESCROW CERTIFICATES (Cost $3)		$0
SHORT-TERM INVESTMENTS - 3.8%
Short-term funds - 3.8%
John Hancock Collateral Trust, 5.1773% (B)(C)	2,921,102	29,195,835	3.8%
TOTAL SHORT-TERM INVESTMENTS (Cost $29,196,770)		$29,195,835
Total Investments (Fundamental Large Cap Value Trust) (Cost $587,973,724) - 100.2%		$758,616,695	100.2%
Other assets and liabilities, net - (0.2)%		(1,714,534)	(0.2)%
TOTAL NET ASSETS - 100.0%		$756,902,161	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-23.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Global Equity Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.2%
France - 15.4%
Air Liquide SA	20,148	$3,613,252	1.2%
Capgemini SE	46,878	8,876,022	3.0%
Carrefour SA	241,965	4,585,424	1.6%
Cie de Saint-Gobain	117,882	7,177,428	2.5%
Sanofi	73,806	7,945,663	2.7%
Thales SA	30,689	4,598,111	1.6%
TotalEnergies SE	103,028	5,914,299	2.0%
OTHER SECURITIES		2,235,763	0.8%
		44,945,962
Ireland - 4.6%
Accenture PLC, Class A	21,665	6,685,386	2.3%
CRH PLC	120,728	6,677,998	2.3%
		13,363,384
Japan - 9.2%
FANUC Corp.	143,355	5,032,570	1.7%
Sumitomo Mitsui Financial Group, Inc.	260,400	11,160,600	3.8%
Tokyo Electric Power Company Holdings, Inc. (A)	1,435,000	5,263,325	1.8%
OTHER SECURITIES		5,463,495	1.9%
		26,919,990
Netherlands - 6.2%
Heineken NV	38,248	3,933,305	1.3%
ING Groep NV	627,272	8,456,650	2.9%
Koninklijke Ahold Delhaize NV	84,562	2,882,982	1.0%
Stellantis NV	163,240	2,869,896	1.0%
		18,142,833
Spain - 1.4%
Amadeus IT Group SA (A)	52,400	3,990,290	1.4%
Switzerland - 2.3%
Chubb, Ltd.	19,178	3,692,916	1.3%
Roche Holding AG	9,508	2,904,409	1.0%
		6,597,325
United Kingdom - 2.0%
Amcor PLC	141,316	1,410,334	0.5%
Amcor PLC, CHESS Depositary Interest	156,691	1,555,102	0.5%
Reckitt Benckiser Group PLC	37,288	2,802,231	1.0%
		5,767,667
United States - 55.1%
Alphabet, Inc., Class A (A)	87,851	10,515,765	3.6%
Apple, Inc.	52,047	10,095,557	3.5%
Arthur J. Gallagher & Company	20,842	4,576,278	1.6%
AutoZone, Inc. (A)	2,733	6,814,353	2.3%
Bank of America Corp.	104,345	2,993,658	1.0%
Cisco Systems, Inc.	113,900	5,893,186	2.0%
ConocoPhillips	68,575	7,105,056	2.4%
Corteva, Inc.	51,468	2,949,116	1.0%
Darden Restaurants, Inc.	21,942	3,666,069	1.3%
Electronic Arts, Inc.	33,591	4,356,753	1.5%
Elevance Health, Inc.	12,738	5,659,366	1.9%
FMC Corp.	52,658	5,494,336	1.9%
Intercontinental Exchange, Inc.	42,719	4,830,665	1.7%
Johnson & Johnson	17,435	2,885,841	1.0%
Lowe's Companies, Inc.	23,597	5,325,843	1.8%
McKesson Corp.	7,232	3,090,306	1.1%
Microsoft Corp.	51,531	17,548,364	6.0%
Oracle Corp.	68,206	8,122,653	2.8%
Otis Worldwide Corp.	63,410	5,644,124	1.9%
Philip Morris International, Inc.	90,233	8,808,545	3.0%

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Global Equity Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
United States (continued)
T-Mobile US, Inc. (A)	33,939	$4,714,127	1.6%
UnitedHealth Group, Inc.	6,301	3,028,513	1.0%
Vertex Pharmaceuticals, Inc. (A)	17,776	6,255,552	2.2%
Visa, Inc., Class A	25,207	5,986,158	2.1%
Walmart, Inc.	29,303	4,605,846	1.6%
Waste Management, Inc.	30,566	5,300,756	1.8%
Wells Fargo & Company	103,275	4,407,777	1.5%
		160,674,563
TOTAL COMMON STOCKS (Cost $252,708,020)		$280,402,014
PREFERRED SECURITIES - 2.4%
South Korea - 2.4%
Samsung Electronics Company, Ltd.	158,212	7,179,551	2.4%
TOTAL PREFERRED SECURITIES (Cost $8,225,898)		$7,179,551
ESCROW CERTIFICATES - 0.0%		0	0.0%
TOTAL ESCROW CERTIFICATES (Cost $0)		$0
SHORT-TERM INVESTMENTS - 1.2%
Short-term funds - 1.2%
Federated Government Obligations Fund, Institutional Class, 4.9086% (B)	3,485,204	3,485,204	1.2%
TOTAL SHORT-TERM INVESTMENTS (Cost $3,485,204)		$3,485,204
Total Investments (Global Equity Trust) (Cost $264,419,122) - 99.8%		$291,066,769	99.8%
Other assets and liabilities, net - 0.2%		463,640	0.2%
TOTAL NET ASSETS - 100.0%		$291,530,409	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-23.
Health Sciences Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.7%
Consumer discretionary - 0.1%		$161,731	0.1%
Health care - 98.6%
10X Genomics, Inc., Class A (A)	23,007	1,284,711	0.5%
AbbVie, Inc.	13,106	1,765,771	0.7%
Agilent Technologies, Inc.	32,103	3,860,386	1.4%
Alnylam Pharmaceuticals, Inc. (A)	23,193	4,405,278	1.6%
Apellis Pharmaceuticals, Inc. (A)	49,968	4,552,085	1.7%
Argenx SE, ADR (A)	12,713	4,954,637	1.8%
AstraZeneca PLC, ADR	121,176	8,672,566	3.2%
Avantor, Inc. (A)	60,069	1,233,817	0.5%
Becton, Dickinson and Company	15,541	4,102,979	1.5%
BeiGene, Ltd., ADR (A)	10,324	1,840,769	0.7%
BioMarin Pharmaceutical, Inc. (A)	15,076	1,306,788	0.5%
Blueprint Medicines Corp. (A)	30,194	1,908,261	0.7%
Health Sciences Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Health care (continued)
Boston Scientific Corp. (A)	24,324	$1,315,685	0.5%
Bruker Corp.	21,940	1,621,805	0.6%
Centene Corp. (A)	34,191	2,306,183	0.9%
Charles River Laboratories International, Inc. (A)	5,882	1,236,691	0.5%
Daiichi Sankyo Company, Ltd.	45,300	1,439,374	0.5%
Danaher Corp.	21,659	5,198,160	1.9%
DexCom, Inc. (A)	17,756	2,281,824	0.9%
Elevance Health, Inc.	17,788	7,903,031	2.9%
Eli Lilly & Company	35,137	16,478,545	6.1%
Exact Sciences Corp. (A)	26,741	2,510,980	0.9%
Genmab A/S (A)	3,843	1,456,334	0.5%
HCA Healthcare, Inc.	9,988	3,031,158	1.1%
Hologic, Inc. (A)	27,391	2,217,849	0.8%
Humana, Inc.	10,438	4,667,143	1.7%
Immunocore Holdings PLC, ADR (A)	29,785	1,785,909	0.7%
Insulet Corp. (A)	7,239	2,087,293	0.8%
Intuitive Surgical, Inc. (A)	30,938	10,578,940	3.9%
Karuna Therapeutics, Inc. (A)	12,894	2,796,064	1.0%
Legend Biotech Corp., ADR (A)	27,245	1,880,722	0.7%
Merck & Company, Inc.	94,292	10,880,354	4.1%
Molina Healthcare, Inc. (A)	13,022	3,922,747	1.5%
Novo Nordisk A/S, ADR	12,079	1,954,745	0.7%
Penumbra, Inc. (A)	13,857	4,767,639	1.8%
Pfizer, Inc.	66,443	2,437,129	0.9%
Regeneron Pharmaceuticals, Inc. (A)	12,631	9,075,879	3.4%
Roche Holding AG	6,468	1,975,779	0.7%
Shockwave Medical, Inc. (A)	9,312	2,657,738	1.0%
Stryker Corp.	25,167	7,678,200	2.9%
Teleflex, Inc.	5,151	1,246,697	0.5%
The Cigna Group	11,681	3,277,689	1.2%
Thermo Fisher Scientific, Inc.	23,238	12,124,427	4.5%
UnitedHealth Group, Inc.	39,923	19,188,591	7.2%
Veeva Systems, Inc., Class A (A)	8,746	1,729,347	0.6%
Vertex Pharmaceuticals, Inc. (A)	22,309	7,850,760	2.9%
West Pharmaceutical Services, Inc.	6,488	2,481,465	0.9%
Zimmer Biomet Holdings, Inc.	12,353	1,798,597	0.7%
OTHER SECURITIES		56,864,692	21.4%
		264,594,213
Materials - 0.0%		146,676	0.0%
TOTAL COMMON STOCKS (Cost $213,076,432)		$264,902,620
PREFERRED SECURITIES - 0.5%
Health care - 0.5%
Sartorius AG	3,530	1,222,999	0.5%
TOTAL PREFERRED SECURITIES (Cost $741,184)		$1,222,999
WARRANTS - 0.0%		1,272	0.0%
TOTAL WARRANTS (Cost $29,139)		$1,272
SHORT-TERM INVESTMENTS - 1.2%
Short-term funds - 1.2%
T. Rowe Price Government Reserve Fund, 5.1068% (B)	2,551,737	2,551,737	1.0%

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
OTHER SECURITIES	$577,057	0.2%
	3,128,794
TOTAL SHORT-TERM INVESTMENTS (Cost $3,128,794)	$3,128,794
Total Investments (Health Sciences Trust) (Cost $216,975,549) - 100.4%	$269,255,685	100.4%
Other assets and liabilities, net - (0.4)%	(1,015,698)	(0.4)%
TOTAL NET ASSETS - 100.0%	$268,239,987	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-23.
International Equity Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.6%
Australia - 4.7%
BHP Group, Ltd.	172,549	$5,187,173	0.6%
Commonwealth Bank of Australia	57,629	3,858,086	0.5%
CSL, Ltd.	16,501	3,055,642	0.4%
OTHER SECURITIES		26,763,332	3.2%
		38,864,233
Austria - 0.1%		999,916	0.1%
Belgium - 0.5%		4,256,450	0.5%
Brazil - 1.1%		9,016,726	1.1%
Canada - 7.5%
Canadian National Railway Company	19,500	2,361,344	0.3%
Canadian Pacific Kansas City, Ltd.	31,600	2,552,331	0.3%
Enbridge, Inc.	69,000	2,564,680	0.3%
Manulife Financial Corp. (A)	64,200	1,213,488	0.2%
Royal Bank of Canada	47,000	4,488,726	0.5%
Shopify, Inc., Class A (B)	40,500	2,617,558	0.3%
The Toronto-Dominion Bank	61,695	3,823,949	0.5%
OTHER SECURITIES		43,109,925	5.1%
		62,732,001
Cayman Islands - 0.0%		103,995	0.0%
Chile - 0.1%		1,241,872	0.1%
China - 6.8%
Alibaba Group Holding, Ltd. (B)	544,400	5,667,120	0.7%
Alibaba Group Holding, Ltd., ADR (B)	1,928	160,699	0.0%
Meituan, Class B (B)(C)	171,900	2,695,550	0.3%
Tencent Holdings, Ltd.	210,500	8,925,448	1.1%
OTHER SECURITIES		39,613,403	4.7%
		57,062,220
Colombia - 0.0%		102,638	0.0%
Czech Republic - 0.0%		398,135	0.0%
Denmark - 2.0%
Novo Nordisk A/S, B Shares	56,226	9,082,739	1.1%
OTHER SECURITIES		7,252,461	0.9%
		16,335,200
Egypt - 0.0%		171,598	0.0%
International Equity Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Finland - 0.7%		$5,881,266	0.7%
France - 7.7%
Air Liquide SA	17,904	3,210,823	0.4%
Airbus SE	20,253	2,928,221	0.4%
BNP Paribas SA	37,731	2,381,057	0.3%
L'Oreal SA	8,231	3,839,574	0.5%
LVMH Moet Hennessy Louis Vuitton SE	9,344	8,810,595	1.1%
Sanofi	38,398	4,133,777	0.5%
Schneider Electric SE	17,968	3,264,375	0.4%
Schneider Electric SE (Euronext London Exchange)	623	113,647	0.0%
TotalEnergies SE	80,054	4,595,482	0.6%
OTHER SECURITIES		31,097,969	3.5%
		64,375,520
Germany - 5.1%
Allianz SE	13,716	3,194,790	0.4%
Deutsche Telekom AG	110,734	2,416,058	0.3%
SAP SE	35,467	4,845,067	0.6%
Siemens AG	25,717	4,287,057	0.5%
OTHER SECURITIES		27,830,666	3.3%
		42,573,638
Greece - 0.1%		1,017,112	0.1%
Hong Kong - 2.3%
AIA Group, Ltd.	394,000	4,001,661	0.5%
OTHER SECURITIES		15,107,474	1.8%
		19,109,135
Hungary - 0.1%		483,701	0.1%
India - 4.0%
Reliance Industries, Ltd.	19,318	602,895	0.1%
Reliance Industries, Ltd., GDR (C)	42,342	2,636,842	0.3%
OTHER SECURITIES		29,926,185	3.6%
		33,165,922
Indonesia - 0.5%		4,529,906	0.5%
Ireland - 0.9%		7,526,707	0.9%
Israel - 0.4%		3,236,315	0.4%
Italy - 1.4%		11,563,538	1.4%
Japan - 14.6%
Keyence Corp.	6,596	3,134,134	0.4%
Mitsubishi UFJ Financial Group, Inc.	386,400	2,848,183	0.4%
Sony Group Corp.	42,800	3,863,565	0.5%
Toyota Motor Corp.	358,900	5,768,273	0.7%
OTHER SECURITIES		105,722,436	12.6%
		121,336,591
Jordan - 0.0%		166,216	0.0%
Luxembourg - 0.1%		1,151,165	0.1%
Macau - 0.0%		315,074	0.0%
Malaysia - 0.4%		3,063,714	0.4%
Mexico - 0.8%		6,296,576	0.8%
Netherlands - 3.2%
ASML Holding NV	13,642	9,894,956	1.2%
OTHER SECURITIES		16,605,385	2.0%
		26,500,341
New Zealand - 0.2%		1,322,675	0.2%
Norway - 0.4%		3,396,016	0.4%
Peru - 0.1%		418,626	0.1%
Philippines - 0.2%		1,489,028	0.2%

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Poland - 0.2%		$1,828,512	0.2%
Portugal - 0.1%		933,531	0.1%
Russia - 0.0%		193,855	0.0%
Saudi Arabia - 1.1%		9,107,804	1.1%
Singapore - 0.9%		7,689,047	0.9%
South Africa - 0.9%		7,108,311	0.9%
South Korea - 3.1%
Samsung Electronics Company, Ltd.	162,209	8,931,760	1.1%
OTHER SECURITIES		16,849,821	2.0%
		25,781,581
Spain - 1.6%
Iberdrola SA	196,985	2,572,394	0.3%
OTHER SECURITIES		11,165,671	1.3%
		13,738,065
Sweden - 2.0%		16,404,813	2.0%
Switzerland - 6.9%
Cie Financiere Richemont SA, A Shares	17,834	3,029,426	0.4%
Nestle SA	93,056	11,193,856	1.3%
Novartis AG	69,360	6,992,836	0.8%
Roche Holding AG	23,774	7,262,245	0.9%
Roche Holding AG, Bearer Shares	911	299,153	0.0%
Zurich Insurance Group AG	5,140	2,445,040	0.3%
OTHER SECURITIES		26,312,843	3.2%
		57,535,399
Taiwan - 4.2%
Taiwan Semiconductor Manufacturing Company, Ltd.	833,227	15,392,480	1.9%
OTHER SECURITIES		19,249,280	2.3%
		34,641,760
Thailand - 0.5%		4,014,933	0.5%
Turkey - 0.1%		1,145,330	0.1%
United Arab Emirates - 0.0%		9	0.0%
United Kingdom - 8.9%
AstraZeneca PLC	52,629	7,544,607	0.9%
BP PLC	598,768	3,486,261	0.4%
British American Tobacco PLC	72,982	2,424,864	0.3%
Diageo PLC	76,297	3,280,091	0.4%
GSK PLC	138,567	2,455,767	0.3%
HSBC Holdings PLC	679,102	5,377,034	0.7%
Rio Tinto PLC	38,611	2,453,723	0.3%
Shell PLC	231,718	6,912,553	0.8%
Unilever PLC	86,099	4,483,549	0.5%
OTHER SECURITIES		35,539,034	4.3%
		73,957,483
United States - 0.1%		816,630	0.1%
TOTAL COMMON STOCKS (Cost $631,751,190)		$805,100,829
International Equity Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
PREFERRED SECURITIES - 0.9%
Brazil - 0.4%		$3,417,195	0.4%
Germany - 0.3%		2,749,631	0.3%
South Korea - 0.2%
Samsung Electronics Company, Ltd.	28,139	1,276,928	0.2%
OTHER SECURITIES		201,845	0.0%
		1,478,773
TOTAL PREFERRED SECURITIES (Cost $7,334,326)		$7,645,599
RIGHTS - 0.0%
Shell PLC (B)(D)	240,460	69,132	0.0%
TOTAL RIGHTS (Cost $69,132)		$69,132
WARRANTS - 0.0%		350	0.0%
TOTAL WARRANTS (Cost $0)		$350
SHORT-TERM INVESTMENTS - 1.5%
Short-term funds - 1.5%
Fidelity Government Portfolio, Institutional Class, 5.0243% (E)	11,937,660	11,937,660	1.4%
John Hancock Collateral Trust, 5.1773% (E)(F)	34,627	346,087	0.1%
TOTAL SHORT-TERM INVESTMENTS (Cost $12,283,739)		$12,283,747
Total Investments (International Equity Index Trust) (Cost $651,438,387) - 99.0%		$825,099,657	99.0%
Other assets and liabilities, net - 1.0%		7,961,905	1.0%
TOTAL NET ASSETS - 100.0%		$833,061,562	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 6-30-23.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	33	Long	Sep 2023	$3,520,691	$3,554,760	$34,069
Mini MSCI Emerging Markets Index Futures	245	Long	Sep 2023	12,311,748	12,219,375	(92,373)
MSCI Kuwait Index Futures	75	Long	Sep 2023	1,122,361	1,132,125	9,764
The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI Qatar Index Futures	75	Long	Sep 2023	$1,167,346	$1,153,875	$(13,471)
MSCI UAE Index Futures	60	Long	Sep 2023	2,096,752	2,139,900	43,148
						$(18,863)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
International Small Company Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.3%
Australia - 6.2%		$6,181,877	6.2%
Austria - 1.5%
voestalpine AG	4,895	175,909	0.2%
OTHER SECURITIES		1,357,732	1.3%
		1,533,641
Belgium - 1.5%		1,491,510	1.5%
Bermuda - 0.2%
Hiscox, Ltd.	14,943	207,172	0.2%
Cambodia - 0.0%		28,000	0.0%
Canada - 10.9%
Alamos Gold, Inc., Class A	22,405	266,881	0.3%
ATS Corp. (A)	4,247	195,399	0.2%
B2Gold Corp.	50,543	180,081	0.2%
B2Gold Corp. (NYSE American Exchange)	5,393	19,253	0.0%
Bombardier, Inc., Class B (A)	3,969	195,671	0.2%
Boyd Group Services, Inc.	1,160	221,317	0.2%
Capital Power Corp.	6,027	191,536	0.2%
Crescent Point Energy Corp.	9,419	63,421	0.1%
Crescent Point Energy Corp. (New York Stock Exchange)	16,800	113,064	0.1%
Finning International, Inc.	7,281	223,967	0.2%
PrairieSky Royalty, Ltd.	11,227	196,277	0.2%
SNC-Lavalin Group, Inc.	7,843	205,733	0.2%
OTHER SECURITIES		8,820,333	8.8%
		10,892,933
China - 0.0%		12,552	0.0%
Denmark - 2.7%
Royal Unibrew A/S	2,134	191,021	0.2%
OTHER SECURITIES		2,529,772	2.5%
		2,720,793
Finland - 2.2%
Orion OYJ, Class A	711	30,104	0.0%
Orion OYJ, Class B	3,859	160,153	0.2%
Valmet OYJ	7,336	204,209	0.2%
Wartsila OYJ ABP	18,553	209,204	0.2%
OTHER SECURITIES		1,549,300	1.6%
		2,152,970
France - 5.0%
Alten SA	1,325	208,959	0.2%
Rexel SA	10,217	252,503	0.3%
SCOR SE	6,613	194,406	0.2%
SPIE SA	5,882	190,219	0.2%
Valeo	8,798	189,063	0.2%
OTHER SECURITIES		3,993,491	3.9%
		5,028,641
Gabon - 0.0%		3,976	0.0%
Georgia - 0.1%		67,963	0.1%
International Small Company Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Germany - 5.7%
Fuchs Petrolub SE	2,106	$67,509	0.1%
Gerresheimer AG	1,680	189,126	0.2%
HUGO BOSS AG	2,702	211,193	0.2%
thyssenkrupp AG	22,583	176,881	0.2%
OTHER SECURITIES		5,006,875	5.0%
		5,651,584
Gibraltar - 0.0%		19,793	0.0%
Greece - 0.0%		15,872	0.0%
Guernsey, Channel Islands - 0.0%		145	0.0%
Hong Kong - 2.1%		2,089,673	2.1%
Indonesia - 0.0%		24,380	0.0%
Ireland - 0.5%		523,510	0.5%
Isle of Man - 0.1%		94,243	0.1%
Israel - 1.3%		1,280,509	1.3%
Italy - 4.0%
Banco BPM SpA	68,596	318,618	0.3%
Brunello Cucinelli SpA	2,024	178,204	0.2%
Interpump Group SpA	3,216	178,864	0.2%
Leonardo SpA	19,212	218,151	0.2%
OTHER SECURITIES		3,066,657	3.1%
		3,960,494
Japan - 24.1%		24,114,189	24.1%
Jersey, Channel Islands - 0.1%		67,273	0.1%
Liechtenstein - 0.1%		65,361	0.1%
Luxembourg - 0.4%		385,851	0.4%
Macau - 0.0%		11,101	0.0%
Malaysia - 0.0%		10,318	0.0%
Malta - 0.0%		6,201	0.0%
Mauritius - 0.0%		10,825	0.0%
Netherlands - 2.0%
Aalberts NV	4,447	187,272	0.2%
BE Semiconductor Industries NV	2,921	316,795	0.3%
OTHER SECURITIES		1,533,923	1.5%
		2,037,990
New Zealand - 0.4%		428,173	0.4%
Norway - 0.8%		827,345	0.8%
Peru - 0.0%		14,899	0.0%
Portugal - 0.4%		364,201	0.4%
Singapore - 1.1%		1,122,011	1.1%
Spain - 2.5%
Banco de Sabadell SA	268,107	309,115	0.3%
Bankinter SA	32,551	200,344	0.2%

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Spain (continued)
Enagas SA (B)	11,699	$229,928	0.2%
OTHER SECURITIES		1,762,443	1.8%
		2,501,830
Sweden - 2.5%		2,514,573	2.5%
Switzerland - 7.7%
Baloise Holding AG	1,848	271,826	0.3%
Belimo Holding AG	521	260,402	0.3%
BKW AG	1,123	198,546	0.2%
Flughafen Zurich AG	1,072	222,980	0.2%
Galenica AG (C)	2,404	194,352	0.2%
Georg Fischer AG	3,955	297,458	0.3%
Helvetia Holding AG	1,796	243,420	0.3%
PSP Swiss Property AG	2,283	255,096	0.3%
Swiss Prime Site AG	3,767	327,182	0.3%
Temenos AG	2,922	232,666	0.2%
OTHER SECURITIES		5,182,333	5.1%
		7,686,261
Taiwan - 0.0%		8,733	0.0%
United Arab Emirates - 0.1%		113,382	0.1%
United Kingdom - 11.3%
Diploma PLC	4,725	179,346	0.2%
Games Workshop Group PLC	1,582	219,530	0.2%
Greggs PLC	5,783	187,862	0.2%
Inchcape PLC	19,351	191,508	0.2%
Marks & Spencer Group PLC (A)	77,175	189,174	0.2%
Rotork PLC	49,078	190,160	0.2%
OTHER SECURITIES		10,143,989	10.1%
		11,301,569
United States - 0.8%		787,218	0.8%
TOTAL COMMON STOCKS (Cost $112,590,075)		$98,361,535
PREFERRED SECURITIES - 0.4%
Germany - 0.4%
Fuchs Petrolub SE	3,739	147,933	0.2%
International Small Company Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
PREFERRED SECURITIES (continued)
Germany (continued)
OTHER SECURITIES		$217,566	0.2%
		365,499
TOTAL PREFERRED SECURITIES (Cost $331,907)		$365,499
RIGHTS - 0.0%		10,128	0.0%
TOTAL RIGHTS (Cost $7,235)		$10,128
WARRANTS - 0.0%		860	0.0%
TOTAL WARRANTS (Cost $0)		$860
SHORT-TERM INVESTMENTS - 1.4%
Short-term funds - 1.4%
John Hancock Collateral Trust, 5.1773% (D)(E)	137,438	1,373,669	1.4%
TOTAL SHORT-TERM INVESTMENTS (Cost $1,373,801)		$1,373,669
Total Investments (International Small Company Trust) (Cost $114,303,018) - 100.1%		$100,111,691	100.1%
Other assets and liabilities, net - (0.1)%		(101,738)	(0.1)%
TOTAL NET ASSETS - 100.0%		$100,009,953	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-23.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 6-30-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	3	Long	Sep 2023	$318,852	$323,160	$4,308
						$4,308

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 51.0%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	27,741,039	$480,752,206	51.0%
The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Lifestyle Balanced Portfolio (continued)
	Shares or Principal Amount	Value	% of Net Assets
	AFFILIATED INVESTMENT COMPANIES (continued)
	Fixed income - 49.0%
Select Bond, Series NAV, JHVIT (MIM US) (B)	39,294,777	$462,106,581	49.0%
	TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,020,432,509)	$942,858,787
	Total Investments (Lifestyle Balanced Portfolio) (Cost $1,020,432,509) - 100.0%	$942,858,787	100.0%
	Other assets and liabilities, net - 0.0%	96	0.0%
	TOTAL NET ASSETS - 100.0%	$942,858,883	100.0%
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 20.0%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	1,944,245	$33,693,765	20.0%
Fixed income - 80.0%
Select Bond, Series NAV, JHVIT (MIM US) (B)	11,460,464	134,775,059	80.0%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $193,809,523)		$168,468,824
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.1773% (C)(D)	5,232	52,295	0.0%
TOTAL SHORT-TERM INVESTMENTS (Cost $52,302)		$52,295
Total Investments (Lifestyle Conservative Portfolio) (Cost $193,861,825) - 100.0%		$168,521,119	100.0%
Other assets and liabilities, net - (0.0)%		(17,782)	(0.0)%
TOTAL NET ASSETS - 100.0%		$168,503,337	100.0%
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Lifestyle Growth Portfolio
	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 71.4%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	211,200,252	$3,660,100,375	71.4%
Fixed income - 28.6%
Select Bond, Series NAV, JHVIT (MIM US) (B)	124,736,243	1,466,898,220	28.6%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,368,370,828)		$5,126,998,595
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.1773% (C)(D)	1	11	0.0%
TOTAL SHORT-TERM INVESTMENTS (Cost $11)		$11
Total Investments (Lifestyle Growth Portfolio) (Cost $5,368,370,839) - 100.0%		$5,126,998,606	100.0%
Other assets and liabilities, net - 0.0%		102,268	0.0%
TOTAL NET ASSETS - 100.0%		$5,127,100,874	100.0%
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 40.5%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	6,704,710	$116,192,624	40.5%
Fixed income - 59.5%
Select Bond, Series NAV, JHVIT (MIM US) (B)	14,489,338	170,394,616	59.5%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $319,218,841)		$286,587,240
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.1773% (C)(D)	3,823	38,210	0.0%
TOTAL SHORT-TERM INVESTMENTS (Cost $38,220)		$38,210
Total Investments (Lifestyle Moderate Portfolio) (Cost $319,257,061) - 100.0%		$286,625,450	100.0%
Other assets and liabilities, net - (0.0)%		(15,381)	(0.0)%
TOTAL NET ASSETS - 100.0%		$286,610,069	100.0%
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Lifestyle Moderate Portfolio (continued)
(C)	The rate shown is the annualized seven-day yield as of 6-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Mid Cap Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.1%
Communication services - 7.2%
Liberty Media Corp.-Liberty Formula One, Series C (A)	125,154	$9,421,593	1.5%
Live Nation Entertainment, Inc. (A)	90,232	8,221,038	1.4%
Spotify Technology SA (A)	122,512	19,669,302	3.2%
ZoomInfo Technologies, Inc. (A)	256,079	6,501,846	1.1%
		43,813,779
Consumer discretionary - 14.9%
Aramark	164,177	7,067,820	1.2%
Chipotle Mexican Grill, Inc. (A)	4,440	9,497,160	1.6%
Deckers Outdoor Corp. (A)	27,782	14,659,450	2.4%
DraftKings, Inc., Class A (A)	304,338	8,086,261	1.3%
Global-e Online, Ltd. (A)	151,877	6,217,844	1.0%
Las Vegas Sands Corp. (A)	177,126	10,273,308	1.7%
Lennar Corp., A Shares	58,018	7,270,236	1.2%
Ross Stores, Inc.	126,914	14,230,867	2.3%
OTHER SECURITIES		13,565,725	2.2%
		90,868,671
Consumer staples - 5.2%
Celsius Holdings, Inc. (A)	93,010	13,876,162	2.3%
e.l.f. Beauty, Inc. (A)	53,523	6,113,932	1.0%
Lamb Weston Holdings, Inc.	101,572	11,675,701	1.9%
		31,665,795
Energy - 4.2%
Cheniere Energy, Inc.	50,776	7,736,231	1.3%
Targa Resources Corp.	88,788	6,756,767	1.1%
OTHER SECURITIES		11,019,542	1.8%
		25,512,540
Financials - 6.2%
Ares Management Corp., Class A	106,609	10,271,777	1.7%
Block, Inc. (A)	235,237	15,659,727	2.6%
Tradeweb Markets, Inc., Class A	172,714	11,827,455	1.9%
		37,758,959
Health care - 25.4%
Agilent Technologies, Inc.	48,829	5,871,687	1.0%
agilon health, Inc. (A)	458,729	7,954,361	1.3%
Align Technology, Inc. (A)	59,839	21,161,464	3.5%
DexCom, Inc. (A)	170,074	21,856,213	3.6%
Exact Sciences Corp. (A)	186,470	17,509,533	2.9%
Hologic, Inc. (A)	70,420	5,701,907	0.9%
Inspire Medical Systems, Inc. (A)	40,571	13,170,969	2.1%
Insulet Corp. (A)	50,663	14,608,169	2.4%
Shockwave Medical, Inc. (A)	40,357	11,518,291	1.9%
Veeva Systems, Inc., Class A (A)	104,869	20,735,747	3.4%
OTHER SECURITIES		14,617,609	2.4%
		154,705,950
Industrials - 16.9%
Axon Enterprise, Inc. (A)	39,420	7,691,630	1.3%
Builders FirstSource, Inc. (A)	48,871	6,646,456	1.1%
Copart, Inc. (A)	143,353	13,075,227	2.1%
CoStar Group, Inc. (A)	163,211	14,525,779	2.4%
Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Industrials (continued)
EXL Service Holdings, Inc. (A)	59,014	$8,914,655	1.5%
Fluor Corp. (A)	308,966	9,145,394	1.5%
Johnson Controls International PLC	145,214	9,894,882	1.6%
MasTec, Inc. (A)	61,518	7,257,278	1.2%
Paycom Software, Inc.	53,228	17,098,963	2.8%
The Toro Company	87,378	8,881,974	1.4%
		103,132,238
Information technology - 15.7%
DocuSign, Inc. (A)	219,403	11,209,299	1.8%
Flex, Ltd. (A)	614,748	16,991,635	2.8%
Gartner, Inc. (A)	16,310	5,713,556	0.9%
MKS Instruments, Inc.	62,444	6,750,196	1.1%
Okta, Inc. (A)	127,963	8,874,234	1.5%
SolarEdge Technologies, Inc. (A)	38,806	10,440,754	1.7%
Universal Display Corp.	53,793	7,753,185	1.3%
Workday, Inc., Class A (A)	84,780	19,150,954	3.2%
OTHER SECURITIES		8,604,292	1.4%
		95,488,105
Materials - 1.4%
Albemarle Corp.	36,877	8,226,890	1.4%
TOTAL COMMON STOCKS (Cost $572,415,653)		$591,172,927
PREFERRED SECURITIES - 0.6%
Information technology - 0.6%		3,621,294	0.6%
TOTAL PREFERRED SECURITIES (Cost $5,070,285)		$3,621,294
EXCHANGE-TRADED FUNDS - 0.8%		4,671,771	0.8%
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,618,478)		$4,671,771
SHORT-TERM INVESTMENTS - 4.8%
Short-term funds - 3.2%
John Hancock Collateral Trust, 5.1773% (B)(C)	1,916,099	19,151,025	3.2%
Repurchase agreement - 1.6%
Deutsche Bank Tri-Party Repurchase Agreement dated 6-30-23 at 5.050% to be repurchased at $9,704,082 on 7-3-23, collateralized by $10,290,782 Federal National Mortgage Association, 3.500% - 5.000% due 3-1-46 to 2-1-53 (valued at $9,894,000)	$9,700,000	9,700,000	1.6%
TOTAL SHORT-TERM INVESTMENTS (Cost $28,851,630)		$28,851,025
Total Investments (Mid Cap Growth Trust) (Cost $610,956,046) - 103.3%		$628,317,017	103.3%
Other assets and liabilities, net - (3.3)%		(19,831,055)	(3.3)%
TOTAL NET ASSETS - 100.0%		$608,485,962	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-23.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.2%
Communication services - 2.0%		$23,731,942	2.0%
Consumer discretionary - 14.4%
Aramark	129,458	5,573,167	0.5%
Churchill Downs, Inc.	32,728	4,554,756	0.4%
Deckers Outdoor Corp. (A)	13,094	6,909,180	0.6%
Five Below, Inc. (A)	27,651	5,434,528	0.5%
Service Corp. International	75,094	4,850,321	0.4%
OTHER SECURITIES		142,570,485	12.0%
		169,892,437
Consumer staples - 4.2%
Casey's General Stores, Inc.	18,510	4,514,219	0.4%
Darling Ingredients, Inc. (A)	79,264	5,056,251	0.4%
Performance Food Group Company (A)	77,566	4,672,576	0.4%
U.S. Foods Holding Corp. (A)	112,579	4,953,476	0.4%
OTHER SECURITIES		29,738,954	2.6%
		48,935,476
Energy - 4.0%
Ovintiv, Inc.	121,468	4,624,287	0.4%
OTHER SECURITIES		42,961,592	3.6%
		47,585,879
Financials - 13.0%
Annaly Capital Management, Inc.	245,337	4,909,196	0.4%
Reinsurance Group of America, Inc.	33,055	4,584,398	0.4%
RenaissanceRe Holdings, Ltd.	24,953	4,654,234	0.4%
Unum Group	92,021	4,389,402	0.4%
OTHER SECURITIES		134,542,665	11.4%
		153,079,895
Health care - 9.1%
Neurocrine Biosciences, Inc. (A)	48,471	4,570,815	0.4%
Penumbra, Inc. (A)	19,002	6,537,828	0.6%
Shockwave Medical, Inc. (A)	18,194	5,192,750	0.4%
United Therapeutics Corp. (A)	23,271	5,137,073	0.4%
OTHER SECURITIES		85,800,059	7.3%
		107,238,525
Industrials - 22.1%
AECOM	69,048	5,847,675	0.5%
Builders FirstSource, Inc. (A)	63,668	8,658,848	0.7%
Carlisle Companies, Inc.	25,319	6,495,083	0.6%
EMCOR Group, Inc.	23,619	4,364,319	0.4%
Fortune Brands Innovations, Inc.	62,944	4,528,821	0.4%
Graco, Inc.	83,624	7,220,932	0.6%
Hubbell, Inc.	26,621	8,826,459	0.7%
KBR, Inc.	67,420	4,386,345	0.4%
Knight-Swift Transportation Holdings, Inc.	79,992	4,444,356	0.4%
Lennox International, Inc.	16,048	5,232,771	0.4%
Lincoln Electric Holdings, Inc.	28,600	5,680,818	0.5%
Owens Corning	44,762	5,841,441	0.5%
Regal Rexnord Corp.	32,924	5,067,004	0.4%
Saia, Inc. (A)	13,180	4,512,964	0.4%
Tetra Tech, Inc.	26,442	4,329,613	0.4%
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Industrials (continued)
The Toro Company	51,804	$5,265,877	0.4%
Watsco, Inc. (B)	16,603	6,333,546	0.5%
OTHER SECURITIES		162,869,099	13.9%
		259,905,971
Information technology - 10.0%
Cognex Corp.	85,740	4,803,155	0.4%
Dynatrace, Inc. (A)	107,691	5,542,856	0.5%
Jabil, Inc.	65,911	7,113,774	0.6%
Lattice Semiconductor Corp. (A)	68,378	6,569,074	0.6%
Manhattan Associates, Inc. (A)	30,812	6,158,703	0.5%
Super Micro Computer, Inc. (A)	22,684	5,653,987	0.5%
OTHER SECURITIES		81,619,264	6.9%
		117,460,813
Materials - 7.1%
Cleveland-Cliffs, Inc. (A)	255,867	4,288,331	0.4%
Crown Holdings, Inc.	59,660	5,182,665	0.4%
Reliance Steel & Aluminum Company	29,206	7,932,058	0.7%
RPM International, Inc.	64,037	5,746,040	0.5%
OTHER SECURITIES		60,060,851	5.1%
		83,209,945
Real estate - 7.1%
CubeSmart	111,609	4,984,458	0.4%
Lamar Advertising Company, Class A	43,459	4,313,306	0.4%
Life Storage, Inc.	42,269	5,620,086	0.5%
Rexford Industrial Realty, Inc.	99,823	5,212,757	0.5%
OTHER SECURITIES		63,448,674	5.3%
		83,579,281
Utilities - 3.2%
Essential Utilities, Inc.	119,511	4,769,684	0.4%
OTHER SECURITIES		32,991,439	2.8%
		37,761,123
TOTAL COMMON STOCKS (Cost $923,724,785)		$1,132,381,287
SHORT-TERM INVESTMENTS - 6.3%
Short-term funds - 6.3%
John Hancock Collateral Trust, 5.1773% (C)(D)	7,342,026	73,382,086	6.3%
TOTAL SHORT-TERM INVESTMENTS (Cost $73,387,684)		$73,382,086
Total Investments (Mid Cap Index Trust) (Cost $997,112,469) - 102.5%		$1,205,763,373	102.5%
Other assets and liabilities, net - (2.5)%		(28,980,778)	(2.5)%
TOTAL NET ASSETS - 100.0%		$1,176,782,595	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-23.
(C)	The rate shown is the annualized seven-day yield as of 6-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $32,329,860.

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 E-Mini Index Futures	172	Long	Sep 2023	$44,645,450	$45,478,520	$833,070
						$833,070

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Mid Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.6%
Communication services - 4.1%
News Corp., Class A	662,548	$12,919,686	2.1%
News Corp., Class B	56,942	1,122,896	0.2%
OTHER SECURITIES		11,074,398	1.8%
		25,116,980
Consumer discretionary - 8.0%
Bath & Body Works, Inc.	152,660	5,724,750	0.9%
Bright Horizons Family Solutions, Inc. (A)	72,967	6,745,799	1.1%
Compass Group PLC	192,597	5,393,315	0.9%
General Motors Company	216,066	8,331,505	1.4%
Ralph Lauren Corp.	64,589	7,963,824	1.3%
OTHER SECURITIES		14,480,132	2.4%
		48,639,325
Consumer staples - 7.2%
Constellation Brands, Inc., Class A	32,630	8,031,222	1.3%
Flowers Foods, Inc.	376,060	9,356,373	1.5%
Sysco Corp.	98,343	7,297,051	1.2%
Tyson Foods, Inc., Class A	120,278	6,138,989	1.0%
OTHER SECURITIES		13,138,444	2.2%
		43,962,079
Energy - 6.7%
Suncor Energy, Inc.	171,459	5,027,178	0.8%
TechnipFMC PLC (A)	667,607	11,095,628	1.8%
Tidewater, Inc. (A)	170,199	9,435,833	1.6%
OTHER SECURITIES		15,396,357	2.5%
		40,954,996
Financials - 14.3%
Apollo Global Management, Inc.	83,095	6,382,527	1.0%
Fifth Third Bancorp	388,890	10,192,807	1.7%
FleetCor Technologies, Inc. (A)	36,270	9,106,672	1.5%
Global Payments, Inc.	71,309	7,025,363	1.1%
Kemper Corp.	114,367	5,519,351	0.9%
Popular, Inc.	123,728	7,488,019	1.2%
RenaissanceRe Holdings, Ltd.	30,600	5,707,512	0.9%
Webster Financial Corp.	161,040	6,079,260	1.0%
OTHER SECURITIES		30,091,647	5.0%
		87,593,158
Health care - 11.0%
Baxter International, Inc.	165,648	7,546,923	1.2%
Charles River Laboratories International, Inc. (A)	40,141	8,439,645	1.4%
Dentsply Sirona, Inc.	147,601	5,906,992	1.0%
Koninklijke Philips NV, NYRS (A)	283,248	6,143,649	1.0%
Select Medical Holdings Corp.	490,907	15,640,297	2.5%
Zimmer Biomet Holdings, Inc.	40,993	5,968,581	1.0%
Mid Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Health care (continued)
OTHER SECURITIES		$17,458,543	2.9%
		67,104,630
Industrials - 17.8%
JB Hunt Transport Services, Inc.	40,088	7,257,131	1.2%
Norfolk Southern Corp.	27,900	6,326,604	1.0%
Rolls-Royce Holdings PLC (A)	2,885,387	5,548,603	0.9%
Southwest Airlines Company	261,937	9,484,739	1.5%
Spirit AeroSystems Holdings, Inc., Class A	252,732	7,377,247	1.2%
SS&C Technologies Holdings, Inc.	90,968	5,512,661	0.9%
Stanley Black & Decker, Inc.	151,947	14,238,953	2.3%
Textron, Inc.	113,926	7,704,815	1.2%
The Middleby Corp. (A)	39,732	5,873,582	1.0%
OTHER SECURITIES		39,376,843	6.6%
		108,701,178
Information technology - 9.3%
Corning, Inc.	271,725	9,521,244	1.6%
Marvell Technology, Inc.	159,925	9,560,317	1.6%
MKS Instruments, Inc.	90,886	9,824,777	1.6%
Western Digital Corp. (A)	363,597	13,791,231	2.2%
OTHER SECURITIES		14,221,334	2.3%
		56,918,903
Materials - 5.5%
Ball Corp.	106,506	6,199,714	1.0%
Westrock Company	217,292	6,316,678	1.0%
OTHER SECURITIES		20,996,834	3.5%
		33,513,226
Real estate - 7.0%
Equity Residential	87,426	5,767,493	0.9%
Regency Centers Corp.	83,560	5,161,501	0.9%
Rexford Industrial Realty, Inc.	131,904	6,888,027	1.1%
OTHER SECURITIES		24,713,991	4.1%
		42,531,012
Utilities - 6.7%
Ameren Corp.	93,038	7,598,413	1.2%
Evergy, Inc.	93,868	5,483,769	0.9%
FirstEnergy Corp.	293,872	11,425,743	1.9%
PG&E Corp. (A)	418,452	7,230,851	1.2%
OTHER SECURITIES		9,060,798	1.5%
		40,799,574
TOTAL COMMON STOCKS (Cost $532,937,677)		$595,835,061
SHORT-TERM INVESTMENTS - 3.2%
Short-term funds - 3.2%
John Hancock Collateral Trust, 5.1773% (B)(C)	496,375	4,961,171	0.8%

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
T. Rowe Price Government Reserve Fund, 5.1068% (B)	12,334,882	$12,334,882	2.0%
OTHER SECURITIES		2,552,295	0.4%
		19,848,348
TOTAL SHORT-TERM INVESTMENTS (Cost $19,848,508)		$19,848,348
Total Investments (Mid Value Trust) (Cost $552,786,185) - 100.8%		$615,683,409	100.8%
Other assets and liabilities, net - (0.8)%		(4,923,020)	(0.8)%
TOTAL NET ASSETS - 100.0%		$610,760,389	100.0%
Security Abbreviations and Legend
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-23.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Real Estate Securities Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.1%
Consumer discretionary - 3.1%
Hyatt Hotels Corp., Class A	39,799	$4,560,169	1.6%
Lennar Corp., A Shares	11,897	1,490,813	0.5%
Wynn Resorts, Ltd.	27,701	2,925,503	1.0%
		8,976,485
Health care - 1.4%
HCA Healthcare, Inc.	14,018	4,254,183	1.4%
Industrials - 1.1%
WillScot Mobile Mini Holdings Corp. (A)	66,758	3,190,365	1.1%
Real estate - 93.5%
Agree Realty Corp.	98,044	6,411,097	2.2%
American Homes 4 Rent, Class A	250,647	8,885,436	3.1%
American Tower Corp.	20,998	4,072,352	1.4%
Apartment Income REIT Corp.	93,081	3,359,293	1.2%
AvalonBay Communities, Inc.	76,165	14,415,750	5.0%
Brixmor Property Group, Inc.	459,614	10,111,508	3.5%
CareTrust REIT, Inc.	363,458	7,218,276	2.5%
CBRE Group, Inc., Class A (A)	34,097	2,751,969	0.9%
Corp. Inmobiliaria Vesta SAB de CV, ADR (A)	116,385	3,749,925	1.3%
Corporate Office Properties Trust	116,753	2,772,884	0.9%
CubeSmart	127,325	5,686,335	2.0%
EastGroup Properties, Inc.	51,831	8,997,862	3.1%
Empire State Realty Trust, Inc., Class A	886,391	6,639,069	2.3%
EPR Properties	77,690	3,635,892	1.2%
Equinix, Inc.	32,815	25,724,991	8.8%
Getty Realty Corp.	189,661	6,414,335	2.2%
Independence Realty Trust, Inc.	176,402	3,214,044	1.1%
Iron Mountain, Inc.	88,645	5,036,809	1.7%
Life Storage, Inc.	19,921	2,648,696	0.9%
Phillips Edison & Company, Inc.	158,320	5,395,546	1.9%
Plymouth Industrial REIT, Inc.	239,725	5,518,470	1.9%
Prologis, Inc.	290,614	35,637,992	12.2%
Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Real estate (continued)
Public Storage	55,511	$16,202,551	5.6%
Ryman Hospitality Properties, Inc.	65,719	6,106,609	2.1%
Simon Property Group, Inc.	58,425	6,746,919	2.3%
Sun Communities, Inc.	56,117	7,321,024	2.5%
Tanger Factory Outlet Centers, Inc.	240,274	5,302,847	1.8%
UDR, Inc.	278,782	11,976,475	4.1%
Ventas, Inc.	164,549	7,778,231	2.7%
Veris Residential, Inc. (A)	349,189	5,604,483	1.9%
VICI Properties, Inc.	340,590	10,704,744	3.7%
Welltower, Inc.	198,419	16,050,113	5.5%
		272,092,527
TOTAL COMMON STOCKS (Cost $277,938,441)		$288,513,560
SHORT-TERM INVESTMENTS - 0.6%
Short-term funds - 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.0063% (B)	1,682,976	1,682,976	0.6%
TOTAL SHORT-TERM INVESTMENTS (Cost $1,682,976)		$1,682,976
Total Investments (Real Estate Securities Trust) (Cost $279,621,417) - 99.7%		$290,196,536	99.7%
Other assets and liabilities, net - 0.3%		767,186	0.3%
TOTAL NET ASSETS - 100.0%		$290,963,722	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-23.
Science & Technology Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 92.6%
Communication services - 12.4%
Alphabet, Inc., Class A (A)	391,453	$46,856,924	5.4%
Baidu, Inc., ADR (A)	128,913	17,649,479	2.0%
Kanzhun, Ltd., ADR (A)	227,666	3,426,373	0.4%
Match Group, Inc. (A)	100,000	4,185,000	0.5%
Meta Platforms, Inc., Class A (A)	64,968	18,644,517	2.2%
Pinterest, Inc., Class A (A)	447,026	12,221,691	1.4%
T-Mobile US, Inc. (A)	33,000	4,583,700	0.5%
		107,567,684
Consumer discretionary - 21.5%
Alibaba Group Holding, Ltd., ADR (A)	274,019	22,839,484	2.6%
Amazon.com, Inc. (A)	346,949	45,228,272	5.2%
Auto1 Group SE (A)(B)	490,222	4,553,842	0.5%
Booking Holdings, Inc. (A)	6,195	16,728,544	1.9%
Coupang, Inc. (A)	184,541	3,211,013	0.4%
Deliveroo PLC (A)(B)	2,955,248	4,301,669	0.5%
Delivery Hero SE (A)(B)	264,122	11,653,079	1.4%
DoorDash, Inc., Class A (A)	90,287	6,899,733	0.8%
Etsy, Inc. (A)	177,733	15,037,989	1.7%
JD.com, Inc., ADR	148,937	5,083,220	0.6%
MercadoLibre, Inc. (A)	5,770	6,835,142	0.8%
Prosus NV (A)	66,475	4,868,238	0.6%

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer discretionary (continued)
Tongcheng Travel Holdings, Ltd. (A)	1,518,000	$3,188,494	0.4%
Zalando SE (A)(B)	1,030,781	29,726,871	3.4%
OTHER SECURITIES		5,684,915	0.7%
		185,840,505
Financials - 6.0%
Mastercard, Inc., Class A	100,109	39,372,870	4.5%
Visa, Inc., Class A	53,800	12,776,424	1.5%
		52,149,294
Health care - 0.3%		2,448,688	0.3%
Industrials - 0.8%
Uber Technologies, Inc. (A)	158,262	6,832,171	0.8%
Information technology - 51.1%
Accenture PLC, Class A	99,332	30,651,869	3.5%
Adobe, Inc. (A)	19,383	9,478,093	1.1%
Advanced Micro Devices, Inc. (A)	163,743	18,651,965	2.2%
Arista Networks, Inc. (A)	18,319	2,968,777	0.3%
DocuSign, Inc. (A)	281,879	14,401,198	1.7%
Fortinet, Inc. (A)	197,192	14,905,743	1.7%
Gen Digital, Inc.	385,858	7,157,666	0.8%
Intuit, Inc.	34,267	15,700,797	1.8%
KLA Corp.	29,187	14,156,279	1.6%
Lam Research Corp.	21,690	13,943,633	1.6%
Micron Technology, Inc.	71,927	4,539,313	0.5%
Microsoft Corp.	278,519	94,846,858	11.0%
NVIDIA Corp.	65,501	27,708,233	3.2%
Pure Storage, Inc., Class A (A)	535,717	19,725,100	2.3%
Qualcomm, Inc.	260,856	31,052,298	3.6%
Salesforce, Inc. (A)	178,202	37,646,955	4.4%
Samsung Electronics Company, Ltd.	339,429	18,690,058	2.2%
Silergy Corp.	371,000	4,621,618	0.5%
Taiwan Semiconductor Manufacturing Company, Ltd.	363,000	6,705,814	0.8%
TeamViewer SE (A)(B)	217,335	3,493,309	0.4%
Texas Instruments, Inc.	150,090	27,019,202	3.1%
Western Digital Corp. (A)	172,999	6,561,852	0.8%
Workday, Inc., Class A (A)	36,242	8,186,705	0.9%
Zoom Video Communications, Inc., Class A (A)	88,482	6,006,158	0.7%
OTHER SECURITIES		3,667,211	0.4%
		442,486,704
Real estate - 0.5%
KE Holdings, Inc., ADR (A)	282,815	4,199,803	0.5%
TOTAL COMMON STOCKS (Cost $685,273,909)		$801,524,849
SHORT-TERM INVESTMENTS - 6.8%
Short-term funds - 6.8%
John Hancock Collateral Trust, 5.1773% (C)(D)	100,898	1,008,461	0.1%
T. Rowe Price Government Reserve Fund, 5.1068% (C)	57,703,040	57,703,040	6.7%
OTHER SECURITIES		501,658	0.0%
		59,213,159
TOTAL SHORT-TERM INVESTMENTS (Cost $59,213,206)		$59,213,159
Total Investments (Science & Technology Trust) (Cost $744,487,115) - 99.4%		$860,738,008	99.4%
Other assets and liabilities, net - 0.6%		4,942,411	0.6%
TOTAL NET ASSETS - 100.0%		$865,680,419	100.0%
Science & Technology Trust (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 6-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 95.9%
Communication services - 2.4%		$12,455,316	2.4%
Consumer discretionary - 10.1%
Asbury Automotive Group, Inc. (A)	4,469	1,074,437	0.2%
Light & Wonder, Inc. (A)	18,967	1,304,171	0.3%
Meritage Homes Corp.	7,480	1,064,180	0.2%
Taylor Morrison Home Corp. (A)	21,534	1,050,213	0.2%
OTHER SECURITIES		47,739,542	9.2%
		52,232,543
Consumer staples - 3.3%
BellRing Brands, Inc. (A)	27,682	1,013,161	0.2%
e.l.f. Beauty, Inc. (A)	10,389	1,186,735	0.2%
OTHER SECURITIES		14,768,394	2.9%
		16,968,290
Energy - 6.5%
ChampionX Corp.	41,242	1,280,152	0.3%
Chord Energy Corp.	8,561	1,316,682	0.3%
Matador Resources Company	23,461	1,227,480	0.2%
Murphy Oil Corp.	30,715	1,176,385	0.2%
OTHER SECURITIES		28,698,476	5.5%
		33,699,175
Financials - 14.4%
Essent Group, Ltd.	21,740	1,017,432	0.2%
Selective Insurance Group, Inc.	12,395	1,189,300	0.2%
SouthState Corp.	15,585	1,025,493	0.2%
OTHER SECURITIES		71,388,840	13.8%
		74,621,065
Health care - 16.2%
Alkermes PLC (A)	34,348	1,075,092	0.2%
Halozyme Therapeutics, Inc. (A)	27,616	996,109	0.2%
HealthEquity, Inc. (A)	17,411	1,099,331	0.2%
Intra-Cellular Therapies, Inc. (A)	19,410	1,229,041	0.3%
IVERIC bio, Inc. (A)	28,556	1,123,393	0.2%
Lantheus Holdings, Inc. (A)	14,062	1,180,083	0.2%
Option Care Health, Inc. (A)	35,210	1,143,973	0.2%
The Ensign Group, Inc.	11,218	1,070,870	0.2%
OTHER SECURITIES		75,118,292	14.5%
		84,036,184
Industrials - 16.7%
API Group Corp. (A)	43,378	1,182,484	0.2%
Applied Industrial Technologies, Inc.	7,968	1,154,005	0.2%
Atkore, Inc. (A)	8,176	1,274,965	0.3%
Casella Waste Systems, Inc., Class A (A)	11,489	1,039,180	0.2%
Chart Industries, Inc. (A)	8,730	1,394,967	0.3%

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Industrials (continued)
Comfort Systems USA, Inc.	7,303	$1,199,153	0.2%
EXL Service Holdings, Inc. (A)	6,671	1,007,721	0.2%
Maximus, Inc.	12,473	1,054,093	0.2%
Mueller Industries, Inc.	11,535	1,006,775	0.2%
Simpson Manufacturing Company, Inc.	8,849	1,225,587	0.2%
UFP Industries, Inc.	12,390	1,202,450	0.2%
Watts Water Technologies, Inc., Class A	5,588	1,026,683	0.2%
OTHER SECURITIES		72,462,846	14.1%
		86,230,909
Information technology - 13.1%
Axcelis Technologies, Inc. (A)	6,745	1,236,561	0.2%
Novanta, Inc. (A)	7,388	1,360,131	0.3%
Onto Innovation, Inc. (A)	10,141	1,181,122	0.2%
Power Integrations, Inc.	11,747	1,112,088	0.2%
Qualys, Inc. (A)	7,672	990,992	0.2%
Rambus, Inc. (A)	22,600	1,450,242	0.3%
Silicon Laboratories, Inc. (A)	6,567	1,035,879	0.2%
SPS Commerce, Inc. (A)	7,584	1,456,583	0.3%
Super Micro Computer, Inc. (A)	9,600	2,392,780	0.5%
Tenable Holdings, Inc. (A)	23,664	1,030,567	0.2%
Workiva, Inc. (A)	10,102	1,026,969	0.2%
OTHER SECURITIES		53,343,061	10.3%
		67,616,975
Materials - 4.4%
ATI, Inc. (A)	26,686	1,180,322	0.2%
Commercial Metals Company	24,126	1,270,475	0.3%
Livent Corp. (A)	37,369	1,025,032	0.2%
OTHER SECURITIES		19,463,037	3.7%
		22,938,866
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Real estate - 5.9%
Kite Realty Group Trust	44,859	$1,002,150	0.2%
Ryman Hospitality Properties, Inc.	11,912	1,106,863	0.2%
Terreno Realty Corp.	16,741	1,006,134	0.2%
OTHER SECURITIES		27,240,625	5.3%
		30,355,772
Utilities - 2.9%		14,935,929	2.9%
TOTAL COMMON STOCKS (Cost $434,867,014)		$496,091,024
WARRANTS - 0.0%		8,005	0.0%
TOTAL WARRANTS (Cost $0)		$8,005
SHORT-TERM INVESTMENTS - 5.5%
Short-term funds - 5.5%
John Hancock Collateral Trust, 5.1773% (B)(C)	2,854,500	28,530,158	5.5%
TOTAL SHORT-TERM INVESTMENTS (Cost $28,533,821)		$28,530,158
Total Investments (Small Cap Index Trust) (Cost $463,400,835) - 101.4%		$524,629,187	101.4%
Other assets and liabilities, net - (1.4)%		(7,262,525)	(1.4)%
TOTAL NET ASSETS - 100.0%		$517,366,662	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-23.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $9,565,275.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	228	Long	Sep 2023	$21,667,973	$21,702,180	$34,207
						$34,207

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Small Cap Opportunities Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.9%
Communication services - 2.0%
News Corp., Class A	20,011	$390,215	0.3%
News Corp., Class B	10,611	209,249	0.1%
OTHER SECURITIES		2,560,155	1.6%
		3,159,619
Consumer discretionary - 15.0%
BorgWarner, Inc.	15,544	760,257	0.5%
Chuy's Holdings, Inc. (A)	21,492	877,303	0.6%
Fox Factory Holding Corp. (A)	9,111	988,635	0.6%
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer discretionary (continued)
Grand Canyon Education, Inc. (A)	8,474	$874,602	0.6%
Lithia Motors, Inc.	3,879	1,179,643	0.7%
Penske Automotive Group, Inc.	4,213	702,012	0.4%
PulteGroup, Inc.	12,401	963,310	0.6%
Toll Brothers, Inc.	8,961	708,546	0.5%
TopBuild Corp. (A)	2,881	766,404	0.5%
OTHER SECURITIES		16,061,439	10.0%
		23,882,151

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer staples - 3.3%
Hostess Brands, Inc. (A)	28,147	$712,682	0.5%
OTHER SECURITIES		4,524,614	2.8%
		5,237,296
Energy - 7.6%
ChampionX Corp.	23,000	713,920	0.4%
Earthstone Energy, Inc., Class A (A)	44,233	632,090	0.4%
Magnolia Oil & Gas Corp., Class A	29,072	607,605	0.4%
Matador Resources Company	21,079	1,102,853	0.7%
OTHER SECURITIES		9,144,160	5.7%
		12,200,628
Financials - 18.2%
Flywire Corp. (A)	33,784	1,048,655	0.7%
Houlihan Lokey, Inc.	7,281	715,795	0.5%
PJT Partners, Inc., Class A	10,151	706,916	0.5%
OTHER SECURITIES		26,636,879	16.5%
		29,108,245
Health care - 11.8%
Acadia Healthcare Company, Inc. (A)	12,599	1,003,384	0.6%
Azenta, Inc. (A)	16,200	756,216	0.5%
Intra-Cellular Therapies, Inc. (A)	10,827	685,566	0.4%
Medpace Holdings, Inc. (A)	3,432	824,263	0.5%
US Physical Therapy, Inc.	5,674	688,767	0.4%
Vericel Corp. (A)	19,187	720,856	0.5%
OTHER SECURITIES		14,163,338	8.9%
		18,842,390
Industrials - 20.7%
Alamo Group, Inc.	5,170	950,815	0.6%
Atkore, Inc. (A)	9,816	1,530,674	1.0%
Builders FirstSource, Inc. (A)	7,364	1,001,504	0.6%
CACI International, Inc., Class A (A)	2,478	844,602	0.5%
Exponent, Inc.	8,590	801,619	0.5%
Gibraltar Industries, Inc. (A)	13,786	867,415	0.6%
Hexcel Corp.	12,125	921,743	0.6%
Hillenbrand, Inc.	11,934	611,976	0.4%
Paycor HCM, Inc. (A)	32,189	761,914	0.5%
RBC Bearings, Inc. (A)	3,907	849,655	0.5%
SiteOne Landscape Supply, Inc. (A)	6,448	1,079,137	0.7%
SPX Technologies, Inc. (A)	12,160	1,033,235	0.7%
The Shyft Group, Inc.	33,097	730,120	0.5%
OTHER SECURITIES		20,978,788	13.0%
		32,963,197
Information technology - 11.6%
Appfolio, Inc., Class A (A)	4,782	823,173	0.5%
Arrow Electronics, Inc. (A)	5,768	826,151	0.5%
CyberArk Software, Ltd. (A)	5,485	857,470	0.5%
MACOM Technology Solutions Holdings, Inc. (A)	9,696	635,379	0.4%
Novanta, Inc. (A)	7,032	1,294,591	0.8%
Power Integrations, Inc.	9,484	897,850	0.6%
Silicon Laboratories, Inc. (A)	4,937	778,762	0.5%
The Descartes Systems Group, Inc. (A)	9,433	755,678	0.5%
OTHER SECURITIES		11,683,740	7.3%
		18,552,794
Materials - 6.8%
Avient Corp.	18,855	771,170	0.5%
Balchem Corp.	4,713	635,360	0.4%
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Materials (continued)
Reliance Steel & Aluminum Company	2,550	$692,555	0.4%
OTHER SECURITIES		8,670,778	5.5%
		10,769,863
Real estate - 1.6%
STAG Industrial, Inc.	17,542	629,407	0.4%
OTHER SECURITIES		1,942,432	1.2%
		2,571,839
Utilities - 0.3%		508,048	0.3%
TOTAL COMMON STOCKS (Cost $137,872,470)		$157,796,070
PREFERRED SECURITIES - 0.0%
Industrials - 0.0%		40,267	0.0%
TOTAL PREFERRED SECURITIES (Cost $37,663)		$40,267
SHORT-TERM INVESTMENTS - 1.5%
Short-term funds - 1.5%
John Hancock Collateral Trust, 5.1773% (B)(C)	65,294	652,599	0.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 4.9944% (B)	1,548,424	1,548,424	0.9%
OTHER SECURITIES		281,198	0.2%
		2,482,221
TOTAL SHORT-TERM INVESTMENTS (Cost $2,482,253)		$2,482,221
Total Investments (Small Cap Opportunities Trust) (Cost $140,392,386) - 100.4%		$160,318,558	100.4%
Other assets and liabilities, net - (0.4)%		(654,843)	(0.4)%
TOTAL NET ASSETS - 100.0%		$159,663,715	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-23.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Stock Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.6%
Communication services - 3.9%
Criteo SA, ADR (A)	81,970	$2,765,668	1.0%
Eventbrite, Inc., Class A (A)	315,452	3,012,567	1.1%
Ziff Davis, Inc. (A)	39,759	2,785,516	1.1%
OTHER SECURITIES		1,951,023	0.7%
		10,514,774
Consumer discretionary - 11.3%
Boyd Gaming Corp.	54,911	3,809,176	1.4%
Crocs, Inc. (A)	45,090	5,069,920	1.8%
Skyline Champion Corp. (A)	58,316	3,816,782	1.4%
Texas Roadhouse, Inc.	24,525	2,753,667	1.0%
Visteon Corp. (A)	19,125	2,746,541	1.0%
Wingstop, Inc.	32,853	6,575,856	2.4%
OTHER SECURITIES		6,153,874	2.3%
		30,925,816
Consumer staples - 5.0%
Celsius Holdings, Inc. (A)	37,576	5,605,963	2.1%

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer staples (continued)
e.l.f. Beauty, Inc. (A)	44,982	$5,138,294	1.9%
TreeHouse Foods, Inc. (A)	56,253	2,834,026	1.0%
		13,578,283
Energy - 3.7%
Cactus, Inc., Class A	80,490	3,406,337	1.2%
Chord Energy Corp.	19,814	3,047,393	1.1%
Viper Energy Partners LP	137,844	3,698,355	1.4%
		10,152,085
Financials - 2.6%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	109,912	2,747,800	1.0%
OTHER SECURITIES		4,284,290	1.6%
		7,032,090
Health care - 23.9%
Acadia Healthcare Company, Inc. (A)	34,256	2,728,148	1.0%
Cross Country Healthcare, Inc. (A)	117,641	3,303,359	1.2%
Glaukos Corp. (A)	68,643	4,888,068	1.8%
Haemonetics Corp. (A)	47,739	4,064,498	1.5%
Inari Medical, Inc. (A)	45,848	2,665,603	1.0%
Inspire Medical Systems, Inc. (A)	20,302	6,590,841	2.4%
Karuna Therapeutics, Inc. (A)	13,675	2,965,424	1.1%
Shockwave Medical, Inc. (A)	12,305	3,511,970	1.3%
OTHER SECURITIES		34,257,826	12.6%
		64,975,737
Industrials - 23.1%
Applied Industrial Technologies, Inc.	40,750	5,901,823	2.2%
Casella Waste Systems, Inc., Class A (A)	35,175	3,181,579	1.2%
Comfort Systems USA, Inc.	25,924	4,256,721	1.6%
Curtiss-Wright Corp.	20,632	3,789,273	1.4%
EXL Service Holdings, Inc. (A)	32,087	4,847,062	1.8%
Fluor Corp. (A)	155,764	4,610,614	1.7%
Rush Enterprises, Inc., Class A	43,864	2,664,299	1.0%
Shoals Technologies Group, Inc., Class A (A)	180,430	4,611,791	1.7%
The AZEK Company, Inc. (A)	145,541	4,408,437	1.6%
TriNet Group, Inc. (A)	34,906	3,315,023	1.2%
Verra Mobility Corp. (A)	357,836	7,056,528	2.6%
Zurn Elkay Water Solutions Corp.	144,061	3,873,800	1.4%
OTHER SECURITIES		10,443,883	3.7%
		62,960,833
Information technology - 17.0%
Calix, Inc. (A)	90,974	4,540,512	1.7%
CyberArk Software, Ltd. (A)	17,900	2,798,307	1.0%
DoubleVerify Holdings, Inc. (A)	123,960	4,824,523	1.8%
Five9, Inc. (A)	45,120	3,720,144	1.4%
Jamf Holding Corp. (A)	160,666	3,136,200	1.1%
Manhattan Associates, Inc. (A)	25,281	5,053,166	1.8%
Novanta, Inc. (A)	22,255	4,097,146	1.5%
PowerSchool Holdings, Inc., Class A (A)	190,848	3,652,831	1.3%
Synaptics, Inc. (A)	35,412	3,023,477	1.1%
OTHER SECURITIES		11,523,830	4.3%
		46,370,136
Materials - 3.3%
Cabot Corp.	72,334	4,838,421	1.8%
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Materials (continued)
Livent Corp. (A)(B)	149,656	$4,105,064	1.5%
		8,943,485
Real estate - 2.8%
Phillips Edison & Company, Inc.	100,110	3,411,749	1.3%
Ryman Hospitality Properties, Inc.	44,373	4,123,139	1.5%
		7,534,888
TOTAL COMMON STOCKS (Cost $238,929,149)		$262,988,127
EXCHANGE-TRADED FUNDS - 2.5%
iShares Russell 2000 Growth ETF (B)	27,749	6,733,572	2.5%
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,305,751)		$6,733,572
SHORT-TERM INVESTMENTS - 4.1%
Short-term funds - 3.2%
John Hancock Collateral Trust, 5.1773% (C)(D)	881,983	8,815,245	3.2%
Repurchase agreement - 0.9%		2,400,000	0.9%
TOTAL SHORT-TERM INVESTMENTS (Cost $11,215,780)		$11,215,245
Total Investments (Small Cap Stock Trust) (Cost $256,450,680) - 103.2%		$280,936,944	103.2%
Other assets and liabilities, net - (3.2)%		(8,639,110)	(3.2)%
TOTAL NET ASSETS - 100.0%		$272,297,834	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-23.
(C)	The rate shown is the annualized seven-day yield as of 6-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.9%
Communication services - 1.4%
Shutterstock, Inc.	100,062	$4,870,018	1.1%
OTHER SECURITIES		1,249,213	0.3%
		6,119,231
Consumer discretionary - 9.7%
Century Communities, Inc.	78,802	6,037,809	1.4%
Kontoor Brands, Inc.	148,517	6,252,566	1.4%
Monro, Inc.	148,444	6,031,280	1.3%
Sonos, Inc. (A)	303,396	4,954,457	1.1%
Tri Pointe Homes, Inc. (A)	201,060	6,606,832	1.5%
Visteon Corp. (A)	43,246	6,210,558	1.4%
Wyndham Hotels & Resorts, Inc.	78,746	5,399,613	1.2%
OTHER SECURITIES		1,931,000	0.4%
		43,424,115
Consumer staples - 2.4%
Spectrum Brands Holdings, Inc.	80,756	6,303,006	1.4%

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer staples (continued)
OTHER SECURITIES		$4,613,769	1.0%
		10,916,775
Energy - 4.2%
Chord Energy Corp.	46,489	7,150,008	1.6%
Sitio Royalties Corp., Class A	259,731	6,823,133	1.6%
OTHER SECURITIES		4,578,416	1.0%
		18,551,557
Financials - 23.5%
1st Source Corp.	119,579	5,013,947	1.1%
Assured Guaranty, Ltd.	95,316	5,318,633	1.2%
Bread Financial Holdings, Inc.	182,712	5,735,330	1.3%
Cadence Bank	249,621	4,902,556	1.1%
Enterprise Financial Services Corp.	114,603	4,480,977	1.0%
First Busey Corp.	242,654	4,877,345	1.1%
Hancock Whitney Corp.	151,764	5,824,702	1.3%
Houlihan Lokey, Inc.	52,978	5,208,267	1.2%
Kemper Corp.	151,651	7,318,677	1.6%
National Bank Holdings Corp., Class A	155,924	4,528,033	1.0%
NMI Holdings, Inc., Class A (A)	241,424	6,233,568	1.4%
ProAssurance Corp.	386,802	5,836,842	1.3%
Seacoast Banking Corp. of Florida	251,268	5,553,023	1.2%
SiriusPoint, Ltd. (A)	544,873	4,920,203	1.1%
Synovus Financial Corp.	178,541	5,400,865	1.2%
White Mountains Insurance Group, Ltd.	3,911	5,432,027	1.2%
OTHER SECURITIES		18,602,335	4.2%
		105,187,330
Health care - 3.6%
ICU Medical, Inc. (A)	32,623	5,813,092	1.3%
Integra LifeSciences Holdings Corp. (A)	168,605	6,934,724	1.6%
OTHER SECURITIES		3,352,217	0.7%
		16,100,033
Industrials - 21.5%
Air Lease Corp.	175,206	7,332,371	1.6%
American Woodmark Corp. (A)	92,992	7,101,799	1.6%
Brady Corp., Class A	120,574	5,735,705	1.3%
Huron Consulting Group, Inc. (A)	84,230	7,151,969	1.6%
John Bean Technologies Corp.	45,871	5,564,152	1.2%
Leonardo DRS, Inc. (A)(B)	279,579	4,847,900	1.1%
Science Applications International Corp.	53,312	5,996,534	1.3%
SP Plus Corp. (A)	225,441	8,816,998	2.0%
Sterling Check Corp. (A)	454,510	5,572,293	1.2%
UniFirst Corp.	37,296	5,781,253	1.3%
WNS Holdings, Ltd., ADR (A)	67,352	4,965,189	1.1%
OTHER SECURITIES		27,091,027	6.2%
		95,957,190
Information technology - 9.2%
ACI Worldwide, Inc. (A)	264,745	6,134,142	1.4%
Belden, Inc.	76,689	7,335,303	1.6%
CTS Corp.	109,286	4,658,862	1.1%
ePlus, Inc. (A)	112,386	6,327,332	1.4%
Perficient, Inc. (A)	79,211	6,600,653	1.5%
Progress Software Corp.	133,905	7,779,881	1.7%
OTHER SECURITIES		2,172,631	0.5%
		41,008,804
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Materials - 8.3%
Axalta Coating Systems, Ltd. (A)	199,582	$6,548,285	1.5%
Element Solutions, Inc.	461,913	8,868,730	2.0%
HB Fuller Company	81,114	5,800,462	1.3%
Mativ Holdings, Inc.	363,449	5,495,349	1.2%
TriMas Corp.	350,740	9,641,843	2.2%
OTHER SECURITIES		626,240	0.1%
		36,980,909
Real estate - 11.1%
Centerspace	84,081	5,159,210	1.2%
Independence Realty Trust, Inc.	367,160	6,689,655	1.5%
Pebblebrook Hotel Trust	386,044	5,381,453	1.2%
Phillips Edison & Company, Inc.	170,778	5,820,114	1.3%
PotlatchDeltic Corp.	129,756	6,857,605	1.5%
RPT Realty	669,209	6,993,234	1.6%
OTHER SECURITIES		12,708,123	2.8%
		49,609,394
Utilities - 3.0%
ONE Gas, Inc.	63,328	4,864,224	1.1%
OTHER SECURITIES		8,720,770	1.9%
		13,584,994
TOTAL COMMON STOCKS (Cost $417,243,005)		$437,440,332
SHORT-TERM INVESTMENTS - 2.2%
Short-term funds - 0.3%
John Hancock Collateral Trust, 5.1773% (C)(D)	137,084	1,370,131	0.3%
Repurchase agreement - 1.9%
Bank of America Tri-Party Repurchase Agreement dated 6-30-23 at 5.060% to be repurchased at $8,203,458 on 7-3-23, collateralized by $9,601,600 U.S. Treasury Notes, 1.375% due 10-31-28 (valued at $8,364,042)	$8,200,000	8,200,000	1.9%
TOTAL SHORT-TERM INVESTMENTS (Cost $9,570,207)		$9,570,131
Total Investments (Small Cap Value Trust) (Cost $426,813,212) - 100.1%		$447,010,463	100.1%
Other assets and liabilities, net - (0.1)%		(369,682)	(0.1)%
TOTAL NET ASSETS - 100.0%		$446,640,781	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-23.
(C)	The rate shown is the annualized seven-day yield as of 6-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Company Value Trust
Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.6%
Communication services - 1.0%	$1,265,749	1.0%

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer discretionary - 11.1%
Asbury Automotive Group, Inc. (A)	3,779	$908,547	0.7%
Cava Group, Inc. (A)(B)	40,270	1,649,057	1.3%
Meritage Homes Corp.	8,869	1,261,793	1.0%
Papa John's International, Inc.	12,450	919,184	0.7%
Steven Madden, Ltd.	26,298	859,682	0.7%
Strategic Education, Inc.	18,026	1,222,884	1.0%
OTHER SECURITIES		7,053,461	5.7%
		13,874,608
Consumer staples - 2.6%
Coca-Cola Consolidated, Inc.	1,344	854,811	0.7%
Nomad Foods, Ltd. (A)	62,131	1,088,535	0.9%
OTHER SECURITIES		1,368,099	1.0%
		3,311,445
Energy - 7.0%
Cactus, Inc., Class A	25,119	1,063,036	0.8%
ChampionX Corp.	51,149	1,587,665	1.3%
Magnolia Oil & Gas Corp., Class A	62,982	1,316,324	1.1%
Matador Resources Company	36,384	1,903,611	1.5%
OTHER SECURITIES		2,865,149	2.3%
		8,735,785
Financials - 24.7%
BankUnited, Inc.	53,477	1,152,429	0.9%
Columbia Banking System, Inc.	55,442	1,124,364	0.9%
Eastern Bankshares, Inc.	94,654	1,161,405	0.9%
FB Financial Corp.	30,576	857,657	0.7%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	39,363	984,075	0.8%
Home BancShares, Inc.	58,844	1,341,643	1.1%
Houlihan Lokey, Inc.	12,970	1,275,081	1.0%
National Bank Holdings Corp., Class A	30,105	874,249	0.7%
PennyMac Financial Services, Inc.	23,769	1,671,198	1.3%
Pinnacle Financial Partners, Inc.	25,795	1,461,287	1.2%
Popular, Inc.	20,642	1,249,254	1.0%
Radian Group, Inc.	53,082	1,341,913	1.1%
SouthState Corp.	17,609	1,158,672	0.9%
Towne Bank	37,244	865,551	0.7%
Virtus Investment Partners, Inc.	4,421	873,015	0.7%
WSFS Financial Corp.	25,509	962,199	0.8%
OTHER SECURITIES		12,644,326	10.0%
		30,998,318
Health care - 10.9%
QuidelOrtho Corp. (A)	10,406	862,241	0.7%
Select Medical Holdings Corp.	51,216	1,631,742	1.3%
The Ensign Group, Inc.	8,950	854,367	0.7%
OTHER SECURITIES		10,259,513	8.2%
		13,607,863
Industrials - 14.2%
Allegiant Travel Company (A)	7,831	988,899	0.8%
Beacon Roofing Supply, Inc. (A)	17,030	1,413,149	1.1%
ESCO Technologies, Inc.	8,261	856,087	0.7%
Helios Technologies, Inc.	16,121	1,065,437	0.9%
Landstar System, Inc.	6,450	1,241,883	1.0%
UFP Industries, Inc.	23,238	2,255,244	1.8%
OTHER SECURITIES		9,977,417	7.9%
		17,798,116
Small Company Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology - 6.3%
Littelfuse, Inc.	5,709	$1,663,089	1.3%
Vontier Corp.	29,974	965,463	0.8%
OTHER SECURITIES		5,251,708	4.2%
		7,880,260
Materials - 4.7%
Constellium SE (A)	59,959	1,031,295	0.8%
Reliance Steel & Aluminum Company	4,062	1,103,199	0.9%
OTHER SECURITIES		3,738,079	3.0%
		5,872,573
Real estate - 9.9%
Apple Hospitality REIT, Inc.	86,029	1,299,898	1.0%
CubeSmart	20,164	900,524	0.7%
EastGroup Properties, Inc.	6,422	1,114,859	0.9%
PotlatchDeltic Corp.	19,718	1,042,096	0.8%
Terreno Realty Corp.	23,785	1,429,479	1.1%
The St. Joe Company	28,069	1,356,855	1.1%
OTHER SECURITIES		5,293,166	4.3%
		12,436,877
Utilities - 5.2%
IDACORP, Inc.	18,651	1,913,593	1.5%
MGE Energy, Inc.	21,290	1,684,252	1.3%
OTHER SECURITIES		2,969,883	2.4%
		6,567,728
TOTAL COMMON STOCKS (Cost $104,791,228)		$122,349,322
WARRANTS - 0.0%		611	0.0%
TOTAL WARRANTS (Cost $6,099)		$611
SHORT-TERM INVESTMENTS - 4.3%
Short-term funds - 4.3%
John Hancock Collateral Trust, 5.1773% (C)(D)	207,769	2,076,613	1.6%
T. Rowe Price Government Reserve Fund, 5.1068% (C)	2,579,062	2,579,062	2.1%
OTHER SECURITIES		706,872	0.6%
		5,362,547
TOTAL SHORT-TERM INVESTMENTS (Cost $5,362,506)		$5,362,547
Total Investments (Small Company Value Trust) (Cost $110,159,833) - 101.9%		$127,712,480	101.9%
Other assets and liabilities, net - (1.9)%		(2,407,938)	(1.9)%
TOTAL NET ASSETS - 100.0%		$125,304,542	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-23.
(C)	The rate shown is the annualized seven-day yield as of 6-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 95.7%
Communication services - 6.0%
Alphabet, Inc., Class A (A)	626,424	$74,982,953	1.0%
Alphabet, Inc., Class C (A)	538,842	65,183,717	0.9%

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Communication services (continued)
Meta Platforms, Inc., Class A (A)	233,251	$66,938,372	0.9%
Netflix, Inc. (A)	46,873	20,647,088	0.3%
OTHER SECURITIES		212,734,864	2.9%
		440,486,994
Consumer discretionary - 11.0%
Amazon.com, Inc. (A)	941,218	122,697,178	1.7%
LVMH Moet Hennessy Louis Vuitton SE	39,284	37,041,364	0.5%
McDonald's Corp.	76,982	22,972,199	0.3%
Tesla, Inc. (A)	284,066	74,359,917	1.0%
The Home Depot, Inc.	106,777	33,169,207	0.5%
Toyota Motor Corp.	1,508,700	24,247,954	0.4%
OTHER SECURITIES		488,196,442	6.6%
		802,684,261
Consumer staples - 7.1%
Costco Wholesale Corp.	46,761	25,175,187	0.4%
Nestle SA	391,238	47,062,615	0.7%
PepsiCo, Inc.	145,265	26,905,983	0.4%
The Coca-Cola Company	410,389	24,713,626	0.4%
The Procter & Gamble Company	248,520	37,710,425	0.5%
Walmart, Inc.	147,893	23,245,822	0.3%
OTHER SECURITIES		332,318,708	4.4%
		517,132,366
Energy - 4.1%
Chevron Corp.	183,749	28,912,905	0.4%
Exxon Mobil Corp.	426,297	45,720,353	0.6%
Shell PLC	974,215	29,062,455	0.4%
OTHER SECURITIES		197,496,458	2.7%
		301,192,171
Financials - 13.9%
Bank of America Corp.	731,038	20,973,480	0.3%
Berkshire Hathaway, Inc., Class B (A)	188,031	64,118,571	0.9%
HSBC Holdings PLC	2,842,349	22,505,250	0.3%
JPMorgan Chase & Co.	308,129	44,814,282	0.6%
Mastercard, Inc., Class A	88,229	34,700,466	0.5%
Visa, Inc., Class A	170,627	40,520,500	0.6%
OTHER SECURITIES		787,685,188	10.7%
		1,015,317,737
Health care - 12.7%
Abbott Laboratories	183,356	19,989,471	0.3%
AbbVie, Inc.	186,028	25,063,552	0.4%
AstraZeneca PLC	220,494	31,608,741	0.5%
Eli Lilly & Company	83,076	38,960,982	0.6%
Johnson & Johnson	274,012	45,354,466	0.6%
Merck & Company, Inc.	267,549	30,872,479	0.4%
Novartis AG	291,612	29,400,149	0.4%
Novo Nordisk A/S, B Shares	235,516	38,045,184	0.5%
Pfizer, Inc.	595,246	21,833,623	0.3%
Roche Holding AG	99,953	30,532,633	0.4%
Roche Holding AG, Bearer Shares	4,554	1,495,436	0.0%
Thermo Fisher Scientific, Inc.	40,671	21,220,094	0.3%
UnitedHealth Group, Inc.	98,169	47,183,948	0.7%
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Health care (continued)
OTHER SECURITIES		$546,407,521	7.3%
		927,968,279
Industrials - 12.0%		876,072,529	12.0%
Information technology - 19.0%
Accenture PLC, Class A	66,589	20,548,034	0.3%
Adobe, Inc. (A)	48,366	23,650,490	0.3%
Advanced Micro Devices, Inc. (A)	169,798	19,341,690	0.3%
Apple, Inc.	1,558,940	302,387,592	4.1%
ASML Holding NV	57,354	41,600,505	0.6%
Broadcom, Inc.	43,961	38,133,090	0.5%
Cisco Systems, Inc.	431,866	22,344,747	0.3%
Microsoft Corp.	784,004	266,984,722	3.7%
NVIDIA Corp.	260,769	110,310,502	1.5%
Oracle Corp.	162,262	19,323,782	0.3%
Salesforce, Inc. (A)	103,229	21,808,159	0.3%
SAP SE	148,561	20,294,537	0.3%
OTHER SECURITIES		486,862,818	6.5%
		1,393,590,668
Materials - 4.3%
BHP Group, Ltd.	720,706	21,665,831	0.3%
Linde PLC	51,623	19,672,493	0.3%
OTHER SECURITIES		275,558,050	3.7%
		316,896,374
Real estate - 2.8%		203,789,451	2.8%
Utilities - 2.8%		205,768,324	2.8%
TOTAL COMMON STOCKS (Cost $3,743,645,453)		$7,000,899,154
PREFERRED SECURITIES - 0.1%
Consumer discretionary - 0.1%		8,233,656	0.1%
Consumer staples - 0.0%		1,925,829	0.0%
Health care - 0.0%		1,291,945	0.0%
TOTAL PREFERRED SECURITIES (Cost $10,546,940)		$11,451,430
WARRANTS - 0.0%		311,028	0.0%
TOTAL WARRANTS (Cost $15,655)		$311,028
SHORT-TERM INVESTMENTS - 4.3%
Short-term funds - 4.3%
John Hancock Collateral Trust, 5.1773% (B)(C)	30,948,076	309,319,830	4.3%
TOTAL SHORT-TERM INVESTMENTS (Cost $309,353,287)		$309,319,830
Total Investments (Strategic Equity Allocation Trust) (Cost $4,063,561,335) - 100.1%		$7,321,981,442	100.1%
Other assets and liabilities, net - (0.1)%		(3,739,341)	(0.1)%
TOTAL NET ASSETS - 100.0%		$7,318,242,101	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-23.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $48,191,721.

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI EAFE Index Futures	975	Long	Sep 2023	$104,183,145	$105,080,625	$897,480
Russell 2000 E-Mini Index Futures	184	Long	Sep 2023	17,485,221	17,514,040	28,819
S&P 500 E-Mini Index Futures	705	Long	Sep 2023	157,045,128	158,210,813	1,165,685
S&P Mid 400 E-Mini Index Futures	92	Long	Sep 2023	23,761,142	24,325,720	564,578
						$2,656,562

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Total Stock Market Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.1%
Communication services - 7.8%
Alphabet, Inc., Class A (A)	96,206	$11,515,820	1.5%
Alphabet, Inc., Class C (A)	96,370	11,657,879	1.5%
Comcast Corp., Class A	67,844	2,818,918	0.4%
Meta Platforms, Inc., Class A (A)	36,011	10,334,437	1.4%
Netflix, Inc. (A)	7,189	3,166,683	0.4%
The Walt Disney Company (A)	29,558	2,638,938	0.4%
T-Mobile US, Inc. (A)	19,759	2,744,525	0.4%
Verizon Communications, Inc.	67,710	2,518,135	0.3%
OTHER SECURITIES		11,766,915	1.5%
		59,162,250
Consumer discretionary - 11.0%
Amazon.com, Inc. (A)	164,691	21,469,119	2.8%
McDonald's Corp.	11,773	3,513,181	0.5%
Tesla, Inc. (A)	51,032	13,358,647	1.8%
The Home Depot, Inc.	16,452	5,110,649	0.7%
OTHER SECURITIES		40,219,975	5.2%
		83,671,571
Consumer staples - 6.6%
Costco Wholesale Corp.	7,171	3,860,723	0.5%
PepsiCo, Inc.	22,267	4,124,294	0.6%
Philip Morris International, Inc.	24,985	2,439,036	0.3%
The Coca-Cola Company	69,746	4,200,104	0.6%
The Procter & Gamble Company	38,069	5,776,590	0.8%
Walmart, Inc.	43,540	6,843,617	0.9%
OTHER SECURITIES		22,465,801	2.9%
		49,710,165
Energy - 4.0%
Chevron Corp.	30,835	4,851,887	0.7%
Exxon Mobil Corp.	66,530	7,135,343	1.0%
OTHER SECURITIES		18,329,204	2.3%
		30,316,434
Financials - 12.7%
Bank of America Corp.	129,015	3,701,440	0.5%
Berkshire Hathaway, Inc., Class A (A)	10	5,178,100	0.7%
Berkshire Hathaway, Inc., Class B (A)	20,960	7,147,360	1.0%
JPMorgan Chase & Co.	47,491	6,907,091	0.9%
Mastercard, Inc., Class A	15,293	6,014,737	0.8%
Morgan Stanley	27,182	2,321,343	0.3%
Visa, Inc., Class A	26,338	6,254,748	0.8%
Wells Fargo & Company	61,321	2,617,180	0.4%
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financials (continued)
OTHER SECURITIES		$56,725,309	7.3%
		96,867,308
Health care - 12.9%
Abbott Laboratories	28,076	3,060,846	0.4%
AbbVie, Inc.	28,609	3,854,491	0.5%
Danaher Corp.	11,771	2,825,040	0.4%
Eli Lilly & Company	15,350	7,198,843	1.0%
Johnson & Johnson	41,946	6,942,902	0.9%
Merck & Company, Inc.	41,030	4,734,452	0.6%
Pfizer, Inc.	90,553	3,321,484	0.5%
Thermo Fisher Scientific, Inc.	6,214	3,242,155	0.4%
UnitedHealth Group, Inc.	15,061	7,238,919	1.0%
OTHER SECURITIES		55,875,925	7.2%
		98,295,057
Industrials - 9.6%
Raytheon Technologies Corp.	23,592	2,311,072	0.3%
OTHER SECURITIES		70,822,655	9.3%
		73,133,727
Information technology - 25.7%
Accenture PLC, Class A	10,618	3,276,502	0.4%
Adobe, Inc. (A)	7,399	3,618,037	0.5%
Advanced Micro Devices, Inc. (A)	26,043	2,966,558	0.4%
Apple, Inc.	255,096	49,480,970	6.5%
Broadcom, Inc.	6,741	5,847,346	0.8%
Cisco Systems, Inc.	66,225	3,426,482	0.5%
Intel Corp.	66,812	2,234,193	0.3%
Microsoft Corp.	120,114	40,903,622	5.4%
NVIDIA Corp.	39,725	16,804,470	2.2%
Oracle Corp.	43,512	5,181,844	0.7%
Salesforce, Inc. (A)	16,157	3,413,328	0.5%
Texas Instruments, Inc.	14,582	2,625,052	0.4%
OTHER SECURITIES		55,983,919	7.1%
		195,762,323
Materials - 2.7%
Linde PLC	7,932	3,022,727	0.4%
OTHER SECURITIES		17,674,133	2.3%
		20,696,860
Real estate - 2.8%		20,997,693	2.8%
Utilities - 2.3%
NextEra Energy, Inc.	32,245	2,392,579	0.3%
OTHER SECURITIES		15,279,977	2.0%
		17,672,556
TOTAL COMMON STOCKS (Cost $331,960,873)		$746,285,944

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
	PREFERRED SECURITIES - 0.0%
	Consumer discretionary - 0.0%	$9,755	0.0%
	Industrials - 0.0%	11,883	0.0%
	TOTAL PREFERRED SECURITIES (Cost $82,033)	$21,638
	WARRANTS - 0.0%	4,676	0.0%
TOTAL WARRANTS (Cost $120,153)		$4,676
	SHORT-TERM INVESTMENTS - 2.4%
	Short-term funds - 2.4%
John Hancock Collateral Trust, 5.1773% (B)(C)	1,842,578	18,416,202	2.4%
	TOTAL SHORT-TERM INVESTMENTS (Cost $18,419,969)	$18,416,202
	Total Investments (Total Stock Market Index Trust) (Cost $350,583,028) - 100.5%	$764,728,460	100.5%
	Other assets and liabilities, net - (0.5)%	(3,763,331)	(0.5)%
	TOTAL NET ASSETS - 100.0%	$760,965,129	100.0%
Total Stock Market Index Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-23.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $5,191,608.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	21	Long	Sep 2023	$1,993,534	$1,998,885	$5,351
S&P 500 E-Mini Index Futures	59	Long	Sep 2023	12,843,841	13,240,337	396,496
						$401,847

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

The following portfolios had the following country composition as a percentage of net assets on 6-30-23:
Capital Appreciation Trust
United States	86.4%
France	3.5%
Netherlands	2.6%
Denmark	2.0%
Canada	1.7%
Uruguay	1.5%
United Kingdom	1.2%
Other countries	1.1%
TOTAL	100.0%
Equity Income Trust
United States	87.4%
France	3.6%
Germany	3.0%
Switzerland	1.9%
Ireland	1.5%
Canada	1.3%
Other countries	1.3%
TOTAL	100.0%
Financial Industries Trust
United States	81.6%
Bermuda	5.3%
Canada	3.1%
France	2.4%
Japan	2.3%
Netherlands	2.0%
Switzerland	1.8%
Puerto Rico	1.5%
TOTAL	100.0%
Fundamental Large Cap Value Trust
United States	87.4%
France	2.8%
Switzerland	2.3%
Canada	1.7%
Belgium	1.6%
United Kingdom	1.4%
South Korea	1.1%
Netherlands	1.1%
Other countries	0.6%
TOTAL	100.0%
Health Sciences Trust
United States	88.0%
United Kingdom	4.0%
Netherlands	1.9%
Denmark	1.7%
Switzerland	1.2%
Other countries	3.2%
TOTAL	100.0%
Mid Value Trust
United States	88.3%
United Kingdom	4.3%
Canada	2.8%
Puerto Rico	1.2%
Netherlands	1.0%
Other countries	2.4%
TOTAL	100.0%
Science & Technology Trust
United States	78.3%
China	7.1%
Germany	5.7%
Ireland	3.8%
South Korea	2.2%
Other countries	2.9%
TOTAL	100.0%
Strategic Equity Allocation Trust
United States	68.4%
Japan	6.8%
United Kingdom	4.4%
France	3.7%
Switzerland	3.4%
Germany	2.6%
Australia	2.2%
Netherlands	1.6%
Ireland	1.0%
Other countries	5.9%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2023 (unaudited)

Assets	500 Index Trust	American Asset Allocation Trust	American Global Growth Trust	American Growth Trust
Unaffiliated investments, at value (including securities loaned)	$7,549,564,099	$1,142,690,818	$189,403,968	$854,260,423
Affiliated investments, at value	306,485,613	—	—	—
Total investments, at value	7,856,049,712	1,142,690,818	189,403,968	854,260,423
Receivable for futures variation margin	3,712,848	—	—	—
Cash	43,003	—	—	—
Collateral held at broker for futures contracts	15,786,000	—	—	—
Dividends and interest receivable	6,004,018	—	—	—
Receivable for fund shares sold	—	—	45,034	205,249
Receivable for investments sold	—	1,216,084	762,085	16,398,028
Receivable for securities lending income	1,553	—	—	—
Receivable from affiliates	55,502	—	—	—
Other assets	264,962	52,666	10,464	38,476
Total assets	7,881,917,598	1,143,959,568	190,221,551	870,902,176
Liabilities
Due to custodian	—	—	14,018	—
Payable for fund shares repurchased	9,061,078	1,158,018	797,952	16,560,686
Payable upon return of securities loaned	13,968,922	—	—	—
Payable to affiliates
Accounting and legal services fees	242,128	33,174	5,864	24,771
Trustees' fees	—	46	28	23
Other liabilities and accrued expenses	245,104	29,099	17,448	25,717
Total liabilities	23,517,232	1,220,337	835,310	16,611,197
Net assets	$7,858,400,366	$1,142,739,231	$189,386,241	$854,290,979
Net assets consist of
Paid-in capital	$3,004,795,900	$894,415,137	$135,004,176	$580,771,531
Total distributable earnings (loss)	4,853,604,466	248,324,094	54,382,065	273,519,448
Net assets	$7,858,400,366	$1,142,739,231	$189,386,241	$854,290,979
Unaffiliated investments, including repurchase agreements, at cost	$2,895,262,443	$1,096,795,278	$177,362,248	$778,969,020
Affiliated investments, at cost	$306,536,023	—	—	—
Securities loaned, at value	$13,682,470	—	—	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$5,246,192,310	$327,912,402	$46,412,165	$235,657,047
Shares outstanding	110,443,578	32,024,327	2,939,327	14,119,091
Net asset value, offering price and redemption price per share	$47.50	$10.24	$15.79	$16.69
Series II
Net assets	$77,753,263	$713,358,521	$116,322,670	$534,493,915
Shares outstanding	1,637,779	69,678,445	7,412,846	32,521,924
Net asset value, offering price and redemption price per share	$47.47	$10.24	$15.69	$16.43
Series III
Net assets	—	$101,468,308	$26,651,406	$84,140,017
Shares outstanding	—	9,881,006	1,677,919	5,071,471
Net asset value, offering price and redemption price per share	—	$10.27	$15.88	$16.59
Series NAV
Net assets	$2,534,454,793	—	—	—
Shares outstanding	53,346,571	—	—	—
Net asset value, offering price and redemption price per share	$47.51	—	—	—
The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2023 (unaudited)

Assets	American Growth-Income Trust	American International Trust	Blue Chip Growth Trust	Capital Appreciation Trust
Unaffiliated investments, at value (including securities loaned)	$873,472,667	$359,523,120	$1,715,473,581	$531,421,893
Affiliated investments, at value	—	—	1,123,356	—
Total investments, at value	873,472,667	359,523,120	1,716,596,937	531,421,893
Foreign currency, at value	—	—	—	673
Dividends and interest receivable	—	—	319,060	163,311
Receivable for fund shares sold	—	4,202,039	—	—
Receivable for investments sold	11,188,526	—	2,962,239	3,451,371
Receivable for securities lending income	—	—	1,496	355
Other assets	39,338	18,593	72,551	20,473
Total assets	884,700,531	363,743,752	1,719,952,283	535,058,076
Liabilities
Due to custodian	—	31,091	18,701	—
Payable for investments purchased	—	4,183,272	1,492,237	2,043,920
Payable for fund shares repurchased	11,147,837	—	1,622,026	314,688
Payable upon return of securities loaned	—	—	1,123,700	—
Payable to affiliates
Accounting and legal services fees	26,762	10,970	51,922	16,280
Trustees' fees	—	27	46	—
Other liabilities and accrued expenses	25,864	21,429	86,792	46,589
Total liabilities	11,200,463	4,246,789	4,395,424	2,421,477
Net assets	$873,500,068	$359,496,963	$1,715,556,859	$532,636,599
Net assets consist of
Paid-in capital	$618,115,380	$358,374,362	$1,113,363,682	$386,987,052
Total distributable earnings (loss)	255,384,688	1,122,601	602,193,177	145,649,547
Net assets	$873,500,068	$359,496,963	$1,715,556,859	$532,636,599
Unaffiliated investments, including repurchase agreements, at cost	$761,266,641	$399,417,183	$1,205,801,265	$405,204,418
Affiliated investments, at cost	—	—	$1,123,481	—
Foreign currency, at cost	—	—	—	$672
Securities loaned, at value	—	—	$1,097,301	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$296,996,228	$115,955,654	$291,385,883	$195,406,830
Shares outstanding	18,256,725	6,877,874	11,941,951	43,538,857
Net asset value, offering price and redemption price per share	$16.27	$16.86	$24.40	$4.49
Series II
Net assets	$403,647,031	$215,400,253	$97,633,751	$59,884,384
Shares outstanding	24,968,533	12,791,043	4,329,746	17,379,671
Net asset value, offering price and redemption price per share	$16.17	$16.84	$22.55	$3.45
Series III
Net assets	$172,856,809	$28,141,056	—	—
Shares outstanding	10,633,510	1,673,620	—	—
Net asset value, offering price and redemption price per share	$16.26	$16.81	—	—
Series NAV
Net assets	—	—	$1,326,537,225	$277,345,385
Shares outstanding	—	—	54,150,835	60,913,104
Net asset value, offering price and redemption price per share	—	—	$24.50	$4.55
The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2023 (unaudited)

Assets	Capital Appreciation Value Trust	Disciplined Value International Trust	Emerging Markets Value Trust	Equity Income Trust
Unaffiliated investments, at value (including securities loaned)	$464,675,895	$292,931,243	$209,445,916	$1,385,654,703
Affiliated investments, at value	—	727,342	232,338	1,813,652
Repurchase agreements, at value	2,216,000	—	—	—
Total investments, at value	466,891,895	293,658,585	209,678,254	1,387,468,355
Receivable for futures variation margin	—	—	9,816	—
Cash	194,785	8,461	1,003,504	—
Foreign currency, at value	25,309	924,746	1,124,464	545
Collateral held at broker for futures contracts	—	—	41,661	—
Dividends and interest receivable	1,353,339	894,093	1,707,271	3,155,395
Receivable for fund shares sold	—	51,856	19,806	—
Receivable for investments sold	720,740	—	244,267	540,310
Receivable for securities lending income	8,114	1,566	2,326	32,476
Other assets	21,751	9,278	7,879	58,023
Total assets	469,215,933	295,548,585	213,839,248	1,391,255,104
Liabilities
Written options, at value	5,981,992	—	—	—
Foreign capital gains tax payable	—	—	729,330	—
Payable for investments purchased	8,214,736	598,390	117,083	904,751
Payable for fund shares repurchased	1,062,171	1,313	112,463	668,028
Payable upon return of securities loaned	—	727,741	232,609	1,813,850
Payable to affiliates
Accounting and legal services fees	14,269	9,626	6,417	39,974
Trustees' fees	—	140	137	103
Other liabilities and accrued expenses	55,060	59,830	107,108	83,532
Total liabilities	15,328,228	1,397,040	1,305,147	3,510,238
Net assets	$453,887,705	$294,151,545	$212,534,101	$1,387,744,866
Net assets consist of
Paid-in capital	$378,546,026	$258,314,345	$256,772,188	$973,825,386
Total distributable earnings (loss)	75,341,679	35,837,200	(44,238,087)	413,919,480
Net assets	$453,887,705	$294,151,545	$212,534,101	$1,387,744,866
Unaffiliated investments, including repurchase agreements, at cost	$436,643,608	$271,809,966	$222,031,443	$1,149,813,975
Affiliated investments, at cost	—	$727,386	$232,350	$1,813,672
Foreign currency, at cost	$24,982	$927,139	$1,127,995	$535
Premiums received on written options	$3,875,718	—	—	—
Securities loaned, at value	—	$638,172	$227,708	$1,768,343
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$7,395,549	$76,071,378	$6,368,643	$211,444,671
Shares outstanding	627,534	5,145,641	663,356	14,825,581
Net asset value, offering price and redemption price per share	$11.79	$14.78	$9.60	$14.26
Series II
Net assets	$244,664,989	$44,431,794	$25,240,263	$108,468,724
Shares outstanding	20,928,977	3,011,137	2,630,226	7,672,125
Net asset value, offering price and redemption price per share	$11.69	$14.76	$9.60	$14.14
Series NAV
Net assets	$201,827,167	$173,648,373	$180,925,195	$1,067,831,471
Shares outstanding	17,189,489	11,850,104	18,872,588	75,434,928
Net asset value, offering price and redemption price per share	$11.74	$14.65	$9.59	$14.16
The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2023 (unaudited)

Assets	Financial Industries Trust	Fundamental All Cap Core Trust	Fundamental Large Cap Value Trust	Global Equity Trust
Unaffiliated investments, at value (including securities loaned)	$109,248,560	$2,149,630,009	$729,420,860	$291,066,769
Affiliated investments, at value	2,591,461	23,578,406	29,195,835	—
Total investments, at value	111,840,021	2,173,208,415	758,616,695	291,066,769
Cash	8,698	—	—	—
Foreign currency, at value	49,402	26	—	268,953
Dividends and interest receivable	277,857	333,434	482,117	522,123
Receivable for fund shares sold	194	9,221	—	42,644
Receivable for investments sold	388,950	—	2,435,444	1,480,501
Receivable for securities lending income	7,245	—	—	—
Other assets	6,733	79,082	27,121	20,372
Total assets	112,579,100	2,173,630,178	761,561,377	293,401,362
Liabilities
Payable for investments purchased	164	15,419,052	2,446,919	13,242
Payable for fund shares repurchased	156,813	668,551	2,147,334	1,791,569
Payable to affiliates
Accounting and legal services fees	2,312	62,130	22,577	9,224
Trustees' fees	63	—	—	168
Other liabilities and accrued expenses	19,677	87,046	42,386	56,750
Total liabilities	179,029	16,236,779	4,659,216	1,870,953
Net assets	$112,400,071	$2,157,393,399	$756,902,161	$291,530,409
Net assets consist of
Paid-in capital	$111,524,803	$1,092,017,148	$484,957,317	$241,628,525
Total distributable earnings (loss)	875,268	1,065,376,251	271,944,844	49,901,884
Net assets	$112,400,071	$2,157,393,399	$756,902,161	$291,530,409
Unaffiliated investments, including repurchase agreements, at cost	$114,233,445	$1,486,987,937	$558,776,954	$264,419,122
Affiliated investments, at cost	$2,591,592	$23,580,470	$29,196,770	—
Foreign currency, at cost	$49,218	$26	—	$268,953
Securities loaned, at value	—	—	—	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$75,031,965	$102,215,891	$435,456,609	$223,112,358
Shares outstanding	7,272,712	3,384,547	17,041,971	10,207,546
Net asset value, offering price and redemption price per share	$10.32	$30.20	$25.55	$21.86
Series II
Net assets	$13,520,549	$46,900,899	$149,263,928	$21,589,354
Shares outstanding	1,328,293	1,561,556	5,791,678	995,915
Net asset value, offering price and redemption price per share	$10.18	$30.03	$25.77	$21.68
Series NAV
Net assets	$23,847,557	$2,008,276,609	$172,181,624	$46,828,697
Shares outstanding	2,321,718	65,977,872	6,732,936	2,143,826
Net asset value, offering price and redemption price per share	$10.27	$30.44	$25.57	$21.84
The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2023 (unaudited)

Assets	Health Sciences Trust	International Equity Index Trust	International Small Company Trust	Lifestyle Balanced Portfolio
Unaffiliated investments, at value (including securities loaned)	$269,255,685	$823,540,082	$98,738,022	—
Affiliated investments, at value	—	1,559,575	1,373,669	$942,858,787
Total investments, at value	269,255,685	825,099,657	100,111,691	942,858,787
Receivable for futures variation margin	—	266,255	3,630	—
Cash	—	100,837	659,477	—
Foreign currency, at value	5,708	3,919,606	228,480	—
Collateral held at broker for futures contracts	—	694,227	13,832	—
Dividends and interest receivable	194,333	4,368,058	355,919	—
Receivable for fund shares sold	35,087	42,842	18,188	247,454
Receivable for investments sold	471,128	435,518	96,593	—
Receivable for securities lending income	—	4,224	—	—
Receivable from affiliates	—	5,666	—	—
Other assets	207,028	38,611	5,841	43,161
Total assets	270,168,969	834,975,501	101,493,651	943,149,402
Liabilities
Foreign capital gains tax payable	—	827,726	—	—
Payable for investments purchased	1,799,183	221,459	29,210	222,463
Payable for fund shares repurchased	66,779	328,876	12,820	6,360
Payable upon return of securities loaned	—	346,079	1,373,961	—
Payable to affiliates
Accounting and legal services fees	8,535	26,390	3,136	28,469
Trustees' fees	23	345	96	—
Other liabilities and accrued expenses	54,462	163,064	64,475	33,227
Total liabilities	1,928,982	1,913,939	1,483,698	290,519
Net assets	$268,239,987	$833,061,562	$100,009,953	$942,858,883
Net assets consist of
Paid-in capital	$191,039,653	$649,835,099	$108,870,574	$948,171,495
Total distributable earnings (loss)	77,200,334	183,226,463	(8,860,621)	(5,312,612)
Net assets	$268,239,987	$833,061,562	$100,009,953	$942,858,883
Unaffiliated investments, including repurchase agreements, at cost	$216,975,549	$649,861,406	$112,929,217	—
Affiliated investments, at cost	—	$1,576,981	$1,373,801	$1,020,432,509
Foreign currency, at cost	$5,699	$4,042,322	$228,548	—
Securities loaned, at value	—	$331,757	$1,259,319	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$60,729,503	$318,717,000	$18,946,012	$36,321,521
Shares outstanding	2,505,592	17,777,334	1,520,803	2,673,776
Net asset value, offering price and redemption price per share	$24.24	$17.93	$12.46	$13.58
Series II
Net assets	$52,834,926	$18,517,393	$12,192,837	$761,256,297
Shares outstanding	2,509,621	1,032,043	981,005	55,961,171
Net asset value, offering price and redemption price per share	$21.05	$17.94	$12.43	$13.60
Series NAV
Net assets	$154,675,558	$495,827,169	$68,871,104	$145,281,065
Shares outstanding	6,219,223	27,661,987	5,523,933	10,704,794
Net asset value, offering price and redemption price per share	$24.87	$17.92	$12.47	$13.57
The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2023 (unaudited)

Assets	Lifestyle Conservative Portfolio	Lifestyle Growth Portfolio	Lifestyle Moderate Portfolio	Mid Cap Growth Trust
Unaffiliated investments, at value (including securities loaned)	—	—	—	$599,465,992
Affiliated investments, at value	$168,521,119	$5,126,998,606	$286,625,450	19,151,025
Repurchase agreements, at value	—	—	—	9,700,000
Total investments, at value	168,521,119	5,126,998,606	286,625,450	628,317,017
Cash	—	—	—	49,325
Foreign currency, at value	—	487	—	—
Dividends and interest receivable	206	—	151	160,497
Receivable for fund shares sold	—	8,947	2,073	—
Receivable for investments sold	633,369	917,962	20,244	20,897,600
Receivable for securities lending income	—	—	—	79,394
Receivable from affiliates	168	—	119	—
Other assets	10,028	228,640	14,770	28,400
Total assets	169,164,890	5,128,154,642	286,662,807	649,532,233
Liabilities
Payable for investments purchased	—	—	—	21,324,663
Payable for fund shares repurchased	629,761	820,565	16,625	505,106
Payable upon return of securities loaned	—	—	—	19,152,900
Payable to affiliates
Accounting and legal services fees	5,061	153,473	8,431	17,252
Trustees' fees	42	—	34	49
Other liabilities and accrued expenses	26,689	79,730	27,648	46,301
Total liabilities	661,553	1,053,768	52,738	41,046,271
Net assets	$168,503,337	$5,127,100,874	$286,610,069	$608,485,962
Net assets consist of
Paid-in capital	$191,489,937	$4,793,569,734	$301,355,707	$727,204,299
Total distributable earnings (loss)	(22,986,600)	333,531,140	(14,745,638)	(118,718,337)
Net assets	$168,503,337	$5,127,100,874	$286,610,069	$608,485,962
Unaffiliated investments, including repurchase agreements, at cost	—	—	—	$591,804,416
Affiliated investments, at cost	$193,861,825	$5,368,370,839	$319,257,061	$19,151,630
Foreign currency, at cost	—	$489	—	—
Securities loaned, at value	—	—	—	$18,769,842
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$13,795,297	$202,486,615	$12,700,755	$137,168,778
Shares outstanding	1,194,347	13,925,155	990,703	16,484,981
Net asset value, offering price and redemption price per share	$11.55	$14.54	$12.82	$8.32
Series II
Net assets	$147,878,743	$4,381,350,533	$232,360,004	$63,456,587
Shares outstanding	12,795,698	301,232,739	18,099,640	9,749,555
Net asset value, offering price and redemption price per share	$11.56	$14.54	$12.84	$6.51
Series NAV
Net assets	$6,829,297	$543,263,726	$41,549,310	$407,860,597
Shares outstanding	591,747	37,375,738	3,241,547	46,680,990
Net asset value, offering price and redemption price per share	$11.54	$14.54	$12.82	$8.74
The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2023 (unaudited)

Assets	Mid Cap Index Trust	Mid Value Trust	Real Estate Securities Trust	Science & Technology Trust
Unaffiliated investments, at value (including securities loaned)	$1,132,381,287	$610,722,238	$290,196,536	$859,729,547
Affiliated investments, at value	73,382,086	4,961,171	—	1,008,461
Total investments, at value	1,205,763,373	615,683,409	290,196,536	860,738,008
Receivable for futures variation margin	229,322	—	—	—
Cash	—	15,886	—	930
Foreign currency, at value	—	—	—	474
Collateral held at broker for futures contracts	2,700,000	—	—	—
Dividends and interest receivable	1,402,210	1,129,875	1,022,279	264,759
Receivable for fund shares sold	—	174,039	5,930	16,208
Receivable for investments sold	—	3,147,087	7,732,552	7,116,235
Receivable for securities lending income	17,688	10,559	—	2,634
Other assets	46,854	22,150	13,915	33,782
Total assets	1,210,159,447	620,183,005	298,971,212	868,173,030
Liabilities
Payable for investments purchased	—	3,162,173	7,951,174	1,083,560
Payable for fund shares repurchased	929,320	1,241,969	19,840	269,713
Payable upon return of securities loaned	32,347,935	4,962,700	—	1,008,725
Payable to affiliates
Accounting and legal services fees	31,690	17,402	7,448	27,147
Trustees' fees	152	12	145	—
Other liabilities and accrued expenses	67,755	38,360	28,883	103,466
Total liabilities	33,376,852	9,422,616	8,007,490	2,492,611
Net assets	$1,176,782,595	$610,760,389	$290,963,722	$865,680,419
Net assets consist of
Paid-in capital	$884,141,121	$447,970,539	$280,619,428	$869,401,887
Total distributable earnings (loss)	292,641,474	162,789,850	10,344,294	(3,721,468)
Net assets	$1,176,782,595	$610,760,389	$290,963,722	$865,680,419
Unaffiliated investments, including repurchase agreements, at cost	$923,724,785	$547,824,854	$279,621,417	$743,478,607
Affiliated investments, at cost	$73,387,684	$4,961,331	—	$1,008,508
Foreign currency, at cost	—	—	—	$489
Securities loaned, at value	$31,670,600	$4,802,031	—	$987,373
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$870,109,932	$227,817,943	$51,999,833	$661,067,932
Shares outstanding	44,214,555	21,056,077	2,821,385	40,474,880
Net asset value, offering price and redemption price per share	$19.68	$10.82	$18.43	$16.33
Series II
Net assets	$55,561,563	$52,500,997	$26,056,666	$57,228,864
Shares outstanding	2,847,943	4,850,485	1,416,199	4,249,593
Net asset value, offering price and redemption price per share	$19.51	$10.82	$18.40	$13.47
Series NAV
Net assets	$251,111,100	$330,441,449	$212,907,223	$147,383,623
Shares outstanding	12,758,748	30,814,166	11,642,763	8,650,703
Net asset value, offering price and redemption price per share	$19.68	$10.72	$18.29	$17.04
The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2023 (unaudited)

Assets	Small Cap Index Trust	Small Cap Opportunities Trust	Small Cap Stock Trust	Small Cap Value Trust
Unaffiliated investments, at value (including securities loaned)	$496,099,029	$159,665,959	$269,721,699	$437,440,332
Affiliated investments, at value	28,530,158	652,599	8,815,245	1,370,131
Repurchase agreements, at value	—	—	2,400,000	8,200,000
Total investments, at value	524,629,187	160,318,558	280,936,944	447,010,463
Receivable for futures variation margin	61,972	—	—	—
Cash	10,384	—	9,729	37,832
Foreign currency, at value	—	—	9	49
Collateral held at broker for futures contracts	1,883,100	—	—	—
Dividends and interest receivable	584,226	104,273	110,131	643,888
Receivable for fund shares sold	116,750	20,668	130,399	3,526
Receivable for investments sold	123,246	178,545	40,037	2,403,699
Receivable for securities lending income	55,870	464	20,635	9,791
Other assets	22,341	7,008	13,419	18,074
Total assets	527,487,076	160,629,516	281,261,303	450,127,322
Liabilities
Due to custodian	—	80	—	—
Payable for investments purchased	—	256,984	55,191	1,435,391
Payable for fund shares repurchased	515,863	15,655	44,328	619,033
Payable upon return of securities loaned	9,556,109	650,630	8,814,800	1,372,075
Payable to affiliates
Accounting and legal services fees	13,631	4,210	7,597	12,113
Trustees' fees	123	56	88	77
Other liabilities and accrued expenses	34,688	38,186	41,465	47,852
Total liabilities	10,120,414	965,801	8,963,469	3,486,541
Net assets	$517,366,662	$159,663,715	$272,297,834	$446,640,781
Net assets consist of
Paid-in capital	$434,072,677	$120,777,580	$318,506,927	$386,220,444
Total distributable earnings (loss)	83,293,985	38,886,135	(46,209,093)	60,420,337
Net assets	$517,366,662	$159,663,715	$272,297,834	$446,640,781
Unaffiliated investments, including repurchase agreements, at cost	$434,867,014	$139,739,755	$247,634,900	$425,443,005
Affiliated investments, at cost	$28,533,821	$652,631	$8,815,780	$1,370,207
Foreign currency, at cost	—	—	$9	$49
Securities loaned, at value	$11,895,464	$636,338	$8,604,527	$1,333,425
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$357,542,145	$80,928,344	$74,098,801	$129,896,838
Shares outstanding	28,629,321	2,938,933	13,400,455	9,308,901
Net asset value, offering price and redemption price per share	$12.49	$27.54	$5.53	$13.95
Series II
Net assets	$26,471,477	$28,128,514	$20,996,893	$19,560,619
Shares outstanding	2,140,317	1,052,732	4,470,193	1,416,964
Net asset value, offering price and redemption price per share	$12.37	$26.72	$4.70	$13.80
Series NAV
Net assets	$133,353,040	$50,606,857	$177,202,140	$297,183,324
Shares outstanding	10,657,408	1,854,438	30,916,211	21,412,097
Net asset value, offering price and redemption price per share	$12.51	$27.29	$5.73	$13.88
The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2023 (unaudited)

Assets	Small Company Value Trust	Strategic Equity Allocation Trust	Total Stock Market Index Trust
Unaffiliated investments, at value (including securities loaned)	$125,635,867	$7,012,661,612	$746,312,258
Affiliated investments, at value	2,076,613	309,319,830	18,416,202
Total investments, at value	127,712,480	7,321,981,442	764,728,460
Receivable for futures variation margin	—	3,286,688	154,243
Cash	3,081	47,884	3,957
Foreign currency, at value	—	3,085,815	101
Collateral held at broker for futures contracts	—	24,980,700	1,115,800
Dividends and interest receivable	105,053	16,565,393	535,665
Receivable for fund shares sold	8,766	—	82,533
Receivable for investments sold	269,029	105,476	12,462
Receivable for securities lending income	794	39,507	13,669
Other assets	6,625	272,841	29,488
Total assets	128,105,828	7,370,365,746	766,676,378
Liabilities
Payable for investments purchased	655,640	1,655	—
Payable for fund shares repurchased	30,750	3,406,786	453,392
Payable upon return of securities loaned	2,076,635	48,196,512	5,194,793
Payable to affiliates
Accounting and legal services fees	3,045	218,941	22,268
Trustees' fees	91	—	34
Other liabilities and accrued expenses	35,125	299,751	40,762
Total liabilities	2,801,286	52,123,645	5,711,249
Net assets	$125,304,542	$7,318,242,101	$760,965,129
Net assets consist of
Paid-in capital	$97,992,259	$3,358,687,393	$285,802,504
Total distributable earnings (loss)	27,312,283	3,959,554,708	475,162,625
Net assets	$125,304,542	$7,318,242,101	$760,965,129
Unaffiliated investments, including repurchase agreements, at cost	$108,083,261	$3,754,208,048	$332,163,059
Affiliated investments, at cost	$2,076,572	$309,353,287	$18,419,969
Foreign currency, at cost	—	$3,075,467	$103
Securities loaned, at value	$2,031,579	$46,035,938	$5,074,704
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$42,147,348	—	$488,010,369
Shares outstanding	4,622,848	—	20,181,083
Net asset value, offering price and redemption price per share	$9.12	—	$24.18
Series II
Net assets	$31,157,438	—	$43,422,805
Shares outstanding	3,635,706	—	1,808,106
Net asset value, offering price and redemption price per share	$8.57	—	$24.02
Series NAV
Net assets	$51,999,756	$7,318,242,101	$229,531,955
Shares outstanding	5,743,153	422,193,269	9,491,398
Net asset value, offering price and redemption price per share	$9.05	$17.33	$24.18
The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2023 (unaudited)

Investment income	500 Index Trust	American Asset Allocation Trust	American Global Growth Trust	American Growth Trust
Dividends from unaffiliated investments	$58,786,338	$5,721,302	$517,163	$1,579,272
Dividends from affiliated investments	5,590,625	—	—	—
Interest	285,601	—	—	—
Securities lending	15,976	—	—	—
Less foreign taxes withheld	(15,989)	—	—	—
Total investment income	64,662,551	5,721,302	517,163	1,579,272
Expenses
Investment management fees	16,455,990	—	—	—
Distribution and service fees	1,276,171	3,711,750	598,347	2,634,617
Accounting and legal services fees	630,449	95,685	16,141	70,005
Trustees' fees	83,535	13,895	2,254	9,389
Custodian fees	399,156	5,940	5,926	5,979
Printing and postage	53,135	19,548	10,564	15,640
Professional fees	80,468	21,546	12,376	18,151
Other	90,359	15,659	6,493	12,642
Total expenses	19,069,263	3,884,023	652,101	2,766,423
Less expense reductions	(8,862,048)	(250,745)	(53,182)	(258,111)
Net expenses	10,207,215	3,633,278	598,919	2,508,312
Net investment income (loss)	54,455,336	2,088,024	(81,756)	(929,040)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	23,780,012	23,157,557	3,761,129	19,551,780
Affiliated investments	98,002	—	—	—
Capital gain distributions received from unaffiliated investments	—	43,052,672	13,944,784	46,371,911
Futures contracts	16,486,536	—	—	—
	40,364,550	66,210,229	17,705,913	65,923,691
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	1,011,547,577	5,162,721	8,325,543	112,417,256
Affiliated investments	(128,325)	—	—	—
Futures contracts	16,488,463	—	—	—
	1,027,907,715	5,162,721	8,325,543	112,417,256
Net realized and unrealized gain (loss)	1,068,272,265	71,372,950	26,031,456	178,340,947
Increase in net assets from operations	$1,122,727,601	$73,460,974	$25,949,700	$177,411,907
The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2023 (unaudited)

Investment income	American Growth-Income Trust	American International Trust	Blue Chip Growth Trust	Capital Appreciation Trust
Dividends from unaffiliated investments	$3,035,422	$861,461	$4,829,176	$1,650,266
Interest	—	—	271,557	41,753
Securities lending	—	—	2,227	776
Less foreign taxes withheld	—	—	(29,786)	(54,936)
Total investment income	3,035,422	861,461	5,073,174	1,637,859
Expenses
Investment management fees	—	—	5,659,684	1,674,212
Distribution and service fees	2,493,680	1,167,114	172,567	108,578
Accounting and legal services fees	72,534	30,267	141,122	42,490
Trustees' fees	10,081	4,286	17,914	5,287
Custodian fees	5,959	5,935	96,625	35,647
Printing and postage	16,644	10,279	18,996	13,456
Professional fees	18,637	13,999	32,045	27,315
Other	12,772	8,098	31,370	14,212
Total expenses	2,630,307	1,239,978	6,170,323	1,921,197
Less expense reductions	(166,150)	(33,978)	(266,556)	(17,002)
Net expenses	2,464,157	1,206,000	5,903,767	1,904,195
Net investment income (loss)	571,265	(344,539)	(830,593)	(266,336)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	6,138,264	291,829	110,762,067	14,321,848
Affiliated investments	—	—	(390)	433
Capital gain distributions received from unaffiliated investments	44,729,203	—	—	—
	50,867,467	291,829	110,761,677	14,322,281
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	62,812,006	40,225,870	360,916,367	134,444,684
Affiliated investments	—	—	(390)	28
	62,812,006	40,225,870	360,915,977	134,444,712
Net realized and unrealized gain (loss)	113,679,473	40,517,699	471,677,654	148,766,993
Increase in net assets from operations	$114,250,738	$40,173,160	$470,847,061	$148,500,657
The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2023 (unaudited)

Investment income	Capital Appreciation Value Trust	Disciplined Value International Trust	Emerging Markets Value Trust	Equity Income Trust
Interest	$3,868,471	$9,880	$12,663	$345,211
Dividends from unaffiliated investments	2,670,027	6,389,763	5,342,490	21,376,381
Securities lending	12,998	44,835	6,979	38,957
Less foreign taxes withheld	(22,003)	(729,581)	(604,557)	(1,004,090)
Total investment income	6,529,493	5,714,897	4,757,575	20,756,459
Expenses
Investment management fees	1,809,188	1,026,803	872,990	4,704,758
Distribution and service fees	298,916	72,840	34,241	190,311
Accounting and legal services fees	38,161	24,318	18,225	116,091
Trustees' fees	5,218	3,256	2,577	16,990
Custodian fees	38,142	48,818	105,107	95,249
Printing and postage	11,619	12,804	14,290	20,858
Professional fees	32,012	28,598	25,743	36,358
Other	15,623	12,011	15,637	25,597
Total expenses	2,248,879	1,229,448	1,088,810	5,206,212
Less expense reductions	(95,471)	(10,129)	(7,594)	(206,758)
Net expenses	2,153,408	1,219,319	1,081,216	4,999,454
Net investment income	4,376,085	4,495,578	3,676,359	15,757,005
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(1,288,004)	12,367,134	226,673	37,648,751
Affiliated investments	(435)	(355)	(259)	(541)
Futures contracts	—	—	45,884	—
Written options	1,531,503	—	—	—
	243,064	12,366,779	272,298	37,648,210
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	44,674,171	15,349,550	12,312,370[1]	(19,753,143)
Affiliated investments	—	(44)	(12)	518
Futures contracts	—	—	4,727	—
Written options	(3,660,006)	—	—	—
	41,014,165	15,349,506	12,317,085	(19,752,625)
Net realized and unrealized gain (loss)	41,257,229	27,716,285	12,589,383	17,895,585
Increase in net assets from operations	$45,633,314	$32,211,863	$16,265,742	$33,652,590

[1]	Net of $158,118 increase in deferred foreign withholding taxes.
The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2023 (unaudited)

Investment income	Financial Industries Trust	Fundamental All Cap Core Trust	Fundamental Large Cap Value Trust	Global Equity Trust
Dividends from unaffiliated investments	$1,882,082	$11,412,436	$7,362,217	$4,118,888
Interest	71,161	—	—	64,114
Dividends from affiliated investments	35,302	527,959	389,620	—
Securities lending	7,481	—	—	—
Less foreign taxes withheld	(63,744)	(219,723)	(253,410)	(375,175)
Total investment income	1,932,282	11,720,672	7,498,427	3,807,827
Expenses
Investment management fees	477,141	6,771,872	2,513,878	1,127,158
Distribution and service fees	38,890	78,337	287,413	80,396
Accounting and legal services fees	9,632	174,516	62,903	24,470
Trustees' fees	1,652	23,415	8,893	3,439
Custodian fees	16,993	123,190	51,177	42,629
Printing and postage	9,873	19,509	14,583	14,946
Professional fees	18,014	33,799	22,611	30,737
Other	11,206	30,754	16,099	14,383
Total expenses	583,401	7,255,392	2,977,557	1,338,158
Less expense reductions	(4,712)	(77,224)	(40,841)	(10,207)
Net expenses	578,689	7,178,168	2,936,716	1,327,951
Net investment income	1,353,593	4,542,504	4,561,711	2,479,876
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(720,880)	136,022,022	40,439,436	9,638,088
Affiliated investments	1,547	1,921	(2,741)	—
	(719,333)	136,023,943	40,436,695	9,638,088
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(10,897,231)	260,886,137	44,691,000	20,433,067
Affiliated investments	(213)	(2,561)	(2,251)	—
	(10,897,444)	260,883,576	44,688,749	20,433,067
Net realized and unrealized gain (loss)	(11,616,777)	396,907,519	85,125,444	30,071,155
Increase (decrease) in net assets from operations	$(10,263,184)	$401,450,023	$89,687,155	$32,551,031
The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2023 (unaudited)

Investment income	Health Sciences Trust	International Equity Index Trust	International Small Company Trust	Lifestyle Balanced Portfolio
Dividends from unaffiliated investments	$1,022,304	$16,535,418	$2,163,788	—
Interest	28,271	258,879	10,274	—
Dividends from affiliated investments	—	30,292	—	—
Securities lending	—	49,367	21,841	—
Less foreign taxes withheld	(8,748)	(1,844,848)	(220,667)	—
Total investment income	1,041,827	15,029,108	1,975,236	—
Expenses
Investment management fees	1,226,001	2,129,532	404,247	$191,332
Distribution and service fees	82,115	99,402	20,031	943,218
Accounting and legal services fees	23,302	70,917	8,725	80,173
Trustees' fees	3,370	9,717	1,271	11,160
Custodian fees	22,825	153,619	40,652	10,740
Printing and postage	10,555	13,562	9,410	19,143
Professional fees	36,514	40,616	25,181	27,389
Other	7,254	30,198	11,541	12,650
Total expenses	1,411,936	2,547,563	521,058	1,295,805
Less expense reductions	(69,629)	(1,058,893)	(3,661)	(22,046)
Net expenses	1,342,307	1,488,670	517,397	1,273,759
Net investment income (loss)	(300,480)	13,540,438	1,457,839	(1,273,759)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	12,629,645	(323,277)	760,689	293
Affiliated investments	—	(5,152)	(159)	(3,842,519)
Futures contracts	—	297,185	54,069	—
	12,629,645	(31,244)	814,599	(3,842,226)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(8,008,035)	62,694,298	3,972,569	—
Affiliated investments	—	74,726	(132)	77,269,136
Futures contracts	—	416,521	7,387	—
	(8,008,035)	63,185,545	3,979,824	77,269,136
Net realized and unrealized gain (loss)	4,621,610	63,154,301	4,794,423	73,426,910
Increase in net assets from operations	$4,321,130	$76,694,739	$6,252,262	$72,153,151
The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2023 (unaudited)

Investment income	Lifestyle Conservative Portfolio	Lifestyle Growth Portfolio	Lifestyle Moderate Portfolio	Mid Cap Growth Trust
Dividends from affiliated investments	$873	$604	$618	—
Dividends from unaffiliated investments	—	—	—	$1,380,839
Interest	—	—	—	238,850
Securities lending	—	—	—	158,583
Total investment income	873	604	618	1,778,272
Expenses
Investment management fees	34,754	1,034,398	58,194	2,408,722
Distribution and service fees	185,739	5,393,620	288,037	109,185
Accounting and legal services fees	14,543	432,756	24,352	50,154
Trustees' fees	2,076	60,412	3,438	6,878
Custodian fees	10,730	10,674	10,747	39,111
Printing and postage	10,801	63,175	11,914	11,976
Professional fees	19,571	61,670	20,547	31,065
Other	6,662	46,947	7,466	20,690
Total expenses	284,876	7,103,652	424,695	2,677,781
Less expense reductions	(34,913)	(119,214)	(29,046)	(20,930)
Net expenses	249,963	6,984,438	395,649	2,656,851
Net investment loss	(249,090)	(6,983,834)	(395,031)	(878,579)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	—	700	—	(18,975,523)
Affiliated investments	(1,710,671)	(17,900,243)	(642,070)	(3,425)
	(1,710,671)	(17,899,543)	(642,070)	(18,978,948)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	—	(11)	—	99,092,616
Affiliated investments	9,828,181	523,069,596	20,066,054	(331)
	9,828,181	523,069,585	20,066,054	99,092,285
Net realized and unrealized gain (loss)	8,117,510	505,170,042	19,423,984	80,113,337
Increase in net assets from operations	$7,868,420	$498,186,208	$19,028,953	$79,234,758
The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2023 (unaudited)

Investment income	Mid Cap Index Trust	Mid Value Trust	Real Estate Securities Trust	Science & Technology Trust
Dividends from unaffiliated investments	$9,823,515	$6,714,255	$4,889,248	$2,553,223
Dividends from affiliated investments	610,791	—	—	—
Interest	47,593	1,850	75,339	3,842
Securities lending	128,897	15,003	82	13,370
Less foreign taxes withheld	—	(50,328)	—	(33,786)
Total investment income	10,610,796	6,680,780	4,964,669	2,536,649
Expenses
Investment management fees	2,699,895	2,586,422	1,010,981	3,558,271
Distribution and service fees	281,213	120,768	46,478	205,158
Accounting and legal services fees	96,040	50,073	25,081	68,100
Trustees' fees	14,177	7,160	3,656	8,038
Custodian fees	72,809	40,779	21,818	87,816
Printing and postage	15,717	12,595	10,577	13,112
Professional fees	33,027	23,937	19,659	28,703
Other	21,957	21,503	11,060	16,663
Total expenses	3,234,835	2,863,237	1,149,310	3,985,861
Less expense reductions	(620,005)	(142,223)	(10,466)	(207,286)
Net expenses	2,614,830	2,721,014	1,138,844	3,778,575
Net investment income (loss)	7,995,966	3,959,766	3,825,825	(1,241,926)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	11,831,551	21,916,546	(12,573,161)	44,871,008
Affiliated investments	5,079	(4,187)	28	234
Futures contracts	2,091,932	—	—	—
	13,928,562	21,912,359	(12,573,133)	44,871,242
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	72,211,356	24,122,947	24,761,667	203,208,803
Affiliated investments	(11,286)	(964)	—	(239)
Futures contracts	1,269,767	—	—	—
	73,469,837	24,121,983	24,761,667	203,208,564
Net realized and unrealized gain (loss)	87,398,399	46,034,342	12,188,534	248,079,806
Increase in net assets from operations	$95,394,365	$49,994,108	$16,014,359	$246,837,880
The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2023 (unaudited)

Investment income	Small Cap Index Trust	Small Cap Opportunities Trust	Small Cap Stock Trust	Small Cap Value Trust
Dividends from unaffiliated investments	$4,051,838	$1,144,004	$1,075,379	$4,422,268
Dividends from affiliated investments	484,728	—	—	—
Interest	36,610	30,772	68,883	197,476
Securities lending	305,206	2,571	34,969	19,147
Less foreign taxes withheld	(5,163)	(1,248)	—	(198)
Total investment income	4,873,219	1,176,099	1,179,231	4,638,693
Expenses
Investment management fees	1,219,010	772,481	1,296,419	2,076,131
Distribution and service fees	119,771	54,692	43,043	59,441
Accounting and legal services fees	42,225	12,660	22,071	37,170
Trustees' fees	6,221	1,936	3,169	5,423
Custodian fees	36,173	21,912	20,704	31,568
Printing and postage	11,799	9,799	10,984	11,745
Professional fees	21,196	23,931	29,557	29,010
Other	15,508	9,830	14,705	13,820
Total expenses	1,471,903	907,241	1,440,652	2,264,308
Less expense reductions	(147,965)	(200,581)	(9,305)	(16,002)
Net expenses	1,323,938	706,660	1,431,347	2,248,306
Net investment income (loss)	3,549,281	469,439	(252,116)	2,390,387
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	9,142,123	4,773,726	(4,443,388)	5,420,824
Affiliated investments	7,004	150	59	(1,905)
Futures contracts	145,499	—	—	—
	9,294,626	4,773,876	(4,443,329)	5,418,919
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	24,774,014	5,532,234	29,418,373	7,615,544
Affiliated investments	(9,804)	(246)	(591)	(75)
Futures contracts	690,489	—	—	—
	25,454,699	5,531,988	29,417,782	7,615,469
Net realized and unrealized gain (loss)	34,749,325	10,305,864	24,974,453	13,034,388
Increase in net assets from operations	$38,298,606	$10,775,303	$24,722,337	$15,424,775
The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2023 (unaudited)

Investment income	Small Company Value Trust	Strategic Equity Allocation Trust	Total Stock Market Index Trust
Dividends from unaffiliated investments	$1,106,765	$90,081,741	$5,722,191
Interest	380	477,693	28,252
Dividends from affiliated investments	—	4,430,620	340,654
Securities lending	10,355	544,474	102,378
Less foreign taxes withheld	(4,782)	(5,288,740)	(241)
Total investment income	1,112,718	90,245,788	6,193,234
Expenses
Investment management fees	672,031	22,298,243	1,683,388
Distribution and service fees	49,700	—	164,313
Accounting and legal services fees	10,507	611,443	61,715
Trustees' fees	1,657	85,753	8,448
Custodian fees	13,259	591,893	46,346
Printing and postage	9,691	27,029	13,125
Professional fees	24,024	95,240	23,167
Other	8,525	93,018	17,706
Total expenses	789,394	23,802,619	2,018,208
Less expense reductions	(41,558)	(4,938,648)	(275,094)
Net expenses	747,836	18,863,971	1,743,114
Net investment income	364,882	71,381,817	4,450,120
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	1,065,416	262,082,054	9,474,198
Affiliated investments	(121)	49,867	2,744
Futures contracts	—	15,910,324	1,471,233
	1,065,295	278,042,245	10,948,175
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	3,065,144	579,998,758	90,868,635
Affiliated investments	17	(72,503)	(4,787)
Futures contracts	—	8,408,335	616,542
	3,065,161	588,334,590	91,480,390
Net realized and unrealized gain (loss)	4,130,456	866,376,835	102,428,565
Increase in net assets from operations	$4,495,338	$937,758,652	$106,878,685
The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust
Statements of changes in net assets

	500 Index Trust		American Asset Allocation Trust		American Global Growth Trust
	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22
Increase (decrease) in net assets
From operations
Net investment income (loss)	$54,455,336	$96,466,506	$2,088,024	$17,640,018	$(81,756)	$534,170
Net realized gain	40,364,550	119,132,614	66,210,229	176,350,761	17,705,913	26,214,871
Change in net unrealized appreciation (depreciation)	1,027,907,715	(1,759,988,383)	5,162,721	(386,605,593)	8,325,543	(89,065,652)
Increase (decrease) in net assets resulting from operations	1,122,727,601	(1,544,389,263)	73,460,974	(192,614,814)	25,949,700	(62,316,611)
Distributions to shareholders
From earnings
Series I	—	(220,115,753)	—	(47,761,065)	—	(5,954,595)
Series II	—	(3,310,509)	—	(108,390,376)	—	(17,068,768)
Series III	—	—	—	(15,723,998)	—	(3,836,268)
Series NAV	—	(116,518,291)	—	—	—	—
Total distributions	—	(339,944,553)	—	(171,875,439)	—	(26,859,631)
From portfolio share transactions
Portfolio share transactions	24,302,742	154,891,651	(61,931,382)	72,553,791	(14,441,954)	16,539,222
Total increase (decrease)	1,147,030,343	(1,729,442,165)	11,529,592	(291,936,462)	11,507,746	(72,637,020)
Net assets
Beginning of period	6,711,370,023	8,440,812,188	1,131,209,639	1,423,146,101	177,878,495	250,515,515
End of period	$7,858,400,366	$6,711,370,023	$1,142,739,231	$1,131,209,639	$189,386,241	$177,878,495
	American Growth Trust		American Growth-Income Trust		American International Trust
	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(929,040)	$(394,490)	$571,265	$8,121,069	$(344,539)	$4,827,996
Net realized gain	65,923,691	145,714,133	50,867,467	102,751,330	291,829	53,036,185
Change in net unrealized appreciation (depreciation)	112,417,256	(471,579,024)	62,812,006	(289,001,607)	40,225,870	(156,264,119)
Increase (decrease) in net assets resulting from operations	177,411,907	(326,259,381)	114,250,738	(178,129,208)	40,173,160	(98,399,938)
Distributions to shareholders
From earnings
Series I	—	(53,457,256)	—	(21,408,178)	—	(7,459,890)
Series II	—	(140,676,168)	—	(31,264,636)	—	(15,046,975)
Series III	—	(22,017,132)	—	(13,969,175)	—	(2,086,956)
Total distributions	—	(216,150,556)	—	(66,641,989)	—	(24,593,821)
From portfolio share transactions
Portfolio share transactions	(68,059,753)	177,018,332	(51,960,335)	(34,921,893)	(19,386,828)	(12,691,721)
Total increase (decrease)	109,352,154	(365,391,605)	62,290,403	(279,693,090)	20,786,332	(135,685,480)
Net assets
Beginning of period	744,938,825	1,110,330,430	811,209,665	1,090,902,755	338,710,631	474,396,111
End of period	$854,290,979	$744,938,825	$873,500,068	$811,209,665	$359,496,963	$338,710,631
The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Blue Chip Growth Trust		Capital Appreciation Trust		Capital Appreciation Value Trust
	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(830,593)	$(4,449,307)	$(266,336)	$(1,110,558)	$4,376,085	$4,638,361
Net realized gain (loss)	110,761,677	(16,011,048)	14,322,281	6,477,983	243,064	42,001,418
Change in net unrealized appreciation (depreciation)	360,915,977	(869,330,229)	134,444,712	(277,422,007)	41,014,165	(105,725,046)
Increase (decrease) in net assets resulting from operations	470,847,061	(889,790,584)	148,500,657	(272,054,582)	45,633,314	(59,085,267)
Distributions to shareholders
From earnings
Series I	—	(71,261,610)	—	(49,059,040)	—	(1,078,795)
Series II	—	(26,219,267)	—	(17,753,601)	—	(33,244,084)
Series NAV	—	(353,535,936)	—	(68,636,931)	—	(25,596,052)
Total distributions	—	(451,016,813)	—	(135,449,572)	—	(59,918,931)
From portfolio share transactions
Portfolio share transactions	(179,704,206)	334,150,663	(30,662,316)	26,684,903	(11,434,144)	42,562,511
Total increase (decrease)	291,142,855	(1,006,656,734)	117,838,341	(380,819,251)	34,199,170	(76,441,687)
Net assets
Beginning of period	1,424,414,004	2,431,070,738	414,798,258	795,617,509	419,688,535	496,130,222
End of period	$1,715,556,859	$1,424,414,004	$532,636,599	$414,798,258	$453,887,705	$419,688,535
	Disciplined Value International Trust		Emerging Markets Value Trust		Equity Income Trust
	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22
Increase (decrease) in net assets
From operations
Net investment income	$4,495,578	$6,262,167	$3,676,359	$8,555,098	$15,757,005	$28,366,776
Net realized gain (loss)	12,366,779	593,483	272,298	(994,572)	37,648,210	124,124,036
Change in net unrealized appreciation (depreciation)	15,349,506	(21,506,166)	12,317,085	(36,031,319)	(19,752,625)	(200,146,762)
Increase (decrease) in net assets resulting from operations	32,211,863	(14,650,516)	16,265,742	(28,470,793)	33,652,590	(47,655,950)
Distributions to shareholders
From earnings
Series I	—	(2,480,160)	—	(214,150)	—	(28,609,907)
Series II	—	(1,433,545)	—	(968,664)	—	(14,732,101)
Series NAV	—	(5,593,431)	—	(6,819,553)	—	(138,102,068)
Total distributions	—	(9,507,136)	—	(8,002,367)	—	(181,444,076)
From portfolio share transactions
Portfolio share transactions	2,855,163	(33,440,606)	(8,381,094)	(9,191,136)	(19,718,629)	(88,205,437)
Total increase (decrease)	35,067,026	(57,598,258)	7,884,648	(45,664,296)	13,933,961	(317,305,463)
Net assets
Beginning of period	259,084,519	316,682,777	204,649,453	250,313,749	1,373,810,905	1,691,116,368
End of period	$294,151,545	$259,084,519	$212,534,101	$204,649,453	$1,387,744,866	$1,373,810,905
The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Financial Industries Trust		Fundamental All Cap Core Trust		Fundamental Large Cap Value Trust
	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22
Increase (decrease) in net assets
From operations
Net investment income	$1,353,593	$2,370,207	$4,542,504	$5,902,620	$4,561,711	$7,293,588
Net realized gain (loss)	(719,333)	4,722,529	136,023,943	261,201,032	40,436,695	55,037,989
Change in net unrealized appreciation (depreciation)	(10,897,444)	(32,962,572)	260,883,576	(888,505,366)	44,688,749	(127,739,174)
Increase (decrease) in net assets resulting from operations	(10,263,184)	(25,869,836)	401,450,023	(621,401,714)	89,687,155	(65,407,597)
Distributions to shareholders
From earnings
Series I	—	(19,863,174)	—	(9,232,515)	—	(59,869,578)
Series II	—	(3,410,210)	—	(4,237,517)	—	(20,858,656)
Series NAV	—	(5,682,706)	—	(182,415,585)	—	(22,834,638)
Total distributions	—	(28,956,090)	—	(195,885,617)	—	(103,562,872)
From portfolio share transactions
Portfolio share transactions	(13,829,168)	3,256,505	(87,367,427)	4,149,271	(46,957,513)	60,097,164
Total increase (decrease)	(24,092,352)	(51,569,421)	314,082,596	(813,138,060)	42,729,642	(108,873,305)
Net assets
Beginning of period	136,492,423	188,061,844	1,843,310,803	2,656,448,863	714,172,519	823,045,824
End of period	$112,400,071	$136,492,423	$2,157,393,399	$1,843,310,803	$756,902,161	$714,172,519
	Global Equity Trust		Health Sciences Trust		International Equity Index Trust
	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22
Increase (decrease) in net assets
From operations
Net investment income (loss)	$2,479,876	$4,167,189	$(300,480)	$(840,378)	$13,540,438	$22,805,932
Net realized gain (loss)	9,638,088	9,127,931	12,629,645	13,987,855	(31,244)	(1,240,876)
Change in net unrealized appreciation (depreciation)	20,433,067	(64,980,543)	(8,008,035)	(58,341,511)	63,185,545	(177,649,652)
Increase (decrease) in net assets resulting from operations	32,551,031	(51,685,423)	4,321,130	(45,194,034)	76,694,739	(156,084,596)
Distributions to shareholders
From earnings
Series I	—	(20,793,841)	—	(7,902,983)	—	(10,194,850)
Series II	—	(1,986,235)	—	(7,645,003)	—	(583,130)
Series NAV	—	(3,880,386)	—	(18,360,269)	—	(16,312,146)
Total distributions	—	(26,660,462)	—	(33,908,255)	—	(27,090,126)
From portfolio share transactions
Portfolio share transactions	(16,074,947)	(4,312,157)	(14,023,709)	18,431,976	(23,093,977)	32,738,827
Total increase (decrease)	16,476,084	(82,658,042)	(9,702,579)	(60,670,313)	53,600,762	(150,435,895)
Net assets
Beginning of period	275,054,325	357,712,367	277,942,566	338,612,879	779,460,800	929,896,695
End of period	$291,530,409	$275,054,325	$268,239,987	$277,942,566	$833,061,562	$779,460,800
The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust
Statements of changes in net assets

	International Small Company Trust		Lifestyle Balanced Portfolio		Lifestyle Conservative Portfolio
	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22
Increase (decrease) in net assets
From operations
Net investment income (loss)	$1,457,839	$2,109,806	$(1,273,759)	$19,002,079	$(249,090)	$4,303,199
Net realized gain (loss)	814,599	2,468,903	(3,842,226)	82,417,270	(1,710,671)	6,286,081
Change in net unrealized appreciation (depreciation)	3,979,824	(27,988,780)	77,269,136	(281,988,865)	9,828,181	(42,245,326)
Increase (decrease) in net assets resulting from operations	6,252,262	(23,410,071)	72,153,151	(180,569,516)	7,868,420	(31,656,046)
Distributions to shareholders
From earnings
Series I	—	(1,961,324)	—	(3,723,778)	—	(1,219,199)
Series II	—	(1,120,179)	—	(83,290,674)	—	(12,042,860)
Series NAV	—	(7,781,693)	—	(15,561,223)	—	(619,523)
Total distributions	—	(10,863,196)	—	(102,575,675)	—	(13,881,582)
From portfolio share transactions
Portfolio share transactions	(4,792,859)	3,363,308	(28,238,063)	(17,293,211)	(4,713,733)	(14,567,067)
Total increase (decrease)	1,459,403	(30,909,959)	43,915,088	(300,438,402)	3,154,687	(60,104,695)
Net assets
Beginning of period	98,550,550	129,460,509	898,943,795	1,199,382,197	165,348,650	225,453,345
End of period	$100,009,953	$98,550,550	$942,858,883	$898,943,795	$168,503,337	$165,348,650
	Lifestyle Growth Portfolio		Lifestyle Moderate Portfolio		Mid Cap Growth Trust
	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(6,983,834)	$87,107,394	$(395,031)	$6,229,984	$(878,579)	$(3,047,664)
Net realized gain (loss)	(17,899,543)	629,661,208	(642,070)	20,717,752	(18,978,948)	(113,765,080)
Change in net unrealized appreciation (depreciation)	523,069,585	(1,732,786,868)	20,066,054	(80,803,491)	99,092,285	(187,617,995)
Increase (decrease) in net assets resulting from operations	498,186,208	(1,016,018,266)	19,028,953	(53,855,755)	79,234,758	(304,430,739)
Distributions to shareholders
From earnings
Series I	—	(30,241,595)	—	(1,347,535)	—	(55,924,606)
Series II	—	(647,255,878)	—	(23,679,443)	—	(29,634,931)
Series NAV	—	(76,795,903)	—	(4,112,909)	—	(158,500,923)
Total distributions	—	(754,293,376)	—	(29,139,887)	—	(244,060,460)
From portfolio share transactions
Portfolio share transactions	(243,748,530)	216,074,818	(7,096,474)	(4,114,132)	(32,551,085)	179,439,716
Total increase (decrease)	254,437,678	(1,554,236,824)	11,932,479	(87,109,774)	46,683,673	(369,051,483)
Net assets
Beginning of period	4,872,663,196	6,426,900,020	274,677,590	361,787,364	561,802,289	930,853,772
End of period	$5,127,100,874	$4,872,663,196	$286,610,069	$274,677,590	$608,485,962	$561,802,289
The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Mid Cap Index Trust		Mid Value Trust		Real Estate Securities Trust
	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22
Increase (decrease) in net assets
From operations
Net investment income	$7,995,966	$14,068,006	$3,959,766	$5,633,922	$3,825,825	$5,605,376
Net realized gain (loss)	13,928,562	59,715,732	21,912,359	92,804,864	(12,573,133)	4,031,207
Change in net unrealized appreciation (depreciation)	73,469,837	(267,357,697)	24,121,983	(124,679,826)	24,761,667	(129,632,577)
Increase (decrease) in net assets resulting from operations	95,394,365	(193,573,959)	49,994,108	(26,241,040)	16,014,359	(119,995,994)
Distributions to shareholders
From earnings
Series I	—	(134,972,895)	—	(27,955,439)	—	(5,670,752)
Series II	—	(8,761,887)	—	(6,338,897)	—	(2,995,698)
Series NAV	—	(36,736,251)	—	(37,793,133)	—	(23,849,206)
Total distributions	—	(180,471,033)	—	(72,087,469)	—	(32,515,656)
From portfolio share transactions
Portfolio share transactions	(52,876,101)	51,835,709	(8,203,743)	4,273,201	(11,579,036)	6,520,398
Total increase (decrease)	42,518,264	(322,209,283)	41,790,365	(94,055,308)	4,435,323	(145,991,252)
Net assets
Beginning of period	1,134,264,331	1,456,473,614	568,970,024	663,025,332	286,528,399	432,519,651
End of period	$1,176,782,595	$1,134,264,331	$610,760,389	$568,970,024	$290,963,722	$286,528,399
	Science & Technology Trust		Small Cap Index Trust		Small Cap Opportunities Trust
	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(1,241,926)	$(4,858,611)	$3,549,281	$4,745,192	$469,439	$568,330
Net realized gain (loss)	44,871,242	(151,681,165)	9,294,626	8,605,450	4,773,876	13,813,588
Change in net unrealized appreciation (depreciation)	203,208,564	(209,907,210)	25,454,699	(148,270,896)	5,531,988	(31,208,284)
Increase (decrease) in net assets resulting from operations	246,837,880	(366,446,986)	38,298,606	(134,920,254)	10,775,303	(16,826,366)
Distributions to shareholders
From earnings
Series I	—	(240,507,519)	—	(54,468,844)	—	(11,570,880)
Series II	—	(23,611,608)	—	(4,212,751)	—	(4,214,354)
Series NAV	—	(50,977,686)	—	(19,645,629)	—	(6,675,349)
Total distributions	—	(315,096,813)	—	(78,327,224)	—	(22,460,583)
From portfolio share transactions
Portfolio share transactions	(2,460,973)	231,678,884	(13,390,910)	40,452,435	(3,602,141)	24,192,538
Total increase (decrease)	244,376,907	(449,864,915)	24,907,696	(172,795,043)	7,173,162	(15,094,411)
Net assets
Beginning of period	621,303,512	1,071,168,427	492,458,966	665,254,009	152,490,553	167,584,964
End of period	$865,680,419	$621,303,512	$517,366,662	$492,458,966	$159,663,715	$152,490,553
The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Small Cap Stock Trust		Small Cap Value Trust		Small Company Value Trust
	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(252,116)	$(1,202,867)	$2,390,387	$4,474,564	$364,882	$314,521
Net realized gain (loss)	(4,443,329)	(64,999,877)	5,418,919	39,680,213	1,065,295	9,004,641
Change in net unrealized appreciation (depreciation)	29,417,782	(56,161,268)	7,615,469	(97,885,119)	3,065,161	(40,701,536)
Increase (decrease) in net assets resulting from operations	24,722,337	(122,364,012)	15,424,775	(53,730,342)	4,495,338	(31,382,374)
Distributions to shareholders
From earnings
Series I	—	(20,748,505)	—	(25,481,781)	—	(6,135,017)
Series II	—	(7,254,687)	—	(3,738,639)	—	(4,931,682)
Series NAV	—	(46,816,507)	—	(47,129,095)	—	(7,932,221)
Total distributions	—	(74,819,699)	—	(76,349,515)	—	(18,998,920)
From portfolio share transactions
Portfolio share transactions	(4,799,005)	42,278,201	21,009	8,526,812	(8,404,070)	9,194,521
Total increase (decrease)	19,923,332	(154,905,510)	15,445,784	(121,553,045)	(3,908,732)	(41,186,773)
Net assets
Beginning of period	252,374,502	407,280,012	431,194,997	552,748,042	129,213,274	170,400,047
End of period	$272,297,834	$252,374,502	$446,640,781	$431,194,997	$125,304,542	$129,213,274
	Strategic Equity Allocation Trust		Total Stock Market Index Trust
	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22
Increase (decrease) in net assets
From operations
Net investment income	$71,381,817	$120,372,933	$4,450,120	$8,098,946
Net realized gain	278,042,245	415,156,888	10,948,175	43,762,736
Change in net unrealized appreciation (depreciation)	588,334,590	(2,039,401,233)	91,480,390	(237,583,600)
Increase (decrease) in net assets resulting from operations	937,758,652	(1,503,871,412)	106,878,685	(185,721,918)
Distributions to shareholders
From earnings
Series I	—	—	—	(70,332,892)
Series II	—	—	—	(5,990,945)
Series NAV	—	(1,325,273,153)	—	(30,163,023)
Total distributions	—	(1,325,273,153)	—	(106,486,860)
From portfolio share transactions
Portfolio share transactions	(524,829,072)	443,234,136	(20,886,867)	25,406,613
Total increase (decrease)	412,929,580	(2,385,910,429)	85,991,818	(266,802,165)
Net assets
Beginning of period	6,905,312,521	9,291,222,950	674,973,311	941,775,476
End of period	$7,318,242,101	$6,905,312,521	$760,965,129	$674,973,311
The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
500 Index Trust
Series I
06-30-2023[3]	40.70	0.33	6.47	6.80	—	—	—	—	47.50	16.71[4]	0.55[5]	0.30[5]	1.51[5]	5,246	1
12-31-2022	52.44	0.59	(10.22)	(9.63)	(0.56)	(1.55)	—	(2.11)	40.70	(18.37)	0.55	0.30	1.31	4,441	2
12-31-2021	43.08	0.52	11.55	12.07	(0.67)	(2.04)	—	(2.71)	52.44	28.29	0.54	0.30	1.06	5,400	2
12-31-2020	37.84	0.65	6.05	6.70	(0.71)	(0.75)	—	(1.46)	43.08	18.11	0.55	0.30	1.73	4,313	4
12-31-2019	29.81	0.64	8.52	9.16	(0.60)	(0.53)	—	(1.13)	37.84	31.05	0.55	0.30	1.84	3,797	3[6]
12-31-2018	32.20	0.60	(2.02)	(1.42)	(0.44)	(0.53)	—	(0.97)	29.81	(4.69)	0.55	0.30	1.81	3,026	4
Series II
06-30-2023[3]	40.72	0.28	6.47	6.75	—	—	—	—	47.47	16.58[4]	0.75[5]	0.50[5]	1.31[5]	78	1
12-31-2022	52.45	0.50	(10.21)	(9.71)	(0.47)	(1.55)	—	(2.02)	40.72	(18.51)	0.75	0.50	1.11	70	2
12-31-2021	43.09	0.42	11.56	11.98	(0.58)	(2.04)	—	(2.62)	52.45	28.04	0.74	0.50	0.86	96	2
12-31-2020	37.87	0.58	6.02	6.60	(0.63)	(0.75)	—	(1.38)	43.09	17.83	0.75	0.50	1.53	79	4
12-31-2019	29.83	0.57	8.53	9.10	(0.53)	(0.53)	—	(1.06)	37.87	30.83	0.75	0.50	1.64	78	3[6]
12-31-2018	32.22	0.53	(2.01)	(1.48)	(0.38)	(0.53)	—	(0.91)	29.83	(4.88)	0.75	0.50	1.61	66	4
Series NAV
06-30-2023[3]	40.70	0.34	6.47	6.81	—	—	—	—	47.51	16.73[4]	0.50[5]	0.25[5]	1.56[5]	2,534	1
12-31-2022	52.43	0.61	(10.20)	(9.59)	(0.59)	(1.55)	—	(2.14)	40.70	(18.31)	0.50	0.25	1.36	2,201	2
12-31-2021	43.07	0.54	11.55	12.09	(0.69)	(2.04)	—	(2.73)	52.43	28.36	0.49	0.25	1.11	2,944	2
12-31-2020	37.84	0.67	6.03	6.70	(0.72)	(0.75)	—	(1.47)	43.07	18.14	0.50	0.25	1.78	2,433	4
12-31-2019	29.80	0.66	8.52	9.18	(0.61)	(0.53)	—	(1.14)	37.84	31.16	0.50	0.25	1.90	2,229	3[6]
12-31-2018	32.19	0.61	(2.01)	(1.40)	(0.46)	(0.53)	—	(0.99)	29.80	(4.65)	0.50	0.25	1.86	1,721	4
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-23. Unaudited. 4 Not annualized. 5 Annualized. 6 Excludes in-kind transactions.
American Asset Allocation Trust
Series I
06-30-2023[3]	9.59	0.02[4]	0.63	0.65	—	—	—	—	10.24	6.78[5]	0.63[6,7]	0.62[6,7]	0.40[4,6]	328	4
12-31-2022	13.11	0.17[4]	(2.02)	(1.85)	(0.16)	(1.51)	—	(1.67)	9.59	(13.76)	0.63[7]	0.62[7]	1.54[4]	320	9
12-31-2021	12.26	0.15[4]	1.65	1.80	(0.15)	(0.80)	—	(0.95)	13.11	14.71	0.63[7]	0.62[7]	1.16[4]	374	5
12-31-2020	12.58	0.16[4]	1.22	1.38	(0.16)	(1.54)	—	(1.70)	12.26	12.02	0.63[7]	0.62[7]	1.30[4]	334	3
12-31-2019	11.84	0.19[4]	2.16	2.35	(0.16)	(1.45)	—	(1.61)	12.58	20.78	0.63[7]	0.62[7]	1.52[4]	306	7
12-31-2018	14.29	0.18[4]	(0.76)	(0.58)	(0.16)	(1.71)	—	(1.87)	11.84	(4.91)	0.63[7]	0.62[7]	1.27[4]	262	6
Series II
06-30-2023[3]	9.60	0.01[4]	0.63	0.64	—	—	—	—	10.24	6.67[5]	0.78[6,7]	0.71[6,7]	0.31[4,6]	713	4
12-31-2022	13.11	0.16[4]	(2.01)	(1.85)	(0.15)	(1.51)	—	(1.66)	9.60	(13.77)	0.78[7]	0.71[7]	1.37[4]	710	9
12-31-2021	12.26	0.13[4]	1.65	1.78	(0.13)	(0.80)	—	(0.93)	13.11	14.61	0.78[7]	0.71[7]	0.98[4]	921	5
12-31-2020	12.58	0.14[4]	1.23	1.37	(0.15)	(1.54)	—	(1.69)	12.26	11.92	0.78[7]	0.71[7]	1.15[4]	953	3
12-31-2019	11.84	0.17[4]	2.17	2.34	(0.15)	(1.45)	—	(1.60)	12.58	20.67	0.78[7]	0.71[7]	1.36[4]	967	7
12-31-2018	14.30	0.15[4]	(0.75)	(0.60)	(0.15)	(1.71)	—	(1.86)	11.84	(5.06)	0.78[7]	0.71[7]	1.11[4]	934	6
Series III
06-30-2023[3]	9.60	0.04[4]	0.63	0.67	—	—	—	—	10.27	6.98[5]	0.28[6,7]	0.27[6,7]	0.75[4,6]	101	4
12-31-2022	13.12	0.21[4]	(2.02)	(1.81)	(0.20)	(1.51)	—	(1.71)	9.60	(13.44)	0.28[7]	0.27[7]	1.82[4]	101	9
12-31-2021	12.27	0.19[4]	1.65	1.84	(0.19)	(0.80)	—	(0.99)	13.12	15.07	0.28[7]	0.27[7]	1.45[4]	128	5
12-31-2020	12.58	0.20[4]	1.23	1.43	(0.20)	(1.54)	—	(1.74)	12.27	12.45	0.28[7]	0.27[7]	1.61[4]	125	3
12-31-2019	11.84	0.23[4]	2.17	2.40	(0.21)	(1.45)	—	(1.66)	12.58	21.16	0.28[7]	0.27[7]	1.81[4]	122	7
12-31-2018	14.30	0.22[4]	(0.76)	(0.54)	(0.21)	(1.71)	—	(1.92)	11.84	(4.62)	0.28[7]	0.27[7]	1.56[4]	116	6
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-23. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
American Global Growth Trust
Series I
06-30-2023[3]	13.73	(0.01)[4]	2.07	2.06	—	—	—	—	15.79	15.00[5]	0.66[6,7]	0.65[6,7]	(0.08)[4,6]	46	9
12-31-2022	21.63	0.05[4]	(5.61)	(5.56)	(0.04)	(2.30)	—	(2.34)	13.73	(25.05)	0.66[7]	0.65[7]	0.33[4]	41	13
12-31-2021	19.75	(0.01)[4]	3.16	3.15	—	(1.27)	—	(1.27)	21.63	16.00	0.64[7]	0.63[7]	(0.04)[4]	48	8
12-31-2020	16.49	—[4,8]	4.76	4.76	(0.01)	(1.49)	—	(1.50)	19.75	29.96	0.65[7]	0.64[7]	(0.02)[4]	39	6
12-31-2019	13.68	0.12[4]	4.43	4.55	(0.10)	(1.64)	—	(1.74)	16.49	34.71	0.65[7]	0.64[7]	0.79[4]	27	9
12-31-2018	16.10	0.05[4]	(1.43)	(1.38)	(0.04)	(1.00)	—	(1.04)	13.68	(9.37)	0.64[7]	0.64[7]	0.29[4]	17	11
Series II
06-30-2023[3]	13.65	(0.01)[4]	2.05	2.04	—	—	—	—	15.69	14.95[5]	0.81[6,7]	0.72[6,7]	(0.17)[4,6]	116	9
12-31-2022	21.51	0.03[4]	(5.57)	(5.54)	(0.02)	(2.30)	—	(2.32)	13.65	(25.08)	0.81[7]	0.72[7]	0.18[4]	112	13
12-31-2021	19.66	(0.03)[4]	3.15	3.12	—	(1.27)	—	(1.27)	21.51	15.92	0.79[7]	0.70[7]	(0.14)[4]	169	8
12-31-2020	16.44	(0.02)[4]	4.74	4.72	(0.01)	(1.49)	—	(1.50)	19.66	29.80	0.80[7]	0.71[7]	(0.13)[4]	172	6
12-31-2019	13.64	0.09[4]	4.44	4.53	(0.09)	(1.64)	—	(1.73)	16.44	34.66	0.80[7]	0.71[7]	0.60[4]	161	9
12-31-2018	16.06	0.03[4]	(1.42)	(1.39)	(0.03)	(1.00)	—	(1.03)	13.64	(9.46)	0.79[7]	0.71[7]	0.16[4]	144	11
Series III
06-30-2023[3]	13.79	0.02[4]	2.07	2.09	—	—	—	—	15.88	15.16[5]	0.31[6,7]	0.30[6,7]	0.26[4,6]	27	9
12-31-2022	21.71	0.11[4]	(5.64)	(5.53)	(0.09)	(2.30)	—	(2.39)	13.79	(24.77)	0.31[7]	0.30[7]	0.64[4]	25	13
12-31-2021	19.75	0.06[4]	3.17	3.23	—	(1.27)	—	(1.27)	21.71	16.41	0.29[7]	0.28[7]	0.29[4]	33	8
12-31-2020	16.43	0.05[4]	4.77	4.82	(0.01)	(1.49)	—	(1.50)	19.75	30.44	0.30[7]	0.29[7]	0.30[4]	32	6
12-31-2019	13.63	0.16[4]	4.43	4.59	(0.15)	(1.64)	—	(1.79)	16.43	35.17	0.30[7]	0.29[7]	1.03[4]	30	9
12-31-2018	16.05	0.10[4]	(1.43)	(1.33)	(0.09)	(1.00)	—	(1.09)	13.63	(9.04)	0.29[7]	0.29[7]	0.60[4]	27	11
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-23. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8 Less than $0.005 per share.
American Growth Trust
Series I
06-30-2023[3]	13.39	(0.02)[4]	3.32	3.30	—	—	—	—	16.69	24.65[5]	0.63[6,7]	0.63[6,7]	(0.22)[4,6]	236	6
12-31-2022	26.51	—[4,8]	(7.86)	(7.86)	—	(5.26)[9]	—	(5.26)	13.39	(30.20)	0.63[7]	0.62[7]	(0.02)[4]	188	11
12-31-2021	23.31	(0.04)[4]	5.05	5.01	—	(1.81)[9]	—	(1.81)	26.51	21.55	0.63[7]	0.62[7]	(0.14)[4]	265	14
12-31-2020	17.56	(0.01)[4]	8.58	8.57	(0.02)	(2.80)	—	(2.82)	23.31	51.52	0.63[7]	0.62[7]	(0.06)[4]	215	4
12-31-2019	16.55	0.07[4]	4.50	4.57	(0.04)	(3.52)	—	(3.56)	17.56	30.30	0.63[7]	0.63[7]	0.38[4]	148	12
12-31-2018	20.17	0.01[4]	0.32	0.33	—	(3.95)[9]	—	(3.95)	16.55	(0.66)	0.63[7]	0.62[7]	0.06[4]	121	13
Series II
06-30-2023[3]	13.19	(0.02)[4]	3.26	3.24	—	—	—	—	16.43	24.56[5]	0.78[6,7]	0.69[6,7]	(0.29)[4,6]	534	6
12-31-2022	26.22	(0.02)[4]	(7.76)	(7.78)	(0.01)	(5.24)[9]	—	(5.25)	13.19	(30.25)	0.78[7]	0.68[7]	(0.11)[4]	481	11
12-31-2021	23.07	(0.06)[4]	5.00	4.94	—	(1.79)[9]	—	(1.79)	26.22	21.49	0.78[7]	0.68[7]	(0.23)[4]	739	14
12-31-2020	17.41	(0.03)[4]	8.51	8.48	(0.02)	(2.80)	—	(2.82)	23.07	51.46	0.78[7]	0.68[7]	(0.13)[4]	729	4
12-31-2019	16.44	0.05[4]	4.47	4.52	(0.03)	(3.52)	—	(3.55)	17.41	30.20	0.78[7]	0.69[7]	0.28[4]	619	12
12-31-2018	20.06	(0.01)[4]	0.33	0.32	—	(3.94)[9]	—	(3.94)	16.44	(0.71)	0.78[7]	0.68[7]	(0.03)[4]	574	13
Series III
06-30-2023[3]	13.29	0.01[4]	3.29	3.30	—	—	—	—	16.59	24.83[5]	0.28[6,7]	0.28[6,7]	0.12[4,6]	84	6
12-31-2022	26.38	0.06[4]	(7.82)	(7.76)	—	(5.33)[9]	—	(5.33)	13.29	(29.95)	0.28[7]	0.27[7]	0.31[4]	76	11
12-31-2021	23.19	0.05[4]	5.04	5.09	—	(1.90)[9]	—	(1.90)	26.38	22.00	0.28[7]	0.27[7]	0.19[4]	106	14
12-31-2020	17.43	0.05[4]	8.53	8.58	(0.02)	(2.80)	—	(2.82)	23.19	51.98	0.28[7]	0.27[7]	0.28[4]	103	4
12-31-2019	16.44	0.12[4]	4.49	4.61	(0.10)	(3.52)	—	(3.62)	17.43	30.80	0.28[7]	0.28[7]	0.70[4]	91	12
12-31-2018	20.06	0.08[4]	0.32	0.40	(0.05)	(3.97)[9]	—	(4.02)	16.44	(0.28)	0.28[7]	0.27[7]	0.38[4]	83	13
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-23. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8 Less than $0.005 per share. 9 Capital gain distributions may vary between classes due to expense differences applied to ordinary income distributions from underlying funds.
The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
American Growth-Income Trust
Series I
06-30-2023[3]	14.21	0.01[4]	2.05	2.06	—	—	—	—	16.27	14.50[5]	0.63[6,7]	0.63[6,7]	0.11[4,6]	297	6
12-31-2022	18.55	0.14[4]	(3.28)	(3.14)	(0.13)	(1.07)	—	(1.20)	14.21	(16.78)	0.63[7]	0.62[7]	0.89[4]	268	12
12-31-2021	15.87	0.13[4]	3.59	3.72	(0.13)	(0.91)	—	(1.04)	18.55	23.61	0.63[7]	0.62[7]	0.74[4]	344	3
12-31-2020	16.38	0.15[4]	1.75	1.90	(0.16)	(2.25)	—	(2.41)	15.87	13.11	0.63[7]	0.62[7]	0.97[4]	298	8
12-31-2019	15.03	0.21[4]	3.45	3.66	(0.17)	(2.14)	—	(2.31)	16.38	25.70	0.63[7]	0.62[7]	1.28[4]	288	13
12-31-2018	17.69	0.17[4]	(0.32)	(0.15)	(0.17)	(2.34)	—	(2.51)	15.03	(2.18)	0.63[7]	0.62[7]	0.97[4]	240	11
Series II
06-30-2023[3]	14.13	—[4,8]	2.04	2.04	—	—	—	—	16.17	14.44[5]	0.78[6,7]	0.71[6,7]	0.02[4,6]	404	6
12-31-2022	18.45	0.12[4]	(3.25)	(3.13)	(0.12)	(1.07)	—	(1.19)	14.13	(16.84)	0.78[7]	0.70[7]	0.78[4]	380	12
12-31-2021	15.79	0.11[4]	3.58	3.69	(0.12)	(0.91)	—	(1.03)	18.45	23.51	0.78[7]	0.70[7]	0.61[4]	531	3
12-31-2020	16.31	0.14[4]	1.74	1.88	(0.15)	(2.25)	—	(2.40)	15.79	13.02	0.78[7]	0.70[7]	0.88[4]	528	8
12-31-2019	14.97	0.18[4]	3.46	3.64	(0.16)	(2.14)	—	(2.30)	16.31	25.64	0.78[7]	0.70[7]	1.13[4]	518	13
12-31-2018	17.63	0.15[4]	(0.31)	(0.16)	(0.16)	(2.34)	—	(2.50)	14.97	(2.27)	0.78[7]	0.70[7]	0.85[4]	492	11
Series III
06-30-2023[3]	14.17	0.03[4]	2.06	2.09	—	—	—	—	16.26	14.75[5]	0.28[6,7]	0.28[6,7]	0.45[4,6]	173	6
12-31-2022	18.52	0.20[4]	(3.29)	(3.09)	(0.19)	(1.07)	—	(1.26)	14.17	(16.56)	0.28[7]	0.27[7]	1.24[4]	163	12
12-31-2021	15.83	0.19[4]	3.60	3.79	(0.19)	(0.91)	—	(1.10)	18.52	24.13	0.28[7]	0.27[7]	1.05[4]	216	3
12-31-2020	16.34	0.21[4]	1.74	1.95	(0.21)	(2.25)	—	(2.46)	15.83	13.47	0.28[7]	0.27[7]	1.32[4]	208	8
12-31-2019	14.99	0.26[4]	3.46	3.72	(0.23)	(2.14)	—	(2.37)	16.34	26.16	0.28[7]	0.27[7]	1.58[4]	202	13
12-31-2018	17.65	0.23[4]	(0.32)	(0.09)	(0.23)	(2.34)	—	(2.57)	14.99	(1.82)	0.28[7]	0.27[7]	1.30[4]	189	11
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-23. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8 Less than $0.005 per share.
American International Trust
Series I
06-30-2023[3]	15.03	(0.01)[4]	1.84	1.83	—	—	—	—	16.86	12.18[5]	0.64[6,7]	0.63[6,7]	(0.14)[4,6]	116	2
12-31-2022	20.56	0.22[4]	(4.63)	(4.41)	(0.22)	(0.90)	—	(1.12)	15.03	(21.11)	0.64[7]	0.63[7]	1.32[4]	106	15
12-31-2021	21.41	0.41[4]	(0.80)	(0.39)	(0.42)	(0.04)	—	(0.46)	20.56	(1.81)	0.63[7]	0.63[7]	1.89[4]	145	9
12-31-2020	19.83	0.06[4]	2.46	2.52	(0.07)	(0.87)	—	(0.94)	21.41	13.56	0.64[7]	0.63[7]	0.32[4]	170	10
12-31-2019	17.67	0.22[4]	3.56	3.78	(0.18)	(1.44)	—	(1.62)	19.83	22.40	0.64[7]	0.63[7]	1.12[4]	137	10
12-31-2018	21.93	0.28[4]	(3.14)	(2.86)	(0.27)	(1.13)	—	(1.40)	17.67	(13.46)	0.63[7]	0.62[7]	1.32[4]	119	20
Series II
06-30-2023[3]	15.03	(0.02)[4]	1.83	1.81	—	—	—	—	16.84	12.04[5]	0.79[6,7]	0.76[6,7]	(0.28)[4,6]	215	2
12-31-2022	20.54	0.20[4]	(4.61)	(4.41)	(0.20)	(0.90)	—	(1.10)	15.03	(21.16)	0.79[7]	0.76[7]	1.20[4]	206	15
12-31-2021	21.39	0.39[4]	(0.81)	(0.42)	(0.39)	(0.04)	—	(0.43)	20.54	(1.96)	0.78[7]	0.76[7]	1.80[4]	293	9
12-31-2020	19.82	0.03[4]	2.46	2.49	(0.05)	(0.87)	—	(0.92)	21.39	13.40	0.79[7]	0.76[7]	0.16[4]	317	10
12-31-2019	17.66	0.17[4]	3.59	3.76	(0.16)	(1.44)	—	(1.60)	19.82	22.27	0.79[7]	0.76[7]	0.88[4]	310	10
12-31-2018	21.92	0.24[4]	(3.13)	(2.89)	(0.24)	(1.13)	—	(1.37)	17.66	(13.59)	0.78[7]	0.75[7]	1.11[4]	300	20
Series III
06-30-2023[3]	14.97	0.02[4]	1.82	1.84	—	—	—	—	16.81	12.29[5]	0.29[6,7]	0.28[6,7]	0.20[4,6]	28	2
12-31-2022	20.48	0.29[4]	(4.62)	(4.33)	(0.28)	(0.90)	—	(1.18)	14.97	(20.80)	0.29[7]	0.28[7]	1.72[4]	27	15
12-31-2021	21.34	0.50[4]	(0.82)	(0.32)	(0.50)	(0.04)	—	(0.54)	20.48	(1.50)	0.28[7]	0.28[7]	2.31[4]	36	9
12-31-2020	19.75	0.12[4]	2.47	2.59	(0.13)	(0.87)	—	(1.00)	21.34	13.98	0.29[7]	0.28[7]	0.64[4]	38	10
12-31-2019	17.59	0.26[4]	3.59	3.85	(0.25)	(1.44)	—	(1.69)	19.75	22.89	0.29[7]	0.28[7]	1.38[4]	37	10
12-31-2018	21.86	0.34[4]	(3.14)	(2.80)	(0.34)	(1.13)	—	(1.47)	17.59	(13.20)	0.28[7]	0.27[7]	1.61[4]	35	20
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-23. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Blue Chip Growth Trust
Series I
06-30-2023[3]	18.06	(0.01)	6.35	6.34	—	—	—	—	24.40	35.11[4]	0.83[5]	0.79[5]	(0.14)[5]	291	9
12-31-2022	40.95	(0.08)	(14.95)	(15.03)	—	(7.86)	—	(7.86)	18.06	(38.09)	0.83	0.79	(0.28)	227	17
12-31-2021	40.21	(0.20)	7.02	6.82	—	(6.08)	—	(6.08)	40.95	16.87	0.82	0.79	(0.46)	402	36
12-31-2020	34.45	(0.11)	11.57	11.46	—	(5.70)	—	(5.70)	40.21	34.30	0.83	0.80	(0.28)	383	24
12-31-2019	30.96	(0.02)	8.82	8.80	—	(5.31)	—	(5.31)	34.45	29.80	0.84	0.81	(0.04)	325	29
12-31-2018	34.92	(0.01)	1.32	1.31	(0.01)	(5.26)	—	(5.27)	30.96	1.97	0.84	0.80	(0.02)	289	35
Series II
06-30-2023[3]	16.71	(0.03)	5.87	5.84	—	—	—	—	22.55	34.95[4]	1.03[5]	0.99[5]	(0.34)[5]	98	9
12-31-2022	38.84	(0.13)	(14.14)	(14.27)	—	(7.86)	—	(7.86)	16.71	(38.20)	1.03	0.99	(0.48)	79	17
12-31-2021	38.48	(0.27)	6.71	6.44	—	(6.08)	—	(6.08)	38.84	16.63	1.02	0.99	(0.66)	146	36
12-31-2020	33.22	(0.17)	11.13	10.96	—	(5.70)	—	(5.70)	38.48	34.06	1.03	1.00	(0.48)	150	24
12-31-2019	30.07	(0.08)	8.54	8.46	—	(5.31)	—	(5.31)	33.22	29.53	1.04	1.01	(0.24)	134	29
12-31-2018	34.10	(0.08)	1.31	1.23	—	(5.26)	—	(5.26)	30.07	1.78	1.04	1.00	(0.22)	123	35
Series NAV
06-30-2023[3]	18.13	(0.01)	6.38	6.37	—	—	—	—	24.50	35.14[4]	0.78[5]	0.74[5]	(0.09)[5]	1,327	9
12-31-2022	41.04	(0.07)	(14.98)	(15.05)	—	(7.86)	—	(7.86)	18.13	(38.05)	0.78	0.74	(0.23)	1,119	17
12-31-2021	40.27	(0.18)	7.03	6.85	—	(6.08)	—	(6.08)	41.04	16.92	0.77	0.74	(0.41)	1,883	36
12-31-2020	34.47	(0.09)	11.59	11.50	—	(5.70)	—	(5.70)	40.27	34.40	0.78	0.75	(0.23)	1,823	24
12-31-2019	30.97	—[6]	8.81	8.81	—[6]	(5.31)	—	(5.31)	34.47	29.83	0.79	0.76	0.01	1,708	29
12-31-2018	34.92	0.01	1.32	1.33	(0.02)	(5.26)	—	(5.28)	30.97	2.03	0.79	0.75	0.04	1,512	35
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-23. Unaudited. 4 Not annualized. 5 Annualized. 6 Less than $0.005 per share.
Capital Appreciation Trust
Series I
06-30-2023[3]	3.28	—[4]	1.21	1.21	—	—	—	—	4.49	36.89[5]	0.82[6]	0.82[6]	(0.12)[6]	195	19
12-31-2022	7.48	(0.01)	(2.70)	(2.71)	—	(1.49)	—	(1.49)	3.28	(37.70)	0.81	0.81	(0.22)	151	31
12-31-2021	7.60	(0.04)	1.26	1.22	—	(1.34)	—	(1.34)	7.48	15.75	0.79	0.78	(0.50)	272	40
12-31-2020	5.39	(0.02)	2.96	2.94	—	(0.73)	—	(0.73)	7.60	56.04	0.80	0.79	(0.32)	272	56
12-31-2019	12.09	(0.01)	2.92	2.91	(0.01)	(9.60)	—	(9.61)	5.39	32.89	0.81	0.81	(0.06)	195	40
12-31-2018	14.65	0.02	0.23	0.25	(0.04)	(2.77)	—	(2.81)	12.09	(0.80)	0.80	0.79	0.13	169	37
Series II
06-30-2023[3]	2.52	—[4]	0.93	0.93	—	—	—	—	3.45	36.90[5]	1.02[6]	1.02[6]	(0.32)[6]	60	19
12-31-2022	6.28	(0.02)	(2.25)	(2.27)	—	(1.49)	—	(1.49)	2.52	(37.88)	1.01	1.01	(0.42)	46	31
12-31-2021	6.57	(0.05)	1.10	1.05	—	(1.34)	—	(1.34)	6.28	15.64	0.99	0.98	(0.70)	88	40
12-31-2020	4.74	(0.03)	2.59	2.56	—	(0.73)	—	(0.73)	6.57	55.70	1.00	0.99	(0.52)	89	56
12-31-2019	11.61	(0.02)	2.75	2.73	—[4]	(9.60)	—	(9.60)	4.74	32.65	1.01	1.01	(0.26)	66	40
12-31-2018	14.16	(0.01)	0.24	0.23	(0.01)	(2.77)	—	(2.78)	11.61	(0.99)	1.00	0.99	(0.07)	58	37
Series NAV
06-30-2023[3]	3.33	—[4]	1.22	1.22	—	—	—	—	4.55	36.64[5]	0.77[6]	0.77[6]	(0.07)[6]	277	19
12-31-2022	7.55	(0.01)	(2.72)	(2.73)	—	(1.49)	—	(1.49)	3.33	(37.59)	0.76	0.76	(0.18)	217	31
12-31-2021	7.66	(0.04)	1.27	1.23	—	(1.34)	—	(1.34)	7.55	15.76	0.74	0.73	(0.45)	436	40
12-31-2020	5.42	(0.02)	2.99	2.97	—	(0.73)	—	(0.73)	7.66	56.29	0.75	0.74	(0.27)	382	56
12-31-2019	12.11	—[4]	2.92	2.92	(0.01)	(9.60)	—	(9.61)	5.42	32.88	0.76	0.76	(0.01)	282	40
12-31-2018	14.67	0.03	0.23	0.26	(0.05)	(2.77)	—	(2.82)	12.11	(0.72)	0.75	0.74	0.20	281	37
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-23. Unaudited. 4 Less than $0.005 per share. 5 Not annualized. 6 Annualized.
The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Capital Appreciation Value Trust
Series I
06-30-2023[3]	10.62	0.12	1.05	1.17	—	—	—	—	11.79	11.02[4]	0.94[5]	0.90[5]	2.09[5]	7	40
12-31-2022	14.06	0.14	(1.83)	(1.69)	(0.13)	(1.62)	—	(1.75)	10.62	(11.86)	0.94	0.90	1.14	8	88
12-31-2021	13.39	0.09	2.31	2.40	(0.11)	(1.62)	—	(1.73)	14.06	18.13	0.93	0.88	0.63	8	55
12-31-2020	12.55	0.11	1.98	2.09	(0.15)	(1.10)	—	(1.25)	13.39	17.40	0.94	0.90	0.85	6	88
12-31-2019	10.92	0.16	2.44	2.60	(0.17)	(0.80)	—	(0.97)	12.55	24.31	0.93	0.89	1.33	8	45
12-31-2018	11.98	0.28[6]	(0.18)	0.10	(0.25)	(0.91)	—	(1.16)	10.92	0.39	0.92	0.88	2.35[6]	4	78
Series II
06-30-2023[3]	10.54	0.10	1.05	1.15	—	—	—	—	11.69	10.91[4]	1.14[5]	1.10[5]	1.89[5]	245	40
12-31-2022	13.97	0.11	(1.82)	(1.71)	(0.10)	(1.62)	—	(1.72)	10.54	(12.07)	1.14	1.10	0.93	233	88
12-31-2021	13.32	0.06	2.29	2.35	(0.08)	(1.62)	—	(1.70)	13.97	17.85	1.13	1.08	0.43	290	55
12-31-2020	12.49	0.09	1.96	2.05	(0.12)	(1.10)	—	(1.22)	13.32	17.19	1.14	1.10	0.68	287	88
12-31-2019	10.87	0.14	2.42	2.56	(0.14)	(0.80)	—	(0.94)	12.49	24.10	1.13	1.09	1.17	278	45
12-31-2018	11.94	0.26[6]	(0.19)	0.07	(0.23)	(0.91)	—	(1.14)	10.87	0.11	1.12	1.08	2.15[6]	259	78
Series NAV
06-30-2023[3]	10.57	0.12	1.05	1.17	—	—	—	—	11.74	11.07[4]	0.89[5]	0.85[5]	2.15[5]	202	40
12-31-2022	14.01	0.15	(1.84)	(1.69)	(0.13)	(1.62)	—	(1.75)	10.57	(11.87)	0.89	0.85	1.20	179	88
12-31-2021	13.35	0.10	2.30	2.40	(0.12)	(1.62)	—	(1.74)	14.01	18.16	0.88	0.83	0.68	198	55
12-31-2020	12.52	0.12	1.96	2.08	(0.15)	(1.10)	—	(1.25)	13.35	17.42	0.89	0.85	0.93	156	88
12-31-2019	10.89	0.17	2.43	2.60	(0.17)	(0.80)	—	(0.97)	12.52	24.44	0.88	0.84	1.41	127	45
12-31-2018	11.95	0.29[6]	(0.18)	0.11	(0.26)	(0.91)	—	(1.17)	10.89	0.45	0.87	0.83	2.40[6]	91	78
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-23. Unaudited. 4 Not annualized. 5 Annualized. 6 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the portfolio, which amounted to $0.12 and 1.00%, respectively.
Disciplined Value International Trust
Series I
06-30-2023[3]	13.15	0.23	1.40	1.63	—	—	—	—	14.78	12.40[4]	0.88[5]	0.87[5]	3.24[5]	76	42
12-31-2022	14.38	0.31	(1.05)	(0.74)	(0.49)	—	—	(0.49)	13.15	(4.77)	0.93	0.92	2.33	67	74
12-31-2021	13.05	0.46	1.25	1.71	(0.38)	—	—	(0.38)	14.38	13.06	0.93	0.92	3.21	78	60
12-31-2020	12.92	0.21	0.17	0.38	(0.25)	—	—	(0.25)	13.05	3.27	0.94	0.94	1.85	77	190[6]
12-31-2019	11.84	0.30	1.13	1.43	(0.35)	—	—	(0.35)	12.92	12.33	0.94	0.94	2.39	83	36
12-31-2018	14.33	0.26	(2.41)	(2.15)	(0.34)	—	—	(0.34)	11.84	(15.03)	0.92	0.91	1.87	84	34
Series II
06-30-2023[3]	13.14	0.21	1.41	1.62	—	—	—	—	14.76	12.33[4]	1.08[5]	1.07[5]	3.02[5]	44	42
12-31-2022	14.37	0.29	(1.06)	(0.77)	(0.46)	—	—	(0.46)	13.14	(4.98)	1.13	1.12	2.15	41	74
12-31-2021	13.04	0.43	1.25	1.68	(0.35)	—	—	(0.35)	14.37	12.86	1.13	1.12	3.02	46	60
12-31-2020	12.91	0.19	0.17	0.36	(0.23)	—	—	(0.23)	13.04	3.07	1.14	1.14	1.65	46	190[6]
12-31-2019	11.83	0.27	1.14	1.41	(0.33)	—	—	(0.33)	12.91	12.13	1.14	1.14	2.19	50	36
12-31-2018	14.32	0.23	(2.40)	(2.17)	(0.32)	—	—	(0.32)	11.83	(15.17)	1.12	1.11	1.67	50	34
Series NAV
06-30-2023[3]	13.03	0.23	1.39	1.62	—	—	—	—	14.65	12.43[4]	0.83[5]	0.82[5]	3.26[5]	174	42
12-31-2022	14.26	0.31	(1.04)	(0.73)	(0.50)	—	—	(0.50)	13.03	(4.75)	0.88	0.87	2.35	151	74
12-31-2021	12.94	0.46	1.24	1.70	(0.38)	—	—	(0.38)	14.26	13.15	0.88	0.87	3.26	193	60
12-31-2020	12.82	0.21	0.16	0.37	(0.25)	—	—	(0.25)	12.94	3.27	0.89	0.89	1.90	178	190[6]
12-31-2019	11.75	0.30	1.13	1.43	(0.36)	—	—	(0.36)	12.82	12.41	0.89	0.89	2.41	177	36
12-31-2018	14.22	0.27	(2.39)	(2.12)	(0.35)	—	—	(0.35)	11.75	(14.96)	0.87	0.86	1.98	167	34
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-23. Unaudited. 4 Not annualized. 5 Annualized. 6 Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Emerging Markets Value Trust
Series I
06-30-2023[3]	8.88	0.16	0.56	0.72	—	—	—	—	9.60	8.11[4]	1.06[5]	1.05[5]	3.53[5]	6	4
12-31-2022	10.50	0.37	(1.63)	(1.26)	(0.36)	—	—	(0.36)	8.88	(11.67)	1.12	1.11	3.83	6	15
12-31-2021	9.67	0.26	0.83	1.09	(0.26)	—	—	(0.26)	10.50	11.18	1.09	1.08	2.48	7	26
12-31-2020	9.57	0.16	0.14	0.30	(0.20)	—	—	(0.20)	9.67	3.56	1.21	1.20	1.99	6	26
12-31-2019	8.93	0.16	0.78	0.94	(0.30)	—	—	(0.30)	9.57	10.94	1.18	1.17	1.79	6	23
12-31-2018	10.63	0.19	(1.63)	(1.44)	(0.26)	—	—	(0.26)	8.93	(13.60)	1.12	1.12	1.91	7	14
Series II
06-30-2023[3]	8.89	0.15	0.56	0.71	—	—	—	—	9.60	7.99[4]	1.26[5]	1.25[5]	3.23[5]	25	4
12-31-2022	10.51	0.35	(1.63)	(1.28)	(0.34)	—	—	(0.34)	8.89	(11.87)	1.32	1.31	3.61	26	15
12-31-2021	9.67	0.24	0.84	1.08	(0.24)	—	—	(0.24)	10.51	11.08	1.29	1.28	2.27	34	26
12-31-2020	9.57	0.15	0.14	0.29	(0.19)	—	—	(0.19)	9.67	3.36	1.41	1.40	1.82	33	26
12-31-2019	8.93	0.15	0.77	0.92	(0.28)	—	—	(0.28)	9.57	10.71	1.38	1.37	1.64	35	23
12-31-2018	10.63	0.17	(1.63)	(1.46)	(0.24)	—	—	(0.24)	8.93	(13.79)	1.32	1.32	1.72	35	14
Series NAV
06-30-2023[3]	8.87	0.16	0.56	0.72	—	—	—	—	9.59	8.12[4]	1.01[5]	1.00[5]	3.55[5]	181	4
12-31-2022	10.49	0.37	(1.63)	(1.26)	(0.36)	—	—	(0.36)	8.87	(11.63)	1.07	1.06	3.89	173	15
12-31-2021	9.65	0.27	0.83	1.10	(0.26)	—	—	(0.26)	10.49	11.25	1.04	1.03	2.55	210	26
12-31-2020	9.55	0.17	0.14	0.31	(0.21)	—	—	(0.21)	9.65	3.72	1.16	1.15	2.07	194	26
12-31-2019	8.92	0.17	0.76	0.93	(0.30)	—	—	(0.30)	9.55	10.89	1.13	1.12	1.87	193	23
12-31-2018	10.61	0.21	(1.63)	(1.42)	(0.27)	—	—	(0.27)	8.92	(13.48)	1.07	1.07	2.04	168	14
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-23. Unaudited. 4 Not annualized. 5 Annualized.
Equity Income Trust
Series I
06-30-2023[3]	13.93	0.16	0.17	0.33	—	—	—	—	14.26	2.37[4]	0.79[5]	0.76[5]	2.29[5]	211	12
12-31-2022	16.63	0.30	(0.95)	(0.65)	(0.29)	(1.76)	—	(2.05)	13.93	(3.40)	0.78	0.75	1.92	218	16
12-31-2021	13.79	0.26	3.23	3.49	(0.32)	(0.33)	—	(0.65)	16.63	25.42	0.77	0.74	1.62	250	21
12-31-2020	15.35	0.30	(0.40)	(0.10)	(0.41)	(1.05)	—	(1.46)	13.79	1.02	0.79	0.76	2.32	225	28
12-31-2019	13.65	0.35	3.07	3.42	(0.31)	(1.41)	—	(1.72)	15.35	26.34	0.80	0.77	2.30	255	18[6]
12-31-2018	17.50	0.35	(1.74)	(1.39)	(0.30)	(2.16)	—	(2.46)	13.65	(9.58)	0.81	0.78	2.12	215	18
Series II
06-30-2023[3]	13.82	0.14	0.18	0.32	—	—	—	—	14.14	2.32[4]	0.99[5]	0.96[5]	2.08[5]	108	12
12-31-2022	16.52	0.27	(0.95)	(0.68)	(0.26)	(1.76)	—	(2.02)	13.82	(3.64)	0.98	0.95	1.72	113	16
12-31-2021	13.70	0.23	3.21	3.44	(0.29)	(0.33)	—	(0.62)	16.52	25.21	0.97	0.94	1.42	130	21
12-31-2020	15.27	0.27	(0.40)	(0.13)	(0.39)	(1.05)	—	(1.44)	13.70	0.75	0.99	0.96	2.11	120	28
12-31-2019	13.58	0.31	3.07	3.38	(0.28)	(1.41)	—	(1.69)	15.27	26.17	1.00	0.97	2.10	137	18[6]
12-31-2018	17.42	0.32	(1.73)	(1.41)	(0.27)	(2.16)	—	(2.43)	13.58	(9.75)	1.01	0.98	1.92	111	18
Series NAV
06-30-2023[3]	13.82	0.16	0.18	0.34	—	—	—	—	14.16	2.46[4]	0.74[5]	0.71[5]	2.34[5]	1,068	12
12-31-2022	16.52	0.31	(0.95)	(0.64)	(0.30)	(1.76)	—	(2.06)	13.82	(3.38)	0.73	0.70	1.96	1,043	16
12-31-2021	13.70	0.27	3.21	3.48	(0.33)	(0.33)	—	(0.66)	16.52	25.49	0.72	0.69	1.67	1,311	21
12-31-2020	15.27	0.31	(0.41)	(0.10)	(0.42)	(1.05)	—	(1.47)	13.70	1.01	0.74	0.71	2.38	1,139	28
12-31-2019	13.58	0.35	3.07	3.42	(0.32)	(1.41)	—	(1.73)	15.27	26.47	0.75	0.72	2.34	1,304	18[6]
12-31-2018	17.42	0.36	(1.73)	(1.37)	(0.31)	(2.16)	—	(2.47)	13.58	(9.52)	0.76	0.73	2.18	1,149	18
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-23. Unaudited. 4 Not annualized. 5 Annualized. 6 Excludes merger activity.
The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Financial Industries Trust
Series I
06-30-2023[3]	11.20	0.12	(1.00)	(0.88)	—	—	—	—	10.32	(7.86)[4]	0.94[5]	0.93[5]	2.22[5]	75	33
12-31-2022	16.38	0.22	(2.47)	(2.25)	(0.35)	(2.58)	—	(2.93)	11.20	(13.67)	0.91	0.90	1.51	93	50
12-31-2021	12.79	0.15	3.65	3.80	(0.13)	(0.08)	—	(0.21)	16.38	29.70	0.90	0.89	0.96	132	74
12-31-2020	14.08	0.14	(0.06)	0.08	(0.17)	(1.20)	—	(1.37)	12.79	2.17	0.94	0.93	1.15	93	44
12-31-2019	11.90	0.21	3.39	3.60	(0.60)	(0.82)	—	(1.42)	14.08	31.79	0.91	0.90	1.53	113	28
12-31-2018	14.99	0.20	(2.15)	(1.95)	(0.18)	(0.96)	—	(1.14)	11.90	(14.49)	0.89	0.88	1.34	120	25
Series II
06-30-2023[3]	11.06	0.11	(0.99)	(0.88)	—	—	—	—	10.18	(7.96)[4]	1.14[5]	1.13[5]	2.03[5]	14	33
12-31-2022	16.21	0.18	(2.43)	(2.25)	(0.32)	(2.58)	—	(2.90)	11.06	(13.83)	1.11	1.10	1.31	16	50
12-31-2021	12.67	0.11	3.62	3.73	(0.11)	(0.08)	—	(0.19)	16.21	29.38	1.10	1.09	0.75	22	74
12-31-2020	13.96	0.11	(0.05)	0.06	(0.15)	(1.20)	—	(1.35)	12.67	1.99	1.14	1.13	0.95	15	44
12-31-2019	11.79	0.18	3.36	3.54	(0.55)	(0.82)	—	(1.37)	13.96	31.51	1.11	1.10	1.32	17	28
12-31-2018	14.88	0.17	(2.13)	(1.96)	(0.17)	(0.96)	—	(1.13)	11.79	(14.62)	1.09	1.08	1.14	15	25
Series NAV
06-30-2023[3]	11.15	0.12	(1.00)	(0.88)	—	—	—	—	10.27	(7.89)[4]	0.89[5]	0.88[5]	2.29[5]	24	33
12-31-2022	16.32	0.22	(2.45)	(2.23)	(0.36)	(2.58)	—	(2.94)	11.15	(13.61)	0.86	0.85	1.57	27	50
12-31-2021	12.75	0.15	3.64	3.79	(0.14)	(0.08)	—	(0.22)	16.32	29.70	0.85	0.84	1.01	34	74
12-31-2020	14.03	0.14	(0.04)	0.10	(0.18)	(1.20)	—	(1.38)	12.75	2.31	0.89	0.88	1.20	25	44
12-31-2019	11.88	0.21	3.38	3.59	(0.62)	(0.82)	—	(1.44)	14.03	31.71	0.86	0.85	1.57	28	28
12-31-2018	14.95	0.21	(2.14)	(1.93)	(0.18)	(0.96)	—	(1.14)	11.88	(14.38)	0.84	0.83	1.39	29	25
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-23. Unaudited. 4 Not annualized. 5 Annualized.
Fundamental All Cap Core Trust
Series I
06-30-2023[3]	24.72	0.06	5.42	5.48	—	—	—	—	30.20	22.17[4]	0.77[5]	0.76[5]	0.42[5]	102	10
12-31-2022	36.40	0.07	(8.85)	(8.78)	(0.07)	(2.83)	—	(2.90)	24.72	(24.29)	0.76	0.76	0.24	85	29
12-31-2021	30.15	0.04	9.14	9.18	(0.04)	(2.89)	—	(2.93)	36.40	30.63	0.76	0.75	0.11	138	14
12-31-2020	24.56	0.06	6.42	6.48	(0.10)	(0.79)	—	(0.89)	30.15	26.87	0.76	0.76	0.26	120	19
12-31-2019	19.64	0.11	6.79	6.90	(0.10)	(1.88)	—	(1.98)	24.56	36.45	0.77	0.76	0.48	119	15
12-31-2018	25.83	0.09	(2.79)	(2.70)	(0.10)	(3.39)	—	(3.49)	19.64	(13.16)	0.76	0.76	0.36	122	24
Series II
06-30-2023[3]	24.61	0.03	5.39	5.42	—	—	—	—	30.03	22.02[4]	0.97[5]	0.96[5]	0.21[5]	47	10
12-31-2022	36.24	0.01	(8.81)	(8.80)	—[6]	(2.83)	—	(2.83)	24.61	(24.43)	0.96	0.96	0.04	41	29
12-31-2021	30.06	(0.03)	9.10	9.07	—	(2.89)	—	(2.89)	36.24	30.34	0.96	0.95	(0.09)	62	14
12-31-2020	24.49	0.01	6.40	6.41	(0.05)	(0.79)	—	(0.84)	30.06	26.65	0.96	0.96	0.05	51	19
12-31-2019	19.59	0.06	6.78	6.84	(0.06)	(1.88)	—	(1.94)	24.49	36.18	0.97	0.96	0.28	49	15
12-31-2018	25.77	0.04	(2.78)	(2.74)	(0.05)	(3.39)	—	(3.44)	19.59	(13.34)	0.96	0.96	0.17	41	24
Series NAV
06-30-2023[3]	24.91	0.06	5.47	5.53	—	—	—	—	30.44	22.20[4]	0.72[5]	0.71[5]	0.46[5]	2,008	10
12-31-2022	36.66	0.09	(8.93)	(8.84)	(0.08)	(2.83)	—	(2.91)	24.91	(24.26)	0.71	0.71	0.29	1,717	29
12-31-2021	30.34	0.06	9.21	9.27	(0.06)	(2.89)	—	(2.95)	36.66	30.68	0.71	0.70	0.16	2,457	14
12-31-2020	24.71	0.08	6.45	6.53	(0.11)	(0.79)	—	(0.90)	30.34	26.97	0.71	0.71	0.30	2,017	19
12-31-2019	19.74	0.12	6.84	6.96	(0.11)	(1.88)	—	(1.99)	24.71	36.58	0.72	0.71	0.52	1,700	15
12-31-2018	25.96	0.11	(2.82)	(2.71)	(0.12)	(3.39)	—	(3.51)	19.74	(13.16)	0.71	0.71	0.42	1,347	24
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-23. Unaudited. 4 Not annualized. 5 Annualized. 6 Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Fundamental Large Cap Value Trust
Series I
06-30-2023[3]	22.62	0.15	2.78	2.93	—	—	—	—	25.55	12.95[4]	0.78[5]	0.77[5]	1.27[5]	435	7
12-31-2022	28.91	0.26	(2.73)	(2.47)	(0.29)	(3.53)	—	(3.82)	22.62	(7.95)	0.78	0.77	1.01	408	21
12-31-2021	25.10	0.22	7.34	7.56	(0.24)	(3.51)	—	(3.75)	28.91	29.96	0.77	0.76	0.75	483	29
12-31-2020	23.13	0.21	2.44	2.65	(0.24)	(0.44)	—	(0.68)	25.10	11.96	0.79	0.78	0.95	391	44
12-31-2019	17.51	0.25	5.97	6.22	(0.25)	(0.35)	—	(0.60)	23.13	35.85	0.78	0.77	1.17	403	13
12-31-2018	21.36	0.25	(3.87)	(3.62)	(0.23)	—	—	(0.23)	17.51	(17.03)	0.75	0.74	1.18	366	31
Series II
06-30-2023[3]	22.84	0.13	2.80	2.93	—	—	—	—	25.77	12.83[4]	0.98[5]	0.97[5]	1.06[5]	149	7
12-31-2022	29.14	0.21	(2.74)	(2.53)	(0.24)	(3.53)	—	(3.77)	22.84	(8.13)	0.98	0.97	0.81	143	21
12-31-2021	25.28	0.16	7.39	7.55	(0.18)	(3.51)	—	(3.69)	29.14	29.72	0.97	0.96	0.55	177	29
12-31-2020	23.29	0.16	2.47	2.63	(0.20)	(0.44)	—	(0.64)	25.28	11.75	0.99	0.98	0.75	160	44
12-31-2019	17.63	0.21	6.00	6.21	(0.20)	(0.35)	—	(0.55)	23.29	35.59	0.98	0.97	0.97	164	13
12-31-2018	21.51	0.21	(3.90)	(3.69)	(0.19)	—	—	(0.19)	17.63	(17.23)	0.95	0.94	0.98	150	31
Series NAV
06-30-2023[3]	22.64	0.16	2.77	2.93	—	—	—	—	25.57	12.94[4]	0.73[5]	0.72[5]	1.33[5]	172	7
12-31-2022	28.92	0.28	(2.72)	(2.44)	(0.31)	(3.53)	—	(3.84)	22.64	(7.86)	0.73	0.72	1.06	163	21
12-31-2021	25.11	0.23	7.34	7.57	(0.25)	(3.51)	—	(3.76)	28.92	30.00	0.72	0.71	0.79	163	29
12-31-2020	23.14	0.21	2.45	2.66	(0.25)	(0.44)	—	(0.69)	25.11	12.01	0.74	0.73	0.99	125	44
12-31-2019	17.51	0.25	5.99	6.24	(0.26)	(0.35)	—	(0.61)	23.14	35.97	0.73	0.72	1.21	97	13
12-31-2018	21.37	0.26	(3.88)	(3.62)	(0.24)	—	—	(0.24)	17.51	(17.03)	0.70	0.69	1.23	79	31
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-23. Unaudited. 4 Not annualized. 5 Annualized.
Global Equity Trust
Series I
06-30-2023[3]	19.49	0.18	2.19	2.37	—	—	—	—	21.86	12.16[4]	0.94[5]	0.94[5]	1.77[5]	223	24
12-31-2022	25.34	0.31	(4.12)	(3.81)	(0.61)	(1.43)	—	(2.04)	19.49	(14.84)	0.94	0.93	1.40	212	61
12-31-2021	20.89	0.39	4.06	4.45	—	—	—	—	25.34	21.30	0.93	0.92	1.68	277	64
12-31-2020	20.04	0.18	1.09	1.27	(0.23)	(0.17)	(0.02)	(0.42)	20.89	6.60	1.06	1.05	0.96	265	120[6,7]
12-31-2019	18.37	0.49	2.32	2.81	(0.42)	(0.72)	—	(1.14)	20.04	16.04	1.00	0.95	2.51	115	20
12-31-2018	21.93	0.41	(3.58)	(3.17)	(0.39)	—	—	(0.39)	18.37	(14.49)	0.98	0.95	1.91	115	30
Series II
06-30-2023[3]	19.35	0.16	2.17	2.33	—	—	—	—	21.68	12.04[4]	1.14[5]	1.14[5]	1.56[5]	22	24
12-31-2022	25.17	0.26	(4.09)	(3.83)	(0.56)	(1.43)	—	(1.99)	19.35	(15.01)	1.14	1.13	1.20	21	61
12-31-2021	20.79	0.34	4.04	4.38	—	—	—	—	25.17	21.01	1.13	1.12	1.46	29	64
12-31-2020	19.95	0.18	1.04	1.22	(0.19)	(0.17)	(0.02)	(0.38)	20.79	6.42	1.26	1.25	0.96	27	120[6,7]
12-31-2019	18.29	0.45	2.31	2.76	(0.38)	(0.72)	—	(1.10)	19.95	15.83	1.20	1.15	2.31	31	20
12-31-2018	21.83	0.37	(3.56)	(3.19)	(0.35)	—	—	(0.35)	18.29	(14.65)	1.18	1.15	1.72	31	30
Series NAV
06-30-2023[3]	19.47	0.19	2.18	2.37	—	—	—	—	21.84	12.17[4]	0.89[5]	0.89[5]	1.83[5]	47	24
12-31-2022	25.32	0.32	(4.12)	(3.80)	(0.62)	(1.43)	—	(2.05)	19.47	(14.81)	0.89	0.88	1.45	42	61
12-31-2021	20.87	0.39	4.06	4.45	—	—	—	—	25.32	21.32	0.88	0.87	1.69	51	64
12-31-2020	20.01	0.22	1.07	1.29	(0.24)	(0.17)	(0.02)	(0.43)	20.87	6.71	1.01	1.00	1.20	44	120[6,7]
12-31-2019	18.35	0.49	2.32	2.81	(0.43)	(0.72)	—	(1.15)	20.01	16.06	0.95	0.90	2.53	43	20
12-31-2018	21.90	0.42	(3.56)	(3.14)	(0.41)	—	—	(0.41)	18.35	(14.42)	0.93	0.90	1.94	38	30
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-23. Unaudited. 4 Not annualized. 5 Annualized. 6 Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees. 7 Excludes merger activity.
The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Health Sciences Trust
Series I
06-30-2023[3]	23.84	(0.03)	0.43	0.40	—	—	—	—	24.24	1.68[4]	1.04[5]	0.99[5]	(0.21)[5]	61	21
12-31-2022	31.29	(0.07)	(4.14)	(4.21)	—	(3.24)	—	(3.24)	23.84	(13.09)	1.06	1.01	(0.29)	65	24
12-31-2021	31.07	(0.15)	3.67	3.52	—	(3.30)	—	(3.30)	31.29	11.19	1.08	1.03	(0.47)	80	29
12-31-2020	27.18	(0.09)	7.18	7.09	—	(3.20)	—	(3.20)	31.07	27.17	1.15	1.09	(0.32)	80	38
12-31-2019	22.87	(0.08)	6.36	6.28	—	(1.97)	—	(1.97)	27.18	28.68	1.16	1.10	(0.32)	72	34
12-31-2018	25.03	(0.07)	0.57	0.50	—	(2.66)	—	(2.66)	22.87	0.69	1.16	1.09	(0.27)	99	42
Series II
06-30-2023[3]	20.73	(0.04)	0.36	0.32	—	—	—	—	21.05	1.54[4]	1.24[5]	1.19[5]	(0.41)[5]	53	21
12-31-2022	27.76	(0.11)	(3.68)	(3.79)	—	(3.24)	—	(3.24)	20.73	(13.24)	1.26	1.21	(0.49)	56	24
12-31-2021	27.95	(0.19)	3.30	3.11	—	(3.30)	—	(3.30)	27.76	10.97	1.28	1.23	(0.67)	75	29
12-31-2020	24.78	(0.13)	6.50	6.37	—	(3.20)	—	(3.20)	27.95	26.89	1.35	1.29	(0.52)	84	38
12-31-2019	21.05	(0.12)	5.82	5.70	—	(1.97)	—	(1.97)	24.78	28.40	1.36	1.30	(0.53)	71	34
12-31-2018	23.26	(0.11)	0.56	0.45	—	(2.66)	—	(2.66)	21.05	0.52	1.36	1.29	(0.47)	66	42
Series NAV
06-30-2023[3]	24.46	(0.02)	0.43	0.41	—	—	—	—	24.87	1.68[4]	0.99[5]	0.94[5]	(0.16)[5]	155	21
12-31-2022	31.98	(0.06)	(4.22)	(4.28)	—	(3.24)	—	(3.24)	24.46	(13.02)	1.01	0.96	(0.23)	157	24
12-31-2021	31.68	(0.14)	3.74	3.60	—	(3.30)	—	(3.30)	31.98	11.23	1.03	0.98	(0.42)	183	29
12-31-2020	27.64	(0.08)	7.32	7.24	—	(3.20)	—	(3.20)	31.68	27.26	1.10	1.04	(0.27)	162	38
12-31-2019	23.22	(0.08)	6.47	6.39	—	(1.97)	—	(1.97)	27.64	28.67	1.11	1.05	(0.29)	130	34
12-31-2018	25.37	(0.06)	0.57	0.51	—	(2.66)	—	(2.66)	23.22	0.76	1.11	1.04	(0.22)	107	42
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-23. Unaudited. 4 Not annualized. 5 Annualized.
International Equity Index Trust
Series I
06-30-2023[3]	16.31	0.29	1.33	1.62	—	—	—	—	17.93	9.93[4]	0.65[5]	0.39[5]	3.30[5]	319	2
12-31-2022	20.25	0.48	(3.84)	(3.36)	(0.50)	(0.08)	—	(0.58)	16.31	(16.25)	0.67	0.39	2.77	294	6
12-31-2021	19.55	0.48	1.02	1.50	(0.55)	(0.25)	—	(0.80)	20.25	7.59	0.65	0.39	2.29	371	5
12-31-2020	18.30	0.35	1.51	1.86	(0.44)	(0.17)	—	(0.61)	19.55	10.64	0.66	0.39	2.07	361	5
12-31-2019	15.44	0.50	2.77	3.27	(0.41)	—	—	(0.41)	18.30	21.37	0.67	0.39	2.92	359	5[6]
12-31-2018	18.44	0.45	(3.02)	(2.57)	(0.42)	(0.01)	—	(0.43)	15.44	(14.09)	0.66	0.39	2.55	334	2
Series II
06-30-2023[3]	16.34	0.27	1.33	1.60	—	—	—	—	17.94	9.79[4]	0.85[5]	0.59[5]	3.08[5]	19	2
12-31-2022	20.27	0.44	(3.82)	(3.38)	(0.47)	(0.08)	—	(0.55)	16.34	(16.39)	0.87	0.59	2.55	17	6
12-31-2021	19.58	0.43	1.02	1.45	(0.51)	(0.25)	—	(0.76)	20.27	7.33	0.85	0.59	2.09	23	5
12-31-2020	18.32	0.32	1.51	1.83	(0.40)	(0.17)	—	(0.57)	19.58	10.48	0.86	0.59	1.87	23	5
12-31-2019	15.46	0.44	2.80	3.24	(0.38)	—	—	(0.38)	18.32	21.11	0.87	0.59	2.55	22	5[6]
12-31-2018	18.46	0.42	(3.03)	(2.61)	(0.38)	(0.01)	—	(0.39)	15.46	(14.27)	0.86	0.59	2.37	14	2
Series NAV
06-30-2023[3]	16.31	0.29	1.32	1.61	—	—	—	—	17.92	9.87[4]	0.60[5]	0.34[5]	3.34[5]	496	2
12-31-2022	20.24	0.49	(3.83)	(3.34)	(0.51)	(0.08)	—	(0.59)	16.31	(16.16)	0.62	0.34	2.84	468	6
12-31-2021	19.55	0.48	1.02	1.50	(0.56)	(0.25)	—	(0.81)	20.24	7.59	0.60	0.34	2.33	535	5
12-31-2020	18.29	0.36	1.51	1.87	(0.44)	(0.17)	—	(0.61)	19.55	10.76	0.61	0.34	2.11	484	5
12-31-2019	15.43	0.50	2.78	3.28	(0.42)	—	—	(0.42)	18.29	21.44	0.62	0.34	2.91	458	5[6]
12-31-2018	18.44	0.46	(3.03)	(2.57)	(0.43)	(0.01)	—	(0.44)	15.43	(14.10)	0.61	0.34	2.58	331	2
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-23. Unaudited. 4 Not annualized. 5 Annualized. 6 Excludes merger activity.
The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
International Small Company Trust
Series I
06-30-2023[3]	11.72	0.17	0.57	0.74	—	—	—	—	12.46	6.31[4]	1.04[5]	1.03[5]	2.85[5]	19	4
12-31-2022	16.08	0.25	(3.32)	(3.07)	(0.26)	(1.03)	—	(1.29)	11.72	(18.17)	1.08	1.08	1.92	19	20
12-31-2021	14.73	0.21	1.82	2.03	(0.21)	(0.47)	—	(0.68)	16.08	13.72	1.08	1.07	1.31	26	23
12-31-2020	14.38	0.15	0.93	1.08	(0.28)	(0.45)	—	(0.73)	14.73	8.37	1.23	1.22	1.20	27	14
12-31-2019	12.55	0.24	2.47	2.71	(0.30)	(0.58)	—	(0.88)	14.38	22.60	1.20	1.19	1.76	28	12
12-31-2018	15.95	0.24	(3.45)	(3.21)	(0.19)	—	—	(0.19)	12.55	(20.09)	1.15	1.14	1.55	25	20
Series II
06-30-2023[3]	11.70	0.17	0.56	0.73	—	—	—	—	12.43	6.24[4]	1.24[5]	1.23[5]	2.70[5]	12	4
12-31-2022	16.05	0.22	(3.31)	(3.09)	(0.23)	(1.03)	—	(1.26)	11.70	(18.35)	1.28	1.28	1.70	12	20
12-31-2021	14.71	0.18	1.81	1.99	(0.18)	(0.47)	—	(0.65)	16.05	13.47	1.28	1.27	1.12	15	23
12-31-2020	14.36	0.13	0.92	1.05	(0.25)	(0.45)	—	(0.70)	14.71	8.17	1.43	1.42	0.99	15	14
12-31-2019	12.51	0.21	2.47	2.68	(0.25)	(0.58)	—	(0.83)	14.36	22.35	1.40	1.39	1.55	15	12
12-31-2018	15.93	0.20	(3.43)	(3.23)	(0.19)	—	—	(0.19)	12.51	(20.27)	1.35	1.34	1.34	14	20
Series NAV
06-30-2023[3]	11.72	0.18	0.57	0.75	—	—	—	—	12.47	6.40[4]	0.99[5]	0.98[5]	2.93[5]	69	4
12-31-2022	16.09	0.26	(3.33)	(3.07)	(0.27)	(1.03)	—	(1.30)	11.72	(18.17)	1.03	1.03	1.96	68	20
12-31-2021	14.74	0.22	1.82	2.04	(0.22)	(0.47)	—	(0.69)	16.09	13.77	1.03	1.02	1.37	88	23
12-31-2020	14.39	0.16	0.92	1.08	(0.28)	(0.45)	—	(0.73)	14.74	8.41	1.18	1.17	1.25	75	14
12-31-2019	12.56	0.25	2.48	2.73	(0.32)	(0.58)	—	(0.90)	14.39	22.70	1.15	1.14	1.81	73	12
12-31-2018	15.96	0.24	(3.44)	(3.20)	(0.20)	—	—	(0.20)	12.56	(20.08)	1.10	1.09	1.58	74	20
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-23. Unaudited. 4 Not annualized. 5 Annualized.
Lifestyle Balanced Portfolio
Series I
06-30-2023[3]	12.55	(0.01)[4]	1.04	1.03	—	—	—	—	13.58	8.21[5]	0.13[6,7]	0.12[6,7]	(0.12)[4,6]	36	2
12-31-2022	16.79	0.31[4]	(2.95)	(2.64)	(0.30)	(1.30)	—	(1.60)	12.55	(15.45)	0.12[7]	0.12[7]	2.11[4]	32	15
12-31-2021	16.40	0.37[4]	1.17	1.54	(0.37)	(0.78)	—	(1.15)	16.79	9.44	0.12[7]	0.11[7]	2.18[4]	42	10
12-31-2020	15.43	0.38[4]	1.53	1.91	(0.37)	(0.57)	—	(0.94)	16.40	12.69	0.12[7]	0.12[7]	2.45[4]	41	15
12-31-2019	13.76	0.33[4]	2.09	2.42	(0.30)	(0.45)	—	(0.75)	15.43	17.73	0.12[7]	0.12[7]	2.19[4]	37	11
12-31-2018	14.98	0.32[4]	(0.96)	(0.64)	(0.33)	(0.25)	—	(0.58)	13.76	(4.36)	0.12[7]	0.12[7]	2.13[4]	32	8
Series II
06-30-2023[3]	12.58	(0.02)[4]	1.04	1.02	—	—	—	—	13.60	8.11[5]	0.33[6,7]	0.32[6,7]	(0.32)[4,6]	761	2
12-31-2022	16.82	0.27[4]	(2.94)	(2.67)	(0.27)	(1.30)	—	(1.57)	12.58	(15.60)	0.32[7]	0.32[7]	1.87[4]	730	15
12-31-2021	16.43	0.34[4]	1.17	1.51	(0.34)	(0.78)	—	(1.12)	16.82	9.21	0.32[7]	0.31[7]	1.98[4]	997	10
12-31-2020	15.46	0.35[4]	1.53	1.88	(0.34)	(0.57)	—	(0.91)	16.43	12.47	0.32[7]	0.32[7]	2.26[4]	960	15
12-31-2019	13.78	0.29[4]	2.11	2.40	(0.27)	(0.45)	—	(0.72)	15.46	17.56	0.32[7]	0.32[7]	1.94[4]	860	11
12-31-2018	15.01	0.27[4]	(0.95)	(0.68)	(0.30)	(0.25)	—	(0.55)	13.78	(4.63)	0.32[7]	0.32[7]	1.84[4]	781	8
Series NAV
06-30-2023[3]	12.54	—[4,8]	1.03	1.03	—	—	—	—	13.57	8.21[5]	0.08[6,7]	0.07[6,7]	(0.07)[4,6]	145	2
12-31-2022	16.77	0.32[4]	(2.94)	(2.62)	(0.31)	(1.30)	—	(1.61)	12.54	(15.36)	0.07[7]	0.07[7]	2.21[4]	137	15
12-31-2021	16.38	0.40[4]	1.15	1.55	(0.38)	(0.78)	—	(1.16)	16.77	9.51	0.07[7]	0.06[7]	2.33[4]	161	10
12-31-2020	15.42	0.40[4]	1.51	1.91	(0.38)	(0.57)	—	(0.95)	16.38	12.68	0.07[7]	0.07[7]	2.57[4]	136	15
12-31-2019	13.74	0.34[4]	2.09	2.43	(0.30)	(0.45)	—	(0.75)	15.42	17.89	0.07[7]	0.07[7]	2.29[4]	113	11
12-31-2018	14.97	0.34[4]	(0.98)	(0.64)	(0.34)	(0.25)	—	(0.59)	13.74	(4.39)	0.07[7]	0.07[7]	2.28[4]	89	8
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-23. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8 Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Conservative Portfolio
Series I
06-30-2023[3]	11.01	(0.01)[4]	0.55	0.54	—	—	—	—	11.55	4.90[5]	0.17[6,7]	0.13[6,7]	(0.13)[4,6]	14	4
12-31-2022	14.10	0.32[4]	(2.41)	(2.09)	(0.32)	(0.68)	—	(1.00)	11.01	(14.62)	0.16[7]	0.13[7]	2.59[4]	14	16
12-31-2021	14.43	0.38[4]	0.04	0.42	(0.35)	(0.40)	—	(0.75)	14.10	2.96	0.14[7]	0.13[7]	2.62[4]	18	22
12-31-2020	13.68	0.45[4]	1.01	1.46	(0.40)	(0.31)	—	(0.71)	14.43	10.75	0.15[7]	0.13[7]	3.19[4]	16	21
12-31-2019	12.67	0.32[4]	1.25	1.57	(0.30)	(0.26)	—	(0.56)	13.68	12.46	0.15[7]	0.13[7]	2.36[4]	12	21
12-31-2018	13.39	0.33[4]	(0.59)	(0.26)	(0.32)	(0.14)	—	(0.46)	12.67	(1.97)	0.16[7]	0.12[7]	2.48[4]	11	21
Series II
06-30-2023[3]	11.03	(0.02)[4]	0.55	0.53	—	—	—	—	11.56	4.81[5]	0.37[6,7]	0.33[6,7]	(0.33)[4,6]	148	4
12-31-2022	14.11	0.28[4]	(2.38)	(2.10)	(0.30)	(0.68)	—	(0.98)	11.03	(14.71)	0.36[7]	0.33[7]	2.27[4]	144	16
12-31-2021	14.45	0.32[4]	0.07	0.39	(0.33)	(0.40)	—	(0.73)	14.11	2.68	0.34[7]	0.33[7]	2.19[4]	200	22
12-31-2020	13.70	0.38[4]	1.05	1.43	(0.37)	(0.31)	—	(0.68)	14.45	10.53	0.35[7]	0.33[7]	2.71[4]	208	21
12-31-2019	12.69	0.30[4]	1.25	1.55	(0.28)	(0.26)	—	(0.54)	13.70	12.22	0.35[7]	0.33[7]	2.20[4]	170	21
12-31-2018	13.41	0.30[4]	(0.58)	(0.28)	(0.30)	(0.14)	—	(0.44)	12.69	(2.17)	0.36[7]	0.32[7]	2.29[4]	164	21
Series NAV
06-30-2023[3]	11.00	—[4,8]	0.54	0.54	—	—	—	—	11.54	4.91[5]	0.12[6,7]	0.08[6,7]	(0.08)[4,6]	7	4
12-31-2022	14.08	0.35[4]	(2.42)	(2.07)	(0.33)	(0.68)	—	(1.01)	11.00	(14.52)	0.11[7]	0.08[7]	2.84[4]	8	16
12-31-2021	14.42	0.33[4]	0.09	0.42	(0.36)	(0.40)	—	(0.76)	14.08	2.94	0.09[7]	0.08[7]	2.24[4]	8	22
12-31-2020	13.67	0.57[4]	0.89	1.46	(0.40)	(0.31)	—	(0.71)	14.42	10.80	0.10[7]	0.08[7]	4.03[4]	9	21
12-31-2019	12.66	0.31[4]	1.27	1.58	(0.31)	(0.26)	—	(0.57)	13.67	12.52	0.10[7]	0.08[7]	2.29[4]	4	21
12-31-2018	13.38	0.36[4]	(0.61)	(0.25)	(0.33)	(0.14)	—	(0.47)	12.66	(1.92)	0.11[7]	0.07[7]	2.70[4]	5	21
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-23. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8 Less than $0.005 per share.
Lifestyle Growth Portfolio
Series I
06-30-2023[3]	13.15	(0.01)[4]	1.40	1.39	—	—	—	—	14.54	10.57[5]	0.12[6,7]	0.11[6,7]	(0.11)[4,6]	202	—[8]
12-31-2022	18.57	0.29[4]	(3.35)	(3.06)	(0.27)	(2.09)	—	(2.36)	13.15	(16.08)	0.12[7]	0.11[7]	1.81[4]	194	12
12-31-2021	17.79	0.37[4]	2.11	2.48	(0.36)	(1.34)	—	(1.70)	18.57	14.07	0.11[7]	0.11[7]	1.97[4]	252	12[9]
12-31-2020	16.92	0.36[4]	1.84	2.20	(0.37)	(0.96)	—	(1.33)	17.79	13.58	0.12[7]	0.11[7]	2.19[4]	236	13
12-31-2019	14.86	0.32[4]	2.81	3.13	(0.30)	(0.77)	—	(1.07)	16.92	21.45	0.12[7]	0.11[7]	1.96[4]	224	7
12-31-2018	16.41	0.30[4]	(1.28)	(0.98)	(0.32)	(0.25)	—	(0.57)	14.86	(6.12)	0.11[7]	0.11[7]	1.85[4]	207	5
Series II
06-30-2023[3]	13.17	(0.02)[4]	1.39	1.37	—	—	—	—	14.54	10.40[5]	0.32[6,7]	0.31[6,7]	(0.31)[4,6]	4,381	—[8]
12-31-2022	18.59	0.25[4]	(3.34)	(3.09)	(0.24)	(2.09)	—	(2.33)	13.17	(16.24)	0.32[7]	0.31[7]	1.59[4]	4,184	12
12-31-2021	17.81	0.33[4]	2.11	2.44	(0.32)	(1.34)	—	(1.66)	18.59	13.84	0.31[7]	0.31[7]	1.72[4]	5,588	12[9]
12-31-2020	16.94	0.33[4]	1.84	2.17	(0.34)	(0.96)	—	(1.30)	17.81	13.37	0.32[7]	0.31[7]	1.97[4]	5,588	13
12-31-2019	14.88	0.29[4]	2.81	3.10	(0.27)	(0.77)	—	(1.04)	16.94	21.20	0.32[7]	0.31[7]	1.75[4]	5,567	7
12-31-2018	16.43	0.27[4]	(1.29)	(1.02)	(0.28)	(0.25)	—	(0.53)	14.88	(6.31)	0.31[7]	0.31[7]	1.62[4]	5,225	5
Series NAV
06-30-2023[3]	13.15	—[4,10]	1.39	1.39	—	—	—	—	14.54	10.57[5]	0.07[6,7]	0.06[6,7]	(0.06)[4,6]	543	—[8]
12-31-2022	18.56	0.30[4]	(3.34)	(3.04)	(0.28)	(2.09)	—	(2.37)	13.15	(15.99)	0.07[7]	0.06[7]	1.92[4]	495	12
12-31-2021	17.78	0.40[4]	2.09	2.49	(0.37)	(1.34)	—	(1.71)	18.56	14.13	0.06[7]	0.06[7]	2.12[4]	587	12[9]
12-31-2020	16.91	0.38[4]	1.83	2.21	(0.38)	(0.96)	—	(1.34)	17.78	13.63	0.07[7]	0.06[7]	2.30[4]	477	13
12-31-2019	14.85	0.34[4]	2.80	3.14	(0.31)	(0.77)	—	(1.08)	16.91	21.52	0.07[7]	0.06[7]	2.10[4]	415	7
12-31-2018	16.40	0.33[4]	(1.31)	(0.98)	(0.32)	(0.25)	—	(0.57)	14.85	(6.07)	0.06[7]	0.06[7]	2.00[4]	339	5
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-23. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8 Less than 1%. 9 Excludes merger activity. 10 Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Moderate Portfolio
Series I
06-30-2023[3]	11.97	(0.01)[4]	0.86	0.85	—	—	—	—	12.82	7.10[5]	0.15[6,7]	0.13[6,7]	(0.13)[4,6]	13	3
12-31-2022	15.82	0.31[4]	(2.75)	(2.44)	(0.31)	(1.10)	—	(1.41)	11.97	(15.19)	0.14[7]	0.13[7]	2.28[4]	12	15
12-31-2021	15.74	0.38[4]	0.75	1.13	(0.36)	(0.69)	—	(1.05)	15.82	7.25	0.13[7]	0.13[7]	2.36[4]	16	13
12-31-2020	14.85	0.40[4]	1.36	1.76	(0.38)	(0.49)	—	(0.87)	15.74	12.09	0.14[7]	0.13[7]	2.64[4]	14	17
12-31-2019	13.38	0.33[4]	1.79	2.12	(0.29)	(0.36)	—	(0.65)	14.85	15.97	0.14[7]	0.13[7]	2.28[4]	12	15
12-31-2018	14.44	0.31[4]	(0.81)	(0.50)	(0.33)	(0.23)	—	(0.56)	13.38	(3.58)	0.14[7]	0.13[7]	2.17[4]	10	8
Series II
06-30-2023[3]	12.00	(0.02)[4]	0.86	0.84	—	—	—	—	12.84	7.00[5]	0.35[6,7]	0.33[6,7]	(0.33)[4,6]	232	3
12-31-2022	15.85	0.28[4]	(2.75)	(2.47)	(0.28)	(1.10)	—	(1.38)	12.00	(15.34)	0.34[7]	0.33[7]	2.00[4]	224	15
12-31-2021	15.77	0.33[4]	0.77	1.10	(0.33)	(0.69)	—	(1.02)	15.85	7.03	0.33[7]	0.33[7]	2.05[4]	301	13
12-31-2020	14.88	0.37[4]	1.36	1.73	(0.35)	(0.49)	—	(0.84)	15.77	11.87	0.34[7]	0.33[7]	2.43[4]	307	17
12-31-2019	13.41	0.29[4]	1.80	2.09	(0.26)	(0.36)	—	(0.62)	14.88	15.72	0.34[7]	0.33[7]	2.00[4]	269	15
12-31-2018	14.47	0.28[4]	(0.81)	(0.53)	(0.30)	(0.23)	—	(0.53)	13.41	(3.77)	0.34[7]	0.33[7]	1.94[4]	247	8
Series NAV
06-30-2023[3]	11.97	—[4,8]	0.85	0.85	—	—	—	—	12.82	7.10[5]	0.10[6,7]	0.08[6,7]	(0.08)[4,6]	42	3
12-31-2022	15.81	0.33[4]	(2.76)	(2.43)	(0.31)	(1.10)	—	(1.41)	11.97	(15.08)	0.09[7]	0.08[7]	2.37[4]	39	15
12-31-2021	15.74	0.40[4]	0.73	1.13	(0.37)	(0.69)	—	(1.06)	15.81	7.23	0.08[7]	0.08[7]	2.44[4]	45	13
12-31-2020	14.84	0.40[4]	1.38	1.78	(0.39)	(0.49)	—	(0.88)	15.74	12.22	0.09[7]	0.08[7]	2.67[4]	35	17
12-31-2019	13.38	0.35[4]	1.77	2.12	(0.30)	(0.36)	—	(0.66)	14.84	15.95	0.09[7]	0.08[7]	2.39[4]	30	15
12-31-2018	14.44	0.35[4]	(0.85)	(0.50)	(0.33)	(0.23)	—	(0.56)	13.38	(3.53)	0.09[7]	0.08[7]	2.46[4]	22	8
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-23. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8 Less than $0.005 per share.
Mid Cap Growth Trust
Series I
06-30-2023[3]	7.27	(0.01)	1.06	1.05	—	—	—	—	8.32	14.44[4]	0.94[5]	0.93[5]	(0.32)[5]	137	51
12-31-2022	19.86	(0.06)	(6.98)	(7.04)	—	(5.55)	—	(5.55)	7.27	(34.64)	0.93	0.93	(0.50)	128	97
12-31-2021	26.19	(0.19)	1.58	1.39	—	(7.72)	—	(7.72)	19.86	3.54	0.92	0.92	(0.71)	215	91
12-31-2020	18.07	(0.13)	11.50	11.37	—	(3.25)	—	(3.25)	26.19	65.39	0.93	0.92	(0.61)	234	98
12-31-2019	15.79	(0.10)	5.44	5.34	—	(3.06)	—	(3.06)	18.07	34.53	0.93	0.93	(0.54)	168	64
12-31-2018	17.82	(0.08)	0.15	0.07	—	(2.10)	—	(2.10)	15.79	(1.56)	0.93	0.92	(0.41)	142	69
Series II
06-30-2023[3]	5.69	(0.02)	0.84	0.82	—	—	—	—	6.51	14.41[4]	1.14[5]	1.13[5]	(0.52)[5]	63	51
12-31-2022	17.47	(0.07)	(6.16)	(6.23)	—	(5.55)	—	(5.55)	5.69	(34.77)	1.13	1.13	(0.70)	60	97
12-31-2021	23.93	(0.22)	1.48	1.26	—	(7.72)	—	(7.72)	17.47	3.30	1.12	1.12	(0.92)	105	91
12-31-2020	16.74	(0.16)	10.60	10.44	—	(3.25)	—	(3.25)	23.93	65.02	1.13	1.12	(0.81)	120	98
12-31-2019	14.83	(0.13)	5.10	4.97	—	(3.06)	—	(3.06)	16.74	34.25	1.13	1.13	(0.74)	86	64
12-31-2018	16.87	(0.11)	0.17	0.06	—	(2.10)	—	(2.10)	14.83	(1.71)	1.13	1.12	(0.61)	73	69
Series NAV
06-30-2023[3]	7.63	(0.01)	1.12	1.11	—	—	—	—	8.74	14.55[4]	0.89[5]	0.88[5]	(0.27)[5]	408	51
12-31-2022	20.40	(0.06)	(7.16)	(7.22)	—	(5.55)	—	(5.55)	7.63	(34.61)	0.88	0.88	(0.44)	373	97
12-31-2021	26.70	(0.18)	1.60	1.42	—	(7.72)	—	(7.72)	20.40	3.58	0.87	0.87	(0.66)	611	91
12-31-2020	18.37	(0.12)	11.70	11.58	—	(3.25)	—	(3.25)	26.70	65.47	0.88	0.87	(0.55)	635	98
12-31-2019	16.00	(0.09)	5.52	5.43	—	(3.06)	—	(3.06)	18.37	34.63	0.88	0.88	(0.49)	535	64
12-31-2018	18.03	(0.07)	0.14	0.07	—	(2.10)	—	(2.10)	16.00	(1.54)	0.88	0.87	(0.35)	454	69
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-23. Unaudited. 4 Not annualized. 5 Annualized.
The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Mid Cap Index Trust
Series I
06-30-2023[3]	18.11	0.13	1.44	1.57	—	—	—	—	19.68	8.67[4]	0.57[5]	0.46[5]	1.39[5]	870	8
12-31-2022	24.89	0.25	(3.67)	(3.42)	(0.24)	(3.12)	—	(3.36)	18.11	(13.43)	0.56	0.45	1.15	844	12
12-31-2021	21.34	0.19	4.95	5.14	(0.23)	(1.36)	—	(1.59)	24.89	24.21	0.56	0.45	0.78	1,086	17
12-31-2020	21.39	0.21	2.19	2.40	(0.32)	(2.13)	—	(2.45)	21.34	13.22	0.56	0.46	1.10	996	14
12-31-2019	18.83	0.26	4.36	4.62	(0.24)	(1.82)	—	(2.06)	21.39	25.59	0.56	0.45	1.22	1,047	15
12-31-2018	23.00	0.27	(2.60)	(2.33)	(0.25)	(1.59)	—	(1.84)	18.83	(11.46)	0.56	0.45	1.17	1,029	15
Series II
06-30-2023[3]	17.98	0.11	1.42	1.53	—	—	—	—	19.51	8.51[4]	0.77[5]	0.66[5]	1.19[5]	56	8
12-31-2022	24.73	0.20	(3.63)	(3.43)	(0.20)	(3.12)	—	(3.32)	17.98	(13.59)	0.76	0.65	0.95	55	12
12-31-2021	21.21	0.14	4.91	5.05	(0.17)	(1.36)	—	(1.53)	24.73	23.96	0.76	0.65	0.58	73	17
12-31-2020	21.28	0.17	2.17	2.34	(0.28)	(2.13)	—	(2.41)	21.21	12.98	0.76	0.66	0.90	67	14
12-31-2019	18.73	0.21	4.36	4.57	(0.20)	(1.82)	—	(2.02)	21.28	25.43	0.76	0.65	1.02	70	15
12-31-2018	22.89	0.22	(2.58)	(2.36)	(0.21)	(1.59)	—	(1.80)	18.73	(11.66)	0.76	0.65	0.96	66	15
Series NAV
06-30-2023[3]	18.11	0.14	1.43	1.57	—	—	—	—	19.68	8.67[4]	0.52[5]	0.41[5]	1.45[5]	251	8
12-31-2022	24.89	0.26	(3.66)	(3.40)	(0.26)	(3.12)	—	(3.38)	18.11	(13.39)	0.51	0.40	1.20	235	12
12-31-2021	21.34	0.21	4.94	5.15	(0.24)	(1.36)	—	(1.60)	24.89	24.27	0.51	0.40	0.84	297	17
12-31-2020	21.39	0.22	2.19	2.41	(0.33)	(2.13)	—	(2.46)	21.34	13.27	0.51	0.41	1.15	242	14
12-31-2019	18.82	0.27	4.37	4.64	(0.25)	(1.82)	—	(2.07)	21.39	25.72	0.51	0.40	1.28	228	15
12-31-2018	23.00	0.28	(2.60)	(2.32)	(0.27)	(1.59)	—	(1.86)	18.82	(11.45)	0.51	0.40	1.23	174	15
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-23. Unaudited. 4 Not annualized. 5 Annualized.
Mid Value Trust
Series I
06-30-2023[3]	9.95	0.07	0.80	0.87	—	—	—	—	10.82	8.74[4]	0.98[5]	0.93[5]	1.33[5]	228	30
12-31-2022	11.97	0.11	(0.69)	(0.58)	(0.10)	(1.34)	—	(1.44)	9.95	(4.31)	0.98	0.93	0.94	222	49
12-31-2021	10.18	0.06	2.42	2.48	(0.12)	(0.57)	—	(0.69)	11.97	24.34	1.04	0.99	0.48	241	26
12-31-2020	9.68	0.14	0.73	0.87	(0.15)	(0.22)	—	(0.37)	10.18	9.60	1.05	1.00	1.55	210	36
12-31-2019	9.47	0.15	1.54	1.69	(0.11)	(1.37)	—	(1.48)	9.68	19.54	1.05	1.00	1.50	239	33
12-31-2018	11.60	0.09	(1.20)	(1.11)	(0.09)	(0.93)	—	(1.02)	9.47	(10.84)	1.05	0.99	0.80	241	35
Series II
06-30-2023[3]	9.96	0.06	0.80	0.86	—	—	—	—	10.82	8.63[4]	1.18[5]	1.13[5]	1.13[5]	53	30
12-31-2022	11.98	0.08	(0.69)	(0.61)	(0.07)	(1.34)	—	(1.41)	9.96	(4.52)	1.18	1.13	0.74	51	49
12-31-2021	10.19	0.03	2.42	2.45	(0.09)	(0.57)	—	(0.66)	11.98	24.10	1.24	1.19	0.28	56	26
12-31-2020	9.69	0.12	0.74	0.86	(0.14)	(0.22)	—	(0.36)	10.19	9.38	1.25	1.20	1.36	47	36
12-31-2019	9.49	0.13	1.53	1.66	(0.09)	(1.37)	—	(1.46)	9.69	19.15	1.25	1.20	1.30	50	33
12-31-2018	11.61	0.07	(1.19)	(1.12)	(0.07)	(0.93)	—	(1.00)	9.49	(10.93)	1.25	1.19	0.60	48	35
Series NAV
06-30-2023[3]	9.85	0.07	0.80	0.87	—	—	—	—	10.72	8.83[4]	0.93[5]	0.88[5]	1.38[5]	330	30
12-31-2022	11.87	0.11	(0.69)	(0.58)	(0.10)	(1.34)	—	(1.44)	9.85	(4.30)	0.93	0.88	0.98	296	49
12-31-2021	10.11	0.06	2.39	2.45	(0.12)	(0.57)	—	(0.69)	11.87	24.26	0.99	0.94	0.53	366	26
12-31-2020	9.61	0.14	0.74	0.88	(0.16)	(0.22)	—	(0.38)	10.11	9.72	1.00	0.95	1.59	345	36
12-31-2019	9.42	0.15	1.53	1.68	(0.12)	(1.37)	—	(1.49)	9.61	19.49	1.00	0.95	1.56	381	33
12-31-2018	11.53	0.10	(1.18)	(1.08)	(0.10)	(0.93)	—	(1.03)	9.42	(10.68)	1.00	0.94	0.86	359	35
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-23. Unaudited. 4 Not annualized. 5 Annualized.
The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Real Estate Securities Trust
Series I
06-30-2023[3]	17.44	0.24	0.75	0.99	—	—	—	—	18.43	5.62[4]	0.81[5]	0.81[5]	2.63[5]	52	59
12-31-2022	27.47	0.35	(8.23)	(7.88)	(0.25)	(1.90)	—	(2.15)	17.44	(28.51)	0.81	0.80	1.60	51	93
12-31-2021	18.97	0.31	8.54	8.85	(0.35)	—	—	(0.35)	27.47	46.79	0.80	0.79	1.33	79	63
12-31-2020	23.55	0.40	(1.97)	(1.57)	(0.43)	(2.58)	—	(3.01)	18.97	(5.64)	0.82	0.82	1.96	61	180
12-31-2019	18.72	0.42	5.07	5.49	(0.48)	(0.18)	—	(0.66)	23.55	29.40	0.81	0.81	1.90	73	129
12-31-2018	19.71	0.43	(1.09)	(0.66)	(0.33)	—	—	(0.33)	18.72	(3.46)	0.81	0.81	2.21	64	164
Series II
06-30-2023[3]	17.43	0.21	0.76	0.97	—	—	—	—	18.40	5.51[4]	1.01[5]	1.01[5]	2.39[5]	26	59
12-31-2022	27.44	0.31	(8.22)	(7.91)	(0.20)	(1.90)	—	(2.10)	17.43	(28.64)	1.01	1.00	1.40	28	93
12-31-2021	18.96	0.26	8.52	8.78	(0.30)	—	—	(0.30)	27.44	46.46	1.00	0.99	1.14	44	63
12-31-2020	23.53	0.36	(1.96)	(1.60)	(0.39)	(2.58)	—	(2.97)	18.96	(5.80)	1.02	1.02	1.75	32	180
12-31-2019	18.72	0.38	5.05	5.43	(0.44)	(0.18)	—	(0.62)	23.53	29.08	1.01	1.01	1.70	40	129
12-31-2018	19.74	0.38	(1.08)	(0.70)	(0.32)	—	—	(0.32)	18.72	(3.64)	1.01	1.01	2.00	35	164
Series NAV
06-30-2023[3]	17.30	0.24	0.75	0.99	—	—	—	—	18.29	5.66[4]	0.76[5]	0.76[5]	2.69[5]	213	59
12-31-2022	27.28	0.36	(8.18)	(7.82)	(0.26)	(1.90)	—	(2.16)	17.30	(28.45)	0.76	0.75	1.66	208	93
12-31-2021	18.84	0.32	8.48	8.80	(0.36)	—	—	(0.36)	27.28	46.80	0.75	0.74	1.39	309	63
12-31-2020	23.41	0.41	(1.96)	(1.55)	(0.44)	(2.58)	—	(3.02)	18.84	(5.58)	0.77	0.77	2.01	221	180
12-31-2019	18.61	0.43	5.04	5.47	(0.49)	(0.18)	—	(0.67)	23.41	29.47	0.76	0.76	1.96	257	129
12-31-2018	19.59	0.43	(1.08)	(0.65)	(0.33)	—	—	(0.33)	18.61	(3.43)	0.76	0.76	2.26	204	164
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-23. Unaudited. 4 Not annualized. 5 Annualized.
Science & Technology Trust
Series I
06-30-2023[3]	11.65	(0.02)	4.70	4.68	—	—	—	—	16.33	40.17[4]	1.06[5]	1.00[5]	(0.33)[5]	661	59
12-31-2022	36.59	(0.15)	(13.09)	(13.24)	—	(11.70)	—	(11.70)	11.65	(35.67)	1.09	1.04	(0.66)	473	116
12-31-2021	41.87	(0.25)	4.10	3.85	—	(9.13)	—	(9.13)	36.59	8.53	1.11	1.06	(0.58)	834	87
12-31-2020	29.43	(0.06)[6]	16.39	16.33	—	(3.89)	—	(3.89)	41.87	57.46	1.11	1.07	(0.16)[6]	938	114
12-31-2019	25.80	0.01	9.31	9.32	(0.03)	(5.66)	—	(5.69)	29.43	38.06	1.13	1.08	0.04	662	87
12-31-2018	29.97	(0.11)	0.68	0.57	—	(4.74)	—	(4.74)	25.80	(0.61)	1.12	1.08	(0.35)	594	108
Series II
06-30-2023[3]	9.62	(0.03)	3.88	3.85	—	—	—	—	13.47	40.02[4]	1.26[5]	1.20[5]	(0.53)[5]	57	59
12-31-2022	33.48	(0.17)	(11.99)	(12.16)	—	(11.70)	—	(11.70)	9.62	(35.76)	1.29	1.24	(0.86)	43	116
12-31-2021	39.08	(0.31)	3.84	3.53	—	(9.13)	—	(9.13)	33.48	8.31	1.31	1.26	(0.78)	79	87
12-31-2020	27.71	(0.11)[6]	15.37	15.26	—	(3.89)	—	(3.89)	39.08	57.15	1.31	1.27	(0.35)[6]	84	114
12-31-2019	24.58	(0.05)	8.84	8.79	—	(5.66)	—	(5.66)	27.71	37.74	1.33	1.28	(0.17)	59	87
12-31-2018	28.79	(0.17)	0.70	0.53	—	(4.74)	—	(4.74)	24.58	(0.78)	1.32	1.28	(0.55)	49	108
Series NAV
06-30-2023[3]	12.15	(0.02)	4.91	4.89	—	—	—	—	17.04	40.25[4]	1.01[5]	0.95[5]	(0.28)[5]	147	59
12-31-2022	37.35	(0.14)	(13.36)	(13.50)	—	(11.70)	—	(11.70)	12.15	(35.64)	1.04	0.99	(0.60)	105	116
12-31-2021	42.55	(0.23)	4.16	3.93	—	(9.13)	—	(9.13)	37.35	8.58	1.06	1.01	(0.53)	158	87
12-31-2020	29.84	(0.05)[6]	16.65	16.60	—	(3.89)	—	(3.89)	42.55	57.58	1.06	1.02	(0.14)[6]	145	114
12-31-2019	26.10	0.03	9.42	9.45	(0.05)	(5.66)	—	(5.71)	29.84	38.09	1.08	1.03	0.10	89	87
12-31-2018	30.26	(0.10)	0.68	0.58	—	(4.74)	—	(4.74)	26.10	(0.57)	1.07	1.03	(0.31)	64	108
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-23. Unaudited. 4 Not annualized. 5 Annualized. 6 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the portfolio, which amounted to $0.18 and 0.51%, respectively.
The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Index Trust
Series I
06-30-2023[3]	11.57	0.08	0.84	0.92	—	—	—	—	12.49	7.95[4]	0.59[5]	0.53[5]	1.41[5]	358	9
12-31-2022	17.26	0.12	(3.65)	(3.53)	(0.15)	(2.01)	—	(2.16)	11.57	(20.65)	0.58	0.53	0.88	341	13
12-31-2021	16.31	0.12	2.27	2.39	(0.10)	(1.34)	—	(1.44)	17.26	14.49	0.57	0.51	0.67	460	20
12-31-2020	14.94	0.10	2.50	2.60	(0.20)	(1.03)	—	(1.23)	16.31	19.29	0.59	0.53	0.74	427	16
12-31-2019	13.36	0.16	3.01	3.17	(0.15)	(1.44)	—	(1.59)	14.94	25.04	0.58	0.53	1.11	404	14
12-31-2018	16.09	0.17	(1.78)	(1.61)	(0.15)	(0.97)	—	(1.12)	13.36	(11.42)	0.58	0.52	1.04	365	24
Series II
06-30-2023[3]	11.47	0.07	0.83	0.90	—	—	—	—	12.37	7.85[4]	0.79[5]	0.73[5]	1.20[5]	26	9
12-31-2022	17.13	0.09	(3.62)	(3.53)	(0.12)	(2.01)	—	(2.13)	11.47	(20.81)	0.78	0.73	0.67	26	13
12-31-2021	16.20	0.08	2.26	2.34	(0.07)	(1.34)	—	(1.41)	17.13	14.25	0.77	0.71	0.46	37	20
12-31-2020	14.85	0.07	2.48	2.55	(0.17)	(1.03)	—	(1.20)	16.20	19.05	0.79	0.73	0.54	36	16
12-31-2019	13.29	0.13	2.99	3.12	(0.12)	(1.44)	—	(1.56)	14.85	24.78	0.78	0.73	0.90	35	14
12-31-2018	16.00	0.13	(1.75)	(1.62)	(0.12)	(0.97)	—	(1.09)	13.29	(11.55)	0.78	0.72	0.82	32	24
Series NAV
06-30-2023[3]	11.59	0.09	0.83	0.92	—	—	—	—	12.51	7.94[4]	0.54[5]	0.48[5]	1.46[5]	133	9
12-31-2022	17.29	0.13	(3.66)	(3.53)	(0.16)	(2.01)	—	(2.17)	11.59	(20.63)	0.53	0.48	0.92	125	13
12-31-2021	16.33	0.13	2.28	2.41	(0.11)	(1.34)	—	(1.45)	17.29	14.59	0.52	0.46	0.73	169	20
12-31-2020	14.96	0.11	2.49	2.60	(0.20)	(1.03)	—	(1.23)	16.33	19.32	0.54	0.48	0.78	144	16
12-31-2019	13.38	0.18	3.00	3.18	(0.16)	(1.44)	—	(1.60)	14.96	25.07	0.53	0.48	1.19	158	14
12-31-2018	16.10	0.18	(1.77)	(1.59)	(0.16)	(0.97)	—	(1.13)	13.38	(11.30)	0.53	0.47	1.09	124	24
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-23. Unaudited. 4 Not annualized. 5 Annualized.
Small Cap Opportunities Trust
Series I
06-30-2023[3]	25.71	0.08	1.75	1.83	—	—	—	—	27.54	7.12[4]	1.15[5]	0.89[5]	0.63[5]	81	10
12-31-2022	33.56	0.11	(3.55)	(3.44)	(0.16)	(4.25)	—	(4.41)	25.71	(10.07)	1.15	0.89	0.38	78	27
12-31-2021	26.24	0.19	7.96	8.15	(0.15)	(0.68)	—	(0.83)	33.56	31.10	1.14	0.91	0.61	95	28
12-31-2020	25.52	0.13	2.07	2.20	(0.16)	(1.32)	—	(1.48)	26.24	9.88	1.17	1.00	0.58	81	28
12-31-2019	22.37	0.14	5.29	5.43	(0.11)	(2.17)	—	(2.28)	25.52	25.54	1.16	0.98	0.58	83	16
12-31-2018	32.01	0.11	(3.10)	(2.99)	(0.14)	(6.51)	—	(6.65)	22.37	(13.84)	1.14	0.96	0.36	74	23
Series II
06-30-2023[3]	24.97	0.05	1.70	1.75	—	—	—	—	26.72	7.01[4]	1.35[5]	1.09[5]	0.42[5]	28	10
12-31-2022	32.73	0.05	(3.47)	(3.42)	(0.09)	(4.25)	—	(4.34)	24.97	(10.24)	1.35	1.09	0.18	28	27
12-31-2021	25.61	0.12	7.78	7.90	(0.10)	(0.68)	—	(0.78)	32.73	30.85	1.34	1.11	0.39	35	28
12-31-2020	24.96	0.08	2.01	2.09	(0.12)	(1.32)	—	(1.44)	25.61	9.65	1.37	1.20	0.38	30	28
12-31-2019	21.91	0.09	5.18	5.27	(0.05)	(2.17)	—	(2.22)	24.96	25.26	1.36	1.18	0.38	31	16
12-31-2018	31.48	0.05	(3.03)	(2.98)	(0.08)	(6.51)	—	(6.59)	21.91	(14.02)	1.34	1.16	0.16	29	23
Series NAV
06-30-2023[3]	25.47	0.09	1.73	1.82	—	—	—	—	27.29	7.15[4]	1.10[5]	0.84[5]	0.68[5]	51	10
12-31-2022	33.30	0.14	(3.55)	(3.41)	(0.17)	(4.25)	—	(4.42)	25.47	(10.03)	1.10	0.84	0.48	46	27
12-31-2021	26.04	0.21	7.90	8.11	(0.17)	(0.68)	—	(0.85)	33.30	31.16	1.09	0.86	0.67	38	28
12-31-2020	25.34	0.14	2.06	2.20	(0.18)	(1.32)	—	(1.50)	26.04	9.92	1.12	0.95	0.63	30	28
12-31-2019	22.23	0.15	5.25	5.40	(0.12)	(2.17)	—	(2.29)	25.34	25.60	1.11	0.93	0.62	26	16
12-31-2018	31.85	0.13	(3.09)	(2.96)	(0.15)	(6.51)	—	(6.66)	22.23	(13.81)	1.09	0.91	0.42	23	23
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-23. Unaudited. 4 Not annualized. 5 Annualized.
The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Stock Trust
Series I
06-30-2023[3]	5.03	(0.01)	0.51	0.50	—	—	—	—	5.53	9.94[4]	1.14[5]	1.13[5]	(0.21)[5]	74	27
12-31-2022	10.26	(0.03)	(3.11)	(3.14)	—	(2.09)	—	(2.09)	5.03	(31.12)	1.13	1.12	(0.43)	70	86
12-31-2021	11.92	(0.11)	0.29	0.18	—	(1.84)	—	(1.84)	10.26	1.20	1.11	1.10	(0.88)	114	107
12-31-2020	8.88	(0.06)	4.37	4.31	—	(1.27)	—	(1.27)	11.92	51.54	1.12	1.11	(0.65)	137	113
12-31-2019	9.08	(0.05)	3.21	3.16	—	(3.36)	—	(3.36)	8.88	38.02	1.13	1.12	(0.51)	98	81
12-31-2018	10.13	(0.06)	(0.33)	(0.39)	—	(0.66)	—	(0.66)	9.08	(5.19)	1.11	1.10	(0.59)	81	88
Series II
06-30-2023[3]	4.28	(0.01)	0.43	0.42	—	—	—	—	4.70	9.81[4]	1.34[5]	1.33[5]	(0.42)[5]	21	27
12-31-2022	9.19	(0.04)	(2.78)	(2.82)	—	(2.09)	—	(2.09)	4.28	(31.25)	1.33	1.32	(0.63)	21	86
12-31-2021	10.88	(0.12)	0.27	0.15	—	(1.84)	—	(1.84)	9.19	1.06	1.31	1.30	(1.08)	35	107
12-31-2020	8.21	(0.07)	4.01	3.94	—	(1.27)	—	(1.27)	10.88	51.23	1.32	1.31	(0.85)	42	113
12-31-2019	8.61	(0.07)	3.03	2.96	—	(3.36)	—	(3.36)	8.21	37.74	1.33	1.32	(0.71)	35	81
12-31-2018	9.66	(0.08)	(0.31)	(0.39)	—	(0.66)	—	(0.66)	8.61	(5.44)	1.31	1.30	(0.78)	28	88
Series NAV
06-30-2023[3]	5.21	—[6]	0.52	0.52	—	—	—	—	5.73	9.98[4]	1.09[5]	1.08[5]	(0.16)[5]	177	27
12-31-2022	10.52	(0.03)	(3.19)	(3.22)	—	(2.09)	—	(2.09)	5.21	(31.13)	1.08	1.07	(0.38)	162	86
12-31-2021	12.17	(0.10)	0.29	0.19	—	(1.84)	—	(1.84)	10.52	1.27	1.06	1.05	(0.83)	258	107
12-31-2020	9.04	(0.06)	4.46	4.40	—	(1.27)	—	(1.27)	12.17	51.62	1.07	1.06	(0.60)	261	113
12-31-2019	9.19	(0.05)	3.26	3.21	—	(3.36)	—	(3.36)	9.04	38.10	1.08	1.07	(0.46)	186	81
12-31-2018	10.25	(0.06)	(0.34)	(0.40)	—	(0.66)	—	(0.66)	9.19	(5.22)	1.06	1.05	(0.57)	147	88
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-23. Unaudited. 4 Not annualized. 5 Annualized. 6 Less than $0.005 per share.
Small Cap Value Trust
Series I
06-30-2023[3]	13.49	0.07	0.39	0.46	—	—	—	—	13.95	3.41[4]	1.05[5]	1.04[5]	1.04[5]	130	25
12-31-2022	18.30	0.15	(2.04)	(1.89)	(0.15)	(2.77)	—	(2.92)	13.49	(10.24)	1.04	1.04	0.93	140	42
12-31-2021	14.70	0.09	3.75	3.84	(0.09)	(0.15)	—	(0.24)	18.30	26.19	1.03	1.03	0.53	182	32
12-31-2020	18.19	0.08	(1.73)	(1.65)	(0.15)	(1.69)	—	(1.84)	14.70	(6.70)	1.07	1.06	0.57	167	34
12-31-2019	15.60	0.13	3.82	3.95	(0.10)	(1.26)	—	(1.36)	18.19	26.52	1.09	1.08	0.75	218	19
12-31-2018	20.25	0.14	(2.16)	(2.02)	(0.13)	(2.50)	—	(2.63)	15.60	(12.50)	1.11	1.10	0.69	211	13
Series II
06-30-2023[3]	13.35	0.06	0.39	0.45	—	—	—	—	13.80	3.37[4]	1.25[5]	1.24[5]	0.84[5]	20	25
12-31-2022	18.15	0.12	(2.04)	(1.92)	(0.11)	(2.77)	—	(2.88)	13.35	(10.49)	1.24	1.24	0.73	21	42
12-31-2021	14.58	0.06	3.72	3.78	(0.06)	(0.15)	—	(0.21)	18.15	25.97	1.23	1.23	0.34	27	32
12-31-2020	18.07	0.05	(1.73)	(1.68)	(0.12)	(1.69)	—	(1.81)	14.58	(6.95)	1.27	1.26	0.37	23	34
12-31-2019	15.50	0.10	3.80	3.90	(0.07)	(1.26)	—	(1.33)	18.07	26.33	1.29	1.28	0.56	28	19
12-31-2018	20.13	0.10	(2.14)	(2.04)	(0.09)	(2.50)	—	(2.59)	15.50	(12.66)	1.31	1.30	0.49	25	13
Series NAV
06-30-2023[3]	13.41	0.08	0.39	0.47	—	—	—	—	13.88	3.50[4]	1.00[5]	0.99[5]	1.12[5]	297	25
12-31-2022	18.22	0.16	(2.04)	(1.88)	(0.16)	(2.77)	—	(2.93)	13.41	(10.25)	0.99	0.99	0.98	271	42
12-31-2021	14.63	0.10	3.74	3.84	(0.10)	(0.15)	—	(0.25)	18.22	26.30	0.98	0.98	0.59	344	32
12-31-2020	18.12	0.09	(1.73)	(1.64)	(0.16)	(1.69)	—	(1.85)	14.63	(6.68)	1.02	1.01	0.64	298	34
12-31-2019	15.54	0.14	3.81	3.95	(0.11)	(1.26)	—	(1.37)	18.12	26.62	1.04	1.03	0.81	271	19
12-31-2018	20.18	0.15	(2.15)	(2.00)	(0.14)	(2.50)	—	(2.64)	15.54	(12.45)	1.06	1.05	0.75	249	13
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-23. Unaudited. 4 Not annualized. 5 Annualized.
The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Company Value Trust
Series I
06-30-2023[3]	8.79	0.03	0.30	0.33	—	—	—	—	9.12	3.75[4]	1.21[5]	1.14[5]	0.60[5]	42	15
12-31-2022	12.59	0.03	(2.37)	(2.34)	—	(1.46)	—	(1.46)	8.79	(18.73)	1.20	1.13	0.25	43	26
12-31-2021	10.55	—[6]	2.39	2.39	(0.04)	(0.31)	—	(0.35)	12.59	22.70	1.18	1.11	(0.02)	58	23
12-31-2020	10.36	0.03	0.80	0.83	(0.03)	(0.61)	—	(0.64)	10.55	9.24	1.19	1.13	0.38	54	30
12-31-2019	16.62	0.04	3.25	3.29	(0.17)	(9.38)	—	(9.55)	10.36	25.53	1.19	1.13	0.25	56	30
12-31-2018	20.86	0.15	(2.46)	(2.31)	(0.08)	(1.85)	—	(1.93)	16.62	(12.94)	1.15	1.09	0.74	50	23
Series II
06-30-2023[3]	8.27	0.02	0.28	0.30	—	—	—	—	8.57	3.63[4]	1.41[5]	1.34[5]	0.40[5]	31	15
12-31-2022	11.98	—[6]	(2.25)	(2.25)	—	(1.46)	—	(1.46)	8.27	(18.95)	1.40	1.33	0.05	32	26
12-31-2021	10.05	(0.03)	2.29	2.26	(0.02)	(0.31)	—	(0.33)	11.98	22.51	1.38	1.31	(0.22)	44	23
12-31-2020	9.90	0.02	0.75	0.77	(0.01)	(0.61)	—	(0.62)	10.05	9.07	1.39	1.33	0.18	43	30
12-31-2019	16.25	0.01	3.15	3.16	(0.13)	(9.38)	—	(9.51)	9.90	25.22	1.39	1.33	0.05	45	30
12-31-2018	20.43	0.11	(2.40)	(2.29)	(0.04)	(1.85)	—	(1.89)	16.25	(13.09)	1.35	1.29	0.54	41	23
Series NAV
06-30-2023[3]	8.73	0.03	0.29	0.32	—	—	—	—	9.05	3.67[4]	1.16[5]	1.09[5]	0.64[5]	52	15
12-31-2022	12.51	0.03	(2.35)	(2.32)	—	(1.46)	—	(1.46)	8.73	(18.70)	1.15	1.08	0.30	55	26
12-31-2021	10.48	—[6]	2.39	2.39	(0.05)	(0.31)	—	(0.36)	12.51	22.81	1.13	1.06	0.04	68	23
12-31-2020	10.30	0.04	0.78	0.82	(0.03)	(0.61)	—	(0.64)	10.48	9.25	1.14	1.08	0.42	58	30
12-31-2019	16.57	0.04	3.25	3.29	(0.18)	(9.38)	—	(9.56)	10.30	25.65	1.14	1.08	0.30	46	30
12-31-2018	20.81	0.08	(2.38)	(2.30)	(0.09)	(1.85)	—	(1.94)	16.57	(12.93)	1.10	1.04	0.40	36	23
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-23. Unaudited. 4 Not annualized. 5 Annualized. 6 Less than $0.005 per share.
Strategic Equity Allocation Trust
Series NAV
06-30-2023[3]	15.20	0.16	1.97	2.13	—	—	—	—	17.33	14.01[4]	0.67[5]	0.53[5]	2.02[5]	7,318	2
12-31-2022	22.63	0.30	(4.26)	(3.96)	(0.30)	(3.17)	—	(3.47)	15.20	(16.98)	0.67	0.53	1.58	6,905	4
12-31-2021	20.98	0.29	4.08	4.37	(0.42)	(2.30)	—	(2.72)	22.63	21.15	0.66	0.53	1.27	9,291	6
12-31-2020	20.30	0.31	2.34	2.65	(0.40)	(1.57)	—	(1.97)	20.98	14.34	0.67	0.53	1.61	9,383	7
12-31-2019	17.13	0.38	4.13	4.51	(0.36)	(0.98)	—	(1.34)	20.30	27.15	0.66	0.53	1.95	9,774	4
12-31-2018	19.88	0.36	(1.92)	(1.56)	(0.33)	(0.86)	—	(1.19)	17.13	(8.52)	0.66	0.53	1.83	9,327	5
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-23. Unaudited. 4 Not annualized. 5 Annualized.
Total Stock Market Index Trust
Series I
06-30-2023[3]	20.82	0.14	3.22	3.36	—	—	—	—	24.18	16.14[4]	0.58[5]	0.50[5]	1.26[5]	488	2
12-31-2022	30.88	0.27	(6.54)	(6.27)	(0.28)	(3.51)	—	(3.79)	20.82	(20.41)	0.57	0.49	1.06	442	1
12-31-2021	26.26	0.26	6.12	6.38	(0.33)	(1.43)	—	(1.76)	30.88	24.45	0.56	0.48	0.87	629	8
12-31-2020	24.04	0.34	4.49	4.83	(0.44)	(2.17)	—	(2.61)	26.26	21.45	0.58	0.50	1.42	554	2
12-31-2019	20.22	0.38	5.42	5.80	(0.37)	(1.61)	—	(1.98)	24.04	29.63	0.58	0.50	1.67	530	3
12-31-2018	22.39	0.39	(1.55)	(1.16)	(0.27)	(0.74)	—	(1.01)	20.22	(5.70)	0.58	0.50	1.72	488	2
Series II
06-30-2023[3]	20.70	0.12	3.20	3.32	—	—	—	—	24.02	16.04[4]	0.78[5]	0.70[5]	1.06[5]	43	2
12-31-2022	30.71	0.22	(6.50)	(6.28)	(0.22)	(3.51)	—	(3.73)	20.70	(20.54)	0.77	0.69	0.86	38	1
12-31-2021	26.13	0.20	6.08	6.28	(0.27)	(1.43)	—	(1.70)	30.71	24.19	0.76	0.68	0.67	53	8
12-31-2020	23.94	0.29	4.46	4.75	(0.39)	(2.17)	—	(2.56)	26.13	21.19	0.78	0.70	1.22	46	2
12-31-2019	20.14	0.34	5.39	5.73	(0.32)	(1.61)	—	(1.93)	23.94	29.40	0.78	0.70	1.48	42	3
12-31-2018	22.31	0.35	(1.56)	(1.21)	(0.22)	(0.74)	—	(0.96)	20.14	(5.92)	0.78	0.70	1.52	37	2
Series NAV
06-30-2023[3]	20.82	0.14	3.22	3.36	—	—	—	—	24.18	16.14[4]	0.53[5]	0.45[5]	1.31[5]	230	2
12-31-2022	30.87	0.28	(6.53)	(6.25)	(0.29)	(3.51)	—	(3.80)	20.82	(20.34)	0.52	0.44	1.11	195	1
12-31-2021	26.25	0.27	6.12	6.39	(0.34)	(1.43)	—	(1.77)	30.87	24.51	0.51	0.43	0.92	260	8
12-31-2020	24.03	0.35	4.49	4.84	(0.45)	(2.17)	—	(2.62)	26.25	21.50	0.53	0.45	1.47	216	2
12-31-2019	20.21	0.40	5.41	5.81	(0.38)	(1.61)	—	(1.99)	24.03	29.70	0.53	0.45	1.74	185	3
12-31-2018	22.38	0.40	(1.55)	(1.15)	(0.28)	(0.74)	—	(1.02)	20.21	(5.66)	0.53	0.45	1.77	137	2
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-23. Unaudited. 4 Not annualized. 5 Annualized.
The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust
Notes to financial statements (unaudited)

1.  Organization
John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, thirty-five of which are presented in this report (the portfolios).
American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust (collectively, the JHVIT Feeder Funds), Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio and Lifestyle Moderate Portfolio (collectively, the Lifestyle Portfolios) operate as "funds of funds," investing in shares of mutual funds (underlying funds). The accounting policies of the underlying funds in which the Lifestyle Portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at www.sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-344-1029 or visiting jhannuities.com. The American Funds Insurance Series’ accounting policies are outlined in their financial statements, available at the SEC website at www.sec.gov. Capital Research and Management Company serves as investment advisor for the American Funds Insurance Series' master funds. The underlying funds are not covered by this report.
The portfolios may offer multiple classes of shares: Series I, Series II, Series III and Series NAV. The shares currently offered by each portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor) and Manulife Financial Corporation (MFC) except in the case of the Emerging Markets Value Trust, International Equity Index Trust, International Small Company Trust, Financial Industries Trust and Fundamental All Cap Core Trust. Series NAV of Emerging Markets Value Trust and International Equity Index Trust and Series II of Emerging Markets Value Trust, Financial Industries Trust, Fundamental All Cap Core Trust and International Small Company Trust are also offered to variable insurance products of external insurance companies. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor's Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment
90

Significant accounting policies, continued

speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of June 30, 2023, by major security category or type:
	Total value at 6-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
500 Index Trust
Investments in securities:
Assets
Common stocks	$7,549,564,099	$7,549,564,099	—	—
Short-term investments	306,485,613	306,485,613	—	—
Total investments in securities	$7,856,049,712	$7,856,049,712	—	—
Derivatives:
Assets
Futures	$9,674,891	$9,674,891	—	—

American Asset Allocation Trust
Investments in securities:
Assets
Investment companies	$1,142,690,818	$1,142,690,818	—	—
Total investments in securities	$1,142,690,818	$1,142,690,818	—	—

American Global Growth Trust
Investments in securities:
Assets
Investment companies	$189,403,968	$189,403,968	—	—
Total investments in securities	$189,403,968	$189,403,968	—	—

American Growth Trust
Investments in securities:
Assets
Investment companies	$854,260,423	$854,260,423	—	—
Total investments in securities	$854,260,423	$854,260,423	—	—

American Growth-Income Trust
Investments in securities:
Assets
Investment companies	$873,472,667	$873,472,667	—	—
Total investments in securities	$873,472,667	$873,472,667	—	—

American International Trust
Investments in securities:
Assets
Investment companies	$359,523,120	$359,523,120	—	—
Total investments in securities	$359,523,120	$359,523,120	—	—

Blue Chip Growth Trust
Investments in securities:
Assets
Common stocks
Communication services	$260,297,471	$260,297,471	—	—
Consumer discretionary	250,511,396	250,511,396	—	—
91

Significant accounting policies, continued

	Total value at 6-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Blue Chip Growth Trust (continued)
Consumer staples	$10,754,714	$10,754,714	—	—
Financials	174,088,898	168,194,300	$5,894,598	—
Health care	218,586,179	218,586,179	—	—
Industrials	24,456,916	24,456,916	—	—
Information technology	749,034,216	749,034,216	—	—
Materials	16,238,732	16,238,732	—	—
Utilities	4,046,785	4,046,785	—	—
Corporate bonds	3,044,546	—	3,044,546	—
Short-term investments	5,537,084	5,537,084	—	—
Total investments in securities	$1,716,596,937	$1,707,657,793	$8,939,144	—

Capital Appreciation Trust
Investments in securities:
Assets
Common stocks
Communication services	$47,612,997	$47,612,997	—	—
Consumer discretionary	128,270,730	115,492,384	$12,778,346	—
Consumer staples	16,054,508	10,249,678	5,804,830	—
Energy	2,657,097	2,657,097	—	—
Financials	51,245,795	45,328,686	5,917,109	—
Health care	58,738,959	58,738,959	—	—
Industrials	10,523,551	10,523,551	—	—
Information technology	205,719,365	205,719,365	—	—
Real estate	5,191,192	5,191,192	—	—
Preferred securities	4,205,141	—	4,205,141	—
Short-term investments	1,202,558	1,202,558	—	—
Total investments in securities	$531,421,893	$502,716,467	$28,705,426	—

Capital Appreciation Value Trust
Investments in securities:
Assets
Common stocks	$300,891,057	$300,891,057	—	—
Preferred securities	1,358,800	1,358,800	—	—
U.S. Government and Agency obligations	38,400,953	—	$38,400,953	—
Corporate bonds	36,067,943	—	36,067,943	—
Term loans	43,072,114	—	43,072,114	—
Asset backed securities	484,356	—	484,356	—
Short-term investments	46,616,672	44,400,672	2,216,000	—
Total investments in securities	$466,891,895	$346,650,529	$120,241,366	—
Derivatives:
Liabilities
Written options	$(5,981,992)	—	$(5,981,992)	—

Disciplined Value International Trust
Investments in securities:
Assets
Common stocks
Austria	$2,453,657	—	$2,453,657	—
Belgium	1,367,110	—	1,367,110	—
Bermuda	4,486,913	$4,486,913	—	—
Brazil	3,080,665	3,080,665	—	—
Canada	22,193,759	22,193,759	—	—
China	5,693,136	—	5,693,136	—
92

Significant accounting policies, continued

	Total value at 6-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Disciplined Value International Trust (continued)
Finland	$3,023,946	—	$3,023,946	—
France	25,175,168	—	25,175,168	—
Germany	16,379,703	—	16,379,703	—
Greece	2,028,609	—	2,028,609	—
India	4,319,797	$4,319,797	—	—
Ireland	9,824,612	5,521,594	4,303,018	—
Japan	45,560,589	—	45,560,589	—
Luxembourg	3,881,045	—	3,881,045	—
Netherlands	18,358,330	—	18,358,330	—
Singapore	6,633,854	—	6,633,854	—
South Korea	6,898,911	—	6,898,911	—
Spain	5,395,058	—	5,395,058	—
Sweden	1,212,779	—	1,212,779	—
Switzerland	27,042,764	—	27,042,764	—
United Kingdom	66,080,714	10,662,340	55,418,374	—
United States	5,349,354	5,349,354	—	—
Rights	40,617	—	40,617	—
Short-term investments	7,177,495	7,177,495	—	—
Total investments in securities	$293,658,585	$62,791,917	$230,866,668	—

Emerging Markets Value Trust
Investments in securities:
Assets
Common stocks
Australia	$53,699	—	$53,699	—
Belgium	47,101	—	47,101	—
Brazil	6,403,808	$6,403,808	—	—
Canada	59,805	—	59,805	—
Chile	1,314,324	1,314,324	—	—
China	47,148,516	3,734,728	43,298,740	$115,048
Colombia	158,276	158,276	—	—
Czech Republic	287,896	—	287,896	—
Greece	1,001,034	—	1,001,034	—
Hong Kong	7,948,336	—	7,822,232	126,104
Hungary	378,172	—	378,172	—
India	35,028,071	86,250	34,880,365	61,456
Indonesia	3,844,357	—	3,797,978	46,379
Kuwait	952,720	—	952,720	—
Malaysia	3,316,021	—	3,316,021	—
Mexico	5,791,616	5,791,616	—	—
Panama	660	660	—	—
Philippines	1,711,765	—	1,708,776	2,989
Poland	1,867,479	—	1,867,479	—
Qatar	1,656,367	—	1,656,367	—
Russia	58,612	—	—	58,612
Saudi Arabia	7,979,660	—	7,979,660	—
Singapore	65,652	—	65,652	—
South Africa	6,064,137	713,527	5,350,610	—
South Korea	26,462,212	2,049,766	24,412,446	—
Taiwan	36,741,449	—	36,741,449	—
Thailand	4,161,065	—	4,161,065	—
Turkey	1,476,028	—	1,475,829	199
United Arab Emirates	2,681,676	—	2,681,676	—
United States	49,788	—	49,788	—
93

Significant accounting policies, continued

	Total value at 6-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Emerging Markets Value Trust (continued)
Preferred securities
Brazil	$4,654,816	$4,654,816	—	—
Colombia	63,793	63,793	—	—
India	6,278	—	—	$6,278
Philippines	9,883	—	$9,883	—
Rights	674	—	674	—
Warrants	170	146	24	—
Short-term investments	232,338	232,338	—	—
Total investments in securities	$209,678,254	$25,204,048	$184,057,141	$417,065
Derivatives:
Liabilities
Futures	$(9,635)	$(9,635)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Equity Income Trust
Investments in securities:
Assets
Common stocks
Communication services	$63,495,696	$63,495,696	—	—
Consumer discretionary	44,751,625	44,751,625	—	—
Consumer staples	106,970,613	106,970,613	—	—
Energy	112,235,557	81,377,587	$30,857,970	—
Financials	287,890,521	287,890,521	—	—
Health care	241,707,739	231,790,168	9,917,571	—
Industrials	163,456,581	163,456,581	—	—
Information technology	110,322,883	100,076,496	10,246,387	—
Materials	49,078,395	49,078,395	—	—
Real estate	57,894,628	57,894,628	—	—
Utilities	94,496,079	94,496,079	—	—
Preferred securities
Consumer discretionary	26,353,402	14,929,581	11,423,821	—
Utilities	6,812,632	6,812,632	—	—
Short-term investments	22,002,004	22,002,004	—	—
Total investments in securities	$1,387,468,355	$1,325,022,606	$62,445,749	—

Financial Industries Trust
Investments in securities:
Assets
Common stocks
Financials
Banks	$53,120,090	$45,926,436	$7,193,654	—
Capital markets	23,855,239	23,855,239	—	—
Consumer finance	1,433,840	1,433,840	—	—
Financial services	3,808,613	3,808,613	—	—
Insurance	22,846,398	21,682,487	1,163,911	—
Real estate
Industrial REITs	2,941,610	2,941,610	—	—
Specialized REITs	124,346	124,346	—	—
Convertible bonds	626,731	—	626,731	—
Corporate bonds	491,693	—	491,693	—
Short-term investments	2,591,461	2,591,461	—	—
Total investments in securities	$111,840,021	$102,364,032	$9,475,989	—

94

Significant accounting policies, continued

	Total value at 6-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Fundamental All Cap Core Trust
Investments in securities:
Assets
Common stocks
Communication services	$233,107,572	$233,107,572	—	—
Consumer discretionary	466,628,762	416,457,215	$50,171,547	—
Consumer staples	111,028,144	111,028,144	—	—
Energy	95,736,102	95,736,102	—	—
Financials	335,902,297	335,902,297	—	—
Health care	118,839,708	118,839,708	—	—
Industrials	106,674,541	106,674,541	—	—
Information technology	560,687,127	560,687,127	—	—
Materials	28,461,855	28,461,855	—	—
Real estate	92,563,901	92,563,901	—	—
Short-term investments	23,578,406	23,578,406	—	—
Total investments in securities	$2,173,208,415	$2,123,036,868	$50,171,547	—

Fundamental Large Cap Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$64,688,866	$64,688,866	—	—
Consumer discretionary	63,203,061	55,046,231	$8,156,830	—
Consumer staples	57,732,671	38,088,141	19,644,530	—
Energy	47,931,782	47,931,782	—	—
Financials	135,886,941	135,886,941	—	—
Health care	98,455,641	98,455,641	—	—
Industrials	110,753,465	101,046,823	9,706,642	—
Information technology	116,071,202	107,410,306	8,660,896	—
Materials	16,274,738	16,274,738	—	—
Real estate	18,422,493	18,422,493	—	—
Escrow certificates	—	—	—	—
Short-term investments	29,195,835	29,195,835	—	—
Total investments in securities	$758,616,695	$712,447,797	$46,168,898	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Global Equity Trust
Investments in securities:
Assets
Common stocks
France	$44,945,962	—	$44,945,962	—
Ireland	13,363,384	$6,685,386	6,677,998	—
Japan	26,919,990	—	26,919,990	—
Netherlands	18,142,833	—	18,142,833	—
Spain	3,990,290	—	3,990,290	—
Switzerland	6,597,325	3,692,916	2,904,409	—
United Kingdom	5,767,667	1,410,334	4,357,333	—
United States	160,674,563	160,674,563	—	—
Preferred securities	7,179,551	—	7,179,551	—
Escrow certificates	—	—	—	—
Short-term investments	3,485,204	3,485,204	—	—
Total investments in securities	$291,066,769	$175,948,403	$115,118,366	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

95

Significant accounting policies, continued

	Total value at 6-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Health Sciences Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$161,731	$161,731	—	—
Health care	264,594,213	258,153,014	$6,441,199	—
Materials	146,676	146,676	—	—
Preferred securities	1,222,999	—	1,222,999	—
Warrants	1,272	1,272	—	—
Short-term investments	3,128,794	3,128,794	—	—
Total investments in securities	$269,255,685	$261,591,487	$7,664,198	—

International Equity Index Trust
Investments in securities:
Assets
Common stocks
Australia	$38,864,233	—	$38,864,233	—
Austria	999,916	—	999,916	—
Belgium	4,256,450	—	4,256,450	—
Brazil	9,016,726	$9,015,424	1,302	—
Canada	62,732,001	62,428,534	303,467	—
Cayman Islands	103,995	—	103,995	—
Chile	1,241,872	960,563	281,309	—
China	57,062,220	4,169,692	52,892,528	—
Colombia	102,638	102,638	—	—
Czech Republic	398,135	—	398,135	—
Denmark	16,335,200	—	16,335,200	—
Egypt	171,598	—	171,598	—
Finland	5,881,266	—	5,881,266	—
France	64,375,520	—	64,375,520	—
Germany	42,573,638	—	42,573,638	—
Greece	1,017,112	—	1,014,053	$3,059
Hong Kong	19,109,135	67,558	19,008,747	32,830
Hungary	483,701	—	483,701	—
India	33,165,922	3,260,380	29,905,542	—
Indonesia	4,529,906	9,548	4,520,358	—
Ireland	7,526,707	1,474,486	6,052,221	—
Israel	3,236,315	837,239	2,399,076	—
Italy	11,563,538	—	11,563,538	—
Japan	121,336,591	—	121,336,591	—
Jordan	166,216	—	166,216	—
Luxembourg	1,151,165	—	1,151,165	—
Macau	315,074	—	315,074	—
Malaysia	3,063,714	—	3,063,714	—
Mexico	6,296,576	6,296,576	—	—
Netherlands	26,500,341	—	26,500,341	—
New Zealand	1,322,675	—	1,322,675	—
Norway	3,396,016	—	3,396,016	—
Peru	418,626	418,626	—	—
Philippines	1,489,028	—	1,489,028	—
Poland	1,828,512	—	1,828,512	—
Portugal	933,531	—	933,531	—
Russia	193,855	—	—	193,855
Saudi Arabia	9,107,804	—	9,107,804	—
Singapore	7,689,047	986,284	6,702,763	—
South Africa	7,108,311	—	7,108,311	—
96

Significant accounting policies, continued

	Total value at 6-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Equity Index Trust (continued)
South Korea	$25,781,581	$72,567	$25,709,014	—
Spain	13,738,065	80,117	13,657,948	—
Sweden	16,404,813	—	16,404,813	—
Switzerland	57,535,399	—	57,535,399	—
Taiwan	34,641,760	—	34,641,760	—
Thailand	4,014,933	—	4,014,933	—
Turkey	1,145,330	—	1,145,330	—
United Arab Emirates	9	—	9	—
United Kingdom	73,957,483	—	73,957,483	—
United States	816,630	513,604	303,026	—
Preferred securities
Brazil	3,417,195	3,417,195	—	—
Germany	2,749,631	—	2,749,631	—
South Korea	1,478,773	—	1,478,773	—
Rights	69,132	—	69,132	—
Warrants	350	350	—	—
Short-term investments	12,283,747	12,283,747	—	—
Total investments in securities	$825,099,657	$106,395,128	$718,474,785	$229,744
Derivatives:
Assets
Futures	$86,981	$86,981	—	—
Liabilities
Futures	(105,844)	(105,844)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

International Small Company Trust
Investments in securities:
Assets
Common stocks
Australia	$6,181,877	$124,495	$6,014,770	$42,612
Austria	1,533,641	—	1,533,641	—
Belgium	1,491,510	35,371	1,456,139	—
Bermuda	207,172	—	207,172	—
Cambodia	28,000	—	28,000	—
Canada	10,892,933	10,863,875	28,798	260
China	12,552	—	12,552	—
Denmark	2,720,793	—	2,720,793	—
Finland	2,152,970	—	2,152,970	—
France	5,028,641	—	5,028,641	—
Gabon	3,976	—	3,976	—
Georgia	67,963	—	67,963	—
Germany	5,651,584	—	5,651,584	—
Gibraltar	19,793	—	19,793	—
Greece	15,872	—	15,805	67
Guernsey, Channel Islands	145	—	—	145
Hong Kong	2,089,673	—	2,066,648	23,025
Indonesia	24,380	—	24,380	—
Ireland	523,510	—	523,510	—
Isle of Man	94,243	—	94,243	—
Israel	1,280,509	11,586	1,268,923	—
Italy	3,960,494	—	3,960,494	—
Japan	24,114,189	—	24,114,189	—
Jersey, Channel Islands	67,273	—	67,273	—
Liechtenstein	65,361	—	65,361	—
Luxembourg	385,851	—	385,851	—
97

Significant accounting policies, continued

	Total value at 6-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Small Company Trust (continued)
Macau	$11,101	—	$11,101	—
Malaysia	10,318	—	10,318	—
Malta	6,201	—	6,201	—
Mauritius	10,825	—	10,825	—
Netherlands	2,037,990	—	2,037,990	—
New Zealand	428,173	—	428,173	—
Norway	827,345	—	827,345	—
Peru	14,899	—	14,899	—
Portugal	364,201	—	364,201	—
Singapore	1,122,011	—	1,106,733	$15,278
Spain	2,501,830	—	2,501,830	—
Sweden	2,514,573	—	2,514,573	—
Switzerland	7,686,261	—	7,686,261	—
Taiwan	8,733	—	8,733	—
United Arab Emirates	113,382	$34,977	78,405	—
United Kingdom	11,301,569	266	11,267,165	34,138
United States	787,218	327,532	459,686	—
Preferred securities	365,499	—	365,499	—
Rights	10,128	2,219	7,909	—
Warrants	860	2	858	—
Short-term investments	1,373,669	1,373,669	—	—
Total investments in securities	$100,111,691	$12,773,992	$87,222,174	$115,525
Derivatives:
Assets
Futures	$4,308	$4,308	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$942,858,787	$942,858,787	—	—
Total investments in securities	$942,858,787	$942,858,787	—	—

Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$168,468,824	$168,468,824	—	—
Short-term investments	52,295	52,295	—	—
Total investments in securities	$168,521,119	$168,521,119	—	—

Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,126,998,595	$5,126,998,595	—	—
Short-term investments	11	11	—	—
Total investments in securities	$5,126,998,606	$5,126,998,606	—	—

Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$286,587,240	$286,587,240	—	—
98

Significant accounting policies, continued

	Total value at 6-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Moderate Portfolio (continued)
Short-term investments	$38,210	$38,210	—	—
Total investments in securities	$286,625,450	$286,625,450	—	—

Mid Cap Growth Trust
Investments in securities:
Assets
Common stocks	$591,172,927	$591,172,927	—	—
Preferred securities	3,621,294	—	—	$3,621,294
Exchange-traded funds	4,671,771	4,671,771	—	—
Short-term investments	28,851,025	19,151,025	$9,700,000	—
Total investments in securities	$628,317,017	$614,995,723	$9,700,000	$3,621,294

Mid Cap Index Trust
Investments in securities:
Assets
Common stocks	$1,132,381,287	$1,132,381,287	—	—
Short-term investments	73,382,086	73,382,086	—	—
Total investments in securities	$1,205,763,373	$1,205,763,373	—	—
Derivatives:
Assets
Futures	$833,070	$833,070	—	—

Mid Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$25,116,980	$25,116,980	—	—
Consumer discretionary	48,639,325	43,246,010	$5,393,315	—
Consumer staples	43,962,079	43,962,079	—	—
Energy	40,954,996	40,954,996	—	—
Financials	87,593,158	87,593,158	—	—
Health care	67,104,630	67,104,630	—	—
Industrials	108,701,178	97,967,599	10,733,579	—
Information technology	56,918,903	56,918,903	—	—
Materials	33,513,226	33,513,226	—	—
Real estate	42,531,012	42,531,012	—	—
Utilities	40,799,574	40,799,574	—	—
Short-term investments	19,848,348	19,848,348	—	—
Total investments in securities	$615,683,409	$599,556,515	$16,126,894	—

Real Estate Securities Trust
Investments in securities:
Assets
Common stocks	$288,513,560	$288,513,560	—	—
Short-term investments	1,682,976	1,682,976	—	—
Total investments in securities	$290,196,536	$290,196,536	—	—

99

Significant accounting policies, continued

	Total value at 6-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Science & Technology Trust
Investments in securities:
Assets
Common stocks
Communication services	$107,567,684	$107,567,684	—	—
Consumer discretionary	185,840,505	127,548,312	$58,292,193	—
Financials	52,149,294	52,149,294	—	—
Health care	2,448,688	2,448,688	—	—
Industrials	6,832,171	6,832,171	—	—
Information technology	442,486,704	408,975,905	33,510,799	—
Real estate	4,199,803	4,199,803	—	—
Short-term investments	59,213,159	59,213,159	—	—
Total investments in securities	$860,738,008	$768,935,016	$91,802,992	—

Small Cap Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$12,455,316	$12,455,316	—	—
Consumer discretionary	52,232,543	52,220,980	$11,563	—
Consumer staples	16,968,290	16,968,290	—	—
Energy	33,699,175	33,699,175	—	—
Financials	74,621,065	74,621,065	—	—
Health care	84,036,184	83,933,935	—	$102,249
Industrials	86,230,909	86,230,909	—	—
Information technology	67,616,975	67,616,975	—	—
Materials	22,938,866	22,925,748	—	13,118
Real estate	30,355,772	30,355,772	—	—
Utilities	14,935,929	14,935,929	—	—
Warrants	8,005	8,005	—	—
Short-term investments	28,530,158	28,530,158	—	—
Total investments in securities	$524,629,187	$524,502,257	$11,563	$115,367
Derivatives:
Assets
Futures	$34,207	$34,207	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Small Cap Opportunities Trust
Investments in securities:
Assets
Common stocks
Communication services	$3,159,619	$3,157,630	—	$1,989
Consumer discretionary	23,882,151	23,882,151	—	—
Consumer staples	5,237,296	5,237,296	—	—
Energy	12,200,628	12,200,628	—	—
Financials	29,108,245	29,108,245	—	—
Health care	18,842,390	18,823,974	—	18,416
Industrials	32,963,197	32,963,197	—	—
Information technology	18,552,794	18,552,794	—	—
Materials	10,769,863	10,759,155	—	10,708
Real estate	2,571,839	2,571,839	—	—
Utilities	508,048	508,048	—	—
Preferred securities	40,267	40,267	—	—
100

Significant accounting policies, continued

	Total value at 6-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Opportunities Trust (continued)
Short-term investments	$2,482,221	$2,482,221	—	—
Total investments in securities	$160,318,558	$160,287,445	—	$31,113
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Small Cap Stock Trust
Investments in securities:
Assets
Common stocks	$262,988,127	$262,988,127	—	—
Exchange-traded funds	6,733,572	6,733,572	—	—
Short-term investments	11,215,245	8,815,245	$2,400,000	—
Total investments in securities	$280,936,944	$278,536,944	$2,400,000	—

Small Cap Value Trust
Investments in securities:
Assets
Common stocks	$437,440,332	$437,440,332	—	—
Short-term investments	9,570,131	1,370,131	$8,200,000	—
Total investments in securities	$447,010,463	$438,810,463	$8,200,000	—

Small Company Value Trust
Investments in securities:
Assets
Common stocks	$122,349,322	$122,349,322	—	—
Warrants	611	611	—	—
Short-term investments	5,362,547	5,362,547	—	—
Total investments in securities	$127,712,480	$127,712,480	—	—

Strategic Equity Allocation Trust
Investments in securities:
Assets
Common stocks
Communication services	$440,486,994	$351,858,922	$88,628,072	—
Consumer discretionary	802,684,261	531,429,571	271,254,690	—
Consumer staples	517,132,366	297,469,372	219,662,994	—
Energy	301,192,171	207,820,602	93,371,569	—
Financials	1,015,317,737	610,946,124	404,371,613	—
Health care	927,968,279	638,275,691	289,625,393	$67,195
Industrials	876,072,529	518,105,071	357,967,458	—
Information technology	1,393,590,668	1,214,441,246	179,149,422	—
Materials	316,896,374	151,636,550	165,249,576	10,248
Real estate	203,789,451	153,530,123	50,259,328	—
Utilities	205,768,324	128,857,507	76,910,817	—
Preferred securities	11,451,430	—	11,451,430	—
Warrants	311,028	311,028	—	—
Short-term investments	309,319,830	309,319,830	—	—
Total investments in securities	$7,321,981,442	$5,114,001,637	$2,207,902,362	$77,443
Derivatives:
Assets
Futures	$2,656,562	$2,656,562	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

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	Total value at 6-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Total Stock Market Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$59,162,250	$59,161,959	$291	—
Consumer discretionary	83,671,571	83,669,214	2,328	$29
Consumer staples	49,710,165	49,710,165	—	—
Energy	30,316,434	30,309,324	—	7,110
Financials	96,867,308	96,859,793	7,515	—
Health care	98,295,057	98,268,766	—	26,291
Industrials	73,133,727	73,133,727	—	—
Information technology	195,762,323	195,762,323	—	—
Materials	20,696,860	20,696,665	—	195
Real estate	20,997,693	20,994,834	—	2,859
Utilities	17,672,556	17,672,556	—	—
Preferred securities	21,638	21,638	—	—
Warrants	4,676	4,676	—	—
Short-term investments	18,416,202	18,416,202	—	—
Total investments in securities	$764,728,460	$764,681,842	$10,134	$36,484
Derivatives:
Assets
Futures	$401,847	$401,847	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.
Repurchase agreements. The portfolios may enter into repurchase agreements. When the portfolios enter into a repurchase agreement, they receive collateral that is held in a segregated account by the portfolios' custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolios. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolios of investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Term loans (Floating rate loans). The portfolios may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The portfolios' ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolios' failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolios' income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolios and, if the portfolios' exposure to such investments is substantial, it could impair the portfolios' ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the portfolios may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
At June 30, 2023, Capital Appreciation Value Trust had $81,872 in unfunded loan commitments outstanding.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of
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investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Real estate investment trusts. The portfolios may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the portfolios will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios may invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the portfolios will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at June 30, 2023. In addition, non-cash collateral in the form of U.S. Treasuries was pledged, as indicated below. This non-cash collateral cannot be sold or repledged by the portfolios, and accordingly, is not reflected in the portfolios' net assets.
Portfolio	Market value of securities on loan	Cash collateral received	Non-cash collateral
500 Index Trust	$13,682,470	$13,968,922	—
Blue Chip Growth Trust	1,097,301	1,123,700	—
Disciplined Value International Trust	638,172	727,741	—
Emerging Markets Value Trust	227,708	232,609	—
Equity Income Trust	1,768,343	1,813,850	—
International Equity Index Trust	331,757	346,079	—
International Small Company Trust	1,259,319	1,373,961	—
Mid Cap Growth Trust	18,769,842	19,152,900	—
Mid Cap Index Trust	31,670,600	32,347,935	—
Mid Value Trust	4,802,031	4,962,700	—
Science & Technology Trust	987,373	1,008,725	—
Small Cap Index Trust	11,895,464	9,556,109	$2,669,404
Small Cap Opportunities Trust	636,338	650,630	—
Small Cap Stock Trust	8,604,527	8,814,800	—
Small Cap Value Trust	1,333,425	1,372,075	—
Small Company Value Trust	2,031,579	2,076,635	—
Strategic Equity Allocation Trust	46,035,938	48,196,512	—
Total Stock Market Index Trust	5,074,704	5,194,793	—
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment
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in the People's Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund's performance.
Foreign taxes. The portfolios may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolios' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolios as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds, excluding International Equity Index Trust, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
International Equity Index Trust and other affiliated funds have entered into an unsecured $50 million line of credit agreement with BNP Paribas. Subject to the needs of other affiliated funds, International Equity Index Trust can borrow up to the $50 million, subject to asset coverage and other limitations as specified in the agreement. Effective July 17, 2023, International Equity Index Trust transitioned from the BNP Paribas arrangement to the syndicated line of credit agreement with Citibank, N.A. that enables International Equity Index Trust and other affiliated funds to participate in a $1 billion unsecured committed line of credit. International Equity Index Trust can borrow up to the $50 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended June 30, 2023, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended June 30, 2023 were as follows:
Portfolio	Commitment fee
500 Index Trust	$11,605
American Asset Allocation Trust	3,298
American Global Growth Trust	1,992
American Growth Trust	2,838
American Growth-Income Trust	2,882
American International Trust	2,223
Blue Chip Growth Trust	3,814
Capital Appreciation Trust	2,368
Capital Appreciation Value Trust	2,342
Disciplined Value International Trust	2,116
Emerging Markets Value Trust	2,019
Equity Income Trust	3,624
Financial Industries Trust	1,905
Fundamental All Cap Core Trust	4,534
Fundamental Large Cap Value Trust	2,766
Global Equity Trust	2,119
Health Sciences Trust	2,108
International Equity Index Trust	10,804
Portfolio	Commitment fee
International Small Company Trust	$1,871
Lifestyle Balanced Portfolio	3,022
Lifestyle Conservative Portfolio	1,962
Lifestyle Growth Portfolio	8,697
Lifestyle Moderate Portfolio	2,123
Mid Cap Growth Trust	2,544
Mid Cap Index Trust	3,363
Mid Value Trust	2,560
Real Estate Securities Trust	2,128
Science & Technology Trust	2,755
Small Cap Index Trust	2,447
Small Cap Opportunities Trust	1,953
Small Cap Stock Trust	2,089
Small Cap Value Trust	2,351
Small Company Value Trust	1,914
Strategic Equity Allocation Trust	11,525
Total Stock Market Index Trust	2,705

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
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For federal income tax purposes, as of December 31, 2022, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2022:
	No Expiration Date
Portfolio	Short Term	Long Term
Blue Chip Growth Trust	$10,079,125	$—
Disciplined Value International Trust	440,757	—
Emerging Markets Value Trust	—	36,370,480
International Equity Index Trust	883,650	—
Mid Cap Growth Trust	108,128,604	5,513,652
Science & Technology Trust	82,762,281	10,905,131
Small Cap Stock Trust	51,632,770	12,223,650
As of December 31, 2022, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on June 30, 2023, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
500 Index Trust	$3,247,175,706	$4,734,510,663	$(115,961,766)	$4,618,548,897
American Asset Allocation Trust	1,118,932,534	23,758,284	—	23,758,284
American Global Growth Trust	178,228,171	11,175,797	—	11,175,797
American Growth Trust	779,320,251	74,940,172	—	74,940,172
American Growth-Income Trust	761,382,383	112,090,284	—	112,090,284
American International Trust	409,653,855	—	(50,130,735)	(50,130,735)
Blue Chip Growth Trust	1,214,255,719	553,399,680	(51,058,462)	502,341,218
Capital Appreciation Trust	407,515,996	140,903,621	(16,997,724)	123,905,897
Capital Appreciation Value Trust	437,473,141	38,057,093	(14,620,331)	23,436,762
Disciplined Value International Trust	274,508,370	25,527,803	(6,377,588)	19,150,215
Emerging Markets Value Trust	224,112,598	33,754,012	(48,197,991)	(14,443,979)
Equity Income Trust	1,159,478,435	270,427,590	(42,437,670)	227,989,920
Financial Industries Trust	117,176,916	6,928,590	(12,265,485)	(5,336,895)
Fundamental All Cap Core Trust	1,511,549,262	729,809,476	(68,150,323)	661,659,153
Fundamental Large Cap Value Trust	588,174,161	198,777,812	(28,335,278)	170,442,534
Global Equity Trust	265,275,537	32,447,373	(6,656,141)	25,791,232
Health Sciences Trust	218,178,571	76,857,206	(25,780,092)	51,077,114
International Equity Index Trust	663,332,245	251,841,733	(90,093,184)	161,748,549
International Small Company Trust	115,488,365	15,490,287	(30,862,653)	(15,372,366)
Lifestyle Balanced Portfolio	1,026,280,405	—	(83,421,618)	(83,421,618)
Lifestyle Conservative Portfolio	196,813,042	—	(28,291,923)	(28,291,923)
Lifestyle Growth Portfolio	5,388,674,715	—	(261,676,109)	(261,676,109)
Lifestyle Moderate Portfolio	322,154,588	—	(35,529,138)	(35,529,138)
Mid Cap Growth Trust	613,535,605	64,952,919	(50,171,507)	14,781,412
Mid Cap Index Trust	998,843,970	293,322,747	(85,570,274)	207,752,473
Mid Value Trust	563,616,776	82,615,620	(30,548,987)	52,066,633
Real Estate Securities Trust	281,581,446	15,064,437	(6,449,347)	8,615,090
Science & Technology Trust	814,418,882	58,991,349	(12,672,223)	46,319,126
Small Cap Index Trust	464,585,406	147,678,871	(87,600,883)	60,077,988
Small Cap Opportunities Trust	141,030,329	37,644,171	(18,355,942)	19,288,229
Small Cap Stock Trust	258,594,171	42,802,444	(20,459,671)	22,342,773
Small Cap Value Trust	434,753,856	53,478,826	(41,222,219)	12,256,607
Small Company Value Trust	110,984,371	28,119,338	(11,391,229)	16,728,109
Strategic Equity Allocation Trust	4,161,118,523	3,465,353,559	(301,834,078)	3,163,519,481
Total Stock Market Index Trust	349,791,877	455,670,416	(40,331,986)	415,338,430
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. The final determination of tax characteristics of the portfolio's distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
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Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, foreign currency transactions, wash sale loss deferrals, investments in passive foreign investment companies, partnerships, derivative transactions, and amortization and accretion on debt securities.
3.  Derivative instruments
The portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolios attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the portfolios may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the portfolios, if any, are held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolios and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the portfolios, if any, for OTC transactions is held in a segregated account at the portfolios' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The portfolios' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolios and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.
Upon entering into a futures contract, the portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a portfolio, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the portfolios, if any, are identified in the Portfolios of investments. Subsequent payments, referred to as variation margin, are made or received by a portfolio periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the portfolio. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the portfolios used futures contracts during the six months ended June 30, 2023. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
500 Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	$205.8 million to $319.6 million
Emerging Markets Value Trust	To equitize cash balances.	$1.3 million to $1.4 million
International Equity Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	$17.7 million to $20.2 million
International Small Company Trust	To equitize cash balances.	$300,000 to $630,000
Mid Cap Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	$33.0 million to $45.5 million
Small Cap Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	$20.0 million to $25.3 million
Strategic Equity Allocation Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	$224.3 million to $305.1 million
Total Stock Market Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	$11.7 million to $23.4 million
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the portfolios'
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exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the portfolios' exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Portfolio of investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, a portfolio realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statements of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, a portfolio realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
The following table details how the portfolios used written options contracts during the six months ended June 30, 2023. In addition, the table summarizes the range of market value amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	Market value range
Capital Appreciation Value Trust	To generate potential income from options premiums.	$630,000 to $6.0 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2023 by risk category:
Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
500 Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$9,674,891	—
Capital Appreciation Value Trust	Equity	Written options, at value	Written options	—	$(5,981,992)
Emerging Markets Value Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(9,635)
International Equity Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$86,981	$(105,844)
International Small Company Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$4,308	—
Mid Cap Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$833,070	—
Small Cap Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$34,207	—
Strategic Equity Allocation Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$2,656,562	—
Total Stock Market Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$401,847	—

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Portfolios of investments. Only the period end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
For financial reporting purposes, the portfolios do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the portfolio and the applicable counterparty.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2023:
		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Futures contracts	Written options	Total
500 Index Trust	Equity	$16,486,536	—	$16,486,536
Capital Appreciation Value Trust	Equity	—	$1,531,503	$1,531,503
Emerging Markets Value Trust	Equity	$45,884	—	$45,884
International Equity Index Trust	Equity	$297,185	—	$297,185
International Small Company Trust	Equity	$54,069	—	$54,069
Mid Cap Index Trust	Equity	$2,091,932	—	$2,091,932
Small Cap Index Trust	Equity	$145,499	—	$145,499
Strategic Equity Allocation Trust	Equity	$15,910,324	—	$15,910,324
Total Stock Market Index Trust	Equity	$1,471,233	—	$1,471,233
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The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2023:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts	Written options	Total
500 Index Trust	Equity	$16,488,463	—	$16,488,463
Capital Appreciation Value Trust	Equity	—	$(3,660,006)	$(3,660,006)
Emerging Markets Value Trust	Equity	$4,727	—	$4,727
International Equity Index Trust	Equity	$416,521	—	$416,521
International Small Company Trust	Equity	$7,387	—	$7,387
Mid Cap Index Trust	Equity	$1,269,767	—	$1,269,767
Small Cap Index Trust	Equity	$690,489	—	$690,489
Strategic Equity Allocation Trust	Equity	$8,408,335	—	$8,408,335
Total Stock Market Index Trust	Equity	$616,542	—	$616,542
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. Under an investment management agreement, the portfolios, with the exception of the JHVIT Feeder Funds, pay a daily management fee to the Advisor based on the net assets of the respective portfolio or aggregate net assets, which include the net assets of the respective portfolio and the net assets of a similar portfolio of John Hancock Funds II (JHF II) unless otherwise noted below. JHF II portfolios are advised by John Hancock Investment Management LLC, an affiliate of the Advisor, and are distributed by an affiliate of the Advisor, John Hancock Investment Management Distributors LLC. The annual rate for each portfolio is as follows:
•  500 Index Trust — a) 0.470% of the first $500 million of average net assets; and b) 0.460% of the excess over $500 million of average net assets.
•  Blue Chip Growth Trust  — If aggregate net assets are less than $500 million, then 0.780% of all aggregate net assets. If aggregate net assets are between $500 million and $1 billion, then 0.775% of all aggregate net assets. If aggregate net assets are between $1 billion and $2 billion, then the following fee schedule shall apply: a) 0.750% of the first $1 billion of aggregate net assets; b) 0.740% of the excess over $1 billion of aggregate net assets. If aggregate net assets exceed $2 billion, then the following fee schedule shall apply: a) 0.740% of the first $3 billion of aggregate net assets; b) 0.725% of the excess over $3 billion of aggregate net assets.  Aggregate net assets include net assets of the portfolio, JHF II Blue Chip Growth Fund and Manulife North American Equity Fund Series – (I) (Asia). Prior to April 1, 2023, the annual rates were a) 0.825% of the first $500 million of aggregate net assets; b) 0.800% of the next $500 million of aggregate net assets; c) 0.750% of the next $2 billion of aggregate net assets; and d) 0.725% of the excess over $3 billion of aggregate net assets. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.750% on the first $1 billion of aggregate net assets.
•  Capital Appreciation Trust — a) 0.800% of the first $500 million of aggregate net assets; b) 0.700% of the next $500 million of aggregate net assets; and c) 0.670% of the excess over $1 billion of aggregate net assets.
•  Capital Appreciation Value Trust — If aggregate net assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets; and b) 0.850% of the excess over $250 million of aggregate net assets. If aggregate net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets; and b) 0.800% of the excess over $1 billion of aggregate net assets. If aggregate net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets; and b) 0.800% of the excess over $500 million of aggregate net assets. If aggregate net assets equals or exceed $3 billion, then the management fee to be paid is 0.800% of aggregate net assets.
•  Disciplined Value International Trust — a) 0.750% of the first $500 million of aggregate net assets; b) 0.720% of the next $500 million of aggregate net assets; c) 0.690% of the next $1 billion of aggregate net assets; d) 0.670% of the next $1 billion of aggregate net assets; e) 0.660% of the next $2 billion of aggregate net assets; and f) 0.650% of the excess over $5 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio, Manulife Boston Partners International Equity Fund, Disciplined Value International Fund, a series of John Hancock Investment Trust, MLI Pension Plus Growth Fund and Manulife Balanced Fund, and effective May 31, 2023, Manulife MIM Diversified Fund and Manulife Diversified Tri-Plan Fund. Prior to April 1, 2023, if aggregate net assets are less than $300 million, then the management fee to be paid is 0.825% of aggregate net assets. If aggregate net assets equal or exceed $300 million but are less than $2.5 billion, then the management fee to be paid is 0.775% of aggregate net assets. If aggregate net assets exceed $2.5 billion, then the following fee schedule shall apply: a) 0.775% of the first $2.5 billion of aggregate net assets; and b) 0.750% of the next $500 million; and c) 0.725% of the excess over $3 billion of aggregate net assets.
•  Emerging Markets Value Trust — a) 0.870% of the first $100 million of aggregate net assets; and b) 0.820% of the excess over $100 million of aggregate net assets.
•  Equity Income Trust — a) 0.800% of the first $100 million of aggregate net assets; b) 0.775% of the next $100 million of aggregate net assets; c) 0.750% of the next $300 million of aggregate net assets; d) 0.725% of the next $500 million of aggregate net assets; e) 0.725% of the next $500 million of aggregate net assets; f) 0.700% of the next $500 million of aggregate net assets; g) 0.695% of the next $1 billion of aggregate net assets; h) 0.690% of the next
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$1 billion of aggregate net assets; i) 0.680% of the next $1.5 billion of aggregate net assets; j) 0.675% of the next $2 billion of aggregate net assets; and k) 0.670% of the excess over $7.5 billion of aggregate net assets. When aggregate net assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.775% on the first $200 million of aggregate net assets. When aggregate net assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.750% on the first $500 million of aggregate net assets and 0.725% on aggregate net assets over $500 million. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.725% on the first $1 billion of aggregate net assets. When aggregate net assets exceed $1.5 billion on any day, the annual rate of advisory fee for that day is 0.700% on the first $1.5 billion of aggregate net assets. When aggregate net assets exceed $2 billion on any day, the annual rate of advisory fee for that day is 0.695% on the first $2 billion of aggregate net assets. When aggregate net assets exceed $3 billion on any day, the annual rate of advisory fee for that day is 0.690% on the first $3 billion of aggregate net assets. When aggregate net assets exceed $4 billion on any day, the annual rate of advisory fee for that day is 0.680% on the first $4 billion of aggregate net assets. When aggregate net assets exceed $5.5 billion on any day, the annual rate of advisory fee for that day is 0.675% on the first $5.5 billion of aggregate net assets. When aggregate net assets exceed $7.5 billion on any day, the annual rate of advisory fee for that day is 0.670% on the first $7.5 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio, JHF II Equity Income Fund and Manulife US Large Cap Value Equity Fund (Canada).
•  Financial Industries Trust — a) 0.800% of the first $250 million of aggregate net assets; b) 0.775% of aggregate net assets between $250 million and $500 million; c) 0.750% of aggregate net assets between $500 million and $1 billion; and d) 0.725% of the excess over $1 billion of aggregate net assets.
•  Fundamental All Cap Core Trust — a) 0.675% of the first $2.5 billion of aggregate net assets; and b) 0.650% of the excess over $2.5 billion of aggregate net assets.
•  Fundamental Large Cap Value Trust — a) 0.700% of the first $500 million of average net assets; b) 0.650% of average net assets between $500 million and $1 billion; and c) 0.600% of the excess over $1 billion of average net assets.
•  Global Equity Trust — a) 0.800% of the first $1 billion of aggregate net assets; and b) 0.790% of the excess over $1 billion of aggregate net assets.
•  Health Sciences Trust — a) 1.050% of the first $500 million of aggregate net assets; b) 1.000% of the next $250 million; c) 0.950% of the excess over $750 million of aggregate net assets; d) 0.950% of the next $250 million; e) 0.900% of the next $500 million; and f) 0.900% of the excess over $1.5 billion of aggregate net assets. When aggregate net assets exceed $750 million, the advisory fee is 0.950% on all net assets. When aggregate net assets exceed $1.5 billion, the advisory fee is 0.900% on all net assets. Aggregate net assets are the net assets of the portfolio, JHF II Health Sciences Fund and Manulife Healthcare Fund Series - (I).
•  International Equity Index Trust — a) 0.550% of the first $100 million of average net assets; b) 0.530% of the next $150 million of average net assets; c) 0.520% of the next $250 million of average net assets; and d) 0.510% of the excess over $500 million of average net assets.
•  International Small Company Trust — 0.800% of aggregate net assets.
•  Lifestyle Portfolios — The advisory fee has two components: a) a fee on net assets invested in affiliated funds (Affiliated funds assets) excluding 500 Index Trust, International Equity Index Trust and Total Bond Market Trust, and b) a fee on net assets not invested in affiliated funds (Other assets). The management fee paid on Affiliated funds assets is: a) 0.050% of the first $7.5 billion of aggregate net assets; and b) 0.040% of the excess over $7.5 billion in aggregate net assets. The advisory fee paid on Other assets is as follows: a) 0.500% of the first $7.5 billion of aggregate net assets; and b) 0.490% of the excess over $7.5 billion in aggregate net assets. Aggregate net assets are the net assets of the Lifestyle Portfolios, JHVIT Managed Volatility Portfolios, JHF II Multimanager Lifestyle Portfolios and JHF II Lifestyle Blend Portfolios.
•  Mid Cap Index Trust, Small Cap Index Trust and Total Stock Market Index Trust — a) 0.490% of the first $250 million of average net assets; b) 0.480% of average net assets between $250 million and $500 million; and c) 0.460% of the excess over $500 million of average net assets.
•  Mid Cap Growth Trust — a) 0.875% of the first $200 million of aggregate net assets; b) 0.850% of aggregate net assets between $200 million and $500 million; c) 0.825% of aggregate net assets between $500 million and $3.2 billion; d) 0.800% of aggregate net assets between $3.2 billion and $3.7 billion; e) 0.775% of aggregate net assets between $3.7 billion and $4.2 billion; and f) 0.755% of the excess over $4.2 billion of aggregate net assets.
•  Mid Value Trust — a) 0.950% of the first $1 billion of aggregate net assets; and b) 0.875% of the excess over $1 billion of aggregate net assets. When aggregate net assets exceed $1 billion on any day, the management fee for that day is 0.875% of all assets of the portfolio.
•  Real Estate Securities Trust — a) 0.700% of the first $1.5 billion of aggregate net assets; and b) 0.680% of the excess over $1.5 billion of aggregate net assets.
•  Science & Technology Trust — a) 1.050% of the first $50 million of aggregate net assets; b) 1.025% of the next $50 million of aggregate net assets; c) 1.000% when assets reach $100 million retroactively to the first dollar; d) 0.975% when assets reach $200 million retroactively to the first dollar; and e) 0.950% when assets reach $500 million retroactively to the first dollar. When aggregate net assets exceed $500 million on any day, the management fee for that day is a) 0.950% of aggregate net assets up to $1 billion; and b) 0.925% of aggregate net assets in excess of $1 billion. Aggregate net assets are the net assets of the portfolio, JHF II Science & Technology Fund and (MMTF) Manulife Technology Fund.
•  Small Cap Opportunities Trust — a) 1.000% of the first $500 million of aggregate net assets; b) 0.950% of aggregate net assets between $500 million and $1 billion; c) 0.900% of aggregate net assets between $1 billion and $2 billion; and d) 0.850% of the excess over $2 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio and the JHF II New Opportunities Fund.
•  Small Cap Stock Trust — a) 1.050% of the first $50 million of aggregate net assets; and b) 1.000% of the excess over $50 million of aggregate net assets.
•  Small Cap Value Trust — a) 0.950% of the first $250 million of aggregate net assets; b) 0.940% of the next $500 million of aggregate net assets; c) 0.930% of the next $500 million of aggregate net assets; and d) 0.920% of the excess over $1.25 billion of aggregate net assets.
•  Small Company Value Trust — a) 1.050% of the first $500 million of average net assets; and b) 1.000% of the excess over $500 million of average net assets.
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•  Strategic Equity Allocation Trust — a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of aggregate net assets between $2.5 billion and $7.5 billion; c) 0.625% of aggregate net assets between $7.5 billion and $10 billion; d) 0.600% of aggregate net assets between $10 billion and $15 billion; e) 0.595% of aggregate net assets between $15 billion and $25 billion; and f) 0.590% of the excess over $25 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio, JHF II U.S. Sector Rotation Fund, and JHF II International Strategic Equity Allocation Fund.
The organizations described below act as the subadvisors to the Trust and certain of its portfolios pursuant to Subadvisory Agreements with the Advisor. Portfolio management is allocated among the following subadvisors:
Portfolio	Subadvisor(s)
Disciplined Value International Trust	Boston Partners Global Investors, Inc.
Emerging Markets Value Trust International Small Company Trust	Dimensional Fund Advisors LP
Small Cap Opportunities Trust	Dimensional Fund Advisors LP and GW&K Investment Management, LLC
Capital Appreciation Trust	Jennison Associates LLC
Financial Industries Trust
Fundamental All Cap Core Trust
Fundamental Large Cap Value Trust
Global Equity Trust
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio
Strategic Equity Allocation Trust	Manulife Investment Management (US) LLC[1]
500 Index Trust Mid Cap Index Trust Small Cap Index Trust Total Stock Market Index Trust	Manulife Investment Management (North America) Limited[1]
International Equity Index Trust	SSGA Funds Management, Inc.
Blue Chip Growth Trust Capital Appreciation Value Trust Equity Income Trust Health Sciences Trust Mid Value Trust Science & Technology Trust Small Company Value Trust	T. Rowe Price Associates, Inc.
Mid Cap Growth Trust Real Estate Securities Trust Small Cap Stock Trust Small Cap Value Trust	Wellington Management Company LLP
1  An affiliate of the Advisor.
The portfolios are not responsible for payment of the subadvisory fees.
Expense reimbursements. The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the respective portfolios exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios' business, advisory fees, Rule 12b-1 fees, underlying fund expenses and in the case of a feeder fund, the expenses of the master fund, and short dividends. This expense reduction will continue in effect until terminated by the Advisor.
Portfolio	Expense limitation as a percentage of average net assets
American Asset Allocation Trust	0.10%
American Global Growth Trust	0.10%
American Growth Trust	0.10%
American Growth-Income Trust	0.10%
American International Trust	0.10%
Blue Chip Growth Trust	0.20%
Capital Appreciation Trust	0.20%
Capital Appreciation Value Trust	0.20%
Disciplined Value International Trust	0.25%
Emerging Markets Value Trust	0.25%
Equity Income Trust	0.20%
Financial Industries Trust	0.20%
Fundamental All Cap Core Trust	0.20%
Fundamental Large Cap Value Trust	0.20%
Global Equity Trust	0.20%
Portfolio	Expense limitation as a percentage of average net assets
Health Sciences Trust	0.20%
International Small Company Trust	0.25%
Mid Cap Growth Trust	0.08%
Mid Cap Index Trust	0.20%
Mid Value Trust	0.20%
Real Estate Securities Trust	0.20%
Science & Technology Trust	0.20%
Small Cap Index Trust	0.08%
Small Cap Opportunities Trust	0.20%
Small Cap Stock Trust	0.20%
Small Cap Value Trust	0.20%
Small Company Value Trust	0.20%
Strategic Equity Allocation Trust	0.20%
Total Stock Market Index Trust	0.08%

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The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain portfolios of the John Hancock group of funds complex, including certain of the portfolios presented in this report (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. During the six months ended June 30, 2023, this waiver amounted to 0.01% of the portfolios’ average net assets, on an annualized basis. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to limit operating expenses of 500 Index Trust and International Equity Index Trust at 0.25% and 0.34%, respectively. These limits exclude Rule 12b-1 fees, taxes, short dividends, interest expense, acquired fund fees, litigation and indemnification expenses, borrowing costs, prime brokerage fees, portfolio brokerage commissions and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business. The Advisor’s obligation to provide the expense cap will remain in effect until April 30, 2025, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at the time.
The Advisor has contractually agreed to reimburse expenses for the Lifestyle Portfolios so that certain other expenses do not exceed 0.04% of average net assets of the Lifestyle Portfolios. This waiver includes all expenses except taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business, management fees, Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reimbursement will remain in effect until April 30, 2024, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Effective April 1, 2023, the Advisor contractually agrees to reduce its management fee or, if necessary, make payment to Lifestyle Balanced Portfolio Series I and Series II and Lifestyle Growth Portfolio Series I shares in an amount equal to the amount by which expenses of Lifestyle Balanced Portfolio Series I and Series II shares exceed 1.83% and Lifestyle Growth Portfolio Series I shares exceed 0.92% of average daily net assets attributable to the class. This reimbursement includes all expenses of the applicable class except taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, and short dividend expense. This expense reimbursement will remain in effect until April 30, 2025, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive its management fee for Small Cap Opportunities Trust so that the amount retained by the Advisor after the payment of subadvisory fees does not exceed 0.45% of the portfolio’s average daily net assets. The expense reimbursements will remain in effect until April 30, 2024, unless renewed by mutual agreement of the portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time and may be terminated at any time thereafter.
The Advisor has contractually agreed to waive its management fee for Mid Cap Index Trust and Small Cap Index Trust by 0.10% and 0.05% of the portfolios’ average net assets, respectively. The expense limitation agreements expire on April 30, 2024, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Effective April 1, 2023, the Advisor contractually agrees to reduce its management fee or, if necessary, make payment to Fundamental Large Cap Value Trust Series I shares in an amount equal to the amount by which expenses of portfolio's Series I shares exceed 0.88% of average daily net assets attributable to the class. This waiver includes all expenses of the class (including fund expenses attributable to the class), excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, underlying fund expenses (acquired fund fees), and short dividend expense. This agreement expires on April 30, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Effective April 1, 2023, the Advisor contractually agrees to reduce its management fee or, if necessary, make payment to Small Cap Index Trust Series I and Series NAV shares in an amount equal to the amount by which expenses of the portfolio's Series I and Series NAV shares exceed 0.70% of average daily net assets attributable to the class. This waiver includes all expenses of the class (including fund expenses attributable to the class), excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, underlying fund expenses (acquired fund fees), and short dividend expense. This agreement expires on April 30, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to reduce its management fee for portfolios that are subadvised by T. Rowe Price Associates, Inc. by the amount that the subadvisory fee is reduced pursuant to the subadvisory agreement with T. Rowe Price. This waiver impacts Blue Chip Growth Trust, Capital Appreciation Value Trust, Equity Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust and Small Company Value Trust. This waiver may be terminated at any time by the Advisor.
The Advisor has voluntarily agreed to waive its management fee for Science & Technology Trust and Strategic Equity Allocation Trust so that the amount retained by the Advisor after payment of the sub-advisory fee does not exceed 0.45% of the portfolios' average net assets. This voluntary management fee waiver may be terminated at any time by the Advisor upon notice to the Trust.
The Advisor has voluntarily agreed to waive its management fee for Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, and Lifestyle Moderate Portfolio (after giving effect to asset-based breakpoints) by 0.005% of the portfolios’ average daily net assets. This waiver may be terminated at any time by the Advisor upon notice to the Trust.
The Advisor has voluntarily agreed to waive its management fee for each Lifestyle Portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the Lifestyle Portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the Lifestyle Portfolios’ first $7.5 billion of average net assets and 0.49% of the Lifestyle Portfolios’ average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time.
The Advisor has voluntarily agreed to reduce the advisory fee that would be payable by Fundamental Large Cap Value Trust and Total Stock Market Index Trust (after giving effect to asset-based breakpoints) by 0.003% and 0.07% of the portfolios' average daily net assets, respectively. This voluntary advisory fee waiver may be terminated at any time by the Advisor upon notice to the Trust.
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For the six months ended June 30, 2023, the waivers under these agreements amounted to:
	Expense reimbursement by class
Portfolio	Series I	Series II	Series III	Series NAV	Total
500 Index Trust	$5,880,656	$90,341	—	$2,891,051	$8,862,048
American Asset Allocation Trust	11,597	25,376	$3,601	—	40,574
American Global Growth Trust	1,577	4,207	934	—	6,718
American Growth Trust	7,537	18,451	2,926	—	28,914
American Growth-Income Trust	9,994	14,077	6,052	—	30,123
American International Trust	4,070	7,685	1,000	—	12,755
Blue Chip Growth Trust	44,001	15,076	—	207,479	266,556
Capital Appreciation Trust	6,199	1,907	—	8,896	17,002
Capital Appreciation Value Trust	1,652	52,039	—	41,780	95,471
Disciplined Value International Trust	2,675	1,575	—	5,879	10,129
Emerging Markets Value Trust	222	947	—	6,425	7,594
Equity Income Trust	32,098	16,653	—	158,007	206,758
Financial Industries Trust	3,188	559	—	965	4,712
Fundamental All Cap Core Trust	3,570	1,699	—	71,955	77,224
Fundamental Large Cap Value Trust	23,305	8,108	—	9,428	40,841
Global Equity Trust	7,844	761	—	1,602	10,207
Health Sciences Trust	15,908	13,890	—	39,831	69,629
International Equity Index Trust	400,793	22,928	—	635,172	1,058,893
International Small Company Trust	711	439	—	2,511	3,661
Lifestyle Balanced Portfolio	805	17,857	—	3,384	22,046
Lifestyle Conservative Portfolio	2,955	30,417	—	1,541	34,913
Lifestyle Growth Portfolio	4,725	102,119	—	12,370	119,214
Lifestyle Moderate Portfolio	1,303	23,591	—	4,152	29,046
Mid Cap Growth Trust	4,741	2,216	—	13,973	20,930
Mid Cap Index Trust	459,937	29,617	—	130,451	620,005
Mid Value Trust	54,607	12,313	—	75,303	142,223
Real Estate Securities Trust	1,865	974	—	7,627	10,466
Science & Technology Trust	157,856	13,828	—	35,602	207,286
Small Cap Index Trust	102,426	7,681	—	37,858	147,965
Small Cap Opportunities Trust	102,521	36,260	—	61,800	200,581
Small Cap Stock Trust	2,560	735	—	6,010	9,305
Small Cap Value Trust	4,922	738	—	10,342	16,002
Small Company Value Trust	13,750	10,159	—	17,649	41,558
Strategic Equity Allocation Trust	—	—	—	4,938,648	4,938,648
Total Stock Market Index Trust	177,874	15,716	—	81,504	275,094
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2023, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
500 Index Trust	0.21%
American Asset Allocation Trust	0.00%*
American Global Growth Trust	0.00%*
American Growth Trust	0.00%*
American Growth-Income Trust	0.00%*
American International Trust	0.00%*
Blue Chip Growth Trust	0.70%
Capital Appreciation Trust	0.71%
Capital Appreciation Value Trust	0.79%
Disciplined Value International Trust	0.73%
Emerging Markets Value Trust	0.83%
Equity Income Trust	0.66%
Financial Industries Trust	0.77%
Fundamental All Cap Core Trust	0.67%
Fundamental Large Cap Value Trust	0.67%
Global Equity Trust	0.79%
Health Sciences Trust	0.86%
International Equity Index Trust	0.26%
Portfolio	Net Annual Effective Rate
International Small Company Trust	0.79%
Lifestyle Balanced Portfolio	0.04%
Lifestyle Conservative Portfolio	0.00%
Lifestyle Growth Portfolio	0.04%
Lifestyle Moderate Portfolio	0.02%
Mid Cap Growth Trust	0.83%
Mid Cap Index Trust	0.36%
Mid Value Trust	0.83%
Real Estate Securities Trust	0.69%
Science & Technology Trust	0.89%
Small Cap Index Trust	0.43%
Small Cap Opportunities Trust	0.74%
Small Cap Stock Trust	1.00%
Small Cap Value Trust	0.93%
Small Company Value Trust	0.99%
Strategic Equity Allocation Trust	0.49%
Total Stock Market Index Trust	0.40%

112

Fees and transactions with affiliates, continued

*	The JHVIT Feeder Funds do not incur investment advisory fees. Investment advisory fees are incurred by the master fund. For more information on these portfolios, see Note 1.
Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended June 30, 2023, amounted to an annual rate of 0.02% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares.
For all portfolios, except the JHVIT Feeder Funds, Rule 12b-1 maximum fee rates are as follows:
Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%
Currently, only 0.05% for Series I shares and 0.25% for Series II shares are charged for Rule 12b-1 fees.
For the JHVIT Feeder Funds, Rule 12b-1 maximum fee rates are as follows:
Class	Rule 12b-1 Fee
Series I	0.60%
Series II	0.75%
Series III	0.25%
Distribution and service fees for the six months ended June 30, 2023 were as follows:
	Distribution and service fees by class
Portfolio	Series l	Series ll	Series lll	Total
500 Index Trust	$1,185,111	$91,060	$—	$1,276,171
American Asset Allocation Trust	960,335	2,627,134	124,281	3,711,750
American Global Growth Trust	130,480	435,604	32,263	598,347
American Growth Trust	623,721	1,909,973	100,923	2,634,617
American Growth-Income Trust	827,370	1,457,433	208,877	2,493,680
American International Trust	336,734	795,847	34,533	1,167,114
Blue Chip Growth Trust	63,601	108,966	—	172,567
Capital Appreciation Trust	42,771	65,807	—	108,578
Capital Appreciation Value Trust	1,886	297,030	—	298,916
Disciplined Value International Trust	18,458	54,382	—	72,840
Emerging Markets Value Trust	1,530	32,711	—	34,241
Equity Income Trust	52,941	137,370	—	190,311
Financial Industries Trust	20,719	18,171	—	38,890
Fundamental All Cap Core Trust	23,178	55,159	—	78,337
Fundamental Large Cap Value Trust	104,884	182,529	—	287,413
Global Equity Trust	54,141	26,255	—	80,396
Health Sciences Trust	15,305	66,810	—	82,115
International Equity Index Trust	77,296	22,106	—	99,402
International Small Company Trust	4,910	15,121	—	20,031
Lifestyle Balanced Portfolio	8,403	934,815	—	943,218
Lifestyle Conservative Portfolio	3,540	182,199	—	185,739
Lifestyle Growth Portfolio	49,450	5,344,170	—	5,393,620
Lifestyle Moderate Portfolio	3,149	284,888	—	288,037
Mid Cap Growth Trust	32,722	76,463	—	109,185
Mid Cap Index Trust	212,722	68,491	—	281,213
Mid Value Trust	56,767	64,001	—	120,768
Real Estate Securities Trust	12,867	33,611	—	46,478
Science & Technology Trust	142,645	62,513	—	205,158
Small Cap Index Trust	87,104	32,667	—	119,771
Small Cap Opportunities Trust	19,755	34,937	—	54,692
Small Cap Stock Trust	17,664	25,379	—	43,043
Small Cap Value Trust	33,985	25,456	—	59,441
Small Company Value Trust	10,588	39,112	—	49,700
Total Stock Market Index Trust	113,970	50,343	—	164,313
113

Fees and transactions with affiliates, continued

The Distributor voluntarily agreed to waive 0.06%, 0.08%, 0.09%, 0.07% and 0.02% of its Rule 12b-1 fee for Series II of American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust, respectively.
For the six months ended June 30, 2023, the waivers under these agreements amounted to:
Portfolio	Series ll
American Asset Allocation Trust	$210,171
American Global Growth Trust	46,464
American Growth Trust	229,197
American Growth-Income Trust	136,027
American International Trust	21,223
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated funds. At period end, open loans, if any, are presented under the caption Receivable/Payable for interfund lending in the Statements of assets and liabilities. Interest expense is included in Other expenses on the Statements of operations. The portfolios' activity in this program during the period for which loans were outstanding was as follows:
Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Capital Appreciation Value Trust	Lender	$19,800,000	1	5.325%	$2,929
Disciplined Value International Trust	Lender	3,850,000	2	4.152%	888
Equity Income Trust	Lender	17,700,000	1	5.325%	2,618
International Equity Index Trust	Lender	6,176,000	5	3.932%	3,372
Mid Cap Growth Trust	Lender	9,800,000	2	4.467%	2,432
Mid Value Trust	Lender	11,100,000	1	5.320%	1,640
Real Estate Securities Trust	Lender	4,600,000	1	3.305%	422
Science & Technology Trust	Lender	17,150,000	2	3.653%	3,481
Small Cap Stock Trust	Lender	2,133,333	3	4.057%	721
Small Cap Value Trust	Lender	3,000,000	4	3.866%	1,289
Small Company Value Trust	Lender	2,700,000	1	5.060%	380
6.  Portfolio share transactions
Transactions in portfolios' shares for the six months ended June 30, 2023 and for the year ended December 31, 2022 were as follows:
500 Index Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	3,886,406	$170,313,444	6,335,369	$288,175,769
Distributions reinvested	—	—	5,396,317	220,115,753
Repurchased	(2,546,751)	(110,538,450)	(5,621,237)	(248,259,576)
Net increase	1,339,655	$59,774,994	6,110,449	$260,031,946
Series II shares
Sold	104,483	$4,582,738	130,825	$5,874,099
Distributions reinvested	—	—	81,100	3,310,509
Repurchased	(182,971)	(8,007,821)	(323,831)	(14,591,323)
Net decrease	(78,488)	$(3,425,083)	(111,906)	$(5,406,715)
Series NAV shares
Sold	960,387	$42,189,156	2,622,536	$118,960,994
Distributions reinvested	—	—	2,857,241	116,518,291
Repurchased	(1,686,694)	(74,236,325)	(7,561,725)	(335,212,865)
Net decrease	(726,307)	$(32,047,169)	(2,081,948)	$(99,733,580)
Total net increase	534,860	$24,302,742	3,916,595	$154,891,651
American Asset Allocation Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	224,753	$2,206,623	1,379,395	$14,971,015
Distributions reinvested	—	—	5,013,334	47,761,065
Repurchased	(1,589,221)	(15,626,055)	(1,556,690)	(17,935,073)
Net increase (decrease)	(1,364,468)	$(13,419,432)	4,836,039	$44,797,007
114

Portfolio share transactions, continued

American Asset Allocation Trust, Cont'd	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series II shares
Sold	55,235	$529,106	5,427	$53,201
Distributions reinvested	—	—	11,377,147	108,390,376
Repurchased	(4,399,403)	(43,173,152)	(7,612,114)	(86,060,624)
Net increase (decrease)	(4,344,168)	$(42,644,046)	3,770,460	$22,382,953
Series III shares
Sold	—	—	5,583	$63,602
Distributions reinvested	—	—	1,643,170	15,723,998
Repurchased	(596,409)	(5,867,904)	(910,602)	(10,413,769)
Net increase (decrease)	(596,409)	$(5,867,904)	738,151	$5,373,831
Total net increase (decrease)	(6,305,045)	$(61,931,382)	9,344,650	$72,553,791
American Global Growth Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	132,521	$1,989,472	452,172	$7,724,477
Distributions reinvested	—	—	458,325	5,954,595
Repurchased	(152,553)	(2,281,421)	(173,971)	(2,907,225)
Net increase (decrease)	(20,032)	$(291,949)	736,526	$10,771,847
Series II shares
Sold	43,781	$658,542	397,486	$6,621,576
Distributions reinvested	—	—	1,323,419	17,068,768
Repurchased	(870,196)	(13,019,313)	(1,355,337)	(21,701,821)
Net increase (decrease)	(826,415)	$(12,360,771)	365,568	$1,988,523
Series III shares
Sold	15,503	$225,608	170,071	$2,910,890
Distributions reinvested	—	—	292,747	3,836,268
Repurchased	(134,203)	(2,014,842)	(189,498)	(2,968,306)
Net increase (decrease)	(118,700)	$(1,789,234)	273,320	$3,778,852
Total net increase (decrease)	(965,147)	$(14,441,954)	1,375,414	$16,539,222
American Growth Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	537,676	$8,043,900	988,244	$18,084,890
Distributions reinvested	—	—	3,822,794	53,457,256
Repurchased	(478,582)	(7,106,508)	(732,521)	(15,420,780)
Net increase	59,094	$937,392	4,078,517	$56,121,366
Series II shares
Sold	816	$12,275	2,146,904	$37,549,787
Distributions reinvested	—	—	10,215,811	140,676,168
Repurchased	(3,910,076)	(58,967,772)	(4,131,438)	(80,498,833)
Net increase (decrease)	(3,909,260)	$(58,955,497)	8,231,277	$97,727,122
Series III shares
Sold	1,515	$22,054	558,407	$9,753,084
Distributions reinvested	—	—	1,581,214	22,017,132
Repurchased	(656,056)	(10,063,702)	(446,123)	(8,600,372)
Net increase (decrease)	(654,541)	$(10,041,648)	1,693,498	$23,169,844
Total net increase (decrease)	(4,504,707)	$(68,059,753)	14,003,292	$177,018,332
American Growth-Income Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	215,034	$3,336,413	233,240	$3,717,415
Distributions reinvested	—	—	1,512,361	21,408,178
Repurchased	(818,594)	(12,263,349)	(1,415,973)	(22,469,886)
Net increase (decrease)	(603,560)	$(8,926,936)	329,628	$2,655,707
Series II shares
Sold	175,593	$2,623,013	374,485	$5,434,602
Distributions reinvested	—	—	2,222,016	31,264,636
Repurchased	(2,120,324)	(32,271,436)	(4,479,235)	(70,225,595)
Net decrease	(1,944,731)	$(29,648,423)	(1,882,734)	$(33,526,357)
115

Portfolio share transactions, continued

American Growth-Income Trust, Cont'd	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series III shares
Sold	5,027	$73,994	305,536	$4,527,298
Distributions reinvested	—	—	987,463	13,969,175
Repurchased	(874,875)	(13,458,970)	(1,440,112)	(22,547,716)
Net decrease	(869,848)	$(13,384,976)	(147,113)	$(4,051,243)
Total net decrease	(3,418,139)	$(51,960,335)	(1,700,219)	$(34,921,893)
American International Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	191,975	$3,163,979	540,650	$9,270,595
Distributions reinvested	—	—	516,704	7,459,890
Repurchased	(364,962)	(5,942,988)	(1,075,638)	(17,874,500)
Net decrease	(172,987)	$(2,779,009)	(18,284)	$(1,144,015)
Series II shares
Sold	215,193	$3,619,546	810,764	$13,026,978
Distributions reinvested	—	—	1,044,961	15,046,975
Repurchased	(1,134,601)	(18,472,215)	(2,417,105)	(39,791,178)
Net decrease	(919,408)	$(14,852,669)	(561,380)	$(11,717,225)
Series III shares
Sold	22,314	$374,721	119,317	$1,923,843
Distributions reinvested	—	—	144,654	2,086,956
Repurchased	(130,866)	(2,129,871)	(236,566)	(3,841,280)
Net increase (decrease)	(108,552)	$(1,755,150)	27,405	$169,519
Total net decrease	(1,200,947)	$(19,386,828)	(552,259)	$(12,691,721)
Blue Chip Growth Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	112,522	$2,315,729	210,876	$5,051,274
Distributions reinvested	—	—	3,660,072	71,261,610
Repurchased	(710,818)	(14,971,252)	(1,153,971)	(32,611,728)
Net increase (decrease)	(598,296)	$(12,655,523)	2,716,977	$43,701,156
Series II shares
Sold	93,112	$1,895,291	259,218	$6,656,870
Distributions reinvested	—	—	1,455,009	26,219,267
Repurchased	(469,265)	(9,365,420)	(759,770)	(20,888,783)
Net increase (decrease)	(376,153)	$(7,470,129)	954,457	$11,987,354
Series NAV shares
Sold	718,900	$15,368,467	3,628,463	$96,405,796
Distributions reinvested	—	—	18,092,934	353,535,936
Repurchased	(8,299,620)	(174,947,021)	(5,868,706)	(171,479,579)
Net increase (decrease)	(7,580,720)	$(159,578,554)	15,852,691	$278,462,153
Total net increase (decrease)	(8,555,169)	$(179,704,206)	19,524,125	$334,150,663
Capital Appreciation Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	300,058	$1,171,918	930,595	$3,906,446
Distributions reinvested	—	—	13,897,745	49,059,040
Repurchased	(2,942,881)	(11,386,076)	(4,971,590)	(25,042,794)
Net increase (decrease)	(2,642,823)	$(10,214,158)	9,856,750	$27,922,692
Series II shares
Sold	552,516	$1,593,705	881,705	$2,989,528
Distributions reinvested	—	—	6,551,144	17,753,601
Repurchased	(1,615,608)	(4,810,723)	(2,945,735)	(13,270,527)
Net increase (decrease)	(1,063,092)	$(3,217,018)	4,487,114	$7,472,602
116

Portfolio share transactions, continued

Capital Appreciation Trust, Cont'd	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	513,210	$1,966,081	2,441,729	$12,497,984
Distributions reinvested	—	—	19,172,327	68,636,931
Repurchased	(4,828,019)	(19,197,221)	(14,153,878)	(89,845,306)
Net increase (decrease)	(4,314,809)	$(17,231,140)	7,460,178	$(8,710,391)
Total net increase (decrease)	(8,020,724)	$(30,662,316)	21,804,042	$26,684,903
Capital Appreciation Value Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	11,487	$126,722	279,297	$3,533,108
Distributions reinvested	—	—	103,135	1,078,795
Repurchased	(90,487)	(1,025,240)	(235,293)	(2,894,314)
Net increase (decrease)	(79,000)	$(898,518)	147,139	$1,717,589
Series II shares
Sold	33,289	$376,687	173,232	$2,162,633
Distributions reinvested	—	—	3,199,623	33,244,084
Repurchased	(1,182,445)	(13,206,374)	(2,062,895)	(25,197,069)
Net increase (decrease)	(1,149,156)	$(12,829,687)	1,309,960	$10,209,648
Series NAV shares
Sold	701,194	$7,780,071	1,059,824	$13,314,672
Distributions reinvested	—	—	2,456,435	25,596,052
Repurchased	(484,900)	(5,486,010)	(685,489)	(8,275,450)
Net increase	216,294	$2,294,061	2,830,770	$30,635,274
Total net increase (decrease)	(1,011,862)	$(11,434,144)	4,287,869	$42,562,511
Disciplined Value International Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	414,084	$5,887,779	254,516	$3,473,601
Distributions reinvested	—	—	210,183	2,480,160
Repurchased	(381,175)	(5,425,304)	(762,617)	(10,191,450)
Net increase (decrease)	32,909	$462,475	(297,918)	$(4,237,689)
Series II shares
Sold	107,244	$1,448,721	393,526	$5,581,463
Distributions reinvested	—	—	121,590	1,433,545
Repurchased	(238,961)	(3,389,100)	(564,873)	(7,565,208)
Net decrease	(131,717)	$(1,940,379)	(49,757)	$(550,200)
Series NAV shares
Sold	818,955	$11,699,049	1,181,307	$15,958,714
Distributions reinvested	—	—	478,480	5,593,431
Repurchased	(520,613)	(7,365,982)	(3,643,558)	(50,204,862)
Net increase (decrease)	298,342	$4,333,067	(1,983,771)	$(28,652,717)
Total net increase (decrease)	199,534	$2,855,163	(2,331,446)	$(33,440,606)
Emerging Markets Value Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	146,486	$1,343,669	203,912	$2,041,468
Distributions reinvested	—	—	26,504	214,150
Repurchased	(113,079)	(1,049,659)	(232,595)	(2,292,024)
Net increase (decrease)	33,407	$294,010	(2,179)	$(36,406)
Series II shares
Sold	77,096	$719,799	140,038	$1,416,664
Distributions reinvested	—	—	119,736	968,664
Repurchased	(360,560)	(3,390,297)	(548,312)	(5,365,984)
Net decrease	(283,464)	$(2,670,498)	(288,538)	$(2,980,656)
117

Portfolio share transactions, continued

Emerging Markets Value Trust, Cont'd	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	427,323	$3,990,155	1,417,004	$12,887,454
Distributions reinvested	—	—	845,050	6,819,553
Repurchased	(1,081,264)	(9,994,761)	(2,762,049)	(25,881,081)
Net decrease	(653,941)	$(6,004,606)	(499,995)	$(6,174,074)
Total net decrease	(903,998)	$(8,381,094)	(790,712)	$(9,191,136)
Equity Income Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	171,358	$2,374,304	373,302	$6,120,631
Distributions reinvested	—	—	2,138,259	28,609,907
Repurchased	(987,770)	(13,859,812)	(1,913,436)	(29,918,348)
Net increase (decrease)	(816,412)	$(11,485,508)	598,125	$4,812,190
Series II shares
Sold	279,584	$3,759,349	512,012	$8,000,525
Distributions reinvested	—	—	1,109,345	14,732,101
Repurchased	(751,584)	(10,436,663)	(1,329,637)	(20,712,986)
Net increase (decrease)	(472,000)	$(6,677,314)	291,720	$2,019,640
Series NAV shares
Sold	2,839,075	$39,276,312	2,509,607	$38,486,654
Distributions reinvested	—	—	10,399,252	138,102,068
Repurchased	(2,902,596)	(40,832,119)	(16,778,675)	(271,625,989)
Net decrease	(63,521)	$(1,555,807)	(3,869,816)	$(95,037,267)
Total net decrease	(1,351,933)	$(19,718,629)	(2,979,971)	$(88,205,437)
Financial Industries Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	262,859	$2,781,668	1,084,417	$16,798,122
Distributions reinvested	—	—	1,778,261	19,863,174
Repurchased	(1,310,256)	(13,911,595)	(2,594,321)	(37,040,959)
Net increase (decrease)	(1,047,397)	$(11,129,927)	268,357	$(379,663)
Series II shares
Sold	43,530	$452,333	242,009	$3,772,389
Distributions reinvested	—	—	308,896	3,410,210
Repurchased	(171,748)	(1,833,264)	(433,474)	(6,398,034)
Net increase (decrease)	(128,218)	$(1,380,931)	117,431	$784,565
Series NAV shares
Sold	56,120	$587,701	201,880	$2,997,287
Distributions reinvested	—	—	511,035	5,682,706
Repurchased	(176,799)	(1,906,011)	(382,881)	(5,828,390)
Net increase (decrease)	(120,679)	$(1,318,310)	330,034	$2,851,603
Total net increase (decrease)	(1,296,294)	$(13,829,168)	715,822	$3,256,505
Fundamental All Cap Core Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	325,894	$9,027,893	270,135	$8,279,141
Distributions reinvested	—	—	365,644	9,232,515
Repurchased	(394,509)	(10,920,621)	(969,300)	(30,118,608)
Net decrease	(68,615)	$(1,892,728)	(333,521)	$(12,606,952)
Series II shares
Sold	26,798	$739,140	109,970	$3,152,631
Distributions reinvested	—	—	168,557	4,237,517
Repurchased	(147,265)	(4,087,920)	(306,016)	(9,426,443)
Net decrease	(120,467)	$(3,348,780)	(27,489)	$(2,036,295)
118

Portfolio share transactions, continued

Fundamental All Cap Core Trust, Cont'd	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	97,684	$2,739,025	71,059	$1,965,309
Distributions reinvested	—	—	7,170,424	182,415,585
Repurchased	(3,038,182)	(84,864,944)	(5,342,624)	(165,588,376)
Net increase (decrease)	(2,940,498)	$(82,125,919)	1,898,859	$18,792,518
Total net increase (decrease)	(3,129,580)	$(87,367,427)	1,537,849	$4,149,271
Fundamental Large Cap Value Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	236,889	$5,724,734	484,457	$12,901,599
Distributions reinvested	—	—	2,765,338	59,869,578
Repurchased	(1,237,062)	(29,832,180)	(1,906,564)	(48,965,339)
Net increase (decrease)	(1,000,173)	$(24,107,446)	1,343,231	$23,805,838
Series II shares
Sold	11,786	$289,513	92,473	$2,345,895
Distributions reinvested	—	—	953,757	20,858,656
Repurchased	(488,793)	(11,989,084)	(848,830)	(22,155,525)
Net increase (decrease)	(477,007)	$(11,699,571)	197,400	$1,049,026
Series NAV shares
Sold	196,327	$4,734,140	992,762	$25,399,158
Distributions reinvested	—	—	1,054,231	22,834,638
Repurchased	(654,889)	(15,884,636)	(506,899)	(12,991,496)
Net increase (decrease)	(458,562)	$(11,150,496)	1,540,094	$35,242,300
Total net increase (decrease)	(1,935,742)	$(46,957,513)	3,080,725	$60,097,164
Global Equity Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	32,194	$658,501	242,517	$4,839,149
Distributions reinvested	—	—	1,097,880	20,793,841
Repurchased	(703,855)	(14,600,983)	(1,399,742)	(29,896,868)
Net decrease	(671,661)	$(13,942,482)	(59,345)	$(4,263,878)
Series II shares
Sold	5,096	$107,906	7,020	$146,361
Distributions reinvested	—	—	105,594	1,986,235
Repurchased	(77,342)	(1,592,337)	(207,796)	(4,561,661)
Net decrease	(72,246)	$(1,484,431)	(95,182)	$(2,429,065)
Series NAV shares
Sold	32,353	$666,688	152,212	$3,148,571
Distributions reinvested	—	—	204,986	3,880,386
Repurchased	(63,549)	(1,314,722)	(205,282)	(4,648,171)
Net increase (decrease)	(31,196)	$(648,034)	151,916	$2,380,786
Total net decrease	(775,103)	$(16,074,947)	(2,611)	$(4,312,157)
Health Sciences Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	25,850	$620,395	154,692	$4,126,842
Distributions reinvested	—	—	343,309	7,902,983
Repurchased	(230,221)	(5,484,809)	(347,337)	(9,018,924)
Net increase (decrease)	(204,371)	$(4,864,414)	150,664	$3,010,901
Series II shares
Sold	24,878	$518,303	127,268	$2,927,729
Distributions reinvested	—	—	381,868	7,645,003
Repurchased	(227,747)	(4,720,317)	(500,355)	(11,374,107)
Net increase (decrease)	(202,869)	$(4,202,014)	8,781	$(801,375)
119

Portfolio share transactions, continued

Health Sciences Trust, Cont'd	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	71,669	$1,751,310	347,866	$9,606,723
Distributions reinvested	—	—	777,648	18,360,269
Repurchased	(275,211)	(6,708,591)	(439,580)	(11,744,542)
Net increase (decrease)	(203,542)	$(4,957,281)	685,934	$16,222,450
Total net increase (decrease)	(610,782)	$(14,023,709)	845,379	$18,431,976
International Equity Index Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	683,429	$11,959,440	856,184	$14,889,089
Distributions reinvested	—	—	695,894	10,194,850
Repurchased	(948,882)	(16,514,697)	(1,843,574)	(32,227,631)
Net decrease	(265,453)	$(4,555,257)	(291,496)	$(7,143,692)
Series II shares
Sold	54,355	$962,915	94,307	$1,636,255
Distributions reinvested	—	—	39,723	583,130
Repurchased	(79,487)	(1,381,746)	(228,168)	(3,980,157)
Net decrease	(25,132)	$(418,831)	(94,138)	$(1,760,772)
Series NAV shares
Sold	547,577	$9,586,318	4,925,098	$94,006,076
Distributions reinvested	—	—	1,114,218	16,312,146
Repurchased	(1,574,551)	(27,706,207)	(3,797,835)	(68,674,931)
Net increase (decrease)	(1,026,974)	$(18,119,889)	2,241,481	$41,643,291
Total net increase (decrease)	(1,317,559)	$(23,093,977)	1,855,847	$32,738,827
International Small Company Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	69,838	$837,679	48,100	$578,298
Distributions reinvested	—	—	186,615	1,961,324
Repurchased	(189,278)	(2,356,419)	(236,271)	(3,039,410)
Net decrease	(119,440)	$(1,518,740)	(1,556)	$(499,788)
Series II shares
Sold	32,813	$407,802	59,142	$749,592
Distributions reinvested	—	—	106,684	1,120,179
Repurchased	(40,847)	(505,309)	(128,833)	(1,777,767)
Net increase (decrease)	(8,034)	$(97,507)	36,993	$92,004
Series NAV shares
Sold	171,406	$2,141,097	1,078,935	$14,355,495
Distributions reinvested	—	—	740,408	7,781,693
Repurchased	(427,273)	(5,317,709)	(1,494,698)	(18,366,096)
Net increase (decrease)	(255,867)	$(3,176,612)	324,645	$3,771,092
Total net increase (decrease)	(383,341)	$(4,792,859)	360,082	$3,363,308
Lifestyle Balanced Portfolio	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	309,963	$4,138,216	108,574	$1,571,824
Distributions reinvested	—	—	299,180	3,723,778
Repurchased	(193,437)	(2,557,516)	(335,774)	(4,911,394)
Net increase	116,526	$1,580,700	71,980	$384,208
Series II shares
Sold	1,137,864	$15,021,896	1,800,403	$26,420,348
Distributions reinvested	—	—	6,684,532	83,290,674
Repurchased	(3,211,395)	(42,279,054)	(9,692,478)	(143,162,085)
Net decrease	(2,073,531)	$(27,257,158)	(1,207,543)	$(33,451,063)
120

Portfolio share transactions, continued

Lifestyle Balanced Portfolio, Cont'd	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	212,563	$2,809,838	677,295	$9,455,184
Distributions reinvested	—	—	1,251,214	15,561,223
Repurchased	(406,282)	(5,371,443)	(629,540)	(9,242,763)
Net increase (decrease)	(193,719)	$(2,561,605)	1,298,969	$15,773,644
Total net increase (decrease)	(2,150,724)	$(28,238,063)	163,406	$(17,293,211)
Lifestyle Conservative Portfolio	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	48,790	$550,945	260,082	$3,295,265
Distributions reinvested	—	—	111,281	1,219,199
Repurchased	(119,129)	(1,365,931)	(384,165)	(4,870,792)
Net decrease	(70,339)	$(814,986)	(12,802)	$(356,328)
Series II shares
Sold	637,503	$7,289,349	1,089,568	$13,657,491
Distributions reinvested	—	—	1,098,945	12,042,860
Repurchased	(875,791)	(10,007,393)	(3,306,046)	(41,594,576)
Net decrease	(238,288)	$(2,718,044)	(1,117,533)	$(15,894,225)
Series NAV shares
Sold	14,100	$161,734	178,734	$2,192,673
Distributions reinvested	—	—	56,611	619,523
Repurchased	(116,667)	(1,342,437)	(88,198)	(1,128,710)
Net increase (decrease)	(102,567)	$(1,180,703)	147,147	$1,683,486
Total net decrease	(411,194)	$(4,713,733)	(983,188)	$(14,567,067)
Lifestyle Growth Portfolio	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	31,990	$449,442	252,271	$4,014,886
Distributions reinvested	—	—	2,322,150	30,241,595
Repurchased	(821,066)	(11,400,600)	(1,427,281)	(22,822,787)
Net increase (decrease)	(789,076)	$(10,951,158)	1,147,140	$11,433,694
Series II shares
Sold	432,682	$6,045,857	2,025,551	$33,484,927
Distributions reinvested	—	—	49,729,037	647,255,878
Repurchased	(16,885,278)	(234,915,626)	(34,683,661)	(554,506,480)
Net increase (decrease)	(16,452,596)	$(228,869,769)	17,070,927	$126,234,325
Series NAV shares
Sold	389,425	$5,414,020	1,145,829	$18,345,669
Distributions reinvested	—	—	5,897,578	76,795,903
Repurchased	(671,082)	(9,341,623)	(1,028,009)	(16,734,773)
Net increase (decrease)	(281,657)	$(3,927,603)	6,015,398	$78,406,799
Total net increase (decrease)	(17,523,329)	$(243,748,530)	24,233,465	$216,074,818
Lifestyle Moderate Portfolio	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	6,370	$78,227	51,600	$723,171
Distributions reinvested	—	—	113,432	1,347,535
Repurchased	(52,904)	(659,146)	(148,330)	(2,118,575)
Net increase (decrease)	(46,534)	$(580,919)	16,702	$(47,869)
Series II shares
Sold	570,549	$7,197,368	1,049,266	$14,651,039
Distributions reinvested	—	—	1,990,938	23,679,443
Repurchased	(1,099,673)	(13,804,733)	(3,407,519)	(47,458,410)
Net decrease	(529,124)	$(6,607,365)	(367,315)	$(9,127,928)
121

Portfolio share transactions, continued

Lifestyle Moderate Portfolio, Cont'd	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	102,843	$1,289,956	388,360	$5,341,648
Distributions reinvested	—	—	346,202	4,112,909
Repurchased	(95,915)	(1,198,146)	(314,835)	(4,392,892)
Net increase	6,928	$91,810	419,727	$5,061,665
Total net increase (decrease)	(568,730)	$(7,096,474)	69,114	$(4,114,132)
Mid Cap Growth Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	153,584	$1,185,953	474,958	$5,996,906
Distributions reinvested	—	—	7,921,332	55,924,606
Repurchased	(1,281,616)	(9,924,903)	(1,615,434)	(20,019,596)
Net increase (decrease)	(1,128,032)	$(8,738,950)	6,780,856	$41,901,916
Series II shares
Sold	65,650	$396,649	201,275	$1,949,666
Distributions reinvested	—	—	5,358,939	29,634,931
Repurchased	(910,630)	(5,511,415)	(978,547)	(11,343,695)
Net increase (decrease)	(844,980)	$(5,114,766)	4,581,667	$20,240,902
Series NAV shares
Sold	663,806	$5,332,742	4,267,005	$55,621,997
Distributions reinvested	—	—	21,390,138	158,500,923
Repurchased	(2,894,604)	(24,030,111)	(6,680,194)	(96,826,022)
Net increase (decrease)	(2,230,798)	$(18,697,369)	18,976,949	$117,296,898
Total net increase (decrease)	(4,203,810)	$(32,551,085)	30,339,472	$179,439,716
Mid Cap Index Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	454,354	$8,548,206	483,842	$10,427,675
Distributions reinvested	—	—	7,612,684	134,972,895
Repurchased	(2,857,554)	(53,504,295)	(5,114,569)	(108,063,655)
Net increase (decrease)	(2,403,200)	$(44,956,089)	2,981,957	$37,336,915
Series II shares
Sold	15,254	$276,154	9,031	$208,383
Distributions reinvested	—	—	497,835	8,761,887
Repurchased	(218,866)	(4,103,612)	(421,611)	(9,018,764)
Net increase (decrease)	(203,612)	$(3,827,458)	85,255	$(48,494)
Series NAV shares
Sold	314,674	$5,939,000	581,559	$12,558,395
Distributions reinvested	—	—	2,071,983	36,736,251
Repurchased	(530,144)	(10,031,554)	(1,607,197)	(34,747,358)
Net increase (decrease)	(215,470)	$(4,092,554)	1,046,345	$14,547,288
Total net increase (decrease)	(2,822,282)	$(52,876,101)	4,113,557	$51,835,709
Mid Value Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	649,178	$6,865,925	1,887,361	$21,863,151
Distributions reinvested	—	—	2,939,583	27,955,439
Repurchased	(1,897,422)	(19,565,683)	(2,676,534)	(30,236,736)
Net increase (decrease)	(1,248,244)	$(12,699,758)	2,150,410	$19,581,854
Series II shares
Sold	111,457	$1,202,403	402,906	$4,512,144
Distributions reinvested	—	—	665,152	6,338,897
Repurchased	(349,151)	(3,642,551)	(656,453)	(7,347,098)
Net increase (decrease)	(237,694)	$(2,440,148)	411,605	$3,503,943
122

Portfolio share transactions, continued

Mid Value Trust, Cont'd	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,616,113	$16,157,681	1,237,635	$13,789,529
Distributions reinvested	—	—	4,012,010	37,793,133
Repurchased	(886,064)	(9,221,518)	(5,971,524)	(70,395,258)
Net increase (decrease)	730,049	$6,936,163	(721,879)	$(18,812,596)
Total net increase (decrease)	(755,889)	$(8,203,743)	1,840,136	$4,273,201
Real Estate Securities Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	15,623	$279,315	60,531	$1,288,229
Distributions reinvested	—	—	332,206	5,670,752
Repurchased	(127,970)	(2,316,452)	(344,283)	(7,713,498)
Net increase (decrease)	(112,347)	$(2,037,137)	48,454	$(754,517)
Series II shares
Sold	5,887	$100,516	115,979	$2,672,394
Distributions reinvested	—	—	175,598	2,995,698
Repurchased	(171,887)	(3,061,663)	(307,431)	(7,256,992)
Net decrease	(166,000)	$(2,961,147)	(15,854)	$(1,588,900)
Series NAV shares
Sold	177,240	$3,183,663	1,022,353	$23,449,641
Distributions reinvested	—	—	1,408,695	23,849,206
Repurchased	(545,619)	(9,764,415)	(1,764,430)	(38,435,032)
Net increase (decrease)	(368,379)	$(6,580,752)	666,618	$8,863,815
Total net increase (decrease)	(646,726)	$(11,579,036)	699,218	$6,520,398
Science & Technology Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,897,673	$28,373,298	993,874	$20,805,507
Distributions reinvested	—	—	20,968,397	240,507,519
Repurchased	(2,040,686)	(28,526,062)	(4,152,187)	(96,928,182)
Net increase (decrease)	(143,013)	$(152,764)	17,810,084	$164,384,844
Series II shares
Sold	398,250	$4,990,311	129,298	$2,351,858
Distributions reinvested	—	—	2,493,306	23,611,608
Repurchased	(622,802)	(7,373,380)	(505,560)	(12,070,969)
Net increase (decrease)	(224,552)	$(2,383,069)	2,117,044	$13,892,497
Series NAV shares
Sold	438,651	$6,616,571	602,365	$13,828,818
Distributions reinvested	—	—	4,262,348	50,977,686
Repurchased	(433,224)	(6,541,711)	(445,063)	(11,404,961)
Net increase	5,427	$74,860	4,419,650	$53,401,543
Total net increase (decrease)	(362,138)	$(2,460,973)	24,346,778	$231,678,884
Small Cap Index Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	882,026	$10,624,924	1,159,810	$16,343,787
Distributions reinvested	—	—	4,627,769	54,468,844
Repurchased	(1,742,256)	(20,807,744)	(2,942,082)	(41,440,097)
Net increase (decrease)	(860,230)	$(10,182,820)	2,845,497	$29,372,534
Series II shares
Sold	14,627	$168,518	54,871	$770,472
Distributions reinvested	—	—	360,990	4,212,751
Repurchased	(158,315)	(1,923,053)	(276,623)	(3,879,308)
Net increase (decrease)	(143,688)	$(1,754,535)	139,238	$1,103,915
123

Portfolio share transactions, continued

Small Cap Index Trust, Cont'd	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	353,673	$4,210,475	780,666	$10,923,779
Distributions reinvested	—	—	1,666,296	19,645,629
Repurchased	(470,252)	(5,664,030)	(1,429,921)	(20,593,422)
Net increase (decrease)	(116,579)	$(1,453,555)	1,017,041	$9,975,986
Total net increase (decrease)	(1,120,497)	$(13,390,910)	4,001,776	$40,452,435
Small Cap Opportunities Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	16,805	$459,178	97,570	$2,894,788
Distributions reinvested	—	—	456,445	11,570,880
Repurchased	(123,777)	(3,284,303)	(336,282)	(10,039,296)
Net increase (decrease)	(106,972)	$(2,825,125)	217,733	$4,426,372
Series II shares
Sold	13,795	$359,362	53,084	$1,442,610
Distributions reinvested	—	—	171,107	4,214,354
Repurchased	(94,134)	(2,466,987)	(161,975)	(4,670,639)
Net increase (decrease)	(80,339)	$(2,107,625)	62,216	$986,325
Series NAV shares
Sold	92,019	$2,409,430	506,103	$15,060,834
Distributions reinvested	—	—	265,844	6,675,349
Repurchased	(40,075)	(1,078,821)	(99,461)	(2,956,342)
Net increase	51,944	$1,330,609	672,486	$18,779,841
Total net increase (decrease)	(135,367)	$(3,602,141)	952,435	$24,192,538
Small Cap Stock Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	540,379	$2,834,300	663,768	$4,907,556
Distributions reinvested	—	—	4,028,836	20,748,505
Repurchased	(976,937)	(5,078,154)	(1,921,384)	(14,463,192)
Net increase (decrease)	(436,558)	$(2,243,854)	2,771,220	$11,192,869
Series II shares
Sold	57,261	$258,178	133,372	$806,059
Distributions reinvested	—	—	1,656,321	7,254,687
Repurchased	(503,648)	(2,219,403)	(732,148)	(4,485,859)
Net increase (decrease)	(446,387)	$(1,961,225)	1,057,545	$3,574,887
Series NAV shares
Sold	528,412	$2,830,010	432,031	$3,094,082
Distributions reinvested	—	—	8,767,136	46,816,507
Repurchased	(628,742)	(3,423,936)	(2,734,715)	(22,400,144)
Net increase (decrease)	(100,330)	$(593,926)	6,464,452	$27,510,445
Total net increase (decrease)	(983,275)	$(4,799,005)	10,293,217	$42,278,201
Small Cap Value Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	89,355	$1,249,276	392,402	$6,508,219
Distributions reinvested	—	—	1,901,625	25,481,781
Repurchased	(1,138,967)	(15,864,338)	(1,862,551)	(30,296,336)
Net increase (decrease)	(1,049,612)	$(14,615,062)	431,476	$1,693,664
Series II shares
Sold	32,102	$452,221	161,451	$2,668,108
Distributions reinvested	—	—	281,524	3,738,639
Repurchased	(171,843)	(2,312,801)	(353,463)	(5,821,939)
Net increase (decrease)	(139,741)	$(1,860,580)	89,512	$584,808
124

Portfolio share transactions, continued

Small Cap Value Trust, Cont'd	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	2,044,880	$27,945,303	1,229,398	$18,152,101
Distributions reinvested	—	—	3,535,566	47,129,095
Repurchased	(820,350)	(11,448,652)	(3,486,794)	(59,032,856)
Net increase	1,224,530	$16,496,651	1,278,170	$6,248,340
Total net increase	35,177	$21,009	1,799,158	$8,526,812
Small Company Value Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	36,455	$327,756	181,155	$1,870,291
Distributions reinvested	—	—	689,328	6,135,017
Repurchased	(282,569)	(2,538,425)	(590,227)	(6,301,641)
Net increase (decrease)	(246,114)	$(2,210,669)	280,256	$1,703,667
Series II shares
Sold	27,760	$231,130	75,857	$774,177
Distributions reinvested	—	—	588,506	4,931,682
Repurchased	(221,315)	(1,867,040)	(541,981)	(5,392,907)
Net increase (decrease)	(193,555)	$(1,635,910)	122,382	$312,952
Series NAV shares
Sold	207,798	$1,819,029	404,303	$4,304,911
Distributions reinvested	—	—	897,310	7,932,221
Repurchased	(737,377)	(6,376,520)	(482,487)	(5,059,230)
Net increase (decrease)	(529,579)	$(4,557,491)	819,126	$7,177,902
Total net increase (decrease)	(969,248)	$(8,404,070)	1,221,764	$9,194,521
Strategic Equity Allocation Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	145,398	$2,283,102	5,734,507	$103,462,422
Distributions reinvested	—	—	90,277,463	1,325,273,153
Repurchased	(32,176,619)	(527,112,174)	(52,290,796)	(985,501,439)
Net increase (decrease)	(32,031,221)	$(524,829,072)	43,721,174	$443,234,136
Total net increase (decrease)	(32,031,221)	$(524,829,072)	43,721,174	$443,234,136
Total Stock Market Index Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	281,698	$6,319,375	743,513	$18,741,014
Distributions reinvested	—	—	3,349,185	70,332,892
Repurchased	(1,303,085)	(28,881,541)	(3,259,410)	(82,750,719)
Net increase (decrease)	(1,021,387)	$(22,562,166)	833,288	$6,323,187
Series II shares
Sold	56,769	$1,274,981	16,813	$403,035
Distributions reinvested	—	—	286,785	5,990,945
Repurchased	(101,188)	(2,252,929)	(163,141)	(4,101,240)
Net increase (decrease)	(44,419)	$(977,948)	140,457	$2,292,740
Series NAV shares
Sold	298,358	$6,635,005	306,224	$7,714,852
Distributions reinvested	—	—	1,436,334	30,163,023
Repurchased	(177,772)	(3,981,758)	(801,651)	(21,087,189)
Net increase	120,586	$2,653,247	940,907	$16,790,686
Total net increase (decrease)	(945,220)	$(20,886,867)	1,914,652	$25,406,613
Affiliates of the Trust owned 100% of shares of the portfolios, with the exception of Emerging Markets Value Trust, Financial Industries Trust, Fundamental All Cap Core Trust and International Small Company Trust, where affiliates owned 99.40%, 80.89%, 99.55% and 78.86% of Series II, respectively, and Emerging Markets Value Trust and International Equity Index Trust, where affiliates owned 59.84% and 99.96% of Series NAV, respectively, on June 30, 2023. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
125

7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended June 30, 2023:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
500 Index Trust	—	$70,271,512	—	$60,099,056
American Asset Allocation Trust	—	49,223,599	—	66,025,718
American Global Growth Trust	—	16,083,241	—	16,655,959
American Growth Trust	—	50,356,095	—	72,980,668
American Growth-Income Trust	—	51,515,844	—	58,181,520
American International Trust	—	6,735,405	—	26,464,889
Blue Chip Growth Trust	—	136,023,746	—	313,829,659
Capital Appreciation Trust	—	89,401,355	—	119,983,072
Capital Appreciation Value Trust	$38,525,437	123,646,955	$39,836,759	129,267,680
Disciplined Value International Trust	—	122,835,505	—	114,103,014
Emerging Markets Value Trust	—	8,570,952	—	14,013,393
Equity Income Trust	—	157,051,616	—	165,170,454
Financial Industries Trust	—	40,778,751	—	53,514,469
Fundamental All Cap Core Trust	—	207,502,270	—	252,430,826
Fundamental Large Cap Value Trust	—	49,369,441	—	114,894,635
Global Equity Trust	—	68,339,691	—	84,399,355
Health Sciences Trust	—	56,142,361	—	68,694,374
International Equity Index Trust	—	11,034,959	—	22,177,382
International Small Company Trust	—	4,045,500	—	7,640,421
Lifestyle Balanced Portfolio	—	17,657,758	—	47,188,387
Lifestyle Conservative Portfolio	—	7,215,109	—	12,199,946
Lifestyle Growth Portfolio	—	5,359,945	—	256,172,073
Lifestyle Moderate Portfolio	—	7,184,476	—	14,691,349
Mid Cap Growth Trust	—	294,938,900	—	326,084,974
Mid Cap Index Trust	—	88,956,137	—	142,804,852
Mid Value Trust	—	175,711,313	—	168,911,195
Real Estate Securities Trust	—	170,339,282	—	173,219,365
Science & Technology Trust	—	420,358,164	—	459,778,041
Small Cap Index Trust	—	43,278,497	—	53,658,911
Small Cap Opportunities Trust	—	15,547,402	—	18,434,167
Small Cap Stock Trust	—	69,422,909	—	75,167,755
Small Cap Value Trust	—	114,235,739	—	107,968,732
Small Company Value Trust	—	18,832,264	—	24,987,526
Strategic Equity Allocation Trust	—	119,155,567	—	627,861,735
Total Stock Market Index Trust	—	16,187,266	—	21,797,428
8.  Industry or sector risk
The portfolios may invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a portfolio's assets are economically tied to a single or small number of industries or sectors of the economy, the portfolio will be less diversified than a more broadly diversified portfolio, and it may cause the portfolio to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the portfolio’s NAV more volatile. Further, a portfolio that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
9.  Investment in affiliated underlying funds
The Lifestyle Portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The Lifestyle Portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each affiliated underlying funds’ net assets. At June 30, 2023, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
Portfolio	Affiliated Fund	Percentage of underlying fund net assets
Lifestyle Balanced Portfolio	Select Bond Trust	7.7%
	Strategic Equity Allocation Trust	6.6%
Lifestyle Growth Portfolio	Strategic Equity Allocation Trust	50%
	Select Bond Trust	24.5%
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
126

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
500 Index Trust
John Hancock Collateral Trust*	30,664,507	$221,283,201	$348,555,331	$(263,322,596)	$98,002	$(128,325)	$5,606,601	—	$306,485,613
Blue Chip Growth Trust
John Hancock Collateral Trust*	112,394	$1,169,436	$11,725,501	$(11,770,801)	$(390)	$(390)	$2,227	—	$1,123,356
Capital Appreciation Trust
John Hancock Collateral Trust*	—	$2,849,917	$2,045,123	$(4,895,501)	$433	$28	$776	—	—
Capital Appreciation Value Trust
John Hancock Collateral Trust*	—	—	$5,364,300	$(5,363,865)	$(435)	—	$12,998	—	—
Disciplined Value International Trust
John Hancock Collateral Trust*	72,772	—	$41,488,929	$(40,761,188)	$(355)	$(44)	$44,835	—	$727,342
Emerging Markets Value Trust
John Hancock Collateral Trust*	23,246	—	$4,583,522	$(4,350,913)	$(259)	$(12)	$6,979	—	$232,338
Equity Income Trust
John Hancock Collateral Trust*	181,460	$56,404,547	$116,904,129	$(171,495,001)	$(541)	$518	$38,957	—	$1,813,652
Financial Industries Trust
John Hancock Collateral Trust	259,281	$5,681,050	$35,889,148	$(38,980,071)	$1,547	$(213)	$42,783	—	$2,591,461
Fundamental All Cap Core Trust
John Hancock Collateral Trust	2,359,067	$45,794,358	$99,438,495	$(121,653,807)	$1,921	$(2,561)	$527,959	—	$23,578,406
Fundamental Large Cap Value Trust
John Hancock Collateral Trust	2,921,102	$6,104,753	$70,917,615	$(47,821,541)	$(2,741)	$(2,251)	$389,620	—	$29,195,835
International Equity Index Trust
John Hancock Collateral Trust*	34,627	$142,499	$45,963,085	$(45,758,472)	$(1,034)	$9	$49,367	—	$346,087
International Small Company Trust
John Hancock Collateral Trust*	137,438	—	$4,247,326	$(2,873,366)	$(159)	$(132)	$21,841	—	$1,373,669
Lifestyle Balanced Portfolio
Select Bond Trust	39,294,777	$447,978,362	$14,835,769	$(12,824,588)	$(2,042,232)	$14,159,270	—	—	$462,106,581
Strategic Equity Allocation Trust	27,741,039	450,984,436	2,821,990	(34,363,799)	(1,800,287)	63,109,866	—	—	480,752,206
					$(3,842,519)	$77,269,136	—	—	$942,858,787
Lifestyle Conservative Portfolio
John Hancock Collateral Trust	5,232	$21,217	$53,433	$(22,343)	$(2)	$(10)	$873	—	$52,295
Select Bond Trust	11,460,464	132,228,407	4,313,034	(5,345,378)	(779,169)	4,358,165	—	—	134,775,059
Strategic Equity Allocation Trust	1,944,245	33,107,732	2,902,076	(6,854,569)	(931,500)	5,470,026	—	—	33,693,765
					$(1,710,671)	$9,828,181	$873	—	$168,521,119
Lifestyle Growth Portfolio
John Hancock Collateral Trust	1	—	$1,417,572	$(1,417,575)	$14	—	$604	—	$11
Select Bond Trust	124,736,243	$1,439,741,831	5,359,947	(17,223,861)	(3,008,331)	$42,028,634	—	—	1,466,898,220
Strategic Equity Allocation Trust	211,200,252	3,432,899,552	—	(238,948,213)	(14,891,926)	481,040,962	—	—	3,660,100,375
					$(17,900,243)	$523,069,596	$604	—	$5,126,998,606
Lifestyle Moderate Portfolio
127

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,823	$15,630	$52,976	$(30,388)	$3	$(11)	$618	—	$38,210
Select Bond Trust	14,489,338	164,008,718	5,887,968	(3,967,025)	(634,860)	5,099,815	—	—	170,394,616
Strategic Equity Allocation Trust	6,704,710	110,661,403	1,296,508	(10,724,324)	(7,213)	14,966,250	—	—	116,192,624
					$(642,070)	$20,066,054	$618	—	$286,625,450
Mid Cap Growth Trust
John Hancock Collateral Trust*	1,916,099	$15,839,582	$114,805,354	$(111,490,155)	$(3,425)	$(331)	$158,583	—	$19,151,025
Mid Cap Index Trust
John Hancock Collateral Trust*	7,342,026	$37,907,021	$259,068,518	$(223,587,246)	$5,079	$(11,286)	$739,688	—	$73,382,086
Mid Value Trust
John Hancock Collateral Trust*	496,375	$13,043,847	$81,006,278	$(89,083,803)	$(4,187)	$(964)	$15,003	—	$4,961,171
Real Estate Securities Trust
John Hancock Collateral Trust*	—	—	$4,153,865	$(4,153,893)	$28	—	$82	—	—
Science & Technology Trust
John Hancock Collateral Trust*	100,898	$2,946,108	$32,947,570	$(34,885,212)	$234	$(239)	$13,370	—	$1,008,461
Small Cap Index Trust
John Hancock Collateral Trust*	2,854,500	$24,839,413	$60,168,780	$(56,475,235)	$7,004	$(9,804)	$789,934	—	$28,530,158
Small Cap Opportunities Trust
John Hancock Collateral Trust*	65,294	$914,649	$4,747,315	$(5,009,269)	$150	$(246)	$2,571	—	$652,599
Small Cap Stock Trust
John Hancock Collateral Trust*	881,983	$6,298,427	$74,536,326	$(72,018,976)	$59	$(591)	$34,969	—	$8,815,245
Small Cap Value Trust
John Hancock Collateral Trust*	137,084	$6,088,199	$38,460,275	$(43,176,363)	$(1,905)	$(75)	$19,147	—	$1,370,131
Small Company Value Trust
John Hancock Collateral Trust*	207,769	$846,797	$12,988,646	$(11,758,726)	$(121)	$17	$10,355	—	$2,076,613
Strategic Equity Allocation Trust
John Hancock Collateral Trust*	30,948,076	$234,391,847	$840,055,482	$(765,104,863)	$49,867	$(72,503)	$4,975,094	—	$309,319,830
Total Stock Market Index Trust
John Hancock Collateral Trust*	1,842,578	$25,260,797	$52,380,748	$(59,223,300)	$2,744	$(4,787)	$443,032	—	$18,416,202
*	Refer to the Securities lending note within Note 2 for details regarding this investment.
10.  Investment in affiliates of advisor
Information regarding the portfolios’ fiscal year to date purchases and sales of affiliated investments of the advisor as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Equity Index Trust
Manulife Financial Corp.	64,200	$1,212,851	—	$(69,962)	$(4,118)	$74,717	$30,292	—	$1,213,488
128

11.  Investment by affiliated funds
Certain investors in the portfolios are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the portfolios' net assets. At June 30, 2023, the following fund(s) had an affiliate ownership of 5% or more of the portfolios' net assets:
Portfolio	Affiliated Concentration
Blue Chip Growth Trust	24.9%
Equity Income Trust	43.2%
Mid Cap Growth Trust	24.1%
Mid Value Trust	31.8%
Small Cap Value Trust	30.5%
Strategic Equity Allocation Trust	100%
12.  Restricted securities
The portfolios may hold restricted securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at June 30, 2023:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Mid Cap Growth Trust
Essence Group Holdings Corp.	5-1-14	$2,731,549	1,663,188	—	—	1,663,188	0.3%	$1,945,930
Lookout, Inc., Series F	7-31-14	2,338,736	211,003	—	—	211,003	0.3%	1,675,364
								$3,621,294
13.  LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate and these effects could be experienced until the permanent cessation of the majority of U.S. LIBOR rates in 2023. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR maturities, including some U.S. LIBOR maturities, on December 31, 2021, and ceased publishing the remaining and most liquid U.S. LIBOR maturities on June 30, 2023 on a representative basis. The 1-, 3- and 6-month USD LIBOR maturities will continue to be published based on a synthetic methodology through September 30, 2024 and are permitted to be used in all legacy contracts except cleared derivatives. It is expected that market participants have or will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. Additionally, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will adopt alternative rates such as SOFR or otherwise amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. Uncertainty and risk remain regarding the willingness and ability of issuers and lenders to include alternative rates and revised provisions in new and existing contracts or instruments. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
14.  New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
15.  Other matters
The Jones Group
Strategic Equity Allocation Trust, Small Cap Index Trust, Small Cap Opportunities Trust, and other affiliates have been named as defendants in a lawsuit related to The Jones Group, a fashion company. It is alleged that in 2014, The Jones Group consummated a series of transactions that rendered it insolvent, increased debt, significantly decreased its assets, and distributed more than $1 billion to its shareholders, all to the detriment of the company and its creditors. Equivalent lawsuits have been filed in California, New Jersey, Texas, Illinois and Florida. The total amounts at issue for Strategic Equity Allocation Trust, Small Cap Index Trust, and Small Cap Opportunities Trust are approximately $375,000, $320,000, and $191,000, respectively.
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Other matters, continued

On March 30, 2020, the plaintiffs filed a Motion for Transfer of Actions to the District of Massachusetts. The plaintiffs were seeking to consolidate 13 actions in 6 different federal districts against 188 defendants in a Multidistrict Panel in Massachusetts. $550 million is being sought from these 188 defendants. On April 27, 2020, the shareholder defendants filed their response to plaintiffs’ Motion to Transfer. On June 2, 2020, the United States Judicial Panel on Multidistrict Litigation issued a Transfer Order sending all the cases to the Southern District of New York. Accordingly, the litigation will be governed by Second Circuit precedent.
On June 12, 2020, a Scheduling Order was issued. On June 29, 2020, a global Motion to Dismiss Under the Safe Harbor of Section 546(e) of the Bankruptcy Code was filed by the defendants. On August 27, 2020, the Motion to Dismiss was granted. Following the dismissal, appeals were filed by the plaintiffs and are pending.
At this time, the portfolios cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the portfolios or if the portfolios enter into a settlement agreement with the plaintiffs, depending upon the circumstances, the payment of such judgement or settlement could have an adverse effect on the portfolios’ net asset value.
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John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement and Sub-Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report except those otherwise noted below (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 26 - 29, 2023 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 30 - June 1, 2023. The Board also receives information relating to the proposed continuation of the agreements noted above throughout the year on an on-going basis. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
The following Funds are feeder funds, which invest all of their assets in master funds: American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust. These Funds do not pay an advisory fee at the Fund level and do not have advisory agreements.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 26 - 29, 2023, the Board, including the Independent Trustees, reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisors (and sub-subadvisors) (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds in this report, except as noted above.
In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisors in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;
(b) the background, qualifications and skills of the Advisor’s personnel;
(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

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(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f) the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to contract holders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a) reviewed information prepared by management regarding the Funds' performance;
(b) considered the comparative performance of each Fund’s respective benchmark;
(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d) took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile and/or the Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board considered steps the Advisor had taken or plans to take to address performance and concluded that such performance is being monitored and reasonably being addressed.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisors. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.
The Board took into account management’s discussion with respect to the overall management fee, the fees of each Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisors. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
In addition, in the case of each Lifestyle Portfolio (each a Fund of Funds), the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund of Funds and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with the Funds of Funds' investments in the underlying portfolios, and made a finding that the Funds of Funds' expenses do not duplicate the fees and expenses of the underlying portfolios.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:
(a) reviewed financial information of the Advisor;
(b) reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;
(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;
(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e) considered fall out benefits to the Advisor, including (but not limited to), benefits to affiliates, such as that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract holders under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f) considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g) noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;
(h) noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;
(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;

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Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(j) noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arm’s length with respect to the unaffiliated Subadvisors;
(k) with respect to each Fund of Funds, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest;
(l) considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(m) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a) with respect to each Fund (except those discussed specifically below), considered that the Advisor has agreed to waive a portion of its management fee for such Fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years;
(The Funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Funds II and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.)
(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints; and
(c) the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreements
In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock group of funds);
(2)	the historical and current performance of the fund and comparative performance information relating to the Fund’s benchmark and comparable funds based on the median percentile;
(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisors.
Nature, extent, and quality of services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process.The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws.  The Board also took into account the financial condition of each Subadvisor.
The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.
In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.
Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each

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Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group based on the median percentile and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)	Each Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	Although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s respective benchmarks based on the median percentile, with the exceptions noted in Appendix A (with respect to such exceptions, the Board considered the steps the Subadvisor had taken or plans to take to address performance and concluded that performance is being monitored and reasonably being addressed);
(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, certain breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.
In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund of Funds and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements and subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

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John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2022	Fees and Expenses	Comments
500 Index Trust (Manulife Investment Management (North America) Limited)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-year period and outperformed the peer group median for the three-, five- and ten-year periods.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the one-year period.
The Board noted the Trust’s favorable performance relative to the peer group median for the three, five- and ten-year periods.
The Board also noted the Trust’s low performance dispersion relative to its benchmark index.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Blue Chip Growth Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended May 31, 2023.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
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John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2022	Fees and Expenses	Comments
Capital Appreciation Trust (Jennison Associates LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three- and five-year periods and outperformed the peer group median for the ten-year period.	The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and for the one-, three- and five-year periods relative to the peer group median including the impact of past and current market conditions on the Fund’s strategy and management’s outlook for the Trust.
The Board noted the Trust’s favorable performance relative to the peer group median for the ten-year period.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark Index for the year-to-date period ended May 31, 2023.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Capital Appreciation Value Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board noted the Trust's favorable performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses.
Disciplined Value International Trust (Boston Partners Global Investors, Inc.)	Benchmark Index – The Trust outperformed the benchmark index for the one- and three-year periods and underperformed the benchmark index for the five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the five- and ten-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one- and three-year periods and the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
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Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2022	Fees and Expenses	Comments
Emerging Markets Value Trust (Dimensional Fund Advisors LP)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three- and five-year periods and underperformed for the ten-year period.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are equal to the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the ten-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three- and five-year periods and to the peer group median for the one-, three-, five- and ten-year periods.
The Board noted the Trust’s net management fees are lower than the peer group median and the net total expenses are equal to the peer group median.
Equity Income Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three- and five-year periods and underperformed the benchmark index for the ten-year period.
Broadridge Category – The Trust outperformed the peer group median for the one-year period and underperformed the peer group median for the three-, five- and ten-year periods.	The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the ten-year period and to the peer group median for the three-, five- and ten-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three- and five-year periods and to the peer group median for the one-year period.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Financial Industries Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three- and five-year periods and underperformed the peer group median for the ten-year period.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the ten-year period.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses.
137

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2022	Fees and Expenses	Comments
Fundamental All Cap Core Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one- and five-year periods and outperformed the benchmark index for the three- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three- and ten-year periods and underperformed the peer group median for the five-year period.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one- and five-year periods and to the peer group median for the five-year period.
The Board noted the Trust’s favorable performance relative to the benchmark index for the three- and ten-year periods and to the peer group median for the one-, three- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Fundamental Large Cap Value Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-year period and outperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-year period and outperformed the peer group median for the three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index and to the peer group median for the one-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group for the three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
138

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2022	Fees and Expenses	Comments
Global Equity Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the three-, five- and ten-year periods and for the one-, three-, five- and ten-year periods relative to the peer group median including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-year period.
The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended May 31, 2023.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Health Sciences Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust underperformed the benchmark index for the one-year period and outperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three- and five-year periods and outperformed the peer group median for the ten-year period.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-year periods and to the peer group median for the one-, three- and five-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the three-, five- and ten-year periods and to the peer group median for the ten-year period.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
139

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2022	Fees and Expenses	Comments
International Equity Index Trust (SSGA Funds Management, Inc.)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median.
The Board also noted the Trust’s low performance dispersion relative to its benchmark index.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
International Small Company Trust (Dimensional Fund Advisors LP)	Benchmark Index – The Trust outperformed the benchmark index for the one- and three-year periods and underperformed the benchmark index for the five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the five- and ten-year periods relative to the benchmark index and for the one-, three-, five- and ten-year periods relative to the peer group median including the impact of past and current market conditions on the Fund’s strategy and management’s outlook for the Trust.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one- and three-year periods.
The Board noted that the Trust outperformed its benchmark index for the year-to-date period ended May 31, 2023.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
140

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2022	Fees and Expenses	Comments
Lifestyle Balanced Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-year period and outperformed the peer group median for the three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the one-year period.
The Board noted the Trust’s favorable performance relative to the peer group median for the three-, five- and ten-year periods.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Lifestyle Conservative Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one, three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Fund’s strategy and management’s outlook for the Trust.
The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended May 31, 2023.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Lifestyle Growth Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-year period and outperformed the peer group median for the three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are equal to the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the three-, five- and ten-year periods and to the peer group median for the one-year period.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-year period and to the peer group median for the three-, five- and ten-year periods.
The Board noted the Trust’s net management fees are lower than the peer group median and the net total expenses are equal to the peer group median.
141

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2022	Fees and Expenses	Comments
Lifestyle Moderate Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-year period, matched the peer group median for the three-year periods and outperformed the peer group median for the five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the one-year period.
The Board noted the Trust’s favorable performance relative to the peer group median for the three-, five- and ten-year periods.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Mid Cap Growth Trust (Wellington Management Company LLP)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three- and ten-year periods and outperformed the benchmark index for the five-year period.
Broadridge Category – The Trust underperformed the peer group median for the one- and three-year periods and outperformed the peer group median for the five- and ten-year periods.	The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three- and ten-year periods and to the peer group median for the one- and three-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the five-year period and to the peer group median for the five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses.
Mid Cap Index Trust (Manulife Investment Management (North America) Limited)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods.
The Board also noted the Trust’s low performance dispersion relative to its benchmark index.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
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John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2022	Fees and Expenses	Comments
Mid Value Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board noted the Trust's favorable performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Real Estate Securities Trust (Wellington Management Company LLP)	Benchmark Index – The Trust underperformed the benchmark index for the one-year period and outperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one- and three-year periods and outperformed the peer group median for the five- and ten-year periods.	The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-year period and to the peer group median for the one- and three-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the three-, five- and ten-year periods and to the peer group median for the five- and ten-year periods.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Science & Technology Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust outperformed the benchmark index for the one- and ten-year periods and underperformed the benchmark index for the three- and five-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-year period and underperformed the peer group median for the three-, five- and ten- year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the three- and five-year periods and to the peer group median for the three-, five- and ten-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one- and ten-year periods and to the peer group median for the one-year period.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
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John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2022	Fees and Expenses	Comments
Small Cap Index Trust (Manulife Investment Management (North America) Limited)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median.
The Board also noted the Trust’s low performance dispersion relative to its benchmark index.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Small Cap Opportunities Trust (GW&K Investment Management, LLC and Dimensional Fund Advisors LP)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board noted the Trust's favorable performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Small Cap Stock Trust (Wellington Management Company LLP)	Benchmark Index – The Trust underperformed the benchmark index for the one-year period and outperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three- and ten-year periods and outperformed the peer group median for the five-year period.	The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are equal to the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-year period and to the peer group median for the one-, three- and ten-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the three-, five- and ten-year periods and to the peer group median for the five-year period.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are equal to the peer group median.
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John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2022	Fees and Expenses	Comments
Small Cap Value Trust (Wellington Management Company LLP)	Benchmark Index – The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-year period and underperformed the peer group median for the three-, five- and ten-year periods.	The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Fund’s strategy and management’s outlook for the Trust.
The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group median for the one-year period.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark Index for the year-to-date period ended May 31, 2023.
The Board took into account management’s discussion of the Trust’s expenses.
Small Company Value Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted that the Trust outperformed its benchmark Index for the year-to-date period ended May 31, 2023.
The Board took into account management’s discussion of the Trust’s expenses.
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John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2022	Fees and Expenses	Comments
Strategic Equity Allocation Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the three-, five- and ten-year periods.
The Board noted the Trust’s favorable performance relative to benchmark index for the one-year period and to the peer group median for the one-, three-, five- and ten-year periods.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Total Stock Market Index Trust (Manulife Investment Management (North America) Limited)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median.
The Board also noted the Trust’s low performance dispersion relative to its benchmark index.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
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John Hancock Variable Insurance Trust
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including 500 Index Trust, American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, Blue Chip Growth Trust, Capital Appreciation Trust, Capital Appreciation Value Trust, Disciplined Value International Trust, Emerging Markets Value Trust, Equity Income Trust, Financial Industries Trust, Fundamental All Cap Core Trust, Fundamental Large Cap Value Trust, Global Equity Trust, Health Sciences Trust, International Equity Index Trust, International Small Company Trust, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Mid Cap Growth Trust, Mid Cap Index Trust, Mid Value Trust, Real Estate Securities Trust, Science & Technology Trust, Small Cap Index Trust, Small Cap Opportunities Trust, Small Cap Stock Trust, Small Cap Value Trust, Small Company Value Trust, Strategic Equity Allocation Trust, Total Stock Market Index Trust, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). Each Fund’s subadvisor, Jennison Associates LLC, T. Rowe Price Associates, Inc., Boston Partners Global Investors, Inc., Dimensional Fund Advisors LP, Manulife Investment Management (US) LLC, SSGA Funds Management, Inc., Manulife Investment Management (North America) Limited, Wellington Management Company LLP, GW&K Investment Management, LLC and Capital Research and Management Company which serves as the investment advisor to the JHVIT American Funds’ master funds, (each a Subadvisor) executes the day-to-day investment management and security-level activities of the Fund it manages in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions and assess liquidity risks; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing Russian invasion of Ukraine and related U.S.
imposed sanctions on the Russian government, companies and oligarchs, and other amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications. In addition, the Committee monitors macro events and assesses their potential impact on liquidity brought on by fear of contagion (e.g. regional banking crisis).
The Committee provided the Board at a meeting held on March 28-30, 2023 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2022 through December 31, 2022, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination and daily monitoring; (5) Daily compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2022 and key initiatives for 2023.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.

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John Hancock Variable Insurance Trust
For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at www.sec.gov.
PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at www.sec.gov.
QUARTERLY PORTFOLIO DISCLOSURE All of each fund's holdings as of the end of the third month of every ﬁscal quarter are ﬁled with the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. Each fund’s Form N-PORT filings are available on the SEC’s website, www.sec.gov.
The report is certiﬁed under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to afﬁrm that, to the best of their knowledge, the information in their ﬁnancial reports is fairly and accurately stated in all material respects.
148

Information Control Center
P.O. Box 772
Boston, MA 02117-0772
More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison^
Grace K. Fey
Dean C. Garfield^
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#, President
Charles A. Rizzo, Chief Financial Officer
Salvatore Schiavone, Treasurer
Christopher (Kit) Sechler, Secretary and Chief Legal Officer
Trevor Swanberg, Chief Compliance Officer
†  Non-Independent Trustee
*  Member of the Audit Committee
^  Elected to serve as Independent Trustee effective as of September 9, 2022.
‡  Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
#  Effective June 29, 2023.
Investment advisor
John Hancock Variable Trust Advisers LLC
Principal distributor
John Hancock Distributors, LLC
JHT0SA	6/30
8/23
1115015:623

JOHN HANCOCK
Variable Insurance Trust

Bond Trusts
Semiannual report
June 30, 2023

John Hancock Variable Insurance Trust
Semiannual report — Table of contents

Portfolio	Summary Portfolio of investments
Active Bond Trust	6
Core Bond Trust	8
High Yield Trust	10
Investment Quality Bond Trust	12
Money Market Trust	16
Opportunistic Fixed Income Trust	17
Portfolio	Summary Portfolio of investments
Select Bond Trust	27
Short Term Government Income Trust	29
Strategic Income Opportunities Trust	30
Total Bond Market Trust	34
Ultra Short Term Bond Trust	35

2

John Hancock Variable Insurance Trust
Portfolio compositions

Active Bond Trust
Portfolio Composition (% of net assets)
Corporate bonds	39.6
U.S. Government Agency	26.2
U.S. Government	15.7
Collateralized mortgage obligations	7.6
Asset backed securities	6.3
Foreign government obligations	0.7
Municipal bonds	0.6
Capital preferred securities	0.2
Preferred securities	0.1
Short-term investments and other	3.0
Core Bond Trust
Portfolio Composition (% of total investments)
U.S. Government Agency	28.9
U.S. Government	24.2
Corporate bonds	22.5
Asset backed securities	11.5
Collateralized mortgage obligations	10.1
Foreign government obligations	0.8
Municipal bonds	0.3
Short-term investments	1.7
High Yield Trust
Portfolio Composition (% of net assets)
Corporate bonds	82.8
Asset backed securities	6.9
Term loans	5.2
Convertible bonds	0.7
Common stocks	0.5
Foreign government obligations	0.4
Preferred securities	0.3
Short-term investments and other	3.2
Investment Quality Bond Trust
Portfolio Composition (% of total investments)
U.S. Government Agency	30.1
Corporate bonds	21.9
U.S. Government	20.8
Collateralized mortgage obligations	11.0
Asset backed securities	9.6
Foreign government obligations	2.2
Municipal bonds	1.4
Short-term investments	3.0
Money Market Trust
Portfolio Composition (% of total investments)
U.S. Government Agency	59.9
Repurchase agreement	24.9
U.S. Government	15.2
Opportunistic Fixed Income Trust
Portfolio Composition (% of total investments)
Foreign government obligations	30.2
U.S. Government Agency	16.3
Corporate bonds	14.9
U.S. Government	8.6
Convertible bonds	4.2
Term loans	3.7
Collateralized mortgage obligations	3.6
Asset backed securities	2.8
Municipal bonds	1.4
Preferred securities	0.5
Short-term investments	13.8
Select Bond Trust
Portfolio Composition (% of net assets)
U.S. Government Agency	32.8
Corporate bonds	29.5
U.S. Government	21.0
Asset backed securities	8.1
Collateralized mortgage obligations	6.4
Municipal bonds	0.8
Foreign government obligations	0.1
Short-term investments and other	1.3
Short Term Government Income Trust
Portfolio Composition (% of net assets)
U.S. Government Agency	61.4
U.S. Government	32.8
Municipal bonds	4.5
Collateralized mortgage obligations	0.6
Short-term investments and other	0.7
Strategic Income Opportunities Trust
Portfolio Composition (% of net assets)
Corporate bonds	45.6
Foreign government obligations	22.7
U.S. Government	11.7
Collateralized mortgage obligations	5.8
U.S. Government Agency	3.0
Convertible bonds	2.9
Municipal bonds	1.9
Asset backed securities	1.5
Preferred securities	1.1
Term loans	0.7
Short-term investments and other	3.1
Total Bond Market Trust
Portfolio Composition (% of net assets)
U.S. Government	40.4
U.S. Government Agency	27.2
Corporate bonds	26.5
Collateralized mortgage obligations	2.0
Foreign government obligations	1.0
Asset backed securities	0.5
Municipal bonds	0.4
Short-term investments and other	2.0
Ultra Short Term Bond Trust
Portfolio Composition (% of net assets)
Corporate bonds	62.8
Asset backed securities	16.8
U.S. Government Agency	0.6
Collateralized mortgage obligations	0.2
Short-term investments and other	19.6
Notes about risk
The portfolios may be subject to various risks as described in the portfolios’ prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures,which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance. For more information, please refer to the “Principal risks” section of the prospectus.
3

John Hancock Variable Insurance Trust
Shareholder expense example

As a shareholder of a portfolio of John Hancock Variable Insurance Trust, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2023 through June 30, 2023).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Account value on 1-1-2023	Ending value on 6-30-2023	Expenses paid during period ended 6-30-2023[1]	Annualized expense ratio
Active Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,027.30	$3.52	0.70%
	Hypothetical example	1,000.00	1,021.30	3.51	0.70%
Series II	Actual expenses/actual returns	1,000.00	1,026.00	4.52	0.90%
	Hypothetical example	1,000.00	1,020.30	4.51	0.90%
Series NAV	Actual expenses/actual returns	1,000.00	1,026.00	3.27	0.65%
	Hypothetical example	1,000.00	1,021.60	3.26	0.65%
Core Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,024.50	$3.41	0.68%
	Hypothetical example	1,000.00	1,021.40	3.41	0.68%
Series II	Actual expenses/actual returns	1,000.00	1,023.60	4.42	0.88%
	Hypothetical example	1,000.00	1,020.40	4.41	0.88%
Series NAV	Actual expenses/actual returns	1,000.00	1,024.60	3.16	0.63%
	Hypothetical example	1,000.00	1,021.70	3.16	0.63%
High Yield Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,055.80	$4.38	0.86%
	Hypothetical example	1,000.00	1,020.50	4.31	0.86%
Series II	Actual expenses/actual returns	1,000.00	1,054.20	5.40	1.06%
	Hypothetical example	1,000.00	1,019.50	5.31	1.06%
Series NAV	Actual expenses/actual returns	1,000.00	1,054.50	4.13	0.81%
	Hypothetical example	1,000.00	1,020.80	4.06	0.81%
Investment Quality Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,026.00	$3.82	0.76%
	Hypothetical example	1,000.00	1,021.00	3.81	0.76%
Series II	Actual expenses/actual returns	1,000.00	1,024.90	4.82	0.96%
	Hypothetical example	1,000.00	1,020.00	4.81	0.96%
Series NAV	Actual expenses/actual returns	1,000.00	1,026.10	3.57	0.71%
	Hypothetical example	1,000.00	1,021.30	3.56	0.71%
4

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 1-1-2023	Ending value on 6-30-2023	Expenses paid during period ended 6-30-2023[1]	Annualized expense ratio
Money Market Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,021.70	$1.65	0.33%
	Hypothetical example	1,000.00	1,023.20	1.66	0.33%
Series II	Actual expenses/actual returns	1,000.00	1,020.70	2.66	0.53%
	Hypothetical example	1,000.00	1,022.20	2.66	0.53%
Series NAV	Actual expenses/actual returns	1,000.00	1,022.00	1.40	0.28%
	Hypothetical example	1,000.00	1,023.40	1.40	0.28%
Opportunistic Fixed Income Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,042.90	$4.15	0.82%
	Hypothetical example	1,000.00	1,020.70	4.11	0.82%
Series II	Actual expenses/actual returns	1,000.00	1,041.70	5.16	1.02%
	Hypothetical example	1,000.00	1,019.70	5.11	1.02%
Series NAV	Actual expenses/actual returns	1,000.00	1,042.10	3.90	0.77%
	Hypothetical example	1,000.00	1,021.00	3.86	0.77%
Select Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,027.10	$3.12	0.62%
	Hypothetical example	1,000.00	1,021.70	3.11	0.62%
Series II	Actual expenses/actual returns	1,000.00	1,025.30	4.12	0.82%
	Hypothetical example	1,000.00	1,020.70	4.11	0.82%
Series NAV	Actual expenses/actual returns	1,000.00	1,027.10	2.92	0.58%
	Hypothetical example	1,000.00	1,021.90	2.91	0.58%
Short Term Government Income Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,008.20	$3.59	0.72%
	Hypothetical example	1,000.00	1,021.20	3.61	0.72%
Series II	Actual expenses/actual returns	1,000.00	1,006.40	4.58	0.92%
	Hypothetical example	1,000.00	1,020.20	4.61	0.92%
Series NAV	Actual expenses/actual returns	1,000.00	1,008.20	3.34	0.67%
	Hypothetical example	1,000.00	1,021.50	3.36	0.67%
Strategic Income Opportunities Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,033.60	$3.98	0.79%
	Hypothetical example	1,000.00	1,020.90	3.96	0.79%
Series II	Actual expenses/actual returns	1,000.00	1,032.70	4.99	0.99%
	Hypothetical example	1,000.00	1,019.90	4.96	0.99%
Series NAV	Actual expenses/actual returns	1,000.00	1,034.60	3.73	0.74%
	Hypothetical example	1,000.00	1,021.10	3.71	0.74%
Total Bond Market Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,021.60	$1.50	0.30%
	Hypothetical example	1,000.00	1,023.30	1.51	0.30%
Series II	Actual expenses/actual returns	1,000.00	1,020.50	2.50	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Series NAV	Actual expenses/actual returns	1,000.00	1,021.60	1.25	0.25%
	Hypothetical example	1,000.00	1,023.60	1.25	0.25%
Ultra Short Term Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,017.40	$3.05	0.61%
	Hypothetical example	1,000.00	1,021.80	3.06	0.61%
Series II	Actual expenses/actual returns	1,000.00	1,016.50	4.05	0.81%
	Hypothetical example	1,000.00	1,020.80	4.06	0.81%
Series NAV	Actual expenses/actual returns	1,000.00	1,018.30	2.80	0.56%
	Hypothetical example	1,000.00	1,022.00	2.81	0.56%
[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
5

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

This section shows the portfolios' 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the portfolios' total net assets as of the report date. The remaining securities held by the portfolios are grouped as "Other Securities" in each category. Certain percentages of less than 0.05% are rounded and presented as 0.0%. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the portfolios' Form N-CSR, is also available on the SEC's website at http://www.sec.gov.
Active Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 41.9%
U.S. Treasury Bonds - 10.9%
1.250%, 05/15/2050	$2,000,000	$1,124,609	0.2%
1.625%, 11/15/2050	6,500,000	4,036,602	0.7%
1.875%, 02/15/2041	6,000,000	4,357,266	0.8%
2.000%, 08/15/2051	3,000,000	2,045,039	0.4%
2.250%, 05/15/2041 to 02/15/2052	4,461,000	3,366,270	0.6%
2.500%, 02/15/2045	7,566,000	5,857,739	1.0%
3.000%, 02/15/2047 to 08/15/2052	12,291,000	10,421,909	1.9%
3.375%, 08/15/2042 to 11/15/2048	5,925,000	5,372,274	0.9%
3.625%, 02/15/2053	9,896,000	9,497,068	1.7%
3.875%, 05/15/2043	7,799,000	7,610,118	1.4%
4.000%, 11/15/2042	7,046,000	7,000,862	1.3%
		60,689,756
U.S. Treasury Notes - 4.8%
1.125%, 02/15/2031	3,000,000	2,467,031	0.4%
1.375%, 11/15/2031	4,000,000	3,298,281	0.6%
1.625%, 05/15/2031	3,000,000	2,549,414	0.5%
2.875%, 08/15/2028	6,000,000	5,651,719	1.0%
3.375%, 05/15/2033	5,342,000	5,151,691	0.9%
3.750%, 05/31/2030 to 06/30/2030	6,680,000	6,587,259	1.2%
OTHER SECURITIES		1,024,289	0.2%
		26,729,684
Federal Home Loan Mortgage Corp. - 6.5%
2.500%, 08/01/2051 to 12/01/2051	1,763,922	1,507,089	0.2%
3.000%, 03/01/2043 to 12/01/2049	4,577,084	4,110,730	0.8%
3.500%, 10/01/2046 to 04/01/2052	14,065,911	13,010,012	2.3%
4.000%, 01/01/2041 to 05/01/2052	1,537,305	1,458,173	0.2%
4.500%, 09/01/2023 to 09/01/2052	8,361,790	8,119,687	1.5%
5.000%, 10/01/2052 to 02/01/2053	5,107,378	5,019,469	1.0%
5.500%, 09/01/2052 to 03/01/2053	2,713,125	2,719,017	0.5%
		35,944,177
Federal National Mortgage Association - 19.5%
2.500%, 01/01/2036 to 03/01/2052	8,658,548	7,454,861	1.4%
3.000%, 01/01/2043 to 03/01/2052	28,659,646	25,509,789	4.6%
3.500%, 06/01/2042 to 05/01/2052	20,308,512	18,712,206	3.3%
4.000%, 10/01/2025 to 07/01/2052	22,604,598	21,424,231	4.0%
4.500%, 11/01/2037 to 03/01/2053	9,706,254	9,402,742	1.7%
4.500%, TBA (A)	5,184,000	4,981,502	0.9%
Active Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
5.000%, 12/01/2034 to 05/01/2053	$10,858,722	$10,715,305	1.9%
5.000%, TBA (A)	2,195,000	2,150,500	0.4%
5.500%, 09/01/2034 to 04/01/2053	5,367,001	5,391,913	0.8%
OTHER SECURITIES		2,891,366	0.5%
		108,634,415
Government National Mortgage Association - 0.2%		951,062	0.2%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $252,193,402)		$232,949,094
FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Argentina - 0.0%		127,888	0.0%
Germany - 0.2%		969,647	0.2%
Mexico - 0.1%		683,089	0.1%
Panama - 0.1%		550,498	0.1%
Qatar - 0.2%		691,226	0.2%
Saudi Arabia - 0.1%		584,620	0.1%
United Kingdom - 0.0%		114,442	0.0%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $4,303,405)		$3,721,410
CORPORATE BONDS - 39.6%
Communication services - 3.4%
T-Mobile USA, Inc. 3.875%, 04/15/2030	1,197,000	1,102,759	0.2%
Verizon Communications, Inc. 4.272%, 01/15/2036	1,311,000	1,182,047	0.2%
OTHER SECURITIES		16,407,279	3.0%
		18,692,085
Consumer discretionary - 3.9%		21,456,912	3.9%
Consumer staples - 1.8%
Sysco Corp. 6.600%, 04/01/2050	1,000,000	1,139,855	0.2%
OTHER SECURITIES		9,024,978	1.6%
		10,164,833
Energy - 4.5%
Cameron International Corp. 5.950%, 06/01/2041	1,178,000	1,102,649	0.2%
OTHER SECURITIES		23,885,039	4.3%
		24,987,688
Financials - 9.7%
Markel Group, Inc. 5.000%, 03/30/2043	1,270,000	1,106,408	0.2%
Morgan Stanley 2.484%, (2.484% to 9-16-31, then SOFR + 1.360%), 09/16/2036	1,511,000	1,146,457	0.2%
Nationwide Mutual Insurance Company 7.842%, (3 month LIBOR + 2.290%), 12/15/2024 (B)(C)	1,130,000	1,128,869	0.2%
PayPal Holdings, Inc. 2.850%, 10/01/2029	1,180,000	1,046,362	0.2%
Stifel Financial Corp. 4.250%, 07/18/2024	1,300,000	1,272,556	0.2%

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Financials (continued)
OTHER SECURITIES		$48,357,698	8.7%
		54,058,350
Health care - 2.3%
AbbVie, Inc. 3.200%, 11/21/2029	$1,631,000	1,474,875	0.3%
OTHER SECURITIES		11,398,636	2.0%
		12,873,511
Industrials - 5.1%
Huntington Ingalls Industries, Inc. 4.200%, 05/01/2030	1,232,000	1,141,530	0.2%
OTHER SECURITIES		27,196,100	4.9%
		28,337,630
Information technology - 2.8%
Broadcom, Inc. 4.750%, 04/15/2029	1,099,000	1,063,170	0.2%
Micron Technology, Inc. 5.327%, 02/06/2029	1,621,000	1,595,953	0.3%
OTHER SECURITIES		12,635,362	2.3%
		15,294,485
Materials - 1.3%		7,163,141	1.3%
Real estate - 2.8%		15,401,173	2.8%
Utilities - 2.0%
Arizona Public Service Company 5.500%, 09/01/2035	1,118,000	1,087,876	0.2%
OTHER SECURITIES		10,277,052	1.8%
		11,364,928
TOTAL CORPORATE BONDS (Cost $238,703,796)		$219,794,736
CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%		1,092,284	0.2%
TOTAL CAPITAL PREFERRED SECURITIES (Cost $1,390,049)		$1,092,284
MUNICIPAL BONDS - 0.6%
The School District of Philadelphia (Pennsylvania), GO 6.765%, 06/01/2040	1,010,000	1,106,315	0.2%
OTHER SECURITIES		2,130,181	0.4%
TOTAL MUNICIPAL BONDS (Cost $3,750,980)		$3,236,496
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.6%
Commercial and residential - 5.0%		27,996,719	5.0%
Federal Home Loan Mortgage Corp. - 0.7%		3,741,284	0.7%
Federal National Mortgage Association - 0.7%		3,861,206	0.7%
Government National Mortgage Association - 1.2%		6,506,142	1.2%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $53,380,161)		$42,105,351
ASSET BACKED SECURITIES - 6.3%
Credit-Based Asset Servicing & Securitization LLC Series 2006-MH1, Class B1, 6.750%, 10/25/2036 (C)	1,886,619	1,780,344	0.3%
Active Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
ASSET BACKED SECURITIES (continued)
Domino's Pizza Master Issuer LLC Series 2021-1A, Class A2I, 2.662%, 04/25/2051 (C)	$1,312,220	$1,112,391	0.2%
OTHER SECURITIES		32,138,066	5.8%
TOTAL ASSET BACKED SECURITIES (Cost $38,294,092)		$35,030,801
COMMON STOCKS - 0.0%
Energy - 0.0%		25,291	0.0%
Utilities - 0.0%		210,891	0.0%
TOTAL COMMON STOCKS (Cost $594,864)		$236,182
PREFERRED SECURITIES - 0.1%
Communication services - 0.0%		89,468	0.0%
Financials - 0.0%		34,560	0.0%
Utilities - 0.1%		183,150	0.1%
TOTAL PREFERRED SECURITIES (Cost $367,013)		$307,178
ESCROW CERTIFICATES - 0.0%		819	0.0%
TOTAL ESCROW CERTIFICATES (Cost $0)		$819
SHORT-TERM INVESTMENTS - 3.1%
Short-term funds - 3.1%
John Hancock Collateral Trust, 5.1773% (D)(E)	1,708,869	17,079,806	3.1%
TOTAL SHORT-TERM INVESTMENTS (Cost $17,081,055)		$17,079,806
Total Investments (Active Bond Trust) (Cost $610,058,817) - 100.1%		$555,554,157	100.1%
Other assets and liabilities, net - (0.1)%		(381,003)	(0.1%)
TOTAL NET ASSETS - 100.0%		$555,173,154	100.0%
Security Abbreviations and Legend
GO	General Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $103,205,084 or 18.6% of the fund's net assets as of 6-30-23.
(D)	The rate shown is the annualized seven-day yield as of 6-30-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $617,301.

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	38	Long	Sep 2023	$4,308,000	$4,266,094	$(41,906)
						$(41,906)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Core Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 56.4%
U.S. Treasury Bonds - 11.4%
1.125%, 05/15/2040 to 08/15/2040	$15,945,000	$10,256,788	1.3%
1.375%, 11/15/2040	24,338,000	16,283,643	2.1%
1.750%, 08/15/2041	26,163,000	18,380,540	2.4%
2.000%, 11/15/2041 to 08/15/2051	18,404,000	13,199,042	1.7%
3.000%, 08/15/2052	8,708,000	7,403,841	0.9%
3.625%, 02/15/2053 to 05/15/2053	14,436,000	13,854,818	1.8%
3.875%, 02/15/2043 to 05/15/2043	6,698,000	6,535,667	0.8%
OTHER SECURITIES		3,386,111	0.4%
		89,300,450
U.S. Treasury Notes - 14.3%
0.375%, 07/31/2027	7,183,000	6,144,832	0.8%
1.125%, 02/29/2028 to 08/31/2028	3,756,000	3,258,392	0.4%
1.375%, 10/31/2028	4,782,000	4,160,340	0.5%
1.500%, 08/15/2026	17,404,000	15,907,664	2.0%
1.625%, 05/15/2026	7,507,000	6,926,674	0.9%
1.875%, 02/28/2029	4,806,000	4,273,773	0.5%
2.000%, 11/15/2026	2,538,000	2,347,551	0.3%
2.625%, 02/15/2029 to 07/31/2029	3,441,000	3,186,631	0.4%
2.875%, 04/30/2025 to 04/30/2029	4,962,000	4,733,845	0.7%
3.250%, 06/30/2029	5,189,000	4,964,414	0.6%
3.375%, 05/15/2033	5,119,000	4,936,636	0.6%
3.500%, 01/31/2028 to 04/30/2028	9,931,000	9,648,100	1.3%
3.625%, 05/15/2026 to 05/31/2028	3,147,000	3,076,050	0.4%
4.000%, 06/30/2028	19,857,000	19,748,407	2.5%
4.125%, 01/31/2025 to 06/15/2026	5,411,000	5,336,145	0.7%
4.250%, 05/31/2025 to 10/15/2025	5,967,000	5,897,465	0.8%
OTHER SECURITIES		7,529,716	0.9%
		112,076,635
Federal Home Loan Bank - 0.2%		1,204,260	0.2%
Federal Home Loan Mortgage Corp. - 4.2%
2.000%, 06/01/2040 to 12/01/2051	16,896,843	14,379,721	2.0%
2.500%, 04/01/2042 to 03/01/2052	4,283,139	3,692,439	0.4%
3.000%, 04/01/2040 to 02/01/2047	6,053,740	5,471,856	0.8%
Core Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
OTHER SECURITIES		$9,557,799	1.0%
		33,101,815
Federal National Mortgage Association - 22.5%
1.500%, 10/01/2041 to 07/01/2051	$12,460,378	10,069,846	1.3%
2.000%, 06/01/2040 to 03/01/2047	45,343,358	38,513,231	5.0%
2.500%, 12/01/2040 to 03/01/2052	10,727,115	9,368,784	1.2%
3.000%, 05/01/2040 to 07/01/2060	50,830,080	45,703,131	6.2%
3.500%, 03/01/2042 to 04/01/2050	10,961,312	10,172,136	1.3%
4.000%, 01/01/2027 to 05/01/2049	10,761,601	10,446,066	1.2%
4.284%, 11/15/2030 (A)	3,465,000	2,531,213	0.3%
4.500%, 06/01/2041 to 11/01/2048	2,275,640	2,240,805	0.3%
5.500%, TBA (B)	2,400,000	2,388,467	0.3%
6.000%, 05/01/2053	2,262,775	2,282,797	0.3%
6.000%, TBA (B)	22,900,000	23,095,648	2.9%
OTHER SECURITIES		18,752,691	2.2%
		175,564,815
Government National Mortgage Association - 3.8%
3.000%, 06/20/2043 to 10/20/2050	7,868,229	7,087,994	0.8%
6.000%, TBA (B)	19,000,000	19,110,038	2.5%
OTHER SECURITIES		3,648,133	0.5%
		29,846,165
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $465,846,530)		$441,094,140
FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
Australia - 0.1%		1,047,452	0.1%
Bermuda - 0.0%		303,225	0.0%
Canada - 0.1%		385,148	0.1%
Israel - 0.1%		1,094,573	0.1%
Italy - 0.0%		144,154	0.0%
Mexico - 0.3%		2,416,804	0.3%
Panama - 0.1%		312,963	0.1%
Paraguay - 0.1%		947,308	0.1%
Poland - 0.1%		340,900	0.1%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $7,401,047)		$6,992,527

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS - 24.0%
Communication services - 1.9%		$15,133,279	1.9%
Consumer discretionary - 0.9%		7,252,267	0.9%
Consumer staples - 1.6%		12,202,851	1.6%
Energy - 1.5%		11,996,833	1.5%
Financials - 6.9%
Bank of America Corp. 5.288%, (5.288% to 4-25-33, then SOFR + 1.910%), 04/25/2034	$2,714,000	2,688,777	0.3%
Wells Fargo & Company 4.897%, (4.897% to 7-25-32, then SOFR + 2.100%), 07/25/2033	2,487,000	2,385,561	0.3%
OTHER SECURITIES		48,569,624	6.3%
		53,643,962
Health care - 2.9%
Pfizer Investment Enterprises Pte, Ltd. 4.750%, 05/19/2033	2,346,000	2,337,161	0.3%
OTHER SECURITIES		20,063,665	2.6%
		22,400,826
Industrials - 2.1%
AerCap Ireland Capital DAC 1.150%, 10/29/2023	3,087,000	3,037,540	0.4%
OTHER SECURITIES		13,279,614	1.7%
		16,317,154
Information technology - 2.1%		16,175,565	2.1%
Materials - 0.5%		4,211,289	0.5%
Real estate - 1.6%		12,232,113	1.6%
Utilities - 2.0%		15,512,845	2.0%
TOTAL CORPORATE BONDS (Cost $195,973,517)		$187,078,984
MUNICIPAL BONDS - 0.4%		2,914,000	0.4%
TOTAL MUNICIPAL BONDS (Cost $3,491,211)		$2,914,000
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.7%
Commercial and residential - 3.3%		25,464,477	3.3%
Federal Home Loan Mortgage Corp. - 2.2%
Series 4993, Class KF (1 month LIBOR + 0.450%), 5.600%, 07/25/2050 (C)	2,353,196	2,249,998	0.3%
OTHER SECURITIES		15,008,633	1.9%
		17,258,631
Federal National Mortgage Association - 3.3%
Series 2016-57, Class PC, 1.750%, 06/25/2046	2,666,364	2,212,636	0.3%
OTHER SECURITIES		23,834,520	3.0%
		26,047,156
Government National Mortgage Association - 1.9%
Series 2021-227, Class E, 2.500%, 07/20/2050	2,502,158	2,163,548	0.3%
Series 2022-191, Class B, 4.000%, 06/20/2041	2,358,000	2,215,908	0.3%
OTHER SECURITIES		10,574,886	1.3%
		14,954,342
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $90,592,995)		$83,724,606
Core Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
ASSET BACKED SECURITIES - 12.2%
Discover Card Execution Note Trust Series 2023-A2, Class A, 4.930%, 06/15/2028	$2,632,000	$2,620,382	0.3%
Ford Credit Auto Owner Trust Series 2023-1, Class A, 4.850%, 08/15/2035 (D)	2,358,000	2,307,255	0.3%
OTHER SECURITIES		90,453,810	11.6%
TOTAL ASSET BACKED SECURITIES (Cost $99,195,092)		$95,381,447
SHORT-TERM INVESTMENTS - 1.8%
Short-term funds - 1.8%
John Hancock Collateral Trust, 5.1773% (E)(F)	10,798	107,925	0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.0063% (E)	14,153,827	14,153,827	1.8%
		14,261,752
TOTAL SHORT-TERM INVESTMENTS (Cost $14,261,756)		$14,261,752
Total Investments (Core Bond Trust) (Cost $876,762,148) - 106.4%		$831,447,456	106.4%
Other assets and liabilities, net - (6.4)%		(49,742,060)	(6.4%)
TOTAL NET ASSETS - 100.0%		$781,705,396	100.0%
SALE COMMITMENTS OUTSTANDING - (0.3)%
Federal National Mortgage Association - (0.3)%
3.500%, TBA (B)	$(2,800,000)	$(2,550,406)	(0.3%)
TOTAL SALE COMMITMENTS OUTSTANDING (Proceeds received $2,564,078)		$(2,550,406)
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $89,747,309 or 11.5% of the fund's net assets as of 6-30-23.
(E)	The rate shown is the annualized seven-day yield as of 6-30-23.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

High Yield Trust
	Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Argentina - 0.4%		$662,637	0.4%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,106,076)		$662,637
CORPORATE BONDS - 82.8%
Communication services - 10.0%
Accelerate360 Holdings LLC 8.000%, 03/01/2028 (A)	$719,050	747,812	0.4%
Allen Media LLC 10.500%, 02/15/2028 (A)	1,470,000	757,050	0.4%
CCO Holdings LLC 4.500%, 05/01/2032	1,970,000	1,572,960	0.9%
OTHER SECURITIES		14,068,547	8.3%
		17,146,369
Consumer discretionary - 19.7%
American Axle & Manufacturing, Inc. 5.000%, 10/01/2029 (B)	1,080,000	900,296	0.5%
Bath & Body Works, Inc. 5.250%, 02/01/2028	920,000	874,648	0.5%
Caesars Entertainment, Inc. 7.000%, 02/15/2030 (A)	1,100,000	1,104,664	0.6%
Carnival Corp. 6.000%, 05/01/2029 (A)	970,000	866,049	0.5%
Carnival Corp. 10.500%, 06/01/2030 (A)(B)	900,000	954,789	0.6%
Ford Motor Credit Company LLC 5.113%, 05/03/2029	900,000	834,668	0.5%
Ford Motor Credit Company LLC 7.350%, 03/06/2030	940,000	959,967	0.6%
Full House Resorts, Inc. 8.250%, 02/15/2028 (A)(B)	1,160,000	1,085,737	0.6%
NCL Corp., Ltd. 5.875%, 02/15/2027 (A)	2,260,000	2,199,894	1.3%
NCL Corp., Ltd. 8.375%, 02/01/2028 (A)	800,000	835,955	0.5%
Royal Caribbean Cruises, Ltd. 7.250%, 01/15/2030 (A)	840,000	850,789	0.5%
Royal Caribbean Cruises, Ltd. 11.625%, 08/15/2027 (A)	990,000	1,076,565	0.6%
The Michaels Companies, Inc. 7.875%, 05/01/2029 (A)	1,070,000	720,955	0.4%
Upbound Group, Inc. 6.375%, 02/15/2029 (A)	790,000	701,125	0.4%
Viking Cruises, Ltd. 9.125%, 07/15/2031 (A)	1,010,000	1,020,100	0.6%
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)	1,345,000	1,234,038	0.7%
Wynn Macau, Ltd. 5.625%, 08/26/2028 (A)	920,000	802,700	0.5%
OTHER SECURITIES		16,586,316	9.8%
		33,609,255
Consumer staples - 0.8%		1,279,461	0.8%
Energy - 12.1%
Berry Petroleum Company LLC 7.000%, 02/15/2026 (A)	1,290,000	1,193,250	0.7%
High Yield Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Energy (continued)
Chord Energy Corp. 6.375%, 06/01/2026 (A)	$1,100,000	$1,090,513	0.6%
EQM Midstream Partners LP 6.500%, 07/15/2048	1,460,000	1,320,357	0.8%
Northern Oil and Gas, Inc. 8.125%, 03/01/2028 (A)	850,000	833,000	0.5%
Permian Resources Operating LLC 5.875%, 07/01/2029 (A)	1,320,000	1,243,454	0.7%
Southwestern Energy Company 4.750%, 02/01/2032	790,000	696,256	0.4%
OTHER SECURITIES		14,268,023	8.4%
		20,644,853
Financials - 8.9%
Global Aircraft Leasing Company, Ltd. 6.500%, (6.500% Cash or 7.250% PIK), 09/15/2024 (A)	2,025,678	1,854,204	1.1%
Highlands Holdings Bond Issuer, Ltd. 7.625%, (7.625% Cash or 8.375% PIK), 10/15/2025 (A)	945,962	872,198	0.5%
OTHER SECURITIES		12,504,447	7.3%
		15,230,849
Health care - 4.6%
Community Health Systems, Inc. 5.250%, 05/15/2030 (A)	1,073,000	845,231	0.5%
Teva Pharmaceutical Finance Netherlands III BV 5.125%, 05/09/2029 (B)	1,100,000	997,811	0.6%
OTHER SECURITIES		6,046,072	3.5%
		7,889,114
Industrials - 14.7%
American Airlines, Inc. 5.750%, 04/20/2029 (A)	1,590,000	1,543,856	0.9%
Bombardier, Inc. 7.875%, 04/15/2027 (A)	1,180,000	1,176,962	0.7%
CoreCivic, Inc. 8.250%, 04/15/2026	1,070,000	1,079,737	0.6%
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (A)	920,000	796,518	0.5%
Legends Hospitality Holding Company LLC 5.000%, 02/01/2026 (A)	850,000	765,000	0.4%
MIWD Holdco II LLC 5.500%, 02/01/2030 (A)	1,090,000	899,250	0.5%
Prime Security Services Borrower LLC 6.250%, 01/15/2028 (A)	920,000	861,857	0.5%
Smyrna Ready Mix Concrete LLC 6.000%, 11/01/2028 (A)	1,250,000	1,178,805	0.7%
Spirit Loyalty Cayman, Ltd. 8.000%, 09/20/2025 (A)	906,000	912,816	0.5%
The GEO Group, Inc. 9.500%, 12/31/2028 (A)(B)	945,000	921,356	0.5%
OTHER SECURITIES		14,900,126	8.9%
		25,036,283

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Information technology - 3.2%
CommScope, Inc. 4.750%, 09/01/2029 (A)(B)	$1,500,000	$1,182,601	0.7%
OTHER SECURITIES		4,364,501	2.5%
		5,547,102
Materials - 5.1%
ARD Finance SA 6.500%, (6.500% Cash or 7.250% PIK), 06/30/2027 (A)	1,150,000	931,668	0.5%
First Quantum Minerals, Ltd. 6.875%, 03/01/2026 to 10/15/2027 (A)	1,690,000	1,655,628	0.9%
First Quantum Minerals, Ltd. 8.625%, 06/01/2031 (A)	1,260,000	1,291,349	0.8%
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	1,060,000	988,390	0.6%
OTHER SECURITIES		3,892,713	2.3%
		8,759,748
Real estate - 2.4%
Five Point Operating Company LP 7.875%, 11/15/2025 (A)(B)	800,000	722,272	0.4%
IIP Operating Partnership LP 5.500%, 05/25/2026	950,000	799,500	0.5%
OTHER SECURITIES		2,632,909	1.5%
		4,154,681
Utilities - 1.3%
Sunnova Energy Corp. 5.875%, 09/01/2026 (A)(B)	1,200,000	1,096,798	0.6%
OTHER SECURITIES		1,101,026	0.7%
		2,197,824
TOTAL CORPORATE BONDS (Cost $161,625,328)		$141,495,539
CONVERTIBLE BONDS - 0.7%
Communication services - 0.2%		268,975	0.2%
Consumer discretionary - 0.2%		350,620	0.2%
Industrials - 0.2%		290,880	0.2%
Utilities - 0.1%		170,144	0.1%
TOTAL CONVERTIBLE BONDS (Cost $1,443,071)		$1,080,619
TERM LOANS (C) - 5.2%
Consumer discretionary - 1.8%		3,068,295	1.8%
Financials - 0.6%		982,498	0.6%
Health care - 0.9%		1,477,327	0.9%
Industrials - 0.6%		976,684	0.6%
Information technology - 1.1%
Dcert Buyer, Inc., 2021 2nd Lien Term Loan (3 month SOFR + 7.000%) 12.264%, 02/19/2029	820,000	747,569	0.4%
OTHER SECURITIES		1,194,330	0.7%
		1,941,899
Materials - 0.2%		420,084	0.2%
TOTAL TERM LOANS (Cost $9,672,370)		$8,866,787
ASSET BACKED SECURITIES - 6.9%		11,856,691	6.9%
TOTAL ASSET BACKED SECURITIES (Cost $12,868,604)		$11,856,691
High Yield Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
	COMMON STOCKS - 0.5%
	Communication services - 0.0%	$0	0.0%
	Energy - 0.5%	848,070	0.5%
	TOTAL COMMON STOCKS (Cost $2,804,635)	$848,070
	PREFERRED SECURITIES - 0.3%
	Energy - 0.3%	559,130	0.3%
	TOTAL PREFERRED SECURITIES (Cost $534,463)	$559,130
	ESCROW CERTIFICATES - 0.0%	0	0.0%
	TOTAL ESCROW CERTIFICATES (Cost $338,778)	$0
	SHORT-TERM INVESTMENTS - 5.8%
Short-term funds - 5.8%
John Hancock Collateral Trust, 5.1773% (D)(E)	918,086	9,176,087	5.3%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.0004% (D)	814,266	814,266	0.5%
		9,990,353
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,991,429)	$9,990,353
	Total Investments (High Yield Trust) (Cost $200,384,754) - 102.6%	$175,359,826	102.6%
	Other assets and liabilities, net - (2.6)%	(4,491,617)	(2.6%)
	TOTAL NET ASSETS - 100.0%	$170,868,209	100.0%
Security Abbreviations and Legend
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $125,707,043 or 73.6% of the fund's net assets as of 6-30-23.
(B)	All or a portion of this security is on loan as of 6-30-23.
(C)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(D)	The rate shown is the annualized seven-day yield as of 6-30-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	81	Long	Sep 2023	$8,894,906	$8,674,594	$(220,312)
						$(220,312)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	442,617	USD	485,526	BNP	7/18/2023	—	$(2,238)
MXN	195,721	USD	10,596	MSCS	7/18/2023	$810	—
USD	1,735	CAD	2,334	BNP	7/18/2023	—	(27)
						$810	$(2,265)

SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	NOVA Chemicals Corp.	355,000	USD	$355,000	5.000%	Quarterly	Jun 2027	$(7,058)	$(11,818)	$(18,876)
Centrally cleared	The Goodyear Tire & Rubber Company	470,000	USD	470,000	5.000%	Quarterly	Jun 2027	(6,761)	(26,467)	(33,228)
Centrally cleared	Xerox Holdings Corp.	190,000	USD	190,000	1.000%	Quarterly	Jun 2027	21,389	(7,269)	14,120
				$1,015,000				$7,570	$(45,554)	$(37,984)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Occidental Petroleum Corp.	0.757%	750,000	USD	$750,000	1.000%	Quarterly	Jun 2026	$(20,501)	$25,747	$5,246
Centrally cleared	Ford Motor Credit Company LLC	3.416%	800,000	USD	800,000	5.000%	Quarterly	Dec 2026	85,911	(49,656)	36,255
					$1,550,000				$65,410	$(23,909)	$41,501
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
See Notes to financial statements regarding investment transactions and other derivatives information.
Investment Quality Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 63.7%
U.S. Treasury Bonds - 16.8%
1.250%, 05/15/2050	$4,170,000	$2,344,811	1.1%
1.875%, 11/15/2051	3,165,000	2,089,147	1.0%
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
2.250%, 08/15/2046	$3,655,000	$2,670,292	1.3%
2.500%, 02/15/2045 (A)	1,619,000	1,253,460	0.6%

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
3.000%, 11/15/2044 to 08/15/2052	$11,680,000	$9,866,958	4.9%
3.125%, 08/15/2044 (A)	5,535,000	4,789,721	2.3%
3.125%, 05/15/2048	3,205,000	2,764,688	1.3%
3.375%, 08/15/2042 to 05/15/2044	2,490,000	2,249,731	1.0%
3.625%, 02/15/2053	830,000	796,541	0.4%
3.750%, 11/15/2043 (A)	2,253,000	2,153,199	1.0%
3.875%, 02/15/2043 to 05/15/2043	1,375,000	1,341,434	0.7%
4.000%, 11/15/2052	885,000	909,061	0.4%
4.375%, 11/15/2039	1,170,000	1,238,738	0.6%
OTHER SECURITIES		498,783	0.2%
		34,966,564
U.S. Treasury Inflation Protected Securities - 3.4%
0.250%, 07/15/2029 to 02/15/2050	5,740,064	4,779,981	2.3%
0.750%, 07/15/2028	2,323,619	2,201,583	1.0%
OTHER SECURITIES		228,836	0.1%
		7,210,400
U.S. Treasury Notes - 5.8%
1.625%, 05/15/2031 (A)	6,790,000	5,770,174	2.7%
1.875%, 02/15/2032	3,110,000	2,663,909	1.3%
2.750%, 08/15/2032	2,945,000	2,699,852	1.3%
3.375%, 05/15/2033	1,025,000	988,484	0.5%
		12,122,419
Federal Home Loan Mortgage Corp. - 4.2%
2.000%, 03/01/2051	2,842,418	2,326,969	1.1%
2.500%, 01/01/2052 to 05/01/2052	4,170,172	3,536,989	1.7%
3.500%, 03/01/2048 to 06/01/2048	682,788	630,762	0.3%
5.000%, 12/01/2034 to 09/01/2052	2,097,452	2,058,795	1.0%
OTHER SECURITIES		228,614	0.1%
		8,782,129
Federal National Mortgage Association - 23.5%
2.000%, 04/01/2051 to 05/01/2051	8,513,932	6,962,954	3.4%
2.000%, TBA (B)	3,600,000	3,104,546	1.5%
2.500%, 07/01/2030 to 04/01/2050	1,247,931	1,075,846	0.4%
2.500%, TBA (B)	3,100,000	2,627,128	1.3%
2.660%, 03/01/2027	766,099	712,792	0.4%
3.000%, TBA (B)	3,400,000	2,991,468	1.4%
3.500%, 06/01/2046 to 05/01/2048	2,505,988	2,316,026	1.1%
4.000%, TBA (B)	3,700,000	3,471,351	1.7%
4.500%, TBA (B)	17,875,000	17,176,763	8.2%
5.000%, 09/01/2052	2,024,621	1,986,319	1.0%
5.500%, TBA (B)	6,530,000	6,498,620	3.1%
		48,923,813
Government National Mortgage Association - 10.0%
2.000%, TBA (B)	2,600,000	2,183,064	1.1%
3.000%, TBA (B)	7,500,000	6,700,154	3.2%
3.500%, TBA (B)	5,400,000	4,982,735	2.4%
4.000%, TBA (B)	2,600,000	2,458,372	1.2%
4.500%, TBA (B)	4,600,000	4,438,376	2.1%
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
OTHER SECURITIES			$111,263	0.0%
			20,873,964
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $146,097,356)			$132,879,289
FOREIGN GOVERNMENT OBLIGATIONS - 2.8%
Angola - 0.1%			169,230	0.1%
Benin - 0.1%			233,877	0.1%
Bermuda - 0.2%			361,702	0.2%
Brazil - 0.5%
Federative Republic of Brazil 10.000%, 01/01/2031	BRL	5,476,000	1,111,401	0.5%
Chile - 0.1%			93,607	0.1%
Colombia - 0.1%			287,411	0.1%
Costa Rica - 0.1%			200,700	0.1%
Ghana - 0.0%			85,561	0.0%
Hungary - 0.3%			607,940	0.3%
Indonesia - 0.2%			427,161	0.2%
Ivory Coast - 0.1%			190,702	0.1%
North Macedonia - 0.2%			487,843	0.2%
Philippines - 0.2%			414,711	0.2%
Romania - 0.5%			944,494	0.5%
Saudi Arabia - 0.1%			120,877	0.1%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $7,685,885)			$5,737,217
CORPORATE BONDS - 27.4%
Communication services - 2.4%			4,968,430	2.4%
Consumer discretionary - 1.2%			2,444,624	1.2%
Consumer staples - 0.8%			1,692,489	0.8%
Energy - 2.7%			5,641,361	2.7%
Financials - 7.2%
GTP Acquisition Partners I LLC 3.482%, 06/16/2025 (C)		$730,000	696,985	0.3%
OTHER SECURITIES			14,287,111	6.9%
			14,984,096
Health care - 2.0%			4,074,261	2.0%
Industrials - 2.1%			4,426,611	2.1%
Information technology - 2.5%			5,238,922	2.5%
Materials - 1.1%
Ball Corp. 6.000%, 06/15/2029		735,000	729,488	0.3%
OTHER SECURITIES			1,531,106	0.8%
			2,260,594
Real estate - 1.0%			2,175,431	1.0%
Utilities - 4.4%			9,206,211	4.4%
TOTAL CORPORATE BONDS (Cost $60,989,290)			$57,113,030
MUNICIPAL BONDS - 1.8%
Metropolitan Transportation Authority (New York) 5.175%, 11/15/2049		705,000	642,130	0.3%

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
MUNICIPAL BONDS (continued)
Philadelphia Authority for Industrial Development (Pennsylvania) 6.550%, 10/15/2028	$675,000	$712,935	0.3%
OTHER SECURITIES		2,448,855	1.2%
TOTAL MUNICIPAL BONDS (Cost $4,144,901)		$3,803,920
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.8%
Commercial and residential - 10.7%		22,304,914	10.7%
Federal Home Loan Mortgage Corp. - 1.5%		3,164,578	1.5%
Federal National Mortgage Association - 1.6%		3,200,440	1.6%
Government National Mortgage Association - 0.0%		56,775	0.0%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $32,316,814)		$28,726,707
ASSET BACKED SECURITIES - 12.0%
Bain Capital Credit CLO, Ltd. Series 2017-2A, Class AR2 (3 month LIBOR + 1.180%), 6.435%, 07/25/2034 (C)(D)	650,000	637,073	0.3%
CIFC Funding, Ltd. Series 2017-2A, Class AR (3 month LIBOR + 0.950%), 6.200%, 04/20/2030 (C)(D)	880,839	872,974	0.4%
Galaxy XXIII CLO, Ltd. Series 2017-23A, Class AR (3 month LIBOR + 0.870%), 6.143%, 04/24/2029 (C)(D)	643,362	637,695	0.3%
Sound Point CLO XXIX, Ltd. Series 2021-1A, Class A (3 month LIBOR + 1.070%), 6.325%, 04/25/2034 (C)(D)	655,000	638,088	0.3%
Taco Bell Funding LLC Series 2021-1A, Class A2II, 2.294%, 08/25/2051 (C)	880,590	722,965	0.3%
Venture 42 CLO, Ltd. Series 2021-42A, Class A1A (3 month LIBOR + 1.130%), 6.390%, 04/15/2034 (C)(D)	655,000	637,690	0.3%
OTHER SECURITIES		20,812,090	10.1%
TOTAL ASSET BACKED SECURITIES (Cost $26,094,977)		$24,958,575
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS - 3.7%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.1773% (E)(F)	15,318	$153,098	0.0%
Repurchase agreement - 3.7%
Deutsche Bank Tri-Party Repurchase Agreement dated 6-30-23 at 5.050% to be repurchased at $7,703,240 on 7-3-23, collateralized by $7,858,563 Federal National Mortgage Association, 3.500% - 6.000% due 4-1-43 to 7-1-53 (valued at $7,854,000)	$7,700,000	7,700,000	3.7%
TOTAL SHORT-TERM INVESTMENTS (Cost $7,853,108)		$7,853,098
Total Investments (Investment Quality Bond Trust) (Cost $285,182,331) - 125.2%		$261,071,836	125.2%
Other assets and liabilities, net - (25.2)%		(52,612,388)	(25.2%)
TOTAL NET ASSETS - 100.0%		$208,459,448	100.0%
Currency Abbreviations
BRL	Brazilian Real
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $60,313,670 or 28.9% of the fund's net assets as of 6-30-23.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	The rate shown is the annualized seven-day yield as of 6-30-23.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	114	Long	Sep 2023	$23,243,723	$23,181,188	$(62,535)
5-Year U.S. Treasury Note Futures	159	Long	Sep 2023	17,350,121	17,027,906	(322,215)
Ultra 10-Year U.S. Treasury Note Futures	19	Long	Sep 2023	2,276,489	2,250,312	(26,177)
10-Year U.S. Treasury Note Futures	136	Short	Sep 2023	(15,561,795)	(15,268,125)	293,670
Euro-Buxl Futures	16	Short	Sep 2023	(2,376,695)	(2,437,305)	(60,610)
The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
German Euro BOBL Futures	38	Short	Sep 2023	(4,839,396)	(4,797,986)	$41,410
German Euro BUND Futures	21	Short	Sep 2023	(3,070,890)	(3,064,680)	6,210
U.S. Treasury Long Bond Futures	54	Short	Sep 2023	(6,865,077)	(6,852,938)	12,139
Ultra U.S. Treasury Bond Futures	43	Short	Sep 2023	(5,803,401)	(5,857,406)	(54,005)
						$(172,113)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	1,048,754	BRL	5,210,000	GSI	9/20/2023	—	$(24,443)
USD	3,488,472	EUR	3,237,000	DB	9/20/2023	—	(57,250)
						—	$(81,693)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	2,185,000	USD	Fixed 1.560%	USD Compounded SOFR	Annual	Annual	Dec 2041	$(11,291)	$605,843	$594,552
Centrally cleared	1,320,000	USD	Fixed 1.560%	USD Compounded SOFR	Annual	Annual	Dec 2051	(7,838)	428,448	420,610
Centrally cleared	380,000	USD	Fixed 2.880%	USD Compounded SOFR	Annual	Annual	Mar 2053	4,436	19,918	24,354
Centrally cleared	1,105,000	USD	Fixed 2.970%	USD Compounded SOFR	Annual	Annual	Mar 2053	665	51,260	51,925
Centrally cleared	370,000	USD	Fixed 3.250%	USD Compounded SOFR	Annual	Annual	Jun 2053	(4,055)	(351)	(4,406)
								$(18,083)	$1,105,118	$1,087,035
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Federative Republic of Brazil	937,000	USD	$937,000	1.000%	Quarterly	Jun 2027	$41,094	$(30,942)	$10,152
Centrally cleared	CDX.EM.38	3,340,000	USD	3,340,000	1.000%	Quarterly	Dec 2027	200,606	(62,333)	138,273
Centrally cleared	Federative Republic of Brazil	930,000	USD	930,000	1.000%	Quarterly	Jun 2028	47,052	(17,154)	29,898
				$5,207,000				$288,752	$(110,429)	$178,323
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.40	4.287%	700,000	USD	$700,000	5.000%	Quarterly	Jun 2028	$12,071	$8,505	$20,576
					$700,000				$12,071	$8,505	$20,576
Derivatives Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
USD	U.S. Dollar
Derivatives Abbreviations
DB	Deutsche Bank AG
GSI	Goldman Sachs International
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

See Notes to financial statements regarding investment transactions and other derivatives information.
Money Market Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT - 15.2%
U.S. Treasury Bills - 13.4%
4.905%, 10/12/2023	$16,286,100	$16,063,766	0.7%
5.085%, 07/25/2023	97,490,100	97,165,201	4.1%
5.098%, 07/20/2023	64,908,300	64,736,500	2.8%
5.146%, 08/03/2023	64,942,900	64,642,149	2.7%
5.211%, 08/10/2023	64,908,300	64,539,765	2.7%
OTHER SECURITIES		9,986,083	0.4%
		317,133,464
U.S. Treasury Notes - 1.8%
5.240%, (3 month USBMMY - 0.075%), 04/30/2024 (A)	15,000,000	15,000,627	0.6%
5.367%, (3 month USBMMY + 0.037%), 07/31/2024 (A)	26,848,500	26,846,268	1.2%
		41,846,895
TOTAL U.S. GOVERNMENT (Cost $358,980,359)		$358,980,359
U.S. GOVERNMENT AGENCY - 59.9%
Federal Agricultural Mortgage Corp. - 1.4%		33,223,084	1.4%
Federal Farm Credit Bank - 13.3%
4.898%, 04/16/2024	13,051,000	12,562,131	0.5%
5.161%, (Prime rate - 3.160%), 07/26/2023 (A)	13,378,000	13,378,000	0.6%
5.171%, (SOFR + 0.040%), 03/18/2024 (A)	13,297,000	13,297,000	0.6%
5.171%, (Prime rate - 3.150%), 07/26/2023 (A)	13,238,000	13,237,998	0.6%
5.211%, (U.S. Federal Funds Effective Rate + 0.070%), 10/04/2024 (A)	13,238,000	13,238,000	0.6%
5.263%, (Prime rate - 3.085%), 08/08/2024 (A)	13,232,000	13,228,319	0.6%
OTHER SECURITIES		234,916,949	9.8%
		313,858,397
Federal Home Loan Bank - 40.8%
4.839%, 11/28/2023	13,069,000	12,814,155	0.5%
4.850%, 10/05/2023	18,925,000	18,924,335	0.8%
4.882%, 02/02/2024	19,665,000	19,112,807	0.8%
4.973%, 11/07/2023	12,450,000	12,444,058	0.5%
4.994%, 02/09/2024	13,069,000	12,682,034	0.5%
5.027%, 01/12/2024	13,710,000	13,351,420	0.6%
5.037%, 07/12/2023	30,668,000	30,621,519	1.3%
5.077%, 08/03/2023	19,683,000	19,593,057	0.8%
5.078%, 07/26/2023	36,959,000	36,830,898	1.6%
5.087%, 08/25/2023	26,391,000	26,190,229	1.1%
5.096%, 07/10/2023	16,305,000	16,284,537	0.7%
5.108%, 03/01/2024	16,315,000	16,315,000	0.7%
5.132%, 08/09/2023	36,772,000	36,571,469	1.6%
5.151%, 08/16/2023	28,420,000	28,236,709	1.2%
5.155%, 09/01/2023	22,597,000	22,400,866	0.9%
5.156%, (SOFR + 0.025%), 11/01/2023 (A)	13,050,000	13,050,000	0.6%
5.156%, (SOFR + 0.025%), 09/25/2023 (A)	19,680,000	19,680,000	0.8%
5.161%, (SOFR + 0.030%), 11/09/2023 (A)	19,640,000	19,640,000	0.8%
5.166%, (SOFR + 0.035%), 12/11/2023 (A)	19,640,000	19,640,000	0.8%
Money Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AGENCY (continued)
Federal Home Loan Bank (continued)
5.171%, (SOFR + 0.040%), 10/06/2023 (A)	$19,965,000	$19,965,000	0.8%
5.171%, (SOFR + 0.040%), 12/18/2023 (A)	16,365,000	16,365,000	0.7%
5.181%, (SOFR + 0.050%), 07/24/2023 (A)	13,090,000	13,090,000	0.6%
5.181%, (SOFR + 0.050%), 07/18/2023 (A)	22,895,000	22,895,000	1.0%
5.181%, (SOFR + 0.050%), 07/24/2023 (A)	16,330,000	16,330,000	0.7%
5.186%, (SOFR + 0.055%), 08/22/2023 (A)	13,065,000	13,065,000	0.6%
5.206%, 09/07/2023	12,600,000	12,598,882	0.5%
5.222%, (SOFR + 0.090%), 08/21/2023 (A)	19,735,000	19,735,000	0.8%
5.232%, (SOFR + 0.100%), 09/21/2023 (A)	13,180,000	13,180,000	0.6%
5.252%, (SOFR + 0.120%), 09/06/2023 (A)	19,610,000	19,610,000	0.8%
5.266%, 05/10/2024	16,295,000	16,295,000	0.7%
5.329%, 12/01/2023	16,900,000	16,530,716	0.7%
5.391%, 12/01/2023	13,025,000	13,016,723	0.6%
5.455%, 04/01/2024	16,300,000	16,300,000	0.7%
OTHER SECURITIES		338,644,521	14.4%
		962,003,935
Federal Home Loan Mortgage Corp. - 1.8%
5.376%, 06/17/2024	13,000,000	13,000,000	0.5%
OTHER SECURITIES		29,457,068	1.3%
		42,457,068
Federal National Mortgage Association - 2.1%
5.186%, 04/03/2024	12,087,000	12,087,000	0.5%
OTHER SECURITIES		37,679,366	1.6%
		49,766,366
Tennessee Valley Authority - 0.5%		11,048,821	0.5%
TOTAL U.S. GOVERNMENT AGENCY (Cost $1,412,357,671)		$1,412,357,671
REPURCHASE AGREEMENT - 24.9%
Barclays Tri-Party Repurchase Agreement dated 6-30-23 at 5.040% to be repurchased at $325,136,500 on 7-3-23, collateralized by $75,655,395 U.S. Treasury Inflation Indexed Bonds, 2.000% - 3.875% due 1-15-26 to 4-15-29 (valued at $78,812,882) and $275,649,434 U.S. Treasury Inflation Indexed Notes, 0.125% - 0.875% due 10-15-25 to 7-15-31 (valued at $252,826,432)	325,000,000	325,000,000	13.8%

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
REPURCHASE AGREEMENT (continued)
Repurchase Agreement with State Street Corp. dated 6-30-23 at 5.040% to be repurchased at $260,109,200 on 7-3-23, collateralized by $220,436,600 U.S. Treasury Notes, 1.500% - 1.750% due 11-30-28 to 1-31-29 (valued at $194,965,906) and $48,000,000 U.S. Treasury Inflation Indexed Bonds, 2.500% due 1-15-29 (valued at $70,234,146)	260,000,000	$260,000,000	11.0%
OTHER SECURITIES		771,000	0.1%
TOTAL REPURCHASE AGREEMENT (Cost $585,771,000)		$585,771,000
Total Investments (Money Market Trust) (Cost $2,357,109,030) - 100.0%		$2,357,109,030	100.0%
Other assets and liabilities, net - 0.0%		766,840	0.0%
TOTAL NET ASSETS - 100.0%		$2,357,875,870	100.0%
Security Abbreviations and Legend
SOFR	Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	Variable rate obligation.
Opportunistic Fixed Income Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 29.2%
U.S. Treasury Inflation Protected Securities - 9.8%
1.125%, 01/15/2033	$2,606,720	$2,496,876	1.5%
1.625%, 10/15/2027 (A)	13,474,656	13,275,299	8.3%
		15,772,175
U.S. Treasury Notes - 0.2%		329,905	0.2%
Federal National Mortgage Association - 19.2%
4.500%, TBA (B)	4,770,000	4,583,673	2.9%
5.000%, TBA (B)	10,629,000	10,413,514	6.5%
5.500%, TBA (B)	15,791,000	15,715,102	9.8%
		30,712,289
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $47,316,449)		$46,814,369
FOREIGN GOVERNMENT OBLIGATIONS - 35.3%
Angola - 0.1%		167,856	0.1%
Argentina - 0.3%
Republic of Argentina 1.500%, (1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter) 07/09/2035	1,534,439	457,734	0.3%
OTHER SECURITIES		11,240	0.0%
		468,974
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Australia - 0.9%
Commonwealth of Australia 0.250%, 11/21/2032	AUD	685,000	$447,949	0.3%
Commonwealth of Australia, Inflation Linked Bond 1.547%, 08/21/2040		1,370,000	1,031,002	0.6%
			1,478,951
Benin - 0.2%			313,689	0.2%
Brazil - 7.0%
Federative Republic of Brazil 10.000%, 01/01/2025 to 01/01/2033	BRL	52,370,000	10,707,954	6.6%
OTHER SECURITIES			593,065	0.4%
			11,301,019
Canada - 1.9%
Government of Canada 4.000%, 12/01/2031	CAD	1,129,319	1,017,526	0.6%
Province of Ontario 2.000%, 12/01/2036		2,830,150	2,017,690	1.3%
			3,035,216
Chile - 0.3%			543,681	0.3%
Colombia - 1.0%
Republic of Colombia 6.125%, 01/18/2041		$645,000	523,881	0.3%
OTHER SECURITIES			1,074,085	0.7%
			1,597,966
Czech Republic - 0.8%			1,272,206	0.8%
Ghana - 0.1%			167,107	0.1%
Greece - 1.0%
Republic of Greece, GDP-Linked Note 4.404%, 10/15/2042 (C)*	EUR	409,185,000	1,620,805	1.0%
Hungary - 0.6%
Republic of Hungary 1.625%, 04/28/2032		520,000	430,108	0.3%
OTHER SECURITIES			550,626	0.3%
			980,734
Iceland - 2.0%
Republic of Iceland 5.000%, 11/15/2028	ISK	433,770,000	2,911,164	1.8%
OTHER SECURITIES			336,272	0.2%
			3,247,436
Indonesia - 1.2%
Republic of Indonesia 6.375%, 08/15/2028 to 04/15/2032	IDR	6,460,000,000	435,243	0.3%
Republic of Indonesia 7.500%, 08/15/2032 to 05/15/2038		7,129,000,000	514,416	0.3%
OTHER SECURITIES			922,591	0.6%
			1,872,250
Israel - 0.1%			160,850	0.1%
Japan - 1.0%
Government of Japan, CPI Linked Bond 0.005%, 03/10/2033	JPY	221,289,147	1,653,975	1.0%
Malaysia - 0.9%			1,361,068	0.9%
Mexico - 1.4%
Government of Mexico 7.500%, 05/26/2033	MXN	8,112,200	436,316	0.3%

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Government of Mexico 10.283%, 03/20/2025 (D)	MXN	11,795,630	$580,796	0.4%
OTHER SECURITIES			1,262,644	0.7%
			2,279,756
New Zealand - 3.6%
Government of New Zealand 2.750%, 05/15/2051	NZD	2,975,000	1,261,233	0.8%
Government of New Zealand, Inflation Linked Bond 3.089%, 09/20/2040		1,925,000	1,414,587	0.9%
Government of New Zealand, Inflation Linked Bond 3.122%, 09/20/2035		2,315,000	1,756,501	1.1%
Government of New Zealand, Inflation Linked Bond 3.804%, 09/20/2030		1,280,000	1,039,445	0.6%
OTHER SECURITIES			338,121	0.2%
			5,809,887
North Macedonia - 0.4%
Republic of North Macedonia 1.625%, 03/10/2028	EUR	470,000	414,138	0.3%
OTHER SECURITIES			155,611	0.1%
			569,749
Peru - 0.6%			913,194	0.6%
Poland - 0.9%			1,486,865	0.9%
Romania - 1.0%
Republic of Romania 3.875%, 10/29/2035		520,000	448,418	0.3%
OTHER SECURITIES			1,219,164	0.7%
			1,667,582
Russia - 0.6%
Government of Russia 6.900%, 05/23/2029 (E)	RUB	164,290,000	604,477	0.4%
OTHER SECURITIES			347,635	0.2%
			952,112
Serbia - 0.1%			72,450	0.1%
South Africa - 1.7%
Republic of South Africa 8.750%, 01/31/2044	ZAR	24,685,000	959,792	0.6%
OTHER SECURITIES			1,820,731	1.1%
			2,780,523
South Korea - 2.2%
Republic of Korea, Inflation Linked Bond 1.125%, 06/10/2030	KRW	3,083,021,359	2,269,143	1.4%
Republic of Korea, Inflation Linked Bond 1.750%, 06/10/2028		1,602,022,327	1,233,851	0.8%
			3,502,994
Spain - 0.5%
Kingdom of Spain 1.900%, 10/31/2052 (F)	EUR	1,150,000	828,622	0.5%
Sri Lanka - 0.1%			90,102	0.1%
Sweden - 1.9%
Kingdom of Sweden, Inflation Linked Bond 0.161%, 06/01/2032	SEK	26,820,000	3,020,248	1.9%
Thailand - 0.5%			822,125	0.5%
Ukraine - 0.1%			119,600	0.1%
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom - 0.2%			$289,590	0.2%
Uruguay - 0.1%			198,117	0.1%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $65,225,287)			$56,647,299
CORPORATE BONDS - 17.5%
Australia - 0.3%			449,586	0.3%
Austria - 0.1%			191,660	0.1%
Bermuda - 0.0%			5,469	0.0%
Canada - 0.6%			1,014,552	0.6%
Chile - 0.1%			102,000	0.1%
China - 0.1%			139,641	0.1%
Finland - 0.0%			21,037	0.0%
France - 0.9%
Societe Generale SA 6.221%, (6.221% to 6-15-32, then 1 Year CMT + 3.200%), 06/15/2033 (F)		$420,000	390,988	0.3%
Valeo 1.000%, 08/03/2028	EUR	500,000	441,559	0.3%
OTHER SECURITIES			563,727	0.3%
			1,396,274
Germany - 0.3%			506,677	0.3%
Israel - 0.0%			50,000	0.0%
Italy - 0.6%
Assicurazioni Generali SpA 2.429%, 07/14/2031		600,000	541,531	0.3%
OTHER SECURITIES			492,070	0.3%
			1,033,601
Japan - 0.1%			101,482	0.1%
Luxembourg - 0.1%			83,007	0.1%
Malta - 0.1%			152,272	0.1%
Mexico - 0.1%			199,030	0.1%
Netherlands - 0.4%
Teva Pharmaceutical Finance Netherlands II BV 4.375%, 05/09/2030		460,000	427,271	0.3%
OTHER SECURITIES			200,593	0.1%
			627,864
Norway - 0.2%			238,052	0.2%
Romania - 0.1%			111,900	0.1%
Singapore - 0.1%			207,188	0.1%
Switzerland - 0.1%			229,242	0.1%
United Kingdom - 0.7%
Anglo American Capital PLC 5.625%, 04/01/2030 (F)		$400,000	398,171	0.3%
OTHER SECURITIES			760,279	0.4%
			1,158,450

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
United States - 12.5%
Black Knight InfoServ LLC 3.625%, 09/01/2028 (F)	$675,000	$604,125	0.4%
FirstCash, Inc. 4.625%, 09/01/2028 (F)	676,000	603,805	0.4%
Nationstar Mortgage Holdings, Inc. 5.750%, 11/15/2031 (F)	556,000	456,723	0.3%
The William Carter Company 5.625%, 03/15/2027 (F)	393,000	381,339	0.2%
United Wholesale Mortgage LLC 5.500%, 04/15/2029 (F)	524,000	449,330	0.3%
OTHER SECURITIES		17,519,241	10.9%
		20,014,563
TOTAL CORPORATE BONDS (Cost $30,183,883)		$28,033,547
CONVERTIBLE BONDS - 4.9%
Canada - 0.1%		113,250	0.1%
China - 0.3%		512,833	0.3%
Denmark - 0.2%		358,463	0.2%
Israel - 0.0%		3,558	0.0%
Luxembourg - 0.0%		74,675	0.0%
Singapore - 0.3%
Sea, Ltd. 0.250%, 09/15/2026	518,000	415,695	0.3%
		415,695
United States - 4.0%
Block, Inc. 0.125%, 03/01/2025	427,000	402,448	0.3%
Repay Holdings Corp. 8.183%, 02/01/2026 (D),(F)	475,000	386,223	0.2%
Snap, Inc. 0.125%, 03/01/2028	670,000	474,695	0.3%
OTHER SECURITIES		5,122,881	3.2%
		6,386,247
TOTAL CONVERTIBLE BONDS (Cost $8,579,738)		$7,864,721
MUNICIPAL BONDS - 1.6%
Chicago Transit Authority (Illinois) 3.502%, 12/01/2033	435,000	383,181	0.3%
Commonwealth of Massachusetts, GO 2.514%, 07/01/2041	625,000	465,159	0.3%
OTHER SECURITIES		1,816,542	1.0%
TOTAL MUNICIPAL BONDS (Cost $3,325,225)		$2,664,882
TERM LOANS (G) - 4.3%
Luxembourg - 0.2%		236,788	0.2%
Netherlands - 0.1%		167,206	0.1%
Sweden - 0.1%		165,251	0.1%
United States - 3.9%		6,324,572	3.9%
TOTAL TERM LOANS (Cost $7,024,206)		$6,893,817
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.2%
United States - 4.2%
Federal Home Loan Mortgage Corp. Series 2022-HQA1, Class M2 (1 month SOFR + 5.250%), 10.317%, 03/25/2042 (F)(H)	$560,000	$579,600	0.4%
OTHER SECURITIES		6,171,524	3.8%
		6,751,124
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,835,122)		$6,751,124
ASSET BACKED SECURITIES - 3.2%
Cayman Islands - 1.8%		2,983,182	1.8%
United States - 1.4%		2,219,924	1.4%
TOTAL ASSET BACKED SECURITIES (Cost $5,544,511)		$5,203,106
COMMON STOCKS - 0.0%
United Kingdom - 0.0%		24,254	0.0%
United States - 0.0%		6,321	0.0%
TOTAL COMMON STOCKS (Cost $85,322)		$30,575
PREFERRED SECURITIES - 0.6%
Bermuda - 0.1%		101,543	0.1%
United States - 0.5%		773,645	0.5%
TOTAL PREFERRED SECURITIES (Cost $854,546)		$875,188
SHORT-TERM INVESTMENTS - 16.1%
U.S. Government - 0.1%		112,764	0.1%
Short-term funds - 16.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.0063% (I)	25,791,666	25,791,666	16.0%
TOTAL SHORT-TERM INVESTMENTS (Cost $25,904,401)		$25,904,430
Total Investments (Opportunistic Fixed Income Trust) (Cost $200,878,690) - 116.9%		$187,683,058	116.9%
Other assets and liabilities, net - (16.9)%		(27,145,697)	(16.9%)
TOTAL NET ASSETS - 100.0%		$160,537,361	100.0%
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
IDR	Indonesian Rupiah
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
ZAR	South African Rand
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
GO	General Obligation

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Non-income producing security.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
Opportunistic Fixed Income Trust (continued)
(F)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $27,601,987 or 17.2% of the fund's net assets as of 6-30-23.
(G)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	The rate shown is the annualized seven-day yield as of 6-30-23.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	4	Long	Sep 2023	$311,023	$310,269	$(754)
10-Year U.S. Treasury Note Futures	160	Long	Sep 2023	18,190,720	17,962,500	(228,220)
2-Year U.S. Treasury Note Futures	151	Long	Sep 2023	30,997,422	30,704,906	(292,516)
30-Day Federal Funds Futures	19	Long	Sep 2023	7,546,768	7,497,683	(49,085)
5-Year U.S. Treasury Note Futures	177	Long	Sep 2023	19,197,330	18,955,557	(241,773)
Euro SCHATZ Futures	1	Long	Sep 2023	115,100	114,412	(688)
German Euro BUND Futures	4	Long	Sep 2023	584,582	583,749	(833)
Ultra 10-Year U.S. Treasury Note Futures	6	Long	Sep 2023	715,058	710,625	(4,433)
Ultra U.S. Treasury Bond Futures	5	Long	Sep 2023	686,166	681,094	(5,072)
10-Year Canada Government Bond Futures	2	Short	Sep 2023	(185,036)	(184,986)	50
10-Year Japan Government Bond Future	11	Short	Sep 2023	(11,293,755)	(11,324,370)	(30,615)
5-Year Canada Government Bond Futures	6	Short	Sep 2023	(502,660)	(498,887)	3,773
Euro-BTP Italian Government Bond Futures	47	Short	Sep 2023	(5,929,108)	(5,954,866)	(25,758)
Euro-Buxl Futures	13	Short	Sep 2023	(1,922,769)	(1,980,310)	(57,541)
Euro-OAT Futures	11	Short	Sep 2023	(1,539,770)	(1,541,211)	(1,441)
German Euro BOBL Futures	5	Short	Sep 2023	(632,913)	(631,314)	1,599
U.K. Long Gilt Bond Futures	3	Short	Sep 2023	(364,258)	(363,093)	1,165
U.S. Treasury Long Bond Futures	45	Short	Sep 2023	(5,721,084)	(5,710,781)	10,303
						$(921,839)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	55,000	USD	36,760	BARC	9/20/2023	—	$(43)
AUD	15,000	USD	10,178	JPM	9/20/2023	—	(164)
BRL	45,561,000	USD	9,481,023	CITI	7/5/2023	$34,246	—
BRL	43,809,000	USD	9,072,117	GSI	7/5/2023	77,250	—
BRL	1,752,000	USD	357,340	MSI	7/5/2023	8,560	—
BRL	940,000	USD	195,829	CITI	7/31/2023	—	(412)
BRL	5,432,000	USD	1,125,262	CITI	8/2/2023	3,613	—
BRL	3,062,000	USD	619,035	GSI	9/5/2023	13,334	—
BRL	2,038,000	USD	420,120	SSB	9/5/2023	772	—
CAD	15,000	USD	11,336	JPM	9/20/2023	——	——
CLP	76,672,000	USD	94,658	BOA	9/20/2023	87	—
CLP	25,708,000	USD	32,294	MSI	9/20/2023	—	(527)
CNY	426,000	USD	59,150	GSI	9/20/2023	—	(187)
CNY	445,000	USD	62,795	HSBC	9/20/2023	—	(1,203)
COP	5,231,897,000	USD	1,240,021	CITI	7/31/2023	3,970	—
COP	1,180,700,000	USD	279,103	CITI	9/20/2023	—	(1,894)
COP	59,300,000	USD	13,904	GSI	9/20/2023	19	—
COP	1,471,512,000	USD	344,596	MSI	9/20/2023	890	—
CZK	6,203,000	USD	283,658	MSI	9/20/2023	165	—
EGP	3,600,000	USD	103,642	CITI	7/11/2023	12,408	—
EGP	2,420,000	USD	71,429	GSI	8/30/2023	3,601	—
The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EGP	202,000	USD	6,044	GSI	9/11/2023	$151	—
EGP	196,000	USD	5,893	BOA	9/20/2023	60	—
EGP	3,600,000	USD	109,265	CITI	9/20/2023	78	—
EGP	202,000	USD	5,577	GSI	12/11/2023	119	—
EUR	3,960,000	USD	4,325,904	GSI	7/31/2023	740	—
EUR	220,000	USD	240,558	BOA	9/20/2023	424	—
EUR	91,000	USD	99,106	GSI	9/20/2023	572	—
EUR	32,000	USD	34,481	JPM	9/20/2023	571	—
GBP	1,558,000	USD	1,985,359	JPM	7/31/2023	—	$(6,334)
GBP	32,000	USD	41,110	BARC	9/20/2023	—	(462)
GBP	5,000	USD	6,369	MSI	9/20/2023	—	(18)
HUF	329,777,000	USD	964,401	HSBC	7/31/2023	—	(5,192)
HUF	28,100,000	USD	81,050	BOA	9/20/2023	—	(277)
HUF	16,800,000	USD	47,870	BARC	9/20/2023	421	—
HUF	28,707,000	USD	82,367	CITI	9/20/2023	150	—
HUF	193,669,000	USD	548,987	JPM	9/20/2023	7,708	—
IDR	28,575,537,000	USD	1,898,833	JPM	7/31/2023	180	—
IDR	4,471,000,000	USD	298,493	CITI	9/20/2023	—	(1,601)
IDR	636,000,000	USD	42,144	GSI	9/20/2023	89	—
IDR	6,199,855,000	USD	415,582	JPM	9/20/2023	—	(3,887)
INR	22,040,000	USD	266,294	BOA	9/20/2023	1,556	—
JPY	459,000,000	USD	3,191,838	CITI	7/31/2023	1,621	—
JPY	470,400,000	USD	3,302,043	JPM	7/31/2023	—	(29,270)
KRW	309,653,000	USD	237,602	MSI	7/31/2023	—	(2,336)
KZT	13,550,000	USD	27,938	BOA	7/24/2023	1,981	—
KZT	11,800,000	USD	24,738	GSI	8/9/2023	1,221	—
KZT	10,900,000	USD	23,877	GSI	8/10/2023	96	—
KZT	10,900,000	USD	23,930	JPM	8/11/2023	38	—
KZT	22,800,000	USD	49,351	GSI	8/18/2023	697	—
MXN	5,061,000	USD	288,885	GSI	9/20/2023	2,517	—
MXN	1,040,000	USD	59,054	MSI	9/20/2023	827	—
MYR	2,718,000	USD	591,141	HSBC	9/20/2023	—	(3,335)
NOK	17,590,000	USD	1,633,158	CITI	7/31/2023	7,157	—
NOK	2,842,000	USD	264,334	JPM	7/31/2023	690	—
NZD	569,000	USD	350,767	HSBC	7/31/2023	—	(1,610)
NZD	60,000	USD	36,363	BARC	9/20/2023	447	—
NZD	15,000	USD	9,218	MSI	9/20/2023	—	(15)
PEN	520,000	USD	141,574	CITI	9/20/2023	903	—
PEN	742,000	USD	202,134	SCB	9/20/2023	1,169	—
PHP	3,870,000	USD	69,796	MSI	9/20/2023	80	—
PLN	2,795,000	USD	686,357	HSBC	7/31/2023	138	—
PLN	993,000	USD	236,243	BARC	9/20/2023	7,064	—
PLN	1,677,000	USD	408,688	MSI	9/20/2023	2,214	—
RON	535,000	USD	115,079	BOA	9/20/2023	2,418	—
RON	251,000	USD	55,285	GSI	9/20/2023	—	(160)
RON	160,000	USD	34,897	HSBC	9/20/2023	242	—
RON	882,000	USD	193,241	JPM	9/20/2023	465	—
SEK	5,707,000	USD	533,417	MSI	7/31/2023	—	(3,655)
SGD	1,600,000	USD	1,183,344	BOA	7/31/2023	823	—
SGD	25,000	USD	18,661	GSI	9/20/2023	—	(122)
SGD	65,000	USD	48,199	HSBC	9/20/2023	2	—
THB	3,580,000	USD	101,719	BARC	9/20/2023	14	—
THB	1,620,000	USD	46,636	HSBC	9/20/2023	—	(600)
THB	36,569,000	USD	1,058,235	JPM	9/20/2023	—	(19,048)
TRY	845,000	USD	31,689	GSI	8/31/2023	67	—
TRY	4,860,000	USD	185,496	GSI	9/20/2023	—	(5,114)
USD	2,410,224	AUD	3,605,000	GSI	7/31/2023	6,978	—
USD	96,623	AUD	145,000	MSI	9/20/2023	—	(177)
USD	9,457,008	BRL	45,561,000	CITI	7/5/2023	—	(58,258)
USD	8,749,798	BRL	43,809,000	GSI	7/5/2023	—	(399,568)
USD	363,546	BRL	1,752,000	MSI	7/5/2023	—	(2,354)
USD	195,102	BRL	940,000	CITI	7/31/2023	—	(316)
USD	8,505,364	BRL	41,069,000	CITI	8/2/2023	—	(29,580)
USD	30,741	BRL	150,000	CITI	9/5/2023	—	(237)
USD	997,807	BRL	4,982,000	GSI	9/5/2023	—	(31,086)
USD	241,221	BRL	1,187,000	SSB	9/5/2023	—	(3,921)
The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	5,439,830	CAD	7,158,000	HSBC	7/31/2023	$34,512	—
USD	59,879	CAD	80,000	BARC	9/20/2023	—	$(582)
USD	1,972,113	CHF	1,760,000	GSI	7/31/2023	547	—
USD	851,685	CLP	685,930,000	SSB	7/31/2023	—	(881)
USD	12,764	CLP	10,300,000	GSI	9/20/2023	36	—
USD	263,756	CLP	214,184,000	MSI	9/20/2023	—	(913)
USD	34,660	CLP	28,095,000	SSB	9/20/2023	—	(57)
USD	4,698,080	CNY	33,903,000	BOA	7/31/2023	25,199	—
USD	123,045	CNY	871,000	MSI	9/20/2023	2,491	—
USD	26,479	COP	113,000,000	CITI	9/20/2023	—	(51)
USD	213,557	COP	912,100,000	SSB	9/20/2023	—	(589)
USD	504,329	CZK	10,961,000	BARC	7/31/2023	1,764	—
USD	116,914	CZK	2,582,000	BARC	9/20/2023	—	(1,228)
USD	274,892	CZK	6,030,000	JPM	9/20/2023	—	(1,016)
USD	116,514	EGP	3,600,000	CITI	7/11/2023	464	—
USD	33,078	EGP	1,080,000	CITI	9/20/2023	275	—
USD	8,858,693	EUR	8,109,386	GSI	7/31/2023	—	(1,516)
USD	102,789	EUR	94,000	MSI	7/31/2023	85	—
USD	54,991	EUR	50,000	BOA	9/20/2023	222	—
USD	25,217	EUR	23,000	CITI	9/20/2023	23	—
USD	161,673	EUR	150,000	GSI	9/20/2023	—	(2,633)
USD	178,199	EUR	163,000	MSI	9/20/2023	—	(347)
USD	417,970	GBP	328,000	JPM	7/31/2023	1,334	—
USD	78,293	GBP	63,000	BARC	9/20/2023	—	(1,734)
USD	42,014	GBP	33,000	GSI	9/20/2023	95	—
USD	258,939	HKD	2,026,000	BOA	7/31/2023	263	—
USD	98,664	HUF	34,500,000	BOA	9/20/2023	—	(505)
USD	134,701	HUF	47,000,000	CITI	9/20/2023	—	(399)
USD	128,149	HUF	45,100,000	GSI	9/20/2023	—	(1,489)
USD	198,923	HUF	70,568,000	MSI	9/20/2023	—	(3,922)
USD	1,174,164	IDR	17,670,000,000	JPM	7/31/2023	—	(111)
USD	392,779	IDR	5,906,000,000	BARC	9/20/2023	597	—
USD	29,947	IDR	451,000,000	GSI	9/20/2023	—	(1)
USD	866,673	INR	71,166,000	BOA	7/31/2023	344	—
USD	43,749	INR	3,600,000	SCB	9/20/2023	—	(1)
USD	1,541,880	JPY	219,652,000	JPM	7/31/2023	13,667	—
USD	3,808,498	KRW	4,963,397,000	MSI	7/31/2023	37,438	—
USD	29,895	KZT	13,550,000	GSI	7/24/2023	—	(25)
USD	21,758	KZT	9,900,000	GSI	8/9/2023	—	(21)
USD	19,750	KZT	9,100,000	GSI	9/20/2023	—	(70)
USD	3,165,920	MXN	54,440,000	GSI	7/31/2023	1,252	—
USD	592,236	MXN	10,223,000	JPM	7/31/2023	—	(2,041)
USD	76,364	MXN	1,344,000	BOA	9/20/2023	—	(1,021)
USD	248,068	MXN	4,398,000	BARC	9/20/2023	—	(5,159)
USD	228,911	MXN	4,031,000	CITI	9/20/2023	—	(3,186)
USD	333,008	MXN	5,830,000	GSI	9/20/2023	—	(2,670)
USD	42,958	MXN	750,000	HSBC	9/20/2023	—	(226)
USD	54,153	MXN	970,000	MSI	9/20/2023	—	(1,697)
USD	345,853	MYR	1,600,000	HSBC	9/20/2023	—	(170)
USD	5,877,352	NZD	9,534,000	HSBC	7/31/2023	26,969	—
USD	93,583	NZD	155,000	BARC	9/20/2023	—	(1,510)
USD	533,370	PEN	1,962,000	BOA	9/20/2023	—	(4,205)
USD	11,488	PEN	42,000	CITI	9/20/2023	—	(20)
USD	119,956	PEN	440,000	SCB	9/20/2023	—	(601)
USD	1,053,942	PHP	58,754,000	BOA	7/31/2023	—	(8,259)
USD	53,236	PHP	3,000,000	BOA	9/20/2023	—	(931)
USD	352,439	PLN	1,445,000	BOA	9/20/2023	—	(1,617)
USD	83,885	PLN	345,000	CITI	9/20/2023	—	(647)
USD	18,218	PLN	75,000	GSI	9/20/2023	—	(158)
USD	210,365	RON	960,000	BOA	9/20/2023	—	(471)
USD	3,053,479	SEK	32,669,000	MSI	7/31/2023	20,921	—
USD	1,932,549	SGD	2,613,000	BOA	7/31/2023	—	(1,345)
USD	133,951	SGD	180,000	GSI	9/20/2023	470	—
USD	25,926	SGD	35,000	JPM	9/20/2023	—	(29)
USD	418,495	THB	14,508,000	BARC	9/20/2023	6,218	—
USD	46,567	TRY	1,165,000	GSI	8/31/2023	2,784	—
The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	81,555	TRY	2,080,000	GSI	9/20/2023	$4,353	—
USD	87,880	UYU	3,437,000	GSI	9/20/2023	—	$(668)
USD	737,694	ZAR	13,860,000	CITI	7/31/2023	3,180	—
USD	69,303	ZAR	1,298,000	BARC	9/20/2023	871	—
USD	510,119	ZAR	9,896,000	CITI	9/20/2023	—	(11,613)
USD	356,402	ZAR	6,640,000	GSI	9/20/2023	6,332	—
ZAR	33,880,000	USD	1,803,251	CITI	7/31/2023	—	(7,773)
ZAR	700,000	USD	37,770	BOA	9/20/2023	—	(865)
ZAR	6,476,000	USD	348,981	CITI	9/20/2023	—	(7,557)
ZAR	3,275,000	USD	174,421	MSI	9/20/2023	—	(1,759)
						$404,309	$(697,252)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	33,820,000	CAD	CAD CORRA Compounded OIS	Fixed 4.500%	Semi-Annual	Semi-Annual	Sep 2025	$(27,374)	$(19,222)	$(46,596)
Centrally cleared	8,540,000	GBP	GBP SONIA Compounded OIS	Fixed 5.717%	Annual	Annual	Sep 2025	—	(45,668)	(45,668)
Centrally cleared	52,320,000	MXN	MXN TIIE Banxico	Fixed 7.840%	Monthly	Monthly	Mar 2027	1,915	(87,575)	(85,660)
Centrally cleared	8,500,000	NZD	NZD BBR FRA	Fixed 2.660%	Semi-Annual	Quarterly	Mar 2027	(15,426)	(349,126)	(364,552)
Centrally cleared	6,540,000	NZD	NZD BBR FRA	Fixed 2.750%	Semi-Annual	Quarterly	Mar 2027	5,177	(272,535)	(267,358)
Centrally cleared	25,835,000	SEK	SEK STIBOR SIDE	Fixed 3.042%	Annual	Quarterly	Mar 2028	—	(20,922)	(20,922)
Centrally cleared	39,115,000	MXN	MXN TIIE Banxico	Fixed 8.840%	Monthly	Monthly	Jun 2028	(2,979)	47,312	44,333
Centrally cleared	55,310,000	MXN	MXN TIIE Banxico	Fixed 9.053%	Monthly	Monthly	Jun 2028	—	90,432	90,432
Centrally cleared	157,305,000	INR	Fixed 6.082%	INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Jun 2028	—	17,704	17,704
Centrally cleared	157,305,000	INR	Fixed 6.069%	INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Jun 2028	—	18,709	18,709
Centrally cleared	158,265,000	INR	Fixed 5.905%	INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Jun 2028	—	32,092	32,092
Centrally cleared	4,000,000	AUD	AUD BBR BBSW	Fixed 4.190%	Semi-Annual	Semi-Annual	Sep 2028	(577)	(13,304)	(13,881)
Centrally cleared	29,770,000	NOK	NOK NIBOR NIBR	Fixed 3.810%	Annual	Semi-Annual	Sep 2028	(11,687)	(33,727)	(45,414)
Centrally cleared	17,445,000	MXN	MXN TIIE Banxico	Fixed 6.940%	Monthly	Monthly	Sep 2031	(260)	(70,623)	(70,883)
Centrally cleared	21,005,000	ZAR	ZAR JIBAR SAFEX	Fixed 9.255%	Quarterly	Quarterly	Mar 2033	—	(22,323)	(22,323)
								$(51,211)	$(728,776)	$(779,987)
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Federative Republic of Brazil	585,000	USD	$585,000	1.000%	Quarterly	Dec 2026	$24,816	$(22,752)	$2,064
BARC	Federative Republic of Brazil	955,000	USD	955,000	1.000%	Quarterly	Jun 2028	50,206	(19,505)	30,701
BARC	Federative Republic of Brazil	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	23,707	(7,633)	16,074
BARC	Federative Republic of Brazil	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	21,379	(5,305)	16,074
BARC	Republic of Colombia	650,000	USD	650,000	1.000%	Quarterly	Jun 2028	48,828	(11,941)	36,887
BARC	Republic of Colombia	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	29,494	(1,119)	28,375
BARC	Republic of Indonesia	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	(2,759)	(335)	(3,094)
BARC	Republic of Indonesia	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	(3,542)	448	(3,094)
BARC	United Mexican States	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	2,976	(2,652)	324
BARC	United Mexican States	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	1,769	(1,445)	324
BOA	Federative Republic of Brazil	2,345,000	USD	2,345,000	1.000%	Quarterly	Dec 2027	135,186	(84,318)	50,868
BOA	Federative Republic of Brazil	620,000	USD	620,000	1.000%	Quarterly	Dec 2027	35,854	(22,405)	13,449
The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
CITI	Federative Republic of Brazil	485,000	USD	$485,000	1.000%	Quarterly	Dec 2027	$28,487	$(17,966)	$10,521
CITI	United Mexican States	770,000	USD	770,000	1.000%	Quarterly	Jun 2028	5,750	(5,250)	500
GSI	Federative Republic of Brazil	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	27,117	(11,043)	16,074
GSI	Government of Malaysia	1,600,000	USD	1,600,000	1.000%	Quarterly	Jun 2028	(23,484)	(9,121)	(32,605)
GSI	Republic of Chile	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	(3,338)	(2,938)	(6,276)
GSI	Republic of Chile	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	(4,015)	(2,261)	(6,276)
GSI	Republic of Colombia	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	30,153	(1,778)	28,375
GSI	Republic of Indonesia	640,000	USD	640,000	1.000%	Quarterly	Jun 2028	(2,254)	(1,706)	(3,960)
GSI	Republic of Peru	1,130,000	USD	1,130,000	1.000%	Quarterly	Jun 2028	3,242	(15,150)	(11,908)
GSI	Republic of Peru	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	773	(6,042)	(5,269)
GSI	Republic of Peru	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	(1,331)	(3,938)	(5,269)
GSI	Republic of South Africa	675,000	USD	675,000	1.000%	Quarterly	Jun 2028	51,167	(4,473)	46,694
GSI	Republic of South Africa	670,000	USD	670,000	1.000%	Quarterly	Jun 2028	45,658	690	46,348
GSI	Republic of the Philippines	865,000	USD	865,000	1.000%	Quarterly	Jun 2028	(3,428)	(3,820)	(7,248)
GSI	United Mexican States	630,000	USD	630,000	1.000%	Quarterly	Jun 2028	4,849	(4,440)	409
GSI	United Mexican States	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	3,654	(3,330)	324
MSI	Government of Japan	9,570,000	USD	9,570,000	1.000%	Quarterly	Dec 2024	(103,047)	(32,596)	(135,643)
MSI	Federative Republic of Brazil	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	24,893	(8,819)	16,074
MSI	Federative Republic of Brazil	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	22,398	(6,324)	16,074
MSI	Federative Republic of Brazil	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	18,391	(2,317)	16,074
MSI	Government of Malaysia	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	(6,482)	(3,707)	(10,189)
MSI	Republic of Colombia	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	28,924	(549)	28,375
MSI	Republic of Peru	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	890	(6,159)	(5,269)
MSI	Republic of Peru	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	(2,382)	(2,887)	(5,269)
MSI	Republic of Peru	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	(3,981)	(1,288)	(5,269)
MSI	Republic of South Africa	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	32,524	2,064	34,588
				$33,690,000				$543,042	$(334,110)	$208,932
Centrally cleared	CDX.NA.HY.38	553,700	USD	553,700	5.000%	Quarterly	Jun 2027	2,790	(25,194)	(22,404)
Centrally cleared	CDX.EM.38	15,515,000	USD	15,515,000	1.000%	Quarterly	Dec 2027	768,044	(125,729)	642,315
Centrally cleared	CDX.NA.HY.39	99,000	USD	99,000	5.000%	Quarterly	Dec 2027	(373)	(2,912)	(3,285)
Centrally cleared	CDX.EM.39	8,880,000	USD	8,880,000	1.000%	Quarterly	Jun 2028	501,112	(78,479)	422,633
Centrally cleared	CDX.NA.HY.40	1,215,000	USD	1,215,000	5.000%	Quarterly	Jun 2028	(28,988)	(18,358)	(47,346)
Centrally cleared	CDX.NA.IG.40	12,220,000	USD	12,220,000	1.000%	Quarterly	Jun 2028	(148,175)	(50,171)	(198,346)
Centrally cleared	iTraxx Europe Crossover Series 39 Version 1	560,000	EUR	609,163	5.000%	Quarterly	Jun 2028	(24,506)	(715)	(25,221)
Centrally cleared	iTraxx Europe Senior Financials Series 39 Version 1	9,265,000	EUR	9,972,996	1.000%	Quarterly	Jun 2028	(43,682)	(26,622)	(70,304)
Centrally cleared	iTraxx Europe Series 39 Version 1	8,010,000	EUR	8,644,831	1.000%	Quarterly	Jun 2028	(69,843)	(36,473)	(106,316)
Centrally cleared	iTraxx Europe Sub Financials Series 39 Version 1	605,000	EUR	650,141	1.000%	Quarterly	Jun 2028	19,827	(2,669)	17,158
				$58,359,831				$976,206	$(367,322)	$608,884
				$92,049,831				$1,519,248	$(701,432)	$817,816
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	CMBX.NA.BBB-.11	10.906%	195,000	USD	$195,000	3.000%	Monthly	Nov 2054	$(40,698)	$(6,997)	$(47,695)
GSI	CMBX.NA.BBB-.14	9.549%	25,000	USD	25,000	3.000%	Monthly	Dec 2072	(4,151)	(3,169)	(7,320)
MSI	CMBX.NA.AAA.15	0.921%	100,000	USD	100,000	0.500%	Monthly	Nov 2064	(3,197)	508	(2,689)
					$320,000				$(48,046)	$(9,658)	$(57,704)
The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Seller (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.40	4.287%	250,000	USD	$250,000	5.000%	Quarterly	Jun 2028	$(261)	$7,607	$7,346
					$250,000				$(261)	$7,607	$7,346
					$570,000				$(48,307)	$(2,051)	$(50,358)
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	625,000	Sep 2023	JPM	—	$(2,782)	$(2,782)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,580,000	Sep 2023	JPM	—	(10,431)	(10,431)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	625,000	Sep 2023	JPM	—	(5,148)	(5,148)
Pay	iBoxx $ Liquid Investment Grade Index	1-Day USD Compounded SOFR	At Maturity	USD	1,250,000	Sep 2023	JPM	—	(8,430)	(8,430)
Pay	iBoxx $ Liquid Investment Grade Index	1-Day USD Compounded SOFR	At Maturity	USD	1,250,000	Sep 2023	JPM	—	(16,164)	(16,164)
Pay	iBoxx $ Liquid Investment Grade Index	1-Day USD Compounded SOFR	At Maturity	USD	1,255,000	Sep 2023	JPM	—	1,939	1,939
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	625,000	Sep 2023	MSI	—	(6,071)	(6,071)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	625,000	Sep 2023	MSI	—	878	878
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	630,000	Sep 2023	MSI	—	973	973
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	3,160,000	Dec 2023	MSI	—	(28,118)	(28,118)
								—	$(73,354)	$(73,354)

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	2,970,000	USD	$2,970,000	Fixed 3.243%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	$(3,169)	$(3,169)
BARC	2,990,000	USD	2,990,000	Fixed 3.243%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	(3,191)	(3,191)
BARC	5,640,000	USD	5,640,000	Fixed 3.147%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	20,153	20,153
BOA	500,000	USD	500,000	Fixed 1.635%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	—	133,333	133,333
CITI	1,855,000	USD	1,855,000	Fixed 3.257%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	(3,289)	(3,289)
CITI	1,730,000	USD	1,730,000	Fixed 3.257%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	$(174)	(2,894)	(3,068)
CITI	780,000	USD	780,000	Fixed 2.578%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2051	—	39,287	39,287
The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Inflation swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
JPM	1,700,000	USD	$1,700,000	Fixed 1.830%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	$(39,287)	$421,229	$381,942
			$18,165,000						$(39,461)	$601,459	$561,998
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Derivatives Abbreviations
BARC	Barclays Bank PLC
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, N.A.
MIBOR	Mumbai Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SSB	State Street Bank and Trust Company
The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
STIBOR	Stockholm Interbank Offered Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)
See Notes to financial statements regarding investment transactions and other derivatives information.
Select Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 53.8%
U.S. Treasury Bonds - 12.1%
2.250%, 02/15/2052	$31,952,000	$23,090,313	0.4%
2.500%, 02/15/2045	83,239,000	64,445,195	1.1%
3.000%, 08/15/2052	192,600,000	163,755,142	2.7%
3.375%, 08/15/2042 to 11/15/2048	48,236,000	43,656,286	0.7%
3.625%, 02/15/2053	119,433,000	114,618,357	1.9%
3.875%, 05/15/2043	85,622,000	83,548,342	1.4%
4.000%, 11/15/2042	236,251,000	234,737,517	3.9%
		727,851,152
U.S. Treasury Notes - 8.9%
3.375%, 05/15/2033	138,073,000	133,154,149	2.2%
3.625%, 05/31/2028	24,488,000	23,952,325	0.4%
3.750%, 05/31/2030	382,118,000	376,804,163	6.3%
		533,910,637
Federal Home Loan Mortgage Corp. - 9.1%
2.000%, 03/01/2052	60,151,810	49,375,361	0.8%
2.500%, 08/01/2051 to 12/01/2051	38,739,855	33,100,435	0.6%
3.000%, 03/01/2043 to 12/01/2049	91,225,751	81,912,691	1.3%
3.500%, 04/01/2044 to 04/01/2052	113,344,931	104,563,200	1.7%
4.000%, 08/01/2037 to 05/01/2052	51,397,822	49,619,983	0.8%
4.500%, 12/01/2037 to 09/01/2052	96,351,581	93,486,228	1.7%
5.000%, 10/01/2052 to 02/01/2053	76,430,884	75,089,888	1.2%
5.500%, 09/01/2052 to 03/01/2053	57,103,524	57,229,264	1.0%
		544,377,050
Federal National Mortgage Association - 23.6%
2.000%, 06/01/2036 to 06/01/2036	48,011,490	42,631,265	0.7%
2.500%, 08/01/2035 to 03/01/2052	260,892,817	225,757,805	3.8%
3.000%, 03/01/2033 to 02/01/2052	202,362,011	181,695,306	2.9%
3.500%, 06/01/2042 to 04/01/2052	155,515,616	144,190,466	2.4%
4.000%, 09/01/2037 to 09/01/2052	342,232,125	326,766,060	5.5%
4.500%, 11/01/2037 to 10/01/2052	180,220,146	174,827,887	2.9%
5.000%, 09/01/2052 to 04/01/2053	145,241,467	142,682,568	2.5%
5.000%, 05/01/2053 (A)	15,734,650	15,545,159	0.3%
5.000%, TBA (A)	32,416,000	31,758,817	0.5%
5.500%, 10/01/2052 to 12/01/2052	114,782,094	115,090,105	1.8%
Select Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
OTHER SECURITIES		$16,670,579	0.3%
		1,417,616,017
Government National Mortgage Association - 0.1%		2,291,729	0.1%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,387,207,612)		$3,226,046,585
FOREIGN GOVERNMENT OBLIGATIONS - 0.1%
Qatar - 0.1%		8,368,623	0.1%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,410,000)		$8,368,623
CORPORATE BONDS - 29.5%
Communication services - 1.7%
T-Mobile USA, Inc. 3.875%, 04/15/2030	$17,265,000	15,905,702	0.3%
WarnerMedia Holdings, Inc. 5.141%, 03/15/2052	19,538,000	15,908,777	0.3%
OTHER SECURITIES		68,793,230	1.1%
		100,607,709
Consumer discretionary - 2.0%
Expedia Group, Inc. 3.800%, 02/15/2028	14,524,000	13,580,974	0.2%
General Motors Financial Company, Inc. 2.400%, 10/15/2028	17,219,000	14,579,260	0.3%
General Motors Financial Company, Inc. 3.600%, 06/21/2030	20,346,000	17,578,478	0.3%
OTHER SECURITIES		76,362,472	1.2%
		122,101,184
Consumer staples - 0.8%		49,576,604	0.8%
Energy - 3.4%
Energy Transfer LP 5.250%, 04/15/2029	17,785,000	17,362,468	0.3%
OTHER SECURITIES		187,361,290	3.1%
		204,723,758
Financials - 9.2%
Bank of America Corp. 2.687%, (2.687% to 4-22-31, then SOFR + 1.320%), 04/22/2032	19,364,000	16,047,846	0.3%
Bank of America Corp. 4.271%, (4.271% to 7-23-28, then 3 month CME Term SOFR + 1.572%), 07/23/2029	14,262,000	13,531,689	0.2%
Citigroup, Inc. 4.600%, 03/09/2026	14,638,000	14,171,758	0.2%
Santander Holdings USA, Inc. 3.244%, 10/05/2026	15,129,000	13,621,418	0.2%

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Financials (continued)
Santander Holdings USA, Inc. 3.450%, 06/02/2025	$14,305,000	$13,489,324	0.2%
The Goldman Sachs Group, Inc. 2.615%, (2.615% to 4-22-31, then SOFR + 1.281%), 04/22/2032	23,362,000	19,159,625	0.3%
Wells Fargo & Company 2.393%, (2.393% to 6-2-27, then SOFR + 2.100%), 06/02/2028	19,183,000	17,094,562	0.3%
Wells Fargo & Company 3.350%, (3.350% to 3-2-32, then SOFR + 1.500%), 03/02/2033	18,031,000	15,431,897	0.3%
Wells Fargo & Company 5.875%, (5.875% to 6-15-25, then 3 month LIBOR + 3.990%), 06/15/2025 (B)	22,240,000	21,792,937	0.4%
OTHER SECURITIES		407,532,286	6.8%
		551,873,342
Health care - 1.5%		91,398,298	1.5%
Industrials - 4.4%
AerCap Ireland Capital DAC 2.450%, 10/29/2026	24,766,000	22,119,771	0.4%
The Boeing Company 5.150%, 05/01/2030	17,787,000	17,615,358	0.3%
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	13,522,027	13,285,391	0.2%
OTHER SECURITIES		209,791,337	3.5%
		262,811,857
Information technology - 2.6%
Broadcom, Inc. 4.750%, 04/15/2029	22,614,000	21,876,725	0.4%
Micron Technology, Inc. 4.185%, 02/15/2027	13,483,000	12,918,112	0.2%
Micron Technology, Inc. 5.327%, 02/06/2029	16,723,000	16,464,604	0.3%
OTHER SECURITIES		101,957,808	1.7%
		153,217,249
Materials - 0.5%		28,752,028	0.5%
Real estate - 1.6%		96,263,318	1.6%
Utilities - 1.8%		108,441,186	1.8%
TOTAL CORPORATE BONDS (Cost $1,953,268,024)		$1,769,766,533
MUNICIPAL BONDS - 0.8%		47,557,406	0.8%
TOTAL MUNICIPAL BONDS (Cost $62,520,666)		$47,557,406
Select Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.4%
Commercial and residential - 5.1%
BXHPP Trust Series 2021-FILM, Class C (1 month LIBOR + 1.100%), 6.293%, 08/15/2036 (C)(D)	$17,743,000	$15,843,718	0.3%
OTHER SECURITIES		289,635,888	4.8%
		305,479,606
Federal Home Loan Mortgage Corp. - 0.2%		8,878,647	0.2%
Federal National Mortgage Association - 0.1%		5,508,830	0.1%
Government National Mortgage Association - 1.0%		60,997,271	1.0%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $496,018,224)		$380,864,354
ASSET BACKED SECURITIES - 8.1%		488,620,430	8.1%
TOTAL ASSET BACKED SECURITIES (Cost $549,972,248)		$488,620,430
SHORT-TERM INVESTMENTS - 1.6%
Short-term funds - 1.6%
John Hancock Collateral Trust, 5.1773% (E)(F)	9,240,834	92,360,290	1.6%
TOTAL SHORT-TERM INVESTMENTS (Cost $92,363,362)		$92,360,290
Total Investments (Select Bond Trust) (Cost $6,549,760,136) - 100.3%		$6,013,584,221	100.3%
Other assets and liabilities, net - (0.3)%		(15,629,488)	(0.3%)
TOTAL NET ASSETS - 100.0%		$5,997,954,733	100.0%
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,109,800,646 or 18.5% of the fund's net assets as of 6-30-23.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	The rate shown is the annualized seven-day yield as of 6-30-23.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $3,139,490.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	532	Long	Sep 2023	$60,286,281	$59,725,312	$(560,969)
						$(560,969)
The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
FUTURES (continued)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Short Term Government Income Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 94.2%
U.S. Treasury Notes - 32.8%
0.875%, 06/30/2026	$1,800,000	$1,621,828	1.0%
1.125%, 10/31/2026	2,500,000	2,248,047	1.3%
2.625%, 04/15/2025	2,000,000	1,918,438	1.1%
3.500%, 01/31/2028	17,150,000	16,653,582	9.8%
3.625%, 05/31/2028	6,045,000	5,912,766	3.5%
3.750%, 04/15/2026	10,744,000	10,515,690	6.2%
4.000%, 02/15/2026 to 02/29/2028	4,000,000	3,954,531	2.4%
4.250%, 10/15/2025	2,500,000	2,472,070	1.5%
4.500%, 11/30/2024	7,620,000	7,539,038	4.5%
4.625%, 03/15/2026	1,675,000	1,676,832	1.0%
OTHER SECURITIES		890,898	0.5%
		55,403,720
Federal Farm Credit Bank - 10.6%
0.500%, 12/23/2025 to 02/04/2026	10,000,000	8,978,672	5.3%
0.680%, 01/13/2027	6,000,000	5,253,538	3.1%
1.600%, 12/14/2026	2,000,000	1,815,098	1.1%
3.370%, 12/08/2025	2,000,000	1,920,173	1.1%
		17,967,481
Federal Home Loan Bank - 24.4%
0.625%, 11/27/2024	2,000,000	1,871,051	1.1%
0.650%, 02/26/2026	6,000,000	5,384,813	3.2%
0.700%, 01/28/2026	7,000,000	6,310,422	3.7%
0.850%, 10/28/2024	4,000,000	3,765,462	2.2%
0.900%, 02/26/2027	2,000,000	1,742,543	1.0%
1.000%, 11/08/2024 to 03/23/2026	3,950,000	3,647,786	2.1%
1.100%, 07/13/2026 to 08/20/2026	3,000,000	2,694,768	1.6%
2.750%, 03/25/2027	2,600,000	2,435,479	1.4%
3.250%, 06/09/2025	2,415,000	2,331,158	1.4%
3.500%, 05/19/2025	4,000,000	3,879,335	2.3%
4.130%, 08/28/2025	2,500,000	2,443,639	1.5%
5.000%, 10/20/2025 to 09/14/2027	3,300,000	3,254,915	2.0%
6.000%, 06/26/2028	1,500,000	1,500,007	0.9%
		41,261,378
Federal Home Loan Mortgage Corp. - 15.1%
0.375%, 09/23/2025	3,060,000	2,776,542	1.6%
0.640%, 11/24/2025	2,000,000	1,802,942	1.1%
0.650%, 10/22/2025	2,000,000	1,817,535	1.1%
0.700%, 12/23/2025	2,000,000	1,796,456	1.1%
0.800%, 10/27/2026	2,000,000	1,772,028	1.0%
1.500%, 02/12/2025	6,000,000	5,663,845	3.3%
2.500%, 09/01/2034	1,482,924	1,360,166	0.8%
3.000%, 07/01/2030 to 12/01/2032	1,696,998	1,616,247	1.0%
4.050%, 08/28/2025	2,000,000	1,955,985	1.2%
4.250%, 08/25/2027	2,000,000	1,941,152	1.1%
5.500%, 02/28/2028	2,060,000	2,037,660	1.2%
OTHER SECURITIES		1,010,544	0.6%
		25,551,102
Federal National Mortgage Association - 11.3%
0.375%, 08/25/2025	5,000,000	4,549,743	2.7%
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
0.625%, 04/22/2025	$4,000,000	$3,699,263	2.2%
0.650%, 12/17/2025	2,000,000	1,808,227	1.1%
2.500%, 10/01/2027 to 09/01/2034	1,806,163	1,668,003	1.0%
3.000%, 03/01/2028 to 09/01/2034	4,528,651	4,307,648	2.5%
3.500%, 07/01/2031 to 06/01/2034	2,979,969	2,859,755	1.7%
OTHER SECURITIES		236,813	0.1%
		19,129,452
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $169,097,834)		$159,313,133
MUNICIPAL BONDS - 4.5%
City of Houston (Texas) 3.628%, 05/15/2024	1,000,000	983,375	0.6%
City of Houston, GO (Texas) 2.110%, 03/01/2025	1,000,000	947,559	0.6%
City of New York, GO 3.250%, 03/01/2024	1,000,000	984,360	0.6%
County of Orange (Florida) 2.280%, 01/01/2026	1,000,000	932,891	0.6%
New York State Urban Development Corp. 3.080%, 03/15/2024	1,000,000	982,357	0.6%
State of California, GO 2.375%, 10/01/2026	1,000,000	925,548	0.5%
OTHER SECURITIES		1,828,095	1.0%
TOTAL MUNICIPAL BONDS (Cost $8,159,308)		$7,584,185
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
Federal Home Loan Mortgage Corp. - 0.0%		33,630	0.0%
Federal National Mortgage Association - 0.1%		152,320	0.1%
Government National Mortgage Association - 0.5%		845,938	0.5%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,181,616)		$1,031,888
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.1773% (A)(B)	40,189	401,677	0.2%
TOTAL SHORT-TERM INVESTMENTS (Cost $401,692)		$401,677
Total Investments (Short Term Government Income Trust) (Cost $180,840,450) - 99.5%		$168,330,883	99.5%
Other assets and liabilities, net - 0.5%		786,708	0.5%
TOTAL NET ASSETS - 100.0%		$169,117,591	100.0%
Security Abbreviations and Legend
GO	General Obligation
(A)	The rate shown is the annualized seven-day yield as of 6-30-23.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	33	Long	Sep 2023	$3,606,596	$3,534,094	$(72,502)
						$(72,502)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Strategic Income Opportunities Trust
		Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 14.7%
U.S. Treasury Bonds - 4.1%
2.000%, 02/15/2050		$4,548,000	$3,117,690	0.8%
2.375%, 02/15/2042		2,250,000	1,751,748	0.5%
3.000%, 02/15/2049 to 08/15/2052		8,210,000	6,953,117	1.9%
3.625%, 02/15/2053		2,845,000	2,730,311	0.7%
OTHER SECURITIES			818,426	0.2%
			15,371,292
U.S. Treasury Notes - 7.6%
0.500%, 02/28/2026		1,775,000	1,594,449	0.4%
1.500%, 01/31/2027		4,680,000	4,239,239	1.1%
2.375%, 03/31/2029		2,195,000	2,003,966	0.5%
2.750%, 08/15/2032		4,205,000	3,854,967	1.0%
2.875%, 05/15/2032		10,035,000	9,304,325	2.5%
3.500%, 02/15/2033		5,560,000	5,415,788	1.5%
OTHER SECURITIES			2,246,257	0.6%
			28,658,991
Federal Home Loan Mortgage Corp. - 1.2%
5.000%, 08/01/2052 to 11/01/2052		2,818,834	2,782,898	0.8%
OTHER SECURITIES			1,544,794	0.4%
			4,327,692
Federal National Mortgage Association - 1.8%
4.500%, 09/01/2052		2,052,754	1,984,222	0.5%
5.500%, 10/01/2052 to 12/01/2052		3,862,880	3,863,021	1.1%
OTHER SECURITIES			759,584	0.2%
			6,606,827
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $57,567,466)			$54,964,802
FOREIGN GOVERNMENT OBLIGATIONS - 22.7%
Australia - 1.6%			5,906,620	1.6%
Austria - 0.2%			719,203	0.2%
Brazil - 0.9%
Federative Republic of Brazil 10.000% 01/01/2025 to 01/01/2027	BRL	16,510,000	3,409,463	0.9%
Canada - 2.8%
Government of Canada 1.250%, 03/01/2025	CAD	3,065,000	2,191,044	0.6%
Province of Ontario 1.350%, 12/02/2030		2,750,000	1,729,672	0.5%
OTHER SECURITIES			6,661,771	1.7%
			10,582,487
China - 0.2%			586,964	0.2%
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Colombia - 0.2%			$627,715	0.2%
Finland - 0.2%			663,525	0.2%
Germany - 1.1%
Federal Republic of Germany, Zero Coupon 0.000% 11/15/2027 to 05/15/2035	EUR	3,900,000	3,515,304	1.0%
OTHER SECURITIES			528,683	0.1%
			4,043,987
Greece - 0.1%			427,680	0.1%
India - 0.9%			3,419,703	0.9%
Indonesia - 3.5%
Republic of Indonesia 6.375% 08/15/2028 to 04/15/2032	IDR	44,636,000,000	3,017,649	0.8%
Republic of Indonesia 6.500%, 06/15/2025		41,210,000,000	2,781,181	0.7%
OTHER SECURITIES			7,328,933	2.0%
			13,127,763
Ireland - 0.1%			311,533	0.1%
Italy - 0.2%			662,294	0.2%
Japan - 0.8%
Government of Japan 0.100%, 06/20/2025	JPY	319,300,000	2,220,625	0.6%
OTHER SECURITIES			742,679	0.2%
			2,963,304
Malaysia - 1.3%			5,035,156	1.3%
Mexico - 1.9%
Government of Mexico 5.000%, 03/06/2025	MXN	46,880,000	2,527,719	0.7%
Government of Mexico 7.500%, 05/26/2033		46,370,000	2,494,016	0.6%
Government of Mexico 7.750%, 05/29/2031		40,230,000	2,221,945	0.6%
			7,243,680
New Zealand - 1.5%
Government of New Zealand 0.500% 05/15/2024 to 05/15/2026	NZD	3,205,000	1,856,135	0.5%
OTHER SECURITIES			3,874,046	1.0%
			5,730,181
Norway - 1.1%			4,050,694	1.1%
Philippines - 1.4%			5,129,158	1.4%
Qatar - 0.2%			681,543	0.2%
Singapore - 0.3%			1,086,688	0.3%

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
South Korea - 1.7%
Republic of Korea 2.375%, 03/10/2027	KRW	3,972,830,000	$2,882,558	0.8%
Republic of Korea 3.125% 09/10/2024 to 09/10/2027		2,122,530,000	1,591,919	0.4%
OTHER SECURITIES			2,009,079	0.5%
			6,483,556
United Arab Emirates - 0.1%			398,848	0.1%
United Kingdom - 0.4%			1,643,006	0.4%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $90,558,753)			$84,934,751
CORPORATE BONDS - 45.6%
Communication services - 4.4%
WMG Acquisition Corp. 3.000%, 02/15/2031 (A)		$1,910,000	1,545,152	0.4%
OTHER SECURITIES			15,077,699	4.0%
			16,622,851
Consumer discretionary - 5.9%
New Red Finance, Inc. 4.000%, 10/15/2030 (A)		2,124,000	1,817,788	0.5%
Yum! Brands, Inc. 3.625%, 03/15/2031		1,795,000	1,550,745	0.4%
Yum! Brands, Inc. 4.750%, 01/15/2030 (A)		1,773,000	1,660,255	0.4%
OTHER SECURITIES			17,099,656	4.6%
			22,128,444
Consumer staples - 3.2%			12,114,193	3.2%
Energy - 6.6%
Cenovus Energy, Inc. 6.750%, 11/15/2039		1,806,000	1,893,249	0.5%
OTHER SECURITIES			22,710,328	6.1%
			24,603,577
Financials - 8.0%
American International Group, Inc. 8.175%, (8.175% to 5-15-38, then 3 month LIBOR + 4.195%), 05/15/2068		1,700,000	1,891,953	0.5%
International Bank for Reconstruction & Development 1.200%, 08/08/2034	EUR	1,940,000	1,741,704	0.5%
MSCI, Inc. 3.625%, 09/01/2030 to 11/01/2031 (A)		$2,874,000	2,466,792	0.7%
U.S. Bancorp 0.850%, 06/07/2024	EUR	2,040,000	2,132,294	0.6%
OTHER SECURITIES			21,553,645	5.7%
			29,786,388
Health care - 3.9%
Centene Corp. 3.000%, 10/15/2030		$1,795,000	1,495,768	0.4%
Centene Corp. 3.375%, 02/15/2030		1,765,000	1,516,912	0.4%
DH Europe Finance II Sarl 0.450%, 03/18/2028	EUR	1,630,000	1,532,218	0.4%
HCA, Inc. 3.500%, 09/01/2030		$3,693,000	3,237,098	0.9%
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Health care (continued)
OTHER SECURITIES		$6,723,913	1.8%
		14,505,909
Industrials - 4.2%
Delta Air Lines, Inc. 4.750%, 10/20/2028 (A)	$3,217,000	3,122,706	0.8%
The Boeing Company 5.150%, 05/01/2030	2,425,000	2,401,599	0.6%
OTHER SECURITIES		10,274,801	2.8%
		15,799,106
Information technology - 0.3%		1,228,447	0.3%
Materials - 4.0%
Ball Corp. 2.875%, 08/15/2030	2,440,000	2,025,511	0.5%
Cleveland-Cliffs, Inc. 4.625%, 03/01/2029 (A)(B)	1,675,000	1,508,574	0.4%
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	1,905,000	1,776,305	0.5%
OTHER SECURITIES		9,671,833	2.6%
		14,982,223
Real estate - 2.2%
SBA Communications Corp. 3.875%, 02/15/2027	2,400,000	2,210,895	0.6%
OTHER SECURITIES		6,130,150	1.6%
		8,341,045
Utilities - 2.9%
FirstEnergy Corp. 7.375%, 11/15/2031	1,355,000	1,545,432	0.4%
OTHER SECURITIES		9,166,032	2.5%
		10,711,464
TOTAL CORPORATE BONDS (Cost $190,497,322)		$170,823,647
CONVERTIBLE BONDS - 2.9%
Communication services - 0.6%
Liberty Broadband Corp. 3.125%, 03/31/2053 (A)	1,960,000	1,911,980	0.5%
OTHER SECURITIES		554,050	0.1%
		2,466,030
Consumer discretionary - 0.8%		2,874,022	0.8%
Industrials - 1.2%
American Airlines Group, Inc. 6.500%, 07/01/2025	1,395,000	1,786,995	0.5%
OTHER SECURITIES		2,599,052	0.7%
		4,386,047
Utilities - 0.3%		1,005,525	0.3%
TOTAL CONVERTIBLE BONDS (Cost $10,666,392)		$10,731,624
MUNICIPAL BONDS - 1.9%		7,153,443	1.9%
TOTAL MUNICIPAL BONDS (Cost $7,180,216)		$7,153,443
TERM LOANS (C) - 0.7%
Consumer discretionary - 0.0%		39,540	0.0%
Industrials - 0.7%		2,534,816	0.7%
TOTAL TERM LOANS (Cost $2,549,975)		$2,574,356

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.8%
Commercial and residential - 3.6%
BX Commercial Mortgage Trust Series 2019-XL, Class A (1 month CME Term SOFR + 1.034%), 6.181%, 10/15/2036 (A)(D)	$1,713,676	$1,703,017	0.5%
OTHER SECURITIES		11,688,166	3.1%
		13,391,183
Federal Home Loan Mortgage Corp. - 1.2%		4,695,998	1.2%
Federal National Mortgage Association - 1.0%		3,846,640	1.0%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,972,915)		$21,933,821
ASSET BACKED SECURITIES - 1.5%		5,476,861	1.5%
TOTAL ASSET BACKED SECURITIES (Cost $5,682,543)		$5,476,861
PREFERRED SECURITIES - 1.1%
Financials - 0.2%		690,401	0.2%
Utilities - 0.9%
NextEra Energy, Inc., 6.926%	51,700	2,341,493	0.6%
OTHER SECURITIES		1,110,032	0.3%
		3,451,525
TOTAL PREFERRED SECURITIES (Cost $4,542,517)		$4,141,926
PURCHASED OPTIONS - 0.0%
Puts - 0.0%		0	0.0%
TOTAL PURCHASED OPTIONS (Cost $2,350)		$0
SHORT-TERM INVESTMENTS - 2.6%
Short-term funds - 2.6%
John Hancock Collateral Trust, 5.1773% (E)(F)	984,458	9,839,463	2.6%
TOTAL SHORT-TERM INVESTMENTS (Cost $9,840,312)		$9,839,463
Total Investments (Strategic Income Opportunities Trust) (Cost $401,060,761) - 99.5%		$372,574,694	99.5%
Other assets and liabilities, net - 0.5%		1,786,026	0.5%
TOTAL NET ASSETS - 100.0%		$374,360,720	100.0%
Strategic Income Opportunities Trust (continued)
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $110,937,450 or 29.6% of the fund's net assets as of 6-30-23.
(B)	All or a portion of this security is on loan as of 6-30-23.
(C)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	The rate shown is the annualized seven-day yield as of 6-30-23.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $1,458,536.

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	615,000	NZD	676,666	ANZ	9/20/2023	—	$(4,570)
CAD	1,006,855	USD	759,546	HUS	9/20/2023	$1,399	—
CAD	604,607	USD	455,728	MSCS	9/20/2023	1,213	—
EUR	307,500	CAD	447,244	HUS	9/20/2023	—	(1,185)
EUR	1,483,554	NOK	17,189,195	BARC	9/20/2023	19,320	—
EUR	111,267	NOK	1,284,739	CITI	9/20/2023	1,865	—
EUR	1,084,917	NOK	12,505,522	GSI	9/20/2023	20,188	—
EUR	4,563,843	NOK	53,329,212	JPM	9/20/2023	17,376	—
EUR	1,550,625	NOK	18,165,632	MSCS	9/20/2023	1,574	—
EUR	388,197	USD	427,339	SSB	9/20/2023	—	(2,119)
EUR	110,492	USD	121,172	UBS	9/20/2023	—	(141)
GBP	615,000	JPY	107,590,376	MSCS	9/20/2023	26,648	—
JPY	107,008,705	GBP	615,000	MSCS	9/20/2023	—	(30,728)
The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
JPY	427,976,998	USD	3,081,250	BARC	9/20/2023	—	$(79,701)
JPY	852,534,269	USD	6,162,500	CITI	9/20/2023	—	(183,387)
JPY	858,582,895	USD	6,170,000	HUS	9/20/2023	—	(148,466)
JPY	432,156,546	USD	3,083,125	JPM	9/20/2023	—	(52,264)
NOK	10,740,173	EUR	924,277	CITI	9/20/2023	—	(9,137)
NOK	55,259,694	EUR	4,696,070	GSI	9/20/2023	$18,121	—
NOK	47,353,097	EUR	4,009,277	JPM	9/20/2023	31,824	—
NOK	10,849,309	EUR	928,793	MSCS	9/20/2023	—	(3,889)
NOK	10,821,260	EUR	928,793	RBC	9/20/2023	—	(6,509)
NOK	19,071,827	EUR	1,622,415	UBS	9/20/2023	4,440	—
SGD	13,071,129	USD	9,693,014	CIBC	9/20/2023	74	—
SGD	2,719,378	USD	2,021,422	MSCS	9/20/2023	—	(4,827)
SGD	2,711,665	USD	2,011,611	SSB	9/20/2023	—	(735)
USD	417,966	AUD	613,255	HUS	9/20/2023	8,565	—
USD	1,757,423	AUD	2,573,678	MSCS	9/20/2023	39,269	—
USD	5,824,160	AUD	8,563,871	SSB	9/20/2023	107,031	—
USD	1,248,811	AUD	1,838,341	UBS	9/20/2023	21,558	—
USD	1,801,399	BRL	8,905,578	CITI	9/20/2023	—	(33,044)
USD	475,332	CAD	626,108	BARC	9/20/2023	2,142	—
USD	6,826,791	CAD	9,048,992	CITI	9/20/2023	—	(12,118)
USD	1,901,329	CAD	2,497,399	HUS	9/20/2023	13,883	—
USD	855,598	CAD	1,125,593	JPM	9/20/2023	4,913	—
USD	380,266	CAD	500,073	UBS	9/20/2023	2,328	—
USD	13,016,953	EUR	11,986,255	BARC	9/20/2023	—	(112,464)
USD	1,984,684	EUR	1,820,467	JPM	9/20/2023	—	(9,406)
USD	3,373,321	EUR	3,085,000	MSCS	9/20/2023	—	(5,904)
USD	6,701,033	EUR	6,170,000	RBC	9/20/2023	—	(57,416)
USD	2,204,398	EUR	2,022,742	SSB	9/20/2023	—	(11,258)
USD	12,992,419	EUR	11,969,119	UBS	9/20/2023	—	(118,227)
USD	3,877,744	GBP	3,067,861	JPM	9/20/2023	—	(19,268)
USD	6,175,000	JPY	854,467,400	CITI	9/20/2023	182,333	—
USD	3,081,250	JPY	423,096,328	HUS	9/20/2023	113,931	—
USD	4,226,639	MXN	74,113,255	GSI	9/20/2023	—	(40,646)
USD	3,167,605	NOK	33,567,248	CITI	9/20/2023	31,930	—
USD	1,170,824	NZD	1,902,136	ANZ	9/20/2023	3,861	—
USD	1,173,152	NZD	1,902,136	BARC	9/20/2023	6,189	—
USD	1,172,952	NZD	1,902,136	HUS	9/20/2023	5,989	—
USD	3,267,781	NZD	5,311,339	JPM	9/20/2023	9,267	—
USD	699,713	NZD	1,134,148	SSB	9/20/2023	3,911	—
USD	4,060,270	SGD	5,433,289	CIBC	9/20/2023	31,135	—
USD	6,042,645	SGD	8,086,549	CITI	9/20/2023	45,946	—
USD	4,028,430	SGD	5,390,769	GSI	9/20/2023	30,827	—
USD	1,023,028	SGD	1,368,367	JPM	9/20/2023	8,295	—
USD	3,222,744	SGD	4,303,240	MSCS	9/20/2023	31,614	—
						$848,959	$(947,409)
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar
Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SSB	State Street Bank and Trust Company
UBS	UBS AG
See Notes to financial statements regarding investment transactions and other derivatives information.
Total Bond Market Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 67.6%
U.S. Treasury Bonds - 9.0%
1.250%, 05/15/2050	$8,000,000	$4,498,438	0.5%
2.000%, 11/15/2041 to 08/15/2051	19,000,000	13,304,101	1.5%
3.000%, 02/15/2047 to 08/15/2052	26,635,000	22,480,801	2.5%
3.375%, 08/15/2042	8,000,000	7,261,562	0.8%
3.625%, 02/15/2053	5,000,000	4,798,438	0.5%
3.875%, 02/15/2043	4,000,000	3,900,000	0.4%
4.000%, 11/15/2052	6,000,000	6,163,125	0.7%
4.250%, 05/15/2039 to 11/15/2040	4,610,000	4,815,752	0.5%
4.625%, 02/15/2040	5,000,000	5,452,344	0.6%
OTHER SECURITIES		9,239,709	1.0%
		81,914,270
U.S. Treasury Notes - 31.4%
0.250%, 07/31/2025 to 10/31/2025	16,000,000	14,469,844	1.6%
0.500%, 10/31/2027	12,000,000	10,242,187	1.1%
0.625%, 03/31/2027	6,000,000	5,238,281	0.6%
0.875%, 01/31/2024 to 09/30/2026	13,000,000	12,266,876	1.3%
1.125%, 01/15/2025	20,000,000	18,807,812	2.1%
1.250%, 08/31/2024	4,000,000	3,815,156	0.4%
1.375%, 08/31/2026 to 11/15/2031	6,000,000	5,203,477	0.6%
1.500%, 01/31/2027	30,000,000	27,174,602	3.0%
1.750%, 12/31/2024 to 01/31/2029	34,000,000	30,389,063	3.3%
2.250%, 11/15/2027	20,595,000	18,969,121	2.1%
2.375%, 05/15/2029	5,000,000	4,558,594	0.5%
2.750%, 08/15/2032	5,000,000	4,583,789	0.5%
2.875%, 05/15/2028 to 05/15/2032	11,800,000	11,052,110	1.2%
3.125%, 08/31/2027	4,000,000	3,825,469	0.4%
3.375%, 05/15/2033	5,000,000	4,821,875	0.5%
3.625%, 05/15/2026	4,000,000	3,902,500	0.4%
3.875%, 09/30/2029	10,000,000	9,901,563	1.1%
4.000%, 10/31/2029	15,000,000	14,960,742	1.6%
4.125%, 09/30/2027 to 11/15/2032	25,000,000	25,001,172	2.8%
4.250%, 09/30/2024 to 10/15/2025	24,000,000	23,706,719	2.6%
4.375%, 10/31/2024	10,000,000	9,879,297	1.1%
4.500%, 11/15/2025	10,000,000	9,948,047	1.1%
OTHER SECURITIES		13,747,188	1.5%
		286,465,484
Federal Home Loan Bank - 0.2%		1,906,728	0.2%
Federal Home Loan Mortgage Corp. - 5.8%
1.500%, 12/01/2036 to 03/01/2051	6,275,827	5,023,113	0.6%
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
2.000%, 07/01/2035 to 05/01/2051	$6,064,096	$5,003,837	0.6%
2.500%, 04/01/2031 to 04/01/2052	11,942,182	10,218,349	1.1%
3.000%, 07/01/2032 to 03/01/2052	10,643,387	9,536,106	1.0%
3.500%, 12/01/2025 to 07/01/2052	8,381,291	7,720,254	0.9%
4.500%, 05/01/2024 to 07/01/2052	5,364,438	5,206,695	0.4%
5.500%, 04/01/2027 to 04/01/2053	3,624,301	3,616,708	0.4%
OTHER SECURITIES		6,623,261	0.8%
		52,948,323
Federal National Mortgage Association - 15.6%
1.500%, 11/01/2036 to 02/01/2051	6,682,726	5,612,019	0.6%
2.000%, 02/01/2035 to 02/01/2052	61,806,632	51,521,974	5.7%
2.500%, 05/01/2028 to 02/01/2052	35,962,728	31,038,153	3.4%
3.000%, 01/01/2027 to 03/01/2052	17,275,811	15,581,406	1.8%
3.500%, 12/01/2025 to 02/01/2052	10,509,150	9,731,013	1.1%
4.000%, 03/01/2024 to 06/01/2052	12,370,506	11,734,434	1.3%
5.000%, 08/01/2023 to 08/01/2052	4,930,550	4,854,816	0.5%
OTHER SECURITIES		12,343,882	1.2%
		142,417,697
Government National Mortgage Association - 5.6%
2.000%, 02/20/2051	11,569,945	9,744,442	1.1%
2.500%, 08/20/2050 to 11/20/2051	13,758,331	11,957,802	1.3%
3.000%, 08/15/2043 to 07/20/2051	11,131,452	10,039,938	1.2%
3.500%, 04/15/2042 to 01/20/2052	9,158,148	8,526,479	1.0%
4.000%, 11/15/2026 to 02/20/2053	4,727,915	4,520,940	0.4%
OTHER SECURITIES		6,360,784	0.6%
		51,150,385
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $674,790,263)		$616,802,887
FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
Brazil - 0.2%		1,581,978	0.2%

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
	FOREIGN GOVERNMENT OBLIGATIONS (continued)
	Canada - 0.1%	$1,068,423	0.1%
	Israel - 0.1%	454,810	0.1%
	Italy - 0.1%	1,297,067	0.1%
	Japan - 0.1%	777,358	0.1%
	Mexico - 0.3%	2,842,007	0.3%
	Panama - 0.1%	395,515	0.1%
	Peru - 0.0%	280,000	0.0%
	Turkey - 0.0%	293,694	0.0%
	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $9,591,092)	$8,990,852
	CORPORATE BONDS - 26.5%
	Communication services - 2.3%	20,881,320	2.3%
	Consumer discretionary - 1.6%	14,289,712	1.6%
	Consumer staples - 1.6%	14,512,918	1.6%
	Energy - 1.8%	16,660,487	1.8%
	Financials - 8.4%	76,894,787	8.4%
	Health care - 3.0%	27,131,407	3.0%
	Industrials - 2.3%	20,609,951	2.3%
	Information technology - 1.8%	16,768,958	1.8%
	Materials - 0.7%	6,698,381	0.7%
	Real estate - 0.9%	8,498,836	0.9%
	Utilities - 2.1%	18,752,613	2.1%
	TOTAL CORPORATE BONDS (Cost $263,332,783)	$241,699,370
	MUNICIPAL BONDS - 0.4%	3,680,339	0.4%
	TOTAL MUNICIPAL BONDS (Cost $3,507,676)	$3,680,339
	COLLATERALIZED MORTGAGE OBLIGATIONS - 2.0%
	Commercial and residential - 1.8%	16,595,063	1.8%
	Federal Home Loan Mortgage Corp. - 0.2%	2,027,923	0.2%
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,606,194)	$18,622,986
	ASSET BACKED SECURITIES - 0.5%	4,637,619	0.5%
	TOTAL ASSET BACKED SECURITIES (Cost $4,802,855)	$4,637,619
	SHORT-TERM INVESTMENTS - 1.2%
	Short-term funds - 1.2%
John Hancock Collateral Trust, 5.1773% (A)(B)	1,041,600	10,410,583	1.2%
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,410,972)	$10,410,583
	Total Investments (Total Bond Market Trust) (Cost $987,041,835) - 99.2%	$904,844,636	99.2%
	Other assets and liabilities, net - 0.8%	7,550,042	0.8%
	TOTAL NET ASSETS - 100.0%	$912,394,678	100.0%
Security Abbreviations and Legend
(A)	The rate shown is the annualized seven-day yield as of 6-30-23.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $802,486.
Ultra Short Term Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
Federal Home Loan Mortgage Corp. - 0.2%		$623,293	0.2%
Federal National Mortgage Association - 0.4%		921,607	0.4%
Government National Mortgage Association - 0.0%		84,772	0.0%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,691,656)		$1,629,672
CORPORATE BONDS - 62.8%
Communication services - 1.7%		4,416,923	1.7%
Consumer discretionary - 9.5%
Amazon.com, Inc. 0.450%, 05/12/2024	$4,455,000	4,271,137	1.6%
American Honda Finance Corp. 0.650%, 09/08/2023	2,000,000	1,981,876	0.8%
BMW US Capital LLC 2.800%, 04/11/2026 (A)	3,000,000	2,829,299	1.1%
General Motors Financial Company, Inc. 5.100%, 01/17/2024	2,000,000	1,992,670	0.8%
Hyundai Capital America 0.800%, 01/08/2024 (A)	3,000,000	2,921,318	1.1%
Toyota Motor Credit Corp. 3.350%, 01/08/2024	3,360,000	3,320,752	1.3%
OTHER SECURITIES		7,369,402	2.8%
		24,686,454
Consumer staples - 2.7%
Dollar Tree, Inc. 4.000%, 05/15/2025	2,906,000	2,813,125	1.1%
OTHER SECURITIES		4,275,460	1.6%
		7,088,585
Energy - 3.6%
Energy Transfer LP 4.500%, 11/01/2023	3,000,000	2,987,785	1.1%
The Williams Companies, Inc. 4.500%, 11/15/2023	3,000,000	2,987,166	1.1%
OTHER SECURITIES		3,449,788	1.4%
		9,424,739
Financials - 27.4%
American Express Company 3.400%, 02/22/2024	3,000,000	2,955,326	1.1%
Athene Global Funding 0.950%, 01/08/2024 (A)	3,000,000	2,911,050	1.1%
Bank of America Corp. 5.469%, (1 month SOFR + 0.410%), 06/14/2024 (B)	2,855,000	2,850,727	1.1%
Bank of Montreal 2.150%, 03/08/2024	3,000,000	2,928,692	1.1%
Blackstone Private Credit Fund 7.050%, 09/29/2025	2,000,000	1,994,814	0.8%
Brighthouse Financial Global Funding 5.767%, (SOFR + 0.760%), 04/12/2024 (A)(B)	2,000,000	1,983,571	0.8%
Capital One Financial Corp. 3.750%, 04/24/2024	3,176,000	3,107,811	1.2%

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. 3.352%, (3.352% to 4-24-24, then 3 month CME Term SOFR + 1.158%), 04/24/2025	$3,000,000	$2,932,704	1.1%
Fifth Third Bancorp 3.650%, 01/25/2024	3,000,000	2,957,187	1.1%
Five Corners Funding Trust 4.419%, 11/15/2023 (A)	3,000,000	2,967,040	1.1%
JPMorgan Chase & Co. 3.900%, 07/15/2025	3,000,000	2,924,463	1.1%
Royal Bank of Canada 5.660%, 10/25/2024	2,000,000	1,999,192	0.8%
Santander Holdings USA, Inc. 3.244%, 10/05/2026	3,000,000	2,701,055	1.0%
The Bank of New York Mellon Corp. 3.450%, 08/11/2023	3,000,000	2,992,805	1.2%
The Goldman Sachs Group, Inc. 1.217%, 12/06/2023	3,000,000	2,942,242	1.1%
UBS Group AG 1.008%, (1.008% to 7-30-23, then 1 Year CMT + 0.830%), 07/30/2024 (A)	3,000,000	2,987,511	1.2%
Visa, Inc. 3.150%, 12/14/2025	3,000,000	2,875,591	1.1%
Wells Fargo & Company 3.300%, 09/09/2024	2,765,000	2,693,558	1.0%
Wells Fargo & Company 3.750%, 01/24/2024	3,000,000	2,965,407	1.1%
OTHER SECURITIES		18,387,763	7.3%
		71,058,509
Health care - 7.3%
AbbVie, Inc. 3.200%, 05/14/2026	3,000,000	2,843,286	1.1%
Bristol-Myers Squibb Company 3.200%, 06/15/2026	3,000,000	2,871,049	1.1%
CVS Health Corp. 5.000%, 02/20/2026	3,000,000	2,986,071	1.2%
HCA, Inc. 5.875%, 02/15/2026	2,000,000	2,001,265	0.8%
Pfizer Investment Enterprises Pte, Ltd. 4.450%, 05/19/2026	3,000,000	2,963,705	1.1%
The Cigna Group 0.613%, 03/15/2024	3,000,000	2,896,310	1.1%
OTHER SECURITIES		2,281,477	0.9%
		18,843,163
Industrials - 2.9%
3M Company 3.000%, 08/07/2025	3,000,000	2,863,889	1.1%
OTHER SECURITIES		4,776,732	1.8%
		7,640,621
Information technology - 3.0%
NXP BV 4.875%, 03/01/2024	3,000,000	2,978,523	1.1%
VMware, Inc. 0.600%, 08/15/2023	2,000,000	1,987,983	0.8%
OTHER SECURITIES		2,858,349	1.1%
		7,824,855
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Materials - 2.2%
Georgia-Pacific LLC 0.625%, 05/15/2024 (A)	$3,000,000	$2,878,046	1.1%
Graphic Packaging International LLC 0.821%, 04/15/2024 (A)	3,000,000	2,878,496	1.1%
		5,756,542
Real estate - 0.4%		1,132,918	0.4%
Utilities - 2.1%
Alexander Funding Trust 1.841%, 11/15/2023 (A)	3,000,000	2,934,223	1.1%
NextEra Energy Capital Holdings, Inc. 4.450%, 06/20/2025	2,500,000	2,452,444	1.0%
		5,386,667
TOTAL CORPORATE BONDS (Cost $166,378,723)		$163,259,976
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%
Commercial and residential - 0.0%		142,469	0.0%
Federal National Mortgage Association - 0.2%		455,711	0.2%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $621,333)		$598,180
ASSET BACKED SECURITIES - 16.8%
AmeriCredit Automobile Receivables Trust Series 2020-1, Class C, 1.590%, 10/20/2025	2,726,939	2,676,390	1.0%
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A, 2.360%, 03/20/2026 (A)	3,000,000	2,832,555	1.1%
BA Credit Card Trust Series 2021-A1, Class A1, 0.440%, 09/15/2026	3,753,000	3,604,592	1.4%
John Deere Owner Trust Series 2023-A, Class A2, 5.280%, 03/16/2026	3,000,000	2,989,305	1.2%
PFS Financing Corp. Series 2020-G, Class A, 0.970%, 02/15/2026 (A)	3,000,000	2,902,533	1.1%
World Omni Automobile Lease Securitization Trust Series 2022-A, Class A3, 3.210%, 02/18/2025	2,115,000	2,075,339	0.8%
OTHER SECURITIES		26,395,183	10.2%
TOTAL ASSET BACKED SECURITIES (Cost $44,138,645)		$43,475,897
SHORT-TERM INVESTMENTS - 19.4%
U.S. Government - 17.7%
U.S. Treasury Bill, 4.821%, 07/11/2023 *	17,197,000	17,177,997	6.6%
U.S. Treasury Bill, 5.020%, 08/17/2023 *	14,756,000	14,660,787	5.7%
U.S. Treasury Bill, 5.024%, 07/25/2023 *	14,140,000	14,096,794	5.4%
		45,935,578

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS (continued)
Short-term funds - 1.7%
John Hancock Collateral Trust, 5.1773% (C)(D)	437,145	$4,369,178	1.7%
TOTAL SHORT-TERM INVESTMENTS (Cost $50,295,263)		$50,304,756
Total Investments (Ultra Short Term Bond Trust) (Cost $263,125,620) - 99.8%		$259,268,481	99.8%
Other assets and liabilities, net - 0.2%		580,364	0.2%
TOTAL NET ASSETS - 100.0%		$259,848,845	100.0%
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $46,779,199 or 18.0% of the fund's net assets as of 6-30-23.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	The rate shown is the annualized seven-day yield as of 6-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

The following portfolios had the following country composition as a percentage of net assets, unless otherwise indicated, on 6-30-23:
High Yield Trust
United States	76.8%
Cayman Islands	7.9%
Canada	5.0%
Luxembourg	1.4%
Netherlands	1.2%
United Kingdom	1.2%
Other countries	6.5%
TOTAL	100.0%
Investment Quality Bond Trust (as a percentage of total investments)
United States	89.9%
Cayman Islands	3.2%
United Kingdom	1.0%
Other countries	5.9%
TOTAL	100.0%
Strategic Income Opportunities Trust
United States	61.7%
Canada	6.7%
Indonesia	4.3%
Supranational	2.8%
Mexico	2.5%
United Kingdom	1.8%
South Korea	1.7%
Brazil	1.7%
Norway	1.6%
Australia	1.6%
Other countries	13.6%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2023 (unaudited)

Assets	Active Bond Trust	Core Bond Trust	High Yield Trust	Investment Quality Bond Trust
Unaffiliated investments, at value (including securities loaned)	$538,474,351	$831,339,531	$166,183,739	$253,218,738
Affiliated investments, at value	17,079,806	107,925	9,176,087	153,098
Repurchase agreements, at value	—	—	—	7,700,000
Total investments, at value	555,554,157	831,447,456	175,359,826	261,071,836
Receivable for centrally cleared swaps	—	—	758,104	—
Unrealized appreciation on forward foreign currency contracts	—	—	810	—
Receivable for futures variation margin	5,389	—	76,177	—
Cash	—	—	158,738	150,116
Foreign currency, at value	—	—	11,133	—
Collateral held at broker for futures contracts	160,000	—	135,014	—
Dividends and interest receivable	4,451,922	4,917,308	3,030,213	1,588,684
Receivable for fund shares sold	4,017,860	67,321	622,302	4,105,945
Receivable for investments sold	853,783	6,013,655	319,677	241,877
Receivable for delayed delivery securities sold	2,098,328	38,257,810	—	—
Receivable for securities lending income	2,359	720	9,033	—
Other assets	24,109	32,478	8,186	10,289
Total assets	567,167,907	880,736,748	180,489,213	267,168,747
Liabilities
Payable for sale commitments outstanding, at value	—	2,550,406	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	2,265	81,693
Payable for centrally cleared swaps	—	—	—	48,056
Payable for futures variation margin	—	—	—	126,396
Due to custodian	1,348	—	—	—
Foreign currency overdraft, at value	—	—	—	104,706
Payable for investments purchased	1,013,769	13,724,477	390,759	923,510
Payable for delayed delivery securities purchased	10,292,929	82,537,819	—	57,197,903
Payable for fund shares repurchased	1,559	—	—	—
Payable upon return of securities loaned	616,893	107,950	9,176,682	153,123
Payable to affiliates
Accounting and legal services fees	16,845	23,609	5,137	6,185
Trustees' fees	—	—	38	35
Other liabilities and accrued expenses	51,410	87,091	46,123	67,692
Total liabilities	11,994,753	99,031,352	9,621,004	58,709,299
Net assets	$555,173,154	$781,705,396	$170,868,209	$208,459,448
Net assets consist of
Paid-in capital	$631,150,532	$914,786,229	$262,621,614	$244,241,918
Total distributable earnings (loss)	(75,977,378)	(133,080,833)	(91,753,405)	(35,782,470)
Net assets	$555,173,154	$781,705,396	$170,868,209	$208,459,448
Unaffiliated investments, including repurchase agreements, at cost	$592,977,762	$876,654,219	$191,207,591	$285,029,223
Affiliated investments, at cost	$17,081,055	$107,929	$9,177,163	$153,108
Foreign currency, at cost	—	—	$10,959	$(104,784)
Proceeds received on sale commitments outstanding	—	$2,564,078	—	—
Collateral held at broker for centrally cleared swaps	—	—	$794,000	—
Securities loaned, at value	$604,776	$105,776	$8,967,542	$150,046
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$26,052,733	$61,858,456	$49,378,814	$101,310,206
Shares outstanding	3,147,923	5,468,952	10,874,259	10,697,114
Net asset value, offering price and redemption price per share	$8.28	$11.31	$4.54	$9.47
Series II
Net assets	$105,456,239	$66,337,797	$32,897,333	$49,977,829
Shares outstanding	12,722,936	5,876,757	7,044,211	5,277,353
Net asset value, offering price and redemption price per share	$8.29	$11.29	$4.67	$9.47
Series NAV
Net assets	$423,664,182	$653,509,143	$88,592,062	$57,171,413
Shares outstanding	51,141,686	58,068,462	19,895,955	6,061,248
Net asset value, offering price and redemption price per share	$8.28	$11.25	$4.45	$9.43
The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2023 (unaudited)

Assets	Money Market Trust	Opportunistic Fixed Income Trust	Select Bond Trust	Short Term Government Income Trust
Unaffiliated investments, at value (including securities loaned)	$1,771,338,030	$187,683,058	$5,921,223,931	$167,929,206
Affiliated investments, at value	—	—	92,360,290	401,677
Repurchase agreements, at value	585,771,000	—	—	—
Total investments, at value	2,357,109,030	187,683,058	6,013,584,221	168,330,883
Swap contracts, at value	—	1,034,075	—	—
Unrealized appreciation on forward foreign currency contracts	—	404,309	—	—
Receivable for futures variation margin	—	—	152,398	—
Cash	24	66,416	—	35
Foreign currency, at value	—	208,967	—	—
Collateral held at broker for futures contracts	—	1,255,000	1,745,000	100,000
Dividends and interest receivable	8,061,459	1,848,200	38,869,323	1,011,944
Receivable for fund shares sold	—	703,761	18,110,091	12,368
Receivable for investments sold	—	1,798,955	11,074,119	—
Receivable for delayed delivery securities sold	—	5,076,497	19,852,686	—
Receivable for securities lending income	—	34	—	—
Receivable from affiliates	6,283	913	145	—
Other assets	94,594	6,279	235,251	7,735
Total assets	2,365,271,390	200,086,464	6,103,623,234	169,462,965
Liabilities
Unrealized depreciation on forward foreign currency contracts	—	697,252	—	—
Swap contracts, at value	—	394,203	—	—
Payable for centrally cleared swaps	—	180,577	—	—
Payable for futures variation margin	—	23,564	—	13
Due to custodian	—	—	998,073	—
Payable for collateral on OTC derivatives	—	645,000	—	—
Payable for investments purchased	6,488,000	1,213,252	16,896,237	—
Payable for delayed delivery securities purchased	—	36,287,079	84,236,480	—
Payable for fund shares repurchased	736,380	3,407	—	295,830
Payable upon return of securities loaned	—	—	3,139,626	—
Payable to affiliates
Accounting and legal services fees	79,094	4,949	177,573	5,683
Trustees' fees	—	32	—	13
Other liabilities and accrued expenses	92,046	99,788	220,512	43,835
Total liabilities	7,395,520	39,549,103	105,668,501	345,374
Net assets	$2,357,875,870	$160,537,361	$5,997,954,733	$169,117,591
Net assets consist of
Paid-in capital	$2,357,871,927	$185,155,891	$6,993,207,299	$208,559,898
Total distributable earnings (loss)	3,943	(24,618,530)	(995,252,566)	(39,442,307)
Net assets	$2,357,875,870	$160,537,361	$5,997,954,733	$169,117,591
Unaffiliated investments, including repurchase agreements, at cost	$2,357,109,030	$200,878,690	$6,457,396,774	$180,438,758
Affiliated investments, at cost	—	—	$92,363,362	$401,692
Foreign currency, at cost	—	$214,114	—	—
Net unamortized upfront payment on OTC swaps	—	$455,535	—	—
Securities loaned, at value	—	—	$3,073,982	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$1,809,660,298	$21,433,372	$139,084,840	$25,601,538
Shares outstanding	1,809,708,960	1,961,850	11,821,313	2,321,541
Net asset value, offering price and redemption price per share	$1.00	$10.93	$11.77	$11.03
Series II
Net assets	$61,559,744	$43,010,291	$408,525,214	$16,405,906
Shares outstanding	61,540,738	4,010,253	34,698,385	1,488,361
Net asset value, offering price and redemption price per share	$1.00	$10.73	$11.77	$11.02
Series NAV
Net assets	$486,655,828	$96,093,698	$5,450,344,679	$127,110,147
Shares outstanding	486,661,448	8,833,451	463,573,159	11,525,792
Net asset value, offering price and redemption price per share	$1.00	$10.88	$11.76	$11.03
The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2023 (unaudited)

Assets	Strategic Income Opportunities Trust	Total Bond Market Trust	Ultra Short Term Bond Trust
Unaffiliated investments, at value (including securities loaned)	$362,735,231	$894,434,053	$254,899,303
Affiliated investments, at value	9,839,463	10,410,583	4,369,178
Total investments, at value	372,574,694	904,844,636	259,268,481
Unrealized appreciation on forward foreign currency contracts	848,959	—	—
Cash	36,368	—	—
Foreign currency, at value	1,684,907	—	—
Collateral held at broker for futures contracts	402,000	—	—
Collateral segregated at custodian for OTC derivative contracts	190,000	—	—
Dividends and interest receivable	3,709,969	6,146,092	1,439,979
Receivable for fund shares sold	572,582	2,632,276	1,176
Receivable for investments sold	3,235	—	—
Receivable for securities lending income	4,289	1,342	—
Receivable from affiliates	—	7,539	—
Other assets	15,664	30,087	11,609
Total assets	380,042,667	913,661,972	260,721,245
Liabilities
Unrealized depreciation on forward foreign currency contracts	947,409	—	—
Foreign capital gains tax payable	567	—	—
Payable for investments purchased	2,200,745	—	—
Payable for delayed delivery securities purchased	749,393	—	—
Payable for fund shares repurchased	221,266	375,673	812,509
Payable upon return of securities loaned	1,466,632	802,875	—
Payable to affiliates
Accounting and legal services fees	11,368	30,005	8,607
Trustees' fees	13	—	—
Other liabilities and accrued expenses	84,554	58,741	51,284
Total liabilities	5,681,947	1,267,294	872,400
Net assets	$374,360,720	$912,394,678	$259,848,845
Net assets consist of
Paid-in capital	$405,481,267	$1,002,490,917	$285,711,443
Total distributable earnings (loss)	(31,120,547)	(90,096,239)	(25,862,598)
Net assets	$374,360,720	$912,394,678	$259,848,845
Unaffiliated investments, including repurchase agreements, at cost	$391,220,449	$976,630,863	$258,756,260
Affiliated investments, at cost	$9,840,312	$10,410,972	$4,369,360
Foreign currency, at cost	$1,681,251	—	—
Securities loaned, at value	$1,435,801	$785,927	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$231,493,466	$280,531,500	$9,750,161
Shares outstanding	18,379,149	31,267,252	876,581
Net asset value, offering price and redemption price per share	$12.60	$8.97	$11.12
Series II
Net assets	$54,762,234	$49,200,793	$211,045,212
Shares outstanding	4,338,799	5,479,955	18,991,967
Net asset value, offering price and redemption price per share	$12.62	$8.98	$11.11
Series NAV
Net assets	$88,105,020	$582,662,385	$39,053,472
Shares outstanding	7,017,175	64,944,116	3,508,931
Net asset value, offering price and redemption price per share	$12.56	$8.97	$11.13
The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2023 (unaudited)

Investment income	Active Bond Trust	Core Bond Trust	High Yield Trust	Investment Quality Bond Trust
Interest	$11,667,660	$15,300,881	$6,651,739	$4,220,003
Dividends from affiliated investments	237,207	—	—	—
Dividends from unaffiliated investments	29,470	—	110,250	—
Securities lending	20,654	1,991	75,593	548
Less foreign taxes withheld	(1,684)	—	—	—
Total investment income	11,953,307	15,302,872	6,837,582	4,220,551
Expenses
Investment management fees	1,657,360	2,268,938	594,331	623,612
Distribution and service fees	134,842	96,726	53,489	87,090
Accounting and legal services fees	47,796	67,828	14,622	18,086
Trustees' fees	6,777	9,690	2,112	2,573
Custodian fees	48,952	53,356	19,908	26,373
Printing and postage	13,350	14,325	10,596	10,801
Professional fees	31,840	58,200	35,967	49,095
Other	18,096	30,669	13,034	15,474
Total expenses	1,959,013	2,599,732	744,059	833,104
Less expense reductions	(21,927)	(28,459)	(6,150)	(7,527)
Net expenses	1,937,086	2,571,273	737,909	825,577
Net investment income	10,016,221	12,731,599	6,099,673	3,394,974
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(5,259,050)	(20,592,240)	(6,377,309)	(4,544,586)
Affiliated investments	4,017	(378)	363	30
Futures contracts	(63,823)	—	57,728	351,688
Forward foreign currency contracts	—	—	36,906	(161,087)
Swap contracts	—	—	(211,660)	(102,682)
	(5,318,856)	(20,592,618)	(6,493,972)	(4,456,637)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	10,027,002	27,062,751	9,675,869	7,296,555
Affiliated investments	(2,007)	(4)	(1,018)	(10)
Futures contracts	(41,906)	—	(211,273)	(650,888)
Forward foreign currency contracts	—	—	(31,421)	10,291
Swap contracts	—	—	72,684	18,402
	9,983,089	27,062,747	9,504,841	6,674,350
Net realized and unrealized gain (loss)	4,664,233	6,470,129	3,010,869	2,217,713
Increase in net assets from operations	$14,680,454	$19,201,728	$9,110,542	$5,612,687
The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2023 (unaudited)

Investment income	Money Market Trust	Opportunistic Fixed Income Trust	Select Bond Trust	Short Term Government Income Trust
Interest	$54,696,530	$4,829,719	$115,374,253	$1,954,101
Dividends from unaffiliated investments	—	26,065	—	—
Dividends from affiliated investments	—	—	2,401,051	47,547
Securities lending	—	1,333	3,018	—
Less foreign taxes withheld	—	(22,991)	—	—
Total investment income	54,696,530	4,834,126	117,778,322	2,001,648
Expenses
Investment management fees	4,027,547	521,505	17,099,482	475,908
Distribution and service fees	529,075	59,022	538,796	27,660
Accounting and legal services fees	202,197	13,913	519,697	14,752
Trustees' fees	28,141	1,998	73,515	2,017
Custodian fees	155,111	86,507	344,636	15,817
Printing and postage	29,032	10,433	56,330	9,998
Professional fees	40,608	58,642	89,431	35,834
Other	30,541	12,813	121,370	10,734
Total expenses	5,042,252	764,833	18,843,257	592,720
Less expense reductions	(1,236,572)	(84,839)	(861,258)	(6,371)
Net expenses	3,805,680	679,994	17,981,999	586,349
Net investment income	50,890,850	4,154,132	99,796,323	1,415,299
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	1,859	(6,311,784)	(87,844,588)	(717,614)
Affiliated investments	—	121	87,933	335
Futures contracts	—	(570,165)	(1,271,993)	(38,379)
Forward foreign currency contracts	—	273,673	—	—
Swap contracts	—	(834,167)	—	—
	1,859	(7,442,322)	(89,028,648)	(755,658)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	—	11,542,500	148,248,335	755,564
Affiliated investments	—	(131)	(29,361)	(63)
Futures contracts	—	(1,980,643)	(585,471)	(72,502)
Forward foreign currency contracts	—	122,683	—	—
Swap contracts	—	399,959	—	—
	—	10,084,368	147,633,503	682,999
Net realized and unrealized gain (loss)	1,859	2,642,046	58,604,855	(72,659)
Increase in net assets from operations	$50,892,709	$6,796,178	$158,401,178	$1,342,640
The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2023 (unaudited)

Investment income	Strategic Income Opportunities Trust	Total Bond Market Trust	Ultra Short Term Bond Trust
Interest	$7,751,211	$14,212,677	$4,193,252
Dividends from unaffiliated investments	246,643	—	—
Dividends from affiliated investments	176,469	225,046	135,328
Securities lending	27,094	4,491	620
Less foreign taxes withheld	(63,558)	—	—
Total investment income	8,137,859	14,442,214	4,329,200
Expenses
Investment management fees	1,212,578	2,067,574	735,028
Distribution and service fees	124,621	130,510	276,974
Accounting and legal services fees	32,166	75,522	22,989
Trustees' fees	4,619	10,372	3,315
Custodian fees	58,106	54,756	21,362
Printing and postage	11,721	16,491	11,582
Professional fees	51,024	37,774	35,757
Other	15,789	22,017	11,409
Total expenses	1,510,624	2,415,016	1,118,416
Less expense reductions	(14,749)	(1,183,292)	(91,093)
Net expenses	1,495,875	1,231,724	1,027,323
Net investment income	6,641,984	13,210,490	3,301,877
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(10,237,484)	(365,926)	(124,593)
Affiliated investments	773	(2,902)	(4,194)
Futures contracts	1,008,221	—	—
Forward foreign currency contracts	(3,728,777)	—	—
Written options	55,339	—	—
	(12,901,928)	(368,828)	(128,787)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	15,537,589	5,732,302	1,365,155
Affiliated investments	(1,175)	(298)	(160)
Futures contracts	(43,256)	—	—
Forward foreign currency contracts	3,249,702	—	—
Written options	(37,493)	—	—
	18,705,367	5,732,004	1,364,995
Net realized and unrealized gain (loss)	5,803,439	5,363,176	1,236,208
Increase in net assets from operations	$12,445,423	$18,573,666	$4,538,085
The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Active Bond Trust		Core Bond Trust		High Yield Trust
	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22
Increase (decrease) in net assets
From operations
Net investment income	$10,016,221	$18,209,919	$12,731,599	$16,928,561	$6,099,673	$10,916,935
Net realized gain (loss)	(5,318,856)	(26,263,915)	(20,592,618)	(78,315,510)	(6,493,972)	(9,852,552)
Change in net unrealized appreciation (depreciation)	9,983,089	(86,107,970)	27,062,747	(69,808,075)	9,504,841	(28,143,427)
Increase (decrease) in net assets resulting from operations	14,680,454	(94,161,966)	19,201,728	(131,195,024)	9,110,542	(27,079,044)
Distributions to shareholders
From earnings
Series I	—	(1,138,268)	—	(1,485,314)	—	(3,087,188)
Series II	—	(4,195,709)	—	(1,344,902)	—	(1,980,201)
Series NAV	—	(18,364,518)	—	(15,757,417)	—	(5,460,996)
Total distributions	—	(23,698,495)	—	(18,587,633)	—	(10,528,385)
From portfolio share transactions
Portfolio share transactions	(8,303,353)	(61,006,907)	(22,961,012)	(64,067,757)	(5,735,544)	(3,679,377)
Total increase (decrease)	6,377,101	(178,867,368)	(3,759,284)	(213,850,414)	3,374,998	(41,286,806)
Net assets
Beginning of period	548,796,053	727,663,421	785,464,680	999,315,094	167,493,211	208,780,017
End of period	$555,173,154	$548,796,053	$781,705,396	$785,464,680	$170,868,209	$167,493,211
	Investment Quality Bond Trust		Money Market Trust		Opportunistic Fixed Income Trust
	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22
Increase (decrease) in net assets
From operations
Net investment income	$3,394,974	$5,930,043	$50,890,850	$29,796,806	$4,154,132	$7,477,551
Net realized gain (loss)	(4,456,637)	(12,099,614)	1,859	9,315	(7,442,322)	(12,445,257)
Change in net unrealized appreciation (depreciation)	6,674,350	(33,134,897)	—	—	10,084,368	(18,336,205)
Increase (decrease) in net assets resulting from operations	5,612,687	(39,304,468)	50,892,709	29,806,121	6,796,178	(23,303,911)
Distributions to shareholders
From earnings
Series I	—	(5,505,486)	(39,038,091)	(22,663,968)	—	(847,246)
Series II	—	(2,718,019)	(1,318,666)	(734,328)	—	(1,671,776)
Series NAV	—	(3,166,588)	(10,534,091)	(6,457,687)	—	(3,903,288)
Total distributions	—	(11,390,093)	(50,890,848)	(29,855,983)	—	(6,422,310)
From portfolio share transactions
Portfolio share transactions	(3,763,053)	(13,614,251)	28,576,514	335,320,038	(6,609,145)	(22,039,557)
Total increase (decrease)	1,849,634	(64,308,812)	28,578,375	335,270,176	187,033	(51,765,778)
Net assets
Beginning of period	206,609,814	270,918,626	2,329,297,495	1,994,027,319	160,350,328	212,116,106
End of period	$208,459,448	$206,609,814	$2,357,875,870	$2,329,297,495	$160,537,361	$160,350,328
The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Select Bond Trust		Short Term Government Income Trust		Strategic Income Opportunities Trust
	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22
Increase (decrease) in net assets
From operations
Net investment income	$99,796,323	$171,522,284	$1,415,299	$1,904,802	$6,641,984	$11,844,569
Net realized gain (loss)	(89,028,648)	(479,443,875)	(755,658)	(1,693,453)	(12,901,928)	(3,397,518)
Change in net unrealized appreciation (depreciation)	147,633,503	(758,962,315)	682,999	(12,003,564)	18,705,367	(53,214,718)
Increase (decrease) in net assets resulting from operations	158,401,178	(1,066,883,906)	1,342,640	(11,792,215)	12,445,423	(44,767,667)
Distributions to shareholders
From earnings
Series I	—	(5,329,746)	—	(392,944)	—	(8,811,956)
Series II	—	(15,790,182)	—	(232,622)	—	(1,763,045)
Series NAV	—	(223,358,414)	—	(1,931,770)	—	(3,084,135)
Total distributions	—	(244,478,342)	—	(2,557,336)	—	(13,659,136)
From portfolio share transactions
Portfolio share transactions	(119,255,870)	(520,797,934)	6,034,671	(5,083,045)	(12,694,446)	(15,077,506)
Total increase (decrease)	39,145,308	(1,832,160,182)	7,377,311	(19,432,596)	(249,023)	(73,504,309)
Net assets
Beginning of period	5,958,809,425	7,790,969,607	161,740,280	181,172,876	374,609,743	448,114,052
End of period	$5,997,954,733	$5,958,809,425	$169,117,591	$161,740,280	$374,360,720	$374,609,743
	Total Bond Market Trust		Ultra Short Term Bond Trust
	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22
Increase (decrease) in net assets
From operations
Net investment income	$13,210,490	$18,228,449	$3,301,877	$2,143,304
Net realized gain (loss)	(368,828)	(12,617,479)	(128,787)	298,524
Change in net unrealized appreciation (depreciation)	5,732,004	(118,976,190)	1,364,995	(4,933,030)
Increase (decrease) in net assets resulting from operations	18,573,666	(113,365,220)	4,538,085	(2,491,202)
Distributions to shareholders
From earnings
Series I	—	(7,572,612)	—	(156,297)
Series II	—	(1,260,574)	—	(2,997,662)
Series NAV	—	(11,170,970)	—	(524,154)
Total distributions	—	(20,004,156)	—	(3,678,113)
From portfolio share transactions
Portfolio share transactions	32,216,541	247,208,789	(18,525,430)	34,668,147
Total increase (decrease)	50,790,207	113,839,413	(13,987,345)	28,498,832
Net assets
Beginning of period	861,604,471	747,765,058	273,836,190	245,337,358
End of period	$912,394,678	$861,604,471	$259,848,845	$273,836,190
The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Active Bond Trust
Series I
06-30-2023[3]	8.06	0.15	0.07	0.22	—	—	—	8.28	2.73[4]	0.71[5]	0.70[5]	3.63[5]	26	31
12-31-2022	9.79	0.27	(1.64)	(1.37)	(0.30)	(0.06)	(0.36)	8.06	(13.85)	0.71	0.70	3.05	26	91
12-31-2021	10.34	0.24	(0.30)	(0.06)	(0.33)	(0.16)	(0.49)	9.79	(0.57)	0.70	0.69	2.35	34	95
12-31-2020	9.79	0.26	0.60	0.86	(0.31)	—	(0.31)	10.34	8.79	0.70	0.70	2.56	36	98
12-31-2019	9.21	0.29	0.56	0.85	(0.27)	—	(0.27)	9.79	9.25	0.70	0.70	2.96	37	88
12-31-2018	9.57	0.30	(0.36)	(0.06)	(0.30)	—	(0.30)	9.21	(0.60)	0.70	0.70	3.18	35	63
Series II
06-30-2023[3]	8.08	0.14	0.07	0.21	—	—	—	8.29	2.60[4]	0.91[5]	0.90[5]	3.43[5]	105	31
12-31-2022	9.81	0.25	(1.64)	(1.39)	(0.28)	(0.06)	(0.34)	8.08	(14.02)	0.91	0.90	2.83	103	91
12-31-2021	10.36	0.22	(0.30)	(0.08)	(0.31)	(0.16)	(0.47)	9.81	(0.77)	0.90	0.89	2.15	144	95
12-31-2020	9.81	0.24	0.60	0.84	(0.29)	—	(0.29)	10.36	8.57	0.90	0.90	2.36	156	98
12-31-2019	9.23	0.27	0.56	0.83	(0.25)	—	(0.25)	9.81	9.03	0.90	0.90	2.76	145	88
12-31-2018	9.59	0.28	(0.36)	(0.08)	(0.28)	—	(0.28)	9.23	(0.80)	0.90	0.90	2.98	141	63
Series NAV
06-30-2023[3]	8.07	0.15	0.06	0.21	—	—	—	8.28	2.60[4]	0.66[5]	0.65[5]	3.67[5]	424	31
12-31-2022	9.80	0.27	(1.63)	(1.36)	(0.31)	(0.06)	(0.37)	8.07	(13.78)	0.66	0.65	3.10	420	91
12-31-2021	10.34	0.24	(0.28)	(0.04)	(0.34)	(0.16)	(0.50)	9.80	(0.42)	0.65	0.64	2.40	549	95
12-31-2020	9.80	0.27	0.58	0.85	(0.31)	—	(0.31)	10.34	8.73	0.65	0.65	2.61	560	98
12-31-2019	9.22	0.29	0.57	0.86	(0.28)	—	(0.28)	9.80	9.30	0.65	0.65	3.01	542	88
12-31-2018	9.58	0.30	(0.36)	(0.06)	(0.30)	—	(0.30)	9.22	(0.55)	0.65	0.65	3.24	502	63
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-23. Unaudited. 4. Not annualized. 5. Annualized.
Core Bond Trust
Series I
06-30-2023[3]	11.04	0.18	0.09	0.27	—	—	—	11.31	2.45[4]	0.69[5]	0.68[5]	3.21[5]	62	155
12-31-2022	13.10	0.23	(2.03)	(1.80)	(0.26)	—	(0.26)	11.04	(13.67)	0.68	0.68	1.95	64	275
12-31-2021	14.23	0.11	(0.39)	(0.28)	(0.26)	(0.59)	(0.85)	13.10	(1.96)	0.67	0.66	0.82	84	269
12-31-2020	13.41	0.20	0.95	1.15	(0.33)	—	(0.33)	14.23	8.62	0.67	0.66	1.40	93	354
12-31-2019	12.68	0.32	0.74	1.06	(0.33)	—	(0.33)	13.41	8.32	0.67	0.66	2.42	92	446
12-31-2018	13.08	0.31	(0.39)	(0.08)	(0.32)	—	(0.32)	12.68	(0.59)	0.68	0.67	2.39	93	336
Series II
06-30-2023[3]	11.03	0.17	0.09	0.26	—	—	—	11.29	2.36[4]	0.89[5]	0.88[5]	3.02[5]	66	155
12-31-2022	13.08	0.21	(2.02)	(1.81)	(0.24)	—	(0.24)	11.03	(13.81)	0.88	0.88	1.76	64	275
12-31-2021	14.22	0.09	(0.41)	(0.32)	(0.23)	(0.59)	(0.82)	13.08	(2.23)	0.87	0.86	0.62	79	269
12-31-2020	13.39	0.17	0.97	1.14	(0.31)	—	(0.31)	14.22	8.50	0.87	0.86	1.20	85	354
12-31-2019	12.67	0.29	0.73	1.02	(0.30)	—	(0.30)	13.39	8.04	0.87	0.86	2.23	81	446
12-31-2018	13.07	0.28	(0.39)	(0.11)	(0.29)	—	(0.29)	12.67	(0.79)	0.88	0.87	2.18	82	336
Series NAV
06-30-2023[3]	10.98	0.18	0.09	0.27	—	—	—	11.25	2.46[4]	0.64[5]	0.63[5]	3.26[5]	654	155
12-31-2022	13.03	0.24	(2.02)	(1.78)	(0.27)	—	(0.27)	10.98	(13.62)	0.63	0.63	2.00	658	275
12-31-2021	14.17	0.12	(0.41)	(0.29)	(0.26)	(0.59)	(0.85)	13.03	(1.99)	0.62	0.61	0.87	836	269
12-31-2020	13.34	0.20	0.97	1.17	(0.34)	—	(0.34)	14.17	8.80	0.62	0.61	1.46	867	354
12-31-2019	12.62	0.33	0.72	1.05	(0.33)	—	(0.33)	13.34	8.34	0.62	0.61	2.47	918	446
12-31-2018	13.02	0.31	(0.39)	(0.08)	(0.32)	—	(0.32)	12.62	(0.54)	0.63	0.62	2.44	889	336
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-23. Unaudited. 4. Not annualized. 5. Annualized.
The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
High Yield Trust
Series I
06-30-2023[3]	4.30	0.16	0.08	0.24	—	—	—	4.54	5.58[4]	0.86[5]	0.86[5]	7.19[5]	49	17
12-31-2022	5.30	0.29	(1.00)	(0.71)	(0.29)	—	(0.29)	4.30	(13.25)	0.85	0.84	6.03	50	32
12-31-2021	5.27	0.27	0.04	0.31	(0.28)	—	(0.28)	5.30	5.82	0.83	0.82	4.99	64	76
12-31-2020	5.31	0.28	0.01	0.29	(0.33)	—	(0.33)	5.27	5.81	0.85	0.85	5.47	65	96
12-31-2019	4.84	0.30	0.46	0.76	(0.29)	—	(0.29)	5.31	15.66	0.80[6]	0.79[6]	5.62	68	57
12-31-2018	5.32	0.31	(0.47)	(0.16)	(0.32)	—	(0.32)	4.84	(3.01)	0.83	0.82	5.89	67	54
Series II
06-30-2023[3]	4.43	0.16	0.08	0.24	—	—	—	4.67	5.42[4]	1.06[5]	1.06[5]	7.00[5]	33	17
12-31-2022	5.45	0.28	(1.02)	(0.74)	(0.28)	—	(0.28)	4.43	(13.45)	1.05	1.04	5.80	33	32
12-31-2021	5.41	0.27	0.03	0.30	(0.26)	—	(0.26)	5.45	5.67	1.03	1.02	4.79	48	76
12-31-2020	5.44	0.28	0.01	0.29	(0.32)	—	(0.32)	5.41	5.67	1.05	1.05	5.27	47	96
12-31-2019	4.96	0.29	0.47	0.76	(0.28)	—	(0.28)	5.44	15.50	1.00[6]	0.99[6]	5.42	52	57
12-31-2018	5.43	0.31	(0.47)	(0.16)	(0.31)	—	(0.31)	4.96	(3.15)	1.03	1.02	5.69	50	54
Series NAV
06-30-2023[3]	4.22	0.16	0.07	0.23	—	—	—	4.45	5.45[4]	0.81[5]	0.81[5]	7.25[5]	89	17
12-31-2022	5.20	0.28	(0.97)	(0.69)	(0.29)	—	(0.29)	4.22	(13.07)	0.80	0.79	6.12	85	32
12-31-2021	5.18	0.27	0.03	0.30	(0.28)	—	(0.28)	5.20	5.78	0.78	0.77	5.05	96	76
12-31-2020	5.23	0.28	—[7]	0.28	(0.33)	—	(0.33)	5.18	5.77	0.80	0.80	5.52	84	96
12-31-2019	4.77	0.29	0.46	0.75	(0.29)	—	(0.29)	5.23	15.99	0.75[6]	0.74[6]	5.66	86	57
12-31-2018	5.24	0.31	(0.46)	(0.15)	(0.32)	—	(0.32)	4.77	(3.02)	0.78	0.77	5.94	80	54
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-23. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement of legal fees of 0.05%. 7. Less than $0.005 per share.
Investment Quality Bond Trust
Series I
06-30-2023[3]	9.22	0.16	0.09	0.25	—	—	—	9.47	2.60[4]	0.77[5]	0.76[5]	3.30[5]	101	25
12-31-2022	11.50	0.27	(2.01)	(1.74)	(0.33)	(0.21)	(0.54)	9.22	(14.88)	0.76	0.75	2.62	100	39
12-31-2021	12.17	0.22	(0.37)	(0.15)	(0.25)	(0.27)	(0.52)	11.50	(1.26)	0.74	0.73	1.86	134	37
12-31-2020	11.39	0.26	0.80	1.06	(0.27)	(0.01)	(0.28)	12.17	9.37	0.75	0.74	2.15	142	51
12-31-2019	10.68	0.30	0.70	1.00	(0.29)	—	(0.29)	11.39	9.36	0.75	0.74	2.70	139	45
12-31-2018	11.15	0.29	(0.38)	(0.09)	(0.30)	(0.08)	(0.38)	10.68	(0.82)	0.73	0.72	2.66	135	44
Series II
06-30-2023[3]	9.23	0.15	0.09	0.24	—	—	—	9.47	2.49[4]	0.97[5]	0.96[5]	3.09[5]	50	25
12-31-2022	11.50	0.25	(2.00)	(1.75)	(0.31)	(0.21)	(0.52)	9.23	(15.06)	0.96	0.95	2.42	51	39
12-31-2021	12.18	0.20	(0.39)	(0.19)	(0.22)	(0.27)	(0.49)	11.50	(1.45)	0.94	0.93	1.66	71	37
12-31-2020	11.40	0.23	0.81	1.04	(0.25)	(0.01)	(0.26)	12.18	9.15	0.95	0.94	1.95	80	51
12-31-2019	10.69	0.28	0.70	0.98	(0.27)	—	(0.27)	11.40	9.15	0.95	0.94	2.49	76	45
12-31-2018	11.15	0.27	(0.37)	(0.10)	(0.28)	(0.08)	(0.36)	10.69	(0.93)	0.93	0.92	2.46	71	44
Series NAV
06-30-2023[3]	9.18	0.16	0.09	0.25	—	—	—	9.43	2.61[4]	0.72[5]	0.71[5]	3.36[5]	57	25
12-31-2022	11.45	0.27	(2.00)	(1.73)	(0.33)	(0.21)	(0.54)	9.18	(14.88)	0.71	0.70	2.70	56	39
12-31-2021	12.13	0.23	(0.39)	(0.16)	(0.25)	(0.27)	(0.52)	11.45	(1.21)	0.69	0.68	1.91	65	37
12-31-2020	11.35	0.26	0.81	1.07	(0.28)	(0.01)	(0.29)	12.13	9.46	0.70	0.69	2.19	44	51
12-31-2019	10.65	0.31	0.68	0.99	(0.29)	—	(0.29)	11.35	9.35	0.70	0.69	2.74	41	45
12-31-2018	11.11	0.30	(0.38)	(0.08)	(0.30)	(0.08)	(0.38)	10.65	(0.68)	0.68	0.67	2.72	39	44
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-23. Unaudited. 4. Not annualized. 5. Annualized.
The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Money Market Trust
Series I
06-30-2023[3]	1.00	0.022	—[4]	0.022	(0.022)	—	(0.022)	1.00	2.17[5]	0.44[6]	0.33[6]	4.34[6]	1,810	—
12-31-2022	1.00	0.013	—[4]	0.013	(0.013)	—	(0.013)	1.00	1.29	0.44	0.33	1.33	1,778	—
12-31-2021	1.00	—[4]	—[4]	—[4]	—[4]	—	—[4]	1.00	0.00[7]	0.44	0.07	—	1,522	—
12-31-2020	1.00	0.003	—[4]	0.003	(0.003)	—	(0.003)	1.00	0.31	0.44	0.24	0.26	1,835	—
12-31-2019	1.00	0.019	—[4]	0.019	(0.019)	—	(0.019)	1.00	1.93	0.46	0.33	1.91	1,420	—
12-31-2018	1.00	0.015	—[4]	0.015	(0.015)	—	(0.015)	1.00	1.54	0.47	0.33	1.53	1,415	—
Series II
06-30-2023[3]	1.00	0.021	—[4]	0.021	(0.021)	—	(0.021)	1.00	2.07[5]	0.64[6]	0.53[6]	4.13[6]	62	—
12-31-2022	1.00	0.010	0.001	0.011	(0.011)	—	(0.011)	1.00	1.07	0.64	0.53	1.00	67	—
12-31-2021	1.00	—[4]	—[4]	—[4]	—[4]	—	—[4]	1.00	0.00[7]	0.64	0.07	—	79	—
12-31-2020	1.00	0.003	(0.001)	0.002	(0.002)	—	(0.002)	1.00	0.24	0.64	0.32	0.26	100	—
12-31-2019	1.00	0.017	—[4]	0.017	(0.017)	—	(0.017)	1.00	1.73	0.66	0.53	1.73	120	—
12-31-2018	1.00	0.013	—[4]	0.013	(0.013)	—	(0.013)	1.00	1.34	0.67	0.53	1.31	140	—
Series NAV
06-30-2023[3]	1.00	0.022	—[4]	0.022	(0.022)	—	(0.022)	1.00	2.20[5]	0.39[6]	0.28[6]	4.39[6]	487	—
12-31-2022	1.00	0.014	(0.001)	0.013	(0.013)	—	(0.013)	1.00	1.34	0.39	0.28	1.36	484	—
12-31-2021	1.00	—[4]	—[4]	—[4]	—[4]	—	—[4]	1.00	0.00[7]	0.39	0.07	—	393	—
12-31-2020	1.00	0.003	—[4]	0.003	(0.003)	—	(0.003)	1.00	0.33	0.39	0.22	0.31	467	—
12-31-2019	1.00	0.020	—[4]	0.020	(0.020)	—	(0.020)	1.00	1.98	0.41	0.28	1.97	390	—
12-31-2018	1.00	0.016	—[4]	0.016	(0.016)	—	(0.016)	1.00	1.59	0.42	0.28	1.59	444	—
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-23. Unaudited. 4. Less than $0.0005 per share. 5. Not annualized. 6. Annualized. 7. Less than 0.005%.
Opportunistic Fixed Income Trust
Series I
06-30-2023[3]	10.48	0.28	0.17	0.45	—	—	—	10.93	4.29[4]	0.93[5]	0.82[5]	5.21[5]	21	42
12-31-2022	12.31	0.47	(1.87)	(1.40)	(0.30)	(0.13)	(0.43)	10.48	(11.12)	0.90	0.82	4.31	21	119
12-31-2021	13.47	0.38	(0.66)	(0.28)	(0.37)	(0.51)	(0.88)	12.31	(2.02)	0.85	0.82	2.90	29	126
12-31-2020	12.30	0.30	1.39	1.69	(0.52)	—	(0.52)	13.47	13.79	0.92[6]	0.85[6]	2.34	32	326[7]
12-31-2019	12.34	0.28	0.50	0.78	(0.82)	—	(0.82)	12.30	6.38	1.16[6]	1.12[6]	2.23	31	45
12-31-2018	12.93	0.29	(0.53)	(0.24)	(0.35)	—	(0.35)	12.34	(1.90)	0.84	0.82	2.31	32	35
Series II
06-30-2023[3]	10.29	0.26	0.18	0.44	—	—	—	10.73	4.17[4]	1.13[5]	1.02[5]	4.99[5]	43	42
12-31-2022	12.10	0.44	(1.84)	(1.40)	(0.28)	(0.13)	(0.41)	10.29	(11.26)	1.10	1.02	4.11	43	119
12-31-2021	13.25	0.35	(0.64)	(0.29)	(0.35)	(0.51)	(0.86)	12.10	(2.26)	1.05	1.02	2.70	56	126
12-31-2020	12.11	0.27	1.37	1.64	(0.50)	—	(0.50)	13.25	13.63	1.12[6]	1.05[6]	2.11	59	326[7]
12-31-2019	12.17	0.25	0.49	0.74	(0.80)	—	(0.80)	12.11	6.08	1.36[6]	1.32[6]	2.03	60	45
12-31-2018	12.77	0.26	(0.52)	(0.26)	(0.34)	—	(0.34)	12.17	(2.03)	1.04	1.02	2.10	62	35
Series NAV
06-30-2023[3]	10.43	0.28	0.17	0.45	—	—	—	10.88	4.21[4]	0.88[5]	0.77[5]	5.25[5]	96	42
12-31-2022	12.25	0.48	(1.86)	(1.38)	(0.31)	(0.13)	(0.44)	10.43	(10.96)	0.85	0.77	4.38	96	119
12-31-2021	13.41	0.39	(0.66)	(0.27)	(0.38)	(0.51)	(0.89)	12.25	(2.06)	0.80	0.77	2.95	126	126
12-31-2020	12.25	0.30	1.39	1.69	(0.53)	—	(0.53)	13.41	13.90	0.87[6]	0.80[6]	2.35	106	326[7]
12-31-2019	12.30	0.28	0.50	0.78	(0.83)	—	(0.83)	12.25	6.37	1.11[6]	1.07[6]	2.28	107	45
12-31-2018	12.88	0.27	(0.50)	(0.23)	(0.35)	—	(0.35)	12.30	(1.74)	0.79	0.77	2.11	108	35
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-23. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes interest expense of 0.01% and 0.25% for the year ended December 31, 2020 and the year ended December 31, 2019, respectively. 7. Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Select Bond Trust
Series I
06-30-2023[3]	11.46	0.19	0.12	0.31	—	—	—	11.77	2.71[4]	0.66[5]	0.62[5]	3.31[5]	139	60
12-31-2022	13.94	0.32	(2.32)	(2.00)	(0.38)	(0.10)	(0.48)	11.46	(14.20)	0.66	0.62	2.56	135	120
12-31-2021	14.59	0.28	(0.45)	(0.17)	(0.41)	(0.07)	(0.48)	13.94	(1.20)	0.65	0.61	1.94	177	132
12-31-2020	13.79	0.34	0.91	1.25	(0.45)	—	(0.45)	14.59	9.08	0.65	0.62	2.36	179	118
12-31-2019	12.99	0.35	0.81	1.16	(0.36)	—	(0.36)	13.79	8.95	0.65	0.62	2.55	176	137
12-31-2018	13.42	0.34	(0.40)	(0.06)	(0.37)	—	(0.37)	12.99	(0.43)	0.65	0.62	2.61	173	83
Series II
06-30-2023[3]	11.48	0.18	0.11	0.29	—	—	—	11.77	2.53[4]	0.86[5]	0.82[5]	3.11[5]	409	60
12-31-2022	13.96	0.30	(2.32)	(2.02)	(0.36)	(0.10)	(0.46)	11.48	(14.38)	0.86	0.82	2.40	413	120
12-31-2021	14.61	0.25	(0.45)	(0.20)	(0.38)	(0.07)	(0.45)	13.96	(1.39)	0.85	0.81	1.74	415	132
12-31-2020	13.81	0.31	0.91	1.22	(0.42)	—	(0.42)	14.61	8.86	0.85	0.82	2.18	437	118
12-31-2019	13.01	0.32	0.82	1.14	(0.34)	—	(0.34)	13.81	8.73	0.85	0.82	2.35	423	137
12-31-2018	13.44	0.32	(0.41)	(0.09)	(0.34)	—	(0.34)	13.01	(0.63)	0.85	0.82	2.42	513	83
Series NAV
06-30-2023[3]	11.45	0.20	0.11	0.31	—	—	—	11.76	2.71[4]	0.61[5]	0.58[5]	3.35[5]	5,450	60
12-31-2022	13.93	0.33	(2.32)	(1.99)	(0.39)	(0.10)	(0.49)	11.45	(14.16)	0.61	0.58	2.61	5,411	120
12-31-2021	14.58	0.28	(0.45)	(0.17)	(0.41)	(0.07)	(0.48)	13.93	(1.15)	0.60	0.57	1.98	7,199	132
12-31-2020	13.78	0.35	0.90	1.25	(0.45)	—	(0.45)	14.58	9.14	0.60	0.58	2.40	7,212	118
12-31-2019	12.98	0.35	0.82	1.17	(0.37)	—	(0.37)	13.78	9.01	0.60	0.58	2.60	7,703	137
12-31-2018	13.41	0.35	(0.41)	(0.06)	(0.37)	—	(0.37)	12.98	(0.38)	0.60	0.57	2.66	7,528	83
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-23. Unaudited. 4. Not annualized. 5. Annualized.
Short Term Government Income Trust
Series I
06-30-2023[3]	10.94	0.09	—[4]	0.09	—	—	—	11.03	0.82[5]	0.73[6]	0.72[6]	1.68[6]	26	51
12-31-2022	11.88	0.12	(0.89)	(0.77)	(0.17)	—	(0.17)	10.94	(6.48)	0.72	0.71	1.10	25	52
12-31-2021	12.29	0.13	(0.32)	(0.19)	(0.22)	—	(0.22)	11.88	(1.59)	0.70	0.69	1.04	30	32
12-31-2020	12.07	0.16	0.27	0.43	(0.21)	—	(0.21)	12.29	3.60	0.71	0.71	1.30	33	38
12-31-2019	11.87	0.15	0.25	0.40	(0.20)	—	(0.20)	12.07	3.39	0.71	0.71	1.25	36	54
12-31-2018	12.02	0.15	(0.05)	0.10	(0.25)	—	(0.25)	11.87	0.84	0.68	0.67	1.26	35	28
Series II
06-30-2023[3]	10.95	0.08	(0.01)	0.07	—	—	—	11.02	0.64[5]	0.93[6]	0.92[6]	1.48[6]	16	51
12-31-2022	11.89	0.10	(0.89)	(0.79)	(0.15)	—	(0.15)	10.95	(6.67)	0.92	0.91	0.89	17	52
12-31-2021	12.30	0.10	(0.32)	(0.22)	(0.19)	—	(0.19)	11.89	(1.78)	0.90	0.89	0.84	22	32
12-31-2020	12.08	0.14	0.27	0.41	(0.19)	—	(0.19)	12.30	3.39	0.91	0.91	1.10	29	38
12-31-2019	11.88	0.13	0.25	0.38	(0.18)	—	(0.18)	12.08	3.18	0.91	0.91	1.05	23	54
12-31-2018	12.02	0.13	(0.05)	0.08	(0.22)	—	(0.22)	11.88	0.64	0.88	0.87	1.05	26	28
Series NAV
06-30-2023[3]	10.94	0.09	—[4]	0.09	—	—	—	11.03	0.82[5]	0.68[6]	0.67[6]	1.73[6]	127	51
12-31-2022	11.88	0.13	(0.90)	(0.77)	(0.17)	—	(0.17)	10.94	(6.43)	0.67	0.66	1.15	119	52
12-31-2021	12.29	0.13	(0.32)	(0.19)	(0.22)	—	(0.22)	11.88	(1.54)	0.65	0.64	1.09	130	32
12-31-2020	12.07	0.17	0.27	0.44	(0.22)	—	(0.22)	12.29	3.65	0.66	0.66	1.35	131	38
12-31-2019	11.87	0.16	0.25	0.41	(0.21)	—	(0.21)	12.07	3.44	0.66	0.66	1.30	120	54
12-31-2018	12.02	0.15	(0.05)	0.10	(0.25)	—	(0.25)	11.87	0.89	0.63	0.62	1.28	115	28
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-23. Unaudited. 4. Less than $0.005 per share. 5. Not annualized. 6. Annualized.
The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Strategic Income Opportunities Trust
Series I
06-30-2023[3]	12.18	0.22	0.20	0.42	—	—	—	12.60	3.36[4]	0.79[5]	0.79[5]	3.58[5]	231	23
12-31-2022	14.07	0.38	(1.81)	(1.43)	(0.46)	—	(0.46)	12.18	(10.06)	0.78	0.77	2.97	238	48
12-31-2021	14.44	0.37	(0.25)	0.12	(0.49)	—	(0.49)	14.07	0.90	0.76	0.75	2.56	301	61
12-31-2020	13.52	0.35	0.80	1.15	(0.23)	—	(0.23)	14.44	8.59	0.76	0.76	2.54	333	73
12-31-2019	12.53	0.40	0.96	1.36	(0.37)	—	(0.37)	13.52	10.91	0.76	0.76	3.03	361	95
12-31-2018	13.72	0.49	(1.17)	(0.68)	(0.51)	—	(0.51)	12.53	(5.03)	0.74	0.73	3.63	371	61
Series II
06-30-2023[3]	12.22	0.21	0.19	0.40	—	—	—	12.62	3.27[4]	0.99[5]	0.99[5]	3.39[5]	55	23
12-31-2022	14.11	0.36	(1.82)	(1.46)	(0.43)	—	(0.43)	12.22	(10.30)	0.98	0.97	2.80	52	48
12-31-2021	14.47	0.34	(0.24)	0.10	(0.46)	—	(0.46)	14.11	0.70	0.96	0.95	2.36	51	61
12-31-2020	13.56	0.32	0.80	1.12	(0.21)	—	(0.21)	14.47	8.36	0.96	0.96	2.34	38	73
12-31-2019	12.56	0.38	0.97	1.35	(0.35)	—	(0.35)	13.56	10.75	0.96	0.96	2.83	36	95
12-31-2018	13.76	0.46	(1.18)	(0.72)	(0.48)	—	(0.48)	12.56	(5.29)	0.94	0.93	3.43	36	61
Series NAV
06-30-2023[3]	12.14	0.22	0.20	0.42	—	—	—	12.56	3.46[4]	0.74[5]	0.74[5]	3.63[5]	88	23
12-31-2022	14.03	0.39	(1.82)	(1.43)	(0.46)	—	(0.46)	12.14	(10.05)	0.73	0.72	3.03	84	48
12-31-2021	14.39	0.38	(0.24)	0.14	(0.50)	—	(0.50)	14.03	0.95	0.71	0.70	2.61	96	61
12-31-2020	13.48	0.35	0.80	1.15	(0.24)	—	(0.24)	14.39	8.60	0.71	0.71	2.59	87	73
12-31-2019	12.49	0.41	0.96	1.37	(0.38)	—	(0.38)	13.48	11.00	0.71	0.71	3.08	80	95
12-31-2018	13.68	0.49	(1.16)	(0.67)	(0.52)	—	(0.52)	12.49	(5.00)	0.69	0.68	3.68	79	61
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-23. Unaudited. 4. Not annualized. 5. Annualized.
Total Bond Market Trust
Series I
06-30-2023[3]	8.78	0.13	0.06	0.19	—	—	—	8.97	2.16[4]	0.57[5]	0.30[5]	2.98[5]	281	4
12-31-2022	10.45	0.22	(1.64)	(1.42)	(0.25)	—	(0.25)	8.78	(13.49)	0.57	0.30	2.29	271	38
12-31-2021	10.89	0.17	(0.37)	(0.20)	(0.24)	—	(0.24)	10.45	(1.81)	0.57	0.30	1.58	336	32
12-31-2020	10.39	0.21	0.54	0.75	(0.25)	—	(0.25)	10.89	7.23	0.57	0.30	1.93	389	40
12-31-2019	9.82	0.26	0.55	0.81	(0.24)	—	(0.24)	10.39	8.24	0.57	0.30	2.49	311	36
12-31-2018	10.11	0.25	(0.27)	(0.02)	(0.27)	—	(0.27)	9.82	(0.19)	0.57	0.30	2.57	256	22
Series II
06-30-2023[3]	8.80	0.12	0.06	0.18	—	—	—	8.98	2.05[4]	0.77[5]	0.50[5]	2.78[5]	49	4
12-31-2022	10.46	0.20	(1.63)	(1.43)	(0.23)	—	(0.23)	8.80	(13.58)	0.77	0.50	2.08	49	38
12-31-2021	10.91	0.15	(0.38)	(0.23)	(0.22)	—	(0.22)	10.46	(2.10)	0.77	0.50	1.38	62	32
12-31-2020	10.40	0.19	0.55	0.74	(0.23)	—	(0.23)	10.91	7.11	0.77	0.50	1.73	81	40
12-31-2019	9.83	0.24	0.55	0.79	(0.22)	—	(0.22)	10.40	8.02	0.77	0.50	2.29	57	36
12-31-2018	10.13	0.23	(0.28)	(0.05)	(0.25)	—	(0.25)	9.83	(0.49)	0.77	0.50	2.37	57	22
Series NAV
06-30-2023[3]	8.78	0.14	0.05	0.19	—	—	—	8.97	2.16[4]	0.52[5]	0.25[5]	3.03[5]	583	4
12-31-2022	10.44	0.22	(1.62)	(1.40)	(0.26)	—	(0.26)	8.78	(13.36)	0.52	0.25	2.39	542	38
12-31-2021	10.89	0.17	(0.37)	(0.20)	(0.25)	—	(0.25)	10.44	(1.86)	0.52	0.25	1.62	350	32
12-31-2020	10.38	0.22	0.54	0.76	(0.25)	—	(0.25)	10.89	7.39	0.52	0.25	1.99	329	40
12-31-2019	9.81	0.26	0.55	0.81	(0.24)	—	(0.24)	10.38	8.30	0.52	0.25	2.54	271	36
12-31-2018	10.11	0.26	(0.29)	(0.03)	(0.27)	—	(0.27)	9.81	(0.24)	0.52	0.25	2.62	252	22
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-23. Unaudited. 4. Not annualized. 5. Annualized.
The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Ultra Short Term Bond Trust
Series I
06-30-2023[3]	10.93	0.14	0.05	0.19	—	—	—	11.12	1.74[4]	0.68[5]	0.61[5]	2.62[5]	10	29
12-31-2022	11.19	0.10	(0.20)	(0.10)	(0.16)	—	(0.16)	10.93	(0.84)	0.67	0.61	0.94	10	54
12-31-2021	11.46	0.04	(0.09)	(0.05)	(0.22)	—	(0.22)	11.19	(0.46)	0.67	0.60	0.34	11	47
12-31-2020	11.51	0.14	0.03	0.17	(0.22)	—	(0.22)	11.46	1.47	0.67	0.60	1.21	15	71
12-31-2019	11.37	0.23	0.12	0.35	(0.21)	—	(0.21)	11.51	3.12	0.67	0.62	2.02	12	64
12-31-2018	11.41	0.16	—[6]	0.16	(0.20)	—	(0.20)	11.37	1.40	0.68	0.65	1.42	12	59
Series II
06-30-2023[3]	10.93	0.13	0.05	0.18	—	—	—	11.11	1.65[4]	0.88[5]	0.81[5]	2.42[5]	211	29
12-31-2022	11.19	0.09	(0.21)	(0.12)	(0.14)	—	(0.14)	10.93	(1.04)	0.87	0.81	0.77	228	54
12-31-2021	11.46	0.02	(0.10)	(0.08)	(0.19)	—	(0.19)	11.19	(0.66)	0.87	0.80	0.15	197	47
12-31-2020	11.51	0.12	0.03	0.15	(0.20)	—	(0.20)	11.46	1.28	0.87	0.80	1.02	255	71
12-31-2019	11.37	0.21	0.12	0.33	(0.19)	—	(0.19)	11.51	2.91	0.87	0.82	1.82	234	64
12-31-2018	11.41	0.14	—[6]	0.14	(0.18)	—	(0.18)	11.37	1.19	0.88	0.85	1.21	193	59
Series NAV
06-30-2023[3]	10.93	0.15	0.05	0.20	—	—	—	11.13	1.83[4]	0.63[5]	0.56[5]	2.68[5]	39	29
12-31-2022	11.20	0.11	(0.21)	(0.10)	(0.17)	—	(0.17)	10.93	(0.88)	0.62	0.56	0.97	35	54
12-31-2021	11.47	0.04	(0.09)	(0.05)	(0.22)	—	(0.22)	11.20	(0.41)	0.62	0.55	0.38	38	47
12-31-2020	11.51	0.15	0.04	0.19	(0.23)	—	(0.23)	11.47	1.61	0.62	0.55	1.27	34	71
12-31-2019	11.38	0.24	0.11	0.35	(0.22)	—	(0.22)	11.51	3.08	0.62	0.57	2.07	31	64
12-31-2018	11.41	0.17	—[6]	0.17	(0.20)	—	(0.20)	11.38	1.53	0.63	0.60	1.46	31	59
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-23. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
Notes to financial statements (unaudited)

1.  Organization
John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, eleven of which are presented in this report (the portfolios).
The portfolios may offer multiple classes of shares: Series I, Series II, and Series NAV. The shares currently offered by each portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor) and Manulife Financial Corporation except in the case of the Core Bond Trust, Select Bond Trust and Strategic Income Opportunities Trust. Series II and Series NAV of Core Bond Trust, Series II of Select Bond Trust and Series II and Series NAV of Strategic Income Opportunities Trust are also offered to variable insurance products of external insurance companies. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor's Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Securities held by Money Market Trust are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the portfolio. The portfolio seeks to maintain a constant NAV per share of $1.00, but there can be no assurance that it will be able to do so.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer
53

Significant accounting policies, continued

specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of June 30, 2023, by major security category or type:
	Total value at 6-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Active Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$232,949,094	—	$232,949,094	—
Foreign government obligations	3,721,410	—	3,721,410	—
Corporate bonds	219,794,736	—	219,794,736	—
Capital preferred securities	1,092,284	—	1,092,284	—
Municipal bonds	3,236,496	—	3,236,496	—
Collateralized mortgage obligations	42,105,351	—	42,105,351	—
Asset backed securities	35,030,801	—	35,030,801	—
Common stocks	236,182	$210,891	25,291	—
Preferred securities	307,178	307,178	—	—
Escrow certificates	819	—	—	$819
Short-term investments	17,079,806	17,079,806	—	—
Total investments in securities	$555,554,157	$17,597,875	$537,955,463	$819
Derivatives:
Liabilities
Futures	$(41,906)	$(41,906)	—	—

Core Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$441,094,140	—	$441,094,140	—
Foreign government obligations	6,992,527	—	6,992,527	—
Corporate bonds	187,078,984	—	187,078,984	—
Municipal bonds	2,914,000	—	2,914,000	—
Collateralized mortgage obligations	83,724,606	—	83,724,606	—
Asset backed securities	95,381,447	—	95,381,447	—
Short-term investments	14,261,752	$14,261,752	—	—
Total investments in securities	$831,447,456	$14,261,752	$817,185,704	—
Liabilities
Sale commitments outstanding	$(2,550,406)	—	$(2,550,406)	—

High Yield Trust
Investments in securities:
Assets
Foreign government obligations	$662,637	—	$662,637	—
Corporate bonds	141,495,539	—	141,495,539	—
Convertible bonds	1,080,619	—	1,080,619	—
Term loans	8,866,787	—	8,446,703	$420,084
Asset backed securities	11,856,691	—	11,856,691	—
Common stocks	848,070	$833,386	—	14,684
Preferred securities	559,130	—	—	559,130
Escrow certificates	—	—	—	—
Short-term investments	9,990,353	9,990,353	—	—
Total investments in securities	$175,359,826	$10,823,739	$163,542,189	$993,898
Derivatives:
Assets
Forward foreign currency contracts	$810	—	$810	—
Swap contracts	55,621	—	55,621	—
54

Significant accounting policies, continued

	Total value at 6-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
High Yield Trust (continued)
Liabilities
Futures	$(220,312)	$(220,312)	—	—
Forward foreign currency contracts	(2,265)	—	$(2,265)	—
Swap contracts	(52,104)	—	(52,104)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Investment Quality Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$132,879,289	—	$132,879,289	—
Foreign government obligations	5,737,217	—	5,737,217	—
Corporate bonds	57,113,030	—	57,113,030	—
Municipal bonds	3,803,920	—	3,803,920	—
Collateralized mortgage obligations	28,726,707	—	28,726,707	—
Asset backed securities	24,958,575	—	24,958,575	—
Short-term investments	7,853,098	$153,098	7,700,000	—
Total investments in securities	$261,071,836	$153,098	$260,918,738	—
Derivatives:
Assets
Futures	$353,429	$353,429	—	—
Swap contracts	1,290,340	—	$1,290,340	—
Liabilities
Futures	(525,542)	(525,542)	—	—
Forward foreign currency contracts	(81,693)	—	(81,693)	—
Swap contracts	(4,406)	—	(4,406)	—

Money Market Trust
Investments in securities:
Assets
U.S. Government	$358,980,359	—	$358,980,359	—
U.S. Government Agency	1,412,357,671	—	1,412,357,671	—
Repurchase agreement	585,771,000	—	585,771,000	—
Total investments in securities	$2,357,109,030	—	$2,357,109,030	—

Opportunistic Fixed Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$46,814,369	—	$46,814,369	—
Foreign government obligations	56,647,299	—	56,042,822	$604,477
Corporate bonds	28,033,547	—	28,033,547	—
Convertible bonds	7,864,721	—	7,864,721	—
Municipal bonds	2,664,882	—	2,664,882	—
Term loans	6,893,817	—	6,893,817	—
Collateralized mortgage obligations	6,751,124	—	6,751,124	—
Asset backed securities	5,203,106	—	5,203,106	—
Common stocks	30,575	$30,575	—	—
Preferred securities	875,188	868,226	6,962	—
Short-term investments	25,904,430	25,791,666	112,764	—
Total investments in securities	$187,683,058	$26,690,467	$160,388,114	$604,477
Derivatives:
Assets
55

Significant accounting policies, continued

	Total value at 6-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Opportunistic Fixed Income Trust (continued)
Futures	$16,890	$16,890	—	—
Forward foreign currency contracts	404,309	—	$404,309	—
Swap contracts	2,326,797	—	2,326,797	—
Liabilities
Futures	(938,729)	(938,729)	—	—
Forward foreign currency contracts	(697,252)	—	(697,252)	—
Swap contracts	(1,850,682)	—	(1,850,682)	—

Select Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$3,226,046,585	—	$3,226,046,585	—
Foreign government obligations	8,368,623	—	8,368,623	—
Corporate bonds	1,769,766,533	—	1,769,766,533	—
Municipal bonds	47,557,406	—	47,557,406	—
Collateralized mortgage obligations	380,864,354	—	380,864,354	—
Asset backed securities	488,620,430	—	488,620,430	—
Short-term investments	92,360,290	$92,360,290	—	—
Total investments in securities	$6,013,584,221	$92,360,290	$5,921,223,931	—
Derivatives:
Liabilities
Futures	$(560,969)	$(560,969)	—	—

Short Term Government Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$159,313,133	—	$159,313,133	—
Municipal bonds	7,584,185	—	7,584,185	—
Collateralized mortgage obligations	1,031,888	—	1,031,888	—
Short-term investments	401,677	$401,677	—	—
Total investments in securities	$168,330,883	$401,677	$167,929,206	—
Derivatives:
Liabilities
Futures	$(72,502)	$(72,502)	—	—

Strategic Income Opportunities Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$54,964,802	—	$54,964,802	—
Foreign government obligations	84,934,751	—	84,934,751	—
Corporate bonds	170,823,647	—	170,823,647	—
Convertible bonds	10,731,624	—	10,731,624	—
Municipal bonds	7,153,443	—	7,153,443	—
Term loans	2,574,356	—	2,574,356	—
Collateralized mortgage obligations	21,933,821	—	21,933,821	—
Asset backed securities	5,476,861	—	5,476,861	—
Preferred securities	4,141,926	$4,141,926	—	—
Purchased options	—	—	—	—
Short-term investments	9,839,463	9,839,463	—	—
Total investments in securities	$372,574,694	$13,981,389	$358,593,305	—
56

Significant accounting policies, continued

	Total value at 6-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Income Opportunities Trust (continued)
Derivatives:
Assets
Forward foreign currency contracts	$848,959	—	$848,959	—
Liabilities
Forward foreign currency contracts	(947,409)	—	(947,409)	—

Total Bond Market Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$616,802,887	—	$616,802,887	—
Foreign government obligations	8,990,852	—	8,990,852	—
Corporate bonds	241,699,370	—	241,699,370	—
Municipal bonds	3,680,339	—	3,680,339	—
Collateralized mortgage obligations	18,622,986	—	18,622,986	—
Asset backed securities	4,637,619	—	4,637,619	—
Short-term investments	10,410,583	$10,410,583	—	—
Total investments in securities	$904,844,636	$10,410,583	$894,434,053	—

Ultra Short Term Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,629,672	—	$1,629,672	—
Corporate bonds	163,259,976	—	163,259,976	—
Collateralized mortgage obligations	598,180	—	598,180	—
Asset backed securities	43,475,897	—	43,475,897	—
Short-term investments	50,304,756	$4,369,178	45,935,578	—
Total investments in securities	$259,268,481	$4,369,178	$254,899,303	—
Repurchase agreements. The portfolios may enter into repurchase agreements. When the portfolios enter into a repurchase agreement, they receive collateral that is held in a segregated account by the portfolios' custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolios. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolios of investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
When-issued/delayed-delivery securities. The portfolios may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Term loans (Floating rate loans). The portfolios may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The portfolios' ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial
57

Significant accounting policies, continued

condition of the borrower. The portfolios' failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolios' income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolios and, if the portfolios' exposure to such investments is substantial, it could impair the portfolios' ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the portfolios may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
At June 30, 2023, Opportunistic Fixed Income Trust had $10,941 in unfunded loan commitments outstanding.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Mortgage and asset backed securities. The portfolios may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the portfolios having to reinvest the proceeds in lower yielding securities, effectively reducing the portfolios' income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the portfolios' cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The portfolios are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Payment-in-kind bonds. The portfolios may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. Income on these securities is computed at the contractual rate specified and is added to the principal balance of the bond. This income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the portfolios may need to sell other investments to make distributions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios may invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the portfolios will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
58

Significant accounting policies, continued

Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at June 30, 2023:
Portfolio	Market value of securities on loan	Cash collateral received
Active Bond Trust	$604,776	$616,893
Core Bond Trust	105,776	107,950
High Yield Trust	8,967,542	9,176,682
Investment Quality Bond Trust	150,046	153,123
Select Bond Trust	3,073,982	3,139,626
Strategic Income Opportunities Trust	1,435,801	1,466,632
Total Bond Market Trust	785,927	802,875
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The portfolios may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolios' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolios as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds, excluding Core Bond Trust, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
Core Bond Trust and other affiliated funds have entered into an unsecured $50 million line of credit agreement with BNP Paribas. Subject to the needs of other affiliated funds, Core Bond Trust can borrow up to the $50 million, subject to asset coverage and other limitations as specified in the agreement. Effective July 17, 2023, Core Bond Trust transitioned from the BNP Paribas arrangement to the syndicated line of credit agreement with Citibank, N.A. that enables Core Bond Trust and other affiliated funds to participate in a $1 billion unsecured committed line of credit.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended June 30, 2023, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended June 30, 2023 were as follows:
Portfolio	Commitment fee
Active Bond Trust	$2,509
Core Bond Trust	10,679
High Yield Trust	1,968
Investment Quality Bond Trust	2,022
Money Market Trust	5,097
Opportunistic Fixed Income Trust	1,954
Portfolio	Commitment fee
Select Bond Trust	$10,132
Short Term Government Income Trust	1,970
Strategic Income Opportunities Trust	2,256
Total Bond Market Trust	2,995
Ultra Short Term Bond Trust	2,119

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
59

Significant accounting policies, continued

For federal income tax purposes, as of December 31, 2022, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2022:
	No Expiration Date
Portfolio	Short Term	Long Term
Active Bond Trust	$17,403,825	$11,326,073
Core Bond Trust	53,993,059	26,538,464
High Yield Trust	2,428,998	67,633,142
Investment Quality Bond Trust	10,237,071	2,588,761
Opportunistic Fixed Income Trust	5,761,448	2,105,469
Select Bond Trust	339,942,439	158,042,737
Short Term Government Income Trust	4,669,543	22,952,115
Strategic Income Opportunities Trust	2,091,664	6,709,913
Total Bond Market Trust	10,415,204	12,690,269
Ultra Short Term Bond Trust	7,064,416	17,473,522
As of December 31, 2022, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on June 30, 2023, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Active Bond Trust	$612,848,048	$2,466,900	$(59,802,697)	$(57,335,797)
Core Bond Trust	880,673,127	1,906,669	(53,682,746)	(51,776,077)
High Yield Trust	201,043,660	1,714,230	(27,616,314)	(25,902,084)
Investment Quality Bond Trust	286,697,615	1,385,451	(25,979,102)	(24,593,651)
Money Market Trust	2,357,109,030	—	—	—
Opportunistic Fixed Income Trust	204,293,973	2,602,256	(19,951,838)	(17,349,582)
Select Bond Trust	6,576,598,661	10,773,324	(574,348,733)	(563,575,409)
Short Term Government Income Trust	181,342,570	45,507	(13,129,696)	(13,084,189)
Strategic Income Opportunities Trust	403,886,388	2,739,683	(34,149,827)	(31,410,144)
Total Bond Market Trust	992,076,669	2,401,437	(89,633,470)	(87,232,033)
Ultra Short Term Bond Trust	265,211,753	108,950	(6,052,222)	(5,943,272)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends from net investment income, if any, at least annually with the exception of Money Market Trust, which declares dividends daily and pays monthly from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. The final determination of tax characteristics of the portfolio's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, foreign currency transactions, derivative transactions, amortization and accretion on debt securities, wash sale loss deferrals, and deemed distribution on convertible bonds.
3.  Derivative instruments
The portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolios attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
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As defined by the ISDA, the portfolios may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the portfolios, if any, are held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolios and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the portfolios, if any, for OTC transactions is held in a segregated account at the portfolios' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The portfolios' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolios and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is detailed in the Statements of assets and liabilities as Receivable/Payable for centrally-cleared swaps. Securities pledged by the portfolios for centrally-cleared transactions, if any, are identified in the Portfolio of investments.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.
Upon entering into a futures contract, the portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a portfolio, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the portfolios, if any, are identified in the Portfolios of investments. Subsequent payments, referred to as variation margin, are made or received by a portfolio periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the portfolio. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the portfolios used futures contracts during the six months ended June 30, 2023. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Active Bond Trust	To manage against changes in interest rates and manage duration of the portfolio.	Up to $4.3 million
High Yield Trust	To manage duration of the portfolio.	From $8.7 million to $8.9 million
Investment Quality Bond Trust	To manage against changes in interest rates, gain exposure to certain bond markets and manage duration of the portfolio.	From $64.3 million to $86.1 million
Opportunistic Fixed Income Trust	To manage against changes in interest rates, gain exposure to certain bond markets and manage duration of the portfolio.	From $85.6 million to $107.7 million
Select Bond Trust	To manage against changes in interest rates and manage duration of the portfolio.	From $44.9 million to $88.4 million
Short Term Government Income Trust	To manage against changes in interest rates and manage duration of the portfolio.	Up to $3.5 million
Strategic Income Opportunities Trust	To manage duration of the portfolio. At June 30, 2023, there were no open futures contracts.	Up to $15.0 million
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the portfolios thereby reducing the portfolios' total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
The following table details how the portfolios used forward foreign currency contracts during the six months ended June 30, 2023. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
High Yield Trust	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	From $456,000 to $498,000
Investment Quality Bond Trust	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	From $4.5 million to $6.0 million
Opportunistic Fixed Income Trust	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	From $138.7 million to $141.9 million
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Portfolio	Reason	USD Notional range
Strategic Income Opportunities Trust	To manage against changes in foreign currency exchange rates and to enhance potential gain/income.	From $168.5 million to $420.7 million
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the portfolios' exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the portfolios' exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Portfolio of investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, a portfolio realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statements of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, a portfolio realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
The following table details how the portfolios used purchased options contracts during the six months ended June 30, 2023. In addition, the table summarizes the range of market value amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	Market value range
Strategic Income Opportunities Trust	To manage against changes in foreign currency exchange rates.	Up to $61,000
The following table details how the portfolios used written options contracts during the six months ended June 30, 2023. In addition, the table summarizes the range of market value amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	Market value range
Strategic Income Opportunities Trust	To manage against changes in foreign currency exchange rates. At June 30, 2023, there were no open written option contracts.	Up to $18,000
Swaps. Swap agreements are agreements between the portfolio and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the portfolios, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the portfolios is recorded as realized gain or loss, as well as the net periodic payments received or paid by the portfolios.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The portfolios may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Interest rate swaps. Interest rate swaps represent an agreement between the portfolio and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The portfolios settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.
The following table details how the portfolios used interest rate swaps contracts during the six months ended June 30, 2023. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Investment Quality Bond Trust	To manage against changes in interest rates and to manage duration of the portfolio.	From $3.5 million to $5.9 million
Opportunistic Fixed Income Trust	To manage against changes in interest rates and to manage duration of the portfolio.	From $32.7 million to $70.2 million
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The portfolios may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the portfolios may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
The following table details how the portfolios used credit default swap contracts as the buyer during the six months ended June 30, 2023. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
High Yield Trust	To manage against potential credit events.	From $1.0 million to $2.1 million
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Portfolio	Reason	USD Notional range
Investment Quality Bond Trust	To manage against potential credit events.	From $2.0 million to $5.2 million
Opportunistic Fixed Income Trust	To manage against potential credit events.	From $25.3 million to $92.0 million
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the portfolio as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
The following table details how the portfolios used credit default swap contracts as the seller during the six months ended June 30, 2023. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
High Yield Trust	To gain credit exposure to an issuer or index.	$1.6 million*
Investment Quality Bond Trust	To gain credit exposure to an issuer or index.	Up to $1.4 million
Opportunistic Fixed Income Trust	To gain credit exposure to an issuer or index.	From $110,000 to $3.0 million
* The notional values at the period end are representative of the portfolio’s exposure throughout the period. No new contracts were entered into or closed during the six months ended June 30, 2023.
Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
The following table details how the portfolios used inflation swaps during the six months ended June 30, 2023. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Opportunistic Fixed Income Trust	To manage exposure to inflation risk.	From $18.2 million to $18.9 million
Total Return Swaps. The portfolios may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A portfolio may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
The following table details how the portfolios used total return swaps during the six months ended June 30, 2023. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Opportunistic Fixed Income Trust	To gain exposure to a security or market without investing directly in such security or market and to exchange the risk/return of one market with another.	From $1.6 million to $11.6 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2023 by risk category:
Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Active Bond Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	—	$(41,906)
High Yield Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	—	$(220,312)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$810	(2,265)
	Credit	Swap contracts, at value[2]	Credit default swaps	55,621	(52,104)
				$56,431	$(274,681)
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Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Investment Quality Bond Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$353,429	$(525,542)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	—	(81,693)
	Credit	Swap contracts, at value[2]	Credit default swaps	198,899	—
	Interest rate	Swap contracts, at value[2]	Interest rate swaps	1,091,441	(4,406)
				$1,643,769	$(611,641)
Opportunistic Fixed Income Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$16,890	$(938,729)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	404,309	(697,252)
	Credit	Swap contracts, at value[2]	Credit default swaps	1,545,022	(777,564)
	Interest rate	Swap contracts, at value	Total return swaps	3,790	(77,144)
	Interest rate	Swap contracts, at value[2]	Interest rate swaps	203,270	(983,257)
	Inflation	Swap contracts, at value	Inflation swaps	574,715	(12,717)
				$2,747,996	$(3,486,663)
Select Bond Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	—	$(560,969)
Short Term Government Income Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	—	$(72,502)
Strategic Income Opportunities Trust	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$848,959	$(947,409)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Portfolios of investments. Only the period end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
[2]	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, are shown separately on the Statements of assets and liabilities.
For financial reporting purposes, the portfolios do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the portfolio and the applicable counterparty.
The tables below reflect the portfolios' exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Opportunistic Fixed Income Trust
Forward foreign currency contracts	$404,309	$(697,252)
Swap contracts	1,034,075	(394,203)
Totals	$1,438,384	$(1,091,455)
Opportunistic Fixed Income Trust
Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Portfolio[1]	Net Exposure
Bank of America, N.A.	$231,027	$(19,496)	$211,531	—	—	$211,531
Barclays Bank PLC	168,372	(23,266)	145,106	$145,106	—	—
Citibank, N.A.	118,396	(129,901)	(11,505)	—	—	(11,505)
Goldman Sachs International	261,544	(579,314)	(317,770)	—	—	(317,770)
HSBC Bank PLC	61,863	(12,336)	49,527	—	—	49,527
JPMorgan Chase Bank, N.A.	408,534	(104,855)	303,679	303,679	—	—
Morgan Stanley & Co. International PLC	186,707	(216,237)	(29,530)	—	—	(29,530)
Standard Chartered Bank	1,169	(602)	567	—	—	567

State Street Bank and Trust Company	772	(5,448)	(4,676)	—	—	(4,676)
Totals	$1,438,384	$(1,091,455)	$346,929	$448,785	—	$(101,856)

[1] Reflects collateral posted by the counterparty or posted by the portfolio, excluding any excess collateral amounts.
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Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2023:
		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Active Bond Trust	Interest rate	—	$(63,823)	—	—	—	$(63,823)
High Yield Trust	Interest rate	—	$57,728	—	—	—	$57,728
	Currency	—	—	$36,906	—	—	36,906
	Credit	—	—	—	—	$(211,660)	(211,660)
	Total	—	$57,728	$36,906	—	$(211,660)	$(117,026)
Investment Quality Bond Trust	Interest rate	—	$351,688	—	—	$(24,944)	$326,744
	Currency	—	—	$(161,087)	—	—	(161,087)
	Credit	—	—	—	—	(77,738)	(77,738)
	Total	—	$351,688	$(161,087)	—	$(102,682)	$87,919
Opportunistic Fixed Income Trust	Interest rate	—	$(570,165)	—	—	$(816,746)	$(1,386,911)
	Currency	—	—	$273,673	—	—	273,673
	Credit	—	—	—	—	(193,282)	(193,282)
	Inflation	—	—	—	—	175,861	175,861
	Total	—	$(570,165)	$273,673	—	$(834,167)	$(1,130,659)
Select Bond Trust	Interest rate	—	$(1,271,993)	—	—	—	$(1,271,993)
Short Term Government Income Trust	Interest rate	—	$(38,379)	—	—	—	$(38,379)
Strategic Income Opportunities Trust	Interest rate	—	$1,008,221	—	—	—	$1,008,221
	Currency	$(115,656)	—	$(3,728,777)	$55,339	—	(3,789,094)
	Total	$(115,656)	$1,008,221	$(3,728,777)	$55,339	—	$(2,780,873)

[1]	Realized gain/loss associated with purchased options is included in this caption on the Statements of operations.
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2023:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Active Bond Trust	Interest rate	—	$(41,906)	—	—	—	$(41,906)
High Yield Trust	Interest rate	—	$(211,273)	—	—	—	$(211,273)
	Currency	—	—	$(31,421)	—	—	(31,421)
	Credit	—	—	—	—	$72,684	72,684
	Total	—	$(211,273)	$(31,421)	—	$72,684	$(170,010)
Investment Quality Bond Trust	Interest rate	—	$(650,888)	—	—	$97,359	$(553,529)
	Currency	—	—	$10,291	—	—	10,291
	Credit	—	—	—	—	(78,957)	(78,957)
	Total	—	$(650,888)	$10,291	—	$18,402	$(622,195)
Opportunistic Fixed Income Trust	Interest rate	—	$(1,980,643)	—	—	$1,184,039	$(796,604)
	Currency	—	—	$122,683	—	—	122,683
	Credit	—	—	—	—	(649,182)	(649,182)
	Inflation	—	—	—	—	(134,898)	(134,898)
	Total	—	$(1,980,643)	$122,683	—	$399,959	$(1,458,001)
Select Bond Trust	Interest rate	—	$(585,471)	—	—	—	$(585,471)
Short Term Government Income Trust	Interest rate	—	$(72,502)	—	—	—	$(72,502)
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		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Strategic Income Opportunities Trust	Interest rate	—	$(43,256)	—	—	—	$(43,256)
	Currency	$53,629	—	$3,249,702	$(37,493)	—	3,265,838
	Total	$53,629	$(43,256)	$3,249,702	$(37,493)	—	$3,222,582

[1]	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statements of operations.
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are wholly owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. Under an investment management agreement, the portfolios pay a daily management fee to the Advisor based on the net assets of the respective portfolio or aggregate net assets, which include the net assets of the respective portfolio and the net assets of a similar portfolio of John Hancock Funds II (JHF II) unless otherwise noted. JHF II portfolios are advised by John Hancock Investment Management LLC, an affiliate of the Advisor, and are distributed by an affiliate of the Advisor, John Hancock Investment Management Distributors LLC. The annual rate for each portfolio is as follows:
•  Active Bond Trust — a) 0.60% of the first $2.5 billion of average net assets; b) 0.575% of average net assets between $2.5 billion and $5.0 billion; and c) 0.55% of the excess over $5.0 billion of average net assets.
•  Core Bond Trust — a) 0.69% of the first $200 million of aggregate net assets; b) 0.64% of the next $200 million of aggregate net assets; c) 0.570% of the next $600 million of aggregate net assets; d) 0.56% of the next $1 billion of aggregate net assets; and e) 0.55% of the excess over $2 billion of aggregate net assets.
•  High Yield Trust— a) 0.70% of the first $500 million of aggregate net assets and b) 0.65% of the excess over $500 million of aggregate net assets.
•  Investment Quality Bond Trust— a) 0.60% of the first $500 million of average net assets and b) 0.55% of the excess over $500 million of average net assets.
•  Money Market Trust — a) 0.50% of the first $500 million of aggregate net assets; b) 0.425% of the next $250 million aggregate net assets; c) 0.375% of the next $250 million aggregate net assets; d) 0.35% of the next $500 million aggregate net assets; e) 0.325% of the next $500 million aggregate net assets; f) 0.30% of the next $500 million aggregate net assets; and g) 0.275% of the excess over $2.5 billion of aggregate net assets. Aggregate net assets include net assets of the portfolio and Money Market Fund, a series of John Hancock Current Interest.
•  Opportunistic Fixed Income Trust — a) 0.65% of the first $1 billion of aggregate net assets and b) 0.625% of the excess over $1 billion of aggregate net assets.
•  Select Bond Trust — a) 0.65% of the first $500 million of average net assets; b) 0.60% of the next $1 billion of average net assets; c) 0.575% of the next $1 billion of average net assets; d) 0.55% of the next $7.5 billion of average net assets; and e) 0.525% of the excess over $10 billion of average net assets.
•  Short Term Government Income Trust— a) 0.57% of the first $250 million of aggregate net assets and b) 0.55% of the excess over $250 million of aggregate net assets.
•  Strategic Income Opportunities Trust— a) 0.70% of the first $500 million of aggregate net assets; b) 0.65% of the next $3 billion of aggregate net assets; c) 0.60% of the next $4 billion of aggregate net assets; d) 0.59% of the next $4.5 billion of aggregate net assets; and e) 0.575% of the excess over $12 billion of aggregate net assets. Aggregate net assets include the net assets of the portfolio, Strategic Income Opportunities Fund, a series of JHF II, and Strategic Income Opportunities Fund, a subfund of Manulife Investment Management I PLC.
•  Total Bond Market Trust — a) 0.47% of the first $1.5 billion of average net assets and b) 0.46% of the excess over $1.5 billion of average net assets.
•  Ultra Short Term Bond Trust— a) 0.55% of the first $250 million of average net assets and b) 0.53% of the excess over $250 million of average net assets.
The organizations described below act as the subadvisors to the Trust and certain of its portfolios pursuant to Subadvisory Agreements with the Advisor. Portfolio management is allocated among the following subadvisors.
66

Fees and transactions with affiliates, continued

Portfolio	Subadvisor(s)
Active Bond Trust Money Market Trust Select Bond Trust Short Term Government Income Trust Strategic Income Opportunities Trust Total Bond Market Trust Ultra Short Term Bond Trust	Manulife Investment Management (US) LLC[1]
Investment Quality Bond Trust Opportunistic Fixed Income Trust	Wellington Management Company LLP
Core Bond Trust	Allspring Global Investments, LLC
High Yield Trust	Western Asset Management Company, LLC, (Sub-Subadvisor is Western Asset Management Company Limited)
1 An affiliate of the Advisor.
The portfolios are not responsible for payment of the subadvisory fees.
Expense reimbursements.The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the portfolios (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. During the six months ended June 30, 2023, this waiver amounted to 0.01% of the portfolios’ average net assets, on an annualized basis. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive its management fee on Money Market Trust and Total Bond Market Trust or, if necessary, make payment to the portfolios in an amount so that the annual operating expenses do not exceed 0.28% and 0.25%, respectively, of the portfolios' average net assets. This waiver includes all expenses except taxes, brokerage commissions, interest expense, short dividends, acquired fund fees, class-specific expenses, borrowing costs, prime brokerage fees, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the portfolio’s business. This agreement expires on April 30, 2024, unless renewed by mutual agreement of the Advisor and the portfolio based upon a determination that this is appropriate under the circumstances at that time.
The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the portfolios exceed 0.15% of average net assets for each of the portfolios with the exception of Total Bond Market Trust. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, management fees, Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reduction will continue in effect until terminated by the Advisor.
The Advisor has voluntarily agreed to waive its management fees by 0.02% of the average daily net assets of Opportunistic Fixed Income Trust and Select Bond Trust. These voluntary advisory fee waivers may be terminated at any time by the Advisor upon notice to the Trust.
The Advisor has voluntarily agreed to waive its management fees by 0.06% of the average daily net assets of Ultra Short Term Bond Trust. This voluntary advisory fee waiver may be terminated at any time by the Advisor upon notice to the Trust.
The Advisor has voluntarily agreed to waive and/or reimburse all class-specific expenses for Series I and Series II shares of the Select Bond Trust to the extent they exceed 0.04% and 0.24%, respectively, of average net assets on an annualized basis attributable to the class (the class expense waiver). This voluntary class specific waiver may be terminated at any time by the Advisor upon notice to the Trust.
For the six months ended June 30, 2023, the expense reductions described above amounted to the following:
	Expense reimbursement by class
Portfolio	Series I	Series II	Series NAV	Total
Active Bond Trust	$1,024	$4,079	$16,824	$21,927
Core Bond Trust	2,266	2,350	23,843	28,459
High Yield Trust	1,776	1,194	3,180	6,150
Investment Quality Bond Trust	3,604	1,802	2,121	7,527
Money Market Trust	949,519	33,716	253,337	1,236,572
Opportunistic Fixed Income Trust	11,242	22,669	50,928	84,839
Select Bond Trust	25,552	76,469	759,237	861,258
Short Term Government Income Trust	965	655	4,751	6,371
Strategic Income Opportunities Trust	9,258	2,092	3,399	14,749
Total Bond Market Trust	372,765	65,828	744,699	1,183,292
Ultra Short Term Bond Trust	3,366	74,622	13,105	91,093
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2023, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Active Bond Trust	0.59%
Core Bond Trust	0.57%
High Yield Trust	0.69%
Portfolio	Net Annual Effective Rate
Investment Quality Bond Trust	0.59%
Money Market Trust	0.24%
Opportunistic Fixed Income Trust	0.54%

67

Fees and transactions with affiliates, continued

Portfolio	Net Annual Effective Rate
Select Bond Trust	0.54%
Short Term Government Income Trust	0.56%
Portfolio	Net Annual Effective Rate
Strategic Income Opportunities Trust	0.64%
Total Bond Market Trust	0.20%
Ultra Short Term Bond Trust	0.48%
Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended June 30, 2023, amounted to an annual rate of 0.02% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:
Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%
Currently, only 0.05% for Series I shares and 0.25% for Series ll shares are charged for Rule 12b-1 fees.
Distribution and service fees for the six months ended June 30, 2023 were as follows:
	Distribution and service fees by class
Portfolio	Series l	Series ll	Total
Active Bond Trust	$6,449	$128,393	$134,842
Core Bond Trust	15,648	81,078	96,726
High Yield Trust	12,260	41,229	53,489
Investment Quality Bond Trust	24,883	62,207	87,090
Money Market Trust	449,293	79,782	529,075
Opportunistic Fixed Income Trust	5,303	53,719	59,022
Select Bond Trust	33,742	505,054	538,796
Short Term Government Income Trust	6,304	21,356	27,660
Strategic Income Opportunities Trust	58,506	66,115	124,621
Total Bond Market Trust	69,297	61,213	130,510
Ultra Short Term Bond Trust	2,476	274,498	276,974
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated funds. At period end, open loans, if any, are presented under the caption Receivable/Payable for interfund lending in the Statements of assets and liabilities. Interest expense is included in Other expenses on the Statements of operations. The portfolios' activity in this program during the period for which loans were outstanding was as follows:
Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Investment Quality Bond Trust	Lender	$1,666,667	3	4.655%	$647
Opportunistic Fixed Income Trust	Lender	4,720,000	5	3.990%	2,615
6.  Portfolio share transactions
Transactions in portfolios' shares for the six months ended June 30, 2023 and for the year ended December 31, 2022 were as follows:
Active Bond Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	168,221	$1,401,379	133,854	$1,152,374
Distributions reinvested	—	—	146,307	1,138,268
Repurchased	(194,391)	(1,602,257)	(564,245)	(4,897,955)
Net decrease	(26,170)	$(200,878)	(284,084)	$(2,607,313)
Series II shares
Sold	866,444	$7,198,711	536,464	$4,676,629
Distributions reinvested	—	—	537,223	4,195,709
Repurchased	(899,369)	(7,442,785)	(3,037,262)	(26,661,575)
Net decrease	(32,925)	$(244,074)	(1,963,575)	$(17,789,237)
68

Portfolio share transactions, continued

Active Bond Trust, Cont'd	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	719,795	$5,984,387	2,514,591	$21,750,050
Distributions reinvested	—	—	2,357,448	18,364,518
Repurchased	(1,669,359)	(13,842,788)	(8,874,471)	(80,724,925)
Net decrease	(949,564)	$(7,858,401)	(4,002,432)	$(40,610,357)
Total net decrease	(1,008,659)	$(8,303,353)	(6,250,091)	$(61,006,907)
Core Bond Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	54,138	$615,613	136,584	$1,574,417
Distributions reinvested	—	—	139,074	1,485,314
Repurchased	(344,377)	(3,891,411)	(938,879)	(11,212,946)
Net decrease	(290,239)	$(3,275,798)	(663,221)	$(8,153,215)
Series II shares
Sold	356,267	$4,040,427	321,960	$3,795,567
Distributions reinvested	—	—	126,045	1,344,902
Repurchased	(255,292)	(2,890,389)	(743,566)	(8,789,770)
Net increase (decrease)	100,975	$1,150,038	(295,561)	$(3,649,301)
Series NAV shares
Sold	606,702	$6,868,461	3,398,633	$39,736,813
Distributions reinvested	—	—	1,483,749	15,757,417
Repurchased	(2,456,446)	(27,703,713)	(9,111,283)	(107,759,471)
Net decrease	(1,849,744)	$(20,835,252)	(4,228,901)	$(52,265,241)
Total net decrease	(2,039,008)	$(22,961,012)	(5,187,683)	$(64,067,757)
High Yield Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	500,018	$2,242,564	875,178	$3,968,042
Distributions reinvested	—	—	736,799	3,087,188
Repurchased	(1,129,488)	(5,039,085)	(2,187,396)	(10,289,275)
Net decrease	(629,470)	$(2,796,521)	(575,419)	$(3,234,045)
Series II shares
Sold	214,501	$985,280	463,383	$2,282,643
Distributions reinvested	—	—	458,380	1,980,201
Repurchased	(610,695)	(2,804,329)	(2,373,088)	(11,804,345)
Net decrease	(396,194)	$(1,819,049)	(1,451,325)	$(7,541,501)
Series NAV shares
Sold	2,304,270	$10,036,457	4,478,228	$21,195,571
Distributions reinvested	—	—	1,328,710	5,460,996
Repurchased	(2,551,566)	(11,156,431)	(4,171,490)	(19,560,398)
Net increase (decrease)	(247,296)	$(1,119,974)	1,635,448	$7,096,169
Total net decrease	(1,272,960)	$(5,735,544)	(391,296)	$(3,679,377)
Investment Quality Bond Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	448,514	$4,254,838	346,641	$3,258,912
Distributions reinvested	—	—	620,686	5,505,486
Repurchased	(615,997)	(5,823,190)	(1,784,779)	(18,140,587)
Net decrease	(167,483)	$(1,568,352)	(817,452)	$(9,376,189)
Series II shares
Sold	282,195	$2,673,813	141,592	$1,391,882
Distributions reinvested	—	—	306,083	2,718,019
Repurchased	(490,974)	(4,651,401)	(1,169,763)	(11,788,011)
Net decrease	(208,779)	$(1,977,588)	(722,088)	$(7,678,110)
69

Portfolio share transactions, continued

Investment Quality Bond Trust, Cont'd	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	812,949	$7,603,710	732,673	$7,500,838
Distributions reinvested	—	—	358,617	3,166,588
Repurchased	(827,921)	(7,820,823)	(709,502)	(7,227,378)
Net increase (decrease)	(14,972)	$(217,113)	381,788	$3,440,048
Total net decrease	(391,234)	$(3,763,053)	(1,157,752)	$(13,614,251)
Money Market Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	143,272,140	$143,272,140	492,393,825	$492,393,825
Distributions reinvested	39,038,091	39,038,091	22,663,968	22,663,968
Repurchased	(150,895,943)	(150,895,943)	(258,875,602)	(258,875,602)
Net increase	31,414,288	$31,414,288	256,182,191	$256,182,191
Series II shares
Sold	198,269	$198,269	3,030,688	$3,030,688
Distributions reinvested	1,318,666	1,318,666	734,328	734,328
Repurchased	(6,945,997)	(6,945,997)	(16,003,064)	(16,003,064)
Net decrease	(5,429,062)	$(5,429,062)	(12,238,048)	$(12,238,048)
Series NAV shares
Sold	59,788,878	$59,788,878	270,663,741	$270,663,741
Distributions reinvested	10,534,091	10,534,091	6,457,687	6,457,687
Repurchased	(67,731,681)	(67,731,681)	(185,745,533)	(185,745,533)
Net increase	2,591,288	$2,591,288	91,375,895	$91,375,895
Total net increase	28,576,514	$28,576,514	335,320,038	$335,320,038
Opportunistic Fixed Income Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	50,416	$547,184	26,457	$298,731
Distributions reinvested	—	—	86,102	847,246
Repurchased	(99,890)	(1,082,398)	(476,657)	(5,424,203)
Net decrease	(49,474)	$(535,214)	(364,098)	$(4,278,226)
Series II shares
Sold	181,384	$1,951,152	158,605	$1,694,132
Distributions reinvested	—	—	172,883	1,671,776
Repurchased	(393,474)	(4,169,475)	(777,535)	(8,250,389)
Net decrease	(212,090)	$(2,218,323)	(446,047)	$(4,884,481)
Series NAV shares
Sold	374,371	$4,052,960	676,889	$7,517,163
Distributions reinvested	—	—	398,702	3,903,288
Repurchased	(729,548)	(7,908,568)	(2,203,613)	(24,297,301)
Net decrease	(355,177)	$(3,855,608)	(1,128,022)	$(12,876,850)
Total net decrease	(616,741)	$(6,609,145)	(1,938,167)	$(22,039,557)
Select Bond Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	671,667	$7,920,031	602,249	$7,133,784
Distributions reinvested	—	—	481,894	5,329,746
Repurchased	(669,494)	(7,880,443)	(1,950,570)	(24,298,056)
Net increase (decrease)	2,173	$39,588	(866,427)	$(11,834,526)
Series II shares
Sold	3,009,204	$35,351,991	16,794,552	$213,615,751
Distributions reinvested	—	—	1,423,822	15,790,182
Repurchased	(4,259,040)	(50,423,460)	(11,965,859)	(150,508,347)
Net increase (decrease)	(1,249,836)	$(15,071,469)	6,252,515	$78,897,586
70

Portfolio share transactions, continued

Select Bond Trust, Cont'd	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	5,200,726	$61,449,664	10,164,185	$130,226,363
Distributions reinvested	—	—	20,213,431	223,358,414
Repurchased	(14,067,935)	(165,673,653)	(74,625,087)	(941,445,771)
Net decrease	(8,867,209)	$(104,223,989)	(44,247,471)	$(587,860,994)
Total net decrease	(10,114,872)	$(119,255,870)	(38,861,383)	$(520,797,934)
Short Term Government Income Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	157,348	$1,747,589	307,058	$3,481,987
Distributions reinvested	—	—	36,283	392,944
Repurchased	(152,934)	(1,688,232)	(522,568)	(5,923,263)
Net increase (decrease)	4,414	$59,357	(179,227)	$(2,048,332)
Series II shares
Sold	125,596	$1,389,163	835,188	$9,727,921
Distributions reinvested	—	—	21,460	232,622
Repurchased	(213,243)	(2,361,770)	(1,125,538)	(12,968,649)
Net decrease	(87,647)	$(972,607)	(268,890)	$(3,008,106)
Series NAV shares
Sold	2,517,031	$27,769,507	1,525,890	$17,408,604
Distributions reinvested	—	—	178,372	1,931,770
Repurchased	(1,882,989)	(20,821,586)	(1,719,351)	(19,366,981)
Net increase (decrease)	634,042	$6,947,921	(15,089)	$(26,607)
Total net increase (decrease)	550,809	$6,034,671	(463,206)	$(5,083,045)
Strategic Income Opportunities Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	468,696	$5,854,893	682,130	$8,837,432
Distributions reinvested	—	—	747,409	8,811,956
Repurchased	(1,650,189)	(20,585,595)	(3,281,040)	(42,288,808)
Net decrease	(1,181,493)	$(14,730,702)	(1,851,501)	$(24,639,420)
Series II shares
Sold	355,249	$4,452,184	918,436	$12,112,586
Distributions reinvested	—	—	149,032	1,763,045
Repurchased	(296,042)	(3,689,913)	(382,087)	(4,929,072)
Net increase	59,207	$762,271	685,381	$8,946,559
Series NAV shares
Sold	307,405	$3,823,478	369,182	$4,765,406
Distributions reinvested	—	—	262,480	3,084,135
Repurchased	(204,641)	(2,549,493)	(564,258)	(7,234,186)
Net increase	102,764	$1,273,985	67,404	$615,355
Total net decrease	(1,019,522)	$(12,694,446)	(1,098,716)	$(15,077,506)
Total Bond Market Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,454,340	$22,088,367	3,601,177	$33,411,543
Distributions reinvested	—	—	890,896	7,572,612
Repurchased	(2,010,643)	(18,132,060)	(5,828,168)	(54,944,790)
Net increase (decrease)	443,697	$3,956,307	(1,336,095)	$(13,960,635)
Series II shares
Sold	486,063	$4,385,666	878,087	$8,328,388
Distributions reinvested	—	—	147,955	1,260,574
Repurchased	(588,273)	(5,279,796)	(1,348,265)	(12,701,843)
Net decrease	(102,210)	$(894,130)	(322,223)	$(3,112,881)
71

Portfolio share transactions, continued

Total Bond Market Trust, Cont'd	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	4,811,036	$43,253,151	39,125,194	$372,377,196
Distributions reinvested	—	—	1,314,232	11,170,970
Repurchased	(1,565,322)	(14,098,787)	(12,257,355)	(119,265,861)
Net increase	3,245,714	$29,154,364	28,182,071	$264,282,305
Total net increase	3,587,201	$32,216,541	26,523,753	$247,208,789
Ultra Short Term Bond Trust	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	152,904	$1,688,474	479,155	$5,303,734
Distributions reinvested	—	—	14,432	156,297
Repurchased	(230,518)	(2,543,077)	(499,646)	(5,527,670)
Net decrease	(77,614)	$(854,603)	(6,059)	$(67,639)
Series II shares
Sold	2,026,423	$22,370,129	8,498,389	$93,910,676
Distributions reinvested	—	—	276,792	2,997,662
Repurchased	(3,906,706)	(43,137,010)	(5,492,108)	(60,594,580)
Net increase (decrease)	(1,880,283)	$(20,766,881)	3,283,073	$36,313,758
Series NAV shares
Sold	564,861	$6,225,569	860,311	$9,506,532
Distributions reinvested	—	—	48,398	524,154
Repurchased	(282,346)	(3,129,515)	(1,049,751)	(11,608,658)
Net increase (decrease)	282,515	$3,096,054	(141,042)	$(1,577,972)
Total net increase (decrease)	(1,675,382)	$(18,525,430)	3,135,972	$34,668,147
Affiliates of the Trust owned 100% of shares of the portfolios, with the exception of Core Bond Trust, Select Bond Trust and Strategic Income Opportunities Trust. For Core Bond Trust, affiliates owned 69.81% and 99.89% of Series II and Series NAV shares, respectively. For Select Bond Trust, affiliates owned 99.92% of Series II shares. For Strategic Income Opportunities Trust, affiliates owned 47.07% and 99.33% of Series II and Series NAV shares, respectively, on June 30, 2023. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended June 30, 2023:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Active Bond Trust	$96,361,977	$70,940,144	$93,535,538	$82,467,028
Core Bond Trust	864,815,070	396,607,103	886,497,464	400,719,207
High Yield Trust	—	27,697,751	—	28,207,590
Investment Quality Bond Trust	17,874,387	46,632,635	26,665,478	39,202,337
Opportunistic Fixed Income Trust	10,122,625	62,642,503	1,591,491	88,129,150
Select Bond Trust	2,506,305,880	1,066,438,434	2,083,625,191	1,534,675,695
Short Term Government Income Trust	85,496,762	7,061,192	71,556,487	13,530,352
Strategic Income Opportunities Trust	11,667,703	73,591,160	4,023,527	88,387,872
Total Bond Market Trust	24,906,406	45,887,724	8,655,039	23,183,649
Ultra Short Term Bond Trust	—	66,389,775	—	57,498,209
8.  Investment in affiliated underlying funds
Certain portfolios may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Active Bond Trust
John Hancock Collateral Trust*	1,708,869	$12,007,133	$88,693,489	$(83,622,826)	$4,017	$(2,007)	$257,861	—	$17,079,806
Core Bond Trust
72

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	10,798	—	$6,688,964	$(6,580,657)	$(378)	$(4)	$1,991	—	$107,925
High Yield Trust
John Hancock Collateral Trust*	918,086	$3,347,124	$30,695,708	$(24,866,090)	$363	$(1,018)	$75,593	—	$9,176,087
Investment Quality Bond Trust
John Hancock Collateral Trust*	15,318	—	$1,349,687	$(1,196,609)	$30	$(10)	$548	—	$153,098
Opportunistic Fixed Income Trust
John Hancock Collateral Trust*	—	$291,498	$1,078,959	$(1,370,447)	$121	$(131)	$1,333	—	—
Select Bond Trust
John Hancock Collateral Trust*	9,240,834	$195,160,389	$1,451,368,274	$(1,554,226,945)	$87,933	$(29,361)	$2,404,069	—	$92,360,290
Short Term Government Income Trust
John Hancock Collateral Trust	40,189	$484,928	$41,970,362	$(42,053,885)	$335	$(63)	$47,547	—	$401,677
Strategic Income Opportunities Trust
John Hancock Collateral Trust*	984,458	$8,306,745	$47,316,148	$(45,783,028)	$773	$(1,175)	$203,563	—	$9,839,463
Total Bond Market Trust
John Hancock Collateral Trust*	1,041,600	$4,633,816	$88,037,832	$(82,257,865)	$(2,902)	$(298)	$229,537	—	$10,410,583
Ultra Short Term Bond Trust
John Hancock Collateral Trust*	437,145	$1,046,684	$212,704,770	$(209,377,922)	$(4,194)	$(160)	$135,948	—	$4,369,178
*	Refer to the Securities lending note within Note 2 for details regarding this investment.
9.  Investment by affiliated funds
Certain investors in the portfolios are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the portfolios' net assets. At June 30, 2023, the following fund(s) had an affiliate ownership of 5% or more of the portfolios' net assets:
Portfolio	Affiliated Concentration
Core Bond Trust	55.2%
Select Bond Trust	90.2%
10.  Restricted securities
The portfolios may hold restricted securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at June 30, 2023:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
High Yield Trust
KCAD Holdings I, Ltd.	3-21-11	$1,353,651	165,553,563	—	—	165,553,563	0.0%[1]	$166
MWO Holdings LLC	8-30-16	438,156	445	—	—	445	0.0%[1]	2,768
New Cotai, Inc., Class B	4-12-13	0	3	—	—	3	0.0%	0
								$2,934
[1]	Less than 0.05%.
11.  LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate and these effects could be experienced until the permanent cessation of the majority of U.S. LIBOR rates in 2023. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
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LIBOR discontinuation risk, continued

The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR maturities, including some U.S. LIBOR maturities, on December 31, 2021, and ceased publishing the remaining and most liquid U.S. LIBOR maturities on June 30, 2023 on a representative basis. The 1-, 3- and 6-month USD LIBOR maturities will continue to be published based on a synthetic methodology through September 30, 2024 and are permitted to be used in all legacy contracts except cleared derivatives. It is expected that market participants have or will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. Additionally, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will adopt alternative rates such as SOFR or otherwise amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. Uncertainty and risk remain regarding the willingness and ability of issuers and lenders to include alternative rates and revised provisions in new and existing contracts or instruments. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
12.  New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
74

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement and Sub-Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 26 - 29, 2023 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 30 - June 1, 2023. The Board also receives information relating to the proposed continuation of the agreements noted above throughout the year on an on-going basis. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 26 - 29, 2023, the Board, including the Independent Trustees, reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisors (and sub-subadvisors) (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds in this report.
In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisors in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;
(b) the background, qualifications and skills of the Advisor’s personnel;
(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;

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Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f) the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to contract holders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a) reviewed information prepared by management regarding the Funds' performance;
(b) considered the comparative performance of each Fund’s respective benchmark;
(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d) took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile and/or the Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board considered steps the Advisor had taken or plans to take to address performance and concluded that such performance is being monitored and reasonably being addressed.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisors. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.
The Board took into account management’s discussion with respect to the overall management fee, the fees of each Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisors. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the
Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:
(a) reviewed financial information of the Advisor;
(b) reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;
(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;
(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e) considered fall out benefits to the Advisor, including (but not limited to), benefits to affiliates, such as that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract holders under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f) considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g) noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;
(h) noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;
(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j) noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arm’s length with respect to the unaffiliated Subadvisors;
(k) considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

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Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a) with respect to each Fund (except those discussed specifically below), considered that the Advisor has agreed to waive a portion of its management fee for such Fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years.
(The Funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Funds II and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.)
(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints; and
(c) the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreements
In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock group of funds);
(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds based on the median percentile;
(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisors.
Nature, extent, and quality of services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws.  The Board also took into account the financial condition of each Subadvisor.
The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.
In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.
Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group based on the median percentile and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each

77

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)	Each Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	Although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s respective benchmarks based on the median percentile, with the exceptions noted in Appendix A (with respect to such exceptions, the Board considered the steps the Subadvisor had taken or plans to take to address performance and concluded that performance is being monitored and reasonably being addressed);
(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, certain breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

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John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2022	Fees and Expenses	Comments
Active Bond Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-year period and outperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-year period.
The Board noted the Trust’s favorable performance relative to the benchmark index for the three-, five- and ten-year periods and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Core Bond Trust (Allspring Global Investments, LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the three- and ten-year periods and underperformed the peer group median for the one- and five-year periods.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the one- and five-year periods.
The Board noted the Trust’s favorable performance relative to the peer group median for the three- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
High Yield Trust (Western Asset Management Company, LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark Index for the year-to-date period ended May 31, 2023.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
79

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2022	Fees and Expenses	Comments
Investment Quality Bond Trust (Wellington Management Company LLP)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three- and five-year periods and outperformed the benchmark index for the ten-year period.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one, three- and five-year periods relative to the benchmark index and for the one-, three-, five- and ten-year periods relative to the peer group median including the impact of past and current market conditions on the Fund’s strategy and management’s outlook for the Trust.
The Board noted the Trust’s favorable performance relative to the benchmark index for the ten-year period.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended May 31, 2023.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Money Market Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-year period and outperformed the peer group median for the three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are equal to the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the one-year period.
The Board noted the Trust’s favorable performance relative to the peer group median for the three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are equal to the peer group median.
80

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2022	Fees and Expenses	Comments
Opportunistic Fixed Income Trust (Wellington Management Company LLP)	Benchmark Index – The Trust underperformed the benchmark index for the one- and ten-year periods and outperformed the benchmark index for the three- and five-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one- and ten-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the three- and five-year periods and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net management fees are lower than the peer group median.
Select Bond Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-year period, outperformed the peer group median for the three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the one-year period.
The Board noted the Trust’s favorable performance relative to the peer group median for the three, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses.
Short Term Government Income Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one- and three-year periods and underperformed the peer group median for the five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and for the five- and ten-year periods relative to the peer group median including the impact of past and current market conditions on the Fund’s strategy and management’s outlook for the Trust.
The Board noted the Trust’s favorable performance relative to the peer group median for the one- and three-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
81

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2022	Fees and Expenses	Comments
Strategic Income Opportunities Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three- five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board noted the Trust's favorable performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Total Bond Market Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are equal to the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one, three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted the Trust’s net management fees are equal to the peer group median and the net total expenses are lower than the peer group median.
Ultra Short Term Bond Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed peer group median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board took into account management’s discussion of the Trust’s expenses.
82

John Hancock Variable Insurance Trust
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including Active Bond Trust, Core Bond Trust, High Yield Trust, Investment Quality Bond Trust, Opportunistic Fixed Income Trust, Select Bond Trust, Short Term Government Income Trust, Strategic Income Opportunities Trust, Total Bond Market Trust, and Ultra Short Term Bond Trust, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). Each Fund’s subadvisor, Manulife Investment Management (US) LLC, Allspring Global Investments, LLC, Western Asset Management Company, LLC, and Wellington Management Company LLP, (each a Subadvisor) executes the day-to-day investment management and security-level activities of the Fund it manages in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions and assess liquidity risks; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing Russian invasion of Ukraine and related U.S. imposed sanctions on the Russian government, companies and oligarchs, and other amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications. In addition, the Committee monitors macro events and assesses their potential impact on liquidity brought on by fear of contagion (e.g. regional banking crisis).
The Committee provided the Board at a meeting held on March 28-30, 2023 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2022 through December 31, 2022, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination and daily monitoring; (5) Daily compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2022 and key initiatives for 2023.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.

83

John Hancock Variable Insurance Trust
For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at www.sec.gov.
PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at www.sec.gov.
QUARTERLY PORTFOLIO DISCLOSURE With the exception of Money Market Trust, all of each fund's holdings as of the end of the third month of every ﬁscal quarter are ﬁled with the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. For Money Market Trust, the portfolio reports certain information to the SEC monthly on Form N-MFP, including the fund’s portfolio holdings and other pricing information, which are made public immediately upon the report’s filing with the SEC. Each fund's Form N-PORT or Form N-MFP ﬁlings are available on the SEC’s website, www.sec.gov.
The report is certiﬁed under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to afﬁrm that, to the best of their knowledge, the information in their ﬁnancial reports is fairly and accurately stated in all material respects.
84

Information Control Center
P.O. Box 772
Boston, MA 02117-0772
More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison^
Grace K. Fey
Dean C. Garfield^
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#, President
Charles A. Rizzo, Chief Financial Officer
Salvatore Schiavone, Treasurer
Christopher (Kit) Sechler, Secretary and Chief Legal Officer
Trevor Swanberg, Chief Compliance Officer
†  Non-Independent Trustee
*  Member of the Audit Committee
^  Elected to serve as Independent Trustee effective as of September 9, 2022.
‡  Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
#  Effective June 29, 2023.
Investment advisor
John Hancock Variable Trust Advisers LLC
Principal distributor
John Hancock Distributors, LLC
JHTBA	6/30
8/23
1115017:0623

JOHN HANCOCK
Variable Insurance Trust
Managed Volatility Growth Portfolio
Managed Volatility Balanced Portfolio
Managed Volatility Moderate Portfolio
Managed Volatility Conservative Portfolio

Semiannual report
June 30, 2023

John Hancock Variable Insurance Trust
Semiannual report — Table of contents

Portfolio	Portfolio of investments
Managed Volatility Growth Portfolio	6
Managed Volatility Balanced Portfolio	7
Portfolio	Portfolio of investments
Managed Volatility Moderate Portfolio	8
Managed Volatility Conservative Portfolio	9

2

John Hancock Variable Insurance Trust
Sector weightings

Managed Volatility Growth Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	96.1
Equity	68.3
Large blend	31.4
U.S. large cap	16.6
Emerging-market equity	6.3
U.S. mid cap	6.1
U.S. small cap	4.3
International equity	3.6
Fixed income	27.8
Intermediate bond	27.8
Unaffiliated investment companies	2.5
Equity	2.5
Short-term investments and other	1.4
Managed Volatility Balanced Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	96.8
Equity	48.7
Large blend	22.5
U.S. large cap	13.3
Emerging-market equity	4.0
U.S. mid cap	4.0
U.S. small cap	2.9
International equity	2.0
Fixed income	48.1
Intermediate bond	48.1
Unaffiliated investment companies	2.0
Equity	2.0
Short-term investments and other	1.2
Managed Volatility Moderate Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	97.0
Equity	38.7
Large blend	18.4
U.S. large cap	11.7
Emerging-market equity	2.9
U.S. mid cap	2.9
U.S. small cap	1.9
International equity	0.9
Fixed income	58.3
Intermediate bond	58.3
Unaffiliated investment companies	1.9
Equity	1.9
Short-term investments and other	1.1
Managed Volatility Conservative Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	98.0
Equity	19.4
Large blend	9.2
U.S. large cap	6.4
U.S. mid cap	1.4
Emerging-market equity	1.3
U.S. small cap	1.1
Fixed income	78.6
Intermediate bond	78.6
Unaffiliated investment companies	0.8
Equity	0.8
Short-term investments and other	1.2

Notes about risk
The portfolios may be subject to various risks as described in the portfolios’ prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures,which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance. For more information, please refer to the “Principal risks” section of the prospectus.
3

John Hancock Variable Insurance Trust
Shareholder expense example

As a shareholder of a John Hancock Variable Insurance Trust Managed Volatility Portfolio, you incur ongoing costs, including management fees, distribution and service (Rule 12b-1) fees and other expenses. In addition to the operating expenses which the portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the portfolio invests. Because the underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2023 through June 30, 2023).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Account value on 1-1-2023	Ending value on 6-30-2023	Expenses paid during period ended 6-30-2023[1]	Annualized expense ratio[2]
Managed Volatility Growth Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,075.10	$0.93	0.18%
	Hypothetical example	1,000.00	1,023.90	0.90	0.18%
Series II	Actual expenses/actual returns	1,000.00	1,074.50	1.95	0.38%
	Hypothetical example	1,000.00	1,022.90	1.91	0.38%
Series NAV	Actual expenses/actual returns	1,000.00	1,075.90	0.67	0.13%
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%
Managed Volatility Balanced Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,064.10	$0.92	0.18%
	Hypothetical example	1,000.00	1,023.90	0.90	0.18%
Series II	Actual expenses/actual returns	1,000.00	1,062.60	1.94	0.38%
	Hypothetical example	1,000.00	1,022.90	1.91	0.38%
Series NAV	Actual expenses/actual returns	1,000.00	1,063.80	0.67	0.13%
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%
Managed Volatility Moderate Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,056.20	$0.92	0.18%
	Hypothetical example	1,000.00	1,023.90	0.90	0.18%
Series II	Actual expenses/actual returns	1,000.00	1,055.70	1.94	0.38%
	Hypothetical example	1,000.00	1,022.90	1.91	0.38%
Series NAV	Actual expenses/actual returns	1,000.00	1,056.10	0.66	0.13%
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%
4

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 1-1-2023	Ending value on 6-30-2023	Expenses paid during period ended 6-30-2023[1]	Annualized expense ratio[2]
Managed Volatility Conservative Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,031.10	$0.96	0.19%
	Hypothetical example	1,000.00	1,023.90	0.95	0.19%
Series II	Actual expenses/actual returns	1,000.00	1,029.30	1.96	0.39%
	Hypothetical example	1,000.00	1,022.90	1.96	0.39%
Series NAV	Actual expenses/actual returns	1,000.00	1,032.10	0.71	0.14%
	Hypothetical example	1,000.00	1,024.10	0.70	0.14%
[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
5

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Managed Volatility Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 96.1%
Equity - 68.3%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	9,548,056	$233,927,375
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	25,422,262	230,325,698
Equity Income, Series NAV, JHVIT (T. Rowe Price)	22,798,472	322,826,366
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	6,007,463	385,138,445
Mid Cap Growth, Series NAV, JHVIT (Wellington)	10,872,941	95,029,506
Mid Value, Series NAV, JHVIT (T. Rowe Price)	11,378,529	121,977,828
Multifactor Developed International ETF, JHETF (DFA)	6,565,716	204,193,768
Multifactor Emerging Markets ETF, JHETF (DFA)	4,999,478	123,637,091
Multifactor Mid Cap ETF, JHETF (DFA)	2,619,225	130,149,290
Multifactor Small Cap ETF, JHETF (DFA)	3,646,210	122,002,187
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	2,797,804	38,805,543
Small Cap Value, Series NAV, JHVIT (Wellington)	5,541,397	76,914,591
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	102,307,053	1,772,981,220
		3,857,908,908
Fixed income - 27.8%
Bond, Class NAV, JHSB (MIM US) (B)	29,954,324	402,286,568
Core Bond, Series NAV, JHVIT (Allspring Investments)	12,398,956	139,488,250
Select Bond, Series NAV, JHVIT (MIM US) (B)	87,524,153	1,029,284,039
		1,571,058,857
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,609,121,589)		$5,428,967,765
Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES - 2.5%
Equity - 2.5%
Fidelity 500 Index Fund	679,114	$105,269,406
Fidelity International Index Fund	831,902	38,400,616
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $126,403,463)		$143,670,022
SHORT-TERM INVESTMENTS - 1.0%
Short-term funds - 1.0%
John Hancock Collateral Trust, 5.1773% (D)(E)	5,532,732	55,298,547
TOTAL SHORT-TERM INVESTMENTS (Cost $55,307,024)		$55,298,547
Total Investments (Managed Volatility Growth Portfolio) (Cost $5,790,832,076) - 99.6%		$5,627,936,334
Other assets and liabilities, net - 0.4%		22,040,575
TOTAL NET ASSETS - 100.0%		$5,649,976,909
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 6-30-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	253	Long	Sep 2023	$34,626,735	$34,638,863	$12,128
Euro STOXX 50 Index Futures	730	Long	Sep 2023	34,687,705	35,264,431	576,726
FTSE 100 Index Futures	132	Long	Sep 2023	12,609,824	12,642,564	32,740
Japanese Yen Currency Futures	181	Long	Sep 2023	16,075,738	15,865,646	(210,092)
MSCI Emerging Markets Index Futures	860	Long	Sep 2023	43,247,203	42,909,700	(337,503)
Nikkei 225 Index Futures	69	Long	Sep 2023	15,785,651	15,985,793	200,142
Pound Sterling Currency Futures	157	Long	Sep 2023	12,452,771	12,460,894	8,123
Russell 2000 E-Mini Index Futures	196	Long	Sep 2023	18,426,533	18,656,260	229,727
S&P 500 E-Mini Index Futures	907	Long	Sep 2023	199,793,236	203,542,138	3,748,902
S&P Mid 400 E-Mini Index Futures	145	Long	Sep 2023	37,610,688	38,339,450	728,762
						$4,989,655

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Managed Volatility Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 96.8%
Equity - 48.7%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	6,041,634	$148,020,045
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	12,434,511	112,656,665
Equity Income, Series NAV, JHVIT (T. Rowe Price)	14,686,268	207,957,554
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,470,078	222,466,726
Mid Cap Growth, Series NAV, JHVIT (Wellington)	4,673,168	40,843,488
Mid Value, Series NAV, JHVIT (T. Rowe Price)	5,399,057	57,877,886
Multifactor Developed International ETF, JHETF (DFA)	2,801,514	87,127,085
Multifactor Emerging Markets ETF, JHETF (DFA)	2,480,470	61,342,023
Multifactor Mid Cap ETF, JHETF (DFA)	1,463,742	72,733,340
Multifactor Small Cap ETF, JHETF (DFA)	1,699,747	56,873,535
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	1,542,841	21,399,210
Small Cap Value, Series NAV, JHVIT (Wellington)	3,532,724	49,034,203
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	56,298,514	975,653,254
		2,113,985,014
Fixed income - 48.1%
Bond, Class NAV, JHSB (MIM US) (B)	39,998,639	537,181,727
Core Bond, Series NAV, JHVIT (Allspring Investments)	16,521,784	185,870,071
Select Bond, Series NAV, JHVIT (MIM US) (B)	116,231,780	1,366,885,732
		2,089,937,530
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,485,264,224)		$4,203,922,544
Managed Volatility Balanced Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES - 2.0%
Equity - 2.0%
Fidelity 500 Index Fund	559,858	$86,783,533
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $76,436,220)		$86,783,533
SHORT-TERM INVESTMENTS - 0.9%
Short-term funds - 0.9%
John Hancock Collateral Trust, 5.1773% (D)(E)	3,667,535	36,656,274
TOTAL SHORT-TERM INVESTMENTS (Cost $36,661,196)		$36,656,274
Total Investments (Managed Volatility Balanced Portfolio) (Cost $4,598,361,640) - 99.7%		$4,327,362,351
Other assets and liabilities, net - 0.3%		14,849,304
TOTAL NET ASSETS - 100.0%		$4,342,211,655
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 6-30-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	126	Long	Sep 2023	$17,064,416	$17,250,899	$186,483
Euro STOXX 50 Index Futures	369	Long	Sep 2023	17,480,191	17,825,445	345,254
FTSE 100 Index Futures	63	Long	Sep 2023	6,050,026	6,033,951	(16,075)
Japanese Yen Currency Futures	87	Long	Sep 2023	7,863,617	7,626,094	(237,523)
MSCI Emerging Markets Index Futures	416	Long	Sep 2023	20,913,438	20,756,320	(157,118)
Nikkei 225 Index Futures	33	Long	Sep 2023	7,440,036	7,645,379	205,343
Pound Sterling Currency Futures	76	Long	Sep 2023	5,962,947	6,032,025	69,078
Russell 2000 E-Mini Index Futures	108	Long	Sep 2023	10,137,614	10,279,980	142,366
S&P 500 E-Mini Index Futures	528	Long	Sep 2023	115,040,792	118,489,800	3,449,008
S&P Mid 400 E-Mini Index Futures	79	Long	Sep 2023	20,265,787	20,888,390	622,603
						$4,609,419

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Managed Volatility Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.0%
Equity - 38.7%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	1,435,671	$35,173,946
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,663,180	24,128,413
Equity Income, Series NAV, JHVIT (T. Rowe Price)	3,683,784	52,162,376
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	802,761	51,464,985
Mid Cap Growth, Series NAV, JHVIT (Wellington)	1,264,198	11,049,090
Mid Value, Series NAV, JHVIT (T. Rowe Price)	1,336,853	14,331,069
Multifactor Developed International ETF, JHETF (DFA)	349,109	10,857,290
Multifactor Emerging Markets ETF, JHETF (DFA)	427,486	10,571,729
Multifactor Mid Cap ETF, JHETF (DFA)	182,952	9,090,885
Multifactor Small Cap ETF, JHETF (DFA)	224,920	7,525,823
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	358,747	4,975,815
Small Cap Value, Series NAV, JHVIT (Wellington)	749,175	10,398,545
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	12,622,558	218,748,929
		460,478,895
Fixed income - 58.3%
Bond, Class NAV, JHSB (MIM US) (B)	13,237,475	177,779,294
Core Bond, Series NAV, JHVIT (Allspring Investments)	5,490,149	61,764,176
Select Bond, Series NAV, JHVIT (MIM US) (B)	38,585,223	453,762,223
		693,305,693
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,258,633,770)		$1,153,784,588
Managed Volatility Moderate Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES - 1.9%
Equity - 1.9%
Fidelity 500 Index Fund	149,015	$23,098,783
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $19,976,433)		$23,098,783
SHORT-TERM INVESTMENTS - 0.8%
Short-term funds - 0.8%
John Hancock Collateral Trust, 5.1773% (D)(E)	951,126	9,506,312
TOTAL SHORT-TERM INVESTMENTS (Cost $9,508,279)		$9,506,312
Total Investments (Managed Volatility Moderate Portfolio) (Cost $1,288,118,482) - 99.7%		$1,186,389,683
Other assets and liabilities, net - 0.3%		3,233,549
TOTAL NET ASSETS - 100.0%		$1,189,623,232
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 6-30-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	26	Long	Sep 2023	$3,522,708	$3,559,719	$37,011
Euro STOXX 50 Index Futures	75	Long	Sep 2023	3,560,148	3,623,058	62,910
FTSE 100 Index Futures	12	Long	Sep 2023	1,156,343	1,149,324	(7,019)
Japanese Yen Currency Futures	17	Long	Sep 2023	1,536,949	1,490,156	(46,793)
MSCI Emerging Markets Index Futures	81	Long	Sep 2023	4,089,561	4,041,495	(48,066)
Nikkei 225 Index Futures	6	Long	Sep 2023	1,359,517	1,390,069	30,552
Pound Sterling Currency Futures	15	Long	Sep 2023	1,178,359	1,190,531	12,172
Russell 2000 E-Mini Index Futures	21	Long	Sep 2023	1,983,365	1,998,885	15,520
S&P 500 E-Mini Index Futures	120	Long	Sep 2023	26,201,136	26,929,500	728,364
S&P Mid 400 E-Mini Index Futures	15	Long	Sep 2023	3,869,375	3,966,150	96,775
						$881,426

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Managed Volatility Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.0%
Equity - 19.4%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	413,503	$10,130,826
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	644,142	5,835,926
Equity Income, Series NAV, JHVIT (T. Rowe Price)	1,158,187	16,399,932
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	215,619	13,823,304
Multifactor Emerging Markets ETF, JHETF (DFA)	100,555	2,486,725
Multifactor Mid Cap ETF, JHETF (DFA)	181,249	9,006,263
Multifactor Small Cap ETF, JHETF (DFA)	213,230	7,134,676
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	3,374,897	58,486,973
		123,304,625
Fixed income - 78.6%
Bond, Class NAV, JHSB (MIM US) (B)	9,587,454	128,759,514
Core Bond, Series NAV, JHVIT (Allspring Investments)	3,962,001	44,572,514
Select Bond, Series NAV, JHVIT (MIM US) (B)	27,867,334	327,719,845
		501,051,873
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $695,585,860)		$624,356,498
UNAFFILIATED INVESTMENT COMPANIES - 0.8%
Equity - 0.8%
Fidelity 500 Index Fund	34,507	5,348,880
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $4,732,162)		$5,348,880
Managed Volatility Conservative Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.0%
Short-term funds - 1.0%
John Hancock Collateral Trust, 5.1773% (C)(D)	618,628	$6,183,061
TOTAL SHORT-TERM INVESTMENTS (Cost $6,183,865)		$6,183,061
Total Investments (Managed Volatility Conservative Portfolio) (Cost $706,501,887) - 99.8%		$635,888,439
Other assets and liabilities, net - 0.2%		1,396,023
TOTAL NET ASSETS - 100.0%		$637,284,462
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	2	Short	Sep 2023	$(273,895)	$(273,825)	$70
Euro STOXX 50 Index Futures	5	Short	Sep 2023	(235,311)	(241,537)	(6,226)
FTSE 100 Index Futures	1	Short	Sep 2023	(94,849)	(95,777)	(928)
Japanese Yen Currency Futures	2	Short	Sep 2023	(177,789)	(175,253)	2,536
MSCI Emerging Markets Index Futures	6	Short	Sep 2023	(298,246)	(299,370)	(1,124)
Nikkei 225 Index Futures	1	Short	Sep 2023	(222,270)	(231,678)	(9,408)
Pound Sterling Currency Futures	1	Short	Sep 2023	(79,429)	(79,369)	60
Russell 2000 E-Mini Index Futures	2	Short	Sep 2023	(184,765)	(190,370)	(5,605)
S&P 500 E-Mini Index Futures	9	Short	Sep 2023	(1,975,699)	(2,019,713)	(44,014)
S&P Mid 400 E-Mini Index Futures	2	Short	Sep 2023	(512,016)	(528,820)	(16,804)
						$(81,443)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Investment companies
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Dimensional Fund Advisors, LP	(DFA)
Manulife Investment Management (US) LLC	(MIM US)
Redwood Investments, LLC	(Redwood)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2023 (unaudited)

Assets	Managed Volatility Growth Portfolio	Managed Volatility Balanced Portfolio	Managed Volatility Moderate Portfolio	Managed Volatility Conservative Portfolio
Unaffiliated investments, at value	$143,670,022	$86,783,533	$23,098,783	$5,348,880
Affiliated investments, at value	5,484,266,312	4,240,578,818	1,163,290,900	630,539,559
Total investments, at value	5,627,936,334	4,327,362,351	1,186,389,683	635,888,439
Receivable for futures variation margin	3,902,191	—	464,018	—
Foreign currency, at value	3,967,586	2,837,404	530,660	415,388
Collateral held at broker for futures contracts	20,410,000	19,840,000	2,372,000	1,078,000
Dividends and interest receivable	1,689,694	2,099,084	686,387	490,971
Receivable for investments sold	1,437,018	814,599	790,816	578,324
Other assets	265,365	209,140	60,870	35,143
Total assets	5,659,608,188	4,353,162,578	1,191,294,434	638,486,265
Liabilities
Payable for futures variation margin	—	5,381,747	—	35,300
Due to custodian	—	—	—	1,008
Payable for investments purchased	7,942,692	4,563,556	809,174	509,267
Payable for fund shares repurchased	1,417,808	784,383	783,459	601,295
Payable to affiliates
Accounting and legal services fees	164,205	125,574	33,874	18,247
Trustees' fees	112	188	133	101
Other liabilities and accrued expenses	106,462	95,475	44,562	36,585
Total liabilities	9,631,279	10,950,923	1,671,202	1,201,803
Net assets	$5,649,976,909	$4,342,211,655	$1,189,623,232	$637,284,462
Net assets consist of
Paid-in capital	$5,426,846,851	$4,437,121,677	$1,261,765,651	$723,671,451
Total distributable earnings (loss)	223,130,058	(94,910,022)	(72,142,419)	(86,386,989)
Net assets	$5,649,976,909	$4,342,211,655	$1,189,623,232	$637,284,462
Unaffiliated investments, at cost	$126,403,463	$76,436,220	$19,976,433	$4,732,162
Affiliated investments, at cost	$5,664,428,613	$4,521,925,420	$1,268,142,049	$701,769,725
Foreign currency, at cost	$3,984,102	$2,862,927	$531,433	$412,212
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$454,543,123	$359,792,096	$145,651,948	$107,119,363
Shares outstanding	39,181,167	33,839,253	14,355,994	10,772,888
Net asset value, offering price and redemption price per share	$11.60	$10.63	$10.15	$9.94
Series II
Net assets	$4,262,415,839	$2,937,451,339	$922,935,012	$477,307,309
Shares outstanding	369,428,246	278,858,837	91,874,142	48,482,276
Net asset value, offering price and redemption price per share	$11.54	$10.53	$10.05	$9.84
Series NAV
Net assets	$933,017,947	$1,044,968,220	$121,036,272	$52,857,790
Shares outstanding	80,254,209	97,920,590	11,910,358	5,298,909
Net asset value, offering price and redemption price per share	$11.63	$10.67	$10.16	$9.98
The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2023 (unaudited)

Investment income	Managed Volatility Growth Portfolio	Managed Volatility Balanced Portfolio	Managed Volatility Moderate Portfolio	Managed Volatility Conservative Portfolio
Dividends from affiliated investments	$17,172,969	$15,499,721	$4,444,286	$2,936,926
Interest	1,766,992	973,037	241,689	154,221
Dividends from unaffiliated investments	385,659	318,989	85,783	20,437
Less foreign taxes withheld	(40,677)	(9,599)	(2,461)	(797)
Total investment income	19,284,943	16,782,148	4,769,297	3,110,787
Expenses
Investment management fees	5,346,216	3,852,645	1,003,766	555,648
Distribution and service fees	5,380,618	3,757,953	1,197,047	636,442
Accounting and legal services fees	477,535	370,928	102,366	55,727
Trustees' fees	68,689	53,526	14,950	8,155
Custodian fees	18,229	18,183	18,182	18,169
Printing and postage	54,108	49,582	19,000	14,492
Professional fees	63,119	52,992	26,492	21,816
Other	114,755	84,451	24,889	17,529
Total expenses	11,523,269	8,240,260	2,406,692	1,327,978
Less expense reductions	(2,481,335)	(1,772,756)	(454,300)	(245,216)
Net expenses	9,041,934	6,467,504	1,952,392	1,082,762
Net investment income	10,243,009	10,314,644	2,816,905	2,028,025
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	1,408,676	2,868,507	886,460	206,192
Affiliated investments	(46,440,598)	(31,453,201)	(10,523,088)	(8,064,333)
Futures contracts	(71,017,073)	(33,794,333)	(8,394,822)	(6,913,448)
	(116,048,995)	(62,379,027)	(18,031,450)	(14,771,589)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	18,727,331	10,152,916	2,621,835	622,730
Affiliated investments	533,603,607	331,463,768	83,332,247	35,108,632
Futures contracts	(43,397,353)	(22,938,614)	(5,921,230)	(3,294,710)
	508,933,585	318,678,070	80,032,852	32,436,652
Net realized and unrealized gain (loss)	392,884,590	256,299,043	62,001,402	17,665,063
Increase in net assets from operations	$403,127,599	$266,613,687	$64,818,307	$19,693,088
The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Managed Volatility Growth Portfolio		Managed Volatility Balanced Portfolio		Managed Volatility Moderate Portfolio
	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22
Increase (decrease) in net assets
From operations
Net investment income	$10,243,009	$91,070,770	$10,314,644	$90,089,637	$2,816,905	$27,257,650
Net realized gain (loss)	(116,048,995)	624,831,973	(62,379,027)	314,326,649	(18,031,450)	70,856,917
Change in net unrealized appreciation (depreciation)	508,933,585	(1,781,532,434)	318,678,070	(1,249,517,918)	80,032,852	(333,664,771)
Increase (decrease) in net assets resulting from operations	403,127,599	(1,065,629,691)	266,613,687	(845,101,632)	64,818,307	(235,550,204)
Distributions to shareholders
From earnings
Series I	—	(20,688,808)	—	(21,054,525)	—	(9,278,308)
Series II	—	(188,720,320)	—	(168,108,762)	—	(56,172,680)
Series NAV	—	(41,176,056)	—	(59,310,423)	—	(7,064,870)
Total distributions	—	(250,585,184)	—	(248,473,710)	—	(72,515,858)
From portfolio share transactions
Portfolio share transactions	(339,680,002)	(391,915,950)	(272,128,559)	(294,196,264)	(88,952,458)	(93,298,506)
Total increase (decrease)	63,447,597	(1,708,130,825)	(5,514,872)	(1,387,771,606)	(24,134,151)	(401,364,568)
Net assets
Beginning of period	5,586,529,312	7,294,660,137	4,347,726,527	5,735,498,133	1,213,757,383	1,615,121,951
End of period	$5,649,976,909	$5,586,529,312	$4,342,211,655	$4,347,726,527	$1,189,623,232	$1,213,757,383
	Managed Volatility Conservative Portfolio
	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22
Increase (decrease) in net assets
From operations
Net investment income	$2,028,025	$17,668,894
Net realized gain (loss)	(14,771,589)	11,488,796
Change in net unrealized appreciation (depreciation)	32,436,652	(156,894,826)
Increase (decrease) in net assets resulting from operations	19,693,088	(127,737,136)
Distributions to shareholders
From earnings
Series I	—	(3,234,492)
Series II	—	(13,926,746)
Series NAV	—	(1,581,162)
Total distributions	—	(18,742,400)
From portfolio share transactions
Portfolio share transactions	(43,188,249)	(82,479,687)
Total increase (decrease)	(23,495,161)	(228,959,223)
Net assets
Beginning of period	660,779,623	889,738,846
End of period	$637,284,462	$660,779,623
The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Managed Volatility Growth Portfolio
Series I
06-30-2023[5]	10.79	0.03	0.78	0.81	—	—	—	11.60	7.51[6]	0.27[7]	0.18[7]	0.51[7]	455	3
12-31-2022	13.28	0.19	(2.17)	(1.98)	(0.20)	(0.31)	(0.51)	10.79	(14.86)	0.27	0.18	1.64	450	14
12-31-2021	12.03	0.21	1.33	1.54	(0.21)	(0.08)	(0.29)	13.28	12.82	0.25	0.16	1.64	589	12[8]
12-31-2020	13.28	0.21	(0.46)	(0.25)	(0.24)	(0.76)	(1.00)	12.03	(1.42)	0.28	0.15	1.75	545	13
12-31-2019	12.20	0.24	2.06	2.30	(0.21)	(1.01)	(1.22)	13.28	19.56	0.27	0.13	1.85	627	8
12-31-2018	14.55	0.24	(1.08)	(0.84)	(0.23)	(1.28)	(1.51)	12.20	(6.54)	0.15	0.10	1.67	591	37
Series II
06-30-2023[5]	10.74	0.02	0.78	0.80	—	—	—	11.54	7.45[6]	0.47[7]	0.38[7]	0.31[7]	4,262	3
12-31-2022	13.22	0.17	(2.16)	(1.99)	(0.18)	(0.31)	(0.49)	10.74	(15.03)	0.47	0.38	1.43	4,246	14
12-31-2021	11.98	0.18	1.33	1.51	(0.19)	(0.08)	(0.27)	13.22	12.58	0.45	0.36	1.37	5,630	12[8]
12-31-2020	13.23	0.18	(0.46)	(0.28)	(0.21)	(0.76)	(0.97)	11.98	(1.60)	0.48	0.35	1.53	5,886	13
12-31-2019	12.16	0.21	2.06	2.27	(0.19)	(1.01)	(1.20)	13.23	19.32	0.47	0.33	1.64	7,116	8
12-31-2018	14.51	0.21	(1.07)	(0.86)	(0.21)	(1.28)	(1.49)	12.16	(6.70)	0.35	0.30	1.45	6,931	37
Series NAV
06-30-2023[5]	10.81	0.03	0.79	0.82	—	—	—	11.63	7.59[6]	0.22[7]	0.13[7]	0.57[7]	933	3
12-31-2022	13.30	0.20	(2.17)	(1.97)	(0.21)	(0.31)	(0.52)	10.81	(14.79)	0.22	0.13	1.72	891	14
12-31-2021	12.05	0.23	1.32	1.55	(0.22)	(0.08)	(0.30)	13.30	12.85	0.20	0.11	1.80	1,075	12[8]
12-31-2020	13.30	0.22	(0.47)	(0.25)	(0.24)	(0.76)	(1.00)	12.05	(1.37)	0.23	0.10	1.85	769	13
12-31-2019	12.21	0.26	2.06	2.32	(0.22)	(1.01)	(1.23)	13.30	19.68	0.22	0.08	1.95	817	8
12-31-2018	14.57	0.25	(1.09)	(0.84)	(0.24)	(1.28)	(1.52)	12.21	(6.55)	0.10	0.05	1.76	703	37
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Six months ended 6-30-23. Unaudited. 6. Not annualized. 7. Annualized. 8. Excludes merger activity.
Managed Volatility Balanced Portfolio
Series I
06-30-2023[5]	9.99	0.03	0.61	0.64	—	—	—	10.63	6.41[6]	0.26[7]	0.18[7]	0.60[7]	360	2
12-31-2022	12.48	0.22	(2.11)	(1.89)	(0.23)	(0.37)	(0.60)	9.99	(15.08)	0.25	0.17	2.01	360	11
12-31-2021	11.66	0.23	0.91	1.14	(0.25)	(0.07)	(0.32)	12.48	9.76	0.24	0.15	1.89	476	11
12-31-2020	12.41	0.25	(0.07)	0.18	(0.27)	(0.66)	(0.93)	11.66	1.81	0.26	0.15	2.11	498	12
12-31-2019	11.23	0.25	1.73	1.98	(0.23)	(0.57)	(0.80)	12.41	17.92	0.26	0.13	2.07	556	8
12-31-2018	12.96	0.25	(0.82)	(0.57)	(0.25)	(0.91)	(1.16)	11.23	(4.89)	0.15	0.10	1.95	531	36
Series II
06-30-2023[5]	9.91	0.02	0.60	0.62	—	—	—	10.53	6.26[6]	0.46[7]	0.38[7]	0.40[7]	2,937	2
12-31-2022	12.38	0.20	(2.09)	(1.89)	(0.21)	(0.37)	(0.58)	9.91	(15.22)	0.45	0.37	1.79	2,969	11
12-31-2021	11.57	0.20	0.90	1.10	(0.22)	(0.07)	(0.29)	12.38	9.54	0.44	0.35	1.66	3,991	11
12-31-2020	12.33	0.22	(0.08)	0.14	(0.24)	(0.66)	(0.90)	11.57	1.55	0.46	0.35	1.89	4,288	12
12-31-2019	11.16	0.22	1.72	1.94	(0.20)	(0.57)	(0.77)	12.33	17.73	0.46	0.33	1.86	4,957	8
12-31-2018	12.89	0.22	(0.82)	(0.60)	(0.22)	(0.91)	(1.13)	11.16	(5.04)	0.35	0.30	1.73	4,900	36
Series NAV
06-30-2023[5]	10.03	0.03	0.61	0.64	—	—	—	10.67	6.38[6]	0.21[7]	0.13[7]	0.65[7]	1,045	2
12-31-2022	12.52	0.23	(2.11)	(1.88)	(0.24)	(0.37)	(0.61)	10.03	(14.98)	0.20	0.12	2.08	1,019	11
12-31-2021	11.69	0.24	0.91	1.15	(0.25)	(0.07)	(0.32)	12.52	9.88	0.19	0.10	1.97	1,269	11
12-31-2020	12.45	0.26	(0.09)	0.17	(0.27)	(0.66)	(0.93)	11.69	1.77	0.21	0.10	2.20	1,217	12
12-31-2019	11.26	0.26	1.73	1.99	(0.23)	(0.57)	(0.80)	12.45	18.02	0.21	0.08	2.16	1,261	8
12-31-2018	12.99	0.26	(0.83)	(0.57)	(0.25)	(0.91)	(1.16)	11.26	(4.82)	0.10	0.05	2.04	1,133	36
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Six months ended 6-30-23. Unaudited. 6. Not annualized. 7. Annualized.
The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Managed Volatility Moderate Portfolio
Series I
06-30-2023[5]	9.61	0.03	0.51	0.54	—	—	—	10.15	5.62[6]	0.25[7]	0.18[7]	0.62[7]	146	2
12-31-2022	12.01	0.23	(2.03)	(1.80)	(0.24)	(0.36)	(0.60)	9.61	(14.87)	0.25	0.17	2.19	153	10
12-31-2021	11.44	0.24	0.66	0.90	(0.25)	(0.08)	(0.33)	12.01	7.90	0.24	0.15	2.02	196	10
12-31-2020	11.94	0.26	0.10	0.36	(0.28)	(0.58)	(0.86)	11.44	3.31	0.25	0.14	2.29	208	11
12-31-2019	10.84	0.26	1.53	1.79	(0.24)	(0.45)	(0.69)	11.94	16.72	0.25	0.13	2.18	234	8
12-31-2018	12.33	0.26	(0.71)	(0.45)	(0.26)	(0.78)	(1.04)	10.84	(3.99)	0.14	0.09	2.12	230	35
Series II
06-30-2023[5]	9.52	0.02	0.51	0.53	—	—	—	10.05	5.57[6]	0.45[7]	0.38[7]	0.42[7]	923	2
12-31-2022	11.91	0.21	(2.02)	(1.81)	(0.22)	(0.36)	(0.58)	9.52	(15.10)	0.45	0.37	1.95	945	10
12-31-2021	11.34	0.22	0.66	0.88	(0.23)	(0.08)	(0.31)	11.91	7.76	0.44	0.35	1.82	1,277	10
12-31-2020	11.85	0.23	0.10	0.33	(0.26)	(0.58)	(0.84)	11.34	3.05	0.45	0.34	2.06	1,379	11
12-31-2019	10.77	0.23	1.52	1.75	(0.22)	(0.45)	(0.67)	11.85	16.43	0.45	0.33	1.97	1,552	8
12-31-2018	12.25	0.23	(0.69)	(0.46)	(0.24)	(0.78)	(1.02)	10.77	(4.12)	0.34	0.29	1.89	1,557	35
Series NAV
06-30-2023[5]	9.62	0.03	0.51	0.54	—	—	—	10.16	5.61[6]	0.20[7]	0.13[7]	0.67[7]	121	2
12-31-2022	12.03	0.24	(2.04)	(1.80)	(0.25)	(0.36)	(0.61)	9.62	(14.89)	0.20	0.12	2.27	116	10
12-31-2021	11.45	0.25	0.67	0.92	(0.26)	(0.08)	(0.34)	12.03	8.03	0.19	0.10	2.12	142	10
12-31-2020	11.96	0.27	0.08	0.35	(0.28)	(0.58)	(0.86)	11.45	3.27	0.20	0.09	2.38	139	11
12-31-2019	10.85	0.27	1.54	1.81	(0.25)	(0.45)	(0.70)	11.96	16.85	0.20	0.08	2.29	137	8
12-31-2018	12.34	0.26	(0.70)	(0.44)	(0.27)	(0.78)	(1.05)	10.85	(3.94)	0.09	0.04	2.15	119	35
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Six months ended 6-30-23. Unaudited. 6. Not annualized. 7. Annualized.
Managed Volatility Conservative Portfolio
Series I
06-30-2023[5]	9.64	0.04	0.26	0.30	—	—	—	9.94	3.11[6]	0.26[7]	0.19[7]	0.77[7]	107	1
12-31-2022	11.66	0.26	(1.99)	(1.73)	(0.28)	(0.01)	(0.29)	9.64	(14.80)	0.25	0.18	2.53	109	8
12-31-2021	11.62	0.28	0.12	0.40	(0.29)	(0.07)	(0.36)	11.66	3.48	0.25	0.16	2.33	145	7
12-31-2020	11.75	0.30	0.09	0.39	(0.33)	(0.19)	(0.52)	11.62	3.39	0.26	0.14	2.57	154	10
12-31-2019	10.61	0.29	1.13	1.42	(0.26)	(0.02)	(0.28)	11.75	13.38	0.25	0.14	2.50	166	8
12-31-2018	11.48	0.27	(0.51)	(0.24)	(0.28)	(0.35)	(0.63)	10.61	(2.18)	0.15	0.09	2.43	155	34
Series II
06-30-2023[5]	9.56	0.03	0.25	0.28	—	—	—	9.84	2.93[6]	0.46[7]	0.39[7]	0.57[7]	477	1
12-31-2022	11.56	0.24	(1.97)	(1.73)	(0.26)	(0.01)	(0.27)	9.56	(14.93)	0.45	0.38	2.31	499	8
12-31-2021	11.52	0.25	0.13	0.38	(0.27)	(0.07)	(0.34)	11.56	3.31	0.45	0.36	2.10	683	7
12-31-2020	11.66	0.27	0.09	0.36	(0.31)	(0.19)	(0.50)	11.52	3.13	0.46	0.34	2.36	794	10
12-31-2019	10.53	0.25	1.14	1.39	(0.24)	(0.02)	(0.26)	11.66	13.18	0.45	0.34	2.23	888	8
12-31-2018	11.40	0.25	(0.52)	(0.27)	(0.25)	(0.35)	(0.60)	10.53	(2.39)	0.35	0.29	2.19	908	34
Series NAV
06-30-2023[5]	9.67	0.04	0.27	0.31	—	—	—	9.98	3.21[6]	0.21[7]	0.14[7]	0.82[7]	53	1
12-31-2022	11.69	0.28	(2.00)	(1.72)	(0.29)	(0.01)	(0.30)	9.67	(14.72)	0.20	0.13	2.67	53	8
12-31-2021	11.65	0.29	0.12	0.41	(0.30)	(0.07)	(0.37)	11.69	3.52	0.20	0.11	2.44	62	7
12-31-2020	11.78	0.31	0.09	0.40	(0.34)	(0.19)	(0.53)	11.65	3.43	0.21	0.09	2.71	59	10
12-31-2019	10.64	0.29	1.14	1.43	(0.27)	(0.02)	(0.29)	11.78	13.50	0.20	0.09	2.55	56	8
12-31-2018	11.51	0.27	(0.51)	(0.24)	(0.28)	(0.35)	(0.63)	10.64	(2.21)	0.10	0.04	2.42	51	34
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Six months ended 6-30-23. Unaudited. 6. Not annualized. 7. Annualized.
The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Notes to financial statements (unaudited)

1.  Organization
John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, four of which are presented in this report (collectively, Managed Volatility Portfolios, or the portfolios and individually, the portfolio).  The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares: Series I, Series II, and Series NAV. The shares currently offered by each portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
The investment objectives of the portfolios are as follows:
Managed Volatility Growth Portfolio
To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Balanced Portfolio
To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Moderate Portfolio
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Conservative Portfolio
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-344-1029 or visiting jhannuities.com. The underlying funds are not covered by this report.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor's Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment
15

Significant accounting policies, continued

speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of June 30, 2023, by major security category or type:
	Total value at 6-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Volatility Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,428,967,765	$5,428,967,765	—	—
Unaffiliated investment companies	143,670,022	143,670,022	—	—
Short-term investments	55,298,547	55,298,547	—	—
Total investments in securities	$5,627,936,334	$5,627,936,334	—	—
Derivatives:
Assets
Futures	$5,537,250	$5,537,250	—	—
Liabilities
Futures	(547,595)	(547,595)	—	—

Managed Volatility Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$4,203,922,544	$4,203,922,544	—	—
Unaffiliated investment companies	86,783,533	86,783,533	—	—
Short-term investments	36,656,274	36,656,274	—	—
Total investments in securities	$4,327,362,351	$4,327,362,351	—	—
Derivatives:
Assets
Futures	$5,020,135	$5,020,135	—	—
Liabilities
Futures	(410,716)	(410,716)	—	—

Managed Volatility Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,153,784,588	$1,153,784,588	—	—
Unaffiliated investment companies	23,098,783	23,098,783	—	—
Short-term investments	9,506,312	9,506,312	—	—
Total investments in securities	$1,186,389,683	$1,186,389,683	—	—
Derivatives:
Assets
Futures	$983,304	$983,304	—	—
Liabilities
Futures	(101,878)	(101,878)	—	—

Managed Volatility Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$624,356,498	$624,356,498	—	—
Unaffiliated investment companies	5,348,880	5,348,880	—	—
Short-term investments	6,183,061	6,183,061	—	—
Total investments in securities	$635,888,439	$635,888,439	—	—
16

Significant accounting policies, continued

	Total value at 6-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Volatility Conservative Portfolio (continued)
Derivatives:
Assets
Futures	$2,666	$2,666	—	—
Liabilities
Futures	(84,109)	(84,109)	—	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The portfolios may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolios' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolios as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended June 30, 2023, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended June 30, 2023 were as follows:
Portfolio	Commitment fee
Managed Volatility Growth Portfolio	$9,561
Managed Volatility Balanced Portfolio	7,799
Managed Volatility Moderate Portfolio	3,411
Managed Volatility Conservative Portfolio	2,642
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of December 31, 2022, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on June 30, 2023, including short-term investments, were as follows:
17

Significant accounting policies, continued

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Managed Volatility Growth Portfolio	$5,917,479,403	$255,198,038	$(539,751,452)	$(284,553,414)
Managed Volatility Balanced Portfolio	4,694,117,374	142,228,701	(504,374,305)	(362,145,604)
Managed Volatility Moderate Portfolio	1,317,313,545	27,581,123	(157,623,559)	(130,042,436)
Managed Volatility Conservative Portfolio	720,432,073	8,790,371	(93,415,448)	(84,625,077)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. The final determination of tax characteristics of the portfolio's distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and derivative transactions.
3.  Derivative instruments
The portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolios and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.
Upon entering into a futures contract, the portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a portfolio, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the portfolios, if any, are identified in the Portfolios of investments. Subsequent payments, referred to as variation margin, are made or received by a portfolio periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the portfolio. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the portfolios used futures contracts during the six months ended June 30, 2023. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Managed Volatility Growth Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$430.3 million to $2.3 billion
Managed Volatility Balanced Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$232.8 million to $1.3 billion
Managed Volatility Moderate Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$49.3 million to $309.2 million
Managed Volatility Conservative Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$4.1 million to $145.9 million
18

Derivative instruments, continued

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2023 by risk category:
Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Managed Volatility Growth Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	$20,251	$(210,092)
	Equity	Receivable/payable for futures variation margin[1]	Futures	5,516,999	(337,503)
				$5,537,250	$(547,595)
Managed Volatility Balanced Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	$255,561	$(237,523)
	Equity	Receivable/payable for futures variation margin[1]	Futures	4,764,574	(173,193)
				$5,020,135	$(410,716)
Managed Volatility Moderate Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	$49,183	$(46,793)
	Equity	Receivable/payable for futures variation margin[1]	Futures	934,121	(55,085)
				$983,304	$(101,878)
Managed Volatility Conservative Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	$2,666	—
	Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(84,109)
				$2,666	$(84,109)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Portfolios of investments. Only the period end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2023:
		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Futures contracts
Managed Volatility Growth Portfolio	Currency	$(7,096,807)
	Equity	(63,920,266)
	Total	$(71,017,073)
Managed Volatility Balanced Portfolio	Currency	$(3,636,010)
	Equity	(30,158,323)
	Total	$(33,794,333)
Managed Volatility Moderate Portfolio	Currency	$(862,151)
	Equity	(7,532,671)
	Total	$(8,394,822)
Managed Volatility Conservative Portfolio	Currency	$(194,006)
	Equity	(6,719,442)
	Total	$(6,913,448)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2023:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts
Managed Volatility Growth Portfolio	Currency	$5,864,754
	Equity	(49,262,107)
	Total	$(43,397,353)
Managed Volatility Balanced Portfolio	Currency	$3,064,352
	Equity	(26,002,966)
	Total	$(22,938,614)
Managed Volatility Moderate Portfolio	Currency	$735,602
	Equity	(6,656,832)
	Total	$(5,921,230)
19

Derivative instruments, continued

		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts
Managed Volatility Conservative Portfolio	Currency	$289,075
	Equity	(3,583,785)
	Total	$(3,294,710)
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are wholly owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (a) a fee on assets invested in affiliated funds (Affiliated Funds Assets) and (b) a fee on assets not invested in affiliated funds (Other Assets). Affiliated funds are any fund of the Trust (excluding 500 Index Trust, International Equity Index Trust and Total Bond Market Trust), John Hancock Funds II ( JHF II) and John Hancock Funds III. Aggregate net assets include the net assets of the portfolios and the net assets of similar funds of the Trust and JHF II.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Affiliated Funds Assets	0.050%	0.040%
Other assets	0.500%	0.490%
Expense reimbursements. The Advisor has voluntarily agreed to waive its management fee or reimburse the portfolios so that the aggregate management fee retained by the Advisor with respect to both the portfolios and the underlying investments does not exceed 0.50% of the portfolios’ first $7.5 billion of aggregate daily net assets and 0.49% of the portfolios’ aggregate net assets in excess of $7.5 billion. In addition, the Advisor voluntarily agreed to waive its management fees and/or reduce expenses by 0.01% of each portfolio’s average net assets. These voluntary waivers may be terminated at any time by the Advisor upon notice to the Trust.
For the six months ended June 30, 2023, the expense reductions described above amounted to the following:
	Expense reimbursement by class
Portfolio	Series I	Series II	Series NAV	Total
Managed Volatility Growth Portfolio	$200,181	$1,878,223	$402,931	$2,481,335
Managed Volatility Balanced Portfolio	146,953	1,204,810	420,993	1,772,756
Managed Volatility Moderate Portfolio	56,451	352,913	44,936	454,300
Managed Volatility Conservative Portfolio	40,933	184,345	19,938	245,216
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2023, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Managed Volatility Growth Portfolio	0.10%
Managed Volatility Balanced Portfolio	0.10%
Managed Volatility Moderate Portfolio	0.09%
Managed Volatility Conservative Portfolio	0.10%
Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended June 30, 2023, amounted to an annual rate of 0.02% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:
20

Fees and transactions with affiliates, continued

Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%
Currently only 0.05% for Series I shares and 0.25% for Series II shares are charged for 12b-1 fees.
Distribution and service fees for the six months ended June 30, 2023 were as follows:
	Distribution and service fees by class
Portfolio	Series l	Series ll	Total
Managed Volatility Growth Portfolio	$112,285	$5,268,333	$5,380,618
Managed Volatility Balanced Portfolio	89,481	3,668,472	3,757,953
Managed Volatility Moderate Portfolio	37,123	1,159,924	1,197,047
Managed Volatility Conservative Portfolio	27,052	609,390	636,442
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
6.  Portfolio share transactions
Transactions in portfolios' shares for the six months ended June 30, 2023 and for the year ended December 31, 2022 were as follows:
Managed Volatility Growth Portfolio	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	62,029	$692,893	259,078	$2,984,326
Distributions reinvested	—	—	1,918,864	20,688,808
Repurchased	(2,544,174)	(28,482,418)	(4,880,461)	(57,921,518)
Net decrease	(2,482,145)	$(27,789,525)	(2,702,519)	$(34,248,384)
Series II shares
Sold	—	—	78,113	$959,213
Distributions reinvested	—	—	17,599,553	188,720,320
Repurchased	(25,906,771)	(287,760,247)	(48,297,668)	(562,034,353)
Net decrease	(25,906,771)	$(287,760,247)	(30,620,002)	$(372,354,820)
Series NAV shares
Sold	448,705	$4,993,971	1,073,406	$12,537,510
Distributions reinvested	—	—	3,812,191	41,176,056
Repurchased	(2,595,409)	(29,124,201)	(3,334,321)	(39,026,312)
Net increase (decrease)	(2,146,704)	$(24,130,230)	1,551,276	$14,687,254
Total net decrease	(30,535,620)	$(339,680,002)	(31,771,245)	$(391,915,950)
Managed Volatility Balanced Portfolio	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	8,952	$92,811	479,900	$5,258,284
Distributions reinvested	—	—	2,106,503	21,054,525
Repurchased	(2,198,529)	(22,715,298)	(4,687,107)	(51,341,147)
Net decrease	(2,189,577)	$(22,622,487)	(2,100,704)	$(25,028,338)
Series II shares
Sold	—	—	142,911	$1,451,809
Distributions reinvested	—	—	16,973,528	168,108,762
Repurchased	(20,655,331)	(211,295,051)	(39,924,506)	(436,099,427)
Net decrease	(20,655,331)	$(211,295,051)	(22,808,067)	$(266,538,856)
Series NAV shares
Sold	144,611	$1,499,339	315,779	$3,499,099
Distributions reinvested	—	—	5,916,577	59,310,423
Repurchased	(3,833,593)	(39,710,360)	(5,978,105)	(65,438,592)
Net increase (decrease)	(3,688,982)	$(38,211,021)	254,251	$(2,629,070)
Total net decrease	(26,533,890)	$(272,128,559)	(24,654,520)	$(294,196,264)
21

Portfolio share transactions, continued

Managed Volatility Moderate Portfolio	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	90,067	$893,012	351,661	$3,689,042
Distributions reinvested	—	—	965,629	9,278,308
Repurchased	(1,607,478)	(15,942,293)	(1,753,009)	(18,605,765)
Net decrease	(1,517,411)	$(15,049,281)	(435,719)	$(5,638,415)
Series II shares
Sold	59,802	$592,665	204,166	$2,142,213
Distributions reinvested	—	—	5,901,847	56,172,680
Repurchased	(7,440,132)	(72,991,496)	(14,061,271)	(147,959,580)
Net decrease	(7,380,330)	$(72,398,831)	(7,955,258)	$(89,644,687)
Series NAV shares
Sold	117,847	$1,164,833	265,734	$2,820,935
Distributions reinvested	—	—	733,767	7,064,870
Repurchased	(268,854)	(2,669,179)	(745,182)	(7,901,209)
Net increase (decrease)	(151,007)	$(1,504,346)	254,319	$1,984,596
Total net decrease	(9,048,748)	$(88,952,458)	(8,136,658)	$(93,298,506)
Managed Volatility Conservative Portfolio	Six Months Ended 6-30-23		Year Ended 12-31-22
	Shares	Amount	Shares	Amount
Series I shares
Sold	295,093	$2,916,369	1,069,136	$11,311,610
Distributions reinvested	—	—	335,555	3,234,492
Repurchased	(818,533)	(8,081,861)	(2,502,774)	(25,900,921)
Net decrease	(523,440)	$(5,165,492)	(1,098,083)	$(11,354,819)
Series II shares
Sold	79,698	$777,168	499,644	$5,259,833
Distributions reinvested	—	—	1,457,151	13,926,746
Repurchased	(3,817,369)	(37,329,657)	(8,841,447)	(91,501,271)
Net decrease	(3,737,671)	$(36,552,489)	(6,884,652)	$(72,314,692)
Series NAV shares
Sold	86,603	$857,709	342,401	$3,635,581
Distributions reinvested	—	—	163,525	1,581,162
Repurchased	(234,251)	(2,327,977)	(378,336)	(4,026,919)
Net increase (decrease)	(147,648)	$(1,470,268)	127,590	$1,189,824
Total net decrease	(4,408,759)	$(43,188,249)	(7,855,145)	$(82,479,687)
Affiliates of the Trust owned 100% of shares of the portfolios on June 30, 2023. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended June 30, 2023:

Portfolio	Purchases	Sales
Managed Volatility Growth Portfolio	$147,343,738	$392,267,323
Managed Volatility Balanced Portfolio	76,377,270	287,269,527
Managed Volatility Moderate Portfolio	21,311,327	95,027,513
Managed Volatility Conservative Portfolio	9,148,600	50,525,398
8.  Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each affiliated underlying funds’ net assets. At June 30, 2023, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Managed Volatility Growth Portfolio
	Strategic Equity Allocation Trust	24.2%
	Equity Income Trust	23.3%
	Mid Value Trust	20.0%
22

Investment in affiliated underlying funds, continued

Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
	Core Bond Trust	17.8%
	Small Cap Value Trust	17.2%
	Select Bond Trust	17.2%
	Mid Cap Growth Trust	15.6%
	Emerging Markets Equity Fund	14.1%
	Blue Chip Growth Trust	13.6%
	Small Cap Growth Fund	9.0%
	Fundamental Large Cap Core Fund	7.5%
Managed Volatility Balanced Portfolio
	Core Bond Trust	23.8%
	Select Bond Trust	22.8%
	Equity Income Trust	15.0%
	Strategic Equity Allocation Trust	13.3%
	Small Cap Value Trust	11.0%
	Mid Value Trust	9.5%
	Blue Chip Growth Trust	8.6%
	Emerging Markets Equity Fund	6.9%
	Mid Cap Growth Trust	6.7%
Managed Volatility Moderate Portfolio
	Core Bond Trust	7.9%
	Select Bond Trust	7.6%
Managed Volatility Conservative Portfolio
	Core Bond Trust	5.7%
	Select Bond Trust	5.5%
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Managed Volatility Growth Portfolio
Blue Chip Growth	9,548,056	$225,414,175	$7,409,378	$(68,403,143)	$(39,903,543)	$109,410,508	—	—	$233,927,375
Bond	29,954,324	393,922,318	18,043,422	(12,585,198)	(1,431,524)	4,337,550	$8,282,726	—	402,286,568
Core Bond	12,398,956	137,251,685	3,756,402	(4,915,293)	(854,075)	4,249,531	—	—	139,488,250
Emerging Markets Equity	25,422,262	246,575,823	6,355,367	(30,636,777)	(4,142,710)	12,173,995	—	—	230,325,698
Equity Income	22,798,472	310,000,756	13,330,050	(8,427,664)	(1,532,204)	9,455,428	—	—	322,826,366
Fundamental Large Cap Core	6,007,463	351,203,755	7,917,302	(41,586,282)	9,989,130	57,614,540	—	—	385,138,445
John Hancock Collateral Trust	5,532,732	117,855,450	496,367,972	(558,932,334)	15,473	(8,014)	1,794,421	—	55,298,547
Mid Cap Growth	10,872,941	88,502,091	1,429,309	(7,617,813)	(7,947,272)	20,663,191	—	—	95,029,506
Mid Value	11,378,529	105,443,905	7,713,838	(1,132,209)	(6,044)	9,958,338	—	—	121,977,828
Multifactor Developed International ETF	6,565,716	167,365,251	27,759,051	(8,567,786)	1,292,726	16,344,526	4,242,840	—	204,193,768
Multifactor Emerging Markets ETF	4,999,478	125,731,565	932	(10,104,717)	191,928	7,817,383	1,691,273	—	123,637,091
Multifactor Mid Cap ETF	2,619,225	122,564,300	5,862,380	(7,035,744)	2,233,648	6,524,706	649,307	—	130,149,290
Multifactor Small Cap ETF	3,646,210	113,408,081	6,380,267	(8,963,814)	2,001,191	9,176,462	512,402	—	122,002,187
Select Bond Trust	87,524,153	1,010,373,238	26,998,961	(35,486,310)	(6,774,287)	34,172,437	—	—	1,029,284,039
23

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Growth	2,797,804	$33,961,098	$2,856,805	$(119,276)	$(31,270)	$2,138,186	—	—	$38,805,543
Small Cap Value	5,541,397	64,986,863	10,848,397	(1,344,234)	394,885	2,028,680	—	—	76,914,591
Strategic Equity Allocation Trust	102,307,053	1,677,074,319	—	(131,702,609)	63,350	227,546,160	—	—	1,772,981,220
					$(46,440,598)	$533,603,607	$17,172,969	—	$5,484,266,312
Managed Volatility Balanced Portfolio
Blue Chip Growth	6,041,634	$143,501,447	$5,767,513	$(45,579,230)	$(24,298,769)	$68,629,084	—	—	$148,020,045
Bond	39,998,639	539,030,673	13,540,034	(19,436,478)	(2,324,222)	6,371,720	$11,153,487	—	537,181,727
Core Bond	16,521,784	187,375,576	1,087,576	(7,189,673)	(1,199,774)	5,796,366	—	—	185,870,071
Emerging Markets Equity	12,434,511	119,426,144	2,830,790	(13,640,387)	(1,677,296)	5,717,414	—	—	112,656,665
Equity Income	14,686,268	200,741,171	9,763,459	(7,784,693)	(811,631)	6,049,248	—	—	207,957,554
Fundamental Large Cap Core	3,470,078	206,103,381	6,837,432	(29,980,586)	7,878,322	31,628,177	—	—	222,466,726
John Hancock Collateral Trust	3,667,535	72,390,026	277,364,597	(313,103,895)	10,637	(5,091)	1,089,512	—	36,656,274
Mid Cap Growth	4,673,168	38,234,440	466,809	(3,340,174)	(3,440,296)	8,922,709	—	—	40,843,488
Mid Value	5,399,057	48,113,770	6,281,769	(1,141,531)	(61,398)	4,685,276	—	—	57,877,886
Multifactor Developed International ETF	2,801,514	76,139,932	6,678,585	(3,665,310)	515,436	7,458,442	1,813,602	—	87,127,085
Multifactor Emerging Markets ETF	2,480,470	61,770,902	1,467	(4,454,691)	119,391	3,904,954	839,118	—	61,342,023
Multifactor Mid Cap ETF	1,463,742	68,636,680	3,330,151	(4,142,841)	1,310,859	3,598,491	365,137	—	72,733,340
Multifactor Small Cap ETF	1,699,747	53,105,953	2,938,802	(4,398,491)	968,938	4,258,333	238,865	—	56,873,535
Select Bond Trust	116,231,780	1,375,208,322	7,520,363	(52,903,846)	(9,212,616)	46,273,509	—	—	1,366,885,732
Small Cap Growth	1,542,841	19,012,810	1,455,829	(267,357)	(5,071)	1,202,999	—	—	21,399,210
Small Cap Value	3,532,724	41,269,394	7,559,439	(1,376,450)	319,109	1,262,711	—	—	49,034,203
Strategic Equity Allocation Trust	56,298,514	929,122,886	—	(79,634,238)	455,180	125,709,426	—	—	975,653,254
					$(31,453,201)	$331,463,768	$15,499,721	—	$4,240,578,818
Managed Volatility Moderate Portfolio
Blue Chip Growth	1,435,671	$34,809,656	$944,145	$(11,223,792)	$(6,085,429)	$16,729,366	—	—	$35,173,946
Bond	13,237,475	181,529,102	4,296,442	(9,453,961)	(1,108,432)	2,516,143	$3,719,191	—	177,779,294
Core Bond	5,490,149	63,168,483	390,641	(3,348,132)	(635,721)	2,188,905	—	—	61,764,176
Emerging Markets Equity	2,663,180	23,107,086	2,417,702	(2,241,345)	(258,176)	1,103,146	—	—	24,128,413
Equity Income	3,683,784	51,193,151	2,936,945	(3,352,933)	(190,815)	1,576,028	—	—	52,162,376
Fundamental Large Cap Core	802,761	49,139,934	1,282,579	(8,264,544)	2,744,769	6,562,247	—	—	51,464,985
John Hancock Collateral Trust	951,126	18,389,625	70,547,874	(79,432,406)	3,250	(2,031)	273,197	—	9,506,312
Mid Cap Growth	1,264,198	10,563,279	143,884	(1,161,192)	(1,255,600)	2,758,719	—	—	11,049,090
Mid Value	1,336,853	12,378,930	1,302,305	(525,400)	9,903	1,165,331	—	—	14,331,069
Multifactor Developed International ETF	349,109	11,112,924	1,424,692	(2,890,640)	456,611	753,703	230,884	—	10,857,290
24

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Emerging Markets ETF	427,486	$9,716,077	$695,802	$(506,327)	$12,965	$653,212	$143,709	—	$10,571,729
Multifactor Mid Cap ETF	182,952	8,745,704	442,889	(723,008)	224,473	400,827	45,691	—	9,090,885
Multifactor Small Cap ETF	224,920	7,160,599	409,364	(745,950)	159,256	542,554	31,614	—	7,525,823
Select Bond Trust	38,585,223	463,737,362	2,056,825	(24,559,973)	(4,325,269)	16,853,278	—	—	453,762,223
Small Cap Growth	358,747	4,519,197	310,384	(135,290)	(28,743)	310,267	—	—	4,975,815
Small Cap Value	749,175	8,420,067	2,128,338	(445,498)	99,000	196,638	—	—	10,398,545
Strategic Equity Allocation Trust	12,622,558	212,747,460	—	(22,677,315)	(345,130)	29,023,914	—	—	218,748,929
					$(10,523,088)	$83,332,247	$4,444,286	—	$1,163,290,900
Managed Volatility Conservative Portfolio
Blue Chip Growth	413,503	$10,559,819	$312,812	$(3,877,984)	$(3,478,937)	$6,615,116	—	—	$10,130,826
Bond	9,587,454	132,513,178	2,900,397	(7,714,432)	(879,741)	1,940,112	$2,704,253	—	128,759,514
Core Bond	3,962,001	45,937,623	131,263	(2,632,997)	(429,003)	1,565,628	—	—	44,572,514
Emerging Markets Equity	644,142	6,291,977	327,611	(1,003,755)	(212,607)	432,700	—	—	5,835,926
Equity Income	1,158,187	15,524,399	1,833,712	(1,392,069)	38,536	395,354	—	—	16,399,932
Fundamental Large Cap Core	215,619	13,591,175	286,163	(2,607,256)	525,612	2,027,610	—	—	13,823,304
John Hancock Collateral Trust	618,628	7,838,254	44,610,957	(46,266,143)	791	(798)	123,764	—	6,183,061
Multifactor Emerging Markets ETF	100,555	2,582,276	95,269	(360,131)	4,470	164,841	33,445	—	2,486,725
Multifactor Mid Cap ETF	181,249	8,809,696	778,641	(1,225,176)	320,706	322,396	45,207	—	9,006,263
Multifactor Small Cap ETF	213,230	6,955,921	615,140	(1,124,772)	499,329	189,058	30,257	—	7,134,676
Select Bond Trust	27,867,334	337,573,471	312,570	(19,352,221)	(3,203,656)	12,389,681	—	—	327,719,845
Strategic Equity Allocation Trust	3,374,897	57,614,450	1,416,702	(8,361,280)	(1,249,833)	9,066,934	—	—	58,486,973
					$(8,064,333)	$35,108,632	$2,936,926	—	$630,539,559
25

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and the Subadvisory Agreement (the Subadvisory Agreement) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 26 - 29, 2023 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 30 - June 1, 2023. The Board also receives information relating to the proposed continuation of the agreements noted above throughout the year on an on-going basis. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 26 - 29, 2023, the Board, including the Independent Trustees, reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to each of the Funds in this report.
In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the Funds. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;
(b) the background, qualifications and skills of the Advisor’s personnel;
(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;

26

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(f) the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to contract holders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a) reviewed information prepared by management regarding the Funds' performance;
(b) considered the comparative performance of each Fund’s respective benchmark;
(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d) took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board concluded that while each Fund has underperformed the historical performance of comparable funds based on the median percentile, the Board considered steps the Advisor had taken or plans to take to address performance and concluded that such performance is being monitored and reasonably being addressed.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisors. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.
The Board took into account management’s discussion with respect to the overall management fee, the fees of the Subadvisor, including the amount of the advisory fees retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fee of the Funds. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
In addition, in the case of each Managed Volatility Portfolio (each a Fund of Funds), the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund of Funds and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with the Fund of Funds' investments in the underlying portfolios, and made a finding that the Funds of Funds' expenses do not duplicate the fees and expenses of the underlying portfolios.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a) reviewed financial information of the Advisor;
(b) reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;
(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;
(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e) considered fall out benefits to the Advisor, including (but not limited to), benefits to affiliates, such as: (i) that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract holders under applicable income tax law, are reflected in the profitability analysis reviewed by the Board; and (ii) that the investment strategies employed by the JHVIT Managed Volatility Portfolios, which are intended to reduce portfolio volatility and the magnitude of portfolio losses, may benefit the John Hancock insurance companies by reducing the likelihood or extent to which an insurer would have to make payments out of its own resources to cover the guarantees under the variable annuity and/or insurance contracts;
(f) considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g) noted that the Funds’ Subadvisor is an affiliate of the Advisor;
(h) noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;
(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j) noted that the subadvisory fees for the Funds are paid by the Advisor;
(k) with respect to each Fund of Funds, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest;

27

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(l) considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(m) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates, from their relationship with each Fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a) with respect to the John Hancock underlying portfolios in which the Fund invests (except those discussed specifically below), considered that the Advisor has agreed to waive a portion of its management fee for such Fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years.
(The Funds that are not Participating Portfolios as of the date of this annual report are each Fund and each of the other funds of funds of the Trust and John Hancock Funds II and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.)
(b) reviewed the Funds’ advisory fee structure and concluded that: (i) the Funds’ fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the Funds; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if the Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure; and
(c) the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock group of funds);
(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds based on the median percentile; and
(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the
Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process.The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.
Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by the Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group based on the median percentile and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)	The Subadvisor has extensive experience and demonstrated skills as a manager;

28

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(2)	Although each Fund has underperformed the historical performance of comparable funds based on the median percentile, the Board considered the steps the Subadvisor had taken or plans to take to address performance and concluded that performance is being monitored and reasonably being addressed;
(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	The subadvisory fees are paid by the Advisor and not the Funds and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if the Funds grow.
In addition, in the case of each Fund, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements and subadvisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

29

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2022	Fees and Expenses	Comments
Managed Volatility Balanced Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-year period and underperformed the peer group median for the three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Fund’s strategy and management’s outlook for the Trust.
The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group median for the one-year period.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Managed Volatility Conservative Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
30

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2022	Fees and Expenses	Comments
Managed Volatility Growth Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-year period and underperformed the peer group median for the three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Fund’s strategy and management’s outlook for the Trust.
The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group median for the one-year period.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Managed Volatility Moderate Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
31

John Hancock Variable Insurance Trust
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio, Managed Volatility Moderate Portfolio, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). Each Fund’s subadvisor, Manulife Investment Management (US) LLC, (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund it manages in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions and assess liquidity risks; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing Russian invasion of Ukraine and related U.S. imposed sanctions on the Russian government, companies and oligarchs, and other amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications. In addition, the Committee monitors macro events and assesses their potential impact on liquidity brought on by fear of contagion (e.g. regional banking crisis).
The Committee provided the Board at a meeting held on March 28-30, 2023 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2022 through December 31, 2022, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination and daily monitoring; (5) Daily compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2022 and key initiatives for 2023.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.

32

John Hancock Variable Insurance Trust
For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at www.sec.gov.
PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at www.sec.gov.
QUARTERLY PORTFOLIO DISCLOSURE All of each fund's holdings as of the end of the third month of every ﬁscal quarter are ﬁled with the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. Each fund’s Form N-PORT filings are available on the SEC’s website, www.sec.gov.
The report is certiﬁed under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to afﬁrm that, to the best of their knowledge, the information in their ﬁnancial reports is fairly and accurately stated in all material respects.
33

Information Control Center
P.O. Box 772
Boston, MA 02117-0772
More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison^
Grace K. Fey
Dean C. Garfield^
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#, President
Charles A. Rizzo, Chief Financial Officer
Salvatore Schiavone, Treasurer
Christopher (Kit) Sechler, Secretary and Chief Legal Officer
Trevor Swanberg, Chief Compliance Officer
†  Non-Independent Trustee
*  Member of the Audit Committee
^  Elected to serve as Independent Trustee effective as of September 9, 2022.
‡  Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
#  Effective June 29, 2023.
Investment advisor
John Hancock Variable Trust Advisers LLC
Principal distributor
John Hancock Distributors, LLC
JHTLSA	6/30
8/23
1115018:623

American Funds Insurance Series® Semi-annual report for the six months ended June 30, 2023

Investing in global
companies for
the long term

American Funds Insurance Series, by Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the underlying funds in certain market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for the American Funds Insurance Series for the periods ended June 30, 2023, are shown on the following pages, as well as results of the funds’ benchmarks.

For additional information about the series, its investment results, holdings and portfolio managers, refer to capitalgroup.com/afis. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Letter to investors

2	Results at a glance

Investment portfolios

28	Global Growth Fund

32	Global Small Capitalization Fund

39	Growth Fund

46	International Fund

51	New World Fund®

65	Washington Mutual Investors Fund

70	Capital World Growth and Income Fund®

78	Growth-Income Fund

84	International Growth and Income Fund

91	Capital Income Builder®

112	Asset Allocation Fund

144	American Funds Global Balanced Fund

162	The Bond Fund of America®

196	Capital World Bond Fund®

217	American High-Income Trust®

236	American Funds Mortgage Fund®

244	Ultra-Short Bond Fund

246	U.S. Government Securities Fund®

258	Managed Risk Growth Fund

260	Managed Risk International Fund

262	Managed Risk Washington Mutual Investors Fund

264	Managed Risk Growth-Income Fund

266	Managed Risk Asset Allocation Fund

268	Financial statements

American Funds Insurance Series	1

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Results at a glance

For periods ended June 30, 2023, with all distributions reinvested

	Inception	Cumulative total returns		Average annual total returns
Class 1 shares	date	6 months	1 year	5 years	10 years	Lifetime
Global Growth Fund	4/30/97	15.37%	20.63%	9.76%	11.20	9.98%
MSCI All Country World Index (ACWI)[1]		13.93	16.53	8.10	8.75	6.59
Global Small Capitalization Fund	4/30/98	11.56	15.84	4.39	7.34	8.69
MSCI All Country World Small Cap Index[1]		8.02	13.02	4.53	7.62	7.43
Growth Fund	2/8/84	25.02	25.10	14.32	15.36	13.12
S&P 500 Index[2]		16.89	19.59	12.31	12.86	11.44
International Fund	5/1/90	12.49	15.34	1.59	5.06	7.34
MSCI All Country World Index (ACWI) ex USA[1]		9.47	12.72	3.52	4.75	5.49
New World Fund	6/17/99	11.97	14.71	5.76	5.96	7.79
MSCI All Country World Index (ACWI)[1]		13.93	16.53	8.10	8.75	5.47
Washington Mutual Investors Fund	7/5/01	7.89	13.59	8.91	10.90	7.18
S&P 500 Index[2]		16.89	19.59	12.31	12.86	8.15
Capital World Growth and Income Fund	5/1/06	12.54	18.35	7.02	8.53	6.95
MSCI All Country World Index (ACWI)[1]		13.93	16.53	8.10	8.75	6.24
Growth-Income Fund	2/8/84	14.84	19.70	9.72	12.11	11.26
S&P 500 Index[2]		16.89	19.59	12.31	12.86	11.44
International Growth and Income Fund	11/18/08	10.31	15.75	3.27	4.48	7.39
MSCI All Country World Index (ACWI) ex USA[1]		9.47	12.72	3.52	4.75	7.18
Capital Income Builder	5/1/14	3.67	6.81	5.56	—	4.50
70%/30% MSCI ACWI/Bloomberg U.S. Aggregate Index[3]		10.30	11.20	6.15	—	5.88
MSCI All Country World Index (ACWI)[1]		13.93	16.53	8.10	—	7.59
Bloomberg U.S. Aggregate Index[4]		2.09	–0.94	0.77	—	1.29
Asset Allocation Fund	8/1/89	7.07	10.36	6.80	8.04	8.31
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index[5]		10.81	11.24	7.94	8.45	8.37
S&P 500 Index[2]		16.89	19.59	12.31	12.86	10.12
Bloomberg U.S. Aggregate Index[4]		2.09	–0.94	0.77	1.52	5.09
American Funds Global Balanced Fund	5/2/11	7.74	10.29	5.31	6.01	5.66
60%/40% MSCI ACWI/Bloomberg Global Aggregate Index[6]		8.82	9.25	4.62	5.46	4.76
MSCI All Country World Index (ACWI)[1]		13.93	16.53	8.10	8.75	7.55
Bloomberg Global Aggregate Index[4]		1.43	–1.32	–1.09	0.20	0.19
The Bond Fund of America	1/2/96	1.55	–1.04	1.69	2.03	4.03
Bloomberg U.S. Aggregate Index[4]		2.09	–0.94	0.77	1.52	4.17
Capital World Bond Fund	10/4/06	1.57	–0.10	–0.91	0.42	2.42
Bloomberg Global Aggregate Index[4]		1.43	–1.32	–1.09	0.20	2.07
American High-Income Trust	2/8/84	4.37	8.42	4.19	4.43	8.17
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index[4]		5.38	9.07	3.34	4.43	N/A
American Funds Mortgage Fund	5/2/11	0.97	–2.25	0.82	1.45	1.66
Bloomberg U.S. Mortgage Backed Securities Index[4]		1.87	–1.52	0.03	1.13	1.34
Ultra-Short Bond Fund	2/8/84	2.29	3.65	1.30	0.73	3.18
Bloomberg Short–Term Government/Corporate Index[4]		2.19	3.27	1.63	1.13	N/A
U.S. Government Securities Fund	12/2/85	0.38	–3.58	1.15	1.45	5.12
Bloomberg U.S. Government/ Mortgage-Backed Securities Index[4]		1.69	–1.86	0.30	1.05	5.42

2	American Funds Insurance Series

	Inception	Cumulative total returns		Average annual total returns
Class P1 shares	date	6 months	1 year	5 years	10 years	Lifetime
Managed Risk Growth Fund	5/1/13	14.20%	10.63%	8.33%	9.18%	9.11%
S&P 500 Managed Risk Index — Moderate Aggressive[7]		11.56	12.05	7.74	8.70	8.64
Managed Risk International Fund	5/1/13	4.83	5.34	–1.28	1.52	1.29
S&P EPAC Ex. Korea LargeMidCap Managed Risk Index — Moderate Aggressive[7]		7.63	10.20	2.24	3.29	2.68
Managed Risk Washington Mutual Investors Fund	5/1/13	3.41	4.01	3.45	5.62	5.54
S&P 500 Managed Risk Index — Moderate[7]		10.42	10.53	6.99	7.90	7.81
Managed Risk Growth-Income Fund	5/1/13	8.67	7.55	5.35	7.29	7.22
S&P 500 Managed Risk Index — Moderate [7]		10.42	10.53	6.99	7.90	7.81
Managed Risk Asset Allocation Fund	9/28/12	4.40	5.19	4.01	5.51	6.07
S&P 500 Managed Risk Index — Moderate Conservative[7]		9.36	9.11	6.28	7.17	7.33

The market indexes shown are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information.

[1]	Source: MSCI. Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions. MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes.
[2]	Source: S&P Dow Jones Indices LLC. S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
[3]	Sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.
[4]	Source: Bloomberg Index Services Ltd. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market. Bloomberg Global Aggregate Index represents the global investment-grade fixed income markets. Bloomberg U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%. Bloomberg U.S. Government/Mortgage-Backed Securities Index covers obligations issued by the U.S. Treasury and U.S. government agencies. Bloomberg Short-Term Government/Corporate Index consists of investment-grade, fixed rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturity from one up to (but not including) 12 months within either the government or corporate sector.
[5]	Sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. Blends the S&P 500 with the Bloomberg U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.
[6]	Sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Bloomberg Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.
[7]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

American Funds Insurance Series	3

About the series

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 1 shares (Class P1 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information.

The investment adviser is currently waiving a portion of its management fee for Global Growth Fund, Global Small Capitalization Fund, New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, Capital Income Builder, American Funds Global Balanced Fund, The Bond Fund of America, American High-Income Trust, American Funds Mortgage Fund and U.S. Government Securities Fund. The waivers will be in effect through at least May 1, 2024. The waivers may only be modified or terminated with the approval of the series’ board. Applicable fund results shown reflect the waivers, without which results would have been lower. Refer to the Financial Highlights tables in this report for details.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of each fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses for Managed Risk International Fund. The waivers and reimbursement will be in effect through at least May 1, 2024, unless modified or terminated by the series’ board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursement. The waivers may only be modified or terminated with the approval of the series’ board. Applicable fund results shown reflect the waivers and reimbursement, without which results would have been lower. Refer to the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth Fund and American Funds Insurance Series – The Bond Fund of America. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series – International Fund and American Funds Insurance Series – The Bond Fund of America. The Managed Risk Washington Mutual Investors Fund pursues its objective by investing in shares of American Funds Insurance Series – Washington Mutual Investors Fund and American Funds Insurance Series – U.S. Government Securities Fund. The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income Fund and American Funds Insurance Series – The Bond Fund of America. The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation Fund. The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying fund.

Funds are listed in the report as follows: equity, balanced, fixed income and managed risk.

4	American Funds Insurance Series

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since April 30,1997)	Gross expense ratio	Net expense ratio

Class 1	15.37%	20.63%	9.76%	11.20%	9.98%	0.52%	0.41%
Class 1A	15.22	20.30	9.48	10.93	9.71	0.77	0.66
Class 2	15.25	20.32	9.49	10.93	9.71	0.77	0.66
Class 4	15.09	20.00	9.21	10.66	9.45	1.02	0.91

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2023	Percent of net assets

American Funds Insurance Series	5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since April 30, 1998)	Gross expense ratio	Net expense ratio

Class 1	11.56%	15.84%	4.39%	7.34%	8.69%	0.70%	0.66%
Class 1A	11.43	15.54	4.13	7.08	8.43	0.95	0.91
Class 2	11.42	15.58	4.13	7.08	8.43	0.95	0.91
Class 4	11.20	15.20	3.85	6.80	8.15	1.20	1.16

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2023	Percent of net assets

6	American Funds Insurance Series

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	25.02%	25.10%	14.32%	15.36%	13.12%	0.34%
Class 1A	24.86	24.78	14.03	15.08	12.84	0.59
Class 2	24.87	24.80	14.03	15.07	12.84	0.59
Class 3	24.91	24.90	14.11	15.16	12.92	0.52
Class 4	24.72	24.48	13.75	14.79	12.56	0.84

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2023	Percent of net assets

American Funds Insurance Series	7

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 1990)	Expense ratio

Class 1	12.49%	15.34%	1.59%	5.06%	7.34%	0.53%
Class 1A	12.38	15.09	1.34	4.80	7.07	0.78
Class 2	12.38	15.06	1.33	4.79	7.07	0.78
Class 3	12.42	15.15	1.40	4.86	7.15	0.71
Class 4	12.27	14.83	1.08	4.53	6.81	1.03

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2023	Percent of net assets

8	American Funds Insurance Series

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since June 17, 1999)	Gross expense ratio	Net expense ratio

Class 1	11.97%	14.71%	5.76%	5.96%	7.79%	0.64%	0.57%
Class 1A	11.85	14.40	5.49	5.70	7.53	0.89	0.82
Class 2	11.85	14.42	5.50	5.69	7.53	0.89	0.82
Class 4	11.72	14.13	5.24	5.43	7.26	1.14	1.07

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2023	Percent of net assets

American Funds Insurance Series	9

Washington Mutual Investors Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023†

	6 months	1 year	5 years	10 years	Lifetime (since July 5, 2001)	Gross expense ratio	Net expense ratio

Class 1	7.89%	13.59%	8.91%	10.90%	7.18%	0.40%	0.25%
Class 1A	7.71	13.32	8.64	10.63	6.91	0.65	0.50
Class 2	7.67	13.31	8.64	10.62	6.90	0.65	0.50
Class 4	7.54	13.05	8.38	10.37	6.67	0.90	0.75

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

†	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2023	Percent of net assets

10	American Funds Insurance Series

Capital World Growth and Income Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 2006)	Gross expense ratio	Net expense ratio

Class 1	12.54%	18.35%	7.02%	8.53%	6.95%	0.53%	0.42%
Class 1A	12.39	18.09	6.77	8.28	6.69	0.78	0.67
Class 2	12.44	18.10	6.76	8.28	6.68	0.78	0.67
Class 4	12.28	17.75	6.50	8.00	6.43	1.03	0.92

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2023	Percent of net assets

American Funds Insurance Series	11

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	14.84%	19.70%	9.72%	12.11%	11.26%	0.28%
Class 1A	14.68	19.39	9.45	11.84	10.98	0.53
Class 2	14.70	19.41	9.45	11.83	10.98	0.53
Class 3	14.74	19.48	9.52	11.91	11.06	0.46
Class 4	14.55	19.10	9.17	11.55	10.71	0.78

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2023	Percent of net assets

12	American Funds Insurance Series

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since November 18, 2008)	Expense ratio

Class 1	10.31%	15.75%	3.27%	4.48%	7.39%	0.55%
Class 1A	10.21	15.43	3.00	4.22	7.12	0.80
Class 2	10.20	15.53	3.01	4.22	7.12	0.80
Class 4	10.10	15.17	2.74	3.97	6.87	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2023	Percent of net assets

American Funds Insurance Series	13

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	Lifetime (since May 1, 2014)	Gross expense ratio	Net expense ratio

Class 1	3.67%	6.81%	5.56%	4.50%	0.41%	0.27%
Class 1A	3.54	6.55	5.30	4.25	0.66	0.52
Class 2	3.55	6.46	5.31	4.31	0.66	0.52
Class 4	3.51	6.30	5.05	3.99	0.91	0.77

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2023	Percent of net assets

14	American Funds Insurance Series

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since August 1, 1989)	Expense ratio

Class 1	7.07%	10.36%	6.80%	8.04%	8.31%	0.30%
Class 1A	6.97	10.07	6.53	7.78	8.05	0.55
Class 2	6.89	10.07	6.53	7.77	8.04	0.55
Class 3	6.99	10.19	6.61	7.85	8.12	0.48
Class 4	6.81	9.79	6.27	7.52	7.79	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2023	Percent of net assets

American Funds Insurance Series	15

American Funds Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since May 2, 2011)	Gross expense ratio	Net expense ratio

Class 1	7.74%	10.29%	5.31%	6.01%	5.66%	0.51%	0.50%
Class 1A	7.65	10.12	5.06	5.78	5.42	0.76	0.75
Class 2	7.64	10.02	5.05	5.75	5.40	0.76	0.75
Class 4	7.55	9.87	4.79	5.59	5.23	1.01	1.00

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2023	Percent of net assets

16	American Funds Insurance Series

The Bond Fund of America®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since January 2, 1996)	Gross expense ratio	Net expense ratio

Class 1	1.55%	–1.04%	1.69%	2.03%	4.03%	0.38%	0.21%
Class 1A	1.42	–1.29	1.44	1.79	3.77	0.63	0.46
Class 2	1.53	–1.22	1.46	1.79	3.77	0.63	0.46
Class 4	1.40	–1.45	1.18	1.53	3.52	0.88	0.71

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2023	Percent of net assets

American Funds Insurance Series	17

Capital World Bond Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since October 4, 2006)	Expense ratio

Class 1	1.57%	–0.10%	–0.91%	0.42%	2.42%	0.47%
Class 1A	1.47	–0.31	–1.16	0.19	2.18	0.72
Class 2	1.48	–0.31	–1.17	0.16	2.17	0.72
Class 4	1.29	–0.63	–1.42	–0.06	1.94	0.97

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2023	Percent of net assets

18	American Funds Insurance Series

American High-Income Trust®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Gross expense ratio	Net expense ratio

Class 1	4.37%	8.42%	4.19%	4.43%	8.17%	0.44%	0.30%
Class 1A	4.36	8.31	3.95	4.18	7.91	0.69	0.55
Class 2	4.30	8.19	3.94	4.17	7.90	0.69	0.55
Class 3	4.43	8.41	4.03	4.25	7.98	0.62	0.48
Class 4	4.16	7.92	3.67	3.93	7.64	0.94	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2023	Percent of net assets

American Funds Insurance Series	19

American Funds Mortgage Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since May 2, 2011)	Gross expense ratio	Net expense ratio

Class 1	0.97%	–2.25%	0.82%	1.45%	1.66%	0.40%	0.30%
Class 1A	0.83	–2.51	0.57	1.20	1.41	0.65	0.55
Class 2	0.83	–2.43	0.56	1.20	1.41	0.65	0.55
Class 4	0.70	–2.67	0.31	0.97	1.20	0.90	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2023	Percent of net assets

20	American Funds Insurance Series

Ultra-Short Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	2.29%	3.65%	1.30%	0.73%	3.18%	0.30%
Class 1A	2.21	3.56	1.28	0.63	2.97	0.55
Class 2	2.14	3.43	1.05	0.47	2.93	0.55
Class 3	2.22	3.53	1.11	0.56	3.00	0.48
Class 4	2.07	3.10	0.79	0.28	2.69	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2023	Percent of net assets
Commercial paper	49.2%
Federal agency bills & notes	21.2
Bonds & notes of governments & government agencies outside the U.S.	17.0
U.S. Treasury bills	10.3
Other assets less liabilities	2.3
Total	100.0%

American Funds Insurance Series	21

U.S. Government Securities Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since December 2, 1985)	Gross expense ratio	Net expense ratio

Class 1	0.38%	–3.58%	1.15%	1.45%	5.12%	0.34%	0.24%
Class 1A	0.15	–3.93	0.89	1.20	4.86	0.59	0.49
Class 2	0.14	–3.90	0.88	1.18	4.85	0.59	0.49
Class 3	0.25	–3.77	0.96	1.26	4.93	0.52	0.42
Class 4	0.10	–4.06	0.66	0.96	4.60	0.84	0.74

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2023	Percent of net assets

22	American Funds Insurance Series

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	14.20%	10.63%	8.33%	9.18%	9.11%	0.74%	0.69%
Class P2	14.06	10.31	8.03	8.87	8.80	0.99	0.94

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023.

*	Periods greater than one year are annualized.

American Funds Insurance Series	23

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	4.83%	5.34%	–1.28%	1.52%	1.29%	0.93%	0.86%
Class P2	4.81	5.18	–1.53	1.17	0.95	1.18	1.11

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2024. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver and reimbursement, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023.

*	Periods greater than one year are annualized.

24	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	3.41%	4.01%	3.45%	5.62%	5.54%	0.68%	0.63%
Class P2	3.29	3.74	3.16	5.28	5.20	0.93	0.88

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023.

*	Periods greater than one year are annualized.

American Funds Insurance Series	25

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	8.67%	7.55%	5.35%	7.29%	7.22%	0.67%	0.62%
Class P2	8.50	7.31	5.07	6.98	6.92	0.92	0.87

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023.

*	Periods greater than one year are annualized.

26	American Funds Insurance Series

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2023*

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	4.40%	5.19%	4.01%	5.51%	6.07%	0.70%	0.65%
Class P2	4.32	4.97	3.76	5.25	5.81	0.95	0.90

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023.

*	Periods greater than one year are annualized.

American Funds Insurance Series	27

Global Growth Fund
Investment portfolio June 30, 2023	unaudited

Common stocks 95.23%	Shares	Value (000)
Information technology 24.52%
Microsoft Corp.	1,640,250	$558,571
ASML Holding NV	436,031	315,630
ASML Holding NV (New York registered) (ADR)	209,558	151,877
Taiwan Semiconductor Manufacturing Company, Ltd.	9,924,200	184,941
Applied Materials, Inc.	875,000	126,472
Apple, Inc.	444,471	86,214
TE Connectivity, Ltd.	512,664	71,855
Broadcom, Inc.	75,950	65,881
NVIDIA Corp.	155,250	65,674
Samsung Electronics Co., Ltd.	785,100	43,272
Hexagon AB, Class B	2,733,712	33,661
Keyence Corp.	69,400	32,820
Capgemini SE	125,727	23,818
EPAM Systems, Inc.[1]	93,560	21,028
Shopify, Inc., Class A, subordinate voting shares[1]	178,500	11,531
Arista Networks, Inc.[1]	65,356	10,592
Salesforce, Inc.[1]	47,600	10,056
Synopsys, Inc.[1]	22,000	9,579
		1,823,472

Health care 19.49%
Novo Nordisk AS, Class B	1,758,912	284,089
UnitedHealth Group, Inc.	306,020	147,085
DexCom, Inc.[1]	969,700	124,616
ResMed, Inc.	509,000	111,217
Eli Lilly and Company	155,740	73,039
The Cigna Group	259,119	72,709
Merck & Co., Inc.	620,000	71,542
Regeneron Pharmaceuticals, Inc.[1]	95,036	68,287
AstraZeneca PLC	474,010	67,896
Pfizer, Inc.	1,632,219	59,870
Centene Corp.[1]	582,500	39,290
Gilead Sciences, Inc.	457,317	35,245
Mettler-Toledo International, Inc.[1]	25,400	33,316
Sanofi	291,000	31,196
Seagen, Inc.[1]	123,825	23,831
Bayer AG	363,860	20,116
Alnylam Pharmaceuticals, Inc.[1]	104,200	19,792
Danaher Corp.	75,500	18,120
EssilorLuxottica SA	88,074	16,668
Argenx SE (ADR)[1]	42,300	16,486
Zoetis, Inc., Class A	90,200	15,533
Vertex Pharmaceuticals, Inc.[1]	43,700	15,379
Revance Therapeutics, Inc.[1]	597,000	15,110
Catalent, Inc.[1]	287,200	12,453
agilon health, Inc.[1]	577,000	10,005
Virbac SA	33,154	9,798
Siemens Healthineers AG	163,670	9,263
Thermo Fisher Scientific, Inc.	17,472	9,116
Olympus Corp.	567,000	8,975
Bachem Holding AG2	93,403	8,156
Viatris, Inc.	110,678	1,105
EUROAPI[1]	5,869	67
		1,449,370

Consumer discretionary 15.10%
Chipotle Mexican Grill, Inc.[1]	136,100	291,118
LVMH Moët Hennessy-Louis Vuitton SE	221,218	208,769
Floor & Decor Holdings, Inc., Class A1	914,698	95,092
Cie. Financière Richemont SA, Class A	423,330	71,828
Renault SA	1,688,781	71,256
Prosus NV, Class N	664,993	48,663

28	American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Evolution AB	367,568	$46,578
Booking Holdings, Inc.[1]	16,000	43,205
MGM China Holdings, Ltd.[1,2]	27,294,400	31,978
NIKE, Inc., Class B	266,500	29,414
MercadoLibre, Inc.[1]	22,250	26,357
Coupang, Inc., Class A1	1,445,604	25,153
Wynn Macau, Ltd.[1]	21,430,000	19,515
Amazon.com, Inc.[1]	147,000	19,163
Home Depot, Inc.	59,500	18,483
Melco Resorts & Entertainment, Ltd. (ADR)[1]	1,434,100	17,510
Tractor Supply Co.	75,200	16,627
Tesla, Inc.[1]	60,000	15,706
Moncler SpA	217,370	15,041
IDP Education, Ltd.[2]	802,377	11,865
		1,123,321

Financials 9.55%
Tradeweb Markets, Inc., Class A	1,527,288	104,589
AIA Group, Ltd.	9,002,200	91,851
3i Group PLC	2,792,000	69,337
Fiserv, Inc.[1]	497,600	62,772
AXA SA	1,692,893	50,014
Aon PLC, Class A	96,600	33,346
Prudential PLC	2,203,282	31,071
Blackstone, Inc.	312,000	29,007
Société Générale	1,011,450	26,330
Citigroup, Inc.	569,715	26,230
Ping An Insurance (Group) Company of China, Ltd., Class H	3,855,500	24,703
HDFC Bank, Ltd.	1,098,800	22,830
Banco Santander, SA	5,334,500	19,794
Mastercard, Inc., Class A	49,000	19,272
London Stock Exchange Group PLC	165,000	17,484
Adyen NV1	10,022	17,364
Visa, Inc., Class A	70,197	16,670
Zurich Insurance Group AG	32,005	15,206
Wells Fargo & Company	347,300	14,823
AU Small Finance Bank, Ltd.	1,416,725	13,021
The Carlyle Group, Inc.	95,600	3,054
Jackson Financial, Inc., Class A	44,327	1,357
Moscow Exchange MICEX-RTS PJSC[3]	12,640,000	—	[4]
		710,125

Industrials 7.97%
Carrier Global Corp.	1,366,400	67,924
Boeing Company[1]	309,100	65,270
Caterpillar, Inc.	231,600	56,985
MTU Aero Engines AG	167,000	43,270
Alliance Global Group, Inc.	156,400,700	38,027
Airbus SE, non-registered shares	245,400	35,474
DSV A/S	157,870	33,224
Nidec Corp.	599,400	32,947
Safran SA	156,300	24,556
GT Capital Holdings, Inc.	2,454,611	22,927
NIBE Industrier AB, Class B	2,142,588	20,365
Rentokil Initial PLC	2,380,000	18,589
Techtronic Industries Co., Ltd.	1,679,500	18,377
Daikin Industries, Ltd.	74,600	15,228
Canadian Pacific Kansas City, Ltd. (CAD denominated)	183,000	14,781
ASSA ABLOY AB, Class B	611,000	14,667
SMC Corp.	22,500	12,505
L3Harris Technologies, Inc.	62,600	12,255
Recruit Holdings Co., Ltd.	382,400	12,204

American Funds Insurance Series	29

Global Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
BayCurrent Consulting, Inc.	321,000	$12,060
Rheinmetall AG	37,223	10,220
Schneider Electric SE	33,509	6,108
TransDigm Group, Inc.	5,500	4,918
		592,881

Consumer staples 7.86%
Philip Morris International, Inc.	1,478,000	144,282
Keurig Dr Pepper, Inc.	2,125,530	66,465
Kweichow Moutai Co., Ltd., Class A	278,166	64,860
Altria Group, Inc.	1,248,500	56,557
Pernod Ricard SA	216,053	47,735
British American Tobacco PLC	1,383,000	45,883
Nestlé SA	360,086	43,327
Monster Beverage Corp.[1]	634,204	36,429
Carrefour SA, non-registered shares	1,055,594	20,005
Costco Wholesale Corp.	35,970	19,366
Dollar Tree Stores, Inc.[1]	95,000	13,632
Simply Good Foods Co.[1]	263,800	9,652
Bunge, Ltd.	85,000	8,020
Target Corp.	60,500	7,980
		584,193

Materials 3.96%
Sherwin-Williams Company	385,500	102,358
Linde PLC	169,940	64,761
SIG Group AG1	1,798,000	49,691
Vale SA, ordinary nominative shares	1,577,389	21,156
Shin-Etsu Chemical Co., Ltd.	552,500	18,363
First Quantum Minerals, Ltd.	706,200	16,707
Corteva, Inc.	201,300	11,535
DSM-Firmenich AG	93,100	10,019
		294,590

Communication services 3.44%
Alphabet, Inc., Class A1	1,180,100	141,258
Meta Platforms, Inc., Class A1	247,923	71,149
Publicis Groupe SA	273,000	21,297
Tencent Holdings, Ltd.	297,100	12,645
Bharti Airtel, Ltd.	868,779	9,319
		255,668

Energy 3.22%
Canadian Natural Resources, Ltd. (CAD denominated)	1,647,615	92,632
Cenovus Energy, Inc. (CAD denominated)	3,151,200	53,521
Reliance Industries, Ltd.	1,080,600	33,693
Schlumberger NV	335,000	16,455
Exxon Mobil Corp.	152,500	16,356
TotalEnergies SE	200,300	11,480
Halliburton Co.	235,128	7,757
Gaztransport & Technigaz SA	75,000	7,637
Gazprom PJSC[3]	8,346,000	—	[4]
LUKOIL Oil Co. PJSC[3]	246,300	—	[4]
		239,531

Utilities 0.12%
Brookfield Infrastructure Partners, LP	247,500	9,046

Total common stocks (cost: $4,481,950,000)		7,082,197

30	American Funds Insurance Series

Global Growth Fund (continued)

Preferred securities 1.30%	Shares	Value (000)
Health care 1.05%
Sartorius AG, nonvoting non-registered preferred shares[2]	228,400	$78,324

Information technology 0.25%
Samsung Electronics Co., Ltd., nonvoting preferred shares	406,300	18,440

Total preferred securities (cost: $24,068,000)		96,764

Short-term securities 3.62%
Money market investments 3.50%
Capital Group Central Cash Fund 5.15%[5,6]	2,604,985	260,524

Money market investments purchased with collateral from securities on loan 0.12%
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[5,7]	4,605,002	4,605
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[5,7]	4,045,720	4,046
		8,651

Total short-term securities (cost: $269,145,000)		269,175
Total investment securities 100.15% (cost: $4,775,163,000)		7,448,136
Other assets less liabilities (0.15)%		(11,283)

Net assets 100.00%		$7,436,853

Investments in affiliates[6]

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 6/30/2023 (000)	Dividend income (000)
Short-term securities 3.50%
Money market investments 3.50%
Capital Group Central Cash Fund 5.15%[5]	$164,535	$813,362	$717,405	$28	$4	$260,524	$5,675

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $11,345,000, which represented .15% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Rate represents the seven-day yield at 6/30/2023.
[6]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

Refer to the notes to financial statements.

American Funds Insurance Series	31

Global Small Capitalization Fund
Investment portfolio June 30, 2023	unaudited

Common stocks 95.88%	Shares	Value (000)
Industrials 19.93%
International Container Terminal Services, Inc.	11,690,490	$43,117
Visional, Inc.[1]	542,250	30,019
Saia, Inc.[1]	80,994	27,733
IMCD NV	177,337	25,508
Interpump Group SpA	454,700	25,289
Trelleborg AB, Class B	982,292	23,839
Cleanaway Waste Management, Ltd.	12,501,414	21,637
Instalco AB	4,098,065	20,452
Stericycle, Inc.[1]	415,970	19,318
Fasadgruppen Group AB	2,370,503	18,648
Wizz Air Holdings PLC[1]	487,387	16,953
The AZEK Co., Inc., Class A1	526,835	15,958
Diploma PLC	413,200	15,689
Ceridian HCM Holding, Inc.[1]	211,500	14,164
Dürr AG	426,625	13,799
EuroGroup Laminations SpA[1]	1,841,164	13,197
Rumo SA	2,802,100	12,992
CG Power and Industrial Solutions, Ltd.	2,709,008	12,514
Woodward, Inc.	105,000	12,486
Melrose Industries PLC	1,755,389	11,300
Hensoldt AG	337,689	11,084
Alfen NV1,2	162,431	10,926
Reliance Worldwide Corp., Ltd.	3,875,607	10,661
ALS, Ltd.	1,330,332	9,935
Engcon AB, Class B	1,070,647	9,547
Cargotec OYJ, Class B, non-registered shares	165,450	9,086
Comfort Systems USA, Inc.	55,327	9,085
Daiseki Co., Ltd.	313,600	8,846
XPO, Inc.[1]	142,400	8,402
Japan Airport Terminal Co., Ltd.	184,700	8,361
Boyd Group Services, Inc.	40,993	7,821
Addtech AB, Class B	353,050	7,695
Carel Industries SpA	252,900	7,627
Centre Testing International Group Co., Ltd.	2,684,839	7,214
GVS SpA[1,2]	1,192,262	7,210
Guangzhou Baiyun International Airport Co., Ltd., Class A1	3,524,879	6,971
Trex Co., Inc.[1]	102,977	6,751
Godrej Industries Ltd.[1]	1,032,000	6,521
Controladora Vuela Compañía de Aviación, SAB de CV, Class A (ADR), ordinary participation certificates[1]	460,200	6,420
KEI Industries, Ltd.	225,049	6,371
Burckhardt Compression Holding AG	9,963	5,849
SIS, Ltd.[1]	1,128,949	5,820
First Advantage Corp.[1]	361,017	5,563
Harsha Engineers International, Ltd.	970,777	5,448
ICF International, Inc.	43,592	5,422
DL E&C Co., Ltd.	177,600	4,713
Sulzer AG	54,789	4,713
Japan Elevator Service Holdings Co., Ltd.	331,056	4,350
Atkore, Inc.[1]	22,400	3,493
TELUS International (Cda), Inc., subordinate voting shares[1]	228,852	3,474
Dätwyler Holding, Inc., non-registered shares	16,159	3,447
NORMA Group SE, non-registered shares	153,947	2,842
Aalberts NV, non-registered shares	64,502	2,715
LIXIL Corp.	196,500	2,496
Antares Vision SpA[1]	281,100	2,113
ManpowerGroup, Inc.	22,631	1,797
Matson, Inc.	8,674	674
		626,075

32	American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary 19.22%
Melco Resorts & Entertainment, Ltd. (ADR)[1]	3,600,384	$43,961
Skechers USA, Inc., Class A1	700,000	36,862
Thor Industries, Inc.	340,472	35,239
DraftKings, Inc., Class A1	1,286,908	34,193
Five Below, Inc.[1]	165,181	32,465
Mattel, Inc.[1]	1,400,000	27,356
YETI Holdings, Inc.[1]	613,869	23,843
Entain PLC	1,424,930	23,141
TopBuild Corp.[1]	82,261	21,883
Evolution AB	164,961	20,904
Light & Wonder, Inc.[1]	299,658	20,604
NEXTAGE Co., Ltd.[2]	1,036,500	20,150
Wyndham Hotels & Resorts, Inc.	279,778	19,184
Asbury Automotive Group, Inc.[1]	74,351	17,875
Inchcape PLC	1,740,829	17,205
WH Smith PLC	828,756	16,343
HUGO BOSS AG	208,981	16,313
Lands’ End, Inc.[1,3]	2,100,000	16,296
Helen of Troy, Ltd.[1]	141,542	15,289
Domino’s Pizza Enterprises, Ltd.	471,514	14,592
Kindred Group PLC (SDR)	1,164,011	12,401
Golden Entertainment, Inc.[1]	256,800	10,734
Shoei Co., Ltd.	563,400	10,444
MRF, Ltd.	8,205	10,132
Musti Group OYJ	495,800	9,693
Tongcheng Travel Holdings, Ltd.[1]	4,538,400	9,525
NOK Corp.	602,000	8,826
Tube Investments of India, Ltd.	204,200	7,908
On Holding AG, Class A1	238,410	7,868
Compagnie Plastic Omnium SA	337,633	5,939
Ariston Holding NV	545,355	5,771
Melco International Development, Ltd.[1]	6,130,000	5,711
Haichang Ocean Park Holdings, Ltd.[1]	30,194,000	4,593
Chervon Holdings, Ltd.	1,048,800	4,151
IDP Education, Ltd.	246,810	3,650
Elior Group SA1	1,153,174	3,303
Persimmon PLC	251,990	3,285
Everi Holdings, Inc.[1]	174,900	2,529
First Watch Restaurant Group, Inc.[1]	105,725	1,787
Arco Platform, Ltd., Class A1,2	131,900	1,601
		603,549

Information technology 18.76%
eMemory Technology, Inc.	594,430	42,527
Wolfspeed, Inc.[1]	705,981	39,245
Confluent, Inc., Class A1	1,096,085	38,703
Rogers Corp.[1]	171,112	27,708
PAR Technology Corp.[1,2]	837,615	27,583
GitLab, Inc., Class A1	512,260	26,182
Nordic Semiconductor ASA[1]	2,041,037	24,786
ALTEN SA, non-registered shares	142,299	22,426
Net One Systems Co., Ltd.	973,456	21,401
SUMCO Corp.[2]	1,466,300	20,754
Credo Technology Group Holding, Ltd.[1]	1,159,609	20,108
Tanla Platforms, Ltd.	1,327,291	16,572
Pegasystems, Inc.	309,854	15,276
Silicon Laboratories, Inc.[1]	95,000	14,985
Smartsheet, Inc., Class A1	346,627	13,262
Alphawave IP Group PLC[1]	7,104,698	12,974
MACOM Technology Solutions Holdings, Inc.[1]	190,000	12,451
CCC Intelligent Solutions Holdings, Inc.[1]	1,033,074	11,581
Kingdee International Software Group Co., Ltd.[1]	8,134,224	10,921

American Funds Insurance Series	33

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
SHIFT, Inc.[1]	59,200	$10,817
Qorvo, Inc.[1]	104,345	10,646
MongoDB, Inc., Class A1	23,300	9,576
SINBON Electronics Co., Ltd.	797,550	9,491
BE Semiconductor Industries NV	86,402	9,367
Semtech Corp.[1]	362,319	9,225
INFICON Holding AG	7,397	8,923
Keywords Studios PLC	344,606	7,927
Unity Software, Inc.[1,2]	171,112	7,430
Xiamen Faratronic Co., Ltd., Class A	384,267	7,265
Topicus.com, Inc., subordinate voting shares[1]	87,540	7,180
LEM Holding SA	2,850	7,133
Tokyo Seimitsu Co., Ltd.	125,600	6,953
Extreme Networks, Inc.[1]	259,796	6,768
SentinelOne, Inc., Class A1	447,038	6,750
Cognex Corp.	116,600	6,532
OVH Groupe SAS[1,2]	591,394	6,106
Bentley Systems, Inc., Class B	111,857	6,066
MKS Instruments, Inc.	48,570	5,250
Kingboard Laminates Holdings, Ltd.	4,498,000	4,242
Softcat PLC	222,430	3,999
Globant SA1	17,730	3,186
Aspen Technology, Inc.[1]	17,052	2,858
GlobalWafers Co., Ltd.	145,000	2,327
Kingboard Holdings, Ltd.	710,000	1,946
Yotpo, Ltd.[1,4,5]	678,736	923
Maruwa Co., Ltd.	5,300	822
		589,153

Health care 14.73%
Haemonetics Corp.[1]	1,011,991	86,161
Insulet Corp.[1]	251,425	72,496
CONMED Corp.	214,975	29,213
Max Healthcare Institute, Ltd.[1]	3,187,586	23,317
Vaxcyte, Inc.[1]	319,731	15,967
Integra LifeSciences Holdings Corp.[1]	385,860	15,870
Hapvida Participações e Investimentos SA1	16,873,150	15,435
DiaSorin Italia SpA	134,308	13,978
iRhythm Technologies, Inc.[1]	132,230	13,794
Ambu AS, Class B, non-registered shares[1]	752,899	12,316
Bachem Holding AG	135,555	11,837
ICON PLC[1]	46,061	11,524
CompuGroup Medical SE & Co. KGaA	228,815	11,256
The Ensign Group, Inc.	114,846	10,963
Glenmark Pharmaceuticals, Ltd.[1]	1,222,353	10,084
Penumbra, Inc.[1]	28,870	9,933
Denali Therapeutics, Inc.[1]	327,907	9,677
Ocumension Therapeutics[1,2]	9,650,966	9,415
Guardant Health, Inc.[1]	243,104	8,703
New Horizon Health, Ltd.[1,2]	2,328,844	8,167
Encompass Health Corp.	117,866	7,981
Inhibrx, Inc.[1]	263,236	6,834
Netcare, Ltd.	8,818,088	6,750
Angelalign Technology, Inc.[2]	640,800	6,000
CanSino Biologics, Inc., Class H	1,678,600	5,627
Hypera SA, ordinary nominative shares	582,885	5,601
Shandong Pharmaceutical Glass Co., Ltd., Class A	1,250,600	4,692
Medmix AG	171,454	4,534
Masimo Corp.[1]	23,687	3,898
Amplifon SpA[2]	97,143	3,565

34	American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Nordhealth AS, Class A1,2	1,279,999	$2,972
Amvis Holdings, Inc.	122,400	2,786
IDEAYA Biosciences, Inc.[1]	47,360	1,113
		462,459

Financials 8.93%
Cholamandalam Investment and Finance Co., Ltd.	2,859,647	39,809
Eurobank Ergasias Services and Holdings SA1	15,339,241	25,283
HDFC Asset Management Co., Ltd.	780,039	21,841
Euronet Worldwide, Inc.[1]	144,187	16,923
Stifel Financial Corp.	271,050	16,174
Star Health & Allied Insurance Co., Ltd.[1]	2,131,169	15,219
IIFL Finance, Ltd.	2,116,842	13,065
Janus Henderson Group PLC	440,000	11,990
Fukuoka Financial Group, Inc.	572,200	11,811
360 ONE WAM, Ltd.	2,054,000	11,376
SiriusPoint, Ltd.[1]	1,100,000	9,933
Essent Group, Ltd.	200,000	9,360
Bridgepoint Group PLC	3,459,845	8,896
Remgro, Ltd.	1,137,720	8,890
Five-Star Business Finance, Ltd.[1]	993,023	7,850
Patria Investments, Ltd., Class A2	508,200	7,267
Vontobel Holding AG	95,492	6,070
Aptus Value Housing Finance India, Ltd.	1,816,424	5,502
Aditya Birla Capital, Ltd.[1]	2,125,733	5,094
AvidXchange Holdings, Inc.[1]	489,768	5,084
Aavas Financiers, Ltd.[1]	268,552	5,041
AU Small Finance Bank, Ltd.	483,716	4,446
Glacier Bancorp, Inc.	123,330	3,844
Banco del Bajio, SA	1,000,000	3,039
Bolsa Mexicana de Valores, SAB de CV, Series A	1,373,300	2,850
Marqeta, Inc., Class A1	355,670	1,732
Capitec Bank Holdings, Ltd.	15,161	1,263
Independent Bank Group, Inc.	20,402	705
		280,357

Materials 3.97%
JSR Corp.	635,535	18,271
LANXESS AG	534,455	16,093
Zeon Corp.	1,648,100	15,980
PI Industries, Ltd.	188,382	9,011
Resonac Holdings Co., Ltd.	478,200	7,778
Kaneka Corp.	274,500	7,704
Huhtamäki OYJ	225,000	7,390
Gujarat Fluorochemicals, Ltd.[1]	197,025	7,049
Navin Fluorine International, Ltd.	125,000	6,864
Vidrala, SA, non-registered shares	64,918	6,125
Materion Corp.	51,409	5,871
Livent Corp.[1]	198,353	5,441
Lundin Mining Corp.	600,000	4,701
Mayr-Melnhof Karton AG, non-registered shares	17,479	2,559
Recticel SA/NV	175,000	2,082
Toyo Gosei Co., Ltd.	26,500	1,896
		124,815

Real estate 2.65%
Altus Group, Ltd.[2]	551,189	18,278
Embassy Office Parks REIT	4,939,400	17,527
Macrotech Developers, Ltd.	1,165,394	9,671
ESR-Logos REIT	36,822,373	9,122
JHSF Participações SA	5,823,950	6,191
Corp. Inmobiliaria Vesta, SAB de CV	1,900,000	6,164

American Funds Insurance Series	35

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Real estate (continued)
Fibra Uno Administración REIT, SA de CV	3,400,000	$4,966
Mindspace Business Parks REIT	1,250,000	4,705
TAG Immobilien AG1	410,076	3,875
Ayala Land, Inc.	3,718,100	1,639
St. Joe Co.	20,462	989
		83,127

Communication services 2.44%
Lions Gate Entertainment Corp., Class B1	3,059,785	25,549
Indosat Tbk PT	38,135,167	21,944
JCDecaux SE1	976,059	19,351
Rightmove PLC	816,439	5,423
Trustpilot Group PLC[1]	2,966,832	2,568
IHS Holding, Ltd.[1]	192,833	1,886
		76,721

Energy 2.31%
Venture Global LNG, Inc., Series C1,4,5	2,760	47,549
United Tractors Tbk PT	6,273,300	9,842
Subsea 7 SA	617,043	7,676
Weatherford International[1]	82,600	5,486
Aegis Logistics, Ltd.	427,266	1,674
Helmerich & Payne, Inc.	7,700	273
		72,500

Utilities 1.50%
ENN Energy Holdings, Ltd.	1,205,597	15,066
ACEN Corp.[1]	152,135,250	14,892
Brookfield Infrastructure Corp., Class A, subordinate voting shares[2]	157,667	7,190
Neoenergia SA	1,442,015	6,394
SembCorp Industries, Ltd.	824,100	3,507
		47,049

Consumer staples 1.44%
Grocery Outlet Holding Corp.[1]	790,478	24,197
Redcare Pharmacy NV, non-registered shares[1]	146,055	15,113
Scandinavian Tobacco Group A/S	305,111	5,078
AAK AB	32,189	606
DocMorris AG1,2	9,250	403
		45,397

Total common stocks (cost: $2,337,881,000)		3,011,202

Preferred securities 0.67%
Information technology 0.66%
SmartHR, Inc., Series D, preferred shares[1,4,5]	3,006	12,304
Yotpo, Ltd., Series F, preferred shares[1,4,5]	2,158,609	2,936
Yotpo, Ltd., Series B, preferred shares[1,4,5]	287,894	391
Yotpo, Ltd., Series C, preferred shares[1,4,5]	274,070	373
Yotpo, Ltd., Series A-1, preferred shares[1,4,5]	183,819	250
Yotpo, Ltd., Series A, preferred shares[1,4,5]	89,605	122
Yotpo, Ltd., Series C-1, preferred shares[1,4,5]	75,980	103
Yotpo, Ltd., Series D, preferred shares[1,4,5]	42,368	58
Yotpo, Ltd., Series B-1, preferred shares[1,4,5]	33,838	46
Outreach Corp., Series G, preferred shares[1,4,5]	154,354	4,101
		20,684

Health care 0.01%
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[1,4,5]	2,931,405	196

Total preferred securities (cost: $31,674,000)		20,880

36	American Funds Insurance Series

Global Small Capitalization Fund (continued)

Rights & warrants 0.38%	Shares	Value (000)
Information technology 0.38%
OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 1/27/2025[1,6]	526,700	$11,970

Total rights & warrants (cost: $12,265,000)		11,970

Short-term securities 4.17%
Money market investments 2.96%
Capital Group Central Cash Fund 5.15%[3,7]	928,942	92,904

Money market investments purchased with collateral from securities on loan 1.21%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[7,8]	13,538,555	13,539
Capital Group Central Cash Fund 5.15%[3,7,8]	132,339	13,235
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[7,8]	11,363,450	11,363
		38,137

Total short-term securities (cost: $131,016,000)		131,041
Total investment securities 101.10% (cost: $2,512,836,000)		3,175,093
Other assets less liabilities (1.10)%		(34,643)

Net assets 100.00%		$3,140,450

Investments in affiliates[3]

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)		Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Common stocks 0.52%
Consumer discretionary 0.52%
Lands’ End, Inc.[1]	$15,939	$—	$—		$—	$357	$16,296	$—
Short-term securities 3.38%
Money market investments 2.96%
Capital Group Central Cash Fund 5.15%[7]	95,809	237,021	239,945		12	7	92,904	2,594
Money market investments purchased with collateral from securities on loan 0.42%
Capital Group Central Cash Fund 5.15%[7,8]	23,235		10,000	[9]			13,235	—	[10]
Total short-term securities							106,139
Total 3.90%					$12	$364	$122,435	$2,594

American Funds Insurance Series	37

Global Small Capitalization Fund (continued)

Restricted securities[5]

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Venture Global LNG, Inc., Series C1,4	5/1/2015	$8,280	$47,549	1.51%
SmartHR, Inc., Series D, preferred shares[1,4]	5/28/2021	14,344	12,304	.39
Yotpo, Ltd., Series F, preferred shares[1,4]	2/25/2021	4,748	2,936	.10
Yotpo, Ltd.[1,4]	3/16/2021	1,418	923	.03
Yotpo, Ltd., Series B, preferred shares[1,4]	3/16/2021	602	391	.01
Yotpo, Ltd., Series C, preferred shares[1,4]	3/16/2021	573	373	.01
Yotpo, Ltd., Series A-1, preferred shares[1,4]	3/16/2021	384	250	.01
Yotpo, Ltd., Series A, preferred shares[1,4]	3/16/2021	187	122	.01
Yotpo, Ltd., Series C-1, preferred shares[1,4]	3/16/2021	159	103	.00	[11]
Yotpo, Ltd., Series D, preferred shares[1,4]	3/16/2021	89	58	.00	[11]
Yotpo, Ltd., Series B-1, preferred shares[1,4]	3/16/2021	71	46	.00	[11]
Outreach Corp., Series G, preferred shares[1,4]	5/27/2021	4,517	4,101	.13
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[1,4]	2/7/2020	6,000	196	.01
Total		$41,372	$69,352	2.21%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $61,683,000, which represented 1.96% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Value determined using significant unobservable inputs.
[5]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $69,352,000, which represented 2.21% of the net assets of the fund.
[6]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,970,000, which represented .38% of the net assets of the fund.
[7]	Rate represents the seven-day yield at 6/30/2023.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Represents net activity. Refer to Note 5 for more information on securities lending.
[10]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[11]	Amount less than .01%.

Key to abbreviations

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

Refer to the notes to financial statements.

38	American Funds Insurance Series

Growth Fund

Investment portfolio June 30, 2023	unaudited

Common stocks 97.70%	Shares	Value (000)
Information technology 19.62%
Microsoft Corp.	5,878,798	$2,001,966
Broadcom, Inc.	991,420	859,987
ASML Holding NV	701,108	507,511
ASML Holding NV (New York registered) (ADR)	189,937	137,657
Salesforce, Inc.[1]	1,876,667	396,465
Apple, Inc.	1,835,276	355,988
NVIDIA Corp.	722,500	305,632
Shopify, Inc., Class A, subordinate voting shares[1]	4,184,614	270,326
Cloudflare, Inc., Class A1	3,611,700	236,097
Synopsys, Inc.[1]	459,300	199,984
Applied Materials, Inc.	1,213,730	175,433
Taiwan Semiconductor Manufacturing Company, Ltd.	5,119,000	95,394
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	788,400	79,566
Motorola Solutions, Inc.	501,000	146,933
ServiceNow, Inc.[1]	233,666	131,313
Adobe, Inc.[1]	253,534	123,976
Micron Technology, Inc.	1,861,457	117,477
Wolfspeed, Inc.[1]	2,109,815	117,285
MicroStrategy, Inc., Class A1,2	236,458	80,968
Constellation Software, Inc.	38,102	78,944
Keyence Corp.	165,500	78,268
SAP SE	477,361	65,181
DocuSign, Inc.[1]	1,148,159	58,659
CDW Corp.	311,859	57,226
GoDaddy, Inc., Class A1	645,081	48,465
RingCentral, Inc., Class A1	1,465,500	47,966
MongoDB, Inc., Class A1	99,000	40,688
NetApp, Inc.	527,540	40,304
MKS Instruments, Inc.	360,705	38,992
Intel Corp.	1,136,000	37,988
Silicon Laboratories, Inc.[1]	231,815	36,566
TE Connectivity, Ltd.	218,000	30,555
Trimble, Inc.[1]	533,734	28,256
Smartsheet, Inc., Class A1	729,700	27,918
BILL Holdings, Inc.[1]	205,146	23,971
Intuit, Inc.	48,300	22,131
Atlassian Corp., Class A1	125,959	21,137
Ciena Corp.[1]	382,700	16,261
Fair Isaac Corp.[1]	17,982	14,551
Dynatrace, Inc.[1]	230,250	11,851
Palo Alto Networks, Inc.[1]	43,600	11,140
CrowdStrike Holdings, Inc., Class A1	62,700	9,209
Kulicke and Soffa Industries, Inc.	151,860	9,028
Datadog, Inc., Class A1	85,225	8,384
Enphase Energy, Inc.[1]	45,303	7,587
Stripe, Inc., Class B1,3,4	168,598	3,395
		7,214,579

Communication services 17.89%
Meta Platforms, Inc., Class A1	9,732,179	2,792,941
Netflix, Inc.[1]	3,534,737	1,557,016
Alphabet, Inc., Class C1	7,205,896	871,697
Alphabet, Inc., Class A1	2,496,033	298,775
Take-Two Interactive Software, Inc.[1]	1,259,595	185,362
Charter Communications, Inc., Class A1	441,976	162,369
Snap, Inc., Class A, nonvoting shares[1]	12,016,000	142,269
Verizon Communications, Inc.	3,720,000	138,347
Comcast Corp., Class A	3,165,988	131,547
Pinterest, Inc., Class A1	3,756,864	102,713
Frontier Communications Parent, Inc.[1]	3,168,010	59,052
T-Mobile US, Inc.[1]	408,294	56,712

American Funds Insurance Series	39

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Iridium Communications, Inc.	604,439	$37,548
Electronic Arts, Inc.	188,500	24,448
ZoomInfo Technologies, Inc.[1]	555,700	14,109
		6,574,905

Consumer discretionary 15.52%
Tesla, Inc.[1]	7,647,300	2,001,834
Amazon.com, Inc.[1]	3,330,441	434,156
D.R. Horton, Inc.	2,611,044	317,738
Home Depot, Inc.	1,021,730	317,390
Royal Caribbean Cruises, Ltd.[1]	2,197,978	228,018
Chipotle Mexican Grill, Inc.[1]	104,198	222,880
DoorDash, Inc., Class A1	2,869,400	219,280
Airbnb, Inc., Class A1	1,544,000	197,879
LVMH Moët Hennessy-Louis Vuitton SE	158,000	149,109
Tractor Supply Co.	620,446	137,181
Evolution AB	1,047,654	132,758
Hermès International	61,000	132,702
Norwegian Cruise Line Holdings, Ltd.[1]	5,591,100	121,718
Aramark	2,477,864	106,672
adidas AG	513,503	99,596
Amadeus IT Group SA, Class A, non-registered shares	1,300,613	99,160
O’Reilly Automotive, Inc.[1]	79,800	76,233
Booking Holdings, Inc.[1]	23,023	62,170
Toll Brothers, Inc.	744,683	58,882
Etsy, Inc.[1]	630,310	53,331
Darden Restaurants, Inc.	308,568	51,556
NIKE, Inc., Class B	467,106	51,554
Las Vegas Sands Corp.[1]	845,000	49,010
YUM! Brands, Inc.	275,700	38,198
Floor & Decor Holdings, Inc., Class A1	355,300	36,937
Salvatore Ferragamo SpA[2]	2,174,477	35,824
Polaris, Inc.	280,000	33,860
Burlington Stores, Inc.[1]	197,450	31,077
VF Corp.	1,614,746	30,826
Helen of Troy, Ltd.[1]	269,597	29,122
Adient PLC[1]	722,000	27,667
Caesars Entertainment, Inc.[1]	532,514	27,142
NVR, Inc.[1]	3,395	21,560
Skyline Champion Corp.[1]	259,241	16,967
Flutter Entertainment PLC (CDI)[1]	65,253	13,106
Flutter Entertainment PLC[1]	8,614	1,734
Hilton Worldwide Holdings, Inc.	100,828	14,676
YETI Holdings, Inc.[1]	372,600	14,472
Service Corp. International	200,000	12,918
		5,706,893

Health care 14.09%
Regeneron Pharmaceuticals, Inc.[1]	1,068,751	767,940
Intuitive Surgical, Inc.[1]	2,058,000	703,713
UnitedHealth Group, Inc.	1,202,858	578,142
Alnylam Pharmaceuticals, Inc.[1]	2,109,316	400,643
Seagen, Inc.[1]	1,832,651	352,712
Vertex Pharmaceuticals, Inc.[1]	879,601	309,540
Thermo Fisher Scientific, Inc.	525,500	274,180
Eli Lilly and Company	458,748	215,144
Centene Corp.[1]	2,975,690	200,710
Moderna, Inc.[1]	1,271,838	154,528
Edwards Lifesciences Corp.[1]	1,471,694	138,825
NovoCure, Ltd.[1]	2,216,243	91,974
AstraZeneca PLC	550,784	78,893
Karuna Therapeutics, Inc.[1]	354,222	76,813

40	American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Novo Nordisk AS, Class B	425,517	$68,727
Molina Healthcare, Inc.[1]	205,507	61,907
R1 RCM, Inc.[1,2]	3,162,865	58,355
Guardant Health, Inc.[1]	1,545,803	55,340
Danaher Corp.	216,235	51,896
Zoetis, Inc., Class A	297,320	51,201
Bristol-Myers Squibb Company	796,057	50,908
Verily Life Sciences, LLC[1,3,4]	300,178	45,222
Align Technology, Inc.[1]	121,000	42,790
Abbott Laboratories	384,981	41,971
Ascendis Pharma AS (ADR)[1]	437,553	39,052
Veeva Systems, Inc., Class A1	186,440	36,865
Mettler-Toledo International, Inc.[1]	26,000	34,103
Catalent, Inc.[1]	704,073	30,529
Exact Sciences Corp.[1]	276,000	25,916
GE HealthCare Technologies, Inc.	312,599	25,396
agilon health, Inc.[1]	1,405,448	24,370
Humana, Inc.	52,000	23,251
DexCom, Inc.[1]	148,800	19,122
CRISPR Therapeutics AG1	262,678	14,747
Pacific Biosciences of California, Inc.[1]	1,102,052	14,657
Galapagos NV1	231,294	9,412
Ultragenyx Pharmaceutical, Inc.[1]	161,278	7,440
Biohaven, Ltd.[1]	65,550	1,568
Sana Biotechnology, Inc.[1,2]	179,600	1,070
		5,179,572

Industrials 12.12%
Uber Technologies, Inc.[1]	14,666,767	633,164
TransDigm Group, Inc.	698,282	624,383
Delta Air Lines, Inc.	7,215,000	343,001
Carrier Global Corp.	5,403,661	268,616
Jacobs Solutions, Inc.	2,169,000	257,872
United Rentals, Inc.	463,100	206,251
Caterpillar, Inc.	715,348	176,011
Ryanair Holdings PLC (ADR)[1]	1,500,325	165,936
Ryanair Holdings PLC[1]	96,554	1,817
General Electric Co.	1,414,588	155,393
Waste Connections, Inc.	1,008,159	144,096
MTU Aero Engines AG	541,769	140,375
Airbus SE, non-registered shares	955,893	138,179
United Airlines Holdings, Inc.[1]	2,195,376	120,460
Old Dominion Freight Line, Inc.	323,000	119,429
Alaska Air Group, Inc.[1]	2,000,000	106,360
Robert Half International, Inc.	1,300,500	97,824
Boeing Company[1]	385,500	81,402
Equifax, Inc.	290,691	68,400
Ceridian HCM Holding, Inc.[1]	1,005,539	67,341
Genpact, Ltd.	1,524,231	57,265
Northrop Grumman Corp.	121,535	55,396
Quanta Services, Inc.	238,000	46,755
Axon Enterprise, Inc.[1]	233,551	45,571
AMETEK, Inc.	253,600	41,053
Advanced Drainage Systems, Inc.	350,426	39,871
Rockwell Automation	118,900	39,172
Canadian Pacific Kansas City, Ltd.	456,300	36,855
ITT, Inc.	343,000	31,971
HEICO Corp.	179,400	31,743
Dun & Bradstreet Holdings, Inc.	2,339,500	27,068
Saia, Inc.[1]	75,433	25,829
Safran SA	160,243	25,176

American Funds Insurance Series	41

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Armstrong World Industries, Inc.	297,461	$21,852
Paylocity Holding Corp.[1]	65,763	12,135
Einride AB1,3,4	78,648	2,804
		4,456,826

Financials 6.59%
Visa, Inc., Class A	2,482,783	589,611
Mastercard, Inc., Class A	610,368	240,058
Fiserv, Inc.[1]	1,833,900	231,346
Bank of America Corp.	7,760,600	222,652
KKR & Co., Inc.	2,409,043	134,906
Apollo Asset Management, Inc.	1,557,942	119,666
Toast, Inc., Class A1,2	4,137,957	93,394
Marsh & McLennan Companies, Inc.	403,461	75,883
T. Rowe Price Group, Inc.	642,000	71,917
Blackstone, Inc.	738,000	68,612
MSCI, Inc.	129,390	60,721
Aon PLC, Class A	155,700	53,748
JPMorgan Chase & Co.	313,702	45,625
Ryan Specialty Holdings, Inc., Class A1	870,000	39,054
Arch Capital Group, Ltd.[1]	492,472	36,862
Capital One Financial Corp.	335,500	36,694
Progressive Corp.	265,951	35,204
Blue Owl Capital, Inc., Class A	2,891,712	33,688
Block, Inc., Class A1	475,088	31,627
Ares Management Corp., Class A	310,500	29,917
Brookfield Asset Management, Ltd., Class A	826,188	26,958
Tradeweb Markets, Inc., Class A	390,000	26,707
S&P Global, Inc.	64,900	26,018
Wells Fargo & Company	593,000	25,309
Goldman Sachs Group, Inc.	64,250	20,723
Nasdaq, Inc.	411,500	20,513
Morgan Stanley	161,174	13,764
Trupanion, Inc.[1,2]	519,075	10,215
		2,421,392

Energy 4.33%
Halliburton Co.	12,143,661	400,620
Canadian Natural Resources, Ltd. (CAD denominated)	6,534,500	367,382
EOG Resources, Inc.	1,836,699	210,192
Schlumberger NV	3,952,000	194,122
EQT Corp.	2,798,000	115,082
Cenovus Energy, Inc. (CAD denominated)	6,046,800	102,701
Tourmaline Oil Corp.	2,061,700	97,144
Hess Corp.	354,000	48,126
ConocoPhillips	324,408	33,612
MEG Energy Corp.[1]	830,000	13,157
Equitrans Midstream Corp.	936,942	8,957
		1,591,095

Consumer staples 3.92%
Dollar Tree Stores, Inc.[1]	1,909,701	274,042
Dollar General Corp.	1,389,679	235,940
Performance Food Group Co.[1]	3,559,500	214,424
Target Corp.	1,400,000	184,660
Costco Wholesale Corp.	249,200	134,164
Kroger Co.	2,066,000	97,102
Constellation Brands, Inc., Class A	320,900	78,983
Monster Beverage Corp.[1]	983,479	56,491
Keurig Dr Pepper, Inc.	1,562,000	48,844
Molson Coors Beverage Company, Class B, restricted voting shares	608,423	40,059

42	American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Estée Lauder Companies, Inc., Class A	197,486	$38,782
Philip Morris International, Inc.	201,113	19,633
British American Tobacco PLC	484,684	16,080
		1,439,204

Materials 2.45%
Wheaton Precious Metals Corp.	3,674,000	158,790
Silgan Holdings, Inc.	2,858,000	134,012
Linde PLC	338,760	129,095
Grupo México, SAB de CV, Series B	21,150,000	101,827
ATI, Inc.[1]	2,070,860	91,594
CF Industries Holdings, Inc.	1,006,500	69,871
Royal Gold, Inc.	599,000	68,753
Franco-Nevada Corp.	390,000	55,585
Olin Corp.	550,660	28,298
Mosaic Co.	684,500	23,957
Summit Materials, Inc., Class A	570,855	21,607
Barrick Gold Corp.	1,103,000	18,674
		902,063

Utilities 0.73%
PG&E Corp.[1]	9,227,065	159,444
Constellation Energy Corp.	799,127	73,160
AES Corp.	1,085,884	22,510
Edison International	199,191	13,834
		268,948

Real estate 0.44%
Zillow Group, Inc., Class C, nonvoting shares[1]	1,568,375	78,826
Crown Castle, Inc. REIT	381,000	43,411
Equinix, Inc. REIT	51,784	40,596
		162,833

Total common stocks (cost: $19,742,913,000)		35,918,310

Preferred securities 0.31%
Information technology 0.29%
Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,3,4]	2,763,342	55,638
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,4]	52,656	1,060
PsiQuantum Corp., Series D, preferred shares[1,3,4]	906,761	24,301
Samsung Electronics Co., Ltd., nonvoting preferred shares	489,101	22,198
Tipalti Solutions, Ltd., Series F, preferred shares[1,3,4]	406,310	2,218
		105,415

Industrials 0.02%
ABL Space Systems Co., Series B2, preferred shares[1,3,4]	153,713	4,908
Einride AB, Series C, preferred shares[1,3,4]	77,647	2,640
		7,548

Total preferred securities (cost: $121,925,000)		112,963

Convertible stocks 0.02%
Financials 0.02%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 9/15/2023	125,800	8,316

Total convertible stocks (cost: $7,758,000)		8,316

American Funds Insurance Series	43

Growth Fund (continued)

Convertible bonds & notes 0.01%	Principal amount (000)		Value (000)
Consumer staples 0.01%
JUUL Labs, Inc., convertible notes, 7.00% PIK 2/3/2025[3,4,5]	USD	48,099	$3,434

Total convertible bonds & notes (cost: $43,662,000)			3,434

Bonds, notes & other debt instruments 0.05%
Corporate bonds, notes & loans 0.05%
Consumer discretionary 0.05%
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]		19,060	17,793

Total bonds, notes & other debt instruments (cost: $14,502,000)			17,793

Short-term securities 2.14%		Shares
Money market investments 2.07%
Capital Group Central Cash Fund 5.15%[7,8]		7,604,200	760,496

Money market investments purchased with collateral from securities on loan 0.07%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[7,9]		9,611,308	9,612
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[7,9]		9,440,918	9,441
Capital Group Central Cash Fund 5.15%[7,8,9]		67,093	6,710
			25,763

Total short-term securities (cost: $786,036,000)			786,259
Total investment securities 100.23% (cost: $20,716,796,000)			36,847,075
Other assets less liabilities (0.23)%			(82,747)

Net assets 100.00%			$36,764,328

Investments in affiliates[8]

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)		Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Short-term securities 2.09%
Money market investments 2.07%
Capital Group Central Cash Fund 5.15%[7]	$1,142,555	$2,047,669	$2,429,917		$184	$5	$760,496	$26,412
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 5.15%[7,9]	24,410		17,700	[10]			6,710	—	[11]
Total 2.09%					$184	$5	$767,206	$26,412

44	American Funds Insurance Series

Growth Fund (continued)

Restricted securities[4]
	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,3]	3/15/2023	$55,638	$55,638	.15%
Stripe, Inc., Class B1,3	5/6/2021	6,766	3,395	.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3]	3/15/2021	2,113	1,060	.0012
Verily Life Sciences, LLC[1,3]	12/21/2018	37,000	45,222	.12
PsiQuantum Corp., Series D, preferred shares[1,3]	5/28/2021	23,781	24,301	.07
Einride AB1,3	2/1/2023	2,674	2,804	.01
Einride AB, Series C, preferred shares[1,3]	11/23/2022	2,640	2,640	.01
ABL Space Systems Co., Series B2, preferred shares[1,3]	10/22/2021	10,452	4,908	.01
JUUL Labs, Inc., convertible notes, 7.00% PIK 2/3/2025[3,5]	2/3/2020-5/3/2023	43,662	3,434	.01
Tipalti Solutions, Ltd., Series F, preferred shares[1,3]	12/1/2021	6,956	2,218	.01
Total		$191,682	$145,620	.40%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $27,798,000, which represented .08% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Value determined using significant unobservable inputs.
[4]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $145,620,000, which represented .40% of the net assets of the fund.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[6]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $17,793,000, which represented .05% of the net assets of the fund.
[7]	Rate represents the seven-day yield at 6/30/2023.
[8]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[12]	Amount less than .01%.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

PIK = Payment In Kind

REIT = Real Estate Investment

Trust USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	45

International Fund	unaudited
Investment portfolio June 30, 2023

Common stocks 95.95%	Shares	Value (000)
Industrials 16.31%
Airbus SE, non-registered shares	1,603,511	$231,796
Recruit Holdings Co., Ltd.	4,813,889	153,628
Safran SA	698,073	109,675
Melrose Industries PLC	12,204,660	78,564
Siemens AG	385,532	64,171
MTU Aero Engines AG	229,720	59,522
DSV A/S	230,223	48,451
Ashtead Group PLC	645,000	44,789
Thales SA	271,438	40,631
Techtronic Industries Co., Ltd.	3,599,500	39,386
NIBE Industrier AB, Class B	3,485,992	33,134
Legrand SA	305,587	30,315
International Container Terminal Services, Inc.	7,953,240	29,333
Rumo SA	6,131,077	28,426
Diploma PLC	599,545	22,765
Shenzhen Inovance Technology Co., Ltd., Class A	2,350,967	20,806
Grab Holdings, Ltd., Class A1	5,356,295	18,372
ZTO Express (Cayman), Inc., Class A (ADR)	595,154	14,926
DHL Group	253,300	12,369
AB Volvo, Class B	537,810	11,155
Airports of Thailand PCL, foreign registered shares[1]	5,078,900	10,366
Kingspan Group PLC	153,796	10,240
Larsen & Toubro, Ltd.	290,071	8,747
Fluidra, SA, non-registered shares	432,985	8,433
Bureau Veritas SA	292,900	8,034
TELUS International (Cda), Inc., subordinate voting shares[1,2]	526,752	7,996
Astra International Tbk PT	15,845,900	7,220
CCR SA, ordinary nominative shares	1,865,765	5,475
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	846,334	3,535
		1,162,260

Information technology 15.18%
SK hynix, Inc.	3,170,752	279,579
Shopify, Inc., Class A, subordinate voting shares[1]	3,657,025	236,244
ASML Holding NV	180,335	130,539
Taiwan Semiconductor Manufacturing Company, Ltd.	6,501,000	121,148
NICE, Ltd. (ADR)[1]	382,500	78,986
NXP Semiconductors NV	173,200	35,451
Samsung Electronics Co., Ltd.	631,500	34,806
Lasertec Corp.[2]	214,511	32,421
Fujitsu, Ltd.	246,200	31,742
Disco Corp.	146,500	23,177
OBIC Co., Ltd.	108,800	17,443
Constellation Software, Inc.	7,730	16,016
Dassault Systemes SE	277,000	12,284
SAP SE	60,985	8,327
Tata Consultancy Services, Ltd.	185,186	7,472
Canva, Inc.[1,3,4]	4,819	5,885
Renesas Electronics Corp.[1]	300,600	5,689
Infosys, Ltd.	305,452	4,951
		1,082,160

Health care 12.98%
Daiichi Sankyo Company, Ltd.	9,749,808	309,180
Novo Nordisk AS, Class B	1,250,591	201,988
Olympus Corp.	5,036,100	79,716
Bayer AG	958,036	52,966
Siemens Healthineers AG	810,600	45,878
Grifols, SA, Class A, non-registered shares[1]	2,789,283	35,774
Grifols, SA, Class B (ADR)[1]	793,690	7,270
Eurofins Scientific SE, non-registered shares	525,037	33,350
AstraZeneca PLC	201,300	28,834

46	American Funds Insurance Series

International Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Takeda Pharmaceutical Company, Ltd.	690,800	$21,713
M3, Inc.	963,135	20,822
HOYA Corp.	148,500	17,714
Sanofi	153,524	16,458
Insulet Corp.[1]	46,653	13,452
Ambu AS, Class B, non-registered shares[1]	662,880	10,843
WuXi Biologics (Cayman), Inc.[1]	2,168,166	10,447
WuXi AppTec Co., Ltd., Class H	920,200	7,393
WuXi AppTec Co., Ltd., Class A	288,960	2,489
bioMérieux SA	52,046	5,462
Hapvida Participações e Investimentos SA1	3,777,281	3,455
		925,204

Materials 11.04%
First Quantum Minerals, Ltd.	11,403,572	269,778
Fortescue Metals Group, Ltd.	12,796,750	190,582
Shin-Etsu Chemical Co., Ltd.	2,617,500	86,997
Glencore PLC	12,159,588	68,976
Vale SA (ADR), ordinary nominative shares	3,943,205	52,918
Vale SA, ordinary nominative shares	264,281	3,544
Ivanhoe Mines, Ltd., Class A1,2	3,403,051	31,083
JSR Corp.	787,000	22,625
Wacker Chemie AG	147,773	20,279
Linde PLC	35,287	13,447
Air Liquide SA, non-registered shares	61,482	11,023
DSM-Firmenich AG	82,598	8,889
BASF SE	136,760	6,640
		786,781

Consumer discretionary 10.79%
MercadoLibre, Inc.[1]	120,397	142,622
Evolution AB	699,962	88,699
Sony Group Corp.	868,100	77,867
Flutter Entertainment PLC[1]	357,914	72,035
Flutter Entertainment PLC (CDI)[1]	17,996	3,615
LVMH Moët Hennessy-Louis Vuitton SE	76,982	72,650
Entain PLC	4,112,405	66,786
Ferrari NV (EUR denominated)	177,292	58,043
adidas AG	275,290	53,394
Maruti Suzuki India, Ltd.	398,600	47,648
Coupang, Inc., Class A1	1,150,314	20,015
Dowlais Group PLC[1]	12,204,660	19,676
Cie. Financière Richemont SA, Class A	103,117	17,496
InterContinental Hotels Group PLC	155,468	10,736
Burberry Group PLC	338,176	9,101
Aptiv PLC[1]	84,000	8,576
		768,959

Financials 8.99%
Kotak Mahindra Bank, Ltd.	7,207,964	162,321
AIA Group, Ltd.	11,919,676	121,618
Nu Holdings, Ltd., Class A1	10,961,215	86,484
Aegon NV	12,263,736	62,112
HDFC Bank, Ltd.	2,216,455	46,051
HDFC Bank, Ltd. (ADR)	207,750	14,480
Bajaj Finance, Ltd.	396,342	34,681
Axis Bank, Ltd.	2,029,545	24,492
ING Groep NV	1,354,776	18,296
FinecoBank SpA	1,211,135	16,337
B3 SA - Brasil, Bolsa, Balcao	4,413,000	13,465
China Merchants Bank Co., Ltd., Class A	2,726,800	12,352
Bajaj Finserv, Ltd.	325,950	6,082

American Funds Insurance Series	47

International Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Allfunds Group PLC	974,588	$5,959
China Pacific Insurance (Group) Co., Ltd., Class H	2,236,800	5,792
ICICI Bank, Ltd.	485,000	5,543
Futu Holdings, Ltd. (ADR)[1,2]	119,972	4,768
		640,833

Energy 8.64%
Reliance Industries, Ltd.	7,522,542	234,555
Canadian Natural Resources, Ltd. (CAD denominated)	2,200,639	123,724
Woodside Energy Group, Ltd.	3,071,566	71,133
TotalEnergies SE	1,147,298	65,755
Cenovus Energy, Inc. (CAD denominated)	3,289,364	55,868
Neste OYJ	1,237,003	47,675
Shell PLC (GBP denominated)	573,839	17,085
		615,795

Communication services 6.52%
Sea, Ltd., Class A (ADR)[1]	3,230,406	187,493
Bharti Airtel, Ltd.	10,221,902	109,642
Bharti Airtel, Ltd., interim shares	644,900	3,825
Universal Music Group NV	1,717,633	38,162
Informa PLC	3,630,108	33,463
Tencent Holdings, Ltd.	705,800	30,041
Ubisoft Entertainment SA1	800,864	22,637
SoftBank Group Corp.	406,900	19,312
Singapore Telecommunications, Ltd.	5,800,500	10,747
Vivendi SE	811,801	7,484
Yandex NV, Class A1	157,000	2,218
		465,024

Consumer staples 3.52%
Danone SA	878,392	53,825
Kweichow Moutai Co., Ltd., Class A	218,023	50,837
Seven & i Holdings Co., Ltd.	1,044,300	45,153
Treasury Wine Estates, Ltd.	3,953,315	29,704
Kobe Bussan Co., Ltd.	1,115,700	28,841
JBS SA	3,640,000	13,273
Essity Aktiebolag, Class B	331,455	8,822
Nestlé SA	65,808	7,918
Diageo PLC	177,187	7,601
Pernod Ricard SA	22,974	5,076
		251,050

Utilities 1.38%
ENN Energy Holdings, Ltd.	7,292,228	91,129
SembCorp Industries, Ltd.	1,647,600	7,012
		98,141

Real estate 0.60%
ESR Group, Ltd.	14,852,600	25,570
China Resources Mixc Lifestyle Services, Ltd.	2,244,600	11,167
Ayala Land, Inc.	14,181,500	6,251
		42,988

Total common stocks (cost: $5,274,387,000)		6,839,195

Preferred securities 0.54%
Health care 0.29%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	2,274,930	20,673

48	American Funds Insurance Series

International Fund (continued)

Preferred securities (continued)	Shares	Value (000)
Consumer discretionary 0.13%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	76,781	$9,530

Financials 0.11%
Itaú Unibanco Holding SA, preferred nominative shares	1,308,816	7,768

Information technology 0.01%
Canva, Inc., Series A, noncumulative preferred shares[1,3,4]	422	516
Canva, Inc., Series A-3, noncumulative preferred shares[1,3,4]	18	22
Canva, Inc., Series A-4, noncumulative preferred shares[1,3,4]	1	1
		539

Total preferred securities (cost: $55,332,000)		38,510

Rights & warrants 0.09%
Health care 0.09%
WuXi AppTec Co., Ltd., Class A, warrants, expire 11/21/2023[1,5]	729,706	6,285

Total rights & warrants (cost: $8,772,000)		6,285

Short-term securities 2.77%
Money market investments 2.74%
Capital Group Central Cash Fund 5.15%[6,7]	1,955,955	195,615

Money market investments purchased with collateral from securities on loan 0.03%
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[6,8]	1,699,039	1,699
Capital Group Central Cash Fund 5.15%[6,7,8]	4,222	422
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[6,8]	175,418	176
		2,297

Total short-term securities (cost: $197,855,000)		197,912
Total investment securities 99.35% (cost: $5,536,346,000)		7,081,902
Other assets less liabilities 0.65%		46,054

Net assets 100.00%		$7,127,956

Investments in affiliates7

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Short-term securities 2.75%
Money market investments 2.74%
Capital Group Central Cash Fund 5.15%[6]	$306,023	$381,566	$492,024	$42	$8	$195,615	$5,681
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 5.15%[6,8]	422					422	—	[9]
Total 2.75%				$42	$8	$196,037	$5,681

American Funds Insurance Series	49

International Fund (continued)

Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Canva, Inc.[1,3]	8/26/2021-11/4/2021	$8,215	$5,885	.08%
Canva, Inc., Series A, noncumulative preferred shares[1,3]	11/4/2021	719	516	.01
Canva, Inc., Series A-3, noncumulative preferred shares[1,3]	11/4/2021	31	22	.00	[10]
Canva, Inc., Series A-4, noncumulative preferred shares[1,3]	11/4/2021	2	1	.00	[10]
Total		$8,967	$6,424	.09%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $22,230,000, which represented .31% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Value determined using significant unobservable inputs.
[4]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $6,424,000, which represented .09% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,285,000, which represented .09% of the net assets of the fund.
[6]	Rate represents the seven-day yield at 6/30/2023.
[7]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[10]	Amount less than .01%.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

Refer to the notes to financial statements.

50	American Funds Insurance Series

New World Fund	unaudited
Investment portfolio June 30, 2023

Common stocks 90.65%	Shares	Value (000)
Financials 14.66%
Kotak Mahindra Bank, Ltd.	2,384,734	$53,703
AIA Group, Ltd.	3,711,800	37,872
HDFC Bank, Ltd.	1,726,442	35,870
B3 SA - Brasil, Bolsa, Balcao	10,314,336	31,472
Ping An Insurance (Group) Company of China, Ltd., Class H	3,647,344	23,369
Capitec Bank Holdings, Ltd.	238,370	19,854
AU Small Finance Bank, Ltd.	1,861,927	17,113
Bank Central Asia Tbk PT	27,651,300	17,046
ICICI Bank, Ltd.	909,991	10,401
ICICI Bank, Ltd. (ADR)	280,339	6,470
Nu Holdings, Ltd., Class A1	2,097,110	16,546
Mastercard, Inc., Class A	41,629	16,373
XP, Inc., Class A1	630,152	14,783
Bank Mandiri (Persero) Tbk PT	35,224,400	12,334
Visa, Inc., Class A	45,982	10,920
Shriram Finance, Ltd.	482,099	10,203
Bajaj Finance, Ltd.	104,921	9,181
Eurobank Ergasias Services and Holdings SA1	5,195,798	8,564
Discovery, Ltd.[1]	1,002,954	7,750
UniCredit SpA	312,716	7,293
Bank Rakyat Indonesia (Persero) Tbk PT	19,379,000	7,044
Edenred SA	96,426	6,457
Bank of the Philippine Islands	3,235,588	6,392
China Merchants Bank Co., Ltd., Class H	1,387,500	6,310
Bank of Baroda	2,620,540	6,100
PagSeguro Digital, Ltd., Class A1	616,655	5,821
Industrial and Commercial Bank of China, Ltd., Class H	10,655,000	5,687
Erste Group Bank AG	160,960	5,652
Bank of Ningbo Co., Ltd., Class A	1,461,600	5,109
Banco Bilbao Vizcaya Argentaria, SA	661,833	5,103
Axis Bank, Ltd.	383,495	4,628
Alpha Services and Holdings SA1	2,455,612	4,026
Canara Bank	1,089,787	4,024
United Overseas Bank, Ltd.	160,000	3,317
Bajaj Finserv, Ltd.	176,172	3,287
China Pacific Insurance (Group) Co., Ltd., Class H	1,268,800	3,286
Aon PLC, Class A	9,274	3,201
Grupo Financiero Banorte, SAB de CV, Series O	380,087	3,136
National Bank of Greece SA1	461,283	2,999
Ngern Tid Lor PCL, foreign registered shares	4,337,950	2,846
DBS Group Holdings, Ltd.	119,573	2,796
East Money Information Co., Ltd., Class A	1,403,147	2,753
Max Financial Services, Ltd.[1]	276,426	2,734
Moody’s Corp.	7,817	2,718
Piramal Enterprises, Ltd.	224,052	2,576
Postal Savings Bank of China Co., Ltd., Class H	3,924,000	2,421
Euronet Worldwide, Inc.[1]	19,369	2,273
Hong Kong Exchanges and Clearing, Ltd.	58,600	2,229
S&P Global, Inc.	5,172	2,073
Prudential PLC	117,401	1,656
China Construction Bank Corp., Class H	1,934,000	1,254
Société Générale	38,740	1,008
TISCO Financial Group PCL, foreign registered shares	314,900	865
StoneCo, Ltd., Class A1	66,035	841
PB Fintech, Ltd.[1]	91,463	780
Türkiye Garanti Bankasi AS	525,956	652
Akbank TAS	694,966	543
Lufax Holding, Ltd. (ADR)	235,400	337
Standard Bank Group, Ltd.	25,200	238

American Funds Insurance Series	51

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Network International Holdings PLC[1]	44,787	$218
Moscow Exchange MICEX-RTS PJSC[2]	438,203	—	[3]
Sberbank of Russia PJSC[2]	2,662,164	—	[3]
		492,507

Information technology 13.31%
Microsoft Corp.	287,276	97,829
Taiwan Semiconductor Manufacturing Company, Ltd.	3,651,000	68,038
Broadcom, Inc.	39,912	34,621
ASML Holding NV	47,468	34,361
Apple, Inc.	114,469	22,204
Wolfspeed, Inc.[1]	321,162	17,853
SK hynix, Inc.	182,698	16,109
NVIDIA Corp.	30,935	13,086
Synopsys, Inc.[1]	26,832	11,683
Tata Consultancy Services, Ltd.	268,866	10,848
Keyence Corp.	22,600	10,688
Micron Technology, Inc.	163,658	10,328
SAP SE	57,592	7,864
ASM International NV	17,927	7,624
Cognizant Technology Solutions Corp., Class A	106,943	6,981
Capgemini SE	35,356	6,698
Infosys, Ltd. (ADR)	332,266	5,339
Infosys, Ltd.	65,336	1,059
Samsung Electronics Co., Ltd.	113,953	6,281
Accenture PLC, Class A	19,360	5,974
Tokyo Electron, Ltd.	40,000	5,728
EPAM Systems, Inc.[1]	22,876	5,141
NICE, Ltd. (ADR)[1]	22,182	4,581
Xiamen Faratronic Co., Ltd., Class A	221,800	4,194
Nokia Corp.	949,741	3,986
TE Connectivity, Ltd.	25,325	3,550
Applied Materials, Inc.	19,715	2,850
Silergy Corp.	226,376	2,830
MediaTek, Inc.	109,000	2,419
Kingdee International Software Group Co., Ltd.[1]	1,800,000	2,417
Trimble, Inc.[1]	39,778	2,106
Coforge, Ltd.	33,028	1,901
KLA Corp.	3,477	1,686
Hamamatsu Photonics KK	32,400	1,591
Logitech International SA4	26,456	1,573
Globant SA1	7,546	1,356
Atlassian Corp., Class A1	7,099	1,191
Disco Corp.	6,300	997
MKS Instruments, Inc.	7,581	819
Canva, Inc.[1,2,5]	385	470
Intel Corp.	3,575	120
		446,974

Industrials 13.04%
Airbus SE, non-registered shares	358,867	51,876
General Electric Co.	222,693	24,463
Larsen & Toubro, Ltd.	707,114	21,323
Safran SA	135,073	21,222
Shenzhen Inovance Technology Co., Ltd., Class A	2,238,574	19,811
DSV A/S	93,966	19,775
Copa Holdings, SA, Class A	166,717	18,436
IMCD NV	125,558	18,060
Carrier Global Corp.	337,420	16,773
Rumo SA	3,573,255	16,567
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	3,188,388	13,316
Grab Holdings, Ltd., Class A1	3,839,148	13,168

52	American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
International Container Terminal Services, Inc.	3,562,350	$13,139
Astra International Tbk PT	27,246,500	12,415
Daikin Industries, Ltd.	50,800	10,370
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	422,047	7,575
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	10,485	1,874
Caterpillar, Inc.	37,485	9,223
ZTO Express (Cayman), Inc., Class A (ADR)	324,378	8,135
InPost SA1	744,921	8,083
TransDigm Group, Inc.	8,524	7,622
CCR SA, ordinary nominative shares	2,313,906	6,790
BAE Systems PLC	533,775	6,298
Contemporary Amperex Technology Co., Ltd., Class A	189,564	5,986
Thales SA	38,028	5,692
Wizz Air Holdings PLC[1]	162,803	5,663
Techtronic Industries Co., Ltd.	475,000	5,198
Boeing Company[1]	24,171	5,104
Jiangsu Hengli Hydraulic Co., Ltd., Class A	570,564	5,054
SMC Corp.	8,900	4,947
Mitsui & Co., Ltd.	128,500	4,835
Siemens AG	27,001	4,494
TELUS International (Cda), Inc., subordinate voting shares[1,4]	284,781	4,323
Interpump Group SpA	76,471	4,253
Bharat Electronics, Ltd.	2,642,606	4,058
Raytheon Technologies Corp.	38,466	3,768
Spirax-Sarco Engineering PLC	20,921	2,756
Legrand SA	27,553	2,733
ABB, Ltd.	68,631	2,701
Bureau Veritas SA	96,885	2,658
Centre Testing International Group Co., Ltd.	927,496	2,492
Epiroc AB, Class B	148,206	2,397
Suzhou Maxwell Technologies Co., Ltd., Class A	99,660	2,324
Hitachi, Ltd.	31,200	1,931
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	291,900	1,456
GT Capital Holdings, Inc.	128,260	1,198
Teleperformance SE4	6,774	1,137
Haitian International Holdings, Ltd.	485,000	1,133
Nidec Corp.	17,700	973
Vicor Corp.[1]	15,480	836
Schneider Electric SE	4,375	797
Experian PLC	20,695	795
		438,006

Health care 12.15%
Novo Nordisk AS, Class B	450,956	72,836
Eli Lilly and Company	89,943	42,182
Thermo Fisher Scientific, Inc.	60,512	31,572
Max Healthcare Institute, Ltd.[1]	4,252,406	31,107
AstraZeneca PLC	207,534	29,727
Abbott Laboratories	147,994	16,134
Rede D’Or Sao Luiz SA	2,108,947	14,499
Jiangsu Hengrui Medicine Co., Ltd., Class A	2,186,888	14,420
EssilorLuxottica SA	66,832	12,648
Danaher Corp.	46,548	11,172
Revvity, Inc.	91,492	10,868
Hypera SA, ordinary nominative shares	1,080,763	10,385
BeiGene, Ltd. (ADR)[1]	53,513	9,541
BeiGene, Ltd.[1]	42,200	577
Laurus Labs, Ltd.	1,889,092	8,448
GE HealthCare Technologies, Inc.	96,358	7,828
WuXi Biologics (Cayman), Inc.[1]	1,594,600	7,684
Bayer AG	129,367	7,152
Innovent Biologics, Inc.[1]	1,616,373	6,138

American Funds Insurance Series	53

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
WuXi AppTec Co., Ltd., Class H	419,500	$3,370
WuXi AppTec Co., Ltd., Class A	195,859	1,687
Olympus Corp.	317,000	5,018
Zoetis, Inc., Class A	28,522	4,912
Siemens Healthineers AG	84,064	4,758
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	114,600	4,730
Straumann Holding AG	27,463	4,460
CSL, Ltd.	23,589	4,365
Legend Biotech Corp. (ADR)[1]	61,586	4,251
Zai Lab, Ltd. (ADR)[1]	144,629	4,011
Pfizer, Inc.	82,783	3,036
Align Technology, Inc.[1]	6,196	2,191
Carl Zeiss Meditec AG, non-registered shares	19,100	2,065
Mettler-Toledo International, Inc.[1]	1,375	1,803
Asahi Intecc Co., Ltd.[4]	86,400	1,699
Medtronic PLC	18,936	1,668
Angelalign Technology, Inc.[4]	177,800	1,665
CanSino Biologics, Inc., Class H4	441,296	1,479
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	196,284	1,478
Shionogi & Co., Ltd.	32,900	1,390
OdontoPrev SA	385,157	1,010
Merck KGaA	5,502	910
Genus PLC	27,174	748
Alcon, Inc.	3,273	272
Shandong Pharmaceutical Glass Co., Ltd., Class A	47,100	177
		408,071

Consumer discretionary 10.78%
LVMH Moët Hennessy-Louis Vuitton SE	64,564	60,931
MercadoLibre, Inc.[1]	29,934	35,460
Midea Group Co., Ltd., Class A	3,438,868	27,990
Evolution AB	147,261	18,661
Hermès International	7,881	17,145
Galaxy Entertainment Group, Ltd.[1]	2,513,000	16,039
Alibaba Group Holding, Ltd. (ADR)[1]	99,487	8,292
Alibaba Group Holding, Ltd.[1]	683,672	7,110
Trip.com Group, Ltd. (ADR)[1]	404,137	14,145
adidas AG	59,310	11,503
Jumbo SA	367,791	10,107
Li Ning Co., Ltd.	1,756,501	9,499
General Motors Company	236,850	9,133
Tesla, Inc.[1]	30,852	8,076
YUM! Brands, Inc.	56,802	7,870
Titan Co., Ltd.	191,703	7,134
Eicher Motors, Ltd.[1]	146,037	6,381
Zhongsheng Group Holdings, Ltd.	1,654,000	6,355
Kering SA	11,160	6,181
Marriott International, Inc., Class A	33,133	6,086
NIKE, Inc., Class B	53,555	5,911
Amadeus IT Group SA, Class A, non-registered shares	72,348	5,516
Naspers, Ltd., Class N	23,182	4,201
Industria de Diseño Textil, SA	107,220	4,166
Airbnb, Inc., Class A1	32,385	4,150
H World Group, Ltd. (ADR)[1]	97,896	3,796
IDP Education, Ltd.	240,057	3,550
Ferrari NV (EUR denominated)	10,234	3,350
Stellantis NV	178,203	3,137
JD.com, Inc., Class A	178,531	3,037
Maruti Suzuki India, Ltd.	23,836	2,849
Sands China, Ltd.[1]	768,800	2,631
Cie. Financière Richemont SA, Class A	15,317	2,599
Melco Resorts & Entertainment, Ltd. (ADR)[1]	203,530	2,485

54	American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
InterContinental Hotels Group PLC	35,617	$2,460
Aptiv PLC[1]	22,350	2,282
Magazine Luiza SA1	2,749,107	1,935
Shangri-La Asia, Ltd.[1]	2,130,000	1,631
Inchcape PLC	158,322	1,565
Renault SA	31,040	1,310
Flutter Entertainment PLC[1]	6,201	1,248
Levi Strauss & Co., Class A	82,394	1,189
Booking Holdings, Inc.[1]	417	1,126
Gree Electric Appliances, Inc. of Zhuhai, Class A	132,946	668
MakeMyTrip, Ltd., non-registered shares[1]	18,674	504
Cyrela Brazil Realty SA, ordinary nominative shares	108,930	458
Americanas SA, ordinary nominative shares[1]	801,908	196
Meituan, Class B1	5,521	87
		362,135

Materials 7.71%
Vale SA (ADR), ordinary nominative shares	1,491,477	20,016
Vale SA, ordinary nominative shares	1,300,390	17,441
First Quantum Minerals, Ltd.	1,317,192	31,161
Freeport-McMoRan, Inc.	613,907	24,556
Asian Paints, Ltd.	452,075	18,527
Linde PLC	45,213	17,230
Sika AG	51,771	14,808
Albemarle Corp.	56,242	12,547
Gerdau SA (ADR)	2,356,541	12,301
Pidilite Industries, Ltd.	351,743	11,141
Shin-Etsu Chemical Co., Ltd.	266,400	8,854
CEMEX, SAB de CV (ADR), ordinary participation certificates, units[1]	1,247,606	8,833
Barrick Gold Corp.	475,300	8,047
LANXESS AG4	177,746	5,352
Jindal Steel & Power, Ltd.[1]	724,643	5,145
Wacker Chemie AG	31,798	4,364
Givaudan SA	1,315	4,362
Nutrien, Ltd. (CAD denominated)[4]	67,724	3,998
Sociedad Química y Minera de Chile SA, Class B (ADR)	40,251	2,923
Loma Negra Compania Industrial Argentina SA (ADR)	422,194	2,871
Arkema SA	28,764	2,713
Fresnillo PLC	290,007	2,248
Shandong Sinocera Functional Material Co., Ltd., Class A	551,700	2,081
Amcor PLC (CDI)	203,326	2,023
Corteva, Inc.	33,900	1,943
Wheaton Precious Metals Corp.	39,331	1,700
Grupo México, SAB de CV, Series B	347,874	1,675
BASF SE	32,586	1,582
Guangzhou Tinci Materials Technology Co., Ltd., Class A	263,900	1,499
China Jushi Co., Ltd., Class A	714,543	1,396
Glencore PLC	238,546	1,353
CCL Industries, Inc., Class B, nonvoting shares	25,121	1,235
Umicore SA	34,684	970
DSM-Firmenich AG	8,226	885
OCI NV	36,366	873
Polymetal International PLC[1]	76,572	186
Alrosa PJSC[2]	1,123,215	—	[3]
		258,839

Consumer staples 6.14%
Kweichow Moutai Co., Ltd., Class A	117,807	27,469
ITC, Ltd.	3,962,060	21,837
Varun Beverages, Ltd.	1,341,512	13,159
Bunge, Ltd.	126,566	11,942
Nestlé SA	97,530	11,735

American Funds Insurance Series	55

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Arca Continental, SAB de CV	898,100	$9,231
Constellation Brands, Inc., Class A	37,226	9,162
Ajinomoto Co., Inc.	211,399	8,417
Monster Beverage Corp.[1]	144,515	8,301
Carlsberg A/S, Class B	46,686	7,465
Raia Drogasil SA, ordinary nominative shares	1,190,042	7,357
Philip Morris International, Inc.	68,636	6,700
Pernod Ricard SA	28,656	6,331
Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	2,794,663	6,216
Anheuser-Busch InBev SA/NV	92,587	5,244
DINO POLSKA SA, non-registered shares[1]	44,368	5,184
Avenue Supermarts, Ltd.[1]	93,053	4,419
British American Tobacco PLC	126,241	4,188
Dabur India, Ltd.	513,024	3,587
Uni-Charm Corp.	83,800	3,105
Japan Tobacco, Inc.[4]	131,700	2,887
L’Oréal SA, non-registered shares	5,963	2,783
Mondelez International, Inc.	32,758	2,389
Essity Aktiebolag, Class B	89,027	2,370
JBS SA	564,954	2,060
Danone SA	33,298	2,040
United Spirits, Ltd.[1]	149,299	1,663
Kao Corp.[4]	43,100	1,561
Proya Cosmetics Co., Ltd., Class A	97,468	1,512
JD Health International, Inc.[1]	233,200	1,478
Reckitt Benckiser Group PLC	18,928	1,422
Foshan Haitian Flavouring and Food Co., Ltd., Class A	219,115	1,413
Wuliangye Yibin Co., Ltd., Class A	51,771	1,169
BIM Birlesik Magazalar AS, non-registered shares	50,288	330
X5 Retail Group NV (GDR)[1,2]	88,147	—	[3]
		206,126

Communication services 6.00%
Alphabet, Inc., Class C1	163,025	19,721
Alphabet, Inc., Class A1	80,681	9,658
Bharti Airtel, Ltd.	2,238,316	24,009
Bharti Airtel, Ltd., interim shares	80,154	475
Tencent Holdings, Ltd.	483,400	20,575
MTN Group, Ltd.	2,757,235	20,288
Meta Platforms, Inc., Class A1	56,343	16,169
Sea, Ltd., Class A (ADR)[1]	272,125	15,794
Netflix, Inc.[1]	27,579	12,148
NetEase, Inc.	353,200	6,864
NetEase, Inc. (ADR)	26,335	2,546
América Móvil, SAB de CV, Class B (ADR)	418,548	9,057
Telefónica, SA, non-registered shares	1,960,258	7,952
TIM SA	1,807,873	5,520
Vodafone Group PLC	4,409,965	4,161
Activision Blizzard, Inc.[1]	46,218	3,896
Singapore Telecommunications, Ltd.	2,093,400	3,879
Indus Towers, Ltd.[1]	1,660,068	3,329
Yandex NV, Class A1	229,738	3,246
Informa PLC	288,172	2,656
Saudi Telecom Co., non-registered shares	217,720	2,526
Telefônica Brasil SA, ordinary nominative shares	211,900	1,915
JCDecaux SE1	88,804	1,761
SoftBank Group Corp.	35,900	1,704
Telkom Indonesia (Persero) Tbk PT, Class B	5,851,700	1,562
		201,411

56	American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Energy 3.88%
Reliance Industries, Ltd.	1,260,037	$39,288
TotalEnergies SE	413,905	23,722
Baker Hughes Co., Class A	366,859	11,596
Exxon Mobil Corp.	78,782	8,449
Woodside Energy Group, Ltd.	284,002	6,577
Hess Corp.	41,002	5,574
New Fortress Energy, Inc., Class A	192,707	5,161
Cheniere Energy, Inc.	32,638	4,973
BP PLC	822,878	4,821
Saudi Arabian Oil Co.	523,194	4,502
Chevron Corp.	23,778	3,742
Schlumberger NV	74,972	3,683
TechnipFMC PLC[1]	166,307	2,764
Shell PLC (GBP denominated)	85,118	2,534
Borr Drilling, Ltd.[1]	129,674	977
Borr Drilling, Ltd. (NOK denominated)[1,4]	131,769	964
INPEX Corp.[4]	48,100	536
Petróleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	23,280	322
Gazprom PJSC[2]	945,858	—	[3]
Rosneft Oil Co. PJSC[2]	588,661	—	[3]
		130,185

Real estate 1.75%
Macrotech Developers, Ltd.	2,512,414	20,850
China Resources Mixc Lifestyle Services, Ltd.	1,386,800	6,900
Aliansce Sonae Shopping Centers SA, ordinary nominative shares	1,284,655	6,614
American Tower Corp. REIT	30,171	5,851
CK Asset Holdings, Ltd.	1,014,500	5,630
ESR Group, Ltd.	2,662,800	4,584
Longfor Group Holdings, Ltd.	1,191,500	2,918
KE Holdings, Inc., Class A (ADR)[1]	158,053	2,347
CTP NV	134,007	1,740
Country Garden Services Holdings Co., Ltd.	722,000	933
Sun Hung Kai Properties, Ltd.	24,500	309
Ayala Land, Inc.	195,600	86
		58,762

Utilities 1.23%
ENN Energy Holdings, Ltd.	1,757,800	21,967
AES Corp.	398,987	8,271
Power Grid Corporation of India, Ltd.	1,366,963	4,252
China Resources Gas Group, Ltd.	827,600	2,837
Enel SpA	360,828	2,431
Engie SA	98,876	1,645
China Gas Holdings, Ltd.	67,400	77
		41,480

Total common stocks (cost: $2,170,787,000)		3,044,496

Preferred securities 0.77%
Financials 0.30%
Banco Bradesco SA, preferred nominative shares	1,678,812	5,768
Itaú Unibanco Holding SA (ADR), preferred nominative shares	449,520	2,652
Itaú Unibanco Holding SA, preferred nominative shares	307,303	1,824
		10,244

Consumer discretionary 0.27%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	42,282	5,248
Getir BV, Series D, preferred shares[1,2,5]	7,768	3,735
		8,983

American Funds Insurance Series	57

New World Fund (continued)

Preferred securities (continued)	Shares		Value (000)
Real estate 0.17%
QuintoAndar, Ltd., Series E, preferred shares[1,2,5]		32,657	$4,694
QuintoAndar, Ltd., Series E-1, preferred shares[1,2,5]		8,400	1,207
			5,901

Health care 0.02%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]		59,284	539

Industrials 0.01%
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares[1]		129,359	356

Information technology 0.00%
Canva, Inc., Series A, noncumulative preferred shares[1,2,5]		34	42
Canva, Inc., Series A-3, noncumulative preferred shares[1,2,5]		1	1
			43

Total preferred securities (cost: $23,863,000)			26,066

Rights & warrants 0.04%
Consumer discretionary 0.03%
Midea Group Co., Ltd., Class A, warrants, expire 2/26/2024[1,6]		128,407	1,045
Compagnie Financière Richemont SA, Class A, warrants, expire 11/22/2023[1]		37,386	52
			1,097

Materials 0.01%
Shandong Sinocera Functional Material Co., Ltd., Class A, warrants, expire 10/30/2023[1,6]		43,474	164

Total rights & warrants (cost: $1,148,000)			1,261

Bonds, notes & other debt instruments 3.99%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 3.42%
Abu Dhabi (Emirate of) 1.70% 3/2/2031[6]	USD	550	458
Angola (Republic of) 9.50% 11/12/2025		200	196
Angola (Republic of) 8.25% 5/9/2028		500	445
Angola (Republic of) 8.00% 11/26/2029[6]		445	378
Angola (Republic of) 8.75% 4/14/2032[6]		280	236
Argentine Republic 1.00% 7/9/2029		32	10
Argentine Republic 0.50% 7/9/2030 (0.75% on 7/9/2023)[7]		2,341	783
Argentine Republic 1.50% 7/9/2035 (3.625% on 7/9/2023)[7]		2,217	667
Argentine Republic 3.875% 1/9/2038 (4.25% on 7/9/2023)[7]		1,091	387
Argentine Republic 3.50% 7/9/2041 (4.875% on 7/9/2029)[7]		2,909	939
Brazil (Federative Republic of) 0% 1/1/2024	BRL	7,600	1,495
Brazil (Federative Republic of) 10.00% 1/1/2025		5,739	1,185
Brazil (Federative Republic of) 0% 7/1/2025		5,900	1,012
Brazil (Federative Republic of) 10.00% 1/1/2027		10,669	2,216
Brazil (Federative Republic of) 6.00% 5/15/2027[8]		29,914	6,434
Brazil (Federative Republic of) 10.00% 1/1/2029		9,650	1,972
Brazil (Federative Republic of) 10.00% 1/1/2031		8,986	1,826
Brazil (Federative Republic of) 10.00% 1/1/2033		14,603	2,941
Brazil (Federative Republic of) 6.00% 8/15/2050[8]		1,626	365
Chile (Republic of) 6.00% 4/1/2033	CLP	1,170,000	1,546
Chile (Republic of) 4.34% 3/7/2042	USD	350	312
China (People’s Republic of), Series INBK, 2.89% 11/18/2031	CNY	34,530	4,815
China (People’s Republic of), Series INBK, 2.88% 2/25/2033		11,700	1,639
China (People’s Republic of), Series INBK, 3.72% 4/12/2051		32,980	5,071
China (People’s Republic of), Series INBK, 3.12% 10/25/2052		3,570	498
Colombia (Republic of) 4.50% 1/28/2026	USD	280	267

58	American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Colombia (Republic of) 3.25% 4/22/2032	USD	700	$520
Colombia (Republic of) 5.625% 2/26/2044		520	389
Colombia (Republic of) 5.20% 5/15/2049		755	521
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP	2,927,200	592
Colombia (Republic of), Series B, 13.25% 2/9/2033		11,839,900	3,332
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR	150	128
Czech Republic 1.25% 2/14/2025	CZK	32,530	1,400
Dominican Republic 8.625% 4/20/2027[6]	USD	575	601
Dominican Republic 5.50% 2/22/2029[6]		275	258
Dominican Republic 11.375% 7/6/2029	DOP	12,800	252
Dominican Republic 7.05% 2/3/2031[6]	USD	150	150
Dominican Republic 13.625% 2/3/2033	DOP	9,000	203
Dominican Republic 7.45% 4/30/2044[6]	USD	1,125	1,105
Dominican Republic 7.45% 4/30/2044		1,000	982
Dominican Republic 5.875% 1/30/2060[6]		280	218
Egypt (Arab Republic of) 6.375% 4/11/2031	EUR	550	334
Egypt (Arab Republic of) 8.50% 1/31/2047	USD	400	214
Egypt (Arab Republic of) 8.875% 5/29/2050		455	246
Egypt (Arab Republic of) 8.75% 9/30/2051		500	271
Egypt (Arab Republic of) 8.15% 11/20/2059[6]		500	260
Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024		640	444
Gabonese Republic 7.00% 11/24/2031		300	239
Ghana (Republic of) 7.75% 4/7/2029[6,9]		1,125	484
Ghana (Republic of) 8.125% 3/26/2032[9]		1,280	553
Honduras (Republic of) 6.25% 1/19/2027		1,365	1,246
Honduras (Republic of) 5.625% 6/24/2030		678	550
Honduras (Republic of) 5.625% 6/24/2030[6]		281	228
Hungary (Republic of) 6.25% 9/22/2032[6]		330	339
Hungary (Republic of), Series B, 3.00% 6/26/2024	HUF	259,900	708
Hungary (Republic of), Series A, 6.75% 10/22/2028		519,260	1,462
Indonesia (Republic of) 6.625% 2/17/2037	USD	300	343
Indonesia (Republic of) 7.125% 6/15/2038	IDR	32,478,000	2,297
Indonesia (Republic of), Series 95, 6.375% 8/15/2028		47,130,000	3,209
Indonesia (Republic of), Series 82, 7.00% 9/15/2030		12,900,000	896
Indonesia (Republic of), Series 96, 7.00% 2/15/2033		27,200,000	1,910
International Bank for Reconstruction and Development 6.85% 4/24/2028	INR	78,000	950
Kenya (Republic of) 6.875% 6/24/2024	USD	400	381
Kenya (Republic of) 8.25% 2/28/2048[6]		845	649
Malaysia (Federation of), Series 0119, 3.906% 7/15/2026	MYR	3,240	702
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029		2,095	451
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034		4,280	901
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038		6,176	1,452
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD	940	932
Mongolia (State of) 8.75% 3/9/2024		370	373
Mongolia (State of) 4.45% 7/7/2031		300	233
Morocco (Kingdom of) 5.95% 3/8/2028[6]		255	258
Mozambique (Republic of) 5.00% 9/15/2031 (9.00% on 9/15/2023)[7]		880	671
Oman (Sultanate of) 5.375% 3/8/2027		380	374
Oman (Sultanate of) 6.25% 1/25/2031[6]		200	203
Oman (Sultanate of) 6.75% 1/17/2048		850	819
Oman (Sultanate of) 7.00% 1/25/2051		600	596
Panama (Republic of) 3.75% 4/17/2026		100	98
Panama (Republic of) 4.50% 4/16/2050		200	156
Panama (Republic of) 4.30% 4/29/2053		400	299
Panama (Republic of) 6.853% 3/28/2054		590	615
Panama (Republic of) 4.50% 1/19/2063		200	147
Paraguay (Republic of) 4.95% 4/28/2031		320	308
Peru (Republic of) 3.00% 1/15/2034		225	188
Peru (Republic of) 6.55% 3/14/2037		1,070	1,203
Peru (Republic of) 3.55% 3/10/2051		370	278
Peru (Republic of) 2.78% 12/1/2060		365	224

American Funds Insurance Series	59

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
PETRONAS Capital, Ltd. 4.55% 4/21/2050[6]	USD	400	$368
Philippines (Republic of) 6.375% 10/23/2034		145	162
Philippines (Republic of) 3.95% 1/20/2040		500	431
Poland (Republic of) 4.875% 10/4/2033		560	551
Poland (Republic of), Series 0726, 2.50% 7/25/2026	PLN	8,510	1,910
Qatar (State of) 4.50% 4/23/2028	USD	600	601
Qatar (State of) 4.50% 4/23/2028[6]		450	451
Romania 2.00% 1/28/2032	EUR	1,375	1,105
Romania 2.00% 4/14/2033		300	232
Romania 5.125% 6/15/2048[6]	USD	500	428
Russian Federation 5.10% 3/28/2035[9]		1,600	672
Russian Federation 5.25% 6/23/2047[2,9]		1,200	72
Saudi Arabia (Kingdom of) 4.75% 1/18/2028[6]		630	625
Senegal (Republic of) 4.75% 3/13/2028	EUR	950	895
South Africa (Republic of) 5.875% 4/20/2032	USD	400	355
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	ZAR	57,197	2,434
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035		55,948	2,437
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040		26,540	1,085
Sri Lanka (Democratic Socialist Republic of) 6.125% 6/3/2025[9]	USD	450	215
Sri Lanka (Democratic Socialist Republic of) 6.85% 11/3/2025[9]		1,170	558
Sri Lanka (Democratic Socialist Republic of) 6.825% 7/18/2026[9]		1,270	602
Sri Lanka (Democratic Socialist Republic of) 7.55% 3/28/2030[9]		471	217
Thailand (Kingdom of) 2.875% 12/17/2028	THB	15,532	451
Thailand (Kingdom of) 3.45% 6/17/2043		18,658	558
Tunisia (Republic of) 5.625% 2/17/2024	EUR	1,150	1,043
Tunisia (Republic of) 5.75% 1/30/2025	USD	425	284
Turkey (Republic of) 9.875% 1/15/2028		200	204
Turkey (Republic of) 11.875% 1/15/2030		500	575
Ukraine 8.994% 2/1/2026[9]		600	152
Ukraine 7.75% 9/1/2029[9]		2,328	564
Ukraine 9.75% 11/1/2030[9]		900	225
Ukraine 7.375% 9/25/2034[9]		2,180	510
United Mexican States 4.75% 3/8/2044		1,090	936
United Mexican States 3.75% 4/19/2071		200	134
United Mexican States, Series M, 7.50% 6/3/2027	MXN	20,360	1,132
United Mexican States, Series M20, 8.50% 5/31/2029		49,359	2,858
United Mexican States, Series M, 7.75% 5/29/2031		114,879	6,352
United Mexican States, Series M, 7.50% 5/26/2033		63,500	3,418
Venezuela (Bolivarian Republic of) 7.00% 12/1/2018[9]	USD	64	4
Venezuela (Bolivarian Republic of) 7.75% 10/13/2019[9]		1,149	69
Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[9]		950	59
Venezuela (Bolivarian Republic of) 12.75% 8/23/2022[9]		85	8
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[9]		299	28
Venezuela (Bolivarian Republic of) 7.65% 4/21/2025[9]		129	11
Venezuela (Bolivarian Republic of) 11.75% 10/21/2026[9]		64	6
Venezuela (Bolivarian Republic of) 9.25% 9/15/2027[9]		170	15
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[9]		319	29
Venezuela (Bolivarian Republic of) 11.95% 8/5/2031[9]		106	10
Venezuela (Bolivarian Republic of) 9.00% 5/7/2033[9]		1,383	124
Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[9]		107	9
			114,612

Corporate bonds, notes & loans 0.49%
Energy 0.12%
AI Candelaria (Spain), SLU 7.50% 12/15/2028		323	303
Oleoducto Central SA 4.00% 7/14/2027[6]		255	224
Oleoducto Central SA 4.00% 7/14/2027		200	175
Petrobras Global Finance BV 6.85% 6/5/2115		314	274
Petroleos Mexicanos 6.875% 8/4/2026		2,585	2,416

60	American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Petrorio Luxembourg SARL 6.125% 6/9/2026	USD	200	$192
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030		200	179
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051[6]		630	442
			4,205

Financials 0.08%
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[7]		800	679
BBVA Bancomer, SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[6,7]		340	341
CMB International Leasing Management, Ltd. 2.75% 8/12/2030		500	409
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[6,7]		600	521
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[7]		600	622
			2,572

Utilities 0.08%
AES Panama Generation Holdings SRL 4.375% 5/31/2030[6]		278	237
Empresas Publicas de Medellin ESP 4.25% 7/18/2029[6]		412	325
Enfragen Energia Sur SA 5.375% 12/30/2030		969	630
State Grid Europe Development (2014) Public, Ltd. Co. 3.125% 4/7/2025		1,400	1,344
			2,536

Communication services 0.06%
América Móvil, SAB de CV 9.50% 1/27/2031	MXN	17,000	984
Axiata SPV5 (Labuan), Ltd. 3.064% 8/19/2050	USD	357	250
PLDT, Inc. 2.50% 1/23/2031		210	173
Tencent Holdings, Ltd. 3.975% 4/11/2029		400	372
Tencent Holdings, Ltd. 3.24% 6/3/2050[6]		580	381
			2,160

Consumer discretionary 0.06%
Alibaba Group Holding, Ltd. 4.20% 12/6/2047		600	472
Alibaba Group Holding, Ltd. 3.15% 2/9/2051		410	266
Arcos Dorados BV 6.125% 5/27/2029		450	438
Meituan 3.05% 10/28/2030[6]		400	317
MercadoLibre, Inc. 3.125% 1/14/2031		400	319
Sands China, Ltd. 4.875% 6/18/2030		220	196
			2,008

Materials 0.04%
Braskem Idesa SAPI 7.45% 11/15/2029		775	521
Braskem Idesa SAPI 7.45% 11/15/2029[6]		300	202
GC Treasury Center Co., Ltd. 4.40% 3/30/2032[6]		230	208
Sasol Financing USA, LLC 5.875% 3/27/2024		500	494
			1,425

Consumer staples 0.03%
MARB BondCo PLC 3.95% 1/29/2031		520	373
NBM US Holdings, Inc. 7.00% 5/14/2026[5]		200	194
NBM US Holdings, Inc. 6.625% 8/6/2029[5]		420	385
			952

Health care 0.01%
Rede D’Or Finance SARL 4.50% 1/22/2030		480	409

American Funds Insurance Series	61

New World Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials 0.01%
Mexico City Airport Trust 4.25% 10/31/2026		USD	200	$193

Total corporate bonds, notes & loans				16,460

U.S. Treasury bonds & notes 0.08%
U.S. Treasury 0.08%
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.015%) 5.234% 1/31/2024[10,11]			2,730	2,730

Total bonds, notes & other debt instruments (cost: $144,225,000)				133,802

Short-term securities 4.35%			Shares
Money market investments 4.23%
Capital Group Central Cash Fund 5.15%[12,13]			1,420,041	142,018

Money market investments purchased with collateral from securities on loan 0.10%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[12,14]			2,309,977	2,310
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[12,14]			1,163,631	1,163
				3,473

Weighted average yield at acquisition		Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.02%
Sri Lanka (Democratic Socialist Republic of) 11/17/2023	17.046%	LKR	97,000	293
Sri Lanka (Democratic Socialist Republic of) 8/11/2023	17.592		123,000	392
				685

Total short-term securities (cost: $146,127,000)				146,176
Total investment securities 99.80% (cost: $2,486,150,000)				3,351,801
Other assets less liabilities 0.20%				6,712

Net assets 100.00%				$3,358,513

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	76	September 2023	USD15,454	$(192)
10 Year Euro-Bund Futures	Short	11	September 2023	(1,605)	21
10 Year Ultra U.S. Treasury Note Futures	Short	62	September 2023	(7,343)	65
30 Year Ultra U.S. Treasury Bond Futures	Long	7	September 2023	953	18
					$(88)

62	American Funds Insurance Series

New World Fund (continued)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2023 (000)
MXN	1,185	USD	68	HSBC Bank	7/10/2023	$ 1
COP	939,260	USD	225	Goldman Sachs	7/10/2023	—	[3]
USD	20	MXN	340	UBS AG	7/10/2023	—	[3]
ZAR	1,097	USD	58	Barclays Bank PLC	7/10/2023	—	[3]
MXN	7,650	USD	448	UBS AG	7/10/2023	(2)
USD	34	ZAR	665	Morgan Stanley	7/10/2023	(2)
INR	38,972	USD	472	Standard Chartered Bank	7/17/2023	2
INR	16,075	USD	195	HSBC Bank	7/17/2023	—	[3]
USD	1,451	EUR	1,322	Morgan Stanley	7/24/2023	6
USD	1,863	EUR	1,696	UBS AG	7/25/2023	10
USD	999	MXN	17,145	Bank of America	7/26/2023	3
BRL	1,195	USD	244	Goldman Sachs	8/4/2023	4
PLN	8,045	USD	1,907	JPMorgan Chase	8/30/2023	66
HUF	504,380	USD	1,419	Citibank	8/30/2023	35
CZK	21,025	USD	951	Citibank	8/30/2023	12
USD	2,409	MYR	11,100	Standard Chartered Bank	9/8/2023	9
USD	1,147	MYR	5,265	Standard Chartered Bank	9/8/2023	9
MYR	350	USD	76	Standard Chartered Bank	9/8/2023	(1)
USD	1,018	IDR	15,000,000	Citibank	11/8/2023	23
USD	733	BRL	4,100	Citibank	1/2/2024	(99)
						$ 76

Investments in affiliates13

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)		Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Short-term securities 4.23%
Money market investments 4.23%
Capital Group Central Cash Fund 5.15%[12]	$167,328	$182,651	$207,989		$11	$17	$142,018	$4,211
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.15%[12]	86		86	[15]			—	—	[16]
Total 4.23%					$11	$17	$142,018	$4,211

Restricted securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preferred shares[1,2]	5/26/2021	$5,258	$4,694	.14%
QuintoAndar, Ltd., Series E-1, preferred shares[1,2]	12/20/2021	1,716	1,207	.04
Getir BV, Series D, preferred shares[1,2]	5/27/2021	3,500	3,735	.11
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	405	385	.01
NBM US Holdings, Inc. 7.00% 5/14/2026	5/16/2023	191	194	.01
Canva, Inc.[1,2]	8/26/2021-11/4/2021	656	470	.01
Canva, Inc., Series A, noncumulative preferred shares[1,2]	11/4/2021	58	42	.00	[17]
Canva, Inc., Series A-3, noncumulative preferred shares[1,2]	11/4/2021	2	1	.00	[17]
Total		$11,786	$10,728	.32%

American Funds Insurance Series	63

New World Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]	All or a portion of this security was on loan. The total value of all such securities was $11,128,000, which represented .33% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[5]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $10,728,000, which represented .32% of the net assets of the fund.
[6]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,104,000, which represented .36% of the net assets of the fund.
[7]	Step bond; coupon rate may change at a later date.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Scheduled interest and/or principal payment was not received.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $207,000, which represented .01% of the net assets of the fund.
[11]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[12]	Rate represents the seven-day yield at 6/30/2023.
[13]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[14]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[15]	Represents net activity. Refer to Note 5 for more information on securities lending.
[16]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[17]	Amount less than .01%.

Key to abbreviations

ADR = American Depositary Receipts

BRL = Brazilian reais

CAD = Canadian dollars

CDI = CREST Depository Interest

CLP = Chilean pesos

CNY = Chinese yuan

COP = Colombian pesos

CZK = Czech korunas

DOP = Dominican pesos

EUR = Euros

GBP = British pounds

GDR = Global Depositary Receipts

HUF = Hungarian forints

IDR = Indonesian rupiah

INR = Indian rupees

LKR = Sri Lankan rupees

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK = Norwegian kroner

PLN = Polish zloty

REIT = Real Estate Investment Trust

SOFR = Secured Overnight Financing Rate

THB = Thai baht

USD = U.S. dollars

ZAR = South African rand

Refer to the notes to financial statements.

64	American Funds Insurance Series

Washington Mutual Investors Fund	unaudited
Investment portfolio June 30, 2023

Common stocks 95.85%	Shares	Value (000)
Information technology 20.88%
Broadcom, Inc.	737,213	$639,481
Microsoft Corp.	1,807,071	615,380
Apple, Inc.	822,944	159,626
ASML Holding NV (New York registered) (ADR)	168,682	122,252
Intel Corp.	2,617,286	87,522
TE Connectivity, Ltd.	506,250	70,956
Applied Materials, Inc.	381,522	55,145
SAP SE (ADR)	399,441	54,647
Motorola Solutions, Inc.	156,536	45,909
Oracle Corp.	367,639	43,782
KLA Corp.	72,251	35,043
Salesforce, Inc.[1]	139,495	29,470
NetApp, Inc.	362,489	27,694
QUALCOMM, Inc.	200,387	23,854
Texas Instruments, Inc.	131,807	23,728
Synopsys, Inc.[1]	45,829	19,954
Cadence Design Systems, Inc.[1]	39,031	9,154
Analog Devices, Inc.	28,186	5,491
Micron Technology, Inc.	80,504	5,081
Ciena Corp.[1]	17,550	746
		2,074,915

Health care 16.76%
UnitedHealth Group, Inc.	670,455	322,247
Eli Lilly and Company	420,799	197,346
Johnson & Johnson	936,932	155,081
AstraZeneca PLC (ADR)	1,669,157	119,462
AbbVie, Inc.	845,851	113,962
Pfizer, Inc.	3,072,899	112,714
Humana, Inc.	218,264	97,592
Gilead Sciences, Inc.	1,261,158	97,197
Danaher Corp.	293,360	70,406
Abbott Laboratories	506,208	55,187
Elevance Health, Inc.	110,532	49,108
CVS Health Corp.	678,148	46,880
Bristol-Myers Squibb Company	658,323	42,100
Vertex Pharmaceuticals, Inc.[1]	111,833	39,355
Merck & Co., Inc.	189,754	21,896
Thermo Fisher Scientific, Inc.	38,181	19,921
Regeneron Pharmaceuticals, Inc.[1]	25,933	18,634
Novo Nordisk AS, Class B (ADR)	108,860	17,617
Zoetis, Inc., Class A	100,233	17,261
Edwards Lifesciences Corp.[1]	135,556	12,787
Molina Healthcare, Inc.[1]	37,656	11,344
The Cigna Group	32,974	9,253
Becton, Dickinson and Co.	23,003	6,073
ResMed, Inc.	24,754	5,409
Baxter International, Inc.	114,187	5,202
Sanofi (ADR)	36,949	1,992
		1,666,026

Financials 13.83%
Marsh & McLennan Companies, Inc.	1,320,030	248,271
JPMorgan Chase & Co.	958,018	139,334
CME Group, Inc., Class A	576,563	106,831
BlackRock, Inc.	149,685	103,453
Chubb, Ltd.	441,856	85,084
Visa, Inc., Class A	353,109	83,856
Wells Fargo & Company	1,640,661	70,024
Mastercard, Inc., Class A	144,219	56,721
Discover Financial Services	463,236	54,129
S&P Global, Inc.	111,492	44,696

American Funds Insurance Series	65

Washington Mutual Investors Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Blackstone, Inc.	427,289	$39,725
Morgan Stanley	450,953	38,512
Capital One Financial Corp.	342,552	37,465
Apollo Asset Management, Inc.	443,289	34,049
KKR & Co., Inc.	600,824	33,646
Brookfield Asset Management, Ltd., Class A	832,644	27,169
Aon PLC, Class A	75,142	25,939
Intercontinental Exchange, Inc.	210,505	23,804
Citizens Financial Group, Inc.	856,604	22,340
Nasdaq, Inc.	421,309	21,002
Goldman Sachs Group, Inc.	53,799	17,352
Canadian Imperial Bank of Commerce	314,869	13,439
Arthur J. Gallagher & Co.	56,363	12,376
The Carlyle Group, Inc.	291,631	9,318
Bank of America Corp.	306,789	8,802
KeyCorp	823,999	7,614
Fidelity National Information Services, Inc.	115,515	6,319
Progressive Corp.	14,654	1,940
Charles Schwab Corp.	19,606	1,111
		1,374,321

Industrials 11.09%
Northrop Grumman Corp.	392,665	178,977
CSX Corp.	3,018,858	102,943
Caterpillar, Inc.	411,115	101,155
Raytheon Technologies Corp.	980,036	96,004
Boeing Company[1]	301,180	63,597
Union Pacific Corp.	267,774	54,792
Lockheed Martin Corp.	92,475	42,574
Paychex, Inc.	375,340	41,989
L3Harris Technologies, Inc.	208,280	40,775
General Electric Co.	300,152	32,972
Norfolk Southern Corp.	139,188	31,562
Equifax, Inc.	129,553	30,484
Waste Connections, Inc.	206,801	29,558
Carrier Global Corp.	574,980	28,582
ABB, Ltd. (ADR)[2]	710,074	27,870
Honeywell International, Inc.	107,338	22,273
United Parcel Service, Inc., Class B	123,077	22,062
Robert Half International, Inc.	281,341	21,163
Rockwell Automation	59,734	19,679
Johnson Controls International PLC	195,711	13,336
PACCAR, Inc.	157,552	13,179
Republic Services, Inc.	75,257	11,527
BAE Systems PLC (ADR)[2]	227,638	10,918
Huntington Ingalls Industries, Inc.	47,307	10,767
Southwest Airlines Co.	259,907	9,411
Delta Air Lines, Inc.	189,145	8,992
HEICO Corp.	46,818	8,284
Air Lease Corp., Class A	155,159	6,493
Broadridge Financial Solutions, Inc.	38,963	6,453
RELX PLC (ADR)	186,041	6,219
FedEx Corp.	22,317	5,532
Waste Management, Inc.	11,150	1,934
		1,102,056

Consumer staples 8.58%
Philip Morris International, Inc.	1,726,204	168,512
Archer Daniels Midland Company	1,110,316	83,895
Target Corp.	609,982	80,457
Keurig Dr Pepper, Inc.	2,247,850	70,290
Altria Group, Inc.	1,317,703	59,692

66	American Funds Insurance Series

Washington Mutual Investors Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Dollar General Corp.	272,626	$46,286
Procter & Gamble Company	274,309	41,624
Kraft Heinz Company	1,121,765	39,823
Constellation Brands, Inc., Class A	141,911	34,928
Costco Wholesale Corp.	60,997	32,839
Reckitt Benckiser Group PLC (ADR)[2]	2,132,114	32,387
Hormel Foods Corp.	681,076	27,393
Nestlé SA (ADR)	227,484	27,378
General Mills, Inc.	340,811	26,140
Mondelez International, Inc.	281,163	20,508
British American Tobacco PLC (ADR)	604,417	20,067
Church & Dwight Co., Inc.	149,274	14,962
Walgreens Boots Alliance, Inc.	316,943	9,030
Danone (ADR)	694,054	8,530
Kimberly-Clark Corp.	55,541	7,668
		852,409

Consumer discretionary 7.09%
Home Depot, Inc.	560,199	174,020
YUM! Brands, Inc.	782,244	108,380
Darden Restaurants, Inc.	501,843	83,848
General Motors Company	1,881,616	72,555
TJX Companies, Inc.	469,607	39,818
NIKE, Inc., Class B	346,275	38,218
D.R. Horton, Inc.	278,964	33,947
Wynn Resorts, Ltd.	238,444	25,182
Lennar Corp., Class A	198,427	24,865
Royal Caribbean Cruises, Ltd.[1]	228,574	23,712
Chipotle Mexican Grill, Inc.[1]	8,776	18,772
Tractor Supply Co.	69,721	15,415
Starbucks Corp.	116,663	11,557
Marriott International, Inc., Class A	56,207	10,325
VF Corp.	440,631	8,412
McDonald’s Corp.	25,001	7,461
Polaris, Inc.	52,835	6,389
Amazon.com, Inc.[1]	17,265	2,251
		705,127

Energy 5.22%
Exxon Mobil Corp.	852,858	91,469
Chevron Corp.	505,982	79,616
Pioneer Natural Resources Company	359,231	74,426
ConocoPhillips	624,722	64,728
Halliburton Co.	1,909,938	63,009
EOG Resources, Inc.	448,779	51,358
Baker Hughes Co., Class A	1,201,116	37,967
Canadian Natural Resources, Ltd.	666,140	37,477
TC Energy Corp.	473,648	19,140
		519,190

Communication services 5.20%
Comcast Corp., Class A	6,404,153	266,093
Alphabet, Inc., Class C1	951,895	115,151
Alphabet, Inc., Class A1	505,747	60,538
Meta Platforms, Inc., Class A1	188,087	53,977
Activision Blizzard, Inc.[1]	138,701	11,692
Electronic Arts, Inc.	36,898	4,786
Deutsche Telekom AG (ADR)	142,813	3,120
Netflix, Inc.[1]	3,715	1,636
		516,993

American Funds Insurance Series	67

Washington Mutual Investors Fund (continued)

Common stocks (continued)	Shares	Value (000)
Utilities 2.83%
Constellation Energy Corp.	1,061,682	$97,197
Sempra Energy	480,841	70,006
Entergy Corp.	350,024	34,082
CMS Energy Corp.	388,909	22,848
Public Service Enterprise Group, Inc.	235,300	14,732
FirstEnergy Corp.	354,995	13,802
NextEra Energy, Inc.	168,179	12,479
The Southern Co.	146,620	10,300
Evergy, Inc.	95,724	5,592
		281,038

Materials 2.45%
Linde PLC	250,591	95,495
Corteva, Inc.	679,065	38,910
Rio Tinto PLC (ADR)	534,050	34,094
Mosaic Co.	674,652	23,613
Nucor Corp.	125,314	20,549
LyondellBasell Industries NV	162,588	14,930
Celanese Corp.	105,110	12,172
H.B. Fuller Co.	49,263	3,523
		243,286

Real estate 1.92%
Extra Space Storage, Inc. REIT	374,494	55,743
Welltower, Inc. REIT	522,586	42,272
Public Storage REIT	133,459	38,954
Equinix, Inc. REIT	27,812	21,803
American Tower Corp. REIT	94,759	18,378
Regency Centers Corp. REIT	115,400	7,128
Digital Realty Trust, Inc. REIT	43,588	4,963
Crown Castle, Inc. REIT	14,137	1,611
		190,852

Total common stocks (cost: $7,202,076,000)		9,526,213

Convertible stocks 0.15%
Financials 0.08%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 9/15/2023	113,300	7,489

Utilities 0.07%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	90,700	4,108
American Electric Power Company, Inc., convertible preferred units, 6.125% 8/15/2023	56,400	2,802
		6,910

Total convertible stocks (cost: $15,554,000)		14,399

Short-term securities 3.83%
Money market investments 3.80%
Capital Group Central Cash Fund 5.15%[3,4]	3,775,150	377,553

68	American Funds Insurance Series

Washington Mutual Investors Fund (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 5.15%[3,4,5]	18,382	$1,838
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[3,5]	1,021,366	1,021
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[3,5]	326,601	327
		3,186

Total short-term securities (cost: $380,646,000)		380,739
Total investment securities 99.83% (cost: $7,598,276,000)		9,921,351
Other assets less liabilities 0.17%		17,215

Net assets 100.00%		$9,938,566

Investments in affiliates4

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)		Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Short-term securities 3.82%
Money market investments 3.80%
Capital Group Central Cash Fund 5.15%[3]	$384,669	$669,240	$676,418		$20	$42	$377,553	$9,174
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 5.15%[3,5]	6,338		4,500	[6]			1,838	—	[7]
Total 3.82%					$20	$42	$379,391	$9,174

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $3,429,000, which represented .03% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Rate represents the seven-day yield at 6/30/2023.
[4]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[6]	Represents net activity. Refer to Note 5 for more information on securities lending.
[7]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

American Funds Insurance Series	69

Capital World Growth and Income Fund	unaudited
Investment portfolio June 30, 2023

Common stocks 95.50%	Shares	Value (000)
Information technology 19.40%
Broadcom, Inc.	75,527	$65,513
Microsoft Corp.	190,561	64,894
Taiwan Semiconductor Manufacturing Company, Ltd.	2,250,800	41,944
ASML Holding NV	44,139	31,951
Apple, Inc.	132,705	25,741
Tokyo Electron, Ltd.	105,200	15,065
Accenture PLC, Class A	31,081	9,591
Capgemini SE	46,560	8,820
EPAM Systems, Inc.[1]	38,580	8,671
NVIDIA Corp.	17,416	7,367
Salesforce, Inc.[1]	31,604	6,677
Micron Technology, Inc.	105,789	6,676
Oracle Corp.	44,124	5,255
TE Connectivity, Ltd.	35,481	4,973
Applied Materials, Inc.	30,066	4,346
Shopify, Inc., Class A, subordinate voting shares[1]	67,145	4,338
Intel Corp.	116,712	3,903
Logitech International SA	63,731	3,789
Delta Electronics, Inc.	317,000	3,525
Keyence Corp.	6,400	3,027
Hexagon AB, Class B	230,923	2,843
Adobe, Inc.[1]	5,524	2,701
Synopsys, Inc.[1]	5,970	2,599
Texas Instruments, Inc.	14,012	2,523
OBIC Co., Ltd.	14,600	2,341
GlobalWafers Co., Ltd.	133,000	2,134
Marvell Technology, Inc.	33,050	1,976
Snowflake, Inc., Class A1	9,869	1,737
Disco Corp.	10,500	1,661
Cognizant Technology Solutions Corp., Class A	24,853	1,622
Arista Networks, Inc.[1]	8,221	1,332
MediaTek, Inc.	52,000	1,154
Fujitsu, Ltd.	8,700	1,122
Infosys, Ltd.	55,715	903
Wolfspeed, Inc.[1]	12,732	708
Advantech Co., Ltd.	1,000	13
		353,435

Health care 14.92%
UnitedHealth Group, Inc.	71,147	34,196
Eli Lilly and Company	55,547	26,050
Abbott Laboratories	238,293	25,979
AstraZeneca PLC	117,801	16,874
Novo Nordisk AS, Class B	94,231	15,220
Gilead Sciences, Inc.	168,230	12,965
Vertex Pharmaceuticals, Inc.[1]	33,431	11,765
Takeda Pharmaceutical Company, Ltd.	363,100	11,413
Daiichi Sankyo Company, Ltd.	333,000	10,560
Thermo Fisher Scientific, Inc.	17,979	9,381
GE HealthCare Technologies, Inc.	111,287	9,041
Sanofi	82,797	8,876
Pfizer, Inc.	237,450	8,710
Stryker Corp.	27,717	8,456
Novartis AG	63,978	6,457
Siemens Healthineers AG	111,456	6,308
Bayer AG	88,195	4,876
Centene Corp.[1]	53,126	3,583
Medtronic PLC	33,194	2,924
Catalent, Inc.[1]	65,331	2,833
Olympus Corp.	178,800	2,830
Insulet Corp.[1]	9,148	2,638
Molina Healthcare, Inc.[1]	8,737	2,632

70	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
DexCom, Inc.[1]	18,878	$2,426
Intuitive Surgical, Inc.[1]	6,932	2,370
Amgen, Inc.	10,536	2,339
EssilorLuxottica SA	12,169	2,303
AbbVie, Inc.	16,926	2,280
Rede D’Or Sao Luiz SA	295,690	2,033
Zoetis, Inc., Class A	11,180	1,925
The Cigna Group	6,310	1,771
Penumbra, Inc.[1]	5,051	1,738
CVS Health Corp.	23,562	1,629
Lonza Group AG	2,651	1,583
Eurofins Scientific SE, non-registered shares	19,671	1,249
Regeneron Pharmaceuticals, Inc.[1]	1,365	981
CSL, Ltd.	4,998	925
agilon health, Inc.[1]	51,498	893
Cooper Companies, Inc.	1,256	482
ResMed, Inc.	1,831	400
		271,894

Industrials 13.82%
Airbus SE, non-registered shares	160,312	23,174
General Electric Co.	192,601	21,157
Carrier Global Corp.	287,458	14,290
Recruit Holdings Co., Ltd.	329,750	10,524
BAE Systems PLC	871,044	10,277
Safran SA	63,276	9,941
Boeing Company[1]	46,535	9,826
Melrose Industries PLC	1,509,271	9,716
Raytheon Technologies Corp.	93,680	9,177
Siemens AG	52,824	8,792
Deere & Company	21,025	8,519
Caterpillar, Inc.	30,713	7,557
Mitsui & Co., Ltd.	195,500	7,356
Bureau Veritas SA	246,012	6,748
TransDigm Group, Inc.	7,372	6,592
Lockheed Martin Corp.	13,212	6,083
CSX Corp.	166,384	5,674
Johnson Controls International PLC	57,220	3,899
Daikin Industries, Ltd.	19,000	3,878
DHL Group	78,459	3,831
LIXIL Corp.	282,500	3,588
Compagnie de Saint-Gobain SA, non-registered shares	53,097	3,235
Brenntag SE	36,908	2,876
L3Harris Technologies, Inc.	14,584	2,855
Legrand SA	28,404	2,818
International Consolidated Airlines Group SA (CDI)[1]	1,321,449	2,728
Thales SA	17,875	2,676
ASSA ABLOY AB, Class B	108,369	2,601
Ceridian HCM Holding, Inc.[1]	37,048	2,481
Ryanair Holdings PLC (ADR)[1]	22,029	2,436
Astra International Tbk PT	5,087,400	2,318
Techtronic Industries Co., Ltd.	211,500	2,314
Schneider Electric SE	12,693	2,314
Canadian Pacific Kansas City, Ltd.	27,858	2,250
MTU Aero Engines AG	7,929	2,054
ITOCHU Corp.	51,500	2,048
RELX PLC	60,515	2,017
The Weir Group PLC	90,083	2,011
VINCI SA	15,017	1,745
Rentokil Initial PLC	222,930	1,741
Rockwell Automation	5,224	1,721
Northrop Grumman Corp.	3,702	1,687

American Funds Insurance Series	71

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Waste Connections, Inc.	11,403	$1,630
SMC Corp.	2,700	1,501
Bunzl PLC	36,011	1,371
AB Volvo, Class B	57,566	1,194
Larsen & Toubro, Ltd.	38,289	1,155
SS&C Technologies Holdings, Inc.	18,920	1,147
Nidec Corp.	20,500	1,127
AGC, Inc.[2]	30,700	1,105
Adecco Group AG	31,507	1,028
Atlas Copco AB, Class B	80,657	1,005
		251,788

Financials 10.56%
Zurich Insurance Group AG	32,303	15,347
AIA Group, Ltd.	1,355,399	13,829
Kotak Mahindra Bank, Ltd.	522,949	11,777
HDFC Bank, Ltd.	502,076	10,432
HDFC Bank, Ltd. (ADR)	13,515	942
ING Groep NV	703,205	9,497
B3 SA - Brasil, Bolsa, Balcao	2,894,024	8,830
Ping An Insurance (Group) Company of China, Ltd., Class H	1,064,000	6,817
Ping An Insurance (Group) Company of China, Ltd., Class A	10,900	70
JPMorgan Chase & Co.	43,395	6,311
Mastercard, Inc., Class A	15,273	6,007
Morgan Stanley	62,556	5,342
Aon PLC, Class A	15,144	5,228
HDFC Life Insurance Co., Ltd.	656,026	5,210
Blackstone, Inc.	53,281	4,954
Discover Financial Services	40,276	4,706
Chubb, Ltd.	22,335	4,301
Toronto-Dominion Bank (CAD denominated)	69,180	4,288
Postal Savings Bank of China Co., Ltd., Class H	6,840,000	4,219
DNB Bank ASA	197,610	3,694
S&P Global, Inc.	8,540	3,424
CME Group, Inc., Class A	18,023	3,339
Fairfax Financial Holdings, Ltd., subordinate voting shares	3,997	2,994
AXA SA	100,858	2,980
Great-West Lifeco, Inc.	97,775	2,839
China Merchants Bank Co., Ltd., Class A	408,272	1,850
China Merchants Bank Co., Ltd., Class H	199,903	909
Citigroup, Inc.	58,968	2,715
DBS Group Holdings, Ltd.	111,300	2,602
Israel Discount Bank, Ltd., Class A	472,063	2,347
Apollo Asset Management, Inc.	30,286	2,326
Banco Santander, SA	604,537	2,243
BNP Paribas SA	34,400	2,173
Wells Fargo & Company	48,925	2,088
FinecoBank SpA	153,752	2,074
National Bank of Canada	26,966	2,009
Blue Owl Capital, Inc., Class A	171,427	1,997
Arthur J. Gallagher & Co.	9,079	1,993
Worldline SA, non-registered shares[1]	48,188	1,764
MSCI, Inc.	3,463	1,625
Power Corporation of Canada, subordinate voting shares[2]	58,745	1,581
American International Group, Inc.	25,619	1,474
KBC Groep NV	20,095	1,405
Marsh & McLennan Companies, Inc.	7,341	1,381
Macquarie Group, Ltd.	11,334	1,351
Axis Bank, Ltd.	106,988	1,291
Bajaj Finance, Ltd.	12,773	1,118
East Money Information Co., Ltd., Class A	564,580	1,108
United Overseas Bank, Ltd.	44,700	927

72	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Aegon NV	177,180	$897
Brookfield Asset Management, Ltd., Class A (CAD denominated)	26,356	860
Goldman Sachs Group, Inc.	1,974	637
ICICI Bank, Ltd.	18,525	212
Lufax Holding, Ltd. (ADR)	48,300	69
Sberbank of Russia PJSC[3]	3,196,952	—	[4]
		192,403

Consumer discretionary 10.04%
LVMH Moët Hennessy-Louis Vuitton SE	34,529	32,586
Home Depot, Inc.	68,193	21,183
Amazon.com, Inc.[1]	121,358	15,820
Booking Holdings, Inc.[1]	3,648	9,851
Flutter Entertainment PLC[1]	44,029	8,862
Restaurant Brands International, Inc.	63,114	4,892
Restaurant Brands International, Inc. (CAD denominated)	41,026	3,181
General Motors Company	191,735	7,393
Cie. Financière Richemont SA, Class A	38,558	6,542
Industria de Diseño Textil, SA	162,734	6,323
Chipotle Mexican Grill, Inc.[1]	2,528	5,407
Marriott International, Inc., Class A	28,977	5,323
Lennar Corp., Class A	28,758	3,604
Sony Group Corp.	39,400	3,534
Evolution AB	27,614	3,499
Tesla, Inc.[1]	13,345	3,493
Shimano, Inc.[2]	18,700	3,130
Trip.com Group, Ltd. (ADR)[1]	89,385	3,129
Sands China, Ltd.[1]	893,200	3,057
YUM! Brands, Inc.	19,864	2,752
InterContinental Hotels Group PLC	37,124	2,564
Stellantis NV	134,629	2,366
Darden Restaurants, Inc.	13,635	2,278
Dowlais Group PLC[1]	1,167,726	1,883
MercadoLibre, Inc.[1]	1,576	1,867
NIKE, Inc., Class B	16,849	1,860
Starbucks Corp.	18,523	1,835
Pan Pacific International Holdings Corp.	93,100	1,668
Moncler SpA	23,963	1,658
Royal Caribbean Cruises, Ltd.[1]	15,976	1,657
Rivian Automotive, Inc., Class A1	91,806	1,530
NEXT PLC	17,196	1,510
Midea Group Co., Ltd., Class A	182,900	1,489
Kindred Group PLC (SDR)	127,475	1,358
Aristocrat Leisure, Ltd.	36,903	956
B&M European Value Retail SA	111,205	788
Li Ning Co., Ltd.	139,500	754
Wynn Macau, Ltd.[1]	826,400	753
Bandai Namco Holdings, Inc.	21,200	491
Hermès International	105	228
		183,054

Consumer staples 6.99%
Philip Morris International, Inc.	293,159	28,618
Nestlé SA	105,359	12,677
Kroger Co.	166,414	7,821
Seven & i Holdings Co., Ltd.	177,580	7,678
British American Tobacco PLC	217,347	7,211
Imperial Brands PLC	318,362	7,041
Ocado Group PLC[1]	863,537	6,239
Ajinomoto Co., Inc.	140,500	5,594
Kweichow Moutai Co., Ltd., Class A	22,100	5,153
Bunge, Ltd.	50,508	4,765

American Funds Insurance Series	73

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Danone SA	67,283	$4,123
Keurig Dr Pepper, Inc.	124,625	3,897
Arca Continental, SAB de CV	377,660	3,882
Dollar Tree Stores, Inc.[1]	27,039	3,880
Constellation Brands, Inc., Class A	14,919	3,672
Altria Group, Inc.	65,913	2,986
ITC, Ltd.	501,567	2,764
Treasury Wine Estates, Ltd.	343,339	2,580
Target Corp.	12,196	1,609
Kao Corp.[2]	41,100	1,489
Essity Aktiebolag, Class B	45,808	1,219
Wilmar International, Ltd.	422,200	1,189
Costco Wholesale Corp.	827	445
L’Oréal SA, non-registered shares	951	444
Pernod Ricard SA	1,544	341
		127,317

Materials 6.31%
Vale SA, ordinary nominative shares	1,295,106	17,370
Vale SA (ADR), ordinary nominative shares	728,719	9,780
Fortescue Metals Group, Ltd.	1,267,595	18,878
Glencore PLC	1,431,132	8,118
Rio Tinto PLC	126,162	8,015
Linde PLC	20,624	7,859
Air Liquide SA, non-registered shares	34,303	6,150
Air Liquide SA, bonus shares	6,397	1,147
Freeport-McMoRan, Inc.	177,915	7,117
Albemarle Corp.	20,974	4,679
Shin-Etsu Chemical Co., Ltd.	121,400	4,035
First Quantum Minerals, Ltd.	148,702	3,518
BHP Group, Ltd. (CDI)	113,284	3,365
Evonik Industries AG	148,278	2,818
Air Products and Chemicals, Inc.	8,673	2,598
Heidelberg Materials AG, non-registered shares	29,270	2,403
Akzo Nobel NV	25,784	2,107
Barrick Gold Corp. (CAD denominated)	121,716	2,059
Dow, Inc.	22,324	1,189
Corteva, Inc.	17,755	1,017
CRH PLC	12,762	705
		114,927

Communication services 5.46%
Alphabet, Inc., Class C1	157,995	19,113
Alphabet, Inc., Class A1	87,018	10,416
Netflix, Inc.[1]	29,129	12,831
Publicis Groupe SA	101,328	7,904
Meta Platforms, Inc., Class A1	25,350	7,275
NetEase, Inc.	333,100	6,473
Comcast Corp., Class A	145,949	6,064
Sea, Ltd., Class A (ADR)[1]	83,174	4,827
Bharti Airtel, Ltd.	394,026	4,226
Bharti Airtel, Ltd., interim shares	13,994	83
Take-Two Interactive Software, Inc.[1]	23,346	3,436
Deutsche Telekom AG	152,088	3,315
Universal Music Group NV	136,351	3,029
Singapore Telecommunications, Ltd.	1,510,800	2,799
SoftBank Corp.	256,685	2,746
Omnicom Group, Inc.	21,678	2,063

74	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Nippon Telegraph and Telephone Corp.	1,215,000	$1,440
Tencent Holdings, Ltd.	29,500	1,256
Yandex NV, Class A1	9,810	139
		99,435

Energy 5.23%
Canadian Natural Resources, Ltd. (CAD denominated)	399,557	22,464
EOG Resources, Inc.	77,547	8,875
Cenovus Energy, Inc. (CAD denominated)	462,034	7,847
TotalEnergies SE	122,540	7,023
Baker Hughes Co., Class A	201,698	6,376
Cameco Corp. (CAD denominated)	144,029	4,511
Cameco Corp.	43,262	1,355
Tourmaline Oil Corp.	120,026	5,655
BP PLC	906,866	5,313
Shell PLC (GBP denominated)	144,033	4,288
Reliance Industries, Ltd.	137,445	4,286
ConocoPhillips	34,528	3,577
Woodside Energy Group, Ltd.	115,207	2,668
Woodside Energy Group, Ltd. (CDI)	21,821	504
TC Energy Corp. (CAD denominated)	74,003	2,991
Suncor Energy, Inc.	76,426	2,242
Schlumberger NV	41,874	2,057
Exxon Mobil Corp.	18,586	1,993
Aker BP ASA	56,759	1,330
Gazprom PJSC[3]	2,248,304	—	[4]
		95,355

Utilities 2.12%
E.ON SE	416,028	5,303
DTE Energy Company	44,922	4,942
PG&E Corp.[1]	263,771	4,558
Engie SA	224,709	3,737
Engie SA, bonus shares	41,586	692
Edison International	49,486	3,437
China Resources Gas Group, Ltd.	946,432	3,245
Iberdrola, SA, non-registered shares	248,020	3,240
Constellation Energy Corp.	34,696	3,176
NextEra Energy, Inc.	32,920	2,443
Power Grid Corporation of India, Ltd.	663,057	2,063
AES Corp.	44,200	916
Public Service Enterprise Group, Inc.	13,054	817
		38,569

Real estate 0.65%
Crown Castle, Inc. REIT	38,059	4,337
Longfor Group Holdings, Ltd.	829,738	2,032
American Tower Corp. REIT	10,183	1,975
China Resources Mixc Lifestyle Services, Ltd.	326,600	1,625
Iron Mountain, Inc. REIT	17,607	1,000
Sun Hung Kai Properties, Ltd.	70,500	889
		11,858

Total common stocks (cost: $1,280,753,000)		1,740,035

Preferred securities 0.10%
Consumer discretionary 0.06%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	8,854	1,099

American Funds Insurance Series	75

Capital World Growth and Income Fund (continued)

Preferred securities (continued)	Shares		Value (000)
Health care 0.03%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]		59,790	$543

Financials 0.01%
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1]		57,948	133
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]		56,047	132
			265

Total preferred securities (cost: $2,388,000)			1,907

Bonds, notes & other debt instruments 0.59%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 0.32%
Brazil (Federative Republic of) 10.00% 1/1/2033	BRL	23,200	4,672
United Mexican States, Series M, 8.00% 12/7/2023	MXN	20,000	1,153
			5,825

Corporate bonds, notes & loans 0.27%
Health care 0.14%
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	USD	1,600	1,591
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		1,100	987
			2,578

Consumer discretionary 0.06%
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[5]		465	494
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[5]		390	364
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[5]		151	159
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[5]		125	133
			1,150

Energy 0.04%
TransCanada Pipelines, Ltd. 5.10% 3/15/2049		800	746

Financials 0.03%
Lloyds Banking Group PLC 3.369% 12/14/2046 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 12/14/2041)[6]		709	470

Total corporate bonds, notes & loans			4,944

Total bonds, notes & other debt instruments (cost: $10,451,000)			10,769

Short-term securities 3.94%		Shares
Money market investments 3.89%
Capital Group Central Cash Fund 5.15%[7,8]		708,625	70,870

76	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.05%
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[7,9]	428,400	$429
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[7,9]	428,400	428
		857

Total short-term securities (cost: $71,717,000)		71,727
Total investment securities 100.13% (cost: $1,365,309,000)		1,824,438
Other assets less liabilities (0.13)%		(2,311)

Net assets 100.00%		$1,822,127

Investments in affiliates8

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)		Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Short-term securities 3.89%
Money market investments 3.89%
Capital Group Central Cash Fund 5.15%[7]	$693	$205,416	$135,244		$(5)	$10	$70,870	$1,471
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.15%[7]	111		111	[10]			—	—	[11]
Total 3.89%					$(5)	$10	$70,870	$1,471

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $6,023,000, which represented .33% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,150,000, which represented .06% of the net assets of the fund.
[6]	Step bond; coupon rate may change at a later date.
[7]	Rate represents the seven-day yield at 6/30/2023.
[8]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

BRL = Brazilian reais

CAD = Canadian dollars

CDI = CREST Depository Interest

GBP = British pounds

MXN = Mexican pesos

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	77

Growth-Income Fund
Investment portfolio June 30, 2023	unaudited

Common stocks 94.66%	Shares	Value (000)
Information technology 20.32%
Microsoft Corp.	7,657,151	$2,607,566
Broadcom, Inc.	2,065,791	1,791,929
Apple, Inc.	1,666,424	323,236
ASML Holding NV	215,068	155,682
ASML Holding NV (New York registered) (ADR)	137,293	99,503
Taiwan Semiconductor Manufacturing Company, Ltd.	12,123,000	225,916
Accenture PLC, Class A	703,659	217,135
Adobe, Inc.[1]	417,161	203,988
Applied Materials, Inc.	1,300,400	187,960
ServiceNow, Inc.[1]	294,412	165,451
NVIDIA Corp.	380,677	161,034
Texas Instruments, Inc.	744,443	134,015
SK hynix, Inc.	1,326,567	116,969
GoDaddy, Inc., Class A1	1,402,444	105,366
Salesforce, Inc.[1]	460,286	97,240
Arista Networks, Inc.[1]	548,871	88,950
Analog Devices, Inc.	398,402	77,613
Intel Corp.	2,300,000	76,912
Micron Technology, Inc.	1,077,000	67,970
QUALCOMM, Inc.	564,911	67,247
Snowflake, Inc., Class A1	366,942	64,574
KLA Corp.	116,000	56,262
MKS Instruments, Inc.	481,000	51,996
Cognizant Technology Solutions Corp., Class A	682,850	44,576
Datadog, Inc., Class A1	365,800	35,987
Lam Research Corp.	50,039	32,168
Trimble, Inc.[1]	443,800	23,495
Dye & Durham, Ltd.	243,145	3,324
		7,284,064

Industrials 16.14%
General Electric Co.	7,403,660	813,292
Raytheon Technologies Corp.	6,583,828	644,952
Carrier Global Corp.	7,536,978	374,663
TransDigm Group, Inc.	379,321	339,178
Northrop Grumman Corp.	597,300	272,249
Woodward, Inc.	2,204,500	262,137
Airbus SE, non-registered shares	1,617,590	233,831
Waste Connections, Inc.	1,425,463	203,741
General Dynamics Corp.	848,975	182,657
Waste Management, Inc.	1,005,502	174,374
GFL Environmental, Inc., subordinate voting shares	4,404,748	170,904
Automatic Data Processing, Inc.	764,135	167,949
TFI International, Inc.	1,386,815	158,041
Equifax, Inc.	597,507	140,593
Lincoln Electric Holdings, Inc.	651,887	129,484
Safran SA	750,153	117,858
ITT, Inc.	1,244,379	115,989
Broadridge Financial Solutions, Inc.	675,596	111,899
United Airlines Holdings, Inc.[1]	1,946,966	106,830
BWX Technologies, Inc.	1,485,298	106,303
L3Harris Technologies, Inc.	520,048	101,810
Old Dominion Freight Line, Inc.	245,487	90,769
United Rentals, Inc.	183,000	81,503
Fortive Corp.	1,085,000	81,126
CSX Corp.	2,368,992	80,783
Union Pacific Corp.	368,000	75,300
Concentrix Corp.	904,367	73,028
Delta Air Lines, Inc.	1,415,000	67,269
Honeywell International, Inc.	291,182	60,420
Boeing Company[1]	270,800	57,182
Ceridian HCM Holding, Inc.[1]	561,543	37,607

78	American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
TELUS International (Cda), Inc., subordinate voting shares[1]	2,302,991	$34,959
Norfolk Southern Corp.	143,359	32,508
Otis Worldwide Corp.	268,100	23,864
Lockheed Martin Corp.	50,000	23,019
Fastenal Co.	379,747	22,401
Paychex, Inc.	127,131	14,222
		5,784,694

Health care 12.80%
UnitedHealth Group, Inc.	1,440,199	692,217
Abbott Laboratories	6,276,960	684,314
AbbVie, Inc.	3,434,623	462,747
GE HealthCare Technologies, Inc.	4,644,037	377,282
Novo Nordisk AS, Class B	1,693,679	273,552
Eli Lilly and Company	542,974	254,644
AstraZeneca PLC	1,209,323	173,222
AstraZeneca PLC (ADR)	721,200	51,616
Danaher Corp.	888,895	213,335
Thermo Fisher Scientific, Inc.	321,657	167,824
Bristol-Myers Squibb Company	2,284,278	146,080
Humana, Inc.	322,703	144,290
Takeda Pharmaceutical Company, Ltd.	3,045,800	95,733
Regeneron Pharmaceuticals, Inc.[1]	131,081	94,187
Revvity, Inc.	769,600	91,421
Johnson & Johnson	510,333	84,470
Vertex Pharmaceuticals, Inc.[1]	231,626	81,511
CVS Health Corp.	1,133,178	78,337
Zoetis, Inc., Class A	400,684	69,002
Pfizer, Inc.	1,470,000	53,920
Penumbra, Inc.[1]	150,905	51,920
Elevance Health, Inc.	105,511	46,877
Gilead Sciences, Inc.	537,989	41,463
Medtronic PLC	413,597	36,438
Stryker Corp.	105,643	32,231
Edwards Lifesciences Corp.[1]	317,059	29,908
Tandem Diabetes Care, Inc.[1]	910,186	22,336
BioMarin Pharmaceutical, Inc.[1]	155,000	13,435
Seagen, Inc.[1]	47,504	9,143
NovoCure, Ltd.[1]	193,600	8,034
Vir Biotechnology, Inc.[1]	258,400	6,338
		4,587,827

Financials 10.82%
Mastercard, Inc., Class A	1,561,599	614,177
JPMorgan Chase & Co.	3,087,383	449,029
Marsh & McLennan Companies, Inc.	1,709,201	321,466
Visa, Inc., Class A	1,346,541	319,777
Arthur J. Gallagher & Co.	1,189,650	261,211
Chubb, Ltd.	927,008	178,505
Aon PLC, Class A	442,013	152,583
Morgan Stanley	1,673,017	142,876
BlackRock, Inc.	202,957	140,272
B3 SA - Brasil, Bolsa, Balcao	39,829,500	121,530
Fidelity National Information Services, Inc.	2,114,700	115,674
FleetCor Technologies, Inc.[1]	420,507	105,581
Wells Fargo & Company	2,248,532	95,967
Global Payments, Inc.	973,628	95,922
S&P Global, Inc.	228,138	91,458
Berkshire Hathaway, Inc., Class B1	250,000	85,250
State Street Corp.	1,077,260	78,834
Fiserv, Inc.[1]	536,700	67,705
Webster Financial Corp.	1,701,139	64,218

American Funds Insurance Series	79

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Power Corporation of Canada, subordinate voting shares[2]	2,293,100	$61,726
Blue Owl Capital, Inc., Class A	4,749,165	55,328
KKR & Co., Inc.	970,000	54,320
MSCI, Inc.	91,248	42,822
American International Group, Inc.	704,000	40,508
TPG, Inc., Class A	1,347,552	39,429
PNC Financial Services Group, Inc.	299,471	37,718
Truist Financial Corp.	800,000	24,280
Citizens Financial Group, Inc.	728,750	19,006
CME Group, Inc., Class A	5,500	1,019
		3,878,191

Communication services 8.96%
Alphabet, Inc., Class C1	5,999,920	725,810
Alphabet, Inc., Class A1	5,066,514	606,462
Meta Platforms, Inc., Class A1	2,031,905	583,116
Netflix, Inc.[1]	1,202,337	529,617
Comcast Corp., Class A	10,213,138	424,356
Charter Communications, Inc., Class A1	326,637	119,997
Electronic Arts, Inc.	843,700	109,428
Take-Two Interactive Software, Inc.[1]	502,094	73,888
T-Mobile US, Inc.[1]	268,821	37,339
		3,210,013

Consumer discretionary 8.49%
Amazon.com, Inc.[1]	6,914,363	901,356
Royal Caribbean Cruises, Ltd.[1]	2,651,730	275,090
Hilton Worldwide Holdings, Inc.	1,430,007	208,137
Starbucks Corp.	1,763,887	174,731
General Motors Company	3,674,894	141,704
Home Depot, Inc.	415,393	129,038
Chipotle Mexican Grill, Inc.[1]	51,964	111,151
Restaurant Brands International, Inc.	1,405,154	108,927
Churchill Downs, Inc.	720,852	100,321
InterContinental Hotels Group PLC	1,396,700	96,451
Wyndham Hotels & Resorts, Inc.	1,322,000	90,650
Entain PLC	5,237,408	85,057
NIKE, Inc., Class B	692,740	76,458
Tesla, Inc.[1]	284,057	74,358
D.R. Horton, Inc.	556,366	67,704
Burlington Stores, Inc.[1]	399,428	62,866
Kering SA	101,695	56,322
CarMax, Inc.[1]	650,000	54,405
Darden Restaurants, Inc.	296,000	49,456
Marriott International, Inc., Class A	258,000	47,392
Airbnb, Inc., Class A1	350,000	44,856
Tapestry, Inc.	948,126	40,580
YUM! Brands, Inc.	196,630	27,243
NVR, Inc.[1]	3,010	19,115
Aptiv PLC[1]	11,457	1,170
		3,044,538

Consumer staples 5.77%
Philip Morris International, Inc.	6,618,268	646,075
British American Tobacco PLC	9,803,959	325,261
Dollar Tree Stores, Inc.[1]	1,559,165	223,740
General Mills, Inc.	2,118,800	162,512
Molson Coors Beverage Company, Class B, restricted voting shares	2,332,249	153,555
Mondelez International, Inc.	1,607,973	117,285
Constellation Brands, Inc., Class A	407,978	100,416
Anheuser-Busch InBev SA/NV	1,339,531	75,866
Church & Dwight Co., Inc.	662,578	66,410

80	American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Archer Daniels Midland Company	670,100	$50,633
Dollar General Corp.	291,102	49,423
PepsiCo, Inc.	215,112	39,843
Monster Beverage Corp.[1]	357,120	20,513
Kraft Heinz Company	567,200	20,136
Keurig Dr Pepper, Inc.	575,591	17,999
		2,069,667

Energy 3.73%
Chevron Corp.	2,053,300	323,087
Baker Hughes Co., Class A	7,353,936	232,458
ConocoPhillips	2,074,316	214,920
Canadian Natural Resources, Ltd. (CAD denominated)	3,393,801	190,806
TC Energy Corp.	1,909,381	77,158
TC Energy Corp. (CAD denominated)	1,849,358	74,742
EOG Resources, Inc.	620,310	70,988
Exxon Mobil Corp.	660,220	70,808
Equitrans Midstream Corp.	3,862,622	36,927
Cheniere Energy, Inc.	238,735	36,374
Diamondback Energy, Inc.	51,890	6,816
		1,335,084

Utilities 3.46%
PG&E Corp.[1]	21,353,804	368,994
Edison International	2,689,330	186,774
Constellation Energy Corp.	1,414,838	129,528
Sempra Energy	690,000	100,457
Engie SA	5,237,367	87,114
CenterPoint Energy, Inc.	2,840,104	82,789
AES Corp.	3,252,943	67,434
NextEra Energy, Inc.	866,000	64,257
Entergy Corp.	645,000	62,804
CMS Energy Corp.	783,323	46,020
DTE Energy Company	401,000	44,118
		1,240,289

Materials 2.99%
Linde PLC	1,122,332	427,698
LyondellBasell Industries NV	1,735,980	159,415
Vale SA (ADR), ordinary nominative shares	5,459,475	73,266
Vale SA, ordinary nominative shares	3,404,848	45,666
Celanese Corp.	782,815	90,650
Corteva, Inc.	1,505,942	86,290
ATI, Inc.[1]	1,626,963	71,961
Freeport-McMoRan, Inc.	1,437,967	57,519
Barrick Gold Corp.	2,373,000	40,175
Sherwin-Williams Company	73,315	19,467
		1,072,107

Real estate 1.18%
Equinix, Inc. REIT	278,701	218,485
VICI Properties, Inc. REIT	5,171,525	162,541
Crown Castle, Inc. REIT	380,433	43,346
		424,372

Total common stocks (cost: $19,905,770,000)		33,930,846

Convertible stocks 0.17%
Financials 0.09%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 9/15/2023	527,700	34,881

American Funds Insurance Series	81

Growth-Income Fund (continued)

Convertible stocks (continued)	Shares		Value (000)
Utilities 0.08%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025[2]		617,200	$27,953

Total convertible stocks (cost: $74,384,000)			62,834

Bonds, notes & other debt instruments 0.02%	Principal amount (000)
Corporate bonds, notes & loans 0.02%
Industrials 0.02%
Boeing Co. 4.875% 5/1/2025	USD	4,706	4,641

Consumer discretionary 0.00%
General Motors Financial Co., Inc. 4.30% 7/13/2025		160	155
General Motors Financial Co., Inc. 5.25% 3/1/2026		827	815
			970
Total corporate bonds, notes & loans			5,611

Total bonds, notes & other debt instruments (cost: $5,618,000)			5,611

Short-term securities 5.47%		Shares
Money market investments 5.31%
Capital Group Central Cash Fund 5.15%[3,4]		19,017,596	1,901,950

Money market investments purchased with collateral from securities on loan 0.16%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[3,5]		29,173,894	29,174
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[3,5]		28,974,017	28,974
Capital Group Central Cash Fund 5.15%[3,4,5]		208	21
			58,169

Total short-term securities (cost: $1,959,423,000)			1,960,119
Total investment securities 100.32% (cost: $21,945,195,000)			35,959,410
Other assets less liabilities (0.32)%			(115,570)

Net assets 100.00%			$35,843,840

Investments in affiliates[4]

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)		Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Short-term securities 5.31%
Money market investments 5.31%
Capital Group Central Cash Fund 5.15%[3]	$2,565,190	$1,994,435	$2,658,100		$56	$369	$1,901,950	$56,076
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.15%[3,5]	40,231		40,210	[6]			21	—	[7]
Total 5.31%					$56	$369	$1,901,971	$56,076

82	American Funds Insurance Series

Growth-Income Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $61,497,000, which represented .17% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Rate represents the seven-day yield at 6/30/2023.
[4]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[6]	Represents net activity. Refer to Note 5 for more information on securities lending.
[7]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	83

International Growth and Income Fund
Investment portfolio June 30, 2023	unaudited

Common stocks 93.80%	Shares	Value (000)
Financials 16.65%
Ping An Insurance (Group) Company of China, Ltd., Class H	709,000	$4,543
AXA SA	136,862	4,043
AIA Group, Ltd.	379,400	3,871
Edenred SA	49,245	3,298
HDFC Bank, Ltd.	124,454	2,586
Zurich Insurance Group AG	5,353	2,543
DNB Bank ASA	122,116	2,283
UniCredit SpA	91,384	2,131
Société Générale	72,702	1,893
Resona Holdings, Inc.	387,000	1,854
Tokio Marine Holdings, Inc.	72,100	1,665
Euronext NV	19,426	1,321
Hana Financial Group, Inc.	40,282	1,206
Banco Santander, SA	296,060	1,099
London Stock Exchange Group PLC	9,959	1,055
KB Financial Group, Inc.	27,632	1,002
Aon PLC, Class A	2,758	952
Bank Hapoalim B.M.	112,043	919
Banco Bilbao Vizcaya Argentaria, SA	113,087	872
Erste Group Bank AG	23,853	838
Hang Seng Bank, Ltd.	55,600	792
Prudential PLC	54,761	772
Toronto-Dominion Bank (CAD denominated)	12,366	766
Grupo Financiero Banorte, SAB de CV, Series O	86,376	713
Industrial and Commercial Bank of China, Ltd., Class H	1,240,040	662
HDFC Life Insurance Co., Ltd.	79,609	632
DBS Group Holdings, Ltd.	24,695	577
China Merchants Bank Co., Ltd., Class H	125,500	571
Bank Leumi Le Israel BM	75,305	564
Tryg A/S	24,722	535
Discovery, Ltd.[1]	63,658	492
Kotak Mahindra Bank, Ltd.	20,930	471
CaixaBank, SA, non-registered shares	110,211	457
XP, Inc., Class A1	18,639	437
Israel Discount Bank, Ltd., Class A	87,188	433
Bank Mandiri (Persero) Tbk PT	1,210,116	424
ICICI Bank, Ltd. (ADR)	17,096	395
Dai-ichi Life Holdings, Inc.	20,400	391
United Overseas Bank, Ltd.	16,600	344
Skandinaviska Enskilda Banken AB, Class A	30,983	343
ICICI Securities, Ltd.	45,682	339
Brookfield Corp., Class A (CAD denominated)	9,671	326
Postal Savings Bank of China Co., Ltd., Class H	437,000	270
3i Group PLC	10,807	268
ING Groep NV	19,804	267
B3 SA - Brasil, Bolsa, Balcao	79,142	241
Canara Bank	62,228	230
Hong Kong Exchanges and Clearing, Ltd.	5,900	224
Banca Generali SpA	5,999	207
Intesa Sanpaolo SpA	77,253	203
ABN AMRO Bank NV	11,559	180
AU Small Finance Bank, Ltd.	12,289	113
Moscow Exchange MICEX-RTS PJSC[2]	346,177	—	[3]
Sberbank of Russia PJSC[2]	476,388	—	[3]
		53,613

Industrials 13.33%
Airbus SE, non-registered shares	49,518	7,158
BAE Systems PLC	392,905	4,636
CCR SA, ordinary nominative shares	804,508	2,361
ABB, Ltd.	54,020	2,126
Alliance Global Group, Inc.	7,601,700	1,848

84	American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
SMC Corp.	3,000	$1,668
Daikin Industries, Ltd.	7,900	1,613
RELX PLC	43,468	1,449
Ryanair Holdings PLC (ADR)[1]	12,942	1,431
Bunzl PLC	33,727	1,284
InPost SA1	113,181	1,228
Safran SA	6,996	1,099
Rheinmetall AG	3,570	980
Brenntag SE	12,182	949
Mitsui & Co., Ltd.	24,100	907
LIXIL Corp.	60,000	762
Nidec Corp.	12,900	709
Epiroc AB, Class A	19,168	363
Epiroc AB, Class B	18,749	303
Experian PLC	16,847	647
Techtronic Industries Co., Ltd.	59,000	646
TFI International, Inc. (CAD denominated)	4,727	539
Caterpillar, Inc.	2,180	536
BELIMO Holding AG	1,072	535
Canadian Pacific Kansas City, Ltd. (CAD denominated)	6,588	532
DSV A/S	2,346	494
Interpump Group SpA	8,775	488
Wizz Air Holdings PLC[1]	13,369	465
DHL Group	9,199	449
Canadian National Railway Company (CAD denominated)	3,461	419
SITC International Holdings Co., Ltd.	227,659	418
Siemens AG	2,467	411
AGC, Inc.[4]	10,000	360
Adecco Group AG	10,191	333
Diploma PLC	8,627	328
ITOCHU Corp.	8,000	318
Fluidra, SA, non-registered shares	15,091	294
IMCD NV	1,944	280
ASSA ABLOY AB, Class B	10,930	262
Hitachi, Ltd.	3,900	241
Rentokil Initial PLC	28,943	226
Komatsu, Ltd.	7,400	200
Shenzhen Inovance Technology Co., Ltd., Class A	22,300	197
Melrose Industries PLC	28,547	184
VAT Group AG	324	134
Polycab India, Ltd.	2,077	90
Thales SA	121	18
		42,918

Consumer discretionary 11.30%
LVMH Moët Hennessy-Louis Vuitton SE	5,443	5,137
Renault SA	72,530	3,060
Evolution AB	20,484	2,596
InterContinental Hotels Group PLC	27,923	1,928
Restaurant Brands International, Inc. (CAD denominated)[4]	24,397	1,892
Industria de Diseño Textil, SA	46,557	1,809
Midea Group Co., Ltd., Class A	189,700	1,544
adidas AG	7,496	1,454
B&M European Value Retail SA	194,270	1,377
Prosus NV, Class N	18,590	1,360
Sands China, Ltd.[1]	390,772	1,337
MGM China Holdings, Ltd.[1,4]	1,132,400	1,327
Sodexo SA	11,248	1,239
Galaxy Entertainment Group, Ltd.[1]	178,000	1,136
Stellantis NV	64,100	1,128
Wynn Macau, Ltd.[1]	1,149,200	1,047
Valeo SA, non-registered shares	38,408	824

American Funds Insurance Series	85

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Paltac Corp.	21,100	$702
Li Ning Co., Ltd.	117,500	635
Cie. Financière Richemont SA, Class A	3,572	606
Alibaba Group Holding, Ltd.[1]	52,100	542
Trip.com Group, Ltd.[1]	9,700	339
Trip.com Group, Ltd. (ADR)[1]	5,672	199
Entain PLC	32,062	521
Coupang, Inc., Class A1	28,125	489
D’Ieteren Group	2,544	450
Amadeus IT Group SA, Class A, non-registered shares	4,610	352
Games Workshop Group PLC	2,533	352
Kering SA	554	307
IDP Education, Ltd.	10,558	156
Pan Pacific International Holdings Corp.	8,200	147
Nitori Holdings Co., Ltd.	1,300	145
MercadoLibre, Inc.[1]	88	104
Dixon Technologies (India), Ltd.[1]	1,572	84
Balkrishna Industries, Ltd.	2,474	71
		36,396

Information technology 10.93%
Taiwan Semiconductor Manufacturing Company, Ltd.	417,000	7,771
ASML Holding NV	10,492	7,594
Tokyo Electron, Ltd.	23,900	3,423
Samsung Electronics Co., Ltd.	43,937	2,422
MediaTek, Inc.	103,000	2,286
Broadcom, Inc.	2,607	2,261
SAP SE	14,130	1,929
Keyence Corp.	2,600	1,230
TDK Corp.	29,700	1,150
Capgemini SE	6,068	1,149
ASM International NV	1,957	832
Nokia Corp.	179,319	752
Kingdee International Software Group Co., Ltd.[1]	432,000	580
Sage Group PLC	48,580	571
Halma PLC	11,436	331
Vanguard International Semiconductor Corp.	81,000	230
eMemory Technology, Inc.	3,000	215
NICE, Ltd. (ADR)[1]	890	184
Nomura Research Institute, Ltd.	5,300	146
Fujitsu, Ltd.	1,000	129
		35,185

Health care 9.62%
AstraZeneca PLC	71,421	10,231
Novo Nordisk AS, Class B	45,528	7,353
Sanofi	43,549	4,669
EssilorLuxottica SA	9,703	1,836
Bayer AG	26,813	1,482
Grifols, SA, Class B (ADR)[1]	86,250	790
Lonza Group AG	1,067	637
HOYA Corp.	4,800	573
Genus PLC	20,620	568
Siemens Healthineers AG	9,920	561
WuXi Biologics (Cayman), Inc.[1]	112,000	540
Roche Holding AG, nonvoting non-registered shares	1,227	375
Eisai Co., Ltd.	5,100	344
Argenx SE (ADR)[1]	777	303
Hypera SA, ordinary nominative shares	27,159	261
BeiGene, Ltd. (ADR)[1]	1,113	198

86	American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Innovent Biologics, Inc.[1]	46,000	$175
CanSino Biologics, Inc., Class H4	21,400	72
EUROAPI[1]	1,412	16
		30,984

Consumer staples 9.57%
Philip Morris International, Inc.	72,448	7,072
British American Tobacco PLC	145,829	4,838
Carlsberg A/S, Class B	15,731	2,515
Nestlé SA	20,772	2,499
Kweichow Moutai Co., Ltd., Class A	10,390	2,423
Pernod Ricard SA	8,902	1,967
Anheuser-Busch InBev SA/NV	25,928	1,469
KT&G Corp.	19,729	1,242
Arca Continental, SAB de CV	95,987	987
Carrefour SA, non-registered shares	46,158	875
Japan Tobacco, Inc.[4]	34,500	756
Asahi Group Holdings, Ltd.	18,300	709
Ocado Group PLC[1]	97,053	701
L’Oréal SA, non-registered shares	1,405	656
Foshan Haitian Flavouring and Food Co., Ltd., Class A	89,824	579
Imperial Brands PLC	26,127	578
Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	160,671	357
Reckitt Benckiser Group PLC	4,464	335
Danone SA	3,976	244
		30,802

Energy 6.60%
TotalEnergies SE	99,075	5,678
BP PLC	640,457	3,752
TechnipFMC PLC[1]	138,787	2,307
Schlumberger NV	33,086	1,625
Cameco Corp. (CAD denominated)	50,859	1,593
Canadian Natural Resources, Ltd. (CAD denominated)	24,662	1,387
TC Energy Corp. (CAD denominated)	28,137	1,137
Woodside Energy Group, Ltd.	30,934	716
Reliance Industries, Ltd.	18,277	570
Aker BP ASA	22,064	517
Saudi Arabian Oil Co.	55,149	475
Gaztransport & Technigaz SA	4,511	459
Tourmaline Oil Corp.	7,638	360
INPEX Corp.[4]	30,400	339
Equinor ASA	11,120	323
Sovcomflot PAO[2]	356,717	—	[3]
Gazprom PJSC[2]	671,150	—	[3]
LUKOIL Oil Co. PJSC[2]	9,706	—	[3]
		21,238

Communication services 5.81%
Publicis Groupe SA	40,679	3,173
Koninklijke KPN NV	772,856	2,759
Tencent Holdings, Ltd.	46,700	1,988
Nippon Telegraph and Telephone Corp.	1,645,000	1,949
Telefónica, SA, non-registered shares	387,455	1,572
BT Group PLC	791,363	1,231
SoftBank Corp.	91,600	980
América Móvil, SAB de CV, Class B (ADR)	33,508	725
Vodafone Group PLC	766,708	723
MTN Group, Ltd.	88,340	650
Deutsche Telekom AG	28,053	612
Singapore Telecommunications, Ltd.	312,200	578
KANZHUN, Ltd., Class A (ADR)[1]	32,449	488

American Funds Insurance Series	87

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Indus Towers, Ltd.[1]	219,926	$441
Sea, Ltd., Class A (ADR)[1]	4,726	274
NetEase, Inc.	14,000	272
Universal Music Group NV	8,573	191
KT Corp.	3,535	80
Viaplay Group AB, Class B1	6,878	40
		18,726

Materials 5.49%
Vale SA, ordinary nominative shares	166,547	2,234
Vale SA (ADR), ordinary nominative shares	59,920	804
Barrick Gold Corp.	118,707	2,010
Barrick Gold Corp. (CAD denominated)	13,543	229
Linde PLC	5,564	2,120
Glencore PLC	289,339	1,641
Rio Tinto PLC	15,796	1,004
Air Liquide SA, non-registered shares	4,736	849
Nutrien, Ltd. (CAD denominated)	13,817	816
Sociedad Química y Minera de Chile SA, Class B (ADR)	10,473	761
CEMEX, SAB de CV (ADR), ordinary participation certificates, units[1]	93,913	665
Asahi Kasei Corp.	96,500	655
Fortescue Metals Group, Ltd.	40,894	609
Holcim, Ltd.	8,429	567
Shin-Etsu Chemical Co., Ltd.	15,500	515
Sika AG	1,725	493
UPM-Kymmene OYJ	14,948	445
Fresnillo PLC	56,173	435
Grupo México, SAB de CV, Series B	86,163	415
DSM-Firmenich AG	2,262	243
Givaudan SA	52	173
Alrosa PJSC[2]	53,607	—	[3]
		17,683

Utilities 2.72%
Engie SA	170,504	2,836
ENN Energy Holdings, Ltd.	124,500	1,556
Brookfield Infrastructure Partners, LP	35,195	1,286
Enel SpA	121,999	822
National Grid PLC	51,693	683
Iberdrola, SA, non-registered shares	50,006	653
Veolia Environnement	17,522	554
China Resources Gas Group, Ltd.	103,400	355
		8,745

Real estate 1.78%
CK Asset Holdings, Ltd.	349,000	1,937
Prologis Property Mexico, SA de CV, REIT	269,369	1,001
Longfor Group Holdings, Ltd.	339,500	831
Mitsubishi Estate Co., Ltd.	65,100	777
Link REIT	125,768	700
KE Holdings, Inc., Class A (ADR)[1]	31,820	473
		5,719

Total common stocks (cost: $270,796,000)		302,009

Preferred securities 0.44%
Materials 0.36%
Gerdau SA, preferred nominative shares	221,414	1,159

88	American Funds Insurance Series

International Growth and Income Fund (continued)

Preferred securities (continued)	Shares		Value (000)
Information technology 0.08%
Samsung Electronics Co., Ltd., nonvoting preferred shares		5,728	$260

Total preferred securities (cost: $1,473,000)			1,419

Rights & warrants 0.03%
Consumer discretionary 0.03%
Midea Group Co., Ltd., Class A, warrants, expire 2/26/2024[1,5]		12,424	101

Total rights & warrants (cost: $93,000)			101

Bonds, notes & other debt instruments 0.33%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 0.33%
Brazil (Federative Republic of) 10.00% 1/1/2033	BRL	5,300	1,067

Total bonds, notes & other debt instruments (cost: $923,000)			1,067

Short-term securities 4.86%		Shares
Money market investments 4.38%
Capital Group Central Cash Fund 5.15%[6,7]		140,872	14,089

Money market investments purchased with collateral from securities on loan 0.48%
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[6,8]		774,570	775
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[6,8]		774,802	775
			1,550
Total short-term securities (cost: $15,633,000)			15,639
Total investment securities 99.46% (cost: $288,918,000)			320,235
Other assets less liabilities 0.54%			1,752

Net assets 100.00%			$321,987

Investments in affiliates7

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 6/30/2023 (000)	Dividend income (000)
Short-term securities 4.38%
Money market investments 4.38%
Capital Group Central Cash Fund 5.15%[6]	$5,492	$35,329	$26,735	$1	$2	$14,089	$282

American Funds Insurance Series	89

International Growth and Income Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]	All or a portion of this security was on loan. The total value of all such securities was $2,761,000, which represented .86% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[5]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $101,000, which represented .03% of the net assets of the fund.
[6]	Rate represents the seven-day yield at 6/30/2023.
[7]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviations
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

90	American Funds Insurance Series

Capital Income Builder
Investment portfolio June 30, 2023	unaudited

Common stocks 75.05%	Shares	Value (000)
Financials 12.46%
Zurich Insurance Group AG	36,882	$17,523
CME Group, Inc., Class A	61,555	11,405
JPMorgan Chase & Co.	70,175	10,206
Morgan Stanley	102,538	8,757
DBS Group Holdings, Ltd.	322,206	7,534
Power Corporation of Canada, subordinate voting shares[1]	201,698	5,429
DNB Bank ASA	285,670	5,341
BlackRock, Inc.	7,080	4,893
B3 SA - Brasil, Bolsa, Balcao	1,404,549	4,286
Münchener Rückversicherungs-Gesellschaft AG	10,154	3,808
AIA Group, Ltd.	367,400	3,749
ING Groep NV	249,623	3,371
Blackstone, Inc.	33,876	3,149
KBC Groep NV	42,469	2,970
Principal Financial Group, Inc.	39,022	2,959
China Pacific Insurance (Group) Co., Ltd., Class H	1,062,950	2,753
American International Group, Inc.	46,102	2,653
United Overseas Bank, Ltd.	114,400	2,371
National Bank of Canada	31,087	2,316
Wells Fargo & Company	52,572	2,244
Kaspi.kz JSC[2]	21,756	1,732
Kaspi.kz JSC (GDR)	5,504	438
Webster Financial Corp.	57,320	2,164
Toronto-Dominion Bank (CAD denominated)	33,526	2,078
Great-West Lifeco, Inc.	70,712	2,053
Tryg A/S	93,596	2,026
China Merchants Bank Co., Ltd., Class A	300,400	1,361
China Merchants Bank Co., Ltd., Class H	94,500	429
Hana Financial Group, Inc.	58,605	1,754
Capital One Financial Corp.	15,007	1,641
Ping An Insurance (Group) Company of China, Ltd., Class H	249,500	1,599
Swedbank AB, Class A	92,163	1,556
East West Bancorp, Inc.	26,392	1,393
State Street Corp.	16,884	1,236
360 ONE WAM, Ltd.	220,416	1,221
EFG International AG	119,467	1,214
BNP Paribas SA	19,047	1,203
Franklin Resources, Inc.	44,949	1,201
Western Union Company	88,324	1,036
Truist Financial Corp.	34,064	1,034
PNC Financial Services Group, Inc.	8,189	1,031
Citizens Financial Group, Inc.	39,063	1,019
TPG, Inc., Class A	31,841	932
Bank Central Asia Tbk PT	1,488,500	918
Patria Investments, Ltd., Class A	63,717	911
OneMain Holdings, Inc.	18,599	813
Banco Santander, SA	217,744	808
Citigroup, Inc.	17,383	800
Euronext NV	11,764	800
Société Générale	29,067	757
Vontobel Holding AG	11,821	751
Skandinaviska Enskilda Banken AB, Class A	63,216	699
Fidelity National Information Services, Inc.	10,115	553
Fukuoka Financial Group, Inc.	26,500	547
Bank of Montreal	4,075	368
UniCredit SpA	12,643	295
Travelers Companies, Inc.	1,600	278
Moscow Exchange MICEX-RTS PJSC[3]	875,002	—	[4]
Sberbank of Russia PJSC[3]	204,176	—	[4]
		148,366

American Funds Insurance Series	91

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Health care 9.66%
AbbVie, Inc.	164,878	$22,214
Abbott Laboratories	134,527	14,666
Gilead Sciences, Inc.	156,388	12,053
Amgen, Inc.	48,290	10,721
Sanofi	87,478	9,378
Medtronic PLC	102,282	9,011
AstraZeneca PLC	55,623	7,967
Bristol-Myers Squibb Company	119,512	7,643
Takeda Pharmaceutical Company, Ltd.	163,825	5,149
Roche Holding AG, nonvoting non-registered shares	10,518	3,214
Novartis AG	29,445	2,972
UnitedHealth Group, Inc.	6,021	2,894
Johnson & Johnson	14,328	2,372
GSK PLC	101,005	1,784
Merck & Co., Inc.	8,309	959
Pfizer, Inc.	19,387	711
EBOS Group, Ltd.	31,061	703
Bayer AG	12,628	698
		115,109

Consumer staples 9.60%
Philip Morris International, Inc.	269,741	26,332
British American Tobacco PLC	416,259	13,810
British American Tobacco PLC (ADR)	61,542	2,043
Nestlé SA	65,960	7,937
Altria Group, Inc.	170,048	7,703
General Mills, Inc.	89,727	6,882
PepsiCo, Inc.	32,513	6,022
Imperial Brands PLC	248,968	5,506
ITC, Ltd.	969,000	5,341
Danone SA	52,836	3,238
Carlsberg A/S, Class B	19,656	3,143
Unilever PLC	52,239	2,724
Diageo PLC	62,535	2,683
Seven & i Holdings Co., Ltd.	60,700	2,625
Kimberly-Clark Corp.	17,055	2,355
Anheuser-Busch InBev SA/NV	38,833	2,199
Kenvue, Inc.[5]	61,041	1,613
Wilmar International, Ltd.	564,000	1,588
Mondelez International, Inc.	17,875	1,304
Pernod Ricard SA	5,365	1,185
Kraft Heinz Company	33,332	1,183
Procter & Gamble Company	7,261	1,102
Essity Aktiebolag, Class B	39,037	1,039
Vector Group, Ltd.	69,487	890
Kao Corp.[1]	20,600	746
Target Corp.	5,570	735
Reckitt Benckiser Group PLC	7,982	599
Viscofan, SA, non-registered shares	7,558	522
Asahi Group Holdings, Ltd.[1]	11,800	457
Scandinavian Tobacco Group A/S	21,667	361
Coca-Cola HBC AG (CDI)	8,272	246
Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	99,537	221
		114,334

Industrials 8.19%
Raytheon Technologies Corp.	215,838	21,143
BAE Systems PLC	538,573	6,355
Siemens AG	35,691	5,941
Honeywell International, Inc.	23,926	4,965
Lockheed Martin Corp.	10,428	4,801
DHL Group	87,449	4,270

92	American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
RELX PLC	121,397	$4,047
Paychex, Inc.	30,673	3,431
Union Pacific Corp.	15,264	3,123
Marubeni Corp.	178,800	3,055
Kone OYJ, Class B	56,581	2,956
United Parcel Service, Inc., Class B	16,388	2,937
Singapore Technologies Engineering, Ltd.	968,200	2,641
L3Harris Technologies, Inc.	12,595	2,466
ITOCHU Corp.	58,800	2,338
Trinity Industries, Inc.	90,425	2,325
VINCI SA	17,993	2,091
Broadridge Financial Solutions, Inc.	11,724	1,942
Illinois Tool Works, Inc.	7,540	1,886
BOC Aviation, Ltd.	199,400	1,615
AB Volvo, Class B	75,480	1,566
SGS SA	15,425	1,457
Automatic Data Processing, Inc.	6,541	1,438
Compañia de Distribución Integral Logista Holdings, SA, non-registered shares	47,408	1,278
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	68,673	1,233
Trelleborg AB, Class B	49,881	1,211
Canadian National Railway Company (CAD denominated)	9,101	1,102
Carrier Global Corp.	17,129	851
Bureau Veritas SA	29,068	797
Waste Management, Inc.	3,955	686
General Dynamics Corp.	2,786	599
Airbus SE, non-registered shares	3,671	531
Sulzer AG	4,052	349
LIXIL Corp.	10,000	127
		97,553

Information technology 7.73%
Broadcom, Inc.	45,416	39,396
Microsoft Corp.	64,408	21,933
Taiwan Semiconductor Manufacturing Company, Ltd.	549,800	10,246
Texas Instruments, Inc.	41,595	7,488
KLA Corp.	5,048	2,448
Tokyo Electron, Ltd.	11,100	1,590
NetApp, Inc.	17,470	1,335
Analog Devices, Inc.	6,364	1,240
GlobalWafers Co., Ltd.	76,938	1,235
SAP SE	8,709	1,189
Vanguard International Semiconductor Corp.	398,700	1,132
Samsung Electronics Co., Ltd.	16,417	905
Intel Corp.	18,847	630
SINBON Electronics Co., Ltd.	37,446	446
BE Semiconductor Industries NV	3,224	349
Tripod Technology Corp.	67,000	266
QUALCOMM, Inc.	1,645	196
		92,024

Utilities 6.20%
National Grid PLC	662,548	8,755
Engie SA	378,476	6,295
Engie SA, bonus shares	36,900	614
E.ON SE	501,396	6,391
Power Grid Corporation of India, Ltd.	2,052,725	6,386
The Southern Co.	77,968	5,477
DTE Energy Company	48,749	5,363
Iberdrola, SA, non-registered shares	301,212	3,934
Edison International	55,028	3,822
Sempra Energy	26,255	3,822
Duke Energy Corp.	38,994	3,499

American Funds Insurance Series	93

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Dominion Energy, Inc.	53,949	$2,794
AES Corp.	119,553	2,478
CenterPoint Energy, Inc.	77,961	2,273
SSE PLC	77,332	1,812
Entergy Corp.	18,533	1,804
Public Service Enterprise Group, Inc.	25,936	1,624
Pinnacle West Capital Corp.	15,295	1,246
ENN Energy Holdings, Ltd.	96,100	1,201
Exelon Corp.	28,319	1,154
SembCorp Industries, Ltd.	239,800	1,021
Evergy, Inc.	15,369	898
Power Assets Holdings, Ltd.	106,500	559
NextEra Energy, Inc.	6,009	446
CMS Energy Corp.	3,992	234
		73,902

Real estate 5.81%
VICI Properties, Inc. REIT	523,772	16,462
Crown Castle, Inc. REIT	100,515	11,453
Equinix, Inc. REIT	10,387	8,143
Public Storage REIT	15,169	4,428
Extra Space Storage, Inc. REIT	23,243	3,460
Federal Realty Investment Trust REIT	29,425	2,847
Gaming and Leisure Properties, Inc. REIT	54,176	2,625
Link REIT	467,128	2,601
American Tower Corp. REIT	13,195	2,559
Boston Properties, Inc. REIT	34,917	2,011
CK Asset Holdings, Ltd.	330,500	1,834
Welltower, Inc. REIT	20,296	1,642
Sun Hung Kai Properties, Ltd.	113,755	1,435
Charter Hall Group REIT	153,228	1,097
POWERGRID Infrastructure Investment Trust REIT	681,110	955
CTP NV	69,427	901
Digital Realty Trust, Inc. REIT	6,950	791
Longfor Group Holdings, Ltd.	298,000	730
Mindspace Business Parks REIT	186,589	702
Kimco Realty Corp. REIT	31,679	625
Prologis, Inc. REIT	4,763	584
Americold Realty Trust, Inc. REIT	17,402	562
Embassy Office Parks REIT	115,328	409
CubeSmart REIT	8,847	395
		69,251

Energy 5.80%
Canadian Natural Resources, Ltd. (CAD denominated)	220,983	12,424
Exxon Mobil Corp.	83,569	8,963
TC Energy Corp. (CAD denominated)	189,219	7,647
TC Energy Corp.	16,085	650
TotalEnergies SE	107,364	6,153
Chevron Corp.	37,408	5,886
BP PLC	828,721	4,855
EOG Resources, Inc.	41,596	4,760
Shell PLC (GBP denominated)	121,163	3,608
Shell PLC (ADR)	8,467	511
Woodside Energy Group, Ltd.	123,536	2,861
Woodside Energy Group, Ltd. (CDI)	25,206	582
Equitrans Midstream Corp.	220,130	2,104
Schlumberger NV	37,613	1,848
ConocoPhillips	16,317	1,691
Enbridge, Inc. (CAD denominated)	41,796	1,554
Pioneer Natural Resources Company	4,023	833
Baker Hughes Co., Class A	25,932	820

94	American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Energy (continued)
DT Midstream, Inc.	13,716	$680
Neste OYJ	15,434	595
Gazprom PJSC[3]	880,428	—	[4]
		69,025

Consumer discretionary 3.65%
Home Depot, Inc.	20,368	6,327
Industria de Diseño Textil, SA	119,156	4,629
Starbucks Corp.	44,556	4,414
Midea Group Co., Ltd., Class A	531,675	4,327
Kering SA	7,159	3,965
Restaurant Brands International, Inc.	48,923	3,793
LVMH Moët Hennessy-Louis Vuitton SE	3,751	3,540
YUM! Brands, Inc.	25,305	3,506
McDonald’s Corp.	11,591	3,459
Galaxy Entertainment Group, Ltd.[5]	202,000	1,289
Darden Restaurants, Inc.	7,342	1,227
NEXT PLC	12,327	1,083
Tractor Supply Co.	2,597	574
OPAP SA	22,896	399
Inchcape PLC	31,417	310
Pearson PLC	26,653	281
Kindred Group PLC (SDR)	24,452	261
VF Corp.	4,833	92
		43,476

Communication services 3.15%
Comcast Corp., Class A	236,587	9,830
Nippon Telegraph and Telephone Corp.	3,885,000	4,603
Koninklijke KPN NV	1,059,102	3,781
Singapore Telecommunications, Ltd.	1,895,500	3,512
Verizon Communications, Inc.	91,806	3,414
SoftBank Corp.	305,400	3,267
BCE, Inc.	53,284	2,429
América Móvil, SAB de CV, Class B (ADR)	90,869	1,967
HKT Trust and HKT, Ltd., units	1,154,240	1,344
Omnicom Group, Inc.	10,871	1,034
WPP PLC	91,116	953
Warner Music Group Corp., Class A	34,824	909
Indus Towers, Ltd.[5]	230,158	462
		37,505

Materials 2.80%
Vale SA (ADR), ordinary nominative shares	343,898	4,615
Vale SA, ordinary nominative shares	225,122	3,019
Rio Tinto PLC	84,330	5,357
Air Products and Chemicals, Inc.	13,544	4,057
Linde PLC	9,160	3,491
BHP Group, Ltd. (CDI)	63,035	1,872
UPM-Kymmene OYJ	56,040	1,670
Evonik Industries AG1	71,217	1,354
LyondellBasell Industries NV	14,470	1,329
International Flavors & Fragrances, Inc.	16,439	1,308
Sociedad Química y Minera de Chile SA, Class B (ADR)	12,929	939
BASF SE	16,210	787
Asahi Kasei Corp.	102,400	695
Celanese Corp.	5,292	613
Smurfit Kappa Group PLC	17,699	591
Gerdau SA (ADR)	105,698	552

American Funds Insurance Series	95

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
WestRock Co.	16,223	$472
Fortescue Metals Group, Ltd.	28,457	424
Nexa Resources SA1	51,286	249
		33,394

Total common stocks (cost: $740,664,000)		893,939

Preferred securities 0.04%
Financials 0.04%
Banco Bradesco SA, preferred nominative shares	138,496	476

Total preferred securities (cost: $385,000)		476

Rights & warrants 0.00%
Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 11/22/2023[5]	7,130	10

Total rights & warrants (cost: $0)		10

Convertible stocks 0.24%
Utilities 0.24%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	35,900	1,626
AES Corp., convertible preferred units, 6.875% 2/15/2024	8,659	707
American Electric Power Company, Inc., convertible preferred units, 6.125% 8/15/2023	9,704	482

Total convertible stocks (cost: $3,074,000)		2,815

Investment funds 3.08%
Capital Group Central Corporate Bond Fund[6]	4,434,560	36,718

Total investment funds (cost: $41,985,000)		36,718

Bonds, notes & other debt instruments 17.31%	Principal amount (000)
Mortgage-backed obligations 7.22%
Federal agency mortgage-backed obligations 6.37%
Fannie Mae Pool #695412 5.00% 6/1/2033[7]	USD	—	[4]	—	[4]
Fannie Mae Pool #AD3566 5.00% 10/1/2035[7]		1		1
Fannie Mae Pool #931768 5.00% 8/1/2039[7]		1		1
Fannie Mae Pool #AC0794 5.00% 10/1/2039[7]		5		5
Fannie Mae Pool #932606 5.00% 2/1/2040[7]		2		2
Fannie Mae Pool #AE0311 3.50% 8/1/2040[7]		8		8
Fannie Mae Pool #AE1248 5.00% 6/1/2041[7]		8		8
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[7]		6		6
Fannie Mae Pool #AE1274 5.00% 10/1/2041[7]		6		6
Fannie Mae Pool #AE1277 5.00% 11/1/2041[7]		4		4
Fannie Mae Pool #AE1283 5.00% 12/1/2041[7]		2		2
Fannie Mae Pool #AE1290 5.00% 2/1/2042[7]		4		4
Fannie Mae Pool #AT0300 3.50% 3/1/2043[7]		1		1
Fannie Mae Pool #AT3954 3.50% 4/1/2043[7]		2		2
Fannie Mae Pool #AY1829 3.50% 12/1/2044[7]		2		2
Fannie Mae Pool #FM9416 3.50% 7/1/2045[7]		143		133
Fannie Mae Pool #BH3122 4.00% 6/1/2047[7]		1		1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[7]		35		34
Fannie Mae Pool #BK5232 4.00% 5/1/2048[7]		19		18
Fannie Mae Pool #BK6840 4.00% 6/1/2048[7]		25		24
Fannie Mae Pool #BK9743 4.00% 8/1/2048[7]		8		7

96	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BK9761 4.50% 8/1/2048[7]	USD	5	$5
Fannie Mae Pool #FM3280 3.50% 5/1/2049[7]		36	34
Fannie Mae Pool #CA5540 3.00% 4/1/2050[7]		3,097	2,762
Fannie Mae Pool #CA6309 3.00% 7/1/2050[7]		364	325
Fannie Mae Pool #CA6349 3.00% 7/1/2050[7]		136	120
Fannie Mae Pool #CA6740 3.00% 8/1/2050[7]		95	84
Fannie Mae Pool #CA7048 3.00% 9/1/2050[7]		50	44
Fannie Mae Pool #CA7052 3.00% 9/1/2050[7]		15	13
Fannie Mae Pool #CA7381 3.00% 10/1/2050[7]		152	134
Fannie Mae Pool #FM5166 3.00% 12/1/2050[7]		97	86
Fannie Mae Pool #BR4104 2.00% 1/1/2051[7]		49	41
Fannie Mae Pool #FM5509 3.00% 1/1/2051[7]		148	131
Fannie Mae Pool #CB0191 3.00% 4/1/2051[7]		182	162
Fannie Mae Pool #CB0193 3.00% 4/1/2051[7]		22	20
Fannie Mae Pool #FM7909 3.00% 6/1/2051[7]		18	16
Fannie Mae Pool #FM8477 3.00% 8/1/2051[7]		131	116
Fannie Mae Pool #CB2787 3.50% 12/1/2051[7]		23	21
Fannie Mae Pool #BV0790 3.50% 1/1/2052[7]		96	88
Fannie Mae Pool #FS0647 3.00% 2/1/2052[7]		973	868
Fannie Mae Pool #CB3179 3.50% 3/1/2052[7]		341	311
Fannie Mae Pool #BW1289 5.50% 10/1/2052[7]		131	131
Fannie Mae Pool #BW1243 5.50% 10/1/2052[7]		123	122
Fannie Mae Pool #MA4842 5.50% 12/1/2052[7]		177	177
Fannie Mae Pool #MA4919 5.50% 2/1/2053[7]		115	114
Fannie Mae Pool #FS4563 5.00% 5/1/2053[7]		66	65
Fannie Mae Pool #MA5010 5.50% 5/1/2053[7]		307	305
Fannie Mae Pool #MA5011 6.00% 5/1/2053[7]		1,785	1,801
Fannie Mae Pool #MA5039 5.50% 6/1/2053[7]		376	375
Fannie Mae Pool #CB6485 6.00% 6/1/2053[7]		464	468
Fannie Mae Pool #CB6486 6.00% 6/1/2053[7]		287	291
Fannie Mae Pool #CB6465 6.00% 6/1/2053[7]		205	207
Fannie Mae Pool #MA5071 5.00% 7/1/2053[7]		372	365
Fannie Mae Pool #MA5072 5.50% 7/1/2053[7]		1,251	1,246
Fannie Mae Pool #BF0142 5.50% 8/1/2056[7]		371	381
Fannie Mae Pool #BF0342 5.50% 1/1/2059[7]		252	256
Fannie Mae Pool #BM6737 4.50% 11/1/2059[7]		655	634
Fannie Mae Pool #BF0497 3.00% 7/1/2060[7]		440	376
Freddie Mac Pool #SC0149 2.00% 3/1/2041[7]		75	64
Freddie Mac Pool #RB0544 2.00% 6/1/2041[7]		130	111
Freddie Mac Pool #Q15874 4.00% 2/1/2043[7]		1	1
Freddie Mac Pool #G67711 4.00% 3/1/2048[7]		222	213
Freddie Mac Pool #Q55971 4.00% 5/1/2048[7]		18	17
Freddie Mac Pool #Q56175 4.00% 5/1/2048[7]		16	16
Freddie Mac Pool #Q55970 4.00% 5/1/2048[7]		8	8
Freddie Mac Pool #Q56599 4.00% 6/1/2048[7]		25	24
Freddie Mac Pool #Q57242 4.50% 7/1/2048[7]		12	12
Freddie Mac Pool #Q58411 4.50% 9/1/2048[7]		49	48
Freddie Mac Pool #Q58436 4.50% 9/1/2048[7]		27	27
Freddie Mac Pool #Q58378 4.50% 9/1/2048[7]		19	18
Freddie Mac Pool #ZT1704 4.50% 1/1/2049[7]		1,169	1,147
Freddie Mac Pool #RA3384 3.00% 8/1/2050[7]		16	14
Freddie Mac Pool #RA3506 3.00% 9/1/2050[7]		156	138
Freddie Mac Pool #RA5901 3.00% 9/1/2051[7]		81	71
Freddie Mac Pool #RA6347 3.00% 11/1/2051[7]		163	144
Freddie Mac Pool #SD8214 3.50% 5/1/2052[7]		606	552
Freddie Mac Pool #QE3580 3.50% 6/1/2052[7]		493	449
Freddie Mac Pool #QE4383 4.00% 6/1/2052[7]		337	317
Freddie Mac Pool #RA7556 4.50% 6/1/2052[7]		909	875
Freddie Mac Pool #SD1584 4.50% 9/1/2052[7]		200	195
Freddie Mac Pool #QF0924 5.50% 9/1/2052[7]		320	319
Freddie Mac Pool #SD2948 5.50% 11/1/2052[7]		127	126

American Funds Insurance Series	97

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD2716 5.00% 4/1/2053[7]	USD	108		$106
Freddie Mac Pool #SD8316 5.50% 4/1/2053[7]		618		616
Freddie Mac Pool #SD8324 5.50% 5/1/2053[7]		467		465
Freddie Mac Pool #SD8329 5.00% 6/1/2053[7]		36		35
Freddie Mac Pool #SD8331 5.50% 6/1/2053[7]		1,172		1,167
Freddie Mac Pool #RA9294 6.50% 6/1/2053[7]		21		22
Freddie Mac Pool #RA9289 6.50% 6/1/2053[7]		17		18
Freddie Mac Pool #RA9288 6.50% 6/1/2053[7]		16		17
Freddie Mac Pool #RA9292 6.50% 6/1/2053[7]		17		17
Freddie Mac Pool #RA9287 6.50% 6/1/2053[7]		11		11
Freddie Mac Pool #RA9290 6.50% 6/1/2053[7]		8		8
Freddie Mac Pool #RA9291 6.50% 6/1/2053[7]		6		6
Freddie Mac Pool #RA9295 6.50% 6/1/2053[7]		4		4
Freddie Mac Pool #SD8341 5.00% 7/1/2053[7]		360		353
Freddie Mac Pool #SD8342 5.50% 7/1/2053[7]		2,559		2,549
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[7,8]		160		160
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[7,8]		110		102
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[7]		227		209
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[7,8]		222		205
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[7,8]		93		84
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[7]		77		69
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[7]		19		17
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[7]		960		857
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[7]		379		355
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[7]		590		551
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[7]		17		16
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[7]		10		9
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[7]		872		823
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[7]		1,234		1,129
Government National Mortgage Assn. 5.50% 7/1/2053[7,9]		970		966
Government National Mortgage Assn. 4.00% 8/1/2053[7,9]		3,568		3,379
Government National Mortgage Assn. 5.00% 8/1/2053[7,9]		1,610		1,582
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049[7]		199		195
Government National Mortgage Assn. Pool #694836 5.75% 9/20/2059[7]		—	[4]	—	[4]
Government National Mortgage Assn. Pool #765152 4.14% 7/20/2061[7]		—	[4]	—	[4]
Government National Mortgage Assn. Pool #766525 4.70% 11/20/2062[7]		—	[4]	—	[4]
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064[7]		—	[4]	—	[4]
Uniform Mortgage-Backed Security 2.50% 7/1/2038[7,9]		308		280
Uniform Mortgage-Backed Security 2.50% 8/1/2038[7,9]		1,400		1,277
Uniform Mortgage-Backed Security 2.00% 7/1/2053[7,9]		981		800
Uniform Mortgage-Backed Security 3.00% 7/1/2053[7,9]		1,083		953
Uniform Mortgage-Backed Security 3.50% 7/1/2053[7,9]		3,995		3,641
Uniform Mortgage-Backed Security 4.00% 7/1/2053[7,9]		407		382
Uniform Mortgage-Backed Security 4.50% 7/1/2053[7,9]		176		169
Uniform Mortgage-Backed Security 5.00% 7/1/2053[7,9]		7,608		7,455
Uniform Mortgage-Backed Security 5.50% 7/1/2053[7,9]		2,585		2,573
Uniform Mortgage-Backed Security 2.00% 8/1/2053[7,9]		300		245
Uniform Mortgage-Backed Security 2.50% 8/1/2053[7,9]		560		476

98	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 3.00% 8/1/2053[7,9]	USD	160	$141
Uniform Mortgage-Backed Security 4.00% 8/1/2053[7,9]		2,600	2,442
Uniform Mortgage-Backed Security 4.50% 8/1/2053[7,9]		2,300	2,213
Uniform Mortgage-Backed Security 5.50% 8/1/2053[7,9]		11,110	11,055
Uniform Mortgage-Backed Security 6.00% 8/1/2053[7,9]		6,352	6,407
Uniform Mortgage-Backed Security 6.50% 8/1/2053[7,9]		1,386	1,414
			75,895

Collateralized mortgage-backed obligations (privately originated) 0.48%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[2,7,8]		131	105
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[2,7,8]		78	69
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[2,7]		86	76
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[2,7,8]		119	112
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[2,7,8]		89	85
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[2,7,8]		176	162
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[2,7,8]		10	9
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 5.817% 10/25/2041[2,7,8]		3	3
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.467% 12/25/2042[2,7,8]		40	41
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.967% 6/25/2043[2,7,8]		432	433
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[2,7,8]		574	559
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[2,7]		58	61
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[2,7]		65	64
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[2,7,8]		114	92
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.067% 4/25/2042[2,7,8]		97	98
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.267% 5/25/2042[2,7,8]		17	17
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.217% 9/25/2042[2,7,8]		29	30
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.767% 9/25/2042[2,7,8]		64	66
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (1-month USD-LIBOR + 1.70%) 6.85% 1/25/2050[2,7,8]		148	148
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 7.00% 2/25/2050[2,7,8]		358	359
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (1-month USD-LIBOR + 5.10%) 10.25% 6/27/2050[2,7,8]		535	576
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (1-month USD-LIBOR + 6.00%) 11.15% 8/25/2050[2,7,8]		502	558
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[2,7]		194	181
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[2,7,10]		188	181
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[2,7,8]		73	68
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[2,7,10]		124	115
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 6.00% 11/25/2055[2,7,8]		202	200
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 5.90% 5/25/2055[2,7,8]		244	242
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[2,7]		99	90
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[2,7,8]		48	46
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[2,7,8]		12	12
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[2,7,8]		14	14
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[2,7,8]		35	33

American Funds Insurance Series	99

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[2,7,8]	USD	42	$40
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[2,7,8]		22	21
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[2,7]		442	387
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[2,3]		100	88
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[2,7]		196	174
Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[2,7]		100	98
			5,713

Commercial mortgage-backed securities 0.37%
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 3/15/2056[7,8]		287	292
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 6.917% 5/15/2039[2,7,8]		110	109
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.045% 4/15/2037[2,7,8]		329	320
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.262% 6/15/2027[2,7,8]		332	332
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.893% 9/15/2036[2,7,8]		648	628
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 6.092% 10/15/2036[2,7,8]		266	258
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 6.839% 10/15/2036[2,7,8]		100	96
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.638% 4/15/2037[2,7,8]		152	150
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 5.863% 6/15/2038[2,7,8]		169	164
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 6.593% 6/15/2038[2,7,8]		97	93
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 6.693% 11/15/2038[2,7,8]		100	97
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.598% 8/15/2039[2,7,8]		89	89
BX Trust, Series 2023-VLT2, Class A, (1-month USD CME Term SOFR + 2.281%) 7.34% 6/15/2040[2,7,8]		221	221
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[2,7,8]		237	237
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 6.273% 7/15/2038[2,7,8]		96	95
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[7]		73	73
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD CME Term SOFR + 1.148%) 6.295% 12/15/2036 (1-month USD CME Term SOFR + 1.348% on 12/15/2023)[2,7,10]		24	24
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 6.113% 7/15/2025[2,7,8]		229	225
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 6.343% 5/17/2038[2,7,8]		300	297
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[2,7,8]		100	77
Multifamily Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 8.40% 10/15/2049[2,7,8]		141	137
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 5.924% 11/15/2038[2,7,8]		361	351
			4,365

Total mortgage-backed obligations			85,973

U.S. Treasury bonds & notes 7.13%
U.S. Treasury 6.06%
U.S. Treasury 0.125% 12/15/2023		2,160	2,111
U.S. Treasury 2.50% 4/30/2024		364	355
U.S. Treasury 4.25% 9/30/2024		2,126	2,098
U.S. Treasury 0.625% 10/15/2024		11,050	10,413

100	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 3.875% 3/31/2025	USD	12,897	$12,645
U.S. Treasury 4.25% 5/31/2025		5,017	4,953
U.S. Treasury 4.00% 2/15/2026		2,621	2,581
U.S. Treasury 0.75% 3/31/2026		1	1
U.S. Treasury 0.75% 5/31/2026		3,850	3,458
U.S. Treasury 1.875% 6/30/2026		4,855	4,506
U.S. Treasury 1.125% 10/31/2026		995	895
U.S. Treasury 2.00% 11/15/2026[11]		2,800	2,590
U.S. Treasury 0.50% 4/30/2027		2,900	2,513
U.S. Treasury 2.625% 5/31/2027		80	75
U.S. Treasury 6.125% 11/15/2027		950	1,021
U.S. Treasury 4.00% 2/29/2028		745	740
U.S. Treasury 1.25% 3/31/2028		1,350	1,181
U.S. Treasury 3.625% 3/31/2028		4	4
U.S. Treasury 3.625% 5/31/2028		10,265	10,039
U.S. Treasury 4.00% 2/28/2030		1,659	1,658
U.S. Treasury 6.25% 5/15/2030		890	1,009
U.S. Treasury 4.125% 11/15/2032		9	9
U.S. Treasury 3.375% 5/15/2033		819	791
U.S. Treasury 4.50% 8/15/2039		640	688
U.S. Treasury 1.125% 5/15/2040[11]		2,400	1,556
U.S. Treasury 2.00% 11/15/2041		300	220
U.S. Treasury 3.875% 5/15/2043		106	104
U.S. Treasury 2.375% 5/15/2051		197	146
U.S. Treasury 4.00% 11/15/2052[11]		157	161
U.S. Treasury 3.625% 2/15/2053[11]		3,754	3,599
			72,120

U.S. Treasury inflation-protected securities 1.07%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[12]		1,441	1,407
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[12]		549	527
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[12]		1,292	1,230
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[12]		384	367
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[12]		234	222
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[12]		2,431	2,281
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[12]		1,464	1,443
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030[12]		2,181	1,957
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[12]		1,864	1,657
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031[12]		141	125
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[12]		205	176
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[11,12]		2,068	1,379
			12,771

Total U.S. Treasury bonds & notes			84,891

Corporate bonds, notes & loans 2.00%
Health care 0.35%
Amgen, Inc. 5.507% 3/2/2026		50	50
Amgen, Inc. 5.15% 3/2/2028		65	65
Amgen, Inc. 4.05% 8/18/2029		145	138
Amgen, Inc. 5.25% 3/2/2030		134	134
Amgen, Inc. 4.20% 3/1/2033		133	124
Amgen, Inc. 5.25% 3/2/2033		71	71
Amgen, Inc. 5.60% 3/2/2043		125	125
Amgen, Inc. 4.20% 2/22/2052		19	16
Amgen, Inc. 4.875% 3/1/2053		45	41
Amgen, Inc. 5.65% 3/2/2053		37	37
Amgen, Inc. 5.75% 3/2/2063		95	96
AstraZeneca Finance, LLC 4.875% 3/3/2028		35	35
AstraZeneca PLC 3.375% 11/16/2025		200	192
AstraZeneca PLC 3.00% 5/28/2051		11	8

American Funds Insurance Series	101

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Baxter International, Inc. 3.132% 12/1/2051	USD	25	$17
Centene Corp. 4.625% 12/15/2029		530	488
Centene Corp. 3.375% 2/15/2030		179	154
Centene Corp. 2.625% 8/1/2031		40	32
CVS Health Corp. 5.125% 2/21/2030		50	50
CVS Health Corp. 5.25% 2/21/2033		23	23
CVS Health Corp. 5.30% 6/1/2033		24	24
CVS Health Corp. 5.625% 2/21/2053		55	55
Elevance Health, Inc. 4.90% 2/8/2026		10	10
Elevance Health, Inc. 4.75% 2/15/2033		16	16
Elevance Health, Inc. 5.125% 2/15/2053		13	13
Eli Lilly and Co. 5.00% 2/27/2026		35	35
Eli Lilly and Co. 4.875% 2/27/2053		23	24
Eli Lilly and Co. 4.95% 2/27/2063		14	14
Gilead Sciences, Inc. 1.65% 10/1/2030		8	7
HCA, Inc. 2.375% 7/15/2031		18	14
Humana, Inc. 3.70% 3/23/2029		12	11
Merck & Co., Inc. 1.70% 6/10/2027		118	106
Merck & Co., Inc. 3.40% 3/7/2029		110	103
Merck & Co., Inc. 4.50% 5/17/2033		35	35
Merck & Co., Inc. 4.90% 5/17/2044		35	35
Merck & Co., Inc. 5.00% 5/17/2053		18	18
Molina Healthcare, Inc. 3.875% 5/15/2032[2]		40	34
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		13	13
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043		35	35
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		12	12
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030		8	6
Regeneron Pharmaceuticals, Inc. 2.80% 9/15/2050		2	1
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026		270	254
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024		551	548
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		650	583
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046		300	198
Zoetis, Inc. 5.60% 11/16/2032		25	26
			4,126

Consumer discretionary 0.30%
BMW US Capital, LLC 4.15% 4/9/2030[2]		290	277
BMW US Capital, LLC 3.70% 4/1/2032[2]		25	23
Daimler Trucks Finance North America, LLC 1.125% 12/14/2023[2]		495	485
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[2]		175	165
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[2]		150	149
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[2]		150	130
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[2]		150	122
Ford Motor Credit Co., LLC 2.30% 2/10/2025		200	187
Ford Motor Credit Co., LLC 5.125% 6/16/2025		695	677
Ford Motor Credit Co., LLC 2.70% 8/10/2026		306	274
Ford Motor Credit Co., LLC 4.95% 5/28/2027		604	570
Grand Canyon University 4.125% 10/1/2024		200	189
McDonald’s Corp. 3.60% 7/1/2030		12	11
McDonald’s Corp. 4.60% 9/9/2032		6	6
McDonald’s Corp. 5.15% 9/9/2052		10	10
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[2]		115	122
Toyota Motor Credit Corp. 5.40% 11/10/2025		228	230
			3,627

Financials 0.29%
AerCap Ireland Capital DAC 5.75% 6/6/2028		150	149
AerCap Ireland Capital DAC 3.30% 1/30/2032		150	123
American Express Co. 4.90% 2/13/2026		28	28
American International Group, Inc. 5.125% 3/27/2033		17	17

102	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Aon Corp. 5.35% 2/28/2033	USD	21	$21
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[10]		40	39
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[10]		231	183
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[10]		84	82
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[10]		40	40
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[2,10]		200	200
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[10]		30	29
Capital One Financial Corp. 5.817% 2/1/2034 (USD-SOFR + 2.60% on 2/1/2033)[10]		70	67
Charles Schwab Corp. 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[10]		15	15
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[10]		35	29
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[10]		50	50
CME Group, Inc. 2.65% 3/15/2032		50	43
Corebridge Financial, Inc. 3.85% 4/5/2029		180	162
Corebridge Financial, Inc. 3.90% 4/5/2032		32	28
Corebridge Financial, Inc. 4.35% 4/5/2042		7	6
Corebridge Financial, Inc. 4.40% 4/5/2052		49	39
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[2,10]		200	187
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[10]		150	150
Discover Financial Services 6.70% 11/29/2032		25	26
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[10]		75	61
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[10]		40	34
Intercontinental Exchange, Inc. 4.60% 3/15/2033		18	17
Intercontinental Exchange, Inc. 4.95% 6/15/2052		16	15
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[10]		100	100
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[10]		40	39
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[10]		227	181
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[10]		17	14
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[10]		25	24
Marsh & McLennan Companies, Inc. 5.45% 3/15/2053		30	31
Mastercard, Inc. 4.875% 3/9/2028		31	31
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[10]		25	25
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[10]		20	19
Nasdaq, Inc. 5.65% 6/28/2025		45	45
Nasdaq, Inc. 5.35% 6/28/2028		20	20
Nasdaq, Inc. 5.55% 2/15/2034		17	17
Nasdaq, Inc. 5.95% 8/15/2053		8	8
Nasdaq, Inc. 6.10% 6/28/2063		11	11
Navient Corp. 5.00% 3/15/2027		150	134
New York Life Global Funding 3.00% 1/10/2028[2]		150	139
PNC Financial Services Group, Inc. 5.812% 6/12/2026 (USD-SOFR + 1.322% on 6/12/2025)[10]		35	35
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[10]		50	50
Royal Bank of Canada 5.00% 2/1/2033		30	29
State Street Corp. 4.857% 1/26/2026 (USD-SOFR + 0.604% on 1/26/2025)[10]		15	15
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[10,13]		38	3
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[10]		10	10
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[10]		70	70
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[10]		35	35
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[2,10]		374	333
Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[10]		45	44
Wells Fargo & Company 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[10]		105	90
Wells Fargo & Company 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[10]		35	34
			3,426

American Funds Insurance Series	103

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities 0.29%
AEP Transmission Co., LLC 3.80% 6/15/2049	USD	45	$36
Consumers Energy Co. 4.625% 5/15/2033		50	49
DTE Electric Co. 5.20% 4/1/2033		35	36
Duke Energy Florida, LLC 5.95% 11/15/2052		25	27
Edison International 4.125% 3/15/2028		132	123
Edison International 5.25% 11/15/2028		55	54
Edison International 6.95% 11/15/2029		25	26
Electricité de France SA 6.25% 5/23/2033[2]		200	203
Electricité de France SA 9.125% 12/31/2079 (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[2,10]		200	206
FirstEnergy Corp. 2.65% 3/1/2030		493	416
FirstEnergy Corp. 2.25% 9/1/2030		107	87
Florida Power & Light Company 5.05% 4/1/2028		70	71
Florida Power & Light Company 5.10% 4/1/2033		35	35
NiSource, Inc. 5.40% 6/30/2033		25	25
Pacific Gas and Electric Co. 3.25% 2/16/2024		1,025	1,006
Pacific Gas and Electric Co. 2.95% 3/1/2026		97	89
Pacific Gas and Electric Co. 3.75% 7/1/2028		105	94
Pacific Gas and Electric Co. 4.65% 8/1/2028		284	263
Pacific Gas and Electric Co. 2.50% 2/1/2031		375	294
Pacific Gas and Electric Co. 6.40% 6/15/2033		50	50
Southern California Edison Co. 5.30% 3/1/2028		25	25
Southern California Edison Co. 3.60% 2/1/2045		206	152
Union Electric Co. 3.90% 4/1/2052		25	20
WEC Energy Group, Inc. 5.15% 10/1/2027		25	25
			3,412

Energy 0.24%
Apache Corp. 4.25% 1/15/2030		385	343
Baker Hughes Holdings, LLC 2.061% 12/15/2026		8	7
BP Capital Markets America, Inc. 3.633% 4/6/2030		360	335
Cenovus Energy, Inc. 5.40% 6/15/2047		73	66
ConocoPhillips Co. 5.30% 5/15/2053		25	26
EQT Corp. 5.00% 1/15/2029		35	33
EQT Corp. 3.625% 5/15/2031[2]		20	17
Equinor ASA 2.375% 5/22/2030		365	317
Exxon Mobil Corp. 2.995% 8/16/2039		200	159
Exxon Mobil Corp. 3.452% 4/15/2051		25	19
Kinder Morgan, Inc. 5.20% 6/1/2033		27	26
Kinder Morgan, Inc. 5.45% 8/1/2052		11	10
MPLX, LP 4.95% 9/1/2032		20	19
MPLX, LP 4.95% 3/14/2052		20	17
New Fortress Energy, Inc. 6.50% 9/30/2026[2]		80	72
NGL Energy Operating, LLC 7.50% 2/1/2026[2]		80	79
ONEOK, Inc. 3.10% 3/15/2030		42	36
ONEOK, Inc. 7.15% 1/15/2051		97	102
Petroleos Mexicanos 6.50% 1/23/2029		20	17
Petroleos Mexicanos 8.75% 6/2/2029		177	160
Petroleos Mexicanos 6.625% 6/15/2035		150	105
Sabine Pass Liquefaction, LLC 4.50% 5/15/2030		142	135
Shell International Finance BV 2.00% 11/7/2024		420	402
TransCanada Pipelines, Ltd. 5.10% 3/15/2049		150	140
TransCanada Trust 5.875% 8/15/2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[10]		205	194
Williams Companies, Inc. 5.30% 8/15/2052		40	37
			2,873

104	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services 0.23%
América Móvil, SAB de CV, 8.46% 12/18/2036	MXN	1,300	$68
AT&T, Inc. 3.50% 6/1/2041	USD	75	58
CCO Holdings, LLC 4.25% 2/1/2031[2]		360	292
CCO Holdings, LLC 4.75% 2/1/2032[2]		25	20
CCO Holdings, LLC 4.25% 1/15/2034[2]		175	132
Charter Communications Operating, LLC 3.70% 4/1/2051		25	16
Meta Platforms, Inc. 3.85% 8/15/2032		160	149
Meta Platforms, Inc. 4.45% 8/15/2052		95	83
Netflix, Inc. 4.875% 4/15/2028		150	148
SBA Tower Trust 1.631% 11/15/2026[2]		253	218
Sprint Capital Corp. 6.875% 11/15/2028		325	345
Sprint Capital Corp. 8.75% 3/15/2032		90	109
The Walt Disney Co. 4.625% 3/23/2040		120	115
T-Mobile USA, Inc. 3.875% 4/15/2030		625	576
T-Mobile USA, Inc. 2.55% 2/15/2031		203	169
Verizon Communications, Inc. 1.75% 1/20/2031		142	112
WarnerMedia Holdings, Inc. 5.05% 3/15/2042		47	40
WarnerMedia Holdings, Inc. 5.141% 3/15/2052		88	72
			2,722

Consumer staples 0.09%
7-Eleven, Inc. 0.80% 2/10/2024[2]		50	49
7-Eleven, Inc. 1.30% 2/10/2028[2]		14	12
7-Eleven, Inc. 1.80% 2/10/2031[2]		128	101
Altria Group, Inc. 3.875% 9/16/2046		22	15
Altria Group, Inc. 3.70% 2/4/2051		28	19
Anheuser-Busch InBev Worldwide, Inc. 4.50% 6/1/2050		5	5
BAT Capital Corp. 4.70% 4/2/2027		105	102
BAT Capital Corp. 4.54% 8/15/2047		82	60
BAT Capital Corp. 4.758% 9/6/2049		121	91
BAT International Finance PLC 4.448% 3/16/2028		150	142
Constellation Brands, Inc. 5.00% 2/2/2026		50	50
H.J. Heinz Co. 3.00% 6/1/2026		93	88
H.J. Heinz Co. 4.875% 10/1/2049		235	215
Philip Morris International, Inc. 5.125% 11/17/2027		43	43
Philip Morris International, Inc. 5.625% 11/17/2029		23	23
Philip Morris International, Inc. 5.125% 2/15/2030		56	55
Philip Morris International, Inc. 5.75% 11/17/2032		16	16
Philip Morris International, Inc. 5.375% 2/15/2033		55	55
			1,141

Information technology 0.08%
Apple, Inc. 3.35% 8/8/2032		145	135
Apple, Inc. 4.30% 5/10/2033		35	35
Apple, Inc. 4.85% 5/10/2053		27	28
Broadcom, Inc. 4.00% 4/15/2029[2]		3	3
Broadcom, Inc. 4.15% 4/15/2032[2]		11	10
Broadcom, Inc. 3.137% 11/15/2035[2]		2	2
Broadcom, Inc. 3.75% 2/15/2051[2]		91	67
Intel Corp. 5.125% 2/10/2030		45	45
Intel Corp. 5.20% 2/10/2033		53	54
Intel Corp. 5.70% 2/10/2053		14	14
Lenovo Group, Ltd. 5.875% 4/24/2025		400	398
Oracle Corp. 3.60% 4/1/2050		150	107
ServiceNow, Inc. 1.40% 9/1/2030		130	103
			1,001

American Funds Insurance Series	105

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials 0.07%
Boeing Co. 2.75% 2/1/2026	USD	91	$85
Boeing Co. 3.625% 2/1/2031		280	252
Boeing Co. 5.805% 5/1/2050		95	95
Canadian Pacific Railway Co. 3.10% 12/2/2051		102	73
CSX Corp. 4.75% 11/15/2048		50	46
CSX Corp. 4.50% 11/15/2052		35	32
Lockheed Martin Corp. 5.10% 11/15/2027		19	19
Masco Corp. 3.125% 2/15/2051		10	6
Northrop Grumman Corp. 4.95% 3/15/2053		21	20
Raytheon Technologies Corp. 5.00% 2/27/2026		11	11
Raytheon Technologies Corp. 5.375% 2/27/2053		43	45
Republic Services, Inc. 5.00% 4/1/2034		13	13
Union Pacific Corp. 2.80% 2/14/2032		17	15
Union Pacific Corp. 3.50% 2/14/2053		20	15
Waste Management, Inc. 4.625% 2/15/2030		60	59
			786

Materials 0.04%
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026		35	35
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028		35	35
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033		23	23
Celanese US Holdings, LLC 6.379% 7/15/2032		10	10
Dow Chemical Co. (The) 3.60% 11/15/2050		75	56
EIDP, Inc. 4.80% 5/15/2033		27	26
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[2]		100	84
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[2]		10	7
LYB International Finance III, LLC 3.625% 4/1/2051		102	71
Nutrien, Ltd. 5.90% 11/7/2024		84	84
Nutrien, Ltd. 5.80% 3/27/2053		15	15
South32 Treasury, Ltd. 4.35% 4/14/2032[2]		10	9
			455

Real estate 0.02%
American Tower Corp. 4.05% 3/15/2032		11	10
Boston Properties, LP 2.45% 10/1/2033		7	5
Boston Properties, LP 6.50% 1/15/2034		38	38
Crown Castle, Inc. 5.00% 1/11/2028		56	55
Equinix, Inc. 1.55% 3/15/2028		25	21
Equinix, Inc. 3.20% 11/18/2029		144	127
Equinix, Inc. 2.50% 5/15/2031		47	38
			294

Total corporate bonds, notes & loans			23,863

Asset-backed obligations 0.88%
ACHV ABS Trust, Series 2023-1, Class A, 6.42% 3/18/2030[2,7]		44	44
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[2,7]		38	37
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[2,7]		100	100
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[7]		100	97
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 10/17/2036[2,7]		84	82
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[2,7]		86	83
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[2,7]		100	96
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 6.216% 12/18/2025[7,8]		75	75
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[2,7]		197	179
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[2,7]		100	92

106	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[2,7]	USD	339	$339
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[2,7]		52	49
CarMax Auto Owner Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.77%) 5.837% 9/15/2025[7,8]		63	63
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[2,7]		351	315
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[2,7]		88	73
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[2,7]		90	80
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[2,7]		90	75
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[2,7]		316	274
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[2,7]		489	477
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[2,7]		72	71
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028[7]		326	319
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[2,7]		73	72
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[7]		213	210
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[2,7]		131	124
Ford Credit Auto Owner Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.667% 2/15/2025[7,8]		34	34
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[2,7]		176	172
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[2,7]		188	186
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[2,7]		469	411
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[2,7]		81	69
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[2,7]		123	114
GM Financial Automobile Leasing Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.71%) 5.776% 10/21/2024[7,8]		44	44
GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.667% 9/16/2025[7,8]		52	52
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[2,7]		285	282
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[2,7]		184	188
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A3, 4.47% 2/16/2028[7]		25	25
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A4, 4.43% 10/16/2028[7]		48	47
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[2,7]		247	232
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[2,7]		100	94
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[2,7]		268	234
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[2,7]		100	88
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[2,7]		100	86
Hyundai Auto Receivables Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.58%) 5.647% 5/15/2025[7,8]		66	66
Hyundai Auto Receivables Trust, Series 2023-A, Class A3, 4.58% 4/15/2027[7]		28	28
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48% 7/17/2028[7]		28	28
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[2,7]		28	28
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[2,7]		70	69
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[2,7]		42	36
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[2,7]		131	113
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[2,7]		187	166
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[2,7]		375	334
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 5.886% 4/20/2062[2,7,8]		190	187
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[2,7]		935	798
Nissan Auto Lease Trust, Series 2021-A, Class A3, 0.52% 8/15/2024[7]		100	99
Nissan Auto Lease Trust, Series 2022-A, Class A2B, (30-day Average USD-SOFR + 0.68%) 5.747% 8/15/2024[7,8]		121	121
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[2,7]		100	96
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[2,7]		100	91

American Funds Insurance Series	107

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[2,7]	USD	100	$97
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[2,7]		175	174
Santander Drive Auto Receivables Trust, Series 2022-4, Class A2, 4.05% 7/15/2025[7]		32	32
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[7]		415	415
Santander Drive Auto Receivables Trust, Series 2023-1, Class A2, 5.36% 5/15/2026[7]		62	62
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[2,7]		73	73
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[2,7]		63	54
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[2,7]		171	155
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[2,7,8]		335	299
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, (30-day Average USD-SOFR + 0.57%) 5.637% 8/15/2025[7,8]		21	21
Verizon Master Trust, Series 2022-3, Class A, 3.01% 5/20/2027 (3.76% on 11/20/2023)[7,10]		160	158
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[7,10]		451	448
Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02% 10/21/2024[7]		60	60
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 8/15/2025[2,7]		253	250
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[2,7]		80	80
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[2,7]		100	99
			10,521

Bonds & notes of governments & government agencies outside the U.S. 0.06%
Peru (Republic of) 2.783% 1/23/2031		190	163
Portuguese Republic 5.125% 10/15/2024		18	18
Qatar (State of) 4.50% 4/23/2028		200	200
Saudi Arabia (Kingdom of) 3.625% 3/4/2028		200	190
United Mexican States 3.25% 4/16/2030		200	178
			749

Municipals 0.02%
California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034		15	12

Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033		225	222

Total municipals			234

Total bonds, notes & other debt instruments (cost: $216,307,000)			206,231

Short-term securities 8.52%		Shares

Money market investments 8.06%
Capital Group Central Cash Fund 5.15%[6,14]		959,287	95,938

108	American Funds Insurance Series

Capital Income Builder (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.46%
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[14,15]	2,448,932	$2,449
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[14,15]	2,433,668	2,433
Capital Group Central Cash Fund 5.15%[6,14,15]	6,116	612
		5,494

Total short-term securities (cost: $101,407,000)		101,432
Total investment securities 104.24% (cost: $1,103,822,000)		1,241,621
Other assets less liabilities (4.24)%		(50,464)

Net assets 100.00%		$1,191,157

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	224	September 2023	USD45,549	$(578)
5 Year U.S. Treasury Note Futures	Long	456	September 2023	48,835	(843)
10 Year U.S. Treasury Note Futures	Long	6	September 2023	674	1
10 Year Ultra U.S. Treasury Note Futures	Long	2	September 2023	237	(3)
20 Year U.S. Treasury Bond Futures	Long	9	September 2023	1,142	(2)
30 Year Ultra U.S. Treasury Bond Futures	Long	71	September 2023	9,671	108
					$(1,317)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional	Value at	Upfront premium	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2023 (000)	paid (000)	at 6/30/2023 (000)
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	USD4,037	$(13)	$—	$(13)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024	5,914	(20)	—	(20)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024	8,100	(27)	—	(27)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	5,215	(90)	—	(90)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	5,635	(97)	—	(97)
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	5,600	(98)	—	(98)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	898	(16)	—	(16)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	4,100	(74)	—	(74)
SOFR	Annual	3.055%	Annual	4/6/2031	6,700	269	—	269
SOFR	Annual	2.91%	Annual	9/18/2050	592	36	—	36
						$(130)	$—	$(130)

American Funds Insurance Series	109

Capital Income Builder (continued)

Swap contracts (continued)

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	[16]	Value at 6/30/2023 (000)	[17]	Upfront premium paid (000)	Unrealized appreciation at 6/30/2023 (000)
5.00%	Quarterly	CDX.NA.HY.40	6/20/2028	USD 6,200		$172		$13	$159

Investments in affiliates6

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)		Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Investment funds 3.08%
Capital Group Central Corporate Bond Fund	$28,059	$8,243	$—		$—	$416	$36,718	$612
Short-term securities 8.11%
Money market investments 8.06%
Capital Group Central Cash Fund 5.15%[14]	77,952	131,623	113,656		4	15	95,938	2,156
Money market investments purchased with collateral from securities on loan 0.05%
Capital Group Central Cash Fund 5.15%[14,15]	1,712		1,100	[18]			612	—	[19]
Total short-term securities							96,550
Total 11.19%					$4	$431	$133,268	$2,768

[1]	All or a portion of this security was on loan. The total value of all such securities was $6,985,000, which represented .59% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[2]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $23,411,000, which represented 1.97% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Security did not produce income during the last 12 months.
[6]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[9]	Purchased on a TBA basis.
[10]	Step bond; coupon rate may change at a later date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,385,000, which represented .20% of the net assets of the fund.
[12]	Index-linked bond whose principal amount moves with a government price index.
[13]	Scheduled interest and/or principal payment was not received.
[14]	Rate represents the seven-day yield at 6/30/2023.
[15]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[16]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[17]	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.
[18]	Represents net activity. Refer to Note 5 for more information on securities lending.
[19]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

110	American Funds Insurance Series

Capital Income Builder (continued)

Key to abbreviations
ADR = American Depositary Receipts
Assn. = Association
CAD = Canadian dollars
CDI = CREST Depository Interest
CME = CME Group
DAC = Designated Activity Company
EFFR = Effective Federal Funds Rate
G.O. = General Obligation
GBP = British pounds
GDR = Global Depositary Receipts
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipts
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	111

Asset Allocation Fund
Investment portfolio June 30, 2023	unaudited

Common stocks 68.72%	Shares	Value (000)
Information technology 14.33%
Microsoft Corp.	3,468,640	$1,181,211
Broadcom, Inc.	1,202,067	1,042,709
ASML Holding NV (New York registered) (ADR)	487,911	353,614
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,167,000	218,694
MKS Instruments, Inc.	1,600,000	172,960
TE Connectivity, Ltd.	1,120,708	157,078
Oracle Corp.	1,083,246	129,004
Apple, Inc.	474,122	91,965
Snowflake, Inc., Class A1	432,116	76,044
Constellation Software, Inc.	25,700	53,248
NVIDIA Corp.	95,291	40,310
MediaTek, Inc.	1,463,000	32,475
Applied Materials, Inc.	135,000	19,513
GoDaddy, Inc., Class A1	207,378	15,580
Synopsys, Inc.[1]	35,500	15,457
MicroStrategy, Inc., Class A1	43,100	14,758
KLA Corp.	17,862	8,663
		3,623,283

Health care 10.88%
UnitedHealth Group, Inc.	877,396	421,712
Johnson & Johnson	1,847,058	305,725
Gilead Sciences, Inc.	3,115,000	240,073
Humana, Inc.	500,000	223,565
Eli Lilly and Company	400,469	187,812
Vertex Pharmaceuticals, Inc.[1]	505,500	177,890
Abbott Laboratories	1,600,000	174,432
Regeneron Pharmaceuticals, Inc.[1]	213,795	153,620
AbbVie, Inc.	1,089,767	146,824
Pfizer, Inc.	3,440,135	126,184
Bristol-Myers Squibb Company	1,374,818	87,920
AstraZeneca PLC	461,000	66,033
AstraZeneca PLC (ADR)	249,881	17,884
Centene Corp.[1]	1,004,000	67,720
Molina Healthcare, Inc.[1]	222,959	67,164
Thermo Fisher Scientific, Inc.	116,000	60,523
Alnylam Pharmaceuticals, Inc.[1]	261,834	49,733
Zoetis, Inc., Class A	279,361	48,109
Novo Nordisk AS, Class B	246,400	39,797
Seagen, Inc.[1]	115,000	22,133
Rotech Healthcare, Inc.[1,2,3]	184,138	19,334
AbCellera Biologics, Inc.[1,4]	2,871,293	18,549
Elevance Health, Inc.	37,542	16,679
Karuna Therapeutics, Inc.[1]	57,100	12,382
		2,751,797

Consumer discretionary 9.17%
Aramark	10,375,152	446,650
Home Depot, Inc.	1,255,700	390,071
Booking Holdings, Inc.[1]	92,416	249,554
Royal Caribbean Cruises, Ltd.[1]	1,748,724	181,413
LVMH Moët Hennessy-Louis Vuitton SE	165,700	156,375
General Motors Company	4,000,000	154,240
Entain PLC	7,000,000	113,682
D.R. Horton, Inc.	870,000	105,870
Amazon.com, Inc.[1]	800,000	104,288
Etsy, Inc.[1]	945,985	80,040
Darden Restaurants, Inc.	478,474	79,943
Burlington Stores, Inc.[1]	431,484	67,911
adidas AG	301,543	58,486
YUM! Brands, Inc.	277,000	38,378
Moncler SpA	395,000	27,331

112	American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Tractor Supply Co.	112,000	$24,763
Chipotle Mexican Grill, Inc.[1]	9,709	20,768
YETI Holdings, Inc.[1]	495,471	19,244
		2,319,007

Communication services 7.40%
Meta Platforms, Inc., Class A1	1,777,348	510,063
Alphabet, Inc., Class C1	3,009,502	364,059
Alphabet, Inc., Class A1	1,014,477	121,433
Charter Communications, Inc., Class A1	821,000	301,611
Netflix, Inc.[1]	437,545	192,734
Comcast Corp., Class A	3,423,000	142,226
Walt Disney Company[1]	874,000	78,031
Take-Two Interactive Software, Inc.[1]	445,000	65,486
ZoomInfo Technologies, Inc.[1]	2,500,000	63,475
Activision Blizzard, Inc.[1]	400,000	33,720
		1,872,838

Financials 6.92%
Aon PLC, Class A	806,892	278,539
Apollo Asset Management, Inc.	2,630,627	202,058
Synchrony Financial	4,100,000	139,072
JPMorgan Chase & Co.	725,000	105,444
Arthur J. Gallagher & Co.	476,724	104,674
Ares Management Corp., Class A	1,015,403	97,834
Capital One Financial Corp.	850,000	92,965
Blue Owl Capital, Inc., Class A	7,085,161	82,542
Mastercard, Inc., Class A	195,977	77,078
CME Group, Inc., Class A	380,200	70,447
Discover Financial Services	600,000	70,110
Blackstone, Inc.	737,500	68,565
Intercontinental Exchange, Inc.	599,487	67,790
Brookfield Corp., Class A	1,260,000	42,399
S&P Global, Inc.	102,000	40,891
Morgan Stanley	339,372	28,982
Trupanion, Inc.[1,4]	1,429,966	28,142
The Carlyle Group, Inc.	814,688	26,029
Wells Fargo & Company	570,000	24,328
Antin Infrastructure Partners SA	1,243,300	20,183
London Stock Exchange Group PLC	189,000	20,028
Nasdaq, Inc.	336,300	16,765
Progressive Corp.	105,000	13,899
OneMain Holdings, Inc.	300,000	13,107
Bridgepoint Group PLC	3,872,625	9,958
Islandsbanki hf.	9,555,235	7,999
Sberbank of Russia PJSC[2]	8,880,000	—	[5]
		1,749,828

Consumer staples 6.18%
Philip Morris International, Inc.	8,973,171	875,961
Nestlé SA	1,677,000	201,785
Target Corp.	750,000	98,925
Archer Daniels Midland Company	1,200,000	90,672
British American Tobacco PLC (ADR)	1,409,481	46,795
British American Tobacco PLC	1,080,000	35,830
Altria Group, Inc.	1,570,000	71,121
Avenue Supermarts, Ltd.[1]	970,539	46,092
Dollar General Corp.	236,327	40,124
Costco Wholesale Corp.	52,600	28,319
Dollar Tree Stores, Inc.[1]	185,000	26,547
		1,562,171

American Funds Insurance Series	113

Asset Allocation Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials 6.16%
Northrop Grumman Corp.	933,553	$425,513
Boeing Company[1]	1,219,206	257,447
Lockheed Martin Corp.	338,500	155,839
Caterpillar, Inc.	618,000	152,059
L3Harris Technologies, Inc.	744,000	145,653
CSX Corp.	2,628,369	89,627
Delta Air Lines, Inc.	1,224,213	58,199
General Electric Co.	318,583	34,996
Raytheon Technologies Corp.	269,433	26,394
Southwest Airlines Co.	675,300	24,453
United Airlines Holdings, Inc.[1]	421,388	23,122
Paychex, Inc.	205,595	23,000
Concentrix Corp.	282,626	22,822
Huntington Ingalls Industries, Inc.	100,000	22,760
AMETEK, Inc.	140,000	22,663
Copart, Inc.[1]	232,000	21,161
Chart Industries, Inc.[1]	130,200	20,805
HEICO Corp.	88,528	15,664
Equifax, Inc.	61,931	14,572
		1,556,749

Materials 3.70%
Corteva, Inc.	4,615,508	264,469
Mosaic Co.	3,321,012	116,235
Linde PLC	261,370	99,603
Nucor Corp.	500,000	81,990
Royal Gold, Inc.	700,000	80,346
Wheaton Precious Metals Corp.	1,785,000	77,148
Lundin Mining Corp.	6,465,000	50,656
First Quantum Minerals, Ltd.	2,100,000	49,680
Franco-Nevada Corp.	347,089	49,469
ATI, Inc.[1]	970,000	42,903
Nutrien, Ltd. (CAD denominated)	400,272	23,631
		936,130

Energy 2.88%
Canadian Natural Resources, Ltd. (CAD denominated)	5,852,700	329,050
ConocoPhillips	1,252,000	129,720
Cenovus Energy, Inc. (CAD denominated)	7,300,000	123,986
Hess Corp.	400,000	54,380
Halliburton Co.	1,410,700	46,539
Chevron Corp.	187,421	29,491
Exxon Mobil Corp.	129,835	13,925
Altera Infrastructure, LP1,2	14,641	1,231
Diamond Offshore Drilling, Inc.[1]	34,404	490
Constellation Oil Services Holding SA, Class B-1[1,2]	480,336	53
McDermott International, Ltd.[1]	30,762	5
Earthstone Energy, Inc., Class A1	101	1
Bighorn Permian Resources, LLC[2]	4,392	—	[5]
		728,871

Real estate 0.73%
VICI Properties, Inc. REIT	2,004,628	63,006
Gaming and Leisure Properties, Inc. REIT	1,101,246	53,366
Equinix, Inc. REIT	63,445	49,737
Crown Castle, Inc. REIT	166,000	18,914
		185,023

114	American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)	Shares		Value (000)
Utilities 0.37%
CenterPoint Energy, Inc.		1,717,846	$50,075
Sempra Energy		132,039	19,224
Constellation Energy Corp.		138,666	12,695
FirstEnergy Corp.		307,000	11,936
			93,930

Total common stocks (cost: $11,392,769,000)			17,379,627

Preferred securities 0.00%
Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,2,6]		450	337

Total preferred securities (cost: $466,000)			337

Rights & warrants 0.00%
Energy 0.00%
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[1,2]		4	—	[5]

Total rights & warrants (cost: $0)			—	[5]

Convertible stocks 0.20%
Health care 0.20%
Carbon Health Technologies, Inc., Series D-2, 8.00% noncumulative convertible preferred shares[2,3]		4,955,500	50,695

Total convertible stocks (cost: $50,000,000)			50,695

Investment funds 4.06%
Capital Group Central Corporate Bond Fund[7]		124,024,730	1,026,925

Total investment funds (cost: $1,234,226,000)			1,026,925

Bonds, notes & other debt instruments 21.42%		Principal amount (000)
Mortgage-backed obligations 7.37%
Federal agency mortgage-backed obligations 6.80%
Fannie Mae Pool #AD7072 4.00% 6/1/2025[8]	USD	1	1
Fannie Mae Pool #AE3069 4.00% 9/1/2025[8]		1	1
Fannie Mae Pool #AH0829 4.00% 1/1/2026[8]		1	1
Fannie Mae Pool #AH6431 4.00% 2/1/2026[8]		137	134
Fannie Mae Pool #AH5618 4.00% 2/1/2026[8]		1	1
Fannie Mae Pool #890329 4.00% 4/1/2026[8]		20	20
Fannie Mae Pool #MA1109 4.00% 5/1/2027[8]		2	2
Fannie Mae Pool #MA3653 3.00% 3/1/2029[8]		11	11
Fannie Mae Pool #AL8347 4.00% 3/1/2029[8]		131	128
Fannie Mae Pool #254767 5.50% 6/1/2033[8]		189	194
Fannie Mae Pool #555956 5.50% 12/1/2033[8]		121	124
Fannie Mae Pool #BN1085 4.00% 1/1/2034[8]		392	381
Fannie Mae Pool #BN3172 4.00% 1/1/2034[8]		156	151
Fannie Mae Pool #929185 5.50% 1/1/2036[8]		368	377
Fannie Mae Pool #893641 6.00% 9/1/2036[8]		756	786
Fannie Mae Pool #893688 6.00% 10/1/2036[8]		147	152
Fannie Mae Pool #AS8554 3.00% 12/1/2036[8]		5,674	5,243
Fannie Mae Pool #907239 6.00% 12/1/2036[8]		32	32
Fannie Mae Pool #928031 6.00% 1/1/2037[8]		58	61
Fannie Mae Pool #888292 6.00% 3/1/2037[8]		495	514
Fannie Mae Pool #AD0249 5.50% 4/1/2037[8]		100	103
Fannie Mae Pool #190379 5.50% 5/1/2037[8]		51	53
Fannie Mae Pool #924952 6.00% 8/1/2037[8]		820	851

American Funds Insurance Series	115

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #888637 6.00% 9/1/2037[8]	USD	9		$9
Fannie Mae Pool #995674 6.00% 5/1/2038[8]		295		307
Fannie Mae Pool #AD0119 6.00% 7/1/2038[8]		901		937
Fannie Mae Pool #995224 6.00% 9/1/2038[8]		8		8
Fannie Mae Pool #AE0021 6.00% 10/1/2038[8]		271		281
Fannie Mae Pool #AL7164 6.00% 10/1/2038[8]		186		190
Fannie Mae Pool #889983 6.00% 10/1/2038[8]		17		17
Fannie Mae Pool #AD0095 6.00% 11/1/2038[8]		650		674
Fannie Mae Pool #AB0538 6.00% 11/1/2038[8]		105		109
Fannie Mae Pool #995391 6.00% 11/1/2038[8]		12		12
Fannie Mae Pool #AD0833 6.00% 1/1/2039[8]		—	[5]	—	[5]
Fannie Mae Pool #AL0309 6.00% 1/1/2040[8]		58		61
Fannie Mae Pool #AL0013 6.00% 4/1/2040[8]		172		178
Fannie Mae Pool #AL7228 6.00% 4/1/2041[8]		227		232
Fannie Mae Pool #AB4536 6.00% 6/1/2041[8]		380		390
Fannie Mae Pool #MA4387 2.00% 7/1/2041[8]		7,346		6,270
Fannie Mae Pool #MA4501 2.00% 12/1/2041[8]		8,448		7,153
Fannie Mae Pool #FS0305 1.50% 1/1/2042[8]		22,069		17,905
Fannie Mae Pool #MA4520 2.00% 1/1/2042[8]		14,380		12,170
Fannie Mae Pool #AP2131 3.50% 8/1/2042[8]		2,987		2,789
Fannie Mae Pool #AU8813 4.00% 11/1/2043[8]		2,095		2,027
Fannie Mae Pool #AU9348 4.00% 11/1/2043[8]		1,175		1,137
Fannie Mae Pool #AU9350 4.00% 11/1/2043[8]		941		905
Fannie Mae Pool #AL8773 3.50% 2/1/2045[8]		5,079		4,759
Fannie Mae Pool #FM9416 3.50% 7/1/2045[8]		8,436		7,853
Fannie Mae Pool #AL8354 3.50% 10/1/2045[8]		1,263		1,177
Fannie Mae Pool #AL8522 3.50% 5/1/2046[8]		2,659		2,474
Fannie Mae Pool #BC7611 4.00% 5/1/2046[8]		112		107
Fannie Mae Pool #AS8310 3.00% 11/1/2046[8]		359		323
Fannie Mae Pool #BD9307 4.00% 11/1/2046[8]		1,306		1,246
Fannie Mae Pool #BD9699 3.50% 12/1/2046[8]		1,463		1,351
Fannie Mae Pool #BE1290 3.50% 2/1/2047[8]		1,946		1,797
Fannie Mae Pool #BM1179 3.00% 4/1/2047[8]		449		402
Fannie Mae Pool #256975 7.00% 10/1/2047[8]		2		2
Fannie Mae Pool #CA0770 3.50% 11/1/2047[8]		1,441		1,334
Fannie Mae Pool #257036 7.00% 11/1/2047[8]		6		6
Fannie Mae Pool #MA3211 4.00% 12/1/2047[8]		2,527		2,417
Fannie Mae Pool #MA3277 4.00% 2/1/2048[8]		10		10
Fannie Mae Pool #BK5255 4.00% 5/1/2048[8]		11		10
Fannie Mae Pool #FM3278 3.50% 11/1/2048[8]		16,166		14,930
Fannie Mae Pool #FM3280 3.50% 5/1/2049[8]		2,201		2,049
Fannie Mae Pool #CA4756 3.00% 12/1/2049[8]		1,682		1,501
Fannie Mae Pool #CA5968 2.50% 6/1/2050[8]		5,436		4,673
Fannie Mae Pool #CA6593 2.50% 8/1/2050[8]		12,355		10,629
Fannie Mae Pool #CA7052 3.00% 9/1/2050[8]		388		344
Fannie Mae Pool #CA7737 2.50% 11/1/2050[8]		9,852		8,396
Fannie Mae Pool #CA7599 2.50% 11/1/2050[8]		1,546		1,331
Fannie Mae Pool #FM4897 3.00% 11/1/2050[8]		13,980		12,541
Fannie Mae Pool #MA4237 2.00% 1/1/2051[8]		6,549		5,392
Fannie Mae Pool #CA8828 2.50% 2/1/2051[8]		3,886		3,344
Fannie Mae Pool #CB0290 2.00% 4/1/2051[8]		4,689		3,855
Fannie Mae Pool #CB0191 3.00% 4/1/2051[8]		5,276		4,675
Fannie Mae Pool #CB0193 3.00% 4/1/2051[8]		649		575
Fannie Mae Pool #FM7909 3.00% 6/1/2051[8]		514		456
Fannie Mae Pool #FM8453 3.00% 8/1/2051[8]		4,683		4,172
Fannie Mae Pool #CB1304 3.00% 8/1/2051[8]		84		74
Fannie Mae Pool #CB1810 3.00% 10/1/2051[8]		160		141
Fannie Mae Pool #CB2078 3.00% 11/1/2051[8]		9,576		8,470
Fannie Mae Pool #CB2286 2.50% 12/1/2051[8]		16,836		14,425
Fannie Mae Pool #CB2375 2.50% 12/1/2051[8]		7,770		6,648
Fannie Mae Pool #CB2319 2.50% 12/1/2051[8]		191		163

116	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BT9483 2.50% 12/1/2051[8]	USD	92	$79
Fannie Mae Pool #BT9510 2.50% 12/1/2051[8]		91	78
Fannie Mae Pool #CB2372 2.50% 12/1/2051[8]		90	77
Fannie Mae Pool #FS0182 3.00% 1/1/2052[8]		12,476	11,039
Fannie Mae Pool #BV3076 2.00% 2/1/2052[8]		8,399	6,868
Fannie Mae Pool #FS0647 3.00% 2/1/2052[8]		64,988	58,010
Fannie Mae Pool #BX0097 4.50% 10/1/2052[8]		928	896
Fannie Mae Pool #MA4842 5.50% 12/1/2052[8]		2,836	2,832
Fannie Mae Pool #MA4919 5.50% 2/1/2053[8]		1,213	1,208
Fannie Mae Pool #FS4563 5.00% 5/1/2053[8]		855	838
Fannie Mae Pool #MA5010 5.50% 5/1/2053[8]		207	206
Fannie Mae Pool #MA5039 5.50% 6/1/2053[8]		738	735
Fannie Mae Pool #CB6491 6.50% 6/1/2053[8]		1,766	1,814
Fannie Mae Pool #FS4652 6.50% 6/1/2053[8]		1,680	1,718
Fannie Mae Pool #CB6490 6.50% 6/1/2053[8]		598	611
Fannie Mae Pool #CB6468 6.50% 6/1/2053[8]		437	447
Fannie Mae Pool #MA5071 5.00% 7/1/2053[8]		3,948	3,871
Fannie Mae Pool #MA5072 5.50% 7/1/2053[8]		2,758	2,746
Fannie Mae Pool #BM6736 4.50% 11/1/2059[8]		11,168	10,812
Fannie Mae Pool #BF0497 3.00% 7/1/2060[8]		3,966	3,388
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[8]		23	24
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[8]		77	78
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.004% 7/25/2023[8,9]		250	249
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036[8]		36	30
Freddie Mac Pool #C91912 3.00% 2/1/2037[8]		10,459	9,682
Freddie Mac Pool #G03978 5.00% 3/1/2038[8]		407	410
Freddie Mac Pool #G04553 6.50% 9/1/2038[8]		44	46
Freddie Mac Pool #G08347 4.50% 6/1/2039[8]		63	62
Freddie Mac Pool #RB5071 2.00% 9/1/2040[8]		24,289	20,846
Freddie Mac Pool #C03518 5.00% 9/1/2040[8]		547	551
Freddie Mac Pool #Q05807 4.00% 1/1/2042[8]		1,546	1,489
Freddie Mac Pool #Q23185 4.00% 11/1/2043[8]		1,237	1,199
Freddie Mac Pool #Q23190 4.00% 11/1/2043[8]		742	715
Freddie Mac Pool #760014 2.73% 8/1/2045[8,9]		174	165
Freddie Mac Pool #Q37988 4.00% 12/1/2045[8]		5,456	5,226
Freddie Mac Pool #G60344 4.00% 12/1/2045[8]		4,676	4,479
Freddie Mac Pool #Z40130 3.00% 1/1/2046[8]		4,202	3,772
Freddie Mac Pool #Q41090 4.50% 6/1/2046[8]		201	198
Freddie Mac Pool #Q41909 4.50% 7/1/2046[8]		238	234
Freddie Mac Pool #760015 2.568% 1/1/2047[8,9]		424	402
Freddie Mac Pool #Q46021 3.50% 2/1/2047[8]		1,133	1,048
Freddie Mac Pool #SI2002 4.00% 3/1/2048[8]		2,215	2,114
Freddie Mac Pool #RA3384 3.00% 8/1/2050[8]		402	357
Freddie Mac Pool #SD8106 2.00% 11/1/2050[8]		32,110	26,435
Freddie Mac Pool #SD7528 2.00% 11/1/2050[8]		17,288	14,303
Freddie Mac Pool #RA5288 2.00% 5/1/2051[8]		29,597	24,316
Freddie Mac Pool #SD7544 3.00% 7/1/2051[8]		403	359
Freddie Mac Pool #RA5782 2.50% 9/1/2051[8]		9,974	8,522
Freddie Mac Pool #SD7545 2.50% 9/1/2051[8]		6,811	5,857
Freddie Mac Pool #RA5971 3.00% 9/1/2051[8]		6,622	5,891
Freddie Mac Pool #QC6456 3.00% 9/1/2051[8]		693	611
Freddie Mac Pool #SD0734 3.00% 10/1/2051[8]		173	154
Freddie Mac Pool #RA6483 2.50% 12/1/2051[8]		6,675	5,711
Freddie Mac Pool #SD7552 2.50% 1/1/2052[8]		2,343	2,008
Freddie Mac Pool #SD0813 3.00% 1/1/2052[8]		337	300
Freddie Mac Pool #QD7089 3.50% 2/1/2052[8]		1,133	1,035
Freddie Mac Pool #SD7554 2.50% 4/1/2052[8]		90	78
Freddie Mac Pool #SD8214 3.50% 5/1/2052[8]		145	132
Freddie Mac Pool #QE4383 4.00% 6/1/2052[8]		2,317	2,180
Freddie Mac Pool #SD7556 3.00% 8/1/2052[8]		1,383	1,228
Freddie Mac Pool #RA7938 5.00% 9/1/2052[8]		1,286	1,262

American Funds Insurance Series	117

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8276 5.00% 12/1/2052[8]	USD	6,659	$6,531
Freddie Mac Pool #SD2716 5.00% 4/1/2053[8]		1,384	1,357
Freddie Mac Pool #SD8329 5.00% 6/1/2053[8]		453	444
Freddie Mac Pool #SD8331 5.50% 6/1/2053[8]		3,284	3,270
Freddie Mac Pool #RA9294 6.50% 6/1/2053[8]		815	836
Freddie Mac Pool #RA9292 6.50% 6/1/2053[8]		685	702
Freddie Mac Pool #RA9289 6.50% 6/1/2053[8]		665	686
Freddie Mac Pool #RA9288 6.50% 6/1/2053[8]		638	660
Freddie Mac Pool #RA9287 6.50% 6/1/2053[8]		439	455
Freddie Mac Pool #RA9290 6.50% 6/1/2053[8]		341	351
Freddie Mac Pool #RA9291 6.50% 6/1/2053[8]		237	242
Freddie Mac Pool #RA9295 6.50% 6/1/2053[8]		174	181
Freddie Mac Pool #SD8341 5.00% 7/1/2053[8]		5,706	5,594
Freddie Mac Pool #SD8342 5.50% 7/1/2053[8]		9,919	9,877
Freddie Mac, Series T041, Class 3A, 4.317% 7/25/2032[8,9]		177	167
Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[8]		3,277	3,127
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[8,9]		2,541	2,351
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[8,9]		1,095	1,019
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[8]		4,932	4,544
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[8,9]		4,841	4,472
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[8,9]		875	786
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[8]		723	649
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[8]		1,704	1,602
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[8]		1,873	1,671
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[8]		8,904	8,322
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[8]		5,160	4,713
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[8]		2,036	1,922
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[8]		4,055	3,812
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029[8]		2,455	2,270
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[8]		2,549	2,328
Government National Mortgage Assn. 2.00% 7/1/2053[8,10]		68,784	57,830
Government National Mortgage Assn. 2.50% 7/1/2053[8,10]		18,016	15,603
Government National Mortgage Assn. 3.00% 7/1/2053[8,10]		42,194	37,709
Government National Mortgage Assn. 3.50% 7/1/2053[8,10]		8,404	7,757
Government National Mortgage Assn. 4.00% 7/1/2053[8,10]		10,028	9,490
Government National Mortgage Assn. 4.50% 7/1/2053[8,10]		33,457	32,294
Government National Mortgage Assn. 2.50% 8/1/2053[8,10]		5,100	4,420
Government National Mortgage Assn. 3.00% 8/1/2053[8,10]		41,469	37,093
Government National Mortgage Assn. 3.50% 8/1/2053[8,10]		8,100	7,486
Government National Mortgage Assn. 4.00% 8/1/2053[8,10]		5,900	5,587
Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/2048[8]		432	411
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[8]		318	311
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050[8]		191	187
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[8]		1,635	1,600
Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/2051[8]		460	450
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[8]		2,106	1,621
Uniform Mortgage-Backed Security 1.50% 7/1/2038[8,10]		25,420	21,933

118	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 2.50% 8/1/2038[8,10]	USD	638	$582
Uniform Mortgage-Backed Security 2.00% 7/1/2053[8,10]		63,714	51,974
Uniform Mortgage-Backed Security 2.50% 7/1/2053[8,10]		66,965	56,795
Uniform Mortgage-Backed Security 3.00% 7/1/2053[8,10]		19,499	17,164
Uniform Mortgage-Backed Security 3.50% 7/1/2053[8,10]		83,843	76,412
Uniform Mortgage-Backed Security 4.00% 7/1/2053[8,10]		89,848	84,327
Uniform Mortgage-Backed Security 4.50% 7/1/2053[8,10]		45,563	43,808
Uniform Mortgage-Backed Security 5.00% 7/1/2053[8,10]		103,736	101,653
Uniform Mortgage-Backed Security 5.50% 7/1/2053[8,10]		44,760	44,547
Uniform Mortgage-Backed Security 6.00% 7/1/2053[8,10]		36,852	37,180
Uniform Mortgage-Backed Security 6.50% 7/1/2053[8,10]		14,693	15,003
Uniform Mortgage-Backed Security 2.00% 8/1/2053[8,10]		76,600	62,576
Uniform Mortgage-Backed Security 2.50% 8/1/2053[8,10]		166,370	141,311
Uniform Mortgage-Backed Security 3.00% 8/1/2053[8,10]		61,480	54,196
Uniform Mortgage-Backed Security 3.50% 8/1/2053[8,10]		9,500	8,667
Uniform Mortgage-Backed Security 4.00% 8/1/2053[8,10]		37,710	35,422
Uniform Mortgage-Backed Security 4.50% 8/1/2053[8,10]		44,000	42,326
Uniform Mortgage-Backed Security 5.50% 8/1/2053[8,10]		36,910	36,728
Uniform Mortgage-Backed Security 6.00% 8/1/2053[8,10]		32,227	32,506
			1,719,065

Commercial mortgage-backed securities 0.44%
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[8]		2,909	2,421
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[8]		1,000	911
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[8]		2,960	2,390
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 5.782% 9/15/2034[6,8,9]		5,954	5,752
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.893% 9/15/2036[6,8,9]		4,505	4,365
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 6.092% 10/15/2036[6,8,9]		7,968	7,732
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 6.49% 10/15/2036[6,8,9]		5,968	5,754
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 5.863% 6/15/2038[6,8,9]		7,307	7,122
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 6.063% 6/15/2038[6,8,9]		1,319	1,280
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 6.293% 6/15/2038[6,8,9]		1,191	1,151
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 6.043% 11/15/2038[6,8,9]		5,254	5,129
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.137% 2/15/2039[6,8,9]		4,834	4,706
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[6,8,9]		3,606	3,606
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 4/10/2048[8]		330	322
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[8]		4,735	4,527
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 11/15/2048[8]		631	611
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 6.273% 7/15/2038[6,8,9]		1,517	1,489
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 6.573% 7/15/2038[6,8,9]		1,385	1,353
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 6.893% 7/15/2038[6,8,9]		1,447	1,410
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[6,8]		3,795	2,959
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[8]		2,489	2,029
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[6,8]		1,964	1,570

American Funds Insurance Series	119

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[6,8]	USD	868	$684
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[6,8,9]		523	400
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 3/5/2042[6,8]		1,431	1,119
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 6.593% 10/15/2038[6,8,9]		1,326	1,304
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[6,8]		13,772	11,770
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.062% 4/15/2038[6,8,9]		3,950	3,881
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 12/15/2047[8]		428	416
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 4/15/2048[8]		348	339
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[6,8]		2,194	1,764
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 5.924% 11/15/2038[6,8,9]		4,808	4,676
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.147% 1/15/2039[6,8,9]		10,709	10,389
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.936% 11/15/2027[6,8,9]		6,379	6,388
			111,719

Collateralized mortgage-backed obligations (privately originated) 0.13%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[6,8,9]		1,020	819
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[6,8,9]		996	964
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 5.817% 10/25/2041[6,8,9]		115	115
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[6,8]		4,096	3,669
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[8]		143	137
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[6,8]		2,002	2,159
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[6,8]		6,120	6,141
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (1-month USD-LIBOR + 3.30%) 8.45% 10/25/2027[8,9]		172	174
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.217% 9/25/2042[6,8,9]		872	878
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[6,8]		4,132	3,609
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 11/25/2059[6,8,9]		1,000	992
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/2034[8]		297	285
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 6.00% 11/25/2055[6,8,9]		4,040	3,994
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[6,8,9]		2,724	2,206
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[6,8]		3,315	3,039
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[6,8,11]		3,604	3,616
			32,797

Total mortgage-backed obligations			1,863,581

Corporate bonds, notes & loans 6.09%
Financials 1.45%
Advisor Group Holdings, Inc. 10.75% 8/1/2027[6]		2,420	2,439
AerCap Ireland Capital DAC 2.45% 10/29/2026		5,457	4,878
AerCap Ireland Capital DAC 5.75% 6/6/2028		1,371	1,361
AerCap Ireland Capital DAC 3.00% 10/29/2028		4,501	3,895
AerCap Ireland Capital DAC 3.30% 1/30/2032		2,838	2,323

120	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
AerCap Ireland Capital DAC 3.85% 10/29/2041	USD	1,970	$1,498
AG Issuer, LLC 6.25% 3/1/2028[6]		4,470	4,263
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[6]		1,072	1,100
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[6,11]		7,750	7,876
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[6]		2,100	1,888
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[6]		2,295	1,999
Ally Financial, Inc. 8.00% 11/1/2031		3,000	3,101
American International Group, Inc. 2.50% 6/30/2025		10,533	9,926
American International Group, Inc. 5.125% 3/27/2033		2,161	2,112
AmWINS Group, Inc. 4.875% 6/30/2029[6]		1,348	1,219
Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[6]		1,250	1,087
Banco Santander, SA 2.746% 5/28/2025		1,200	1,127
Banco Santander, SA 5.147% 8/18/2025		1,400	1,376
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[11]		2,428	2,061
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[11]		2,250	2,216
Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[11]		1,565	1,398
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[11]		2,500	2,572
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[11]		2,345	2,153
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[11]		1,000	792
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[11]		7,000	6,852
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[11]		2,250	2,230
Berkshire Hathaway, Inc. 3.125% 3/15/2026		500	482
Blackstone Private Credit Fund 7.05% 9/29/2025		2,510	2,505
Block, Inc. 3.50% 6/1/2031		2,325	1,929
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[6,11]		3,062	2,739
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[6,11]		2,829	2,359
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[6,11]		400	328
BPCE 5.70% 10/22/2023[6]		2,250	2,240
BPCE 5.15% 7/21/2024[6]		3,710	3,644
BPCE 1.00% 1/20/2026[6]		3,000	2,672
BPCE 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[6,11]		5,000	4,955
BPCE 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[6,11]		271	265
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[6,11]		1,450	1,448
Castlelake Aviation Finance DAC 5.00% 4/15/2027[6]		3,370	2,987
Chubb INA Holdings, Inc. 3.35% 5/3/2026		880	846
Chubb INA Holdings, Inc. 4.35% 11/3/2045		400	363
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[11]		8,000	7,993
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[11]		3,254	2,823
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[11]		1,475	1,489
CME Group, Inc. 3.75% 6/15/2028		3,425	3,281
Coinbase Global, Inc. 3.375% 10/1/2028[6]		2,625	1,758
Coinbase Global, Inc. 3.625% 10/1/2031[6]		2,875	1,702
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[6]		820	720
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[6]		715	580
Cooperatieve Rabobank UA 4.375% 8/4/2025		4,500	4,346
Corebridge Financial, Inc. 3.50% 4/4/2025		642	612
Corebridge Financial, Inc. 3.65% 4/5/2027		914	854
Corebridge Financial, Inc. 3.85% 4/5/2029		621	559
Corebridge Financial, Inc. 3.90% 4/5/2032		351	305
Corebridge Financial, Inc. 4.35% 4/5/2042		203	164
Corebridge Financial, Inc. 4.40% 4/5/2052		489	385
Crédit Agricole SA 4.375% 3/17/2025[6]		850	819
Credit Suisse AG 3.625% 9/9/2024		1,500	1,445
Credit Suisse AG 7.95% 1/9/2025		7,750	7,911
Danske Bank AS 3.773% 3/28/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 3/28/2024)[6,11]		6,000	5,866
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[11]		2,212	1,969
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[11]		2,788	2,398
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[11]		6,650	5,771

American Funds Insurance Series	121

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[11]	USD	2,100	$2,105
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[11]		300	249
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[11]		2,975	2,753
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[6,11]		7,750	7,680
Fidelity National Information Services, Inc. 3.10% 3/1/2041		302	208
Fiserv, Inc. 3.50% 7/1/2029		471	430
Fiserv, Inc. 2.65% 6/1/2030		3,605	3,074
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[11]		2,198	1,956
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[11]		4,000	3,632
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[11]		390	362
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[11]		2,323	1,906
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[11]		2,000	1,480
Hightower Holding, LLC 6.75% 4/15/2029[6]		870	753
HSBC Holdings PLC 4.25% 3/14/2024		3,000	2,962
HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[11]		625	594
HSBC Holdings PLC 3.973% 5/22/2030 (3-month USD CME Term SOFR + 1.872% on 5/22/2029)[11]		1,500	1,348
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[11]		400	323
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[11]		8,862	9,089
Intercontinental Exchange, Inc. 2.65% 9/15/2040		7,425	5,260
Intesa Sanpaolo SpA 5.017% 6/26/2024[6]		1,730	1,676
Intesa Sanpaolo SpA 3.25% 9/23/2024[6]		750	720
Intesa Sanpaolo SpA 3.875% 7/14/2027[6]		300	271
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[6,11]		4,600	4,835
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[6,11]		623	622
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[11]		250	249
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[11]		3,143	3,056
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[11]		2,975	2,651
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[11]		1,017	914
JPMorgan Chase & Co. 1.47% 9/22/2027 (USD-SOFR + 0.765% on 9/22/2026)[11]		383	338
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[11]		4,000	3,863
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[11]		3,740	3,692
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[11]		3,025	2,411
JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)[11]		299	285
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[11]		3,982	3,893
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[11]		1,222	1,080
Lloyds Banking Group PLC 4.05% 8/16/2023		2,000	1,996
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[11]		800	708
LPL Holdings, Inc. 4.625% 11/15/2027[6]		2,700	2,534
LPL Holdings, Inc. 4.375% 5/15/2031[6]		1,805	1,561
Marsh & McLennan Companies, Inc. 3.875% 3/15/2024		820	809
Marsh & McLennan Companies, Inc. 4.375% 3/15/2029		1,705	1,658
Marsh & McLennan Companies, Inc. 4.90% 3/15/2049		719	677
Marsh & McLennan Companies, Inc. 2.90% 12/15/2051		920	614
Mastercard, Inc. 4.875% 3/9/2028		3,246	3,285
Mastercard, Inc. 4.85% 3/9/2033		5,758	5,859
Metropolitan Life Global Funding I 5.15% 3/28/2033[6]		1,600	1,584
MGIC Investment Corp. 5.25% 8/15/2028		1,175	1,109
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[11]		2,450	2,405
Morgan Stanley 3.125% 7/27/2026		325	305
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[11]		425	419
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[11]		975	964
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[11]		2,500	2,470
Nasdaq, Inc. 5.35% 6/28/2028		1,926	1,930

122	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Nasdaq, Inc. 5.55% 2/15/2034	USD	3,120	$3,134
Nasdaq, Inc. 5.95% 8/15/2053		259	265
Nasdaq, Inc. 6.10% 6/28/2063		411	421
Navient Corp. 6.125% 3/25/2024		8,030	7,974
Navient Corp. 5.875% 10/25/2024		1,005	989
Navient Corp. 6.75% 6/15/2026		300	290
Navient Corp. 5.50% 3/15/2029		5,980	5,105
New York Life Global Funding 2.35% 7/14/2026[6]		590	543
New York Life Global Funding 4.55% 1/28/2033[6]		1,263	1,218
Northwestern Mutual Global Funding 1.75% 1/11/2027[6]		2,500	2,230
OneMain Finance Corp. 6.125% 3/15/2024		2,550	2,544
OneMain Finance Corp. 3.875% 9/15/2028		756	619
Owl Rock Capital Corp. 4.00% 3/30/2025		102	96
Owl Rock Capital Corp. 3.75% 7/22/2025		2,874	2,665
Owl Rock Capital Corp. 3.40% 7/15/2026		1,290	1,144
Owl Rock Capital Corp. II 4.625% 11/26/2024[6]		2,305	2,188
Owl Rock Capital Corp. III 3.125% 4/13/2027		2,520	2,138
Owl Rock Core Income Corp. 4.70% 2/8/2027		2,500	2,271
Oxford Finance, LLC 6.375% 2/1/2027[6]		1,125	1,048
PayPal Holdings, Inc. 2.65% 10/1/2026		662	615
PayPal Holdings, Inc. 2.30% 6/1/2030		616	523
PNC Financial Services Group, Inc. 3.90% 4/29/2024		2,000	1,964
Power Finance Corp., Ltd. 5.25% 8/10/2028		383	375
Power Finance Corp., Ltd. 6.15% 12/6/2028		350	354
Power Finance Corp., Ltd. 4.50% 6/18/2029		554	515
Power Finance Corp., Ltd. 3.95% 4/23/2030		1,213	1,080
Prudential Financial, Inc. 4.35% 2/25/2050		2,205	1,874
Prudential Financial, Inc. 3.70% 3/13/2051		755	579
Rocket Mortgage, LLC 2.875% 10/15/2026[6]		2,110	1,870
Rocket Mortgage, LLC 3.625% 3/1/2029[6]		1,505	1,266
Royal Bank of Canada 1.15% 6/10/2025		4,711	4,350
Ryan Specialty Group, LLC 4.375% 2/1/2030[6]		270	239
Starwood Property Trust, Inc. 5.50% 11/1/2023[6]		1,160	1,151
Starwood Property Trust, Inc. 4.375% 1/15/2027[6]		2,180	1,880
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[6,11]		2,800	2,686
Toronto-Dominion Bank 2.65% 6/12/2024		625	606
Toronto-Dominion Bank 0.75% 9/11/2025		5,375	4,867
Toronto-Dominion Bank 1.25% 9/10/2026		2,425	2,144
Toronto-Dominion Bank 1.95% 1/12/2027		2,500	2,248
Toronto-Dominion Bank 2.45% 1/12/2032		787	646
Travelers Companies, Inc. 4.00% 5/30/2047		860	727
U.S. Bancorp 2.375% 7/22/2026		4,000	3,655
UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[6,11]		1,568	1,495
UBS Group AG 4.125% 9/24/2025[6]		2,750	2,629
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[6,11]		1,250	1,147
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[6,11]		800	724
UniCredit SpA 4.625% 4/12/2027[6]		625	594
Wells Fargo & Company 2.164% 2/11/2026 (3-month USD CME Term SOFR + 1.012% on 2/11/2025)[11]		8,000	7,538
Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[11]		4,337	4,052
Wells Fargo & Company 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[11]		4,000	3,976
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[11]		3,000	2,805
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[11]		3,325	2,554
Westpac Banking Corp. 2.963% 11/16/2040		1,500	1,007
			366,478

American Funds Insurance Series	123

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care 0.74%
AbbVie, Inc. 3.80% 3/15/2025	USD	206	$200
AbbVie, Inc. 2.95% 11/21/2026		1,445	1,351
AdaptHealth, LLC 6.125% 8/1/2028[6]		160	139
AdaptHealth, LLC 4.625% 8/1/2029[6]		225	180
Amgen, Inc. 5.25% 3/2/2030		2,638	2,645
Amgen, Inc. 5.25% 3/2/2033		1,243	1,245
Amgen, Inc. 5.60% 3/2/2043		1,500	1,506
Amgen, Inc. 5.65% 3/2/2053		878	890
Amgen, Inc. 4.40% 2/22/2062		1,697	1,394
Amgen, Inc. 5.75% 3/2/2063		1,500	1,523
AstraZeneca Finance, LLC 1.20% 5/28/2026		3,786	3,418
AstraZeneca Finance, LLC 1.75% 5/28/2028		1,871	1,622
AstraZeneca Finance, LLC 2.25% 5/28/2031		742	626
AstraZeneca PLC 3.375% 11/16/2025		1,140	1,096
Bausch Health Companies, Inc. 5.50% 11/1/2025[6]		6,275	5,553
Bausch Health Companies, Inc. 4.875% 6/1/2028[6]		7,450	4,443
Baxter International, Inc. 1.322% 11/29/2024		7,109	6,673
Baxter International, Inc. 1.915% 2/1/2027		4,739	4,212
Baxter International, Inc. 2.272% 12/1/2028		3,180	2,727
Bayer US Finance II, LLC 3.875% 12/15/2023[6]		1,685	1,669
Becton, Dickinson and Company 3.363% 6/6/2024		198	194
Boston Scientific Corp. 3.45% 3/1/2024		313	308
Centene Corp. 4.25% 12/15/2027		565	529
Centene Corp. 2.45% 7/15/2028		1,325	1,134
Centene Corp. 4.625% 12/15/2029		1,265	1,166
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[6]		1,960	1,729
CHS / Community Health Systems, Inc. 5.25% 5/15/2030[6]		3,675	2,899
CVS Health Corp. 5.00% 1/30/2029		3,831	3,796
CVS Health Corp. 5.30% 6/1/2033		4,018	4,014
CVS Health Corp. 5.875% 6/1/2053		1,250	1,283
Elevance Health, Inc. 2.375% 1/15/2025		818	778
Elevance Health, Inc. 4.90% 2/8/2026		1,417	1,394
Elevance Health, Inc. 4.75% 2/15/2033		811	788
Elevance Health, Inc. 5.125% 2/15/2053		344	334
Eli Lilly and Co. 3.375% 3/15/2029		1,353	1,272
Eli Lilly and Co. 4.70% 2/27/2033		1,543	1,564
Eli Lilly and Co. 4.875% 2/27/2053		447	459
HCA, Inc. 3.375% 3/15/2029[6]		804	715
HCA, Inc. 3.50% 9/1/2030		4,050	3,552
HCA, Inc. 3.625% 3/15/2032[6]		1,000	868
HCA, Inc. 4.375% 3/15/2042[6]		1,500	1,244
HCA, Inc. 4.625% 3/15/2052[6]		1,450	1,193
Jazz Securities DAC 4.375% 1/15/2029[6]		1,975	1,764
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028		2,213	2,161
Medtronic Global Holdings S.C.A. 4.50% 3/30/2033		4,000	3,922
Merck & Co., Inc. 1.90% 12/10/2028		600	524
Merck & Co., Inc. 2.75% 12/10/2051		1,103	762
Molina Healthcare, Inc. 3.875% 11/15/2030[6]		2,899	2,494
Molina Healthcare, Inc. 3.875% 5/15/2032[6]		3,855	3,237
Novant Health, Inc. 3.168% 11/1/2051		3,750	2,695
Novartis Capital Corp. 1.75% 2/14/2025		1,250	1,186
Novartis Capital Corp. 2.00% 2/14/2027		2,386	2,188
Owens & Minor, Inc. 4.375% 12/15/2024		5,615	5,452
Owens & Minor, Inc. 4.50% 3/31/2029[6]		5,065	4,211
Owens & Minor, Inc. 6.625% 4/1/2030[6]		1,495	1,358
Par Pharmaceutical, Inc. 7.50% 4/1/2027[6]		9,648	7,144
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028		4,000	3,933
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030		4,000	3,954
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		1,503	1,498
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043		3,000	3,009
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		1,039	1,081

124	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Pfizer, Inc. 2.95% 3/15/2024	USD	219	$215
Radiology Partners, Inc., Term Loan, (1-month USD CME Term SOFR + 4.25%) 9.467% 7/9/2025[9,12]		487	368
RP Escrow Issuer, LLC 5.25% 12/15/2025[6]		2,080	1,537
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/2023		1,365	1,356
Summa Health 3.511% 11/15/2051		1,655	1,176
Tenet Healthcare Corp. 4.875% 1/1/2026		11,225	10,944
Tenet Healthcare Corp. 4.25% 6/1/2029		2,060	1,863
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024		4,253	4,229
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		17,790	15,963
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		7,495	6,807
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046		3,550	2,339
The Cigna Group 3.75% 7/15/2023		245	245
UnitedHealth Group, Inc. 1.15% 5/15/2026		2,610	2,361
UnitedHealth Group, Inc. 5.30% 2/15/2030		2,500	2,563
UnitedHealth Group, Inc. 2.00% 5/15/2030		974	820
UnitedHealth Group, Inc. 4.20% 5/15/2032		767	733
UnitedHealth Group, Inc. 3.05% 5/15/2041		3,875	2,999
UnitedHealth Group, Inc. 3.25% 5/15/2051		2,504	1,870
UnitedHealth Group, Inc. 4.75% 5/15/2052		1,250	1,187
			186,473

Energy 0.65%
Antero Midstream Partners, LP 5.375% 6/15/2029[6]		2,170	2,018
Antero Resources Corp. 7.625% 2/1/2029[6]		955	970
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[6]		2,000	1,938
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[6]		1,270	1,134
BP Capital Markets America, Inc. 2.772% 11/10/2050		681	451
Canadian Natural Resources, Ltd. 2.05% 7/15/2025		961	895
Canadian Natural Resources, Ltd. 4.95% 6/1/2047		1,559	1,392
Cheniere Energy, Inc. 4.625% 10/15/2028		4,645	4,342
Chesapeake Energy Corp. 4.875% 4/15/2022[13]		7,225	163
Chesapeake Energy Corp. 5.50% 2/1/2026[6]		685	668
Chesapeake Energy Corp. 5.875% 2/1/2029[6]		2,240	2,130
Chord Energy Corp. 6.375% 6/1/2026[6]		1,945	1,930
Civitas Resources, Inc. 5.00% 10/15/2026[6]		480	453
Civitas Resources, Inc. 8.375% 7/1/2028[6]		1,705	1,726
CNX Midstream Partners, LP 4.75% 4/15/2030[6]		1,055	896
CNX Resources Corp. 7.25% 3/14/2027[6]		1,725	1,709
CNX Resources Corp. 6.00% 1/15/2029[6]		2,675	2,482
CNX Resources Corp. 7.375% 1/15/2031[6]		553	539
Comstock Resources, Inc. 5.875% 1/15/2030[6]		450	391
ConocoPhillips Co. 3.80% 3/15/2052		2,000	1,622
ConocoPhillips Co. 5.30% 5/15/2053		1,015	1,033
Constellation Oil Services Holding SA 13.50% 6/30/2025[2,6]		1,121	1,120
Constellation Oil Services Holding SA 4.00% PIK 12/31/2026[14]		441	261
Crestwood Midstream Partners, LP 8.00% 4/1/2029[6]		4,265	4,327
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[6,9,14]		204	197
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[14]		185	178
Diamondback Energy, Inc. 6.25% 3/15/2053		500	506
DT Midstream, Inc. 4.375% 6/15/2031[6]		1,680	1,449
Enbridge Energy Partners, LP 7.50% 4/15/2038		300	338
Enbridge, Inc. 4.00% 10/1/2023		278	277
Enbridge, Inc. 2.50% 1/15/2025		300	285
Enbridge, Inc. 3.70% 7/15/2027		62	59
Energy Transfer, LP 4.50% 4/15/2024		1,210	1,196
Energy Transfer, LP 4.75% 1/15/2026		2,494	2,439
Energy Transfer, LP 5.00% 5/15/2050		1,869	1,580
Enterprise Products Operating, LLC 5.05% 1/10/2026		3,519	3,514
Enterprise Products Operating, LLC 5.35% 1/31/2033		1,498	1,524

American Funds Insurance Series	125

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Enterprise Products Operating, LLC 4.90% 5/15/2046	USD	500	$461
EQM Midstream Partners, LP 4.125% 12/1/2026		686	639
EQM Midstream Partners, LP 6.50% 7/1/2027[6]		1,690	1,669
EQM Midstream Partners, LP 5.50% 7/15/2028		3,088	2,925
EQM Midstream Partners, LP 7.50% 6/1/2030[6]		642	650
EQM Midstream Partners, LP 4.75% 1/15/2031[6]		1,635	1,434
Equinor ASA 3.25% 11/10/2024		2,850	2,768
Equinor ASA 3.00% 4/6/2027		4,000	3,746
Equinor ASA 3.625% 9/10/2028		3,685	3,519
Equinor ASA 4.25% 11/23/2041		2,000	1,801
Exxon Mobil Corp. 2.019% 8/16/2024		643	620
Exxon Mobil Corp. 2.44% 8/16/2029		1,963	1,744
Exxon Mobil Corp. 3.452% 4/15/2051		1,000	778
Genesis Energy, LP 6.50% 10/1/2025		4,280	4,220
Genesis Energy, LP 6.25% 5/15/2026		1,805	1,717
Genesis Energy, LP 8.00% 1/15/2027		4,612	4,502
Genesis Energy, LP 7.75% 2/1/2028		470	448
Genesis Energy, LP 8.875% 4/15/2030		394	385
Halliburton Co. 3.80% 11/15/2025		6	6
Harvest Midstream I, LP 7.50% 9/1/2028[6]		850	844
Hess Midstream Operations, LP 5.125% 6/15/2028[6]		2,155	2,019
Hess Midstream Operations, LP 4.25% 2/15/2030[6]		960	839
Hess Midstream Operations, LP 5.50% 10/15/2030[6]		400	370
Hilcorp Energy I, LP 6.00% 4/15/2030[6]		350	319
Hilcorp Energy I, LP 6.00% 2/1/2031[6]		460	412
Holly Energy Partners, LP 6.375% 4/15/2027[6]		545	539
Jonah Energy, LLC 12.00% 11/5/2025[2]		707	707
Kinder Morgan, Inc. 5.20% 6/1/2033		803	779
Kinder Morgan, Inc. 5.45% 8/1/2052		1,238	1,132
Marathon Oil Corp. 4.40% 7/15/2027		1,005	959
MPLX, LP 4.125% 3/1/2027		500	479
MPLX, LP 2.65% 8/15/2030		4,273	3,577
MPLX, LP 4.50% 4/15/2038		750	646
MPLX, LP 4.70% 4/15/2048		1,101	905
New Fortress Energy, Inc. 6.75% 9/15/2025[6]		1,065	1,000
New Fortress Energy, Inc. 6.50% 9/30/2026[6]		3,410	3,055
NGL Energy Operating, LLC 7.50% 2/1/2026[6]		14,165	13,966
NGL Energy Partners, LP 6.125% 3/1/2025		3,922	3,770
Noble Finance II, LLC 8.00% 4/15/2030[6]		175	178
Northern Oil and Gas, Inc. 8.75% 6/15/2031[6]		605	595
Parkland Corp. 4.625% 5/1/2030[6]		1,035	898
Petroleos Mexicanos 6.875% 10/16/2025		3,755	3,610
Petroleos Mexicanos 5.35% 2/12/2028		1,870	1,541
Petroleos Mexicanos 6.75% 9/21/2047		1,996	1,255
Pioneer Natural Resources Co. 2.15% 1/15/2031		1,669	1,367
Plains All American Pipeline, LP 3.80% 9/15/2030		113	100
Range Resources Corp. 8.25% 1/15/2029		900	938
Range Resources Corp. 4.75% 2/15/2030[6]		1,670	1,498
Rockies Express Pipeline, LLC 4.95% 7/15/2029[6]		2,689	2,463
Southwestern Energy Co. 8.375% 9/15/2028		395	412
Southwestern Energy Co. 5.375% 2/1/2029		1,355	1,277
Southwestern Energy Co. 5.375% 3/15/2030		1,945	1,817
Southwestern Energy Co. 4.75% 2/1/2032		960	847
Sunoco, LP 4.50% 5/15/2029		1,050	933
Sunoco, LP 4.50% 4/30/2030		1,255	1,099
Targa Resources Partners, LP 5.50% 3/1/2030		2,260	2,177
TotalEnergies Capital International SA 2.986% 6/29/2041		88	67
TransCanada Pipelines, Ltd. 4.25% 5/15/2028		1,090	1,041
TransCanada Pipelines, Ltd. 4.10% 4/15/2030		598	556
TransCanada Pipelines, Ltd. 4.75% 5/15/2038		2,000	1,789
TransCanada Pipelines, Ltd. 4.875% 5/15/2048		700	628

126	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Valero Energy Corp. 4.00% 4/1/2029	USD	4,000	$3,777
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[6]		840	724
Venture Global LNG, Inc. 8.375% 6/1/2031[6]		3,905	3,942
Weatherford International, Ltd. 6.50% 9/15/2028[6]		2,380	2,392
Weatherford International, Ltd. 8.625% 4/30/2030[6]		7,825	7,952
Williams Companies, Inc. 3.50% 11/15/2030		1,094	979
			165,333

Consumer discretionary 0.61%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031		501	408
Alibaba Group Holding, Ltd. 4.50% 11/28/2034		766	708
Alibaba Group Holding, Ltd. 4.00% 12/6/2037		200	168
Allied Universal Holdco, LLC 4.625% 6/1/2028[6]		1,660	1,407
Amazon.com, Inc. 2.70% 6/3/2060		2,765	1,781
American Honda Finance Corp. 3.50% 2/15/2028		750	706
Asbury Automotive Group, Inc. 4.625% 11/15/2029[6]		2,115	1,880
Atlas LuxCo 4 SARL 4.625% 6/1/2028[6]		1,065	897
BMW US Capital, LLC 2.25% 9/15/2023[6]		300	298
Caesars Entertainment, Inc. 6.25% 7/1/2025[6]		2,815	2,804
Carnival Corp. 4.00% 8/1/2028[6]		3,875	3,439
Carnival Corp. 6.00% 5/1/2029[6]		375	335
Daimler Trucks Finance North America, LLC 5.20% 1/17/2025[6]		2,437	2,419
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[6]		2,000	1,925
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[6]		1,783	1,775
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[6]		2,400	2,144
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]		450	426
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[6]		604	599
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[6]		1,350	1,170
Fertitta Entertainment, LLC 4.625% 1/15/2029[6]		3,580	3,145
Fertitta Entertainment, LLC 6.75% 1/15/2030[6]		1,790	1,525
Ford Motor Credit Co., LLC 5.125% 6/16/2025		3,855	3,753
Ford Motor Credit Co., LLC 6.95% 3/6/2026		5,165	5,197
Ford Motor Credit Co., LLC 4.542% 8/1/2026		2,455	2,310
Ford Motor Credit Co., LLC 2.70% 8/10/2026		2,110	1,886
Ford Motor Credit Co., LLC 6.80% 5/12/2028		1,350	1,353
Gap, Inc. 3.625% 10/1/2029[6]		486	344
Gap, Inc. 3.875% 10/1/2031[6]		323	222
General Motors Financial Co., Inc. 5.40% 4/6/2026		7,750	7,664
General Motors Financial Co., Inc. 2.35% 2/26/2027		783	698
Hanesbrands, Inc. 4.875% 5/15/2026[6]		2,700	2,524
Hanesbrands, Inc. 9.00% 2/15/2031[6]		370	373
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[6]		1,885	1,639
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[6]		3,580	3,180
Home Depot, Inc. 1.50% 9/15/2028		3,000	2,569
Home Depot, Inc. 3.90% 12/6/2028		825	799
Home Depot, Inc. 2.95% 6/15/2029		1,174	1,069
Home Depot, Inc. 1.875% 9/15/2031		3,000	2,442
Home Depot, Inc. 4.25% 4/1/2046		2,000	1,775
Home Depot, Inc. 4.50% 12/6/2048		428	397
Hyundai Capital America 1.00% 9/17/2024[6]		3,025	2,846
Hyundai Capital America 1.50% 6/15/2026[6]		850	753
Hyundai Capital America 1.65% 9/17/2026[6]		3,075	2,711
Hyundai Capital America 2.375% 10/15/2027[6]		2,579	2,258
Hyundai Capital America 2.10% 9/15/2028[6]		3,075	2,580
International Game Technology PLC 6.50% 2/15/2025[6]		1,344	1,345
International Game Technology PLC 5.25% 1/15/2029[6]		5,490	5,205
KB Home 7.25% 7/15/2030		1,295	1,313
Kontoor Brands, Inc. 4.125% 11/15/2029[6]		910	761
LCM Investments Holdings II, LLC 4.875% 5/1/2029[6]		590	506
Lindblad Expeditions, LLC 6.75% 2/15/2027[6]		775	739

American Funds Insurance Series	127

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Lithia Motors, Inc. 3.875% 6/1/2029[6]	USD	2,900	$2,523
Lithia Motors, Inc. 4.375% 1/15/2031[6]		1,025	886
Marriott International, Inc. 4.90% 4/15/2029		1,207	1,175
Marriott International, Inc. 2.75% 10/15/2033		2,500	1,989
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[6]		620	536
McDonald’s Corp. 4.60% 9/9/2032		1,275	1,263
Melco Resorts Finance, Ltd. 5.75% 7/21/2028[6]		1,710	1,513
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[6]		1,500	1,501
NCL Corp., Ltd. 5.875% 2/15/2027[6]		2,450	2,387
NCL Corp., Ltd. 7.75% 2/15/2029[6]		1,375	1,307
Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[6]		1,345	1,253
Party City Holdings, Inc. (6-month USD-LIBOR + 5.00%) 10.13% 7/15/2025[6,9,13]		780	86
Party City Holdings, Inc. 8.75% 2/15/2026[6,13]		3,440	533
Party City Holdings, Inc., Term Loan DIP, 15.05% 7/19/2023[9,12]		732	758
Penske Automotive Group, Inc. 3.75% 6/15/2029		1,375	1,189
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[6]		3,120	2,867
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[6]		3,520	3,295
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]		650	607
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[6]		1,408	1,479
Sally Holdings, LLC 5.625% 12/1/2025		2,705	2,670
Sands China, Ltd. 5.625% 8/8/2025		1,302	1,271
Sands China, Ltd. 2.80% 3/8/2027		2,075	1,802
Scientific Games International, Inc. 7.00% 5/15/2028[6]		750	747
Scientific Games International, Inc. 7.25% 11/15/2029[6]		2,240	2,245
Sonic Automotive, Inc. 4.625% 11/15/2029[6]		3,035	2,545
Sonic Automotive, Inc. 4.875% 11/15/2031[6]		1,325	1,089
Stellantis Finance US, Inc. 1.711% 1/29/2027[6]		2,200	1,929
Stellantis Finance US, Inc. 5.625% 1/12/2028[6]		2,500	2,523
Stellantis Finance US, Inc. 2.691% 9/15/2031[6]		2,150	1,719
Stellantis Finance US, Inc. 6.375% 9/12/2032[6]		2,000	2,043
Tempur Sealy International, Inc. 4.00% 4/15/2029[6]		850	737
Toyota Motor Credit Corp. 0.80% 1/9/2026		429	386
Toyota Motor Credit Corp. 1.90% 1/13/2027		2,500	2,259
Travel + Leisure Co. 4.50% 12/1/2029[6]		2,100	1,789
Travel + Leisure Co. 4.625% 3/1/2030[6]		1,300	1,101
Volkswagen Group of America Finance, LLC 4.25% 11/13/2023[6]		3,770	3,748
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[6]		3,845	3,750
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[6]		2,255	2,061
			154,731

Communication services 0.58%
Alphabet, Inc. 1.998% 8/15/2026		500	463
Alphabet, Inc. 1.90% 8/15/2040		375	259
Alphabet, Inc. 2.25% 8/15/2060		265	161
AT&T, Inc. 5.40% 2/15/2034		7,076	7,092
AT&T, Inc. 3.50% 9/15/2053		5,140	3,642
CCO Holdings, LLC 4.75% 3/1/2030[6]		2,500	2,140
CCO Holdings, LLC 4.50% 8/15/2030[6]		3,500	2,918
CCO Holdings, LLC 4.25% 2/1/2031[6]		3,875	3,138
CCO Holdings, LLC 4.75% 2/1/2032[6]		2,150	1,756
CCO Holdings, LLC 4.50% 5/1/2032		2,710	2,167
Charter Communications Operating, LLC 4.908% 7/23/2025		500	491
Comcast Corp. 2.35% 1/15/2027		4,000	3,675
Comcast Corp. 4.80% 5/15/2033		2,416	2,392
Comcast Corp. 2.887% 11/1/2051		2,571	1,725
Comcast Corp. 5.35% 5/15/2053		1,490	1,514
CSC Holdings, LLC 3.375% 2/15/2031[6]		1,875	1,271
DIRECTV Financing, LLC 5.875% 8/15/2027[6]		3,655	3,314
DISH DBS Corp. 5.875% 11/15/2024		1,368	1,198
DISH Network Corp. 11.75% 11/15/2027[6]		4,600	4,494

128	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Embarq Corp. 7.995% 6/1/2036	USD	7,384	$4,473
Fox Corp. 4.03% 1/25/2024		1,120	1,109
Frontier Communications Holdings, LLC 5.875% 10/15/2027[6]		1,565	1,438
Frontier Communications Holdings, LLC 5.00% 5/1/2028[6]		6,210	5,364
Frontier Communications Holdings, LLC 6.75% 5/1/2029[6]		4,400	3,418
Frontier Communications Holdings, LLC 5.875% 11/1/2029		1,850	1,352
Frontier Communications Holdings, LLC 6.00% 1/15/2030[6]		1,900	1,399
Frontier Communications Holdings, LLC 8.75% 5/15/2030[6]		1,100	1,076
Gray Escrow II, Inc. 5.375% 11/15/2031[6]		4,275	2,838
Gray Television, Inc. 5.875% 7/15/2026[6]		675	606
Gray Television, Inc. 4.75% 10/15/2030[6]		850	577
Intelsat Jackson Holdings SA 6.50% 3/15/2030[6]		2,891	2,639
Ligado Networks, LLC 15.50% PIK 11/1/2023[6,14]		5,837	2,247
Ligado Networks, LLC, Term Loan, 15.00% PIK 11/1/2023[2,12,14]		359	341
Live Nation Entertainment, Inc. 3.75% 1/15/2028[6]		1,350	1,208
Midas OpCo Holdings, LLC 5.625% 8/15/2029[6]		3,205	2,746
Netflix, Inc. 4.875% 4/15/2028		1,250	1,238
Netflix, Inc. 5.875% 11/15/2028		2,175	2,252
Netflix, Inc. 6.375% 5/15/2029		50	53
Netflix, Inc. 5.375% 11/15/2029[6]		25	25
News Corp. 3.875% 5/15/2029[6]		875	769
News Corp. 5.125% 2/15/2032[6]		550	502
Nexstar Media, Inc. 4.75% 11/1/2028[6]		3,950	3,431
SBA Tower Trust 1.631% 11/15/2026[6]		8,707	7,521
Scripps Escrow II, Inc. 3.875% 1/15/2029[6]		2,325	1,880
Sirius XM Radio, Inc. 4.00% 7/15/2028[6]		3,575	3,110
Sirius XM Radio, Inc. 4.125% 7/1/2030[6]		950	777
Sirius XM Radio, Inc. 3.875% 9/1/2031[6]		1,975	1,529
Take-Two Interactive Software, Inc. 3.30% 3/28/2024		123	121
Take-Two Interactive Software, Inc. 4.00% 4/14/2032		2,438	2,235
Tencent Holdings, Ltd. 2.39% 6/3/2030		566	471
T-Mobile USA, Inc. 1.50% 2/15/2026		500	452
T-Mobile USA, Inc. 2.05% 2/15/2028		325	282
T-Mobile USA, Inc. 4.95% 3/15/2028		1,918	1,889
T-Mobile USA, Inc. 4.80% 7/15/2028		4,000	3,919
T-Mobile USA, Inc. 5.05% 7/15/2033		4,000	3,929
T-Mobile USA, Inc. 5.75% 1/15/2054		2,000	2,067
Univision Communications, Inc. 6.625% 6/1/2027[6]		5,800	5,615
Univision Communications, Inc. 4.50% 5/1/2029[6]		3,475	2,989
Univision Communications, Inc. 7.375% 6/30/2030[6]		225	215
Verizon Communications, Inc. 2.875% 11/20/2050		2,453	1,600
Virgin Media Secured Finance PLC 4.50% 8/15/2030[6]		2,115	1,775
VMED O2 UK Financing I PLC 4.25% 1/31/2031[6]		4,525	3,663
VMED O2 UK Financing I PLC 4.75% 7/15/2031[6]		225	187
Vodafone Group PLC 4.25% 9/17/2050		4,350	3,495
WarnerMedia Holdings, Inc. 3.638% 3/15/2025		3,807	3,674
WarnerMedia Holdings, Inc. 3.755% 3/15/2027		1,018	950
WarnerMedia Holdings, Inc. 4.054% 3/15/2029		1,435	1,312
WarnerMedia Holdings, Inc. 4.279% 3/15/2032		1,754	1,556
WarnerMedia Holdings, Inc. 5.05% 3/15/2042		500	422
WarnerMedia Holdings, Inc. 5.141% 3/15/2052		1,500	1,222
Ziggo Bond Co. BV 5.125% 2/28/2030[6]		1,775	1,346
Ziggo BV 4.875% 1/15/2030[6]		725	602
			145,716

Industrials 0.55%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[6]		1,005	997
Allison Transmission, Inc. 3.75% 1/30/2031[6]		3,445	2,913
Avis Budget Car Rental, LLC 5.75% 7/15/2027[6]		1,025	970
Avis Budget Car Rental, LLC 5.375% 3/1/2029[6]		2,450	2,275

American Funds Insurance Series	129

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Avolon Holdings Funding, Ltd. 3.95% 7/1/2024[6]	USD	1,587	$1,540
Avolon Holdings Funding, Ltd. 4.25% 4/15/2026[6]		1,126	1,050
Avolon Holdings Funding, Ltd. 4.375% 5/1/2026[6]		1,975	1,847
Boeing Co. 4.875% 5/1/2025		1,052	1,037
Boeing Co. 3.10% 5/1/2026		251	236
Boeing Co. 3.25% 2/1/2028		2,000	1,838
Boeing Co. 5.15% 5/1/2030		1,100	1,090
Boeing Co. 3.60% 5/1/2034		2,500	2,129
Boeing Co. 5.805% 5/1/2050		2,500	2,493
Bombardier, Inc. 7.125% 6/15/2026[6]		4,100	4,077
Bombardier, Inc. 7.875% 4/15/2027[6]		8,070	8,061
BWX Technologies, Inc. 4.125% 4/15/2029[6]		1,025	927
Canadian Pacific Railway Co. 1.75% 12/2/2026		1,385	1,245
Canadian Pacific Railway Co. 3.10% 12/2/2051		829	589
Chart Industries, Inc. 7.50% 1/1/2030[6]		1,347	1,376
Clarivate Science Holdings Corp. 3.875% 7/1/2028[6]		590	524
Clarivate Science Holdings Corp. 4.875% 7/1/2029[6]		520	462
CoreLogic, Inc. 4.50% 5/1/2028[6]		6,075	4,905
Covanta Holding Corp. 4.875% 12/1/2029[6]		1,035	897
CSX Corp. 4.25% 3/15/2029		1,062	1,029
CSX Corp. 2.50% 5/15/2051		1,125	717
Honeywell International, Inc. 2.30% 8/15/2024		2,640	2,552
Honeywell International, Inc. 1.35% 6/1/2025		5,947	5,551
Honeywell International, Inc. 2.70% 8/15/2029		1,470	1,309
Icahn Enterprises, LP 4.75% 9/15/2024		2,090	1,999
Icahn Enterprises, LP 5.25% 5/15/2027		1,185	1,023
Icahn Enterprises, LP 4.375% 2/1/2029		1,525	1,200
KKR Apple Bidco, LLC, Term Loan B, (1-month USD CME Term SOFR + 4.00%) 9.102% 9/22/2028[9,12]		733	732
Lockheed Martin Corp. 5.10% 11/15/2027		951	968
Lockheed Martin Corp. 4.45% 5/15/2028		2,906	2,867
Lockheed Martin Corp. 5.25% 1/15/2033		4,742	4,914
Lockheed Martin Corp. 4.75% 2/15/2034		7,750	7,736
Lockheed Martin Corp. 5.70% 11/15/2054		1,849	2,055
LSC Communications, Inc. 8.75% 10/15/2023[2,6,13]		4,063	12
Masco Corp. 1.50% 2/15/2028		774	660
Masco Corp. 2.00% 2/15/2031		497	392
Masco Corp. 3.125% 2/15/2051		230	145
MasTec, Inc. 4.50% 8/15/2028[6]		1,425	1,315
Mileage Plus Holdings, LLC 6.50% 6/20/2027[6]		1,760	1,766
Norfolk Southern Corp. 4.45% 3/1/2033		654	626
Norfolk Southern Corp. 3.05% 5/15/2050		2,746	1,903
Northrop Grumman Corp. 2.93% 1/15/2025		1,820	1,750
Northrop Grumman Corp. 3.25% 1/15/2028		3,495	3,262
Otis Worldwide Corp. 2.293% 4/5/2027		2,135	1,938
Raytheon Technologies Corp. 3.65% 8/16/2023		52	52
Raytheon Technologies Corp. 3.95% 8/16/2025		3,155	3,092
Raytheon Technologies Corp. 5.00% 2/27/2026		779	778
Raytheon Technologies Corp. 4.125% 11/16/2028		1,075	1,036
Raytheon Technologies Corp. 5.15% 2/27/2033		2,669	2,707
Raytheon Technologies Corp. 5.375% 2/27/2053		3,950	4,106
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[6]		311	323
Roller Bearing Company of America, Inc. 4.375% 10/15/2029[6]		195	175
Rolls-Royce PLC 5.75% 10/15/2027[6]		1,940	1,899
Sabre GLBL, Inc. 9.25% 4/15/2025[6]		379	354
Sabre GLBL, Inc. 7.375% 9/1/2025[6]		946	841
Siemens Financieringsmaatschappij NV 1.20% 3/11/2026[6]		3,887	3,515
Siemens Financieringsmaatschappij NV 1.70% 3/11/2028[6]		3,700	3,216
SkyMiles IP, Ltd. 4.75% 10/20/2028[6]		1,950	1,894
Spirit AeroSystems, Inc. 7.50% 4/15/2025[6]		650	643
Spirit AeroSystems, Inc. 9.375% 11/30/2029[6]		507	543

130	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
The Brink’s Co. 4.625% 10/15/2027[6]	USD	2,385	$2,216
TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027[6]		2,000	1,850
TransDigm, Inc. 6.25% 3/15/2026[6]		3,476	3,462
TransDigm, Inc. 5.50% 11/15/2027		2,200	2,078
Triumph Group, Inc. 7.75% 8/15/2025		2,375	2,312
Triumph Group, Inc. 9.00% 3/15/2028[6]		1,347	1,377
Union Pacific Corp. 2.40% 2/5/2030		2,414	2,100
Union Pacific Corp. 2.95% 3/10/2052		1,000	695
Union Pacific Corp. 3.839% 3/20/2060		546	435
Union Pacific Corp. 3.799% 4/6/2071		545	417
United Airlines, Inc. 4.375% 4/15/2026[6]		975	927
United Airlines, Inc. 4.625% 4/15/2029[6]		2,225	2,029
United Rentals (North America), Inc. 3.875% 2/15/2031		2,050	1,777
XPO, Inc. 7.125% 6/1/2031[6]		800	807
			139,555

Materials 0.39%
Alcoa Nederland Holding BV 4.125% 3/31/2029[6]		1,175	1,051
Anglo American Capital PLC 2.25% 3/17/2028[6]		484	416
Anglo American Capital PLC 2.625% 9/10/2030[6]		2,500	2,064
Anglo American Capital PLC 3.95% 9/10/2050[6]		1,281	952
ATI, Inc. 4.875% 10/1/2029		710	641
ATI, Inc. 5.125% 10/1/2031		1,110	991
Avient Corp. 7.125% 8/1/2030[6]		855	865
Ball Corp. 6.875% 3/15/2028		1,415	1,444
Ball Corp. 3.125% 9/15/2031		3,520	2,900
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033		1,610	1,604
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[6]		935	762
Celanese US Holdings, LLC 6.165% 7/15/2027		3,500	3,484
Cleveland-Cliffs, Inc. 5.875% 6/1/2027		9,000	8,793
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[6]		1,525	1,375
Cleveland-Cliffs, Inc. 6.75% 4/15/2030[6]		1,775	1,712
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[6]		775	682
CVR Partners, LP 6.125% 6/15/2028[6]		745	649
Dow Chemical Co. (The) 3.60% 11/15/2050		1,328	990
First Quantum Minerals, Ltd. 7.50% 4/1/2025[6]		9,004	9,005
First Quantum Minerals, Ltd. 6.875% 3/1/2026[6]		4,400	4,337
First Quantum Minerals, Ltd. 6.875% 10/15/2027[6]		4,240	4,143
FXI Holdings, Inc. 12.25% 11/15/2026[6]		4,517	4,099
FXI Holdings, Inc. 12.25% 11/15/2026[6]		2,181	1,968
Glencore Funding, LLC 4.125% 3/12/2024[6]		945	934
INEOS Finance PLC 6.75% 5/15/2028[6]		1,985	1,909
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[6]		5,400	4,558
Kaiser Aluminum Corp. 4.625% 3/1/2028[6]		2,495	2,186
Linde, Inc. 1.10% 8/10/2030		2,938	2,338
LSB Industries, Inc. 6.25% 10/15/2028[6]		860	769
LYB International Finance III, LLC 2.25% 10/1/2030		1,198	982
LYB International Finance III, LLC 4.20% 5/1/2050		1,186	906
LYB International Finance III, LLC 3.625% 4/1/2051		2,537	1,758
Methanex Corp. 5.125% 10/15/2027		6,305	5,876
Mineral Resources, Ltd. 8.50% 5/1/2030[6]		1,525	1,533
Mosaic Co. 4.05% 11/15/2027		1,050	1,001
Nova Chemicals Corp. 4.25% 5/15/2029[6]		1,875	1,532
Novelis Corp. 3.875% 8/15/2031[6]		1,115	919
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[6]		3,485	3,117
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[6]		1,230	1,032
Sherwin-Williams Co. 3.125% 6/1/2024		275	269
Sherwin-Williams Co. 3.80% 8/15/2049		5,208	4,031
South32 Treasury, Ltd. 4.35% 4/14/2032[6]		1,527	1,341
SPCM SA 3.375% 3/15/2030[6]		600	500

American Funds Insurance Series	131

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Venator Finance SARL 9.50% 7/1/2025[6,13]	USD	1,825	$1,396
Venator Finance SARL 5.75% 7/15/2025[6,13]		5,845	139
Venator Finance SARL, Term Loan, 15.05% 9/14/2023[9,12]		486	501
Warrior Met Coal, Inc. 7.875% 12/1/2028[6]		3,400	3,418
Westlake Corp. 4.375% 11/15/2047		500	393
			98,265

Real estate 0.32%
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026		315	301
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028		1,220	1,138
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029		1,940	1,643
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031		1,320	1,132
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033		4,095	2,997
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049		410	345
American Tower Corp. 1.45% 9/15/2026		2,369	2,086
American Tower Corp. 3.55% 7/15/2027		1,425	1,322
American Tower Corp. 3.60% 1/15/2028		1,000	922
American Tower Corp. 1.50% 1/31/2028		2,500	2,100
American Tower Corp. 2.30% 9/15/2031		1,500	1,195
American Tower Corp. 2.95% 1/15/2051		2,000	1,264
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[6]		2,260	1,694
Boston Properties, LP 6.50% 1/15/2034		2,223	2,239
Essex Portfolio, LP 3.875% 5/1/2024		1,000	982
Essex Portfolio, LP 3.50% 4/1/2025		6,825	6,546
Extra Space Storage, LP 2.35% 3/15/2032		1,385	1,084
GLP Capital, LP 3.35% 9/1/2024		1,263	1,220
Host Hotels & Resorts, LP 4.50% 2/1/2026		355	344
Howard Hughes Corp. 5.375% 8/1/2028[6]		1,450	1,293
Howard Hughes Corp. 4.125% 2/1/2029[6]		1,860	1,541
Howard Hughes Corp. 4.375% 2/1/2031[6]		2,690	2,149
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031		2,401	1,842
Iron Mountain, Inc. 5.25% 7/15/2030[6]		3,785	3,414
Iron Mountain, Inc. 4.50% 2/15/2031[6]		2,650	2,279
Kennedy-Wilson, Inc. 4.75% 3/1/2029		2,780	2,201
Kennedy-Wilson, Inc. 4.75% 2/1/2030		1,990	1,503
Kennedy-Wilson, Inc. 5.00% 3/1/2031		2,260	1,693
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[6]		3,842	3,342
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[6]		50	41
Park Intermediate Holdings, LLC 4.875% 5/15/2029[6]		2,280	1,967
Prologis, LP 4.875% 6/15/2028		2,357	2,338
Prologis, LP 4.75% 6/15/2033		4,359	4,262
Prologis, LP 5.125% 1/15/2034		2,000	1,987
Prologis, LP 5.25% 6/15/2053		1,365	1,343
Public Storage 1.85% 5/1/2028		2,490	2,164
Public Storage 1.95% 11/9/2028		2,027	1,740
Public Storage 2.30% 5/1/2031		719	599
RHP Hotel Properties, LP 4.50% 2/15/2029[6]		1,300	1,152
RLJ Lodging Trust, LP 4.00% 9/15/2029[6]		1,240	1,040
Scentre Group Trust 1 3.50% 2/12/2025[6]		3,075	2,952
Scentre Group Trust 1 3.25% 10/28/2025[6]		1,000	941
Scentre Group Trust 1 3.75% 3/23/2027[6]		2,430	2,285
Service Properties Trust 4.35% 10/1/2024		1,000	964
Service Properties Trust 4.50% 3/15/2025		1,385	1,310
Sun Communities Operating, LP 2.30% 11/1/2028		1,845	1,553
Sun Communities Operating, LP 2.70% 7/15/2031		876	693
UDR, Inc. 2.95% 9/1/2026		760	695
			81,837

132	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples 0.30%
7-Eleven, Inc. 0.80% 2/10/2024[6]	USD	1,700	$1,648
7-Eleven, Inc. 0.95% 2/10/2026[6]		825	737
7-Eleven, Inc. 1.30% 2/10/2028[6]		2,500	2,114
Albertsons Companies, Inc. 3.50% 3/15/2029[6]		1,230	1,066
Anheuser-Busch InBev Worldwide, Inc. 4.00% 4/13/2028		845	818
Anheuser-Busch InBev Worldwide, Inc. 4.35% 6/1/2040		2,500	2,302
Anheuser-Busch InBev Worldwide, Inc. 4.60% 4/15/2048		1,500	1,394
BAT Capital Corp. 3.222% 8/15/2024		2,826	2,743
BAT Capital Corp. 3.215% 9/6/2026		3,323	3,090
BAT Capital Corp. 4.54% 8/15/2047		940	693
Central Garden & Pet Co. 4.125% 4/30/2031[6]		1,395	1,152
Coca-Cola Co. 1.00% 3/15/2028		940	808
Conagra Brands, Inc. 1.375% 11/1/2027		4,615	3,912
Constellation Brands, Inc. 3.60% 2/15/2028		625	586
Constellation Brands, Inc. 2.25% 8/1/2031		1,487	1,216
Coty, Inc. 4.75% 1/15/2029[6]		1,680	1,551
Imperial Brands Finance PLC 6.125% 7/27/2027[6]		845	847
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[6]		2,990	2,739
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[6]		2,210	1,977
Nestle Holdings, Inc. 4.85% 3/14/2033[6]		5,750	5,872
PepsiCo, Inc. 2.625% 10/21/2041		5,000	3,776
PepsiCo, Inc. 3.625% 3/19/2050		777	661
PepsiCo, Inc. 2.75% 10/21/2051		1,723	1,238
Philip Morris International, Inc. 2.875% 5/1/2024		788	772
Philip Morris International, Inc. 3.25% 11/10/2024		2,000	1,943
Philip Morris International, Inc. 4.875% 2/13/2026		7,002	6,955
Philip Morris International, Inc. 0.875% 5/1/2026		2,990	2,668
Philip Morris International, Inc. 5.125% 11/17/2027		3,073	3,085
Philip Morris International, Inc. 4.875% 2/15/2028		6,000	5,913
Philip Morris International, Inc. 5.625% 11/17/2029		1,482	1,511
Philip Morris International, Inc. 5.125% 2/15/2030		4,166	4,123
Post Holdings, Inc. 4.625% 4/15/2030[6]		2,886	2,532
Prestige Brands, Inc. 3.75% 4/1/2031[6]		1,115	925
Reynolds American, Inc. 5.85% 8/15/2045		2,030	1,808
Simmons Foods, Inc. 4.625% 3/1/2029[6]		560	449
			75,624

Utilities 0.25%
Ameren Corp. 2.50% 9/15/2024		969	929
Calpine Corp. 3.75% 3/1/2031[6]		1,975	1,602
Commonwealth Edison Co. 4.35% 11/15/2045		1,085	950
Commonwealth Edison Co. 3.85% 3/15/2052		2,600	2,084
Duke Energy Carolinas, LLC 3.95% 11/15/2028		900	860
Duke Energy Corp. 4.50% 8/15/2032		2,000	1,886
Duke Energy Corp. 3.50% 6/15/2051		2,000	1,451
Duke Energy Florida, LLC 3.20% 1/15/2027		1,445	1,370
Duke Energy Indiana, LLC 3.25% 10/1/2049		1,225	879
Duke Energy Progress, LLC 3.70% 10/15/2046		457	357
Duke Energy Progress, LLC 2.50% 8/15/2050		202	126
Duke Energy Progress, LLC 2.90% 8/15/2051		91	61
Edison International 3.55% 11/15/2024		2,200	2,127
EDP Finance BV 3.625% 7/15/2024[6]		4,100	3,996
Electricité de France SA 6.25% 5/23/2033[6]		1,275	1,297
Electricité de France SA 4.75% 10/13/2035[6]		1,250	1,101
Electricité de France SA 4.875% 9/21/2038[6]		2,750	2,313
Electricité de France SA 5.60% 1/27/2040		525	483
Electricité de France SA 6.90% 5/23/2053[6]		650	674
Electricité de France SA 9.125% 12/31/2079 (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[6,11]		1,475	1,516

American Funds Insurance Series	133

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Emera US Finance, LP 3.55% 6/15/2026	USD	320	$303
Enel Américas SA 4.00% 10/25/2026		245	236
Entergy Corp. 2.80% 6/15/2030		3,325	2,823
Eversource Energy 3.80% 12/1/2023		2,730	2,711
FirstEnergy Corp. 3.40% 3/1/2050		2,250	1,553
FirstEnergy Transmission, LLC 2.866% 9/15/2028[6]		675	595
NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025		650	653
Pacific Gas and Electric Co. 2.10% 8/1/2027		125	107
Pacific Gas and Electric Co. 2.50% 2/1/2031		2,941	2,305
Pacific Gas and Electric Co. 3.30% 8/1/2040		100	67
Pacific Gas and Electric Co. 3.50% 8/1/2050		1,250	797
PacifiCorp 4.125% 1/15/2049		4,000	3,107
PG&E Corp. 5.00% 7/1/2028		3,750	3,444
PG&E Corp. 5.25% 7/1/2030		3,400	3,051
Public Service Electric and Gas Co. 3.60% 12/1/2047		548	432
Public Service Electric and Gas Co. 3.15% 1/1/2050		2,451	1,789
Southern California Edison Co. 2.85% 8/1/2029		4,450	3,893
Southern California Edison Co. 6.00% 1/15/2034		2,500	2,591
Southern California Edison Co. 5.75% 4/1/2035		675	686
Southern California Edison Co. 5.35% 7/15/2035		3,000	2,936
Southern California Edison Co. 4.00% 4/1/2047		264	210
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[6]		1,030	901
Virginia Electric & Power 2.40% 3/30/2032		2,575	2,102
Xcel Energy, Inc. 2.60% 12/1/2029		1,131	967
			64,321

Information technology 0.25%
Adobe, Inc. 1.90% 2/1/2025		366	348
Almonde, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 9.231% 6/13/2024[9,12]		651	627
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 12.405% 6/13/2025[9,12]		4,150	3,771
Analog Devices, Inc. 1.70% 10/1/2028		1,286	1,106
Analog Devices, Inc. 2.10% 10/1/2031		1,212	1,004
Analog Devices, Inc. 2.80% 10/1/2041		1,461	1,086
Analog Devices, Inc. 2.95% 10/1/2051		1,955	1,383
Broadcom, Inc. 1.95% 2/15/2028[6]		1,407	1,218
Broadcom, Inc. 2.60% 2/15/2033[6]		2,524	1,974
Broadcom, Inc. 3.469% 4/15/2034[6]		193	158
CommScope Technologies, LLC 6.00% 6/15/2025[6]		1,752	1,635
CommScope Technologies, LLC 5.00% 3/15/2027[6]		1,375	959
CommScope, Inc. 6.00% 3/1/2026[6]		3,600	3,359
CommScope, Inc. 8.25% 3/1/2027[6]		1,442	1,156
CommScope, Inc. 7.125% 7/1/2028[6]		1,633	1,162
Diebold Nixdorf, Inc. 9.375% 7/15/2025[6,13]		10,434	1,930
Diebold Nixdorf, Inc., units, 8.50% PIK or 8.50% Cash 10/15/2026[6,13,14]		7,984	120
Diebold Nixdorf, Inc., Term Loan B1, (USD-SOFR + 7.50%) 11.50% 10/2/2023[9,12]		12,450	11,796
Diebold Nixdorf, Inc., Term Loan B2, (USD-SOFR + 7.50%) 11.50% 10/2/2023[9,12]		7,926	7,509
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[9,12,13]		10,831	1,950
Finastra, Ltd., Term Loan B, (3-month EUR-EURIBOR + 3.00%) 6.134% 6/13/2024[9,12]	EUR	1,336	1,381
Gartner, Inc. 4.50% 7/1/2028[6]	USD	650	608
Intuit, Inc. 0.95% 7/15/2025		1,530	1,398
Intuit, Inc. 1.35% 7/15/2027		1,395	1,223
Intuit, Inc. 1.65% 7/15/2030		1,845	1,498
Microsoft Corp. 2.921% 3/17/2052		4,814	3,585
NCR Corp. 5.125% 4/15/2029[6]		1,650	1,462
Oracle Corp. 3.60% 4/1/2050		2,794	1,998
Oracle Corp. 5.55% 2/6/2053		2,556	2,477
Synaptics, Inc. 4.00% 6/15/2029[6]		875	736

134	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Unisys Corp. 6.875% 11/1/2027[6]	USD	725	$523
Viavi Solutions, Inc. 3.75% 10/1/2029[6]		725	617
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,3,11]		1,005	965
			62,722

Total corporate bonds, notes & loans			1,541,055

U.S. Treasury bonds & notes 5.60%
U.S. Treasury 4.60%
U.S. Treasury 2.50% 5/15/2024		700	683
U.S. Treasury 2.50% 5/31/2024		100,000	97,399
U.S. Treasury 4.25% 9/30/2024		880	869
U.S. Treasury 1.00% 12/15/2024		10,725	10,096
U.S. Treasury 4.625% 2/28/2025		65,500	64,999
U.S. Treasury 3.875% 4/30/2025		4,250	4,167
U.S. Treasury 4.25% 5/31/2025		5,505	5,436
U.S. Treasury 3.00% 7/15/2025		3,165	3,051
U.S. Treasury 0.375% 1/31/2026		45,000	40,405
U.S. Treasury 4.00% 2/15/2026		26,676	26,270
U.S. Treasury 0.50% 2/28/2026		42,515	38,195
U.S. Treasury 3.625% 5/15/2026		1,195	1,166
U.S. Treasury 0.75% 8/31/2026		52	46
U.S. Treasury 0.875% 9/30/2026		565	505
U.S. Treasury 1.125% 10/31/2026		471	423
U.S. Treasury 1.125% 2/28/2027		762	680
U.S. Treasury 2.375% 5/15/2027		880	820
U.S. Treasury 2.625% 5/31/2027		96,250	90,426
U.S. Treasury 0.50% 6/30/2027		36,300	31,294
U.S. Treasury 4.125% 9/30/2027		90,000	89,487
U.S. Treasury 0.625% 12/31/2027		7,109	6,074
U.S. Treasury 4.00% 2/29/2028		46,200	45,859
U.S. Treasury 3.625% 3/31/2028		10	10
U.S. Treasury 3.50% 4/30/2028		5,600	5,440
U.S. Treasury 2.875% 5/15/2028		5,217	4,922
U.S. Treasury 3.625% 5/31/2028		77,126	75,429
U.S. Treasury 1.25% 9/30/2028		3,142	2,720
U.S. Treasury 1.50% 11/30/2028		25,000	21,864
U.S. Treasury 1.375% 12/31/2028		10,900	9,453
U.S. Treasury 2.875% 4/30/2029		50,000	46,880
U.S. Treasury 1.50% 2/15/2030		26,651	22,822
U.S. Treasury 4.00% 2/28/2030		1,598	1,597
U.S. Treasury 0.625% 5/15/2030		20,225	16,201
U.S. Treasury 3.75% 5/31/2030		17,000	16,759
U.S. Treasury 2.875% 5/15/2032		50,000	46,337
U.S. Treasury 4.125% 11/15/2032		723	739
U.S. Treasury 3.50% 2/15/2033		29,540	28,756
U.S. Treasury 3.375% 5/15/2033		52,556	50,764
U.S. Treasury 1.125% 5/15/2040		37,775	24,494
U.S. Treasury 1.375% 11/15/2040[15]		27,695	18,533
U.S. Treasury 1.75% 8/15/2041		47,854	33,626
U.S. Treasury 2.00% 11/15/2041		1,181	865
U.S. Treasury 3.875% 5/15/2043		25,703	25,148
U.S. Treasury 2.50% 2/15/2046		3,755	2,890
U.S. Treasury 3.00% 5/15/2047		9,355	7,875
U.S. Treasury 3.00% 2/15/2048		336	283
U.S. Treasury 2.00% 2/15/2050		13,825	9,473
U.S. Treasury 1.375% 8/15/2050		12,500	7,261
U.S. Treasury 2.375% 5/15/2051		4,757	3,534
U.S. Treasury 2.00% 8/15/2051		1,356	923

American Funds Insurance Series	135

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.25% 2/15/2052[15]	USD	72,025	$52,000
U.S. Treasury 4.00% 11/15/2052[15]		8,369	8,587
U.S. Treasury 3.625% 2/15/2053[15]		61,360	58,826
			1,163,361

U.S. Treasury inflation-protected securities 1.00%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[16]		22,463	21,930
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[16]		100,487	96,971
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[16]		25,612	24,561
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[16]		4,732	4,531
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[16]		3,974	3,770
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[16]		8,325	7,787
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[16]		54,518	48,007
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[15,16]		51,228	44,087
			251,644

Total U.S. Treasury bonds & notes			1,415,005

Asset-backed obligations 2.05%
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[6,8]		640	617
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 6.21% 1/15/2030[6,8,9]		1,816	1,804
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 6.21% 10/16/2030[6,8,9]		1,552	1,529
American Express Credit Account Master Trust, Series 2018-9, Class A, (1-month USD-LIBOR + 0.38%) 5.573% 4/15/2026[8,9]		9,000	9,003
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[8]		12,228	11,863
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[8]		3,602	3,602
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 6.193% 1/22/2028[6,8,9]		1,845	1,833
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-1A, Class A, 3.70% 9/20/2024[6,8]		557	556
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[6,8]		3,100	3,071
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[6,8]		539	489
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[6,8]		138	127
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[6,8]		11,617	10,221
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[6,8]		32,377	32,137
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[6,8]		5,535	5,532
BA Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[8]		6,633	6,605
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 6.379% 11/20/2030[6,8,9]		7,269	7,211
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[6,8]		434	405
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[8]		3,971	3,961
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[6,8]		4,677	3,896
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[6,8]		507	461
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 6.262% 7/27/2030[6,8,9]		4,328	4,298
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[6,8]		5,140	4,618
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[6,8]		1,724	1,444
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[6,8]		6,034	5,235

136	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, (1-month USD-LIBOR + 0.62%) 5.774% 4/22/2026[8,9]	USD	4,960	$4,969
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[6,8]		1,351	1,170
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[6,8]		5,034	4,367
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[6,8]		1,083	942
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[6,8]		1,501	1,282
Discover Card Execution Note Trust, Series 2018-A6, Class A6, (1-month USD-LIBOR + 0.39%) 5.583% 3/15/2026[8,9]		11,400	11,400
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[6,8]		4,088	4,088
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[6,8]		3,766	3,756
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 6.24% 4/15/2028[6,8,9]		4,517	4,490
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[6,8]		325	283
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[6,8]		4,840	4,715
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[6,8]		3,195	3,127
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[6,8]		5,092	5,075
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[8]		664	664
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[6,8]		5,976	5,368
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[6,8]		2,869	2,867
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 1/15/2030[6,8]		4,825	4,821
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/2030[6,8]		6,000	5,924
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[6,8]		9,605	9,234
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[6,8]		8,861	8,344
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[6,8]		634	556
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[6,8]		255	226
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[6,8]		2,260	2,089
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[6,8]		9,517	8,466
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[6,8]		11,908	10,609
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[6,8]		3,780	3,247
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[6,8]		5,630	4,865
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[6,8]		446	378
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD-LIBOR + 1.07%) 6.332% 1/18/2031[6,8,9]		2,250	2,233
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[2,6,8]		5,930	5,930
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[6,8]		8,452	7,924
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[6,8]		634	593
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[6,8]		405	377
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[6,8]		8,390	8,007
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[6,8]		5,565	4,858
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[6,8]		685	599
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[6,8]		429	371
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[6,8]		4,900	4,313
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[6,8]		4,960	4,635
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[8]		1,198	1,194
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[8]		1,141	1,134
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 6.261% 7/21/2030[6,8,9]		5,391	5,346
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 6.41% 4/15/2029[6,8,9]		1,916	1,904
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[6,8]		2,531	2,499
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[6,8]		3,475	3,443
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[6,8]		4,651	4,016
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[6,8]		5,552	4,771
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[6,8]		6,098	5,319
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[6,8]		9,129	8,116
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[6,8]		5,232	4,647
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[6,8]		8,885	7,901
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[6,8]		23,051	19,672

American Funds Insurance Series	137

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 6.225% 7/25/2030[6,8,9]	USD	1,657	$1,640
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD-LIBOR + 1.10%) 6.35% 7/20/2031[6,8,9]		2,250	2,233
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 6.396% 11/25/2028[6,8,9]		1,021	1,018
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 6.15% 4/20/2029[6,8,9]		374	372
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 6.06% 10/15/2029[6,8,9]		7,545	7,470
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 6.66% 10/15/2029[6,8,9]		5,378	5,259
Palmer Square Loan Funding, CLO, Series 2022-5, Class A1, (3-month USD CME Term SOFR + 1.56%) 6.546% 1/15/2031[6,8,9]		5,357	5,335
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[6,8]		5,912	5,878
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[8]		2,725	2,596
PPM CLO, Ltd., Series 2022-6, Class A, (3-month USD CME Term SOFR + 2.45%) 7.025% 1/20/2031[6,8,9]		9,947	9,954
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 6.20% 10/15/2030[6,8,9]		4,453	4,414
Santander Drive Auto Receivables Trust, Series 2022-5, Class A2, 3.98% 1/15/2025[8]		1,060	1,059
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 12/15/2025[8]		303	301
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[8]		1,429	1,429
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[8]		4,101	4,060
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[6,8]		3,573	3,570
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD-LIBOR + 0.73%) 5.923% 1/15/2053[6,8,9]		5,689	5,555
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[6,8]		3,326	2,896
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[6,8]		4,283	3,841
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[6,8]		4,499	3,642
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[6,8]		2,018	1,828
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[6,8]		1,613	1,435
Stratus Static CLO, Ltd., Series 2022-3, Class A, (3-month USD CME Term SOFR + 2.15%) 7.198% 10/20/2031[6,8,9]		7,088	7,098
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[6,8]		2,889	2,632
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[6,8]		1,695	1,487
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[6,8]		751	660
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/2046[6,8]		881	744
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[6,8]		2,538	2,180
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[6,8]		3,250	3,157
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[6,8]		8,337	7,702
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[6,8,9]		7,257	6,486
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[6,8]		3,825	3,808
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[6,8]		9,801	8,413
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[6,8]		1,732	1,456
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[8]		8,460	8,390
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[8,11]		7,481	7,356
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[6,8]		8,981	8,910
Westlake Automobile Receivables Trust, Series 2022-3, Class A2, 5.24% 7/15/2025[6,8]		6,032	6,018
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[6,8]		1,922	1,915
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[6,8]		4,807	4,795
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[6,8]		3,504	3,500
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[6,8]		794	786
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[8]		7,845	7,760
			518,680

138	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.17%
CPPIB Capital, Inc. 2.75% 11/2/2027[6]	USD	6,600	$6,146
European Investment Bank 0.75% 10/26/2026		6,194	5,486
OMERS Finance Trust 3.50% 4/19/2032[6]		4,315	3,959
OMERS Finance Trust 4.00% 4/19/2052[6]		4,315	3,601
Panama (Republic of) 3.298% 1/19/2033		4,365	3,659
Panama (Republic of) 4.50% 1/19/2063		1,035	760
Peru (Republic of) 1.862% 12/1/2032		2,525	1,950
Peru (Republic of) 2.78% 12/1/2060		3,775	2,318
Qatar (State of) 3.375% 3/14/2024[6]		2,315	2,282
Qatar (State of) 4.00% 3/14/2029[6]		745	730
Qatar (State of) 4.817% 3/14/2049[6]		750	722
Swedish Export Credit Corp. 3.625% 9/3/2024		5,089	4,976
United Mexican States 2.659% 5/24/2031		2,703	2,254
United Mexican States 4.875% 5/19/2033		1,790	1,711
United Mexican States 3.771% 5/24/2061		1,528	1,043
			41,597

Municipals 0.14%
California 0.02%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026		1,200	1,092
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027		1,660	1,481
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034		495	404
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 6/1/2042		1,170	882
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 6/1/2046		2,205	2,032
			5,891

Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 11/15/2044		5	5

Florida 0.04%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027		5,335	4,726
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030		5,365	4,478
			9,204

Guam 0.00%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 10/1/2036		240	192
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 10/1/2043		315	240
			432

Illinois 0.01%
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 6/1/2033		4,125	4,039

Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 9/1/2040		5	5

American Funds Insurance Series	139

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals (continued) Minnesota 0.00%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 7/1/2038	USD	20	$20

New York 0.03%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 3/15/2026 (escrowed to maturity)		2,865	2,589
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028		4,745	4,132
			6,721

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031		5,080	4,357

South Carolina 0.00%
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 7/1/2041		5	5

Tennessee 0.00%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 7/1/2043		5	5

Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034		5,845	5,485
Total municipals			36,169

Total bonds, notes & other debt instruments (cost: $5,793,406,000)			5,416,087

Short-term securities 9.70%		Shares
Money market investments 9.64%
Capital Group Central Cash Fund 5.15%[7,17]		24,370,984	2,437,342

Money market investments purchased with collateral from securities on loan 0.06%
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[17,18]		8,631,344	8,631
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[17,18]		4,782,204	4,782
Capital Group Central Cash Fund 5.15%[7,17,18]		21,214	2,122
			15,535

Total short-term securities (cost: $2,452,333,000)			2,452,877

Total investment securities 104.10% (cost: $20,923,200,000)			26,326,548
Other assets less liabilities (4.10)%			(1,036,246)

Net assets 100.00%			$25,290,302

140	American Funds Insurance Series

Asset Allocation Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	8,978	September 2023	USD 1,825,620	$(24,888)
5 Year U.S. Treasury Note Futures	Long	9,589	September 2023	1,026,922	(17,429)
10 Year U.S. Treasury Note Futures	Long	199	September 2023	22,341	(241)
10 Year Ultra U.S. Treasury Note Futures	Short	3,884	September 2023	(460,011)	5,273
20 Year U.S. Treasury Bond Futures	Long	167	September 2023	21,193	45
30 Year Ultra U.S. Treasury Bond Futures	Long	113	September 2023	15,393	(129)
					$(37,369)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2023 (000)	paid (000)	at 6/30/2023 (000)
4.1645%	Annual	SOFR	Annual	1/24/2025	USD	3,491	$(48)	$—	$(48)
4.16253%	Annual	SOFR	Annual	1/24/2025		215,868	(2,973)	—	(2,973)
3.7025%	Annual	SOFR	Annual	3/28/2025		17,082	(358)	—	(358)
3.7515%	Annual	SOFR	Annual	3/28/2025		177,000	(3,568)	—	(3,568)
SOFR	Annual	3.2015%	Annual	1/19/2033		37,178	1,121	—	1,121
SOFR	Annual	3.1205%	Annual	1/20/2033		46,560	1,705	—	1,705
SOFR	Annual	3.16653%	Annual	1/24/2033		48,133	1,586	—	1,586
SOFR	Annual	3.18606%	Annual	1/24/2033		44,502	1,397	—	1,397
							$(1,138)	$—	$(1,138)

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	[19]	Value at 6/30/2023 (000)	[20]	Upfront premium paid (000)	Unrealized appreciation at 6/30/2023 (000)
1.00%	Quarterly	CDX.NA.IG.40	6/20/2028	USD 45,000		$ 672		$578	$94

Investments in affiliates7

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Investment funds 4.06%
Capital Group Central Corporate Bond Fund	$1,367,122	$22,963	$385,740	$(79,020)	$101,600	$1,026,925	$22,962
Short-term securities 9.65%
Money market investments 9.64%
Capital Group Central Cash Fund 5.15%[17]	1,639,716	2,739,466	1,942,243	61	342	2,437,342	47,383

American Funds Insurance Series	141

Asset Allocation Fund (continued)

Investments in affiliates7 (continued)

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)		Net realized (loss) gain (000)	Net unrealized appreciation (000)		Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 5.19%[17,18]	$12,622	$	$10,500	[21]	$	$		$2,122	$—	[22]
Total short-term securities								2,439,464
Total 13.71%					$(78,959)		$101,942	$3,466,389	$70,345

Restricted securities3

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Carbon Health Technologies, Inc., Series D-2, 8.00% noncumulative convertible preferred shares[2]	7/9/2021	$50,000	$50,695	.20%
Rotech Healthcare, Inc.[1,2]	8/22/2014	6,949	19,334	.08
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,11]	6/23/2023	965	965	.00 [23]
Total		$57,914	$70,994	.28%

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $70,994,000, which represented .28% of the net assets of the fund.
[4]	All or a portion of this security was on loan. The total value of all such securities was $16,802,000, which represented .07% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[5]	Amount less than one thousand.
[6]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,183,530,000, which represented 4.68% of the net assets of the fund.
[7]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[10]	Purchased on a TBA basis.
[11]	Step bond; coupon rate may change at a later date.
[12]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $29,734,000, which represented .12% of the net assets of the fund.
[13]	Scheduled interest and/or principal payment was not received.
[14]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[15]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $27,347,000, which represented .11% of the net assets of the fund.
[16]	Index-linked bond whose principal amount moves with a government price index.
[17]	Rate represents the seven-day yield at 6/30/2023.
[18]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[19]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[20]	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.
[21]	Represents net activity. Refer to Note 5 for more information on securities lending.
[22]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[23]	Amount less than .01%.

Key to abbreviations

ADR = American Depositary Receipts

Agcy. = Agency

AMT = Alternative Minimum Tax

Assn. = Association

Auth. = Authority

CAD = Canadian dollars

CLO = Collateralized Loan Obligations

CME = CME Group

142	American Funds Insurance Series

Asset Allocation Fund (continued)

CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company

Dept. = Department

Dev. = Development

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

PIK = Payment In Kind

Ref. = Refunding

REIT = Real Estate Investment Trust

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	143

American Funds Global Balanced Fund
Investment portfolio June 30, 2023	unaudited

Common stocks 61.58%	Shares	Value (000)
Health care 9.93%
Abbott Laboratories	54,400	$5,931
Sanofi	48,931	5,245
Siemens Healthineers AG	49,030	2,775
AstraZeneca PLC	16,439	2,355
GE HealthCare Technologies, Inc.	27,640	2,245
Takeda Pharmaceutical Company, Ltd.	65,700	2,065
UnitedHealth Group, Inc.	4,294	2,064
Gilead Sciences, Inc.	20,691	1,595
Medtronic PLC	17,319	1,526
Merck KGaA	7,787	1,287
Novo Nordisk AS, Class B	7,676	1,240
Eurofins Scientific SE, non-registered shares	18,613	1,182
Stryker Corp.	3,820	1,165
Novartis AG	8,847	893
AbbVie, Inc.	6,161	830
Amgen, Inc.	3,155	700
Bayer AG	10,940	605
Molina Healthcare, Inc.[1]	2,000	602
Danaher Corp.	2,436	585
BioMarin Pharmaceutical, Inc.[1]	6,363	551
Thermo Fisher Scientific, Inc.	1,031	538
Eli Lilly and Company	1,133	531
Humana, Inc.	1,120	501
Vertex Pharmaceuticals, Inc.[1]	800	281
CVS Health Corp.	3,857	267
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	5,200	215
Revvity, Inc.	1,556	185
		37,959

Information technology 9.75%
Broadcom, Inc.	14,837	12,870
Microsoft Corp.	30,861	10,509
SK hynix, Inc.	21,732	1,916
Taiwan Semiconductor Manufacturing Company, Ltd.	93,000	1,733
GlobalWafers Co., Ltd.	105,000	1,685
ServiceNow, Inc.[1]	2,848	1,600
Marvell Technology, Inc.	26,177	1,565
Texas Instruments, Inc.	7,589	1,366
Cognizant Technology Solutions Corp., Class A	19,270	1,258
Accenture PLC, Class A	3,725	1,149
Intel Corp.	28,608	957
Arista Networks, Inc.[1]	2,207	358
Infineon Technologies AG	7,580	313
		37,279

Financials 8.69%
B3 SA - Brasil, Bolsa, Balcao	1,552,555	4,737
HDFC Bank, Ltd. (ADR)	29,869	2,082
HDFC Bank, Ltd.	79,598	1,654
ING Groep NV	234,995	3,173
Zurich Insurance Group AG	5,919	2,812
AIA Group, Ltd.	272,800	2,783
DBS Group Holdings, Ltd.	73,900	1,728
Kotak Mahindra Bank, Ltd.	74,045	1,667
BlackRock, Inc.	2,234	1,544
Citigroup, Inc.	29,096	1,340
National Bank of Canada	11,357	846
United Overseas Bank, Ltd.	38,800	804
BNP Paribas SA	12,164	768
JPMorgan Chase & Co.	5,190	755
KBC Groep NV	10,792	755
DNB Bank ASA	39,441	737

144	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Münchener Rückversicherungs-Gesellschaft AG	1,797	$674
Bank Central Asia Tbk PT	1,068,300	659
CME Group, Inc., Class A	3,446	639
Banco Santander, SA	163,476	607
Aegon NV	117,255	594
Great-West Lifeco, Inc.	19,414	564
Ping An Insurance (Group) Company of China, Ltd., Class H	63,000	404
Ping An Insurance (Group) Company of China, Ltd., Class A	11,400	73
FinecoBank SpA	30,555	412
Fairfax Financial Holdings, Ltd., subordinate voting shares	506	379
Lufax Holding, Ltd. (ADR)	15,700	22
		33,212

Industrials 8.43%
Raytheon Technologies Corp.	69,235	6,782
General Electric Co.	36,174	3,974
Thales SA	20,924	3,132
BAE Systems PLC	248,800	2,936
Carrier Global Corp.	53,245	2,647
Siemens AG	12,631	2,102
General Dynamics Corp.	8,045	1,731
L3Harris Technologies, Inc.	8,583	1,680
Honeywell International, Inc.	6,162	1,279
CSX Corp.	36,109	1,231
DHL Group	16,578	809
Melrose Industries PLC	118,016	760
Safran SA	4,570	718
LIXIL Corp.	51,200	650
Astra International Tbk PT	1,380,000	629
Singapore Technologies Engineering, Ltd.	132,600	362
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	14,580	262
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	100	18
Airbus SE, non-registered shares	1,805	261
Trelleborg AB, Class B	10,352	251
		32,214

Consumer staples 5.49%
ITC, Ltd.	738,576	4,070
Philip Morris International, Inc.	40,211	3,925
Seven & i Holdings Co., Ltd.	63,200	2,733
Nestlé SA	19,187	2,309
Imperial Brands PLC	103,716	2,294
British American Tobacco PLC	63,277	2,099
Pernod Ricard SA	5,362	1,185
Heineken NV	7,022	723
Altria Group, Inc.	13,780	624
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	99,800	390
Essity Aktiebolag, Class B	8,371	223
Kweichow Moutai Co., Ltd., Class A	921	215
Treasury Wine Estates, Ltd.	27,708	208
		20,998

Materials 4.76%
Freeport-McMoRan, Inc.	86,968	3,479
Linde PLC	7,997	3,047
Shin-Etsu Chemical Co., Ltd.	69,600	2,313
Evonik Industries AG	106,024	2,015
Fortescue Metals Group, Ltd.	119,786	1,784
BHP Group, Ltd. (CDI)	59,147	1,757
Rio Tinto PLC	15,450	982
Vale SA (ADR), ordinary nominative shares	60,901	817
Air Products and Chemicals, Inc.	2,229	668

American Funds Insurance Series	145

American Funds Global Balanced Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
UPM-Kymmene OYJ	14,405	$429
Air Liquide SA, non-registered shares	2,376	426
Celanese Corp.	2,621	304
International Flavors & Fragrances, Inc.	2,492	198
		18,219

Energy 3.95%
Canadian Natural Resources, Ltd. (CAD denominated)	122,544	6,890
Neste OYJ	47,925	1,847
Shell PLC (GBP denominated)	51,179	1,524
Woodside Energy Group, Ltd.	47,068	1,090
Woodside Energy Group, Ltd. (CDI)	10,942	253
Chevron Corp.	7,748	1,219
BP PLC	177,059	1,037
Baker Hughes Co., Class A	16,864	533
TC Energy Corp. (CAD denominated)	11,486	464
Adaro Energy Indonesia Tbk PT	1,534,800	229
		15,086

Utilities 3.53%
DTE Energy Company	26,908	2,960
Power Grid Corporation of India, Ltd.	672,082	2,091
E.ON SE	149,488	1,905
Duke Energy Corp.	15,732	1,412
SembCorp Industries, Ltd.	283,400	1,206
Constellation Energy Corp.	12,743	1,167
National Grid PLC	61,691	815
ENN Energy Holdings, Ltd.	60,400	755
Dominion Energy, Inc.	13,376	693
NextEra Energy, Inc.	3,685	274
Public Service Enterprise Group, Inc.	3,392	212
		13,490

Communication services 3.11%
Netflix, Inc.[1]	7,610	3,352
Alphabet, Inc., Class A1	18,144	2,172
Alphabet, Inc., Class C1	7,735	936
Singapore Telecommunications, Ltd.	744,000	1,378
Meta Platforms, Inc., Class A1	4,605	1,322
BCE, Inc.	21,072	961
Omnicom Group, Inc.	10,103	961
Comcast Corp., Class A	19,737	820
		11,902

Consumer discretionary 2.67%
LVMH Moët Hennessy-Louis Vuitton SE	2,473	2,334
Ferrari NV	3,735	1,215
Ferrari NV (EUR denominated)	1,247	408
Cie. Financière Richemont SA, Class A	8,087	1,372
Royal Caribbean Cruises, Ltd.[1]	7,737	803
InterContinental Hotels Group PLC	11,581	800
Amazon.com, Inc.[1]	4,577	597
Starbucks Corp.	5,767	571
Restaurant Brands International, Inc.	6,596	511
General Motors Company	10,806	417
adidas AG	1,770	343
Zhongsheng Group Holdings, Ltd.	85,000	326
Airbnb, Inc., Class A1	2,525	323
Dowlais Group PLC[1]	122,051	197
		10,217

146	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Common stocks (continued)	Shares		Value (000)
Real estate 1.27%
Equinix, Inc. REIT		1,925	$1,509
CTP NV		98,971	1,285
Embassy Office Parks REIT		329,879	1,170
Sun Hung Kai Properties, Ltd.		45,000	568
Crown Castle, Inc. REIT		2,866	327
			4,859

Total common stocks (cost: $192,266,000)			235,435

Preferred securities 0.41%
Financials 0.24%
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]		212,295	499
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1]		180,862	416
			915

Consumer discretionary 0.17%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares		5,305	658

Total preferred securities (cost: $1,889,000)			1,573

Convertible stocks 0.32%
Utilities 0.32%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025[2]		27,300	1,237

Total convertible stocks (cost: $1,321,000)			1,237

Investment funds 1.39%
Capital Group Central Corporate Bond Fund[3]		641,083	5,308

Total investment funds (cost: $5,151,000)			5,308

Bonds, notes & other debt instruments 30.45%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 15.25%
Abu Dhabi (Emirate of) 0.75% 9/2/2023[4]	USD	275	273
Agricultural Development Bank of China 3.75% 1/25/2029	CNY	550	80
Asian Development Bank 1.125% 6/10/2025	GBP	100	116
Australia (Commonwealth of), Series 152, 2.75% 11/21/2028	AUD	310	195
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031		1,055	584
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031		150	79
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033		2,020	1,229
Austria (Republic of) 0% 2/20/2031	EUR	660	575
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033		270	293
Brazil (Federative Republic of) 0% 10/1/2023	BRL	5,925	1,198
Brazil (Federative Republic of) 0% 1/1/2024		9,254	1,820
Brazil (Federative Republic of) 10.00% 1/1/2025		900	186
Brazil (Federative Republic of) 10.00% 1/1/2033		280	56
Brazil (Federative Republic of) 6.00% 8/15/2040[5]		206	46
Brazil (Federative Republic of) 6.00% 8/15/2050[5]		2,142	480
Brazilian Government International Bond 6.00% 8/15/2060[5]		206	47
Bulgaria (Republic of) 4.50% 1/27/2033	EUR	120	130
Canada 0.75% 10/1/2024	CAD	1,125	808
Canada 2.25% 6/1/2025		1,400	1,014
Canada 0.25% 3/1/2026		246	167
Canada 3.50% 3/1/2028		1,009	756
Chile (Republic of) 5.80% 6/1/2024	CLP	190,000	234

American Funds Insurance Series	147

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Chile (Republic of) 4.70% 9/1/2030	CLP	150,000	$181
China (People’s Republic of), Series INBK, 2.64% 1/15/2028	CNY	9,650	1,341
China (People’s Republic of), Series INBK, 2.88% 2/25/2033		12,290	1,721
China (People’s Republic of), Series INBK, 3.81% 9/14/2050		5,890	917
China (People’s Republic of), Series INBK, 3.12% 10/25/2052		3,960	553
China Development Bank Corp., Series 2008, 2.89% 6/22/2025		3,240	451
China Development Bank Corp., Series 2004, 3.43% 1/14/2027		1,060	150
China Development Bank Corp., Series 2009, 3.39% 7/10/2027		8,580	1,215
China Development Bank Corp., Series 1805, 4.88% 2/9/2028		2,040	308
Colombia (Republic of), Series B, 5.75% 11/3/2027	COP	2,331,300	481
Colombia (Republic of), Series B, 7.00% 3/26/2031		4,543,300	919
Colombia (Republic of), Series B, 13.25% 2/9/2033		1,202,000	338
European Investment Bank 0.375% 9/15/2027	EUR	110	107
European Investment Bank 0.25% 1/20/2032		860	744
European Union 0% 7/6/2026		100	99
European Union 0.25% 10/22/2026		50	50
French Republic O.A.T. 0.75% 2/25/2028		640	633
French Republic O.A.T. 0% 11/25/2030		1,320	1,171
French Republic O.A.T. 0% 5/25/2032		650	551
French Republic O.A.T. 2.00% 11/25/2032		610	617
French Republic O.A.T. 3.25% 5/25/2045		160	175
Germany (Federal Republic of) 2.50% 3/13/2025		845	911
Germany (Federal Republic of) 0% 4/16/2027		950	937
Germany (Federal Republic of) 0% 8/15/2031		1,110	1,002
Germany (Federal Republic of) 0% 2/15/2032		540	482
Germany (Federal Republic of) 1.70% 8/15/2032		674	696
Germany (Federal Republic of) 1.00% 5/15/2038		280	249
Germany (Federal Republic of) 0% 8/15/2050		130	76
Germany (Federal Republic of) 0% 8/15/2052		20	11
Greece (Hellenic Republic of) 3.45% 4/2/2024		110	120
Greece (Hellenic Republic of) 3.375% 2/15/2025		50	55
Greece (Hellenic Republic of) 3.875% 6/15/2028		640	711
Greece (Hellenic Republic of) 1.50% 6/18/2030		190	180
Greece (Hellenic Republic of) 1.75% 6/18/2032		790	740
Greece (Hellenic Republic of) 4.25% 6/15/2033		535	612
Greece (Hellenic Republic of) 1.875% 1/24/2052		636	442
India (Republic of) 5.22% 6/15/2025	INR	12,720	150
India (Republic of) 5.15% 11/9/2025		8,000	94
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	IDR	1,165,000	78
Indonesia (Republic of), Series 95, 6.375% 8/15/2028		1,767,000	120
Indonesia (Republic of), Series 71, 9.00% 3/15/2029		1,201,000	92
Indonesia (Republic of), Series 78, 8.25% 5/15/2029		3,301,000	243
Indonesia (Republic of), Series 82, 7.00% 9/15/2030		1,201,000	83
Indonesia (Republic of), Series 87, 6.50% 2/15/2031		1,253,000	84
Ireland (Republic of) 3.00% 10/18/2043	EUR	150	161
Israel (State of) 2.875% 1/29/2024		200	217
Israel (State of) 1.50% 1/18/2027		100	101
Israel (State of) 4.50% 1/17/2033	USD	200	197
Italy (Republic of) 1.35% 4/1/2030	EUR	550	514
Italy (Republic of) 4.40% 5/1/2033		1,030	1,163
Japan, Series 17, 0.10% 9/10/2023[5]	JPY	11,040	77
Japan, Series 18, 0.10% 3/10/2024[5]		21,940	155
Japan, Series 19, 0.10% 9/10/2024[5]		32,040	228
Japan, Series 150, 0.005% 12/20/2026		84,950	590
Japan, Series 22, 0.10% 3/10/2027[5]		26,797	197
Japan, Series 346, 0.10% 3/20/2027		134,150	935
Japan, Series 363, 0.10% 6/20/2031		56,000	383
Japan, Series 365, 0.10% 12/20/2031		317,600	2,164
Japan, Series 145, 1.70% 6/20/2033		59,800	466
Japan, Series 152, 1.20% 3/20/2035		264,400	1,967
Japan, Series 179, 0.50% 12/20/2041		71,600	459

148	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Japan, Series 42, 1.70% 3/20/2044	JPY	50,150	$391
Japan, Series 37, 0.60% 6/20/2050		26,950	160
Japan, Series 74, 1.00% 3/20/2052		178,400	1,163
Japan, Series 76, 1.40% 9/20/2052		80,350	578
KfW 1.125% 7/4/2025	GBP	95	110
Malaysia (Federation of), Series 0119, 3.906% 7/15/2026	MYR	1,380	299
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029		620	134
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040		270	55
Morocco (Kingdom of) 3.50% 6/19/2024	EUR	100	108
Morocco (Kingdom of) 1.50% 11/27/2031		100	81
Netherlands (Kingdom of the) 5.50% 1/15/2028		100	121
Nova Scotia (Province of) 3.15% 12/1/2051	CAD	170	108
Peru (Republic of) 2.392% 1/23/2026	USD	90	84
Peru (Republic of) 6.15% 8/12/2032	PEN	925	244
Philippines (Republic of) 0.001% 4/12/2024	JPY	100,000	690
Philippines (Republic of) 0.25% 4/28/2025	EUR	100	102
Philippines (Republic of) 1.648% 6/10/2031	USD	200	158
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN	410	86
Portuguese Republic 0.475% 10/18/2030	EUR	230	210
Portuguese Republic 3.50% 6/18/2038		230	251
Romania 2.125% 3/7/2028		130	124
Romania 2.00% 4/14/2033		200	155
Romania 3.375% 2/8/2038		80	63
Romania 4.625% 4/3/2049		39	33
Romania 3.375% 1/28/2050		73	50
Russian Federation 4.25% 6/23/2027[6]	USD	200	82
Russian Federation 4.375% 3/21/2029[6]		200	84
Russian Federation 6.90% 5/23/2029[6,7]	RUB	28,250	19
Russian Federation 5.90% 3/12/2031[6]		5,620	21
Russian Federation 7.70% 3/23/2033[6]		23,030	86
Russian Federation 7.25% 5/10/2034[6]		8,140	31
Serbia (Republic of) 3.125% 5/15/2027	EUR	385	378
Serbia (Republic of) 2.05% 9/23/2036		185	124
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR	3,000	141
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035		4,234	184
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW	348,590	251
South Korea (Republic of), Series 3212, 4.25% 12/10/2032		1,459,910	1,156
Spain (Kingdom of) 0% 1/31/2027	EUR	335	325
Spain (Kingdom of) 0.80% 7/30/2027		490	485
Spain (Kingdom of) 0.50% 10/31/2031		165	144
Spain (Kingdom of) 3.15% 4/30/2033		317	339
Spain (Kingdom of) 3.55% 10/31/2033		70	77
Tunisia (Republic of) 6.75% 10/31/2023		260	264
Ukraine 6.876% 5/21/2031[4,6]	USD	250	58
Ukraine 6.876% 5/21/2031[6]		200	46
United Kingdom 2.75% 9/7/2024	GBP	50	62
United Kingdom 1.25% 7/22/2027		410	452
United Kingdom 0.375% 10/22/2030		490	467
United Kingdom 0.25% 7/31/2031		160	147
United Kingdom 1.00% 1/31/2032		920	889
United Kingdom 4.25% 6/7/2032		1,165	1,472
United Kingdom 3.25% 1/22/2044		174	184
United Kingdom 1.25% 7/31/2051		413	260
United Mexican States, Series M, 5.75% 3/5/2026	MXN	12,150	650
United Mexican States, Series M, 7.50% 6/3/2027		7,285	405
United Mexican States, Series M, 7.75% 5/29/2031		5,000	276
United Mexican States, Series M, 7.50% 5/26/2033		3,500	188

American Funds Insurance Series	149

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
United Mexican States, Series M, 7.75% 11/23/2034	MXN	6,500	$355
United Mexican States, Series M, 8.00% 11/7/2047		5,120	274
United Mexican States, Series M, 8.00% 7/31/2053		21,380	1,134
			58,298

Corporate bonds, notes & loans 5.56%
Financials 1.92%
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[8]	EUR	200	173
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[4,8]	USD	200	203
Banco de Sabadell, SA 2.625% 3/24/2026 (5-year EUR Mid-Swap + 2.20% on 3/24/2025)[8]	EUR	100	104
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[8]		200	214
Bank of America Corp. 0.976% 4/22/2025 (USD-SOFR + 0.69% on 4/22/2024)[8]	USD	200	192
Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[8]		500	458
Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[8]		160	143
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[8]		236	217
Bank of America Corp. 2.496% 2/13/2031 (3-month USD CME Term SOFR + 1.252% on 2/13/2030)[8]		20	17
Barclays PLC 5.304% 8/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[8]		475	463
BPCE 5.70% 10/22/2023[4]		200	199
BPCE 4.50% 1/13/2033	EUR	100	110
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[4,8]	USD	200	200
Chubb INA Holdings, Inc. 3.35% 5/3/2026		10	10
Chubb INA Holdings, Inc. 4.35% 11/3/2045		20	18
Citigroup, Inc. 0.981% 5/1/2025 (USD-SOFR + 0.669% on 5/1/2024)[8]		103	99
Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)[8]		175	167
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[8]		110	101
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[8]		29	28
Commonwealth Bank of Australia 2.688% 3/11/2031[4]		225	177
Corebridge Financial, Inc. 3.90% 4/5/2032		59	51
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[8]		160	138
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[8]	EUR	200	173
Deutsche Bank AG 4.00% 6/24/2032 (3-month EUR-EURIBOR + 3.30% on 6/24/2027)[8]		100	96
Goldman Sachs Group, Inc. 1.00% 3/18/2033[9]		210	171
Goldman Sachs Group, Inc. 4.017% 10/31/2038 (3-month USD CME Term SOFR + 1.635% on 10/31/2037)[8]	USD	78	66
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[8]		200	192
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[8]	EUR	100	115
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[8]	USD	186	167
JPMorgan Chase & Co. 4.493% 3/24/2031 (USD-SOFR + 3.79% on 3/24/2030)[8]		160	154
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[8]		425	429
Mastercard, Inc. 2.00% 11/18/2031		102	84
Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[8]		200	178
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[8]		126	113
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[8]		72	61
Morgan Stanley 2.95% 5/7/2032 (3-month EUR-EURIBOR + 1.245% on 5/7/2031)[8]	EUR	280	276
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[8]		175	152
New York Life Insurance Company 3.75% 5/15/2050[4]	USD	23	18
Nordea Bank ABP 3.60% 6/6/2025[4]		200	192
Royal Bank of Canada 1.20% 4/27/2026		175	156
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[4,8]		450	440

150	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[8]	USD	210	$196
Wells Fargo & Company 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[8]		400	357
Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[8]		100	88
			7,356
Utilities 0.81%
Alabama Power Co. 3.00% 3/15/2052		250	169
CMS Energy Corp. 3.00% 5/15/2026		80	75
Consumers Energy Co. 3.60% 8/15/2032		250	226
Duke Energy Progress, LLC 3.70% 9/1/2028		75	71
E.ON SE 1.625% 3/29/2031	EUR	240	227
Edison International 4.125% 3/15/2028	USD	160	149
Electricité de France SA 6.25% 5/23/2033[4]		200	203
Enel Américas SA 4.00% 10/25/2026		35	34
Enel Finance International NV 1.875% 7/12/2028[4]		200	168
Entergy Louisiana, LLC 4.75% 9/15/2052		100	92
Exelon Corp. 3.40% 4/15/2026		150	143
Interstate Power and Light Co. 2.30% 6/1/2030		50	42
NextEra Energy Capital Holdings, Inc. 2.75% 11/1/2029		232	201
Niagara Mohawk Power Corp. 3.508% 10/1/2024[4]		85	82
Pacific Gas and Electric Co. 2.95% 3/1/2026		25	23
Pacific Gas and Electric Co. 2.10% 8/1/2027		100	85
Pacific Gas and Electric Co. 3.00% 6/15/2028		140	121
Pacific Gas and Electric Co. 4.65% 8/1/2028		114	106
Pacific Gas and Electric Co. 4.55% 7/1/2030		31	28
Pacific Gas and Electric Co. 2.50% 2/1/2031		600	470
Pacific Gas and Electric Co. 3.25% 6/1/2031		50	41
Pacific Gas and Electric Co. 3.50% 8/1/2050		137	87
The Cleveland Electric Illuminating Co. 3.50% 4/1/2028[4]		35	32
Xcel Energy, Inc. 3.35% 12/1/2026		216	203
			3,078

Health care 0.58%
Amgen, Inc. 1.90% 2/21/2025		40	38
Amgen, Inc. 2.20% 2/21/2027		30	27
Amgen, Inc. 4.20% 3/1/2033		280	262
Amgen, Inc. 5.25% 3/2/2033		183	183
Amgen, Inc. 5.65% 3/2/2053		171	173
AstraZeneca Finance, LLC 2.25% 5/28/2031		69	58
AstraZeneca PLC 3.50% 8/17/2023		150	150
Becton, Dickinson and Company 3.734% 12/15/2024		10	10
Becton, Dickinson and Company 3.70% 6/6/2027		43	41
Becton, Dickinson and Company 4.298% 8/22/2032		320	304
EMD Finance, LLC 3.25% 3/19/2025[4]		250	240
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		197	196
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		21	22
Stryker Corp. 0.75% 3/1/2029	EUR	210	194
Takeda Pharmaceutical Co., Ltd. 2.25% 11/21/2026		100	103
The Cigna Group 4.125% 11/15/2025	USD	80	78
UnitedHealth Group, Inc. 4.00% 5/15/2029		135	129
			2,208

Communication services 0.55%
América Móvil, SAB de CV 9.50% 1/27/2031	MXN	6,640	384
AT&T, Inc. 2.75% 6/1/2031	USD	375	317
AT&T, Inc. 2.55% 12/1/2033		64	50
AT&T, Inc. 4.30% 11/18/2034	EUR	100	109
Comcast Corp. 0% 9/14/2026		100	96
Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD	45	57
Netflix, Inc. 3.875% 11/15/2029[9]	EUR	200	213

American Funds Insurance Series	151

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Orange 9.00% 3/1/2031[8]	USD	65	$80
T-Mobile USA, Inc. 2.05% 2/15/2028		200	174
Verizon Communications, Inc. 0.375% 3/22/2029	EUR	140	126
Verizon Communications, Inc. 2.55% 3/21/2031	USD	325	271
Verizon Communications, Inc. 0.75% 3/22/2032	EUR	100	84
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	USD	168	142
			2,103

Consumer discretionary 0.45%
Amazon.com, Inc. 2.80% 8/22/2024		45	44
BMW US Capital, LLC 3.90% 4/9/2025[4]		70	68
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[4]		150	142
General Motors Financial Co., Inc. 2.40% 4/10/2028		150	129
Hyundai Capital America 1.50% 6/15/2026[4]		250	222
Hyundai Capital America 2.375% 10/15/2027[4]		109	95
Hyundai Capital America 5.60% 3/30/2028[4]		150	149
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[4]		159	169
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[4]		185	173
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[4]		70	74
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[4]		59	63
Stellantis Finance US, Inc. 5.625% 1/12/2028[4]		200	202
Stellantis Finance US, Inc. 2.691% 9/15/2031[4]		200	160
Toyota Motor Credit Corp. 3.375% 4/1/2030		33	30
			1,720

Energy 0.40%
Canadian Natural Resources, Ltd. 2.95% 7/15/2030		161	138
Ecopetrol SA 6.875% 4/29/2030		160	146
Equinor ASA 3.70% 3/1/2024		50	49
Halliburton Co. 3.80% 11/15/2025		2	2
Kinder Morgan, Inc. 4.30% 6/1/2025		165	161
Petroleos Mexicanos 7.19% 9/12/2024	MXN	5,236	284
Petroleos Mexicanos 6.875% 8/4/2026	USD	465	435
Qatar Energy 3.125% 7/12/2041[4]		270	207
TransCanada Trust 5.875% 8/15/2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[8]		110	104
			1,526

Information technology 0.35%
Apple, Inc. 3.35% 8/8/2032		580	541
Broadcom, Inc. 4.00% 4/15/2029[4]		21	19
Broadcom, Inc. 4.15% 11/15/2030		70	64
Broadcom, Inc. 3.419% 4/15/2033[4]		53	44
Broadcom, Inc. 3.137% 11/15/2035[4]		15	12
Lenovo Group, Ltd. 5.875% 4/24/2025		269	268
Microsoft Corp. 2.40% 8/8/2026		187	176
Oracle Corp. 2.65% 7/15/2026		216	200
			1,324

Consumer staples 0.20%
Altria Group, Inc. 2.20% 6/15/2027	EUR	270	274
Anheuser-Busch InBev Worldwide, Inc. 4.00% 4/13/2028	USD	100	97
BAT Capital Corp. 3.215% 9/6/2026		62	57
BAT Capital Corp. 4.70% 4/2/2027		67	65
BAT Capital Corp. 3.557% 8/15/2027		105	96
BAT Capital Corp. 3.462% 9/6/2029		75	65
Philip Morris International, Inc. 5.75% 11/17/2032		110	113
			767

152	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials 0.16%
Canadian Pacific Railway Co. 3.10% 12/2/2051	USD	164	$117
Carrier Global Corp. 2.242% 2/15/2025		6	6
Carrier Global Corp. 2.493% 2/15/2027		7	6
CSX Corp. 3.80% 4/15/2050		6	5
CSX Corp. 2.50% 5/15/2051		75	48
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[4]		92	89
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[4]		200	187
Raytheon Technologies Corp. 4.125% 11/16/2028		170	164
			622

Real estate 0.11%
American Tower Corp. 0.875% 5/21/2029	EUR	130	116
Equinix, Inc. 2.15% 7/15/2030	USD	176	142
Essex Portfolio, LP 3.50% 4/1/2025		120	115
Essex Portfolio, LP 3.375% 4/15/2026		40	38
			411

Materials 0.03%
Celanese US Holdings, LLC 6.379% 7/15/2032		50	50
Vale Overseas, Ltd. 3.75% 7/8/2030		94	83
			133

Total corporate bonds, notes & loans			21,248

U.S. Treasury bonds & notes 4.78%
U.S. Treasury 4.31%
U.S. Treasury 1.50% 2/29/2024		627	612
U.S. Treasury 2.50% 4/30/2024		890	869
U.S. Treasury 3.25% 8/31/2024		641	626
U.S. Treasury 4.25% 9/30/2024		1,196	1,180
U.S. Treasury 1.75% 3/15/2025		98	93
U.S. Treasury 3.00% 7/15/2025		966	931
U.S. Treasury 3.125% 8/15/2025		18	17
U.S. Treasury 4.50% 11/15/2025		178	177
U.S. Treasury 0.375% 11/30/2025		50	45
U.S. Treasury 3.75% 4/15/2026		76	74
U.S. Treasury 2.25% 2/15/2027		278	258
U.S. Treasury 1.875% 2/28/2027		4,896	4,488
U.S. Treasury 2.75% 4/30/2027		450	425
U.S. Treasury 2.75% 7/31/2027		46	43
U.S. Treasury 4.125% 9/30/2027		268	267
U.S. Treasury 4.125% 10/31/2027		357	355
U.S. Treasury 3.625% 5/31/2028		525	514
U.S. Treasury 0.625% 8/15/2030		130	104
U.S. Treasury 1.375% 11/15/2031		780	642
U.S. Treasury 1.875% 2/15/2032		343	294
U.S. Treasury 2.875% 5/15/2032		300	278
U.S. Treasury 2.75% 8/15/2032		203	186
U.S. Treasury 3.50% 2/15/2033		100	97
U.S. Treasury 3.375% 5/15/2033		215	208
U.S. Treasury 1.875% 2/15/2041[10]		920	668
U.S. Treasury 2.25% 5/15/2041		525	404
U.S. Treasury 4.00% 11/15/2042		305	303
U.S. Treasury 3.875% 5/15/2043		175	171
U.S. Treasury 2.875% 11/15/2046		400	330
U.S. Treasury 1.25% 5/15/2050		630	354
U.S. Treasury 2.375% 5/15/2051[10]		490	364
U.S. Treasury 2.00% 8/15/2051[10]		560	381

American Funds Insurance Series	153

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.875% 11/15/2051[10]	USD	686	$452
U.S. Treasury 2.25% 2/15/2052		180	130
U.S. Treasury 3.625% 2/15/2053		134	129
			16,469

U.S. Treasury inflation-protected securities 0.47%
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[5]		786	763
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[5]		527	508
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[5]		349	328
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[5]		253	218
			1,817

Total U.S. Treasury bonds & notes			18,286

Mortgage-backed obligations 4.30%
Federal agency mortgage-backed obligations 3.80%
Fannie Mae Pool #MA5071 5.00% 7/1/2053[11]		28	28
Freddie Mac Pool #RB5071 2.00% 9/1/2040[11]		778	667
Freddie Mac Pool #SD8276 5.00% 12/1/2052[11]		490	480
Freddie Mac Pool #SD8341 5.00% 7/1/2053[11]		17	17
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[11]		580	551
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[11]		314	268
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[11]		113	96
Uniform Mortgage-Backed Security 2.00% 7/1/2053[11,12]		800	653
Uniform Mortgage-Backed Security 2.50% 7/1/2053[11,12]		1,374	1,165
Uniform Mortgage-Backed Security 3.50% 7/1/2053[11,12]		2,210	2,014
Uniform Mortgage-Backed Security 4.00% 7/1/2053[11,12]		1,049	985
Uniform Mortgage-Backed Security 4.50% 7/1/2053[11,12]		2,525	2,428
Uniform Mortgage-Backed Security 5.00% 7/1/2053[11,12]		2,391	2,343
Uniform Mortgage-Backed Security 6.00% 7/1/2053[11,12]		1,700	1,715
Uniform Mortgage-Backed Security 2.50% 8/1/2053[11,12]		1,300	1,104
			14,514

Other mortgage-backed securities 0.25%
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2037[11]	DKK	485	62
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040[11]		1,244	154
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[11]		5,700	630
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2050[11]		483	48
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050[11]		579	61
Realkredit Danmark AS 1.00% 10/1/2053[11]		191	20
			975

Commercial mortgage-backed securities 0.13%
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.893% 9/15/2036[4,11,13]	USD	150	145
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 6.092% 10/15/2036[4,11,13]		110	107
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[4,11,13]		135	135
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[4,11,13]		100	102
			489

154	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) 0.12%
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.367% 5/25/2043[4,11,13]	USD	215	$216
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.967% 6/25/2043[4,11,13]		127	127
Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[4,11]		108	106
			449

Total mortgage-backed obligations			16,427

Asset-backed obligations 0.46%
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[4,11]		26	25
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 6.216% 12/18/2025[11,13]		115	116
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[4,11]		125	122
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[4,11]		148	148
CarMax Auto Owner Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.77%) 5.837% 9/15/2025[11,13]		78	78
Ford Credit Auto Owner Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.667% 2/15/2025[11,13]		55	55
GM Financial Automobile Leasing Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.71%) 5.776% 10/21/2024[11,13]		63	63
GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.667% 9/16/2025[11,13]		80	80
Hyundai Auto Receivables Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.58%) 5.647% 5/15/2025[11,13]		79	79
Nissan Auto Lease Trust, Series 2021-A, Class A3, 0.52% 8/15/2024[11]		152	151
Nissan Auto Lease Trust, Series 2022-A, Class A2B, (30-day Average USD-SOFR + 0.68%) 5.747% 8/15/2024[11,13]		145	145
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[4,11]		67	67
Santander Drive Auto Receivables Trust, Series 2022-4, Class A2, 4.05% 7/15/2025[11]		39	39
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, (30-day Average USD-SOFR + 0.57%) 5.637% 8/15/2025[11,13]		31	31
Verizon Master Trust, Series 2022-3, Class A, 3.01% 5/20/2027 (3.76% on 11/20/2023)[8,11]		250	247
Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02% 10/21/2024[11]		92	91
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 8/15/2025[4,11]		93	92
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[4,11]		113	113
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[4,11]		19	19
			1,761

Federal agency bonds & notes 0.07%
Korea Development Bank 4.375% 2/15/2033		270	263

Municipals 0.03%
Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048		100	73

Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		80	59

Total municipals			132

Total bonds, notes & other debt instruments (cost: $125,939,000)			116,415

American Funds Insurance Series	155

American Funds Global Balanced Fund (continued)

Short-term securities 8.80%		Shares		Value (000)
Money market investments 8.21%
Capital Group Central Cash Fund 5.15%[3,14]			314,104	$31,413

	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.42%
Japan Treasury 2/20/2024	(0.103)%	JPY	230,900	1,602

			Shares
Money market investments purchased with collateral from securities on loan 0.17%
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[14,15]			320,400	321
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[14,15]			320,399	320
				641

Total short-term securities (cost: $33,772,000)				33,656
Total investment securities 102.95% (cost: $360,338,000)				393,624
Other assets less liabilities (2.95)%				(11,270)

Net assets 100.00%				$382,354

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	38	September 2023	USD7,727	$(50)
5 Year Euro-Bobl Futures	Long	19	September 2023	2,399	(37)
5 Year U.S. Treasury Note Futures	Long	76	September 2023	8,139	(129)
10 Year Italy Government Bond Futures	Long	6	September 2023	760	(3)
10 Year Euro-Bund Futures	Short	7	September 2023	(1,022)	9
10 Year Japanese Government Bond Futures	Short	6	September 2023	(6,177)	(23)
10 Year Australian Treasury Bond Futures	Long	4	September 2023	310	(1)
10 Year U.S. Treasury Note Futures	Short	17	September 2023	(1,908)	28
10 Year Ultra U.S. Treasury Note Futures	Short	33	September 2023	(3,908)	37
10 Year UK Gilt Futures	Long	4	September 2023	484	(1)
20 Year U.S. Treasury Bond Futures	Long	23	September 2023	2,919	(3)
30 Year Euro-Buxl Futures	Long	1	September 2023	152	2
30 Year Ultra U.S. Treasury Bond Futures	Short	5	September 2023	(681)	— [16]
					$(171)

156	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2023 (000)
GBP	140	USD	176	Bank of New York Mellon	7/3/2023	$1
ZAR	6,000	USD	318	UBS AG	7/3/2023	— [16]
USD	174	GBP	140	Goldman Sachs	7/3/2023	(3)
USD	308	ZAR	6,000	UBS AG	7/3/2023	(11)
USD	2,906	JPY	400,500	Standard Chartered Bank	7/7/2023	128
EUR	810	USD	872	Morgan Stanley	7/7/2023	12
EUR	1,000	USD	1,081	Standard Chartered Bank	7/7/2023	10
USD	240	EUR	220	Standard Chartered Bank	7/7/2023	(1)
AUD	750	USD	516	Standard Chartered Bank	7/7/2023	(16)
AUD	1,050	USD	723	Bank of America	7/7/2023	(23)
USD	1,174	AUD	1,800	HSBC Bank	7/7/2023	(25)
EUR	1,230	USD	1,323	Morgan Stanley	7/10/2023	19
MXN	14,500	USD	844	Bank of America	7/10/2023	2
EUR	100	USD	110	Bank of America	7/10/2023	— [16]
AUD	45	USD	31	Standard Chartered Bank	7/10/2023	(1)
USD	626	AUD	950	JPMorgan Chase	7/10/2023	(7)
JPY	57,410	USD	414	Morgan Stanley	7/10/2023	(16)
USD	824	MXN	14,500	Morgan Stanley	7/10/2023	(21)
GBP	180	USD	223	Morgan Stanley	7/11/2023	5
USD	239	CAD	320	Citibank	7/11/2023	(3)
CAD	1,270	USD	951	Bank of America	7/12/2023	8
USD	97	CAD	130	Morgan Stanley	7/12/2023	(1)
USD	505	MXN	8,853	Morgan Stanley	7/12/2023	(11)
THB	38,000	USD	1,099	Citibank	7/14/2023	(22)
PLN	3,110	USD	748	HSBC Bank	7/17/2023	17
USD	497	KRW	637,850	HSBC Bank	7/17/2023	12
EUR	600	USD	651	BNP Paribas	7/17/2023	4
BRL	700	USD	145	Goldman Sachs	7/17/2023	1
USD	15	CNH	110	Citibank	7/17/2023	— [16]
COP	922,000	USD	219	BNP Paribas	7/17/2023	— [16]
USD	167	COP	700,000	BNP Paribas	7/17/2023	— [16]
EUR	396	DKK	2,950	Bank of America	7/17/2023	— [16]
USD	197	NZD	320	Morgan Stanley	7/17/2023	— [16]
IDR	2,940,160	USD	197	JPMorgan Chase	7/17/2023	(1)
SEK	1,270	USD	118	BNP Paribas	7/17/2023	(1)
USD	548	COP	2,313,140	Morgan Stanley	7/17/2023	(3)
NZD	470	USD	293	JPMorgan Chase	7/17/2023	(4)
USD	487	BRL	2,395	Citibank	7/17/2023	(12)
CNH	12,060	USD	1,690	Citibank	7/17/2023	(29)
JPY	664,730	USD	4,788	Morgan Stanley	7/18/2023	(167)
EUR	170	USD	185	Standard Chartered Bank	7/20/2023	1
EUR	605	USD	666	Goldman Sachs	7/20/2023	(5)
THB	26,000	USD	740	Morgan Stanley	7/24/2023	(3)
EUR	1,895	USD	2,080	Morgan Stanley	7/24/2023	(9)
USD	578	CAD	760	Bank of America	7/25/2023	4
USD	187	MXN	3,200	Bank of America	7/25/2023	1
MXN	4,800	USD	280	HSBC Bank	7/25/2023	(1)
USD	748	MXN	12,910	Morgan Stanley	7/25/2023	(2)
JPY	139,869	USD	986	Bank of America	7/25/2023	(13)
CNH	9,100	USD	1,264	Barclays Bank PLC	7/27/2023	(10)
USD	318	ZAR	6,000	UBS AG	7/28/2023	— [16]
USD	176	GBP	140	Bank of New York Mellon	7/28/2023	(1)
USD	58	BRL	280	Citibank	8/4/2023	— [16]
USD	590	BRL	2,860	JPMorgan Chase	10/2/2023	3
USD	334	BRL	1,619	Citibank	10/2/2023	2
USD	436	BRL	2,280	Citibank	1/2/2024	(27)

American Funds Insurance Series	157

American Funds Global Balanced Fund (continued)

Forward currency contracts (continued)

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2023 (000)
USD	953	BRL	5,254	Citibank	1/2/2024	$(114)
USD	1,823	JPY	230,900	HSBC Bank	2/16/2024	161
JPY	230,900	USD	1,808	HSBC Bank	2/16/2024	(145)
USD	1,809	JPY	230,900	HSBC Bank	2/20/2024	146
						$(171)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2023 (000)	paid (000)	at 6/30/2023 (000)
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD	375	$ (1)	$—	$(1)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023		3,197	(12)	—	(12)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023		1,178	(5)	—	(5)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023		2,945	(13)	—	(13)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023		486	(2)	—	(2)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023		486	(2)	—	(2)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023		533	(3)	—	(3)
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023		1,001	(6)	—	(6)
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023		1,000	(6)	—	(6)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023		1,019	(6)	—	(6)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023		1,023	(7)	—	(7)
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023		904	(7)	—	(7)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023		1,031	(8)	—	(8)
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023		1,029	(8)	—	(8)
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023		1,029	(8)	—	(8)
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023		1,144	(9)	—	(9)
3.7697%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/6/2023		5,500	(23)	—	(23)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023		1,463	(11)	—	(11)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023		1,463	(11)	—	(11)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023		123	(1)	—	(1)
3.79165%	Annual	SOFR	Annual	1/13/2026	USD	6,240	(114)	—	(114)
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN	2,000	(7)	—	(7)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026		2,600	(9)	—	(9)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026		3,200	(11)	—	(11)
6.6175%	28-day	28-day MXN-TIIE	28-day	6/25/2026		8,600	(31)	—	(31)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026		8,900	(32)	—	(32)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026		11,300	(41)	—	(41)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026		2,500	(5)	—	(5)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026		3,701	(7)	—	(7)
7.66%	28-day	28-day MXN-TIIE	28-day	10/29/2026		6,100	(12)	—	(12)
7.64%	28-day	28-day MXN-TIIE	28-day	10/29/2026		6,000	(12)	—	(12)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026		7,639	(16)	—	(16)
9.07%	28-day	28-day MXN-TIIE	28-day	4/28/2027		20,400	18	—	18
4.96048%	Annual	SONIA	Annual	6/21/2028	GBP	850	(6)	—	(6)
4.98038%	Annual	SONIA	Annual	6/21/2028		1,715	(10)	—	(10)
SOFR	Annual	3.29015%	Annual	1/13/2030	USD	2,870	75	—	75

158	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional	Value at		Upfront premium	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2023 (000)		paid (000)	at 6/30/2023 (000)
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP 460	$1		$—	$1
SONIA	Annual	4.36738%	Annual	6/21/2033	930	—	[16]	—	—	[16]
						$(368)		$—	$(368)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2023 (000)		Upfront premium received (000)		Unrealized depreciation at 6/30/2023 (000)
CDX.NA.HY.40	5.00%	Quarterly	6/20/2028	USD 30	$—	[16]	$—	[16]	$—	[16]

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	[17]	Value at 6/30/2023 (000)	[18]	Upfront premium paid (000)	Unrealized appreciation at 6/30/2023 (000)
1.00%	Quarterly	CDX.NA.IG.40	6/20/2028	USD 1,365		$20		$6	$14

American Funds Insurance Series	159

American Funds Global Balanced Fund (continued)

Investments in affiliates[3]

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Investment funds 1.39%
Capital Group Central Corporate Bond Fund	$5,532	$102	$412	$(19)	$105	$5,308	$102
Short-term securities 8.21%
Money market investments 8.21%
Capital Group Central Cash Fund 5.15%[14]	3,928	66,804	39,323	— [16]	4	31,413	535
Total 9.60%				$(19)	$109	$36,721	$637

Restricted securities[9]

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Netflix, Inc. 3.875% 11/15/2029	7/11/2022-7/12/2022	$192	$213	.06%
Goldman Sachs Group, Inc. 1.00% 3/18/2033	5/19/2021	252	171	.04
Total		$444	$384	.10%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $697,000, which represented .18% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[4]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,084,000, which represented 1.59% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Value determined using significant unobservable inputs.
[8]	Step bond; coupon rate may change at a later date.
[9]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $384,000, which represented .10% of the net assets of the fund.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $593,000, which represented .16% of the net assets of the fund.
[11]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[12]	Purchased on a TBA basis.
[13]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[14]	Rate represents the seven-day yield at 6/30/2023.
[15]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[16]	Amount less than one thousand.
[17]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[18]	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

160	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Key to abbreviations

ADR = American Depositary Receipts

Assn. = Association

AUD = Australian dollars

BBR = Bank Base Rate

BRL = Brazilian reais

CAD = Canadian dollars

CDI = CREST Depository Interest

CLP = Chilean pesos

CME = CME Group

CNH = Chinese yuan renminbi

CNY = Chinese yuan

COP = Colombian pesos

DKK = Danish kroner

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

FRA = Forward Rate Agreement

GBP = British pounds

IDR = Indonesian rupiah

INR = Indian rupees

JPY = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NZD = New Zealand dollars

PEN = Peruvian nuevos soles

PLN = Polish zloty

Ref. = Refunding

REIT = Real Estate Investment Trust

Rev. = Revenue

RUB = Russian rubles

SEK = Swedish kronor

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

TBA = To be announced

THB = Thai baht

TIIE = Equilibrium Interbank Interest Rate

USD = U.S. dollars

ZAR = South African rand

Refer to the notes to financial statements.

American Funds Insurance Series	161

The Bond Fund of America

Investment portfolio June 30, 2023	unaudited

Bonds, notes & other debt instruments 95.51%	Principal amount (000)		Value (000)
Corporate bonds, notes & loans 33.90%
Financials 10.66%
AerCap Ireland Capital DAC 1.15% 10/29/2023	USD	3,130	$3,080
AerCap Ireland Capital DAC 1.65% 10/29/2024		5,996	5,637
AerCap Ireland Capital DAC 6.50% 7/15/2025		1,798	1,808
AerCap Ireland Capital DAC 1.75% 1/30/2026		2,841	2,552
AerCap Ireland Capital DAC 2.45% 10/29/2026		10,289	9,198
AerCap Ireland Capital DAC 5.75% 6/6/2028		4,065	4,036
AerCap Ireland Capital DAC 3.00% 10/29/2028		9,124	7,896
AerCap Ireland Capital DAC 3.30% 1/30/2032		9,395	7,691
AerCap Ireland Capital DAC 3.40% 10/29/2033		5,120	4,118
AerCap Ireland Capital DAC 3.85% 10/29/2041		1,254	954
Ally Financial, Inc. 5.125% 9/30/2024		1,500	1,472
Ally Financial, Inc. 8.00% 11/1/2031		6,872	7,103
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[1]		4,565	4,468
American International Group, Inc. 5.125% 3/27/2033		2,224	2,174
Aon Corp. 5.35% 2/28/2033		1,630	1,643
Arthur J. Gallagher & Co. 3.50% 5/20/2051		1,073	769
Banco Santander, SA 5.147% 8/18/2025		4,000	3,931
Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[1]		1,400	1,216
Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[1]		1,970	1,842
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[1]		2,818	2,776
Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[1]		6,289	5,618
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[1]		4,295	3,880
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[1]		2,635	2,532
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[1]		6,128	6,023
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[1]		1,502	1,545
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[1]		10,129	9,297
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[1]		9,480	9,382
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[1]		2,773	2,368
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[1]		21,177	16,770
Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031)[1]		2,653	2,200
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[1]		36,155	28,928
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032)[1]		4,089	3,410
Bank of America Corp. 4.571% 4/27/2033 (USD-SOFR + 1.83% on 4/27/2032)[1]		8,750	8,231
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[1]		4,985	4,879
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[1]		3,460	3,429
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[1,2]		4,850	4,820
Bank of Montreal 5.30% 6/5/2026		1,370	1,367
Barclays PLC 5.304% 8/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[1]		4,525	4,416
Barclays PLC 5.829% 5/9/2027 (USD-SOFR + 2.21% on 5/9/2026)[1]		2,085	2,058
Barclays PLC 6.224% 5/9/2034 (USD-SOFR + 2.98% on 5/9/2033)[1]		3,530	3,518
Block, Inc. 2.75% 6/1/2026		1,975	1,800
Block, Inc. 3.50% 6/1/2031		825	684
BNP Paribas SA 1.675% 6/30/2027 (USD-SOFR + 0.912% on 6/30/2026)[1,2]		6,633	5,852
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[1,2]		13,134	11,750
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]		3,594	2,997
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]		4,177	3,425
BPCE 5.70% 10/22/2023[2]		28,166	28,046
BPCE 5.15% 7/21/2024[2]		5,481	5,384
BPCE 1.625% 1/14/2025[2]		2,980	2,783
BPCE 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]		6,350	5,698
BPCE 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[1,2]		2,150	2,131
BPCE 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]		250	193
BPCE 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[1,2]		6,195	6,054
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,2]		3,650	3,645
Capital One Financial Corp. 1.343% 12/6/2024 (USD-SOFR + 0.69% on 12/6/2023)[1]		4,525	4,408
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[1]		2,430	2,356
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[1]		515	494

162	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Charles Schwab Corp. 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[1]	USD	2,445	$2,445
Charles Schwab Corp. 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[1]		1,776	1,804
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031		926	720
Chubb INA Holdings, Inc. 3.35% 5/3/2026		2,020	1,942
Chubb INA Holdings, Inc. 4.35% 11/3/2045		2,015	1,826
Citigroup, Inc. 4.60% 3/9/2026		1,800	1,744
Citigroup, Inc. 1.462% 6/9/2027 (USD-SOFR + 0.67% on 6/9/2026)[1]		6,304	5,601
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[1]		13,528	12,457
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[1]		20	16
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[1]		1,030	860
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[1]		4,030	3,563
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[1]		2,895	3,074
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[1]		140	141
Corebridge Financial, Inc. 3.50% 4/4/2025		1,439	1,372
Corebridge Financial, Inc. 3.65% 4/5/2027		3,913	3,657
Corebridge Financial, Inc. 3.85% 4/5/2029		5,794	5,219
Corebridge Financial, Inc. 3.90% 4/5/2032		5,959	5,186
Corebridge Financial, Inc. 4.35% 4/5/2042		361	292
Corebridge Financial, Inc. 4.40% 4/5/2052		1,352	1,065
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]		4,450	4,099
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[1,2]		2,450	2,172
Credit Suisse AG 7.50% 2/15/2028		2,445	2,600
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[1,2]		2,990	2,599
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,2]		2,975	2,780
Deutsche Bank AG 0.898% 5/28/2024		2,500	2,376
Deutsche Bank AG 3.70% 5/30/2024		5,150	5,002
Deutsche Bank AG 2.222% 9/18/2024 (USD-SOFR + 2.159% on 9/18/2023)[1]		10,475	10,343
Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[1]		3,673	3,504
Deutsche Bank AG 4.10% 1/13/2026		7,305	6,843
Deutsche Bank AG 4.10% 1/13/2026		857	809
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[1]		27,047	24,077
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]		4,851	4,172
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[1]		9,129	7,922
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[1]		7,998	8,016
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[1]		3,200	2,659
Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[1]		3,235	2,448
Discover Financial Services 6.70% 11/29/2032		754	777
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,2]		1,200	1,057
Five Corners Funding Trust III 5.791% 2/15/2033[2]		942	956
Five Corners Funding Trust IV 5.997% 2/15/2053[2]		360	366
Global Payments, Inc. 2.90% 11/15/2031		1,005	818
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[1]		3,030	2,709
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[1]		13,275	11,676
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[1]		13,961	12,424
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[1]		3,703	3,363
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[1]		5,534	5,197
Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[1]		5,114	4,948
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[1]		9,600	8,920
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[1]		260	212
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[1]		10,662	9,012
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[1]		3,160	2,235
Goldman Sachs Group, Inc. 5.30% junior subordinated perpetual bonds (3-month USD CME Term SOFR + 4.096% on 11/10/2026)[1]		1,750	1,693
HSBC Holdings PLC 2.251% 11/22/2027 (USD-SOFR + 1.10% on 11/22/2026)[1]		5,270	4,680
HSBC Holdings PLC 6.161% 3/9/2029 (USD-SOFR + 1.97% on 3/9/2028)[1]		1,565	1,580

American Funds Insurance Series	163

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[1]	USD	12,619	$10,569
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[1]		5,250	4,249
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[1]		4,463	3,602
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[1]		2,100	2,154
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[1]		1,600	1,660
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027		669	579
Huarong Finance 2017 Co., Ltd. 4.25% 11/7/2027		6,335	5,282
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 6.625% 2/24/2025[3]		397	374
Huarong Finance II Co., Ltd. 5.50% 1/16/2025		6,669	6,345
Huarong Finance II Co., Ltd. 5.00% 11/19/2025		480	443
Huarong Finance II Co., Ltd. 4.625% 6/3/2026		200	178
Huarong Finance II Co., Ltd. 4.875% 11/22/2026		2,106	1,865
Intercontinental Exchange, Inc. 4.35% 6/15/2029		8,710	8,530
Intercontinental Exchange, Inc. 4.60% 3/15/2033		4,601	4,468
Intercontinental Exchange, Inc. 4.95% 6/15/2052		5,327	5,073
Intesa Sanpaolo SpA 5.017% 6/26/2024[2]		68,143	66,030
Intesa Sanpaolo SpA 3.25% 9/23/2024[2]		770	739
Intesa Sanpaolo SpA 5.71% 1/15/2026[2]		15,400	14,671
Intesa Sanpaolo SpA 3.875% 7/14/2027[2]		6,250	5,639
Intesa Sanpaolo SpA 3.875% 1/12/2028[2]		1,986	1,775
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[1,2]		5,100	5,088
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[2]		2,060	1,781
JPMorgan Chase & Co. 0.969% 6/23/2025 (USD-SOFR + 0.58% on 6/23/2024)[1]		5,870	5,574
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[1]		11,105	10,403
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[1]		4,196	4,180
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[1]		4,353	3,912
JPMorgan Chase & Co. 1.47% 9/22/2027 (USD-SOFR + 0.765% on 9/22/2026)[1]		5,965	5,270
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[1]		9,282	8,529
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[1]		8,675	8,379
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[1]		10,282	10,151
JPMorgan Chase & Co. 3.509% 1/23/2029 (3-month USD CME Term SOFR + 1.207% on 1/23/2028)[1]		9,600	8,883
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028)[1]		2,453	2,106
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028)[1]		11,980	11,396
JPMorgan Chase & Co. 2.522% 4/22/2031 (USD-SOFR + 2.04% on 4/22/2030)[1]		1,991	1,685
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[1]		1,126	898
JPMorgan Chase & Co. 2.58% 4/22/2032 (USD-SOFR + 1.25% on 4/22/2031)[1]		4,802	3,990
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[1]		5,313	4,355
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[1]		553	466
JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)[1]		1,907	1,819
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[1]		7,726	7,553
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[1]		2,415	2,134
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[1,2]		1,375	1,367
Korea Exchange Bank 3.25% 3/30/2027[2]		1,315	1,232
Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[1]		2,675	2,520
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[1]		2,705	2,685
Marsh & McLennan Companies, Inc. 2.375% 12/15/2031		222	181
Marsh & McLennan Companies, Inc. 2.90% 12/15/2051		505	337
Marsh & McLennan Companies, Inc. 5.45% 3/15/2053		207	211
Mastercard, Inc. 4.875% 3/9/2028		169	171
Mastercard, Inc. 4.85% 3/9/2033		2,787	2,836
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[1,2]		1,405	1,474
MetLife, Inc. 3.60% 11/13/2025		3,490	3,355
Metropolitan Life Global Funding I 5.05% 1/6/2028[2]		855	852

164	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Metropolitan Life Global Funding I 5.15% 3/28/2033[2]	USD	832	$823
Mitsubishi UFJ Financial Group, Inc. 0.962% 10/11/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[1]		2,960	2,763
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[1]		6,200	5,476
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[1]		2,225	1,959
Mitsubishi UFJ Financial Group, Inc. 2.341% 1/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[1]		2,970	2,658
Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[1]		2,945	2,796
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028)[1]		1,430	1,423
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[1]		763	749
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[1]		4,615	4,074
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[1]		1,701	1,706
Mizuho Financial Group, Inc. 5.669% 9/13/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032)[1]		2,390	2,409
Morgan Stanley 0.791% 1/22/2025 (USD-SOFR + 0.509% on 1/22/2024)[1]		3,065	2,971
Morgan Stanley 2.72% 7/22/2025 (USD-SOFR + 1.152% on 7/22/2024)[1]		2,300	2,219
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[1]		8,508	7,541
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[1]		9,403	9,279
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[1]		21,869	21,618
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[1]		85	66
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[1]		28,887	22,971
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031)[1]		3,063	2,475
Morgan Stanley 6.342% 10/18/2033 (USD-SOFR + 2.565% on 10/18/2032)[1]		8,152	8,676
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[1]		8,935	8,827
MSCI, Inc. 3.25% 8/15/2033[2]		2,750	2,218
Nasdaq, Inc. 5.35% 6/28/2028		553	554
Nasdaq, Inc. 5.55% 2/15/2034		1,178	1,183
Nasdaq, Inc. 5.95% 8/15/2053		69	71
Nasdaq, Inc. 6.10% 6/28/2063		100	102
NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026)[1]		3,555	3,518
NatWest Group PLC 6.016% 3/2/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 3/2/2033)[1]		1,140	1,147
Navient Corp. 6.75% 6/25/2025		425	418
OneMain Finance Corp. 7.125% 3/15/2026		250	246
PayPal Holdings, Inc. 5.05% 6/1/2052		2,405	2,357
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[1]		5,919	5,895
Rede D’Or Finance SARL 4.50% 1/22/2030[2]		1,572	1,341
Royal Bank of Canada 4.90% 1/12/2028		360	355
Royal Bank of Canada 5.00% 2/1/2033		3,591	3,522
Santander Holdings USA, Inc. 3.50% 6/7/2024		8,325	8,087
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[1]		5,100	5,048
Standard Chartered PLC 6.296% 7/6/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.58% on 7/6/2033)[1,2]		1,207	1,210
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[1]		1,640	1,520
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[1]		7,763	7,720
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027		1,100	984
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033		373	384
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1,4]		1,530	108
Synchrony Financial 4.375% 3/19/2024		3,640	3,570
The Allstate Corp. 5.25% 3/30/2033		1,154	1,151

American Funds Insurance Series	165

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
The Bank of Nova Scotia 5.25% 6/12/2028	USD	1,370	$1,361
The Northwestern Mutual Life Insurance Co. 4.90% 6/12/2028[2]		2,090	2,075
Toronto-Dominion Bank 1.95% 1/12/2027		1,060	953
Toronto-Dominion Bank 5.156% 1/10/2028		10,973	10,903
Travelers Companies, Inc. 2.55% 4/27/2050		623	400
Travelers Companies, Inc. 5.45% 5/25/2053		163	171
Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026)[1]		1,370	1,371
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[1]		2,605	2,506
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033)[1]		2,750	2,607
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[1]		1,223	1,224
U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027)[1]		2,440	2,335
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[1]		3,119	2,915
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[1]		4,093	4,124
UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[1,2]		850	811
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[1,2]		7,609	6,981
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[1,2]		11,200	9,813
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[1,2]		6,623	5,693
UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[1,2]		1,265	1,271
UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[1,2]		1,202	1,014
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]		6,916	6,159
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[1,2]		877	665
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]		7,869	6,369
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[1,2]		3,000	2,338
UBS Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)[1,2]		10,507	10,770
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[1,2]		5,000	5,997
UBS Group AG 5.959% 1/12/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.20% on 1/12/2033)[1,2]		370	368
UniCredit SpA 4.625% 4/12/2027[2]		1,395	1,326
UniCredit SpA 5.861% 6/19/2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[1,2]		16,130	14,675
Vigorous Champion International, Ltd. 4.25% 5/28/2029		462	411
Wells Fargo & Company 2.406% 10/30/2025 (3-month USD CME Term SOFR + 1.087% on 10/30/2024)[1]		20,480	19,510
Wells Fargo & Company 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[1]		3,524	3,409
Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[1]		6,615	6,181
Wells Fargo & Company 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[1]		678	605
Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[1]		13,490	13,197
Wells Fargo & Company 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[1]		4,180	3,579
Wells Fargo & Company 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[1]		3,820	3,666
Wells Fargo & Company 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[1]		19,316	19,202
Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]		5,759	5,055
Willis North America, Inc. 4.65% 6/15/2027		930	904
			1,123,863

Utilities 4.32%
AEP Texas, Inc. 3.45% 5/15/2051		1,380	984
AEP Transmission Co., LLC 5.40% 3/15/2053		500	515
Alabama Power Co. 3.00% 3/15/2052		3,697	2,501
Alfa Desarrollo SpA 4.55% 9/27/2051[2]		1,000	735
Ameren Illinois Co. 4.50% 3/15/2049		2,875	2,623
Baltimore Gas and Electric Co. 4.55% 6/1/2052		525	468
Berkshire Hathaway Energy Company 4.50% 2/1/2045		5,895	5,048
Berkshire Hathaway Energy Company 4.60% 5/1/2053		1,722	1,477
Comision Federal de Electricidad 4.688% 5/15/2029[2]		3,655	3,294
Consumers Energy Co. 4.625% 5/15/2033		3,500	3,408
Consumers Energy Co. 3.75% 2/15/2050		5,625	4,489
Consumers Energy Co. 3.10% 8/15/2050		4,123	2,919
DTE Electric Co. 5.20% 4/1/2033		215	218

166	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Duke Energy Carolinas, LLC 5.35% 1/15/2053	USD	332	$337
Duke Energy Corp. 3.75% 4/15/2024		3,826	3,773
Duke Energy Florida, LLC 3.40% 10/1/2046		5,669	4,244
Duke Energy Florida, LLC 3.00% 12/15/2051		293	201
Duke Energy Florida, LLC 5.95% 11/15/2052		575	628
Duke Energy Progress, LLC 3.70% 9/1/2028		3,750	3,546
Duke Energy Progress, LLC 2.00% 8/15/2031		1,775	1,429
Duke Energy Progress, LLC 2.50% 8/15/2050		644	401
Edison International 4.95% 4/15/2025		175	171
Edison International 5.75% 6/15/2027		3,181	3,183
Edison International 4.125% 3/15/2028		3,644	3,404
Edison International 5.25% 11/15/2028		4,350	4,236
Edison International 6.95% 11/15/2029		2,060	2,169
Electricité de France SA 5.70% 5/23/2028[2]		675	674
Electricité de France SA 6.25% 5/23/2033[2]		2,000	2,034
Electricité de France SA 6.90% 5/23/2053[2]		2,475	2,567
Electricité de France SA 9.125% 12/31/2079 (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,2]		1,025	1,054
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[1]	EUR	2,800	2,473
Emera US Finance, LP 0.833% 6/15/2024	USD	600	568
Emera US Finance, LP 2.639% 6/15/2031		4,400	3,516
Enel SpA 8.75% 9/24/2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[1,2]		1,000	999
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[2]		1,310	1,214
Entergy Louisiana, LLC 4.20% 9/1/2048		6,325	5,300
Entergy Louisiana, LLC 4.75% 9/15/2052		1,255	1,154
Eversource Energy 3.80% 12/1/2023		5,000	4,965
FirstEnergy Corp. 1.60% 1/15/2026		20,066	18,214
FirstEnergy Corp. 2.65% 3/1/2030		12,524	10,574
FirstEnergy Corp. 2.25% 9/1/2030		13,707	11,136
FirstEnergy Corp., Series B, 4.15% 7/15/2027		12,178	11,578
FirstEnergy Transmission, LLC 2.866% 9/15/2028[2]		4,000	3,524
Florida Power & Light Company 5.05% 4/1/2028		2,650	2,672
Florida Power & Light Company 4.40% 5/15/2028		1,655	1,625
Florida Power & Light Company 2.45% 2/3/2032		1,844	1,553
Florida Power & Light Company 5.10% 4/1/2033		7,431	7,544
Florida Power & Light Company 4.80% 5/15/2033		1,085	1,078
Florida Power & Light Company 2.875% 12/4/2051		8,109	5,616
Georgia Power Co. 4.65% 5/16/2028		1,500	1,471
Georgia Power Co. 4.95% 5/17/2033		4,000	3,950
Georgia Power Co. 3.70% 1/30/2050		275	211
Israel Electric Corp., Ltd. 4.25% 8/14/2028[2]		10,190	9,512
Israel Electric Corp., Ltd. 3.75% 2/22/2032[2]		340	291
Jersey Central Power & Light Co. 2.75% 3/1/2032[2]		525	434
Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[2]		425	402
Mississippi Power Co. 4.25% 3/15/2042		5,020	4,187
Monongahela Power Co. 3.55% 5/15/2027[2]		1,700	1,595
NextEra Energy Capital Holdings, Inc. 5.25% 2/28/2053		1,440	1,388
NiSource, Inc. 5.40% 6/30/2033		2,150	2,154
Northern States Power Co. 5.10% 5/15/2053		1,747	1,722
Oncor Electric Delivery Company, LLC 4.55% 9/15/2032		205	199
Pacific Gas and Electric Co. 3.40% 8/15/2024		2,000	1,936
Pacific Gas and Electric Co. 3.15% 1/1/2026		27,543	25,572
Pacific Gas and Electric Co. 2.95% 3/1/2026		10,850	9,944
Pacific Gas and Electric Co. 3.30% 3/15/2027		5,645	5,128
Pacific Gas and Electric Co. 3.30% 12/1/2027		12,289	10,784
Pacific Gas and Electric Co. 3.75% 7/1/2028		13,075	11,727
Pacific Gas and Electric Co. 4.65% 8/1/2028		7,900	7,312
Pacific Gas and Electric Co. 6.10% 1/15/2029		3,760	3,702

American Funds Insurance Series	167

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Pacific Gas and Electric Co. 4.55% 7/1/2030	USD	35,299	$31,973
Pacific Gas and Electric Co. 2.50% 2/1/2031		21,597	16,925
Pacific Gas and Electric Co. 6.40% 6/15/2033		10,641	10,590
Pacific Gas and Electric Co. 3.30% 8/1/2040		9,898	6,682
Pacific Gas and Electric Co. 3.75% 8/15/2042		106	73
Pacific Gas and Electric Co. 4.75% 2/15/2044		336	261
Pacific Gas and Electric Co. 3.50% 8/1/2050		14,919	9,510
Pacific Gas and Electric Co. 6.75% 1/15/2053		625	618
Public Service Company of Colorado 2.70% 1/15/2051		2,472	1,568
Public Service Electric and Gas Co. 3.20% 5/15/2029		6,000	5,438
Public Service Electric and Gas Co. 1.90% 8/15/2031		775	623
Public Service Electric and Gas Co. 3.10% 3/15/2032		5,012	4,385
Puget Energy, Inc. 3.65% 5/15/2025		300	287
Southern California Edison Co. 4.90% 6/1/2026		1,375	1,356
Southern California Edison Co. 5.30% 3/1/2028		455	455
Southern California Edison Co. 4.20% 3/1/2029		11,000	10,465
Southern California Edison Co. 2.85% 8/1/2029		8,200	7,173
Southern California Edison Co. 2.50% 6/1/2031		5,149	4,286
Southern California Edison Co. 5.95% 11/1/2032		1,100	1,152
Southern California Edison Co. 5.75% 4/1/2035		4,549	4,627
Southern California Edison Co. 5.35% 7/15/2035		6,450	6,312
Southern California Edison Co. 5.625% 2/1/2036		7,051	6,993
Southern California Edison Co. 5.55% 1/15/2037		3,844	3,753
Southern California Edison Co. 5.95% 2/1/2038		5,121	5,274
Southern California Edison Co. 3.60% 2/1/2045		2,717	2,002
Southern California Edison Co. 4.00% 4/1/2047		9,402	7,479
Southern California Edison Co. 3.65% 2/1/2050		14,600	10,880
Southwestern Electric Power Co. 1.65% 3/15/2026		3,550	3,211
Southwestern Electric Power Co. 3.25% 11/1/2051		2,270	1,527
The Cleveland Electric Illuminating Co. 3.50% 4/1/2028[2]		2,400	2,202
The Connecticut Light and Power Co. 2.05% 7/1/2031		1,775	1,447
Union Electric Co. 2.15% 3/15/2032		3,175	2,544
Virginia Electric & Power 2.30% 11/15/2031		1,700	1,381
Virginia Electric & Power 2.40% 3/30/2032		2,575	2,102
Wisconsin Power and Light Co. 1.95% 9/16/2031		525	417
Wisconsin Power and Light Co. 3.65% 4/1/2050		1,075	816
Wisconsin Public Service Corp. 2.85% 12/1/2051		375	248
Xcel Energy, Inc. 3.30% 6/1/2025		5,650	5,406
Xcel Energy, Inc. 1.75% 3/15/2027		5,660	5,017
Xcel Energy, Inc. 2.60% 12/1/2029		1,725	1,475
Xcel Energy, Inc. 4.60% 6/1/2032		4,600	4,347
			454,934

Health care 4.04%
Amgen, Inc. 5.507% 3/2/2026		725	724
Amgen, Inc. 5.15% 3/2/2028		5,326	5,325
Amgen, Inc. 4.05% 8/18/2029		7,760	7,363
Amgen, Inc. 2.45% 2/21/2030		5,131	4,402
Amgen, Inc. 5.25% 3/2/2030		2,854	2,862
Amgen, Inc. 4.20% 3/1/2033		8,502	7,940
Amgen, Inc. 5.25% 3/2/2033		8,192	8,206
Amgen, Inc. 5.60% 3/2/2043		2,565	2,575
Amgen, Inc. 4.875% 3/1/2053		4,565	4,203
Amgen, Inc. 5.65% 3/2/2053		5,331	5,403
Amgen, Inc. 4.40% 2/22/2062		196	161
Amgen, Inc. 5.75% 3/2/2063		3,260	3,310
AstraZeneca Finance, LLC 1.75% 5/28/2028		1,429	1,239
AstraZeneca Finance, LLC 4.90% 3/3/2030		1,760	1,764
AstraZeneca Finance, LLC 2.25% 5/28/2031		1,159	979
AstraZeneca Finance, LLC 4.875% 3/3/2033		2,520	2,557

168	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
AstraZeneca PLC 4.00% 1/17/2029	USD	5,920	$5,713
Bausch Health Companies, Inc. 4.875% 6/1/2028[2]		830	495
Baxter International, Inc. 2.539% 2/1/2032		3,906	3,166
Centene Corp. 4.25% 12/15/2027		14,860	13,908
Centene Corp. 2.45% 7/15/2028		12,410	10,620
Centene Corp. 4.625% 12/15/2029		14,945	13,769
Centene Corp. 3.375% 2/15/2030		15,718	13,523
Centene Corp. 2.50% 3/1/2031		8,550	6,827
Centene Corp. 2.625% 8/1/2031		2,510	2,003
CVS Health Corp. 5.125% 2/21/2030		1,720	1,709
CVS Health Corp. 5.25% 1/30/2031		960	957
CVS Health Corp. 5.25% 2/21/2033		2,122	2,115
CVS Health Corp. 5.30% 6/1/2033		2,393	2,390
CVS Health Corp. 5.625% 2/21/2053		895	890
CVS Health Corp. 5.875% 6/1/2053		677	695
CVS Health Corp. 6.00% 6/1/2063		1,525	1,571
Elevance Health, Inc. 2.375% 1/15/2025		1,534	1,459
Elevance Health, Inc. 4.10% 5/15/2032		7,996	7,457
Elevance Health, Inc. 4.75% 2/15/2033		1,128	1,096
Elevance Health, Inc. 4.55% 5/15/2052		271	242
Elevance Health, Inc. 5.125% 2/15/2053		784	761
Eli Lilly and Co. 3.375% 3/15/2029		1,035	973
Eli Lilly and Co. 4.70% 2/27/2033		5,162	5,232
Eli Lilly and Co. 4.875% 2/27/2053		1,103	1,134
Eli Lilly and Co. 4.95% 2/27/2063		144	147
GE HealthCare Technologies, Inc. 5.65% 11/15/2027		4,895	4,957
GE HealthCare Technologies, Inc. 5.857% 3/15/2030		1,145	1,176
GE HealthCare Technologies, Inc. 5.905% 11/22/2032		7,896	8,264
GE HealthCare Technologies, Inc. 6.377% 11/22/2052		375	418
HCA, Inc. 5.20% 6/1/2028		4,165	4,134
HCA, Inc. 2.375% 7/15/2031		2,233	1,787
HCA, Inc. 3.625% 3/15/2032[2]		2,400	2,084
HCA, Inc. 4.625% 3/15/2052[2]		226	186
Johnson & Johnson 0.95% 9/1/2027		12,708	11,116
Johnson & Johnson 2.10% 9/1/2040		670	472
Johnson & Johnson 2.25% 9/1/2050		1,758	1,166
Laboratory Corporation of America Holdings 1.55% 6/1/2026		773	691
Laboratory Corporation of America Holdings 4.70% 2/1/2045		3,975	3,450
Medtronic Global Holdings S.C.A. 4.50% 3/30/2033		1,485	1,456
Merck & Co., Inc. 1.70% 6/10/2027		3,093	2,772
Merck & Co., Inc. 4.90% 5/17/2044		380	381
Merck & Co., Inc. 2.75% 12/10/2051		808	558
Merck & Co., Inc. 5.00% 5/17/2053		895	907
Merck & Co., Inc. 5.15% 5/17/2063		1,091	1,115
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028		1,375	1,352
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		4,442	4,427
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		3,747	3,899
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030		1,558	1,243
Roche Holdings, Inc. 1.93% 12/13/2028[2]		7,545	6,556
Roche Holdings, Inc. 2.076% 12/13/2031[2]		12,562	10,357
Roche Holdings, Inc. 2.607% 12/13/2051[2]		645	438
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026		13,390	12,577
Teva Pharmaceutical Finance Netherlands III BV 2.80% 7/21/2023		260	260
Teva Pharmaceutical Finance Netherlands III BV 7.125% 1/31/2025		45,000	45,649
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		68,853	61,782
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028		26,824	26,452
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046		46,666	30,741
UnitedHealth Group, Inc. 3.75% 7/15/2025		5,410	5,268
UnitedHealth Group, Inc. 4.00% 5/15/2029		2,231	2,134
UnitedHealth Group, Inc. 2.00% 5/15/2030		466	393
UnitedHealth Group, Inc. 4.20% 5/15/2032		2,739	2,616

American Funds Insurance Series	169

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
UnitedHealth Group, Inc. 3.05% 5/15/2041	USD	1,300	$1,006
UnitedHealth Group, Inc. 4.25% 6/15/2048		960	847
UnitedHealth Group, Inc. 3.25% 5/15/2051		572	427
UnitedHealth Group, Inc. 4.75% 5/15/2052		1,400	1,329
UnitedHealth Group, Inc. 4.95% 5/15/2062		69	66
UnitedHealth Group, Inc. 6.05% 2/15/2063		140	158
Zoetis, Inc. 5.60% 11/16/2032		1,063	1,112
			426,044

Consumer discretionary 3.63%
Alibaba Group Holding, Ltd. 4.00% 12/6/2037		200	168
Allied Universal Holdco, LLC 4.625% 6/1/2028[2]		335	284
Amazon.com, Inc. 1.65% 5/12/2028		3,860	3,373
Amazon.com, Inc. 3.45% 4/13/2029		600	565
Amazon.com, Inc. 2.875% 5/12/2041		650	502
Amazon.com, Inc. 3.10% 5/12/2051		5,705	4,262
Amazon.com, Inc. 3.95% 4/13/2052		1,635	1,426
Amazon.com, Inc. 3.25% 5/12/2061		4,100	2,972
Amazon.com, Inc. 4.10% 4/13/2062		470	405
Atlas LuxCo 4 SARL 4.625% 6/1/2028[2]		255	215
Bath & Body Works, Inc. 6.875% 11/1/2035		740	678
BMW US Capital, LLC 3.45% 4/1/2027[2]		1,075	1,020
BMW US Capital, LLC 3.70% 4/1/2032[2]		1,350	1,246
Daimler Trucks Finance North America, LLC 1.125% 12/14/2023[2]		3,015	2,953
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[2]		4,950	4,662
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[2]		1,750	1,684
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[2]		3,567	3,374
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[2]		3,230	2,798
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[2]		9,625	7,825
Ford Motor Credit Co., LLC 5.125% 6/16/2025		3,870	3,767
Ford Motor Credit Co., LLC 4.271% 1/9/2027		18,542	17,182
Ford Motor Credit Co., LLC 4.125% 8/17/2027		39,080	35,721
Ford Motor Credit Co., LLC 3.815% 11/2/2027		3,790	3,391
Ford Motor Credit Co., LLC 7.35% 11/4/2027		6,289	6,438
Ford Motor Credit Co., LLC 2.90% 2/10/2029		1,065	882
Ford Motor Credit Co., LLC 5.113% 5/3/2029		4,205	3,904
Ford Motor Credit Co., LLC 7.35% 3/6/2030		6,298	6,439
General Motors Company 6.125% 10/1/2025		23,743	23,914
General Motors Company 5.40% 10/15/2029		781	762
General Motors Company 5.40% 4/1/2048		5,200	4,473
General Motors Financial Co., Inc. 1.05% 3/8/2024		4,200	4,063
General Motors Financial Co., Inc. 4.35% 4/9/2025		11,358	11,068
General Motors Financial Co., Inc. 1.50% 6/10/2026		6,712	5,934
General Motors Financial Co., Inc. 2.35% 2/26/2027		9,771	8,715
General Motors Financial Co., Inc. 2.40% 4/10/2028		13,909	12,001
General Motors Financial Co., Inc. 5.80% 6/23/2028		2,595	2,586
General Motors Financial Co., Inc. 2.40% 10/15/2028		464	393
General Motors Financial Co., Inc. 3.60% 6/21/2030		465	402
General Motors Financial Co., Inc. 2.35% 1/8/2031		6,075	4,763
General Motors Financial Co., Inc. 2.70% 6/10/2031		5,495	4,386
General Motors Financial Co., Inc. 6.40% 1/9/2033		2,455	2,497
Grand Canyon University 4.125% 10/1/2024		4,190	3,969
Hanesbrands, Inc. 9.00% 2/15/2031[2]		528	533
Home Depot, Inc. 2.95% 6/15/2029		4,641	4,228
Home Depot, Inc. 4.50% 12/6/2048		1,915	1,776
Hyundai Capital America 1.25% 9/18/2023[2]		3,150	3,120
Hyundai Capital America 0.875% 6/14/2024[2]		380	363
Hyundai Capital America 3.40% 6/20/2024[2]		8,180	7,978
Hyundai Capital America 1.00% 9/17/2024[2]		2,750	2,587
Hyundai Capital America 2.65% 2/10/2025[2]		12,372	11,732

170	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Hyundai Capital America 1.80% 10/15/2025[2]	USD	13,274	$12,114
Hyundai Capital America 1.30% 1/8/2026[2]		6,000	5,371
Hyundai Capital America 5.50% 3/30/2026[2]		705	699
Hyundai Capital America 1.50% 6/15/2026[2]		7,475	6,624
Hyundai Capital America 1.65% 9/17/2026[2]		7,275	6,414
Hyundai Capital America 3.00% 2/10/2027[2]		9,000	8,211
Hyundai Capital America 2.375% 10/15/2027[2]		7,543	6,605
Hyundai Capital America 1.80% 1/10/2028[2]		5,965	5,033
Hyundai Capital America 5.60% 3/30/2028[2]		1,385	1,379
Hyundai Capital America 2.00% 6/15/2028[2]		5,775	4,860
Hyundai Capital America 5.68% 6/26/2028[2]		2,590	2,571
Hyundai Capital America 2.10% 9/15/2028[2]		3,010	2,525
Hyundai Capital America 5.80% 4/1/2030[2]		2,398	2,416
Hyundai Capital America 5.70% 6/26/2030[2]		1,555	1,546
Hyundai Capital Services, Inc. 1.25% 2/8/2026[2]		3,695	3,297
KIA Corp. 2.375% 2/14/2025[2]		1,580	1,499
Marriott International, Inc. 5.75% 5/1/2025		190	191
Marriott International, Inc. 5.00% 10/15/2027		4,470	4,438
Marriott International, Inc. 4.90% 4/15/2029		1,073	1,044
McDonald’s Corp. 2.125% 3/1/2030		2,482	2,113
McDonald’s Corp. 3.60% 7/1/2030		1,014	944
McDonald’s Corp. 4.60% 9/9/2032		542	537
McDonald’s Corp. 4.45% 3/1/2047		3,535	3,183
McDonald’s Corp. 3.625% 9/1/2049		2,938	2,320
McDonald’s Corp. 5.15% 9/9/2052		509	508
Meituan 3.05% 10/28/2030[2]		3,200	2,537
Nissan Motor Acceptance Corp. 2.75% 3/9/2028[2]		3,167	2,605
Nissan Motor Co., Ltd. 3.043% 9/15/2023[2]		240	238
Sands China, Ltd. 2.80% 3/8/2027		2,368	2,057
Starbucks Corp. 3.75% 12/1/2047		3,785	2,989
Stellantis Finance US, Inc. 1.711% 1/29/2027[2]		5,486	4,810
Stellantis Finance US, Inc. 5.625% 1/12/2028[2]		825	833
Stellantis Finance US, Inc. 2.691% 9/15/2031[2]		5,119	4,093
Stellantis Finance US, Inc. 6.375% 9/12/2032[2]		8,490	8,672
Toyota Motor Credit Corp. 3.375% 4/1/2030		4,954	4,561
Toyota Motor Credit Corp. 4.55% 5/17/2030		1,625	1,586
Travel + Leisure Co. 6.625% 7/31/2026[2]		675	671
Volkswagen Group of America Finance, LLC 4.25% 11/13/2023[2]		15,000	14,913
Volkswagen Group of America Finance, LLC 2.85% 9/26/2024[2]		546	527
Volkswagen Group of America Finance, LLC 3.35% 5/13/2025[2]		2,636	2,526
Volkswagen Group of America Finance, LLC 1.625% 11/24/2027[2]		2,550	2,184
Wynn Resorts Finance, LLC 5.125% 10/1/2029[2]		410	368
			382,991

Communication services 2.99%
AT&T, Inc. 1.70% 3/25/2026		18,913	17,246
AT&T, Inc. 1.65% 2/1/2028		4,700	4,042
AT&T, Inc. 4.30% 2/15/2030		15,940	15,138
AT&T, Inc. 2.55% 12/1/2033		12,748	10,018
AT&T, Inc. 5.40% 2/15/2034		2,749	2,755
CCO Holdings, LLC 5.125% 5/1/2027[2]		4,800	4,475
CCO Holdings, LLC 4.75% 2/1/2032[2]		1,265	1,033
CCO Holdings, LLC 4.25% 1/15/2034[2]		3,875	2,933
Charter Communications Operating, LLC 2.25% 1/15/2029		1,351	1,126
Charter Communications Operating, LLC 2.80% 4/1/2031		6,057	4,876
Charter Communications Operating, LLC 4.40% 4/1/2033		1,947	1,710
Charter Communications Operating, LLC 5.75% 4/1/2048		5,000	4,284
Charter Communications Operating, LLC 5.25% 4/1/2053		835	675
Comcast Corp. 3.15% 2/15/2028		7,200	6,718
Comcast Corp. 4.55% 1/15/2029		1,610	1,582

American Funds Insurance Series	171

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Comcast Corp. 4.80% 5/15/2033	USD	5,196	$5,144
Comcast Corp. 2.887% 11/1/2051		554	372
Comcast Corp. 5.35% 5/15/2053		7,617	7,741
Comcast Corp. 5.50% 5/15/2064		250	254
Lumen Technologies, Inc. 4.00% 2/15/2027[2]		6,756	5,042
Meta Platforms, Inc. 4.45% 8/15/2052		3,775	3,285
Netflix, Inc. 4.875% 4/15/2028		23,259	23,025
Netflix, Inc. 5.875% 11/15/2028		29,921	30,977
Netflix, Inc. 6.375% 5/15/2029		5,078	5,377
Netflix, Inc. 5.375% 11/15/2029[2]		15,600	15,673
Netflix, Inc. 4.875% 6/15/2030[2]		18,665	18,385
News Corp. 5.125% 2/15/2032[2]		1,300	1,187
SBA Tower Trust 1.631% 11/15/2026[2]		6,741	5,823
Sirius XM Radio, Inc. 4.00% 7/15/2028[2]		675	587
Sprint Corp. 7.625% 2/15/2025		6,665	6,814
Tencent Holdings, Ltd. 2.39% 6/3/2030[2]		10,000	8,313
T-Mobile USA, Inc. 3.50% 4/15/2025		3,275	3,150
T-Mobile USA, Inc. 2.25% 2/15/2026		2,388	2,196
T-Mobile USA, Inc. 2.625% 4/15/2026		9,691	8,990
T-Mobile USA, Inc. 3.75% 4/15/2027		5,000	4,735
T-Mobile USA, Inc. 4.95% 3/15/2028		705	694
T-Mobile USA, Inc. 4.80% 7/15/2028		175	171
T-Mobile USA, Inc. 2.625% 2/15/2029		3,117	2,710
T-Mobile USA, Inc. 2.40% 3/15/2029		1,224	1,053
T-Mobile USA, Inc. 3.875% 4/15/2030		4,500	4,148
T-Mobile USA, Inc. 2.875% 2/15/2031		17,956	15,194
T-Mobile USA, Inc. 5.05% 7/15/2033		2,137	2,099
T-Mobile USA, Inc. 3.00% 2/15/2041		2,100	1,536
Verizon Communications, Inc. 4.329% 9/21/2028		1,539	1,484
Verizon Communications, Inc. 1.75% 1/20/2031		9,144	7,218
Verizon Communications, Inc. 2.55% 3/21/2031		7,535	6,293
Verizon Communications, Inc. 2.355% 3/15/2032		2,775	2,233
Verizon Communications, Inc. 3.40% 3/22/2041		1,085	838
Verizon Communications, Inc. 3.55% 3/22/2051		1,520	1,135
Verizon Communications, Inc. 3.875% 3/1/2052		3,155	2,491
Vodafone Group PLC 4.25% 9/17/2050		3,050	2,450
WarnerMedia Holdings, Inc. 3.428% 3/15/2024		6,552	6,435
WarnerMedia Holdings, Inc. 3.638% 3/15/2025		3,056	2,949
WarnerMedia Holdings, Inc. 3.755% 3/15/2027		7,031	6,561
WarnerMedia Holdings, Inc. 4.054% 3/15/2029		1,316	1,204
WarnerMedia Holdings, Inc. 4.279% 3/15/2032		2,152	1,909
WarnerMedia Holdings, Inc. 5.05% 3/15/2042		719	606
WarnerMedia Holdings, Inc. 5.141% 3/15/2052		7,158	5,833
WarnerMedia Holdings, Inc. 5.391% 3/15/2062		577	471
ZipRecruiter, Inc. 5.00% 1/15/2030[2]		1,500	1,279
			314,675

Industrials 2.85%
ADT Security Corp. 4.125% 8/1/2029[2]		510	441
Air Lease Corp. 0.80% 8/18/2024		3,175	2,992
Air Lease Corp. 2.875% 1/15/2026		10,172	9,416
Air Lease Corp. 2.20% 1/15/2027		4,341	3,853
Air Lease Corp. 5.30% 2/1/2028		3,725	3,658
Air Lease Corp. 2.10% 9/1/2028		2,450	2,037
Avolon Holdings Funding, Ltd. 3.95% 7/1/2024[2]		12,514	12,144
Avolon Holdings Funding, Ltd. 2.125% 2/21/2026[2]		8,333	7,412
Avolon Holdings Funding, Ltd. 4.25% 4/15/2026[2]		3,302	3,079
Avolon Holdings Funding, Ltd. 3.25% 2/15/2027[2]		8,000	7,135
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[2]		2,142	1,808

172	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
BNSF Funding Trust I, junior subordinated, 6.613% 12/15/2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[1]	USD	1,680	$1,629
Boeing Co. 1.95% 2/1/2024		5,206	5,088
Boeing Co. 2.80% 3/1/2024		500	490
Boeing Co. 4.875% 5/1/2025		31,897	31,454
Boeing Co. 2.75% 2/1/2026		17,427	16,236
Boeing Co. 2.196% 2/4/2026		18,147	16,663
Boeing Co. 3.10% 5/1/2026		649	610
Boeing Co. 2.70% 2/1/2027		6,473	5,920
Boeing Co. 5.04% 5/1/2027		14,350	14,182
Boeing Co. 3.25% 2/1/2028		10,801	9,924
Boeing Co. 3.25% 3/1/2028		1,925	1,753
Boeing Co. 5.15% 5/1/2030		41,174	40,803
Boeing Co. 3.625% 2/1/2031		877	790
Boeing Co. 3.90% 5/1/2049		1,411	1,080
Boeing Co. 5.805% 5/1/2050		4,836	4,822
Canadian Pacific Railway Co. 1.75% 12/2/2026		1,982	1,782
Canadian Pacific Railway Co. 3.10% 12/2/2051		2,286	1,625
Carrier Global Corp. 3.377% 4/5/2040		14,710	11,304
CK Hutchison International (23), Ltd. 4.75% 4/21/2028[2]		1,260	1,247
CSX Corp. 4.10% 11/15/2032		6,195	5,865
CSX Corp. 4.50% 11/15/2052		6,670	6,033
General Dynamics Corp. 3.75% 5/15/2028		479	459
General Dynamics Corp. 3.625% 4/1/2030		387	365
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[2]		2,690	2,519
Norfolk Southern Corp. 4.55% 6/1/2053		2,359	2,134
Northrop Grumman Corp. 3.25% 1/15/2028		10,845	10,121
Northrop Grumman Corp. 4.70% 3/15/2033		4,259	4,182
Northrop Grumman Corp. 4.95% 3/15/2053		2,459	2,398
Raytheon Technologies Corp. 3.125% 5/4/2027		4,551	4,266
Raytheon Technologies Corp. 4.125% 11/16/2028		4,974	4,794
Raytheon Technologies Corp. 2.375% 3/15/2032		451	370
Raytheon Technologies Corp. 5.15% 2/27/2033		3,359	3,406
Raytheon Technologies Corp. 2.82% 9/1/2051		665	447
Raytheon Technologies Corp. 3.03% 3/15/2052		1,190	838
Republic Services, Inc. 2.375% 3/15/2033		1,635	1,331
Republic Services, Inc. 5.00% 4/1/2034		15	15
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[2]		2,550	2,018
The Dun & Bradstreet Corp. 5.00% 12/15/2029[2]		2,798	2,470
Triton Container International, Ltd. 1.15% 6/7/2024[2]		1,609	1,526
Triton Container International, Ltd. 3.15% 6/15/2031[2]		2,482	1,912
Union Pacific Corp. 2.15% 2/5/2027		2,213	2,023
Union Pacific Corp. 2.40% 2/5/2030		4,454	3,875
Union Pacific Corp. 2.375% 5/20/2031		2,298	1,945
Union Pacific Corp. 2.80% 2/14/2032		5,244	4,528
Union Pacific Corp. 3.25% 2/5/2050		7,000	5,239
Union Pacific Corp. 2.95% 3/10/2052		1,405	977
United Rentals (North America), Inc. 5.50% 5/15/2027		2,500	2,463
Waste Management, Inc. 1.50% 3/15/2031		419	334
Waste Management, Inc. 4.15% 4/15/2032		688	656
			300,886

Energy 2.41%
Antero Resources Corp. 5.375% 3/1/2030[2]		280	259
Apache Corp. 4.625% 11/15/2025		645	624
Apache Corp. 4.25% 1/15/2030		2,465	2,198
Baker Hughes Holdings, LLC 2.061% 12/15/2026		1,136	1,024
BP Capital Markets America, Inc. 4.893% 9/11/2033		5,605	5,550
Canadian Natural Resources, Ltd. 2.05% 7/15/2025		754	703
Cenovus Energy, Inc. 5.375% 7/15/2025		2,763	2,732

American Funds Insurance Series	173

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Cenovus Energy, Inc. 4.25% 4/15/2027	USD	13,613	$13,027
Cenovus Energy, Inc. 2.65% 1/15/2032		2,969	2,398
Cenovus Energy, Inc. 5.25% 6/15/2037		770	710
Cenovus Energy, Inc. 5.40% 6/15/2047		14,816	13,434
Cenovus Energy, Inc. 3.75% 2/15/2052		594	421
Cheniere Energy Partners, LP 3.25% 1/31/2032		937	772
Chevron Corp. 2.954% 5/16/2026		3,365	3,204
Chevron Corp. 3.078% 5/11/2050		692	516
Civitas Resources, Inc. 8.75% 7/1/2031[2]		1,400	1,421
ConocoPhillips Co. 3.80% 3/15/2052		466	378
ConocoPhillips Co. 5.30% 5/15/2053		5,888	5,994
Devon Energy Corp. 4.50% 1/15/2030		5,197	4,898
DT Midstream, Inc. 4.125% 6/15/2029[2]		555	488
Ecopetrol SA 4.625% 11/2/2031		270	209
Ecopetrol SA 8.875% 1/13/2033		15,110	14,975
Enbridge, Inc. 4.00% 10/1/2023		1,500	1,494
Energy Transfer, LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[1]		500	384
Energy Transfer, LP (3-month USD-LIBOR + 4.028%) 9.349% junior subordinated perpetual bonds[3]		7,850	7,055
EQT Corp. 5.70% 4/1/2028		1,223	1,208
EQT Corp. 7.25% 2/1/2030[1]		7,500	7,859
Equinor ASA 3.625% 9/10/2028		4,928	4,706
Equinor ASA 3.125% 4/6/2030		20,000	18,327
Equinor ASA 3.25% 11/18/2049		5,687	4,276
Exxon Mobil Corp. 3.043% 3/1/2026		4,625	4,423
Exxon Mobil Corp. 2.61% 10/15/2030		1,040	914
Kinder Morgan, Inc. 5.20% 6/1/2033		2,169	2,103
Occidental Petroleum Corp. 8.875% 7/15/2030		4,345	4,998
Odebrecht Drilling Services, LLC 7.50% 6/15/2030[2]		6	6
Odebrecht Oil & Gas Finance, Ltd. 0% 12/31/2079[2]		1,150	3
Oleoducto Central SA 4.00% 7/14/2027[2]		1,715	1,504
Oleoducto Central SA 4.00% 7/14/2027		350	307
Petroleos Mexicanos 4.875% 1/18/2024		1,563	1,537
Petroleos Mexicanos 6.875% 10/16/2025		5,000	4,807
Petroleos Mexicanos 6.49% 1/23/2027		20,653	18,369
Petroleos Mexicanos 6.50% 3/13/2027		31,829	28,343
Petroleos Mexicanos 6.50% 1/23/2029		3,139	2,605
Petroleos Mexicanos 8.75% 6/2/2029		5,805	5,257
Petroleos Mexicanos 5.95% 1/28/2031		847	619
Petroleos Mexicanos 6.70% 2/16/2032		10,538	8,022
Qatar Energy 2.25% 7/12/2031[2]		22,020	18,496
Qatar Energy 3.30% 7/12/2051[2]		2,185	1,608
Sabine Pass Liquefaction, LLC 5.75% 5/15/2024		5,148	5,141
Shell International Finance BV 3.875% 11/13/2028		9,410	9,109
Shell International Finance BV 2.75% 4/6/2030		1,186	1,060
Southwestern Energy Co. 5.70% 1/23/2025[1]		495	493
Total Capital Canada, Ltd. 2.75% 7/15/2023		2,140	2,138
TotalEnergies Capital International SA 3.455% 2/19/2029		885	824
TransCanada Pipelines, Ltd. 4.10% 4/15/2030		1,578	1,467
Western Midstream Operating, LP 3.35% 2/1/2025[1]		2,782	2,662
Western Midstream Operating, LP 4.30% 2/1/2030[1]		2,202	1,979
Western Midstream Operating, LP 5.50% 2/1/2050[1]		3,079	2,527
Williams Companies, Inc. 4.50% 11/15/2023		500	498
Williams Companies, Inc. 4.30% 3/4/2024		595	588
			253,651

174	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples 1.50%
7-Eleven, Inc. 1.80% 2/10/2031[2]	USD	2,923	$2,313
7-Eleven, Inc. 2.80% 2/10/2051[2]		5,000	3,174
Altria Group, Inc. 4.40% 2/14/2026		4,585	4,489
Altria Group, Inc. 4.50% 5/2/2043		1,585	1,262
Altria Group, Inc. 5.95% 2/14/2049		3,184	3,026
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029		7,500	7,472
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049		4,715	4,974
Anheuser-Busch InBev Worldwide, Inc. 4.50% 6/1/2050		1,355	1,251
BAT Capital Corp. 3.557% 8/15/2027		9,271	8,531
BAT Capital Corp. 2.259% 3/25/2028		2,353	2,018
BAT Capital Corp. 4.742% 3/16/2032		2,675	2,441
BAT Capital Corp. 4.39% 8/15/2037		812	650
BAT Capital Corp. 4.54% 8/15/2047		11,017	8,119
BAT Capital Corp. 4.758% 9/6/2049		15,972	12,074
BAT Capital Corp. 5.65% 3/16/2052		120	104
BAT International Finance PLC 3.95% 6/15/2025[2]		16,879	16,262
BAT International Finance PLC 1.668% 3/25/2026		4,070	3,661
BAT International Finance PLC 4.448% 3/16/2028		2,925	2,763
Conagra Brands, Inc. 5.30% 11/1/2038		436	419
Conagra Brands, Inc. 5.40% 11/1/2048		37	35
Constellation Brands, Inc. 3.50% 5/9/2027		7,500	7,105
Constellation Brands, Inc. 4.35% 5/9/2027		890	868
Constellation Brands, Inc. 2.875% 5/1/2030		620	538
Constellation Brands, Inc. 2.25% 8/1/2031		1,487	1,216
Constellation Brands, Inc. 4.75% 5/9/2032		2,284	2,218
Constellation Brands, Inc. 4.90% 5/1/2033		2,807	2,759
H.J. Heinz Co. 4.875% 10/1/2049		2,725	2,489
Imperial Brands Finance PLC 6.125% 7/27/2027[2]		1,605	1,609
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031		3,110	2,632
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051		685	513
JBS USA Lux SA 2.50% 1/15/2027[2]		3,491	3,061
JBS USA Lux SA 3.00% 2/2/2029[2]		2,709	2,304
JBS USA Lux SA 5.50% 1/15/2030[2]		435	418
JBS USA Lux SA 3.625% 1/15/2032[2]		1,430	1,162
JBS USA Lux SA 3.00% 5/15/2032[2]		3,430	2,636
JBS USA Lux SA 5.75% 4/1/2033[2]		3,164	2,977
PepsiCo, Inc. 1.95% 10/21/2031		6,354	5,262
Philip Morris International, Inc. 4.875% 2/13/2026		2,508	2,491
Philip Morris International, Inc. 5.125% 2/15/2030		982	972
Philip Morris International, Inc. 5.375% 2/15/2033		2,435	2,431
Philip Morris International, Inc. 4.125% 3/4/2043		4,117	3,365
Philip Morris International, Inc. 4.875% 11/15/2043		5,088	4,553
Reynolds American, Inc. 4.45% 6/12/2025		14,570	14,165
Reynolds American, Inc. 5.85% 8/15/2045		1,395	1,242
Walmart, Inc. 4.10% 4/15/2033		2,800	2,720
Walmart, Inc. 4.50% 4/15/2053		1,277	1,246
			157,990

Real estate 0.78%
American Tower Corp. 3.65% 3/15/2027		1,375	1,289
Boston Properties, LP 2.45% 10/1/2033		1,335	963
Boston Properties, LP 6.50% 1/15/2034		10,849	10,925
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[2]		395	329
Corporate Office Properties, LP 2.00% 1/15/2029		1,139	869
Corporate Office Properties, LP 2.75% 4/15/2031		1,547	1,177
Corporate Office Properties, LP 2.90% 12/1/2033		564	392
Crown Castle, Inc. 5.00% 1/11/2028		4,922	4,836
Equinix, Inc. 2.90% 11/18/2026		2,762	2,535
Equinix, Inc. 3.20% 11/18/2029		2,146	1,887
Equinix, Inc. 2.50% 5/15/2031		5,155	4,202

American Funds Insurance Series	175

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Equinix, Inc. 3.90% 4/15/2032	USD	1,155	$1,038
Equinix, Inc. 3.40% 2/15/2052		436	305
FibraSOMA 4.375% 7/22/2031[2]		1,475	1,105
Howard Hughes Corp. 4.375% 2/1/2031[2]		675	539
Invitation Homes Operating Partnership, LP 2.30% 11/15/2028		767	653
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031		1,333	1,023
Iron Mountain, Inc. 4.875% 9/15/2027[2]		1,605	1,518
Iron Mountain, Inc. 5.25% 3/15/2028[2]		3,500	3,276
Iron Mountain, Inc. 5.25% 7/15/2030[2]		675	609
Omega Healthcare Investors, Inc. 4.375% 8/1/2023		186	186
Piedmont Operating Partnership, LP 4.45% 3/15/2024		1,000	978
Prologis, LP 4.875% 6/15/2028		1,040	1,031
Prologis, LP 4.75% 6/15/2033		1,409	1,378
Prologis, LP 5.125% 1/15/2034		6,175	6,135
Prologis, LP 5.25% 6/15/2053		117	115
Public Storage 2.30% 5/1/2031		3,195	2,661
Scentre Group Trust 1 3.50% 2/12/2025[2]		4,015	3,854
Service Properties Trust 4.50% 3/15/2025		855	809
Service Properties Trust 3.95% 1/15/2028		1,710	1,341
VICI Properties, LP 4.375% 5/15/2025		670	648
VICI Properties, LP 4.75% 2/15/2028		6,844	6,487
VICI Properties, LP 4.95% 2/15/2030		5,515	5,178
VICI Properties, LP 5.125% 5/15/2032		11,766	11,020
VICI Properties, LP 5.625% 5/15/2052		550	491
			81,782

Information technology 0.46%
Analog Devices, Inc. 2.80% 10/1/2041		521	387
Apple, Inc. 4.00% 5/10/2028		2,850	2,805
Apple, Inc. 3.35% 8/8/2032		320	299
Apple, Inc. 4.30% 5/10/2033		1,205	1,199
Apple, Inc. 2.70% 8/5/2051		7,080	4,938
Apple, Inc. 3.95% 8/8/2052		3,335	2,942
Apple, Inc. 4.85% 5/10/2053		3,439	3,527
Broadcom Corp. 3.875% 1/15/2027		5,966	5,692
Broadcom, Inc. 4.00% 4/15/2029[2]		1,470	1,359
Broadcom, Inc. 4.15% 4/15/2032[2]		2,270	2,057
Broadcom, Inc. 3.469% 4/15/2034[2]		9,934	8,152
Broadcom, Inc. 3.137% 11/15/2035[2]		847	650
Intel Corp. 5.20% 2/10/2033		1,353	1,367
Intel Corp. 5.70% 2/10/2053		231	235
Intel Corp. 5.90% 2/10/2063		425	439
Oracle Corp. 1.65% 3/25/2026		4,867	4,419
Oracle Corp. 3.95% 3/25/2051		4,359	3,298
Salesforce, Inc. 1.95% 7/15/2031		3,775	3,118
Salesforce, Inc. 2.70% 7/15/2041		875	644
Salesforce, Inc. 2.90% 7/15/2051		2,012	1,416
			48,943

Materials 0.25%
Air Products and Chemicals, Inc. 2.70% 5/15/2040		2,911	2,175
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026		1,225	1,220
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028		2,502	2,487
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033		441	440
Braskem Netherlands Finance BV 7.25% 2/13/2033[2]		700	688
Celanese US Holdings, LLC 6.165% 7/15/2027		2,875	2,862
Celanese US Holdings, LLC 6.33% 7/15/2029		297	295
Celanese US Holdings, LLC 6.379% 7/15/2032		2,200	2,220
EIDP, Inc. 4.50% 5/15/2026		1,494	1,467
EIDP, Inc. 4.80% 5/15/2033		4,840	4,741

176	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[2]	USD	2,861	$2,269
Methanex Corp. 5.125% 10/15/2027		510	475
Nova Chemicals Corp. 4.25% 5/15/2029[2]		425	347
Nutrien, Ltd. 4.90% 3/27/2028		567	557
Nutrien, Ltd. 5.80% 3/27/2053		402	404
OCI NV 6.70% 3/16/2033[2]		1,350	1,321
POSCO 5.75% 1/17/2028[2]		745	756
Rio Tinto Finance (USA) PLC 5.00% 3/9/2033		440	444
Rio Tinto Finance (USA) PLC 5.125% 3/9/2053		470	474
South32 Treasury, Ltd. 4.35% 4/14/2032[2]		1,384	1,216
			26,858

Municipals 0.01%
Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041[2]		730	586
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[2]		565	436
			1,022

Total corporate bonds, notes & loans			3,573,639

Mortgage-backed obligations 30.68%
Federal agency mortgage-backed obligations 27.83%
Fannie Mae Pool #AB1068 4.50% 5/1/2025[5]		24	24
Fannie Mae Pool #256133 4.50% 1/1/2026[5]		25	24
Fannie Mae Pool #AR3058 3.00% 1/1/2028[5]		66	64
Fannie Mae Pool #AS8018 3.00% 9/1/2031[5]		39	37
Fannie Mae Pool #BM4741 3.00% 4/1/2032[5]		24	23
Fannie Mae Pool #913966 6.00% 2/1/2037[5]		34	34
Fannie Mae Pool #945680 6.00% 9/1/2037[5]		398	413
Fannie Mae Pool #924866 3.765% 10/1/2037[3,5]		141	137
Fannie Mae Pool #988588 5.50% 8/1/2038[5]		180	184
Fannie Mae Pool #889982 5.50% 11/1/2038[5]		851	874
Fannie Mae Pool #AB1297 5.00% 8/1/2040[5]		186	187
Fannie Mae Pool #AH8144 5.00% 4/1/2041[5]		790	790
Fannie Mae Pool #AH9479 5.00% 4/1/2041[5]		739	744
Fannie Mae Pool #FM7365 2.00% 5/1/2041[5]		160,121	136,785
Fannie Mae Pool #AI1862 5.00% 5/1/2041[5]		892	897
Fannie Mae Pool #AI3510 5.00% 6/1/2041[5]		457	459
Fannie Mae Pool #AJ0704 5.00% 9/1/2041[5]		410	413
Fannie Mae Pool #AJ5391 5.00% 11/1/2041[5]		296	298
Fannie Mae Pool #MA4501 2.00% 12/1/2041[5]		9,604	8,132
Fannie Mae Pool #MA4540 2.00% 2/1/2042[5]		2,528	2,150
Fannie Mae Pool #AZ3904 4.00% 5/1/2045[5]		41	39
Fannie Mae Pool #FM9416 3.50% 7/1/2045[5]		2,688	2,503
Fannie Mae Pool #AL8522 3.50% 5/1/2046[5]		849	790
Fannie Mae Pool #BD1968 4.00% 7/1/2046[5]		781	745
Fannie Mae Pool #BD5477 4.00% 7/1/2046[5]		135	129
Fannie Mae Pool #BE0592 4.00% 11/1/2046[5]		309	292
Fannie Mae Pool #MA3058 4.00% 7/1/2047[5]		40	38
Fannie Mae Pool #CA0770 3.50% 11/1/2047[5]		4,446	4,115
Fannie Mae Pool #CA0706 4.00% 11/1/2047[5]		86	82
Fannie Mae Pool #BM4413 4.50% 12/1/2047[5]		2,621	2,574
Fannie Mae Pool #CA1189 3.50% 2/1/2048[5]		1,327	1,228
Fannie Mae Pool #BJ5749 4.00% 5/1/2048[5]		16	16
Fannie Mae Pool #BF0293 3.00% 7/1/2048[5]		6,601	5,885
Fannie Mae Pool #BF0318 3.50% 8/1/2048[5]		5,313	4,909
Fannie Mae Pool #FM4891 3.50% 10/1/2048[5]		20,028	18,640
Fannie Mae Pool #BM4676 4.00% 10/1/2048[5]		12	12
Fannie Mae Pool #FM3280 3.50% 5/1/2049[5]		702	654
Fannie Mae Pool #CA3807 3.00% 7/1/2049[5]		1,344	1,201
Fannie Mae Pool #CA3806 3.00% 7/1/2049[5]		892	798
Fannie Mae Pool #FM1262 4.00% 7/1/2049[5]		21,572	20,580

American Funds Insurance Series	177

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM0007 3.50% 9/1/2049[5]	USD	14,432	$13,321
Fannie Mae Pool #FM1589 3.50% 9/1/2049[5]		4,208	3,883
Fannie Mae Pool #FM1954 3.50% 11/1/2049[5]		6,438	5,941
Fannie Mae Pool #CA5968 2.50% 6/1/2050[5]		5,920	5,089
Fannie Mae Pool #FM5507 3.00% 7/1/2050[5]		17,873	16,031
Fannie Mae Pool #CA6309 3.00% 7/1/2050[5]		6,449	5,767
Fannie Mae Pool #CA6349 3.00% 7/1/2050[5]		1,990	1,764
Fannie Mae Pool #CA6740 3.00% 8/1/2050[5]		1,187	1,052
Fannie Mae Pool #BQ1226 2.00% 9/1/2050[5]		4,344	3,576
Fannie Mae Pool #BP6715 2.00% 9/1/2050[5]		1	1
Fannie Mae Pool #FM4256 2.50% 9/1/2050[5]		3,170	2,730
Fannie Mae Pool #CA7028 2.50% 9/1/2050[5]		1,066	917
Fannie Mae Pool #CA7052 3.00% 9/1/2050[5]		446	396
Fannie Mae Pool #CA7325 2.00% 10/1/2050[5]		4,954	4,105
Fannie Mae Pool #CA7257 2.50% 10/1/2050[5]		302	260
Fannie Mae Pool #CA7381 3.00% 10/1/2050[5]		1,770	1,568
Fannie Mae Pool #CA7599 2.50% 11/1/2050[5]		7,177	6,179
Fannie Mae Pool #FM4897 3.00% 11/1/2050[5]		18,185	16,313
Fannie Mae Pool #MA4208 2.00% 12/1/2050[5]		12,380	10,192
Fannie Mae Pool #FM5166 3.00% 12/1/2050[5]		1,213	1,075
Fannie Mae Pool #MA4237 2.00% 1/1/2051[5]		36,405	29,970
Fannie Mae Pool #BR4104 2.00% 1/1/2051[5]		5,834	4,802
Fannie Mae Pool #FM6113 2.50% 1/1/2051[5]		25,937	22,103
Fannie Mae Pool #BR2666 2.00% 2/1/2051[5]		460	381
Fannie Mae Pool #CA8828 2.50% 2/1/2051[5]		6,092	5,242
Fannie Mae Pool #FM6548 2.00% 3/1/2051[5]		4,949	4,100
Fannie Mae Pool #MA4282 2.50% 3/1/2051[5]		1,495	1,276
Fannie Mae Pool #CB0290 2.00% 4/1/2051[5]		21,066	17,321
Fannie Mae Pool #MA4305 2.00% 4/1/2051[5]		32	26
Fannie Mae Pool #BR6309 2.50% 4/1/2051[5]		4,884	4,162
Fannie Mae Pool #MA4306 2.50% 4/1/2051[5]		4,224	3,604
Fannie Mae Pool #CB0191 3.00% 4/1/2051[5]		3,533	3,130
Fannie Mae Pool #CB0193 3.00% 4/1/2051[5]		435	385
Fannie Mae Pool #BR1035 2.00% 5/1/2051[5]		19	16
Fannie Mae Pool #FM7803 2.00% 6/1/2051[5]		591	489
Fannie Mae Pool #FM7909 3.00% 6/1/2051[5]		343	304
Fannie Mae Pool #FM7510 3.00% 6/1/2051[5]		232	206
Fannie Mae Pool #FM7900 2.50% 7/1/2051[5]		516	443
Fannie Mae Pool #FM8442 2.50% 8/1/2051[5]		8,826	7,527
Fannie Mae Pool #FS1057 2.50% 8/1/2051[5]		178	152
Fannie Mae Pool #CB1304 3.00% 8/1/2051[5]		1,589	1,413
Fannie Mae Pool #CB1527 2.50% 9/1/2051[5]		1,218	1,040
Fannie Mae Pool #FS4628 3.00% 10/1/2051[5]		3,932	3,484
Fannie Mae Pool #FS0965 2.00% 11/1/2051[5]		152	125
Fannie Mae Pool #FM9810 3.00% 11/1/2051[5]		1,130	1,000
Fannie Mae Pool #MA4493 2.50% 12/1/2051[5]		449	381
Fannie Mae Pool #CB2787 3.50% 12/1/2051[5]		27	24
Fannie Mae Pool #FS0454 3.00% 1/1/2052[5]		1,160	1,027
Fannie Mae Pool #BV3076 2.00% 2/1/2052[5]		20,332	16,627
Fannie Mae Pool #CB2765 2.00% 2/1/2052[5]		6,672	5,483
Fannie Mae Pool #FS0647 3.00% 2/1/2052[5]		39,435	35,201
Fannie Mae Pool #FS1655 4.00% 4/1/2052[5]		330	310
Fannie Mae Pool #CB3597 3.50% 5/1/2052[5]		496	453
Fannie Mae Pool #FS3539 3.50% 7/1/2052[5]		1,965	1,793
Fannie Mae Pool #BW8497 4.50% 9/1/2052[5]		64	62
Fannie Mae Pool #BX0097 4.50% 10/1/2052[5]		2,785	2,689
Fannie Mae Pool #BW1289 5.50% 10/1/2052[5]		3,406	3,401
Fannie Mae Pool #BW1243 5.50% 10/1/2052[5]		3,185	3,182
Fannie Mae Pool #MA4820 6.50% 10/1/2052[5]		260	267
Fannie Mae Pool #BX1132 4.50% 11/1/2052[5]		982	945
Fannie Mae Pool #MA4842 5.50% 12/1/2052[5]		5,901	5,893

178	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB5778 6.00% 12/1/2052[5]	USD	48		$49
Fannie Mae Pool #MA4919 5.50% 2/1/2053[5]		9,171		9,132
Fannie Mae Pool #BX7779 5.50% 3/1/2053[5]		5,000		4,978
Fannie Mae Pool #MA4977 4.50% 4/1/2053[5]		747		718
Fannie Mae Pool #BY0130 5.50% 4/1/2053[5]		1,000		996
Fannie Mae Pool #CB6033 6.00% 4/1/2053[5]		22,938		23,211
Fannie Mae Pool #MA4981 6.50% 4/1/2053[5]		25,614		26,170
Fannie Mae Pool #FS4563 5.00% 5/1/2053[5]		3,239		3,178
Fannie Mae Pool #MA5010 5.50% 5/1/2053[5]		7,149		7,119
Fannie Mae Pool #BY1592 5.50% 5/1/2053[5]		1,000		996
Fannie Mae Pool #MA5011 6.00% 5/1/2053[5]		9,145		9,229
Fannie Mae Pool #MA5039 5.50% 6/1/2053[5]		12,621		12,568
Fannie Mae Pool #FS5192 5.50% 6/1/2053[5]		8,170		8,152
Fannie Mae Pool #CB6485 6.00% 6/1/2053[5]		4,820		4,864
Fannie Mae Pool #CB6486 6.00% 6/1/2053[5]		2,981		3,021
Fannie Mae Pool #CB6465 6.00% 6/1/2053[5]		2,128		2,153
Fannie Mae Pool #FS4652 6.50% 6/1/2053[5]		1,723		1,761
Fannie Mae Pool #MA5071 5.00% 7/1/2053[5]		52,841		51,807
Fannie Mae Pool #MA5072 5.50% 7/1/2053[5]		16,468		16,398
Fannie Mae Pool #BF0145 3.50% 3/1/2057[5]		11,371		10,434
Fannie Mae Pool #BF0264 3.50% 5/1/2058[5]		8,601		7,850
Fannie Mae Pool #BF0332 3.00% 1/1/2059[5]		18,456		16,314
Fannie Mae Pool #BF0497 3.00% 7/1/2060[5]		21,551		18,412
Fannie Mae Pool #BF0585 4.50% 12/1/2061[5]		1,285		1,240
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[3,5]		—	[6]	—	[6]
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[5]		6		6
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[5]		17		18
Fannie Mae, Series 2002-W1, Class 2A, 4.782% 2/25/2042[3,5]		20		19
Freddie Mac Pool #ZS8507 3.00% 11/1/2028[5]		98		93
Freddie Mac Pool #ZK7590 3.00% 1/1/2029[5]		2,077		1,988
Freddie Mac Pool #A15120 5.50% 10/1/2033[5]		49		49
Freddie Mac Pool #QN1073 3.00% 12/1/2034[5]		41		38
Freddie Mac Pool #G05196 5.50% 10/1/2038[5]		47		48
Freddie Mac Pool #G05267 5.50% 12/1/2038[5]		35		36
Freddie Mac Pool #G06020 5.50% 12/1/2039[5]		67		69
Freddie Mac Pool #G05860 5.50% 2/1/2040[5]		246		253
Freddie Mac Pool #RB5071 2.00% 9/1/2040[5]		2,162		1,855
Freddie Mac Pool #A93948 4.50% 9/1/2040[5]		151		149
Freddie Mac Pool #SC0149 2.00% 3/1/2041[5]		6,434		5,510
Freddie Mac Pool #G06868 4.50% 4/1/2041[5]		162		160
Freddie Mac Pool #RB0544 2.00% 6/1/2041[5]		11,217		9,588
Freddie Mac Pool #G06841 5.50% 6/1/2041[5]		390		401
Freddie Mac Pool #RB5138 2.00% 12/1/2041[5]		2,531		2,153
Freddie Mac Pool #RB5145 2.00% 2/1/2042[5]		2,480		2,109
Freddie Mac Pool #RB5148 2.00% 3/1/2042[5]		5,296		4,502
Freddie Mac Pool #Z40130 3.00% 1/1/2046[5]		19,611		17,600
Freddie Mac Pool #ZT2100 3.00% 4/1/2047[5]		105		94
Freddie Mac Pool #G08789 4.00% 11/1/2047[5]		594		569
Freddie Mac Pool #G61733 3.00% 12/1/2047[5]		4,922		4,414
Freddie Mac Pool #G67709 3.50% 3/1/2048[5]		12,797		11,864
Freddie Mac Pool #G61628 3.50% 9/1/2048[5]		318		294
Freddie Mac Pool #Q58494 4.00% 9/1/2048[5]		1,256		1,200
Freddie Mac Pool #ZN4842 3.50% 4/1/2049[5]		742		685
Freddie Mac Pool #RA1369 3.50% 9/1/2049[5]		1,911		1,763
Freddie Mac Pool #SD7508 3.50% 10/1/2049[5]		10,429		9,635
Freddie Mac Pool #QA4673 3.00% 11/1/2049[5]		28,476		25,449
Freddie Mac Pool #QB1368 2.50% 7/1/2050[5]		5,674		4,887
Freddie Mac Pool #RA3384 3.00% 8/1/2050[5]		464		411
Freddie Mac Pool #SD8090 2.00% 9/1/2050[5]		1,324		1,090
Freddie Mac Pool #RA3506 3.00% 9/1/2050[5]		2,024		1,793
Freddie Mac Pool #SD7525 2.50% 10/1/2050[5]		7,136		6,146

American Funds Insurance Series	179

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8106 2.00% 11/1/2050[5]	USD	2,753	$2,266
Freddie Mac Pool #RA3987 2.50% 11/1/2050[5]		12,538	10,715
Freddie Mac Pool #QB8605 2.00% 2/1/2051[5]		502	415
Freddie Mac Pool #SD8128 2.00% 2/1/2051[5]		112	92
Freddie Mac Pool #SD8134 2.00% 3/1/2051[5]		80,974	66,410
Freddie Mac Pool #RA5288 2.00% 5/1/2051[5]		2,814	2,312
Freddie Mac Pool #RA5267 3.00% 5/1/2051[5]		1,312	1,162
Freddie Mac Pool #SD1852 2.50% 6/1/2051[5]		13,448	11,469
Freddie Mac Pool #QC2817 2.50% 6/1/2051[5]		2,755	2,359
Freddie Mac Pool #SD7544 3.00% 7/1/2051[5]		6,928	6,171
Freddie Mac Pool #RA5901 3.00% 9/1/2051[5]		1,292	1,143
Freddie Mac Pool #SD2880 3.00% 10/1/2051[5]		7,694	6,815
Freddie Mac Pool #SD0734 3.00% 10/1/2051[5]		2,081	1,851
Freddie Mac Pool #SD1385 2.50% 11/1/2051[5]		1,604	1,378
Freddie Mac Pool #RA6347 3.00% 11/1/2051[5]		1,466	1,297
Freddie Mac Pool #QD2025 3.50% 11/1/2051[5]		1,123	1,025
Freddie Mac Pool #SD7552 2.50% 1/1/2052[5]		10,613	9,094
Freddie Mac Pool #SD0855 2.50% 1/1/2052[5]		4,351	3,699
Freddie Mac Pool #SD0813 3.00% 1/1/2052[5]		4,710	4,187
Freddie Mac Pool #QD7089 3.50% 2/1/2052[5]		822	751
Freddie Mac Pool #SD8214 3.50% 5/1/2052[5]		6,869	6,266
Freddie Mac Pool #QE4855 3.50% 6/1/2052[5]		67	62
Freddie Mac Pool #QE4084 6.50% 6/1/2052[5]		319	330
Freddie Mac Pool #SD7556 3.00% 8/1/2052[5]		665	591
Freddie Mac Pool #QF1205 4.50% 9/1/2052[5]		295	284
Freddie Mac Pool #SD1896 4.00% 11/1/2052[5]		19,664	18,739
Freddie Mac Pool #SD1894 4.00% 11/1/2052[5]		6,861	6,568
Freddie Mac Pool #SD2948 5.50% 11/1/2052[5]		2,514	2,505
Freddie Mac Pool #QF2862 6.50% 11/1/2052[5]		63	64
Freddie Mac Pool #SD8280 6.50% 11/1/2052[5]		50	52
Freddie Mac Pool #SD2065 4.00% 12/1/2052[5]		1,094	1,027
Freddie Mac Pool #SD8288 5.00% 1/1/2053[5]		223	219
Freddie Mac Pool #SD8298 4.50% 2/1/2053[5]		16,900	16,257
Freddie Mac Pool #QF7144 5.50% 2/1/2053[5]		5,000	4,988
Freddie Mac Pool #SD8314 4.50% 4/1/2053[5]		218	209
Freddie Mac Pool #SD2716 5.00% 4/1/2053[5]		5,246	5,147
Freddie Mac Pool #SD8315 5.00% 4/1/2053[5]		624	611
Freddie Mac Pool #SD8316 5.50% 4/1/2053[5]		13,493	13,436
Freddie Mac Pool #QG1023 5.50% 4/1/2053[5]		5,000	4,978
Freddie Mac Pool #SD8324 5.50% 5/1/2053[5]		9,984	9,941
Freddie Mac Pool #QG3365 5.50% 5/1/2053[5]		5,000	4,978
Freddie Mac Pool #SD8329 5.00% 6/1/2053[5]		1,718	1,685
Freddie Mac Pool #SD8331 5.50% 6/1/2053[5]		26,570	26,457
Freddie Mac Pool #RA9294 6.50% 6/1/2053[5]		927	951
Freddie Mac Pool #RA9292 6.50% 6/1/2053[5]		778	797
Freddie Mac Pool #RA9289 6.50% 6/1/2053[5]		756	780
Freddie Mac Pool #RA9288 6.50% 6/1/2053[5]		725	751
Freddie Mac Pool #RA9287 6.50% 6/1/2053[5]		499	517
Freddie Mac Pool #RA9290 6.50% 6/1/2053[5]		388	400
Freddie Mac Pool #RA9291 6.50% 6/1/2053[5]		269	275
Freddie Mac Pool #RA9295 6.50% 6/1/2053[5]		198	206
Freddie Mac Pool #SD8341 5.00% 7/1/2053[5]		41,831	41,012
Freddie Mac Pool #SD8342 5.50% 7/1/2053[5]		69,423	69,129
Freddie Mac, Series 3061, Class PN, 5.50% 11/15/2035[5]		52	52
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[5]		120	121
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[3,5]		3,461	3,452
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036[5]		114	95
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[5]		109	91
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[5]		7,817	7,350

180	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[5]	USD	1,809	$1,691
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[5]		10,215	9,550
Government National Mortgage Assn. 2.00% 7/1/2053[5,7]		6,025	5,066
Government National Mortgage Assn. 2.50% 7/1/2053[5,7]		4,621	4,002
Government National Mortgage Assn. 3.00% 7/1/2053[5,7]		9,198	8,220
Government National Mortgage Assn. 3.50% 7/1/2053[5,7]		2,631	2,429
Government National Mortgage Assn. 4.00% 7/1/2053[5,7]		1,048	992
Government National Mortgage Assn. 4.50% 7/1/2053[5,7]		34,475	33,277
Government National Mortgage Assn. 5.50% 7/1/2053[5,7]		46,140	45,927
Government National Mortgage Assn. 3.50% 8/1/2053[5,7]		29,925	27,655
Government National Mortgage Assn. 4.00% 8/1/2053[5,7]		42,107	39,875
Government National Mortgage Assn. 5.00% 8/1/2053[5,7]		12,796	12,571
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049[5]		11,598	11,097
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[5]		32	32
Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/2049[5]		4,864	4,755
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050[5]		10,735	10,008
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[5]		9,388	8,019
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[5]		3,423	2,917
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[5]		3,387	2,878
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[5]		3,984	3,394
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[5]		1,532	1,179
Uniform Mortgage-Backed Security 2.00% 7/1/2038[5,7]		5,845	5,180
Uniform Mortgage-Backed Security 2.50% 7/1/2038[5,7]		1,315	1,197
Uniform Mortgage-Backed Security 4.00% 7/1/2038[5,7]		1,390	1,342
Uniform Mortgage-Backed Security 2.50% 8/1/2038[5,7]		6,230	5,681
Uniform Mortgage-Backed Security 2.00% 7/1/2053[5,7]		74,274	60,588
Uniform Mortgage-Backed Security 2.50% 7/1/2053[5,7]		36,782	31,195
Uniform Mortgage-Backed Security 3.00% 7/1/2053[5,7]		24,375	21,457
Uniform Mortgage-Backed Security 3.50% 7/1/2053[5,7]		94,647	86,258
Uniform Mortgage-Backed Security 4.00% 7/1/2053[5,7]		15,782	14,812
Uniform Mortgage-Backed Security 5.00% 7/1/2053[5,7]		107,111	104,960
Uniform Mortgage-Backed Security 5.50% 7/1/2053[5,7]		29,681	29,540
Uniform Mortgage-Backed Security 5.50% 7/1/2053[5,7]		2,930	2,917
Uniform Mortgage-Backed Security 6.00% 7/1/2053[5,7]		7,995	8,066
Uniform Mortgage-Backed Security 2.00% 8/1/2053[5,7]		36,780	30,046
Uniform Mortgage-Backed Security 2.50% 8/1/2053[5,7]		197,530	167,777
Uniform Mortgage-Backed Security 3.00% 8/1/2053[5,7]		16,715	14,735
Uniform Mortgage-Backed Security 3.50% 8/1/2053[5,7]		3,680	3,357
Uniform Mortgage-Backed Security 4.00% 8/1/2053[5,7]		114,980	108,005
Uniform Mortgage-Backed Security 4.50% 8/1/2053[5,7]		119,790	115,232
Uniform Mortgage-Backed Security 5.50% 8/1/2053[5,7]		128,010	127,380
Uniform Mortgage-Backed Security 6.00% 8/1/2053[5,7]		493,305	497,583
Uniform Mortgage-Backed Security 6.50% 8/1/2053[5,7]		8,447	8,620
			2,933,632

Commercial mortgage-backed securities 1.72%
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[5]		770	715
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[5]		100	91
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 3/15/2056[3,5]		3,500	3,565
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[5]		205	189
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[5]		126	116
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[3,5]		2,444	2,309
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[5]		1,018	878
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[5]		295	245
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[5]		2,541	2,338
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[3,5]		781	736
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 6.917% 5/15/2039[2,3,5]		8,575	8,527

American Funds Insurance Series	181

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.045% 4/15/2037[2,3,5]	USD	3,822	$3,716
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.262% 6/15/2027[2,3,5]		8,476	8,476
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.893% 9/15/2036[2,3,5]		14,727	14,269
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 6.143% 9/15/2036[2,3,5]		570	547
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 6.092% 10/15/2036[2,3,5]		5,292	5,135
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 6.49% 10/15/2036[2,3,5]		995	959
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 6.839% 10/15/2036[2,3,5]		996	959
BX Trust, Series 2021-RISE, Class A, (1-month USD-LIBOR + 0.74%) 5.941% 11/15/2036[2,3,5]		12,622	12,297
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.638% 4/15/2037[2,3,5]		5,336	5,263
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 5.863% 6/15/2038[2,3,5]		3,653	3,561
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 6.063% 6/15/2038[2,3,5]		423	410
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 6.293% 6/15/2038[2,3,5]		286	276
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 6.593% 6/15/2038[2,3,5]		723	695
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 6.043% 11/15/2038[2,3,5]		9,979	9,741
BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 6.443% 11/15/2038[2,3,5]		339	331
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 6.693% 11/15/2038[2,3,5]		100	97
BX Trust, Series 2021-ACNT, Class D, (1-month USD-LIBOR + 1.85%) 7.043% 11/15/2038[2,3,5]		151	146
BX Trust, Series 2022-GPA, Class A, (1-month USD CME Term SOFR + 2.165%) 7.312% 10/15/2039[2,3,5]		3,198	3,199
BX Trust, Series 2023-VLT2, Class A, (1-month USD CME Term SOFR + 2.281%) 7.34% 6/15/2040[2,3,5]		3,891	3,886
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[2,3,5]		19,044	19,045
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[5]		610	570
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 4/10/2047[5]		350	338
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[5]		1,137	1,092
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[5]		200	182
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 6.273% 7/15/2038[2,3,5]		2,776	2,724
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 6.573% 7/15/2038[2,3,5]		633	619
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 6.893% 7/15/2038[2,3,5]		864	842
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 7.443% 7/15/2038[2,3,5]		661	644
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[5]		2,432	2,429
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[2,5]		449	425
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[2,5]		1,897	1,479
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD CME Term SOFR + 1.148%) 6.295% 12/15/2036 (1-month USD CME Term SOFR + 1.348% on 12/15/2023)[1,2,5]		3,894	3,850

182	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
GS Mortgage Securities Trust, Series 2022-SHIP, Class A, (1-month USD CME Term SOFR + 0.731%) 5.878% 8/15/2024[2,3,5]	USD	1,317	$1,309
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[5]		400	361
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[5]		100	93
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[5]		1,536	1,252
ILPT Commercial Mortgage Pass-through Certificates, Series 2022-LPF2, Class A, (1-month USD CME Term SOFR + 2.245%) 7.392% 10/15/2039[2,3,5]		3,391	3,388
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2/15/2047[5]		3,280	3,225
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[5]		640	591
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[5]		240	218
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[2,5]		7,867	6,287
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[3,5]		2,040	1,894
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.062% 4/15/2038[2,3,5]		154	151
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[5]		5,446	5,283
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[5]		410	389
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[5]		245	229
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[5]		730	675
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[2,5]		4,065	3,268
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 5.77% 7/15/2036[2,3,5]		9,351	9,080
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 6.119% 7/15/2036[2,3,5]		1,000	971
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 5.924% 11/15/2038[2,3,5]		8,739	8,499
SREIT Trust, Series 2021-MFP, Class B, (1-month USD-LIBOR + 1.079%) 6.273% 11/15/2038[2,3,5]		263	255
SREIT Trust, Series 2021-MFP, Class C, (1-month USD-LIBOR + 1.329%) 6.522% 11/15/2038[2,3,5]		141	136
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 9/15/2048[5]		2,373	2,252
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[5]		2,550	2,388
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[5]		1,019	889
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[5]		205	190
			181,184

Collateralized mortgage-backed obligations (privately originated) 1.13%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[2,3,5]		2,651	2,128
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[2,5]		120	110
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,2,5]		5,724	5,193
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[2,3,5]		849	758
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[2,3,5]		526	495
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[2,5]		4,663	4,085
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[2,3,5]		2,649	2,493
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[2,3,5]		603	578
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[2,3,5]		1,451	1,376
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[2,3,5]		6,565	6,046
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[2,3,5]		193	174

American Funds Insurance Series	183

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[2,3,5]	USD	1,574	$1,310
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 7.817% 5/25/2042[2,3,5]		298	304
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.467% 12/25/2042[2,3,5]		664	669
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.367% 5/25/2043[2,3,5]		3,574	3,593
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.967% 6/25/2043[2,3,5]		2,505	2,514
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[2,5]		1,575	1,411
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[2,3,5]		8,924	8,695
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[2,5]		2,002	2,159
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[2,5]		2,550	2,559
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 7/25/2051[2,3,5]		2,013	1,626
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 8/25/2051[2,3,5]		1,882	1,520
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[2,3,5]		1,980	1,599
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[2,3,5]		3,106	2,519
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[2,3,5]		2,159	1,744
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.067% 4/25/2042[2,3,5]		1,376	1,380
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.267% 5/25/2042[2,3,5]		66	66
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.017% 6/25/2042[2,3,5]		250	254
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.217% 9/25/2042[2,3,5]		535	538
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.767% 9/25/2042[2,3,5]		1,519	1,568
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 7.00% 2/25/2050[2,3,5]		2,638	2,647
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (1-month USD-LIBOR + 6.00%) 11.15% 8/25/2050[2,3,5]		881	979
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[2,3,5]		3,272	2,736
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[2,5]		5,165	4,511
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[2,3,5]		863	697
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,2,5]		3,329	3,199
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[2,3,5]		804	747
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,2,5]		2,488	2,311
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 6.00% 11/25/2055[2,3,5]		16,160	15,976
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060[2,3,5]		2,874	2,536
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[2,3,5]		3,400	2,799
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[2,5]		1,124	1,024
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[2,3,5]		2,415	2,320
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[2,5]		10,053	8,787
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[2,8]		1,680	1,486
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[2,5]		5,033	4,481
Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[2,5]		2,229	2,180
			118,880

Total mortgage-backed obligations			3,233,696

184	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
U.S. Treasury bonds & notes 23.16%
U.S. Treasury 20.12%
U.S. Treasury 2.25% 12/31/2023	USD	378		$373
U.S. Treasury 1.50% 2/29/2024		407		396
U.S. Treasury 2.125% 2/29/2024		7,655		7,495
U.S. Treasury 4.50% 11/30/2024		41,180		40,752
U.S. Treasury 3.875% 3/31/2025[9]		276,152		270,744
U.S. Treasury 4.25% 5/31/2025		107,063		105,715
U.S. Treasury 4.625% 6/30/2025		37,155		36,997
U.S. Treasury 3.00% 7/15/2025		97,643		94,118
U.S. Treasury 2.25% 11/15/2025		6,785		6,412
U.S. Treasury 0.375% 12/31/2025		44,080		39,734
U.S. Treasury 0.375% 1/31/2026		5,615		5,042
U.S. Treasury 4.00% 2/15/2026		13,188		12,987
U.S. Treasury 3.625% 5/15/2026		1,926		1,879
U.S. Treasury 0.75% 5/31/2026		21,890		19,663
U.S. Treasury 4.125% 6/15/2026		205		203
U.S. Treasury 0.75% 8/31/2026		16,021		14,291
U.S. Treasury 1.875% 2/28/2027		4,000		3,667
U.S. Treasury 2.75% 4/30/2027		11,500		10,862
U.S. Treasury 2.625% 5/31/2027		43,530		40,896
U.S. Treasury 2.25% 11/15/2027[9]		105,830		97,464
U.S. Treasury 6.125% 11/15/2027		24,000		25,804
U.S. Treasury 1.125% 2/29/2028		9,895		8,622
U.S. Treasury 4.00% 2/29/2028		4,750		4,715
U.S. Treasury 3.625% 3/31/2028		13		13
U.S. Treasury 3.625% 5/31/2028		90,450		88,460
U.S. Treasury 4.00% 6/30/2028		24,000		23,886
U.S. Treasury 1.00% 7/31/2028		5,630		4,828
U.S. Treasury 1.125% 8/31/2028		13,555		11,678
U.S. Treasury 5.25% 11/15/2028		5,700		5,994
U.S. Treasury 2.375% 5/15/2029		4,070		3,710
U.S. Treasury 3.875% 12/31/2029[9]		264,735		262,366
U.S. Treasury 4.00% 2/28/2030		38,255		38,222
U.S. Treasury 3.75% 5/31/2030		22,646		22,325
U.S. Treasury 3.75% 6/30/2030		18,000		17,783
U.S. Treasury 1.625% 5/15/2031		1,630		1,385
U.S. Treasury 4.125% 11/15/2032		114		116
U.S. Treasury 3.375% 5/15/2033		111,174		107,384
U.S. Treasury 4.25% 5/15/2039[9]		102,285		106,981
U.S. Treasury 1.125% 5/15/2040		103,968		67,416
U.S. Treasury 1.375% 11/15/2040		24,540		16,422
U.S. Treasury 1.875% 2/15/2041		36,900		26,792
U.S. Treasury 2.00% 11/15/2041		57		42
U.S. Treasury 2.375% 2/15/2042		2,701		2,103
U.S. Treasury 3.875% 5/15/2043		29,819		29,175
U.S. Treasury 3.00% 2/15/2049		129,850		109,802
U.S. Treasury 2.875% 5/15/2049		290		240
U.S. Treasury 1.25% 5/15/2050		3,390		1,905
U.S. Treasury 1.875% 11/15/2051		4,670		3,080
U.S. Treasury 2.875% 5/15/2052		990		819
U.S. Treasury 4.00% 11/15/2052		13,243		13,588
U.S. Treasury 3.625% 2/15/2053[9]		318,152		305,015
				2,120,361

U.S. Treasury inflation-protected securities 3.04%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[10]		—	[6]	—	[6]
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[10]		67,156		65,184
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[10]		19,310		18,518
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[10]		55,723		53,356
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[10]		5,716		5,346
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[10]		51,430		47,612

American Funds Insurance Series	185

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[10]	USD	73,752	$69,161
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[10]		5,427	5,349
U.S. Treasury Inflation-Protected Security 0.50% 1/15/2028[9,10]		55,297	51,741
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[10]		6,228	4,152
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[10]		185	123
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[10]		59	57
			320,599

Total U.S. Treasury bonds & notes			2,440,960

Asset-backed obligations 4.89%
ACHV ABS Trust, Series 2023-1, Class A, 6.42% 3/18/2030[2,5]		104	104
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 8/17/2026[2,5]		701	682
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[2,5]		409	395
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[2,5]		305	299
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 6/15/2026[2,5]		317	316
American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.40% 6/15/2026[2,5]		2,500	2,462
American Credit Acceptance Receivables Trust, Series 2022-3, Class B, 4.55% 10/13/2026[2,5]		360	356
American Credit Acceptance Receivables Trust, Series 2023-2, Class A, 5.89% 10/13/2026[2,5]		1,232	1,229
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 3/15/2027[2,5]		488	483
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 3/15/2027[2,5]		806	777
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 10/17/2036[2,5]		1,121	1,088
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[2,5]		2,748	2,633
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[2,5]		396	382
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[5]		1,535	1,535
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[5]		997	941
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[5]		1,109	1,014
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[5]		2,613	2,348
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[2,5]		2,755	2,729
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class A, 3.35% 9/22/2025[2,5]		2,210	2,146
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[2,5]		7,689	7,157
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[2,5]		2,427	2,201
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[2,5]		623	574
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 4.25% 2/20/2027[2,5]		1,279	1,191
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[2,5]		3,445	3,031
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[2,5]		531	463
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[2,5]		193	167
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[2,5]		6,724	6,674
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[2,5]		5,059	5,056
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 6.379% 11/20/2030[2,3,5]		535	531

186	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[2,5]	USD	134	$128
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[2,5]		269	238
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[2,5]		3,707	3,199
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[2,5]		474	392
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[5]		695	693
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[5]		210	192
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[5]		206	188
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[5]		341	327
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[2,5]		15,521	12,930
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[2,5]		6,025	4,931
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[2,5]		657	519
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[2,5]		612	556
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[2,5]		18,497	16,618
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[2,5]		1,926	1,612
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[2,5]		3,362	3,007
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[2,5]		364	303
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[2,5]		5,994	5,201
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[2,5]		1,898	1,610
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[2,5]		14,984	14,623
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[2,5]		6,572	6,390
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[2,5]		2,146	1,860
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[2,5]		4,446	3,865
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[2,5]		407	342
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[2,5]		1,110	1,096
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 9/15/2026[2,5]		110	110
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[2,5]		590	567
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[2,5]		1,263	1,260
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 8/15/2028[2,5]		2,111	2,056
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[2,5]		2,797	2,698
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028[5]		9,641	9,437
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 10/15/2026[5]		2,356	2,340
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 6/15/2027[5]		2,918	2,877
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[5]		4,053	3,814
DriveTime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2/18/2025[2,5]		448	448
DriveTime Auto Owner Trust, Series 2019-3, Class D, 2.96% 4/15/2025[2,5]		775	769
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[2,5]		560	548
DriveTime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 10/15/2026[2,5]		745	725
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[2,5]		449	416
DriveTime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 1/15/2027[2,5]		482	479
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[2,5]		1,231	1,191
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[2,5]		832	775
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[2,5]		659	657
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[2,5]		397	345
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[2,5]		897	864
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[2,5]		1,351	1,323
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 3/17/2025[2,5]		1,683	1,673
Exeter Automobile Receivables Trust, Series 2023-1, Class A2, 5.61% 6/16/2025[5]		267	267
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 7/15/2025[5]		56	56
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 8/15/2025[2,5]		1,948	1,927
Exeter Automobile Receivables Trust, Series 2023-3, Class A2, 6.11% 9/15/2025[5]		198	198
Exeter Automobile Receivables Trust, Series 2022-2A, Class A3, 2.80% 11/17/2025[5]		566	563
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[5]		355	354
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 12/15/2025[2,5]		591	578
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[5]		1,508	1,475
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/2026[5]		1,012	990
Exeter Automobile Receivables Trust, Series 2023-3, Class A3, 6.04% 7/15/2026[5]		100	100
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 10/15/2026[5]		3,047	3,003

American Funds Insurance Series	187

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[5]	USD	568	$558
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[5]		2,612	2,422
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[5]		232	232
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[5]		418	417
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[5]		271	258
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[5]		758	758
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[5]		462	461
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[2,5]		1,014	1,019
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[5]		1,184	1,169
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[2,5]		17,891	16,073
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[2,5]		1,378	1,217
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[2,5]		1,733	1,635
Ford Credit Auto Owner Trust, Series 2023-A, Class A2A, 5.14% 3/15/2026[5]		2,583	2,571
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028[5]		765	764
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029[5]		597	596
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 1/15/2030[2,5]		17,675	17,661
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/2030[2,5]		2,180	2,152
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[2,5]		30,070	28,909
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[2,5]		1,619	1,524
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[2,5]		4,218	4,133
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[2,5]		5,833	5,776
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[2,5]		1,915	1,681
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[2,5]		1,354	1,153
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[2,5]		151	125
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[2,5]		2,662	2,371
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[2,5]		9,210	7,912
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[2,5]		2,573	2,224
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[2,5]		201	170
GLS Auto Receivables Trust, Series 2023-2, Class A2, 5.70% 1/15/2027[2,5]		710	707
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[2,5]		4,815	4,768
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[2,5]		2,703	2,758
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.45% 6/15/2028[2,5]		1,600	1,599
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/17/2030[2,5]		948	946
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[2,5,8]		8,590	8,590
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[2,5]		12,703	11,909
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[2,5]		1,171	1,096
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[2,5]		810	754
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[2,5]		17,770	15,511
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[2,5]		1,264	1,106
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[2,5]		859	742
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[5]		342	340
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.38% 6/21/2029[5]		188	187
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 8/17/2026[2,5]		541	527
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[2,5]		1,781	1,773
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[2,5]		304	288
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[2,5]		908	898
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[2,5]		706	698
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[2,5]		2,263	2,253
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[2,5]		438	433
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[2,5]		861	849
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[2,5]		615	606
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[2,5]		1,361	1,340
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[2,5]		623	621
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[2,5]		123	121
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 6.261% 7/21/2030[2,3,5]		875	868
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 6.41% 4/15/2029[2,3,5]		476	473

188	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[5,8,11]	USD	1,006	$1,003
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[5,8,11]		150	150
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[2,5]		3,155	3,126
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[2,5]		3,707	3,201
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[2,5]		2,321	1,964
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[2,5]		832	715
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[2,5]		4,226	3,686
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[2,5]		274	244
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[2,5]		4,776	4,242
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[2,5]		10,931	9,721
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 5.886% 4/20/2062[2,3,5]		3,519	3,455
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[2,5]		50,765	43,323
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 6.225% 7/25/2030[2,3,5]		258	255
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[2,5]		196	186
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 6.15% 4/20/2029[2,3,5]		219	218
PFS Financing Corp., Series 2021-B, Class A, 0.775% 8/17/2026[2,5]		7,884	7,424
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[2,5]		1,721	1,668
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[2,5]		1,710	1,713
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[2,5]		4,558	4,532
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 10/15/2024[2,5]		67	67
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 8/15/2025[2,5]		1,355	1,345
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[2,5]		238	237
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.365%) 6.40% 7/25/2051[2,3,5]		414	409
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 7/15/2025[5]		463	462
Santander Drive Auto Receivables Trust, Series 2023-2, Class A2, 5.87% 3/16/2026[5]		463	463
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 6/15/2026[5]		1,709	1,685
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[5]		2,198	2,143
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[5]		917	899
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[5]		1,802	1,704
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 9/15/2027[5]		1,659	1,626
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[5]		2,236	2,089
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[5]		856	830
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[2,5]		2,043	2,044
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[2,5]		624	624
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[2,5]		361	360
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[2,5]		2,550	2,191
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[2,5]		470	393
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[2,5]		2,305	2,007
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[2,5]		2,872	2,576
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[2,5]		425	344
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[2,5]		1,012	916
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[2,5]		1,135	1,009
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[2,5]		2,022	1,842
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[2,5]		2,767	2,428
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[2,5]		1,154	1,049
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[2,5]		2,085	1,831
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/2046[2,5]		5,900	4,984
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2/20/2046[2,5]		330	275
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[2,5]		4,960	4,261
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[2,5]		4,145	3,598

American Funds Insurance Series	189

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[2,5]	USD	124	$101
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[2,5]		6,000	5,828
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[2,5]		9,870	8,472
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[2,5]		3,385	2,846
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[2,5]		329	271
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[5]		1,215	1,205
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[2,5]		5,380	5,338
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 11/17/2025[2,5]		1,012	999
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/2026[2,5]		3,023	2,905
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 7/15/2026[2,5]		1,690	1,667
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[2,5]		2,181	2,085
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[2,5]		180	180
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[2,5]		1,446	1,340
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[2,5]		1,799	1,797
			515,920

Municipals 1.52%
California 0.03%
G.O. Bonds, Series 2009, 7.50% 4/1/2034		2,100	2,561
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034		450	367
			2,928

Illinois 1.38%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029		65	65
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039		31,050	29,373
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040		8,945	8,526
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025		2,500	2,232
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033		107,000	105,260
			145,456

New York 0.04%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 2.202% 3/15/2034		6,390	5,032

Texas 0.03%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		4,075	3,004

Wisconsin 0.04%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034		4,570	4,289

Total municipals			160,709

Bonds & notes of governments & government agencies outside the U.S. 1.25%
Chile (Republic of) 4.00% 1/31/2052		580	474
Colombia (Republic of) 7.50% 2/2/2034		2,530	2,481
Dominican Republic 5.95% 1/25/2027[2]		8,100	7,959
Dominican Republic 7.05% 2/3/2031[2]		680	679
Greece (Hellenic Republic of) 3.875% 6/15/2028	EUR	21,570	23,974
Greece (Hellenic Republic of) 1.50% 6/18/2030		10,830	10,283

190	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Greece (Hellenic Republic of) 0.75% 6/18/2031	EUR	9,600	$8,414
Greece (Hellenic Republic of) 4.25% 6/15/2033		23,825	27,244
Indonesia Asahan Aluminium (Persero) PT 5.71% 11/15/2023[2]	USD	1,020	1,016
Indonesia Asahan Aluminium (Persero) PT 5.80% 5/15/2050[2]		1,150	1,016
Panama (Republic of) 3.362% 6/30/2031		13,834	11,908
Paraguay (Republic of) 5.00% 4/15/2026		1,250	1,242
Poland (Republic of) 5.75% 11/16/2032		555	583
Poland (Republic of) 4.875% 10/4/2033		830	816
Portuguese Republic 5.125% 10/15/2024		24,775	24,626
Qatar (State of) 4.50% 4/23/2028[2]		5,100	5,110
Qatar (State of) 5.103% 4/23/2048[2]		3,400	3,395
			131,220

Federal agency bonds & notes 0.11%
Fannie Mae 2.125% 4/24/2026[9]		11,910	11,147

Total bonds, notes & other debt instruments (cost: $10,634,674,000)			10,067,291

Common stocks 0.00%		Shares
Energy 0.00%
FORESEA Holding SA, Class C, nonvoting shares[2,8,12]		555	13
FORESEA Holding SA, Class B2,8,12		61	1
Total common stocks (cost: $8,000)			14

Short-term securities 19.05%
Money market investments 19.05%
Capital Group Central Cash Fund 5.15%[13,14]		20,073,402	2,007,541

Total short-term securities (cost: $2,007,086,000)			2,007,541
Total investment securities 114.56% (cost: $12,641,768,000)			12,074,846
Other assets less liabilities (14.56)%			(1,534,491)

Net assets 100.00%			$10,540,355

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2023 (000)
30 Day Federal Funds Futures	Short	1	July 2023	USD	(395)	$— [6]
30 Day Federal Funds Futures	Short	17	October 2023		(6,706)	22
30 Day Federal Funds Futures	Short	7	November 2023		(2,759)	5
3 Month SOFR Futures	Long	153	September 2023		36,253	36
3 Month SOFR Futures	Long	7,642	December 2023		1,807,333	(3,654)
3 Month SOFR Futures	Short	4,916	March 2024		(1,163,126)	413
3 Month SOFR Futures	Long	182	September 2024		43,334	(75)
2 Year U.S. Treasury Note Futures	Long	6,747	September 2023		1,371,960	(12,221)
5 Year U.S. Treasury Note Futures	Long	12,198	September 2023		1,306,330	(13,244)
10 Year Euro-Bund Futures	Short	403	September 2023		(58,813)	782
10 Year Japanese Government Bond Futures	Short	50	September 2023		(51,474)	(177)
10 Year U.S. Treasury Note Futures	Long	10,107	September 2023		1,134,669	(16,854)
10 Year Ultra U.S. Treasury Note Futures	Short	6,061	September 2023		(717,850)	7,380

American Funds Insurance Series	191

The Bond Fund of America (continued)

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2023 (000)
20 Year U.S. Treasury Bond Futures	Short	2,654	September 2023	USD(336,809)	$(121)
30 Year Ultra U.S. Treasury Bond Futures	Long	3,651	September 2023	497,335	4,468
					$(33,240)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased		Currency sold			Settlement	at 6/30/2023
(000)		(000)		Counterparty	date	(000)
USD	4,632	MYR	21,170	BNP Paribas	7/7/2023	$70
EUR	2,000	USD	2,153	BNP Paribas	7/7/2023	31
USD	629	EUR	582	Goldman Sachs	7/7/2023	(6)
MYR	21,170	USD	4,608	HSBC Bank	7/7/2023	(46)
MXN	150,290	USD	8,716	HSBC Bank	7/11/2023	45
USD	1,745	IDR	25,943,000	JPMorgan Chase	7/11/2023	21
IDR	25,943,000	USD	1,744	BNP Paribas	7/11/2023	(20)
JPY	243,400	USD	1,757	Bank of America	7/11/2023	(67)
USD	9,095	MXN	160,010	HSBC Bank	7/11/2023	(233)
USD	37,171	KRW	47,448,000	JPMorgan Chase	7/17/2023	1,134
USD	56,539	EUR	52,030	Citibank	7/17/2023	(287)
KRW	47,448,000	USD	37,346	HSBC Bank	7/17/2023	(1,309)
USD	1,295	EUR	1,180	Morgan Stanley	7/24/2023	6
USD	2,945	EUR	2,681	UBS AG	7/25/2023	16
USD	12,881	EUR	11,740	Bank of America	7/27/2023	51
JPY	730,350	USD	5,095	HSBC Bank	7/27/2023	(11)
USD	1,074	KRW	1,415,000	JPMorgan Chase	8/11/2023	(2)
KRW	1,415,000	USD	1,092	Citibank	8/11/2023	(16)
						$(623)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2023 (000)	paid (000)	at 6/30/2023 (000)
SOFR	Annual	0.471%	Annual	10/26/2023	USD	87,775	$1,355	$—	$1,355
0.45801%	Annual	SOFR	Annual	10/26/2023		85,775	(1,327)	—	(1,327)
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024		65,416	(219)	—	(219)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024		95,844	(317)	—	(317)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024		130,900	(436)	—	(436)
3.497%	Annual	U.S. EFFR	Annual	6/16/2024		27,000	(473)	—	(473)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024		72,532	(1,250)	—	(1,250)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024		78,378	(1,349)	—	(1,349)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024		4,154	(74)	—	(74)

192	American Funds Insurance Series

The Bond Fund of America (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional		Value at	Upfront premium	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2023 (000)	paid (000)	at 6/30/2023 (000)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	USD	19,800	$(358)	$—	$(358)
SOFR	Annual	3.2975%	Annual	3/8/2051		39,095	(373)	—	(373)
							$(4,821)	$—	$(4,821)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)		Value at 6/30/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 6/30/2023 (000)
CDX.NA.IG.40	1.00%	Quarterly	6/20/2028	USD	105,948	$(1,583)	$(1,029)	$(554)
CDX.NA.HY.40	5.00%	Quarterly	6/20/2028		52,895	(1,464)	(403)	(1,061)
						$(3,047)	$(1,432)	$(1,615)

Investments in affiliates14

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 6/30/2023 (000)	Dividend income (000)
Short-term securities 19.05%
Money market investments 19.05%
Capital Group Central Cash Fund 5.15%[13]	$1,425,720	$3,767,938	$3,186,502	$128	$257	$2,007,541	$43,566

Restricted securities11

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[5,8]	12/6/2022	$1,006	$1,003	.01%
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[5,8]	12/6/2022	150	150	.0015
Total		$1,156	$1,153	.01%

American Funds Insurance Series	193

The Bond Fund of America (continued)

[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,439,489,000, which represented 13.66% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Amount less than one thousand.
[7]	Purchased on a TBA basis.
[8]	Value determined using significant unobservable inputs.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $74,570,000, which represented .71% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $1,153,000, which represented .01% of the net assets of the fund.
[12]	Security did not produce income during the last 12 months.
[13]	Rate represents the seven-day yield at 6/30/2023.
[14]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[15]	Amount less than .01%.

194	American Funds Insurance Series

The Bond Fund of America (continued)

Key to abbreviations

Assn. = Association

Auth. = Authority

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company

EFFR = Effective Federal Funds Rate

EUR = Euros

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.

IDR = Indonesian rupiah

JPY = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	195

Capital World Bond Fund
Investment portfolio June 30, 2023	unaudited

Bonds, notes & other debt instruments 93.12%	Principal amount (000)		Value (000)
Euros 20.62%
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[1]	EUR	2,800	$2,424
Albania (Republic of) 5.90% 6/9/2028		800	856
Altria Group, Inc. 3.125% 6/15/2031		800	753
American Honda Finance Corp. 1.95% 10/18/2024		560	595
American Tower Corp. 0.45% 1/15/2027		2,525	2,392
American Tower Corp. 0.875% 5/21/2029		1,470	1,308
AT&T, Inc. 1.60% 5/19/2028		2,350	2,297
AT&T, Inc. 4.30% 11/18/2034		260	285
Austria (Republic of) 0% 2/20/2031		3,530	3,077
Banco de Sabadell, SA 2.625% 3/24/2026 (5-year EUR Mid-Swap + 2.20% on 3/24/2025)[1]		500	519
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[1]		2,100	2,247
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1,2]		5,000	5,296
Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027)[1]		2,800	2,862
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033		3,000	3,258
Belgium (Kingdom of), Series 98, 3.30% 6/22/2054		880	940
BPCE 4.625% 7/18/2023		1,200	1,310
BPCE 1.00% 4/1/2025		2,900	2,987
BPCE 4.50% 1/13/2033		1,400	1,534
British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[1]		2,400	2,205
Bulgaria (Republic of) 4.50% 1/27/2033		865	937
CaixaBank, SA 2.25% 4/17/2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]		2,400	2,432
Celanese US Holdings, LLC 4.777% 7/19/2026		235	250
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[1]		2,100	1,813
Deutsche Bank AG 4.00% 6/24/2032 (3-month EUR-EURIBOR + 3.30% on 6/24/2027)[1]		700	673
Deutsche Telekom International Finance BV 7.50% 1/24/2033		200	285
Dow Chemical Co. (The) 0.50% 3/15/2027		1,110	1,054
E.ON SE 1.625% 3/29/2031		810	768
Egypt (Arab Republic of) 5.625% 4/16/2030		300	182
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[1]		1,400	1,236
Equinor ASA 1.375% 5/22/2032		2,550	2,315
European Investment Bank 0.25% 1/20/2032		4,900	4,241
European Investment Bank 1.50% 6/15/2032		1,000	963
European Union 0% 7/6/2026		1,600	1,585
European Union 0.25% 10/22/2026		610	604
European Union 0% 7/4/2031		705	607
European Union 0% 7/4/2035		220	166
European Union 0.20% 6/4/2036		1,500	1,128
Finland (Republic of) 3.00% 9/15/2033		2,740	2,991
Finland (Republic of) 2.75% 4/15/2038		380	396
French Republic O.A.T. 0.75% 2/25/2028		4,500	4,453
French Republic O.A.T. 0% 11/25/2030		19,550	17,337
French Republic O.A.T. 0% 5/25/2032		2,120	1,798
French Republic O.A.T. 2.00% 11/25/2032		4,260	4,309
French Republic O.A.T. 0.50% 5/25/2040		2,080	1,482
French Republic O.A.T. 0.75% 5/25/2052		2,850	1,694
French Republic O.A.T. 3.00% 5/25/2054		2,140	2,207
Germany (Federal Republic of) 2.50% 3/13/2025		6,245	6,731
Germany (Federal Republic of) 0% 4/11/2025		2,100	2,167
Germany (Federal Republic of) 0% 10/9/2026		6,060	6,039
Germany (Federal Republic of) 0% 4/16/2027		32,700	32,252
Germany (Federal Republic of) 1.30% 10/15/2027		6,380	6,589
Germany (Federal Republic of) 0% 2/15/2030		13,340	12,425
Germany (Federal Republic of) 0% 8/15/2030		6,285	5,796
Germany (Federal Republic of) 0% 8/15/2031		12,600	11,378

196	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Euros (continued)
Germany (Federal Republic of) 1.70% 8/15/2032	EUR	2,381	$2,457
Germany (Federal Republic of) 1.00% 5/15/2038		1,175	1,046
Germany (Federal Republic of) 0% 8/15/2050		1,200	703
Goldman Sachs Group, Inc. 3.375% 3/27/2025[2]		5,000	5,384
Goldman Sachs Group, Inc. 1.00% 3/18/2033[2]		2,705	2,199
Greece (Hellenic Republic of) 3.875% 6/15/2028		15,835	17,600
Greece (Hellenic Republic of) 1.50% 6/18/2030		2,760	2,621
Greece (Hellenic Republic of) 0.75% 6/18/2031		700	614
Greece (Hellenic Republic of) 1.75% 6/18/2032		4,730	4,433
Greece (Hellenic Republic of) 4.25% 6/15/2033		985	1,126
Greece (Hellenic Republic of) 1.875% 1/24/2052		7,918	5,504
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[1]		1,200	1,383
Intesa Sanpaolo SpA 6.625% 9/13/2023		510	559
Ireland (Republic of) 3.00% 10/18/2043		2,010	2,158
Israel (State of) 2.875% 1/29/2024		1,180	1,278
Italy (Republic of) 1.85% 7/1/2025		17,700	18,607
Italy (Republic of) 1.35% 4/1/2030		7	7
JPMorgan Chase & Co. 0.389% 2/24/2028 (3-month EUR-EURIBOR + 0.65% on 2/24/2027)[1,2]		3,208	3,041
KfW 0.125% 6/30/2025		590	603
Lloyds Banking Group PLC 1.75% 9/7/2028 (5-year EUR-EURIBOR + 1.30% on 9/7/2023)[1]		2,400	2,599
Morgan Stanley 2.103% 5/8/2026 (3-month EUR-EURIBOR + 0.904% on 5/8/2025)[1]		580	604
Morgan Stanley 2.95% 5/7/2032 (3-month EUR-EURIBOR + 1.245% on 5/7/2031)[1]		1,535	1,514
Morocco (Kingdom of) 3.50% 6/19/2024		1,400	1,518
Morocco (Kingdom of) 1.50% 11/27/2031		3,300	2,686
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[1]		2,725	2,373
Philippines (Republic of) 0.25% 4/28/2025		875	891
Portuguese Republic 0.475% 10/18/2030		1,610	1,469
Portuguese Republic 3.50% 6/18/2038		3,140	3,429
Quebec (Province of) 0.25% 5/5/2031		920	792
Quebec (Province of) 0.50% 1/25/2032		1,155	993
Romania 2.125% 3/7/2028		1,440	1,368
Romania 2.00% 1/28/2032		1,605	1,290
Romania 3.75% 2/7/2034		530	469
Serbia (Republic of) 1.50% 6/26/2029		3,353	2,836
Spain (Kingdom of) 1.45% 4/30/2029		1,890	1,872
Spain (Kingdom of) 1.25% 10/31/2030		1,295	1,231
Spain (Kingdom of) 0.50% 10/31/2031		1,247	1,088
Spain (Kingdom of) 3.15% 4/30/2033		3,647	3,901
Spain (Kingdom of) 3.55% 10/31/2033		4,790	5,275
Spain (Kingdom of) 3.90% 7/30/2039		530	591
Spain (Kingdom of) 1.90% 10/31/2052		1,010	729
State Grid Overseas Investment (2016), Ltd. 1.375% 5/2/2025		441	456
State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030		200	190
Stryker Corp. 0.25% 12/3/2024		480	497
Stryker Corp. 0.75% 3/1/2029		980	905
Stryker Corp. 1.00% 12/3/2031		450	389
TotalEnergies SE 1.75% junior subordinated perpetual bonds (5-year EUR-EURIBOR + 1.765% on 4/4/2024)[1]		2,000	2,116
Toyota Motor Credit Corp. 0.125% 11/5/2027		1,850	1,730
Tunisia (Republic of) 6.75% 10/31/2023		3,609	3,669
Ukraine 6.75% 6/20/2028		3,119	736
Ukraine 6.75% 6/20/2028		1,225	289
Ukraine 4.375% 1/27/2032[3]		2,705	649
			300,895

American Funds Insurance Series	197

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Japanese yen 7.58%
Japan, Series 18, 0.10% 3/10/2024[4]	JPY	1,078,241	$7,622
Japan, Series 19, 0.10% 9/10/2024[4]		470,027	3,350
Japan, Series 346, 0.10% 3/20/2027		777,900	5,419
Japan, Series 356, 0.10% 9/20/2029		2,220,800	15,364
Japan, Series 116, 2.20% 3/20/2030		576,100	4,536
Japan, Series 26, 0.005% 3/10/2031[4]		534,341	3,981
Japan, Series 362, 0.10% 3/20/2031		737,200	5,049
Japan, Series 152, 1.20% 3/20/2035		987,100	7,344
Japan, Series 21, 2.30% 12/20/2035		720,000	6,014
Japan, Series 162, 0.60% 9/20/2037		1,617,000	11,055
Japan, Series 179, 0.50% 12/20/2041		196,950	1,263
Japan, Series 182, 1.10% 9/20/2042		1,559,050	11,049
Japan, Series 37, 0.60% 6/20/2050		694,500	4,128
Japan, Series 73, 0.70% 12/20/2051		1,568,700	9,462
Japan, Series 74, 1.00% 3/20/2052		246,100	1,604
Japan, Series 76, 1.40% 9/20/2052		991,950	7,130
Philippines (Republic of) 0.001% 4/12/2024		900,000	6,206
			110,576

British pounds 4.48%
American Honda Finance Corp. 0.75% 11/25/2026	GBP	1,420	1,510
Asian Development Bank 1.125% 6/10/2025		740	859
KfW 1.125% 7/4/2025		1,165	1,349
Lloyds Bank PLC 7.625% 4/22/2025		655	840
Quebec (Province of) 2.25% 9/15/2026		1,870	2,134
United Kingdom 0.125% 1/30/2026		425	476
United Kingdom 1.25% 7/22/2027		3,060	3,376
United Kingdom 4.25% 12/7/2027		5,910	7,326
United Kingdom 4.75% 12/7/2030		8,230	10,686
United Kingdom 0.25% 7/31/2031		11,850	10,868
United Kingdom 1.00% 1/31/2032		10,970	10,597
United Kingdom 4.25% 6/7/2032		3,010	3,803
United Kingdom 0.625% 7/31/2035		210	173
United Kingdom 3.75% 1/29/2038		3,015	3,515
United Kingdom 0.875% 1/31/2046		4,917	3,077
United Kingdom 1.25% 7/31/2051		4,045	2,547
United Kingdom 3.75% 10/22/2053		1,870	2,112
United Kingdom 1.125% 10/22/2073		225	111
			65,359

Chinese yuan renminbi 3.36%
China (People’s Republic of), Series INBK, 2.44% 10/15/2027	CNY	23,520	3,237
China (People’s Republic of), Series 1906, 3.29% 5/23/2029		22,340	3,206
China (People’s Republic of), Series INBK, 2.75% 2/17/2032		59,810	8,248
China (People’s Republic of), Series INBK, 2.88% 2/25/2033		22,240	3,115
China (People’s Republic of), Series 1910, 3.86% 7/22/2049		81,080	12,688
China (People’s Republic of), Series INBK, 3.81% 9/14/2050		56,220	8,756
China (People’s Republic of), Series INBK, 3.53% 10/18/2051		45,510	6,780
China Development Bank Corp., Series 1814, 4.15% 10/26/2025		20,900	2,987
			49,017

Brazilian reais 2.77%
Brazil (Federative Republic of) 0% 10/1/2023	BRL	55,114	11,146
Brazil (Federative Republic of) 0% 1/1/2024		86,272	16,965
Brazil (Federative Republic of) 6.00% 8/15/2024[4]		13,905	2,865
Brazil (Federative Republic of) 10.00% 1/1/2025		1,700	351
Brazil (Federative Republic of) 10.00% 1/1/2033		2,594	522
Brazil (Federative Republic of) 6.00% 8/15/2040[4]		1,939	432
Brazil (Federative Republic of) 6.00% 8/15/2050[4]		34,201	7,673
Brazilian Government International Bond 6.00% 8/15/2060[4]		1,939	440
			40,394

198	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mexican pesos 2.73%
América Móvil, SAB de CV 9.50% 1/27/2031	MXN	70,580	$4,085
Petroleos Mexicanos 7.19% 9/12/2024		61,629	3,340
United Mexican States 0% 10/3/2024		7,575	389
United Mexican States 4.50% 12/4/2025[4]		16,793	956
United Mexican States, Series M, 7.50% 6/3/2027		251,720	13,999
United Mexican States, Series M20, 8.50% 5/31/2029		140,400	8,129
United Mexican States, Series M, 7.75% 5/29/2031		3,930	217
United Mexican States, Series M30, 8.50% 11/18/2038		21,100	1,202
United Mexican States, Series M, 8.00% 11/7/2047		7,830	418
United Mexican States, Series M, 8.00% 7/31/2053		133,170	7,061
			39,796

South Korean won 2.05%
South Korea (Republic of), Series 2503, 1.50% 3/10/2025	KRW	5,183,670	3,791
South Korea (Republic of), Series 2709, 3.125% 9/10/2027		4,513,500	3,352
South Korea (Republic of), Series 2712, 2.375% 12/10/2027		5,158,930	3,709
South Korea (Republic of), Series 3212, 4.25% 12/10/2032		24,004,520	19,010
			29,862

Canadian dollars 2.01%
Canada 0.75% 10/1/2024	CAD	6,860	4,928
Canada 0.25% 3/1/2026		5,800	3,945
Canada 3.50% 3/1/2028		24,018	17,993
Canada 2.75% 12/1/2048		3,500	2,463
			29,329

Australian dollars 1.89%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD	6,610	3,657
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031		5,789	3,036
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033		9,735	5,922
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034		20,520	13,320
Australia (Commonwealth of), Series 168, 3.50% 12/21/2034		2,750	1,738
			27,673

Indonesian rupiah 1.61%
Indonesia (Republic of), Series 84, 7.25% 2/15/2026	IDR	22,733,000	1,569
Indonesia (Republic of), Series 64, 6.125% 5/15/2028		20,866,000	1,399
Indonesia (Republic of), Series 95, 6.375% 8/15/2028		34,820,000	2,371
Indonesia (Republic of), Series 71, 9.00% 3/15/2029		26,010,000	1,984
Indonesia (Republic of), Series 78, 8.25% 5/15/2029		129,751,000	9,551
Indonesia (Republic of), Series 82, 7.00% 9/15/2030		2,930,000	204
Indonesia (Republic of), Series 96, 7.00% 2/15/2033		61,346,000	4,308
Indonesia (Republic of), Series 68, 8.375% 3/15/2034		27,353,000	2,102
			23,488

Colombian pesos 1.04%
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP	41,734,700	8,442
Colombia (Republic of), Series B, 13.25% 2/9/2033		10,989,500	3,093
Colombia (Republic of), Series B, 7.25% 10/26/2050		21,884,200	3,729
			15,264

South African rand 0.48%
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR	30,120	1,414
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035		101,121	4,405
South Africa (Republic of), Series R-2048, 8.75% 2/28/2048		30,850	1,190
			7,009

Danish kroner 0.43%
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[5]	DKK	53,963	5,961
Realkredit Danmark AS 1.00% 10/1/2053[5]		2,669	278
			6,239

American Funds Insurance Series	199

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New Zealand dollars 0.28%
New Zealand 4.50% 5/15/2030	NZD	6,638	$4,055

Chilean pesos 0.25%
Chile (Republic of) 1.50% 3/1/2026[4]	CLP	830,141	995
Chile (Republic of) 5.00% 10/1/2028		955,000	1,167
Chile (Republic of) 4.70% 9/1/2030		1,205,000	1,455
			3,617

Peruvian nuevos soles 0.16%
Peru (Republic of) 6.15% 8/12/2032	PEN	9,010	2,373

Malaysian ringgits 0.15%
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	MYR	10,588	2,160

Indian rupees 0.08%
India (Republic of) 5.15% 11/9/2025	INR	96,010	1,125

Romanian leu 0.07%
Romania 4.75% 2/24/2025	RON	5,000	1, 074

Polish zloty 0.07%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN	4,900	1,028

Norwegian kroner 0.04%
Norway (Kingdom of) 2.125% 5/18/2032	NOK	6,615	545

Ukrainian hryvnia 0.01%
Ukraine 10.95% 11/1/2023	UAH	5,740	96
Ukraine 9.99% 5/22/2024		7,168	121
			217

U.S. dollars 40.96%
1375209 B.C., Ltd. 9.00% 1/30/2028[6]	USD	60	60
7-Eleven, Inc. 0.95% 2/10/2026[6]		520	465
7-Eleven, Inc. 1.30% 2/10/2028[6]		2,180	1,843
7-Eleven, Inc. 1.80% 2/10/2031[6]		2,015	1,595
Advisor Group Holdings, Inc. 10.75% 8/1/2027[6]		256	258
AerCap Ireland Capital DAC 2.45% 10/29/2026		2,102	1,879
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[6]		660	510
AG Issuer, LLC 6.25% 3/1/2028[6]		295	281
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[6]		103	106
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[1,6]		1,225	1,245
Alabama Power Co. 3.00% 3/15/2052		980	663
Albertsons Companies, Inc. 3.50% 3/15/2029[6]		190	165
Alcoa Nederland Holding BV 4.125% 3/31/2029[6]		75	67
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[6]		290	273
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[6]		120	105
Allied Universal Holdco, LLC 9.75% 7/15/2027[6]		175	155
Allied Universal Holdco, LLC 6.00% 6/1/2029[6]		300	222
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[6]		200	203
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 12.405% 6/13/2025[7,8]		570	518
Amazon.com, Inc. 1.50% 6/3/2030		2,040	1,678
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[5,6]		241	236

200	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
American Electric Power Company, Inc. 1.00% 11/1/2025	USD	250	$226
American Express Co. 3.375% 5/3/2024		4,202	4,121
Amgen, Inc. 2.20% 2/21/2027		445	405
Amgen, Inc. 5.25% 3/2/2030		981	984
Amgen, Inc. 5.25% 3/2/2033		2,687	2,692
Amgen, Inc. 5.65% 3/2/2053		1,284	1,301
AmWINS Group, Inc. 4.875% 6/30/2029[6]		135	122
Anglo American Capital PLC 3.95% 9/10/2050[6]		521	387
Angola (Republic of) 9.50% 11/12/2025		1,010	990
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[6]		110	82
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[6]		115	82
Apache Corp. 5.10% 9/1/2040		30	24
Apache Corp. 5.35% 7/1/2049		25	19
Apple, Inc. 3.35% 8/8/2032		1,600	1,493
ARD Finance SA 6.50% Cash 6/30/2027[6,9]		210	170
Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[6]		245	213
Argentine Republic 0.50% 7/9/2030 (0.75% on 7/9/2023)[1]		1,921	643
Argentine Republic 1.50% 7/9/2035 (3.625% on 7/9/2023)[1]		3,025	910
Asbury Automotive Group, Inc. 5.00% 2/15/2032[6]		55	48
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 11.688% 8/2/2029[7,8]		120	108
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[6]		160	157
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[6]		55	49
AssuredPartners, Inc. 7.00% 8/15/2025[6]		120	119
AssuredPartners, Inc. 5.625% 1/15/2029[6]		365	316
AstraZeneca PLC 3.50% 8/17/2023		2,700	2,693
AT&T, Inc. 3.50% 9/15/2053		2,070	1,467
Atkore, Inc. 4.25% 6/1/2031[6]		25	22
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD CME Term SOFR + 2.75%) 7.967% 9/22/2028[7,8]		148	147
Avantor Funding, Inc. 4.625% 7/15/2028[6]		160	148
Avantor Funding, Inc. 3.875% 11/1/2029[6]		90	79
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[5,6]		1,817	1,779
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[5,6]		996	995
B&G Foods, Inc. 5.25% 4/1/2025		65	62
B&G Foods, Inc. 5.25% 9/15/2027		220	191
Bank of America Corp. 2.456% 10/22/2025 (3-month USD CME Term SOFR + 1.132% % on 10/22/2024)[1]		847	809
Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[1]		6,260	5,855
Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[1]		3,745	3,346
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[1]		4,780	3,825
Barclays PLC 5.304% 8/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[1]		2,350	2,293
Barclays PLC 5.501% 8/9/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 8/5/2027)[1]		1,290	1,259
BAT Capital Corp. 2.789% 9/6/2024		1,150	1,107
BAT Capital Corp. 3.215% 9/6/2026		955	888
BAT Capital Corp. 3.557% 8/15/2027		1,545	1,422
BAT Capital Corp. 3.462% 9/6/2029		1,150	997
Bath & Body Works, Inc. 6.625% 10/1/2030[6]		120	116
Bath & Body Works, Inc. 6.875% 11/1/2035		75	69
Bausch Health Americas, Inc. 9.25% 4/1/2026[6]		80	67
Bausch Health Companies, Inc. 5.50% 11/1/2025[6]		75	66
Bausch Health Companies, Inc. 14.00% 10/15/2030[6]		160	96
Bausch Health Companies, Inc. 5.25% 2/15/2031[6]		145	61
Beasley Mezzanine Holdings, LLC 8.625% 2/1/2026[6]		30	20
Becton, Dickinson and Company 4.298% 8/22/2032		320	304
Berkshire Hathaway Energy Company 2.85% 5/15/2051		300	194
Berkshire Hathaway Energy Company 4.60% 5/1/2053		117	100
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[6]		400	357
Blue Racer Midstream, LLC 7.625% 12/15/2025[6]		65	66

American Funds Insurance Series	201

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
BMC Software, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 10.717% 2/27/2026[7,8]	USD	25	$24
BMW US Capital, LLC 3.90% 4/9/2025[6]		900	878
BMW US Capital, LLC 4.15% 4/9/2030[6]		900	861
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,6]		700	584
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,6]		1,275	1,045
Boeing Co. 5.15% 5/1/2030		2,855	2,829
Boeing Co. 3.625% 2/1/2031		1,127	1,015
Bombardier, Inc. 7.125% 6/15/2026[6]		60	60
Bombardier, Inc. 6.00% 2/15/2028[6]		65	62
Booz Allen Hamilton, Inc. 3.875% 9/1/2028[6]		43	39
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[6]		32	29
Boxer Parent Co., Inc. 9.125% 3/1/2026[6]		160	159
Boyd Gaming Corp. 4.75% 12/1/2027		120	114
Boyd Gaming Corp. 4.75% 6/15/2031[6]		45	40
Boyne USA, Inc. 4.75% 5/15/2029[6]		107	97
BPCE 5.15% 7/21/2024[6]		1,800	1,768
Brazil (Federative Republic of) 6.00% 10/20/2033		1,600	1,585
British Columbia (Province of) 4.20% 7/6/2033		1,240	1,238
Broadcom, Inc. 4.00% 4/15/2029[6]		250	231
Broadcom, Inc. 3.419% 4/15/2033[6]		698	584
Broadcom, Inc. 3.469% 4/15/2034[6]		48	39
Broadcom, Inc. 3.137% 11/15/2035[6]		185	142
Broadcom, Inc. 3.75% 2/15/2051[6]		926	682
Brookfield Property REIT, Inc. 4.50% 4/1/2027[6]		50	42
BWX Technologies, Inc. 4.125% 4/15/2029[6]		195	176
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.893% 9/15/2036[5,6,8]		1,310	1,269
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 6.092% 10/15/2036[5,6,8]		989	960
Caesars Entertainment, Inc. 6.25% 7/1/2025[6]		35	35
Caesars Entertainment, Inc. 4.625% 10/15/2029[6]		15	13
Caesars Entertainment, Inc. 7.00% 2/15/2030[6]		209	210
Caesars Entertainment, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.452% 2/6/2030[6,7,8]		15	15
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,6]		2,150	2,147
California Resources Corp. 7.125% 2/1/2026[6]		100	101
Callon Petroleum Co. 7.50% 6/15/2030[6]		30	28
Canadian Pacific Railway Co. 3.10% 12/2/2051		1,378	979
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[6]		90	73
Carnival Corp. 6.00% 5/1/2029[6]		100	89
CCO Holdings, LLC 5.125% 5/1/2027[6]		125	117
CCO Holdings, LLC 4.75% 3/1/2030[6]		135	116
CCO Holdings, LLC 4.50% 8/15/2030[6]		255	213
CCO Holdings, LLC 4.25% 2/1/2031[6]		155	126
CCO Holdings, LLC 4.50% 6/1/2033[6]		162	127
CCO Holdings, LLC 4.25% 1/15/2034[6]		70	53
Cedar Fair, LP 5.50% 5/1/2025[6]		120	119
Centene Corp. 2.45% 7/15/2028		40	34
Centene Corp. 4.625% 12/15/2029		325	299
Centene Corp. 2.50% 3/1/2031		65	52
Central Garden & Pet Co. 4.125% 10/15/2030		74	62
Central Garden & Pet Co. 4.125% 4/30/2031[6]		110	91
Charles River Laboratories International, Inc. 4.25% 5/1/2028[6]		35	32
Charter Communications Operating, LLC 3.75% 2/15/2028		2,650	2,431
Cheniere Energy Partners, LP 4.50% 10/1/2029		160	147
Cheniere Energy Partners, LP 4.00% 3/1/2031		75	66
Cheniere Energy Partners, LP 3.25% 1/31/2032		26	21
Chesapeake Energy Corp. 4.875% 4/15/2022[3]		915	21
Chesapeake Energy Corp. 5.875% 2/1/2029[6]		130	124
Chesapeake Energy Corp. 6.75% 4/15/2029[6]		30	30
Chord Energy Corp. 6.375% 6/1/2026[6]		15	15

202	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Chubb INA Holdings, Inc. 3.35% 5/3/2026	USD	195	$188
Chubb INA Holdings, Inc. 4.35% 11/3/2045		425	385
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[5,6,8]		1,240	1,240
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[5,6,8]		805	820
Civitas Resources, Inc. 8.75% 7/1/2031[6]		90	91
Clarios Global, LP 6.25% 5/15/2026[6]		44	44
Clarios Global, LP 8.50% 5/15/2027[6]		50	50
Clarivate Science Holdings Corp. 3.875% 7/1/2028[6]		45	40
Clarivate Science Holdings Corp. 4.875% 7/1/2029[6]		5	4
Clean Harbors, Inc. 6.375% 2/1/2031[6]		60	60
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[6]		100	88
Cloud Software Group, Inc. 6.50% 3/31/2029[6]		235	209
Cloud Software Group, Inc. 9.00% 9/30/2029[6]		125	109
CMS Energy Corp. 3.875% 3/1/2024		100	99
CMS Energy Corp. 3.00% 5/15/2026		1,200	1,124
CNX Resources Corp. 7.25% 3/14/2027[6]		240	238
Coinbase Global, Inc. 3.375% 10/1/2028[6]		55	37
Coinbase Global, Inc. 3.625% 10/1/2031[6]		85	50
Colombia (Republic of) 3.875% 4/25/2027		350	318
Comcast Corp. 4.80% 5/15/2033		4,100	4,059
Commonwealth Bank of Australia 2.688% 3/11/2031[6]		4,650	3,649
CommScope Technologies, LLC 6.00% 6/15/2025[6]		160	149
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[6]		307	269
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[6]		65	53
Comstock Resources, Inc. 6.75% 3/1/2029[6]		110	101
Comstock Resources, Inc. 5.875% 1/15/2030[6]		65	57
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.367% 5/25/2043[5,6,8]		1,819	1,829
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.967% 6/25/2043[5,6,8]		1,165	1,169
ConocoPhillips Co. 5.30% 5/15/2053		761	775
Constellation Oil Services Holding SA 4.00% PIK 12/31/2026[9]		1,116	661
Constellium SE 3.75% 4/15/2029[6]		125	106
Consumers Energy Co. 3.375% 8/15/2023		345	344
Consumers Energy Co. 3.60% 8/15/2032		1,600	1,444
Corebridge Financial, Inc. 3.90% 4/5/2032		748	651
CoreLogic, Inc. 4.50% 5/1/2028[6]		364	294
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 6/4/2029[7,8]		65	53
Corporate Office Properties, LP 2.75% 4/15/2031		1,212	922
Coty, Inc. 4.75% 1/15/2029[6]		65	60
Covanta Holding Corp. 4.875% 12/1/2029[6]		25	22
CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[5,6]		333	328
Crédit Agricole SA 4.375% 3/17/2025[6]		1,100	1,060
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[1,6]		2,675	2,464
Crescent Energy Finance, LLC 9.25% 2/15/2028[6]		188	183
Crestwood Midstream Partners, LP 6.00% 2/1/2029[6]		55	51
Crestwood Midstream Partners, LP 8.00% 4/1/2029[6]		100	101
Crestwood Midstream Partners, LP 7.375% 2/1/2031[6]		14	14
Crown Castle, Inc. 2.50% 7/15/2031		767	631
CSX Corp. 3.80% 4/15/2050		75	60
CVR Partners, LP 6.125% 6/15/2028[6]		65	57
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]		725	686
Danske Bank AS 3.875% 9/12/2023[6]		1,675	1,669
Darling Ingredients, Inc. 6.00% 6/15/2030[6]		180	176
Deluxe Corp. 8.00% 6/1/2029[6]		20	16
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[1]		850	757
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]		1,160	998
Deutsche Telekom International Finance BV 9.25% 6/1/2032		930	1,184
Development Bank of Mongolia, LLC 7.25% 10/23/2023		1,980	1,973
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[6,8,9]		25	24

American Funds Insurance Series	203

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[9]	USD	22	$21
Diamond Sports Group, LLC 6.625% 8/15/2027[3,6]		310	8
Diebold Nixdorf, Inc. 9.375% 7/15/2025[3,6]		309	57
Diebold Nixdorf, Inc., Term Loan B1, (USD-SOFR + 7.50%) 11.50% 10/2/2023[7,8]		198	187
Diebold Nixdorf, Inc., Term Loan B2, (USD-SOFR + 7.50%) 11.50% 10/2/2023[7,8]		129	122
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[3,7,8]		93	17
DIRECTV Financing, LLC 5.875% 8/15/2027[6]		50	45
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.217% 8/2/2027[7,8]		97	95
DISH DBS Corp. 5.25% 12/1/2026[6]		15	12
DISH Network Corp. 11.75% 11/15/2027[6]		260	254
Dominican Republic 5.50% 1/27/2025[6]		1,375	1,355
Dominican Republic 8.625% 4/20/2027[6]		225	235
Dominican Republic 5.50% 2/22/2029[6]		350	328
Dominican Republic 6.40% 6/5/2049[6]		813	695
Ecopetrol SA 6.875% 4/29/2030		1,445	1,319
Edison International 4.125% 3/15/2028		2,390	2,232
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]		100	87
Electricité de France SA 6.25% 5/23/2033[6]		800	814
Electricité de France SA 4.875% 9/21/2038[6]		795	669
Electricité de France SA 6.90% 5/23/2053[6]		600	622
Electricité de France SA 9.125% 12/31/2079 (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,6]		300	308
Eli Lilly and Co. 4.70% 2/27/2033		1,118	1,133
Empresas Publicas de Medellin ESP 4.25% 7/18/2029[6]		830	654
Enbridge, Inc. 4.00% 10/1/2023		600	598
Endo Luxembourg Finance Co. I SARL 6.125% 4/1/2029[6]		205	152
Enel Finance International NV 1.375% 7/12/2026[6]		1,248	1,102
Enel Finance International NV 1.875% 7/12/2028[6]		1,227	1,030
Enfragen Energia Sur SA 5.375% 12/30/2030		264	172
Entegris Escrow Corp. 4.75% 4/15/2029[6]		45	42
Entergy Corp. 0.90% 9/15/2025		750	674
Entergy Louisiana, LLC 4.75% 9/15/2052		1,275	1,172
Enviri Corp. 5.75% 7/31/2027[6]		145	126
EQM Midstream Partners, LP 6.50% 7/1/2027[6]		225	222
EQM Midstream Partners, LP 7.50% 6/1/2030[6]		45	46
EQM Midstream Partners, LP 6.50% 7/15/2048		40	36
Equinix, Inc. 1.80% 7/15/2027		1,145	993
Equinix, Inc. 2.15% 7/15/2030		3,216	2,603
EquipmentShare.com, Inc. 9.00% 5/15/2028[6]		60	58
Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024		3,910	2,712
Export-Import Bank of Korea 5.125% 1/11/2033		1,175	1,205
Fair Isaac Corp. 4.00% 6/15/2028[6]		35	32
Fannie Mae Pool #CB0046 3.00% 4/1/2051[5]		1,868	1,652
Fannie Mae Pool #MA4919 5.50% 2/1/2053[5]		115	114
Fannie Mae Pool #MA5010 5.50% 5/1/2053[5]		20	19
Fannie Mae Pool #MA5039 5.50% 6/1/2053[5]		70	69
Fannie Mae Pool #MA5071 5.00% 7/1/2053[5]		5,701	5,589
Fannie Mae Pool #MA5072 5.50% 7/1/2053[5]		261	260
Fertitta Entertainment, LLC 4.625% 1/15/2029[6]		25	22
Fertitta Entertainment, LLC 6.75% 1/15/2030[6]		25	21
First Quantum Minerals, Ltd. 6.875% 3/1/2026[6]		325	320
First Quantum Minerals, Ltd. 6.875% 10/15/2027[6]		240	234
First Student Bidco, Inc. 4.00% 7/31/2029[6]		45	38
FirstEnergy Corp., Series B, 4.15% 7/15/2027		1,800	1,711
FirstEnergy Transmission, LLC 2.866% 9/15/2028[6]		2,325	2,048
Ford Motor Co. 3.25% 2/12/2032		20	16
Ford Motor Co. 6.10% 8/19/2032		60	58
Ford Motor Credit Co., LLC 3.81% 1/9/2024		290	286

204	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Ford Motor Credit Co., LLC 2.90% 2/16/2028	USD	200	$171
Ford Motor Credit Co., LLC 4.00% 11/13/2030		125	107
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[5]		3,975	3,778
Freddie Mac Pool #RB5071 2.00% 9/1/2040[5]		4,004	3,436
Freddie Mac Pool #RB5111 2.00% 5/1/2041[5]		6,322	5,404
Freddie Mac Pool #QE6084 5.00% 7/1/2052[5]		1,187	1,166
Freddie Mac Pool #SD8276 5.00% 12/1/2052[5]		3,793	3,720
Freddie Mac Pool #SD8331 5.50% 6/1/2053[5]		310	309
Freddie Mac Pool #SD8341 5.00% 7/1/2053[5]		3,315	3,250
Freddie Mac Pool #SD8342 5.50% 7/1/2053[5]		820	817
FXI Holdings, Inc. 12.25% 11/15/2026[6]		497	451
Gartner, Inc. 3.75% 10/1/2030[6]		70	61
General Motors Financial Co., Inc. 1.05% 3/8/2024		725	701
Genesis Energy, LP 8.00% 1/15/2027		125	122
Genesis Energy, LP 8.875% 4/15/2030		38	37
Georgia (Republic of) 2.75% 4/22/2026[6]		400	360
Go Daddy Operating Co., LLC 3.50% 3/1/2029[6]		80	69
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[1]		1,080	950
Goldman Sachs Group, Inc. 2.383% 7/21/2032 (USD-SOFR + 1.248% on 7/21/2031)[1]		726	582
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[5]		2,883	2,462
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[5]		1,040	884
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[5]		785	604
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		1,780	1,312
Gray Escrow II, Inc. 5.375% 11/15/2031[6]		30	20
Group 1 Automotive, Inc. 4.00% 8/15/2028[6]		115	101
Grupo Energia Bogota SA ESP 4.875% 5/15/2030[6]		660	598
Hanesbrands, Inc. 4.875% 5/15/2026[6]		10	9
Hanesbrands, Inc. 9.00% 2/15/2031[6]		17	17
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.852% 3/8/2030[7,8]		39	39
Harvest Midstream I, LP 7.50% 9/1/2028[6]		25	25
HCA, Inc. 5.625% 9/1/2028		120	120
HealthEquity, Inc. 4.50% 10/1/2029[6]		80	71
Hess Midstream Operations, LP 5.50% 10/15/2030[6]		34	31
Hightower Holding, LLC 6.75% 4/15/2029[6]		235	203
Hilcorp Energy I, LP 6.00% 4/15/2030[6]		105	96
Hilton Domestic Operating Co., Inc. 5.375% 5/1/2025[6]		55	54
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030		25	23
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[6]		115	100
Honduras (Republic of) 6.25% 1/19/2027		2,083	1,901
Honduras (Republic of) 5.625% 6/24/2030		958	777
Howard Hughes Corp. 5.375% 8/1/2028[6]		275	245
Howard Hughes Corp. 4.125% 2/1/2029[6]		195	162
Howard Hughes Corp. 4.375% 2/1/2031[6]		120	96
Howmet Aerospace, Inc. 5.95% 2/1/2037		95	97
HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[1]		305	290
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[1]		4,172	4,014
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[1]		1,700	1,635
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[1]		921	743
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[1]		1,200	1,245
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 6.625% 2/24/2025[8]		363	342
Huarong Finance II Co., Ltd. 5.50% 1/16/2025		880	837
Huarong Finance II Co., Ltd. 5.00% 11/19/2025		1,007	930
HUB International, Ltd. 7.00% 5/1/2026[6]		304	304
HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 9.40% 6/20/2030[7,8]		39	39
Hyundai Capital America 0.875% 6/14/2024[6]		1,200	1,145
Hyundai Capital America 1.50% 6/15/2026[6]		2,375	2,105
Hyundai Capital America 1.65% 9/17/2026[6]		269	237
Hyundai Capital America 5.60% 3/30/2028[6]		1,380	1,374

American Funds Insurance Series	205

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Hyundai Capital America 2.00% 6/15/2028[6]	USD	600	$505
Indonesia Asahan Aluminium (Persero) PT 5.71% 11/15/2023		960	956
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030[6]		500	485
Ingles Markets, Inc. 4.00% 6/15/2031[6]		140	118
Intesa Sanpaolo SpA 5.017% 6/26/2024[6]		3,270	3,169
Intesa Sanpaolo SpA 7.00% 11/21/2025[6]		225	227
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[6]		55	48
Iron Mountain, Inc. 5.25% 7/15/2030[6]		235	212
Israel (State of) 4.50% 1/17/2033		1,020	1,006
Israel (State of) 3.375% 1/15/2050		1,470	1,108
Israel (State of) 3.875% 7/3/2050		795	654
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[1]		45	44
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[1]		2,670	2,692
Kantar Group, LLC, Term Loan B2, (3-month USD CME Term SOFR + 4.50%) 10.002% 12/4/2026[7,8]		64	60
KB Home 6.875% 6/15/2027		50	51
Kennedy-Wilson, Inc. 4.75% 3/1/2029		110	87
Kennedy-Wilson, Inc. 4.75% 2/1/2030		245	185
Korea Development Bank 4.375% 2/15/2028		2,100	2,059
Korea Development Bank 4.375% 2/15/2033		2,010	1,955
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[6]		85	78
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[6]		140	124
LABL, Inc. 10.50% 7/15/2027[6]		45	43
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[5,6]		247	246
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[5,6]		651	643
Lamar Media Corp. 3.75% 2/15/2028		135	123
Lamar Media Corp. 3.625% 1/15/2031		160	135
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[6]		140	125
Lamb Weston Holdings, Inc. 4.375% 1/31/2032[6]		60	54
LCM Investments Holdings II, LLC 4.875% 5/1/2029[6]		110	94
Levi Strauss & Co. 3.50% 3/1/2031[6]		115	95
Lindblad Expeditions, LLC 6.75% 2/15/2027[6]		5	5
Lithia Motors, Inc. 4.625% 12/15/2027[6]		120	112
Live Nation Entertainment, Inc. 4.75% 10/15/2027[6]		130	121
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]		7,000	6,197
LPL Holdings, Inc. 4.625% 11/15/2027[6]		410	385
LSB Industries, Inc. 6.25% 10/15/2028[6]		165	147
LSC Communications, Inc. 8.75% 10/15/2023[3,6,10]		430	1
Marriott International, Inc. 2.75% 10/15/2033		5	4
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[6]		45	39
Mastercard, Inc. 2.00% 11/18/2031		600	496
Medline Borrower, LP 5.25% 10/1/2029[6]		155	135
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 3.25%) 8.352% 10/23/2028[7,8]		55	54
Meituan 2.125% 10/28/2025		1,730	1,581
Methanex Corp. 5.125% 10/15/2027		55	51
Methanex Corp. 5.25% 12/15/2029		170	155
MGM Resorts International 5.50% 4/15/2027		90	86
Midas OpCo Holdings, LLC 5.625% 8/15/2029[6]		115	99
Mileage Plus Holdings, LLC 6.50% 6/20/2027[6]		32	32
Mineral Resources, Ltd. 8.00% 11/1/2027[6]		155	155
Mineral Resources, Ltd. 8.50% 5/1/2030[6]		25	25
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[6]		1,736	1,626
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[5,6]		761	754
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[5,6]		225	223
Molina Healthcare, Inc. 4.375% 6/15/2028[6]		80	74
Molina Healthcare, Inc. 3.875% 11/15/2030[6]		75	65
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[1]		2,164	1,938
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031)[1]		1,396	1,090

206	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
MSCI, Inc. 3.875% 2/15/2031[6]	USD	255	$221
MSCI, Inc. 3.625% 11/1/2031[6]		350	299
MSCI, Inc. 3.25% 8/15/2033[6]		33	27
Murphy Oil USA, Inc. 4.75% 9/15/2029		48	44
Nabors Industries, Inc. 7.375% 5/15/2027[6]		55	52
Nasdaq, Inc. 5.95% 8/15/2053		113	116
Nationstar Mortgage Holdings, Inc. 5.125% 12/15/2030[6]		135	110
Navient Corp. 5.00% 3/15/2027		45	40
Navient Corp. 4.875% 3/15/2028		145	124
NBM US Holdings, Inc. 7.00% 5/14/2026[2]		1,525	1,480
NCL Corp., Ltd. 5.875% 2/15/2027[6]		80	78
NCR Corp. 5.25% 10/1/2030[6]		15	13
Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[6]		85	79
Netflix, Inc. 4.875% 4/15/2028		45	45
Netflix, Inc. 4.875% 6/15/2030[6]		225	222
New Fortress Energy, Inc. 6.75% 9/15/2025[6]		50	47
New Fortress Energy, Inc. 6.50% 9/30/2026[6]		255	228
New York Life Global Funding 1.20% 8/7/2030[6]		2,725	2,113
Newell Brands, Inc. 4.70% 4/1/2026		80	75
Nexstar Media, Inc. 4.75% 11/1/2028[6]		165	143
NFP Corp. 6.875% 8/15/2028[6]		105	91
NGL Energy Operating, LLC 7.50% 2/1/2026[6]		215	212
Niagara Mohawk Power Corp. 3.508% 10/1/2024[6]		180	173
Northern Oil and Gas, Inc. 8.125% 3/1/2028[6]		150	147
NorthRiver Midstream Finance, LP 5.625% 2/15/2026[6]		105	98
Nova Chemicals Corp. 5.25% 6/1/2027[6]		20	18
Novelis Corp. 4.75% 1/30/2030[6]		80	71
Novelis Corp. 3.875% 8/15/2031[6]		20	16
NuStar Logistics, LP 5.625% 4/28/2027		80	77
Occidental Petroleum Corp. 6.375% 9/1/2028		194	197
Occidental Petroleum Corp. 6.625% 9/1/2030		95	99
Occidental Petroleum Corp. 6.125% 1/1/2031		40	41
Occidental Petroleum Corp. 6.45% 9/15/2036		35	36
Occidental Petroleum Corp. 6.20% 3/15/2040		10	10
Occidental Petroleum Corp. 6.60% 3/15/2046		15	15
Oleoducto Central SA 4.00% 7/14/2027		630	552
Open Text Corp. 3.875% 2/15/2028[6]		25	22
Open Text Corp., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.702% 1/31/2030[7,8]		154	155
Option Care Health, Inc. 4.375% 10/31/2029[6]		25	22
Oracle Corp. 2.65% 7/15/2026		2,327	2,152
Oracle Corp. 3.25% 11/15/2027		1,880	1,745
Oracle Corp. 3.95% 3/25/2051		22	17
Orange 9.00% 3/1/2031[1]		2,434	2,990
Oxford Finance, LLC 6.375% 2/1/2027[6]		20	19
Pacific Gas and Electric Co. 4.65% 8/1/2028		542	502
Pacific Gas and Electric Co. 3.30% 8/1/2040		6,850	4,624
Panama (Republic of) 3.75% 4/17/2026		465	458
Panama (Republic of) 6.40% 2/14/2035		850	889
Park Intermediate Holdings, LLC 4.875% 5/15/2029[6]		65	56
Party City Holdings, Inc. 8.75% 2/15/2026[3,6]		5	1
Party City Holdings, Inc., Term Loan DIP, 15.05% 7/19/2023[7,8]		1	1
Performance Food Group, Inc. 5.50% 10/15/2027[6]		11	11
Peru (Republic of) 2.392% 1/23/2026		500	467
Petrobras Global Finance BV 6.75% 6/3/2050		29	26
Petrobras Global Finance BV 5.50% 6/10/2051		21	17
Petroleos Mexicanos 4.625% 9/21/2023		714	708
Petroleos Mexicanos 4.875% 1/18/2024		1,700	1,672
Petroleos Mexicanos 6.875% 10/16/2025		660	635
Petroleos Mexicanos 6.875% 8/4/2026		1,410	1,318
Petroleos Mexicanos 6.84% 1/23/2030		681	542
Petroleos Mexicanos 6.70% 2/16/2032		779	593

American Funds Insurance Series	207

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	USD	2,128	$2,121
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		188	196
PG&E Corp. 5.00% 7/1/2028		145	133
PG&E Corp. 5.25% 7/1/2030		175	157
Philip Morris International, Inc. 5.125% 11/17/2027		315	316
Philip Morris International, Inc. 5.625% 11/17/2029		420	428
Philip Morris International, Inc. 2.10% 5/1/2030		634	525
Philip Morris International, Inc. 5.75% 11/17/2032		1,554	1,592
Philip Morris International, Inc. 5.375% 2/15/2033		1,382	1,380
Post Holdings, Inc. 5.625% 1/15/2028[6]		85	82
Post Holdings, Inc. 5.50% 12/15/2029[6]		80	74
Post Holdings, Inc. 4.625% 4/15/2030[6]		444	390
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[5,6]		613	611
Procter & Gamble Company 3.00% 3/25/2030		338	313
Qatar Energy 3.125% 7/12/2041[6]		2,895	2,221
Qatar Energy 3.30% 7/12/2051[6]		2,942	2,166
Radiology Partners, Inc. 9.25% 2/1/2028[6]		245	90
Radiology Partners, Inc., Term Loan, (1-month USD CME Term SOFR + 4.25%) 9.467% 7/9/2025[7,8]		10	8
Range Resources Corp. 4.75% 2/15/2030[6]		145	130
Raptor Acquisition Corp. 4.875% 11/1/2026[6]		180	170
Real Hero Merger Sub 2, Inc. 6.25% 2/1/2029[6]		25	21
Regal Rexnord Corp. 6.40% 4/15/2033[6]		140	140
RHP Hotel Properties, LP 7.25% 7/15/2028[6]		80	81
RHP Hotel Properties, LP 4.50% 2/15/2029[6]		15	13
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[6]		55	57
RLJ Lodging Trust, LP 4.00% 9/15/2029[6]		25	21
Roller Bearing Company of America, Inc. 4.375% 10/15/2029[6]		20	18
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[6]		40	37
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]		75	70
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[6]		160	171
Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[6]		4	4
RP Escrow Issuer, LLC 5.25% 12/15/2025[6]		190	140
Russian Federation 4.25% 6/23/2027[3]		1,400	574
Ryan Specialty Group, LLC 4.375% 2/1/2030[6]		45	40
Sabre GLBL, Inc. 11.25% 12/15/2027[6]		75	64
Santander Holdings USA, Inc. 3.244% 10/5/2026		3,750	3,380
Scentre Group Trust 1 3.50% 2/12/2025[6]		210	202
Scentre Group Trust 1 3.75% 3/23/2027[6]		110	103
Scientific Games Holdings, LP 6.625% 3/1/2030[6]		46	41
Scientific Games International, Inc. 7.00% 5/15/2028[6]		20	20
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[6]		115	103
Scotts Miracle-Gro Co. 4.50% 10/15/2029		140	120
Scotts Miracle-Gro Co. 4.375% 2/1/2032		55	43
Serbia (Republic of) 6.25% 5/26/2028[6]		740	738
ServiceNow, Inc. 1.40% 9/1/2030		1,830	1,450
Simmons Foods, Inc. 4.625% 3/1/2029[6]		160	128
Sirius XM Radio, Inc. 3.125% 9/1/2026[6]		50	45
Sirius XM Radio, Inc. 4.00% 7/15/2028[6]		195	170
Sirius XM Radio, Inc. 3.875% 9/1/2031[6]		170	132
SM Energy Co. 6.50% 7/15/2028		45	43
Sonic Automotive, Inc. 4.625% 11/15/2029[6]		45	38
Sonic Automotive, Inc. 4.875% 11/15/2031[6]		20	16
Southern California Edison Co. 2.85% 8/1/2029		200	175
Southwestern Energy Co. 5.70% 1/23/2025[1]		110	110
Southwestern Energy Co. 8.375% 9/15/2028		30	31
Southwestern Energy Co. 5.375% 3/15/2030		135	126
Southwestern Energy Co. 4.75% 2/1/2032		105	93
Spirit AeroSystems, Inc. 9.375% 11/30/2029[6]		17	18
Sprint Corp. 7.625% 3/1/2026		130	135
Sri Lanka (Democratic Socialist Republic of) 5.75% 4/18/2023[3]		2,890	1,318
Stellantis Finance US, Inc. 1.711% 1/29/2027[6]		1,500	1,315

208	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Stellantis Finance US, Inc. 5.625% 1/12/2028[6]	USD	2,560	$2,584
Stellantis Finance US, Inc. 2.691% 9/15/2031[6]		453	362
Stericycle, Inc. 3.875% 1/15/2029[6]		110	98
Sunoco, LP 4.50% 5/15/2029		290	258
Sunoco, LP 4.50% 4/30/2030		35	31
Surgery Center Holdings, Inc. 10.00% 4/15/2027[6]		103	105
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1,3]		12	1
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,6]		800	767
Talen Energy Supply, LLC 8.625% 6/1/2030[6]		94	97
Tencent Holdings, Ltd. 3.24% 6/3/2050[6]		3,450	2,267
Tenet Healthcare Corp. 6.125% 10/1/2028		25	24
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024		2,789	2,773
The Bank of Nova Scotia 2.45% 2/2/2032		2,100	1,713
The Cigna Group 2.375% 3/15/2031		375	315
The Dun & Bradstreet Corp. 5.00% 12/15/2029[6]		47	42
Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.842% 9/29/2028[7,8]		244	229
T-Mobile USA, Inc. 2.40% 3/15/2029		1,079	928
Toyota Motor Credit Corp. 3.375% 4/1/2030		453	417
TransDigm, Inc. 6.25% 3/15/2026[6]		65	65
TransDigm, Inc. 5.50% 11/15/2027		45	43
TransDigm, Inc. 4.875% 5/1/2029		80	72
Transocean Poseidon, Ltd. 6.875% 2/1/2027[6]		61	60
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[6]		102	104
Transocean, Inc. 8.75% 2/15/2030[6]		40	41
Transocean, Inc. 6.80% 3/15/2038		35	24
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[6,10]		100	88
Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[5,6]		379	371
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[5,6]		251	241
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[5,6]		100	95
Triumph Group, Inc. 9.00% 3/15/2028[6]		71	73
State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048		1,410	1,035
U.S. Treasury 0.75% 8/31/2026		4,361	3,890
U.S. Treasury 0.875% 9/30/2026		11,098	9,929
U.S. Treasury 1.125% 10/31/2026		1,698	1,527
U.S. Treasury 2.50% 3/31/2027		9,560	8,958
U.S. Treasury 3.625% 3/31/2028		20	20
U.S. Treasury 3.625% 5/31/2028[11]		42,769	41,828
U.S. Treasury 1.625% 8/15/2029		383	334
U.S. Treasury 1.375% 11/15/2031[11]		15,508	12,780
U.S. Treasury 3.375% 5/15/2033		1,975	1,908
U.S. Treasury 1.125% 5/15/2040[11]		6,190	4,014
U.S. Treasury 1.75% 8/15/2041		4,650	3,268
U.S. Treasury 3.875% 5/15/2043		1,600	1,565
U.S. Treasury 3.00% 8/15/2048		5,045	4,254
U.S. Treasury 2.00% 8/15/2051		5,755	3,918
U.S. Treasury 3.00% 8/15/2052[11]		6,370	5,411
U.S. Treasury 4.00% 11/15/2052		1,072	1,100
U.S. Treasury 3.625% 2/15/2053[11]		25,826	24,760
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[4]		3,297	2,198
UBS Group AG 1.008% 7/30/2024 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 7/30/2023)[1,6]		1,950	1,942
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[1,6]		2,265	2,215
UKG, Inc., Term Loan, (1-month USD CME Term SOFR + 4.50%) 4.50% 5/4/2026[7,8]		75	75
UKG, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.271% 5/3/2027[7,8]		75	73
Ukraine 7.75% 9/1/2024[3]		6,210	1,615
Ukraine 7.75% 9/1/2026[3]		1,570	382

American Funds Insurance Series	209

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Ukraine 6.876% 5/21/2031[3]	USD	1,269	$293
Uniform Mortgage-Backed Security 2.00% 7/1/2038[5,12]		3,075	2,725
Uniform Mortgage-Backed Security 2.00% 7/1/2053[5,12]		9,600	7,831
Uniform Mortgage-Backed Security 2.50% 7/1/2053[5,12]		10,995	9,325
Uniform Mortgage-Backed Security 3.00% 7/1/2053[5,12]		277	244
Uniform Mortgage-Backed Security 3.50% 7/1/2053[5,12]		32,639	29,746
Uniform Mortgage-Backed Security 4.00% 7/1/2053[5,12]		6,410	6,016
Uniform Mortgage-Backed Security 4.50% 7/1/2053[5,12]		29,613	28,472
Uniform Mortgage-Backed Security 5.00% 7/1/2053[5,12]		4,191	4,107
Uniform Mortgage-Backed Security 5.50% 7/1/2053[5,12]		8,696	8,654
Uniform Mortgage-Backed Security 6.00% 7/1/2053[5,12]		16,005	16,148
Uniform Mortgage-Backed Security 2.50% 8/1/2053[5,12]		14,100	11,976
Uniform Mortgage-Backed Security 3.00% 8/1/2053[5,12]		1,660	1,463
Uniform Mortgage-Backed Security 4.00% 8/1/2053[5,12]		4,000	3,757
United Mexican States 6.338% 5/4/2053		425	434
United Natural Foods, Inc. 6.75% 10/15/2028[6]		85	71
Univision Communications, Inc. 4.50% 5/1/2029[6]		250	215
US Foods, Inc. 4.625% 6/1/2030[6]		35	31
Vail Resorts, Inc. 6.25% 5/15/2025[6]		120	120
Valvoline, Inc. 3.625% 6/15/2031[6]		85	69
Venator Finance SARL 9.50% 7/1/2025[3,6]		185	142
Venator Finance SARL 5.75% 7/15/2025[3,6]		140	3
Venator Finance SARL, Term Loan, 15.05% 9/14/2023[7,8]		39	41
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[6]		35	31
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[6]		31	31
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[6]		125	108
Verizon Communications, Inc. 3.15% 3/22/2030		575	511
Verizon Communications, Inc. 2.55% 3/21/2031		2,100	1,754
Verizon Communications, Inc. 2.355% 3/15/2032		3,500	2,816
VICI Properties, LP 4.375% 5/15/2025		1,563	1,512
VICI Properties, LP 4.625% 12/1/2029[6]		15	14
VICI Properties, LP 4.125% 8/15/2030[6]		420	370
VZ Secured Financing BV 5.00% 1/15/2032[6]		200	161
W&T Offshore, Inc. 11.75% 2/1/2026[6]		55	55
WarnerMedia Holdings, Inc. 4.279% 3/15/2032		917	814
WarnerMedia Holdings, Inc. 5.05% 3/15/2042		1,928	1,626
Warrior Met Coal, Inc. 7.875% 12/1/2028[6]		140	141
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[6]		320	299
WEA Finance, LLC 3.75% 9/17/2024[6]		535	505
Weatherford International, Ltd. 6.50% 9/15/2028[6]		65	65
Weatherford International, Ltd. 8.625% 4/30/2030[6]		93	95
Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[1]		5,788	5,408
Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]		1,600	1,405
WESCO Distribution, Inc. 7.125% 6/15/2025[6]		180	182
WESCO Distribution, Inc. 7.25% 6/15/2028[6]		200	204
Western Midstream Operating, LP 3.35% 2/1/2025[1]		85	81
Western Midstream Operating, LP 6.15% 4/1/2033		30	30
Western Midstream Operating, LP 5.50% 2/1/2050[1]		25	21
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[5,6]		1,485	1,480
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[5,6]		278	275
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[5,6]		60	59
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]		1,250	1,169
WeWork Companies, LLC 6.00% PIK and 5.00% Cash 8/15/2027[6,9]		37	16
WeWork Companies, LLC 8.00% PIK and 7.00% Cash 8/15/2027[6,9]		30	27
WMG Acquisition Corp. 3.75% 12/1/2029[6]		125	108
WMG Acquisition Corp. 3.875% 7/15/2030[6]		135	117
WMG Acquisition Corp. 3.00% 2/15/2031[6]		80	65
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[1,2,10]		105	101
Wynn Las Vegas, LLC 5.50% 3/1/2025[6]		110	108
Wynn Resorts Finance, LLC 7.125% 2/15/2031[6]		43	43

210	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
U.S. dollars (continued)
Yahoo Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 10.717% 9/1/2027[7,8]		USD	110	$105
Ziggo Bond Co. BV 5.125% 2/28/2030[6]			200	152
Ziggo BV 4.875% 1/15/2030[6]			300	249
				597,610

Total bonds, notes & other debt instruments (cost: $1,474,574,000)				1,358,705

Investment funds 3.45%			Shares

U.S. dollars 3.45%
Capital Group Central Corporate Bond Fund[13]			6,083,317	50,370

Total investment funds (cost: $48,003,000)				50,370

Preferred securities 0.00%
U.S. dollars 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[6,10,14]			48	36

Total preferred securities (cost: $49,000)				36

Common stocks 0.02%
U.S. dollars 0.02%
Constellation Oil Services Holding SA, Class B-1[10,14]			1,214,969	133
Altera Infrastructure, LP10,14			1,308	110
Talen Energy Corp.[14]			575	29
WeWork, Inc., Class A14			8,100	2
Bighorn Permian Resources, LLC[10]			531	—	[15]

Total common stocks (cost: $577,000)				274

Short-term securities 12.40%
Money market investments 10.84%
Capital Group Central Cash Fund 5.15%[13,16]			1,581,248	158,141

	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 1.56%
Japan Treasury 2/20/2024	(0.103)%	JPY	3,277,100	22,733

Total short-term securities (cost: $182,566,000)				180,874
Total investment securities 108.99% (cost: $1,705,769,000)				1,590,259
Other assets less liabilities (8.99)%				(131,205)

Net assets 100.00%				$1,459,054

American Funds Insurance Series	211

Capital World Bond Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2023 (000)
2 Year Euro-Schatz Futures	Short	327	September 2023	USD (37,413)	$117
2 Year U.S. Treasury Note Futures	Long	637	September 2023	129,530	(1,185)
5 Year Euro-Bobl Futures	Long	257	September 2023	32,449	(503)
5 Year U.S. Treasury Note Futures	Long	1,361	September 2023	145,755	(2,602)
10 Year Italy Government Bond Futures	Long	134	September 2023	16,978	(38)
10 Year Euro-Bund Futures	Short	202	September 2023	(29,479)	295
10 Year Japanese Government Bond Futures	Short	77	September 2023	(79,271)	(302)
10 Year Australian Treasury Bond Futures	Long	70	September 2023	5,417	(9)
10 Year U.S. Treasury Note Futures	Short	117	September 2023	(13,135)	177
10 Year Ultra U.S. Treasury Note Futures	Short	517	September 2023	(61,232)	599
10 Year UK Gilt Futures	Long	11	September 2023	1,331	— [15]
20 Year U.S. Treasury Bond Futures	Long	147	September 2023	18,655	34
30 Year Euro-Buxl Futures	Long	53	September 2023	8,074	81
30 Year Ultra U.S. Treasury Bond Futures	Short	109	September 2023	(14,848)	(134)
					$(3,470)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2023 (000)
ZAR	74,500	USD	3,952	UBS AG	7/3/2023	$6
USD	1,592	ZAR	30,500	Bank of New York Mellon	7/3/2023	(28)
USD	2,258	ZAR	44,000	UBS AG	7/3/2023	(79)
CAD	12,823	USD	9,476	Morgan Stanley	7/7/2023	204
USD	982	GBP	790	Bank of America	7/7/2023	(21)
EUR	8,530	USD	9,178	Morgan Stanley	7/10/2023	135
EUR	1,490	USD	1,600	Bank of America	7/10/2023	27
EUR	1,620	USD	1,745	Goldman Sachs	7/10/2023	24
MXN	140,350	USD	8,168	Bank of America	7/10/2023	15
HUF	1,284,310	EUR	3,427	JPMorgan Chase	7/10/2023	10
ILS	4,200	USD	1,125	Goldman Sachs	7/10/2023	9
EUR	5,100	CAD	7,368	HSBC Bank	7/10/2023	5
USD	2,482	EUR	2,270	BNP Paribas	7/10/2023	3
USD	1,301	EUR	1,190	HSBC Bank	7/10/2023	2
USD	1,669	COP	7,000,000	BNP Paribas	7/10/2023	(3)
EUR	1,340	USD	1,466	Bank of New York Mellon	7/10/2023	(3)
EUR	1,790	USD	1,959	Bank of America	7/10/2023	(5)
EUR	1,910	USD	2,093	Citibank	7/10/2023	(8)
USD	1,568	COP	6,600,000	Goldman Sachs	7/10/2023	(9)
USD	2,345	HUF	818,090	Goldman Sachs	7/10/2023	(44)
USD	4,414	GBP	3,530	HSBC Bank	7/10/2023	(69)
AUD	4,500	USD	3,096	Standard Chartered Bank	7/10/2023	(97)
USD	3,893	MXN	68,500	Morgan Stanley	7/10/2023	(101)
JPY	509,620	USD	3,677	Morgan Stanley	7/10/2023	(140)
USD	22,521	AUD	34,200	JPMorgan Chase	7/10/2023	(268)
AUD	12,970	USD	8,925	Bank of America	7/10/2023	(283)
BRL	3,800	USD	765	Citibank	7/11/2023	27
USD	3,988	NZD	6,561	HSBC Bank	7/11/2023	(38)
THB	368,000	USD	10,645	Citibank	7/14/2023	(215)
USD	16,894	KRW	21,690,694	HSBC Bank	7/17/2023	420

212	American Funds Insurance Series

Capital World Bond Fund (continued)

Forward currency contracts (continued)

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2023 (000)
PLN	27,850	USD	6,695	HSBC Bank	7/17/2023	$148
EUR	24,530	USD	26,656	Citibank	7/17/2023	135
PLN	20,540	EUR	4,566	HSBC Bank	7/17/2023	59
USD	7,169	IDR	107,102,850	JPMorgan Chase	7/17/2023	50
EUR	6,000	USD	6,511	BNP Paribas	7/17/2023	42
DKK	17,400	USD	2,525	UBS AG	7/17/2023	28
CZK	47,290	EUR	1,978	Barclays Bank PLC	7/17/2023	9
BRL	5,700	USD	1,179	Goldman Sachs	7/17/2023	8
EUR	1,440	USD	1,568	Standard Chartered Bank	7/17/2023	4
COP	9,234,000	USD	2,197	BNP Paribas	7/17/2023	3
USD	511	COP	2,147,484	BNP Paribas	7/17/2023	(1)
NZD	1,070	USD	666	JPMorgan Chase	7/17/2023	(9)
SEK	23,400	USD	2,182	BNP Paribas	7/17/2023	(10)
EUR	2,570	USD	2,818	Citibank	7/17/2023	(12)
SEK	22,100	USD	2,076	Standard Chartered Bank	7/17/2023	(26)
CNH	104,690	USD	14,672	Citibank	7/17/2023	(251)
CNH	146,967	USD	20,560	Citibank	7/17/2023	(316)
JPY	376,000	USD	2,637	Goldman Sachs	7/18/2023	(24)
JPY	2,902,270	USD	20,903	Morgan Stanley	7/18/2023	(731)
JPY	5,640,928	USD	40,542	HSBC Bank	7/18/2023	(1,334)
EUR	6,170	USD	6,788	Goldman Sachs	7/20/2023	(48)
EUR	10,720	USD	11,725	Morgan Stanley	7/21/2023	(14)
THB	170,870	USD	4,864	JPMorgan Chase	7/24/2023	(16)
THB	189,700	USD	5,401	Morgan Stanley	7/24/2023	(20)
USD	3,779	CAD	4,970	Bank of America	7/25/2023	26
USD	3,444	GBP	2,700	Bank of America	7/25/2023	14
MYR	8,560	USD	1,834	Standard Chartered Bank	7/25/2023	12
USD	748	NOK	7,930	BNP Paribas	7/25/2023	9
USD	2,068	MXN	35,480	Bank of America	7/25/2023	6
CHF	2,790	USD	3,127	UBS AG	7/25/2023	(1)
MXN	40,500	USD	2,359	HSBC Bank	7/25/2023	(5)
PLN	18,110	EUR	4,075	Standard Chartered Bank	7/25/2023	(5)
USD	23,076	MXN	398,073	Morgan Stanley	7/25/2023	(59)
EUR	7,190	PLN	31,970	UBS AG	7/26/2023	6
DKK	46,980	EUR	6,310	Bank of America	7/26/2023	1
JPY	182,300	USD	1,278	Morgan Stanley	7/26/2023	(9)
CNH	234,750	USD	32,488	HSBC Bank	7/26/2023	(126)
USD	14,773	DKK	100,190	HSBC Bank	7/27/2023	64
USD	3,942	ZAR	74,500	UBS AG	7/28/2023	(4)
USD	542	BRL	2,615	Citibank	8/4/2023	(1)
USD	5,446	BRL	26,395	JPMorgan Chase	10/2/2023	25
USD	4,698	BRL	22,770	Citibank	10/2/2023	22
USD	2,439	BRL	13,000	Citibank	12/29/2023	(201)
USD	232	BRL	1,255	Citibank	1/2/2024	(22)
USD	4,287	BRL	23,130	Citibank	1/2/2024	(409)
USD	8,868	BRL	48,887	Citibank	1/2/2024	(1,058)
USD	25,879	JPY	3,277,100	HSBC Bank	2/16/2024	2,283
JPY	3,277,100	USD	25,661	HSBC Bank	2/16/2024	(2,065)
USD	25,676	JPY	3,277,100	HSBC Bank	2/20/2024	2,065
						$(2,282)

American Funds Insurance Series	213

Capital World Bond Fund (continued)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay				Notional amount (000)	Value at 6/30/2023 (000)	Upfront premium paid (000)		Unrealized (depreciation) appreciation at 6/30/2023 (000)
Rate	Payment frequency	Rate	Payment frequency	Expiration date
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD	4,428	$(17)	$—		$(17)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023		37,736	(147)	—		(147)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023		13,908	(60)	—		(60)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023		34,764	(149)	—		(149)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023		5,734	(25)	—		(25)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023		5,734	(26)	—		(26)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023		6,295	(30)	—		(30)
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023		11,830	(68)	—		(68)
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023		11,817	(74)	—		(74)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023		12,043	(77)	—		(77)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023		12,093	(77)	—		(77)
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023		10,675	(79)	—		(79)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023		12,176	(90)	—		(90)
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023		12,163	(90)	—		(90)
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023		12,163	(91)	—		(91)
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023		13,521	(101)	—		(101)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023		17,111	(128)	—		(128)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023		17,111	(128)	—		(128)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023		1,440	(11)	—		(11)
2.628%	Annual	SONIA	Annual	7/28/2024	GBP	21,600	(966)	—		(966)
3.79165%	Annual	SOFR	Annual	1/13/2026	USD	23,220	(424)	—		(424)
4.0285%	Annual	SOFR	Annual	2/10/2026		37,540	(461)	—		(461)
6.255%	28-day	28-day MXN-TIIE	28-day	5/22/2026	MXN	47,800	(196)	—		(196)
6.19%	28-day	28-day MXN-TIIE	28-day	5/22/2026		48,400	(203)	—		(203)
6.16%	28-day	28-day MXN-TIIE	28-day	6/9/2026		58,800	(250)	—	[15]	(250)
6.5375%	28-day	28-day MXN-TIIE	28-day	6/17/2026		14,000	(52)	—		(52)
6.50%	28-day	28-day MXN-TIIE	28-day	6/17/2026		13,900	(52)	—		(52)
6.47%	28-day	28-day MXN-TIIE	28-day	6/17/2026		14,200	(54)	—		(54)
6.55%	28-day	28-day MXN-TIIE	28-day	6/17/2026		43,000	(158)	—		(158)
6.55%	28-day	28-day MXN-TIIE	28-day	6/18/2026		14,100	(52)	—		(52)
6.50%	28-day	28-day MXN-TIIE	28-day	6/18/2026		27,800	(104)	—		(104)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026		62,600	(222)	—		(222)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026		172,500	(614)	—		(614)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026		28,900	(59)	—		(59)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026		43,375	(86)	—		(86)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026		89,445	(192)	—		(192)
9.40%	28-day	28-day MXN-TIIE	28-day	2/16/2028		259,800	577	—		577
4.96048%	Annual	SONIA	Annual	6/21/2028	GBP	7,810	(56)	—		(56)
4.98038%	Annual	SONIA	Annual	6/21/2028		15,850	(96)	—		(96)
SOFR	Annual	3.29015%	Annual	1/13/2030	USD	11,280	296	—		296
SOFR	Annual	3.4705%	Annual	2/10/2030		16,910	266	—		266
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP	4,240	6	—		6
SONIA	Annual	4.36738%	Annual	6/21/2033		8,600	(3)	—		(3)
							$(4,623)	$—	[15]	$(4,623)

214	American Funds Insurance Series

Capital World Bond Fund (continued)

Swap contracts (continued)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 6/30/2023 (000)
CDX.NA.HY.40	5.00%	Quarterly	6/20/2028	USD12,672	$(350)	$(146)	$(204)

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	[17]	Value at 6/30/2023 (000)	[18]	Upfront premium paid (000)	Unrealized appreciation at 6/30/2023 (000)
1.00%	Quarterly	CDX.NA.IG.40	6/20/2028	USD66,201		$989		$567	$422

Investments in affiliates13

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Investment funds 3.45%
Capital Group Central Corporate Bond Fund	$48,676	$924	$—	$—	$770	$50,370	$924
Short-term securities 10.84%
Money market investments 10.84%
Capital Group Central Cash Fund 5.15%[16]	167	547,669	389,720	2	23	158,141	2,783
Total 14.29%				$2	$793	$208,511	$3,707

Restricted securities2

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Goldman Sachs Group, Inc. 3.375% 3/27/2025	5/19/2020	$5,638	$5,384	.37%
Goldman Sachs Group, Inc. 1.00% 3/18/2033	5/19/2021	3,242	2,199	.15
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1]	5/19/2020	5,992	5,296	.36
JPMorgan Chase & Co. 0.389% 2/24/2028 (3-month EUR-EURIBOR + 0.65% on 2/24/2027)[1]	5/19/2020	3,392	3,041	.21
NBM US Holdings, Inc. 7.00% 5/14/2026	5/17/2023-5/19/2023	1,467	1,480	.10
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[1,10]	6/23/2023	101	101	.01
Total		$19,832	$17,501	1.20%

American Funds Insurance Series	215

Capital World Bond Fund (continued)

[1]	Step bond; coupon rate may change at a later date.
[2]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $17,501,000, which represented 1.20% of the net assets of the fund.
[3]	Scheduled interest and/or principal payment was not received.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $106,174,000, which represented 7.28% of the net assets of the fund.
[7]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,165,000, which represented .15% of the net assets of the fund.
[8]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[10]	Value determined using significant unobservable inputs.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $12,003,000, which represented .82% of the net assets of the fund.
[12]	Purchased on a TBA basis.
[13]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[14]	Security did not produce income during the last 12 months.
[15]	Amount less than one thousand.
[16]	Rate represents the seven-day yield at 6/30/2023.
[17]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[18]	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviations

Assn. = Association
AUD = Australian dollars
BBR = Bank Base Rate
BRL = Brazilian reais
CAD = Canadian dollars
CHF = Swiss francs
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
FRA = Forward Rate Agreement
GBP = British pounds
HUF = Hungarian forints
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NOK = Norwegian kroner
NZD = New Zealand dollars
PEN = Peruvian nuevos soles
PIK = Payment In Kind
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TIIE = Equilibrium Interbank Interest Rate
UAH = Ukrainian hryvnia
USD = U.S. dollars
ZAR = South African rand

Refer to the notes to financial statements.

216	American Funds Insurance Series

American High-Income Trust

Investment portfolio June 30, 2023	unaudited

Bonds, notes & other debt instruments 89.97%	Principal amount (000)		Value (000)
Corporate bonds, notes & loans 89.90%
Energy 15.23%
Aethon United BR, LP 8.25% 2/15/2026[1]	USD	295	$290
Antero Midstream Partners, LP 5.375% 6/15/2029[1]		570	530
Antero Resources Corp. 7.625% 2/1/2029[1]		244	248
Antero Resources Corp. 5.375% 3/1/2030[1]		230	213
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[1]		2,040	1,976
Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027[1]		170	212
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]		271	267
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]		1,245	1,112
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]		1,610	1,439
Blue Racer Midstream, LLC 7.625% 12/15/2025[1]		496	502
California Resources Corp. 7.125% 2/1/2026[1]		390	392
Callon Petroleum Co. 7.50% 6/15/2030[1]		1,360	1,285
Cheniere Energy Partners, LP 4.50% 10/1/2029		938	862
Cheniere Energy Partners, LP 4.00% 3/1/2031		413	364
Cheniere Energy Partners, LP 3.25% 1/31/2032		175	144
Cheniere Energy, Inc. 4.625% 10/15/2028		1,341	1,254
Chesapeake Energy Corp. 4.875% 4/15/2022[2]		4,300	97
Chesapeake Energy Corp. 5.50% 2/1/2026[1]		790	771
Chesapeake Energy Corp. 5.875% 2/1/2029[1]		2,190	2,082
Chesapeake Energy Corp. 6.75% 4/15/2029[1]		755	750
Chord Energy Corp. 6.375% 6/1/2026[1]		795	789
Civitas Resources, Inc. 5.00% 10/15/2026[1]		905	854
Civitas Resources, Inc. 8.375% 7/1/2028[1]		800	810
Civitas Resources, Inc. 8.75% 7/1/2031[1]		2,820	2,862
CNX Midstream Partners, LP 4.75% 4/15/2030[1]		280	238
CNX Resources Corp. 7.25% 3/14/2027[1]		1,168	1,157
CNX Resources Corp. 6.00% 1/15/2029[1]		2,034	1,887
CNX Resources Corp. 7.375% 1/15/2031[1]		1,111	1,082
Comstock Resources, Inc. 6.75% 3/1/2029[1]		1,230	1,127
Comstock Resources, Inc. 5.875% 1/15/2030[1]		1,260	1,095
Constellation Oil Services Holding SA 4.00% PIK 12/31/2026[3]		3,169	1,876
Continental Resources, Inc. 5.75% 1/15/2031[1]		365	347
Crescent Energy Finance, LLC 7.25% 5/1/2026[1]		500	470
Crescent Energy Finance, LLC 9.25% 2/15/2028[1]		1,757	1,706
Crestwood Midstream Partners, LP 5.625% 5/1/2027[1]		290	275
Crestwood Midstream Partners, LP 6.00% 2/1/2029[1]		365	341
Crestwood Midstream Partners, LP 8.00% 4/1/2029[1]		1,675	1,699
Crestwood Midstream Partners, LP 7.375% 2/1/2031[1]		447	441
Devon Energy Corp. 5.875% 6/15/2028		202	201
Devon Energy Corp. 4.50% 1/15/2030		493	465
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[1,3,4]		68	66
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[3]		62	59
DT Midstream, Inc. 4.125% 6/15/2029[1]		1,503	1,320
DT Midstream, Inc. 4.375% 6/15/2031[1]		307	265
Earthstone Energy Holdings, LLC 9.875% 7/15/2031[1]		1,205	1,193
Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[1]		250	227
Energean Israel Finance, Ltd. 4.50% 3/30/2024[1]		425	421
Energean Israel Finance, Ltd. 4.875% 3/30/2026[1]		1,080	1,005
Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]		80	70
Energean PLC 6.50% 4/30/2027[1]		380	347
EPIC Crude Services, LP, Term Loan B, (3-month USD-LIBOR + 5.00%) 10.48% 3/2/2026[4,5]		140	134
EQM Midstream Partners, LP 4.125% 12/1/2026		222	207
EQM Midstream Partners, LP 7.50% 6/1/2027[1]		405	409
EQM Midstream Partners, LP 6.50% 7/1/2027[1]		2,345	2,315
EQM Midstream Partners, LP 5.50% 7/15/2028		881	834
EQM Midstream Partners, LP 4.50% 1/15/2029[1]		835	746
EQM Midstream Partners, LP 7.50% 6/1/2030[1]		338	342
EQM Midstream Partners, LP 4.75% 1/15/2031[1]		1,645	1,443
EQM Midstream Partners, LP 6.50% 7/15/2048		910	824
EQT Corp. 5.00% 1/15/2029		170	160

American Funds Insurance Series	217

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
EQT Corp. 3.625% 5/15/2031[1]	USD	290	$250
Genesis Energy, LP 6.50% 10/1/2025		1,886	1,860
Genesis Energy, LP 6.25% 5/15/2026		320	304
Genesis Energy, LP 8.00% 1/15/2027		2,960	2,889
Genesis Energy, LP 7.75% 2/1/2028		87	83
Genesis Energy, LP 8.875% 4/15/2030		1,000	978
Harbour Energy PLC 5.50% 10/15/2026[1]		1,545	1,422
Harvest Midstream I, LP 7.50% 9/1/2028[1]		1,947	1,932
Hess Midstream Operations, LP 5.125% 6/15/2028[1]		851	797
Hess Midstream Operations, LP 4.25% 2/15/2030[1]		1,430	1,249
Hess Midstream Operations, LP 5.50% 10/15/2030[1]		630	583
Hilcorp Energy I, LP 6.25% 11/1/2028[1]		145	137
Hilcorp Energy I, LP 5.75% 2/1/2029[1]		985	893
Hilcorp Energy I, LP 6.00% 4/15/2030[1]		922	841
Hilcorp Energy I, LP 6.00% 2/1/2031[1]		723	647
Hilcorp Energy I, LP 6.25% 4/15/2032[1]		700	625
Holly Energy Partners, LP 6.375% 4/15/2027[1]		220	218
Jonah Energy, LLC 12.00% 11/5/2025[6]		852	852
Matador Resources Co. 6.875% 4/15/2028[1]		425	421
Mesquite Energy, Inc. 7.25% 2/15/2023[1,2]		739	13
Murphy Oil Corp. 5.75% 8/15/2025		139	137
Murphy Oil Corp. 6.375% 7/15/2028		415	409
Murphy Oil USA, Inc. 4.75% 9/15/2029		820	754
Murphy Oil USA, Inc. 3.75% 2/15/2031[1]		1,065	894
Nabors Industries, Inc. 7.375% 5/15/2027[1]		1,745	1,662
Nabors Industries, Ltd. 7.25% 1/15/2026[1]		320	299
Neptune Energy Bondco PLC 6.625% 5/15/2025[1]		1,250	1,249
New Fortress Energy, Inc. 6.75% 9/15/2025[1]		1,625	1,526
New Fortress Energy, Inc. 6.50% 9/30/2026[1]		4,490	4,022
NGL Energy Operating, LLC 7.50% 2/1/2026[1]		8,905	8,780
NGL Energy Partners, LP 6.125% 3/1/2025		2,054	1,974
NGL Energy Partners, LP 7.50% 4/15/2026		650	613
Noble Finance II, LLC 8.00% 4/15/2030[1]		270	275
Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]		1,890	1,854
Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]		1,210	1,190
NorthRiver Midstream Finance, LP 5.625% 2/15/2026[1]		625	583
NuStar Logistics, LP 6.00% 6/1/2026		286	279
Occidental Petroleum Corp. 5.875% 9/1/2025		710	706
Occidental Petroleum Corp. 6.625% 9/1/2030		390	406
Occidental Petroleum Corp. 6.125% 1/1/2031		465	473
Occidental Petroleum Corp. 6.45% 9/15/2036		245	252
Occidental Petroleum Corp. 6.20% 3/15/2040		290	286
Occidental Petroleum Corp. 6.60% 3/15/2046		305	314
Parkland Corp. 4.625% 5/1/2030[1]		440	382
Patterson-UTI Energy, Inc. 5.15% 11/15/2029		80	73
PDC Energy, Inc. 5.75% 5/15/2026		600	598
Permian Resources Operating, LLC 6.875% 4/1/2027[1]		440	435
Petrobras Global Finance BV 6.75% 6/3/2050		288	259
Petrobras Global Finance BV 5.50% 6/10/2051		202	159
Petroleos Mexicanos 4.875% 1/18/2024		223	219
Petroleos Mexicanos 6.875% 10/16/2025		350	336
Petroleos Mexicanos 8.75% 6/2/2029		732	663
Petrorio Luxembourg SARL 6.125% 6/9/2026[1]		320	308
Range Resources Corp. 4.875% 5/15/2025		362	355
Range Resources Corp. 8.25% 1/15/2029		855	891
Range Resources Corp. 4.75% 2/15/2030[1]		970	870
Rockies Express Pipeline, LLC 4.95% 7/15/2029[1]		550	504
Sabine Pass Liquefaction, LLC 4.50% 5/15/2030		371	353
Southwestern Energy Co. 5.375% 2/1/2029		340	321
Southwestern Energy Co. 5.375% 3/15/2030		2,725	2,546
Southwestern Energy Co. 4.75% 2/1/2032		1,040	918

218	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Suburban Propane Partners, LP 5.00% 6/1/2031[1]	USD	335	$281
Sunoco, LP 6.00% 4/15/2027		547	539
Sunoco, LP 5.875% 3/15/2028		290	279
Sunoco, LP 4.50% 5/15/2029		1,970	1,750
Sunoco, LP 4.50% 4/30/2030		1,955	1,711
Superior Plus, LP 4.50% 3/15/2029[1]		50	44
Tallgrass Energy Partners, LP 7.50% 10/1/2025[1]		85	85
Targa Resources Partners, LP 6.50% 7/15/2027		133	132
Targa Resources Partners, LP 6.875% 1/15/2029		915	934
Targa Resources Partners, LP 5.50% 3/1/2030		327	315
Targa Resources Partners, LP 4.875% 2/1/2031		695	643
Targa Resources Partners, LP 4.00% 1/15/2032		190	165
Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]		375	371
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]		1,032	1,055
Transocean, Inc. 7.25% 11/1/2025[1]		500	481
Transocean, Inc. 11.50% 1/30/2027[1]		245	254
Transocean, Inc. 8.75% 2/15/2030[1]		529	538
Transocean, Inc. 6.80% 3/15/2038		540	376
USA Compression Partners, LP 6.875% 4/1/2026		669	656
USA Compression Partners, LP 6.875% 9/1/2027		247	236
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]		575	571
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]		2,795	2,408
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[1]		1,395	1,144
Venture Global LNG, Inc. 8.125% 6/1/2028[1]		425	432
Venture Global LNG, Inc. 8.375% 6/1/2031[1]		1,000	1,010
W&T Offshore, Inc. 11.75% 2/1/2026[1]		355	354
Weatherford International, Ltd. 6.50% 9/15/2028[1]		2,665	2,679
Weatherford International, Ltd. 8.625% 4/30/2030[1]		3,721	3,781
Western Midstream Operating, LP 3.35% 2/1/2025[7]		450	431
Western Midstream Operating, LP 3.95% 6/1/2025		65	62
Western Midstream Operating, LP 4.50% 3/1/2028		239	226
Western Midstream Operating, LP 4.30% 2/1/2030[7]		80	72
Western Midstream Operating, LP 6.15% 4/1/2033		302	305
Western Midstream Operating, LP 5.50% 2/1/2050[7]		820	673
			128,013

Consumer discretionary 12.99%
Adient Global Holdings, Ltd. 4.875% 8/15/2026[1]		525	499
Affinity Interactive 6.875% 12/15/2027[1]		530	467
Allied Universal Holdco, LLC 6.625% 7/15/2026[1]		508	483
Allied Universal Holdco, LLC 9.75% 7/15/2027[1]		866	767
Allied Universal Holdco, LLC 4.625% 6/1/2028[1]		490	415
Allied Universal Holdco, LLC 6.00% 6/1/2029[1]		2,790	2,062
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]		904	919
Allwyn Entertainment Financing (UK) PLC 7.25% 4/30/2030	EUR	338	376
Asbury Automotive Group, Inc. 4.50% 3/1/2028	USD	250	229
Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]		1,545	1,373
Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]		1,310	1,142
Atlas LuxCo 4 SARL 4.625% 6/1/2028[1]		280	236
AutoNation, Inc. 2.40% 8/1/2031		610	463
Bath & Body Works, Inc. 6.875% 11/1/2035		1,106	1,014
Bath & Body Works, Inc. 6.75% 7/1/2036		655	590
Boyd Gaming Corp. 4.75% 12/1/2027		441	418
Boyd Gaming Corp. 4.75% 6/15/2031[1]		345	309
Boyne USA, Inc. 4.75% 5/15/2029[1]		650	586
Caesars Entertainment, Inc. 6.25% 7/1/2025[1]		1,085	1,081
Caesars Entertainment, Inc. 4.625% 10/15/2029[1]		1,609	1,406
Caesars Entertainment, Inc. 7.00% 2/15/2030[1]		2,140	2,151
Caesars Entertainment, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.452% 2/6/2030[1,4,5]		390	390

American Funds Insurance Series	219

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Caesars Resort Collection, LLC 5.75% 7/1/2025[1]	USD	345	$349
Carnival Corp. 10.50% 2/1/2026[1]		1,405	1,478
Carnival Corp. 5.75% 3/1/2027[1]		630	581
Carnival Corp. 4.00% 8/1/2028[1]		3,470	3,079
Carnival Corp. 6.00% 5/1/2029[1]		2,445	2,185
CEC Entertainment, LLC 6.75% 5/1/2026[1]		320	306
Clarios Global, LP 6.25% 5/15/2026[1]		140	139
Clarios Global, LP 8.50% 5/15/2027[1]		315	316
Dana, Inc. 4.25% 9/1/2030		115	96
Dana, Inc. 4.50% 2/15/2032		375	312
Empire Resorts, Inc. 7.75% 11/1/2026[1]		470	380
Everi Holdings, Inc. 5.00% 7/15/2029[1]		95	83
Fertitta Entertainment, LLC 4.625% 1/15/2029[1]		1,405	1,234
Fertitta Entertainment, LLC 6.75% 1/15/2030[1]		4,820	4,107
First Student Bidco, Inc. 4.00% 7/31/2029[1]		1,315	1,115
First Student Bidco, Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 8.501% 7/21/2028[4,5]		219	213
Ford Motor Co. 3.25% 2/12/2032		315	248
Ford Motor Co. 6.10% 8/19/2032		695	674
Ford Motor Credit Co., LLC 2.30% 2/10/2025		800	749
Ford Motor Credit Co., LLC 5.125% 6/16/2025		1,545	1,504
Ford Motor Credit Co., LLC 4.134% 8/4/2025		430	408
Ford Motor Credit Co., LLC 3.375% 11/13/2025		665	619
Ford Motor Credit Co., LLC 6.95% 6/10/2026		2,104	2,116
Ford Motor Credit Co., LLC 4.542% 8/1/2026		1,460	1,374
Ford Motor Credit Co., LLC 2.70% 8/10/2026		1,365	1,220
Ford Motor Credit Co., LLC 4.271% 1/9/2027		900	834
Ford Motor Credit Co., LLC 4.125% 8/17/2027		835	763
Ford Motor Credit Co., LLC 3.815% 11/2/2027		880	787
Ford Motor Credit Co., LLC 2.90% 2/16/2028		300	257
Ford Motor Credit Co., LLC 6.80% 5/12/2028		330	331
Ford Motor Credit Co., LLC 5.113% 5/3/2029		300	278
Ford Motor Credit Co., LLC 7.20% 6/10/2030		700	707
Ford Motor Credit Co., LLC 4.00% 11/13/2030		570	488
Gap, Inc. 3.625% 10/1/2029[1]		170	120
Gap, Inc. 3.875% 10/1/2031[1]		108	74
Group 1 Automotive, Inc. 4.00% 8/15/2028[1]		380	335
Hanesbrands, Inc. 4.875% 5/15/2026[1]		894	836
Hanesbrands, Inc. 9.00% 2/15/2031[1]		1,595	1,609
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.852% 3/8/2030[4,5]		644	648
Hilton Domestic Operating Co., Inc. 3.75% 5/1/2029[1]		200	178
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030		408	381
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[1]		1,045	909
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[1]		591	525
Hyundai Capital America 1.65% 9/17/2026[1]		745	657
International Game Technology PLC 6.50% 2/15/2025[1]		651	652
International Game Technology PLC 4.125% 4/15/2026[1]		915	870
International Game Technology PLC 5.25% 1/15/2029[1]		2,420	2,295
Jacobs Entertainment, Inc. 6.75% 2/15/2029[1]		639	572
KB Home 6.875% 6/15/2027		330	335
KB Home 7.25% 7/15/2030		330	335
Kontoor Brands, Inc. 4.125% 11/15/2029[1]		370	309
LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]		4,610	3,950
Levi Strauss & Co. 3.50% 3/1/2031[1]		820	679
Lindblad Expeditions, LLC 6.75% 2/15/2027[1]		205	195
Lithia Motors, Inc. 4.625% 12/15/2027[1]		365	341
Lithia Motors, Inc. 3.875% 6/1/2029[1]		1,370	1,192
Lithia Motors, Inc. 4.375% 1/15/2031[1]		830	717
LSF9 Atlantis Holdings, LLC 7.75% 2/15/2026[1]		335	312
M.D.C. Holdings, Inc. 6.00% 1/15/2043		573	518

220	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Marriott International, Inc. 3.50% 10/15/2032	USD	350	$303
Marriott International, Inc. 2.75% 10/15/2033		310	247
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]		1,075	929
Melco Resorts Finance, Ltd. 4.875% 6/6/2025[1]		800	763
Melco Resorts Finance, Ltd. 5.75% 7/21/2028[1]		595	527
Merlin Entertainments PLC 5.75% 6/15/2026[1]		492	475
MGM Resorts International 5.50% 4/15/2027		200	192
Motel 6 Operating, LP, Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.205% 9/9/2026[4,5]		462	461
NCL Corp., Ltd. 3.625% 12/15/2024[1]		300	289
NCL Corp., Ltd. 5.875% 3/15/2026[1]		405	379
NCL Corp., Ltd. 5.875% 2/15/2027[1]		1,510	1,471
NCL Corp., Ltd. 7.75% 2/15/2029[1]		360	342
Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[1]		1,650	1,538
Party City Holdings, Inc. (6-month USD-LIBOR + 5.00%) 10.13% 7/15/2025[1,2,4]		240	26
Party City Holdings, Inc. 8.75% 2/15/2026[1,2]		7,577	1,174
Party City Holdings, Inc. 6.625% 8/1/2026[1,2]		500	3
Party City Holdings, Inc., Term Loan DIP, 15.05% 7/19/2023[4,5]		1,356	1,403
Penske Automotive Group, Inc. 3.75% 6/15/2029		670	579
PetSmart, LLC 4.75% 2/15/2028[1]		960	888
PetSmart, LLC 7.75% 2/15/2029[1]		865	860
Premier Entertainment Sub, LLC 5.625% 9/1/2029[1]		200	152
QVC, Inc. 4.85% 4/1/2024		1,450	1,419
Rakuten Group, Inc. 10.25% 11/30/2024[1]		400	397
Raptor Acquisition Corp. 4.875% 11/1/2026[1]		550	519
RHP Hotel Properties, LP 7.25% 7/15/2028[1]		862	872
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[1]		1,251	1,328
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]		1,090	1,002
Royal Caribbean Cruises, Ltd. 5.50% 8/31/2026[1]		715	679
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[1]		1,365	1,278
Royal Caribbean Cruises, Ltd. 3.70% 3/15/2028		1,700	1,479
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]		795	742
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[1]		1,775	1,865
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[1]		1,010	1,077
Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[1]		553	561
Sally Holdings, LLC 5.625% 12/1/2025		1,030	1,017
Scientific Games Holdings, LP 6.625% 3/1/2030[1]		960	846
Scientific Games International, Inc. 8.625% 7/1/2025[1]		1,215	1,242
Scientific Games International, Inc. 7.00% 5/15/2028[1]		985	981
Scientific Games International, Inc. 7.25% 11/15/2029[1]		960	962
Sonic Automotive, Inc. 4.625% 11/15/2029[1]		1,630	1,367
Sonic Automotive, Inc. 4.875% 11/15/2031[1]		2,260	1,857
Tempur Sealy International, Inc. 4.00% 4/15/2029[1]		95	82
The New Home Co., Inc. 7.25% 10/15/2025[1]		395	367
Travel + Leisure Co. 4.50% 12/1/2029[1]		785	669
Universal Entertainment Corp. 8.75% 12/11/2024[1]		2,945	2,904
Vail Resorts, Inc. 6.25% 5/15/2025[1]		315	316
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]		1,245	1,164
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]		910	832
Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]		482	432
Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]		247	246
Yahoo Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 10.717% 9/1/2027[4,5]		465	445
ZF North America Capital, Inc. 4.75% 4/29/2025[1]		300	293
ZF North America Capital, Inc. 7.125% 4/14/2030[1]		700	713
			109,204

American Funds Insurance Series	221

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services 10.93%
Altice France Holding SA 10.50% 5/15/2027[1]	USD	1,080	$655
Altice France SA 5.125% 7/15/2029[1]		1,677	1,192
CCO Holdings, LLC 5.50% 5/1/2026[1]		102	99
CCO Holdings, LLC 5.00% 2/1/2028[1]		586	534
CCO Holdings, LLC 5.375% 6/1/2029[1]		360	326
CCO Holdings, LLC 6.375% 9/1/2029[1]		300	283
CCO Holdings, LLC 4.75% 3/1/2030[1]		3,437	2,942
CCO Holdings, LLC 4.50% 8/15/2030[1]		3,029	2,525
CCO Holdings, LLC 4.25% 2/1/2031[1]		3,000	2,430
CCO Holdings, LLC 4.75% 2/1/2032[1]		2,504	2,045
CCO Holdings, LLC 4.50% 5/1/2032		794	635
CCO Holdings, LLC 4.50% 6/1/2033[1]		1,330	1,046
CCO Holdings, LLC 4.25% 1/15/2034[1]		2,040	1,544
Charter Communications Operating, LLC 2.80% 4/1/2031		140	113
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028[1]		570	448
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029[1]		315	233
Cogent Communications Group, Inc. 3.50% 5/1/2026[1]		690	641
Connect Finco SARL 6.75% 10/1/2026[1]		725	705
Consolidated Communications, Inc. 5.00% 10/1/2028[1]		225	169
CSC Holdings, LLC 6.50% 2/1/2029[1]		600	486
Diamond Sports Group, LLC 5.375% 8/15/2026[1,2]		503	17
Diamond Sports Group, LLC 6.625% 8/15/2027[1,2]		1,056	27
DIRECTV Financing, LLC 5.875% 8/15/2027[1]		2,696	2,445
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.217% 8/2/2027[4,5]		1,571	1,540
DISH DBS Corp. 5.875% 11/15/2024		3,463	3,033
DISH Network Corp. 11.75% 11/15/2027[1]		5,765	5,633
Embarq Corp. 7.995% 6/1/2036		3,354	2,032
Epicor Software Corp., Term Loan, (1-month USD CME Term SOFR + 7.75%) 12.952% 7/31/2028[4,5]		365	367
Frontier Communications Holdings, LLC 5.875% 10/15/2027[1]		1,120	1,029
Frontier Communications Holdings, LLC 5.00% 5/1/2028[1]		2,960	2,557
Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]		1,240	963
Frontier Communications Holdings, LLC 5.875% 11/1/2029		600	439
Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]		750	552
Frontier Communications Holdings, LLC 8.75% 5/15/2030[1]		710	695
Gray Escrow II, Inc. 5.375% 11/15/2031[1]		2,165	1,437
Gray Television, Inc. 5.875% 7/15/2026[1]		2,028	1,820
Gray Television, Inc. 7.00% 5/15/2027[1]		1,188	1,015
Gray Television, Inc. 4.75% 10/15/2030[1]		717	487
iHeartCommunications, Inc. 5.25% 8/15/2027[1]		640	490
iHeartCommunications, Inc. 4.75% 1/15/2028[1]		250	189
Lamar Media Corp. 3.75% 2/15/2028		61	56
Lamar Media Corp. 4.875% 1/15/2029		300	279
Lamar Media Corp. 4.00% 2/15/2030		260	228
Lamar Media Corp. 3.625% 1/15/2031		460	388
Level 3 Financing, Inc. 3.75% 7/15/2029[1]		550	332
Ligado Networks, LLC 15.50% PIK 11/1/2023[1,3]		2,558	985
Ligado Networks, LLC, Term Loan, 15.00% PIK 11/1/2023[3,5,6]		220	209
Likewize Corp. 9.75% 10/15/2025[1]		140	135
Live Nation Entertainment, Inc. 4.75% 10/15/2027[1]		400	374
Live Nation Entertainment, Inc. 3.75% 1/15/2028[1]		830	743
Midas OpCo Holdings, LLC 5.625% 8/15/2029[1]		2,880	2,468
Netflix, Inc. 4.875% 4/15/2028		310	307
News Corp. 3.875% 5/15/2029[1]		1,495	1,314
News Corp. 5.125% 2/15/2032[1]		1,760	1,607
Nexstar Media, Inc. 5.625% 7/15/2027[1]		324	302
Nexstar Media, Inc. 4.75% 11/1/2028[1]		3,475	3,018
Scripps Escrow II, Inc. 3.875% 1/15/2029[1]		680	550
Sirius XM Radio, Inc. 3.125% 9/1/2026[1]		2,530	2,268
Sirius XM Radio, Inc. 4.00% 7/15/2028[1]		3,045	2,649

222	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Sirius XM Radio, Inc. 4.125% 7/1/2030[1]	USD	920	$752
Sirius XM Radio, Inc. 3.875% 9/1/2031[1]		2,880	2,230
Sprint Capital Corp. 6.875% 11/15/2028		1,256	1,332
Sprint Capital Corp. 8.75% 3/15/2032		1,751	2,118
Sprint Corp. 7.625% 3/1/2026		480	499
TEGNA, Inc. 5.00% 9/15/2029		366	316
T-Mobile USA, Inc. 3.375% 4/15/2029		860	777
Univision Communications, Inc. 5.125% 2/15/2025[1]		3,460	3,391
Univision Communications, Inc. 6.625% 6/1/2027[1]		3,150	3,049
Univision Communications, Inc. 4.50% 5/1/2029[1]		5,120	4,404
Univision Communications, Inc. 7.375% 6/30/2030[1]		1,690	1,611
Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 9.492% 6/24/2029[4,5]		69	69
UPC Broadband Finco BV 4.875% 7/15/2031[1]		430	354
Virgin Media Secured Finance PLC 4.50% 8/15/2030[1]		590	495
VMED O2 UK Financing I PLC 4.25% 1/31/2031[1]		2,375	1,922
VZ Secured Financing BV 5.00% 1/15/2032[1]		1,060	855
WMG Acquisition Corp. 3.75% 12/1/2029[1]		1,735	1,502
WMG Acquisition Corp. 3.875% 7/15/2030[1]		580	501
WMG Acquisition Corp. 3.00% 2/15/2031[1]		225	182
Ziggo Bond Co. BV 5.125% 2/28/2030[1]		419	318
Ziggo BV 4.875% 1/15/2030[1]		1,350	1,122
			91,829

Health care 9.92%
1375209 B.C., Ltd. 9.00% 1/30/2028[1]		720	723
AdaptHealth, LLC 6.125% 8/1/2028[1]		250	217
AdaptHealth, LLC 4.625% 8/1/2029[1]		55	44
AdaptHealth, LLC 5.125% 3/1/2030[1]		395	320
AthenaHealth Group, Inc. 6.50% 2/15/2030[1]		640	539
Avantor Funding, Inc. 4.625% 7/15/2028[1]		2,305	2,139
Avantor Funding, Inc. 3.875% 11/1/2029[1]		500	438
Bausch Health Americas, Inc. 9.25% 4/1/2026[1]		1,789	1,509
Bausch Health Americas, Inc. 8.50% 1/31/2027[1]		271	149
Bausch Health Companies, Inc. 5.50% 11/1/2025[1]		4,360	3,858
Bausch Health Companies, Inc. 9.00% 12/15/2025[1]		1,256	1,097
Bausch Health Companies, Inc. 6.125% 2/1/2027[1]		245	157
Bausch Health Companies, Inc. 5.75% 8/15/2027[1]		1,095	672
Bausch Health Companies, Inc. 5.00% 1/30/2028[1]		982	422
Bausch Health Companies, Inc. 4.875% 6/1/2028[1]		3,390	2,022
Bausch Health Companies, Inc. 5.00% 2/15/2029[1]		240	101
Bausch Health Companies, Inc. 7.25% 5/30/2029[1]		340	145
Bausch Health Companies, Inc. 5.25% 1/30/2030[1]		1,952	813
Bausch Health Companies, Inc. 14.00% 10/15/2030[1]		550	330
Bausch Health Companies, Inc. 5.25% 2/15/2031[1]		3,762	1,576
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[1]		290	266
Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[1]		340	277
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[1]		1,248	1,012
Centene Corp. 4.25% 12/15/2027		344	322
Centene Corp. 2.45% 7/15/2028		1,780	1,523
Centene Corp. 4.625% 12/15/2029		1,785	1,645
Centene Corp. 3.375% 2/15/2030		217	187
Centene Corp. 3.00% 10/15/2030		295	246
Centene Corp. 2.50% 3/1/2031		1,125	898
Centene Corp. 2.625% 8/1/2031		825	658
Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]		761	697
Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]		680	599
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]		1,575	1,389
CHS / Community Health Systems, Inc. 6.00% 1/15/2029[1]		138	116
CHS / Community Health Systems, Inc. 5.25% 5/15/2030[1]		1,620	1,278

American Funds Insurance Series	223

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
CHS / Community Health Systems, Inc. 4.75% 2/15/2031[1]	USD	1,020	$772
DaVita, Inc. 4.625% 6/1/2030[1]		315	271
Endo DAC 5.875% 10/15/2024[1]		520	382
Endo DAC 9.50% 7/31/2027[1,2]		311	19
Endo DAC 6.00% 6/30/2028[1,2]		2,313	121
Endo Luxembourg Finance Co. I SARL 6.125% 4/1/2029[1]		660	489
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 5.05% 6/30/2030[4,5]		1,085	1,086
Grifols Escrow Issuer SA 4.75% 10/15/2028[1]		630	547
HCA, Inc. 5.625% 9/1/2028		1,300	1,302
HCA, Inc. 5.875% 2/1/2029		255	257
HCA, Inc. 3.50% 9/1/2030		1,215	1,066
HCA, Inc. 4.625% 3/15/2052[1]		233	192
HCA, Inc. 7.50% 11/15/2095		250	282
HealthEquity, Inc. 4.50% 10/1/2029[1]		795	702
IQVIA, Inc. 5.00% 10/15/2026[1]		623	602
IQVIA, Inc. 6.50% 5/15/2030[1]		555	561
Jazz Securities DAC 4.375% 1/15/2029[1]		461	412
Mallinckrodt International Finance SA 10.00% 4/15/2025[1]		579	455
Medline Borrower, LP 3.875% 4/1/2029[1]		220	191
Medline Borrower, LP 5.25% 10/1/2029[1]		1,810	1,572
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 3.25%) 8.352% 10/23/2028[4,5]		423	419
Molina Healthcare, Inc. 4.375% 6/15/2028[1]		1,055	974
Molina Healthcare, Inc. 3.875% 11/15/2030[1]		3,034	2,610
Molina Healthcare, Inc. 3.875% 5/15/2032[1]		2,400	2,015
Option Care Health, Inc. 4.375% 10/31/2029[1]		290	256
Owens & Minor, Inc. 4.375% 12/15/2024		1,185	1,151
Owens & Minor, Inc. 4.50% 3/31/2029[1]		1,795	1,492
Owens & Minor, Inc. 6.625% 4/1/2030[1]		2,395	2,175
Par Pharmaceutical, Inc. 7.50% 4/1/2027[1]		5,640	4,176
Radiology Partners, Inc. 9.25% 2/1/2028[1]		1,873	685
Radiology Partners, Inc., Term Loan, (1-month USD CME Term SOFR + 4.25%) 9.467% 7/9/2025[4,5]		555	419
RP Escrow Issuer, LLC 5.25% 12/15/2025[1]		1,711	1,264
Select Medical Corp. 6.25% 8/15/2026[1]		554	545
Surgery Center Holdings, Inc. 10.00% 4/15/2027[1]		244	250
Syneos Health, Inc. 3.625% 1/15/2029[1]		310	303
Team Health Holdings, Inc. 6.375% 2/1/2025[1]		244	130
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 10.403% 3/2/2027[4,5]		274	191
Tenet Healthcare Corp. 4.875% 1/1/2026		4,425	4,314
Tenet Healthcare Corp. 6.25% 2/1/2027		500	495
Tenet Healthcare Corp. 5.125% 11/1/2027		265	253
Tenet Healthcare Corp. 4.625% 6/15/2028		435	407
Tenet Healthcare Corp. 6.125% 10/1/2028		1,105	1,065
Tenet Healthcare Corp. 4.25% 6/1/2029		1,285	1,162
Tenet Healthcare Corp. 4.375% 1/15/2030		870	786
Tenet Healthcare Corp. 6.125% 6/15/2030		295	291
Tenet Healthcare Corp. 6.75% 5/15/2031[1]		1,270	1,275
Tenet Healthcare Corp. 6.875% 11/15/2031		100	100
Teva Pharmaceutical Finance Netherlands III BV 2.80% 7/21/2023		258	258
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024		2,312	2,299
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		3,074	2,758
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		1,245	1,153
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028		1,013	999
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		5,640	5,122

224	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	USD	400	$413
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031		1,054	1,106
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046		602	397
			83,373

Materials 9.59%
Alcoa Nederland Holding BV 5.50% 12/15/2027[1]		510	494
Alcoa Nederland Holding BV 4.125% 3/31/2029[1]		430	385
ArcelorMittal SA 7.00% 10/15/2039		488	510
ArcelorMittal SA 6.75% 3/1/2041		755	769
ARD Finance SA 6.50% Cash 6/30/2027[1,3]		422	343
Ardagh Metal Packaging Finance USA, LLC 6.00% 6/15/2027[1]		200	197
Ardagh Metal Packaging Finance USA, LLC 4.00% 9/1/2029[1]		1,055	837
Ardagh Packaging Finance PLC 5.25% 8/15/2027[1]		500	424
ATI, Inc. 4.875% 10/1/2029		690	623
ATI, Inc. 5.125% 10/1/2031		1,110	991
Avient Corp. 7.125% 8/1/2030[1]		335	339
Axalta Coating Systems, LLC 4.75% 6/15/2027[1]		460	434
Ball Corp. 6.875% 3/15/2028		1,065	1,087
Ball Corp. 6.00% 6/15/2029		350	348
Ball Corp. 2.875% 8/15/2030		160	133
Ball Corp. 3.125% 9/15/2031		1,320	1,087
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[1]		1,300	1,060
Cleveland-Cliffs, Inc. 6.75% 3/15/2026[1]		487	493
Cleveland-Cliffs, Inc. 7.00% 3/15/2027		297	290
Cleveland-Cliffs, Inc. 5.875% 6/1/2027		3,243	3,168
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[1]		1,906	1,719
Cleveland-Cliffs, Inc. 6.75% 4/15/2030[1]		455	439
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]		2,355	2,072
CROWN Americas, LLC 5.25% 4/1/2030		240	228
CVR Partners, LP 6.125% 6/15/2028[1]		960	836
Element Solutions, Inc. 3.875% 9/1/2028[1]		410	358
First Quantum Minerals, Ltd. 7.50% 4/1/2025[1]		3,028	3,028
First Quantum Minerals, Ltd. 6.875% 3/1/2026[1]		3,351	3,303
First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]		7,610	7,435
Freeport-McMoRan, Inc. 4.25% 3/1/2030		437	403
Freeport-McMoRan, Inc. 5.45% 3/15/2043		411	384
FXI Holdings, Inc. 12.25% 11/15/2026[1]		9,072	8,233
FXI Holdings, Inc. 12.25% 11/15/2026[1]		5,873	5,300
Graphic Packaging International, LLC 3.75% 2/1/2030[1]		490	423
Hexion, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 9.779% 3/15/2029[4,5]		216	205
INEOS Finance PLC 6.75% 5/15/2028[1]		500	481
Kaiser Aluminum Corp. 4.625% 3/1/2028[1]		638	559
LABL, Inc. 10.50% 7/15/2027[1]		1,405	1,351
LABL, Inc. 5.875% 11/1/2028[1]		730	665
LABL, Inc. 9.50% 11/1/2028[1]		162	165
LABL, Inc. 8.25% 11/1/2029[1]		715	599
LSB Industries, Inc. 6.25% 10/15/2028[1]		2,445	2,185
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[1]		382	380
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2027[1]		625	578
Methanex Corp. 5.125% 10/15/2027		3,600	3,355
Methanex Corp. 5.25% 12/15/2029		637	583
Methanex Corp. 5.65% 12/1/2044		465	382
Mineral Resources, Ltd. 8.125% 5/1/2027[1]		138	138
Mineral Resources, Ltd. 8.00% 11/1/2027[1]		1,344	1,343
Mineral Resources, Ltd. 8.50% 5/1/2030[1]		1,085	1,090
Nova Chemicals Corp. 4.875% 6/1/2024[1]		760	743
Nova Chemicals Corp. 5.25% 6/1/2027[1]		1,431	1,274
Nova Chemicals Corp. 4.25% 5/15/2029[1]		1,555	1,271

American Funds Insurance Series	225

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Novelis Corp. 3.25% 11/15/2026[1]	USD	825	$748
Novelis Corp. 4.75% 1/30/2030[1]		563	501
Novelis Corp. 3.875% 8/15/2031[1]		1,122	925
Olin Corp. 5.625% 8/1/2029		200	193
Olin Corp. 5.00% 2/1/2030		180	166
Olympus Water US Holding Corp. 9.75% 11/15/2028[1]		1,470	1,436
Owens-Brockway Glass Container, Inc. 6.375% 8/15/2025[1]		265	266
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]		660	590
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]		1,225	1,028
Scotts Miracle-Gro Co. 4.50% 10/15/2029		379	326
Scotts Miracle-Gro Co. 4.375% 2/1/2032		455	359
Sealed Air Corp. 4.00% 12/1/2027[1]		316	289
Sealed Air Corp. 6.125% 2/1/2028[1]		657	653
SPCM SA 3.375% 3/15/2030[1]		400	333
Summit Materials, LLC 6.50% 3/15/2027[1]		360	358
Summit Materials, LLC 5.25% 1/15/2029[1]		755	714
Trident TPI Holdings, Inc. 12.75% 12/31/2028[1]		470	488
Trivium Packaging Finance BV 5.50% 8/15/2026[1]		330	317
Trivium Packaging Finance BV 8.50% 8/15/2027[1]		903	870
Tronox, Inc. 4.625% 3/15/2029[1]		730	607
Valvoline, Inc. 4.25% 2/15/2030[1]		353	347
Valvoline, Inc. 3.625% 6/15/2031[1]		410	334
Venator Finance SARL 9.50% 7/1/2025[1,2]		1,763	1,349
Venator Finance SARL 5.75% 7/15/2025[1,2]		3,501	83
Venator Finance SARL, Term Loan, 15.05% 9/14/2023[4,5]		452	466
Venator Finance SARL, Term Loan, (USD Prime Rate + 4.00%) 0% 8/8/2024[2,4,5]		149	83
Warrior Met Coal, Inc. 7.875% 12/1/2028[1]		1,235	1,242
			80,591

Industrials 8.11%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[1]		755	749
ADT Security Corp. 4.125% 8/1/2029[1]		200	173
Allison Transmission, Inc. 3.75% 1/30/2031[1]		1,235	1,044
Ashtead Capital, Inc. 5.50% 8/11/2032[1]		400	387
Atkore, Inc. 4.25% 6/1/2031[1]		385	334
Avis Budget Car Rental, LLC 5.75% 7/15/2027[1]		885	837
Avis Budget Car Rental, LLC 5.375% 3/1/2029[1]		1,325	1,230
Avolon Holdings Funding, Ltd. 5.25% 5/15/2024[1]		660	649
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[1]		2,098	1,771
Bombardier, Inc. 7.50% 3/15/2025[1]		256	257
Bombardier, Inc. 7.125% 6/15/2026[1]		3,500	3,480
Bombardier, Inc. 7.875% 4/15/2027[1]		2,358	2,355
Bombardier, Inc. 6.00% 2/15/2028[1]		1,010	956
Bombardier, Inc. 7.50% 2/1/2029[1]		852	843
Bombardier, Inc. 7.45% 5/1/2034[1]		115	131
BWX Technologies, Inc. 4.125% 6/30/2028[1]		515	470
BWX Technologies, Inc. 4.125% 4/15/2029[1]		1,005	909
Chart Industries, Inc. 7.50% 1/1/2030[1]		523	534
Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]		1,070	950
Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]		985	875
Clean Harbors, Inc. 4.875% 7/15/2027[1]		766	734
Clean Harbors, Inc. 5.125% 7/15/2029[1]		265	251
Clean Harbors, Inc. 6.375% 2/1/2031[1]		601	605
CoreLogic, Inc. 4.50% 5/1/2028[1]		4,589	3,705
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 6/4/2029[4,5]		660	537
Covanta Holding Corp. 4.875% 12/1/2029[1]		1,105	957
Covanta Holding Corp. 5.00% 9/1/2030		1,455	1,237
Covanta Holding Corp., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.174% 11/30/2028[4,5]		231	229

226	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Covanta Holding Corp., Term Loan C, (3-month USD CME Term SOFR + 3.00%) 8.30% 11/30/2028[4,5]	USD	14	$13
Enviri Corp. 5.75% 7/31/2027[1]		395	344
Garda World Security Corp. 6.00% 6/1/2029[1]		150	123
GFL Environmental, Inc. 3.50% 9/1/2028[1]		470	419
Herc Holdings, Inc. 5.50% 7/15/2027[1]		200	192
Howmet Aerospace, Inc. 5.95% 2/1/2037		455	464
Icahn Enterprises, LP 4.75% 9/15/2024		1,405	1,344
Icahn Enterprises, LP 6.375% 12/15/2025		161	150
Icahn Enterprises, LP 6.25% 5/15/2026		517	471
Icahn Enterprises, LP 5.25% 5/15/2027		579	500
Icahn Enterprises, LP 4.375% 2/1/2029		675	531
KKR Apple Bidco, LLC, Term Loan B, (1-month USD CME Term SOFR + 4.00%) 9.102% 9/22/2028[4,5]		1,117	1,115
LSC Communications, Inc. 8.75% 10/15/2023[1,2,6]		8,933	27
LSC Communications, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 7.75% 9/30/2022[2,4,5,6]		301	1
Masonite International Corp. 3.50% 2/15/2030[1]		530	446
MasTec, Inc. 4.50% 8/15/2028[1]		460	425
Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]		2,961	2,971
Mueller Water Products, Inc. 4.00% 6/15/2029[1]		275	244
Park River Holdings, Inc. 5.625% 2/1/2029[1]		775	602
PGT Innovations, Inc. 4.375% 10/1/2029[1]		560	523
Pitney Bowes, Inc. 6.875% 3/15/2027[1]		600	445
PM General Purchaser, LLC 9.50% 10/1/2028[1]		2,300	2,253
Prime Security Services Borrower, LLC 3.375% 8/31/2027[1]		475	419
R.R. Donnelley & Sons Co. 6.125% 11/1/2026[1]		375	375
Regal Rexnord Corp. 6.40% 4/15/2033[1]		955	955
Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[1]		611	617
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[1]		2,743	2,849
Roller Bearing Company of America, Inc. 4.375% 10/15/2029[1]		170	153
Rolls-Royce PLC 5.75% 10/15/2027[1]		515	504
Sabre GLBL, Inc. 9.25% 4/15/2025[1]		140	131
Sabre GLBL, Inc. 7.375% 9/1/2025[1]		133	118
Sabre GLBL, Inc. 11.25% 12/15/2027[1]		247	209
Sensata Technologies, Inc. 3.75% 2/15/2031[1]		500	428
SkyMiles IP, Ltd. 4.75% 10/20/2028[1]		975	947
Spirit AeroSystems, Inc. 7.50% 4/15/2025[1]		175	173
Spirit AeroSystems, Inc. 4.60% 6/15/2028		1,480	1,243
Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]		1,096	1,175
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.50%) 9.545% 1/15/2027[4,5]		763	766
SRS Distribution, Inc. 4.625% 7/1/2028[1]		480	429
Stericycle, Inc. 5.375% 7/15/2024[1]		585	578
Stericycle, Inc. 3.875% 1/15/2029[1]		940	836
The Brink’s Co. 4.625% 10/15/2027[1]		719	668
The Dun & Bradstreet Corp. 5.00% 12/15/2029[1]		1,235	1,090
The Hertz Corp. 5.00% 12/1/2029[1]		490	406
Titan International, Inc. 7.00% 4/30/2028		750	702
TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027[1]		1,495	1,383
TransDigm UK Holdings PLC 6.875% 5/15/2026		710	704
TransDigm, Inc. 6.25% 3/15/2026[1]		1,638	1,631
TransDigm, Inc. 6.375% 6/15/2026		240	237
TransDigm, Inc. 5.50% 11/15/2027		1,030	973
TransDigm, Inc. 6.75% 8/15/2028[1]		690	693
Triumph Group, Inc. 7.75% 8/15/2025		685	667
Triumph Group, Inc. 9.00% 3/15/2028[1]		1,642	1,679
United Airlines, Inc. 4.375% 4/15/2026[1]		285	271
United Airlines, Inc. 4.625% 4/15/2029[1]		645	588
United Rentals (North America), Inc. 6.00% 12/15/2029[1]		115	115
United Rentals (North America), Inc. 3.875% 2/15/2031		525	455

American Funds Insurance Series	227

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
United Rentals (North America), Inc. 3.75% 1/15/2032	USD	450	$382
WESCO Distribution, Inc. 7.125% 6/15/2025[1]		675	683
WESCO Distribution, Inc. 7.25% 6/15/2028[1]		580	592
XPO, Inc. 7.125% 6/1/2031[1]		533	538
			68,154

Financials 7.59%
Advisor Group Holdings, Inc. 10.75% 8/1/2027[1]		3,890	3,920
AG Issuer, LLC 6.25% 3/1/2028[1]		2,431	2,318
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]		1,058	1,085
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]		890	800
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]		1,741	1,639
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]		1,560	1,359
AmWINS Group, Inc. 4.875% 6/30/2029[1]		1,370	1,239
Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[1]		2,948	2,564
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 11.688% 8/2/2029[4,5]		1,245	1,121
AssuredPartners, Inc. 5.625% 1/15/2029[1]		365	316
Blackstone Private Credit Fund 7.05% 9/29/2025		640	639
Block, Inc. 2.75% 6/1/2026		1,455	1,326
Block, Inc. 3.50% 6/1/2031		1,645	1,365
BroadStreet Partners, Inc. 5.875% 4/15/2029[1]		575	499
Castlelake Aviation Finance DAC 5.00% 4/15/2027[1]		835	740
Coinbase Global, Inc. 3.375% 10/1/2028[1]		1,330	891
Coinbase Global, Inc. 3.625% 10/1/2031[1]		1,620	959
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]		4,150	3,642
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]		1,230	997
Credit Acceptance Corp. 5.125% 12/31/2024[1]		275	267
Fortrea Holdings, Inc. 7.50% 7/1/2030[1]		1,000	1,025
GTCR (AP) Finance, Inc. 8.00% 5/15/2027[1]		437	429
Hightower Holding, LLC 6.75% 4/15/2029[1]		1,280	1,108
HUB International, Ltd. 7.00% 5/1/2026[1]		1,745	1,743
HUB International, Ltd. 5.625% 12/1/2029[1]		240	216
HUB International, Ltd. 7.25% 6/15/2030[1]		997	1,030
HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 9.40% 6/20/2030[4,5]		824	826
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]		725	627
JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030)[7]		160	137
LPL Holdings, Inc. 4.625% 11/15/2027[1]		1,592	1,494
LPL Holdings, Inc. 4.00% 3/15/2029[1]		1,495	1,313
LPL Holdings, Inc. 4.375% 5/15/2031[1]		1,135	982
MGIC Investment Corp. 5.25% 8/15/2028		525	496
MSCI, Inc. 4.00% 11/15/2029[1]		555	503
MSCI, Inc. 3.625% 9/1/2030[1]		21	18
MSCI, Inc. 3.875% 2/15/2031[1]		1,700	1,475
MSCI, Inc. 3.625% 11/1/2031[1]		1,941	1,659
MSCI, Inc. 3.25% 8/15/2033[1]		1,269	1,023
Navient Corp. 6.125% 3/25/2024		1,047	1,040
Navient Corp. 5.875% 10/25/2024		1,295	1,274
Navient Corp. 6.75% 6/25/2025		550	541
Navient Corp. 6.75% 6/15/2026		640	618
Navient Corp. 5.00% 3/15/2027		2,883	2,582
Navient Corp. 4.875% 3/15/2028		320	274
Navient Corp. 5.50% 3/15/2029		2,280	1,946
Navient Corp. 9.375% 7/25/2030		200	199
Navient Corp. 5.625% 8/1/2033		1,478	1,113
NFP Corp. 6.875% 8/15/2028[1]		1,030	896
OneMain Finance Corp. 7.125% 3/15/2026		1,335	1,313
Owl Rock Capital Corp. 3.75% 7/22/2025		600	556
Owl Rock Capital Corp. 3.40% 7/15/2026		290	257
Owl Rock Capital Corp. II 4.625% 11/26/2024[1]		450	427

228	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Owl Rock Capital Corp. III 3.125% 4/13/2027	USD	600	$509
Owl Rock Core Income Corp. 4.70% 2/8/2027		800	727
Oxford Finance, LLC 6.375% 2/1/2027[1]		1,763	1,642
Rocket Mortgage, LLC 2.875% 10/15/2026[1]		520	461
Ryan Specialty Group, LLC 4.375% 2/1/2030[1]		615	545
Starwood Property Trust, Inc. 4.375% 1/15/2027[1]		660	569
WeWork Companies, LLC 6.00% PIK and 5.00% Cash 8/15/2027[1,3]		2,239	937
WeWork Companies, LLC 8.00% PIK and 7.00% Cash 8/15/2027[1,3]		1,784	1,582
			63,798

Information technology 5.49%
Almonde, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 9.231% 6/13/2024[4,5]		1,222	1,177
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 12.405% 6/13/2025[4,5]		4,424	4,020
Black Knight InfoServ, LLC 3.625% 9/1/2028[1]		410	368
BMC Software, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 10.717% 2/27/2026[4,5]		720	704
Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]		450	407
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]		580	520
Boxer Parent Co., Inc. 7.125% 10/2/2025[1]		180	180
Boxer Parent Co., Inc. 9.125% 3/1/2026[1]		240	239
CDK Global, Inc. 7.25% 6/15/2029[1]		610	604
Cloud Software Group, Inc. 6.50% 3/31/2029[1]		550	490
Cloud Software Group, Inc. 9.00% 9/30/2029[1]		2,995	2,619
CommScope Technologies, LLC 6.00% 6/15/2025[1]		1,774	1,656
CommScope Technologies, LLC 5.00% 3/15/2027[1]		645	450
CommScope, Inc. 6.00% 3/1/2026[1]		695	649
CommScope, Inc. 8.25% 3/1/2027[1]		977	783
CommScope, Inc. 7.125% 7/1/2028[1]		534	380
Condor Merger Sub, Inc. 7.375% 2/15/2030[1]		685	596
Diebold Nixdorf Dutch Holding BV 9.00% 7/15/2025[2]	EUR	1,227	249
Diebold Nixdorf, Inc. 9.375% 7/15/2025[1,2]	USD	7,523	1,392
Diebold Nixdorf, Inc., units, 8.50% PIK or 8.50% Cash 10/15/2026[1,2,3]		1,324	20
Diebold Nixdorf, Inc., Term Loan B1, (USD-SOFR + 7.50%) 11.50% 10/2/2023[4,5]		6,289	5,959
Diebold Nixdorf, Inc., Term Loan B2, (USD-SOFR + 7.50%) 11.50% 10/2/2023[4,5]		4,070	3,857
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[2,4,5]		3,351	603
Entegris Escrow Corp. 4.75% 4/15/2029[1]		370	344
EquipmentShare.com, Inc. 9.00% 5/15/2028[1]		1,850	1,798
Fair Isaac Corp. 4.00% 6/15/2028[1]		770	707
Finastra, Ltd., Term Loan B, (3-month EUR-EURIBOR + 3.00%) 6.134% 6/13/2024[4,5]	EUR	842	870
Gartner, Inc. 4.50% 7/1/2028[1]	USD	1,863	1,742
Gartner, Inc. 3.625% 6/15/2029[1]		19	17
Gartner, Inc. 3.75% 10/1/2030[1]		1,001	873
Go Daddy Operating Co., LLC 5.25% 12/1/2027[1]		390	371
Go Daddy Operating Co., LLC 3.50% 3/1/2029[1]		505	433
Imola Merger Corp. 4.75% 5/15/2029[1]		300	261
MicroStrategy, Inc. 6.125% 6/15/2028[1]		325	292
NCR Corp. 5.125% 4/15/2029[1]		1,759	1,559
NCR Corp. 6.125% 9/1/2029[1]		475	476
Open Text Corp., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.702% 1/31/2030[4,5]		353	354
Rocket Software, Inc. 6.50% 2/15/2029[1]		455	384
Synaptics, Inc. 4.00% 6/15/2029[1]		375	315
Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.842% 9/29/2028[4,5]		1,251	1,172
UKG, Inc., Term Loan, (1-month USD CME Term SOFR + 4.50%) 4.50% 5/4/2026[4,5]		675	675
UKG, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.271% 5/4/2026[4,5]		463	455
UKG, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.271% 5/3/2027[4,5]		905	878
Unisys Corp. 6.875% 11/1/2027[1]		975	703

American Funds Insurance Series	229

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Viavi Solutions, Inc. 3.75% 10/1/2029[1]	USD	230	$196
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[6,7,8]		3,110	2,986
Xerox Holdings Corp. 5.50% 8/15/2028[1]		435	370
			46,153

Consumer staples 4.20%
Albertsons Companies, Inc. 3.25% 3/15/2026[1]		240	222
Albertsons Companies, Inc. 4.625% 1/15/2027[1]		900	854
Albertsons Companies, Inc. 3.50% 3/15/2029[1]		3,468	3,005
Albertsons Companies, Inc. 4.875% 2/15/2030[1]		615	568
B&G Foods, Inc. 5.25% 4/1/2025		1,377	1,317
B&G Foods, Inc. 5.25% 9/15/2027		2,093	1,821
BJ’s Wholesale Club, Term Loan, (3-month USD CME Term SOFR + 2.75%) 7.891% 2/3/2027[4,5]		250	251
Central Garden & Pet Co. 4.125% 10/15/2030		720	604
Central Garden & Pet Co. 4.125% 4/30/2031[1]		880	727
Coty, Inc. 5.00% 4/15/2026[1]		700	672
Coty, Inc. 6.50% 4/15/2026[1]		460	456
Coty, Inc. 4.75% 1/15/2029[1]		1,475	1,362
Darling Ingredients, Inc. 6.00% 6/15/2030[1]		1,635	1,598
Energizer Holdings, Inc. 4.375% 3/31/2029[1]		655	565
H.J. Heinz Co. 3.875% 5/15/2027		275	264
H.J. Heinz Co. 4.375% 6/1/2046		306	260
Ingles Markets, Inc. 4.00% 6/15/2031[1]		345	290
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[1]		2,148	1,968
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[1]		3,275	2,903
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]		2,280	2,040
Lamb Weston Holdings, Inc. 4.375% 1/31/2032[1]		800	715
Nestle Skin Health SA, Term Loan B3, (3-month USD CME Term SOFR + 3.75%) 9.092% 10/1/2026[4,5]		780	777
Performance Food Group, Inc. 5.50% 10/15/2027[1]		705	680
Performance Food Group, Inc. 4.25% 8/1/2029[1]		483	430
Post Holdings, Inc. 5.625% 1/15/2028[1]		1,199	1,154
Post Holdings, Inc. 5.50% 12/15/2029[1]		451	417
Post Holdings, Inc. 4.625% 4/15/2030[1]		3,355	2,944
Post Holdings, Inc. 4.50% 9/15/2031[1]		1,350	1,154
Prestige Brands, Inc. 5.125% 1/15/2028[1]		103	98
Prestige Brands, Inc. 3.75% 4/1/2031[1]		1,275	1,057
Simmons Foods, Inc. 4.625% 3/1/2029[1]		993	797
TreeHouse Foods, Inc. 4.00% 9/1/2028		1,415	1,221
United Natural Foods, Inc. 6.75% 10/15/2028[1]		2,030	1,685
US Foods, Inc. 4.625% 6/1/2030[1]		460	413
			35,289

Real estate 3.76%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]		1,008	755
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]		977	695
Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]		1,304	1,196
Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]		574	484
Forestar Group, Inc. 3.85% 5/15/2026[1]		465	428
Forestar Group, Inc. 5.00% 3/1/2028[1]		92	84
Howard Hughes Corp. 5.375% 8/1/2028[1]		1,327	1,183
Howard Hughes Corp. 4.125% 2/1/2029[1]		2,043	1,693
Howard Hughes Corp. 4.375% 2/1/2031[1]		2,363	1,888
Iron Mountain, Inc. 4.875% 9/15/2027[1]		1,616	1,528
Iron Mountain, Inc. 5.25% 3/15/2028[1]		1,214	1,136
Iron Mountain, Inc. 5.00% 7/15/2028[1]		367	340
Iron Mountain, Inc. 7.00% 2/15/2029[1]		210	211
Iron Mountain, Inc. 5.25% 7/15/2030[1]		2,880	2,598
Iron Mountain, Inc. 4.50% 2/15/2031[1]		1,330	1,144

230	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Kennedy-Wilson, Inc. 4.75% 3/1/2029	USD	2,170	$1,718
Kennedy-Wilson, Inc. 4.75% 2/1/2030		2,545	1,922
Kennedy-Wilson, Inc. 5.00% 3/1/2031		1,970	1,476
Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025[1]		740	699
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]		1,534	1,334
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]		190	155
MPT Operating Partnership, LP 5.00% 10/15/2027		638	537
MPT Operating Partnership, LP 3.50% 3/15/2031		239	165
Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]		820	707
RHP Hotel Properties, LP 4.50% 2/15/2029[1]		620	549
RLJ Lodging Trust, LP 3.75% 7/1/2026[1]		250	230
RLJ Lodging Trust, LP 4.00% 9/15/2029[1]		800	671
Service Properties Trust 4.35% 10/1/2024		265	255
Service Properties Trust 4.50% 3/15/2025		325	307
Service Properties Trust 4.75% 10/1/2026		310	270
Service Properties Trust 4.95% 2/15/2027		651	557
Service Properties Trust 3.95% 1/15/2028		985	773
Service Properties Trust 4.95% 10/1/2029		1,235	960
Service Properties Trust 4.375% 2/15/2030		80	60
VICI Properties, LP 5.625% 5/1/2024[1]		447	445
VICI Properties, LP 3.50% 2/15/2025[1]		261	250
VICI Properties, LP 4.625% 6/15/2025[1]		620	600
VICI Properties, LP 4.25% 12/1/2026[1]		462	433
VICI Properties, LP 3.875% 2/15/2029[1]		650	571
VICI Properties, LP 4.625% 12/1/2029[1]		90	82
VICI Properties, LP 4.125% 8/15/2030[1]		93	82
Xenia Hotels & Resorts, Inc. 6.375% 8/15/2025[1]		405	398
			31,569

Utilities 2.09%
AmeriGas Partners, LP 5.75% 5/20/2027		302	278
Calpine Corp. 4.50% 2/15/2028[1]		150	136
Calpine Corp. 5.125% 3/15/2028[1]		518	463
Calpine Corp. 3.75% 3/1/2031[1]		500	406
DPL, Inc. 4.125% 7/1/2025		555	529
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[7]		1,155	1,121
FirstEnergy Corp. 2.65% 3/1/2030		174	147
FirstEnergy Corp. 2.25% 9/1/2030		980	796
FirstEnergy Corp. 7.375% 11/15/2031		337	385
FirstEnergy Corp. 3.40% 3/1/2050		510	352
FirstEnergy Corp., Series C, 5.10% 7/15/2047		475	427
FirstEnergy Transmission, LLC 2.866% 9/15/2028[1]		265	234
FirstEnergy Transmission, LLC 4.55% 4/1/2049[1]		100	84
NextEra Energy Operating Partners, LP 4.25% 7/15/2024[1]		122	119
NRG Energy, Inc. 3.625% 2/15/2031[1]		110	86
Pacific Gas and Electric Co. 1.70% 11/15/2023		300	295
Pacific Gas and Electric Co. 3.45% 7/1/2025		300	283
Pacific Gas and Electric Co. 3.30% 3/15/2027		195	177
Pacific Gas and Electric Co. 5.45% 6/15/2027		335	326
Pacific Gas and Electric Co. 2.10% 8/1/2027		116	99
Pacific Gas and Electric Co. 3.30% 12/1/2027		124	109
Pacific Gas and Electric Co. 3.75% 7/1/2028		10	9
Pacific Gas and Electric Co. 4.55% 7/1/2030		213	193
Pacific Gas and Electric Co. 2.50% 2/1/2031		393	308
Pacific Gas and Electric Co. 3.25% 6/1/2031		107	87
Pacific Gas and Electric Co. 3.30% 8/1/2040		280	189
Pacific Gas and Electric Co. 3.50% 8/1/2050		1,000	637
PG&E Corp. 5.00% 7/1/2028		3,150	2,893
PG&E Corp. 5.25% 7/1/2030		3,335	2,992

American Funds Insurance Series	231

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Talen Energy Supply, LLC 8.625% 6/1/2030[1]	USD	2,087	$2,162
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]		1,190	1,041
Vistra Operations Co., LLC 3.55% 7/15/2024[1]		231	223
			17,586

Total corporate bonds, notes & loans			755,559

Mortgage-backed obligations 0.07%
Collateralized mortgage-backed obligations 0.07%
Treehouse Park Improvement Association No. 1 9.75% 12/1/2033[1,6]		712	630

Total bonds, notes & other debt instruments (cost: $840,897,000)			756,189

Convertible bonds & notes 0.05%
Communication services 0.04%
DISH Network Corp., convertible notes, 3.375% 8/15/2026		635	325

Energy 0.01%
Mesquite Energy, Inc., convertible notes, 13.14% Cash 7/15/2023[1,3,6]		79	79

Total convertible bonds & notes (cost: $722,000)			404

Convertible stocks 0.06%		Shares
Utilities 0.06%
PG&E Corp., convertible preferred units, 5.50% 8/16/2023		3,350	501

Total convertible stocks (cost: $282,000)			501

Common stocks 4.34%
Health care 2.52%
Rotech Healthcare, Inc.[6,8,9]		201,793	21,188

Energy 0.86%
Chesapeake Energy Corp.		29,829	2,496
Ascent Resources - Utica, LLC, Class A6,8,9		6,297,894	1,512
Weatherford International[9]		14,559	967
California Resources Corp.		17,202	779
Altera Infrastructure, LP6,9		8,285	696
Constellation Oil Services Holding SA, Class B-1[6,9]		3,449,949	379
Diamond Offshore Drilling, Inc.[9]		18,372	262
Denbury, Inc.[9]		880	76
Mesquite Energy, Inc.[6,9]		3,558	21
McDermott International, Ltd.[9]		82,509	15
Bighorn Permian Resources, LLC[6]		2,894	—	[10]
			7,203

Utilities 0.65%
Talen Energy Corp.[9]		109,720	5,502

Consumer discretionary 0.22%
NMG Parent, LLC[6,9]		9,965	1,196
MYT Holding Co., Class B6,9		608,846	609
			1,805

232	American Funds Insurance Series

American High-Income Trust (continued)

Common stocks (continued)	Shares	Value (000)
Financials 0.04%
Navient Corp.	20,000	$372

Communication services 0.03%
Intelsat SA6,9	8,164	188
iHeartMedia, Inc., Class A9	22,639	82
		270

Real estate 0.02%
WeWork, Inc., Class A9	483,570	124

Total common stocks (cost: $16,697,000)		36,464

Preferred securities 0.29%
Consumer discretionary 0.20%
MYT Holdings, LLC, Series A, 10.00% preferred shares[6,9]	2,095,904	1,677

Industrials 0.09%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,6,9]	1,022	764

Total preferred securities (cost: $2,933,000)		2,441

Rights & warrants 0.04%
Consumer discretionary 0.04%
NMG Parent, LLC, warrants, expire 9/24/2027[6,9]	27,111	369

Communication services 0.00%
Intelsat Jackson Holdings SA (CVR), Series A6,9	855	6
Intelsat Jackson Holdings SA (CVR), Series B6,9	855	4
		10

Total rights & warrants (cost: $173,000)		379

Short-term securities 3.97%
Money market investments 3.97%
Capital Group Central Cash Fund 5.15%[11,12]	333,371	33,341

Total short-term securities (cost: $33,328,000)		33,341
Total investment securities 98.72% (cost: $895,032,000)		829,719
Other assets less liabilities 1.28%		10,743

Net assets 100.00%		$840,462

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	31	September 2023	USD	6,304	$(53)
5 Year U.S. Treasury Note Futures	Long	5	September 2023		535	(8)
10 Year Ultra U.S. Treasury Note Futures	Short	8	September 2023		(947)	11

American Funds Insurance Series	233

American High-Income Trust (continued)

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
10 Year U.S. Treasury Note Futures	Short	14	September 2023	USD	(1,572)	$24
30 Year Ultra U.S. Treasury Bond Futures	Short	1	September 2023		(136)	(2)
						$(28)

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 6/30/2023 (000)
CDX.NA.HY.40	5.00%	Quarterly	6/20/2028	USD 13,235	$(366)	$(162)	$(204)

Investments in affiliates12

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 6/30/2023 (000)	Dividend income (000)
Short-term securities 3.97%
Money market investments 3.97%
Capital Group Central Cash Fund 5.15%[11]	$38,565	$107,171	$112,402	$3	$4	$33,341	$982

Restricted securities8

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[6,9]	9/26/2013	$4,331	$21,188	2.52%
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[6,7]	6/23/2023	2,986	2,986	.36
Ascent Resources - Utica, LLC, Class A6,9	11/15/2016	302	1,512	.18
Total		$7,619	$25,686	3.06%

234	American Funds Insurance Series

American High-Income Trust (continued)

[1]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $545,350,000, which represented 64.89% of the net assets of the fund.
[2]	Scheduled interest and/or principal payment was not received.
[3]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $35,108,000, which represented 4.18% of the net assets of the fund.
[6]	Value determined using significant unobservable inputs.
[7]	Step bond; coupon rate may change at a later date.
[8]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $25,686,000, which represented 3.06% of the net assets of the fund.
[9]	Security did not produce income during the last 12 months.
[10]	Amount less than one thousand.
[11]	Rate represents the seven-day yield at 6/30/2023.
[12]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations
CME = CME Group
CVR = Contingent Value Rights
DAC = Designated Activity Company
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	235

American Funds Mortgage Fund
Investment portfolio June 30, 2023	unaudited

Bonds, notes & other debt instruments 98.21%	Principal amount (000)			Value (000)
Mortgage-backed obligations 90.32%
Federal agency mortgage-backed obligations 87.34%
Fannie Mae Pool #695412 5.00% 6/1/2033[1]	USD	—	[2]	$—	[2]
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]		1		1
Fannie Mae Pool #256583 5.00% 12/1/2036[1]		31		31
Fannie Mae Pool #931768 5.00% 8/1/2039[1]		1		1
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]		5		5
Fannie Mae Pool #932606 5.00% 2/1/2040[1]		2		2
Fannie Mae Pool #BQ7816 1.50% 4/1/2041[1]		258		210
Fannie Mae Pool #BR0986 1.50% 5/1/2041[1]		341		277
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]		8		8
Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]		18		16
Fannie Mae Pool #MA4388 2.50% 7/1/2041[1]		87		76
Fannie Mae Pool #MA4447 2.50% 10/1/2041[1]		183		160
Fannie Mae Pool #FM9117 2.50% 10/1/2041[1]		105		92
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]		6		6
Fannie Mae Pool #AE1274 5.00% 10/1/2041[1]		6		6
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]		4		4
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]		356		301
Fannie Mae Pool #MA4502 2.50% 12/1/2041[1]		206		180
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]		2		2
Fannie Mae Pool #MA4521 2.50% 1/1/2042[1]		256		224
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]		510		434
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]		4		4
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]		116		98
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]		1		1
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]		2		2
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]		2		2
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]		357		332
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]		1		1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]		35		34
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]		19		18
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]		25		24
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]		8		7
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]		5		5
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]		94		87
Fannie Mae Pool #CA5496 3.00% 4/1/2050[1]		1,168		1,043
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]		52		44
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]		297		256
Fannie Mae Pool #FM4256 2.50% 9/1/2050[1]		384		331
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]		5		5
Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]		122		105
Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]		76		65
Fannie Mae Pool #CA8108 2.00% 12/1/2050[1]		151		124
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]		12		10
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]		213		175
Fannie Mae Pool #FM6113 2.50% 1/1/2051[1]		1,696		1,445
Fannie Mae Pool #CA8820 2.00% 2/1/2051[1]		388		319
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]		113		93
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]		1		1
Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]		203		181
Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]		261		233
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]		27		23
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]		434		370
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]		3		2
Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]		451		388
Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]		222		191
Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]		87		77
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]		407		349
Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]		238		204
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]		96		85
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]		274		243
Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]		89		79

236	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV3080 2.00% 2/1/2052[1]	USD	433	$354
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]		140	115
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]		43	43
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]		40	40
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]		98	97
Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]		125	128
Fannie Mae Pool #MA4981 6.50% 4/1/2053[1]		115	117
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]		83	85
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]		54	53
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]		64	64
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]		332	335
Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]		980	978
Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]		72	72
Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]		461	465
Fannie Mae Pool #FS4652 6.50% 6/1/2053[1]		14	14
Fannie Mae Pool #MA5071 5.00% 7/1/2053[1]		416	408
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]		308	307
Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]		139	127
Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]		160	146
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]		51	44
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]		54	52
Freddie Mac Pool #ZA1922 5.00% 2/1/2026[1]		1	1
Freddie Mac Pool #ZS8950 5.00% 10/1/2029[1]		2	2
Freddie Mac Pool #A18781 5.00% 3/1/2034[1]		589	595
Freddie Mac Pool #RB5113 1.50% 6/1/2041[1,3]		2,285	1,859
Freddie Mac Pool #RB5115 2.50% 6/1/2041[1]		327	287
Freddie Mac Pool #RB5122 2.50% 8/1/2041[1]		903	792
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]		98	83
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]		91	77
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]		574	488
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]		1	1
Freddie Mac Pool #760012 3.113% 4/1/2045[1,4]		39	37
Freddie Mac Pool #760013 3.208% 4/1/2045[1,4]		22	22
Freddie Mac Pool #760014 2.73% 8/1/2045[1,4]		326	310
Freddie Mac Pool #760015 2.568% 1/1/2047[1,4]		61	57
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]		18	17
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]		26	24
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]		18	17
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]		16	16
Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]		8	8
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]		25	24
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]		49	48
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]		27	27
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]		19	18
Freddie Mac Pool #RA1339 3.00% 9/1/2049[1]		1,471	1,312
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]		18	16
Freddie Mac Pool #SD7512 3.00% 2/1/2050[1]		154	137
Freddie Mac Pool #QB1368 2.50% 7/1/2050[1]		468	403
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]		5	5
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]		553	455
Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]		211	180
Freddie Mac Pool #RA4352 2.00% 1/1/2051[1]		343	282
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]		2	2
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]		3	3
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]		315	259
Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]		81	72
Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]		262	232
Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]		87	77
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]		78	64
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]		65	56
Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]		43	36

American Funds Insurance Series	237

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	USD	19	$17
Freddie Mac Pool #RA6598 3.50% 1/1/2052[1]		192	175
Freddie Mac Pool #SD7550 3.00% 2/1/2052[1]		389	347
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1,3]		1,146	1,059
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]		9	8
Freddie Mac Pool #SD1450 2.50% 3/1/2052[1,3]		3,270	2,808
Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]		312	278
Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]		246	225
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]		696	683
Freddie Mac Pool #QF0924 5.50% 9/1/2052[1]		240	239
Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]		394	386
Freddie Mac Pool #SD8280 6.50% 11/1/2052[1]		875	897
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]		46	45
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]		128	126
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]		89	88
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]		103	102
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]		92	92
Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]		29	28
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]		394	392
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]		71	72
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]		68	69
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]		43	44
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]		30	31
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]		242	237
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]		1,530	1,524
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]		525	521
Freddie Mac, Series K152, Class A2, Multi Family, 3.80% 10/25/2032[1,4]		207	197
Freddie Mac, Series K152, Class A2, Multi Family, 3.78% 11/25/2032[1]		1,348	1,278
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,4]		129	119
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]		120	107
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]		201	185
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,4]		148	137
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]		109	94
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]		137	129
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]		30	26
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]		18	16
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]		289	273
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]		13	13
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]		447	418
Government National Mortgage Assn. 2.00% 7/1/2053[1,5]		174	147
Government National Mortgage Assn. 2.50% 7/1/2053[1,5]		207	179
Government National Mortgage Assn. 3.50% 7/1/2053[1,5]		489	451
Government National Mortgage Assn. 4.00% 7/1/2053[1,5]		334	316
Government National Mortgage Assn. 4.50% 7/1/2053[1,5]		165	159
Government National Mortgage Assn. 5.50% 7/1/2053[1,5]		144	143
Government National Mortgage Assn. 3.00% 8/1/2053[1,5]		323	289
Government National Mortgage Assn. 3.50% 8/1/2053[1,5]		500	462
Government National Mortgage Assn. 4.50% 8/1/2053[1,5]		2,050	1,980
Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/2034[1]		671	651
Government National Mortgage Assn. Pool #AD0028 3.75% 7/20/2038[1]		293	281

238	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #004410 4.00% 4/20/2039[1]	USD	53	$51
Government National Mortgage Assn. Pool #AH5897 3.75% 7/20/2039[1]		516	494
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]		77	81
Government National Mortgage Assn. Pool #004823 4.00% 10/20/2040[1]		81	77
Government National Mortgage Assn. Pool #005104 5.00% 6/20/2041[1]		167	166
Government National Mortgage Assn. Pool #005142 4.50% 8/20/2041[1]		12	11
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041[1]		82	82
Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/2042[1]		128	116
Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/2042[1]		194	179
Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/2043[1]		89	83
Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/2044[1]		912	877
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]		42	36
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]		728	621
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]		94	79
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]		585	509
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]		361	311
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]		203	176
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]		172	148
Government National Mortgage Assn. Pool #AN1825 4.616% 6/20/2065[1]		165	162
Government National Mortgage Assn. Pool #AO0461 4.631% 8/20/2065[1]		56	55
Government National Mortgage Assn. Pool #AO0409 4.617% 12/20/2065[1]		91	89
Government National Mortgage Assn. Pool #AO0385 4.49% 1/20/2066[1]		431	420
Government National Mortgage Assn. Pool #725897 5.20% 1/20/2066[1]		1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]		212	163
Uniform Mortgage-Backed Security 4.00% 7/1/2038[1,5]		35	34
Uniform Mortgage-Backed Security 2.50% 8/1/2038[1,5]		450	410
Uniform Mortgage-Backed Security 4.00% 8/1/2038[1,5]		90	87
Uniform Mortgage-Backed Security 2.00% 7/1/2053[1,5]		3,704	3,021
Uniform Mortgage-Backed Security 2.50% 7/1/2053[1,5]		1,043	885
Uniform Mortgage-Backed Security 3.00% 7/1/2053[1,5]		279	246
Uniform Mortgage-Backed Security 3.50% 7/1/2053[1,5]		4,018	3,662
Uniform Mortgage-Backed Security 4.00% 7/1/2053[1,5]		2,135	2,004
Uniform Mortgage-Backed Security 4.50% 7/1/2053[1,5]		8,466	8,140
Uniform Mortgage-Backed Security 5.00% 7/1/2053[1,5]		11,639	11,405
Uniform Mortgage-Backed Security 5.50% 7/1/2053[1,5]		2,738	2,725
Uniform Mortgage-Backed Security 6.00% 7/1/2053[1,5]		8,369	8,444
Uniform Mortgage-Backed Security 2.50% 8/1/2053[1,5]		1,040	883
Uniform Mortgage-Backed Security 3.00% 8/1/2053[1,5]		320	282
Uniform Mortgage-Backed Security 6.00% 8/1/2053[1,5]		4,114	4,150
Uniform Mortgage-Backed Security 6.50% 8/1/2053[1,5]		1	1
			91,446

Commercial mortgage-backed securities 1.81%
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 6.917% 5/15/2039[1,4,6]		100	99
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.262% 6/15/2027[1,4,6]		100	100
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 6.092% 10/15/2036[1,4,6]		891	865
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.638% 4/15/2037[1,4,6]		151	149
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[1,4,6]		379	379
ILPT Commercial Mortgage Pass-through Certificates, Series 2022-LPF2, Class A, (1-month USD CME Term SOFR + 2.245%) 7.392% 10/15/2039[1,4,6]		200	200
Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class A, (1-month USD CME Term SOFR + 2.489%) 7.548% 8/15/2039[1,4]		100	100
			1,892

American Funds Insurance Series	239

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) 1.17%
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,4,6]	USD	83	$78
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[1,4,6]		261	248
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,4,6]		172	158
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,4,6]		83	69
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,4,6]		27	22
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 10/25/2052[1,4,6]		207	168
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 6.00% 11/25/2055[1,4,6]		175	173
Mill City Mortgage Trust, Series 15-1, Class M2, 3.739% 6/25/2056[1,4,6]		22	22
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[1,4,6]		135	109
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,4,6]		68	66
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,4,6]		85	82
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[1,4,6]		26	25
Towd Point Mortgage Trust, Series 2017-5, Class A1, 5.75% 2/25/2057[1,4,6]		8	8
			1,228

Total mortgage-backed obligations			94,566

U.S. Treasury bonds & notes 5.84%
U.S. Treasury 3.19%
U.S. Treasury 0.125% 1/15/2024		75	73
U.S. Treasury 4.25% 5/31/2025		1,280	1,264
U.S. Treasury 4.00% 2/15/2026		50	49
U.S. Treasury 4.00% 2/29/2028		1,280	1,270
U.S. Treasury 1.25% 8/15/2031		443	364
U.S. Treasury 1.875% 2/15/2032		10	9
U.S. Treasury 1.875% 2/15/2041		365	265
U.S. Treasury 1.875% 11/15/2051		65	43
			3,337

U.S. Treasury inflation-protected securities 2.65%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[7]		521	509
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[7]		427	414
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[7]		67	62
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[7]		1,223	1,088
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[7]		434	369
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[7]		392	337
			2,779

Total U.S. Treasury bonds & notes			6,116

Asset-backed obligations 2.05%
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 6.379% 11/20/2030[1,4,6]		233	231
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[1,6]		44	41
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,6]		40	39
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.95% 10/15/2027[1]		340	338
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,6]		283	254
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,6]		86	81
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,6]		125	124
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,6]		105	91
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,6]		197	170
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,6]		172	152

240	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 5.886% 4/20/2062[1,4,6]		USD	139	$137
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,6]			280	239
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[1,8]			250	246
				2,143

Total bonds, notes & other debt instruments (cost: $105,512,000)				102,825

Short-term securities 47.72%	Weighted average yield at acquisition
Federal agency bills & notes 27.43%
Federal Home Loan Bank 8/8/2023	4.700%		10,000	9,951
Federal Home Loan Bank 8/11/2023	4.990		4,000	3,978
Federal Home Loan Bank 8/14/2023	4.741		5,000	4,971
Federal Home Loan Bank 8/23/2023	4.886		5,000	4,965
Federal Home Loan Bank 8/25/2023	4.951		1,500	1,489
Federal Home Loan Bank 9/6/2023	5.198		900	892
Federal Home Loan Bank 9/22/2023	5.240		2,500	2,472
				28,718

Commercial paper 11.62%
Air Products and Chemicals, Inc. 7/20/2023[6]	5.100		400	399
Apple, Inc. 7/19/2023[6]	5.060		1,700	1,696
BofA Securities, Inc. 7/10/2023[6]	5.180		900	899
Cabot Trail Funding, LLC 8/16/2023[6]	5.180		400	397
Chariot Funding, LLC 7/5/2023[6]	5.230		1,000	999
Chariot Funding, LLC 7/19/2023[6]	5.180		1,200	1,197
Coca-Cola Co. 7/20/2023[6]	5.130		1,100	1,097
Johnson & Johnson 7/12/2023[6]	4.960		1,500	1,498
Linde, Inc. 7/11/2023	5.065		700	699
OMERS Finance Trust 7/12/2023	5.150		500	499
Paccar Financial Corp. 7/7/2023	5.130		700	699
Paccar Financial Corp. 7/24/2023	5.080		600	598
Paccar Financial Corp. 7/27/2023	5.090		700	697
Paccar Financial Corp. 8/1/2023	5.090		800	796
				12,170

U.S. Treasury bills 4.76%
U.S. Treasury 7/13/2023	5.110		2,000	1,997
U.S. Treasury 7/20/2023	5.050		1,500	1,496
U.S. Treasury 8/22/2023	5.117		600	596
U.S. Treasury 9/21/2023	5.125		900	890
				4,979

American Funds Insurance Series	241

American Funds Mortgage Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. 3.91%
Hydro-Québec 7/18/2023[6]	5.100%	USD	600	$598
Nederlandse Waterschapsbank NV 7/7/2023[6]	5.090		500	500
Nederlandse Waterschapsbank NV 7/11/2023[6]	5.120		2,000	1,997
Québec (Province of) 7/25/2023[6]	5.100		1,000	996
				4,091

Total short-term securities (cost: $49,952,000)				49,958
Total investment securities 145.93% (cost: $155,464,000)				152,783
Other assets less liabilities (45.93)%				(48,089)

Net assets 100.00%				$104,694

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	109	September 2023	USD22,164	$(282)
5 Year U.S. Treasury Note Futures	Long	188	September 2023	20,134	(319)
10 Year U.S. Treasury Note Futures	Long	177	September 2023	19,871	(299)
10 Year Ultra U.S. Treasury Note Futures	Short	23	September 2023	(2,724)	30
20 Year U.S. Treasury Bond Futures	Short	28	September 2023	(3,553)	(5)
30 Year Ultra U.S. Treasury Bond Futures	Long	16	September 2023	2,179	22
					$(853)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional	Value at	Upfront premium	Unrealized depreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2023 (000)	paid (000)	at 6/30/2023 (000)
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	USD1,156	$(4)	$—	$(4)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024	1,694	(5)	—	(5)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024	2,400	(8)	—	(8)
SOFR	Annual	3.41%	Annual	7/28/2045	1,300	(6)	—	(6)
						$(23)	$—	$(23)

242	American Funds Insurance Series

American Funds Mortgage Fund (continued)

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $935,000, which represented .89% of the net assets of the fund.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[5]	Purchased on a TBA basis.
[6]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $16,852,000, which represented 16.10% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Step bond; coupon rate may change at a later date.

Key to abbreviations

Assn. = Association

CLO = Collateralized Loan Obligations

CME = CME Group

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	243

Ultra-Short Bond Fund

Investment portfolio June 30, 2023	unaudited

Short-term securities 97.67%	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper 49.16%
Amazon.com, Inc. 8/14/2023[1]	5.110%	USD	2,000	$1,987
Apple, Inc. 7/19/2023[1]	5.060		13,000	12,965
BNP Paribas SA 7/10/2023[1]	5.080		11,900	11,883
BofA Securities, Inc. 7/10/2023[1]	5.180		2,000	1,997
Cabot Trail Funding, LLC 8/16/2023[1]	5.180		7,200	7,151
Chariot Funding, LLC 7/5/2023[1]	5.223		6,000	5,996
Chariot Funding, LLC 7/11/2023[1]	5.180		7,000	6,989
Chariot Funding, LLC 7/19/2023[1]	5.180		1,600	1,596
Coca-Cola Co. 7/20/2023[1]	5.130		2,700	2,692
Equinor ASA 7/3/2023[1]	5.060		16,200	16,193
Johnson & Johnson 7/12/2023[1]	4.960		6,000	5,990
Komatsu Finance America, Inc. 7/19/2023[1]	5.120		12,500	12,467
Liberty Street Funding, LLC 7/18/2023[1]	5.150		5,800	5,785
Linde, Inc. 7/11/2023	5.065		1,800	1,797
LMA-Americas, LLC 7/28/2023[1]	5.170		10,000	9,959
Merck & Co., Inc. 7/24/2023[1]	5.110		12,500	12,458
Novartis Finance Corp. 7/11/2023[1]	5.070		10,000	9,985
Novartis Finance Corp. 8/4/2023[1]	5.130		3,000	2,985
OMERS Finance Trust 7/12/2023	5.150		9,000	8,985
Paccar Financial Corp. 7/17/2023	5.150		11,000	10,974
Paccar Financial Corp. 7/24/2023	5.080		2,000	1,993
Sanofi 7/18/2023[1]	4.916		10,000	9,975
Svenska Handelsbanken AB 8/1/2023[1]	4.870		10,000	9,955
Victory Receivables Corp. 7/12/2023[1]	5.150		10,000	9,983
Victory Receivables Corp. 7/18/2023[1]	5.110		3,000	2,992
Wal-Mart Stores, Inc. 8/28/2023[1]	5.160		7,500	7,436
				193,168

Federal agency bills & notes 21.24%
Federal Home Loan Bank 7/21/2023	4.850		5,000	4,988
Federal Home Loan Bank 7/24/2023	4.940		3,800	3,789
Federal Home Loan Bank 8/3/2023	4.840		2,200	2,191
Federal Home Loan Bank 8/4/2023	4.980		2,000	1,991
Federal Home Loan Bank 8/11/2023	4.990		15,000	14,920
Federal Home Loan Bank 8/14/2023	4.922		15,500	15,411
Federal Home Loan Bank 8/25/2023	4.964		30,000	29,781
Federal Home Loan Bank 9/6/2023	5.198		10,500	10,406
				83,477

Bonds & notes of governments & government agencies outside the U.S. 16.98%
British Columbia (Province of) 7/10/2023	5.050		3,600	3,595
British Columbia (Province of) 8/10/2023	5.120		5,000	4,971
Denmark (Kingdom of) 7/17/2023	5.050		12,000	11,971
European Investment Bank 7/24/2023	5.041		10,000	9,968
FMS Wertmanagement 7/20/2023[1]	5.190		11,000	10,969
Hydro-Québec 7/18/2023[1]	5.100		1,800	1,796
Nederlandse Waterschapsbank NV 7/11/2023[1]	5.120		1,100	1,098
Nederlandse Waterschapsbank NV 7/18/2023[1]	4.980		10,000	9,975
Oesterreich Kontrollbank 7/19/2023	5.080		5,100	5,086
Québec (Province of) 7/14/2023[1]	5.160		2,100	2,096
Québec (Province of) 7/17/2023[1]	5.100		4,100	4,090
Québec (Province of) 7/25/2023[1]	5.100		1,100	1,096
				66,711

244	American Funds Insurance Series

Ultra-Short Bond Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
U.S. Treasury bills 10.29%
U.S. Treasury 7/13/2023	5.148%	USD	18,000	$17,975
U.S. Treasury 7/20/2023	5.050		10,000	9,976
U.S. Treasury 8/22/2023	5.117		2,200	2,184
U.S. Treasury 9/21/2023	5.125		5,600	5,536
U.S. Treasury 9/28/2023	5.191		4,800	4,741
				40,412

Total short-term securities (cost: $383,761,000)				383,768
Total investment securities 97.67% (cost: $383,761,000)				383,768
Other assets less liabilities 2.33%				9,161

Net assets 100.00%				$392,929

[1]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $200,539,000, which represented 51.04% of the net assets of the fund.

Refer to the notes to financial statements.

American Funds Insurance Series	245

U.S. Government Securities Fund

Investment portfolio June 30, 2023	unaudited

Bonds, notes & other debt instruments 95.05%	Principal amount (000)			Value (000)
Mortgage-backed obligations 51.04%
Federal agency mortgage-backed obligations 51.04%
Fannie Mae Pool #406607 6.50% 8/1/2024[1]	USD	4		$4
Fannie Mae Pool #735070 6.50% 10/1/2024[1]		1		1
Fannie Mae Pool #745316 6.50% 2/1/2026[1]		39		40
Fannie Mae Pool #AL9870 6.50% 2/1/2028[1]		37		37
Fannie Mae Pool #257431 6.50% 10/1/2028[1]		2		2
Fannie Mae Pool #695412 5.00% 6/1/2033[1]		1		1
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]		3		3
Fannie Mae Pool #MA2588 4.00% 4/1/2036[1]		623		601
Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]		1,303		1,256
Fannie Mae Pool #940890 6.50% 6/1/2037[1]		—	[2]	—	[2]
Fannie Mae Pool #256828 7.00% 7/1/2037[1]		3		3
Fannie Mae Pool #256860 6.50% 8/1/2037[1]		11		11
Fannie Mae Pool #888698 7.00% 10/1/2037[1]		13		13
Fannie Mae Pool #970343 6.00% 2/1/2038[1]		14		14
Fannie Mae Pool #931768 5.00% 8/1/2039[1]		5		5
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]		20		20
Fannie Mae Pool #932606 5.00% 2/1/2040[1]		8		8
Fannie Mae Pool #FM7365 2.00% 5/1/2041[1]		32,456		27,726
Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]		349		350
Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]		178		179
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]		32		32
Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]		160		161
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]		24		24
Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]		115		116
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]		15		15
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]		2,846		2,410
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]		9		9
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]		1,315		1,118
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]		17		18
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]		850		720
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]		5		4
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]		8		7
Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]		39		36
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]		7		7
Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]		60		56
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]		4,279		3,983
Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]		54		50
Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]		16		15
Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]		8		7
Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]		7		6
Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]		3		3
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]		5		5
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]		140		134
Fannie Mae Pool #BM3788 3.50% 3/1/2048[1]		3,079		2,848
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]		41		37
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]		75		71
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]		100		96
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]		31		30
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]		20		19
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]		1,113		1,036
Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]		421		391
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]		111		103
Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]		552		514
Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]		312		289
Fannie Mae Pool #FM2179 3.00% 1/1/2050[1]		3,425		3,058
Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]		407		361
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]		896		770
Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]		237		210
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]		73		65
Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]		560		478
Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]		188		162

246	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]	USD	354		$314
Fannie Mae Pool #CA7739 2.50% 11/1/2050[1]		1,851		1,574
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]		221		182
Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]		243		215
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]		78		64
Fannie Mae Pool #FM6548 2.00% 3/1/2051[1]		1,057		876
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]		900		740
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]		10		8
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]		6		5
Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]		5,404		4,808
Fannie Mae Pool #BR2095 2.50% 7/1/2051[1]		1,574		1,342
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]		189		162
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]		676		577
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]		49		41
Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]		348		308
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]		1,228		1,052
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]		809		722
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]		2,308		2,050
Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]		357		316
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]		740		605
Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]		193		166
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]		3,714		3,315
Fannie Mae Pool #CB3774 4.00% 6/1/2052[1]		3,165		2,974
Fannie Mae Pool #FS2159 5.00% 6/1/2052[1]		62		61
Fannie Mae Pool #BV2558 5.00% 6/1/2052[1]		56		55
Fannie Mae Pool #FS3539 3.50% 7/1/2052[1]		1,965		1,793
Fannie Mae Pool #FS2489 5.00% 8/1/2052[1]		59		58
Fannie Mae Pool #BW9458 4.50% 10/1/2052[1]		991		958
Fannie Mae Pool #BX0097 4.50% 10/1/2052[1]		928		896
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]		733		732
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]		685		685
Fannie Mae Pool #CB4917 5.50% 10/1/2052[1]		106		106
Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]		265		272
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]		421		419
Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]		939		966
Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]		3,194		3,181
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]		486		502
Fannie Mae Pool #MA4981 6.50% 4/1/2053[1]		368		376
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]		552		550
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]		2,329		2,350
Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]		4,621		4,601
Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]		3,415		3,407
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]		3,586		3,619
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]		2,218		2,247
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]		1,583		1,602
Fannie Mae Pool #FS4652 6.50% 6/1/2053[1]		251		256
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]		14,532		14,470
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]		1,372		1,172
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]		445		429
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,3]		—	[2]	—	[2]
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]		—	[2]	—	[2]
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.004% 7/25/2023[1,3]		28		28
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 1/25/2024[1,3]		180		177
Freddie Mac Pool #ZS8907 6.50% 10/1/2026[1]		2		2
Freddie Mac Pool #ZA2024 6.50% 9/1/2027[1]		2		2
Freddie Mac Pool #1H1354 4.333% 11/1/2036[1,3]		48		48
Freddie Mac Pool #C03518 5.00% 9/1/2040[1]		266		269
Freddie Mac Pool #G06459 5.00% 5/1/2041[1]		627		632
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]		764		650
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]		745		633
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]		1,755		1,492

American Funds Insurance Series	247

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RB5154 2.50% 4/1/2042[1]	USD	10,690	$9,292
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]		3	3
Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]		27	26
Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]		30	28
Freddie Mac Pool #Q23190 4.00% 11/1/2043[1]		142	137
Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]		194	182
Freddie Mac Pool #760014 2.73% 8/1/2045[1,3]		261	248
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]		49	45
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]		71	66
Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]		53	49
Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]		51	47
Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]		39	36
Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]		34	32
Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]		31	29
Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]		20	19
Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]		17	16
Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]		14	13
Freddie Mac Pool #G67711 4.00% 3/1/2048[1]		1,335	1,277
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]		72	69
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]		65	63
Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]		27	25
Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]		17	16
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]		102	97
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]		196	192
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]		109	106
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]		74	73
Freddie Mac Pool #ZT0522 4.50% 9/1/2048[1]		20	20
Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]		180	166
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]		48	44
Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]		374	349
Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]		192	179
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]		75	67
Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]		415	368
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]		2,821	2,323
Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]		2,108	1,801
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]		36	30
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]		60	49
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]		2,856	2,346
Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]		292	258
Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]		161	143
Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]		2,282	2,022
Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]		242	214
Freddie Mac Pool #SD0726 2.50% 10/1/2051[1]		13,787	11,847
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]		477	391
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]		510	438
Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]		326	288
Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]		321	275
Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]		152	135
Freddie Mac Pool #SD7550 3.00% 2/1/2052[1]		3,265	2,915
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]		13,395	12,384
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]		205	187
Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]		297	264
Freddie Mac Pool #8D0226 2.524% 5/1/2052[1,3]		498	442
Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]		1,227	1,119
Freddie Mac Pool #QE8282 5.00% 8/1/2052[1]		811	796
Freddie Mac Pool #QE7647 5.00% 8/1/2052[1]		57	55
Freddie Mac Pool #SD1496 5.00% 8/1/2052[1]		53	52
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]		11,551	11,335
Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]		1,230	1,206
Freddie Mac Pool #QF2560 4.50% 11/1/2052[1]		991	958
Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]		2,349	2,341

248	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8281 6.50% 12/1/2052[1]	USD	5,575		$5,713
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]		1,035		1,030
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]		1,129		1,124
Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]		9,085		9,169
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]		3,014		3,001
Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]		18,430		18,600
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]		499		505
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]		478		485
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]		304		307
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]		212		217
Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]		2,756		2,826
Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]		2,315		2,371
Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]		2,248		2,320
Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]		2,156		2,232
Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]		1,483		1,537
Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]		1,154		1,188
Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]		799		816
Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]		589		613
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]		29,369		29,245
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 2.547% 8/15/2023[1,3]		—	[2]	—	[2]
Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 8/25/2023[1,3]		1,257		1,252
Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 9/25/2024[1]		1,363		1,327
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]		3,875		3,845
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]		4,345		4,021
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]		799		699
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]		324		288
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]		4,358		4,014
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]		3,944		3,644
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]		885		764
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]		1,261		1,132
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]		476		448
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]		3,998		3,568
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 11/26/2057[1]		233		220
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]		732		653
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]		545		511
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]		2,013		1,881
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]		704		628
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]		382		341
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]		1,723		1,573
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]		4,017		3,793
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]		17,475		16,491

American Funds Insurance Series	249

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]	USD	4,547	$4,154
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[1]		1,271	1,124
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[1]		435	361
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]		4,448	4,159
Government National Mortgage Assn. 2.00% 7/1/2053[1,4]		1,395	1,173
Government National Mortgage Assn. 2.50% 7/1/2053[1,4]		3,353	2,904
Government National Mortgage Assn. 3.00% 7/1/2053[1,4]		290	259
Government National Mortgage Assn. 3.50% 7/1/2053[1,4]		10,681	9,860
Government National Mortgage Assn. 4.00% 7/1/2053[1,4]		11,750	11,120
Government National Mortgage Assn. 4.50% 7/1/2053[1,4]		859	829
Government National Mortgage Assn. 5.50% 7/1/2053[1,4]		5	5
Government National Mortgage Assn. 3.00% 8/1/2053[1,4]		1,015	908
Government National Mortgage Assn. 3.50% 8/1/2053[1,4]		10,500	9,703
Government National Mortgage Assn. 4.50% 8/1/2053[1,4]		10,100	9,754
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038[1]		78	82
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038[1]		20	21
Government National Mortgage Assn. Pool #004269 6.50% 10/20/2038[1]		155	165
Government National Mortgage Assn. Pool #698668 5.50% 11/15/2038[1]		28	28
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039[1]		181	182
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]		77	81
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]		2,367	2,441
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]		801	816
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]		540	529
Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/2042[1]		18	17
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]		5,432	4,629
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]		765	650
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]		4,155	3,618
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]		3,493	3,016
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]		1,942	1,678
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]		1,222	1,054
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]		852	726
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]		442	340
Uniform Mortgage-Backed Security 2.00% 7/1/2038[1,4]		1,115	988
Uniform Mortgage-Backed Security 2.50% 7/1/2038[1,4]		175	159
Uniform Mortgage-Backed Security 4.00% 7/1/2038[1,4]		280	270
Uniform Mortgage-Backed Security 2.50% 8/1/2038[1,4]		2,100	1,915
Uniform Mortgage-Backed Security 4.00% 8/1/2038[1,4]		640	618
Uniform Mortgage-Backed Security 2.00% 7/1/2053[1,4]		9,225	7,525
Uniform Mortgage-Backed Security 2.50% 7/1/2053[1,4]		2,001	1,697
Uniform Mortgage-Backed Security 3.00% 7/1/2053[1,4]		5,398	4,752
Uniform Mortgage-Backed Security 3.50% 7/1/2053[1,4]		40,326	36,752
Uniform Mortgage-Backed Security 4.00% 7/1/2053[1,4]		23,285	21,854
Uniform Mortgage-Backed Security 4.50% 7/1/2053[1,4]		24,172	23,241
Uniform Mortgage-Backed Security 5.00% 7/1/2053[1,4]		63,179	61,910
Uniform Mortgage-Backed Security 5.50% 7/1/2053[1,4]		27,204	27,074
Uniform Mortgage-Backed Security 5.50% 7/1/2053[1,4]		666	663
Uniform Mortgage-Backed Security 6.00% 7/1/2053[1,4]		87,805	88,587
Uniform Mortgage-Backed Security 6.50% 7/1/2053[1,4]		5,145	5,254
Uniform Mortgage-Backed Security 2.50% 8/1/2053[1,4]		2,200	1,869
Uniform Mortgage-Backed Security 3.00% 8/1/2053[1,4]		3,500	3,085
Uniform Mortgage-Backed Security 4.50% 8/1/2053[1,4]		32,400	31,167
Uniform Mortgage-Backed Security 6.00% 8/1/2053[1,4]		45,035	45,426
			767,437

250	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
U.S. Treasury bonds & notes 38.74%
U.S. Treasury 28.23%
U.S. Treasury 0.125% 7/15/2023	USD	40,000		$39,932
U.S. Treasury 2.125% 11/30/2023		—	[2]	—	[2]
U.S. Treasury 0.125% 12/15/2023		1,934		1,891
U.S. Treasury 2.25% 12/31/2023		1,332		1,312
U.S. Treasury 0.125% 1/15/2024		2,830		2,753
U.S. Treasury 2.50% 1/31/2024		26,000		25,577
U.S. Treasury 1.50% 2/29/2024		369		359
U.S. Treasury 3.00% 7/31/2024		1,820		1,774
U.S. Treasury 4.125% 1/31/2025		23,076		22,715
U.S. Treasury 4.625% 2/28/2025		30,265		30,033
U.S. Treasury 3.875% 3/31/2025		7,070		6,931
U.S. Treasury 3.875% 4/30/2025		4,615		4,525
U.S. Treasury 2.75% 5/15/2025		7,459		7,165
U.S. Treasury 4.25% 5/31/2025		37,305		36,836
U.S. Treasury 3.125% 8/15/2025		390		377
U.S. Treasury 3.50% 9/15/2025		28,000		27,244
U.S. Treasury 3.00% 9/30/2025		2,235		2,151
U.S. Treasury 4.625% 3/15/2026		11,050		11,063
U.S. Treasury 1.25% 12/31/2026		8,665		7,799
U.S. Treasury 3.50% 1/31/2028		7,373		7,157
U.S. Treasury 4.00% 2/29/2028		7,860		7,802
U.S. Treasury 3.625% 5/31/2028		27,900		27,286
U.S. Treasury 1.00% 7/31/2028		1,995		1,711
U.S. Treasury 2.625% 7/31/2029		9,309		8,598
U.S. Treasury 3.50% 1/31/2030		24,230		23,509
U.S. Treasury 2.75% 8/15/2032		7,500		6,872
U.S. Treasury 3.50% 2/15/2033		29,585		28,800
U.S. Treasury 4.25% 5/15/2039		795		832
U.S. Treasury 4.50% 8/15/2039		820		882
U.S. Treasury 1.125% 5/15/2040		4,135		2,681
U.S. Treasury 3.875% 2/15/2043		1,050		1,023
U.S. Treasury 3.875% 5/15/2043		820		802
U.S. Treasury 2.50% 2/15/2045		4,850		3,754
U.S. Treasury 2.50% 2/15/2046		3,900		3,001
U.S. Treasury 2.50% 5/15/2046		5,400		4,151
U.S. Treasury 2.875% 11/15/2046		2,700		2,224
U.S. Treasury 3.00% 2/15/2049		300		254
U.S. Treasury 2.875% 5/15/2049		6,300		5,208
U.S. Treasury 2.25% 8/15/2049		1,635		1,188
U.S. Treasury 1.25% 5/15/2050[5]		18,640		10,476
U.S. Treasury 1.375% 8/15/2050		4,330		2,515
U.S. Treasury 1.625% 11/15/2050[5]		26,165		16,235
U.S. Treasury 1.875% 2/15/2051		6,672		4,414
U.S. Treasury 2.00% 8/15/2051		5,226		3,558
U.S. Treasury 1.875% 11/15/2051		3,164		2,086
U.S. Treasury 2.875% 5/15/2052		3,740		3,096
U.S. Treasury 3.00% 8/15/2052[5]		7,555		6,417
U.S. Treasury 4.00% 11/15/2052[5]		7,319		7,510
				424,479

U.S. Treasury inflation-protected securities 10.51%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[6]		3,478		3,395
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[6]		12,499		12,132
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[6]		5,883		5,600
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[6]		50,365		48,225
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[6]		6,414		6,085
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[6]		5,853		5,491
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[6]		30,446		28,478
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[6]		5,712		5,288
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[6]		7,706		7,596

American Funds Insurance Series	251

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2030[6]	USD	7,423	$6,658
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[6]		7,001	6,223
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031[6]		1,019	904
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[6]		4,491	3,954
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[6]		429	461
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[5,6]		8,712	7,405
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[6]		1,636	1,342
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[6]		5,002	4,305
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[6]		343	240
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[6]		4,975	3,317
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[6]		1,486	984
			158,083

Total U.S. Treasury bonds & notes			582,562

Federal agency bonds & notes 5.27%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026		266	255
Fannie Mae 7.125% 1/15/2030		2,000	2,339
Federal Home Loan Bank 3.25% 11/16/2028		6,500	6,228
Federal Home Loan Bank 5.50% 7/15/2036		300	341
Private Export Funding Corp. 3.55% 1/15/2024		3,190	3,152
Private Export Funding Corp. 1.40% 7/15/2028		3,000	2,606
Tennessee Valley Authority 0.75% 5/15/2025		3,700	3,414
Tennessee Valley Authority 2.875% 2/1/2027		5,000	4,731
Tennessee Valley Authority 4.65% 6/15/2035		1,780	1,815
Tennessee Valley Authority 5.88% 4/1/2036		875	995
Tennessee Valley Authority, Series A, 4.625% 9/15/2060		250	244
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033		828	770
U.S. Agency for International Development, Israel (State of), Class 1A, 5.50% 9/18/2023		1,250	1,250
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 6/30/2025		14,779	14,091
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026		1,814	1,873
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 8/1/2023		1,500	1,497
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 8/1/2024		2,250	2,188
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 8/1/2025		2,640	2,529
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026		2,625	2,503
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027		11,482	10,889
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028		3,856	3,643
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029		2,650	2,477
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030		2,482	2,373
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031		2,475	2,364

252	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Federal agency bonds & notes (continued)
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032	USD	2,377	$2,212
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		2,059	1,904
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 8/1/2034		651	601
			79,284

Total bonds, notes & other debt instruments (cost: $1,497,923,000)			1,429,283

Short-term securities 29.53%	Weighted average yield at acquisition
Federal agency bills & notes 15.55%
Federal Home Loan Bank 7/28/2023	4.957%	6,500	6,478
Federal Home Loan Bank 8/8/2023	4.700	90,000	89,556
Federal Home Loan Bank 8/11/2023	4.990	25,000	24,866
Federal Home Loan Bank 8/14/2023	4.741	95,000	94,452
Federal Home Loan Bank 8/25/2023	4.951	10,000	9,927
Federal Home Loan Bank 9/6/2023	5.198	8,600	8,523
			233,802

Commercial paper 8.48%
Apple, Inc. 7/19/2023[7]	5.060	26,000	25,930
BofA Securities, Inc. 7/10/2023[7]	5.180	2,100	2,097
Cabot Trail Funding, LLC 8/16/2023[7]	5.180	2,400	2,384
Chariot Funding, LLC 7/5/2023[7]	5.210	1,000	999
Chariot Funding, LLC 7/19/2023[7]	5.180	6,400	6,383
Chariot Funding, LLC 7/31/2023[7]	5.200	2,600	2,588
Coca-Cola Co. 7/20/2023[7]	4.969	32,900	32,808
Equinor ASA 7/3/2023[7]	5.060	14,500	14,494
Komatsu Finance America, Inc. 7/19/2023[7]	5.120	13,500	13,464
Linde, Inc. 7/11/2023	5.065	2,500	2,496
OMERS Finance Trust 7/12/2023	5.150	20,000	19,966
Paccar Financial Corp. 7/24/2023	5.080	3,900	3,887
			127,496

U.S. Treasury bills 3.35%
U.S. Treasury 7/13/2023	5.110	12,500	12,483
U.S. Treasury 7/20/2023	5.050	10,000	9,976
U.S. Treasury 8/22/2023	5.117	3,700	3,674
U.S. Treasury 11/2/2023	4.527	24,780	24,342
			50,475

American Funds Insurance Series	253

U.S. Government Securities Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. 2.15%
Nederlandse Waterschapsbank NV 7/11/2023[7]	5.120%	USD	14,100	$14,078
Oesterreich Kontrollbank 7/19/2023	5.080		5,200	5,186
Québec (Province of) 7/17/2023[7]	5.100		13,100	13,069
				32,333

Total short-term securities (cost: $444,135,000)				444,106
Total investment securities 124.58% (cost: $1,942,058,000)				1,873,389
Other assets less liabilities (24.58)%				(369,590)

Net assets 100.00%				$1,503,799

254	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration		Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2023 (000)
30 Day Federal Funds Futures	Long	212	July 2023	USD	83,831	$5
30 Day Federal Funds Futures	Short	193	August 2023		(76,177)	8
30 Day Federal Funds Futures	Short	57	October 2023		(22,484)	16
30 Day Federal Funds Futures	Long	56	November 2023		22,073	(13)
3 Month SOFR Futures	Long	1,495	December 2023		353,568	(17,923)
3 Month SOFR Futures	Short	923	March 2024		(218,382)	10,724
3 Month SOFR Futures	Long	62	September 2024		14,762	(26)
3 Month SOFR Futures	Short	256	March 2025		(61,424)	1,752
2 Year U.S. Treasury Note Futures	Long	3,418	September 2023		695,029	(8,638)
5 Year U.S. Treasury Note Futures	Long	3,471	September 2023		371,722	(6,146)
10 Year U.S. Treasury Note Futures	Long	2,118	September 2023		237,779	(3,585)
10 Year Ultra U.S. Treasury Note Futures	Short	916	September 2023		(108,489)	1,225
20 Year U.S. Treasury Bond Futures	Short	264	September 2023		(33,503)	(43)
30 Year Ultra U.S. Treasury Bond Futures	Long	205	September 2023		27,925	246
						$(22,398)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2023 (000)	paid (000)	at 6/30/2023 (000)
SOFR	Annual	0.471%	Annual	10/26/2023	USD	30,500	$471	$—	$471
0.45801%	Annual	SOFR	Annual	10/26/2023		30,500	(472)	—	(472)
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024		17,898	(60)	—	(60)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024		26,222	(87)	—	(87)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024		35,800	(119)	—	(119)
0.241%	Annual	U.S. EFFR	Annual	3/1/2024		119,400	(4,020)	—	(4,020)
U.S. EFFR	Annual	0.11%	Annual	5/18/2024		97,600	4,420	—	4,420
3.497%	Annual	U.S. EFFR	Annual	6/16/2024		24,000	(420)	—	(420)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024		3,698	(66)	—	(66)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024		17,700	(320)	—	(320)
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025		20,100	1,765	—	1,765
U.S. EFFR	Annual	0.126%	Annual	6/25/2025		20,100	1,765	—	1,765
U.S. EFFR	Annual	0.106%	Annual	6/30/2025		22,492	2,857	—	2,857
SOFR	Annual	3.916%	Annual	7/11/2025		46,800	787	—	787
4.265%	Annual	SOFR	Annual	2/16/2026		4,777	(30)	—	(30)
4.27%	Annual	SOFR	Annual	2/16/2026		9,620	(60)	—	(60)
4.3005%	Annual	SOFR	Annual	2/17/2026		1,989	(11)	—	(11)
4.288%	Annual	SOFR	Annual	2/17/2026		2,021	(12)	—	(12)
4.3035%	Annual	SOFR	Annual	2/17/2026		2,874	(16)	—	(16)
4.2675%	Annual	SOFR	Annual	2/17/2026		2,771	(18)	—	(18)
4.2515%	Annual	SOFR	Annual	2/17/2026		2,847	(19)	—	(19)
3.45%	Annual	SOFR	Annual	2/1/2028		12,500	(276)	—	(276)
3.47%	Annual	SOFR	Annual	2/2/2028		11,600	(247)	—	(247)
3.177%	Annual	SOFR	Annual	2/28/2030		2,400	(78)	—	(78)
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030		49,000	9,121	—	9,121
3.18%	Annual	SOFR	Annual	4/17/2030		2,600	(84)	—	(84)

American Funds Insurance Series	255

U.S. Government Securities Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional		Value at	Upfront premium	Unrealized Appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2023 (000)	paid (000)	at 6/30/2023 (000)
3.275%	Annual	SOFR	Annual	4/18/2030	USD	2,600	$(69)	$—	$(69)
3.353%	Annual	SOFR	Annual	4/19/2030		2,600	(57)	—	(57)
3.342%	Annual	SOFR	Annual	4/19/2030		2,600	(59)	—	(59)
3.344%	Annual	SOFR	Annual	4/20/2030		2,600	(59)	—	(59)
3.128%	Annual	SOFR	Annual	4/28/2030		2,600	(92)	—	(92)
3.285%	Annual	SOFR	Annual	5/1/2030		2,500	(65)	—	(65)
3.259%	Annual	SOFR	Annual	5/1/2030		2,600	(72)	—	(72)
3.186%	Annual	SOFR	Annual	5/9/2030		2,600	(83)	—	(83)
3.215%	Annual	SOFR	Annual	5/10/2030		2,500	(75)	—	(75)
3.29%	Annual	SOFR	Annual	5/19/2030		3,100	(80)	—	(80)
3.31%	Annual	SOFR	Annual	6/9/2030		26,800	(652)	—	(652)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030		15,500	2,959	—	2,959
SOFR	Annual	3.175%	Annual	2/1/2038		16,000	55	—	55
3.065%	Annual	SOFR	Annual	4/7/2040		12,300	(644)	—	(644)
SOFR	Annual	3.045%	Annual	7/27/2050		3,600	134	—	134
SOFR	Annual	2.85282%	Annual	12/6/2052		540	35	—	35
SOFR	Annual	2.93542%	Annual	12/6/2052		550	27	—	27
SOFR	Annual	3.01413%	Annual	1/12/2053		1,402	49	—	49
SOFR	Annual	3.02%	Annual	1/12/2053		1,400	48	—	48
SOFR	Annual	2.974%	Annual	4/17/2053		800	33	—	33
SOFR	Annual	3.044%	Annual	4/18/2053		800	23	—	23
SOFR	Annual	3.0875%	Annual	4/19/2053		800	16	—	16
SOFR	Annual	3.1035%	Annual	4/19/2053		800	14	—	14
SOFR	Annual	3.0895%	Annual	4/20/2053		800	16	—	16
SOFR	Annual	2.9405%	Annual	4/28/2053		800	38	—	38
SOFR	Annual	3.0535%	Annual	5/1/2053		1,600	43	—	43
SOFR	Annual	3.085%	Annual	5/9/2053		900	19	—	19
SOFR	Annual	3.1135%	Annual	5/10/2053		800	12	—	12
SOFR	Annual	3.1605%	Annual	5/19/2053		1,000	6	—	6
							$16,291	$—	$16,291

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[4]	Purchased on a TBA basis.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $14,752,000, which represented .98% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $128,294,000, which represented 8.53% of the net assets of the fund.

256	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Key to abbreviations

Assn. = Association

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	257

Managed Risk Growth Fund
Investment portfolio June 30, 2023	unaudited

Growth funds 85.25%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	4,727,279	$425,030

Total growth funds (cost: $380,542,000)		425,030

Fixed income funds 10.03%
American Funds Insurance Series – The Bond Fund of America, Class 1	5,265,584	50,023

Total fixed income funds (cost: $50,624,000)		50,023

Short-term securities 4.00%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03%[1]	19,961,230	19,961

Total short-term securities (cost: $19,961,000)		19,961

Options purchased 0.16%
Options purchased*		766

Total options purchased (cost: $2,722,000)		766
Total investment securities 99.44% (cost: $453,849,000)		495,780
Other assets less liabilities 0.56%		2,816

Net assets 100.00%		$498,596

*Options purchased

Put

Description	Number of contracts		Notional amount (000)		Exercise price	Expiration date	Value at 6/30/2023 (000)
S&P 500 Index	335	USD	149,088	USD	2,850.00	9/15/2023	$55
S&P 500 Index	30		13,351		2,950.00	9/15/2023	6
S&P 500 Index	10		4,450		3,000.00	9/15/2023	2
S&P 500 Index	70		31,153		2,775.00	12/15/2023	47
S&P 500 Index	70		31,153		2,800.00	12/15/2023	47
S&P 500 Index	50		22,252		2,825.00	12/15/2023	36
S&P 500 Index	100		44,504		2,850.00	12/15/2023	75
S&P 500 Index	110		48,954		2,875.00	12/15/2023	83
S&P 500 Index	35		15,576		2,900.00	12/15/2023	27
S&P 500 Index	30		13,351		2,950.00	12/15/2023	26
S&P 500 Index	65		28,927		3,150.00	12/15/2023	73
S&P 500 Index	10		4,450		3,225.00	12/15/2023	13
S&P 500 Index	35		15,576		3,250.00	12/15/2023	46
S&P 500 Index	145		64,531		3,275.00	12/15/2023	198
S&P 500 Index	20		8,901		3,350.00	12/15/2023	32
							$766

258	American Funds Insurance Series

Managed Risk Growth Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
5 Year U.S. Treasury Note Futures	Long	860	September 2023	USD	92,101	$(1,219)
Japanese yen currency Futures	Short	2	September 2023		(175)	7
FTSE 100 Index Futures	Short	2	September 2023		(192)	1
Nikkei 225 (OSE) Index Futures	Short	1	September 2023		(230)	(7)
British pound currency Futures	Short	3	September 2023		(238)	(2)
Mini MSCI Emerging Market Index Futures	Short	9	September 2023		(449)	6
Russell 2000 Mini Index Futures	Short	11	September 2023		(1,047)	(12)
Euro Stoxx 50 Index Futures	Short	48	September 2023		(2,322)	(39)
Euro currency Futures	Short	18	September 2023		(2,465)	(16)
S&P Mid 400 E-mini Index Futures	Short	16	September 2023		(4,231)	(115)
S&P 500 E-mini Index Futures	Short	143	September 2023		(32,091)	(693)
						$(2,089)

Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 85.25%
American Funds Insurance Series – Growth Fund, Class 1	$387,467	$91,971	$122,285	$(28,447)	$96,324	$425,030	$780	$22,902
Fixed income funds 10.03%
American Funds Insurance Series – The Bond Fund of America, Class 1	34,197	36,164	20,338	(885)	885	50,023	286	—
Total 95.28%				$(29,332)	$97,209	$475,053	$1,066	$22,902

[1]	Rate represents the seven-day yield at 6/30/2023.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	259

Managed Risk International Fund
Investment portfolio June 30, 2023	unaudited

Growth funds 85.31%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	6,194,789	$106,426

Total growth funds (cost: $99,890,000)		106,426

Fixed income funds 10.04%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,318,491	12,526

Total fixed income funds (cost: $12,773,000)		12,526

Short-term securities 3.86%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03%[1]	4,810,529	4,811

Total short-term securities (cost: $4,811,000)		4,811

Options purchased 0.18%
Options purchased*		225

Total options purchased (cost: $716,000)		225
Total investment securities 99.39% (cost: $118,190,000)		123,988
Other assets less liabilities 0.61%		761

Net assets 100.00%		$124,749

*Options purchased

Put

Description	Number of contracts		Notional amount (000)		Exercise price	Expiration date	Value at 6/30/2023 (000)
iShares MSCI EAFE ETF	1,300	USD	9,425	USD	49.00	9/15/2023	$12
iShares MSCI EAFE ETF	550		3,988		50.00	9/15/2023	5
iShares MSCI EAFE ETF	1,400		10,150		51.00	9/15/2023	14
iShares MSCI EAFE ETF	2,400		17,400		52.00	9/15/2023	19
iShares MSCI EAFE ETF	1,800		13,050		54.00	12/15/2023	47
iShares MSCI EAFE ETF	3,900		28,275		55.00	12/15/2023	99
iShares MSCI EAFE ETF	700		5,075		56.00	12/15/2023	24
iShares MSCI EAFE ETF	200		1,450		57.00	12/15/2023	5
							$225

Futures contracts

Contracts	Type	Number of contracts	Expiration		Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
5 Year U.S. Treasury Note Futures	Long	122	September 2023	USD	13,066	$(79)
S&P 500 E-mini Index Futures	Short	26	September 2023		(5,835)	(162)
Mini MSCI Emerging Market Index Futures	Short	127	September 2023		(6,337)	37
MSCI EAFE Index Futures	Short	87	September 2023		(9,376)	(104)
						$(308)

260	American Funds Insurance Series

Managed Risk International Fund (continued)

Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 85.31%
American Funds Insurance Series – International Fund, Class 1	$106,435	$11,326	$24,003	$(6,836)	$19,504	$106,426	$73	$—
Fixed income funds 10.04%
American Funds Insurance Series – The Bond Fund of America, Class 1	12,527	3,449	3,575	(354)	479	12,526	259	—
Total 95.35%				$(7,190)	$19,983	$118,952	$332	$—

[1]	Rate represents the seven-day yield at 6/30/2023.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	261

Managed Risk Washington Mutual Investors Fund
Investment portfolio June 30, 2023	unaudited

Growth-and-income funds 85.02%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	20,345,075	$274,659

Total growth-and-income funds (cost: $278,387,000)		274,659

Fixed income funds 10.00%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,242,268	32,325

Total fixed income funds (cost: $33,893,000)		32,325

Short-term securities 4.67%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03%[1]	15,081,762	15,082

Total short-term securities (cost: $15,082,000)		15,082

Options purchased 0.17%
Options purchased*		537

Total options purchased (cost: $2,363,000)		537
Total investment securities 99.86% (cost: $329,725,000)		322,603
Other assets less liabilities 0.14%		461

Net assets 100.00%		$323,064

*Options purchased

Put

Description	Number of contracts		Notional amount (000)		Exercise price	Expiration date	Value at 6/30/2023 (000)
S&P 500 Index	330	USD	146,863	USD	2,850.00	9/15/2023	$54
S&P 500 Index	10		4,450		2,875.00	9/15/2023	2
S&P 500 Index	55		24,477		2,950.00	9/15/2023	11
S&P 500 Index	20		8,901		3,000.00	9/15/2023	4
S&P 500 Index	80		35,603		2,775.00	12/15/2023	54
S&P 500 Index	100		44,504		2,800.00	12/15/2023	67
S&P 500 Index	50		22,252		2,825.00	12/15/2023	36
S&P 500 Index	55		24,477		2,850.00	12/15/2023	41
S&P 500 Index	90		40,053		2,875.00	12/15/2023	68
S&P 500 Index	35		15,576		2,900.00	12/15/2023	27
S&P 500 Index	40		17,802		3,150.00	12/15/2023	45
S&P 500 Index	25		11,126		3,225.00	12/15/2023	33
S&P 500 Index	10		4,450		3,250.00	12/15/2023	13
S&P 500 Index	10		4,450		3,275.00	12/15/2023	14
S&P 500 Index	20		8,901		3,350.00	12/15/2023	32
S&P 500 Index	15		6,676		3,250.00	3/15/2024	36
							$537

262	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration		Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
5 Year U.S. Treasury Note Futures	Long	165	September 2023	USD	17,670	$(242)
S&P 500 E-mini Index Futures	Long	38	September 2023		8,528	240
						$(2)

Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 85.02%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$274,603	$28,117	$45,263	$(3,995)	$21,197	$274,659	$1,303	$2,476

Fixed income funds 10.00%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	32,319	7,880	7,837	(879)	842	32,325	185	—
Total 95.02%				$(4,874)	$22,039	$306,984	$1,488	$2,476

[1]	Rate represents the seven-day yield at 6/30/2023.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	263

Managed Risk Growth-Income Fund
Investment portfolio June 30, 2023	unaudited

Growth-and-income funds 79.96%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	31,901,672	$1,737,684

Total growth-and-income funds (cost: $1,710,272,000)		1,737,684

Fixed income funds 15.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	34,297,754	325,829

Total fixed income funds (cost: $344,843,000)		325,829

Short-term securities 4.63%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03%[1]	100,572,314	100,572

Total short-term securities (cost: $100,572,000)		100,572

Options purchased 0.25%
Options purchased*		5,468

Total options purchased (cost: $25,532,000)		5,468
Total investment securities 99.84% (cost: $2,181,219,000)		2,169,553
Other assets less liabilities 0.16%		3,557

Net assets 100.00%		$2,173,110

*Options purchased

Put

Description	Number of contracts	Notional amount (000)			Exercise price	Expiration date	Value at 6/30/2023 (000)
S&P 500 Index	4,100	USD	1,824,656	USD	2,850.00	9/15/2023	$668
S&P 500 Index	200		89,008		2,875.00	9/15/2023	34
S&P 500 Index	60		26,702		2,900.00	9/15/2023	10
S&P 500 Index	600		267,023		2,950.00	9/15/2023	118
S&P 500 Index	60		26,702		3,000.00	9/15/2023	13
S&P 500 Index	765		340,454		2,775.00	12/15/2023	516
S&P 500 Index	780		347,130		2,800.00	12/15/2023	523
S&P 500 Index	765		340,454		2,825.00	12/15/2023	555
S&P 500 Index	725		322,653		2,850.00	12/15/2023	544
S&P 500 Index	800		356,030		2,875.00	12/15/2023	600
S&P 500 Index	115		51,179		2,900.00	12/15/2023	90
S&P 500 Index	25		11,126		2,950.00	12/15/2023	21
S&P 500 Index	350		155,763		3,150.00	12/15/2023	394
S&P 500 Index	20		8,901		3,225.00	12/15/2023	26
S&P 500 Index	170		75,657		3,250.00	12/15/2023	223
S&P 500 Index	175		77,882		3,275.00	12/15/2023	239
S&P 500 Index	300		133,511		3,350.00	12/15/2023	481
S&P 500 Index	170		75,656		3,250.00	3/15/2024	413
							$5,468

264	American Funds Insurance Series

Managed Risk Growth-Income Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration		Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
5 Year U.S. Treasury Note Futures	Long	1,183	September 2023	USD	126,692	$(1,765)
S&P 500 E-mini Index Futures	Long	351	September 2023		78,769	2,498
British pound currency Futures	Short	1	September 2023		(79)	(1)
Euro currency Futures	Short	1	September 2023		(137)	(1)
Mini MSCI Emerging Market Index Futures	Short	6	September 2023		(299)	3
FTSE 100 Index Futures	Short	4	September 2023		(384)	2
Euro Stoxx 50 Index Futures	Short	12	September 2023		(581)	(10)
S&P Mid 400 E-mini Index Futures	Short	5	September 2023		(1,322)	(34)
						$692

Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 79.96%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,677,875	$219,924	$303,846	$36,983	$106,748	$1,737,684	$6,066	$89,386
Fixed income funds 15.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	314,614	72,941	64,701	(11,714)	14,689	325,829	1,898	—
Total 94.96%				$25,269	$121,437	$2,063,513	$7,964	$89,386

[1]	Rate represents the seven-day yield at 6/30/2023.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	265

Managed Risk Asset Allocation Fund
Investment portfolio June 30, 2023	unaudited

Asset allocation funds 95.20%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	89,855,897	$2,043,323

Total asset allocation funds (cost: $2,082,809,000)		2,043,323

Short-term securities 4.77%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03%[1]	102,371,216	102,371

Total short-term securities (cost: $102,371,000)		102,371

Options purchased 0.03%
Options purchased*		693

Total options purchased (cost: $2,654,000)		693
Total investment securities 100.00% (cost: $2,187,834,000)		2,146,387
Other assets less liabilities (0.00)%		(43)

Net assets 100.00%		$2,146,344

*Options purchased

Put

Description	Number of contracts		Notional amount (000)		Exercise price	Expiration date	Value at 6/30/2023 (000)
S&P 500 Index	300	USD	133,511	USD	2,850.00	9/15/2023	$49
S&P 500 Index	55		24,477		2,775.00	12/15/2023	37
S&P 500 Index	145		64,530		2,800.00	12/15/2023	97
S&P 500 Index	75		33,378		2,825.00	12/15/2023	54
S&P 500 Index	125		55,630		2,850.00	12/15/2023	94
S&P 500 Index	150		66,756		2,875.00	12/15/2023	113
S&P 500 Index	70		31,153		2,900.00	12/15/2023	55
S&P 500 Index	60		26,702		3,225.00	12/15/2023	79
S&P 500 Index	20		8,901		3,250.00	12/15/2023	26
S&P 500 Index	30		13,351		3,275.00	12/15/2023	41
S&P 500 Index	30		13,351		3,350.00	12/15/2023	48
							$693

Futures contracts

Contracts	Type	Number of contracts	Expiration		Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
5 Year U.S. Treasury Note Futures	Long	1,055	September 2023	USD	112,984	$(1,567)
British pound currency Futures	Short	1	September 2023		(79)	(1)
Russell 2000 Mini Index Futures	Short	1	September 2023		(95)	(1)
FTSE 100 Index Futures	Short	2	September 2023		(192)	1
Euro Stoxx 50 Index Futures	Short	5	September 2023		(242)	(4)
Mini MSCI Emerging Market Index Futures	Short	5	September 2023		(249)	3
Euro Currency Futures	Short	3	September 2023		(411)	(3)
S&P Mid 400 E-mini Index Futures	Short	4	September 2023		(1,058)	(28)
						$(1,600)

266	American Funds Insurance Series

Managed Risk Asset Allocation Fund (continued)

Investments in affiliates2

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 6/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 95.20%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$2,084,270	$178,742	$272,742	$1,915	$51,138	$2,043,323	$10,281	$77,368

[1]	Rate represents the seven-day yield at 6/30/2023.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	267

Financial statements

Statements of assets and liabilities at June 30, 2023	unaudited (dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund		New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$7,187,612	$3,052,658	$36,079,869	$6,885,865		$3,209,783
Affiliated issuers	260,524	122,435	767,206	196,037		142,018
Cash	592	235	2,303	1,037		651
Cash collateral received for securities on loan	961	4,238	2,862	255		386
Cash collateral pledged for futures contracts	—	—	—	—		161
Cash collateral pledged for swap contracts	—	—	—	—		—
Cash denominated in currencies other than U.S. dollars	1,578	5,129	920	5,289		825
Unrealized appreciation on open forward currency contracts	—	—	—	—		180
Receivables for:
Sales of investments	—	19,356	58,980	106,130		20,258
Sales of fund’s shares	1,997	1,000	10,237	6,432		2,369
Dividends and interest	12,854	3,265	13,905	13,360		10,871
Closed forward currency contracts	—	—	—	—		5
Variation margin on futures contracts	—	—	—	—		20
Variation margin on centrally cleared swap contracts	—	—	—	—		—
Securities lending income	1	4	1	—	*	—	*
Other	59	8	16	275		82
	7,466,178	3,208,328	36,936,299	7,214,680		3,387,609
Liabilities:
Collateral for securities on loan	9,612	42,375	28,625	2,552		3,859
Unrealized depreciation on open forward currency contracts	—	—	—	—		104
Unrealized depreciation on unfunded commitments	—	—	—	—		—
Payables for:
Purchases of investments	3,937	7,697	29,499	52,830		7,917
Repurchases of fund’s shares	8,466	2,925	96,342	3,185		2,116
Investment advisory services	2,194	1,522	9,202	2,788		1,382
Insurance administrative fees	408	174	1,872	252		466
Services provided by related parties	1,016	514	4,915	947		398
Trustees’ deferred compensation	89	57	494	175		42
Closed forward currency contracts	—	—	—	—		2
Variation margin on futures contracts	—	—	—	—		22
Variation margin on centrally cleared swap contracts	—	—	—	—		—
Bank overdraft	—	—	—	—		—
Non-U.S. taxes	3,383	12,335	867	23,650		12,620
Other	220	279	155	345		168
	29,325	67,878	171,971	86,724		29,096
Net assets at June 30, 2023	$7,436,853	$3,140,450	$36,764,328	$7,127,956		$3,358,513

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,578,577	$2,487,653	$20,499,870	$6,070,096		$2,498,997
Total distributable earnings (accumulated loss)	2,858,276	652,797	16,264,458	1,057,860		859,516
Net assets at June 30, 2023	$7,436,853	$3,140,450	$36,764,328	$7,127,956		$3,358,513

Investment securities on loan, at value	$11,345	$61,683	$27,798	$22,230		$11,128
Investment securities, at cost
Unaffiliated issuers	4,514,668	2,391,917	19,949,813	5,340,365		2,344,169
Affiliated issuers	260,495	120,919	766,983	195,981		141,981
Cash denominated in currencies other than U.S. dollars, at cost	1,577	5,132	920	5,280		825

Refer to the end of the statements of assets and liabilities for footnote.

Refer to the notes to financial statements.

268	American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at June 30, 2023 (continued)	unaudited (dollars in thousands)

	Washington Mutual Investors Fund		Capital World Growth and Income Fund		Growth-Income Fund	International Growth and Income Fund		Capital Income Builder
Assets:
Investment securities, at value:
Unaffiliated issuers	$9,541,960		$1,753,568		$34,057,439	$306,146		$1,108,353
Affiliated issuers	379,391		70,870		1,901,971	14,089		133,268
Cash	1,686		53		1,233	68		785
Cash collateral received for securities on loan	354		95		6,463	172		611
Cash collateral pledged for futures contracts	—		—		—	—		—
Cash collateral pledged for swap contracts	—		—		—	—		—
Cash denominated in currencies other than U.S. dollars	—		398		1,047	75		149
Unrealized appreciation on open forward currency contracts	—		—		—	—		—
Receivables for:
Sales of investments	32,818		5,389		42,303	505		44,839
Sales of fund’s shares	2,349		99		2,258	765		2,116
Dividends and interest	10,029		4,838		42,891	2,563		4,997
Closed forward currency contracts	—		—		—	—		—
Variation margin on futures contracts	—		—		—	—		97
Variation margin on centrally cleared swap contracts	—		—		—	—		54
Securities lending income	—	*	—	*	5	—	*	1
Other	7		46		127	19		39
	9,968,594		1,835,356		36,055,737	324,402		1,295,309
Liabilities:
Collateral for securities on loan	3,540		952		64,632	1,722		6,105
Unrealized depreciation on open forward currency contracts	—		—		—	—		—
Unrealized depreciation on unfunded commitments	—		—		—	—		—
Payables for:
Purchases of investments	12,227		5,963		59,338	194		96,269
Repurchases of fund’s shares	10,319		4,428		73,500	41		293
Investment advisory services	1,883		541		7,353	122		210
Insurance administrative fees	740		128		1,104	85		343
Services provided by related parties	1,057		298		3,766	69		141
Trustees’ deferred compensation	104		25		543	14		8
Closed forward currency contracts	—		—		—	—		—
Variation margin on futures contracts	—		—		—	—		7
Variation margin on centrally cleared swap contracts	—		—		—	—		19
Bank overdraft	—		—		—	—		—
Non-U.S. taxes	148		839		1,491	153		737
Other	10		55		170	15		20
	30,028		13,229		211,897	2,415		104,152
Net assets at June 30, 2023	$9,938,566		$1,822,127		$35,843,840	$321,987		$1,191,157

Net assets consist of:
Capital paid in on shares of beneficial interest	$7,532,632		$1,426,801		$20,896,057	$314,165		$1,056,574
Total distributable earnings (accumulated loss)	2,405,934		395,326		14,947,783	7,822		134,583

Net assets at June 30, 2023	$9,938,566		$1,822,127		$35,843,840	$321,987		$1,191,157

Investment securities on loan, at value	$3,429		$6,023		$61,497	$2,761		$6,985
Investment securities, at cost
Unaffiliated issuers	7,218,978		1,294,449		20,043,920	274,834		965,312
Affiliated issuers	379,298		70,860		1,901,275	14,084		138,510
Cash denominated in currencies other than U.S. dollars, at cost	—		398		1,044	75		149

Refer to the end of the statements of assets and liabilities for footnote.

Refer to the notes to financial statements.

American Funds Insurance Series	269

Financial statements (continued)

Statements of assets and liabilities at June 30, 2023 (continued)	unaudited (dollars in thousands)

	Asset Allocation Fund	American Funds Global Balanced Fund		The Bond Fund of America		Capital World Bond Fund	American High-Income Trust
Assets:
Investment securities, at value:
Unaffiliated issuers	$22,860,159	$356,903		$10,067,305		$1,381,748	$796,378
Affiliated issuers	3,466,389	36,721		2,007,541		208,511	33,341
Cash	3,225	55		8,765		89	—
Cash collateral received for securities on loan	1,726	71		—		—	—
Cash collateral pledged for futures contracts	—	—		—		—	104
Cash collateral pledged for swap contracts	—	—		—		—	818
Cash denominated in currencies other than U.S. dollars	662	87		—	*	85	12
Unrealized appreciation on open forward currency contracts	—	537		1,374		5,906	—
Receivables for:
Sales of investments	644,680	3,674		2,183,376		33,094	4,791
Sales of fund’s shares	977	826		27,993		2,078	1,130
Dividends and interest	76,599	1,860		76,760		11,383	12,634
Closed forward currency contracts	—	—		—		—	—
Variation margin on futures contracts	294	30		6,843		486	—
Variation margin on centrally cleared swap contracts	141	22		160		279	—
Securities lending income	1	—	*	—		—	—
Other	224	—	*	—		120	3
	27,055,077	400,786		14,380,117		1,643,779	849,211
Liabilities:
Collateral for securities on loan	17,261	712		—		—	—
Unrealized depreciation on open forward currency contracts	—	708		1,997		8,188	—
Unrealized depreciation on unfunded commitments	7	—		—		1	2
Payables for:
Purchases of investments	1,708,017	16,149		3,826,500		173,829	7,673
Repurchases of fund’s shares	21,962	169		2,503		209	433
Investment advisory services	5,474	136		1,402		515	181
Insurance administrative fees	3,370	74		664		34	55
Services provided by related parties	2,606	66		1,020		203	148
Trustees’ deferred compensation	317	4		130		27	32
Closed forward currency contracts	—	—		—		—	—
Variation margin on futures contracts	1,434	48		4,588		822	7
Variation margin on centrally cleared swap contracts	430	57		942		723	94
Bank overdraft	—	—		—		—	119
Non-U.S. taxes	3,812	290		—		85	—
Other	85	19		16		89	5
	1,764,775	18,432		3,839,762		184,725	8,749
Net assets at June 30, 2023	$25,290,302	$382,354		$10,540,355		$1,459,054	$840,462

Net assets consist of:
Capital paid in on shares of beneficial interest	$19,487,055	$351,473		$12,081,653		$1,763,153	$1,186,715
Total distributable earnings (accumulated loss)	5,803,247	30,881		(1,541,298)		(304,099)	(346,253)

Net assets at June 30, 2023	$25,290,302	$382,354		$10,540,355		$1,459,054	$840,462

Investment securities on loan, at value	$16,802	$697		$—		$—	$—
Investment securities, at cost
Unaffiliated issuers	17,250,054	323,779		10,634,682		1,499,648	861,704
Affiliated issuers	3,673,146	36,559		2,007,086		206,121	33,328
Cash denominated in currencies other than U.S. dollars, at cost	662	87		—	*	83	12

Refer to the end of the statements of assets and liabilities for footnote.

Refer to the notes to financial statements.

270	American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at June 30, 2023 (continued)	unaudited (dollars in thousands)

	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$152,783	$383,768	$1,873,389	$20,727	$5,036
Affiliated issuers	—	—	—	475,053	118,952
Cash	2,594	9,100	41,182	—	—
Cash collateral received for securities on loan	—	—	—	—	—
Cash collateral pledged for futures contracts	—	—	—	3,702	1,074
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Receivables for:
Sales of investments	16,656	—	205,550	1,327	207
Sales of fund’s shares	79	537	4,498	412	143
Dividends and interest	277	36	6,790	80	22
Closed forward currency contracts	—	—	—	—	—
Variation margin on futures contracts	45	—	658	—	2
Variation margin on centrally cleared swap contracts	1	—	1,089	—	—
Securities lending income	—	—	—	—	—
Other	1	—	—	—	—
	172,436	393,441	2,133,156	501,301	125,436
Liabilities:
Collateral for securities on loan	—	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Unrealized depreciation on unfunded commitments	—	—	—	—	—
Payables for:
Purchases of investments	67,574	—	626,483	1,575	284
Repurchases of fund’s shares	61	288	1,162	152	63
Investment advisory services	15	85	216	40	10
Insurance administrative fees	28	44	120	295	78
Services provided by related parties	21	83	295	96	25
Trustees’ deferred compensation	3	12	44	4	1
Closed forward currency contracts	—	—	—	—	—
Variation margin on futures contracts	31	—	667	543	226
Variation margin on centrally cleared swap contracts	9	—	368	—	—
Bank overdraft	—	—	—	—	—
Non-U.S. taxes	—	—	—	—	—
Other	—	—	2	—	—
	67,742	512	629,357	2,705	687
Net assets at June 30, 2023	$104,694	$392,929	$1,503,799	$498,596	$124,749

Net assets consist of:
Capital paid in on shares of beneficial interest	$115,198	$384,122	$1,750,412	$565,139	$152,639
Total distributable earnings (accumulated loss)	(10,504)	8,807	(246,613)	(66,543)	(27,890)
Net assets at June 30, 2023	$104,694	$392,929	$1,503,799	$498,596	$124,749

Investment securities on loan, at value	$—	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	155,464	383,761	1,942,058	22,683	5,527
Affiliated issuers	—	—	—	431,166	112,663
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote.

Refer to the notes to financial statements.

American Funds Insurance Series	271

Financial statements (continued)

Statements of assets and liabilities at June 30, 2023 (continued)	unaudited (dollars in thousands)

	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$15,619	$106,040	$103,064
Affiliated issuers	306,984	2,063,513	2,043,323
Cash	—	—	—
Cash collateral received for securities on loan	—	—	—
Cash collateral pledged for futures contracts	656	5,594	1,584
Cash collateral pledged for swap contracts	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—
Receivables for:
Sales of investments	1,336	30,521	1,518
Sales of fund’s shares	9	293	25
Dividends and interest	64	427	431
Closed forward currency contracts	—	—	—
Variation margin on futures contracts	100	922	—
Variation margin on centrally cleared swap contracts	—	—	—
Securities lending income	—	—	—
Other	—	—	—
	324,768	2,207,310	2,149,945
Liabilities:
Collateral for securities on loan	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—
Unrealized depreciation on unfunded commitments	—	—	—
Payables for:
Purchases of investments	769	4,760	—
Repurchases of fund’s shares	645	27,845	1,623
Investment advisory services	26	178	175
Insurance administrative fees	197	1,324	1,325
Services provided by related parties	64	55	433
Trustees’ deferred compensation	3	16	29
Closed forward currency contracts	—	—	—
Variation margin on futures contracts	—	22	16
Variation margin on centrally cleared swap contracts	—	—	—
Bank overdraft	—	—	—
Non-U.S. taxes	—	—	—
Other	—	—	—
	1,704	34,200	3,601
Net assets at June 30, 2023	$323,064	$2,173,110	$2,146,344

Net assets consist of:
Capital paid in on shares of beneficial interest	$358,410	$2,153,328	$2,184,513
Total distributable earnings (accumulated loss)	(35,346)	19,782	(38,169)
Net assets at June 30, 2023	$323,064	$2,173,110	$2,146,344

Investment securities on loan, at value	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	17,445	126,104	105,025
Affiliated issuers	312,280	2,055,115	2,082,809
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—

Refer to the end of the statements of assets and liabilities for footnote.

Refer to the notes to financial statements.

272	American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at June 30, 2023 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 1:	Net assets	$3,267,350	$989,232	$16,132,357	$3,347,079	$1,773,825
	Shares outstanding	101,754	55,385	179,425	194,879	71,238
	Net asset value per share	$32.11	$17.86	$89.91	$17.18	$24.90
Class 1A:	Net assets	$16,502	$4,969	$245,718	$11,621	$9,840
	Shares outstanding	517	282	2,762	680	397
	Net asset value per share	$31.92	$17.60	$88.97	$17.07	$24.76
Class 2:	Net assets	$3,480,176	$1,859,010	$17,094,954	$3,348,777	$809,785
	Shares outstanding	110,006	110,517	192,676	196,109	32,955
	Net asset value per share	$31.64	$16.82	$88.72	$17.08	$24.57
Class 3:	Net assets			$224,580	$16,681
	Shares outstanding	Not applicable	Not applicable	2,472	969	Not applicable
	Net asset value per share			$90.85	$17.22
Class 4:	Net assets	$672,825	$287,239	$3,066,719	$403,798	$765,063
	Shares outstanding	21,510	17,121	35,477	24,043	31,425
	Net asset value per share	$31.28	$16.78	$86.44	$16.79	$24.35

		Washington Mutual Investors Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$5,859,309	$575,236	$21,339,299	$16,140	$615,174
	Shares outstanding	434,159	43,963	391,780	1,644	54,668
	Net asset value per share	$13.50	$13.08	$54.47	$9.82	$11.25
Class 1A:	Net assets	$22,036	$6,559	$32,236	$5,687	$10,007
	Shares outstanding	1,644	505	596	595	890
	Net asset value per share	$13.41	$13.00	$54.09	$9.55	$11.24
Class 2:	Net assets	$2,854,203	$1,031,693	$12,482,053	$164,805	$14,070
	Shares outstanding	215,704	79,141	233,068	17,257	1,251
	Net asset value per share	$13.23	$13.04	$53.56	$9.55	$11.24
Class 3:	Net assets			$136,059
	Shares outstanding	Not applicable	Not applicable	2,494	Not applicable	Not applicable
	Net asset value per share			$54.57
Class 4:	Net assets	$1,203,018	$208,639	$1,854,193	$135,355	$551,906
	Shares outstanding	91,932	16,424	35,213	14,410	49,157
	Net asset value per share	$13.09	$12.70	$52.66	$9.39	$11.23

Refer to the end of the statements of assets and liabilities for footnote.

Refer to the notes to financial statements.

American Funds Insurance Series	273

Financial statements (continued)

Statements of assets and liabilities at June 30, 2023 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

		Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$15,365,770	$97,665	$6,602,578	$652,959	$216,837
	Shares outstanding	675,835	8,259	694,825	67,304	24,631
	Net asset value per share	$22.74	$11.82	$9.50	$9.70	$8.80
Class 1A:	Net assets	$27,766	$2,641	$236,295	$1,290	$2,199
	Shares outstanding	1,228	225	25,053	134	251
	Net asset value per share	$22.61	$11.75	$9.43	$9.64	$8.77
Class 2:	Net assets	$4,262,698	$160,967	$2,848,519	$751,310	$521,941
	Shares outstanding	190,271	13,696	304,444	78,350	60,683
	Net asset value per share	$22.40	$11.75	$9.36	$9.59	$8.60
Class 3:	Net assets	$29,116				$8,129
	Shares outstanding	1,280	Not applicable	Not applicable	Not applicable	919
	Net asset value per share	$22.76				$8.85
Class 4:	Net assets	$5,604,952	$121,081	$852,963	$53,495	$91,356
	Shares outstanding	252,342	10,478	91,636	5,660	9,573
	Net asset value per share	$22.21	$11.56	$9.31	$9.45	$9.54

		American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$16,337	$39,933	$248,337
	Shares outstanding	1,721	3,464	24,903	Not applicable	Not applicable
	Net asset value per share	$9.49	$11.53	$9.97
Class 1A:	Net assets	$1,673	$116	$4,445
	Shares outstanding	178	10	448	Not applicable	Not applicable
	Net asset value per share	$9.37	$11.52	$9.93
Class 2:	Net assets	$44,111	$286,932	$1,058,630
	Shares outstanding	4,697	25,713	107,595	Not applicable	Not applicable
	Net asset value per share	$9.39	$11.16	$9.84
Class 3:	Net assets		$4,270	$6,131
	Shares outstanding	Not applicable	378	613	Not applicable	Not applicable
	Net asset value per share		$11.31	$9.99
Class 4:	Net assets	$42,573	$61,678	$186,256
	Shares outstanding	4,592	5,502	18,964	Not applicable	Not applicable
	Net asset value per share	$9.27	$11.21	$9.82
Class P1:	Net assets				$10,884	$1,751
	Shares outstanding	Not applicable	Not applicable	Not applicable	1,086	212
	Net asset value per share				$10.02	$8.24
Class P2:	Net assets				$487,712	$122,998
	Shares outstanding	Not applicable	Not applicable	Not applicable	49,191	14,990
	Net asset value per share				$9.91	$8.21

Refer to the end of the statements of assets and liabilities for footnote.

Refer to the notes to financial statements.

274	American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at June 30, 2023 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

		Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class P1:	Net assets	$2,741	$1,896,898	$7,588
	Shares outstanding	277	161,473	672
	Net asset value per share	$9.90	$11.75	$11.29
Class P2:	Net assets	$320,323	$276,212	$2,138,756
	Shares outstanding	32,593	23,687	195,719
	Net asset value per share	$9.83	$11.66	$10.93

*	Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series	275

Financial statements (continued)

Statements of operations for the six months ended June 30, 2023	unaudited (dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund		Growth Fund	International Fund	New World Fund
Investment income (loss):
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$60,371	$18,917		$143,070	$68,405	$33,223
Affiliated issuers	5,675	2,594		26,412	5,681	4,211
	66,046	21,511		169,482	74,086	37,434
Interest from unaffiliated issuers	406	2		1,001	68	3,954
Securities lending income (net of fees)	142	789		545	94	43
	66,594	22,302		171,028	74,248	41,431
Fees and expenses*:
Investment advisory services	16,971	9,876		52,527	16,709	9,284
Distribution services	4,982	2,613		23,083	4,613	1,894
Insurance administrative services	801	350		3,641	500	925
Transfer agent services	1	—	†	4	1	— †
Administrative services	1,072	458		5,019	1,049	483
Accounting and administrative services	—	—		—	—	—
Reports to shareholders	50	22		229	49	24
Registration statement and prospectus	14	5		75	18	9
Trustees’ compensation	13	6		59	12	6
Auditing and legal	19	31		31	30	52
Custodian	269	187		181	486	339
Other	3	24		15	3	25
Total fees and expenses before waivers/reimbursement	24,195	13,572		84,864	23,470	13,041
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	3,930	763		—	—	1,126
Miscellaneous fee reimbursement	—	—		—	—	—
Total waivers/reimbursement of fees and expenses	3,930	763		—	—	1,126
Total fees and expenses after waivers/reimbursement	20,265	12,809		84,864	23,470	11,915
Net investment income (loss)	46,329	9,493		86,164	50,778	29,516
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	141,150	10,192		182,752	(125,371)	1,727
Affiliated issuers	28	12		184	42	11
Futures contracts	—	—		—	—	59
Forward currency contracts	—	—		—	—	(112)
Swap contracts	—	—		—	—	120
Currency transactions	640	(345)		(494)	(997)	(218)
Capital gain distributions received from affiliated issuers	—	—		—	—	—
	141,818	9,859		182,442	(126,326)	1,587
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	832,042	312,563		7,257,259	892,995	331,381
Affiliated issuers	4	364		5	8	17
Futures contracts	—	—		—	—	(181)
Forward currency contracts	—	—		—	—	126
Swap contracts	—	—		—	—	(2)
Currency translations	(815)	6		40	211	1
	831,231	312,933		7,257,304	893,214	331,342
Net realized gain (loss) and unrealized appreciation (depreciation)	973,049	322,792		7,439,746	766,888	332,929
Net increase in net assets resulting from operations	$1,019,378	$332,285		$7,525,910	$817,666	$362,445

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

276	American Funds Insurance Series

Financial statements (continued)

Statements of operations for the six months ended June 30, 2023	unaudited (dollars in thousands)

	Washington Mutual Investors Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder
Investment income (loss):
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$105,370	$22,515	$273,059	$5,860	$18,872
Affiliated issuers	9,174	1,471	56,076	282	2,768
	114,544	23,986	329,135	6,142	21,640
Interest from unaffiliated issuers	5	519	182	4	2,779
Securities lending income (net of fees)	82	33	235	20	55
	114,631	24,538	329,552	6,166	24,474
Fees and expenses*:
Investment advisory services	17,737	4,176	43,141	749	2,062
Distribution services	4,844	1,495	17,003	367	687
Insurance administrative services	1,474	253	2,171	168	683
Transfer agent services	1	— †	4	— †	— †
Administrative services	1,423	264	5,065	47	173
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	49	11	222	5	9
Registration statement and prospectus	83	5	78	2	7
Trustees’ compensation	17	3	61	— †	2
Auditing and legal	11	29	34	23	19
Custodian	194	70	194	32	44
Other	5	1	16	— †	1
Total fees and expenses before waivers/reimbursement	25,838	6,307	67,989	1,393	3,687
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	6,639	967	—	16	809
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	6,639	967	—	16	809
Total fees and expenses after waivers/reimbursement	19,199	5,340	67,989	1,377	2,878
Net investment income (loss)	95,432	19,198	261,563	4,789	21,596
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	12,065	2,769	686,807	(2,725)	10,072
Affiliated issuers	20	(5)	56	1	4
Futures contracts	—	—	—	—	(369)
Forward currency contracts	—	—	—	2	—
Swap contracts	—	—	—	—	1,636
Currency transactions	24	(22)	(1,254)	70	109
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	12,109	2,742	685,609	(2,652)	11,452
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	614,564	187,287	3,776,708	28,234	10,479
Affiliated issuers	42	10	369	2	431
Futures contracts	—	—	—	—	(1,238)
Forward currency contracts	—	—	—	(5)	—
Swap contracts	—	—	—	—	(1,444)
Currency translations	(1)	(181)	145	(49)	(52)
	614,605	187,116	3,777,222	28,182	8,176
Net realized gain (loss) and unrealized appreciation (depreciation)	626,714	189,858	4,462,831	25,530	19,628
Net increase in net assets resulting from operations	$722,146	$209,056	$4,724,394	$30,319	$41,224

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	277

Financial statements (continued)

Statements of operations for the six months ended June 30, 2023 (continued)	unaudited (dollars in thousands)

	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust
Investment income (loss):
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$157,757	$3,821	$—	$6	$750
Affiliated issuers	70,345	637	43,566	3,707	982
	228,102	4,458	43,566	3,713	1,732
Interest from unaffiliated issuers	98,887	1,907	168,081	22,652	27,551
Securities lending income (net of fees)	332	7	—	—	—
	327,321	6,372	211,647	26,365	29,283
Fees and expenses*:
Investment advisory services	32,847	831	18,436	3,167	1,680
Distribution services	12,016	343	4,599	1,012	761
Insurance administrative services	6,792	147	1,313	68	105
Transfer agent services	3	— †	1	— †	— †
Administrative services	3,696	56	1,571	221	125
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	142	5	70	11	9
Registration statement and prospectus	58	2	25	3	4
Trustees’ compensation	45	1	19	3	1
Auditing and legal	24	15	7	3	2
Custodian	140	42	45	94	10
Other	12	1	5	— †	6
Total fees and expenses before waivers/reimbursement	55,775	1,443	26,091	4,582	2,703
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	—	19	9,951	—	582
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	—	19	9,951	—	582
Total fees and expenses after waivers/reimbursement	55,775	1,424	16,140	4,582	2,121
Net investment income (loss)	271,546	4,948	195,507	21,783	27,162
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	347,182	(3,586)	(159,235)	(37,572)	(10,051)
Affiliated issuers	(78,959)	(19)	128	2	3
Futures contracts	(21,630)	(70)	(69,860)	(4,010)	19
Forward currency contracts	—	(666)	2,135	(11,479)	—
Swap contracts	(6,836)	(752)	(1,165)	(5,836)	(168)
Currency transactions	239	(5)	(215)	(81)	(31)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	239,996	(5,098)	(228,212)	(58,976)	(10,228)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	1,103,372	27,507	225,098	59,629	17,859
Affiliated issuers	101,942	109	257	793	4
Futures contracts	(36,203)	202	(26,287)	517	60
Forward currency contracts	—	(707)	(4,270)	(6,835)	—
Swap contracts	579	654	(8,504)	6,094	(50)
Currency translations	115	(19)	(71)	(310)	26
	1,169,805	27,746	186,223	59,888	17,899
Net realized gain (loss) and unrealized appreciation (depreciation)	1,409,801	22,648	(41,989)	912	7,671
Net increase in net assets resulting from operations	$1,681,347	$27,596	$153,518	$22,695	$34,833

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

278	American Funds Insurance Series

Financial statements (continued)

Statements of operations for the six months ended June 30, 2023 (continued)	unaudited (dollars in thousands)

	American Funds Mortgage Fund	Ultra-Short Bond Fund		U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Investment income (loss):
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$—	$—		$—	$349	$112
Affiliated issuers	—	—		—	1,066	332
	—	—		—	1,415	444
Interest from unaffiliated issuers	2,298	9,971		29,478	—	—
Securities lending income (net of fees)	—	—		—	—	—
	2,298	9,971		29,478	1,415	444
Fees and expenses*:
Investment advisory services	149	531		2,222	353	94
Distribution services	110	461		1,572	576	155
Insurance administrative services	55	93		241	589	157
Transfer agent services	— †	—	†	— †	— †	— †
Administrative services	15	62		226	—	—
Accounting and administrative services	—	—		—	32	27
Reports to shareholders	4	6		13	—	—
Registration statement and prospectus	2	2		5	5	4
Trustees’ compensation	— †	1		2	1	— †
Auditing and legal	— †	—	†	1	— †	— †
Custodian	8	1		16	2	2
Other	— †	—	†	1	9	— †
Total fees and expenses before waivers/reimbursement	343	1,157		4,299	1,567	439
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	61	—		904	118	31
Miscellaneous fee reimbursement	—	—		—	—	5
Total waivers/reimbursement of fees and expenses	61	—		904	118	36
Total fees and expenses after waivers/reimbursement	282	1,157		3,395	1,449	403
Net investment income (loss)	2,016	8,814		26,083	(34)	41
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(333)	—		(12,746)	(1,187)	(394)
Affiliated issuers	—	—		—	(29,332)	(7,190)
Futures contracts	44	—		(3,260)	(16,623)	(4,989)
Forward currency contracts	—	—		—	—	—
Swap contracts	805	—		(6,073)	—	—
Currency transactions	—	—		—	239	31
Capital gain distributions received from affiliated issuers	—	—		—	22,902	—
	516	—		(22,079)	(24,001)	(12,542)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	(77)	64		11,740	(945)	(261)
Affiliated issuers	—	—		—	97,209	19,983
Futures contracts	(778)	—		(19,222)	(9,574)	(1,319)
Forward currency contracts	—	—		—	—	—
Swap contracts	(813)	—		7,495	—	—
Currency translations	—	—		—	—	—
	(1,668)	64		13	86,690	18,403
Net realized gain (loss) and unrealized appreciation (depreciation)	(1,152)	64		(22,066)	62,689	5,861
Net increase in net assets resulting from operations	$864	$8,878		$4,017	$62,655	$5,902

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	279

Financial statements (continued)

Statements of operations for the six months ended June 30, 2023 (continued)	unaudited (dollars in thousands)

	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Investment income (loss):
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$287	$1,957	$2,089
Affiliated issuers	1,488	7,964	10,281
	1,775	9,921	12,370
Interest from unaffiliated issuers	—	—	—
Securities lending income (net of fees)	—	—	—
	1,775	9,921	12,370
Fees and expenses*:
Investment advisory services	238	1,587	1,600
Distribution services	393	335	2,658
Insurance administrative services	396	2,645	2,667
Transfer agent services	— †	— †	— †
Administrative services	—	—	—
Accounting and administrative services	29	50	47
Reports to shareholders	—	—	—
Registration statement and prospectus	4	11	15
Trustees’ compensation	1	4	4
Auditing and legal	— †	1	1
Custodian	2	1	2
Other	— †	1	1
Total fees and expenses before waivers/reimbursement	1,063	4,635	6,995
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	79	529	533
Miscellaneous fee reimbursement	—	—	—
Total waivers/reimbursement of fees and expenses	79	529	533
Total fees and expenses after waivers/reimbursement	984	4,106	6,462
Net investment income (loss)	791	5,815	5,908
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(1,222)	(13,093)	(1,830)
Affiliated issuers	(4,874)	25,269	1,915
Futures contracts	(5,608)	(27,418)	(29,349)
Forward currency contracts	—	—	—
Swap contracts	—	—	—
Currency transactions	88	566	442
Capital gain distributions received from affiliated issuers	2,476	89,386	77,368
	(9,140)	74,710	48,546
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	(846)	(9,088)	(457)
Affiliated issuers	22,039	121,437	51,138
Futures contracts	(2,604)	(15,959)	(15,182)
Forward currency contracts	—	—	—
Swap contracts	—	—	—
Currency translations	—	—	—
	18,589	96,390	35,499
Net realized gain (loss) and unrealized appreciation (depreciation)	9,449	171,100	84,045
Net increase in net assets resulting from operations	$10,240	$176,915	$89,953

*	Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

Refer to the notes to financial statements.

280	American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022
Operations:
Net investment income (loss)	$46,329	$63,824	$9,493	$1,656	$86,164	$165,240
Net realized gain (loss)	141,818	553,121	9,859	25,952	182,442	1,854,075
Net unrealized appreciation (depreciation)	831,231	(2,976,944)	312,933	(1,292,504)	7,257,304	(15,238,596)
Net increase (decrease) in net assets resulting from operations	1,019,378	(2,359,999)	332,285	(1,264,896)	7,525,910	(13,219,281)

Distributions paid to shareholders	(567,825)	(892,563)	(40,986)	(1,091,116)	(2,037,745)	(5,140,514)

Net capital share transactions	49,646	597,636	(93,752)	721,994	379,815	3,850,397

Total increase (decrease) in net assets	501,199	(2,654,926)	197,547	(1,634,018)	5,867,980	(14,509,398)

Net assets:
Beginning of period	6,935,654	9,590,580	2,942,903	4,576,921	30,896,348	45,405,746
End of period	$7,436,853	$6,935,654	$3,140,450	$2,942,903	$36,764,328	$30,896,348

	International Fund		New World Fund		Washington Mutual Investors Fund
	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022
Operations:
Net investment income (loss)	$50,778	$132,306	$29,516	$44,512	$95,432	$197,559
Net realized gain (loss)	(126,326)	(377,954)	1,587	(3,390)	12,109	73,811
Net unrealized appreciation (depreciation)	893,214	(1,582,846)	331,342	(970,379)	614,605	(1,207,065)
Net increase (decrease) in net assets resulting from operations	817,666	(1,828,494)	362,445	(929,257)	722,146	(935,695)
Distributions paid to shareholders	(15,655)	(1,146,487)	(8,338)	(357,382)	(134,796)	(2,416,808)

Net capital share transactions	(393,636)	265,209	(79,378)	(77,021)	(92,484)	1,331,066

Total increase (decrease) in net assets	408,375	(2,709,772)	274,729	(1,363,660)	494,866	(2,021,437)

Net assets:
Beginning of period	6,719,581	9,429,353	3,083,784	4,447,444	9,443,700	11,465,137
End of period	$7,127,956	$6,719,581	$3,358,513	$3,083,784	$9,938,566	$9,443,700

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	281

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	Capital World Growth and Income Fund		Growth-Income Fund		International Growth and Income Fund
	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022
Operations:
Net investment income (loss)	$19,198	$40,174	$261,563	$505,414	$4,789	$9,759
Net realized gain (loss)	2,742	(82,728)	685,609	1,820,825	(2,652)	(25,298)
Net unrealized appreciation (depreciation)	187,116	(336,781)	3,777,222	(9,143,503)	28,182	(40,719)
Net increase (decrease) in net assets resulting from operations	209,056	(379,335)	4,724,394	(6,817,264)	30,319	(56,258)

Distributions paid to shareholders	(6,719)	(454,298)	(1,943,229)	(3,956,410)	(1,210)	(154,047)

Net capital share transactions	(105,608)	175,376	79,708	804,156	(8,119)	132,760

Total increase (decrease) in net assets	96,729	(658,257)	2,860,873	(9,969,518)	20,990	(77,545)

Net assets:
Beginning of period	1,725,398	2,383,655	32,982,967	42,952,485	300,997	378,542
End of period	$1,822,127	$1,725,398	$35,843,840	$32,982,967	$321,987	$300,997

	Capital Income Builder		Asset Allocation Fund		American Funds Global Balanced Fund
	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022
Operations:
Net investment income (loss)	$21,596	$34,471	$271,546	$529,656	$4,948	$6,810
Net realized gain (loss)	11,452	(7,752)	239,996	911,950	(5,098)	40,249
Net unrealized appreciation (depreciation)	8,176	(109,594)	1,169,805	(5,491,758)	27,746	(113,780)
Net increase (decrease) in net assets resulting from operations	41,224	(82,875)	1,681,347	(4,050,152)	27,596	(66,721)

Distributions paid to shareholders	(13,173)	(31,988)	(1,079,732)	(3,253,724)	(47,478)	(2,232)

Net capital share transactions	24,040	109,402	(111,887)	1,398,530	34,476	(30,663)

Total increase (decrease) in net assets	52,091	(5,461)	489,728	(5,905,346)	14,594	(99,616)

Net assets:
Beginning of period	1,139,066	1,144,527	24,800,574	30,705,920	367,760	467,376
End of period	$1,191,157	$1,139,066	$25,290,302	$24,800,574	$382,354	$367,760

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

282	American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	The Bond Fund of America		Capital World Bond Fund		American High-Income Trust
	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months Ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022
Operations:
Net investment income (loss)	$195,507	$331,906	$21,783	$37,525	$27,162	$51,837
Net realized gain (loss)	(228,212)	(826,910)	(58,976)	(191,130)	(10,228)	(26,443)
Net unrealized appreciation (depreciation)	186,223	(1,048,389)	59,888	(188,581)	17,899	(118,693)
Net increase (decrease) in net assets resulting from operations	153,518	(1,543,393)	22,695	(342,186)	34,833	(93,299)

Distributions paid to shareholders	(60,384)	(462,954)	—	(30,830)	(9,382)	(67,772)

Net capital share transactions	226,139	(959,150)	(45,535)	(230,098)	(16,543)	(59,810)

Total increase (decrease) in net assets	319,273	(2,965,497)	(22,840)	(603,114)	8,908	(220,881)

Net assets:
Beginning of period	10,221,082	13,186,579	1,481,894	2,085,008	831,554	1,052,435
End of period	$10,540,355	$10,221,082	$1,459,054	$1,481,894	$840,462	$831,554

	American Funds Mortgage Fund		Ultra-Short Bond Fund		U.S. Government Securities Fund
	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022
Operations:
Net investment income (loss)	$2,016	$1,712	$8,814	$4,946	$26,083	$45,209
Net realized gain (loss)	516	(8,753)	—	— †	(22,079)	(136,848)
Net unrealized appreciation (depreciation)	(1,668)	(5,029)	64	(59)	13	(110,189)
Net increase (decrease) in net assets resulting from operations	864	(12,070)	8,878	4,887	4,017	(201,828)

Distributions paid to shareholders	(530)	(1,793)	(2,709)	(2,237)	(8,192)	(60,476)

Net capital share transactions	15,317	(231,492)	(45,501)	96,950	7,252	(402,273)

Total increase (decrease) in net assets	15,651	(245,355)	(39,332)	99,600	3,077	(664,577)

Net assets:
Beginning of period	89,043	334,398	432,261	332,661	1,500,722	2,165,299
End of period	$104,694	$89,043	$392,929	$432,261	$1,503,799	$1,500,722

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	283

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	Managed Risk Growth Fund		Managed Risk International Fund		Managed Risk Washington Mutual Investors Fund
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
Operations:
Net investment income (loss)	$(34)	$1,038	$41	$1,885	$791	$5,383
Net realized gain (loss)	(24,001)	31,786	(12,542)	9,474	(9,140)	86,734
Net unrealized appreciation (depreciation)	86,690	(181,950)	18,403	(36,471)	18,589	(125,509)
Net increase (decrease) in net assets resulting from operations	62,655	(149,126)	5,902	(25,112)	10,240	(33,392)

Distributions paid to shareholders	(111,683)	(90,246)	(10,851)	(4,275)	(47,607)	(14,671)

Net capital share transactions	93,382	97,021	3,764	(6,014)	36,959	(1,502)

Total increase (decrease) in net assets	44,354	(142,351)	(1,185)	(35,401)	(408)	(49,565)

Net assets:
Beginning of period	454,242	596,593	125,934	161,335	323,472	373,037
End of period	$498,596	$454,242	$124,749	$125,934	$323,064	$323,472

	Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
Operations:
Net investment income (loss)	$5,815	$29,534	$5,908	$33,407
Net realized gain (loss)	74,710	246,288	48,546	232,971
Net unrealized appreciation (depreciation)	96,390	(718,267)	35,499	(652,457)
Net increase (decrease) in net assets resulting from operations	176,915	(442,445)	89,953	(386,079)

Distributions paid to shareholders	(292,658)	(99,803)	(283,666)	(138,964)

Net capital share transactions	187,409	(23,880)	150,585	(104,505)

Total increase (decrease) in net assets	71,666	(566,128)	(43,128)	(629,548)

Net assets:
Beginning of period	2,101,444	2,667,572	2,189,472	2,819,020
End of period	$2,173,110	$2,101,444	$2,146,344	$2,189,472

*	Unaudited.

†	Amount less than one thousand.

Refer to the notes to financial statements.

284	American Funds Insurance Series

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company with 40 different funds (“the funds”), including 23 funds in the series covered in this report. The other 17 funds in the series are covered in separate reports. Twelve funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund — To provide long-term growth of capital.

Global Small Capitalization Fund — To provide long-term growth of capital.

Growth Fund — To provide growth of capital.

International Fund — To provide long-term growth of capital.

New World Fund — To provide long-term capital appreciation.

Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Capital World Growth and Income Fund — To provide long-term growth of capital while providing current income.

Growth-Income Fund — To achieve long-term growth of capital and income.

International Growth and Income Fund — To provide long-term growth of capital while providing current income.

Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

American Funds Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The Bond Fund of America— To provide as high a level of current income as is consistent with the preservation of capital.

Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.

American High-Income Trust — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

American Funds Insurance Series	285

American Funds Mortgage Fund — To provide current income and preservation of capital.

Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government Securities Fund— To provide a high level of current income consistent with prudent investment risk and preservation of capital.

Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Washington Mutual Investors Fund— To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund hasidentical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.

286	American Funds Insurance Series

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

American Funds Insurance Series	287

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds”), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following pages present the funds’ valuation levels as of June 30, 2023 (dollars in thousands):

288	American Funds Insurance Series

Global Growth Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$1,189,330	$634,142	$—		$1,823,472
Health care	993,146	456,224	—		1,449,370
Consumer discretionary	597,828	525,493	—		1,123,321
Financials	311,120	399,005	—	*	710,125
Industrials	222,133	370,748	—		592,881
Consumer staples	362,383	221,810	—		584,193
Materials	216,517	78,073	—		294,590
Communication services	212,407	43,261	—		255,668
Energy	186,721	52,810	—	*	239,531
Utilities	9,046	—	—		9,046
Preferred securities	—	96,764	—		96,764
Short-term securities	269,175	—	—		269,175
Total	$4,569,806	$2,878,330	$—	*	$7,448,136

*	Amount less than one thousand.

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$161,553	$464,522	$—	$626,075
Consumer discretionary	369,569	233,980	—	603,549
Information technology	328,551	259,679	923	589,153
Health care	325,163	137,296	—	462,459
Financials	88,901	191,456	—	280,357
Materials	16,013	108,802	—	124,815
Real estate	36,588	46,539	—	83,127
Communication services	27,435	49,286	—	76,721
Energy	5,759	19,192	47,549	72,500
Utilities	13,584	33,465	—	47,049
Consumer staples	24,197	21,200	—	45,397
Preferred securities	—	—	20,880	20,880
Rights & warrants	—	11,970	—	11,970
Short-term securities	131,041	—	—	131,041
Total	$1,528,354	$1,577,387	$69,352	$3,175,093

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2023 (dollars in thousands):

	Beginning value at 1/1/2023	Transfers into Level 3*	Purchases	Sales	Net realized gain	Unrealized appreciation†	Transfers out of Level 3*	Ending value at 6/30/2023
Investment securities	$44,712	$—	$—	$—	$—	$24,640	$—	$69,352

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2023								$24,640

*	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
†	Net unrealized appreciation is included in the related amounts on investments in the fund’s statement of operations.

American Funds Insurance Series	289

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2023	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Common stocks	$48,472	Expected proceeds	Discount rate	6%	6%	Decrease
			Expected proceeds	Not applicable	Not applicable	Not applicable
		Market comparable companies	EV/Sales multiple	8.0x	8.0x	Increase

			DLOM	30%	30%	Decrease
Preferred securities	20,880	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Market comparable companies	EV/Sales multiple	8.0x - 13.4x	12.1x	Increase
			Net adjustment (decrease) based on movement of market comparables	42%	42%	Decrease
			DLOM	15% - 30%	23%	Decrease
Total	$69,352

*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

DLOM = Discount for lack of marketability

EV = Enterprise value

Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$6,464,830	$746,354	$3,395	$7,214,579
Communication services	6,574,905	—	—	6,574,905
Consumer discretionary	5,042,904	663,989	—	5,706,893
Health care	4,977,318	157,032	45,222	5,179,572
Industrials	4,148,475	305,547	2,804	4,456,826
Financials	2,421,392	—	—	2,421,392
Energy	1,591,095	—	—	1,591,095
Consumer staples	1,423,124	16,080	—	1,439,204
Materials	902,063	—	—	902,063
Utilities	268,948	—	—	268,948
Real estate	162,833	—	—	162,833
Preferred securities	—	22,198	90,765	112,963
Convertible stocks	8,316	—	—	8,316
Convertible bonds & notes	—	—	3,434	3,434
Bonds, notes & other debt instruments	—	17,793	—	17,793
Short-term securities	786,259	—	—	786,259
Total	$34,772,462	$1,928,993	$145,620	$36,847,075

290	American Funds Insurance Series

International Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$75,195	$1,087,065	$—	$1,162,260
Information technology	366,697	709,578	5,885	1,082,160
Health care	24,177	901,027	—	925,204
Materials	370,770	416,011	—	786,781
Consumer discretionary	171,213	597,746	—	768,959
Financials	119,197	521,636	—	640,833
Energy	179,592	436,203	—	615,795
Communication services	187,493	277,531	—	465,024
Consumer staples	13,273	237,777	—	251,050
Utilities	—	98,141	—	98,141
Real estate	—	42,988	—	42,988
Preferred securities	7,768	30,203	539	38,510
Rights & warrants	—	6,285	—	6,285
Short-term securities	197,912	—	—	197,912
Total	$1,713,287	$5,362,191	$6,424	$7,081,902

New World Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$116,964	$375,543	$—	*	$492,507
Information technology	249,298	197,206	470		446,974
Industrials	144,657	293,349	—		438,006
Health care	178,541	229,530	—		408,071
Consumer discretionary	113,094	249,041	—		362,135
Materials	168,477	90,362	—	*	258,839
Consumer staples	63,358	142,768	—	*	206,126
Communication services	96,424	104,987	—		201,411
Energy	47,241	82,944	—	*	130,185
Real estate	14,812	43,950	—		58,762
Utilities	8,271	33,209	—		41,480
Preferred securities	10,600	5,787	9,679		26,066
Rights & warrants	52	1,209	—		1,261
Bonds, notes & other debt instruments	—	133,730	72		133,802
Short-term securities	145,491	685	—		146,176
Total	$1,357,280	$1,984,300	$10,221		$3,351,801

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$104	$—	$—	$104
Unrealized appreciation on open forward currency contracts	—	180	—	180
Liabilities:
Unrealized depreciation on futures contracts	(192)	—	—	(192)
Unrealized depreciation on open forward currency contracts	—	(104)	—	(104)
Total	$(88)	$76	$—	$(12)

*	Amount less than one thousand.
†	Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.

Washington Mutual Investors Fund

As of June 30, 2023, all of the fund’s investment securities were classified as Level 1.

American Funds Insurance Series	291

Capital World Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$233,143	$120,292	$—		$353,435
Health care	182,420	89,474	—		271,894
Industrials	108,981	142,807	—		251,788
Financials	84,260	108,143	—	*	192,403
Consumer discretionary	97,055	85,999	—		183,054
Consumer staples	61,575	65,742	—		127,317
Materials	57,186	57,741	—		114,927
Communication services	66,025	33,410	—		99,435
Energy	69,943	25,412	—	*	95,355
Utilities	20,289	18,280	—		38,569
Real estate	7,312	4,546	—		11,858
Preferred securities	265	1,642	—		1,907
Bonds, notes & other debt instruments	—	10,769	—		10,769
Short-term securities	71,727	—	—		71,727
Total	$1,060,181	$764,257	$—	*	$1,824,438

*	Amount less than one thousand.

Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$6,785,497	$498,567	$—	$7,284,064
Industrials	5,433,005	351,689	—	5,784,694
Health care	4,045,320	542,507	—	4,587,827
Financials	3,878,191	—	—	3,878,191
Communication services	3,210,013	—	—	3,210,013
Consumer discretionary	2,806,708	237,830	—	3,044,538
Consumer staples	1,668,540	401,127	—	2,069,667
Energy	1,335,084	—	—	1,335,084
Utilities	1,153,175	87,114	—	1,240,289
Materials	1,072,107	—	—	1,072,107
Real estate	424,372	—	—	424,372
Convertible stocks	62,834	—	—	62,834
Bonds, notes & other debt instruments	—	5,611	—	5,611
Short-term securities	1,960,119	—	—	1,960,119
Total	$33,834,965	$2,124,445	$—	$35,959,410

292	American Funds Insurance Series

International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$3,830	$49,783	$—	*	$53,613
Industrials	5,818	37,100	—		42,918
Consumer discretionary	2,684	33,712	—		36,396
Information technology	2,445	32,740	—		35,185
Health care	1,552	29,432	—		30,984
Consumer staples	8,416	22,386	—		30,802
Energy	8,409	12,829	—	*	21,238
Communication services	1,487	17,239	—		18,726
Materials	10,054	7,629	—	*	17,683
Utilities	1,286	7,459	—		8,745
Real estate	1,474	4,245	—		5,719
Preferred securities	1,159	260	—		1,419
Rights & warrants	—	101	—		101
Bonds, notes & other debt instruments	—	1,067	—		1,067
Short-term securities	15,639		—		15,639
Total	$64,253	$255,982	$—	*	$320,235

*	Amount less than one thousand.

Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$78,838	$69,528	$—	*	$148,366
Health care	83,244	31,865	—		115,109
Consumer staples	58,385	55,949	—		114,334
Industrials	54,928	42,625	—		97,553
Information technology	74,666	17,358	—		92,024
Utilities	36,934	36,968	—		73,902
Real estate	58,587	10,664	—		69,251
Energy	50,371	18,654	—	*	69,025
Consumer discretionary	23,392	20,084	—		43,476
Communication services	19,583	17,922	—		37,505
Materials	20,644	12,750	—		33,394
Preferred securities	476	—	—		476
Rights & warrants	10	—	—		10
Convertible stocks	2,815	—	—		2,815
Investment funds	36,718	—	—		36,718
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	85,885	88		85,973
U.S. Treasury bonds & notes	—	84,891	—		84,891
Corporate bonds, notes & loans	—	23,863	—		23,863
Asset-backed obligations	—	10,521	—		10,521
Bonds & notes of governments & government agencies outside the U.S.	—	749	—		749
Municipals	—	234	—		234
Short-term securities	101,432	—	—		101,432
Total	$701,023	$540,510	$88		$1,241,621

Refer to the next page for footnote.

American Funds Insurance Series	293

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$109	$—	$—	$109
Unrealized appreciation on centrally cleared interest rate swaps	—	305	—	305
Unrealized appreciation on centrally cleared credit default swaps	—	159	—	159
Liabilities:
Unrealized depreciation on futures contracts	(1,426)	—	—	(1,426)
Unrealized depreciation on centrally cleared interest rate swaps	—	(435)	—	(435)
Total	$(1,317)	$29	$—	$(1,288)

*	Amount less than one thousand.
†	Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$3,590,808	$32,475	$—		$3,623,283
Health care	2,626,633	105,830	19,334		2,751,797
Consumer discretionary	1,963,133	355,874	—		2,319,007
Communication services	1,872,838	—	—		1,872,838
Financials	1,691,660	58,168	—	*	1,749,828
Consumer staples	1,278,464	283,707	—		1,562,171
Industrials	1,556,749	—	—		1,556,749
Materials	936,130	—	—		936,130
Energy	727,587	—	1,284		728,871
Real estate	185,023	—	—		185,023
Utilities	93,930	—	—		93,930
Preferred securities	—	—	337		337
Rights & warrants	—	—	—	*	—	*
Convertible stocks	—	—	50,695		50,695
Investment funds	1,026,925	—	—		1,026,925
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	1,863,581	—		1,863,581
Corporate bonds, notes & loans	—	1,537,910	3,145		1,541,055
U.S. Treasury bonds & notes	—	1,415,005	—		1,415,005
Asset-backed obligations	—	512,750	5,930		518,680
Bonds & notes of governments & government agencies outside the U.S.	—	41,597	—		41,597
Municipals	—	36,169	—		36,169
Short-term securities	2,452,877	—	—		2,452,877
Total	$20,002,757	$6,243,066	$80,725		$26,326,548

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$5,318	$—	$—	$5,318
Unrealized appreciation on centrally cleared interest rate swaps	—	5,809	—	5,809
Unrealized appreciation on centrally cleared credit default swaps	—	94	—	94
Liabilities:
Unrealized depreciation on futures contracts	(42,687)	—	—	(42,687)
Unrealized depreciation on centrally cleared interest rate swaps	—	(6,947)	—	(6,947)
Total	$(37,369)	$(1,044)	$—	$(38,413)

*	Amount less than one thousand.
†	Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

294	American Funds Insurance Series

American Funds Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$20,097	$17,862	$—	$37,959
Information technology	31,632	5,647	—	37,279
Financials	12,908	20,304	—	33,212
Industrials	19,604	12,610	—	32,214
Consumer staples	4,549	16,449	—	20,998
Materials	8,513	9,706	—	18,219
Energy	9,106	5,980	—	15,086
Utilities	6,718	6,772	—	13,490
Communication services	10,524	1,378	—	11,902
Consumer discretionary	4,437	5,780	—	10,217
Real estate	1,836	3,023	—	4,859
Preferred securities	915	658	—	1,573
Convertible stocks	1,237	—	—	1,237
Investment funds	5,308	—	—	5,308
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	58,279	19	58,298
Corporate bonds, notes & loans	—	21,248	—	21,248
U.S. Treasury bonds & notes	—	18,286	—	18,286
Mortgage-backed obligations	—	16,427	—	16,427
Asset-backed obligations	—	1,761	—	1,761
Federal agency bonds & notes	—	263	—	263
Municipals	—	132	—	132
Short-term securities	32,054	1,602	—	33,656
Total	$169,438	$224,167	$19	$393,624

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$76	$—	$—	$76
Unrealized appreciation on open forward currency contracts	—	537	—	537
Unrealized appreciation on centrally cleared interest rate swaps	—	94	—	94
Unrealized appreciation on centrally cleared credit default swaps	—	14	—	14
Liabilities:
Unrealized depreciation on futures contracts	(247)	—	—	(247)
Unrealized depreciation on open forward currency contracts	—	(708)	—	(708)
Unrealized depreciation on centrally cleared interest rate swaps	—	(462)	—	(462)
Unrealized depreciation on centrally cleared credit default swaps	—	— †	—	— †
Total	$(171)	$(525)	$—	$(696)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
†	Amount less than one thousand.

American Funds Insurance Series	295

The Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$3,573,639	$—	$3,573,639
Mortgage-backed obligations	—	3,232,210	1,486	3,233,696
U.S. Treasury bonds & notes	—	2,440,960	—	2,440,960
Asset-backed obligations	—	506,177	9,743	515,920
Municipals	—	160,709	—	160,709
Bonds & notes of governments & government agencies outside the U.S.	—	131,220	—	131,220
Federal agency bonds & notes	—	11,147	—	11,147
Common stocks	—	—	14	14
Short-term securities	2,007,541	—	—	2,007,541
Total	$2,007,541	$10,056,062	$11,243	$12,074,846

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$13,106	$—	$—	$13,106
Unrealized appreciation on open forward currency contracts	—	1,374	—	1,374
Unrealized appreciation on centrally cleared interest rate swaps	—	1,355	—	1,355
Liabilities:
Unrealized depreciation on futures contracts	(46,346)	—	—	(46,346)
Unrealized depreciation on open forward currency contracts	—	(1,997)	—	(1,997)
Unrealized depreciation on centrally cleared interest rate swaps	—	(6,176)	—	(6,176)
Unrealized depreciation on centrally cleared credit default swaps	—	(1,615)	—	(1,615)
Total	$(33,240)	$(7,059)	$—	$(40,299)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

296	American Funds Insurance Series

Capital World Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$300,895	$—	$300,895
Japanese yen	—	110,576	—	110,576
British pounds	—	65,359	—	65,359
Chinese yuan renminbi	—	49,017	—	49,017
Brazilian reais	—	40,394	—	40,394
Mexican pesos	—	39,796	—	39,796
South Korean won	—	29,862	—	29,862
Canadian dollars	—	29,329	—	29,329
Australian dollars	—	27,673	—	27,673
Indonesian rupiah	—	23,488	—	23,488
Colombian pesos	—	15,264	—	15,264
South African rand	—	7,009	—	7,009
Danish kroner	—	6,239	—	6,239
New Zealand dollars	—	4,055	—	4,055
Chilean pesos	—	3,617	—	3,617
Peruvian nuevos soles	—	2,373	—	2,373
Malaysian ringgits	—	2,160	—	2,160
Indian rupees	—	1,125	—	1,125
Romanian leu	—	1,074	—	1,074
Polish zloty	—	1,028	—	1,028
Norwegian kroner	—	545	—	545
Ukrainian hryvnia	—	217	—	217
U.S. dollars	—	597,420	190	597,610
Investment funds	50,370	—	—	50,370
Preferred securities	—	—	36	36
Common stocks	31	—	243	274
Short-term securities	158,141	22,733	—	180,874
Total	$208,542	$1,381,248	$469	$1,590,259

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,303	$—	$—	$1,303
Unrealized appreciation on open forward currency contracts	—	5,906	—	5,906
Unrealized appreciation on centrally cleared interest rate swaps	—	1,145	—	1,145
Unrealized appreciation on centrally cleared credit default swaps	—	422	—	422
Liabilities:
Unrealized depreciation on futures contracts	(4,773)	—	—	(4,773)
Unrealized depreciation on open forward currency contracts	—	(8,188)	—	(8,188)
Unrealized depreciation on centrally cleared interest rate swaps	—	(5,768)	—	(5,768)
Unrealized depreciation on centrally cleared credit default swaps	—	(204)	—	(204)
Total	$(3,470)	$(6,687)	$—	$(10,157)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	297

American High-Income Trust

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$751,484	$4,075	$755,559
Mortgage-backed obligations	—	—	630	630
Convertible bonds & notes	—	325	79	404
Convertible stocks	501	—	—	501
Common stocks	10,675	—	25,789	36,464
Preferred securities	—	—	2,441	2,441
Rights & warrants	—	—	379	379
Short-term securities	33,341	—	—	33,341
Total	$44,517	$751,809	$33,393	$829,719

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$35	$—	$—	$35
Liabilities:
Unrealized depreciation on futures contracts	(63)	—	—	(63)
Unrealized depreciation on centrally cleared credit default swaps	—	(204)	—	(204)
Total	$(28)	$(204)	$—	$(232)

[1]	Futures contracts and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2023 (dollars in thousands):

	Beginning value at 1/1/2023	Transfers into Level 3[2]	Purchases	Sales	Net realized gain[3]	Unrealized depreciation[3]	Transfers out of Level 3[2]	Ending value at 6/30/2023
Investment securities	$34,480	$2,087	$6,039	$(5,671)	$1,232	$(2,573)	$(2,201)	$33,393

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2023								$(2,757)

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
[3]	Net realized gain and unrealized depreciation are included in the related amounts on investments in the fund’s statement of operations.

298	American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2023	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Bonds, notes & other debt instruments		Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
	$ 4,705		Transaction price	Not applicable	Not applicable	Not applicable
		Transaction	Net adjustment (decrease) based on movement of market comparables	10%	10%	Decrease
Convertible bonds & notes	79	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Common stocks	25,789	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			EV/EBITDA multiple	7.5x	7.5x	Increase
			DLOM	15%	15%	Decrease
			Vendor price	Not applicable	Not applicable	Not applicable
			Risk discount	90%	90%	Decrease
			Net adjustment (decrease) based on movement of market comparables	20%	20%	Decrease
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
		Market comparable companies	EV/EBITDA multiple	5.8x	5.8x	Increase
			EV/EBITDA less CapEx multiple	10.4x	10.4x	Increase
			DLOM	17%	17%	Decrease
Preferred securities	2,441	Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
		Market comparable companies	EV/EBITDA multiple	3.3x	3.3x	Increase
			DLOM	15%	15%	Decrease
Rights & warrants	379	Black-Scholes	Broker quote	Not applicable	Not applicable	Not applicable
			Implied volatility	30%	30%	Increase
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
Total	$ 33,393

*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

CapEx = Capital expenditures

DLOM = Discount for lack of marketability

EBITDA = Earnings before income taxes, depreciation and amortization

EV = Enterprise value

American Funds Insurance Series	299

American Funds Mortgage Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$94,566	$—	$94,566
U.S. Treasury bonds & notes	—	6,116	—	6,116
Asset-backed obligations	—	2,143	—	2,143
Short-term securities	—	49,958	—	49,958
Total	$—	$152,783	$—	$152,783

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$52	$—	$—	$52
Liabilities:
Unrealized depreciation on futures contracts	(905)	—	—	(905)
Unrealized depreciation on centrally cleared interest rate swaps	—	(23)	—	(23)
Total	$(853)	$(23)	$—	$(876)

*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Ultra-Short Bond Fund

As of June 30, 2023, all of the fund’s investment securities were classified as Level 2.

U.S. Government Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$767,437	$—	$767,437
U.S. Treasury bonds & notes	—	582,562	—	582,562
Federal agency bonds & notes	—	79,284	—	79,284
Short-term securities	—	444,106	—	444,106
Total	$—	$1,873,389	$—	$1,873,389

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$13,976	$—	$—	$13,976
Unrealized appreciation on centrally cleared interest rate swaps	—	24,713	—	24,713
Liabilities:
Unrealized depreciation on futures contracts	(36,374)	—	—	(36,374)
Unrealized depreciation on centrally cleared interest rate swaps	—	(8,422)	—	(8,422)
Total	$(22,398)	$16,291	$—	$(6,107)

*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Managed Risk Growth Fund

As of June 30, 2023, all of the fund’s investments were classified as Level 1.

300	American Funds Insurance Series

Managed Risk International Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets
Growth funds	$106,426	$—	$—	$106,426
Fixed income funds	12,526	—	—	12,526
Short-term securities	4,811	—	—	4,811
Options purchased	194	31	—	225
Total	$123,957	$31	$—	$123,988

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$37	$—	$—	$37
Liabilities:
Unrealized depreciation on futures contracts	(345)	—	—	(345)
Total	$(308)	$—	$—	$(308)

*	Futures contracts are not included in the fund’s investment portfolio.

Managed Risk Washington Mutual Investors Fund

As of June 30, 2023, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

As of June 30, 2023, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

As of June 30, 2023, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

American Funds Insurance Series	301

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. A fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

302	American Funds Insurance Series

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

American Funds Insurance Series	303

Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

304	American Funds Insurance Series

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

American Funds Insurance Series	305

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could suffer losses. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Nondiversification risk — As nondiversified funds, the managed risk funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. To the extent that a managed risk fund invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on the fund’s investment results.

5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

306	American Funds Insurance Series

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral received
Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Growth Fund	$11,345	$9,612	$2,325	$8,651
Global Small Capitalization Fund	61,683	42,375	22,569	38,137
Growth Fund	27,798	28,625	—	25,763
International Fund	22,230	2,552	20,728	2,297
New World Fund	11,128	3,859	7,838	3,473
Washington Mutual Investors Fund	3,429	3,540	—	3,186
Capital World Growth and Income Fund	6,023	952	5,403	857
Growth-Income Fund	61,497	64,632	—	58,169
International Growth and Income Fund	2,761	1,722	1,197	1,550
Capital Income Builder	6,985	6,105	1,259	5,494
Asset Allocation Fund	16,802	17,261	—	15,535
American Funds Global Balanced Fund	697	712	—	641

Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

American Funds Insurance Series	307

Unfunded commitments — Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2023, the maximum exposure from these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $1,289,000, $51,000 and $815,000, respectively, which would represent less than 0.01% for Asset Allocation Fund and Capital World Bond Fund and 0.10% for American High-Income Trust, respectively, of the net assets of each fund should such commitments become due. Unrealized depreciation on these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust of $7,000, $1,000 and $2,000, respectively, is disclosed as unrealized depreciation on unfunded commitments in each fund’s statement of assets and liabilities. Unrealized depreciation is included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in each fund’s statement of operations.

Options contracts — The managed risk funds have entered into options contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index underlying the option) at a specified price. As part of their managed risk strategy, the funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option on an equity index, the funds obtain the right (but not the obligation) to sell the cash value of the index underlying the option at a specified exercise price, and in return for this right, the funds pay the current market price, or the option premium, for the option.

The funds may terminate their position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the funds will lose the entire premium. If the option is exercised, the funds complete the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The funds may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

Premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from options contracts are recorded in investments in unaffiliated issuers in each fund’s statement of operations.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

308	American Funds Insurance Series

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.

Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:

Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

American Funds Insurance Series	309

The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options contracts purchased	Futures contracts	Forward currency contracts	Interest rate swaps		Credit default swaps
New World Fund	Not applicable	$ 24,499	$ 5,141	$ 4,930	*	$ 2,230	*
Capital Income Builder	Not applicable	96,767	Not applicable	38,300		6,175
Asset Allocation Fund	Not applicable	2,540,194	Not applicable	728,198		134,517
Global Balanced Fund	Not applicable	22,450	33,299	39,607		3,654
The Bond Fund of America	Not applicable	4,966,274	87,934	668,704		221,204
Capital World Bond Fund	Not applicable	432,642	457,463	381,147		102,242
American High-Income Trust	Not applicable	8,103	Not applicable	Not applicable		12,572
American Funds Mortgage Fund	Not applicable	55,284	Not applicable	4,258		Not applicable
U.S. Government Securities Fund	Not applicable	2,236,602	Not applicable	792,714		Not applicable
Managed Risk Growth Fund	$ 219,921	131,776	Not applicable	Not applicable		Not applicable
Managed Risk International Fund	54,263	11,314	Not applicable	Not applicable		Not applicable
Managed Risk Washington Mutual Investors Fund	239,859	23,218	Not applicable	Not applicable		Not applicable
Managed Risk Growth-Income Fund	2,568,643	197,528	Not applicable	Not applicable		Not applicable
Managed Risk Asset Allocation Fund	269,721	144,033	Not applicable	Not applicable		Not applicable

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

310	American Funds Insurance Series

The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended, June 30, 2023 (dollars in thousands):

New World Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$104	Unrealized depreciation[1]	$192
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	180	Unrealized depreciation on open forward currency contracts	104
Forward currency	Currency	Receivables for closed forward currency contracts	5	Payables for closed forward currency contracts	2
			$289		$298

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$59	Net unrealized depreciation on futures contracts	$(181)
Forward currency	Currency	Net realized loss on forward currency contracts	(112)	Net unrealized appreciation on forward currency contracts	126
Swap	Interest	Net realized gain on swap contracts	123	Net unrealized appreciation on swap contracts	—
Swap	Credit	Net realized loss on swap contracts	(3)	Net unrealized depreciation on swap contracts	(2)
			$67		$(57)

Capital Income Builder

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$109	Unrealized depreciation[1]	$1,426
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	305	Unrealized depreciation[1]	435
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	159	Unrealized depreciation[1]	—
			$573		$1,861

Refer to the end of the tables for footnotes.

American Funds Insurance Series	311

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(369)	Net unrealized depreciation on futures contracts	$(1,238)
Swap	Interest	Net realized gain on swap contracts	1,583	Net unrealized depreciation on swap contracts	(1,650)
Swap	Credit	Net realized gain on swap contracts	53	Net unrealized appreciation on swap contracts	206
			$1,267		$(2,682)

Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$5,318	Unrealized depreciation[1]	$42,687
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	5,809	Unrealized depreciation[1]	6,947
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	94	Unrealized depreciation[1]	—
			$11,221		$49,634

		Net realized loss		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(21,630)	Net unrealized depreciation on futures contracts	$(36,203)
Swap	Interest	Net realized loss on swap contracts	(3,916)	Net unrealized depreciation on swap contracts	(1,138)
Swap	Credit	Net realized loss on swap contracts	(2,920)	Net unrealized appreciation on swap contracts	1,717
			$(28,466)		$(35,624)

American Funds Global Balanced Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$76	Unrealized depreciation[1]	$247
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	537	Unrealized depreciation on open forward currency contracts	708
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	94	Unrealized depreciation[1]	462
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	14	Unrealized depreciation[1]	— [2]
			$721		$1,417

Refer to the end of the tables for footnotes.

312	American Funds Insurance Series

		Net realized loss		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(70)	Net unrealized appreciation on futures contracts	$202
Forward currency	Currency	Net realized loss on forward currency contracts	(666)	Net unrealized depreciation on forward currency contracts	(707)
Swap	Interest	Net realized loss on swap contracts	(686)	Net unrealized appreciation on swap contracts	647
Swap	Credit	Net realized loss on swap contracts	(66)	Net unrealized appreciation on swap contracts	7
			$(1,488)		$149

The Bond Fund of America

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$13,106	Unrealized depreciation[1]	$46,346
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	1,374	Unrealized depreciation on open forward currency contracts	1,997
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	1,355	Unrealized depreciation[1]	6,176
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	1,615
			$15,835		$56,134

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(69,860)	Net unrealized depreciation on futures contracts	$(26,287)
Forward currency	Currency	Net realized gain on forward currency contracts	2,135	Net unrealized depreciation on forward currency contracts	(4,270)
Swap	Interest	Net realized gain on swap contracts	12,360	Net unrealized depreciation on swap contracts	(13,897)
Swap	Credit	Net realized loss on swap contracts	(13,525)	Net unrealized appreciation on swap contracts	5,393
			$(68,890)		$(39,061)

Refer to the end of the tables for footnotes.

American Funds Insurance Series	313

Capital World Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$1,303	Unrealized depreciation[1]	$4,773
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	5,906	Unrealized depreciation on open forward currency contracts	8,188
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	1,145	Unrealized depreciation[1]	5,768
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	422	Unrealized depreciation[1]	204
			$8,776		$18,933

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(4,010)	Net unrealized appreciation on futures contracts	$517
Forward currency	Currency	Net realized loss on forward currency contracts	(11,479)	Net unrealized depreciation on forward currency contracts	(6,835)
Swap	Interest	Net realized loss on swap contracts	(6,559)	Net unrealized appreciation on swap contracts	6,343
Swap	Credit	Net realized gain on swap contracts	723	Net unrealized depreciation on swap contracts	(249)
			$(21,325)		$(224)

American High-Income Trust

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$35	Unrealized depreciation[1]	$63
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	204
			$35		$267

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$19	Net unrealized appreciation on futures contracts	$60
Swap	Credit	Net realized loss on swap contracts	(168)	Net unrealized depreciation on swap contracts	(50)
			$(149)		$10

Refer to the end of the tables for footnotes.

314	American Funds Insurance Series

American Funds Mortgage Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$52	Unrealized depreciation[1]	$905
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	23
			$52		$928

		Net realized gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$44	Net unrealized depreciation on futures contracts	$(778)
Swap	Interest	Net realized gain on swap contracts	805	Net unrealized depreciation on swap contracts	(813)
			$849		$(1,591)

U.S. Government Securities Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$13,976	Unrealized depreciation[1]	$36,374
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	24,713	Unrealized depreciation[1]	8,422
			$38,689		$44,796

		Net realized loss		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(3,260)	Net unrealized depreciation on futures contracts	$(19,222)
Swap	Interest	Net realized loss on swap contracts	(6,073)	Net unrealized appreciation on swap contracts	7,495
			$(9,333)		$(11,727)

Managed Risk Growth Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$766	Investment securities from unaffiliated issuers[3]	$—
Futures	Currency	Unrealized appreciation[1]	7	Unrealized depreciation[1]	18
Futures	Equity	Unrealized appreciation[1]	7	Unrealized depreciation[1]	866
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	1,219
			$780		$2,103

Refer to the end of the tables for footnotes.

American Funds Insurance Series	315

		Net realized loss		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(1,187)	Net unrealized depreciation on investments in unaffiliated issuers	$(945)
Futures	Currency	Net realized loss on futures contracts	(188)	Net unrealized appreciation on futures contracts	3
Futures	Equity	Net realized loss on futures contracts	(13,945)	Net unrealized depreciation on futures contracts	(8,405)
Futures	Interest	Net realized loss on futures contracts	(2,490)	Net unrealized depreciation on futures contracts	(1,172)
			$(17,810)		$(10,519)

Managed Risk International Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$225	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	37	Unrealized depreciation[1]	266
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	79
			$262		$345

		Net realized loss		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(394)	Net unrealized depreciation on investments in unaffiliated issuers	$(261)
Futures	Equity	Net realized loss on futures contracts	(4,394)	Net unrealized depreciation on futures contracts	(1,253)
Futures	Interest	Net realized loss on futures contracts	(595)	Net unrealized depreciation on futures contracts	(66)
			$(5,383)		$(1,580)

Managed Risk Washington Mutual Investors Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$537	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	240	Unrealized depreciation[1]	—
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	242
			$777		$242

Refer to the end of the tables for footnotes.

316	American Funds Insurance Series

		Net realized loss		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(1,222)	Net unrealized depreciation on investments in unaffiliated issuers	$(846)
Futures	Currency	Net realized loss on futures contracts	(56)	Net unrealized depreciation on futures contracts	(63)
Futures	Equity	Net realized loss on futures contracts	(4,932)	Net unrealized depreciation on futures contracts	(2,380)
Futures	Interest	Net realized loss on futures contracts	(620)	Net unrealized depreciation on futures contracts	(161)
			$(6,830)		$(3,450)

Managed Risk Growth-Income Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$5,468	Investment securities from unaffiliated issuers[3]	$—
Futures	Currency	Unrealized appreciation[1]	—	Unrealized depreciation[1]	2
Futures	Equity	Unrealized appreciation[1]	2,503	Unrealized depreciation[1]	44
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	1,765
			$7,971		$1,811

		Net realized loss		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(13,093)	Net unrealized depreciation on investments in unaffiliated issuers	$(9,088)
Futures	Currency	Net realized loss on futures contracts	(656)	Net unrealized depreciation on futures contracts	(361)
Futures	Equity	Net realized loss on futures contracts	(24,600)	Net unrealized depreciation on futures contracts	(14,010)
Futures	Interest	Net realized loss on futures contracts	(2,162)	Net unrealized depreciation on futures contracts	(1,588)
			$(40,511)		$(25,047)

Managed Risk Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$693	Investment securities from unaffiliated issuers[3]	$—
Futures	Currency	Unrealized appreciation[1]	—	Unrealized depreciation[1]	4
Futures	Equity	Unrealized appreciation[1]	4	Unrealized depreciation[1]	33
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	1,567
			$697		$1,604

Refer to the end of the tables for footnotes.

American Funds Insurance Series	317

		Net realized loss		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(1,830)	Net unrealized depreciation on investments in unaffiliated issuers	$(457)
Futures	Currency	Net realized loss on futures contracts	(416)	Net unrealized depreciation on futures contracts	(153)
Futures	Equity	Net realized loss on futures contracts	(26,965)	Net unrealized depreciation on futures contracts	(13,624)
Futures	Interest	Net realized loss on futures contracts	(1,968)	Net unrealized depreciation on futures contracts	(1,405)
			$(29,349)		$(15,639)

[1]	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
[2]	Amount less than one thousand.
[3]	Includes options purchased as reported in each fund’s investment portfolio.

Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

318	American Funds Insurance Series

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2023, if close-out netting was exercised (dollars in thousands):

New World Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$3	$—	$—	$—	$3
Citibank	70	(70)	—	—	—
Goldman Sachs	9	(2)	—	—	7
HSBC Bank	1	—	—	—	1
JPMorgan Chase	66	—	—	—	66
Morgan Stanley	6	(2)	—	—	4
Standard Chartered Bank	21	(1)	—	—	20
UBS AG	10	(2)	—	—	8
Total	$185	$(77)	$—	$—	$108
Liabilities:
Citibank	$99	$(70)	$—	$—	$29
Goldman Sachs	2	(2)	—	—	—
Morgan Stanley	2	(2)	—	—	—
Standard Chartered Bank	1	(1)	—	—	—
UBS AG	2	(2)	—	—	—
Total	$106	$(77)	$—	$—	$29

Refer to the end of the tables for footnotes.

American Funds Insurance Series	319

American Funds Global Balanced Fund

	Gross amounts recognized in the		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities		Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$15		$(15)	$—	$—	$—
Bank of New York Mellon	1		(1)	—	—	—
BNP Paribas	4		(1)	—	—	3
Citibank	2		(2)	—	—	—
Goldman Sachs	1		(1)	—	—	—
HSBC Bank	336		(171)	—	—	165
JPMorgan Chase	3		(3)	—	—	—
Morgan Stanley	36		(36)	—	—	—
Standard Chartered Bank	139		(18)	—	—	121
UBS AG	—	†	— †	—	—	—
Total	$537		$(248)	$—	$—	$289
Liabilities:
Bank of America	$36		$(15)	$—	$—	$21
Bank of New York Mellon	1		(1)	—	—	—
Barclays Bank PLC	10		—	—	—	10
BNP Paribas	1		(1)	—	—	—
Citibank	207		(2)	—	—	205
Goldman Sachs	8		(1)	—	—	7
HSBC Bank	171		(171)	—	—	—
JPMorgan Chase	12		(3)	—	—	9
Morgan Stanley	233		(36)	—	—	197
Standard Chartered Bank	18		(18)	—	—	—
UBS AG	11		— †	—	—	11
Total	$708		$(248)	$—	$—	$460

The Bond Fund of America

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$51	$(51)	$—	$—	$—
BNP Paribas	101	(20)	—	—	81
HSBC Bank	45	(45)	—	—	—
JPMorgan Chase	1,155	(2)	—	(1,153)	—
Morgan Stanley	6	—	—	—	6
UBS AG	16	—	—	—	16
Total	$1,374	$(118)	$—	$(1,153)	$103
Liabilities:
Bank of America	$67	$(51)	$—	$—	$16
BNP Paribas	20	(20)	—	—	—
Citibank	303	—	(303)	—	—
Goldman Sachs	6	—	—	—	6
HSBC Bank	1,599	(45)	(1,554)	—	—
JPMorgan Chase	2	(2)	—	—	—
Total	$1,997	$(118)	$(1,857)	$—	$22

Refer to the end of the tables for footnotes.

320	American Funds Insurance Series

Capital World Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$89	$(89)	$—	$—	$—
Barclays Bank PLC	9	—	—	—	9
BNP Paribas	57	(14)	—	—	43
Citibank	184	(184)	—	—	—
Goldman Sachs	41	(41)	—	—	—
HSBC Bank	5,046	(3,637)	—	(1,240)	169
JPMorgan Chase	85	(85)	—	—	—
Morgan Stanley	339	(339)	—	—	—
Standard Chartered Bank	16	(16)	—	—	—
UBS AG	40	(40)	—	—	—
Total	$5,906	$(4,445)	$—	$(1,240)	$221
Liabilities:
Bank of America	$309	$(89)	$(220)	$—	$—
Bank of New York Mellon	31	—	(31)	—	—
BNP Paribas	14	(14)	—	—	—
Citibank	2,493	(184)	(2,309)	—	—
Goldman Sachs	125	(41)	—	—	84
HSBC Bank	3,637	(3,637)	—	—	—
JPMorgan Chase	293	(85)	(28)	—	180
Morgan Stanley	1,074	(339)	(735)	—	—
Standard Chartered Bank	128	(16)	(112)	—	—
UBS AG	84	(40)	(44)	—	—
Total	$8,188	$(4,445)	$(3,479)	$—	$264

*	Collateral is shown on a settlement basis.
†	Amount less than one thousand.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2023, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended June 30, 2023, some of the funds recognized reclaims (net of

American Funds Insurance Series	321

fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):

Fund	Reclaims	Fees	Interest
Global Growth Fund	$220	$21	$—
Growth Fund	352	2	—
International Fund	1,233	22	47
New World Fund	270	3	—
Growth-Income Fund	187	13	9

The reclaims and interest are included in dividend income and interest income, respectively, in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
As of December 31, 2022:
Undistributed ordinary income	$18,515	$1,947	$58,974	$15,623	$8,333	$45,061
Undistributed long-term capital gains	549,285	39,017	1,978,732	—	—	89,689
Capital loss carryforward*	—	—	—	(374,845)	—	—
As of June 30, 2023:
Gross unrealized appreciation on investments	2,936,802	878,025	17,067,770	1,862,262	974,576	2,578,557
Gross unrealized depreciation on investments	(263,829)	(231,305)	(1,070,934)	(331,368)	(134,137)	(280,023)
Net unrealized appreciation (depreciation) on investments	2,672,973	646,720	15,996,836	1,530,894	840,439	2,298,534
Cost of investments	4,775,163	2,528,373	20,850,239	5,551,008	2,511,350	7,622,817

Refer to the end of the tables for footnote.

322	American Funds Insurance Series

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund
As of December 31, 2022:
Undistributed ordinary income	$6,716	$117,578	$1,209	$10,957	$120,979	$2,667
Undistributed long-term capital gains	—	1,825,597	—	—	958,605	44,806
Capital loss carryforward*	(72,176)	—	(23,828)	(28,240)	—	—
As of June 30, 2023:
Gross unrealized appreciation on investments	535,798	14,570,753	55,556	180,649	6,485,840	51,981
Gross unrealized depreciation on investments	(89,656)	(569,685)	(26,010)	(47,382)	(1,193,526)	(20,487)
Net unrealized appreciation (depreciation) on investments	446,142	14,001,068	29,546	133,267	5,292,314	31,494
Cost of investments	1,378,296	21,958,342	290,689	1,107,054	20,995,243	361,434

	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund
As of December 31, 2022:
Undistributed ordinary income	$58,751	$—	$9,376	$529	$2,708	$8,185
Capital loss carryforward*	(907,300)	(133,685)	(298,537)	(9,549)	(1)	(177,836)
As of June 30, 2023:
Gross unrealized appreciation on investments	38,345	22,718	29,761	306	43	42,307
Gross unrealized depreciation on investments	(637,957)	(152,220)	(96,014)	(3,790)	(36)	(114,994)
Net unrealized appreciation (depreciation) on investments	(599,612)	(129,502)	(66,253)	(3,484)	7	(72,687)
Cost of investments	12,635,591	1,709,183	895,902	155,391	383,761	1,939,969

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2022:
Undistributed ordinary income	$5,720	$1,966	$5,613	$29,224	$35,270
Undistributed long-term capital gains	105,958	8,883	41,991	263,419	248,376
As of June 30, 2023:
Gross unrealized appreciation on investments	44,501	6,574	240	29,916	4
Gross unrealized depreciation on investments	(106,219)	(24,133)	(29,399)	(94,779)	(81,148)
Net unrealized appreciation (depreciation) on investments	(61,718)	(17,559)	(29,159)	(64,863)	(81,144)
Cost of investments	555,409	141,239	351,760	2,235,108	2,225,931

*	Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

American Funds Insurance Series	323

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$8,838	$238,315	$247,153	$39,498	$361,119	$400,617
Class 1A	38	1,195	1,233	141	1,617	1,758
Class 2	8,280	259,863	268,143	32,689	386,947	419,636
Class 4	1,369	49,927	51,296	4,312	66,240	70,552
Total	$18,525	$549,300	$567,825	$76,640	$815,923	$892,563

Global Small Capitalization Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$880	$11,794	$12,674	$47,544	$285,173	$332,717
Class 1A	3	59	62	209	1,252	1,461
Class 2	1,021	23,554	24,575	94,748	568,298	663,046
Class 4	52	3,623	3,675	13,417	80,475	93,892
Total	$1,956	$39,030	$40,986	$155,918	$935,198	$1,091,116

Growth Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$29,335	$861,352	$890,687	$319,915	$1,912,725	$2,232,640
Class 1A	372	13,243	13,615	3,677	23,411	27,088
Class 2	25,277	924,799	950,076	311,929	2,152,577	2,464,506
Class 3	344	11,837	12,181	4,207	28,163	32,370
Class 4	3,662	167,524	171,186	43,665	340,245	383,910
Total	$58,990	$1,978,755	$2,037,745	$683,393	$4,457,121	$5,140,514

International Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$8,093	$—	$8,093	$94,903	$448,918	$543,821
Class 1A	24	—	24	281	1,398	1,679
Class 2	6,827	—	6,827	86,539	450,228	536,767
Class 3	36	—	36	431	2,195	2,626
Class 4	675	—	675	9,244	52,350	61,594
Total	$15,655	$—	$15,655	$191,398	$955,089	$1,146,487

324	American Funds Insurance Series

New World Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$4,849	$—	$4,849	$60,201	$129,123	$189,324
Class 1A	23	—	23	317	724	1,041
Class 2	1,930	—	1,930	26,575	61,661	88,236
Class 4	1,536	—	1,536	22,718	56,063	78,781
Total	$8,338	$—	$8,338	$109,811	$247,571	$357,382

Washington Mutual Investors Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$27,566	$52,370	$79,936	$351,097	$1,068,126	$1,419,223
Class 1A	73	194	267	3,359	10,665	14,024
Class 2	12,559	26,108	38,667	173,751	551,636	725,387
Class 4	4,891	11,035	15,926	61,406	196,768	258,174
Total	$45,089	$89,707	$134,796	$589,613	$1,827,195	$2,416,808

Capital World Growth and Income Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,294	$—	$2,294	$32,166	$109,599	$141,765
Class 1A	24	—	24	337	1,188	1,525
Class 2	3,709	—	3,709	57,060	205,827	262,887
Class 4	692	—	692	10,246	37,875	48,121
Total	$6,719	$—	$6,719	$99,809	$354,489	$454,298

Growth-Income Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$73,150	$1,077,919	$1,151,069	$597,601	$1,754,172	$2,351,773
Class 1A	100	1,649	1,749	784	2,464	3,248
Class 2	38,760	642,837	681,597	328,556	1,071,265	1,399,821
Class 3	427	6,857	7,284	3,597	11,428	15,025
Class 4	5,174	96,356	101,530	41,526	145,017	186,543
Total	$117,611	$1,825,618	$1,943,229	$972,064	$2,984,346	$3,956,410

International Growth and Income Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$66	$—	$66	$397	$6,104	$6,501
Class 1A	22	—	22	147	2,108	2,255
Class 2	637	—	637	4,951	81,276	86,227
Class 4	485	—	485	3,387	55,677	59,064
Total	$1,210	$—	$1,210	$8,882	$145,165	$154,047

American Funds Insurance Series	325

Capital Income Builder

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$7,491	$—	$7,491	$17,636	$—	$17,636
Class 1A	110	—	110	270	—	270
Class 2	153	—	153	354	—	354
Class 4	5,419	—	5,419	13,728	—	13,728
Total	$13,173	$—	$13,173	$31,988	$—	$31,988

Asset Allocation Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$76,840	$578,217	$655,057	$476,426	$1,525,081	$2,001,507
Class 1A	126	1,038	1,164	708	2,098	2,806
Class 2	19,886	163,182	183,068	124,332	440,697	565,029
Class 3	137	1,097	1,234	845	2,914	3,759
Class 4	24,064	215,145	239,209	142,374	538,249	680,623
Total	$121,053	$958,679	$1,079,732	$744,685	$2,509,039	$3,253,724

American Funds Global Balanced Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$718	$11,386	$12,104	$72	$498	$570
Class 1A	19	310	329	2	13	15
Class 2	1,126	18,886	20,012	123	850	973
Class 4	806	14,227	15,033	85	589	674
Total	$2,669	$44,809	$47,478	$282	$1,950	$2,232

The Bond Fund of America

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$38,912	$—	$38,912	$235,158	$60,668	$ 295,826
Class 1A	1,245	—	1,245	7,470	1,700	9,170
Class 2	15,821	—	15,821	98,333	27,763	126,096
Class 4	4,406	—	4,406	24,749	7,113	31,862
Total	$60,384	$—	$60,384	$365,710	$97,244	$462,954

Capital World Bond Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$—	$—	$—	$2,151	$11,752	$13,903
Class 1A	—	—	—	3	20	23
Class 2	—	—	—	2,087	13,752	15,839
Class 4	—	—	—	120	945	1,065
Total	$—	$—	$—	$4,361	$26,469	$30,830

326	American Funds Insurance Series

American High-Income Trust

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$2,483	$—	$2,483	$18,444		$—	$18,444
Class 1A	23	—	23	100		—	100
Class 2	5,913	—	5,913	42,707		—	42,707
Class 3	91	—	91	694		—	694
Class 4	872	—	872	5,827		—	5,827
Total	$9,382	$—	$9,382	$67,772		$—	$67,772

American Funds Mortgage Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$90	$—	$90	$15		$—	$15
Class 1A	9	—	9	37		—	37
Class 2	225	—	225	995		—	995
Class 4	206	—	206	746		—	746
Total	$530	$—	$530	$1,793		$—	$1,793

Ultra-Short Bond Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$295	$—	$295	$348		$—	$348
Class 1A	1	—	1	—	†	—	—	†
Class 2	1,975	—	1,975	1,570		—	1,570
Class 3	28	—	28	26		—	26
Class 4	410	—	410	293		—	293
Total	$2,709	$—	$2,709	$2,237		$—	$2,237

U.S. Government Securities Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$1,407	$—	$1,407	$10,360		$—	$10,360
Class 1A	24	—	24	153		—	153
Class 2	5,775	—	5,775	42,631		—	42,631
Class 3	34	—	34	292		—	292
Class 4	952	—	952	7,040		—	7,040
Total	$8,192	$—	$8,192	$60,476		$—	$60,476

Managed Risk Growth Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class P1	$129	$2,315	$2,444	$162		$1,634	$1,796
Class P2	5,596	103,643	109,239	6,629		81,821	88,450
Total	$5,725	$105,958	$111,683	$6,791		$83,455	$90,246

American Funds Insurance Series	327

Managed Risk International Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$29	$127	$156	$69	$—	$69
Class P2	1,938	8,757	10,695	4,206	—	4,206
Total	$1,967	$8,884	$10,851	$4,275	$—	$4,275

Managed Risk Washington Mutual Investors Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$50	$364	$414	$127	$—	$127
Class P2	5,563	41,630	47,193	14,544	—	14,544
Total	$5,613	$41,994	$47,607	$14,671	$—	$14,671

Managed Risk Growth-Income Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$25,633	$230,056	$255,689	$43,232	$44,484	$87,716
Class P2	3,604	33,365	36,969	5,626	6,461	12,087
Total	$29,237	$263,421	$292,658	$48,858	$50,945	$99,803

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$124	$852	$976	$176	$254	$430
Class P2	35,159	247,531	282,690	51,616	86,918	138,534
Total	$35,283	$248,383	$283,666	$51,792	$87,172	$138,964

†	Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. For the six months ended June 30, 2023, total investment advisory services fees waived by CRMC were $27,063,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

328	American Funds Insurance Series

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:

	Rates		Net asset level (in billions)		For the six months ended June 30,	For the six months ended June 30,
Fund	Beginning with	Ending with	Up to	In excess of	2023, before waiver	2023, after waiver
Global Growth Fund	.475%	.435%	$15.0	$15.0	.475%	.365%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.647	.597
Growth Fund	.500	.275	.6	44.0	.314	.314
International Fund	.478	.430	15.0	21.0	.478	.478
New World Fund	.577	.510	15.0	15.0	.577	.507
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.374	.234
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.475	.365
Growth-Income Fund	.500	.217	.6	44.0	.256	.256
International Growth and Income Fund	.478	.450	15.0	15.0	.478	.468
Capital Income Builder	.357	.330	15.0	15.0	.357	.217
Asset Allocation Fund	.500	.236	.6	34.0	.267	.267
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.446	.436
The Bond Fund of America	.352	.320	15.0	15.0	.352	.162
Capital World Bond Fund	.431	.360	15.0	15.0	.431	.431
American High-Income Trust	.404	.386	15.0	15.0	.404	.264
American Funds Mortgage Fund	.295	.280	15.0	15.0	.295	.175
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.257	.257
U.S. Government Securities Fund	.295	.280	15.0	15.0	.295	.175
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Washington Mutual Investors Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

American Funds Insurance Series	329

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon”) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$472
Class 1A	$—	$19	2
Class 2	4,200	Not applicable	504
Class 4	782	782	94
Total class-specific expenses	$4,982	$801	$1,072

Global Small Capitalization Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$144
Class 1A	$—	$6	1
Class 2	2,269	Not applicable	272
Class 4	344	344	41
Total class-specific expenses	$2,613	$350	$458

Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,207
Class 1A	$—	$278	33
Class 2	19,536	Not applicable	2,344
Class 3	184	Not applicable	31
Class 4	3,363	3,363	404
Total class-specific expenses	$23,083	$3,641	$5,019

International Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$493
Class 1A	$—	$14	2
Class 2	4,112	Not applicable	493
Class 3	15	Not applicable	3
Class 4	486	486	58
Total class-specific expenses	$4,613	$500	$1,049

330	American Funds Insurance Series

New World Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$254
Class 1A	$—	$11	1
Class 2	980	Not applicable	118
Class 4	914	914	110
Total class-specific expenses	$1,894	$925	$483

Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$833
Class 1A	$—	$68	8
Class 2	3,438	Not applicable	413
Class 4	1,406	1,406	169
Total class-specific expenses	$4,844	$1,474	$1,423

Capital World Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$84
Class 1A	$—	$8	1
Class 2	1,250	Not applicable	150
Class 4	245	245	29
Total class-specific expenses	$1,495	$253	$264

Growth-Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3,015
Class 1A	$—	$37	5
Class 2	14,753	Not applicable	1,770
Class 3	116	Not applicable	19
Class 4	2,134	2,134	256
Total class-specific expenses	$17,003	$2,171	$5,065

International Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2
Class 1A	$—	$6	1
Class 2	205	Not applicable	25
Class 4	162	162	19
Total class-specific expenses	$367	$168	$47

Capital Income Builder

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$89
Class 1A	$—	$12	2
Class 2	17	Not applicable	2
Class 4	670	671	80
Total class-specific expenses	$687	$683	$173

Asset Allocation Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,249
Class 1A	$—	$33	4
Class 2	5,232	Not applicable	628
Class 3	25	Not applicable	4
Class 4	6,759	6,759	811
Total class-specific expenses	$12,016	$6,792	$3,696

American Funds Global Balanced Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$15
Class 1A	$—	$3	—	*
Class 2	199	Not applicable	24
Class 4	144	144	17
Total class-specific expenses	$343	$147	$56

Refer to the end of the tables for footnote.

American Funds Insurance Series	331

The Bond Fund of America

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$984
Class 1A	$—	$289		35
Class 2	3,576	Not applicable		429
Class 4	1,023	1,024		123
Total class-specific expenses	$4,599	$1,313		$1,571

Capital World Bond Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$99
Class 1A	$—	$2		—	*
Class 2	946	Not applicable		114
Class 4	66	66		8
Total class-specific expenses	$1,012	$68		$221

American High-Income Trust

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$33
Class 1A	$—	$2		—	*
Class 2	650	Not applicable		78
Class 3	8	Not applicable		1
Class 4	103	103		13
Total class-specific expenses	$761	$105		$125

American Funds Mortgage Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$2
Class 1A	$—	$2		—	*
Class 2	57	Not applicable		7
Class 4	53	53		6
Total class-specific expenses	$110	$55		$15

Ultra-Short Bond Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$6
Class 1A	$—	$—	*	—	*
Class 2	364	Not applicable		44
Class 3	4	Not applicable		1
Class 4	93	93		11
Total class-specific expenses	$461	$93		$62

U.S. Government Securities Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$36
Class 1A	$—	$5		1
Class 2	1,331	Not applicable		160
Class 3	6	Not applicable		1
Class 4	235	236		28
Total class-specific expenses	$1,572	$241		$226

Managed Risk Growth Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$13
Class P2	$576	576
Total class-specific expenses	$576	$589

Managed Risk International Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2
Class P2	$155	155
Total class-specific expenses	$155	$157

Refer to the end of the tables for footnote.

332	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$3
Class P2	$393	393
Total class-specific expenses	$393	$396

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2,310
Class P2	$335	335
Total class-specific expenses	$335	$2,645

Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$9
Class P2	$2,658	2,658
Total class-specific expenses	$2,658	$2,667

*	Amount less than one thousand.

Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for Managed Risk International Fund. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2023, total fees and expenses reimbursed by CRMC were $5,000. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees		Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$11		$2		$13
Global Small Capitalization Fund	5		1		6
Growth Fund	48		11		59
International Fund	10		2		12
New World Fund	5		1		6
Washington Mutual Investors Fund	14		3		17
Capital World Growth and Income Fund	2		1		3
Growth-Income Fund	50		11		61
International Growth and Income Fund	—	*	—	*	—	*
Capital Income Builder	2		—	*	2
Asset Allocation Fund	37		8		45
American Funds Global Balanced Fund	1		—	*	1
The Bond Fund of America	16		3		19
Capital World Bond Fund	2		1		3
American High-Income Trust	1		—	*	1
American Funds Mortgage Fund	—	*	—	*	—	*
Ultra-Short Bond Fund	1		—	*	1
U.S. Government Securities Fund	2		—	*	2
Managed Risk Growth Fund	1		—	*	1
Managed Risk International Fund	—	*	—	*	—	*
Managed Risk Washington Mutual Investors Fund	1		—	*	1
Managed Risk Growth-Income Fund	3		1		4
Managed Risk Asset Allocation Fund	3		1		4

*	Amount less than one thousand.

American Funds Insurance Series	333

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of June 30, 2023 (dollars in thousands):

Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$59,214	$69,707	$16,429
Global Small Capitalization Fund	1,236	3,834	1,924
Growth Fund	109,322	222,952	10,281
International Fund	35,987	12,314	(2,957)
New World Fund	10,148	14,118	996
Washington Mutual Investors Fund	70,151	20,752	3,909
Capital World Growth and Income Fund	10,135	10,748	1,946
Growth-Income Fund	206,323	130,803	10,151
International Growth and Income Fund	1,357	1,370	(195)
Capital Income Builder	4,548	5,851	440
Asset Allocation Fund	20,013	159,237	11,432
American Funds Global Balanced Fund	2,492	167	(11)
American High-Income Trust	—	398	270

8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

9. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2023.

334	American Funds Insurance Series

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023

Class 1	$96,632	2,993	$247,153	7,894	$(385,288)	(11,987)	$(41,503)	(1,100)
Class 1A	1,201	37	1,234	40	(1,190)	(37)	1,245	40
Class 2	17,643	550	268,142	8,691	(248,954)	(7,774)	36,831	1,467
Class 4	40,874	1,293	51,296	1,681	(39,097)	(1,238)	53,073	1,736
Total net increase (decrease)	$156,350	4,873	$567,825	18,306	$(674,529)	(21,036)	$49,646	2,143

Year ended December 31, 2022

Class 1	$434,070	13,042	$400,617	12,733	$(553,744)	(16,845)	$280,943	8,930
Class 1A	2,997	91	1,758	56	(2,085)	(65)	2,670	82
Class 2	92,048	2,700	419,636	13,511	(295,933)	(9,100)	215,751	7,111
Class 4	99,092	2,978	70,552	2,294	(71,372)	(2,195)	98,272	3,077
Total net increase (decrease)	$628,207	18,811	$892,563	28,594	$(923,134)	(28,205)	$597,636	19,200

Global Small Capitalization Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023

Class 1	$55,686	3,217	$12,631	720	$(86,940)	(4,988)	$(18,623)	(1,051)
Class 1A	557	33	62	3	(347)	(20)	272	16
Class 2	13,649	832	24,574	1,488	(114,260)	(6,970)	(76,037)	(4,650)
Class 4	14,238	872	3,676	223	(17,278)	(1,061)	636	34
Total net increase (decrease)	$84,130	4,954	$40,943	2,434	$(218,825)	(13,039)	$(93,752)	(5,651)

Year ended December 31, 2022

Class 1	$187,481	9,235	$331,498	19,030	$(570,697)	(21,774)	$(51,718)	6,491
Class 1A	989	43	1,461	85	(276)	(15)	2,174	113
Class 2	111,019	5,043	663,046	40,307	(118,512)	(6,722)	655,553	38,628
Class 4	56,480	2,653	93,892	5,707	(34,387)	(1,715)	115,985	6,645
Total net increase (decrease)	$355,969	16,974	$1,089,897	65,129	$(723,872)	(30,226)	$721,994	51,877

Refer to the end of the tables for footnotes.

American Funds Insurance Series	335

Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023

Class 1	$640,341	7,625	$889,233	10,369	$(1,494,253)	(17,626)	$35,321	368
Class 1A	23,807	297	13,614	160	(14,810)	(174)	22,611	283
Class 2	169,552	2,039	950,077	11,225	(1,029,138)	(12,239)	90,491	1,025
Class 3	1,829	22	12,182	140	(10,963)	(128)	3,048	34
Class 4	225,195	2,740	171,186	2,076	(168,037)	(2,052)	228,344	2,764
Total net increase (decrease)	$1,060,724	12,723	$2,036,292	23,970	$(2,717,201)	(32,219)	$379,815	4,474

Year ended December 31, 2022

Class 1	$2,593,666	29,149	$2,228,505	26,120	$(3,051,097)	(31,275)	$1,771,074	23,994
Class 1A	133,124	1,387	27,088	320	(15,271)	(181)	144,941	1,526
Class 2	520,092	5,686	2,464,507	29,214	(1,621,163)	(17,346)	1,363,436	17,554
Class 3	1,224	14	32,371	376	(28,004)	(296)	5,591	94
Class 4	409,323	4,647	383,909	4,657	(227,877)	(2,558)	565,355	6,746
Total net increase (decrease)	$3,657,429	40,883	$5,136,380	60,687	$(4,943,412)	(51,656)	$3,850,397	49,914

International Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023

Class 1	$53,315	3,214	$8,093	476	$(250,144)	(15,093)	$(188,736)	(11,403)
Class 1A	715	43	24	1	(812)	(49)	(73)	(5)
Class 2	57,160	3,458	6,827	404	(255,506)	(15,498)	(191,519)	(11,636)
Class 3	132	8	36	2	(828)	(49)	(660)	(39)
Class 4	17,604	1,075	675	41	(30,927)	(1,916)	(12,648)	(800)
Total net increase (decrease)	$128,926	7,798	$15,655	924	$(538,217)	(32,605)	$(393,636)	(23,883)

Year ended December 31, 2022

Class 1	$280,536	15,960	$543,821	32,473	$(1,015,741)	(51,244)	$(191,384)	(2,811)
Class 1A	2,247	127	1,679	101	(1,009)	(63)	2,917	165
Class 2	189,379	10,637	536,766	32,189	(347,301)	(20,471)	378,844	22,355
Class 3	87	5	2,627	156	(1,366)	(79)	1,348	82
Class 4	65,571	3,703	61,594	3,751	(53,681)	(3,200)	73,484	4,254
Total net increase (decrease)	$537,820	30,432	$1,146,487	68,670	$(1,419,098)	(75,057)	$265,209	24,045

Refer to the end of the tables for footnotes.

336	American Funds Insurance Series

New World Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023

Class 1	$54,072	2,278	$4,849	199	$(82,408)	(3,464)	$(23,487)	(987)
Class 1A	389	17	23	1	(457)	(20)	(45)	(2)
Class 2	27,121	1,154	1,930	81	(69,244)	(2,952)	(40,193)	(1,717)
Class 4	33,498	1,432	1,536	65	(50,687)	(2,176)	(15,653)	(679)
Total net increase (decrease)	$115,080	4,881	$8,338	346	$(202,796)	(8,612)	$(79,378)	(3,385)

Year ended December 31, 2022

Class 1	$91,026	3,688	$189,325	7,939	$(434,293)	(16,140)	$(153,942)	(4,513)
Class 1A	1,549	60	1,040	44	(1,769)	(76)	820	28
Class 2	72,626	2,937	88,236	3,744	(163,288)	(6,534)	(2,426)	147
Class 4	133,209	5,310	78,780	3,371	(133,462)	(5,583)	78,527	3,098
Total net increase (decrease)	$298,410	11,995	$357,381	15,098	$(732,812)	(28,333)	$(77,021)	(1,240)

Washington Mutual Investors Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023

Class 1	$238,374	18,555	$79,590	6,080	$(314,096)	(24,276)	$3,868	359
Class 1A	8,432	658	267	21	(52,724)	(4,114)	(44,025)	(3,435)
Class 2	18,803	1,487	38,667	3,011	(146,618)	(11,517)	(89,148)	(7,019)
Class 4	74,214	5,918	15,926	1,254	(53,319)	(4,231)	36,821	2,941
Total net increase (decrease)	$339,823	26,618	$134,450	10,366	$(566,757)	(44,138)	$(92,484)	(7,154)

Year ended December 31, 2022

Class 1	$311,628	22,333	$1,412,614	106,476	$(1,024,832)	(69,053)	$699,410	59,756
Class 1A	33,907	2,321	14,025	1,066	(125,110)	(7,699)	(77,178)	(4,312)
Class 2	48,719	3,523	725,386	55,707	(414,058)	(28,659)	360,047	30,571
Class 4	238,615	16,711	258,174	20,025	(148,002)	(10,093)	348,787	26,643
Total net increase (decrease)	$632,869	44,888	$2,410,199	183,274	$(1,712,002)	(115,504)	$1,331,066	112,658

Capital World Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023

Class 1	$41,750	3,424	$2,227	175	$(82,180)	(6,630)	$(38,203)	(3,031)
Class 1A	499	41	24	2	(402)	(34)	121	9
Class 2	5,644	454	3,708	293	(75,100)	(6,070)	(65,748)	(5,323)
Class 4	9,450	782	692	56	(11,920)	(990)	(1,778)	(152)
Total net increase (decrease)	$57,343	4,701	$6,651	526	$(169,602)	(13,724)	$(105,608)	(8,497)

Year ended December 31, 2022

Class 1	$286,528	22,239	$137,343	10,946	$(434,782)	(30,278)	$(10,911)	2,907
Class 1A	1,618	116	1,525	122	(1,079)	(91)	2,064	147
Class 2	15,274	1,157	262,887	21,001	(144,703)	(10,617)	133,458	11,541
Class 4	25,643	1,909	48,121	3,940	(22,999)	(1,756)	50,765	4,093
Total net increase (decrease)	$329,063	25,421	$449,876	36,009	$(603,563)	(42,742)	$175,376	18,688

Refer to the end of the tables for footnotes.

American Funds Insurance Series	337

Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023

Class 1	$303,715	5,812	$1,149,776	21,813	$(1,482,513)	(28,000)	$(29,022)	(375)
Class 1A	2,065	40	1,749	33	(2,307)	(44)	1,507	29
Class 2	59,438	1,139	681,597	13,148	(724,007)	(13,879)	17,028	408
Class 3	218	4	7,285	138	(6,775)	(126)	728	16
Class 4	73,862	1,436	101,529	1,992	(85,924)	(1,675)	89,467	1,753
Total net increase (decrease)	$439,298	8,431	$1,941,936	37,124	$(2,301,526)	(43,724)	$79,708	1,831

Year ended December 31, 2022

Class 1	$2,026,623	38,323	$2,348,918	43,972	$(3,853,406)	(68,861)	$522,135	13,434
Class 1A	4,813	89	3,248	61	(3,333)	(64)	4,728	86
Class 2	119,436	2,219	1,399,821	26,589	(1,455,432)	(26,710)	63,825	2,098
Class 3	766	15	15,025	280	(15,511)	(279)	280	16
Class 4	180,173	3,342	186,543	3,596	(153,528)	(2,879)	213,188	4,059
Total net increase (decrease)	$2,331,811	43,988	$3,953,555	74,498	$(5,481,210)	(98,793)	$804,156	19,693

International Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023

Class 1	$2,523	260	$66	7	$(1,177)	(122)	$1,412	145
Class 1A	618	66	22	2	(328)	(35)	312	33
Class 2	2,110	226	637	68	(15,490)	(1,665)	(12,743)	(1,371)
Class 4	11,937	1,310	485	53	(9,522)	(1,043)	2,900	320
Total net increase (decrease)	$17,188	1,862	$1,210	130	$(26,517)	(2,865)	$(8,119)	(873)

Year ended December 31, 2022

Class 1	$2,793	220	$6,501	686	$(16,761)	(946)	$(7,467)	(40)
Class 1A	1,041	92	2,255	244	(921)	(61)	2,375	275
Class 2	7,743	664	86,227	9,344	(24,550)	(2,262)	69,420	7,746
Class 4	23,335	2,027	59,065	6,499	(13,968)	(1,295)	68,432	7,231
Total net increase (decrease)	$34,912	3,003	$154,048	16,773	$(56,200)	(4,564)	$132,760	15,212

Refer to the end of the tables for footnotes.

338	American Funds Insurance Series

Capital Income Builder

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023

Class 1	$38,172	3,425	$7,491	684	$(31,592)	(2,818)	$14,071	1,291
Class 1A	321	28	110	10	(422)	(38)	9	— †
Class 2	915	82	153	14	(340)	(30)	728	66
Class 4	27,757	2,498	5,419	496	(23,944)	(2,151)	9,232	843
Total net increase (decrease)	$67,165	6,033	$13,173	1,204	$(56,298)	(5,037)	$24,040	2,200

Year ended December 31, 2022

Class 1	$177,351	15,800	$17,636	1,573	$(114,944)	(10,289)	$80,043	7,084
Class 1A	2,218	196	270	24	(1,259)	(111)	1,229	109
Class 2	2,390	211	355	32	(1,006)	(88)	1,739	155
Class 4	94,517	8,303	13,728	1,228	(81,854)	(7,293)	26,391	2,238
Total net increase (decrease)	$276,476	24,510	$31,989	2,857	$(199,063)	(17,781)	$109,402	9,586

Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023

Class 1	$227,612	10,078	$655,057	29,467	$(1,035,658)	(45,610)	$(152,989)	(6,065)
Class 1A	1,600	71	1,165	53	(2,214)	(99)	551	25
Class 2	24,782	1,103	183,067	8,355	(272,229)	(12,182)	(64,380)	(2,724)
Class 3	321	14	1,234	56	(1,342)	(59)	213	11
Class 4	108,803	4,911	239,208	11,008	(243,293)	(10,992)	104,718	4,927
Total net increase (decrease)	$363,118	16,177	$1,079,731	48,939	$(1,554,736)	(68,942)	$(111,887)	(3,826)

Year ended December 31, 2022

Class 1	$1,365,105	57,634	$2,001,507	85,450	$(2,607,782)	(108,817)	$758,830	34,267
Class 1A	8,603	375	2,806	121	(2,839)	(126)	8,570	370
Class 2	58,248	2,413	565,030	24,435	(581,503)	(24,252)	41,775	2,596
Class 3	126	5	3,759	160	(3,377)	(141)	508	24
Class 4	332,209	13,862	680,622	29,650	(423,984)	(17,975)	588,847	25,537
Total net increase (decrease)	$1,764,291	74,289	$3,253,724	139,816	$(3,619,485)	(151,311)	$1,398,530	62,794

Refer to the end of the tables for footnotes.

American Funds Insurance Series	339

American Funds Global Balanced Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023

Class 1	$4,458	349	$12,105	1,044	$(10,481)	(816)	$6,082	577
Class 1A	47	4	328	29	(152)	(12)	223	21
Class 2	2,415	188	20,012	1,734	(11,019)	(858)	11,408	1,064
Class 4	6,882	552	15,033	1,324	(5,152)	(407)	16,763	1,469
Total net increase (decrease)	$13,802	1,093	$47,478	4,131	$(26,804)	(2,093)	$34,476	3,131

Year ended December 31, 2022

Class 1	$37,857	3,046	$570	44	$(45,473)	(3,593)	$(7,046)	(503)
Class 1A	160	12	15	1	(857)	(63)	(682)	(50)
Class 2	3,979	308	974	74	(24,238)	(1,876)	(19,285)	(1,494)
Class 4	9,992	779	674	52	(14,316)	(1,139)	(3,650)	(308)
Total net increase (decrease)	$51,988	4,145	$2,233	171	$(84,884)	(6,671)	$(30,663)	(2,355)

The Bond Fund of America

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023

Class 1	$529,426	54,980	$38,632	4,050	$(394,933)	(41,114)	$173,125	17,916
Class 1A	29,516	3,115	1,245	131	(17,169)	(1,785)	13,592	1,461
Class 2	75,989	8,034	15,821	1,683	(112,948)	(11,909)	(21,138)	(2,192)
Class 4	91,228	9,678	4,406	471	(35,074)	(3,726)	60,560	6,423
Total net increase (decrease)	$726,159	75,807	$60,104	6,335	$(560,124)	(58,534)	$226,139	23,608

Year ended December 31, 2022

Class 1	$1,045,629	102,870	$293,730	29,996	$(2,254,686)	(218,872)	$(915,327)	(86,006)
Class 1A	222,556	22,066	9,170	944	(5,163)	(515)	226,563	22,495
Class 2	49,800	5,005	126,095	13,059	(487,579)	(48,690)	(311,684)	(30,626)
Class 4	123,107	12,517	31,861	3,314	(113,670)	(11,505)	41,298	4,326
Total net increase (decrease)	$1,441,092	142,458	$460,856	47,313	$(2,861,098)	(279,582)	$(959,150)	(89,811)

Capital World Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023

Class 1	$21,887	2,243	$—	—	$(42,698)	(4,375)	$(20,811)	(2,132)
Class 1A	46	5	—	—	(120)	(12)	(74)	(7)
Class 2	17,148	1,782	—	—	(42,047)	(4,346)	(24,899)	(2,564)
Class 4	3,613	380	—	—	(3,364)	(353)	249	27
Total net increase (decrease)	$42,694	4,410	$—	—	$(88,229)	(9,086)	$(45,535)	(4,676)

Year ended December 31, 2022

Class 1	$63,069	6,354	$13,903	1,398	$(234,228)	(22,105)	$(157,256)	(14,353)
Class 1A	470	46	24	2	(371)	(38)	123	10
Class 2	32,696	3,225	15,838	1,606	(121,387)	(11,954)	(72,853)	(7,123)
Class 4	7,078	688	1,065	109	(8,255)	(838)	(112)	(41)
Total net increase (decrease)	$103,313	10,313	$30,830	3,115	$(364,241)	(34,935)	$(230,098)	(21,507)

Refer to the end of the tables for footnotes.

340	American Funds Insurance Series

American High-Income Trust

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023

Class 1	$2,299	261	$2,464	282	$(18,758)	(2,142)	$(13,995)	(1,599)
Class 1A	926	107	23	3	(66)	(7)	883	103
Class 2	6,915	807	5,913	692	(27,945)	(3,268)	(15,117)	(1,769)
Class 3	96	11	91	11	(787)	(90)	(600)	(68)
Class 4	24,881	2,614	872	92	(13,467)	(1,424)	12,286	1,282
Total net increase (decrease)	$35,117	3,800	$9,363	1,080	$(61,023)	(6,931)	$(16,543)	(2,051)

Year ended December 31, 2022

Class 1	$29,406	3,042	$17,917	2,062	$(58,971)	(6,116)	$(11,648)	(1,012)
Class 1A	362	39	100	11	(426)	(45)	36	5
Class 2	7,171	758	42,707	5,019	(98,679)	(10,782)	(48,801)	(5,005)
Class 3	432	46	695	79	(1,385)	(149)	(258)	(24)
Class 4	65,309	6,490	5,827	619	(70,275)	(6,997)	861	112
Total net increase (decrease)	$102,680	10,375	$67,246	7,790	$(229,736)	(24,089)	$(59,810)	(5,924)

American Funds Mortgage Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023

Class 1	$15,308	1,619	$90	9	$(123)	(12)	$15,275	1,616
Class 1A	219	23	9	1	(215)	(23)	13	1
Class 2	763	80	225	24	(3,422)	(358)	(2,434)	(254)
Class 4	5,300	560	206	22	(3,043)	(324)	2,463	258
Total net increase (decrease)	$21,590	2,282	$530	56	$(6,803)	(717)	$15,317	1,621

Year ended December 31, 2022

Class 1	$784	78	$15	2	$(229,165)	(21,726)	$(228,366)	(21,646)
Class 1A	662	67	37	4	(1,033)	(103)	(334)	(32)
Class 2	3,214	326	995	103	(9,402)	(951)	(5,193)	(522)
Class 4	10,671	1,091	746	78	(9,016)	(920)	2,401	249
Total net increase (decrease)	$15,331	1,562	$1,793	187	$(248,616)	(23,700)	$(231,492)	(21,951)

Refer to the end of the tables for footnotes.

American Funds Insurance Series	341

Ultra-Short Bond Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2023

Class 1	$5,130	449	$295		26		$(16,537)	(1,447)	$(11,112)	(972)
Class 1A	104	9	1		—	†	—	—	105	9
Class 2	27,472	2,474	1,976		178		(44,084)	(3,970)	(14,636)	(1,318)
Class 3	193	17	28		3		(345)	(31)	(124)	(11)
Class 4	11,456	1,025	410		37		(31,600)	(2,827)	(19,734)	(1,765)
Total net increase (decrease)	$44,355	3,974	$2,710		244		$(92,566)	(8,275)	$(45,501)	(4,057)

Year ended December 31, 2022

Class 1	$33,573	2,975	$348		31		$(20,904)	(1,853)	$13,017	1,153
Class 1A	—	—	—	†	—	†	—	—	— †	— †
Class 2	117,586	10,755	1,569		143		(68,709)	(6,275)	50,446	4,623
Class 3	735	67	26		2		(1,082)	(97)	(321)	(28)
Class 4	84,873	7,721	293		27		(51,358)	(4,671)	33,808	3,077
Total net increase (decrease)	$236,767	21,518	$2,236		203		$(142,053)	(12,896)	$96,950	8,825

U.S. Government Securities Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2023

Class 1	$29,503	2,907	$1,371		136		$(23,679)	(2,329)	$7,195	714
Class 1A	827	82	24		3		(342)	(34)	509	51
Class 2	49,939	4,976	5,775		581		(52,782)	(5,247)	2,932	310
Class 3	48	5	34		3		(449)	(44)	(367)	(36)
Class 4	34,574	3,442	952		96		(38,543)	(3,848)	(3,017)	(310)
Total net increase (decrease)	$114,891	11,412	$8,156		819		$(115,795)	(11,502)	$7,252	729

Year ended December 31, 2022

Class 1	$69,422	6,446	$10,134		987		$(316,401)	(27,982)	$(236,845)	(20,549)
Class 1A	2,902	273	153		15		(3,237)	(300)	(182)	(12)
Class 2	43,941	4,115	42,631		4,200		(233,844)	(21,667)	(147,272)	(13,352)
Class 3	308	28	292		28		(2,508)	(236)	(1,908)	(180)
Class 4	67,334	6,331	7,040		695		(90,440)	(8,406)	(16,066)	(1,380)
Total net increase (decrease)	$183,907	17,193	$60,250		5,925		$(646,430)	(58,591)	$(402,273)	(35,473)

Managed Risk Growth Fund

	Sales		Reinvestments of distributions				Repurchases		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2023

Class P1	$807	67	$2,444		252		$(516)	(46)	$2,735	273
Class P2	9,623	843	109,238		11,379		(28,214)	(2,465)	90,647	9,757
Total net increase (decrease)	$10,430	910	$111,682		11,631		$(28,730)	(2,511)	$93,382	10,030

Year ended December 31, 2022

Class P1	$1,679	122	$1,796		147		$(2,034)	(134)	$1,441	135
Class P2	37,760	2,684	88,450		7,291		(30,630)	(2,253)	95,580	7,722
Total net increase (decrease)	$39,439	2,806	$90,246		7,438		$(32,664)	(2,387)	$97,021	7,857

Refer to the end of the tables for footnotes.

342	American Funds Insurance Series

Managed Risk International Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023

Class P1	$80	9	$156	19	$(177)	(21)	$59	7
Class P2	1,497	172	10,696	1,309	(8,488)	(961)	3,705	520
Total net increase (decrease)	$1,577	181	$10,852	1,328	$(8,665)	(982)	$3,764	527

Year ended December 31, 2022

Class P1	$578	62	$69	8	$(323)	(37)	$324	33
Class P2	5,403	564	4,206	470	(15,947)	(1,788)	(6,338)	(754)
Total net increase (decrease)	$5,981	626	$4,275	478	$(16,270)	(1,825)	$(6,014)	(721)

Managed Risk Washington Mutual Investors Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023

Class P1	$127	11	$413	43	$(227)	(21)	$313	33
Class P2	6,905	627	47,193	4,890	(17,452)	(1,610)	36,646	3,907
Total net increase (decrease)	$7,032	638	$47,606	4,933	$(17,679)	(1,631)	$36,959	3,940

Year ended December 31, 2022

Class P1	$1,026	86	$127	11	$(498)	(43)	$655	54
Class P2	22,662	1,947	14,544	1,281	(39,363)	(3,307)	(2,157)	(79)
Total net increase (decrease)	$23,688	2,033	$14,671	1,292	$(39,861)	(3,350)	$(1,502)	(25)

Managed Risk Growth-Income Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023

Class P1	$23,670	1,854	$255,689	22,312	$(115,121)	(9,229)	$164,238	14,937
Class P2	5,027	410	36,970	3,249	(18,826)	(1,512)	23,171	2,147
Total net increase (decrease)	$28,697	2,264	$292,659	25,561	$(133,947)	(10,741)	$187,409	17,084

Year ended December 31, 2022

Class P1	$49,558	3,678	$87,716	6,731	$(157,932)	(11,880)	$(20,658)	(1,471)
Class P2	13,539	1,010	12,087	932	(28,848)	(2,135)	(3,222)	(193)
Total net increase (decrease)	$63,097	4,688	$99,803	7,663	$(186,780)	(14,015)	$(23,880)	(1,664)

Refer to the end of the tables for footnotes.

American Funds Insurance Series	343

Managed Risk Asset Allocation Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023

Class P1	$492	39	$976	88	$(378)	(30)	$1,090	97
Class P2	10,095	841	282,690	26,346	(143,290)	(11,983)	149,495	15,204
Total net increase (decrease)	$10,587	880	$283,666	26,434	$(143,668)	(12,013)	$150,585	15,301

Year ended December 31, 2022

Class P1	$1,649	120	$430	34	$(675)	(52)	$1,404	102
Class P2	38,665	2,998	138,534	11,152	(283,108)	(22,026)	(105,909)	(7,876)
Total net increase (decrease)	$40,314	3,118	$138,964	11,186	$(283,783)	(22,078)	$(104,505)	(7,774)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

11. Investment transactions and other disclosures

The following tables present additional information for each fund for the six months ended June 30, 2023 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Purchases of investment securities*	$722,619	$438,285	$4,333,756	$731,620	$564,624	$1,531,370
Sales of investment securities*	1,185,956	582,830	5,500,399	1,062,963	619,447	1,652,382
Non-U.S. taxes paid on dividend income	3,373	2,199	3,702	4,684	3,305	1,070
Non-U.S. taxes paid on interest income	—	—	—	—	34	—
Non-U.S. taxes paid on realized gains	1,984	2,235	—	5,287	2,304	—
Non-U.S. taxes provided on unrealized appreciation	2,794	13,200	—	22,720	11,621	—

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund
Purchases of investment securities*	$266,383	$4,670,716	$52,251	$688,750	$12,982,753	$134,672
Sales of investment securities*	356,948	5,580,371	65,917	636,393	14,023,991	124,310
Non-U.S. taxes paid on dividend income	1,423	4,754	468	1,229	3,870	293
Non-U.S. taxes paid on interest income	—	—	—	—	—	7
Non-U.S. taxes paid on realized gains	373	—	46	23	—	17
Non-U.S. taxes provided on unrealized appreciation	598	—	38	594	2,361	239

	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund
Purchases of investment securities*	$21,747,609	$1,239,598	$158,092	$526,173	$—	$4,650,472
Sales of investment securities*	21,122,958	1,112,382	166,108	502,920	—	4,609,267
Non-U.S. taxes paid on interest income	2	69	—	—	—	—
Non-U.S. taxes paid (refunded) on realized gains	17	(5)	—	—	—	—
Non-U.S. taxes provided on unrealized appreciation	—	116	—	—	—	—

Refer to the end of the tables for footnote.

344	American Funds Insurance Series

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$128,135	$14,775	$35,997	$292,865	$178,742
Sales of investment securities*	142,623	27,578	53,100	368,547	272,742

*	Excludes short-term securities and U.S. government obligations, if any.

12. Ownership concentration

At June 30, 2023, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 18% and 17% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. In addition, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 24% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.

American Funds Insurance Series	345

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Global Growth Fund

Class 1:
6/30/2023[4,5]	$30.18	$.23	$4.34	$4.57	$(.09)	$(2.55)	$(2.64)	$32.11	15.37%[6]	$3,267	.52%[7]		.41%[7]		1.45%[7]
12/31/2022	45.46	.34	(11.34)	(11.00)	(.31)	(3.97)	(4.28)	30.18	(24.54)	3,104	.53		.46		1.01
12/31/2021	41.16	.25	6.48	6.73	(.26)	(2.17)	(2.43)	45.46	16.72	4,270	.55		.54		.56
12/31/2020	32.57	.20	9.56	9.76	(.21)	(.96)	(1.17)	41.16	30.79	3,309	.56		.56		.59
12/31/2019	25.74	.32	8.60	8.92	(.41)	(1.68)	(2.09)	32.57	35.61	2,515	.56		.56		1.07
12/31/2018	30.51	.29	(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74	(8.81)	1,942	.55		.55		.98
Class 1A:
6/30/2023[4,5]	30.04	.20	4.31	4.51	(.08)	(2.55)	(2.63)	31.92	15.22 [6]	17	.77	[7]	.66	[7]	1.22	[7]
12/31/2022	45.28	.26	(11.31)	(11.05)	(.22)	(3.97)	(4.19)	30.04	(24.73)	14	.78		.71		.78
12/31/2021	41.02	.14	6.46	6.60	(.17)	(2.17)	(2.34)	45.28	16.45	18	.80		.79		.33
12/31/2020	32.47	.12	9.52	9.64	(.13)	(.96)	(1.09)	41.02	30.49	12	.81		.81		.34
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8	.81		.81		.83
12/31/2018	30.46	.23	(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69	(9.02)	5	.80		.80		.77
Class 2:
6/30/2023[4,5]	29.79	.19	4.29	4.48	(.08)	(2.55)	(2.63)	31.64	15.25 [6]	3,480	.77	[7]	.66	[7]	1.21	[7]
12/31/2022	44.94	.25	(11.21)	(10.96)	(.22)	(3.97)	(4.19)	29.79	(24.74)	3,234	.78		.71		.76
12/31/2021	40.72	.13	6.41	6.54	(.15)	(2.17)	(2.32)	44.94	16.42	4,559	.80		.80		.30
12/31/2020	32.24	.12	9.44	9.56	(.12)	(.96)	(1.08)	40.72	30.47	4,387	.81		.81		.34
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895	.81		.81		.83
12/31/2018	30.24	.22	(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50	(9.04)	3,306	.80		.80		.73
Class 4:
6/30/2023[4,5]	29.51	.15	4.24	4.39	(.07)	(2.55)	(2.62)	31.28	15.09 [6]	673	1.02	[7]	.91	[7]	.97	[7]
12/31/2022	44.57	.17	(11.12)	(10.95)	(.14)	(3.97)	(4.11)	29.51	(24.92)	584	1.03		.96		.52
12/31/2021	40.45	.03	6.35	6.38	(.09)	(2.17)	(2.26)	44.57	16.14	744	1.05		1.04		.07
12/31/2020	32.05	.03	9.38	9.41	(.05)	(.96)	(1.01)	40.45	30.17	533	1.06		1.06		.09
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382	1.06		1.06		.57
12/31/2018	30.13	.14	(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39	(9.24)	249	1.05		1.05		.47

Refer to the end of the tables for footnotes.

346	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income (loss) to average net assets[2]

Global Small Capitalization Fund

Class 1:
6/30/2023[4,5]	$16.22	$.07	$1.80	$1.87	$(.02)	$(.21)	$(.23)	$17.86	11.56%[6]	$989		.70%[7]		.65%[7]		.82%[7]
12/31/2022	34.17	.05	(9.50)	(9.45)	—	(8.50)	(8.50)	16.22	(29.37)	916		.72		.69		.24
12/31/2021	32.64	(.02)	2.32	2.30	—	(.77)	(.77)	34.17	6.98	1,707		.74		.74		(.07)
12/31/2020	26.80	(.01)	7.49	7.48	(.05)	(1.59)	(1.64)	32.64	30.04	2,391		.75		.75		(.06)
12/31/2019	21.75	.12	6.61	6.73	(.10)	(1.58)	(1.68)	26.80	31.84	2,050		.75		.75		.48
12/31/2018	25.38	.11	(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75	(10.31)	1,453		.73		.73		.42
Class 1A:
6/30/2023[4,5]	16.00	.05	1.77	1.82	(.01)	(.21)	(.22)	17.60	11.43 [6]	5		.94	[7]	.89	[7]	.58 [7]
12/31/2022	33.93	— [8]	(9.43)	(9.43)	—	(8.50)	(8.50)	16.00	(29.54)	4		.97		.94		— [9]
12/31/2021	32.49	(.07)	2.28	2.21	—	(.77)	(.77)	33.93	6.73	5		.99		.99		(.21)
12/31/2020	26.74	(.09)	7.48	7.39	(.05)	(1.59)	(1.64)	32.49	29.72	1		.99		.99		(.33)
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1		.99		.99		.22
12/31/2018	25.36	.05	(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71	(10.56)	—	[10]	.98		.98		.21
Class 2:
6/30/2023[4,5]	15.30	.05	1.69	1.74	(.01)	(.21)	(.22)	16.82	11.42 [6]	1,859		.95	[7]	.90	[7]	.56 [7]
12/31/2022	32.94	— [8]	(9.14)	(9.14)	—	(8.50)	(8.50)	15.30	(29.55)	1,762		.97		.94		— [9]
12/31/2021	31.56	(.10)	2.25	2.15	—	(.77)	(.77)	32.94	6.74	2,521		.99		.99		(.30)
12/31/2020	26.02	(.08)	7.25	7.17	(.04)	(1.59)	(1.63)	31.56	29.72	2,653		1.00		1.00		(.31)
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363		1.00		1.00		.22
12/31/2018	24.72	.04	(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16	(10.55)	2,056		.98		.98		.17
Class 4:
6/30/2023[4,5]	15.28	.03	1.68	1.71	— [8]	(.21)	(.21)	16.78	11.20 [6]	287		1.20	[7]	1.15	[7]	.32 [7]
12/31/2022	32.96	(.05)	(9.13)	(9.18)	—	(8.50)	(8.50)	15.28	(29.69)	261		1.22		1.19		(.25)
12/31/2021	31.67	(.18)	2.24	2.06	—	(.77)	(.77)	32.96	6.43	344		1.24		1.24		(.53)
12/31/2020	26.16	(.14)	7.27	7.13	(.03)	(1.59)	(1.62)	31.67	29.39	268		1.25		1.25		(.56)
12/31/2019	21.28	(.01)	6.47	6.46	— [8]	(1.58)	(1.58)	26.16	31.24	206		1.25		1.25		(.04)
12/31/2018	24.91	(.02)	(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28	(10.80)	146		1.24		1.24		(.08)

Refer to the end of the tables for footnotes.

American Funds Insurance Series	347

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income (loss) to average net assets

Growth Fund

Class 1:
6/30/2023[4,5]	$76.29	$.28	$18.55	$18.83	$(.17)	$(5.04)	$(5.21)	$89.91	25.02%[6]	$16,132	.35%[7]		.67%[7]
12/31/2022	127.58	.58	(37.03)	(36.45)	(.53)	(14.31)	(14.84)	76.29	(29.75)	13,660	.35		.64
12/31/2021	120.22	.46	24.29	24.75	(.58)	(16.81)	(17.39)	127.58	22.30	19,783	.34		.37
12/31/2020	81.22	.43	41.28	41.71	(.53)	(2.18)	(2.71)	120.22	52.45	15,644	.35		.46
12/31/2019	69.96	.83	19.63	20.46	(.76)	(8.44)	(9.20)	81.22	31.11	10,841	.35		1.09
12/31/2018	77.85	.64	.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)	8,474	.34		.81
Class 1A:
6/30/2023[4,5]	75.61	.18	18.36	18.54	(.14)	(5.04)	(5.18)	88.97	24.86 [6]	246	.60	[7]	.43	[7]
12/31/2022	126.70	.39	(36.79)	(36.40)	(.38)	(14.31)	(14.69)	75.61	(29.93)	187	.60		.45
12/31/2021	119.59	.16	24.11	24.27	(.35)	(16.81)	(17.16)	126.70	21.97	121	.59		.13
12/31/2020	80.92	.20	41.05	41.25	(.40)	(2.18)	(2.58)	119.59	52.07	60	.60		.21
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18	.60		.85
12/31/2018	77.74	.47	.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10	.59		.60
Class 2:
6/30/2023[4,5]	75.41	.18	18.31	18.49	(.14)	(5.04)	(5.18)	88.72	24.87 [6]	17,095	.60	[7]	.43	[7]
12/31/2022	126.28	.35	(36.62)	(36.27)	(.29)	(14.31)	(14.60)	75.41	(29.94)	14,452	.60		.38
12/31/2021	119.18	.15	24.03	24.18	(.27)	(16.81)	(17.08)	126.28	21.97	21,986	.59		.12
12/31/2020	80.57	.19	40.89	41.08	(.29)	(2.18)	(2.47)	119.18	52.10	20,594	.60		.21
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885	.60		.83
12/31/2018	77.35	.44	.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701	.59		.55
Class 3:
6/30/2023[4,5]	77.09	.21	18.74	18.95	(.15)	(5.04)	(5.19)	90.85	24.91 [6]	224	.53	[7]	.50	[7]
12/31/2022	128.68	.42	(37.35)	(36.93)	(.35)	(14.31)	(14.66)	77.09	(29.89)	188	.53		.45
12/31/2021	121.13	.24	24.47	24.71	(.35)	(16.81)	(17.16)	128.68	22.07	302	.52		.19
12/31/2020	81.84	.26	41.56	41.82	(.35)	(2.18)	(2.53)	121.13	52.20	279	.53		.28
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213	.53		.90
12/31/2018	78.32	.50	.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187	.52		.62
Class 4:
6/30/2023[4,5]	73.64	.07	17.88	17.95	(.11)	(5.04)	(5.15)	86.44	24.72 [6]	3,067	.85	[7]	.18	[7]
12/31/2022	123.79	.12	(35.87)	(35.75)	(.09)	(14.31)	(14.40)	73.64	(30.11)	2,409	.85		.14
12/31/2021	117.24	(.15)	23.59	23.44	(.08)	(16.81)	(16.89)	123.79	21.69	3,214	.84		(.13)
12/31/2020	79.41	(.04)	40.24	40.20	(.19)	(2.18)	(2.37)	117.24	51.71	2,347	.85		(.04)
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513	.85		.59
12/31/2018	76.56	.24	.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076	.84		.31

Refer to the end of the tables for footnotes.

348	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

International Fund

Class 1:
6/30/2023[4,5]	$15.31	$.13	$1.78	$1.91	$(.04)	$—	$(.04)	$17.18	12.49%[6]	$3,347	.53%[7]		1.60%[7]
12/31/2022	22.70	.34	(4.79)	(4.45)	(.34)	(2.60)	(2.94)	15.31	(20.57)	3,157	.54		1.95
12/31/2021	23.64	.38	(.67)	(.29)	(.65)	—	(.65)	22.70	(1.23)	4,747	.55		1.57
12/31/2020	20.86	.14	2.82	2.96	(.18)	—	(.18)	23.64	14.28	5,652	.55		.71
12/31/2019	17.66	.30	3.74	4.04	(.34)	(.50)	(.84)	20.86	23.21	5,353	.54		1.54
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811	.53		1.62
Class 1A:
6/30/2023[4,5]	15.23	.11	1.77	1.88	(.04)	—	(.04)	17.07	12.38 [6]	11	.78	[7]	1.36	[7]
12/31/2022	22.61	.30	(4.78)	(4.48)	(.30)	(2.60)	(2.90)	15.23	(20.80)	10	.79		1.73
12/31/2021	23.55	.33	(.67)	(.34)	(.60)	—	(.60)	22.61	(1.47)	12	.80		1.39
12/31/2020	20.80	.08	2.81	2.89	(.14)	—	(.14)	23.55	13.96	10	.80		.43
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7	.79		1.27
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5	.78		1.32
Class 2:
6/30/2023[4,5]	15.23	.11	1.77	1.88	(.03)	—	(.03)	17.08	12.38 [6]	3,349	.78	[7]	1.35	[7]
12/31/2022	22.60	.29	(4.76)	(4.47)	(.30)	(2.60)	(2.90)	15.23	(20.79)	3,164	.79		1.71
12/31/2021	23.54	.33	(.68)	(.35)	(.59)	—	(.59)	22.60	(1.49)	4,190	.80		1.35
12/31/2020	20.78	.09	2.80	2.89	(.13)	—	(.13)	23.54	13.97	4,481	.80		.46
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311	.79		1.29
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875	.78		1.40
Class 3:
6/30/2023[4,5]	15.35	.12	1.79	1.91	(.04)	—	(.04)	17.22	12.42 [6]	17	.71	[7]	1.42	[7]
12/31/2022	22.76	.31	(4.81)	(4.50)	(.31)	(2.60)	(2.91)	15.35	(20.76)	16	.72		1.78
12/31/2021	23.69	.34	(.67)	(.33)	(.60)	—	(.60)	22.76	(1.39)	21	.73		1.41
12/31/2020	20.92	.10	2.81	2.91	(.14)	—	(.14)	23.69	14.00	25	.73		.53
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25	.72		1.37
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24	.71		1.48
Class 4:
6/30/2023[4,5]	14.99	.09	1.74	1.83	(.03)	—	(.03)	16.79	12.27 [6]	404	1.03	[7]	1.10	[7]
12/31/2022	22.31	.25	(4.71)	(4.46)	(.26)	(2.60)	(2.86)	14.99	(21.02)	373	1.04		1.47
12/31/2021	23.25	.27	(.67)	(.40)	(.54)	—	(.54)	22.31	(1.71)	459	1.05		1.13
12/31/2020	20.54	.04	2.76	2.80	(.09)	—	(.09)	23.25	13.66	423	1.05		.21
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04		1.03
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03		1.13

Refer to the end of the tables for footnotes.

American Funds Insurance Series	349

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

New World Fund

Class 1:
6/30/2023[4,5]	$22.30	$.24	$2.43	$2.67	$(.07)	$—	$(.07)	$24.90	11.97%[6]	$1,774	.64%[7]		.57%[7]		2.01%[7]
12/31/2022	31.83	.37	(7.17)	(6.80)	(.39)	(2.34)	(2.73)	22.30	(21.86)	1,610	.68		.57		1.48
12/31/2021	31.59	.29	1.38	1.67	(.36)	(1.07)	(1.43)	31.83	5.16	2,443	.74		.56		.88
12/31/2020	25.84	.15	5.93	6.08	(.06)	(.27)	(.33)	31.59	23.89	2,309	.76		.64		.58
12/31/2019	20.98	.28	5.79	6.07	(.29)	(.92)	(1.21)	25.84	29.47	2,129	.76		.76		1.18
12/31/2018	25.30	.27	(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702	.77		.77		1.11
Class 1A:
6/30/2023[4,5]	22.19	.21	2.42	2.63	(.06)	—	(.06)	24.76	11.85 [6]	10	.89	[7]	.82	[7]	1.76	[7]
12/31/2022	31.70	.30	(7.15)	(6.85)	(.32)	(2.34)	(2.66)	22.19	(22.09)	9	.93		.82		1.24
12/31/2021	31.43	.17	1.41	1.58	(.24)	(1.07)	(1.31)	31.70	4.90	12	.99		.81		.54
12/31/2020	25.74	.07	5.92	5.99	(.03)	(.27)	(.30)	31.43	23.63	18	1.01		.87		.26
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01		1.01		.92
12/31/2018	25.25	.21	(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02		1.02		.91
Class 2:
6/30/2023[4,5]	22.02	.20	2.41	2.61	(.06)	—	(.06)	24.57	11.85 [6]	810	.89	[7]	.82	[7]	1.75	[7]
12/31/2022	31.48	.30	(7.10)	(6.80)	(.32)	(2.34)	(2.66)	22.02	(22.10)	764	.93		.82		1.24
12/31/2021	31.25	.20	1.38	1.58	(.28)	(1.07)	(1.35)	31.48	4.92	1,086	.99		.81		.63
12/31/2020	25.59	.08	5.87	5.95	(.02)	(.27)	(.29)	31.25	23.58	1,109	1.01		.89		.34
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01		1.01		.93
12/31/2018	25.07	.20	(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02		1.02		.85
Class 4:
6/30/2023[4,5]	21.84	.17	2.39	2.56	(.05)	—	(.05)	24.35	11.72 [6]	765	1.14	[7]	1.07	[7]	1.51	[7]
12/31/2022	31.24	.24	(7.03)	(6.79)	(.27)	(2.34)	(2.61)	21.84	(22.25)	701	1.18		1.07		.99
12/31/2021	31.04	.12	1.36	1.48	(.21)	(1.07)	(1.28)	31.24	4.63	906	1.24		1.06		.38
12/31/2020	25.47	.02	5.83	5.85	(.01)	(.27)	(.28)	31.04	23.29	807	1.26		1.14		.08
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26		1.26		.67
12/31/2018	24.99	.14	(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27		1.27		.61

Refer to the end of the tables for footnotes.

350	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Washington Mutual Investors Fund

Class 1:
6/30/2023[4,5]	$12.69	$.14	$.85	$.99	$(.06)	$(.12)	$(.18)	$13.50	7.89%[6]	$5,860	.41%[7]		.27%[7]		2.15%[7]
12/31/2022	18.09	.31	(1.69)	(1.38)	(.30)	(3.72)	(4.02)	12.69	(8.28)	5,507	.41		.26		2.13
12/31/2021	14.35	.29	3.73	4.02	(.28)	—	(.28)	18.09	28.12	6,766	.42		.31		1.79
12/31/2020	13.56	.25	.95	1.20	(.26)	(.15)	(.41)	14.35	9.04	5,684	.43		.43		2.00
12/31/2019	12.38	.30	2.25	2.55	(.30)	(1.07)	(1.37)	13.56	21.66	5,559	.42		.42		2.28
12/31/2018	14.96	.31	(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810	.41		.41		2.13
Class 1A:
6/30/2023[4,5]	12.61	.11	.86	.97	(.05)	(.12)	(.17)	13.41	7.71 [6]	22	.66	[7]	.52	[7]	1.77	[7]
12/31/2022	17.96	.27	(1.67)	(1.40)	(.23)	(3.72)	(3.95)	12.61	(8.45)	64	.66		.51		1.76
12/31/2021	14.28	.27	3.67	3.94	(.26)	—	(.26)	17.96	27.70	169	.67		.53		1.62
12/31/2020	13.51	.23	.93	1.16	(.24)	(.15)	(.39)	14.28	8.79	25	.67		.67		1.78
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9	.67		.67		2.03
12/31/2018	14.94	.26	(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3	.66		.66		1.84
Class 2:
6/30/2023[4,5]	12.46	.12	.83	.95	(.06)	(.12)	(.18)	13.23	7.67 [6]	2,854	.66	[7]	.52	[7]	1.89	[7]
12/31/2022	17.83	.26	(1.65)	(1.39)	(.26)	(3.72)	(3.98)	12.46	(8.45)	2,775	.66		.51		1.88
12/31/2021	14.15	.25	3.67	3.92	(.24)	—	(.24)	17.83	27.78	3,426	.67		.56		1.54
12/31/2020	13.39	.22	.91	1.13	(.22)	(.15)	(.37)	14.15	8.68	3,082	.68		.68		1.75
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093	.67		.67		2.03
12/31/2018	14.80	.27	(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850	.66		.66		1.88
Class 4:
6/30/2023[4,5]	12.34	.10	.82	.92	(.05)	(.12)	(.17)	13.09	7.54 [6]	1,203	.91	[7]	.77	[7]	1.65	[7]
12/31/2022	17.71	.23	(1.64)	(1.41)	(.24)	(3.72)	(3.96)	12.34	(8.69)	1,098	.91		.77		1.64
12/31/2021	14.06	.21	3.65	3.86	(.21)	—	(.21)	17.71	27.51	1,104	.92		.81		1.30
12/31/2020	13.31	.19	.91	1.10	(.20)	(.15)	(.35)	14.06	8.47	788	.93		.93		1.51
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621	.92		.92		1.78
12/31/2018	14.77	.23	(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368	.91		.91		1.62

Refer to the end of the tables for footnotes.

American Funds Insurance Series	351

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Capital World Growth and Income Fund

Class 1:
6/30/2023[4,5]	$11.67	$.15	$1.31	$1.46	$(.05)	$—	$(.05)	$13.08	12.54%[6]	$575	.52%[7]		.41%[7]		2.38%[7]
12/31/2022	18.42	.32	(3.28)	(2.96)	(.34)	(3.45)	(3.79)	11.67	(17.13)	548	.57		.41		2.36
12/31/2021	16.67	.38	2.10	2.48	(.33)	(.40)	(.73)	18.42	15.03	812	.63		.47		2.14
12/31/2020	15.92	.22	1.14	1.36	(.23)	(.38)	(.61)	16.67	9.03	657	.66		.66		1.49
12/31/2019	13.02	.31	3.67	3.98	(.32)	(.76)	(1.08)	15.92	31.39	625	.65		.65		2.08
12/31/2018	15.81	.29	(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492	.63		.63		1.94
Class 1A:
6/30/2023[4,5]	11.61	.13	1.31	1.44	(.05)	—	(.05)	13.00	12.39 [6]	6	.77	[7]	.66	[7]	2.15	[7]
12/31/2022	18.34	.28	(3.25)	(2.97)	(.31)	(3.45)	(3.76)	11.61	(17.29)	6	.82		.66		2.13
12/31/2021	16.62	.37	2.06	2.43	(.31)	(.40)	(.71)	18.34	14.71	7	.88		.70		2.08
12/31/2020	15.88	.18	1.13	1.31	(.19)	(.38)	(.57)	16.62	8.78	2	.90		.90		1.23
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2	.90		.90		1.77
12/31/2018	15.81	.26	(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1	.88		.88		1.74
Class 2:
6/30/2023[4,5]	11.64	.13	1.32	1.45	(.05)	—	(.05)	13.04	12.44 [6]	1,032	.77	[7]	.66	[7]	2.13	[7]
12/31/2022	18.38	.28	(3.26)	(2.98)	(.31)	(3.45)	(3.76)	11.64	(17.33)	983	.82		.66		2.11
12/31/2021	16.63	.33	2.11	2.44	(.29)	(.40)	(.69)	18.38	14.78	1,340	.88		.73		1.85
12/31/2020	15.89	.18	1.13	1.31	(.19)	(.38)	(.57)	16.63	8.73	1,349	.91		.91		1.23
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366	.90		.90		1.84
12/31/2018	15.78	.26	(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228	.88		.88		1.70
Class 4:
6/30/2023[4,5]	11.35	.11	1.28	1.39	(.04)	—	(.04)	12.70	12.28 [6]	209	1.02	[7]	.91	[7]	1.89	[7]
12/31/2022	18.04	.24	(3.20)	(2.96)	(.28)	(3.45)	(3.73)	11.35	(17.57)	188	1.07		.91		1.86
12/31/2021	16.35	.29	2.06	2.35	(.26)	(.40)	(.66)	18.04	14.46	225	1.13		.97		1.65
12/31/2020	15.63	.14	1.12	1.26	(.16)	(.38)	(.54)	16.35	8.55	166	1.16		1.16		.97
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145	1.15		1.15		1.56
12/31/2018	15.60	.21	(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95	1.13		1.13		1.43

Refer to the end of the tables for footnotes.

352	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

Growth-Income Fund

Class 1:
6/30/2023[4,5]	$50.21	$.44	$6.91	$7.35	$(.20)	$(2.89)	$(3.09)	$54.47	14.84%[6]	$21,340	.29%[7]		1.66%[7]
12/31/2022	67.35	.85	(11.50)	(10.65)	(.83)	(5.66)	(6.49)	50.21	(16.28)	19,692	.29		1.54
12/31/2021	55.38	.79	12.64	13.43	(.86)	(.60)	(1.46)	67.35	24.42	25,507	.29		1.28
12/31/2020	50.71	.75	6.02	6.77	(.80)	(1.30)	(2.10)	55.38	13.81	22,903	.29		1.52
12/31/2019	45.39	1.00	10.40	11.40	(.92)	(5.16)	(6.08)	50.71	26.46	21,057	.29		2.05
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783	.28		1.65
Class 1A:
6/30/2023[4,5]	49.93	.37	6.86	7.23	(.18)	(2.89)	(3.07)	54.09	14.68 [6]	32	.54	[7]	1.42	[7]
12/31/2022	67.02	.71	(11.44)	(10.73)	(.70)	(5.66)	(6.36)	49.93	(16.48)	28	.54		1.30
12/31/2021	55.16	.65	12.55	13.20	(.74)	(.60)	(1.34)	67.02	24.08	32	.53		1.04
12/31/2020	50.54	.63	5.99	6.62	(.70)	(1.30)	(2.00)	55.16	13.55	16	.54		1.28
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11	.54		1.82
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7	.53		1.43
Class 2:
6/30/2023[4,5]	49.46	.37	6.79	7.16	(.17)	(2.89)	(3.06)	53.56	14.70 [6]	12,482	.54	[7]	1.41	[7]
12/31/2022	66.44	.70	(11.33)	(10.63)	(.69)	(5.66)	(6.35)	49.46	(16.50)	11,508	.54		1.29
12/31/2021	54.66	.63	12.45	13.08	(.70)	(.60)	(1.30)	66.44	24.10	15,319	.54		1.03
12/31/2020	50.08	.62	5.93	6.55	(.67)	(1.30)	(1.97)	54.66	13.54	14,012	.54		1.27
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586	.53		1.80
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035	.53		1.40
Class 3:
6/30/2023[4,5]	50.33	.39	6.92	7.31	(.18)	(2.89)	(3.07)	54.57	14.74 [6]	136	.47	[7]	1.48	[7]
12/31/2022	67.48	.75	(11.51)	(10.76)	(.73)	(5.66)	(6.39)	50.33	(16.43)	125	.47		1.36
12/31/2021	55.49	.68	12.65	13.33	(.74)	(.60)	(1.34)	67.48	24.18	166	.47		1.10
12/31/2020	50.81	.66	6.02	6.68	(.70)	(1.30)	(2.00)	55.49	13.60	154	.47		1.34
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156	.46		1.87
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140	.46		1.47
Class 4:
6/30/2023[4,5]	48.72	.30	6.69	6.99	(.16)	(2.89)	(3.05)	52.66	14.55 [6]	1,854	.79	[7]	1.16	[7]
12/31/2022	65.57	.56	(11.18)	(10.62)	(.57)	(5.66)	(6.23)	48.72	(16.70)	1,630	.79		1.05
12/31/2021	53.99	.48	12.28	12.76	(.58)	(.60)	(1.18)	65.57	23.80	1,928	.79		.79
12/31/2020	49.52	.49	5.85	6.34	(.57)	(1.30)	(1.87)	53.99	13.25	1,407	.79		1.02
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216	.79		1.56
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899	.78		1.15

Refer to the end of the tables for footnotes.

American Funds Insurance Series	353

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

International Growth and Income Fund

Class 1:
6/30/2023[4,5]	$8.94	$.17	$.75	$.92	$(.04)	$—	$(.04)	$9.82	10.31%[6]	$16	.55%[7]		.54%[7]		3.48%[7]
12/31/2022	19.62	.39	(3.09)	(2.70)	(.28)	(7.70)	(7.98)	8.94	(15.00)	13	.64		.54		3.29
12/31/2021	19.01	.54	.53	1.07	(.46)	—	(.46)	19.62	5.64	30	.67		.67		2.70
12/31/2020	18.18	.27	.85	1.12	(.29)	—	(.29)	19.01	6.24	1,120	.68		.68		1.70
12/31/2019	15.35	.46	3.03	3.49	(.47)	(.19)	(.66)	18.18	23.06	1,140	.66		.66		2.73
12/31/2018	17.72	.45	(2.39)	(1.94)	(.43)	—	(.43)	15.35	(11.00)	1,034	.65		.65		2.62
Class 1A:
6/30/2023[4,5]	8.70	.15	.74	.89	(.04)	—	(.04)	9.55	10.21 [6]	6	.80	[7]	.79	[7]	3.18	[7]
12/31/2022	19.39	.35	(3.05)	(2.70)	(.29)	(7.70)	(7.99)	8.70	(15.31)	5	.88		.79		3.15
12/31/2021	18.97	.50	.52	1.02	(.60)	—	(.60)	19.39	5.39	6	.94		.92		2.50
12/31/2020	18.15	.22	.85	1.07	(.25)	—	(.25)	18.97	5.98	3	.93		.93		1.38
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2	.91		.91		2.41
12/31/2018	17.70	.41	(2.39)	(1.98)	(.39)	—	(.39)	15.33	(11.24)	2	.90		.90		2.35
Class 2:
6/30/2023[4,5]	8.70	.14	.75	.89	(.04)	—	(.04)	9.55	10.20 [6]	165	.80	[7]	.79	[7]	3.13	[7]
12/31/2022	19.38	.36	(3.05)	(2.69)	(.29)	(7.70)	(7.99)	8.70	(15.25)	162	.88		.78		3.24
12/31/2021	18.95	.48	.53	1.01	(.58)	—	(.58)	19.38	5.37	211	.93		.92		2.44
12/31/2020	18.12	.23	.85	1.08	(.25)	—	(.25)	18.95	6.01	221	.93		.93		1.43
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257	.91		.91		2.49
12/31/2018	17.66	.41	(2.38)	(1.97)	(.39)	—	(.39)	15.30	(11.23)	230	.90		.90		2.38
Class 4:
6/30/2023[4,5]	8.56	.13	.73	.86	(.03)	—	(.03)	9.39	10.10 [6]	135	1.05	[7]	1.04	[7]	2.91	[7]
12/31/2022	19.23	.33	(3.04)	(2.71)	(.26)	(7.70)	(7.96)	8.56	(15.52)	121	1.13		1.04		3.01
12/31/2021	18.82	.44	.51	.95	(.54)	—	(.54)	19.23	5.09	132	1.18		1.17		2.21
12/31/2020	18.01	.19	.83	1.02	(.21)	—	(.21)	18.82	5.73	112	1.18		1.18		1.19
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101	1.16		1.16		2.18
12/31/2018	17.58	.36	(2.36)	(2.00)	(.36)	—	(.36)	15.22	(11.46)	71	1.15		1.15		2.10

Refer to the end of the tables for footnotes.

354	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Capital Income Builder

Class 1:
6/30/2023[4,5]	$10.99	$.22	$.18	$.40	$(.14)	$—	$(.14)	$11.25	3.67%[6]	$615	.40%[7]		.26%[7]		3.98%[7]
12/31/2022	12.17	.37	(1.21)	(.84)	(.34)	—	(.34)	10.99	(6.90)	586	.44		.26		3.31
12/31/2021	10.87	.37	1.28	1.65	(.35)	—	(.35)	12.17	15.31	563	.53		.27		3.19
12/31/2020	10.73	.31	.15	.46	(.32)	—	(.32)	10.87	4.64	621	.53		.35		3.07
12/31/2019	9.37	.32	1.36	1.68	(.32)	—	(.32)	10.73	18.16	533	.53		.53		3.17
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317	.54		.54		3.08
Class 1A:
6/30/2023[4,5]	10.98	.21	.18	.39	(.13)	—	(.13)	11.24	3.54 [6]	10	.65	[7]	.51	[7]	3.72	[7]
12/31/2022	12.15	.34	(1.19)	(.85)	(.32)	—	(.32)	10.98	(7.06)	10	.69		.52		3.06
12/31/2021	10.86	.34	1.27	1.61	(.32)	—	(.32)	12.15	14.95	10	.78		.52		2.94
12/31/2020	10.72	.28	.16	.44	(.30)	—	(.30)	10.86	4.38	6	.78		.60		2.81
12/31/2019	9.36	.29	1.37	1.66	(.30)	—	(.30)	10.72	17.90	6	.78		.78		2.84
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2	.79		.79		2.82
Class 2:
6/30/2023[4,5]	10.98	.21	.18	.39	(.13)	—	(.13)	11.24	3.55 [6]	14	.65	[7]	.51	[7]	3.74	[7]
12/31/2022	12.16	.34	(1.20)	(.86)	(.32)	—	(.32)	10.98	(7.13)	13	.69		.51		3.06
12/31/2021	10.87	.34	1.27	1.61	(.32)	—	(.32)	12.16	14.94	13	.78		.52		2.93
12/31/2020	10.72	.29	.16	.45	(.30)	—	(.30)	10.87	4.48	8	.78		.60		2.83
12/31/2019	9.36	.30	1.35	1.65	(.29)	—	(.29)	10.72	17.89	6	.78		.78		2.91
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4	.79		.79		2.83
Class 4:
6/30/2023[4,5]	10.96	.19	.19	.38	(.11)	—	(.11)	11.23	3.51 [6]	552	.90	[7]	.76	[7]	3.48	[7]
12/31/2022	12.14	.31	(1.20)	(.89)	(.29)	—	(.29)	10.96	(7.37)	530	.94		.76		2.81
12/31/2021	10.85	.31	1.27	1.58	(.29)	—	(.29)	12.14	14.68	559	1.03		.77		2.69
12/31/2020	10.71	.26	.15	.41	(.27)	—	(.27)	10.85	4.11	462	1.03		.85		2.55
12/31/2019	9.35	.27	1.36	1.63	(.27)	—	(.27)	10.71	17.62	454	1.03		1.03		2.68
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352	1.04		1.04		2.58

Refer to the end of the tables for footnotes.

American Funds Insurance Series	355

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

Asset Allocation Fund

Class 1:
6/30/2023[4,5]	$22.20	$.26	$1.29	$1.55	$(.12)	$(.89)	$(1.01)	$22.74	7.07%[6]	$15,366	.30%[7]		2.36%[7]
12/31/2022	29.08	.52	(4.24)	(3.72)	(.51)	(2.65)	(3.16)	22.20	(13.19)	15,138	.30		2.15
12/31/2021	26.50	.48	3.54	4.02	(.50)	(.94)	(1.44)	29.08	15.40	18,836	.30		1.71
12/31/2020	24.05	.43	2.59	3.02	(.46)	(.11)	(.57)	26.50	12.71	19,238	.30		1.80
12/31/2019	21.29	.51	3.94	4.45	(.50)	(1.19)	(1.69)	24.05	21.54	17,730	.29		2.21
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627	.28		2.04
Class 1A:
6/30/2023[4,5]	22.10	.24	1.27	1.51	(.11)	(.89)	(1.00)	22.61	6.97 [6]	28	.55	[7]	2.10	[7]
12/31/2022	28.97	.46	(4.22)	(3.76)	(.46)	(2.65)	(3.11)	22.10	(13.43)	27	.55		1.95
12/31/2021	26.42	.42	3.52	3.94	(.45)	(.94)	(1.39)	28.97	15.13	24	.55		1.49
12/31/2020	23.99	.37	2.58	2.95	(.41)	(.11)	(.52)	26.42	12.43	14	.55		1.56
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11	.54		1.95
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7	.53		1.82
Class 2:
6/30/2023[4,5]	21.91	.23	1.26	1.49	(.11)	(.89)	(1.00)	22.40	6.89 [6]	4,262	.55	[7]	2.11	[7]
12/31/2022	28.74	.46	(4.19)	(3.73)	(.45)	(2.65)	(3.10)	21.91	(13.41)	4,228	.55		1.90
12/31/2021	26.21	.41	3.49	3.90	(.43)	(.94)	(1.37)	28.74	15.10	5,473	.55		1.46
12/31/2020	23.79	.37	2.56	2.93	(.40)	(.11)	(.51)	26.21	12.46	5,242	.55		1.55
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154	.54		1.96
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668	.53		1.78
Class 3:
6/30/2023[4,5]	22.23	.25	1.28	1.53	(.11)	(.89)	(1.00)	22.76	6.99 [6]	29	.48	[7]	2.18	[7]
12/31/2022	29.12	.48	(4.25)	(3.77)	(.47)	(2.65)	(3.12)	22.23	(13.37)	28	.48		1.97
12/31/2021	26.53	.43	3.55	3.98	(.45)	(.94)	(1.39)	29.12	15.22	36	.48		1.53
12/31/2020	24.08	.39	2.59	2.98	(.42)	(.11)	(.53)	26.53	12.50	33	.48		1.62
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32	.47		2.02
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29	.46		1.85
Class 4:
6/30/2023[4,5]	21.75	.20	1.25	1.45	(.10)	(.89)	(.99)	22.21	6.81 [6]	5,605	.80	[7]	1.86	[7]
12/31/2022	28.56	.39	(4.16)	(3.77)	(.39)	(2.65)	(3.04)	21.75	(13.66)	5,380	.80		1.66
12/31/2021	26.06	.34	3.47	3.81	(.37)	(.94)	(1.31)	28.56	14.84	6,337	.80		1.22
12/31/2020	23.67	.31	2.54	2.85	(.35)	(.11)	(.46)	26.06	12.16	5,131	.80		1.30
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493	.79		1.71
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594	.78		1.54

Refer to the end of the tables for footnotes.

356	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

American Funds Global Balanced Fund

Class 1:
6/30/2023[4,5]	$12.55	$.19	$.75	$.94	$(.10)	$(1.57)	$(1.67)	$11.82	7.74%[6]	$98	.51%[7]		.50%[7]		2.91%[7]
12/31/2022	14.73	.26	(2.37)	(2.11)	—	(.07)	(.07)	12.55	(14.33)	96	.59		.58		1.99
12/31/2021	14.19	.18	1.37	1.55	(.19)	(.82)	(1.01)	14.73	11.05	120	.73		.73		1.24
12/31/2020	13.51	.17	1.24	1.41	(.19)	(.54)	(.73)	14.19	10.53	139	.72		.72		1.29
12/31/2019	11.67	.24	2.17	2.41	(.20)	(.37)	(.57)	13.51	20.79	134	.72		.72		1.88
12/31/2018	12.75	.23	(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110	.72		.72		1.82
Class 1A:
6/30/2023[4,5]	12.49	.17	.75	.92	(.09)	(1.57)	(1.66)	11.75	7.65 [6]	2	.76	[7]	.75	[7]	2.67	[7]
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07)	(.07)	12.49	(14.56)	3	.84		.84		1.71
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.83	4	.98		.98		1.02
12/31/2020	13.49	.14	1.23	1.37	(.16)	(.54)	(.70)	14.16	10.25	3	.97		.97		1.03
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2	.97		.97		1.63
12/31/2018	12.74	.18	(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2	.98		.98		1.44
Class 2:
6/30/2023[4,5]	12.49	.17	.75	.92	(.09)	(1.57)	(1.66)	11.75	7.64 [6]	161	.76	[7]	.75	[7]	2.67	[7]
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07)	(.07)	12.49	(14.56)	158	.84		.83		1.73
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.79	208	.98		.98		1.01
12/31/2020	13.48	.14	1.23	1.37	(.15)	(.54)	(.69)	14.16	10.30	208	.97		.97		1.03
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207	.97		.97		1.64
12/31/2018	12.72	.20	(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185	.97		.97		1.57
Class 4:
6/30/2023[4,5]	12.32	.15	.75	.90	(.09)	(1.57)	(1.66)	11.56	7.55 [6]	121	1.01	[7]	1.00	[7]	2.43	[7]
12/31/2022	14.53	.19	(2.33)	(2.14)	—	(.07)	(.07)	12.32	(14.73)	111	1.09		1.08		1.49
12/31/2021	14.02	.11	1.34	1.45	(.12)	(.82)	(.94)	14.53	10.46	135	1.23		1.23		.77
12/31/2020	13.36	.10	1.22	1.32	(.12)	(.54)	(.66)	14.02	10.00	105	1.22		1.22		.78
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94	1.22		1.22		1.37
12/31/2018	12.63	.17	(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69	1.22		1.22		1.34

Refer to the end of the tables for footnotes.

American Funds Insurance Series	357

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

The Bond Fund of America

Class 1:
6/30/2023[4,5]	$9.41	$.18	$(.03)	$.15	$(.06)	$—	$(.06)	$9.50	1.55%[6]	$6,603	.39%[7]		.20%[7]		3.85%[7]
12/31/2022	11.21	.31	(1.67)	(1.36)	(.32)	(.12)	(.44)	9.41	(12.26)	6,370	.39		.20		3.09
12/31/2021	11.89	.21	(.23)	(.02)	(.19)	(.47)	(.66)	11.21	(.14)	8,555	.39		.26		1.84
12/31/2020	11.17	.23	.87	1.10	(.27)	(.11)	(.38)	11.89	9.96	6,844	.40		.40		2.00
12/31/2019	10.47	.30	.71	1.01	(.31)	—	(.31)	11.17	9.70	6,481	.39		.39		2.76
12/31/2018	10.82	.29	(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962	.38		.38		2.70
Class 1A:
6/30/2023[4,5]	9.35	.17	(.04)	.13	(.05)	—	(.05)	9.43	1.42 [6]	236	.64	[7]	.45	[7]	3.60	[7]
12/31/2022	11.16	.31	(1.69)	(1.38)	(.31)	(.12)	(.43)	9.35	(12.49)	220	.64		.45		3.15
12/31/2021	11.84	.18	(.23)	(.05)	(.16)	(.47)	(.63)	11.16	(.36)	12	.64		.51		1.59
12/31/2020	11.13	.20	.87	1.07	(.25)	(.11)	(.36)	11.84	9.68	9	.65		.65		1.74
12/31/2019	10.45	.27	.71	.98	(.30)	—	(.30)	11.13	9.36	7	.64		.64		2.48
12/31/2018	10.80	.26	(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3	.63		.63		2.50
Class 2:
6/30/2023[4,5]	9.27	.17	(.03)	.14	(.05)	—	(.05)	9.36	1.53 [6]	2,848	.64	[7]	.45	[7]	3.59	[7]
12/31/2022	11.06	.28	(1.66)	(1.38)	(.29)	(.12)	(.41)	9.27	(12.58)	2,844	.64		.45		2.84
12/31/2021	11.73	.18	(.22)	(.04)	(.16)	(.47)	(.63)	11.06	(.31)	3,729	.64		.52		1.57
12/31/2020	11.02	.20	.86	1.06	(.24)	(.11)	(.35)	11.73	9.73	3,840	.65		.65		1.75
12/31/2019	10.34	.27	.70	.97	(.29)	—	(.29)	11.02	9.36	3,561	.64		.64		2.51
12/31/2018	10.69	.26	(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524	.63		.63		2.45
Class 4:
6/30/2023[4,5]	9.23	.16	(.03)	.13	(.05)	—	(.05)	9.31	1.40 [6]	853	.89	[7]	.70	[7]	3.35	[7]
12/31/2022	11.01	.26	(1.65)	(1.39)	(.27)	(.12)	(.39)	9.23	(12.75)	787	.89		.70		2.61
12/31/2021	11.69	.15	(.22)	(.07)	(.14)	(.47)	(.61)	11.01	(.59)	891	.89		.76		1.34
12/31/2020	11.00	.17	.85	1.02	(.22)	(.11)	(.33)	11.69	9.38	714	.90		.90		1.48
12/31/2019	10.33	.24	.70	.94	(.27)	—	(.27)	11.00	9.08	502	.89		.89		2.25
12/31/2018	10.68	.23	(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366	.88		.88		2.22

Refer to the end of the tables for footnotes.

358	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Capital World Bond Fund

Class 1:
6/30/2023[4,5]	$9.55	$.15	$— [8]	$.15	$—	$—	$—	$9.70	1.57%[6]	$653	.48%[7]		.48%[7]		3.11%[7]
12/31/2022	11.79	.25	(2.30)	(2.05)	(.03)	(.16)	(.19)	9.55	(17.43)	663	.51		.48		2.43
12/31/2021	12.94	.25	(.85)	(.60)	(.24)	(.31)	(.55)	11.79	(4.73)	988	.60		.50		2.06
12/31/2020	12.12	.26	.95	1.21	(.18)	(.21)	(.39)	12.94	10.17	1,219	.59		.52		2.08
12/31/2019	11.42	.31	.61	.92	(.22)	—	(.22)	12.12	8.08	1,077	.58		.58		2.60
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015	.57		.57		2.56
Class 1A:
6/30/2023[4,5]	9.50	.14	— [8]	.14	—	—	—	9.64	1.47 [6]	1	.72	[7]	.72	[7]	2.86	[7]
12/31/2022	11.76	.22	(2.30)	(2.08)	(.02)	(.16)	(.18)	9.50	(17.69)	1	.76		.73		2.19
12/31/2021	12.91	.23	(.85)	(.62)	(.22)	(.31)	(.53)	11.76	(4.88)	1	.85		.75		1.85
12/31/2020	12.10	.23	.95	1.18	(.16)	(.21)	(.37)	12.91	9.89	1	.83		.76		1.83
12/31/2019	11.41	.28	.60	.88	(.19)	—	(.19)	12.10	7.75	1	.83		.83		2.35
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1	.82		.82		2.36
Class 2:
6/30/2023[4,5]	9.45	.14	— [8]	.14	—	—	—	9.59	1.48 [6]	751	.73	[7]	.73	[7]	2.86	[7]
12/31/2022	11.70	.22	(2.29)	(2.07)	(.02)	(.16)	(.18)	9.45	(17.70)	765	.76		.73		2.18
12/31/2021	12.84	.22	(.84)	(.62)	(.21)	(.31)	(.52)	11.70	(4.92)	1,030	.85		.75		1.82
12/31/2020	12.03	.22	.95	1.17	(.15)	(.21)	(.36)	12.84	9.90	1,058	.84		.77		1.83
12/31/2019	11.34	.28	.60	.88	(.19)	—	(.19)	12.03	7.77	1,002	.83		.83		2.35
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032	.82		.82		2.32
Class 4:
6/30/2023[4,5]	9.33	.12	— [8]	.12	—	—	—	9.45	1.29 [6]	54	.98	[7]	.98	[7]	2.61	[7]
12/31/2022	11.57	.19	(2.25)	(2.06)	(.02)	(.16)	(.18)	9.33	(17.84)	53	1.01		.98		1.94
12/31/2021	12.71	.19	(.84)	(.65)	(.18)	(.31)	(.49)	11.57	(5.18)	66	1.10		1.00		1.57
12/31/2020	11.92	.19	.94	1.13	(.13)	(.21)	(.34)	12.71	9.62	61	1.09		1.02		1.58
12/31/2019	11.24	.24	.60	.84	(.16)	—	(.16)	11.92	7.54	49	1.08		1.08		2.09
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40	1.07		1.07		2.09

Refer to the end of the tables for footnotes.

American Funds Insurance Series	359

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

American High-Income Trust

Class 1:
6/30/2023[4,5]	$8.53	$.29	$.08	$.37	$(.10)	$—	$(.10)	$8.80	4.37%[6]	$217	.44%[7]		.30%[7]		6.74%[7]
12/31/2022	10.19	.56	(1.47)	(.91)	(.75)	—	(.75)	8.53	(9.01)	224	.47		.32		5.95
12/31/2021	9.80	.51	.34	.85	(.46)	—	(.46)	10.19	8.74	278	.53		.37		4.95
12/31/2020	9.87	.61	.17	.78	(.85)	—	(.85)	9.80	8.21	123	.52		.52		6.46
12/31/2019	9.34	.67	.52	1.19	(.66)	—	(.66)	9.87	12.85	525	.51		.51		6.71
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	—	(.65)	9.34	(2.15)	501	.50		.50		6.32
Class 1A:
6/30/2023[4,5]	8.51	.28	.08	.36	(.10)	—	(.10)	8.77	4.36 [6]	2	.69	[7]	.55	[7]	6.51	[7]
12/31/2022	10.16	.53	(1.46)	(.93)	(.72)	—	(.72)	8.51	(9.29)	1	.72		.57		5.70
12/31/2021	9.78	.49	.33	.82	(.44)	—	(.44)	10.16	8.42	1	.78		.64		4.75
12/31/2020	9.86	.56	.20	.76	(.84)	—	(.84)	9.78	7.94	1	.78		.78		5.85
12/31/2019	9.33	.65	.51	1.16	(.63)	—	(.63)	9.86	12.61	1	.75		.75		6.47
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	—	(.63)	9.33	(2.35)	1	.75		.75		6.11
Class 2:
6/30/2023[4,5]	8.35	.28	.07	.35	(.10)	—	(.10)	8.60	4.30 [6]	522	.69	[7]	.55	[7]	6.49	[7]
12/31/2022	9.98	.52	(1.43)	(.91)	(.72)	—	(.72)	8.35	(9.26)	521	.72		.57		5.68
12/31/2021	9.61	.48	.33	.81	(.44)	—	(.44)	9.98	8.42	673	.78		.65		4.80
12/31/2020	9.70	.55	.19	.74	(.83)	—	(.83)	9.61	7.94	665	.78		.78		5.88
12/31/2019	9.19	.64	.50	1.14	(.63)	—	(.63)	9.70	12.55	667	.76		.76		6.45
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	—	(.62)	9.19	(2.34)	661	.75		.75		6.07
Class 3:
6/30/2023[4,5]	8.58	.29	.08	.37	(.10)	—	(.10)	8.85	4.43 [6]	8	.62	[7]	.48	[7]	6.56	[7]
12/31/2022	10.24	.54	(1.47)	(.93)	(.73)	—	(.73)	8.58	(9.25)	9	.65		.50		5.76
12/31/2021	9.84	.50	.34	.84	(.44)	—	(.44)	10.24	8.60	10	.71		.58		4.86
12/31/2020	9.92	.57	.19	.76	(.84)	—	(.84)	9.84	7.93	10	.71		.71		5.94
12/31/2019	9.38	.66	.52	1.18	(.64)	—	(.64)	9.92	12.70	10	.69		.69		6.52
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	—	(.63)	9.38	(2.33)	10	.68		.68		6.14
Class 4:
6/30/2023[4,5]	9.26	.29	.08	.37	(.09)	—	(.09)	9.54	4.16 [6]	91	.94	[7]	.80	[7]	6.24	[7]
12/31/2022	10.99	.55	(1.58)	(1.03)	(.70)	—	(.70)	9.26	(9.53)	77	.97		.82		5.44
12/31/2021	10.54	.50	.36	.86	(.41)	—	(.41)	10.99	8.18	90	1.03		.89		4.52
12/31/2020	10.56	.57	.22	.79	(.81)	—	(.81)	10.54	7.74	69	1.03		1.03		5.58
12/31/2019	9.96	.67	.54	1.21	(.61)	—	(.61)	10.56	12.27	63	1.01		1.01		6.21
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	—	(.59)	9.96	(2.64)	31	1.00		1.00		5.83

Refer to the end of the tables for footnotes.

360	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[2]		Ratio of net income to average net assets[2]

American Funds Mortgage Fund

Class 1:
6/30/2023[4,5]	$9.45	$.22	$(.13)	$.09	$(.05)	$—	$(.05)	$9.49	.97%[6]	$16	.36%[7]		.24%[7]		4.53%[7]
12/31/2022	10.63	.07	(1.10)	(1.03)	(.15)	—	(.15)	9.45	(9.76)	1	.45		.25		.70
12/31/2021	11.11	.06	(.09)	(.03)	(.08)	(.37)	(.45)	10.63	(.32)	231	.49		.29		.58
12/31/2020	10.56	.10	.64	.74	(.17)	(.02)	(.19)	11.11	6.98	224	.48		.36		.93
12/31/2019	10.30	.24	.30	.54	(.28)	—	(.28)	10.56	5.30	210	.47		.47		2.26
12/31/2018	10.47	.20	(.14)	.06	(.23)	—	(.23)	10.30	.58	209	.48		.48		1.97
Class 1A:
6/30/2023[4,5]	9.34	.19	(.11)	.08	(.05)	—	(.05)	9.37	.83 [6]	2	.60	[7]	.48	[7]	4.05	[7]
12/31/2022	10.59	.19	(1.24)	(1.05)	(.20)	—	(.20)	9.34	(10.03)	2	.69		.54		1.91
12/31/2021	11.08	.04	(.10)	(.06)	(.06)	(.37)	(.43)	10.59	(.47)	2	.74		.54		.33
12/31/2020	10.55	.07	.63	.70	(.15)	(.02)	(.17)	11.08	6.63	1	.73		.59		.61
12/31/2019	10.28	.22	.30	.52	(.25)	—	(.25)	10.55	5.09	1	.71		.71		2.04
12/31/2018	10.46	.18	(.14)	.04	(.22)	—	(.22)	10.28	.36	1	.73		.73		1.77
Class 2:
6/30/2023[4,5]	9.36	.19	(.11)	.08	(.05)	—	(.05)	9.39	.83 [6]	44	.60	[7]	.48	[7]	4.04	[7]
12/31/2022	10.61	.18	(1.23)	(1.05)	(.20)	—	(.20)	9.36	(9.94)	46	.69		.54		1.87
12/31/2021	11.09	.04	(.10)	(.06)	(.05)	(.37)	(.42)	10.61	(.57)	58	.74		.54		.33
12/31/2020	10.54	.08	.63	.71	(.14)	(.02)	(.16)	11.09	6.72	58	.73		.60		.68
12/31/2019	10.28	.21	.31	.52	(.26)	—	(.26)	10.54	5.04	56	.72		.72		2.01
12/31/2018	10.45	.18	(.15)	.03	(.20)	—	(.20)	10.28	.32	57	.73		.73		1.72
Class 4:
6/30/2023[4,5]	9.25	.18	(.11)	.07	(.05)	—	(.05)	9.27	.70 [6]	43	.85	[7]	.73	[7]	3.80	[7]
12/31/2022	10.49	.16	(1.22)	(1.06)	(.18)	—	(.18)	9.25	(10.16)	40	.94		.79		1.66
12/31/2021	10.97	.01	(.09)	(.08)	(.03)	(.37)	(.40)	10.49	(.78)	43	.99		.79		.08
12/31/2020	10.44	.04	.63	.67	(.12)	(.02)	(.14)	10.97	6.38	37	.98		.85		.41
12/31/2019	10.19	.18	.31	.49	(.24)	—	(.24)	10.44	4.80	28	.97		.97		1.71
12/31/2018	10.38	.15	(.15)	— [8]	(.19)	—	(.19)	10.19	.07	24	.98		.98		1.49

Refer to the end of the tables for footnotes.

American Funds Insurance Series	361

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Ultra-Short Bond Fund

Class 1:
6/30/2023[4,5]	$11.35	$.26	$—	[8]	$.26	$(.08)	$—	$(.08)	$11.53	2.29%[6]	$40		.29%[7]		4.53%[7]
12/31/2022	11.27	.17	(.01)		.16	(.08)	—	(.08)	11.35	1.42	51		.32		1.48
12/31/2021	11.31	(.03)	(.01)		(.04)	—	—	—	11.27	(.35)	37		.37		(.28)
12/31/2020	11.30	.02	.02		.04	(.03)	—	(.03)	11.31	.34	44		.37		.16
12/31/2019	11.31	.22	—	[8]	.22	(.23)	—	(.23)	11.30	1.92	30		.36		1.92
12/31/2018	11.29	.18	—	[8]	.18	(.16)	—	(.16)	11.31	1.58	37		.35		1.60
Class 1A:
6/30/2023[4,5]	11.35	.25	—	[8]	.25	(.08)	—	(.08)	11.52	2.21 [6]	—	[10]	.51	[7]	4.43 [7]
12/31/2022	11.28	.16	(.01)		.15	(.08)	—	(.08)	11.35	1.32	—	[10]	.31		1.40
12/31/2021	11.31	(.03)	—	[8]	(.03)	—	—	—	11.28	(.27)	—	[10]	.36		(.28)
12/31/2020	11.30	.03	.01		.04	(.03)	—	(.03)	11.31	.32	—	[10]	.35		.26
12/31/2019	11.31	.22	—	[8]	.22	(.23)	—	(.23)	11.30	1.92	—	[10]	.37		1.90
12/31/2018	11.29	.18	—	[8]	.18	(.16)	—	(.16)	11.31	1.58	—	[10]	.35		1.60
Class 2:
6/30/2023[4,5]	11.00	.24	—	[8]	.24	(.08)	—	(.08)	11.16	2.14 [6]	287		.54	[7]	4.28 [7]
12/31/2022	10.93	.13	—	[8]	.13	(.06)	—	(.06)	11.00	1.17	297		.57		1.23
12/31/2021	10.99	(.06)	—	[8]	(.06)	—	—	—	10.93	(.55)	245		.62		(.53)
12/31/2020	11.01	— [8]	—	[8]	— [8]	(.02)	—	(.02)	10.99	.03	288		.62		(.05)
12/31/2019	11.03	.18	—	[8]	.18	(.20)	—	(.20)	11.01	1.62	230		.61		1.66
12/31/2018	11.01	.15	—	[8]	.15	(.13)	—	(.13)	11.03	1.36	247		.60		1.34
Class 3:
6/30/2023[4,5]	11.14	.24	.01		.25	(.08)	—	(.08)	11.31	2.22 [6]	4		.47	[7]	4.35 [7]
12/31/2022	11.07	.13	—	[8]	.13	(.06)	—	(.06)	11.14	1.19	4		.50		1.19
12/31/2021	11.12	(.05)	—	[8]	(.05)	—	—	—	11.07	(.45)	5		.55		(.46)
12/31/2020	11.13	— [8]	.02		.02	(.03)	—	(.03)	11.12	.13	4		.55		.03
12/31/2019	11.14	.20	—	[8]	.20	(.21)	—	(.21)	11.13	1.76	3		.54		1.74
12/31/2018	11.12	.16	(.01)		.15	(.13)	—	(.13)	11.14	1.38	4		.53		1.42
Class 4:
6/30/2023[4,5]	11.05	.22	.01		.23	(.07)	—	(.07)	11.21	2.07 [6]	62		.79	[7]	4.02 [7]
12/31/2022	11.00	.12	(.03)		.09	(.04)	—	(.04)	11.05	.83	80		.82		1.05
12/31/2021	11.08	(.09)	.01		(.08)	—	—	—	11.00	(.72)	46		.87		(.79)
12/31/2020	11.13	(.04)	.01		(.03)	(.02)	—	(.02)	11.08	(.25)	40		.87		(.35)
12/31/2019	11.15	.16	—	[8]	.16	(.18)	—	(.18)	11.13	1.40	22		.86		1.40
12/31/2018	11.13	.12	.01		.13	(.11)	—	(.11)	11.15	1.14	18		.86		1.11

Refer to the end of the tables for footnotes.

362	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[2]		Ratio of net income to average net assets[2]

U.S. Government Securities Fund

Class 1:
6/30/2023[4,5]	$9.99	$.19	$(.15)	$.04	$(.06)	$—	$(.06)	$9.97	.38%[6]	$248	.33%[7]		.21%[7]		3.70%[7]
12/31/2022	11.67	.32	(1.56)	(1.24)	(.44)	—	(.44)	9.99	(10.75)	242	.36		.22		2.90
12/31/2021	13.04	.18	(.26)	(.08)	(.18)	(1.11)	(1.29)	11.67	(.44)	522	.39		.29		1.50
12/31/2020	12.34	.16	1.07	1.23	(.26)	(.27)	(.53)	13.04	10.09	429	.38		.38		1.21
12/31/2019	11.94	.25	.43	.68	(.28)	—	(.28)	12.34	5.69	1,418	.37		.37		2.07
12/31/2018	12.08	.24	(.13)	.11	(.25)	—	(.25)	11.94	.91	1,445	.36		.36		2.02
Class 1A:
6/30/2023[4,5]	9.96	.17	(.14)	.03	(.06)	—	(.06)	9.93	.15 [6]	5	.58	[7]	.46	[7]	3.47	[7]
12/31/2022	11.63	.29	(1.55)	(1.26)	(.41)	—	(.41)	9.96	(10.93)	4	.60		.47		2.70
12/31/2021	13.00	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.63	(.65)	5	.64		.53		1.28
12/31/2020	12.32	.09	1.10	1.19	(.24)	(.27)	(.51)	13.00	9.75	4	.64		.64		.69
12/31/2019	11.93	.22	.43	.65	(.26)	—	(.26)	12.32	5.42	2	.62		.62		1.82
12/31/2018	12.08	.22	(.14)	.08	(.23)	—	(.23)	11.93	.70	1	.61		.61		1.82
Class 2:
6/30/2023[4,5]	9.87	.17	(.15)	.02	(.05)	—	(.05)	9.84	.14 [6]	1,059	.58	[7]	.46	[7]	3.45	[7]
12/31/2022	11.53	.29	(1.54)	(1.25)	(.41)	—	(.41)	9.87	(10.95)	1,059	.61		.47		2.69
12/31/2021	12.89	.15	(.25)	(.10)	(.15)	(1.11)	(1.26)	11.53	(.62)	1,391	.64		.54		1.24
12/31/2020	12.21	.09	1.10	1.19	(.24)	(.27)	(.51)	12.89	9.80	1,439	.64		.64		.73
12/31/2019	11.82	.22	.42	.64	(.25)	—	(.25)	12.21	5.31	1,343	.62		.62		1.82
12/31/2018	11.96	.21	(.14)	.07	(.21)	—	(.21)	11.82	.73	1,323	.61		.61		1.77
Class 3:
6/30/2023[4,5]	10.02	.18	(.15)	.03	(.06)	—	(.06)	9.99	.25 [6]	6	.51	[7]	.39	[7]	3.52	[7]
12/31/2022	11.70	.30	(1.57)	(1.27)	(.41)	—	(.41)	10.02	(10.90)	6	.54		.40		2.76
12/31/2021	13.07	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.70	(.62)	9	.57		.47		1.31
12/31/2020	12.37	.10	1.12	1.22	(.25)	(.27)	(.52)	13.07	9.91	10	.57		.57		.78
12/31/2019	11.97	.23	.43	.66	(.26)	—	(.26)	12.37	5.49	9	.55		.55		1.88
12/31/2018	12.11	.22	(.14)	.08	(.22)	—	(.22)	11.97	.71	9	.54		.54		1.84
Class 4:
6/30/2023[4,5]	9.86	.16	(.15)	.01	(.05)	—	(.05)	9.82	.10 [6]	186	.83	[7]	.71	[7]	3.20	[7]
12/31/2022	11.52	.26	(1.54)	(1.28)	(.38)	—	(.38)	9.86	(11.19)	190	.85		.72		2.45
12/31/2021	12.88	.12	(.25)	(.13)	(.12)	(1.11)	(1.23)	11.52	(.88)	238	.89		.79		.98
12/31/2020	12.22	.05	1.10	1.15	(.22)	(.27)	(.49)	12.88	9.48	272	.89		.89		.42
12/31/2019	11.84	.19	.42	.61	(.23)	—	(.23)	12.22	5.14	124	.87		.87		1.56
12/31/2018	11.98	.18	(.12)	.06	(.20)	—	(.20)	11.84	.50	91	.86		.86		1.53

Refer to the end of the tables for footnotes.

American Funds Insurance Series	363

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[11]		Ratio of expenses to average net assets after waivers/ reimburse- ments[2,11]		Net effective expense ratio[2,5,12]		Ratio of net income to average net assets[2]

Managed Risk Growth Fund

Class P1:
6/30/2023[4,5]	$11.37	$.01		$1.44	$1.45	$(.08)	$(2.72)	$(2.80)	$10.02	14.20%[6]	$11		.42%[7]		.37%[7]		.71%[7]		.25%[7]
12/31/2022	18.53	.06		(4.46)	(4.40)	(.22)	(2.54)	(2.76)	11.37	(24.62)	9		.41		.36		.69		.47
12/31/2021	17.25	.04		2.16	2.20	(.18)	(.74)	(.92)	18.53	13.08	13		.41		.36		.69		.19
12/31/2020	13.78	.07		4.20	4.27	(.12)	(.68)	(.80)	17.25	32.45	11		.42		.37		.72		.49
12/31/2019	12.30	.15		2.44	2.59	(.19)	(.92)	(1.11)	13.78	22.01	6		.42		.37		.73		1.19
12/31/2018	13.22	.11		(.04)	.07	(.10)	(.89)	(.99)	12.30	(.04)[13]	3		.42	[13]	.37	[13]	.71	[13]	.82	[13]
Class P2:
6/30/2023[4,5]	11.28	—	[8]	1.42	1.42	(.07)	(2.72)	(2.79)	9.91	14.06 [6]	488		.67	[7]	.62	[7]	.96	[7]	(.02)[7]
12/31/2022	18.42	.03		(4.45)	(4.42)	(.18)	(2.54)	(2.72)	11.28	(24.88)	445		.67		.62		.95		.20
12/31/2021	17.11	(.01)		2.16	2.15	(.10)	(.74)	(.84)	18.42	12.89	584		.67		.62		.95		(.07)
12/31/2020	13.71	.03		4.16	4.19	(.11)	(.68)	(.79)	17.11	32.03	554		.67		.62		.97		.20
12/31/2019	12.21	.09		2.45	2.54	(.12)	(.92)	(1.04)	13.71	21.74	434		.68		.63		.99		.73
12/31/2018	13.14	.06		(.04)	.02	(.06)	(.89)	(.95)	12.21	(.37)	340		.68		.63		.97		.46

Managed Risk International Fund

Class P1:
6/30/2023[4,5]	$8.61	$.01		$.41	$.42	$(.15)	$(.64)	$(.79)	$8.24	4.83%[6,13]	$2		.44%[7,13]		.38%[7,13]		.87%[7,13]		.34%[7,13]
12/31/2022	10.55	.15		(1.75)	(1.60)	(.34)	—	(.34)	8.61	(15.27)[13]	2		.44	[13]	.37	[13]	.87	[13]	1.70	[13]
12/31/2021	11.07	.24		(.67)	(.43)	(.09)	—	(.09)	10.55	(3.92)[13]	2		.44	[13]	.36	[13]	.87	[13]	2.12	[13]
12/31/2020	11.01	.08		.22	.30	(.16)	(.08)	(.24)	11.07	3.13 [13]	2		.43	[13]	.35	[13]	.86	[13]	.82	[13]
12/31/2019	9.82	.17		1.54	1.71	(.20)	(.32)	(.52)	11.01	17.91 [13]	1		.41	[13]	.33	[13]	.84	[13]	1.64	[13]
12/31/2018	11.25	.32		(1.44)	(1.12)	(.26)	(.05)	(.31)	9.82	(10.11)[13]	—	[10]	.33	[13]	.28	[13]	.77	[13]	3.02	[13]
Class P2:
6/30/2023[4,5]	8.58	—	[8]	.41	.41	(.14)	(.64)	(.78)	8.21	4.81 [6]	123		.70	[7]	.65	[7]	1.14	[7]	.06	[7]
12/31/2022	10.48	.12		(1.74)	(1.62)	(.28)	—	(.28)	8.58	(15.54)	124		.70		.63		1.13		1.36
12/31/2021	10.99	.20		(.65)	(.45)	(.06)	—	(.06)	10.48	(4.13)	160		.71		.63		1.14		1.79
12/31/2020	10.92	.04		.23	.27	(.12)	(.08)	(.20)	10.99	2.80	168		.71		.63		1.14		.42
12/31/2019	9.76	.13		1.55	1.68	(.20)	(.32)	(.52)	10.92	17.64	165		.71		.63		1.14		1.21
12/31/2018	11.15	.16		(1.32)	(1.16)	(.18)	(.05)	(.23)	9.76	(10.50)	151		.69		.64		1.13		1.49

Managed Risk Washington Mutual Investors Fund

Class P1:
6/30/2023[4,5]	$11.24	$.04		$.31	$.35	$(.20)	$(1.49)	$(1.69)	$9.90	3.41%[6,13]	$3		.41%[7,13]		.36%[7,13]		.75%[7,13]		.77%[7,13]
12/31/2022	12.95	.23		(1.38)	(1.15)	(.56)	—	(.56)	11.24	(8.92)[13]	3		.41	[13]	.36	[13]	.75	[13]	1.96	[13]
12/31/2021	11.24	.16		1.79	1.95	(.24)	—	(.24)	12.95	17.46 [13]	2		.41	[13]	.36	[13]	.77	[13]	1.33	[13]
12/31/2020	12.01	.18		(.35)	(.17)	(.26)	(.34)	(.60)	11.24	(.93)[13]	2		.40	[13]	.35	[13]	.76	[13]	1.66	[13]
12/31/2019	11.28	.25		1.28	1.53	(.20)	(.60)	(.80)	12.01	14.14 [13]	1		.38	[13]	.33	[13]	.74	[13]	2.14	[13]
12/31/2018	13.04	.40		(1.27)	(.87)	(.45)	(.44)	(.89)	11.28	(6.99)[13]	—	[10]	.33	[13]	.28	[13]	.67	[13]	3.21	[13]
Class P2:
6/30/2023[4,5]	11.18	.03		.31	.34	(.20)	(1.49)	(1.69)	9.83	3.29 [6]	320		.67	[7]	.62	[7]	1.01	[7]	.50	[7]
12/31/2022	12.88	.19		(1.37)	(1.18)	(.52)	—	(.52)	11.18	(9.16)	321		.67		.62		1.01		1.62
12/31/2021	11.18	.11		1.79	1.90	(.20)	—	(.20)	12.88	17.11	371		.68		.62		1.03		.91
12/31/2020	11.91	.13		(.33)	(.20)	(.19)	(.34)	(.53)	11.18	(1.25)	355		.68		.63		1.04		1.18
12/31/2019	11.21	.18		1.31	1.49	(.19)	(.60)	(.79)	11.91	13.88	365		.68		.63		1.04		1.62
12/31/2018	12.96	.19		(1.10)	(.91)	(.40)	(.44)	(.84)	11.21	(7.38)	336		.68		.63		1.02		1.49

Refer to the end of the tables for footnotes.

364	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[11]		Ratio of expenses to average net assets after waivers/ reimburse- ments[2,11]		Net effective expense ratio[2,5,12]		Ratio of net income to average net assets[2]

Managed Risk Growth-Income Fund

Class P1:
6/30/2023[4,5]	$12.51	$.04	$1.00	$1.04	$(.18)	$(1.62)	$(1.80)	$11.75	8.67%[6]	$1,897	.41%[7]		.36%[7]		.66%[7]		.58%[7]
12/31/2022	15.73	.18	(2.79)	(2.61)	(.30)	(.31)	(.61)	12.51	(16.74)	1,833	.41		.36		.65		1.33
12/31/2021	14.01	.14	1.99	2.13	(.21)	(.20)	(.41)	15.73	15.32	2,328	.41		.36		.66		.96
12/31/2020	13.76	.17	1.08	1.25	(.26)	(.74)	(1.00)	14.01	9.85	2,120	.41		.36		.66		1.24
12/31/2019	11.73	.22	2.01	2.23	(.10)	(.10)	(.20)	13.76	19.14	1,987	.42		.37		.67		1.71
12/31/2018	12.66	(.02)	(.15)	(.17)	(.19)	(.57)	(.76)	11.73	(1.66)	1,662	.40		.35		.64		(.20)
Class P2:
6/30/2023[4,5]	12.44	.02	.99	1.01	(.17)	(1.62)	(1.79)	11.66	8.50 [6]	276	.66	[7]	.61	[7]	.91	[7]	.33 [7]
12/31/2022	15.64	.15	(2.78)	(2.63)	(.26)	(.31)	(.57)	12.44	(16.93)	268	.66		.61		.90		1.10
12/31/2021	13.93	.10	1.98	2.08	(.17)	(.20)	(.37)	15.64	15.05	340	.66		.61		.91		.70
12/31/2020	13.69	.14	1.07	1.21	(.23)	(.74)	(.97)	13.93	9.58	315	.66		.61		.91		1.02
12/31/2019	11.67	.19	2.00	2.19	(.07)	(.10)	(.17)	13.69	18.84	283	.67		.62		.92		1.47
12/31/2018	12.58	.16	(.36)	(.20)	(.14)	(.57)	(.71)	11.67	(1.97)	230	.69		.64		.93		1.25

Managed Risk Asset Allocation Fund

Class P1:
6/30/2023[4,5]	$12.43	$.05	$.47	$.52	$(.21)	$(1.45)	$(1.66)	$11.29	4.40%[6]	$8	.41%[7]		.36%[7]		.65%[7]		.86%[7]
12/31/2022	15.33	.24	(2.34)	(2.10)	(.32)	(.48)	(.80)	12.43	(13.75)	7	.41		.36		.64		1.80
12/31/2021	13.84	.21	1.55	1.76	(.27)	—	(.27)	15.33	12.82	7	.41		.36		.66		1.43
12/31/2020	13.81	.25	.51	.76	(.21)	(.52)	(.73)	13.84	6.10	5	.41		.36		.66		1.91
12/31/2019	12.23	.26	1.92	2.18	(.03)	(.57)	(.60)	13.81	18.25	2	.41		.36		.65		2.01
12/31/2018	13.59	.22	(.80)	(.58)	(.25)	(.53)	(.78)	12.23	(4.63)	2	.37		.32		.59		1.67
Class P2:
6/30/2023[4,5]	12.09	.03	.47	.50	(.21)	(1.45)	(1.66)	10.93	4.32 [6]	2,139	.66	[7]	.61	[7]	.90	[7]	.55 [7]
12/31/2022	14.93	.18	(2.25)	(2.07)	(.29)	(.48)	(.77)	12.09	(13.97)	2,182	.66		.61		.89		1.40
12/31/2021	13.45	.15	1.53	1.68	(.20)	—	(.20)	14.93	12.50	2,812	.66		.61		.91		1.03
12/31/2020	13.46	.15	.56	.71	(.20)	(.52)	(.72)	13.45	5.88	2,773	.66		.61		.91		1.15
12/31/2019	12.22	.19	1.93	2.12	(.31)	(.57)	(.88)	13.46	17.98	2,830	.66		.61		.90		1.51
12/31/2018	13.55	.17	(.79)	(.62)	(.18)	(.53)	(.71)	12.22	(4.89)	2,541	.62		.57		.84		1.27

Refer to the end of the tables for footnotes.

American Funds Insurance Series	365

Financial highlights (continued)

Portfolio turnover rate for all share classes	Six months ended	Year ended December 31,
excluding mortgage dollar roll transactions[14,15]	June 30, 2023[4,5,6]	2022	2021	2020	2019	2018
Capital Income Builder	34%	48%	60%	110%	44%	42%
Asset Allocation Fund	16	42	45	49	47	34
American Funds Global Balanced Fund	22	111	36	68	60	30
The Bond Fund of America	80	77	87	72	146	98
Capital World Bond Fund	65	114	64	88	110	78
American Funds Mortgage Fund	55	56	38	123	84	60
U.S. Government Securities Fund	64	77	126	112	103	76

Portfolio turnover rate for all share classes	Six months ended	Year ended December 31,
including mortgage dollar roll transactions, if any[14,15]	June 30, 2023[4,5,6]	2022	2021	2020	2019	2018
Global Growth Fund	10%	29%	18%	17%	14%	25%
Global Small Capitalization Fund	15	40	29	38	50	43
Growth Fund	13	29	25	32	21	35
International Fund	11	42	44	40	32	29
New World Fund	18	40	43	70	38	58
Washington Mutual Investors Fund	17	30	90	40	37	49
Capital World Growth and Income Fund	16	42	85	36	29	49
Growth-Income Fund	15	25	24	33	27	39
International Growth and Income Fund	17	48	41	56	28	38
Capital Income Builder	76	126	93	184	72	98
Asset Allocation Fund	59	118	124	145	79	86
American Funds Global Balanced Fund	39	126	39	86	74	51
The Bond Fund of America	267	415	456	461	373	514
Capital World Bond Fund	130	188	91	145	159	125
American High-Income Trust	20	34	56	78	58	67
American Funds Mortgage Fund	549	1141	975	1143	350	811
Ultra-Short Bond Fund	— [16]	— [16]	— [16]	— [16]	— [16]	— [16]
U.S. Government Securities Fund	376	695	433	867	277	446
Managed Risk Growth Fund	33	97	32	80	10	7
Managed Risk International Fund	14	82	24	71	8	8
Managed Risk Washington Mutual Investors Fund	14	70	16	101	13	11
Managed Risk Growth-Income Fund	17	67	13	38	6	14
Managed Risk Asset Allocation Fund	10	48	5	30	8	12

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees on some funds, including each of the managed risk funds. In addition, during some of the years shown, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	Amount less than .01%.
[10]	Amount less than $1 million.
[11]	This column does not include expenses of the underlying funds in which each fund invests.
[12]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. Refer to the expense example for further information regarding fees and expenses.
[13]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[14]	Refer to Note 5 for further information on mortgage dollar rolls.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[16]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

366	American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2023, through June 30, 2023).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series	367

Expense example (continued)

	Beginning account value 1/1/2023	Ending account value 6/30/2023	Expenses paid during period[1]	Annualized expense ratio
Global Growth Fund
Class 1 – actual return	$1,000.00	$1,153.68	$2.19	.41%
Class 1 – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class 1A – actual return	1,000.00	1,152.25	3.52	.66
Class 1A – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 2 – actual return	1,000.00	1,152.52	3.52	.66
Class 2 – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 4 – actual return	1,000.00	1,150.85	4.85	.91
Class 4 – assumed 5% return	1,000.00	1,020.28	4.56	.91
Global Small Capitalization Fund
Class 1 – actual return	$1,000.00	$1,115.57	$3.41	.65%
Class 1 – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class 1A – actual return	1,000.00	1,114.26	4.67	.89
Class 1A – assumed 5% return	1,000.00	1,020.38	4.46	.89
Class 2 – actual return	1,000.00	1,114.24	4.72	.90
Class 2 – assumed 5% return	1,000.00	1,020.33	4.51	.90
Class 4 – actual return	1,000.00	1,112.00	6.02	1.15
Class 4 – assumed 5% return	1,000.00	1,019.09	5.76	1.15
Growth Fund
Class 1 – actual return	$1,000.00	$1,250.20	$1.95	.35%
Class 1 – assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 1A – actual return	1,000.00	1,248.60	3.35	.60
Class 1A – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 2 – actual return	1,000.00	1,248.73	3.35	.60
Class 2 – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 3 – actual return	1,000.00	1,249.10	2.96	.53
Class 3 – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 4 – actual return	1,000.00	1,247.16	4.74	.85
Class 4 – assumed 5% return	1,000.00	1,020.58	4.26	.85
International Fund
Class 1 – actual return	$1,000.00	$1,124.89	$2.79	.53%
Class 1 – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 1A – actual return	1,000.00	1,123.80	4.11	.78
Class 1A – assumed 5% return	1,000.00	1,020.93	3.91	.78
Class 2 – actual return	1,000.00	1,123.78	4.11	.78
Class 2 – assumed 5% return	1,000.00	1,020.93	3.91	.78
Class 3 – actual return	1,000.00	1,124.24	3.74	.71
Class 3 – assumed 5% return	1,000.00	1,021.27	3.56	.71
Class 4 – actual return	1,000.00	1,122.66	5.42	1.03
Class 4 – assumed 5% return	1,000.00	1,019.69	5.16	1.03
New World Fund
Class 1 – actual return	$1,000.00	$1,119.70	$3.00	.57%
Class 1 – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class 1A – actual return	1,000.00	1,118.48	4.31	.82
Class 1A – assumed 5% return	1,000.00	1,020.73	4.11	.82
Class 2 – actual return	1,000.00	1,118.50	4.31	.82
Class 2 – assumed 5% return	1,000.00	1,020.73	4.11	.82
Class 4 – actual return	1,000.00	1,117.23	5.62	1.07
Class 4 – assumed 5% return	1,000.00	1,019.49	5.36	1.07

Refer to the end of the tables for footnotes.

368	American Funds Insurance Series

Expense example (continued)

	Beginning account value 1/1/2023	Ending account value 6/30/2023	Expenses paid during period[1]	Annualized expense ratio
Washington Mutual Investors Fund
Class 1 – actual return	$1,000.00	$1,078.89	$1.39	.27%
Class 1 – assumed 5% return	1,000.00	1,023.46	1.35	.27
Class 1A – actual return	1,000.00	1,077.12	2.68	.52
Class 1A – assumed 5% return	1,000.00	1,022.22	2.61	.52
Class 2 – actual return	1,000.00	1,076.67	2.68	.52
Class 2 – assumed 5% return	1,000.00	1,022.22	2.61	.52
Class 4 – actual return	1,000.00	1,075.41	3.96	.77
Class 4 – assumed 5% return	1,000.00	1,020.98	3.86	.77
Capital World Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,125.39	$2.16	.41%
Class 1 – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class 1A – actual return	1,000.00	1,123.88	3.48	.66
Class 1A – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 2 – actual return	1,000.00	1,124.39	3.48	.66
Class 2 – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 4 – actual return	1,000.00	1,122.77	4.79	.91
Class 4 – assumed 5% return	1,000.00	1,020.28	4.56	.91
Growth-Income Fund
Class 1 – actual return	$1,000.00	$1,148.45	$1.54	.29%
Class 1 – assumed 5% return	1,000.00	1,023.36	1.45	.29
Class 1A – actual return	1,000.00	1,146.82	2.87	.54
Class 1A – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 2 – actual return	1,000.00	1,146.99	2.87	.54
Class 2 – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 3 – actual return	1,000.00	1,147.39	2.50	.47
Class 3 – assumed 5% return	1,000.00	1,022.46	2.36	.47
Class 4 – actual return	1,000.00	1,145.51	4.20	.79
Class 4 – assumed 5% return	1,000.00	1,020.88	3.96	.79
International Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,103.10	$2.82	.54%
Class 1 – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 1A – actual return	1,000.00	1,102.10	4.12	.79
Class 1A – assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 2 – actual return	1,000.00	1,102.03	4.12	.79
Class 2 – assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 4 – actual return	1,000.00	1,101.00	5.42	1.04
Class 4 – assumed 5% return	1,000.00	1,019.64	5.21	1.04
Capital Income Builder
Class 1 – actual return	$1,000.00	$1,036.71	$1.31	.26%
Class 1 – assumed 5% return	1,000.00	1,023.51	1.30	.26
Class 1A – actual return	1,000.00	1,035.44	2.57	.51
Class 1A – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 2 – actual return	1,000.00	1,035.45	2.57	.51
Class 2 – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 4 – actual return	1,000.00	1,035.14	3.83	.76
Class 4 – assumed 5% return	1,000.00	1,021.03	3.81	.76

Refer to the end of the tables for footnotes.

American Funds Insurance Series	369

Expense example (continued)

	Beginning account value 1/1/2023	Ending account value 6/30/2023	Expenses paid during period[1]	Annualized expense ratio
Asset Allocation Fund
Class 1 – actual return	$1,000.00	$1,070.71	$1.54	.30%
Class 1 – assumed 5% return	1,000.00	1,023.31	1.51	.30
Class 1A – actual return	1,000.00	1,069.70	2.82	.55
Class 1A – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 2 – actual return	1,000.00	1,068.88	2.82	.55
Class 2 – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 3 – actual return	1,000.00	1,069.86	2.46	.48
Class 3 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 4 – actual return	1,000.00	1,068.06	4.10	.80
Class 4 – assumed 5% return	1,000.00	1,020.83	4.01	.80
American Funds Global Balanced Fund
Class 1 – actual return	$1,000.00	$1,077.39	$2.58	.50%
Class 1 – assumed 5% return	1,000.00	1,022.32	2.51	.50
Class 1A – actual return	1,000.00	1,076.55	3.86	.75
Class 1A – assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 2 – actual return	1,000.00	1,076.41	3.86	.75
Class 2 – assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 4 – actual return	1,000.00	1,075.50	5.15	1.00
Class 4 – assumed 5% return	1,000.00	1,019.84	5.01	1.00
The Bond Fund of America
Class 1 – actual return	$1,000.00	$1,015.54	$1.00	.20%
Class 1 – assumed 5% return	1,000.00	1,023.80	1.00	.20
Class 1A – actual return	1,000.00	1,014.16	2.25	.45
Class 1A – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class 2 – actual return	1,000.00	1,015.34	2.25	.45
Class 2 – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class 4 – actual return	1,000.00	1,013.97	3.50	.70
Class 4 – assumed 5% return	1,000.00	1,021.32	3.51	.70
Capital World Bond Fund
Class 1 – actual return	$1,000.00	$1,015.71	$2.40	.48%
Class 1 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 1A – actual return	1,000.00	1,014.74	3.60	.72
Class 1A – assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 2 – actual return	1,000.00	1,014.81	3.65	.73
Class 2 – assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 4 – actual return	1,000.00	1,012.86	4.89	.98
Class 4 – assumed 5% return	1,000.00	1,019.93	4.91	.98
American High-Income Trust
Class 1 – actual return	$1,000.00	$1,043.68	$1.52	.30%
Class 1 – assumed 5% return	1,000.00	1,023.31	1.51	.30
Class 1A – actual return	1,000.00	1,043.59	2.79	.55
Class 1A – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 2 – actual return	1,000.00	1,043.04	2.79	.55
Class 2 – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 3 – actual return	1,000.00	1,044.32	2.43	.48
Class 3 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 4 – actual return	1,000.00	1,041.64	4.05	.80
Class 4 – assumed 5% return	1,000.00	1,020.83	4.01	.80

Refer to the end of the tables for footnotes.

370	American Funds Insurance Series

Expense example (continued)

	Beginning account value 1/1/2023	Ending account value 6/30/2023	Expenses paid during period[1]	Annualized expense ratio
American Funds Mortgage Fund
Class 1 – actual return	$1,000.00	$1,009.75	$1.20	.24%
Class 1 – assumed 5% return	1,000.00	1,023.60	1.20	.24
Class 1A – actual return	1,000.00	1,008.31	2.39	.48
Class 1A – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 2 – actual return	1,000.00	1,008.29	2.39	.48
Class 2 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 4 – actual return	1,000.00	1,006.99	3.63	.73
Class 4 – assumed 5% return	1,000.00	1,021.17	3.66	.73
Ultra-Short Bond Fund
Class 1 – actual return	$1,000.00	$1,022.94	$1.45	.29%
Class 1 – assumed 5% return	1,000.00	1,023.36	1.45	.29
Class 1A – actual return	1,000.00	1,022.11	2.56	.51
Class 1A – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 2 – actual return	1,000.00	1,021.42	2.71	.54
Class 2 – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 3 – actual return	1,000.00	1,022.15	2.36	.47
Class 3 – assumed 5% return	1,000.00	1,022.46	2.36	.47
Class 4 – actual return	1,000.00	1,020.73	3.96	.79
Class 4 – assumed 5% return	1,000.00	1,020.88	3.96	.79
U.S. Government Securities Fund
Class 1 – actual return	$1,000.00	$1,003.83	$1.04	.21%
Class 1 – assumed 5% return	1,000.00	1,023.75	1.05	.21
Class 1A – actual return	1,000.00	1,001.45	2.28	.46
Class 1A – assumed 5% return	1,000.00	1,022.51	2.31	.46
Class 2 – actual return	1,000.00	1,001.42	2.28	.46
Class 2 – assumed 5% return	1,000.00	1,022.51	2.31	.46
Class 3 – actual return	1,000.00	1,002.46	1.94	.39
Class 3 – assumed 5% return	1,000.00	1,022.86	1.96	.39
Class 4 – actual return	1,000.00	1,001.02	3.52	.71
Class 4 – assumed 5% return	1,000.00	1,021.27	3.56	.71

Refer to the end of the tables for footnotes.

American Funds Insurance Series	371

Expense example (continued)

	Beginning account value 1/1/2023	Ending account value 6/30/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Managed Risk Growth Fund
Class P1 – actual return	$1,000.00	$1,141.96	$1.97	.37%	$3.77	.71%
Class P1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.56	.71
Class P2 – actual return	1,000.00	1,140.64	3.29	.62	5.10	.96
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11	.62	4.81	.96
Managed Risk International Fund
Class P1 – actual return	$1,000.00	$1,048.33	$1.93	.38%	$4.42	.87%
Class P1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	4.36	.87
Class P2 – actual return	1,000.00	1,048.12	3.30	.65	5.79	1.14
Class P2 – assumed 5% return	1,000.00	1,021.57	3.26	.65	5.71	1.14
Managed Risk Washington Mutual Investors Fund
Class P1 – actual return	$1,000.00	$1,034.07	$1.82	.36%	$3.78	.75%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.76	.75
Class P2 – actual return	1,000.00	1,032.90	3.13	.62	5.09	1.01
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11	.62	5.06	1.01
Managed Risk Growth-Income Fund
Class P1 – actual return	$1,000.00	$1,086.65	$1.86	.36%	$3.41	.66%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.31	.66
Class P2 – actual return	1,000.00	1,084.99	3.15	.61	4.70	.91
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.56	.91
Managed Risk Asset Allocation Fund
Class P1 – actual return	$1,000.00	$1,044.02	$1.82	.36%	$3.29	.65%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.26	.65
Class P2 – actual return	1,000.00	1,043.19	3.09	.61	4.56	.90
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.51	.90

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

372	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2024. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2022. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. The board also considered and approved the amended fee schedule to the agreement that lowered the current fee schedule and resulted in an overall lower advisory fee. The board noted that there would be no diminution in services provided as a result of the lower advisory fee for certain funds.

American Funds Insurance Series	373

In addition, the board and committee reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

374	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2024. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and Milliman FRM as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2022. They generally placed greater emphasis on investment results over longer term periods. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identified by management over various periods (including each fund’s lifetime) through September 30, 2022. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreements, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

American Funds Insurance Series	375

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.

376	American Funds Insurance Series

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series	377

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378	American Funds Insurance Series

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American Funds Insurance Series	379

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380	American Funds Insurance Series

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American Funds Insurance Series	381

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382	American Funds Insurance Series

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American Funds Insurance Series	383

Office of the series

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Investment subadviser

Milliman Financial Risk Management LLC
(Managed Risk Funds only)
71 South Wacker Drive, 31st Floor
Chicago, IL 60606-4637

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2900

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

384	American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com/afis.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the Capital Group website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the Capital Group website.

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website and on our website.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2023, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate, and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group® as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the underlying funds in certain market conditions.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The S&P 500 is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 28 years of investment industry experience, including 23 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds Insurance Series’ superior outcomes

American Funds Insurance Series equity-focused funds have beaten their comparable Lipper indexes in 88% of 10-year periods and 100% of 20-year periods.2 Our fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.4

[1]	Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2023.
[2]	Based on Class 1 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund, Capital World Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Washington Mutual Investors Fund, Growth and Income Fund) and Balanced Funds Index (Asset Allocation Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source: Refinitiv Lipper. There have been periods when the fund has lagged the index.
[3]	Based on Class 1 share results as of December 31, 2022. Four of our five fixed income American Funds that have been in existence for the three year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	Based on management fees for the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)1. Main Portfolio of Investments

2. Bond Portfolio of Investments

JOHN HANCOCK
Variable Insurance Trust

Semiannual report
June 30, 2023

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

500 Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.1%
Communication services – 8.1%
Diversified telecommunication services – 0.7%
AT&T, Inc.	1,457,095	$23,240,665
Verizon Communications, Inc.	855,981	31,833,933
		55,074,598
Entertainment – 1.4%
Activision Blizzard, Inc. (A)	145,179	12,238,590
Electronic Arts, Inc.	53,249	6,906,395
Live Nation Entertainment, Inc. (A)	28,643	2,609,664
Netflix, Inc. (A)	90,376	39,809,724
Take-Two Interactive Software, Inc. (A)	32,753	4,819,931
The Walt Disney Company (A)	370,794	33,104,488
Warner Brothers Discovery, Inc. (A)	445,343	5,584,601
		105,073,393
Interactive media and services – 5.1%
Alphabet, Inc., Class A (A)	1,207,004	144,478,379
Alphabet, Inc., Class C (A)	1,038,181	125,588,756
Match Group, Inc. (A)	57,048	2,387,459
Meta Platforms, Inc., Class A (A)	449,428	128,976,847
		401,431,441
Media – 0.7%
Charter Communications, Inc., Class A (A)	20,941	7,693,095
Comcast Corp., Class A	845,938	35,148,724
Fox Corp., Class A	54,789	1,862,826
Fox Corp., Class B	28,364	904,528
News Corp., Class A	77,739	1,515,911
News Corp., Class B	24,074	474,739
Omnicom Group, Inc.	41,295	3,929,219
Paramount Global, Class B (B)	101,798	1,619,606
The Interpublic Group of Companies, Inc.	78,829	3,041,223
		56,189,871
Wireless telecommunication services – 0.2%
T-Mobile US, Inc. (A)	116,906	16,238,243
		634,007,546
Consumer discretionary – 10.2%
Automobile components – 0.1%
Aptiv PLC (A)	54,618	5,575,952
BorgWarner, Inc.	47,743	2,335,110
		7,911,062
Automobiles – 2.1%
Ford Motor Company	796,171	12,046,067
General Motors Company	282,902	10,908,701
Tesla, Inc. (A)	547,354	143,280,857
		166,235,625
Broadline retail – 3.1%
Amazon.com, Inc. (A)	1,813,561	236,415,812
eBay, Inc.	107,458	4,802,298
Etsy, Inc. (A)	25,524	2,159,586
		243,377,696
Distributors – 0.1%
Genuine Parts Company	28,512	4,825,086
LKQ Corp.	52,549	3,062,030
Pool Corp.	7,981	2,990,002
		10,877,118
Hotels, restaurants and leisure – 2.0%
Booking Holdings, Inc. (A)	7,504	20,263,276
Caesars Entertainment, Inc. (A)	43,225	2,203,178
Carnival Corp. (A)(B)	208,498	3,926,017
Chipotle Mexican Grill, Inc. (A)	5,597	11,971,983
Darden Restaurants, Inc.	24,711	4,128,714
Domino's Pizza, Inc.	7,234	2,437,786
Expedia Group, Inc. (A)	29,012	3,173,623
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Hilton Worldwide Holdings, Inc.	54,115	$7,876,438
Las Vegas Sands Corp. (A)	66,241	3,841,978
Marriott International, Inc., Class A	52,510	9,645,562
McDonald's Corp.	148,298	44,253,606
MGM Resorts International	61,631	2,706,834
Norwegian Cruise Line Holdings, Ltd. (A)	84,949	1,849,340
Royal Caribbean Cruises, Ltd. (A)	44,220	4,587,382
Starbucks Corp.	233,181	23,098,910
Wynn Resorts, Ltd.	20,864	2,203,447
Yum! Brands, Inc.	57,362	7,947,505
		156,115,579
Household durables – 0.4%
D.R. Horton, Inc.	62,440	7,598,324
Garmin, Ltd.	31,103	3,243,732
Lennar Corp., A Shares	51,404	6,441,435
Mohawk Industries, Inc. (A)	10,631	1,096,694
Newell Brands, Inc.	75,874	660,104
NVR, Inc. (A)	622	3,950,086
PulteGroup, Inc.	44,644	3,467,946
Whirlpool Corp.	10,989	1,635,053
		28,093,374
Leisure products – 0.0%
Hasbro, Inc.	26,168	1,694,901
Specialty retail – 2.0%
Advance Auto Parts, Inc.	12,225	859,418
AutoZone, Inc. (A)	3,744	9,335,140
Bath & Body Works, Inc.	46,024	1,725,900
Best Buy Company, Inc.	40,399	3,310,698
CarMax, Inc. (A)	32,087	2,685,682
Lowe's Companies, Inc.	121,234	27,362,514
O'Reilly Automotive, Inc. (A)	12,376	11,822,793
Ross Stores, Inc.	69,253	7,765,339
The Home Depot, Inc.	205,805	63,931,265
The TJX Companies, Inc.	234,414	19,875,963
Tractor Supply Company	22,377	4,947,555
Ulta Beauty, Inc. (A)	10,112	4,758,657
		158,380,924
Textiles, apparel and luxury goods – 0.4%
NIKE, Inc., Class B	250,339	27,629,915
Ralph Lauren Corp.	8,648	1,066,298
Tapestry, Inc.	47,507	2,033,300
VF Corp.	66,571	1,270,840
		32,000,353
		804,686,632
Consumer staples – 6.4%
Beverages – 1.6%
Brown-Forman Corp., Class B	36,859	2,461,444
Constellation Brands, Inc., Class A	33,000	8,122,290
Keurig Dr. Pepper, Inc.	171,282	5,355,988
Molson Coors Beverage Company, Class B	37,938	2,497,838
Monster Beverage Corp. (A)	155,076	8,907,565
PepsiCo, Inc.	280,270	51,911,609
The Coca-Cola Company	789,862	47,565,490
		126,822,224
Consumer staples distribution and retail – 1.8%
Costco Wholesale Corp.	90,061	48,487,041
Dollar General Corp.	44,242	7,511,407
Dollar Tree, Inc. (A)	42,553	6,106,356
Sysco Corp.	102,707	7,620,859
Target Corp.	93,478	12,329,748
The Kroger Company	134,411	6,317,317
Walgreens Boots Alliance, Inc.	144,610	4,119,939

The accompanying notes are an integral part of the financial statements.	1

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples distribution and retail (continued)
Walmart, Inc.	284,588	$44,731,542
		137,224,209
Food products – 1.0%
Archer-Daniels-Midland Company	111,141	8,397,814
Bunge, Ltd.	30,477	2,875,505
Campbell Soup Company	40,598	1,855,735
Conagra Brands, Inc.	96,783	3,263,523
General Mills, Inc.	120,091	9,210,980
Hormel Foods Corp.	58,343	2,346,555
Kellogg Company	51,423	3,465,910
Lamb Weston Holdings, Inc.	30,263	3,478,732
McCormick & Company, Inc.	50,494	4,404,592
Mondelez International, Inc., Class A	276,298	20,153,176
The Hershey Company	30,148	7,527,956
The J.M. Smucker Company	21,481	3,172,099
The Kraft Heinz Company	160,576	5,700,448
Tyson Foods, Inc., Class A	58,385	2,979,970
		78,832,995
Household products – 1.3%
Church & Dwight Company, Inc.	48,969	4,908,163
Colgate-Palmolive Company	167,996	12,942,412
Kimberly-Clark Corp.	69,160	9,548,230
The Clorox Company	24,829	3,948,804
The Procter & Gamble Company	478,647	72,629,896
		103,977,505
Personal care products – 0.1%
The Estee Lauder Companies, Inc., Class A	47,287	9,286,221
Tobacco – 0.6%
Altria Group, Inc.	363,034	16,445,440
Philip Morris International, Inc.	316,026	30,850,458
		47,295,898
		503,439,052
Energy – 3.9%
Energy equipment and services – 0.3%
Baker Hughes Company	208,918	6,603,898
Halliburton Company	182,834	6,031,694
Schlumberger, Ltd.	288,412	14,166,797
		26,802,389
Oil, gas and consumable fuels – 3.6%
APA Corp.	61,418	2,098,653
Chevron Corp.	354,075	55,713,701
ConocoPhillips	245,894	25,477,077
Coterra Energy, Inc.	154,272	3,903,082
Devon Energy Corp.	128,973	6,234,555
Diamondback Energy, Inc.	37,360	4,907,610
EOG Resources, Inc.	119,444	13,669,171
EQT Corp.	74,581	3,067,517
Exxon Mobil Corp.	821,406	88,095,794
Hess Corp.	56,175	7,636,991
Kinder Morgan, Inc.	399,686	6,882,593
Marathon Oil Corp.	122,835	2,827,662
Marathon Petroleum Corp.	86,255	10,057,333
Occidental Petroleum Corp.	145,196	8,537,525
ONEOK, Inc.	90,085	5,560,046
Phillips 66	93,049	8,875,014
Pioneer Natural Resources Company	47,377	9,815,567
Targa Resources Corp.	45,672	3,475,639
The Williams Companies, Inc.	245,648	8,015,494
Valero Energy Corp.	73,505	8,622,137
		283,473,161
		310,275,550
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials – 11.9%
Banks – 2.9%
Bank of America Corp.	1,408,337	$40,405,189
Citigroup, Inc.	396,449	18,252,512
Citizens Financial Group, Inc.	99,919	2,605,888
Comerica, Inc. (B)	26,372	1,117,118
Fifth Third Bancorp	138,331	3,625,656
Huntington Bancshares, Inc.	290,737	3,134,145
JPMorgan Chase & Co.	593,527	86,322,567
KeyCorp	188,019	1,737,296
M&T Bank Corp.	33,129	4,100,045
Regions Financial Corp.	188,368	3,356,718
The PNC Financial Services Group, Inc.	81,521	10,267,570
Truist Financial Corp.	271,505	8,240,177
U.S. Bancorp	282,805	9,343,877
Wells Fargo & Company	761,966	32,520,709
Zions Bancorp NA (B)	30,334	814,771
		225,844,238
Capital markets – 2.5%
Ameriprise Financial, Inc.	21,341	7,088,627
BlackRock, Inc.	30,394	21,006,509
Cboe Global Markets, Inc.	21,381	2,950,792
CME Group, Inc.	73,182	13,559,893
FactSet Research Systems, Inc.	7,656	3,067,376
Franklin Resources, Inc.	57,265	1,529,548
Intercontinental Exchange, Inc.	113,935	12,883,770
Invesco, Ltd.	91,704	1,541,544
MarketAxess Holdings, Inc.	7,588	1,983,655
Moody's Corp.	32,248	11,213,275
Morgan Stanley	265,081	22,637,917
MSCI, Inc.	16,229	7,616,107
Nasdaq, Inc.	68,329	3,406,201
Northern Trust Corp.	42,010	3,114,621
Raymond James Financial, Inc.	39,158	4,063,426
S&P Global, Inc.	66,818	26,786,668
State Street Corp.	67,889	4,968,117
T. Rowe Price Group, Inc.	45,498	5,096,686
The Bank of New York Mellon Corp.	144,887	6,450,369
The Charles Schwab Corp.	302,000	17,117,360
The Goldman Sachs Group, Inc.	67,497	21,770,482
		199,852,943
Consumer finance – 0.5%
American Express Company	120,916	21,063,567
Capital One Financial Corp.	77,375	8,462,504
Discover Financial Services	51,569	6,025,838
Synchrony Financial	88,621	3,006,024
		38,557,933
Financial services – 4.0%
Berkshire Hathaway, Inc., Class B (A)	362,216	123,515,656
Fidelity National Information Services, Inc.	120,006	6,564,328
Fiserv, Inc. (A)	125,443	15,824,634
FleetCor Technologies, Inc. (A)	15,122	3,796,832
Global Payments, Inc.	53,450	5,265,894
Jack Henry & Associates, Inc.	14,688	2,457,743
Mastercard, Inc., Class A	169,994	66,858,640
PayPal Holdings, Inc. (A)	226,772	15,132,496
Visa, Inc., Class A	328,722	78,064,901
		317,481,124
Insurance – 2.0%
Aflac, Inc.	111,519	7,784,026
American International Group, Inc.	146,914	8,453,432
Aon PLC, Class A	41,682	14,388,626
Arch Capital Group, Ltd. (A)	76,533	5,728,495
Arthur J. Gallagher & Company	43,854	9,629,023

The accompanying notes are an integral part of the financial statements.	2

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Assurant, Inc.	10,727	$1,348,598
Brown & Brown, Inc.	47,261	3,253,447
Chubb, Ltd.	84,194	16,212,397
Cincinnati Financial Corp.	32,093	3,123,291
Everest Re Group, Ltd.	8,670	2,963,926
Globe Life, Inc.	18,268	2,002,538
Lincoln National Corp.	31,227	804,408
Loews Corp.	37,763	2,242,367
Marsh & McLennan Companies, Inc.	100,599	18,920,660
MetLife, Inc.	129,973	7,347,374
Principal Financial Group, Inc.	46,727	3,543,776
Prudential Financial, Inc.	74,993	6,615,882
The Allstate Corp.	53,297	5,811,505
The Hartford Financial Services Group, Inc.	63,123	4,546,118
The Progressive Corp.	118,892	15,737,734
The Travelers Companies, Inc.	46,897	8,144,133
W.R. Berkley Corp.	41,177	2,452,502
Willis Towers Watson PLC (B)	21,567	5,079,029
		156,133,287
		937,869,525
Health care – 12.9%
Biotechnology – 1.8%
AbbVie, Inc.	358,849	48,347,726
Amgen, Inc.	108,401	24,067,190
Biogen, Inc. (A)	29,254	8,333,002
Gilead Sciences, Inc.	252,671	19,473,354
Incyte Corp. (A)	37,218	2,316,821
Moderna, Inc. (A)	66,941	8,133,332
Regeneron Pharmaceuticals, Inc. (A)	22,010	15,815,065
Vertex Pharmaceuticals, Inc. (A)	52,203	18,370,758
		144,857,248
Health care equipment and supplies – 2.8%
Abbott Laboratories	352,948	38,478,391
Align Technology, Inc. (A)	14,644	5,178,704
Baxter International, Inc.	101,525	4,625,479
Becton, Dickinson and Company	57,493	15,178,727
Boston Scientific Corp. (A)	291,355	15,759,392
Dentsply Sirona, Inc.	43,433	1,738,189
DexCom, Inc. (A)	79,149	10,171,438
Edwards Lifesciences Corp. (A)	123,321	11,632,870
GE HealthCare Technologies, Inc.	73,686	5,986,251
Hologic, Inc. (A)	50,328	4,075,058
IDEXX Laboratories, Inc. (A)	16,783	8,428,926
Insulet Corp. (A)	14,119	4,071,072
Intuitive Surgical, Inc. (A)	71,117	24,317,747
Medtronic PLC	269,797	23,769,116
ResMed, Inc.	30,153	6,588,431
STERIS PLC	20,162	4,536,047
Stryker Corp.	68,912	21,024,362
Teleflex, Inc.	9,456	2,288,636
The Cooper Companies, Inc.	9,946	3,813,595
Zimmer Biomet Holdings, Inc.	42,298	6,158,589
		217,821,020
Health care providers and services – 2.8%
AmerisourceBergen Corp.	32,649	6,282,647
Cardinal Health, Inc.	52,447	4,959,913
Centene Corp. (A)	111,812	7,541,719
CVS Health Corp.	260,458	18,005,462
DaVita, Inc. (A)	11,227	1,127,977
Elevance Health, Inc.	48,043	21,345,024
HCA Healthcare, Inc.	41,925	12,723,399
Henry Schein, Inc. (A)	27,440	2,225,384
Humana, Inc.	25,513	11,407,628
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Laboratory Corp. of America Holdings	18,224	$4,397,998
McKesson Corp.	27,395	11,706,157
Molina Healthcare, Inc. (A)	11,713	3,528,424
Quest Diagnostics, Inc.	22,514	3,164,568
The Cigna Group	60,023	16,842,454
UnitedHealth Group, Inc.	189,141	90,908,730
Universal Health Services, Inc., Class B	13,248	2,090,137
		218,257,621
Life sciences tools and services – 1.5%
Agilent Technologies, Inc.	60,218	7,241,215
Bio-Rad Laboratories, Inc., Class A (A)	4,320	1,637,798
Bio-Techne Corp.	31,636	2,582,447
Charles River Laboratories International, Inc. (A)	10,254	2,155,904
Danaher Corp.	134,969	32,392,560
Illumina, Inc. (A)	32,249	6,046,365
IQVIA Holdings, Inc. (A)	37,599	8,451,127
Mettler-Toledo International, Inc. (A)	4,424	5,802,695
Revvity, Inc.	25,446	3,022,730
Thermo Fisher Scientific, Inc.	78,344	40,875,982
Waters Corp. (A)	12,071	3,217,404
West Pharmaceutical Services, Inc.	14,928	5,709,512
		119,135,739
Pharmaceuticals – 4.0%
Bristol-Myers Squibb Company	426,864	27,297,953
Catalent, Inc. (A)	36,128	1,566,510
Eli Lilly & Company	160,047	75,058,842
Johnson & Johnson	527,965	87,388,767
Merck & Company, Inc.	515,833	59,521,970
Organon & Company	51,271	1,066,950
Pfizer, Inc.	1,146,927	42,069,282
Viatris, Inc.	244,448	2,439,591
Zoetis, Inc.	94,374	16,252,147
		312,662,012
		1,012,733,640
Industrials – 8.3%
Aerospace and defense – 1.6%
Axon Enterprise, Inc. (A)	14,374	2,804,655
General Dynamics Corp.	46,034	9,904,215
Howmet Aerospace, Inc.	74,531	3,693,756
Huntington Ingalls Industries, Inc.	8,053	1,832,863
L3Harris Technologies, Inc.	38,576	7,552,024
Lockheed Martin Corp.	45,691	21,035,223
Northrop Grumman Corp.	28,986	13,211,819
Raytheon Technologies Corp.	297,656	29,158,382
Textron, Inc.	40,372	2,730,358
The Boeing Company (A)	114,916	24,265,663
TransDigm Group, Inc.	10,576	9,456,742
		125,645,700
Air freight and logistics – 0.6%
CH Robinson Worldwide, Inc.	23,622	2,228,736
Expeditors International of Washington, Inc.	30,470	3,690,831
FedEx Corp.	47,119	11,680,800
United Parcel Service, Inc., Class B	147,228	26,390,619
		43,990,986
Building products – 0.4%
A.O. Smith Corp.	25,900	1,885,002
Allegion PLC	17,708	2,125,314
Carrier Global Corp.	169,658	8,433,699
Johnson Controls International PLC	138,860	9,461,920
Masco Corp.	45,463	2,608,667

The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Trane Technologies PLC	46,713	$8,934,328
		33,448,930
Commercial services and supplies – 0.5%
Cintas Corp.	17,644	8,770,480
Copart, Inc. (A)	87,962	8,023,014
Republic Services, Inc.	41,399	6,341,085
Rollins, Inc.	46,656	1,998,276
Waste Management, Inc.	74,914	12,991,586
		38,124,441
Construction and engineering – 0.1%
Quanta Services, Inc.	29,650	5,824,743
Electrical equipment – 0.6%
AMETEK, Inc.	47,247	7,648,344
Eaton Corp. PLC	81,124	16,314,036
Emerson Electric Company	116,029	10,487,861
Generac Holdings, Inc. (A)	12,868	1,919,005
Rockwell Automation, Inc.	23,271	7,666,631
		44,035,877
Ground transportation – 0.8%
CSX Corp.	412,694	14,072,865
JB Hunt Transport Services, Inc.	16,742	3,030,804
Norfolk Southern Corp.	46,261	10,490,144
Old Dominion Freight Line, Inc.	18,477	6,831,871
Union Pacific Corp.	124,152	25,403,982
		59,829,666
Industrial conglomerates – 0.8%
3M Company	111,605	11,170,544
General Electric Company	221,058	24,283,221
Honeywell International, Inc.	135,072	28,027,440
		63,481,205
Machinery – 1.7%
Caterpillar, Inc.	104,677	25,755,776
Cummins, Inc.	28,423	6,968,183
Deere & Company	54,866	22,231,155
Dover Corp.	27,998	4,133,905
Fortive Corp.	71,706	5,361,458
IDEX Corp.	15,215	3,275,181
Illinois Tool Works, Inc.	56,223	14,064,746
Ingersoll Rand, Inc.	81,279	5,312,395
Nordson Corp.	10,898	2,704,666
Otis Worldwide Corp.	84,716	7,540,571
PACCAR, Inc.	105,147	8,795,547
Parker-Hannifin Corp.	25,879	10,093,845
Pentair PLC	33,154	2,141,748
Snap-on, Inc.	10,738	3,094,584
Stanley Black & Decker, Inc.	31,464	2,948,491
Wabtec Corp.	36,665	4,021,051
Xylem, Inc.	48,672	5,481,441
		133,924,743
Passenger airlines – 0.2%
Alaska Air Group, Inc. (A)	25,555	1,359,015
American Airlines Group, Inc. (A)(B)	131,005	2,350,230
Delta Air Lines, Inc. (A)	132,778	6,312,266
Southwest Airlines Company	119,616	4,331,295
United Airlines Holdings, Inc. (A)	65,870	3,614,287
		17,967,093
Professional services – 0.8%
Automatic Data Processing, Inc.	83,699	18,396,203
Broadridge Financial Solutions, Inc.	23,632	3,914,168
Ceridian HCM Holding, Inc. (A)	30,855	2,066,359
CoStar Group, Inc. (A)	82,657	7,356,473
Equifax, Inc.	24,675	5,806,028
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Jacobs Solutions, Inc.	25,725	$3,058,445
Leidos Holdings, Inc.	27,526	2,435,500
Paychex, Inc.	65,904	7,372,680
Paycom Software, Inc.	9,799	3,147,831
Robert Half International, Inc.	22,088	1,661,459
Verisk Analytics, Inc.	29,412	6,647,994
		61,863,140
Trading companies and distributors – 0.2%
Fastenal Company	115,852	6,834,109
United Rentals, Inc.	14,109	6,283,725
W.W. Grainger, Inc.	9,127	7,197,461
		20,315,295
		648,451,819
Information technology – 27.2%
Communications equipment – 0.8%
Arista Networks, Inc. (A)	50,544	8,191,161
Cisco Systems, Inc.	832,102	43,052,957
F5, Inc. (A)	12,007	1,756,144
Juniper Networks, Inc.	65,036	2,037,578
Motorola Solutions, Inc.	34,153	10,016,392
		65,054,232
Electronic equipment, instruments and components – 0.6%
Amphenol Corp., Class A	121,650	10,334,168
CDW Corp.	27,264	5,002,944
Corning, Inc.	153,370	5,374,085
Keysight Technologies, Inc. (A)	36,276	6,074,416
TE Connectivity, Ltd.	64,478	9,037,236
Teledyne Technologies, Inc. (A)	9,448	3,884,167
Trimble, Inc. (A)	49,926	2,643,082
Zebra Technologies Corp., Class A (A)	10,441	3,088,761
		45,438,859
IT services – 1.1%
Accenture PLC, Class A	128,301	39,591,123
Akamai Technologies, Inc. (A)	30,432	2,734,924
Cognizant Technology Solutions Corp., Class A	104,382	6,814,057
DXC Technology Company (A)	46,342	1,238,258
EPAM Systems, Inc. (A)	11,565	2,599,234
Gartner, Inc. (A)	15,945	5,585,693
IBM Corp.	184,496	24,687,410
VeriSign, Inc. (A)	18,144	4,100,000
		87,350,699
Semiconductors and semiconductor equipment – 7.1%
Advanced Micro Devices, Inc. (A)	327,242	37,276,136
Analog Devices, Inc.	102,866	20,039,325
Applied Materials, Inc.	171,090	24,729,349
Broadcom, Inc.	84,760	73,523,367
Enphase Energy, Inc. (A)	28,135	4,712,050
First Solar, Inc. (A)	20,364	3,870,993
Intel Corp.	847,277	28,332,943
KLA Corp.	27,796	13,481,616
Lam Research Corp.	27,342	17,577,078
Microchip Technology, Inc.	111,377	9,978,265
Micron Technology, Inc.	222,387	14,034,844
Monolithic Power Systems, Inc.	9,238	4,990,645
NVIDIA Corp.	502,437	212,540,900
NXP Semiconductors NV	52,940	10,835,759
ON Semiconductor Corp. (A)	87,338	8,260,428
Qorvo, Inc. (A)	20,805	2,122,734
Qualcomm, Inc.	226,390	26,949,466
Skyworks Solutions, Inc.	32,345	3,580,268
SolarEdge Technologies, Inc. (A)	11,216	3,017,665
Teradyne, Inc.	31,606	3,518,696

The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Texas Instruments, Inc.	184,279	$33,173,906
		556,546,433
Software – 9.9%
Adobe, Inc. (A)	93,201	45,574,357
ANSYS, Inc. (A)	17,553	5,797,229
Autodesk, Inc. (A)	43,801	8,962,123
Cadence Design Systems, Inc. (A)	55,232	12,953,009
Fair Isaac Corp. (A)	5,113	4,137,491
Fortinet, Inc. (A)	131,937	9,973,118
Gen Digital, Inc.	119,359	2,214,109
Intuit, Inc.	56,865	26,054,974
Microsoft Corp.	1,510,616	514,425,173
Oracle Corp.	312,913	37,264,809
Palo Alto Networks, Inc. (A)	61,495	15,712,587
PTC, Inc. (A)	21,312	3,032,698
Roper Technologies, Inc.	21,696	10,431,437
Salesforce, Inc. (A)	198,904	42,020,459
ServiceNow, Inc. (A)	41,468	23,303,772
Synopsys, Inc. (A)	30,838	13,427,174
Tyler Technologies, Inc. (A)	8,382	3,490,852
		778,775,371
Technology hardware, storage and peripherals – 7.7%
Apple, Inc.	3,003,509	582,590,631
Hewlett Packard Enterprise Company	261,936	4,400,525
HP, Inc.	175,389	5,386,196
NetApp, Inc.	44,297	3,384,291
Seagate Technology Holdings PLC	39,371	2,435,884
Western Digital Corp. (A)	66,798	2,533,648
		600,731,175
		2,133,896,769
Materials – 2.4%
Chemicals – 1.6%
Air Products & Chemicals, Inc.	45,189	13,535,461
Albemarle Corp.	23,612	5,267,601
Celanese Corp.	20,095	2,327,001
CF Industries Holdings, Inc.	40,170	2,788,601
Corteva, Inc.	144,865	8,300,765
Dow, Inc.	144,972	7,721,209
DuPont de Nemours, Inc.	93,053	6,647,706
Eastman Chemical Company	24,757	2,072,656
Ecolab, Inc.	49,983	9,331,326
FMC Corp.	25,392	2,649,401
International Flavors & Fragrances, Inc.	51,396	4,090,608
Linde PLC	99,456	37,900,692
LyondellBasell Industries NV, Class A	51,294	4,710,328
PPG Industries, Inc.	47,374	7,025,564
The Mosaic Company	69,604	2,436,140
The Sherwin-Williams Company	47,553	12,626,273
		129,431,332
Construction materials – 0.2%
Martin Marietta Materials, Inc.	12,574	5,805,290
Vulcan Materials Company	26,792	6,039,988
		11,845,278
Containers and packaging – 0.2%
Amcor PLC	302,948	3,023,421
Avery Dennison Corp.	16,381	2,814,256
Ball Corp.	63,362	3,688,302
International Paper Company	72,980	2,321,494
Packaging Corp. of America	17,768	2,348,219
Sealed Air Corp.	29,277	1,171,080
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Westrock Company	51,264	$1,490,244
		16,857,016
Metals and mining – 0.4%
Freeport-McMoRan, Inc.	291,996	11,679,840
Newmont Corp. (B)	160,001	6,825,643
Nucor Corp.	51,290	8,410,534
Steel Dynamics, Inc.	32,593	3,550,355
		30,466,372
		188,599,998
Real estate – 2.3%
Health care REITs – 0.2%
Healthpeak Properties, Inc.	114,906	2,309,611
Ventas, Inc.	80,579	3,808,969
Welltower, Inc.	100,960	8,166,654
		14,285,234
Hotel and resort REITs – 0.0%
Host Hotels & Resorts, Inc.	144,118	2,425,506
Industrial REITs – 0.3%
Prologis, Inc.	187,300	22,968,599
Office REITs – 0.1%
Alexandria Real Estate Equities, Inc.	32,031	3,635,198
Boston Properties, Inc.	28,753	1,655,885
		5,291,083
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	62,854	5,072,946
Residential REITs – 0.3%
AvalonBay Communities, Inc.	28,969	5,482,963
Camden Property Trust	21,380	2,327,641
Equity Residential	70,442	4,647,059
Essex Property Trust, Inc.	13,129	3,076,125
Invitation Homes, Inc.	116,892	4,021,085
Mid-America Apartment Communities, Inc.	24,239	3,680,935
UDR, Inc.	64,826	2,784,925
		26,020,733
Retail REITs – 0.3%
Federal Realty Investment Trust	14,679	1,420,487
Kimco Realty Corp.	124,682	2,458,729
Realty Income Corp.	136,829	8,181,006
Regency Centers Corp.	31,046	1,917,711
Simon Property Group, Inc.	65,992	7,620,756
		21,598,689
Specialized REITs – 1.0%
American Tower Corp.	94,511	18,329,463
Crown Castle, Inc.	88,293	10,060,104
Digital Realty Trust, Inc.	59,346	6,757,729
Equinix, Inc.	18,987	14,884,669
Extra Space Storage, Inc.	26,996	4,018,355
Iron Mountain, Inc.	58,600	3,329,652
Public Storage	32,371	9,448,447
SBA Communications Corp.	22,392	5,189,570
VICI Properties, Inc.	203,484	6,395,502
Weyerhaeuser Company	149,243	5,001,133
		83,414,624
		181,077,414
Utilities – 2.5%
Electric utilities – 1.6%
Alliant Energy Corp.	50,585	2,654,701
American Electric Power Company, Inc.	104,991	8,840,242
Constellation Energy Corp.	65,890	6,032,230
Duke Energy Corp.	156,584	14,051,848
Edison International	79,070	5,491,412

The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Entergy Corp.	43,225	$4,208,818
Evergy, Inc.	46,270	2,703,093
Eversource Energy	71,559	5,074,964
Exelon Corp.	203,087	8,273,764
FirstEnergy Corp.	109,430	4,254,638
NextEra Energy, Inc.	411,414	30,526,919
NRG Energy, Inc.	47,404	1,772,436
PG&E Corp. (A)	324,568	5,608,535
Pinnacle West Capital Corp.	22,789	1,856,392
PPL Corp.	148,410	3,926,929
The Southern Company	220,874	15,516,399
Xcel Energy, Inc.	112,231	6,977,401
		127,770,721
Gas utilities – 0.1%
Atmos Energy Corp.	29,361	3,415,859
Independent power and renewable electricity producers – 0.0%
The AES Corp.	134,651	2,791,315
Multi-utilities – 0.7%
Ameren Corp.	53,877	4,400,135
CenterPoint Energy, Inc.	126,903	3,699,222
CMS Energy Corp.	58,502	3,436,993
Consolidated Edison, Inc.	69,875	6,316,700
Dominion Energy, Inc.	170,188	8,814,037
DTE Energy Company	42,108	4,632,722
NiSource, Inc.	87,299	2,387,628
Public Service Enterprise Group, Inc.	100,567	6,296,500
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
Sempra Energy	64,265	$9,356,341
WEC Energy Group, Inc.	63,590	5,611,182
		54,951,460
Water utilities – 0.1%
American Water Works Company, Inc.	39,207	5,596,799
		194,526,154
TOTAL COMMON STOCKS (Cost $2,895,262,443)		$7,549,564,099
SHORT-TERM INVESTMENTS – 3.9%
Short-term funds – 3.9%
John Hancock Collateral Trust, 5.1773% (C)(D)	30,664,507	306,485,613
TOTAL SHORT-TERM INVESTMENTS (Cost $306,536,023)		$306,485,613
Total Investments (500 Index Trust) (Cost $3,201,798,466) – 100.0%		$7,856,049,712
Other assets and liabilities, net – 0.0%		2,350,654
TOTAL NET ASSETS – 100.0%		$7,858,400,366
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-23.
(C)	The rate shown is the annualized seven-day yield as of 6-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $13,969,272.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	1,424	Long	Sep 2023	$309,888,509	$319,563,400	$9,674,891
						$9,674,891

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
American Asset Allocation Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	50,250,256	$1,142,690,818
TOTAL INVESTMENT COMPANIES (Cost $1,096,795,278)		$1,142,690,818
Total Investments (American Asset Allocation Trust) (Cost $1,096,795,278) - 100.0%		$1,142,690,818
Other assets and liabilities, net - 0.0%		48,413
TOTAL NET ASSETS - 100.0%		$1,142,739,231
American Global Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	5,898,598	$189,403,968
TOTAL INVESTMENT COMPANIES (Cost $177,362,248)		$189,403,968
Total Investments (American Global Growth Trust) (Cost $177,362,248) - 100.0%		$189,403,968
Other assets and liabilities, net - (0.0%)		(17,727)
TOTAL NET ASSETS - 100.0%		$189,386,241

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

American Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	9,501,284	$854,260,423
TOTAL INVESTMENT COMPANIES (Cost $778,969,020)		$854,260,423
Total Investments (American Growth Trust) (Cost $778,969,020) - 100.0%		$854,260,423
Other assets and liabilities, net - 0.0%		30,556
TOTAL NET ASSETS - 100.0%		$854,290,979
American Growth-Income Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	16,035,848	$873,472,667
TOTAL INVESTMENT COMPANIES (Cost $761,266,641)		$873,472,667
Total Investments (American Growth-Income Trust) (Cost $761,266,641) - 100.0%		$873,472,667
Other assets and liabilities, net - 0.0%		27,401
TOTAL NET ASSETS - 100.0%		$873,500,068
American International Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1	20,926,841	$359,523,120
TOTAL INVESTMENT COMPANIES (Cost $399,417,183)		$359,523,120
Total Investments (American International Trust) (Cost $399,417,183) - 100.0%		$359,523,120
Other assets and liabilities, net - (0.0%)		(26,157)
TOTAL NET ASSETS - 100.0%		$359,496,963
Blue Chip Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.6%
Communication services – 15.2%
Entertainment – 1.8%
Netflix, Inc. (A)	57,557	$25,353,283
Sea, Ltd., ADR (A)	84,613	4,910,939
		30,264,222
Interactive media and services – 12.4%
Alphabet, Inc., Class A (A)	188,607	22,576,258
Alphabet, Inc., Class C (A)	881,188	106,597,312
Meta Platforms, Inc., Class A (A)	293,318	84,176,400
		213,349,970
Wireless telecommunication services – 1.0%
T-Mobile US, Inc. (A)	120,110	16,683,279
		260,297,471
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 14.6%
Automobiles – 2.9%
Tesla, Inc. (A)	192,565	$50,407,740
Broadline retail – 7.7%
Amazon.com, Inc. (A)	1,016,329	132,488,648
Hotels, restaurants and leisure – 2.1%
Booking Holdings, Inc. (A)	5,085	13,731,178
Chipotle Mexican Grill, Inc. (A)	8,274	17,698,086
DoorDash, Inc., Class A (A)	48,662	3,718,750
		35,148,014
Specialty retail – 1.0%
Ross Stores, Inc.	90,086	10,101,343
The TJX Companies, Inc.	92,245	7,821,454
		17,922,797
Textiles, apparel and luxury goods – 0.9%
Lululemon Athletica, Inc. (A)	21,547	8,155,540
NIKE, Inc., Class B	57,884	6,388,657
		14,544,197
		250,511,396
Consumer staples – 0.6%
Consumer staples distribution and retail – 0.6%
Dollar General Corp.	63,345	10,754,714
Financials – 10.2%
Capital markets – 1.7%
Morgan Stanley	95,155	8,126,237
MSCI, Inc.	4,844	2,273,241
S&P Global, Inc.	23,210	9,304,657
The Charles Schwab Corp.	93,582	5,304,228
The Goldman Sachs Group, Inc.	15,028	4,847,131
		29,855,494
Financial services – 6.8%
Adyen NV (A)(B)	3,404	5,894,598
Affirm Holdings, Inc. (A)(C)	53,448	819,358
Block, Inc. (A)	41,126	2,737,758
Fiserv, Inc. (A)	32,406	4,088,017
Mastercard, Inc., Class A	117,212	46,099,480
Visa, Inc., Class A	237,244	56,340,705
		115,979,916
Insurance – 1.7%
Chubb, Ltd.	86,046	16,569,018
Marsh & McLennan Companies, Inc.	62,125	11,684,470
		28,253,488
		174,088,898
Health care – 12.7%
Health care equipment and supplies – 2.6%
Align Technology, Inc. (A)	6,561	2,320,232
Intuitive Surgical, Inc. (A)	86,060	29,427,356
Stryker Corp.	36,356	11,091,852
Teleflex, Inc.	10,431	2,524,615
		45,364,055
Health care providers and services – 4.4%
Elevance Health, Inc.	14,675	6,519,956
Humana, Inc.	26,450	11,826,589
UnitedHealth Group, Inc.	117,890	56,662,650
		75,009,195
Health care technology – 0.2%
Veeva Systems, Inc., Class A (A)	20,623	4,077,786
Life sciences tools and services – 2.0%
Danaher Corp.	50,500	12,120,000

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Thermo Fisher Scientific, Inc.	42,661	$22,258,377
		34,378,377
Pharmaceuticals – 3.5%
AstraZeneca PLC, ADR	66,668	4,771,429
Eli Lilly & Company	96,458	45,236,873
Zoetis, Inc.	56,608	9,748,464
		59,756,766
		218,586,179
Industrials – 1.4%
Aerospace and defense – 0.2%
TransDigm Group, Inc.	5,000	4,470,850
Commercial services and supplies – 0.2%
Cintas Corp.	5,976	2,970,550
Ground transportation – 0.4%
Old Dominion Freight Line, Inc.	18,170	6,718,358
Industrial conglomerates – 0.5%
General Electric Company	78,985	8,676,502
Professional services – 0.1%
Paycom Software, Inc.	5,045	1,620,656
		24,456,916
Information technology – 43.7%
Electronic equipment, instruments and components – 0.2%
TE Connectivity, Ltd.	22,911	3,211,206
IT services – 1.5%
MongoDB, Inc. (A)	27,078	11,128,787
Shopify, Inc., Class A (A)	164,692	10,639,103
Snowflake, Inc., Class A (A)	21,632	3,806,799
		25,574,689
Semiconductors and semiconductor equipment – 10.0%
Advanced Micro Devices, Inc. (A)	135,643	15,451,094
ASML Holding NV, NYRS	32,277	23,392,756
Lam Research Corp.	4,809	3,091,514
Marvell Technology, Inc.	84,553	5,054,578
Monolithic Power Systems, Inc.	19,281	10,416,175
NVIDIA Corp.	240,771	101,850,948
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	59,856	6,040,668
Texas Instruments, Inc.	34,916	6,285,578
		171,583,311
Software – 20.6%
Atlassian Corp., Class A (A)	36,283	6,088,650
BILL Holdings, Inc. (A)	49,200	5,749,020
Confluent, Inc., Class A (A)	68,331	2,412,768
Crowdstrike Holdings, Inc., Class A (A)	16,318	2,396,625
Datadog, Inc., Class A (A)	29,799	2,931,626
Fortinet, Inc. (A)	25,598	1,934,953
Intuit, Inc.	46,185	21,161,505
Microsoft Corp.	707,394	240,895,948
Roper Technologies, Inc.	25,670	12,342,136
ServiceNow, Inc. (A)	68,496	38,492,697
Synopsys, Inc. (A)	45,230	19,693,594
		354,099,522
Technology hardware, storage and peripherals – 11.4%
Apple, Inc.	1,003,070	194,565,488
		749,034,216
Materials – 1.0%
Chemicals – 1.0%
Linde PLC	22,010	8,387,571
The Sherwin-Williams Company	29,569	7,851,161
		16,238,732
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities – 0.2%
Electric utilities – 0.2%
Constellation Energy Corp.	44,203	$4,046,785
TOTAL COMMON STOCKS (Cost $1,197,522,537)		$1,708,015,307
CORPORATE BONDS - 0.2%
Consumer discretionary - 0.2%
Carvana Company 10.250%, 05/01/2030 (B)	$3,865,000	3,044,546
TOTAL CORPORATE BONDS (Cost $3,865,000)		$3,044,546
SHORT-TERM INVESTMENTS – 0.3%
Short-term funds – 0.3%
John Hancock Collateral Trust, 5.1773% (D)(E)	112,394	1,123,356
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.0063% (D)	782,523	782,523
T. Rowe Price Government Reserve Fund, 5.1068% (D)	3,631,205	3,631,205
TOTAL SHORT-TERM INVESTMENTS (Cost $5,537,209)		$5,537,084
Total Investments (Blue Chip Growth Trust) (Cost $1,206,924,746) – 100.1%		$1,716,596,937
Other assets and liabilities, net – (0.1%)		(1,040,078)
TOTAL NET ASSETS – 100.0%		$1,715,556,859
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 6-30-23.
(D)	The rate shown is the annualized seven-day yield as of 6-30-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.8%
Communication services – 9.0%
Entertainment – 1.9%
Netflix, Inc. (A)	17,292	$7,616,953
ROBLOX Corp., Class A (A)	55,471	2,235,481
		9,852,434
Interactive media and services – 6.5%
Alphabet, Inc., Class A (A)	88,900	10,641,330
Alphabet, Inc., Class C (A)	88,479	10,703,305
Meta Platforms, Inc., Class A (A)	46,965	13,478,016
		34,822,651
Media – 0.6%
The Trade Desk, Inc., Class A (A)	38,046	2,937,912
		47,612,997

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 24.1%
Automobile components – 0.3%
Mobileye Global, Inc., Class A (A)	35,931	$1,380,469
Automobiles – 4.7%
Tesla, Inc. (A)	95,712	25,054,530
Broadline retail – 6.7%
Amazon.com, Inc. (A)	216,362	28,204,950
MercadoLibre, Inc. (A)	6,483	7,679,762
		35,884,712
Hotels, restaurants and leisure – 3.2%
Airbnb, Inc., Class A (A)	41,538	5,323,510
Chipotle Mexican Grill, Inc. (A)	1,532	3,276,948
Marriott International, Inc., Class A	26,427	4,854,376
McDonald's Corp.	11,332	3,381,582
		16,836,416
Specialty retail – 4.2%
O'Reilly Automotive, Inc. (A)	6,810	6,505,594
The Home Depot, Inc.	21,106	6,556,368
The TJX Companies, Inc.	64,237	5,446,655
Ulta Beauty, Inc. (A)	8,333	3,921,468
		22,430,085
Textiles, apparel and luxury goods – 5.0%
Lululemon Athletica, Inc. (A)	23,951	9,065,454
LVMH Moet Hennessy Louis Vuitton SE	13,552	12,778,346
NIKE, Inc., Class B	43,859	4,840,718
		26,684,518
		128,270,730
Consumer staples – 3.0%
Consumer staples distribution and retail – 1.9%
Costco Wholesale Corp.	19,038	10,249,678
Personal care products – 1.1%
L'Oreal SA	12,444	5,804,830
		16,054,508
Energy – 0.5%
Energy equipment and services – 0.5%
Schlumberger, Ltd.	54,094	2,657,097
Financials – 9.6%
Capital markets – 2.5%
Moody's Corp.	7,016	2,439,604
S&P Global, Inc.	17,274	6,924,974
The Goldman Sachs Group, Inc.	12,196	3,933,698
		13,298,276
Consumer finance – 0.5%
American Express Company	14,833	2,583,909
Financial services – 6.6%
Adyen NV (A)(B)	3,417	5,917,109
Mastercard, Inc., Class A	34,288	13,485,470
Visa, Inc., Class A	67,210	15,961,031
		35,363,610
		51,245,795
Health care – 11.0%
Biotechnology – 1.1%
Vertex Pharmaceuticals, Inc. (A)	16,163	5,687,921
Health care equipment and supplies – 2.1%
DexCom, Inc. (A)	36,753	4,723,128
Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Intuitive Surgical, Inc. (A)	19,653	$6,720,147
		11,443,275
Health care providers and services – 1.5%
UnitedHealth Group, Inc.	16,309	7,838,758
Pharmaceuticals – 6.3%
AstraZeneca PLC, ADR	91,098	6,519,884
Eli Lilly & Company	35,560	16,676,929
Novo Nordisk A/S, ADR	65,329	10,572,192
		33,769,005
		58,738,959
Industrials – 2.0%
Ground transportation – 2.0%
Uber Technologies, Inc. (A)	243,770	10,523,551
Information technology – 38.6%
IT services – 2.2%
MongoDB, Inc. (A)	11,369	4,672,545
Snowflake, Inc., Class A (A)	38,787	6,825,736
		11,498,281
Semiconductors and semiconductor equipment – 15.6%
Advanced Micro Devices, Inc. (A)	142,134	16,190,484
ASML Holding NV, NYRS	11,107	8,049,798
Broadcom, Inc.	14,408	12,497,931
Micron Technology, Inc.	36,911	2,329,453
NVIDIA Corp.	103,939	43,968,277
		83,035,943
Software – 14.2%
Adobe, Inc. (A)	17,592	8,602,312
Cadence Design Systems, Inc. (A)	22,635	5,308,360
Crowdstrike Holdings, Inc., Class A (A)	25,720	3,777,496
Microsoft Corp.	126,623	43,120,196
Salesforce, Inc. (A)	43,888	9,271,779
ServiceNow, Inc. (A)	10,251	5,760,754
		75,840,897
Technology hardware, storage and peripherals – 6.6%
Apple, Inc.	182,215	35,344,244
		205,719,365
Real estate – 1.0%
Specialized REITs – 1.0%
American Tower Corp.	26,767	5,191,192
TOTAL COMMON STOCKS (Cost $400,842,014)		$526,014,194
PREFERRED SECURITIES – 0.8%
Consumer discretionary – 0.8%
Automobiles – 0.8%
Dr. Ing. h.c. F. Porsche AG (B)	33,850	4,205,141
TOTAL PREFERRED SECURITIES (Cost $3,159,846)		$4,205,141
SHORT-TERM INVESTMENTS – 0.2%
Short-term funds – 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.0063% (C)	1,202,558	1,202,558
TOTAL SHORT-TERM INVESTMENTS (Cost $1,202,558)		$1,202,558
Total Investments (Capital Appreciation Trust) (Cost $405,204,418) – 99.8%		$531,421,893
Other assets and liabilities, net – 0.2%		1,214,706
TOTAL NET ASSETS – 100.0%		$532,636,599
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 6-30-23.
Capital Appreciation Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 66.3%
Communication services – 3.0%
Interactive media and services – 3.0%
Alphabet, Inc., Class A (A)(B)	93,310	$11,169,207
Meta Platforms, Inc., Class A (B)	8,831	2,534,320
		13,703,527
Consumer discretionary – 5.8%
Automobile components – 0.3%
Mobileye Global, Inc., Class A (B)	35,173	1,351,347
Broadline retail – 2.8%
Amazon.com, Inc. (A)(B)	98,094	12,787,534
Hotels, restaurants and leisure – 2.7%
Hilton Worldwide Holdings, Inc. (A)	21,613	3,145,772
Starbucks Corp. (A)	9,000	891,540
Yum! Brands, Inc. (A)	58,520	8,107,946
		12,145,258
		26,284,139
Consumer staples – 0.6%
Beverages – 0.6%
Keurig Dr. Pepper, Inc.	89,357	2,794,193
Energy – 1.5%
Oil, gas and consumable fuels – 1.5%
Canadian Natural Resources, Ltd.	55,449	3,119,561
Chesapeake Energy Corp.	32,200	2,694,496
EOG Resources, Inc.	10,985	1,257,123
		7,071,180
Financials – 7.6%
Banks – 1.0%
The PNC Financial Services Group, Inc.	33,488	4,217,814
Capital markets – 3.6%
CME Group, Inc. (A)	1,312	243,100
Intercontinental Exchange, Inc.	79,000	8,933,320
KKR & Company, Inc. (A)	53,996	3,023,776
S&P Global, Inc. (A)	3,013	1,207,882
The Goldman Sachs Group, Inc.	9,300	2,999,622
		16,407,700
Financial services – 2.2%
Mastercard, Inc., Class A (A)	13,700	5,388,210
Visa, Inc., Class A (A)	19,800	4,702,104
		10,090,314
Insurance – 0.8%
Marsh & McLennan Companies, Inc. (A)	19,184	3,608,127
		34,323,955
Health care – 16.0%
Biotechnology – 1.9%
AbbVie, Inc.	34,229	4,611,673
Biogen, Inc. (B)	11,563	3,293,721
Karuna Therapeutics, Inc. (B)	3,295	714,521
		8,619,915
Health care equipment and supplies – 4.2%
Baxter International, Inc.	48,066	2,189,887
Becton, Dickinson and Company (A)	35,187	9,289,720
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
GE HealthCare Technologies, Inc. (A)	17,452	$1,417,800
Stryker Corp. (A)	6,100	1,861,049
Teleflex, Inc.	18,161	4,395,507
		19,153,963
Health care providers and services – 2.8%
Humana, Inc.	257	114,905
UnitedHealth Group, Inc.	25,782	12,391,860
		12,506,765
Life sciences tools and services – 6.3%
Avantor, Inc. (B)	217,127	4,459,789
Danaher Corp.	41,624	9,989,760
Revvity, Inc.	72,085	8,562,977
Thermo Fisher Scientific, Inc.	10,813	5,641,683
		28,654,209
Pharmaceuticals – 0.8%
Eli Lilly & Company	7,500	3,517,350
		72,452,202
Industrials – 7.9%
Commercial services and supplies – 1.8%
Aurora Innovation, Inc. (B)	314,442	924,459
Republic Services, Inc.	3,641	557,692
Waste Connections, Inc.	47,251	6,753,585
		8,235,736
Electrical equipment – 0.3%
AMETEK, Inc.	9,453	1,530,252
Industrial conglomerates – 0.5%
General Electric Company (A)	21,497	2,361,445
Machinery – 3.7%
Fortive Corp.	137,932	10,313,176
Ingersoll Rand, Inc. (A)	97,089	6,345,737
		16,658,913
Professional services – 1.6%
Equifax, Inc.	16,982	3,995,865
TransUnion (A)	40,629	3,182,470
		7,178,335
		35,964,681
Information technology – 17.9%
Electronic equipment, instruments and components – 1.1%
TE Connectivity, Ltd.	10,077	1,412,392
Teledyne Technologies, Inc. (B)	8,979	3,691,357
		5,103,749
Semiconductors and semiconductor equipment – 4.2%
Analog Devices, Inc.	12,300	2,396,163
NVIDIA Corp.	14,400	6,091,488
NXP Semiconductors NV (A)	31,142	6,374,145
Texas Instruments, Inc. (A)	22,435	4,038,749
		18,900,545
Software – 9.1%
Black Knight, Inc. (B)	39,994	2,388,842
Intuit, Inc.	7,326	3,356,700
Microsoft Corp. (A)	74,596	25,402,922
PTC, Inc. (B)	1,851	263,397
Roper Technologies, Inc.	12,723	6,117,218
Salesforce, Inc. (A)(B)	18,207	3,846,411
		41,375,490
Technology hardware, storage and peripherals – 3.5%
Apple, Inc.	80,953	15,702,455
		81,082,239

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials – 0.9%
Chemicals – 0.9%
Linde PLC (A)	10,851	$4,135,099
Utilities – 5.1%
Electric utilities – 2.3%
Exelon Corp.	121,172	4,936,547
Xcel Energy, Inc.	90,766	5,642,922
		10,579,469
Multi-utilities – 2.8%
Ameren Corp.	80,642	6,586,032
CenterPoint Energy, Inc.	63,234	1,843,271
DTE Energy Company	23,609	2,597,462
WEC Energy Group, Inc.	16,700	1,473,608
		12,500,373
		23,079,842
TOTAL COMMON STOCKS (Cost $268,424,126)		$300,891,057
PREFERRED SECURITIES – 0.3%
Financials – 0.0%
Capital markets – 0.0%
The Charles Schwab Corp., 5.950%	1,000	25,000
Utilities – 0.3%
Electric utilities – 0.1%
SCE Trust IV, 5.375% (5.375% to 9-15-25, then 3 month LIBOR + 3.132%)	14,748	291,420
Multi-utilities – 0.2%
CMS Energy Corp., 5.875%	21,544	516,410
CMS Energy Corp., 5.875%	17,570	427,830
NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	3,896	98,140
		1,042,380
		1,333,800
TOTAL PREFERRED SECURITIES (Cost $1,468,950)		$1,358,800
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 8.5%
U.S. Government – 8.5%
U.S. Treasury Notes
2.750%, 08/15/2032	$4,272,900	3,917,214
3.500%, 02/15/2033	19,105,900	18,610,341
4.125%, 11/15/2032	15,533,600	15,873,398
		38,400,953
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $39,444,686)		$38,400,953
CORPORATE BONDS - 7.9%
Communication services - 1.3%
CCO Holdings LLC
5.000%, 02/01/2028 (C)	2,595,000	2,364,279
5.125%, 05/01/2027 (C)	2,681,000	2,496,668
5.500%, 05/01/2026 (C)	125,000	121,879
Lamar Media Corp.
3.625%, 01/15/2031	50,000	42,125
3.750%, 02/15/2028	100,000	91,024
4.875%, 01/15/2029	50,000	46,500
Live Nation Entertainment, Inc. 4.875%, 11/01/2024 (C)	35,000	34,457
T-Mobile USA, Inc.
2.625%, 02/15/2029	15,000	13,028
2.875%, 02/15/2031	60,000	50,716
3.375%, 04/15/2029	165,000	149,003
3.500%, 04/15/2031	700,000	617,679
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
T-Mobile USA, Inc. (continued)
4.750%, 02/01/2028	$25,000	$24,287
		6,051,645
Consumer discretionary - 2.0%
Cedar Fair LP
5.250%, 07/15/2029	384,000	349,250
5.375%, 04/15/2027	676,000	642,715
5.500%, 05/01/2025 (C)	410,000	406,908
6.500%, 10/01/2028	345,000	336,449
Clarios Global LP
6.250%, 05/15/2026 (C)	222,000	220,570
6.750%, 05/15/2025 (C)	147,000	147,090
8.500%, 05/15/2027 (C)	650,000	651,063
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (C)	150,000	125,060
3.750%, 05/01/2029 (C)	50,000	44,381
4.000%, 05/01/2031 (C)	125,000	108,560
4.875%, 01/15/2030	100,000	93,242
5.375%, 05/01/2025 (C)	99,000	97,736
5.750%, 05/01/2028 (C)	50,000	49,236
Hilton Worldwide Finance LLC 4.875%, 04/01/2027	50,000	48,504
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (C)	1,237,000	1,193,977
Life Time, Inc. 5.750%, 01/15/2026 (C)	365,000	355,704
Marriott International, Inc. 3.125%, 06/15/2026	570,000	535,295
Mattel, Inc.
3.375%, 04/01/2026 (C)	100,000	92,020
3.750%, 04/01/2029 (C)	100,000	87,983
5.875%, 12/15/2027 (C)	100,000	98,214
Service Corp. International 3.375%, 08/15/2030	100,000	83,630
Six Flags Entertainment Corp. 5.500%, 04/15/2027 (C)	1,061,000	998,881
Six Flags Theme Parks, Inc. 7.000%, 07/01/2025 (C)	249,000	250,244
Vail Resorts, Inc. 6.250%, 05/15/2025 (C)	50,000	50,060
Yum! Brands, Inc.
3.625%, 03/15/2031	150,000	129,589
4.625%, 01/31/2032	400,000	361,335
4.750%, 01/15/2030 (C)	127,000	118,924
5.350%, 11/01/2043	579,000	505,236
5.375%, 04/01/2032	564,000	536,060
6.875%, 11/15/2037	367,000	394,491
		9,112,407
Financials - 2.2%
Alliant Holdings Intermediate LLC
4.250%, 10/15/2027 (C)	75,000	67,304
5.875%, 11/01/2029 (C)	75,000	65,244
6.750%, 10/15/2027 to 04/15/2028 (C)	2,144,000	2,090,950
AmWINS Group, Inc. 4.875%, 06/30/2029 (C)	135,000	121,903
BroadStreet Partners, Inc. 5.875%, 04/15/2029 (C)	58,000	50,317
HUB International, Ltd.
5.625%, 12/01/2029 (C)	165,000	148,018
7.000%, 05/01/2026 (C)	2,785,000	2,777,634
7.250%, 06/15/2030 (C)	1,076,000	1,111,078
Intercontinental Exchange, Inc. 4.000%, 09/15/2027	59,000	57,445

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
MSCI, Inc.
3.250%, 08/15/2033 (C)	$230,000	$185,232
3.625%, 09/01/2030 to 11/01/2031 (C)	1,913,000	1,642,307
3.875%, 02/15/2031 (C)	657,000	569,307
4.000%, 11/15/2029 (C)	386,000	349,338
Ryan Specialty LLC 4.375%, 02/01/2030 (C)	50,000	44,260
State Street Corp. 9.149%, (3 month LIBOR + 3.597%), 09/15/2023 (D)(E)	145,000	144,640
USI, Inc. 6.875%, 05/01/2025 (C)	799,000	793,008
		10,217,985
Health care - 0.9%
Avantor Funding, Inc.
3.875%, 11/01/2029 (C)	700,000	612,870
4.625%, 07/15/2028 (C)	575,000	532,981
Charles River Laboratories International, Inc.
3.750%, 03/15/2029 (C)	139,000	122,325
4.000%, 03/15/2031 (C)	36,000	31,268
4.250%, 05/01/2028 (C)	93,000	85,148
Heartland Dental LLC
8.500%, 05/01/2026 (C)	372,000	332,797
10.500%, 04/30/2028 (C)	431,000	428,306
Hologic, Inc. 3.250%, 02/15/2029 (C)	93,000	81,366
IQVIA, Inc.
5.000%, 05/15/2027 (C)	200,000	192,373
5.700%, 05/15/2028 (C)	577,000	571,230
6.500%, 05/15/2030 (C)	200,000	201,975
PRA Health Sciences, Inc. 2.875%, 07/15/2026 (C)	200,000	181,087
Surgery Center Holdings, Inc. 10.000%, 04/15/2027 (C)	241,000	246,423
Teleflex, Inc.
4.250%, 06/01/2028 (C)	50,000	45,687
4.625%, 11/15/2027	285,000	268,613
		3,934,449
Industrials - 1.2%
Booz Allen Hamilton, Inc.
3.875%, 09/01/2028 (C)	361,000	326,510
4.000%, 07/01/2029 (C)	147,000	131,675
Delta Air Lines, Inc. 4.750%, 10/20/2028 (C)	390,000	378,569
General Electric Company 8.882%, (3 month LIBOR + 3.330%), 09/15/2023 (D)(E)	1,318,000	1,317,998
GFL Environmental, Inc.
4.375%, 08/15/2029 (C)	32,000	28,491
4.750%, 06/15/2029 (C)	84,000	76,743
Howmet Aerospace, Inc.
3.000%, 01/15/2029	692,000	604,815
5.900%, 02/01/2027	29,000	29,233
Korn Ferry 4.625%, 12/15/2027 (C)	90,000	84,567
Lennox International, Inc. 3.000%, 11/15/2023	515,000	508,825
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (C)	419,111	420,158
Sensata Technologies BV
4.000%, 04/15/2029 (C)	200,000	178,057
5.000%, 10/01/2025 (C)	325,000	318,183
5.625%, 11/01/2024 (C)	90,000	89,321
5.875%, 09/01/2030 (C)	200,000	194,457
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Sensata Technologies, Inc.
3.750%, 02/15/2031 (C)	$100,000	$85,549
4.375%, 02/15/2030 (C)	50,000	44,712
TransDigm, Inc.
5.500%, 11/15/2027	110,000	103,752
6.250%, 03/15/2026 (C)	125,000	124,389
6.375%, 06/15/2026	50,000	49,350
United Airlines 2012-1 Class A Pass Through Trust 4.150%, 04/11/2024	126,953	124,097
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	10,196	9,535
US Airways 2013-1 Class A Pass Through Trust 3.950%, 11/15/2025	102,754	96,099
		5,325,085
Information technology - 0.1%
Black Knight InfoServ LLC 3.625%, 09/01/2028 (C)	50,000	44,750
Clarivate Science Holdings Corp.
3.875%, 07/01/2028 (C)	102,000	90,417
4.875%, 07/01/2029 (C)	80,000	70,968
Crowdstrike Holdings, Inc. 3.000%, 02/15/2029	24,000	20,696
Entegris Escrow Corp. 4.750%, 04/15/2029 (C)	168,000	155,959
Gartner, Inc.
3.625%, 06/15/2029 (C)	100,000	88,032
3.750%, 10/01/2030 (C)	50,000	43,546
4.500%, 07/01/2028 (C)	50,000	46,711
PTC, Inc. 4.000%, 02/15/2028 (C)	50,000	46,030
		607,109
Materials - 0.1%
Ball Corp. 6.000%, 06/15/2029	495,000	491,288
Real estate - 0.1%
SBA Communications Corp.
3.125%, 02/01/2029	175,000	148,340
3.875%, 02/15/2027	195,000	179,635
		327,975
TOTAL CORPORATE BONDS (Cost $36,947,399)		$36,067,943
TERM LOANS (F) – 9.5%
Communication services – 0.2%
Charter Communications Operating LLC, 2019 Term Loan B1 (3 month SOFR + 1.750%) 6.795%, 04/30/2025	677,508	676,736
Charter Communications Operating LLC, 2019 Term Loan B2 (3 month SOFR + 1.750%) 6.795%, 02/01/2027	266,147	264,372
		941,108
Consumer discretionary – 0.5%
Hilton Worldwide Finance LLC, 2019 Term Loan B2 (1 month SOFR + 1.750%) 6.939%, 06/22/2026	1,045,005	1,043,417
IRB Holding Corp., 2022 Term Loan B (1 month SOFR + 3.000%) 8.202%, 12/15/2027	1,046,764	1,038,589
New Red Finance, Inc., Term Loan B4 (1 month LIBOR + 1.750%) 6.942%, 11/19/2026	57,989	57,530

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F)(continued)
Consumer discretionary (continued)
Woof Holdings, Inc., 1st Lien Term Loan (1 month SOFR + 3.750%) 8.954%, 12/21/2027	$170,470	166,634
		2,306,170
Consumer staples – 0.3%
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month SOFR + 3.750%) 9.092%, 10/01/2026	1,267,271	1,258,881
Financials – 3.1%
Alliant Holdings Intermediate LLC, 2021 Term Loan B4 (1 month LIBOR + 3.500%) 8.650%, 11/06/2027	1,468,284	1,458,314
Alliant Holdings Intermediate LLC, 2023 Term Loan B5 (1 month SOFR + 3.500%) 8.647%, 11/05/2027	726,983	721,836
AssuredPartners, Inc., 2022 Term Loan (1 month SOFR + 3.500%) 8.602%, 02/12/2027	40,210	39,808
BroadStreet Partners, Inc., 2023 Term Loan B3 (1 month SOFR + 4.000%) 9.160%, 01/27/2029	275,955	273,954
Howden Group Holdings, Ltd., 2021 Term Loan B (1 month LIBOR + 3.250%) 8.443%, 11/12/2027	1,425,975	1,415,680
HUB International, Ltd., 2022 Term Loan B (3 month SOFR + 4.000%) 9.072%, 11/10/2029	406,015	405,389
HUB International, Ltd., 2023 Term Loan B TBD 06/20/2030 (G)	7,016,000	7,028,699
Ryan Specialty LLC, Term Loan (1 month SOFR + 3.000%) 8.202%, 09/01/2027	262,722	262,146
USI, Inc., 2019 Incremental Term Loan B (3 month LIBOR + 3.250%) 8.788%, 12/02/2026	809,240	808,099
USI, Inc., 2022 Incremental Term Loan (3 month SOFR + 3.750%) 8.992%, 11/22/2029	1,499,732	1,495,983
		13,909,908
Health care – 1.3%
ADMI Corp., 2018 Term Loan B (1 month LIBOR + 3.000%) 8.193%, 04/30/2025	99,738	95,562
ADMI Corp., 2021 Incremental Term Loan B3 (1 month SOFR + 3.750%) 8.967%, 12/23/2027	1,046,363	975,294
ADMI Corp., 2021 Term Loan B2 (1 month SOFR + 3.375%) 8.592%, 12/23/2027	576,725	541,401
athenahealth, Inc., 2022 Term Loan B (1 month SOFR + 3.500%) 8.589%, 02/15/2029	664,771	639,011
Avantor Funding, Inc., 2021 Term Loan B5 (1 month SOFR + 2.250%) 7.452%, 11/08/2027	86,131	86,036
Heartland Dental LLC, 2023 Term Loan B (1 month SOFR + 5.000%) 10.102%, 04/28/2028	1,482,420	1,428,060
Loire Finco Luxembourg Sarl, 2021 USD Term Loan B2 TBD 04/21/2027 (G)	99,750	96,633
Loire Finco Luxembourg Sarl, Term Loan (3 month SOFR + 3.000%) 8.109%, 04/21/2027	1,130,527	1,092,371
PetVet Care Centers LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%) 7.943%, 02/14/2025	82,392	79,525
Capital Appreciation Value Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (F)(continued)
Health care (continued)
PetVet Care Centers LLC, 2018 2nd Lien Term Loan (1 month LIBOR + 6.250%) 11.443%, 02/13/2026		$25,000	22,750
PetVet Care Centers LLC, 2018 Incremental Term Loan (1 month LIBOR + 3.250%) 8.443%, 02/14/2025		195,012	189,161
PetVet Care Centers LLC, 2021 Term Loan B3 (1 month LIBOR + 3.500%) 8.693%, 02/14/2025		566,514	553,626
			5,799,430
Industrials – 1.8%
Filtration Group Corp., 2021 Incremental Term Loan (1 month SOFR + 3.500%) 8.717%, 10/21/2028		201,413	200,478
Filtration Group Corp., 2023 EUR Term Loan (3 month EURIBOR + 4.250%) 7.850%, 10/21/2028	EUR	651,338	700,527
Filtration Group Corp., 2023 USD Term Loan (1 month SOFR + 4.250%) 9.326%, 10/21/2028		$753,686	752,744
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 10.764%, 06/21/2027		4,326,859	4,490,025
SkyMiles IP, Ltd., 2020 Skymiles Term Loan B (3 month SOFR + 3.750%) 8.798%, 10/20/2027		1,781,698	1,848,921
TransUnion LLC, 2019 Term Loan B5 (1 month LIBOR + 1.750%) 6.952%, 11/16/2026		290,341	289,293
			8,281,988
Information technology – 2.2%
Applied Systems, Inc., 2021 2nd Lien Term Loan (3 month SOFR + 6.750%) 11.992%, 09/17/2027		164,028	163,926
Applied Systems, Inc., 2022 Extended 1st Lien Term Loan (3 month SOFR + 4.500%) 9.742%, 09/18/2026		1,670,103	1,671,673
Azalea TopCo, Inc., 2021 Term Loan B (1 month SOFR + 3.750%) 8.967%, 07/24/2026		116,533	112,491
Azalea TopCo, Inc., 2022 Incremental Term Loan (1 month SOFR + 3.750%) 8.855%, 07/24/2026		136,623	132,524
Azalea TopCo, Inc., Term Loan (1 month SOFR + 3.500%) 8.584%, 07/24/2026		1,019,463	989,134
Entegris, Inc., 2023 Term Loan B (1 and 3 month SOFR + 2.750%) 7.989%, 07/06/2029		1,398,187	1,399,068
Quartz Acquireco LLC, Term Loan B TBD 06/28/2030 (G)		86,962	86,853
RealPage, Inc., 1st Lien Term Loan (1 month LIBOR + 3.000%) 8.193%, 04/24/2028		1,400,063	1,368,211
RealPage, Inc., 2nd Lien Term Loan (1 month LIBOR + 6.500%) 11.693%, 04/23/2029		75,000	72,437
Sophia LP, 2021 Term Loan B (3 month LIBOR + 3.500%) 9.038%, 10/07/2027		294,750	291,251
Sophia LP, 2022 Incremental Term Loan B (1 month SOFR + 4.250%) 9.352%, 10/07/2027		99,748	98,626
Storable, Inc., Term Loan B TBD 04/17/2028 (G)		99,747	96,962

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F)(continued)
Information technology (continued)
UKG, Inc., 2021 Term Loan (3 month SOFR + 3.250%) 8.271%, 05/04/2026	$3,619,282	3,548,018
		10,031,174
Real estate – 0.1%
SBA Senior Finance II LLC, 2018 Term Loan B (1 month LIBOR + 1.750%) 6.950%, 04/11/2025	543,699	543,455
TOTAL TERM LOANS (Cost $43,207,932)		$43,072,114
ASSET BACKED SECURITIES - 0.1%
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118%, 07/25/2047 (C)	328,783	$302,599
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.668%, 10/25/2049 (C)	208,013	181,757
TOTAL ASSET BACKED SECURITIES (Cost $533,843)		$484,356
SHORT-TERM INVESTMENTS – 10.3%
Short-term funds – 9.8%
T. Rowe Price Government Reserve Fund, 5.1068% (H)	44,400,672	44,400,672
Repurchase agreement – 0.5%
Repurchase Agreement with State Street Corp. dated 6-30-23 at 1.520% to be repurchased at $2,216,281 on 7-3-23, collateralized by $2,511,700 U.S. Treasury Notes, 0.500% due 2-28-26 (valued at $2,260,376)	$2,216,000	2,216,000
TOTAL SHORT-TERM INVESTMENTS (Cost $46,616,672)		$46,616,672
Total Investments (Capital Appreciation Value Trust) (Cost $436,643,608) – 102.9%		$466,891,895
Other assets and liabilities, net – (2.9%)		(13,004,190)
TOTAL NET ASSETS – 100.0%		$453,887,705
Capital Appreciation Value Trust (continued)
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	The rate shown is the annualized seven-day yield as of 6-30-23.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
JPM	AbbVie, Inc.	USD	145.00	Jan 2024	2	200	$1,120	$(812)
JPM	AbbVie, Inc.	USD	150.00	Jan 2024	2	200	763	(528)
CITI	AbbVie, Inc.	USD	155.00	Jan 2024	18	1,800	18,943	(2,948)
CITI	AbbVie, Inc.	USD	155.00	Jan 2024	19	1,900	18,278	(3,112)
CITI	AbbVie, Inc.	USD	160.00	Jan 2024	18	1,800	15,151	(1,749)
CITI	AbbVie, Inc.	USD	160.00	Jan 2024	19	1,900	14,478	(1,846)
CITI	AbbVie, Inc.	USD	170.00	Jan 2024	46	4,600	26,163	(1,398)
JPM	AbbVie, Inc.	USD	175.00	Jan 2024	23	2,300	11,655	(368)
JPM	AbbVie, Inc.	USD	180.00	Jan 2024	11	1,100	10,948	(91)
JPM	AbbVie, Inc.	USD	180.00	Jan 2024	23	2,300	11,036	(191)
JPM	AbbVie, Inc.	USD	185.00	Jan 2024	11	1,100	9,136	(46)
JPM	AbbVie, Inc.	USD	195.00	Jan 2024	11	1,100	6,168	(11)
JPM	AbbVie, Inc.	USD	200.00	Jan 2024	11	1,100	5,016	(6)
CITI	Alphabet, Inc., Class A	USD	102.50	Jan 2024	31	3,100	24,005	(72,294)
WFB	Alphabet, Inc., Class A	USD	120.00	Jan 2024	108	10,800	85,221	(121,963)
CITI	Alphabet, Inc., Class A	USD	142.00	Jan 2024	58	5,800	37,305	(17,515)
WFB	Amazon.com, Inc.	USD	107.50	Jan 2024	35	3,500	24,267	(103,617)
WFB	Amazon.com, Inc.	USD	110.00	Jan 2024	35	3,500	22,144	(96,764)
WFB	Amazon.com, Inc.	USD	110.00	Jan 2024	36	3,600	39,065	(99,529)
The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
WFB	Amazon.com, Inc.	USD	115.00	Jan 2024	35	3,500	$18,159	$(83,662)
WFB	Amazon.com, Inc.	USD	115.00	Jan 2024	36	3,600	32,394	(86,053)
WFB	Amazon.com, Inc.	USD	115.00	Jan 2024	66	6,600	58,938	(157,763)
WFB	Amazon.com, Inc.	USD	120.00	Jan 2024	35	3,500	26,058	(71,458)
WFB	Amazon.com, Inc.	USD	132.50	Jan 2024	86	8,600	82,519	(111,721)
WFB	Amazon.com, Inc.	USD	135.00	Jan 2024	59	5,900	55,133	(69,292)
UBS	Analog Devices, Inc.	USD	200.00	Jan 2024	10	1,000	7,997	(14,008)
UBS	Analog Devices, Inc.	USD	200.00	Jan 2024	2	200	2,309	(2,802)
UBS	Analog Devices, Inc.	USD	210.00	Jan 2024	2	200	1,557	(1,950)
UBS	Analog Devices, Inc.	USD	210.00	Jun 2024	2	200	2,771	(3,247)
UBS	Analog Devices, Inc.	USD	220.00	Jun 2024	2	200	2,075	(2,505)
JPM	Apple, Inc.	USD	145.00	Jan 2024	29	2,900	33,575	(157,741)
JPM	Apple, Inc.	USD	150.00	Jan 2024	29	2,900	28,626	(144,531)
JPM	Apple, Inc.	USD	150.00	Jan 2024	29	2,900	41,297	(144,531)
JPM	Apple, Inc.	USD	155.00	Jan 2024	29	2,900	24,262	(131,534)
JPM	Apple, Inc.	USD	155.00	Jan 2024	29	2,900	34,829	(131,534)
JPM	Apple, Inc.	USD	180.00	Jan 2024	44	4,400	44,464	(108,691)
JPM	Apple, Inc.	USD	180.00	Jan 2024	44	4,400	41,102	(108,691)
JPM	Apple, Inc.	USD	195.00	Jan 2024	28	2,800	20,170	(40,669)
JPM	Apple, Inc.	USD	195.00	Jan 2024	5	500	4,925	(7,262)
JPM	Apple, Inc.	USD	200.00	Jan 2024	28	2,800	15,277	(32,740)
JPM	Apple, Inc.	USD	205.00	Jan 2024	5	500	2,892	(4,602)
CITI	Baxter International, Inc.	USD	50.00	Jan 2024	28	2,800	5,877	(6,220)
GSI	Becton, Dickinson and Company	USD	270.00	Jan 2024	17	1,700	25,279	(22,437)
GSI	Becton, Dickinson and Company	USD	280.00	Jan 2024	18	1,800	20,106	(15,099)
GSI	Becton, Dickinson and Company	USD	290.00	Jan 2024	6	600	8,834	(2,860)
GSI	Becton, Dickinson and Company	USD	290.00	Jan 2024	5	500	3,232	(2,384)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2024	6	600	7,040	(1,571)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2024	5	500	2,310	(1,309)
WFB	CME Group, Inc.	USD	190.00	Jan 2024	4	400	5,235	(3,431)
WFB	CME Group, Inc.	USD	200.00	Jan 2024	4	400	3,610	(1,812)
WFB	CME Group, Inc.	USD	210.00	Jan 2024	5	500	2,781	(1,088)
JPM	Danaher Corp.	USD	290.00	Jan 2024	6	600	15,652	(1,761)
JPM	Danaher Corp.	USD	290.00	Jan 2024	23	2,300	37,410	(6,752)
JPM	Danaher Corp.	USD	300.00	Jan 2024	6	600	13,245	(1,039)
JPM	Danaher Corp.	USD	310.00	Jan 2024	6	600	11,079	(582)
JPM	Danaher Corp.	USD	320.00	Jan 2024	6	600	9,332	(310)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	4	400	9,953	(11,442)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	3	300	7,076	(8,581)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	2	200	5,025	(5,721)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	1	100	3,174	(2,860)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	3	300	4,498	(8,581)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	5	500	7,860	(14,302)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	8	800	10,921	(22,884)
CITI	Equifax, Inc.	USD	230.00	Dec 2023	4	400	8,272	(8,842)
CITI	Equifax, Inc.	USD	230.00	Dec 2023	3	300	5,858	(6,631)
CITI	Equifax, Inc.	USD	230.00	Dec 2023	2	200	4,180	(4,421)
CITI	Equifax, Inc.	USD	230.00	Dec 2023	1	100	2,699	(2,210)
CITI	Equifax, Inc.	USD	240.00	Dec 2023	4	400	6,812	(6,611)
CITI	Equifax, Inc.	USD	240.00	Dec 2023	3	300	4,805	(4,958)
CITI	Equifax, Inc.	USD	240.00	Dec 2023	2	200	3,444	(3,305)
CITI	Equifax, Inc.	USD	240.00	Dec 2023	1	100	2,235	(1,653)
CITI	Equifax, Inc.	USD	240.00	Dec 2023	23	2,300	39,053	(38,012)
CITI	Equifax, Inc.	USD	230.00	Jan 2024	2	200	2,605	(4,817)
CITI	Equifax, Inc.	USD	240.00	Jan 2024	2	200	1,895	(3,695)
JPM	Exelon Corp.	USD	45.00	Jan 2024	40	4,000	8,880	(3,194)
JPM	Exelon Corp.	USD	45.00	Jan 2024	78	7,800	14,430	(6,228)
JPM	Exelon Corp.	USD	45.00	Jan 2024	43	4,300	7,181	(3,434)
JPM	Exelon Corp.	USD	45.00	Jan 2024	5	500	520	(399)
JPM	Exelon Corp.	USD	47.00	Jan 2024	40	4,000	6,080	(1,595)
JPM	Exelon Corp.	USD	50.00	Jan 2024	45	4,500	8,759	(556)
JPM	Exelon Corp.	USD	47.00	Jun 2024	5	500	670	(594)
CITI	Fortive Corp.	USD	75.00	Dec 2023	1	100	380	(501)
CITI	Fortive Corp.	USD	75.00	Dec 2023	4	400	1,581	(2,004)
The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CITI	Fortive Corp.	USD	80.00	Dec 2023	1	100	$179	$(261)
CITI	Fortive Corp.	USD	80.00	Dec 2023	4	400	758	(1,043)
WFB	GE HealthCare Technologies, Inc.	USD	85.00	Jan 2024	11	1,100	5,209	(5,831)
WFB	GE HealthCare Technologies, Inc.	USD	90.00	Jan 2024	24	2,400	7,834	(7,854)
WFB	GE HealthCare Technologies, Inc.	USD	90.00	Jan 2024	11	1,100	3,158	(3,600)
WFB	General Electric Company	USD	90.00	Jan 2024	11	1,100	8,149	(26,861)
WFB	General Electric Company	USD	90.00	Jan 2024	28	2,800	19,243	(68,373)
WFB	General Electric Company	USD	95.00	Jan 2024	11	1,100	6,011	(22,367)
WFB	General Electric Company	USD	95.00	Jan 2024	28	2,800	14,083	(56,934)
WFB	General Electric Company	USD	110.00	Jan 2024	28	2,800	22,776	(28,187)
WFB	General Electric Company	USD	110.00	Jan 2024	20	2,000	15,190	(20,133)
WFB	General Electric Company	USD	110.00	Jan 2024	20	2,000	15,840	(20,133)
WFB	General Electric Company	USD	115.00	Jan 2024	28	2,800	17,167	(21,002)
WFB	General Electric Company	USD	115.00	Jan 2024	20	2,000	10,876	(15,001)
WFB	General Electric Company	USD	115.00	Jan 2024	20	2,000	11,574	(15,001)
WFB	Hilton Worldwide Holdings, Inc.	USD	140.00	Jan 2024	3	300	4,037	(4,714)
WFB	Hilton Worldwide Holdings, Inc.	USD	140.00	Jan 2024	2	200	3,649	(3,142)
WFB	Hilton Worldwide Holdings, Inc.	USD	145.00	Jan 2024	28	2,800	46,536	(35,303)
WFB	Hilton Worldwide Holdings, Inc.	USD	145.00	Jan 2024	3	300	3,496	(3,783)
WFB	Hilton Worldwide Holdings, Inc.	USD	145.00	Jan 2024	2	200	3,137	(2,522)
WFB	Hilton Worldwide Holdings, Inc.	USD	150.00	Jan 2024	27	2,700	40,284	(26,732)
WFB	Hilton Worldwide Holdings, Inc.	USD	150.00	Jan 2024	3	300	3,015	(2,970)
WFB	Hilton Worldwide Holdings, Inc.	USD	150.00	Jan 2024	2	200	2,635	(1,980)
WFB	Hilton Worldwide Holdings, Inc.	USD	155.00	Jan 2024	3	300	2,564	(2,280)
WFB	Hilton Worldwide Holdings, Inc.	USD	155.00	Jan 2024	2	200	2,233	(1,520)
WFB	Hilton Worldwide Holdings, Inc.	USD	155.00	Jan 2024	12	1,200	8,530	(9,118)
WFB	Hilton Worldwide Holdings, Inc.	USD	160.00	Jan 2024	12	1,200	6,489	(6,829)
GSI	Ingersoll Rand, Inc.	USD	60.00	Dec 2023	12	1,200	4,365	(10,710)
GSI	Ingersoll Rand, Inc.	USD	60.00	Dec 2023	12	1,200	5,357	(10,710)
GSI	Ingersoll Rand, Inc.	USD	75.00	Dec 2023	28	2,800	3,639	(4,451)
CITI	Intercontinental Exchange, Inc.	USD	110.00	Jan 2024	29	2,900	17,968	(27,674)
CITI	Intercontinental Exchange, Inc.	USD	110.00	Jan 2024	29	2,900	18,022	(27,674)
CITI	Intercontinental Exchange, Inc.	USD	115.00	Jan 2024	29	2,900	17,106	(18,603)
CITI	Intercontinental Exchange, Inc.	USD	115.00	Jan 2024	5	500	1,742	(3,207)
CITI	Intercontinental Exchange, Inc.	USD	120.00	Jan 2024	5	500	1,005	(1,973)
UBS	Intuit, Inc.	USD	480.00	Jan 2024	4	400	10,097	(14,501)
CITI	Keurig Dr. Pepper, Inc.	USD	37.00	Jan 2024	31	3,100	5,487	(286)
CITI	Keurig Dr. Pepper, Inc.	USD	40.00	Jan 2024	31	3,100	2,449	(19)
UBS	KKR & Company, Inc.	USD	55.00	Jan 2024	29	2,900	15,922	(17,295)
UBS	KKR & Company, Inc.	USD	55.00	Jan 2024	29	2,900	15,012	(17,295)
WFB	Linde PLC	USD	390.00	Jan 2024	5	500	8,486	(10,297)
WFB	Linde PLC	USD	390.00	Jan 2024	5	500	9,180	(10,297)
WFB	Linde PLC	USD	395.00	Jan 2024	2	200	2,410	(3,601)
WFB	Linde PLC	USD	410.00	Jan 2024	2	200	1,559	(2,297)
GSI	Marsh & McLennan Companies, Inc.	USD	185.00	Jul 2023	2	200	866	(1,025)
GSI	Marsh & McLennan Companies, Inc.	USD	185.00	Jul 2023	7	700	3,666	(3,588)
GSI	Marsh & McLennan Companies, Inc.	USD	185.00	Jul 2023	8	800	3,000	(4,100)
GSI	Marsh & McLennan Companies, Inc.	USD	190.00	Jul 2023	2	200	663	(399)
GSI	Marsh & McLennan Companies, Inc.	USD	190.00	Jul 2023	7	700	2,829	(1,396)
GSI	Marsh & McLennan Companies, Inc.	USD	190.00	Jul 2023	8	800	1,893	(1,596)
GSI	Marsh & McLennan Companies, Inc.	USD	195.00	Jul 2023	2	200	401	(84)
GSI	Marsh & McLennan Companies, Inc.	USD	195.00	Jul 2023	7	700	1,767	(294)
GSI	Marsh & McLennan Companies, Inc.	USD	195.00	Jul 2023	8	800	1,031	(336)
GSI	Marsh & McLennan Companies, Inc.	USD	200.00	Jul 2023	2	200	359	(7)
GSI	Marsh & McLennan Companies, Inc.	USD	200.00	Jul 2023	7	700	1,529	(25)
GSI	Marsh & McLennan Companies, Inc.	USD	200.00	Jul 2023	8	800	470	(28)
GSI	Marsh & McLennan Companies, Inc.	USD	180.00	Jan 2024	23	2,300	10,971	(38,769)
GSI	Marsh & McLennan Companies, Inc.	USD	190.00	Jan 2024	24	2,400	12,463	(24,132)
GSI	Marsh & McLennan Companies, Inc.	USD	190.00	Jan 2024	2	200	989	(2,011)
GSI	Marsh & McLennan Companies, Inc.	USD	200.00	Jan 2024	2	200	591	(1,028)
GSI	Mastercard, Inc., Class A	USD	380.00	Jan 2024	5	500	18,370	(18,866)
GSI	Mastercard, Inc., Class A	USD	380.00	Jan 2024	5	500	23,912	(18,866)
GSI	Mastercard, Inc., Class A	USD	400.00	Jan 2024	5	500	14,225	(12,738)
GSI	Mastercard, Inc., Class A	USD	400.00	Jan 2024	5	500	18,905	(12,738)
The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
GSI	Mastercard, Inc., Class A	USD	400.00	Jan 2024	17	1,700	$31,554	$(43,309)
GSI	Mastercard, Inc., Class A	USD	400.00	Jan 2024	2	200	4,838	(4,838)
GSI	Mastercard, Inc., Class A	USD	405.00	Jan 2024	2	200	3,745	(4,564)
GSI	Mastercard, Inc., Class A	USD	410.00	Jan 2024	18	1,800	33,448	(36,607)
GSI	Mastercard, Inc., Class A	USD	420.00	Jan 2024	5	500	10,973	(7,939)
GSI	Mastercard, Inc., Class A	USD	420.00	Jan 2024	5	500	14,386	(7,939)
GSI	Mastercard, Inc., Class A	USD	420.00	Jan 2024	2	200	2,905	(2,905)
GSI	Mastercard, Inc., Class A	USD	425.00	Jan 2024	2	200	2,300	(2,781)
GSI	Mastercard, Inc., Class A	USD	430.00	Jan 2024	5	500	9,644	(6,048)
GSI	Mastercard, Inc., Class A	USD	430.00	Jan 2024	5	500	12,514	(6,048)
BARC	Meta Platforms, Inc., Class A	USD	290.00	Jan 2024	28	2,800	64,200	(96,824)
UBS	Microsoft Corp.	USD	275.00	Jan 2024	21	2,100	34,919	(163,539)
UBS	Microsoft Corp.	USD	290.00	Jan 2024	21	2,100	24,889	(137,142)
JPM	Microsoft Corp.	USD	300.00	Jan 2024	44	4,400	68,741	(252,120)
JPM	Microsoft Corp.	USD	300.00	Jan 2024	42	4,200	67,078	(240,660)
UBS	Microsoft Corp.	USD	300.00	Jan 2024	21	2,100	19,599	(120,330)
UBS	Microsoft Corp.	USD	360.00	Jan 2024	11	1,100	21,684	(21,874)
UBS	Microsoft Corp.	USD	375.00	Jan 2024	11	1,100	15,618	(15,551)
WFB	NXP Semiconductors NV	USD	170.00	Jan 2024	1	100	2,129	(4,367)
WFB	NXP Semiconductors NV	USD	170.00	Jan 2024	8	800	18,860	(34,934)
WFB	NXP Semiconductors NV	USD	170.00	Jan 2024	9	900	22,091	(39,301)
WFB	NXP Semiconductors NV	USD	180.00	Jan 2024	1	100	1,739	(3,610)
WFB	NXP Semiconductors NV	USD	180.00	Jan 2024	8	800	15,917	(28,880)
WFB	NXP Semiconductors NV	USD	180.00	Jan 2024	9	900	18,738	(32,490)
WFB	NXP Semiconductors NV	USD	180.00	Jan 2024	17	1,700	39,946	(61,369)
WFB	NXP Semiconductors NV	USD	185.00	Jan 2024	1	100	1,569	(3,259)
WFB	NXP Semiconductors NV	USD	185.00	Jan 2024	8	800	14,445	(26,070)
WFB	NXP Semiconductors NV	USD	185.00	Jan 2024	9	900	16,993	(29,329)
WFB	NXP Semiconductors NV	USD	185.00	Jan 2024	17	1,700	35,429	(55,399)
WFB	NXP Semiconductors NV	USD	190.00	Jan 2024	23	2,300	33,448	(67,337)
WFB	NXP Semiconductors NV	USD	195.00	Jan 2024	1	100	1,274	(2,618)
WFB	NXP Semiconductors NV	USD	195.00	Jan 2024	8	800	11,341	(20,944)
WFB	NXP Semiconductors NV	USD	195.00	Jan 2024	9	900	13,415	(23,562)
WFB	NXP Semiconductors NV	USD	195.00	Jan 2024	17	1,700	28,635	(44,507)
WFB	NXP Semiconductors NV	USD	200.00	Jan 2024	23	2,300	37,049	(53,606)
WFB	NXP Semiconductors NV	USD	210.00	Jan 2024	5	500	7,703	(9,123)
WFB	NXP Semiconductors NV	USD	220.00	Jan 2024	5	500	5,845	(7,018)
WFB	NXP Semiconductors NV	USD	220.00	Jun 2024	4	400	7,461	(9,043)
CITI	Revvity, Inc.	USD	155.00	Sep 2023	3	300	2,456	(122)
CITI	Revvity, Inc.	USD	155.00	Sep 2023	11	1,100	7,586	(448)
CITI	Revvity, Inc.	USD	165.00	Sep 2023	3	300	1,458	(99)
CITI	Revvity, Inc.	USD	165.00	Sep 2023	11	1,100	4,298	(363)
CITI	Revvity, Inc.	USD	170.00	Sep 2023	3	300	1,124	(92)
CITI	Revvity, Inc.	USD	170.00	Sep 2023	11	1,100	3,138	(337)
CITI	Revvity, Inc.	USD	175.00	Sep 2023	3	300	851	(86)
CITI	Revvity, Inc.	USD	175.00	Sep 2023	11	1,100	2,364	(315)
CITI	Roper Technologies, Inc.	USD	470.00	Aug 2023	11	1,100	8,705	(21,991)
CITI	Roper Technologies, Inc.	USD	480.00	Aug 2023	3	300	5,813	(4,001)
CITI	Roper Technologies, Inc.	USD	500.00	Aug 2023	3	300	3,832	(1,318)
CITI	Roper Technologies, Inc.	USD	520.00	Aug 2023	3	300	2,427	(337)
CITI	Roper Technologies, Inc.	USD	540.00	Aug 2023	3	300	1,466	(93)
CITI	Roper Technologies, Inc.	USD	490.00	Feb 2024	2	200	4,027	(6,023)
CITI	Roper Technologies, Inc.	USD	510.00	Feb 2024	2	200	2,329	(3,996)
BOA	S&P Global, Inc.	USD	370.00	Jan 2024	1	100	3,045	(4,946)
BOA	S&P Global, Inc.	USD	370.00	Jan 2024	1	100	3,251	(4,946)
BOA	S&P Global, Inc.	USD	370.00	Jan 2024	1	100	4,361	(4,946)
BOA	S&P Global, Inc.	USD	390.00	Jan 2024	1	100	2,319	(3,513)
BOA	S&P Global, Inc.	USD	390.00	Jan 2024	1	100	2,492	(3,513)
BOA	S&P Global, Inc.	USD	390.00	Jan 2024	1	100	3,430	(3,513)
BOA	S&P Global, Inc.	USD	400.00	Jan 2024	1	100	2,019	(2,883)
BOA	S&P Global, Inc.	USD	400.00	Jan 2024	1	100	2,182	(2,883)
BOA	S&P Global, Inc.	USD	400.00	Jan 2024	1	100	2,800	(2,883)
UBS	S&P Global, Inc.	USD	400.00	Jan 2024	2	200	3,109	(5,765)
BOA	S&P Global, Inc.	USD	410.00	Jan 2024	2	200	4,759	(4,638)
The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
UBS	S&P Global, Inc.	USD	410.00	Jan 2024	2	200	$2,446	$(4,638)
BOA	S&P Global, Inc.	USD	420.00	Jan 2024	1	100	1,474	(1,826)
BOA	S&P Global, Inc.	USD	420.00	Jan 2024	1	100	1,623	(1,826)
BOA	S&P Global, Inc.	USD	420.00	Jan 2024	1	100	2,019	(1,826)
BOA	S&P Global, Inc.	USD	430.00	Jan 2024	2	200	3,481	(2,807)
BOA	S&P Global, Inc.	USD	450.00	Jan 2024	2	200	2,509	(1,533)
BOA	S&P Global, Inc.	USD	470.00	Jan 2024	2	200	1,711	(746)
GSI	Salesforce, Inc.	USD	160.00	Jan 2024	15	1,500	25,322	(88,990)
GSI	Salesforce, Inc.	USD	165.00	Jan 2024	15	1,500	22,584	(82,579)
GSI	Salesforce, Inc.	USD	165.00	Jan 2024	14	1,400	29,774	(77,074)
GSI	Salesforce, Inc.	USD	170.00	Jan 2024	14	1,400	26,709	(71,234)
GSI	Salesforce, Inc.	USD	230.00	Jan 2024	5	500	9,761	(6,757)
GSI	Salesforce, Inc.	USD	230.00	Jan 2024	2	200	3,021	(2,703)
GSI	Salesforce, Inc.	USD	240.00	Jan 2024	5	500	7,718	(5,069)
GSI	Salesforce, Inc.	USD	240.00	Jan 2024	2	200	2,314	(2,028)
GSI	Salesforce, Inc.	USD	230.00	Jun 2024	2	200	4,800	(4,511)
GSI	Salesforce, Inc.	USD	240.00	Jun 2024	2	200	3,991	(3,721)
GSI	Starbucks Corp.	USD	100.00	Jan 2024	34	3,400	36,680	(24,083)
GSI	Starbucks Corp.	USD	105.00	Jan 2024	34	3,400	30,193	(16,144)
GSI	Starbucks Corp.	USD	115.00	Jan 2024	22	2,200	5,697	(4,018)
WFB	Stryker Corp.	USD	270.00	Jan 2024	3	300	7,207	(14,301)
WFB	Stryker Corp.	USD	270.00	Jan 2024	2	200	5,258	(9,534)
WFB	Stryker Corp.	USD	270.00	Jan 2024	5	500	15,792	(23,836)
WFB	Stryker Corp.	USD	280.00	Jan 2024	3	300	5,855	(11,896)
WFB	Stryker Corp.	USD	280.00	Jan 2024	2	200	4,449	(7,931)
WFB	Stryker Corp.	USD	280.00	Jan 2024	5	500	12,786	(19,827)
WFB	Stryker Corp.	USD	290.00	Jan 2024	3	300	4,684	(9,649)
WFB	Stryker Corp.	USD	290.00	Jan 2024	2	200	3,656	(6,433)
WFB	Stryker Corp.	USD	290.00	Jan 2024	5	500	9,781	(16,081)
WFB	Stryker Corp.	USD	300.00	Jan 2024	3	300	3,842	(7,595)
WFB	Stryker Corp.	USD	300.00	Jan 2024	2	200	3,044	(5,064)
WFB	Stryker Corp.	USD	300.00	Jan 2024	5	500	8,025	(12,659)
WFB	Stryker Corp.	USD	310.00	Jan 2024	8	800	11,100	(15,390)
WFB	Stryker Corp.	USD	320.00	Jan 2024	13	1,300	17,375	(18,259)
JPM	TE Connectivity, Ltd.	USD	125.00	Jul 2023	9	900	5,810	(13,994)
JPM	TE Connectivity, Ltd.	USD	130.00	Jul 2023	9	900	4,230	(9,564)
JPM	TE Connectivity, Ltd.	USD	130.00	Jul 2023	8	800	3,970	(8,501)
JPM	TE Connectivity, Ltd.	USD	135.00	Jul 2023	9	900	3,027	(5,369)
JPM	TE Connectivity, Ltd.	USD	135.00	Jul 2023	8	800	2,371	(4,772)
JPM	TE Connectivity, Ltd.	USD	140.00	Jul 2023	9	900	2,196	(2,076)
JPM	TE Connectivity, Ltd.	USD	140.00	Jul 2023	8	800	1,572	(1,845)
JPM	Teledyne Technologies, Inc.	USD	440.00	Dec 2023	1	100	1,327	(1,413)
JPM	Teledyne Technologies, Inc.	USD	460.00	Dec 2023	1	100	780	(765)
BOA	Texas Instruments, Inc.	USD	180.00	Jan 2024	11	1,100	18,529	(15,132)
BOA	Texas Instruments, Inc.	USD	180.00	Jan 2024	11	1,100	20,899	(15,132)
BOA	Texas Instruments, Inc.	USD	190.00	Jan 2024	11	1,100	14,221	(9,997)
BOA	Texas Instruments, Inc.	USD	190.00	Jan 2024	11	1,100	15,945	(9,997)
BOA	Texas Instruments, Inc.	USD	190.00	Jan 2024	8	800	6,451	(7,270)
BOA	Texas Instruments, Inc.	USD	195.00	Jan 2024	11	1,100	12,354	(7,937)
BOA	Texas Instruments, Inc.	USD	195.00	Jan 2024	11	1,100	13,770	(7,937)
BOA	Texas Instruments, Inc.	USD	195.00	Jan 2024	8	800	5,007	(5,772)
BOA	Texas Instruments, Inc.	USD	200.00	Jan 2024	11	1,100	10,690	(6,195)
BOA	Texas Instruments, Inc.	USD	200.00	Jan 2024	11	1,100	11,651	(6,195)
BOA	Texas Instruments, Inc.	USD	200.00	Jan 2024	44	4,400	50,323	(24,782)
BOA	Texas Instruments, Inc.	USD	200.00	Jan 2024	28	2,800	24,593	(15,770)
BOA	Texas Instruments, Inc.	USD	195.00	Jun 2024	5	500	5,493	(6,163)
BOA	Texas Instruments, Inc.	USD	200.00	Jun 2024	5	500	4,613	(5,245)
JPM	The PNC Financial Services Group, Inc.	USD	170.00	Jan 2024	7	700	6,451	(306)
JPM	The PNC Financial Services Group, Inc.	USD	170.00	Jan 2024	8	800	7,365	(350)
JPM	The PNC Financial Services Group, Inc.	USD	175.00	Jan 2024	5	500	6,348	(128)
JPM	The PNC Financial Services Group, Inc.	USD	175.00	Jan 2024	4	400	4,544	(102)
JPM	The PNC Financial Services Group, Inc.	USD	175.00	Jan 2024	7	700	5,275	(179)
JPM	The PNC Financial Services Group, Inc.	USD	175.00	Jan 2024	8	800	6,152	(205)
JPM	The PNC Financial Services Group, Inc.	USD	185.00	Jan 2024	6	600	5,654	(48)
The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
JPM	The PNC Financial Services Group, Inc.	USD	185.00	Jan 2024	4	400	$3,365	$(32)
JPM	The PNC Financial Services Group, Inc.	USD	190.00	Jan 2024	4	400	2,816	(17)
JPM	The PNC Financial Services Group, Inc.	USD	190.00	Jan 2024	6	600	4,820	(26)
JPM	The PNC Financial Services Group, Inc.	USD	200.00	Jan 2024	6	600	3,344	(7)
JPM	The PNC Financial Services Group, Inc.	USD	200.00	Jan 2024	4	400	1,924	(5)
CITI	Thermo Fisher Scientific, Inc.	USD	560.00	Jan 2024	1	100	3,157	(2,432)
CITI	Thermo Fisher Scientific, Inc.	USD	590.00	Jan 2024	1	100	1,776	(1,418)
CITI	Thermo Fisher Scientific, Inc.	USD	600.00	Jan 2024	11	1,100	17,846	(12,791)
CITI	Thermo Fisher Scientific, Inc.	USD	610.00	Jan 2024	4	400	17,200	(3,780)
JPM	Thermo Fisher Scientific, Inc.	USD	610.00	Jan 2024	1	100	5,473	(945)
JPM	Thermo Fisher Scientific, Inc.	USD	610.00	Jan 2024	1	100	7,338	(945)
CITI	Thermo Fisher Scientific, Inc.	USD	620.00	Jan 2024	4	400	15,326	(3,043)
CITI	Thermo Fisher Scientific, Inc.	USD	630.00	Jan 2024	4	400	13,632	(2,428)
JPM	Thermo Fisher Scientific, Inc.	USD	630.00	Jan 2024	1	100	4,446	(607)
JPM	Thermo Fisher Scientific, Inc.	USD	630.00	Jan 2024	1	100	6,289	(607)
JPM	Thermo Fisher Scientific, Inc.	USD	660.00	Jan 2024	1	100	3,452	(293)
JPM	Thermo Fisher Scientific, Inc.	USD	660.00	Jan 2024	1	100	4,842	(293)
JPM	Thermo Fisher Scientific, Inc.	USD	690.00	Jan 2024	1	100	2,598	(131)
JPM	Thermo Fisher Scientific, Inc.	USD	690.00	Jan 2024	1	100	3,656	(131)
GSI	TransUnion	USD	65.00	Oct 2023	1	100	837	(1,577)
GSI	TransUnion	USD	65.00	Oct 2023	5	500	4,080	(7,885)
GSI	TransUnion	USD	65.00	Oct 2023	5	500	5,874	(7,885)
GSI	TransUnion	USD	70.00	Oct 2023	1	100	612	(1,161)
GSI	TransUnion	USD	70.00	Oct 2023	5	500	2,960	(5,803)
GSI	TransUnion	USD	70.00	Oct 2023	5	500	4,404	(5,803)
GSI	TransUnion	USD	80.00	Dec 2023	12	1,200	4,954	(7,880)
JPM	UnitedHealth Group, Inc.	USD	550.00	Jan 2024	5	500	5,625	(4,184)
CITI	UnitedHealth Group, Inc.	USD	580.00	Jan 2024	19	1,900	106,351	(6,974)
JPM	UnitedHealth Group, Inc.	USD	600.00	Jan 2024	20	2,000	66,363	(4,023)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2024	8	800	15,261	(17,406)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2024	8	800	18,869	(17,406)
GSI	Visa, Inc., Class A	USD	240.00	Jan 2024	8	800	12,083	(12,358)
GSI	Visa, Inc., Class A	USD	240.00	Jan 2024	8	800	14,938	(12,358)
GSI	Visa, Inc., Class A	USD	240.00	Jan 2024	2	200	2,334	(3,090)
GSI	Visa, Inc., Class A	USD	245.00	Jan 2024	8	800	7,975	(10,176)
GSI	Visa, Inc., Class A	USD	250.00	Jan 2024	8	800	9,264	(8,239)
GSI	Visa, Inc., Class A	USD	250.00	Jan 2024	8	800	11,578	(8,239)
GSI	Visa, Inc., Class A	USD	260.00	Jan 2024	8	800	7,086	(5,125)
GSI	Visa, Inc., Class A	USD	260.00	Jan 2024	8	800	8,778	(5,125)
GSI	Visa, Inc., Class A	USD	260.00	Jan 2024	2	200	884	(1,281)
GSI	Visa, Inc., Class A	USD	250.00	Jun 2024	1	100	1,447	(1,819)
GSI	Visa, Inc., Class A	USD	260.00	Jun 2024	1	100	1,067	(1,365)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2024	41	4,100	40,881	(32,428)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2024	41	4,100	40,217	(32,428)
CITI	Yum! Brands, Inc.	USD	145.00	Jan 2024	20	2,000	11,242	(10,733)
CITI	Yum! Brands, Inc.	USD	150.00	Jan 2024	20	2,000	10,042	(6,916)
							$3,875,718	$(5,981,992)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
UBS	UBS AG
WFB	Wells Fargo Bank, N.A.

See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.4%
Austria - 0.8%
ANDRITZ AG	43,996	$2,453,657
Belgium - 0.5%
Azelis Group NV	59,917	1,367,110
Bermuda - 1.5%
Everest Re Group, Ltd.	13,125	4,486,913
Brazil - 1.1%
Banco do Brasil SA	298,600	3,080,665
Canada - 7.5%
Canadian Natural Resources, Ltd.	79,385	4,463,178
Cenovus Energy, Inc.	313,440	5,323,570
Kinross Gold Corp.	424,370	2,024,547
MEG Energy Corp. (A)	157,908	2,503,165
Suncor Energy, Inc.	80,816	2,370,643
Teck Resources, Ltd., Class B	130,922	5,508,656
		22,193,759
China - 1.9%
Alibaba Group Holding, Ltd. (A)	546,900	5,693,136
Finland - 1.0%
Metso Corp.	106,003	1,279,113
Nordea Bank ABP (Nasdaq Stockholm Exchange)	160,184	1,744,833
		3,023,946
France - 8.6%
Airbus SE	17,406	2,516,596
AXA SA	140,899	4,163,761
Capgemini SE	14,690	2,781,449
Imerys SA (B)	60,700	2,365,989
Kering SA	4,062	2,243,038
Rexel SA	135,113	3,339,181
Sanofi	54,963	5,917,100
SPIE SA	57,146	1,848,054
		25,175,168
Germany - 5.6%
Allianz SE	11,605	2,703,086
Commerzbank AG	393,725	4,364,788
Daimler Truck Holding AG	72,641	2,618,144
Rheinmetall AG	3,831	1,049,513
Siemens AG	33,858	5,644,172
		16,379,703
Greece - 0.7%
Hellenic Telecommunications Organization SA	118,334	2,028,609
India - 1.5%
HDFC Bank, Ltd., ADR	61,977	4,319,797
Ireland - 3.3%
CRH PLC	77,792	4,303,018
Ryanair Holdings PLC, ADR (A)	49,924	5,521,594
		9,824,612
Japan - 15.5%
Asahi Group Holdings, Ltd.	187,800	7,286,608
Chugai Pharmaceutical Company, Ltd.	66,500	1,893,855
IHI Corp.	114,500	3,105,513
KDDI Corp.	165,800	5,120,421
Komatsu, Ltd.	92,100	2,491,122
Mitsubishi Electric Corp.	190,700	2,695,897
Mitsubishi Heavy Industries, Ltd.	53,200	2,484,720
Renesas Electronics Corp. (A)	273,700	5,165,352
Resona Holdings, Inc.	369,500	1,769,157
Sony Group Corp.	58,900	5,316,915
Subaru Corp.	70,000	1,318,364
Sumitomo Mitsui Financial Group, Inc.	92,500	3,964,499
Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Suzuki Motor Corp.	81,300	$2,948,166
		45,560,589
Luxembourg - 1.3%
Tenaris SA	259,444	3,881,045
Netherlands - 6.2%
Aalberts NV	53,914	2,270,422
ING Groep NV	427,523	5,763,707
Koninklijke Ahold Delhaize NV	128,658	4,386,351
Stellantis NV	337,785	5,937,850
		18,358,330
Singapore - 2.3%
Genting Singapore, Ltd.	2,514,300	1,753,158
United Overseas Bank, Ltd.	235,200	4,880,696
		6,633,854
South Korea - 2.4%
Hana Financial Group, Inc.	40,228	1,200,907
Samsung Electronics Company, Ltd.	103,481	5,698,004
		6,898,911
Spain - 1.8%
Banco Bilbao Vizcaya Argentaria SA	455,780	3,501,631
Bankinter SA	307,635	1,893,427
		5,395,058
Sweden - 0.4%
Svenska Handelsbanken AB, A Shares	144,857	1,212,779
Switzerland - 9.2%
Glencore PLC	920,994	5,221,941
Novartis AG	67,159	6,770,933
STMicroelectronics NV	149,677	7,464,920
Swiss Re AG	33,065	3,331,722
The Swatch Group AG, Bearer Shares	8,143	2,380,950
UBS Group AG	92,374	1,872,298
		27,042,764
United Kingdom - 22.5%
AstraZeneca PLC	61,696	8,844,409
BAE Systems PLC	349,737	4,123,844
Beazley PLC	418,420	3,136,984
BP PLC	748,804	4,359,829
Coca-Cola Europacific Partners PLC	82,838	5,337,252
CVS Group PLC	51,565	1,295,469
Endeavour Mining PLC	81,178	1,945,576
Ferroglobe PLC (A)	281,196	1,341,305
Future PLC (B)	129,735	1,111,251
IMI PLC	162,155	3,382,581
Inchcape PLC	158,482	1,568,421
Informa PLC	310,273	2,864,811
JD Sports Fashion PLC	1,639,112	3,044,817
NatWest Group PLC	924,023	2,824,274
Nomad Foods, Ltd. (A)	116,336	2,038,207
Reckitt Benckiser Group PLC	47,089	3,538,786
Shell PLC	144,838	4,320,770
SSE PLC	227,311	5,330,475
Tesco PLC	788,551	2,487,526
WH Smith PLC	161,491	3,184,127
		66,080,714
United States - 1.8%
Booking Holdings, Inc. (A)	1,981	5,349,354
TOTAL COMMON STOCKS (Cost $265,319,196)		$286,440,473
RIGHTS - 0.0%
Shell PLC (A)(C)	141,275	40,617
TOTAL RIGHTS (Cost $40,617)		$40,617

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 2.4%
Short-term funds - 2.4%
Fidelity Government Portfolio, Institutional Class, 5.0243% (D)	6,450,153	$6,450,153
John Hancock Collateral Trust, 5.1773% (D)(E)	72,772	727,342
TOTAL SHORT-TERM INVESTMENTS (Cost $7,177,539)		$7,177,495
Total Investments (Disciplined Value International Trust) (Cost $272,537,352) - 99.8%		$293,658,585
Other assets and liabilities, net - 0.2%		492,960
TOTAL NET ASSETS - 100.0%		$294,151,545
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-23.
(C)	Strike price and/or expiration date not available.
(D)	The rate shown is the annualized seven-day yield as of 6-30-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Emerging Markets Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.3%
Australia - 0.0%
MMG, Ltd. (A)	184,000	$53,699
Belgium - 0.0%
Titan Cement International SA	2,489	47,101
Brazil - 3.0%
Anima Holding SA (A)	24,800	21,702
Atacadao SA	7,800	18,245
Banco Bradesco SA	77,625	237,340
Banco do Brasil SA	57,415	592,352
Banco Santander Brasil SA	21,018	134,452
Boa Vista Servicos SA	13,400	22,220
BrasilAgro - Company Brasileira de Propriedades Agricolas	4,600	23,547
BRF SA (A)	36,731	68,350
Brisanet Participacoes SA	16,300	9,362
Camil Alimentos SA	10,600	15,629
Cia Brasileira de Aluminio	14,963	15,750
Cia Brasileira de Distribuicao (A)	15,747	61,532
Cia Siderurgica Nacional SA	42,185	106,868
Cia Siderurgica Nacional SA, ADR	9,153	23,706
Cogna Educacao SA (A)	86,874	59,147
Construtora Tenda SA (A)	4,000	9,607
Cruzeiro do Sul Educacional SA	10,800	8,684
Cyrela Brazil Realty SA Empreendimentos e Participacoes	34,623	145,558
Dexco SA	27,870	48,602
Embraer SA (A)	67,674	262,035
Empreendimentos Pague Menos S/A	17,964	15,194
Enauta Participacoes SA	16,860	48,381
Eternit SA	4,300	9,950
Even Construtora e Incorporadora SA	19,800	28,160
Ez Tec Empreendimentos e Participacoes SA	8,609	33,118
Gerdau SA, ADR	21,735	113,457
Grupo de Moda Soma SA	25,800	64,659
Guararapes Confeccoes SA	10,200	16,445
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Hapvida Participacoes e Investimentos SA (A)(B)	282,026	$257,983
International Meal Company Alimentacao SA (A)	26,670	14,370
Iochpe Maxion SA	11,411	29,766
IRB Brasil Resseguros SA (A)	3,263	29,678
Jalles Machado SA	7,900	12,407
JBS SA	60,990	222,398
JHSF Participacoes SA	28,427	30,219
Lavvi Empreendimentos Imobiliarios, Ltda.	21,300	31,406
Marisa Lojas SA (A)	19,338	3,554
MRV Engenharia e Participacoes SA	32,337	78,138
Multilaser Industrial SA (A)	20,600	10,713
Natura & Company Holding SA (A)	63,132	220,715
Petroleo Brasileiro SA	380,053	2,627,241
Positivo Tecnologia SA	9,000	17,330
Romi SA	6,244	21,921
Sao Carlos Empreendimentos e Participacoes SA (A)	5,205	23,317
TIM SA	76,910	234,832
Trisul SA	13,137	15,255
Tupy SA	9,951	54,491
Ultrapar Participacoes SA	9,031	35,628
Usinas Siderurgicas de Minas Gerais SA	14,738	22,439
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	7,000	21,417
Via SA (A)	129,207	58,017
Vibra Energia SA	14,457	54,498
YDUQS Participacoes SA (A)	12,275	50,810
Zamp SA (A)	11,800	11,213
		6,403,808
Canada - 0.0%
China Gold International Resources Corp., Ltd.	15,600	59,805
Chile - 0.6%
Banco de Credito e Inversiones SA	811	24,780
Banco Itau Chile SA	2,240	24,027
Banco Itau Chile SA, ADR	3,623	12,681
Camanchaca SA	214,992	14,461
CAP SA	5,458	40,423
Cementos BIO BIO SA	16,447	12,924
Cencosud SA	108,062	209,437
Cia Sud Americana de Vapores SA	687,612	46,698
Cristalerias de Chile SA	3,626	12,844
Empresa Nacional de Telecomunicaciones SA	15,564	62,896
Empresas CMPC SA	53,560	102,476
Empresas COPEC SA	25,772	191,260
Empresas Hites SA	46,731	5,537
Enel Americas SA (A)	876,277	116,935
Falabella SA	34,807	83,571
Grupo Security SA	147,513	37,349
Inversiones Aguas Metropolitanas SA	42,648	34,842
Masisa SA (A)	321,066	9,511
PAZ Corp. SA	16,523	11,129
Ripley Corp. SA	137,631	26,779
Salfacorp SA	67,149	33,501
Sigdo Koppers SA	50,989	78,167
SMU SA	245,031	43,092
Sociedad Matriz SAAM SA	476,922	50,836
Socovesa SA	113,429	16,128
SONDA SA	24,563	12,040
		1,314,324

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China - 22.2%
360 Security Technology, Inc., Class A (A)	16,800	$29,059
361 Degrees International, Ltd. (A)	119,000	56,697
3SBio, Inc. (A)(B)	146,500	147,420
AAC Technologies Holdings, Inc.	79,500	187,901
Addsino Company, Ltd., Class A	9,800	13,514
Agile Group Holdings, Ltd. (A)	157,000	24,951
Agricultural Bank of China, Ltd., H Shares	1,798,000	708,105
Alibaba Group Holding, Ltd. (A)	170,600	1,775,917
A-Living Smart City Services Company, Ltd. (A)(B)	58,250	37,579
Allmed Medical Products Company, Ltd., Class A	6,100	8,729
Aluminum Corp. of China, Ltd., H Shares	372,000	161,011
Angang Steel Company, Ltd., H Shares	167,800	44,040
Anhui Conch Cement Company, Ltd., H Shares	120,500	320,600
Anhui Construction Engineering Group Company, Ltd., Class A	14,900	10,857
Anhui Guangxin Agrochemical Company, Ltd., Class A	4,480	16,706
Anhui Jinhe Industrial Company, Ltd., Class A	10,200	33,219
Anhui Truchum Advanced Materials & Technology Company, Ltd., Class A	12,200	11,986
Anhui Zhongding Sealing Parts Company, Ltd., Class A	9,200	16,626
Anton Oilfield Services Group (A)	284,000	15,649
Aoshikang Technology Company, Ltd., Class A (A)	4,600	24,214
Asia - Potash International Investment Guangzhou Company, Ltd., Class A (A)	5,200	16,459
Asia Cement China Holdings Corp.	65,000	32,088
AsiaInfo Technologies, Ltd. (B)	10,000	13,954
Avary Holding Shenzhen Company, Ltd., Class A	8,600	28,798
AVIC Industry-Finance Holdings Company, Ltd., Class A	40,100	21,174
AviChina Industry & Technology Company, Ltd., H Shares	230,000	111,891
BAIC Motor Corp., Ltd., H Shares (B)	207,000	50,413
Baidu, Inc., ADR (A)	11,954	1,636,622
Baidu, Inc., Class A (A)	3,350	57,137
BAIOO Family Interactive, Ltd. (B)	126,000	6,455
Bank of Beijing Company, Ltd., Class A	90,000	57,414
Bank of Changsha Company, Ltd., Class A	41,600	44,527
Bank of Chengdu Company, Ltd., Class A (A)	28,200	47,460
Bank of China, Ltd., H Shares	5,394,694	2,165,929
Bank of Chongqing Company, Ltd., H Shares	69,500	35,701
Bank of Communications Company, Ltd., H Shares	485,876	322,374
Bank of Guiyang Company, Ltd., Class A	19,600	13,941
Bank of Hangzhou Company, Ltd., Class A	38,900	63,016
Bank of Jiangsu Company, Ltd., Class A (A)	99,100	100,456
Bank of Nanjing Company, Ltd., Class A	67,500	74,434
Bank of Ningbo Company, Ltd., Class A	36,960	128,976
Bank of Shanghai Company, Ltd., Class A	57,000	45,157
Bank of Suzhou Company, Ltd., Class A	21,010	18,976
Bank of Tianjin Company, Ltd., H Shares (A)	74,000	16,917
Baoshan Iron & Steel Company, Ltd., Class A	116,100	89,895
Baoye Group Company, Ltd., H Shares (A)	22,000	11,405
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Baozun, Inc., Class A (A)	1,300	$1,726
BBMG Corp., H Shares	220,000	24,221
Beijing Capital Eco-Environment Protection Group Company, Ltd., Class A	50,000	19,846
Beijing Capital International Airport Company, Ltd., H Shares (A)	188,000	122,012
Beijing Dabeinong Technology Group Company, Ltd., Class A	18,200	16,543
Beijing Easpring Material Technology Company, Ltd., Class A	2,900	20,208
Beijing Enlight Media Company, Ltd., Class A	14,200	15,840
Beijing GeoEnviron Engineering & Technology, Inc., Class A (A)	7,200	9,297
Beijing Jetsen Technology Company, Ltd., Class A (A)	27,000	23,489
Beijing Jingyuntong Technology Company, Ltd., Class A	11,700	9,768
Beijing New Building Materials PLC, Class A	12,300	41,523
Beijing North Star Company, Ltd., H Shares (A)	132,000	13,976
Beijing Orient National Communication Science & Technology Company, Ltd., Class A (A)	10,200	15,786
Beijing Originwater Technology Company, Ltd., Class A	3,551	2,624
Beijing Shougang Company, Ltd., Class A	20,200	9,745
Beijing Shunxin Agriculture Company, Ltd., Class A (A)	3,700	17,185
Beijing Sinnet Technology Company, Ltd., Class A (A)	10,500	15,589
Beijing Urban Construction Design & Development Group Company, Ltd., H Shares (B)	35,000	9,571
Beijing Yanjing Brewery Company, Ltd., Class A	18,000	30,940
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	97,200	70,474
BGI Genomics Company, Ltd., Class A	2,400	19,841
Blue Sail Medical Company, Ltd., Class A	7,100	7,022
BOC International China Company, Ltd., Class A	8,800	12,941
BOE Technology Group Company, Ltd., Class A	248,600	140,275
Bohai Leasing Company, Ltd., Class A (A)	50,900	14,730
Bright Dairy & Food Company, Ltd., Class A	9,600	13,763
BTG Hotels Group Company, Ltd., Class A (A)	4,500	11,758
BYD Electronic International Company, Ltd.	63,500	193,166
Cabbeen Fashion, Ltd.	40,000	4,441
Caitong Securities Company, Ltd., Class A	33,670	33,624
Cangzhou Mingzhu Plastic Company, Ltd., Class A	15,000	9,368
Canmax Technologies Company, Ltd., Class A	4,900	24,231
CECEP Solar Energy Company, Ltd., Class A	34,200	31,981
CECEP Wind-Power Corp., Class A	25,480	12,893
Central China Management Company, Ltd.	113,732	5,450
Central China Real Estate, Ltd. (A)	118,093	2,276

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Changjiang Securities Company, Ltd., Class A	20,700	$16,551
Changsha Broad Homes Industrial Group Company, Ltd., H Shares (A)(B)	9,000	1,989
Chaowei Power Holdings, Ltd.	88,000	17,148
Chengdu Kanghong Pharmaceutical Group Company, Ltd., Class A	6,600	17,392
Chengdu Wintrue Holding Company, Ltd., Class A	15,700	19,454
Chengtun Mining Group Company, Ltd., Class A	12,000	8,047
Chengxin Lithium Group Company, Ltd., Class A	2,900	12,755
Chengzhi Company, Ltd., Class A	5,100	5,358
China BlueChemical, Ltd., H Shares	200,000	45,024
China Bohai Bank Company, Ltd., H Shares (A)(B)	291,000	44,949
China Cinda Asset Management Company, Ltd., H Shares	588,000	58,775
China CITIC Bank Corp., Ltd., H Shares	670,775	315,370
China Coal Energy Company, Ltd., H Shares	178,000	132,541
China Communications Services Corp., Ltd., H Shares	217,200	107,238
China Conch Environment Protection Holdings, Ltd. (A)	9,500	2,787
China Conch Venture Holdings, Ltd.	109,000	142,416
China Construction Bank Corp., H Shares	7,507,000	4,860,194
China CSSC Holdings, Ltd., Class A	14,900	67,655
China Development Bank Financial Leasing Company, Ltd., H Shares (B)	122,000	16,221
China Dili Group (A)(C)	190,600	11,238
China Dongxiang Group Company, Ltd.	361,000	14,117
China Electronics Optics Valley Union Holding Company, Ltd.	308,000	13,599
China Energy Engineering Corp., Ltd., H Shares	162,000	19,916
China Everbright Bank Company, Ltd., H Shares	248,000	71,326
China Feihe, Ltd. (B)	21,000	11,722
China Galaxy Securities Company, Ltd., H Shares	272,500	145,866
China Great Wall Securities Company, Ltd., Class A (A)	11,800	13,240
China Greatwall Technology Group Company, Ltd., Class A	14,300	27,256
China Green Electricity Investment of Tianjin Company, Ltd., Class A	7,500	12,068
China Hanking Holdings, Ltd.	61,000	6,012
China Harmony Auto Holding, Ltd. (A)	105,500	11,647
China Hongqiao Group, Ltd.	249,000	203,380
China Huiyuan Juice Group, Ltd. (A)(C)	212,500	13,695
China International Marine Containers Group Company, Ltd., H Shares	97,050	56,577
China Jushi Company, Ltd., Class A	30,900	60,333
China Kepei Education Group, Ltd.	68,000	20,647
China Lesso Group Holdings, Ltd.	133,000	87,649
China Lilang, Ltd.	72,000	38,634
China Maple Leaf Educational Systems, Ltd. (A)(C)	222,000	9,066
China Meheco Company, Ltd., Class A	6,160	11,038
China Merchants Bank Company, Ltd., H Shares	261,500	1,192,725
China Merchants Energy Shipping Company, Ltd., Class A	20,200	16,110
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Merchants Property Operation & Service Company, Ltd., Class A (A)	4,300	$8,915
China Merchants Securities Company, Ltd., H Shares (B)	29,480	27,834
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	19,600	35,189
China Minsheng Banking Corp., Ltd., H Shares	371,400	137,501
China Modern Dairy Holdings, Ltd.	171,000	17,960
China National Accord Medicines Corp., Ltd., Class A	2,730	16,404
China National Building Material Company, Ltd., H Shares	391,450	241,893
China National Chemical Engineering Company, Ltd., Class A	40,100	45,779
China National Medicines Corp., Ltd., Class A	3,200	17,132
China National Nuclear Power Company, Ltd., Class A	111,100	107,963
China New Higher Education Group, Ltd. (B)	88,000	26,305
China Nonferrous Mining Corp., Ltd.	22,000	10,440
China Oilfield Services, Ltd., H Shares	128,000	132,546
China Oriental Group Company, Ltd.	164,000	22,477
China Pacific Insurance Group Company, Ltd., H Shares	160,200	415,905
China Petroleum & Chemical Corp., H Shares	1,878,000	1,104,152
China Railway Group, Ltd., H Shares	313,000	207,106
China Railway Signal & Communication Corp., Ltd., H Shares (B)	111,000	42,047
China Reinsurance Group Corp., H Shares	554,000	37,586
China Renaissance Holdings, Ltd. (A)(B)(C)	12,000	5,010
China Resources Double Crane Pharmaceutical Company, Ltd., Class A	6,300	15,132
China Resources Medical Holdings Company, Ltd.	103,000	79,284
China Resources Pharmaceutical Group, Ltd. (B)	166,500	145,337
China Risun Group, Ltd.	72,000	33,468
China Sanjiang Fine Chemicals Company, Ltd. (A)	105,000	17,593
China SCE Group Holdings, Ltd.	229,200	14,413
China Shanshui Cement Group, Ltd. (A)	117,000	16,694
China Shenhua Energy Company, Ltd., H Shares	288,500	884,143
China Shineway Pharmaceutical Group, Ltd.	32,000	36,162
China Silver Group, Ltd. (A)	94,000	3,917
China South Publishing & Media Group Company, Ltd., Class A	14,900	23,799
China State Construction Engineering Corp., Ltd., Class A	265,600	210,005
China Sunshine Paper Holdings Company, Ltd. (A)	31,500	11,038
China Taifeng Beddings Holdings, Ltd. (A)(C)	204,000	12,652
China Tower Corp., Ltd., H Shares (B)	3,970,000	442,136
China TransInfo Technology Company, Ltd., Class A (A)	9,500	17,869
China Tungsten And Hightech Materials Company, Ltd., Class A	11,180	14,945
China Vanke Company, Ltd., H Shares	137,592	185,351
China XLX Fertiliser, Ltd.	58,000	24,882

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Yongda Automobiles Services Holdings, Ltd.	101,000	$50,949
China Yuhua Education Corp., Ltd. (A)(B)	162,000	18,257
China Zheshang Bank Company, Ltd., H Shares	42,000	13,806
China Zhongwang Holdings, Ltd. (A)(C)	196,800	42,193
Chinasoft International, Ltd. (A)	142,000	89,553
Chinese Universe Publishing and Media Group Company, Ltd., Class A	6,200	11,380
Chongqing Changan Automobile Company, Ltd., Class A (A)	34,190	61,134
Chongqing Rural Commercial Bank Company, Ltd., H Shares	156,000	55,235
Chow Tai Seng Jewellery Company, Ltd., Class A	3,700	9,075
CITIC Securities Company, Ltd., H Shares	117,525	213,697
CITIC, Ltd.	350,130	419,225
CMGE Technology Group, Ltd. (A)	30,000	6,732
CMOC Group, Ltd., H Shares	24,000	12,636
CMST Development Company, Ltd., Class A	21,400	15,908
CNOOC Energy Technology & Services, Ltd., Class A	33,000	13,967
CNSIG Inner Mongolia Chemical Industry Company, Ltd., Class A	20,800	25,829
COFCO Biotechnology Company, Ltd., Class A	15,200	16,977
COFCO Joycome Foods, Ltd. (A)	202,000	48,627
Colour Life Services Group Company, Ltd. (A)(C)	6,169	439
Consun Pharmaceutical Group, Ltd.	19,000	12,893
COSCO SHIPPING Development Company, Ltd., H Shares	434,000	53,851
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	30,000	30,191
COSCO SHIPPING Holdings Company, Ltd., H Shares	252,500	228,251
Country Garden Holdings Company, Ltd. (A)	835,155	170,364
CPMC Holdings, Ltd.	76,000	37,765
CSG Holding Company, Ltd., Class A (A)	13,900	11,437
CT Environmental Group, Ltd. (A)(C)	164,000	2,491
CTS International Logistics Corp., Ltd., Class A	8,000	10,044
Daan Gene Company, Ltd., Class A	10,300	14,156
Dexin China Holdings Company, Ltd. (A)	66,000	3,264
DHC Software Company, Ltd., Class A	33,500	32,601
Dian Diagnostics Group Company, Ltd., Class A	2,300	8,126
Digital China Information Service Company, Ltd., Class A	7,800	13,228
Dong-E-E-Jiao Company, Ltd., Class A	2,100	15,471
Dongfang Electric Corp., Ltd., H Shares	18,600	23,861
Dongfeng Motor Group Company, Ltd., H Shares	76,000	34,837
Dongxing Securities Company, Ltd., Class A	12,000	13,272
Dongyue Group, Ltd.	91,000	68,350
Dynagreen Environmental Protection Group Company, Ltd., H Shares	75,000	24,058
East Group Company, Ltd., Class A	10,300	9,531
E-Commodities Holdings, Ltd.	200,000	26,873
Edvantage Group Holdings, Ltd.	39,378	11,440
Everbright Securities Company, Ltd., H Shares (B)	25,600	17,639
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Fangda Carbon New Material Company, Ltd., Class A (A)	13,200	$11,281
Fangda Special Steel Technology Company, Ltd., Class A (A)	8,800	5,612
FAW Jiefang Group Company, Ltd., Class A (A)	9,300	10,737
Fiberhome Telecommunication Technologies Company, Ltd., Class A	5,000	14,037
FIH Mobile, Ltd. (A)	306,000	30,920
FinVolution Group, ADR	6,795	31,257
First Capital Securities Company, Ltd., Class A (A)	18,600	14,668
Fosun International, Ltd.	195,460	134,687
Founder Securities Company, Ltd., Class A	31,500	28,405
Foxconn Industrial Internet Company, Ltd., Class A	50,800	176,212
Fu Shou Yuan International Group, Ltd.	8,000	5,517
Fufeng Group, Ltd.	182,200	92,331
Fujian Funeng Company, Ltd., Class A	13,000	20,691
Fujian Sunner Development Company, Ltd., Class A	6,700	17,672
Gansu Shangfeng Cement Company, Ltd., Class A	10,080	12,685
GCL Energy Technology Company, Ltd., Class A	11,700	21,657
GDS Holdings, Ltd., Class A (A)	48,500	66,504
GEM Company, Ltd., Class A (A)	25,800	24,609
Gemdale Corp., Class A	16,600	16,486
Genertec Universal Medical Group Company, Ltd. (B)	99,000	54,482
GF Securities Company, Ltd., H Shares	50,000	69,126
Giant Network Group Company, Ltd., Class A	15,500	38,290
Glory Health Industry, Ltd. (A)	84,000	1,837
GoerTek, Inc., Class A	24,400	59,792
Gotion High-tech Company, Ltd., Class A (A)	5,500	20,971
Grand Baoxin Auto Group, Ltd. (A)	219,500	9,433
Grandjoy Holdings Group Company, Ltd., Class A (A)	22,500	11,347
Greatview Aseptic Packaging Company, Ltd. (A)	44,000	12,092
Gree Electric Appliances, Inc. of Zhuhai, Class A	20,300	102,179
Greenland Hong Kong Holdings, Ltd.	88,000	4,859
Greentown China Holdings, Ltd.	102,500	103,100
GRG Banking Equipment Company, Ltd., Class A	15,700	25,383
Guangdong Dowstone Technology Company, Ltd., Class A	6,000	10,410
Guangdong Hec Technology Holding Company, Ltd., Class A	10,900	10,834
Guangdong Tapai Group Company, Ltd., Class A	13,200	14,041
Guangdong Xinbao Electrical Appliances Holdings Company, Ltd., Class A	5,400	13,432
Guanghui Energy Company, Ltd., Class A	34,100	32,273
Guangshen Railway Company, Ltd., H Shares (A)	211,600	67,068
Guangxi Liugong Machinery Company, Ltd., Class A	12,000	13,063
Guangzhou Automobile Group Company, Ltd., H Shares	154,000	92,067
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., H Shares	16,000	48,387

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Guangzhou Haige Communications Group, Inc. Company, Class A	17,800	$25,356
Guangzhou Yuexiu Capital Holdings Group Company, Ltd., Class A	22,950	20,100
Guizhou Panjiang Refined Coal Company, Ltd., Class A	18,700	17,906
Guizhou Xinbang Pharmaceutical Company, Ltd., Class A	10,700	6,535
Guosen Securities Company, Ltd., Class A	35,700	42,995
Guotai Junan Securities Company, Ltd., H Shares (B)	34,600	40,693
Guoyuan Securities Company, Ltd., Class A	17,400	15,665
Haitian International Holdings, Ltd.	70,000	164,173
Haitong Securities Company, Ltd., H Shares	188,000	115,453
Hang Zhou Great Star Industrial Company, Ltd., Class A	4,300	12,991
Hangcha Group Company, Ltd., Class A	5,800	18,821
Hangzhou Binjiang Real Estate Group Company, Ltd., Class A	20,300	24,691
Hangzhou Robam Appliances Company, Ltd., Class A	4,400	15,349
Han's Laser Technology Industry Group Company, Ltd., Class A	8,000	28,928
Harbin Bank Company, Ltd., H Shares (A)(B)	74,000	2,365
Harbin Electric Company, Ltd., H Shares	84,000	33,900
HBIS Resources Company, Ltd., Class A	4,700	8,744
Heilongjiang Agriculture Company, Ltd., Class A	9,100	16,722
Henan Shenhuo Coal & Power Company, Ltd., Class A	15,800	28,323
Hengan International Group Company, Ltd.	63,500	267,745
Hengli Petrochemical Company, Ltd., Class A (A)	35,401	69,994
Hengtong Optic-electric Company, Ltd., Class A	13,900	28,091
Hengyi Petrochemical Company, Ltd., Class A	23,800	22,233
Hesteel Company, Ltd., Class A	54,700	17,042
Hiroca Holdings, Ltd.	8,000	11,433
Hongda Xingye Company, Ltd., Class A (A)	28,900	8,925
Honghua Group, Ltd. (A)	367,000	6,024
Honworld Group, Ltd. (A)(B)	56,000	4,374
Hope Education Group Company, Ltd. (A)(B)	352,000	23,468
Hua Hong Semiconductor, Ltd. (A)(B)	47,000	154,653
Huafon Chemical Company, Ltd., Class A	46,600	44,068
Huaibei Mining Holdings Company, Ltd., Class A	10,300	16,355
Huapont Life Sciences Company, Ltd., Class A	10,700	7,377
Huatai Securities Company, Ltd., H Shares (B)	78,200	96,873
Huaxi Securities Company, Ltd., Class A	7,000	8,027
Huaxia Bank Company, Ltd., Class A	79,200	59,049
Huaxin Cement Company, Ltd., Class A	7,100	12,092
Huayu Automotive Systems Company, Ltd., Class A	22,700	57,783
Hubei Biocause Pharmaceutical Company, Ltd., Class A	20,900	8,653
Hubei Jumpcan Pharmaceutical Company, Ltd., Class A (A)	7,400	29,626
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Hubei Xingfa Chemicals Group Company, Ltd., Class A	7,900	$24,228
Huishang Bank Corp., Ltd., H Shares	63,300	19,938
Humanwell Healthcare Group Company, Ltd., Class A	12,500	46,419
Hunan Valin Steel Company, Ltd., Class A	44,000	28,941
Hytera Communications Corp, Ltd., Class A (A)	14,800	11,844
iDreamSky Technology Holdings, Ltd. (A)(B)	60,400	26,746
Industrial & Commercial Bank of China, Ltd., H Shares	4,216,000	2,253,079
Industrial Bank Company, Ltd., Class A	131,700	284,371
Industrial Securities Company, Ltd., Class A	37,960	32,049
Ingdan, Inc. (B)	74,000	13,237
Inkeverse Group, Ltd. (A)	75,000	6,532
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	166,200	41,030
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	8,600	15,688
Inner Mongolia ERDOS Resources Company, Ltd., Class A	8,820	10,913
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	43,700	24,699
Inner Mongolia Yitai Coal Company, Ltd., H Shares	16,500	36,282
Inner Mongolia Yuan Xing Energy Company, Ltd., Class A	18,500	18,329
Intco Medical Technology Company, Ltd., Class A	3,840	11,652
JCET Group Company, Ltd., Class A	10,100	43,457
Jiangsu Azure Corp., Class A (A)	9,700	14,681
Jiangsu Changshu Rural Commercial Bank Company, Ltd., Class A	18,200	17,112
Jiangsu Eastern Shenghong Company, Ltd., Class A	11,700	19,076
Jiangsu Guotai International Group Company, Ltd., Class A	7,600	7,902
Jiangsu Jiangyin Rural Commercial Bank Company, Ltd., Class A	17,900	9,108
Jiangsu Lihua Animal Husbandry Stock Company, Ltd., Class A	4,860	12,340
Jiangsu Linyang Energy Company, Ltd., Class A	13,300	15,018
Jiangsu Provincial Agricultural Reclamation and Development Corp.	11,200	17,981
Jiangsu Shagang Company, Ltd., Class A	27,000	14,924
Jiangsu Shuangxing Color Plastic New Materials Company, Ltd., Class A	5,200	9,016
Jiangsu Zhangjiagang Rural Commercial Bank Company, Ltd., Class A	16,680	9,735
Jiangsu Zhongtian Technology Company, Ltd., Class A	21,300	46,716
Jiangxi Copper Company, Ltd., H Shares	68,000	105,114
Jilin Aodong Pharmaceutical Group Company, Ltd., Class A	4,700	10,386
Jingrui Holdings, Ltd. (A)	69,000	754
Jinmao Property Services Company, Ltd.	7,552	3,132
Jinneng Science&Technology Company, Ltd., Class A	8,700	9,701
Jizhong Energy Resources Company, Ltd., Class A	18,200	16,001

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Joincare Pharmaceutical Group Industry Company, Ltd., Class A (A)	11,400	$19,973
Jointown Pharmaceutical Group Company, Ltd., Class A	11,473	16,400
Kangda International Environmental Company, Ltd. (A)(B)	140,000	7,075
Kasen International Holdings, Ltd. (A)	119,000	4,134
Keshun Waterproof Technologies Company, Ltd., Class A	10,700	13,514
Kingfa Sci & Tech Company, Ltd., Class A	12,500	15,038
Kingsoft Corp., Ltd.	24,200	95,652
KWG Group Holdings, Ltd. (A)	154,013	19,790
KWG Living Group Holdings, Ltd. (A)	88,506	10,210
LB Group Company, Ltd., Class A	13,400	30,481
Legend Holdings Corp., H Shares (B)	66,200	61,501
Lens Technology Company, Ltd., Class A	21,100	34,233
Leo Group Company, Ltd., Class A (A)	58,700	18,607
LexinFintech Holdings, Ltd., ADR (A)	14,967	34,274
Leyard Optoelectronic Company, Ltd., Class A	9,800	8,825
Liaoning Cheng Da Company, Ltd., Class A	7,000	12,687
Liaoning Port Company, Ltd., H Shares	204,000	17,476
Lier Chemical Company, Ltd., Class A	5,460	9,718
Lingyi iTech Guangdong Company, Class A (A)	42,900	40,865
Longfor Group Holdings, Ltd. (B)	157,500	384,606
Lonking Holdings, Ltd.	217,000	35,795
Luenmei Quantum Company, Ltd., Class A	23,100	22,176
Luxi Chemical Group Company, Ltd., Class A	14,600	21,254
Luye Pharma Group, Ltd. (A)(B)	189,500	80,223
Maanshan Iron & Steel Company, Ltd., H Shares	108,000	19,088
Maccura Biotechnology Company, Ltd., Class A	6,800	14,178
Mango Excellent Media Company, Ltd., Class A	8,000	37,795
Maoyan Entertainment (A)(B)	19,400	17,784
Mayinglong Pharmaceutical Group Company, Ltd., Class A	5,200	19,931
Meinian Onehealth Healthcare Holdings Company, Ltd., Class A (A)	14,500	14,219
Metallurgical Corp. of China, Ltd., H Shares	185,000	45,660
Midea Real Estate Holding, Ltd. (B)	9,600	8,653
Ming Yang Smart Energy Group, Ltd., Class A	14,400	33,532
Minth Group, Ltd.	38,000	104,482
MLS Company, Ltd., Class A	9,700	12,307
Nanjing Iron & Steel Company, Ltd., Class A	38,000	17,644
NavInfo Company, Ltd., Class A (A)	11,700	18,695
NetDragon Websoft Holdings, Ltd.	17,000	32,099
New China Life Insurance Company, Ltd., H Shares	55,300	146,133
New Hope Liuhe Company, Ltd., Class A (A)	16,500	26,551
Newland Digital Technology Company, Ltd., Class A	4,600	11,987
Ningbo Huaxiang Electronic Company, Ltd., Class A	6,500	12,003
Ningbo Joyson Electronic Corp., Class A	8,100	19,712
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Ningbo Sanxing Medical Electric Company, Ltd., Class A	4,500	$7,837
Ningbo Zhoushan Port Company, Ltd., Class A	17,900	8,363
Ningxia Baofeng Energy Group Company, Ltd., Class A	15,500	26,979
Noah Holdings, Ltd., ADR	1,849	26,034
North Industries Group Red Arrow Company, Ltd., Class A	6,800	16,976
Northeast Securities Company, Ltd., Class A	10,520	10,066
NVC International Holdings, Ltd. (A)	267,000	2,346
Offshore Oil Engineering Company, Ltd., Class A	30,700	24,757
Orient Securities Company, Ltd., H Shares (B)	42,000	23,080
PetroChina Company, Ltd., H Shares	1,912,000	1,327,612
PICC Property & Casualty Company, Ltd., H Shares	436,000	485,467
Ping An Bank Company, Ltd., Class A	116,600	180,730
Ping An Insurance Group Company of China, Ltd., H Shares	385,000	2,458,963
Pingdingshan Tianan Coal Mining Company, Ltd., Class A	15,000	15,582
Postal Savings Bank of China Company, Ltd., H Shares (B)	536,000	330,528
Power Construction Corp. of China, Ltd., Class A	61,800	48,895
Q Technology Group Company, Ltd. (A)	37,000	14,630
Qifu Technology, Inc., ADR	2,283	39,450
Qingdao Port International Company, Ltd., H Shares (B)	19,000	10,432
Qingdao Rural Commercial Bank Corp., Class A	34,400	12,894
Qingling Motors Company, Ltd., H Shares (A)	128,000	12,284
Qunxing Paper Holdings Company, Ltd. (A)(C)	634,371	0
Radiance Holdings Group Company, Ltd. (A)	23,000	10,977
Red Star Macalline Group Corp., Ltd., H Shares (B)	62,480	24,786
Redco Properties Group, Ltd. (A)(B)(C)	96,000	10,591
Renhe Pharmacy Company, Ltd., Class A	14,800	12,532
Risen Energy Company, Ltd., Class A	2,800	9,902
RiseSun Real Estate Development Company, Ltd., Class A (A)	16,000	3,396
Riyue Heavy Industry Company, Ltd., Class A	8,200	21,480
Rongsheng Petrochemical Company, Ltd., Class A	59,400	95,385
SAIC Motor Corp., Ltd., Class A	22,200	43,373
Sailun Group Company, Ltd., Class A	14,200	22,296
Sansteel Minguang Company, Ltd., Class A	16,900	9,827
Sansure Biotech, Inc., Class A	3,136	7,282
Sany Heavy Industry Company, Ltd., Class A	23,200	53,189
Satellite Chemical Company, Ltd., Class A	20,300	41,870
SDIC Capital Company, Ltd., Class A	14,700	14,427
Sealand Securities Company, Ltd., Class A	25,200	11,641
Seazen Group, Ltd. (A)	251,428	49,276
Seazen Holdings Company, Ltd., Class A (A)	14,800	29,401
SF Holding Company, Ltd., Class A	7,400	45,994

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shaanxi Coal Industry Company, Ltd., Class A	59,000	$147,893
Shan Xi Hua Yang Group New Energy Company, Ltd., Class A	27,150	29,594
Shandong Bohui Paper Industrial Company, Ltd., Class A	7,000	5,711
Shandong Buchang Pharmaceuticals Company, Ltd., Class A	3,600	10,211
Shandong Chenming Paper Holdings, Ltd., H Shares (A)	41,000	13,267
Shandong Himile Mechanical Science & Technology Company, Ltd., Class A	5,200	25,188
Shandong Hi-Speed Road & Bridge Company, Ltd., Class A	25,300	22,408
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	9,500	40,110
Shandong Jincheng Pharmaceutical Group Company, Ltd., Class A	7,300	19,141
Shandong Linglong Tyre Company, Ltd., Class A	8,600	26,330
Shandong Nanshan Aluminum Company, Ltd., Class A	48,800	20,337
Shandong Sun Paper Industry JSC, Ltd., Class A	13,600	20,037
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	83,200	109,171
Shanghai AJ Group Company, Ltd., Class A	21,300	14,680
Shanghai Bailian Group Company, Ltd., Class A	13,400	24,690
Shanghai Construction Group Company, Ltd., Class A	41,000	15,199
Shanghai Electric Group Company, Ltd., H Shares (A)	158,000	36,952
Shanghai Environment Group Company, Ltd., Class A	11,800	15,434
Shanghai International Port Group Company, Ltd., Class A	44,200	31,997
Shanghai Jinjiang International Hotels Company, Ltd., Class A	3,300	19,267
Shanghai Lingang Holdings Corp., Ltd., Class A	7,000	11,535
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., Class A	6,500	8,845
Shanghai Mechanical and Electrical Industry Company, Ltd., Class A	4,400	10,413
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	60,000	119,107
Shanghai Pudong Development Bank Company, Ltd., Class A	121,600	121,346
Shanghai RAAS Blood Products Company, Ltd., Class A	29,400	30,424
Shanghai Tunnel Engineering Company, Ltd., Class A	24,000	19,874
Shanghai Yuyuan Tourist Mart Group Company, Ltd., Class A	28,200	26,664
Shanghai Zhangjiang High-Tech Park Development Company, Ltd., Class A	13,300	25,535
Shanxi Coking Coal Energy Group Company, Ltd., Class A	22,900	28,749
Shanxi Coking Company, Ltd., Class A	16,400	11,595
Shanxi Lu'an Environmental Energy Development Company, Ltd., Class A	21,300	47,910
Shanxi Taigang Stainless Steel Company, Ltd., Class A	40,100	21,405
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shanying International Holding Company, Ltd., Class A (A)	40,100	$12,656
Shengjing Bank Company, Ltd., H Shares (A)(B)	17,500	11,831
Shenguan Holdings Group, Ltd.	90,000	3,333
Shengyi Technology Company, Ltd., Class A	15,400	30,142
Shenwan Hongyuan Group Company, Ltd., H Shares (B)	143,200	27,499
Shenzhen Agricultural Products Group Company, Ltd., Class A	22,100	18,247
Shenzhen Airport Company, Ltd., Class A	12,200	11,686
Shenzhen Aisidi Company, Ltd., Class A	13,100	13,326
Shenzhen Everwin Precision Technology Company, Ltd., Class A (A)	6,000	9,866
Shenzhen Gas Corp., Ltd., Class A	17,200	17,270
Shenzhen Huaqiang Industry Company, Ltd., Class A	4,300	6,768
Shenzhen Jinjia Group Company, Ltd., Class A (A)	11,500	9,552
Shenzhen Kaifa Technology Company, Ltd., Class A (A)	8,800	24,246
Shenzhen Kinwong Electronic Company, Ltd., Class A	9,700	34,289
Shenzhen Microgate Technology Company, Ltd., Class A	14,600	17,229
Shenzhen MTC Company, Ltd., Class A	26,800	20,321
Shenzhen Overseas Chinese Town Company, Ltd., Class A (A)	44,000	26,696
Shenzhen Suntak Circuit Technology Company, Ltd., Class A	8,500	14,595
Shenzhen Sunway Communication Company, Ltd., Class A	9,800	27,173
Shenzhen YUTO Packaging Technology Company, Ltd., Class A	2,400	8,069
Shenzhen Zhongjin Lingnan Nonfemet Company, Ltd., Class A	16,500	10,819
Shijiazhuang Changshan BeiMing Technology Company, Ltd., Class A (A)	23,700	26,425
Shui On Land, Ltd.	390,961	44,427
Sichuan Development Lomon Company, Ltd., Class A	12,700	14,239
Sichuan Hebang Biotechnology Company, Ltd., Class A	69,000	23,137
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	11,400	46,635
Sichuan Road and Bridge Group Company, Ltd., Class A	43,400	58,639
Sichuan Yahua Industrial Group Company, Ltd., Class A	2,900	7,116
Sihuan Pharmaceutical Holdings Group, Ltd.	343,000	34,301
Sinoma International Engineering Company, Class A	21,600	37,937
Sinoma Science & Technology Company, Ltd., Class A	7,900	22,374
Sino-Ocean Group Holding, Ltd. (A)	333,973	18,855
Sinopec Engineering Group Company, Ltd., H Shares	129,000	57,584
Sinopec Shanghai Petrochemical Company, Ltd., H Shares (A)	300,000	47,166
Sinopharm Group Company, Ltd., H Shares	138,800	434,513
Sinotrans, Ltd., H Shares	242,000	86,320
Sinotruk Hong Kong, Ltd.	72,500	141,162

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Sinotruk Jinan Truck Company, Ltd., Class A	6,000	$13,935
SOHO China, Ltd. (A)	247,000	36,932
SooChow Securities Company, Ltd., Class A	19,110	18,294
Southwest Securities Company, Ltd., Class A	28,700	14,445
Suning Universal Company, Ltd., Class A	15,000	5,645
Suning.com Company, Ltd., Class A (A)	26,300	7,028
Sunshine 100 China Holdings, Ltd. (A)(B)(C)	77,000	3,272
Suzhou Anjie Technology Company, Ltd., Class A	7,300	13,893
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	11,700	41,824
Suzhou Gold Mantis Construction Decoration Company, Ltd., Class A	21,200	13,180
Tangshan Jidong Cement Company, Ltd., Class A	11,000	11,175
TangShan Port Group Company, Ltd., Class A	52,100	25,335
Tangshan Sanyou Chemical Industries Company, Ltd., Class A	14,700	11,044
TBEA Company, Ltd., Class A (A)	22,600	69,493
TCL Technology Group Corp., Class A (A)	108,790	59,106
Ten Pao Group Holdings, Ltd.	80,000	10,844
Tencent Music Entertainment Group, ADR (A)	44,713	329,982
Tenwow International Holdings, Ltd. (A)(C)	121,000	4,401
The People's Insurance Company Group of China, Ltd., H Shares	463,000	168,172
Tian Di Science & Technology Company, Ltd., Class A	33,600	26,992
Tiande Chemical Holdings, Ltd.	24,000	5,256
Tiangong International Company, Ltd.	108,000	26,260
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	24,000	8,500
Tianjin Chase Sun Pharmaceutical Company, Ltd., Class A	20,700	15,471
Tianma Microelectronics Company, Ltd., Class A (A)	28,385	35,911
Tianneng Power International, Ltd.	78,000	80,796
Tianshan Aluminum Group Company, Ltd., Class A	25,100	20,743
Tianshui Huatian Technology Company, Ltd., Class A	26,300	33,400
Titan Wind Energy Suzhou Company, Ltd., Class A	12,700	26,669
Tong Ren Tang Technologies Company, Ltd., H Shares	42,000	41,878
TongFu Microelectronics Company, Ltd., Class A	6,800	21,233
Tongkun Group Company, Ltd., Class A	12,900	23,547
Tongling Nonferrous Metals Group Company, Ltd., Class A	72,500	28,953
Tongwei Company, Ltd., Class A	18,600	88,045
Topsec Technologies Group, Inc., Class A (A)	7,000	9,362
Transfar Zhilian Company, Ltd., Class A	16,500	12,103
Trigiant Group, Ltd. (A)	158,000	9,296
Trip.com Group, Ltd. (A)	750	26,182
Trip.com Group, Ltd., ADR (A)	27,752	971,320
Uni-President China Holdings, Ltd.	120,000	101,197
Unisplendour Corp., Ltd., Class A	11,600	50,992
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Universal Scientific Industrial Shanghai Company, Ltd., Class A	10,400	$21,472
Valiant Company, Ltd., Class A	3,500	8,403
Victory Giant Technology Huizhou Company, Ltd., Class A	9,400	31,280
Vipshop Holdings, Ltd., ADR (A)	36,665	604,973
Viva Biotech Holdings (A)(B)	74,000	14,251
VNET Group, Inc., ADR (A)	7,345	21,301
Wangsu Science & Technology Company, Ltd., Class A	23,700	23,229
Wanxiang Qianchao Company, Ltd., Class A	23,700	17,804
Wasu Media Holding Company, Ltd., Class A	8,900	10,669
Weibo Corp., ADR	2,144	28,108
Weichai Power Company, Ltd., H Shares	143,000	210,392
Weifu High-Technology Group Company, Ltd., Class A	4,400	9,550
Weiqiao Textile Company, H Shares (A)	73,500	15,151
West China Cement, Ltd.	298,000	30,128
Western Securities Company, Ltd., Class A	28,800	25,222
Wingtech Technology Company, Ltd., Class A	6,200	41,884
Wolong Electric Group Company, Ltd., Class A	10,400	20,960
Wuchan Zhongda Group Company, Ltd., Class A	41,000	27,923
Wuhu Token Science Company, Ltd., Class A	20,000	16,645
Wuxi Taiji Industry Company, Ltd., Class A (A)	16,400	16,424
XCMG Construction Machinery Company, Ltd., Class A	52,700	49,184
Xiamen C & D, Inc., Class A	9,700	14,586
Xiamen ITG Group Corp., Ltd., Class A	18,100	19,321
Xiamen Tungsten Company, Ltd., Class A	6,100	16,012
Xiamen Xiangyu Company, Ltd., Class A	17,400	20,865
Xianhe Company, Ltd., Class A	3,700	10,639
Xiaomi Corp., Class B (A)(B)	510,400	701,766
Xinfengming Group Company, Ltd., Class A (A)	8,700	13,257
Xingda International Holdings, Ltd.	126,473	22,782
Xingfa Aluminium Holdings, Ltd.	29,000	23,540
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	51,000	37,352
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	47,000	32,304
Xinjiang Tianshan Cement Company, Ltd., Class A	15,900	17,840
Xinjiang Zhongtai Chemical Company, Ltd., Class A	8,100	7,203
Xinte Energy Company, Ltd., H Shares (A)	28,400	60,472
Xinxing Ductile Iron Pipes Company, Ltd., Class A	33,500	18,839
Xinyi Energy Holdings, Ltd.	118,800	38,916
Xinyu Iron & Steel Company, Ltd., Class A	24,700	12,631
XPeng, Inc., A Shares (A)	15,900	105,622
Xuji Electric Company, Ltd., Class A	5,200	16,542
Yankuang Energy Group Company, Ltd., H Shares	92,000	264,143
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	6,300	21,830
YiChang HEC ChangJiang Pharmaceutical Company, Ltd., H Shares (A)(B)	33,400	28,900

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Yifan Pharmaceutical Company, Ltd., Class A (A)	5,200	$10,465
Yiren Digital, Ltd., ADR (A)	5,014	11,407
Yixintang Pharmaceutical Group Company, Ltd., Class A	2,200	8,003
Yonfer Agricultural Technology Company, Ltd., Class A	5,900	8,366
Youngor Group Company, Ltd., Class A	10,400	9,040
YTO Express Group Company, Ltd., Class A	14,800	29,699
Yunda Holding Company, Ltd., Class A	22,200	29,270
Yunnan Aluminium Company, Ltd., Class A	30,700	54,052
Yunnan Baiyao Group Company, Ltd., Class A	6,160	44,552
Yunnan Copper Company, Ltd., Class A	10,000	15,282
Yunnan Tin Company, Ltd., Class A	5,500	11,814
Zhefu Holding Group Company, Ltd., Class A	14,800	8,427
Zhejiang Century Huatong Group Company, Ltd., Class A (A)	30,600	32,018
Zhejiang China Commodities City Group Company, Ltd., Class A	28,122	33,068
Zhejiang Chint Electrics Company, Ltd., Class A	15,300	58,342
Zhejiang Crystal-Optech Company, Ltd., Class A	20,200	33,285
Zhejiang Dahua Technology Company, Ltd., Class A	13,200	35,985
Zhejiang Glass Company, Ltd., H Shares (A)(C)	162,000	0
Zhejiang Hailiang Company, Ltd., Class A	6,500	10,760
Zhejiang Hisoar Pharmaceutical Company, Ltd., Class A	12,100	14,323
Zhejiang Huace Film & Television Company, Ltd., Class A	11,400	11,140
Zhejiang Jiahua Energy Chemical Industry Company, Ltd., Class A	8,500	11,034
Zhejiang JIULI Hi-tech Metals Company, Ltd., Class A	6,300	14,793
Zhejiang Juhua Company, Ltd., Class A (A)	8,900	16,904
Zhejiang Longsheng Group Company, Ltd., Class A	17,400	22,427
Zhejiang NHU Company, Ltd., Class A	21,800	46,269
Zhejiang Orient Gene Biotech Company, Ltd., Class A	2,685	13,969
Zhejiang Semir Garment Company, Ltd., Class A	15,300	13,113
Zhejiang Wanfeng Auto Wheel Company, Ltd., Class A	22,500	21,497
Zhejiang Wanliyang Company, Ltd., Class A (A)	6,300	7,777
Zhejiang Xianju Pharmaceutical Company, Ltd., Class A	10,900	19,916
Zhejiang Xinan Chemical Industrial Group Company, Ltd., Class A	6,860	10,341
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares	25,400	22,234
Zheshang Securities Company, Ltd., Class A	10,800	14,714
Zhong An Group, Ltd. (A)	409,000	8,790
Zhongjin Gold Corp., Ltd., Class A	31,200	44,548
Zhongshan Broad Ocean Motor Company, Ltd., Class A	20,000	15,724
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zhuhai Huafa Properties Company, Ltd., Class A	26,900	$36,487
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	15,000	56,030
Zhuzhou Kibing Group Company, Ltd., Class A (A)	18,700	22,242
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	90,800	47,102
		47,148,516
Colombia - 0.1%
Bancolombia SA	4,172	31,002
Bancolombia SA, ADR	1,955	52,159
Cementos Argos SA	24,726	20,152
Grupo Argos SA	23,761	54,963
		158,276
Czech Republic - 0.1%
CEZ AS	580	23,974
Komercni banka AS	5,968	181,962
Moneta Money Bank AS (B)	22,384	81,960
		287,896
Greece - 0.5%
Alpha Services and Holdings SA (A)	115,077	188,492
Bank of Greece	667	12,231
Eurobank Ergasias Services and Holdings SA (A)	180,066	296,675
Fourlis Holdings SA	3,756	19,101
HELLENiQ ENERGY Holdings SA	4,654	39,773
Intracom Holdings SA (A)	7,112	16,235
Motor Oil Hellas Corinth Refineries SA	4,652	117,769
Mytilineos SA	1,367	48,263
National Bank of Greece SA (A)	26,494	172,222
Piraeus Financial Holdings SA (A)	27,498	90,273
		1,001,034
Hong Kong - 3.7%
AAG Energy Holdings, Ltd. (A)(B)(C)	68,000	15,881
Ajisen China Holdings, Ltd.	147,000	16,874
Alibaba Pictures Group, Ltd. (A)	700,000	36,714
Anxin-China Holdings, Ltd. (A)(C)	1,648,000	0
APT Satellite Holdings, Ltd.	28,000	7,981
Beijing Energy International Holding Company, Ltd.	814,000	20,487
Beijing Enterprises Holdings, Ltd.	54,000	195,916
Beijing Enterprises Water Group, Ltd.	438,000	104,193
Brilliance China Automotive Holdings, Ltd.	216,000	88,239
C C Land Holdings, Ltd.	125,126	25,579
C&D International Investment Group, Ltd.	16,479	37,580
CECEP COSTIN New Materials Group, Ltd. (A)(C)	348,000	0
CGN New Energy Holdings Company, Ltd.	150,000	41,856
China Aerospace International Holdings, Ltd.	190,000	8,989
China Aircraft Leasing Group Holdings, Ltd.	23,000	11,926
China Boton Group Company, Ltd. (A)	20,000	5,032
China Education Group Holdings, Ltd.	36,000	28,142
China Everbright Greentech, Ltd. (B)	114,000	19,267
China Everbright, Ltd.	76,000	45,670
China Fiber Optic Network System Group, Ltd. (A)(C)	150,800	5,388
China Foods, Ltd.	74,000	26,216
China Gas Holdings, Ltd.	254,000	291,308

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China High Speed Transmission Equipment Group Company, Ltd. (A)	45,000	$14,054
China Jinmao Holdings Group, Ltd.	541,436	79,823
China Longevity Group Company, Ltd. (A)(C)	93,000	4,878
China Lumena New Materials Corp. (A)(C)	50,900	0
China Medical System Holdings, Ltd.	135,000	220,274
China Merchants Land, Ltd.	260,000	13,293
China Merchants Port Holdings Company, Ltd.	88,558	125,281
China Oil & Gas Group, Ltd. (A)	600,000	18,406
China Overseas Grand Oceans Group, Ltd.	205,920	97,013
China Overseas Land & Investment, Ltd.	282,500	618,010
China Resources Cement Holdings, Ltd.	282,000	116,647
China Resources Gas Group, Ltd.	79,200	271,608
China Resources Land, Ltd.	304,000	1,293,722
China South City Holdings, Ltd. (A)	498,000	31,205
China Taiping Insurance Holdings Company, Ltd.	146,800	152,932
China Traditional Chinese Medicine Holdings Company, Ltd.	286,000	133,555
China Travel International Investment Hong Kong, Ltd. (A)	260,000	50,897
Chu Kong Shipping Enterprises Group Company, Ltd.	26,000	3,222
CIMC Enric Holdings, Ltd.	70,000	62,680
CITIC Resources Holdings, Ltd.	488,000	24,636
Concord New Energy Group, Ltd.	690,000	57,371
COSCO SHIPPING International Hong Kong Company, Ltd.	59,625	19,407
COSCO SHIPPING Ports, Ltd.	167,235	99,838
CSSC Hong Kong Shipping Company, Ltd.	116,000	19,279
Dawnrays Pharmaceutical Holdings, Ltd.	117,000	17,930
Digital China Holdings, Ltd.	73,000	29,170
EVA Precision Industrial Holdings, Ltd.	96,000	9,490
Far East Horizon, Ltd.	183,000	145,165
GCL Technology Holdings, Ltd.	523,000	121,417
Geely Automobile Holdings, Ltd.	371,000	455,531
Gemdale Properties & Investment Corp., Ltd.	778,000	45,287
Glorious Property Holdings, Ltd. (A)	88,000	613
Glory Sun Financial Group, Ltd. (A)	30,600	1,121
Goldlion Holdings, Ltd.	36,000	5,495
Goldpac Group, Ltd.	46,000	8,664
Grand Pharmaceutical Group, Ltd.	86,000	48,670
Health & Happiness H&H International Holdings, Ltd.	24,500	31,566
Hi Sun Technology China, Ltd. (A)	240,000	21,762
Hopson Development Holdings, Ltd. (A)	120,457	85,884
Hua Han Health Industry Holdings, Ltd. (A)(C)	880,000	23,808
IMAX China Holding, Inc. (B)	7,000	6,242
Jinchuan Group International Resources Company, Ltd.	127,000	6,510
Joy City Property, Ltd.	328,000	11,123
Ju Teng International Holdings, Ltd.	130,000	21,119
Kingboard Holdings, Ltd.	73,630	201,390
Kingboard Laminates Holdings, Ltd.	96,500	90,978
Kunlun Energy Company, Ltd.	380,000	299,348
Lee & Man Chemical Company, Ltd.	12,000	7,262
Lee & Man Paper Manufacturing, Ltd.	129,000	42,945
Lee's Pharmaceutical Holdings, Ltd.	54,000	9,576
Lifestyle China Group, Ltd. (A)	42,000	5,772
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
LVGEM China Real Estate Investment Company, Ltd. (A)	60,000	$11,519
Min Xin Holdings, Ltd.	24,000	10,345
Mingyuan Medicare Development Company, Ltd. (A)(C)	1,300,000	0
Minmetals Land, Ltd. (A)	118,000	5,768
New World Department Store China, Ltd. (A)	34,000	3,576
Nine Dragons Paper Holdings, Ltd. (A)	185,000	114,222
Orient Overseas International, Ltd.	7,500	100,745
Overseas Chinese Town Asia Holdings, Ltd. (A)	52,000	4,109
PAX Global Technology, Ltd.	84,000	63,917
Poly Property Group Company, Ltd.	162,126	36,290
Pou Sheng International Holdings, Ltd. (A)	223,000	16,780
Prinx Chengshan Holdings, Ltd.	18,000	13,891
Shandong Hi-Speed New Energy Group, Ltd. (A)	12,000	5,345
Shanghai Industrial Holdings, Ltd.	37,000	53,767
Shanghai Industrial Urban Development Group, Ltd. (A)	359,400	20,461
Shenzhen International Holdings, Ltd.	135,199	119,273
Shenzhen Investment, Ltd.	307,271	55,092
Shimao Group Holdings, Ltd. (A)(C)	150,000	76,149
Shoucheng Holdings, Ltd.	64,000	14,900
Shougang Fushan Resources Group, Ltd.	164,565	41,461
Silver Grant International Holdings Group, Ltd. (A)	160,000	5,981
Sinofert Holdings, Ltd. (A)	300,000	36,453
Sinopec Kantons Holdings, Ltd.	124,000	46,607
Skyworth Group, Ltd.	149,794	66,352
Sun Art Retail Group, Ltd.	171,500	44,380
Symphony Holdings, Ltd.	20,000	2,349
TCL Electronics Holdings, Ltd. (A)	114,600	59,806
The Wharf Holdings, Ltd.	59,000	140,195
Tian An China Investment Company, Ltd.	54,000	29,052
Tianjin Port Development Holdings, Ltd.	478,000	33,019
Tomson Group, Ltd.	48,142	10,814
Truly International Holdings, Ltd.	136,000	16,057
United Energy Group, Ltd. (A)	464,000	45,080
Vinda International Holdings, Ltd.	39,000	97,221
Wasion Holdings, Ltd.	90,000	36,746
Yuexiu Property Company, Ltd.	165,908	193,311
Yuexiu Real Estate Investment Trust	10,286	2,196
		7,948,336
Hungary - 0.2%
MOL Hungarian Oil & Gas PLC	43,193	378,172
India - 16.5%
ACC, Ltd.	5,847	129,652
Adani Transmission, Ltd. (A)	5,847	54,884
Aditya Birla Capital, Ltd. (A)	55,560	133,010
Alembic Pharmaceuticals, Ltd.	4,559	35,384
Allcargo Logistics, Ltd.	8,212	28,581
Allcargo Terminals, Ltd. (A)(C)	8,212	6,145
Amara Raja Batteries, Ltd.	4,664	38,683
Ambuja Cements, Ltd. (A)	38,172	199,061
Andhra Sugars, Ltd.	6,880	9,421
Apar Industries, Ltd.	1,121	47,691
Apollo Tyres, Ltd.	28,578	141,687
Arvind, Ltd. (A)	12,009	19,516
Ashoka Buildcon, Ltd. (A)	22,051	21,516
Aster DM Healthcare, Ltd. (A)(B)	8,448	28,933
Aurobindo Pharma, Ltd.	32,368	287,322
Avanti Feeds, Ltd.	1,998	9,546
Axis Bank, Ltd.	188,618	2,272,820

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Axis Bank, Ltd., GDR	310	$18,507
Bajaj Consumer Care, Ltd.	6,744	15,890
Bajaj Holdings & Investment, Ltd.	2,095	178,994
Balmer Lawrie & Company, Ltd.	11,041	18,351
Balrampur Chini Mills, Ltd.	17,968	84,474
Bandhan Bank, Ltd. (A)(B)	32,073	94,998
Bank of Baroda	78,610	182,824
Bank of India	19,819	17,852
Bharat Electronics, Ltd.	179,424	274,452
Bharat Heavy Electricals, Ltd.	72,839	77,995
Birla Corp., Ltd.	2,709	41,028
Birlasoft, Ltd.	4,416	19,381
Bombay Burmah Trading Company	1,557	19,246
BSE, Ltd.	2,172	16,162
Can Fin Homes, Ltd.	2,623	24,969
Canara Bank	30,693	113,374
Ceat, Ltd.	2,623	66,512
Century Enka, Ltd.	1,383	7,332
Century Textiles & Industries, Ltd.	2,062	21,687
Chambal Fertilizers & Chemicals, Ltd.	19,376	64,594
Chennai Super Kings Cricket, Ltd. (A)(C)	207,315	5,686
Cholamandalam Financial Holdings, Ltd.	7,288	80,076
CIE Automotive India, Ltd.	17,673	111,073
Cipla, Ltd.	35,701	441,279
City Union Bank, Ltd.	27,005	41,902
Cochin Shipyard, Ltd. (B)	2,163	14,925
Container Corp. of India, Ltd.	14,589	117,764
Cosmo First, Ltd. (A)	1,525	13,136
CSB Bank, Ltd. (A)	2,395	8,283
Cyient, Ltd.	5,147	94,472
Dalmia Bharat, Ltd.	4,987	131,846
DB Corp., Ltd.	6,129	10,573
DCB Bank, Ltd.	23,624	35,523
DCM Shriram, Ltd.	3,740	40,837
Deepak Fertilisers & Petrochemicals Corp., Ltd.	3,614	24,893
Delta Corp., Ltd.	4,521	14,030
Dhampur Sugar Mills, Ltd.	2,503	8,252
Dilip Buildcon, Ltd. (B)	1,316	3,831
Dish TV India, Ltd. (A)	48,852	8,719
Dishman Carbogen Amcis, Ltd. (A)	5,361	9,169
DLF, Ltd.	40,228	241,061
Edelweiss Financial Services, Ltd.	46,814	28,330
EID Parry India, Ltd.	9,392	53,062
Electrosteel Castings, Ltd.	35,427	25,866
Engineers India, Ltd.	11,471	16,118
EPL, Ltd.	5,477	14,333
Equitas Small Finance Bank, Ltd. (A)(B)	13,945	15,344
Exide Industries, Ltd. (A)	26,285	75,940
FDC, Ltd. (A)	2,601	9,873
Federal Bank, Ltd.	191,615	295,793
Filatex India, Ltd.	25,766	12,457
Finolex Cables, Ltd.	3,327	35,023
Finolex Industries, Ltd.	25,360	54,196
Firstsource Solutions, Ltd.	16,189	25,436
Fortis Healthcare, Ltd. (A)	10,064	38,771
Gabriel India, Ltd.	6,164	14,730
GAIL India, Ltd.	268,159	343,955
General Insurance Corp. of India (A)(B)	8,025	17,903
GHCL Textiles, Ltd. (A)	6,390	5,760
GHCL, Ltd.	6,390	40,237
Glenmark Pharmaceuticals, Ltd.	13,855	114,547
Godawari Power & Ispat, Ltd.	4,744	30,635
Godfrey Phillips India, Ltd.	2,008	41,491
Godrej Industries, Ltd. (A)	2,755	17,318
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Granules India, Ltd.	18,305	$66,415
Graphite India, Ltd.	3,611	17,660
Grasim Industries, Ltd.	20,596	436,095
Gujarat Alkalies & Chemicals, Ltd.	3,130	25,898
Gujarat Ambuja Exports, Ltd.	10,728	31,207
Gujarat Fluorochemicals, Ltd.	1,519	54,335
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	10,255	75,012
Gujarat Pipavav Port, Ltd.	15,449	23,213
Gujarat State Fertilizers & Chemicals, Ltd.	6,962	13,943
Gujarat State Petronet, Ltd.	26,721	93,003
Hathway Cable & Datacom, Ltd. (A)	35,580	6,392
HDFC Bank, Ltd.	13,988	290,180
HEG, Ltd.	765	15,235
Heritage Foods, Ltd.	5,330	13,696
Hero MotoCorp, Ltd.	6,888	244,419
HFCL, Ltd.	15,595	12,375
HIL, Ltd.	308	11,687
Himadri Speciality Chemical, Ltd.	24,869	40,349
Hindalco Industries, Ltd.	148,861	767,554
Hinduja Global Solutions, Ltd.	372	4,914
Hindustan Aeronautics, Ltd.	1,878	86,739
Housing Development Finance Corp., Ltd.	53,578	1,847,474
ICICI Bank, Ltd.	196,478	2,248,030
ICICI Bank, Ltd., ADR	3,737	86,250
IDFC First Bank, Ltd. (A)	171,714	167,261
IDFC, Ltd.	92,305	115,672
IIFL Finance, Ltd.	6,254	38,436
IIFL Securities, Ltd.	28,932	21,599
Indiabulls Housing Finance, Ltd. (A)	33,338	50,284
Indiabulls Real Estate, Ltd. (A)	28,092	20,555
Indian Bank	13,953	49,942
Indian Overseas Bank (A)	71,034	21,218
Indian Railway Finance Corp., Ltd. (B)	56,808	22,659
Indo Count Industries, Ltd.	3,259	8,244
Indus Towers, Ltd. (A)	55,200	110,528
IndusInd Bank, Ltd.	26,682	449,409
Infibeam Avenues, Ltd. (A)	35,348	6,791
Info Edge India, Ltd.	2,402	131,611
IOL Chemicals and Pharmaceuticals, Ltd.	1,292	6,594
IRCON International, Ltd. (B)	17,211	17,542
Jagran Prakashan, Ltd.	12,700	12,096
Jindal Poly Films, Ltd.	1,066	8,564
Jindal Saw, Ltd.	29,627	92,461
Jindal Stainless, Ltd.	20,479	82,999
Jindal Steel & Power, Ltd.	52,794	375,173
JK Lakshmi Cement, Ltd.	2,089	18,320
JK Paper, Ltd.	7,330	28,710
JK Tyre & Industries, Ltd.	8,887	25,703
JM Financial, Ltd.	33,116	29,647
JSW Energy, Ltd.	35,712	118,983
JSW Steel, Ltd.	79,922	765,311
Jubilant Pharmova, Ltd.	9,201	44,703
Kalpataru Projects International, Ltd.	9,196	60,035
Kalyani Steels, Ltd.	2,643	11,524
Kaveri Seed Company, Ltd.	1,661	10,338
KEC International, Ltd. (A)	5,964	40,057
Kirloskar Ferrous Industries, Ltd.	4,164	23,988
Kirloskar Oil Engines, Ltd.	3,612	17,285
KNR Constructions, Ltd.	5,559	16,420
Kolte-Patil Developers, Ltd.	3,028	12,523
KPIT Technologies, Ltd.	3,011	40,234
KRBL, Ltd.	4,679	19,475
L&T Finance Holdings, Ltd. (A)	74,021	115,658
Larsen & Toubro, Ltd.	47,252	1,428,465

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
LG Balakrishnan & Bros, Ltd.	1,757	$24,642
LIC Housing Finance, Ltd.	39,247	188,135
LT Foods, Ltd.	11,217	18,021
Lupin, Ltd.	14,231	156,151
Maharashtra Seamless, Ltd.	8,424	48,649
Mahindra & Mahindra Financial Services, Ltd.	48,327	198,439
Mahindra & Mahindra, Ltd.	70,868	1,261,218
Maithan Alloys, Ltd.	902	10,776
Manappuram Finance, Ltd.	43,917	70,987
Marksans Pharma, Ltd.	15,357	17,010
MAS Financial Services, Ltd. (B)	1,978	18,816
Mazagon Dock Shipbuilders, Ltd.	1,867	28,443
Meghmani Organics, Ltd.	9,521	10,414
Mishra Dhatu Nigam, Ltd. (B)	4,126	14,702
MOIL, Ltd.	12,580	24,909
Motilal Oswal Financial Services, Ltd.	2,458	21,850
MRF, Ltd.	130	160,260
Muthoot Finance, Ltd.	6,723	101,877
Natco Pharma, Ltd.	1,385	11,659
National Aluminium Company, Ltd.	84,797	85,319
Nava, Ltd.	8,719	32,733
Navneet Education, Ltd.	6,921	10,323
NCC, Ltd.	25,675	38,211
NESCO, Ltd.	1,859	14,275
Neuland Laboratories, Ltd.	358	12,407
NIIT Learning Systems, Ltd. (A)(C)	6,437	24,579
NIIT, Ltd. (A)	6,437	6,704
Nilkamal, Ltd.	695	20,750
NMDC Steel, Ltd. (A)	47,542	25,308
NMDC, Ltd.	47,542	60,889
NOCIL, Ltd.	7,663	20,756
Nuvama Wealth Management, Ltd. (A)(C)	520	17,975
Oberoi Realty, Ltd.	9,314	112,063
Orient Cement, Ltd.	11,282	18,329
Paisalo Digital, Ltd.	15,039	9,304
PC Jeweller, Ltd. (A)	10,118	3,260
PCBL, Ltd.	15,470	30,705
Petronet LNG, Ltd.	68,687	187,029
Piramal Enterprises, Ltd.	7,847	90,360
Piramal Pharma, Ltd. (A)	31,388	35,395
PNB Housing Finance, Ltd. (A)(B)	5,239	36,178
PNC Infratech, Ltd.	5,394	21,550
Polyplex Corp., Ltd.	2,563	41,123
Power Finance Corp., Ltd.	90,707	238,944
Prestige Estates Projects, Ltd.	16,061	112,479
Pricol, Ltd. (A)	6,161	17,325
PTC India, Ltd.	31,315	44,125
Punjab National Bank	97,317	61,444
Quess Corp., Ltd. (B)	1,882	10,319
Rain Industries, Ltd.	22,684	45,225
Rajesh Exports, Ltd.	6,037	40,320
Rallis India, Ltd.	6,940	16,711
Ramco Industries, Ltd.	4,270	8,546
Ramkrishna Forgings, Ltd.	5,365	29,202
Rashtriya Chemicals & Fertilizers, Ltd.	10,276	13,704
Raymond, Ltd.	2,380	49,216
RBL Bank, Ltd. (A)(B)	21,550	47,800
REC, Ltd.	118,880	239,403
Redington, Ltd.	76,545	174,093
Reliance Industries, Ltd.	21,228	662,504
Reliance Industries, Ltd., GDR (B)	87,194	5,429,994
Reliance Power, Ltd. (A)	176,129	30,451
Repco Home Finance, Ltd.	7,034	26,738
RITES, Ltd.	3,302	15,059
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Sagar Cements, Ltd.	2,218	$5,804
Samvardhana Motherson International, Ltd.	123,172	128,784
Sangam India, Ltd.	1,995	7,359
Sarda Energy & Minerals, Ltd. (A)	297	5,337
Sharda Cropchem, Ltd.	2,311	15,648
Shilpa Medicare, Ltd.	3,711	12,920
Shipping Corp. of India Land & Assets, Ltd. (A)(C)	14,077	4,642
Shipping Corp. of India, Ltd.	14,077	17,317
Shriram Finance, Ltd.	19,342	410,672
Siyaram Silk Mills, Ltd.	1,656	11,095
Sobha, Ltd.	4,273	28,051
State Bank of India	114,368	800,324
State Bank of India, GDR	3,185	223,171
Steel Authority of India, Ltd.	106,244	111,118
Strides Pharma Science, Ltd. (A)	2,675	14,019
Sun Pharmaceutical Industries, Ltd.	21,745	278,829
Sun TV Network, Ltd.	7,964	42,535
Sundaram Finance, Ltd.	1,056	33,605
Sundaram-Clayton, Ltd.	444	25,375
Sunteck Realty, Ltd.	1,942	6,687
Surya Roshni, Ltd.	3,932	41,681
Tamil Nadu Newsprint & Papers, Ltd.	7,174	18,382
Tata Chemicals, Ltd.	12,388	151,515
Tata Coffee, Ltd.	3,872	11,696
Tata Consumer Products, Ltd.	7,562	79,444
Tata Steel, Ltd.	583,100	798,916
Techno Electric & Engineering Company, Ltd.	7,028	31,123
The Great Eastern Shipping Company, Ltd.	12,279	110,721
The India Cements, Ltd.	11,167	28,948
The Jammu & Kashmir Bank, Ltd. (A)	20,576	15,200
The Karnataka Bank, Ltd.	33,585	77,538
The Karur Vysya Bank, Ltd.	52,341	79,746
The Ramco Cements, Ltd.	6,862	77,488
The South Indian Bank, Ltd. (A)	134,442	31,736
Thirumalai Chemicals, Ltd.	3,185	7,748
Time Technoplast, Ltd.	13,461	19,615
TransIndia Realty & Logistics Parks, Ltd. (A)(C)	8,212	2,429
Transport Corp. of India, Ltd.	3,182	27,854
Triveni Engineering & Industries, Ltd.	5,107	17,631
TV Today Network, Ltd.	1,470	3,495
TV18 Broadcast, Ltd. (A)	57,635	26,269
Uflex, Ltd.	5,261	26,602
Unichem Laboratories, Ltd.	4,453	20,390
Union Bank of India, Ltd.	37,368	33,063
UPL, Ltd.	42,377	355,756
Usha Martin, Ltd.	9,317	30,688
UTI Asset Management Company, Ltd.	1,155	11,071
VA Tech Wabag, Ltd. (A)	3,621	21,623
Vardhman Textiles, Ltd. (A)	16,115	72,036
Varroc Engineering, Ltd. (A)(B)	2,965	12,174
Vedanta, Ltd.	43,705	148,860
Venky's India, Ltd.	433	8,943
Vodafone Idea, Ltd. (A)	275,824	25,106
Voltamp Transformers, Ltd.	332	16,460
Welspun Corp., Ltd.	14,025	44,734
Welspun Enterprises, Ltd.	8,780	21,556
Welspun India, Ltd.	26,791	30,179
West Coast Paper Mills, Ltd.	3,023	18,503
Wipro, Ltd.	91,275	434,399
Wockhardt, Ltd. (A)	5,480	15,706
Yes Bank, Ltd. (A)	196,614	39,135
Zee Entertainment Enterprises, Ltd.	63,894	138,468

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Zee Media Corp., Ltd. (A)	54,429	$5,293
Zensar Technologies, Ltd.	8,726	41,226
Zomato, Ltd. (A)	87,379	80,012
Zydus Lifesciences, Ltd.	16,113	114,546
Zydus Wellnes, Ltd.	386	6,976
		35,028,071
Indonesia - 1.8%
Ace Hardware Indonesia Tbk PT	539,700	24,325
Adaro Energy Indonesia Tbk PT	1,626,200	242,023
Adhi Karya Persero Tbk PT (A)	235,600	7,086
Alam Sutera Realty Tbk PT (A)	1,741,800	20,947
Aneka Tambang Tbk	468,100	61,075
Astra Agro Lestari Tbk PT	49,555	24,656
Astra International Tbk PT	1,321,300	599,313
Bakrie Telecom Tbk PT (A)(C)	17,557,300	29,277
Bank Capital Indonesia Tbk PT (A)	638,900	5,595
Bank Mandiri Persero Tbk PT	1,543,080	537,003
Bank Negara Indonesia Persero Tbk PT	400,881	245,961
Bank Pan Indonesia Tbk PT (A)	465,597	33,713
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	303,812	23,936
Bank Pembangunan Daerah Jawa Timur Tbk PT	625,600	26,959
Bank Tabungan Negara Persero Tbk PT	498,774	44,045
Bekasi Fajar Industrial Estate Tbk PT (A)	817,800	9,125
BISI International Tbk PT	290,800	32,044
Blue Bird Tbk PT	5,500	790
Buana Lintas Lautan Tbk PT (A)	1,186,800	7,851
Bukit Asam Tbk PT	380,100	67,841
Bumi Resources Tbk PT (A)	1,369,700	10,530
Ciputra Development Tbk PT	1,127,244	79,499
Delta Dunia Makmur Tbk PT	610,700	14,842
Elang Mahkota Teknologi Tbk PT	974,900	46,470
Elnusa Tbk PT	742,600	16,665
Erajaya Swasembada Tbk PT	1,113,500	35,418
Gudang Garam Tbk PT	42,600	78,451
Indah Kiat Pulp & Paper Tbk PT	279,700	158,988
Indika Energy Tbk PT	225,300	28,762
Indo Tambangraya Megah Tbk PT	34,600	55,705
Indocement Tunggal Prakarsa Tbk PT	10,100	6,704
Indofood Sukses Makmur Tbk PT	445,800	218,597
Japfa Comfeed Indonesia Tbk PT	499,770	44,649
Jaya Real Property Tbk PT	215,500	7,620
Kawasan Industri Jababeka Tbk PT (A)	2,384,099	21,817
Krakatau Steel Persero Tbk PT (A)	733,900	9,888
Lippo Karawaci Tbk PT (A)	4,020,148	24,995
Malindo Feedmill Tbk PT (A)	128,500	3,677
Medco Energi Internasional Tbk PT	877,026	52,609
Media Nusantara Citra Tbk PT (A)	718,600	31,287
MNC Vision Networks Tbk PT (A)	614,600	2,056
Multipolar Tbk PT (A)	1,981,400	11,402
Pabrik Kertas Tjiwi Kimia Tbk PT	101,200	41,802
Pakuwon Jati Tbk PT	372,300	12,111
Panin Financial Tbk PT	949,400	18,014
Paninvest Tbk PT (A)	116,800	7,984
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	318,000	21,247
PP Persero Tbk PT (A)	292,600	11,854
Puradelta Lestari Tbk PT	1,584,700	18,127
Ramayana Lestari Sentosa Tbk PT	463,200	17,939
Salim Ivomas Pratama Tbk PT	670,100	18,129
Samudera Indonesia Tbk PT	784,800	19,998
Semen Indonesia Persero Tbk PT	296,292	120,664
Sri Rejeki Isman Tbk PT (A)(C)	1,260,900	12,279
Summarecon Agung Tbk PT	627,000	27,635
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Surya Citra Media Tbk PT	1,429,000	$15,452
Surya Esa Perkasa Tbk PT	400,900	15,498
Suryainti Permata Tbk PT (A)(C)	1,446,000	0
Timah Tbk PT	210,500	12,457
Truba Alam Manunggal Engineering PT (A)(C)	11,991,500	0
Tunas Baru Lampung Tbk PT	554,057	25,537
United Tractors Tbk PT	169,300	262,567
Vale Indonesia Tbk PT	188,500	79,553
Waskita Karya Persero Tbk PT (A)(C)	596,656	4,823
Wijaya Karya Persero Tbk PT (A)	349,400	11,828
XL Axiata Tbk PT	494,171	64,663
		3,844,357
Kuwait - 0.4%
A'ayan Leasing & Investment Company KSCP	25,736	12,457
Agility Public Warehousing Company KSC (A)	108,006	220,660
Ahli United Bank KSCP	5,491	4,617
Al Ahli Bank of Kuwait KSCP	27,016	20,719
Alimtiaz Investment Group KSC (A)	14,768	3,122
Arzan Financial Group for Financing & Investment KPSC	30,910	10,815
Boubyan Petrochemicals Company KSCP	28,516	69,178
Burgan Bank SAK	36,639	25,158
Commercial Facilities Company SAKP	19,089	10,597
Gulf Bank KSCP	93,330	80,763
Gulf Cables & Electrical Industries Group Company KSCP	9,328	34,741
Heavy Engineering & Ship Building Company KSCP	5,695	12,479
Integrated Holding Company KCSC	11,650	16,697
Kuwait Finance House KSCP	44,902	109,462
Kuwait Financial Centre SAK	34,781	11,160
Kuwait International Bank KSCP	29,549	16,404
Mobile Telecommunications Company KSCP	132,710	224,458
National Industries Group Holding SAK	21,154	14,040
National Investments Company KSCP	29,338	19,641
Warba Bank KSCP	51,014	35,552
		952,720
Malaysia - 1.6%
Aeon Company M BHD	28,600	8,038
AFFIN Bank BHD	83,530	33,660
Alliance Bank Malaysia BHD	102,300	73,069
AMMB Holdings BHD	142,862	110,994
Bank Islam Malaysia BHD	52,500	21,956
Batu Kawan BHD	3,100	13,805
Berjaya Assets BHD (A)	77,400	4,978
Berjaya Corp. BHD (A)	439,496	28,287
Berjaya Land BHD (A)	244,400	14,143
Bumi Armada BHD (A)	163,800	16,547
Cahya Mata Sarawak BHD	52,100	10,683
CIMB Group Holdings BHD	473,164	513,605
Dayang Enterprise Holdings BHD	83,900	23,082
DRB-Hicom BHD	93,400	26,880
Eco World Development Group BHD	84,300	14,669
Ekovest BHD (A)	146,600	11,319
FGV Holdings BHD	33,400	10,384
Gamuda BHD	119,187	112,482
Genting BHD	138,000	120,263
Genting Malaysia BHD	132,300	69,842
Genting Plantations BHD	22,400	28,325
Hengyuan Refining Company BHD	16,800	11,073
Hiap Teck Venture BHD	118,300	7,620

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Hibiscus Petroleum BHD	171,900	$31,969
Hong Leong Financial Group BHD	18,299	69,266
IJM Corp. BHD	211,160	67,525
IOI Properties Group BHD	72,700	16,682
JAKS Resources BHD (A)	177,060	6,840
Jaya Tiasa Holdings BHD	58,826	8,718
Keck Seng Malaysia BHD	11,300	8,573
KNM Group BHD (A)	571,500	10,414
Kossan Rubber Industries BHD	48,500	13,423
Land & General BHD	437,820	9,381
Lotte Chemical Titan Holding BHD (B)	30,231	7,585
Magnum BHD	110,314	23,528
Mah Sing Group BHD	192,300	25,353
Malayan Banking BHD	288,737	534,171
Malaysia Building Society BHD	190,704	26,597
Malaysian Resources Corp. BHD	207,000	13,564
Matrix Concepts Holdings BHD	26,100	7,888
MBM Resources BHD	11,400	8,625
Mega First Corp. BHD	12,600	8,295
MISC BHD	75,300	115,614
MKH BHD	49,230	13,002
MNRB Holdings BHD	36,891	7,633
Muhibbah Engineering M BHD (A)	103,950	13,166
Oriental Holdings BHD	35,720	48,782
OSK Holdings BHD	111,397	25,310
Pos Malaysia BHD (A)	30,900	3,346
PPB Group BHD	30,500	102,895
RHB Bank BHD	142,596	166,060
Sapura Energy BHD (A)	655,500	4,892
Sarawak Oil Palms BHD	11,700	6,152
Sime Darby BHD	255,000	112,088
Sime Darby Property BHD	271,300	27,093
SP Setia BHD Group	173,900	20,359
Sunway BHD	142,407	48,253
Supermax Corp. BHD	40,500	6,956
Tan Chong Motor Holdings BHD	6,300	1,431
Top Glove Corp. BHD (A)	277,600	48,292
Tropicana Corp. BHD (A)	161,380	46,407
TSH Resources BHD	114,900	22,671
UEM Edgenta BHD	32,900	7,018
UEM Sunrise BHD	372,300	21,575
UMW Holdings BHD	48,800	39,199
United Malacca BHD	11,900	12,955
UOA Development BHD	124,700	41,682
Velesto Energy BHD (A)	428,800	20,320
WCT Holdings BHD	194,483	17,109
Yinson Holdings BHD	74,200	40,723
YNH Property BHD (A)	6,819	7,309
YTL Corp. BHD	374,937	83,628
		3,316,021
Mexico - 2.7%
Alfa SAB de CV, Class A	370,181	229,025
Alpek SAB de CV	31,500	31,303
Banco del Bajio SA (B)	32,880	100,444
Cemex SAB de CV, Series CPO (A)	730,985	516,733
Coca-Cola Femsa SAB de CV	19,316	161,303
Consorcio ARA SAB de CV	25,993	5,968
Controladora AXTEL SAB DE CV (A)	370,181	4,758
Corp. Actinver SAB de CV	16,024	13,106
El Puerto de Liverpool SAB de CV, Series C1	11,379	69,423
Fomento Economico Mexicano SAB de CV	40,053	443,211
Genomma Lab Internacional SAB de CV, Class B	28,340	21,822
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Gentera SAB de CV	85,192	$91,130
Grupo Carso SAB de CV, Series A1	25,878	187,013
Grupo Comercial Chedraui SA de CV	22,430	127,816
Grupo Financiero Banorte SAB de CV, Series O	129,243	1,063,270
Grupo Financiero Inbursa SAB de CV, Series O (A)	97,071	229,733
Grupo KUO SAB de CV, Series B	42,698	87,307
Grupo Mexico SAB de CV, Series B	188,407	905,877
Grupo Pochteca SAB de CV (A)	9,600	4,425
Grupo Televisa SAB, Series CPO	212,201	217,693
Industrias CH SAB de CV, Series B (A)	18,800	225,046
Industrias Penoles SAB de CV (A)	8,071	113,122
La Comer SAB de CV	16,584	35,945
Megacable Holdings SAB de CV, Series CPO	49,064	113,681
Minera Frisco SAB de CV, Series A1 (A)	168,003	27,482
Nemak SAB de CV (A)(B)	196,961	46,717
Orbia Advance Corp. SAB de CV	73,770	157,952
Organizacion Cultiba SAB de CV (A)	17,095	11,985
Organizacion Soriana SAB de CV, Series B (A)	190,849	317,654
Promotora y Operadora de Infraestructura SAB de CV	15,780	158,362
Promotora y Operadora de Infraestructura SAB de CV, L Shares	3,141	20,185
Vista Energy SAB de CV, ADR (A)	1,887	45,514
Vitro SAB de CV, Series A	6,357	6,611
		5,791,616
Panama - 0.0%
BAC Holding International Corp. (A)	12,573	660
Philippines - 0.8%
ACEN Corp. (A)	30,450	2,984
Alliance Global Group, Inc.	232,800	56,667
Ayala Corp.	10,150	115,432
Ayala Land, Inc.	44,200	19,553
Bank of the Philippine Islands	80,914	159,773
BDO Unibank, Inc.	132,752	332,422
China Banking Corp.	75,528	41,069
Cosco Capital, Inc.	388,900	34,520
DMCI Holdings, Inc.	207,300	34,091
East West Banking Corp.	74,300	9,179
Filinvest Development Corp.	119,475	11,235
Filinvest Land, Inc.	937,500	11,885
First Philippine Holdings Corp.	29,660	33,072
Global Ferronickel Holdings, Inc.	283,424	12,445
GT Capital Holdings, Inc.	3,489	32,606
JG Summit Holdings, Inc.	157,922	127,582
LT Group, Inc.	159,800	27,582
Megaworld Corp.	839,700	30,366
Metropolitan Bank & Trust Company	130,973	132,507
Petron Corp.	289,400	18,208
Philex Mining Corp.	161,300	7,974
Philippine National Bank (A)	65,310	22,143
Philtown Properties, Inc. (A)(C)	3,844	107
Phoenix Petroleum Philippines, Inc. (A)(C)	22,200	2,823
PNB Holdings Corp. (A)(C)	10,246	59
Premium Leisure Corp.	815,000	8,270
Puregold Price Club, Inc.	79,400	42,365
RFM Corp.	133,500	7,503
Rizal Commercial Banking Corp.	62,703	26,751
Robinsons Land Corp.	214,668	55,667
Robinsons Retail Holdings, Inc.	16,680	16,552
San Miguel Corp.	46,220	88,239
Security Bank Corp.	27,730	42,045

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
Top Frontier Investment Holdings, Inc. (A)	18,024	$35,984
Union Bank of the Philippines	69,628	94,595
Vista Land & Lifescapes, Inc.	569,000	17,510
		1,711,765
Poland - 0.9%
Alior Bank SA (A)	7,988	95,090
Asseco Poland SA	3,955	78,099
Bank Polska Kasa Opieki SA	6,668	181,881
Cognor Holding SA	7,020	13,023
Cyfrowy Polsat SA	12,426	50,480
Develia SA	22,340	23,425
Enea SA (A)	19,073	30,013
Grupa Azoty SA (A)	4,728	30,505
Jastrzebska Spolka Weglowa SA (A)	3,425	33,770
KGHM Polska Miedz SA	8,799	243,637
Lubelski Wegiel Bogdanka SA	2,164	20,921
mBank SA (A)	310	30,989
PGE Polska Grupa Energetyczna SA (A)	66,331	118,438
PKP Cargo SA (A)	5,709	24,091
Polimex-Mostostal SA (A)	8,593	8,702
Polski Koncern Naftowy ORLEN SA	35,885	568,766
Powszechna Kasa Oszczednosci Bank Polski SA	14,234	126,684
Santander Bank Polska SA (A)	1,224	117,208
Stalexport Autostrady SA	15,820	10,514
Tauron Polska Energia SA (A)	90,488	61,243
		1,867,479
Qatar - 0.8%
Aamal Company	210,501	48,910
Al Khaleej Takaful Group QSC	11,244	8,318
Alijarah Holding Company QPSC	77,548	16,941
Baladna (A)	72,138	28,372
Barwa Real Estate Company	145,868	104,865
Commercial Bank PSQC	174,283	279,764
Doha Bank QPSC	182,415	77,426
Doha Insurance Company QSC	25,407	15,797
Gulf International Services QSC	102,379	51,754
Gulf Warehousing Company	19,525	17,846
Lesha Bank LLC (A)	70,330	27,919
Masraf Al Rayan QSC	312,125	221,120
Mesaieed Petrochemical Holding Company	223,749	117,974
Ooredoo QPSC	80,019	240,567
Qatar Aluminum Manufacturing Company	84,909	29,963
Qatar Insurance Company SAQ (A)	125,447	76,105
Qatar National Cement Company QSC	23,781	25,342
Qatar Navigation QSC	41,293	119,224
Salam International Investment, Ltd., QSC (A)	94,802	17,687
United Development Company QSC	177,150	55,827
Vodafone Qatar QSC	145,471	74,646
		1,656,367
Russia - 0.0%
Gazprom PJSC, ADR (London Stock Exchange) (A)(C)	196,506	26,135
LUKOIL PJSC, ADR (A)(C)	16,379	27,910
Rosneft Oil Company PJSC, GDR (London Stock Exchange) (A)(C)	1,686	1,686
RusHydro PJSC, ADR (A)(C)	52,278	1,673
VTB Bank PJSC, GDR (A)(C)	86,297	1,208
		58,612
Saudi Arabia - 3.8%
Al Babtain Power & Telecommunication Company	2,665	20,876
Al Jouf Cement Company (A)	5,694	19,570
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
Al Khaleej Training and Education Company (A)	6,369	$40,361
AlAbdullatif Industrial Investment Company (A)	1,743	8,757
Al-Etihad Cooperative Insurance Company (A)	3,674	17,279
AlJazira Takaful Ta'awuni Company (A)	2,192	11,026
Allianz Saudi Fransi Cooperative Insurance Company (A)	1,628	7,478
Arab National Bank	54,963	387,570
Arabian Cement Company	4,196	44,531
Arriyadh Development Company	5,359	28,919
Bank Al-Jazira	34,800	170,384
Banque Saudi Fransi	43,109	481,574
City Cement Company	6,807	46,509
Dar Al Arkan Real Estate Development Company (A)	49,101	202,810
Dur Hospitality Company (A)	5,874	43,622
Eastern Province Cement Company	3,671	46,062
Emaar Economic City (A)	21,759	54,518
Etihad Etisalat Company	42,915	550,527
Gulf Insurance Group	2,090	17,689
Hail Cement Company	4,570	15,313
Jazan Energy and Development Company (A)	2,068	8,235
L'Azurde Company for Jewelry	2,204	8,746
Methanol Chemicals Company (A)	2,886	19,628
Mobile Telecommunications Company Saudi Arabia (A)	47,765	181,515
Najran Cement Company	7,837	29,645
National Gypsum (A)	1,897	13,297
National Industrialization Company (A)	27,624	110,568
Nayifat Finance Company (A)	2,655	11,999
Northern Region Cement Company	10,351	33,125
Rabigh Refining & Petrochemical Company (A)	27,500	84,999
Riyad Bank	19,428	175,427
Sahara International Petrochemical Company	31,147	311,060
Saudi Awwal Bank	58,796	598,648
Saudi Basic Industries Corp.	81,336	1,925,368
Saudi Ceramic Company	4,758	42,605
Saudi Chemical Company Holding	32,830	33,200
Saudi Industrial Investment Group	18,489	131,818
Saudi Industrial Services Company	2,229	17,311
Saudi Kayan Petrochemical Company (A)	74,626	276,110
Saudi Marketing Company	2,495	18,626
Saudi Reinsurance Company (A)	26	125
Seera Group Holding (A)	16,962	120,262
SHL Finance Company	4,742	24,684
Sinad Holding Company (A)	4,643	16,023
Tabuk Cement Company (A)	4,675	20,814
The National Company for Glass Industries	912	9,525
The Saudi Investment Bank	38,132	174,000
The Saudi National Bank	105,414	1,039,670
The Savola Group	7,399	82,296
Umm Al-Qura Cement Company (A)	2,316	11,925
Yamama Cement Company	11,422	114,940
Yanbu National Petrochemical Company	9,287	118,091
		7,979,660
Singapore - 0.0%
BOC Aviation, Ltd. (B)	8,100	65,652
South Africa - 2.9%
Absa Group, Ltd.	60,222	537,501

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
AECI, Ltd.	11,686	$56,338
African Rainbow Minerals, Ltd.	10,677	112,645
Alexander Forbes Group Holdings, Ltd.	31,311	9,435
AngloGold Ashanti, Ltd.	3,511	74,319
AngloGold Ashanti, Ltd., ADR	18,402	388,098
Aspen Pharmacare Holdings, Ltd.	20,940	204,264
Astral Foods, Ltd.	4,628	37,663
Balwin Properties, Ltd.	6,271	866
Barloworld, Ltd.	21,853	99,065
Blue Label Telecoms, Ltd. (A)	44,582	8,279
Caxton & CTP Publishers & Printers, Ltd.	19,879	10,555
DataTec, Ltd.	20,519	42,454
Discovery, Ltd. (A)	5,880	45,571
Exxaro Resources, Ltd.	20,960	182,810
Gold Fields, Ltd., ADR	9,597	132,727
Grindrod, Ltd.	45,556	23,171
Harmony Gold Mining Company, Ltd.	13,919	58,628
Harmony Gold Mining Company, Ltd., ADR	27,692	116,306
Hudaco Industries, Ltd.	5,065	41,970
Impala Platinum Holdings, Ltd.	74,584	496,880
Investec, Ltd.	19,898	112,052
KAP, Ltd.	257,249	36,933
Lewis Group, Ltd.	14,408	30,445
Life Healthcare Group Holdings, Ltd.	87,146	95,046
Metair Investments, Ltd. (A)	23,633	23,019
Momentum Metropolitan Holdings	97,843	93,981
Motus Holdings, Ltd.	14,065	74,879
Mpact, Ltd.	23,460	31,737
MTN Group, Ltd.	10,156	74,620
Murray & Roberts Holdings, Ltd. (A)	48,310	2,471
Nedbank Group, Ltd.	30,206	366,927
Oceana Group, Ltd.	5,108	19,137
Old Mutual, Ltd.	351,536	226,392
Omnia Holdings, Ltd.	19,012	60,755
Pepkor Holdings, Ltd. (B)	118,240	103,633
PPC, Ltd. (A)	168,790	24,306
Raubex Group, Ltd.	20,799	28,741
RCL Foods, Ltd.	35,643	18,921
Reunert, Ltd.	19,682	61,421
Royal Bafokeng Platinum, Ltd.	13,281	88,027
Sappi, Ltd.	61,862	128,292
Sasol, Ltd.	42,649	528,389
Sibanye Stillwater, Ltd.	166,515	256,821
Sibanye Stillwater, Ltd., ADR	12,243	76,396
Standard Bank Group, Ltd.	61,423	579,927
Super Group, Ltd.	42,421	72,465
Telkom SA SOC, Ltd. (A)	37,622	63,280
The Foschini Group, Ltd.	9,764	48,845
Trencor, Ltd. (A)	40,666	14,513
Wilson Bayly Holmes-Ovcon, Ltd. (A)	5,366	29,839
Zeda, Ltd. (A)	21,853	12,382
		6,064,137
South Korea - 12.4%
AJ Networks Company, Ltd.	2,832	9,570
Ajin Industrial Company, Ltd. (A)	8,098	40,708
AK Holdings, Inc.	743	10,869
Amorepacific Corp.	293	21,810
AMOREPACIFIC Group	1,900	38,080
Asia Cement Company, Ltd.	320	2,214
ASIA Holdings Company, Ltd.	241	25,135
Asia Paper Manufacturing Company, Ltd.	565	14,732
Binggrae Company, Ltd.	522	18,878
BNK Financial Group, Inc.	20,556	108,506
Bookook Securities Company, Ltd.	501	8,120
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Chongkundang Holdings Corp.	288	$10,370
Chorokbaem Media Company, Ltd. (A)	1,145	4,719
Chosun Refractories Company, Ltd.	3,380	54,419
CJ CheilJedang Corp.	819	167,830
CJ Corp.	1,674	86,864
CJ ENM Company, Ltd. (A)	847	40,462
CJ Freshway Corp.	868	19,050
CJ Logistics Corp.	826	48,072
Com2uS Corp.	399	18,515
COWELL FASHION Company, Ltd.	5,483	18,981
Cuckoo Homesys Company, Ltd.	560	10,017
Dae Won Kang Up Company, Ltd.	4,385	14,642
Daedong Corp.	860	8,090
Daehan Flour Mills Company, Ltd.	232	23,700
Daesang Corp.	2,028	26,493
Daesang Holdings Company, Ltd.	2,310	14,192
Daewoo Engineering & Construction Company, Ltd. (A)	20,805	64,522
Daewoong Company, Ltd.	1,698	16,182
Dahaam E-Tec Company, Ltd. (A)	2,630	69,660
Daihan Pharmaceutical Company, Ltd.	563	11,864
Daishin Securities Company, Ltd.	3,901	40,029
Daol Investment & Securities Company, Ltd.	4,729	12,703
Daou Technology, Inc.	2,309	30,833
DB Financial Investment Company, Ltd.	3,849	11,837
DB Insurance Company, Ltd.	3,071	174,425
Deutsch Motors, Inc.	3,903	16,496
DGB Financial Group, Inc.	19,003	105,154
DI Dong Il Corp.	789	12,737
DL E&C Company, Ltd.	4,034	106,960
DL Holdings Company, Ltd.	1,609	50,627
DMS Company, Ltd.	3,275	15,543
Dong-A Socio Holdings Company, Ltd.	153	9,874
Dong-A ST Company, Ltd.	332	14,460
Dongkuk CM Company, Ltd. (A)	2,006	16,792
Dongkuk Holdings Company, Ltd.	1,068	14,185
Dongkuk Steel Mill Company, Ltd. (A)	3,328	27,328
Dongwha Pharm Company, Ltd.	1,912	15,113
Dongwon Development Company, Ltd.	5,212	13,919
Dongwon F&B Company, Ltd.	610	12,952
Dongwon Industries Company, Ltd.	880	25,964
Doosan Bobcat, Inc.	4,079	182,331
Doosan Company, Ltd.	554	38,292
DoubleUGames Company, Ltd.	512	16,429
Easy Holdings Company, Ltd.	3,872	9,395
EBEST Investment & Securities Company, Ltd.	2,321	7,850
E-MART, Inc.	1,480	86,659
Eugene Corp.	6,888	18,317
Eugene Investment & Securities Company, Ltd.	11,471	34,585
Eusu Holdings Company, Ltd.	1,407	6,570
Farmsco	2,687	8,645
Green Cross Corp.	133	11,633
Green Cross Holdings Corp.	1,608	17,454
GS Engineering & Construction Corp.	4,548	64,773
GS Global Corp. (A)	7,813	17,298
GS Holdings Corp.	5,061	141,063
GS Retail Company, Ltd.	3,309	57,652
Gwangju Shinsegae Company, Ltd.	760	19,338
Haesung Industrial Company, Ltd.	1,128	7,870
Hana Financial Group, Inc.	21,723	648,486
Handok, Inc.	729	7,917
Handsome Company, Ltd.	1,545	27,352

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hanil Cement Company, Ltd.	1,450	$13,651
Hanil Holdings Company, Ltd.	3,183	29,388
Hanjin Transportation Company, Ltd.	1,052	15,939
Hankook Tire & Technology Company, Ltd.	5,360	140,624
Hanshin Construction Company, Ltd.	1,844	11,883
Hansol Holdings Company, Ltd.	5,241	12,156
Hansol Paper Company, Ltd.	2,920	24,858
Hansol Technics Company, Ltd.	3,325	20,523
Hanwha Corp.	2,757	62,937
Hanwha Galleria Corp. (A)	5,420	6,240
Hanwha Investment & Securities Company, Ltd. (A)	15,071	30,599
Hanwha Life Insurance Company, Ltd. (A)	34,108	67,001
Hanwha Solutions Corp. (A)	4,806	154,983
Hanyang Eng Company, Ltd.	1,654	20,689
Harim Holdings Company, Ltd.	1,443	8,539
HD Hyundai Company, Ltd.	3,580	163,395
HD Hyundai Construction Equipment Company, Ltd.	1,613	105,379
HD Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	2,512	223,304
HDC Holdings Company, Ltd.	2,737	13,403
HDC Hyundai Development Co-Engineering & Construction, Series E	3,037	26,361
Hitejinro Holdings Company, Ltd.	995	7,051
HL Holdings Corp.	837	23,567
HL Mando Company, Ltd.	2,213	91,036
HMM Company, Ltd.	21,976	315,997
HS Industries Company, Ltd.	4,056	11,983
Huons Global Company, Ltd.	581	9,267
Huvis Corp. (A)	3,715	13,352
Hyosung Corp.	540	25,936
Hyosung Heavy Industries Corp. (A)	742	65,027
Hyundai Corp.	1,339	22,743
Hyundai Corp. Holdings, Inc.	1,811	16,912
Hyundai Department Store Company, Ltd.	1,243	46,605
Hyundai Engineering & Construction Company, Ltd.	5,407	157,176
Hyundai Futurenet Company, Ltd.	8,894	19,654
Hyundai GF Holdings	3,419	9,459
Hyundai Glovis Company, Ltd.	1,260	189,700
Hyundai Green Food (A)	1,814	17,567
Hyundai Home Shopping Network Corp.	652	22,687
Hyundai Livart Furniture Company, Ltd. (A)	1,327	8,733
Hyundai Marine & Fire Insurance Company, Ltd.	4,678	110,377
Hyundai Mobis Company, Ltd.	3,299	584,078
Hyundai Motor Company	7,569	1,190,561
Hyundai Motor Securities Company, Ltd.	3,480	23,146
Hyundai Steel Company	6,801	175,252
Hyundai Wia Corp.	1,286	65,683
Iljin Holdings Company, Ltd.	4,669	16,814
iMarketKorea, Inc.	1,985	14,913
Industrial Bank of Korea	18,712	147,197
Innocean Worldwide, Inc.	469	14,031
INTOPS Company, Ltd.	1,374	35,495
Inzi Controls Company, Ltd.	1,760	12,532
IS Dongseo Company, Ltd. (A)	860	21,855
JB Financial Group Company, Ltd.	11,451	73,700
Jeil Savings Bank (A)(C)	1,820	0
Kangwon Land, Inc.	3,386	44,840
KAON Group Company, Ltd.	3,062	14,532
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
KB Financial Group, Inc.	550	$19,962
KB Financial Group, Inc., ADR	25,595	931,658
KC Company, Ltd.	1,496	22,051
KC Tech Company, Ltd.	889	14,437
KCC Corp.	347	52,006
KCC Glass Corp.	939	31,728
KCTC	4,403	14,344
KG Chemical Corp.	799	26,466
KG Eco Technology Service Company, Ltd.	1,161	11,417
Kginicis Company, Ltd.	1,190	11,007
KGMobilians Company, Ltd.	2,700	15,589
Kia Corp.	20,749	1,397,674
KISCO Corp.	4,131	20,619
KISCO Holdings Company, Ltd.	1,536	21,358
KISWIRE, Ltd.	1,688	24,384
KIWOOM Securities Company, Ltd.	1,432	96,767
Kolmar Korea Holdings Company, Ltd.	1,323	14,072
Kolon Corp.	898	13,542
Kolon Industries, Inc.	1,911	72,832
Korea Asset In Trust Company, Ltd.	9,060	21,856
Korea Circuit Company, Ltd. (A)	1,415	19,028
Korea Electric Terminal Company, Ltd.	561	25,892
Korea Investment Holdings Company, Ltd.	3,247	128,061
Korea Line Corp. (A)	23,137	35,718
Korea Petrochemical Industrial Company, Ltd.	441	47,000
Korea Real Estate Investment & Trust Company, Ltd.	14,635	15,382
Korea Zinc Company, Ltd.	137	50,886
Korean Air Lines Company, Ltd.	7,073	131,212
Korean Reinsurance Company	11,364	60,501
Kortek Corp.	1,806	12,089
KPX Chemical Company, Ltd.	660	23,536
KSS LINE, Ltd.	3,562	26,051
KT Skylife Company, Ltd.	1,768	8,627
Kukdo Chemical Company, Ltd.	466	19,101
Kumho HT, Inc. (A)	19,985	12,180
Kumho Petrochemical Company, Ltd.	1,206	121,949
KUMHOE&C Company, Ltd.	2,357	10,989
Kwang Dong Pharmaceutical Company, Ltd.	3,313	16,672
Kyeryong Construction Industrial Company, Ltd.	844	10,833
Kyung-In Synthetic Corp.	4,181	16,654
LabGenomics Company, Ltd. (A)	4,545	24,738
LF Corp.	2,312	29,885
LG Corp.	6,087	408,196
LG Display Company, Ltd., ADR (D)	42,905	260,004
LG Electronics, Inc.	9,906	958,787
LG HelloVision Company, Ltd.	3,836	12,581
LG Uplus Corp.	18,651	152,182
Lotte Chemical Corp.	1,213	142,760
Lotte Chilsung Beverage Company, Ltd.	253	24,402
Lotte Corp.	2,012	38,282
LOTTE Fine Chemical Company, Ltd.	1,504	79,491
LOTTE Himart Company, Ltd.	1,006	7,619
Lotte Non-Life Insurance Company, Ltd. (A)	5,459	7,243
Lotte Shopping Company, Ltd.	881	45,977
Lotte Wellfood Company, Ltd.	95	7,322
LS Corp.	1,347	95,470
LX Hausys, Ltd.	659	22,912
LX Holdings Corp.	2,952	17,770
LX International Corp.	2,902	79,843

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Meritz Financial Group, Inc. (A)	4,035	$127,934
Mirae Asset Life Insurance Company, Ltd. (A)	8,582	24,513
Mirae Asset Securities Company, Ltd.	22,352	123,282
MK Electron Company, Ltd.	1,860	22,291
Motonic Corp.	2,259	15,214
Muhak Company, Ltd.	2,080	8,929
Namyang Dairy Products Company, Ltd.	58	23,590
Netmarble Corp. (A)(B)	1,149	43,152
Nexen Corp.	3,733	12,187
Nexen Tire Corp.	6,465	40,611
NH Investment & Securities Company, Ltd.	12,340	89,759
NHN Corp. (A)	1,882	35,284
Nice Information & Telecommunication, Inc.	705	13,498
Nong Shim Holdings Company, Ltd.	402	20,735
NongShim Company, Ltd.	163	49,221
NOVAREX Company, Ltd.	1,637	9,805
OCI Company, Ltd. (A)	500	46,295
OCI Holdings Company, Ltd.	1,105	95,509
Orion Holdings Corp.	2,756	30,787
Ottogi Corp.	84	25,037
Pan Ocean Company, Ltd.	26,446	104,541
Paradise Company, Ltd. (A)	1,963	21,133
Partron Company, Ltd.	3,579	24,986
PHA Company, Ltd.	2,626	20,994
Poongsan Corp.	2,423	80,080
Poongsan Holdings Corp.	1,129	31,212
POSCO Holdings, Inc.	4,950	1,464,962
Posco International Corp.	4,844	147,437
RFTech Company, Ltd. (A)	4,033	13,998
Sam Young Electronics Company, Ltd.	938	6,861
Samho Development Company, Ltd.	4,213	11,736
SAMPYO Cement Company, Ltd.	4,134	10,806
Samsung C&T Corp.	4,114	331,111
Samsung Card Company, Ltd.	2,454	55,297
Samsung Electronics Company, Ltd.	45,527	2,506,866
Samsung Fire & Marine Insurance Company, Ltd.	2,745	479,018
Samsung Life Insurance Company, Ltd.	4,195	214,548
Samsung SDS Company, Ltd.	908	85,115
Samsung Securities Company, Ltd.	4,810	132,020
Samyang Corp.	258	8,291
Samyang Holdings Corp.	535	29,552
Sangsangin Company, Ltd. (A)	3,653	13,412
Seah Besteel Holdings Corp.	1,017	19,947
Sebang Company, Ltd.	1,153	10,819
Sebang Global Battery Company, Ltd.	601	22,079
Seegene, Inc.	2,081	32,596
Sejong Industrial Company, Ltd.	1,547	10,858
Sejong Telecom, Inc.	19,734	8,972
Seohee Construction Company, Ltd.	13,592	15,146
Seoul Semiconductor Company, Ltd.	3,322	32,437
Seoyon Company, Ltd.	2,508	17,401
SGC Energy Company, Ltd.	744	14,778
SGC eTec E&C Company, Ltd.	231	4,164
Shindaeyang Paper Company, Ltd.	2,670	10,614
Shinhan Financial Group Company, Ltd.	2,494	64,475
Shinhan Financial Group Company, Ltd., ADR	32,928	858,104
Shinsegae Engineering & Construction Company, Ltd.	621	8,230
Shinsegae Food Company, Ltd.	268	8,324
Shinsegae International, Inc.	1,033	13,406
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Shinsegae, Inc.	668	$90,613
Shinyoung Securities Company, Ltd.	580	24,529
SIMMTECH HOLDINGS Company, Ltd.	3,917	8,910
SK Chemicals Company, Ltd.	288	15,395
SK Discovery Company, Ltd.	1,496	40,837
SK Gas, Ltd.	304	29,553
SK Hynix, Inc.	26,526	2,330,691
SK Innovation Company, Ltd. (A)	4,550	551,615
SK Networks Company, Ltd.	16,268	62,957
SK Securities Company, Ltd.	27,076	13,965
SK, Inc.	2,806	318,297
SL Corp.	1,341	37,626
SNT Holdings Company, Ltd.	1,460	18,394
SNT Motiv Company, Ltd.	882	35,508
S-Oil Corp.	3,185	161,833
Songwon Industrial Company, Ltd.	1,547	23,888
Spigen Korea Company, Ltd.	525	13,832
Sugentech, Inc.	1,378	7,585
Suheung Company, Ltd.	502	10,174
Sungshin Cement Company, Ltd.	2,022	13,499
Sungwoo Hitech Company, Ltd.	2,984	22,586
Sunjin Company, Ltd.	2,276	14,806
Systems Technology, Inc.	1,205	17,214
Taekwang Industrial Company, Ltd.	48	23,076
Taeyoung Engineering & Construction Company, Ltd.	2,234	6,846
Tongyang Life Insurance Company, Ltd. (A)	7,644	20,790
TS Corp.	12,730	33,717
TY Holdings Company, Ltd.	2,153	13,396
Uju Electronics Company, Ltd.	672	8,086
Unid Btplus Company, Ltd. (A)	637	3,794
Unid Company, Ltd.	406	20,804
Uniquest Corp.	1,636	15,130
WiSoL Company, Ltd.	2,256	12,721
Wonik Holdings Company, Ltd. (A)	5,948	17,210
Wonik Materials Company, Ltd.	880	21,102
Woori Financial Group, Inc.	41,842	375,861
Young Poong Corp.	51	22,196
Youngone Corp.	2,509	123,206
Youngone Holdings Company, Ltd.	920	54,101
Yuanta Securities Korea Company, Ltd.	11,703	23,900
		26,462,212
Taiwan - 17.3%
Abico Avy Company, Ltd.	24,990	17,933
Acer, Inc.	256,452	258,765
ACES Electronic Company, Ltd.	19,323	18,393
Acter Group Corp., Ltd.	8,000	38,740
Advanced International Multitech Company, Ltd.	13,000	33,293
AGV Products Corp.	11,716	4,827
Altek Corp.	16,000	17,605
AmTRAN Technology Company, Ltd.	52,255	24,735
Apacer Technology, Inc.	11,000	21,551
APCB, Inc.	37,000	21,590
Apex International Company, Ltd.	7,000	14,256
Arcadyan Technology Corp.	8,000	31,681
Ardentec Corp.	45,000	88,398
Argosy Research, Inc.	7,000	29,122
ASE Technology Holding Company, Ltd.	256,000	910,374
Asia Cement Corp.	137,805	196,740
Asia Optical Company, Inc.	14,000	28,968
Asia Polymer Corp.	50,607	43,137
Asia Tech Image, Inc.	12,000	25,001
Asustek Computer, Inc.	49,000	496,078

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Audix Corp.	21,000	$39,433
AUO Corp.	411,200	246,774
AVerMedia Technologies, Inc.	19,000	13,293
Bank of Kaohsiung Company, Ltd.	82,204	32,918
Basso Industry Corp.	8,000	10,782
BenQ Materials Corp.	13,000	16,461
BES Engineering Corp.	163,700	58,401
Brighton-Best International Taiwan, Inc.	19,000	21,766
Capital Securities Corp.	183,403	84,118
Career Technology MFG. Company, Ltd.	34,200	29,408
Catcher Technology Company, Ltd.	43,000	242,612
Cathay Financial Holding Company, Ltd.	406,775	564,703
Cathay Real Estate Development Company, Ltd.	46,400	24,327
Celxpert Energy Corp.	12,000	13,740
Center Laboratories, Inc.	17,000	30,313
Central Reinsurance Company, Ltd. (A)	40,463	27,561
Chang Hwa Commercial Bank, Ltd.	296,580	177,784
CHC Healthcare Group	8,000	18,216
Chen Full International Company, Ltd.	15,000	20,313
Chenbro Micom Company, Ltd.	2,000	10,816
Cheng Loong Corp.	68,320	74,814
Cheng Mei Materials Technology Corp. (A)	39,090	14,931
Cheng Shin Rubber Industry Company, Ltd.	132,000	170,511
Cheng Uei Precision Industry Company, Ltd.	37,629	50,987
Chia Hsin Cement Corp.	15,000	10,373
Chicony Electronics Company, Ltd.	28,000	88,201
China Airlines, Ltd.	264,910	223,702
China Bills Finance Corp.	95,000	47,011
China Chemical & Pharmaceutical Company, Ltd.	34,000	28,740
China Development Financial Holding Corp.	1,167,535	465,368
China Man-Made Fiber Corp. (A)	139,414	36,860
China Metal Products Company, Ltd.	26,513	31,034
China Motor Corp.	30,250	90,577
China Petrochemical Development Corp. (A)	309,245	97,454
China Steel Corp.	1,010,180	955,251
Chin-Poon Industrial Company, Ltd.	43,571	44,000
Chipbond Technology Corp.	70,000	142,081
ChipMOS Technologies, Inc.	66,938	78,694
Chong Hong Construction Company, Ltd.	19,000	48,683
Chun Yuan Steel Industry Company, Ltd. (A)	50,874	29,779
Clevo Company	27,000	28,832
CMC Magnetics Corp. (A)	68,121	30,930
Compal Electronics, Inc.	325,000	305,674
Compeq Manufacturing Company, Ltd.	77,000	110,164
Concord Securities Company, Ltd.	26,000	11,775
Continental Holdings Corp.	49,050	45,413
Coremax Corp.	9,000	26,249
Coretronic Corp.	40,000	94,480
Co-Tech Development Corp.	3,000	5,931
CTBC Financial Holding Company, Ltd.	1,395,348	1,115,817
DA CIN Construction Company, Ltd.	20,000	21,144
Da-Li Development Company, Ltd.	17,000	17,336
Darfon Electronics Corp.	16,000	23,823
Darwin Precisions Corp. (A)	37,000	18,057
Depo Auto Parts Industrial Company, Ltd.	12,000	45,628
D-Link Corp.	50,600	35,625
Dyaco International, Inc.	5,795	7,273
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Dynamic Holding Company, Ltd.	35,584	$31,036
Dynapack International Technology Corp.	10,000	25,470
E.Sun Financial Holding Company, Ltd.	49,835	41,753
Edom Technology Company, Ltd.	18,400	16,689
Elite Advanced Laser Corp.	7,000	8,870
Elitegroup Computer Systems Company, Ltd.	42,104	42,966
Ennostar, Inc. (A)	31,656	53,105
EnTie Commercial Bank Company, Ltd.	58,000	29,008
Eternal Materials Company, Ltd.	57,400	59,647
Eva Airways Corp.	218,725	280,608
Everest Textile Company, Ltd. (A)	64,835	19,192
Evergreen International Storage & Transport Corp.	44,600	41,397
Evergreen Marine Corp. Taiwan, Ltd.	69,662	209,997
Evergreen Steel Corp.	10,000	21,549
Everlight Chemical Industrial Corp.	49,250	34,556
Everlight Electronics Company, Ltd.	46,000	76,533
Excelsior Medical Company, Ltd.	17,401	55,785
Far Eastern Department Stores, Ltd.	77,720	59,942
Far Eastern International Bank	253,756	97,125
Far Eastern New Century Corp.	252,249	271,243
Farglory Land Development Company, Ltd.	28,530	55,930
Feng Hsin Steel Company, Ltd.	8,000	18,324
First Financial Holding Company, Ltd.	605,314	538,361
First Steamship Company, Ltd. (A)	84,809	24,521
Fitipower Integrated Technology, Inc.	8,000	36,951
Fittech Company, Ltd.	9,000	23,484
FLEXium Interconnect, Inc.	27,000	80,469
Formosa Advanced Technologies Company, Ltd.	25,000	35,198
Formosa Chemicals & Fibre Corp.	184,000	396,859
Formosa Laboratories, Inc.	9,543	28,385
Formosa Petrochemical Corp.	4,000	10,843
Formosa Plastics Corp.	188,000	517,877
Formosa Taffeta Company, Ltd.	67,000	60,313
Formosan Rubber Group, Inc.	33,020	23,460
Formosan Union Chemical	48,812	38,719
Foxconn Technology Company, Ltd.	64,626	115,631
Foxsemicon Integrated Technology, Inc.	4,000	26,007
FSP Technology, Inc.	10,000	15,436
Fubon Financial Holding Company, Ltd.	547,805	1,072,284
Fulgent Sun International Holding Company, Ltd.	11,000	48,851
Fulltech Fiber Glass Corp.	46,349	20,237
Fwusow Industry Company, Ltd.	40,000	27,670
G Shank Enterprise Company, Ltd.	15,535	24,556
Gamania Digital Entertainment Company, Ltd.	9,000	23,715
Gemtek Technology Corp.	32,000	34,062
General Interface Solution Holding, Ltd.	29,000	68,052
Getac Holdings Corp.	14,000	30,146
Giantplus Technology Company, Ltd.	31,000	15,409
Gigabyte Technology Company, Ltd.	31,000	243,113
Global Brands Manufacture, Ltd.	37,541	55,471
Global Lighting Technologies, Inc.	6,000	11,253
Global PMX Company, Ltd.	3,000	15,280
Globe Union Industrial Corp. (A)	27,525	11,946
Gloria Material Technology Corp.	39,684	73,736
Goldsun Building Materials Company, Ltd.	93,540	82,712
Gourmet Master Company, Ltd.	6,000	27,709
Grand Pacific Petrochemical	77,000	48,210
Great China Metal Industry	33,000	27,452
Great Wall Enterprise Company, Ltd.	15,724	26,960

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Greatek Electronics, Inc.	12,000	$22,087
Hannstar Board Corp.	39,750	61,501
HannStar Display Corp. (A)	112,842	47,856
HannsTouch Holdings Company	64,000	21,844
Hey Song Corp.	40,000	53,015
Highwealth Construction Corp.	58,507	80,201
Hitron Technology, Inc.	28,000	28,941
Ho Tung Chemical Corp.	88,399	25,196
Holy Stone Enterprise Company, Ltd.	10,000	34,579
Hon Hai Precision Industry Company, Ltd.	687,448	2,499,382
Hong Pu Real Estate Development Company, Ltd.	27,000	23,392
Hong TAI Electric Industrial	20,000	17,162
Horizon Securities Company, Ltd.	19,080	6,997
Hsing TA Cement Company, Ltd.	38,000	22,580
Hua Nan Financial Holdings Company, Ltd.	476,096	339,914
Huang Hsiang Construction Corp.	18,000	23,526
Hung Ching Development & Construction Company, Ltd.	14,000	11,069
Hung Sheng Construction, Ltd.	42,240	29,670
IBF Financial Holdings Company, Ltd. (A)	268,707	104,121
Ichia Technologies, Inc.	25,000	26,315
IEI Integration Corp.	12,000	34,862
Innolux Corp.	595,092	292,906
Inpaq Technology Company, Ltd.	12,000	21,619
Integrated Service Technology, Inc.	9,000	28,188
International CSRC Investment Holdings Company	81,383	56,269
Inventec Corp.	158,000	219,657
Iron Force Industrial Company, Ltd.	6,000	19,110
ITEQ Corp.	11,000	24,476
Jarllytec Company, Ltd.	9,000	21,857
Jess-Link Products Company, Ltd.	13,000	28,286
Kaimei Electronic Corp.	10,640	23,118
Kedge Construction Company, Ltd.	6,600	15,323
Kenda Rubber Industrial Company, Ltd.	39,520	40,786
Kerry TJ Logistics Company, Ltd.	16,000	20,170
Kindom Development Company, Ltd.	24,000	23,225
King Yuan Electronics Company, Ltd.	112,796	207,075
King's Town Bank Company, Ltd.	83,000	94,930
King's Town Construction Company, Ltd. (A)	7,300	7,485
Kinko Optical Company, Ltd. (A)	15,758	14,669
Kinpo Electronics, Inc.	108,269	51,464
Kinsus Interconnect Technology Corp.	22,000	82,801
KS Terminals, Inc.	9,000	24,012
Kuo Toong International Company, Ltd.	18,248	19,366
Kuo Yang Construction Company, Ltd. (A)	12,000	7,064
L&K Engineering Company, Ltd.	17,000	33,471
Largan Precision Company, Ltd.	6,000	411,585
Lealea Enterprise Company, Ltd.	90,124	33,090
Lelon Electronics Corp.	8,000	16,003
Li Peng Enterprise Company, Ltd. (A)	62,000	16,023
Lida Holdings, Ltd.	4,640	4,915
Lien Hwa Industrial Holdings Corp. (A)	45,045	98,226
Lingsen Precision Industries, Ltd.	49,481	24,566
Lite-On Technology Corp.	164,000	546,110
Longchen Paper & Packaging Company, Ltd.	66,189	36,518
Lumax International Corp., Ltd.	3,600	8,966
Lung Yen Life Service Corp.	9,000	10,618
Macauto Industrial Company, Ltd.	8,000	19,259
Macronix International Company, Ltd.	129,000	136,023
Mega Financial Holding Company, Ltd.	415,158	509,517
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Mercuries & Associates Holding, Ltd.	48,293	$23,588
Mercuries Life Insurance Company, Ltd. (A)	87,212	15,285
Mitac Holdings Corp.	58,316	65,598
MOSA Industrial Corp.	9,738	9,679
MPI Corp.	11,000	61,540
Namchow Holdings Company, Ltd.	9,000	13,829
Nan Ya Plastics Corp.	302,000	704,456
Nantex Industry Company, Ltd.	9,000	10,842
Nanya Technology Corp.	106,000	241,655
Nichidenbo Corp.	14,000	26,376
Nishoku Technology, Inc.	7,800	21,034
O-Bank Company, Ltd.	52,538	17,250
Orient Semiconductor Electronics, Ltd.	26,000	19,267
Oriental Union Chemical Corp.	28,000	19,961
Pacific Construction Company	38,289	11,388
Paiho Shih Holdings Corp.	11,000	8,627
Pan-International Industrial Corp.	44,481	57,436
PChome Online, Inc.	6,000	9,944
Pegatron Corp.	162,660	391,620
Phison Electronics Corp.	12,000	159,126
Pixart Imaging, Inc.	10,000	35,241
Pou Chen Corp.	137,348	139,217
Powerchip Semiconductor Manufacturing Corp.	214,000	213,624
Powertech Technology, Inc.	39,000	131,785
President Securities Corp.	99,549	55,780
Primax Electronics, Ltd.	26,000	55,041
Prince Housing & Development Corp.	142,555	54,971
Prodisc Technology, Inc. (A)(C)	762,000	0
Promate Electronic Company, Ltd.	8,000	11,442
Prosperity Dielectrics Company, Ltd.	6,000	8,358
Qisda Corp.	134,280	198,265
Quang Viet Enterprise Company, Ltd.	4,000	16,021
Quanta Computer, Inc.	201,000	981,657
Quanta Storage, Inc.	23,000	55,028
Radiant Opto-Electronics Corp.	34,000	120,373
Radium Life Tech Company, Ltd.	102,621	29,904
Rechi Precision Company, Ltd.	20,000	13,019
Rexon Industrial Corp., Ltd. (A)	13,000	14,548
Ritek Corp. (A)	57,799	18,359
Roo Hsing Company, Ltd. (A)	67,000	9,164
Ruentex Development Company, Ltd.	80,000	92,614
Ruentex Industries, Ltd.	39,424	76,382
Sampo Corp.	43,470	37,365
San Far Property, Ltd.	28,964	13,299
Sanyang Motor Company, Ltd.	48,000	138,373
Savior Lifetec Corp. (A)	33,000	19,670
Sercomm Corp.	22,000	74,448
Sesoda Corp.	13,064	16,303
Shan-Loong Transportation Company, Ltd. (A)	23,000	24,128
Sheng Yu Steel Company, Ltd.	22,000	18,036
ShenMao Technology, Inc.	8,000	13,364
Shih Wei Navigation Company, Ltd.	26,332	19,437
Shihlin Electric & Engineering Corp.	21,000	101,160
Shin Kong Financial Holding Company, Ltd. (A)	870,344	249,287
Shin Zu Shing Company, Ltd.	8,000	23,276
Shining Building Business Company, Ltd. (A)	55,118	19,564
Shinkong Insurance Company, Ltd.	27,000	45,149
Shinkong Synthetic Fibers Corp.	132,239	73,174
Shuttle, Inc. (A)	25,000	11,843
Sigurd Microelectronics Corp.	47,773	85,068

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Simplo Technology Company, Ltd.	8,000	$84,614
Sincere Navigation Corp.	24,000	15,562
Sinher Technology, Inc.	8,000	9,591
Sinon Corp.	25,650	29,437
SinoPac Financial Holdings Company, Ltd.	706,335	394,151
Sinyi Realty, Inc.	13,000	11,977
Sirtec International Company, Ltd.	23,800	24,248
Siward Crystal Technology Company, Ltd.	20,000	22,929
Soft-World International Corp.	4,000	12,991
Solar Applied Materials Technology Corp.	11,000	13,598
Sports Gear Company, Ltd.	8,000	17,522
St. Shine Optical Company, Ltd.	4,000	29,832
Sunonwealth Electric Machine Industry Company, Ltd.	18,000	53,882
Sunplus Technology Company, Ltd.	33,000	30,560
Sunrex Technology Corp.	11,678	16,406
Supreme Electronics Company, Ltd.	13,268	20,665
Syncmold Enterprise Corp.	6,000	11,596
Synnex Technology International Corp.	87,000	162,266
T3EX Global Holdings Corp.	3,000	6,851
TA Chen Stainless Pipe	100,483	153,163
TA-I Technology Company, Ltd.	8,000	12,733
Taichung Commercial Bank Company, Ltd.	211,982	103,547
TaiDoc Technology Corp.	4,000	23,923
Taiflex Scientific Company, Ltd.	24,100	33,881
Tainan Spinning Company, Ltd.	135,638	71,979
Taishin Financial Holding Company, Ltd.	748,047	455,354
Taita Chemical Company, Ltd.	27,818	18,082
TAI-TECH Advanced Electronics Company, Ltd.	5,000	15,716
Taiwan Business Bank	413,545	189,555
Taiwan Cement Corp.	363,325	444,683
Taiwan Chinsan Electronic Industrial Company, Ltd.	14,852	17,684
Taiwan Cooperative Financial Holding Company, Ltd.	462,307	417,149
Taiwan Fertilizer Company, Ltd.	52,000	101,168
Taiwan Fire & Marine Insurance Company, Ltd. (A)	41,000	30,240
Taiwan FU Hsing Industrial Company, Ltd.	21,000	28,851
Taiwan Glass Industry Corp. (A)	80,319	49,850
Taiwan Hon Chuan Enterprise Company, Ltd.	29,000	98,431
Taiwan Kolin Company, Ltd. (A)(C)	327,000	0
Taiwan Navigation Company, Ltd.	19,000	18,678
Taiwan Paiho, Ltd.	14,000	24,496
Taiwan PCB Techvest Company, Ltd.	36,000	45,642
Taiwan Shin Kong Security Company, Ltd.	8,000	10,624
Taiwan Styrene Monomer	38,000	20,249
Taiwan Surface Mounting Technology Corp.	26,225	84,926
Taiwan Union Technology Corp.	14,000	34,038
Taiyen Biotech Company, Ltd.	26,137	29,311
Tatung Company, Ltd. (A)	94,000	164,125
TBI Motion Technology Company, Ltd.	12,000	15,473
TCI Company, Ltd.	3,000	17,129
Teco Electric & Machinery Company, Ltd.	109,000	187,026
Test Research, Inc.	13,000	25,253
The Ambassador Hotel	29,000	49,193
The Shanghai Commercial & Savings Bank, Ltd.	169,823	247,781
Thinking Electronic Industrial Company, Ltd.	4,000	21,276
Thye Ming Industrial Company, Ltd.	24,800	36,419
Ton Yi Industrial Corp.	97,000	61,718
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Tong Hsing Electronic Industries, Ltd.	10,200	$60,198
Tong Yang Industry Company, Ltd.	40,627	68,913
Tong-Tai Machine & Tool Company, Ltd.	26,588	16,499
TOPBI International Holdings, Ltd. (A)	8,077	3,108
Topkey Corp.	6,000	37,279
Topoint Technology Company, Ltd.	29,190	28,406
TPK Holding Company, Ltd.	41,000	58,505
Transcend Information, Inc.	9,000	22,681
Tripod Technology Corp.	20,000	79,377
Tsann Kuen Enterprise Company, Ltd.	4,911	6,946
TSRC Corp.	50,000	41,346
Tung Ho Steel Enterprise Corp.	61,640	117,938
TURVO International Company, Ltd.	4,000	14,157
TXC Corp.	27,000	81,502
TYC Brother Industrial Company, Ltd.	15,511	18,570
Tycoons Group Enterprise (A)	38,000	11,856
Tyntek Corp.	36,000	21,258
U-Ming Marine Transport Corp.	38,000	57,952
Union Bank of Taiwan	147,539	78,079
Unitech Printed Circuit Board Corp.	78,985	45,066
United Microelectronics Corp.	790,794	1,242,505
Universal Cement Corp.	27,483	27,139
UPC Technology Corp.	89,751	42,898
USI Corp.	80,996	60,205
Wafer Works Corp.	25,000	38,190
Wah Lee Industrial Corp.	20,520	54,732
Walsin Lihwa Corp.	156,589	206,942
Walsin Technology Corp.	25,000	76,833
Walton Advanced Engineering, Inc.	39,584	18,300
Wan Hai Lines, Ltd.	58,800	111,955
Wei Chuan Foods Corp.	33,000	21,531
Weikeng Industrial Company, Ltd.	25,000	26,886
Well Shin Technology Company, Ltd.	15,000	26,962
Winbond Electronics Corp. (A)	316,793	280,200
Wintek Corp. (A)(C)	543,000	0
Wisdom Marine Lines Company, Ltd.	36,343	57,102
Wistron Corp.	264,291	771,139
Wistron NeWeb Corp.	12,000	36,865
WPG Holdings, Ltd.	149,400	262,867
WT Microelectronics Company, Ltd. (A)	45,174	98,781
Xxentria Technology Materials Corp.	8,800	19,682
Yageo Corp.	18,946	300,151
Yang Ming Marine Transport Corp.	152,000	308,687
YC INOX Company, Ltd.	40,104	37,913
Yea Shin International Development Company, Ltd.	22,761	18,906
Yem Chio Company, Ltd.	42,717	21,707
Yeong Guan Energy Technology Group Company, Ltd.	13,553	31,263
YFY, Inc.	117,202	140,459
Yieh Phui Enterprise Company, Ltd.	72,343	36,555
Youngtek Electronics Corp.	17,000	36,338
Yuanta Financial Holding Company, Ltd.	708,532	526,948
Yulon Motor Company, Ltd.	59,632	158,538
YungShin Global Holding Corp.	8,000	11,209
Zeng Hsing Industrial Company, Ltd.	4,297	15,399
Zenitron Corp.	28,000	31,167
Zhen Ding Technology Holding, Ltd.	44,000	148,787
Zig Sheng Industrial Company, Ltd.	38,908	13,273
ZongTai Real Estate Development Company, Ltd. (A)	17,000	23,666
Zyxel Group Corp.	30,540	45,724
		36,741,449
Thailand - 2.0%
AAPICO Hitech PCL	35,352	34,773

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
AP Thailand PCL	223,670	$72,610
Bangchak Corp. PCL	91,600	94,514
Bangkok Bank PCL	43,000	193,725
Bangkok Bank PCL, NVDR	14,500	65,326
Bangkok Insurance PCL	3,050	26,154
Bangkok Land PCL	1,059,200	24,517
Bangkok Life Assurance PCL, NVDR	18,200	12,632
Bangkok Ranch PCL (A)	92,300	7,243
Banpu PCL	535,067	133,823
Berli Jucker PCL	86,900	85,353
Cal-Comp Electronics Thailand PCL	145,292	7,885
Charoen Pokphand Foods PCL	377,100	209,667
Esso Thailand PCL	83,900	20,860
GFPT PCL	43,900	15,873
Indorama Ventures PCL	130,000	125,849
IRPC PCL	943,100	60,753
Italian-Thai Development PCL (A)	477,400	17,934
Kasikornbank PCL, NVDR	28,200	103,216
Khon Kaen Sugar Industry PCL	192,600	16,856
Kiatnakin Phatra Bank PCL	19,400	32,753
Krung Thai Bank PCL	207,700	113,830
LPN Development PCL	52,900	6,095
Millcon Steel PCL (A)	167,887	1,990
Polyplex Thailand PCL	14,000	5,456
Precious Shipping PCL	66,500	17,485
Pruksa Holding PCL	78,800	28,036
PTT Exploration & Production PCL	86,800	367,786
PTT Global Chemical PCL	115,500	121,641
PTT PCL	861,000	814,965
Quality Houses PCL	377,100	23,426
Regional Container Lines PCL	30,000	20,108
Rojana Industrial Park PCL	113,100	18,218
Saha-Union PCL	16,100	13,170
Sansiri PCL	1,026,866	55,688
SC Asset Corp. PCL	238,196	29,317
SCB X PCL	42,400	127,662
Siam City Cement PCL	4,900	19,289
Siamgas & Petrochemicals PCL	78,400	18,701
Sino-Thai Engineering & Construction PCL	30,500	7,585
Somboon Advance Technology PCL	51,300	27,418
SPCG PCL	58,900	21,102
Sri Trang Agro-Industry PCL	84,800	40,700
Srithai Superware PCL	283,000	9,524
Star Petroleum Refining PCL	100,000	22,763
STP & I PCL (A)	21,600	2,037
Supalai PCL	123,100	70,178
Super Energy Corp. PCL (A)	743,000	10,908
Syntec Construction PCL (A)	156,500	6,622
Thai Oil PCL	92,873	116,203
Thai Stanley Electric PCL	700	4,266
Thai Union Group PCL	225,600	82,133
Thanachart Capital PCL	37,300	52,403
The Lanna Resources PCL	44,200	18,455
The Siam Cement PCL	33,600	305,496
Thitikorn PCL	100	20
Thoresen Thai Agencies PCL	75,500	13,963
TMBThanachart Bank PCL	1,347,695	59,010
TPI Polene PCL	559,900	23,240
TPI Polene Power PCL	283,200	26,520
True Corp. PCL	406,502	75,340
		4,161,065
Turkey - 0.7%
Akbank TAS	273,631	212,652
Anadolu Efes Biracilik Ve Malt Sanayii AS	14,921	37,969
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
Dogan Sirketler Grubu Holding AS	52,374	$19,908
Eczacibasi Yatirim Holding Ortakligi AS	1	3
Enka Insaat ve Sanayi AS	76,018	86,119
Eregli Demir ve Celik Fabrikalari TAS (A)	76,335	108,350
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(C)	54,846	199
Gozde Girisim Sermayesi Yatirim Ortakligi AS (A)	28,775	15,490
GSD Holding AS	173,611	21,627
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	14,485	11,360
KOC Holding AS	34,979	140,075
Sekerbank Turk AS	178,589	18,106
TAV Havalimanlari Holding AS (A)	11,684	42,061
Turk Hava Yollari AO (A)	43,966	327,499
Turkiye Halk Bankasi AS (A)	56,201	26,856
Turkiye Is Bankasi AS, Class C	209,300	112,730
Turkiye Sinai Kalkinma Bankasi AS (A)	141,027	24,396
Turkiye Sise ve Cam Fabrikalari AS	55,383	94,817
Turkiye Vakiflar Bankasi TAO, Class D (A)	91,535	34,848
Uzel Makina Sanayii AS (A)(C)	22,930	0
Vestel Elektronik Sanayi ve Ticaret AS (A)	6,172	13,564
Yapi ve Kredi Bankasi AS	254,969	127,399
		1,476,028
United Arab Emirates - 1.3%
Abu Dhabi Commercial Bank PJSC	203,266	449,072
Agthia Group PJSC	33,488	45,339
Aldar Properties PJSC	274,565	384,002
Amanat Holdings PJSC	77,820	21,382
Amlak Finance PJSC (A)	70,121	15,656
Dana Gas PJSC	313,959	73,705
Deyaar Development PJSC (A)	187,028	34,413
Dubai Investments PJSC	195,034	123,987
Emaar Development PJSC	95,957	151,469
Emaar Properties PJSC	396,071	696,184
Emirates NBD Bank PJSC	147,237	599,362
Eshraq Investments PJSC (A)	138,023	21,111
Islamic Arab Insurance Company (A)	45,511	8,708
Multiply Group PJSC (A)	14,256	12,355
RAK Properties PJSC (A)	77,735	18,808
Ras Al Khaimah Ceramics	24,868	18,145
SHUAA Capital PSC (A)	76,875	7,978
		2,681,676
United States - 0.0%
Nexteer Automotive Group, Ltd.	95,000	49,788
TOTAL COMMON STOCKS (Cost $217,460,705)		$204,710,302
PREFERRED SECURITIES - 2.3%
Brazil - 2.2%
Banco ABC Brasil SA	9,841	39,194
Banco Bradesco SA	249,976	858,800
Banco do Estado do Rio Grande do Sul SA, B Shares	22,600	70,799
Banco Pan SA	12,745	24,355
Eucatex SA Industria e Comercio	4,200	9,868
Gerdau SA	86,494	452,864
Marcopolo SA	55,200	60,063
Petroleo Brasileiro SA	486,306	2,999,168
Randon SA Implementos e Participacoes	21,673	55,084
Usinas Siderurgicas de Minas Gerais SA, A Shares	57,310	84,621
		4,654,816

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Colombia - 0.1%
Grupo Argos SA	23,975	$34,539
Grupo de Inversiones Suramericana SA	9,424	29,254
		63,793
India - 0.0%
Sundaram-Clayton, Ltd. (A)(C)	51,504	6,278
Philippines - 0.0%
Cebu Air, Inc., 6.000%	15,189	9,883
TOTAL PREFERRED SECURITIES (Cost $4,570,738)		$4,734,770
RIGHTS - 0.0%
China Zheshang Bank Company, Ltd. (Expiration Date: 7-20-23; Strike Price: HKD 2.23) (A)	12,600	547
Yea Shin International Development Company, Ltd. (Expiration Date: 7-12-23; Strike Price: TWD 24.00) (A)	2,141	127
TOTAL RIGHTS (Cost $0)		$674
WARRANTS - 0.0%
Kiatnakin Phatra Bank PCL (Expiration Date: 3-17-26; Strike Price: THB 70.00) (A)	1,617	146
Millcon Steel PCL (Expiration Date: 12-31-24; Strike Price: THB 1.50) (A)	41,971	24
TOTAL WARRANTS (Cost $0)		$170
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 5.1773% (E)(F)	23,246	232,338
TOTAL SHORT-TERM INVESTMENTS (Cost $232,350)		$232,338
Total Investments (Emerging Markets Value Trust) (Cost $222,263,793) - 98.7%		$209,678,254
Other assets and liabilities, net - 1.3%		2,855,847
TOTAL NET ASSETS - 100.0%		$212,534,101
Emerging Markets Value Trust (continued)
Currency Abbreviations
HKD	Hong Kong Dollar
THB	Thai Bhat
TWD	New Taiwan Dollar
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	All or a portion of this security is on loan as of 6-30-23.
(E)	The rate shown is the annualized seven-day yield as of 6-30-23.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI Emerging Markets Index Futures	29	Long	Sep 2023	$1,456,010	$1,446,375	$(9,635)
						$(9,635)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Equity Income Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.0%
Communication services – 4.6%
Diversified telecommunication services – 0.8%
AT&T, Inc.	120,337	$1,919,375
The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Verizon Communications, Inc.	247,449	$9,202,628
		11,122,003
Entertainment – 1.2%
The Walt Disney Company (A)	182,639	16,306,010
Interactive media and services – 0.3%
Meta Platforms, Inc., Class A (A)	12,272	3,521,819
Media – 2.3%
Comcast Corp., Class A	152,518	6,337,123
News Corp., Class A	1,183,045	23,069,378
News Corp., Class B	124,182	2,448,869
Paramount Global, Class B (B)	43,400	690,494
		32,545,864
		63,495,696
Consumer discretionary – 3.2%
Broadline retail – 0.5%
Kohl's Corp.	264,556	6,098,016
Hotels, restaurants and leisure – 1.0%
Las Vegas Sands Corp. (A)	243,083	14,098,814
Leisure products – 0.7%
Mattel, Inc. (A)	519,186	10,144,894
Specialty retail – 1.0%
Best Buy Company, Inc.	78,278	6,414,882
The TJX Companies, Inc.	94,292	7,995,019
		14,409,901
		44,751,625
Consumer staples – 7.7%
Beverages – 0.6%
Constellation Brands, Inc., Class A	34,369	8,459,242
Consumer staples distribution and retail – 1.2%
Target Corp.	13,900	1,833,410
Walmart, Inc.	91,528	14,386,371
		16,219,781
Food products – 2.3%
Conagra Brands, Inc.	542,312	18,286,761
Mondelez International, Inc., Class A	26,265	1,915,769
Tyson Foods, Inc., Class A	221,206	11,290,354
		31,492,884
Household products – 1.6%
Colgate-Palmolive Company	84,400	6,502,176
Kimberly-Clark Corp.	119,113	16,444,741
		22,946,917
Personal care products – 0.2%
Kenvue, Inc. (A)	106,400	2,811,088
Tobacco – 1.8%
Philip Morris International, Inc.	256,512	25,040,701
		106,970,613
Energy – 8.1%
Oil, gas and consumable fuels – 8.1%
Chevron Corp.	29,027	4,567,398
Enbridge, Inc.	91,000	3,380,650
EOG Resources, Inc.	107,331	12,282,960
EQT Corp.	74,500	3,064,185
Exxon Mobil Corp.	189,920	20,368,920
Hess Corp.	88,681	12,056,182
Suncor Energy, Inc.	61,500	1,803,180
TC Energy Corp. (B)	297,371	12,016,762
The Williams Companies, Inc.	125,400	4,091,802
TotalEnergies SE	537,552	30,857,970
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
TotalEnergies SE, ADR	134,378	$7,745,548
		112,235,557
Financials – 20.7%
Banks – 7.9%
Bank of America Corp.	228,486	6,555,263
Citigroup, Inc.	135,284	6,228,475
Fifth Third Bancorp	548,409	14,373,800
Huntington Bancshares, Inc.	1,177,240	12,690,647
JPMorgan Chase & Co.	93,325	13,573,188
The PNC Financial Services Group, Inc.	21,306	2,683,491
U.S. Bancorp	390,178	12,891,481
Wells Fargo & Company	949,254	40,514,158
		109,510,503
Capital markets – 2.4%
Franklin Resources, Inc.	50,305	1,343,647
Morgan Stanley	106,045	9,056,243
Raymond James Financial, Inc.	40,146	4,165,950
State Street Corp.	45,421	3,323,909
The Carlyle Group, Inc.	149,100	4,763,745
The Charles Schwab Corp.	117,315	6,649,414
The Goldman Sachs Group, Inc.	13,135	4,236,563
		33,539,471
Financial services – 3.0%
Apollo Global Management, Inc.	47,800	3,671,518
Equitable Holdings, Inc.	803,310	21,817,900
Fiserv, Inc. (A)	128,544	16,215,826
		41,705,244
Insurance – 7.4%
American International Group, Inc.	548,101	31,537,732
Chubb, Ltd.	137,046	26,389,578
Loews Corp.	229,446	13,624,503
MetLife, Inc.	323,031	18,260,942
The Hartford Financial Services Group, Inc.	184,984	13,322,548
		103,135,303
		287,890,521
Health care – 17.4%
Biotechnology – 1.3%
AbbVie, Inc.	95,009	12,800,563
Biogen, Inc. (A)	16,294	4,641,346
		17,441,909
Health care equipment and supplies – 5.1%
Becton, Dickinson and Company	113,379	29,933,190
GE HealthCare Technologies, Inc.	107,750	8,753,610
Medtronic PLC	158,588	13,971,603
Zimmer Biomet Holdings, Inc.	128,053	18,644,517
		71,302,920
Health care providers and services – 4.9%
Cardinal Health, Inc.	53,071	5,018,924
Centene Corp. (A)	45,429	3,064,186
CVS Health Corp.	211,176	14,598,597
Elevance Health, Inc.	69,076	30,689,776
Humana, Inc.	2,100	938,973
The Cigna Group	50,443	14,154,306
		68,464,762
Pharmaceuticals – 6.1%
AstraZeneca PLC, ADR	120,427	8,618,960
Johnson & Johnson	174,932	28,954,745
Merck & Company, Inc.	116,921	13,491,514
Pfizer, Inc.	380,032	13,939,574
Sanofi	92,123	9,917,571

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Sanofi, ADR	27,094	$1,460,367
Viatris, Inc.	813,168	8,115,417
		84,498,148
		241,707,739
Industrials – 11.8%
Aerospace and defense – 2.9%
L3Harris Technologies, Inc.	119,721	23,437,780
The Boeing Company (A)	81,134	17,132,255
		40,570,035
Air freight and logistics – 1.4%
United Parcel Service, Inc., Class B	108,643	19,474,258
Commercial services and supplies – 0.5%
Stericycle, Inc. (A)	159,749	7,418,744
Ground transportation – 0.7%
Norfolk Southern Corp.	14,800	3,356,048
Union Pacific Corp.	31,200	6,384,144
		9,740,192
Industrial conglomerates – 3.7%
3M Company	27,500	2,752,475
General Electric Company	307,463	33,774,811
Siemens AG, ADR	182,637	15,233,752
		51,761,038
Machinery – 1.6%
Cummins, Inc.	17,595	4,313,590
Flowserve Corp.	34,687	1,288,622
Stanley Black & Decker, Inc.	168,865	15,824,339
		21,426,551
Passenger airlines – 1.0%
Southwest Airlines Company	360,833	13,065,763
		163,456,581
Information technology – 8.0%
Communications equipment – 0.2%
Cisco Systems, Inc.	58,169	3,009,664
Electronic equipment, instruments and components – 0.4%
TE Connectivity, Ltd.	40,153	5,627,844
IT services – 0.5%
Accenture PLC, Class A	22,100	6,819,618
Semiconductors and semiconductor equipment – 4.4%
Applied Materials, Inc.	102,930	14,877,502
Qualcomm, Inc.	277,943	33,086,335
Texas Instruments, Inc.	68,455	12,323,269
		60,287,106
Software – 1.8%
Microsoft Corp.	71,452	24,332,264
Technology hardware, storage and peripherals – 0.7%
Samsung Electronics Company, Ltd.	186,084	10,246,387
		110,322,883
Materials – 3.5%
Chemicals – 2.4%
CF Industries Holdings, Inc.	326,840	22,689,233
DuPont de Nemours, Inc.	13,952	996,731
International Flavors & Fragrances, Inc.	68,828	5,478,021
RPM International, Inc.	43,700	3,921,201
		33,085,186
Containers and packaging – 1.1%
International Paper Company	502,773	15,993,209
		49,078,395
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate – 4.2%
Health care REITs – 0.1%
Welltower, Inc.	26,273	$2,125,223
Office REITs – 0.1%
Vornado Realty Trust	42,393	769,009
Residential REITs – 1.5%
Equity Residential	313,032	20,650,721
Specialized REITs – 2.5%
Rayonier, Inc.	344,161	10,806,655
Weyerhaeuser Company	702,567	23,543,020
		34,349,675
		57,894,628
Utilities – 6.8%
Electric utilities – 3.6%
NextEra Energy, Inc.	60,937	4,521,525
PG&E Corp. (A)	114,800	1,983,744
The Southern Company	613,278	43,082,780
		49,588,049
Multi-utilities – 3.2%
Ameren Corp.	97,513	7,963,887
Dominion Energy, Inc.	381,609	19,763,530
NiSource, Inc.	115,449	3,157,530
Sempra Energy	96,319	14,023,083
		44,908,030
		94,496,079
TOTAL COMMON STOCKS (Cost $1,097,457,609)		$1,332,300,317
PREFERRED SECURITIES – 2.4%
Consumer discretionary – 1.9%
Automobiles – 1.9%
Dr. Ing. h.c. F. Porsche AG (C)	91,958	11,423,821
Volkswagen AG, ADR	1,113,317	14,929,581
		26,353,402
Utilities – 0.5%
Electric utilities – 0.2%
NextEra Energy, Inc., 6.926%	56,812	2,573,015
Multi-utilities – 0.3%
NiSource, Inc., 7.750% (B)	41,667	4,239,617
		6,812,632
TOTAL PREFERRED SECURITIES (Cost $32,168,014)		$33,166,034
SHORT-TERM INVESTMENTS – 1.6%
Short-term funds – 1.6%
John Hancock Collateral Trust, 5.1773% (D)(E)	181,460	1,813,652
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.0063% (D)	2,248,450	2,248,450
T. Rowe Price Government Reserve Fund, 5.1068% (D)	17,939,902	17,939,902
TOTAL SHORT-TERM INVESTMENTS (Cost $22,002,024)		$22,002,004
Total Investments (Equity Income Trust) (Cost $1,151,627,647) – 100.0%		$1,387,468,355
Other assets and liabilities, net – 0.0%		276,511
TOTAL NET ASSETS – 100.0%		$1,387,744,866
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-23.

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 6-30-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Financial Industries Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.2%
Financials – 93.5%
Banks – 47.3%
1st Source Corp.	21,215	$889,545
American Business Bank (A)	27,647	746,469
Atlantic Union Bankshares Corp.	39,153	1,016,020
Bank of America Corp.	85,222	2,445,019
Bank of Marin Bancorp	34,832	615,481
BayCom Corp.	27,880	465,038
BNP Paribas SA	36,419	2,298,256
Business First Bancshares, Inc.	32,931	496,270
California BanCorp (A)	27,567	413,505
Cambridge Bancorp	20,031	1,087,884
Citigroup, Inc.	23,905	1,100,586
Citizens Community Bancorp, Inc.	17,480	154,698
Citizens Financial Group, Inc.	64,502	1,682,212
Coastal Financial Corp. (A)	27,621	1,039,931
Comerica, Inc.	39,734	1,683,132
East West Bancorp, Inc.	43,562	2,299,638
Enterprise Bancorp, Inc.	13,298	384,844
ESSA Bancorp, Inc.	17,566	262,612
Evans Bancorp, Inc.	16,400	408,852
Fifth Third Bancorp	124,799	3,270,982
First Horizon Corp.	77,805	876,862
First Merchants Corp.	39,894	1,126,208
German American Bancorp, Inc.	17,755	482,581
HBT Financial, Inc.	43,717	806,141
Independent Bank Corp. (Massachusetts)	20,548	914,591
ING Groep NV	168,238	2,268,116
JPMorgan Chase & Co.	18,459	2,684,677
Landmark Bancorp, Inc.	13,402	292,164
M&T Bank Corp.	13,420	1,660,859
New York Community Bancorp, Inc.	44,817	503,743
Nicolet Bankshares, Inc.	18,576	1,261,496
Popular, Inc.	27,673	1,674,770
Premier Financial Corp.	37,350	598,347
Regions Financial Corp.	191,287	3,408,734
Stock Yards Bancorp, Inc.	26,036	1,181,253
Sumitomo Mitsui Financial Group, Inc.	61,300	2,627,282
The First Bancshares, Inc.	18,748	484,448
Timberland Bancorp, Inc.	9,366	239,582
TriCo Bancshares	39,093	1,297,888
U.S. Bancorp	66,584	2,199,935
Wells Fargo & Company	81,390	3,473,725
Westamerica BanCorp	7,721	295,714
		53,120,090
Capital markets – 21.2%
AllianceBernstein Holding LP	43,655	1,403,945
Ameriprise Financial, Inc.	11,032	3,664,389
Ares Management Corp., Class A	28,964	2,790,681
Brookfield Asset Management, Ltd., Class A	19,024	620,753
Brookfield Corp.	43,338	1,458,324
Federated Hermes, Inc.	34,647	1,242,095
KKR & Company, Inc.	27,002	1,512,112
Financial Industries Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Morgan Stanley	36,948	$3,155,359
Onex Corp.	25,461	1,406,289
S&P Global, Inc.	6,868	2,753,313
The Charles Schwab Corp.	43,164	2,446,536
Tradeweb Markets, Inc., Class A	20,465	1,401,443
		23,855,239
Consumer finance – 1.3%
American Express Company	8,231	1,433,840
Financial services – 3.4%
Berkshire Hathaway, Inc., Class B (A)	4,094	1,396,054
Visa, Inc., Class A	10,159	2,412,559
		3,808,613
Insurance – 20.3%
Arch Capital Group, Ltd. (A)	38,246	2,862,713
Arthur J. Gallagher & Company	9,333	2,049,247
Chubb, Ltd.	4,323	832,437
James River Group Holdings, Ltd.	68,546	1,251,650
Markel Group, Inc. (A)	2,780	3,845,245
Reinsurance Group of America, Inc.	15,168	2,103,650
RenaissanceRe Holdings, Ltd.	9,686	1,806,633
Skyward Specialty Insurance Group, Inc. (A)	51,712	1,313,485
Swiss Re AG	11,551	1,163,911
The Allstate Corp.	10,538	1,149,064
The Travelers Companies, Inc.	10,577	1,836,802
Unum Group	55,169	2,631,561
		22,846,398
		105,064,180
Real estate – 2.7%
Industrial REITs – 2.6%
Prologis, Inc.	14,073	1,725,772
Rexford Industrial Realty, Inc.	23,283	1,215,838
		2,941,610
Specialized REITs – 0.1%
Digital Realty Trust, Inc.	1,092	124,346
		3,065,956
TOTAL COMMON STOCKS (Cost $113,091,279)		$108,130,136
CONVERTIBLE BONDS - 0.6%
Financials - 0.6%
Redwood Trust, Inc. 7.750%, 06/15/2027	$745,000	626,731
TOTAL CONVERTIBLE BONDS (Cost $667,099)		$626,731
CORPORATE BONDS - 0.4%
Financials - 0.4%
BNP Paribas SA 7.750%, (7.750% to 8-16-29, then 5 Year CMT + 4.899%), 08/16/2029 (B)(C)	508,000	491,693
TOTAL CORPORATE BONDS (Cost $475,067)		$491,693
SHORT-TERM INVESTMENTS – 2.3%
Short-term funds – 2.3%
John Hancock Collateral Trust, 5.1773% (D)(E)	259,281	2,591,461
TOTAL SHORT-TERM INVESTMENTS (Cost $2,591,592)		$2,591,461
Total Investments (Financial Industries Trust) (Cost $116,825,037) – 99.5%		$111,840,021
Other assets and liabilities, net – 0.5%		560,050
TOTAL NET ASSETS – 100.0%		$112,400,071

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	The rate shown is the annualized seven-day yield as of 6-30-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Fundamental All Cap Core Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.6%
Communication services – 10.8%
Entertainment – 4.4%
Liberty Media Corp.-Liberty Formula One, Series C (A)	879,216	$66,187,380
Warner Brothers Discovery, Inc. (A)	2,225,617	27,909,237
		94,096,617
Interactive media and services – 6.4%
Alphabet, Inc., Class A (A)	970,461	116,164,182
CarGurus, Inc. (A)	1,009,579	22,846,773
		139,010,955
		233,107,572
Consumer discretionary – 21.6%
Broadline retail – 7.5%
Amazon.com, Inc. (A)	1,235,425	161,050,002
Household durables – 5.6%
Lennar Corp., A Shares	728,742	91,318,660
NVR, Inc. (A)	4,653	29,549,435
		120,868,095
Leisure products – 2.4%
Polaris, Inc.	430,239	52,028,802
Specialty retail – 4.1%
Dufry AG (A)	758,534	34,598,211
Group 1 Automotive, Inc.	211,352	54,549,951
		89,148,162
Textiles, apparel and luxury goods – 2.0%
Canada Goose Holdings, Inc. (A)	1,570,807	27,960,365
Salvatore Ferragamo SpA	945,747	15,573,336
		43,533,701
		466,628,762
Consumer staples – 5.2%
Beverages – 2.0%
Anheuser-Busch InBev SA/NV, ADR	749,756	42,526,160
Consumer staples distribution and retail – 1.2%
Walmart, Inc.	168,658	26,509,664
Food products – 0.8%
The Hain Celestial Group, Inc. (A)	1,345,520	16,832,455
Personal care products – 1.2%
BellRing Brands, Inc. (A)	687,428	25,159,865
		111,028,144
Energy – 4.4%
Oil, gas and consumable fuels – 4.4%
Cheniere Energy, Inc.	419,632	63,935,132
Suncor Energy, Inc.	1,084,617	31,800,970
		95,736,102
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials – 15.6%
Banks – 3.2%
First Hawaiian, Inc.	3,868,945	$69,679,699
Capital markets – 12.4%
KKR & Company, Inc.	1,420,873	79,568,888
Morgan Stanley	815,099	69,609,455
S&P Global, Inc.	113,607	45,543,910
The Goldman Sachs Group, Inc.	221,679	71,500,345
		266,222,598
		335,902,297
Health care – 5.5%
Biotechnology – 1.7%
Alnylam Pharmaceuticals, Inc. (A)	66,386	12,609,357
Moderna, Inc. (A)	196,326	23,853,609
		36,462,966
Health care equipment and supplies – 0.7%
Hologic, Inc. (A)	194,511	15,749,556
Health care providers and services – 1.8%
Elevance Health, Inc.	87,481	38,866,933
Life sciences tools and services – 0.8%
Thermo Fisher Scientific, Inc.	33,187	17,315,317
Pharmaceuticals – 0.5%
Elanco Animal Health, Inc. (A)	1,038,264	10,444,936
		118,839,708
Industrials – 4.9%
Electrical equipment – 1.4%
Regal Rexnord Corp.	122,671	18,879,067
Sensata Technologies Holding PLC	238,291	10,720,712
		29,599,779
Machinery – 1.5%
Parker-Hannifin Corp.	85,904	33,505,996
Trading companies and distributors – 2.0%
United Rentals, Inc.	97,826	43,568,766
		106,674,541
Information technology – 26.0%
Electronic equipment, instruments and components – 0.9%
CDW Corp.	102,464	18,802,144
Semiconductors and semiconductor equipment – 7.1%
Analog Devices, Inc.	394,181	76,790,401
NVIDIA Corp.	182,276	77,106,394
		153,896,795
Software – 13.4%
Autodesk, Inc. (A)	150,927	30,881,173
Microsoft Corp.	75,181	25,602,138
Oracle Corp.	372,834	44,400,801
Roper Technologies, Inc.	73,961	35,560,449
Salesforce, Inc. (A)	397,578	83,992,328
Workday, Inc., Class A (A)	303,905	68,649,100
		289,085,989
Technology hardware, storage and peripherals – 4.6%
Apple, Inc.	509,884	98,902,199
		560,687,127
Materials – 1.3%
Chemicals – 1.3%
Axalta Coating Systems, Ltd. (A)	867,475	28,461,855
Real estate – 4.3%
Real estate management and development – 0.3%
Five Point Holdings LLC, Class A (A)	2,415,981	6,982,185
Specialized REITs – 4.0%
American Tower Corp.	103,452	20,063,481

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialized REITs (continued)
Crown Castle, Inc.	575,024	$65,518,235
		85,581,716
		92,563,901
TOTAL COMMON STOCKS (Cost $1,486,987,937)		$2,149,630,009
SHORT-TERM INVESTMENTS – 1.1%
Short-term funds – 1.1%
John Hancock Collateral Trust, 5.1773% (B)(C)	2,359,067	23,578,406
TOTAL SHORT-TERM INVESTMENTS (Cost $23,580,470)		$23,578,406
Total Investments (Fundamental All Cap Core Trust) (Cost $1,510,568,407) – 100.7%		$2,173,208,415
Other assets and liabilities, net – (0.7%)		(15,815,016)
TOTAL NET ASSETS – 100.0%		$2,157,393,399
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-23.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Fundamental Large Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.4%
Communication services – 8.6%
Interactive media and services – 4.0%
Alphabet, Inc., Class A (A)	156,690	$18,755,793
Meta Platforms, Inc., Class A (A)	39,265	11,268,270
		30,024,063
Media – 4.6%
Charter Communications, Inc., Class A (A)	18,020	6,620,007
Comcast Corp., Class A	674,965	28,044,796
		34,664,803
		64,688,866
Consumer discretionary – 8.4%
Broadline retail – 1.7%
eBay, Inc.	285,688	12,767,397
Household durables – 4.4%
Lennar Corp., A Shares	263,321	32,996,755
Specialty retail – 2.3%
CarMax, Inc. (A)	110,897	9,282,079
Dufry AG (A)	178,831	8,156,830
		17,438,909
		63,203,061
Consumer staples – 7.6%
Beverages – 2.7%
Anheuser-Busch InBev SA/NV, ADR	215,540	12,225,429
Heineken Holding NV	95,873	8,343,065
		20,568,494
Consumer staples distribution and retail – 3.4%
Walmart, Inc.	164,542	25,862,712
Food products – 1.5%
Danone SA	184,413	11,301,465
		57,732,671
Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy – 6.3%
Oil, gas and consumable fuels – 6.3%
Cheniere Energy, Inc.	138,956	$21,171,336
Chevron Corp.	66,988	10,540,562
Kinder Morgan, Inc.	199,703	3,438,886
Suncor Energy, Inc.	435,914	12,780,998
		47,931,782
Financials – 18.0%
Banks – 7.4%
Bank of America Corp.	467,176	13,403,279
Citigroup, Inc.	289,849	13,344,648
JPMorgan Chase & Co.	105,905	15,402,823
Wells Fargo & Company	326,109	13,918,332
		56,069,082
Capital markets – 10.1%
KKR & Company, Inc.	486,089	27,220,984
Morgan Stanley	121,521	10,377,893
Nasdaq, Inc.	270,270	13,472,960
State Street Corp.	222,113	16,254,229
The Goldman Sachs Group, Inc.	27,447	8,852,755
		76,178,821
Consumer finance – 0.5%
American Express Company	20,890	3,639,038
		135,886,941
Health care – 13.0%
Biotechnology – 1.6%
Gilead Sciences, Inc.	89,153	6,871,022
Moderna, Inc. (A)	43,526	5,288,409
		12,159,431
Health care equipment and supplies – 0.9%
Hologic, Inc. (A)	81,458	6,595,654
Health care providers and services – 4.4%
Elevance Health, Inc.	75,438	33,516,349
Life sciences tools and services – 1.5%
Danaher Corp.	46,843	11,242,320
Pharmaceuticals – 4.6%
Elanco Animal Health, Inc. (A)	939,416	9,450,525
GSK PLC, ADR	289,796	10,328,329
Merck & Company, Inc.	50,127	5,784,155
Novartis AG, ADR	92,943	9,378,878
		34,941,887
		98,455,641
Industrials – 14.6%
Aerospace and defense – 3.9%
Airbus SE	67,136	9,706,642
L3Harris Technologies, Inc.	30,304	5,932,614
Raytheon Technologies Corp.	143,230	14,030,811
		29,670,067
Electrical equipment – 0.9%
Sensata Technologies Holding PLC	162,252	7,299,717
Machinery – 6.0%
Fortive Corp.	177,176	13,247,450
Parker-Hannifin Corp.	81,842	31,921,654
		45,169,104
Trading companies and distributors – 3.8%
United Rentals, Inc.	64,249	28,614,577
		110,753,465

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology – 15.3%
Electronic equipment, instruments and components – 1.9%
Vontier Corp.	442,154	$14,241,780
IT services – 1.1%
Cognizant Technology Solutions Corp., Class A	124,382	8,119,657
Semiconductors and semiconductor equipment – 2.9%
Analog Devices, Inc.	63,959	12,459,853
KLA Corp.	10,550	5,116,961
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	43,885	4,428,874
		22,005,688
Software – 8.3%
Microsoft Corp.	63,508	21,627,014
Oracle Corp.	347,772	41,416,167
		63,043,181
Technology hardware, storage and peripherals – 1.1%
Samsung Electronics Company, Ltd.	157,290	8,660,896
		116,071,202
Materials – 2.2%
Chemicals – 2.2%
Axalta Coating Systems, Ltd. (A)	290,592	9,534,324
LyondellBasell Industries NV, Class A	73,401	6,740,414
		16,274,738
Real estate – 2.4%
Specialized REITs – 2.4%
American Tower Corp.	38,711	7,507,611
Crown Castle, Inc.	95,795	10,914,882
		18,422,493
TOTAL COMMON STOCKS (Cost $558,776,951)		$729,420,860
ESCROW CERTIFICATES - 0.0%
Sino-Forest Corp. (A)(B)	$3,244,100	0
TOTAL ESCROW CERTIFICATES (Cost $3)		$0
SHORT-TERM INVESTMENTS – 3.8%
Short-term funds – 3.8%
John Hancock Collateral Trust, 5.1773% (C)(D)	2,921,102	29,195,835
TOTAL SHORT-TERM INVESTMENTS (Cost $29,196,770)		$29,195,835
Total Investments (Fundamental Large Cap Value Trust) (Cost $587,973,724) – 100.2%		$758,616,695
Other assets and liabilities, net – (0.2%)		(1,714,534)
TOTAL NET ASSETS – 100.0%		$756,902,161
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	The rate shown is the annualized seven-day yield as of 6-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Global Equity Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.2%
France - 15.4%
Air Liquide SA	20,148	$3,613,252
Global Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Capgemini SE	46,878	$8,876,022
Carrefour SA	241,965	4,585,424
Cie de Saint-Gobain	117,882	7,177,428
Cie Generale des Etablissements Michelin SCA	75,580	2,235,763
Sanofi	73,806	7,945,663
Thales SA	30,689	4,598,111
TotalEnergies SE	103,028	5,914,299
		44,945,962
Ireland - 4.6%
Accenture PLC, Class A	21,665	6,685,386
CRH PLC	120,728	6,677,998
		13,363,384
Japan - 9.2%
FANUC Corp.	143,355	5,032,570
Mitsubishi Estate Company, Ltd.	225,769	2,682,209
Sumitomo Mitsui Financial Group, Inc.	260,400	11,160,600
Sumitomo Mitsui Trust Holdings, Inc.	78,400	2,781,286
Tokyo Electric Power Company Holdings, Inc. (A)	1,435,000	5,263,325
		26,919,990
Netherlands - 6.2%
Heineken NV	38,248	3,933,305
ING Groep NV	627,272	8,456,650
Koninklijke Ahold Delhaize NV	84,562	2,882,982
Stellantis NV	163,240	2,869,896
		18,142,833
Spain - 1.4%
Amadeus IT Group SA (A)	52,400	3,990,290
Switzerland - 2.3%
Chubb, Ltd.	19,178	3,692,916
Roche Holding AG	9,508	2,904,409
		6,597,325
United Kingdom - 2.0%
Amcor PLC	141,316	1,410,334
Amcor PLC, CHESS Depositary Interest	156,691	1,555,102
Reckitt Benckiser Group PLC	37,288	2,802,231
		5,767,667
United States - 55.1%
Alphabet, Inc., Class A (A)	87,851	10,515,765
Apple, Inc.	52,047	10,095,557
Arthur J. Gallagher & Company	20,842	4,576,278
AutoZone, Inc. (A)	2,733	6,814,353
Bank of America Corp.	104,345	2,993,658
Cisco Systems, Inc.	113,900	5,893,186
ConocoPhillips	68,575	7,105,056
Corteva, Inc.	51,468	2,949,116
Darden Restaurants, Inc.	21,942	3,666,069
Electronic Arts, Inc.	33,591	4,356,753
Elevance Health, Inc.	12,738	5,659,366
FMC Corp.	52,658	5,494,336
Intercontinental Exchange, Inc.	42,719	4,830,665
Johnson & Johnson	17,435	2,885,841
Lowe's Companies, Inc.	23,597	5,325,843
McKesson Corp.	7,232	3,090,306
Microsoft Corp.	51,531	17,548,364
Oracle Corp.	68,206	8,122,653
Otis Worldwide Corp.	63,410	5,644,124
Philip Morris International, Inc.	90,233	8,808,545
T-Mobile US, Inc. (A)	33,939	4,714,127
UnitedHealth Group, Inc.	6,301	3,028,513
Vertex Pharmaceuticals, Inc. (A)	17,776	6,255,552
Visa, Inc., Class A	25,207	5,986,158

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Global Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Walmart, Inc.	29,303	$4,605,846
Waste Management, Inc.	30,566	5,300,756
Wells Fargo & Company	103,275	4,407,777
		160,674,563
TOTAL COMMON STOCKS (Cost $252,708,020)		$280,402,014
PREFERRED SECURITIES - 2.4%
South Korea - 2.4%
Samsung Electronics Company, Ltd.	158,212	7,179,551
TOTAL PREFERRED SECURITIES (Cost $8,225,898)		$7,179,551
ESCROW CERTIFICATES - 0.0%
Texas Competitive Electric Holdings Company LLC (A)(B)	$7,466,240	0
TOTAL ESCROW CERTIFICATES (Cost $0)		$0
SHORT-TERM INVESTMENTS - 1.2%
Short-term funds - 1.2%
Federated Government Obligations Fund, Institutional Class, 4.9086% (C)	3,485,204	3,485,204
TOTAL SHORT-TERM INVESTMENTS (Cost $3,485,204)		$3,485,204
Total Investments (Global Equity Trust) (Cost $264,419,122) - 99.8%		$291,066,769
Other assets and liabilities, net - 0.2%		463,640
TOTAL NET ASSETS - 100.0%		$291,530,409
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	The rate shown is the annualized seven-day yield as of 6-30-23.
Health Sciences Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.7%
Consumer discretionary – 0.1%
Specialty retail – 0.1%
Warby Parker, Inc., Class A (A)	13,835	$161,731
Health care – 98.6%
Biotechnology – 29.9%
Aadi Bioscience, Inc. (A)	5,700	38,988
AbbVie, Inc.	13,106	1,765,771
ACADIA Pharmaceuticals, Inc. (A)	37,638	901,430
ACELYRIN, Inc. (A)	12,033	251,490
ADC Therapeutics SA (A)	23,188	49,854
Agios Pharmaceuticals, Inc. (A)	7,785	220,471
Akero Therapeutics, Inc. (A)	13,773	643,061
Alector, Inc. (A)	11,904	71,543
Allakos, Inc. (A)	23,363	101,863
Allogene Therapeutics, Inc. (A)	38,754	192,607
Alnylam Pharmaceuticals, Inc. (A)	23,193	4,405,278
Ambrx Biopharma, Inc., ADR (A)	12,474	205,322
Apellis Pharmaceuticals, Inc. (A)	49,968	4,552,085
Arcellx, Inc. (A)	6,100	192,882
Arcus Biosciences, Inc. (A)	8,005	162,582
Ardelyx, Inc. (A)	35,200	119,328
Argenx SE, ADR (A)	12,713	4,954,637
Ascendis Pharma A/S, ADR (A)	13,432	1,198,806
Aura Biosciences, Inc. (A)	10,426	128,761
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Avidity Biosciences, Inc. (A)	34,720	$385,045
BeiGene, Ltd., ADR (A)	10,324	1,840,769
Bicycle Therapeutics PLC, ADR (A)	7,229	184,484
Biogen, Inc. (A)	4,251	1,210,897
Biohaven, Ltd. (A)	20,722	495,670
BioMarin Pharmaceutical, Inc. (A)	15,076	1,306,788
Biomea Fusion, Inc. (A)	1,300	28,535
Blueprint Medicines Corp. (A)	30,194	1,908,261
C4 Therapeutics, Inc. (A)	19,141	52,638
Celldex Therapeutics, Inc. (A)	7,922	268,793
Centessa Pharmaceuticals PLC, ADR (A)	18,009	111,476
Cerevel Therapeutics Holdings, Inc. (A)	34,922	1,110,170
Crinetics Pharmaceuticals, Inc. (A)	6,100	109,922
CRISPR Therapeutics AG (A)	5,351	300,405
CureVac NV (A)	38,697	403,223
Cytokinetics, Inc. (A)	9,236	301,278
Day One Biopharmaceuticals, Inc. (A)	12,941	154,516
Denali Therapeutics, Inc. (A)	20,963	618,618
Disc Medicine, Inc. (A)	1,102	48,929
Entrada Therapeutics, Inc. (A)	11,625	176,003
Exact Sciences Corp. (A)	26,741	2,510,980
Exelixis, Inc. (A)	41,868	800,097
Fate Therapeutics, Inc. (A)	21,179	100,812
Generation Bio Company (A)	37,692	207,306
Genmab A/S (A)	3,843	1,456,334
Gossamer Bio, Inc. (A)	18,700	22,440
Ideaya Biosciences, Inc. (A)	7,235	170,023
IGM Biosciences, Inc. (A)	12,995	119,944
Immatics NV (A)	12,569	145,046
Immuneering Corp., Class A (A)	29,676	300,915
Immunocore Holdings PLC, ADR (A)	29,785	1,785,909
ImmunoGen, Inc. (A)	19,200	362,304
Immunome, Inc. (A)	1,179	9,326
Incyte Corp. (A)	13,173	820,019
Insmed, Inc. (A)	46,329	977,542
Intellia Therapeutics, Inc. (A)	7,787	317,554
Ionis Pharmaceuticals, Inc. (A)	18,933	776,821
Iovance Biotherapeutics, Inc. (A)	34,948	246,034
Karuna Therapeutics, Inc. (A)	12,894	2,796,064
Keros Therapeutics, Inc. (A)	5,200	208,936
Kodiak Sciences, Inc. (A)	6,947	47,934
Krystal Biotech, Inc. (A)	4,231	496,719
Kymera Therapeutics, Inc. (A)	17,197	395,359
Leap Therapeutics, Inc. (A)	283	887
Legend Biotech Corp., ADR (A)	27,245	1,880,722
LianBio, ADR (A)	38,982	88,879
Lyell Immunopharma, Inc. (A)	84,468	268,608
Mirati Therapeutics, Inc. (A)	14,066	508,205
Moderna, Inc. (A)	7,479	908,699
Monte Rosa Therapeutics, Inc. (A)	27,152	185,991
MoonLake Immunotherapeutics (A)	16,782	855,882
Morphic Holding, Inc. (A)	11,054	633,726
Neurocrine Biosciences, Inc. (A)	5,683	535,907
Nuvalent, Inc., Class A (A)	5,848	246,610
Prelude Therapeutics, Inc. (A)	17,428	78,426
Prime Medicine, Inc. (A)	12,784	187,286
Protagonist Therapeutics, Inc. (A)	10,900	301,058
Prothena Corp. PLC (A)	13,927	950,936
PTC Therapeutics, Inc. (A)	15,659	636,852
RAPT Therapeutics, Inc. (A)	15,712	293,814
Regeneron Pharmaceuticals, Inc. (A)	12,631	9,075,879
Relay Therapeutics, Inc. (A)	52,581	660,417
Replimune Group, Inc. (A)	26,425	613,589
REVOLUTION Medicines, Inc. (A)	28,781	769,892
Rocket Pharmaceuticals, Inc. (A)	10,947	217,517

The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Sage Therapeutics, Inc. (A)	3,940	$185,259
Sana Biotechnology, Inc. (A)	35,407	211,026
Sarepta Therapeutics, Inc. (A)	9,619	1,101,568
Scholar Rock Holding Corp. (A)	37,540	283,052
Senti Biosciences, Inc. (A)	18,789	11,717
SpringWorks Therapeutics, Inc. (A)	12,281	322,008
Stoke Therapeutics, Inc. (A)	8,627	91,705
Tenaya Therapeutics, Inc. (A)	24,566	144,202
TG Therapeutics, Inc. (A)	4,073	101,173
Twist Bioscience Corp. (A)	8,130	166,340
Ultragenyx Pharmaceutical, Inc. (A)	23,465	1,082,440
uniQure NV (A)	5,500	63,030
Vaxcyte, Inc. (A)	14,322	715,241
Vertex Pharmaceuticals, Inc. (A)	22,309	7,850,760
Vir Biotechnology, Inc. (A)	5,600	137,368
Voyager Therapeutics, Inc. (A)	13,035	149,251
Xencor, Inc. (A)	16,855	420,869
Zai Lab, Ltd., ADR (A)	23,011	638,095
Zentalis Pharmaceuticals, Inc. (A)	15,240	429,920
		80,252,403
Health care equipment and supplies – 17.6%
Baxter International, Inc.	11,487	523,348
Becton, Dickinson and Company	15,541	4,102,979
Boston Scientific Corp. (A)	24,324	1,315,685
DexCom, Inc. (A)	17,756	2,281,824
Hologic, Inc. (A)	27,391	2,217,849
Inari Medical, Inc. (A)	13,644	793,262
Insulet Corp. (A)	7,239	2,087,293
Intuitive Surgical, Inc. (A)	30,938	10,578,940
iRhythm Technologies, Inc. (A)	4,511	470,588
Lantheus Holdings, Inc. (A)	9,743	817,633
Nevro Corp. (A)	6,319	160,629
Novocure, Ltd. (A)	26,243	1,089,085
Orchestra BioMed Holdings, Inc. (A)	13,354	93,478
Penumbra, Inc. (A)	13,857	4,767,639
PROCEPT BioRobotics Corp. (A)	14,857	525,195
QuidelOrtho Corp. (A)	5,001	414,383
Shockwave Medical, Inc. (A)	9,312	2,657,738
STERIS PLC	3,191	717,911
Stryker Corp.	25,167	7,678,200
Teleflex, Inc.	5,151	1,246,697
The Cooper Companies, Inc.	2,099	804,820
Zimmer Biomet Holdings, Inc.	12,353	1,798,597
		47,143,773
Health care providers and services – 18.5%
agilon health, Inc. (A)	56,156	973,745
Alignment Healthcare, Inc. (A)	25,979	149,379
AmerisourceBergen Corp.	3,223	620,202
Centene Corp. (A)	34,191	2,306,183
Elevance Health, Inc.	17,788	7,903,031
GeneDx Holdings Corp. (A)	918	5,471
Guardant Health, Inc. (A)	28,256	1,011,565
HCA Healthcare, Inc.	9,988	3,031,158
Humana, Inc.	10,438	4,667,143
McKesson Corp.	1,873	800,352
Molina Healthcare, Inc. (A)	13,022	3,922,747
Option Care Health, Inc. (A)	13,198	428,803
Privia Health Group, Inc. (A)	16,995	443,739
Surgery Partners, Inc. (A)	21,120	950,189
The Cigna Group	11,681	3,277,689
UnitedHealth Group, Inc.	39,923	19,188,591
		49,679,987
Health care technology – 1.2%
Doximity, Inc., Class A (A)	23,993	816,242
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Schrodinger, Inc. (A)	11,900	$594,048
Sophia Genetics SA (A)	26,245	117,578
Veeva Systems, Inc., Class A (A)	8,746	1,729,347
		3,257,215
Life sciences tools and services – 13.3%
10X Genomics, Inc., Class A (A)	23,007	1,284,711
Adaptive Biotechnologies Corp. (A)	14,293	95,906
Agilent Technologies, Inc.	32,103	3,860,386
Avantor, Inc. (A)	60,069	1,233,817
Bio-Techne Corp.	11,108	906,746
Bruker Corp.	21,940	1,621,805
Charles River Laboratories International, Inc. (A)	5,882	1,236,691
Danaher Corp.	21,659	5,198,160
Evotec SE (A)	12,592	283,654
ICON PLC (A)	1,200	300,240
Illumina, Inc. (A)	3,223	604,280
IQVIA Holdings, Inc. (A)	3,824	859,520
Mettler-Toledo International, Inc. (A)	764	1,002,093
Olink Holding AB, ADR (A)	39,426	739,238
Pacific Biosciences of California, Inc. (A)	54,894	730,090
Repligen Corp. (A)	4,976	703,905
Seer, Inc. (A)	19,716	84,187
Thermo Fisher Scientific, Inc.	23,238	12,124,427
West Pharmaceutical Services, Inc.	6,488	2,481,465
WuXi Biologics Cayman, Inc. (A)(B)	57,500	276,348
		35,627,669
Pharmaceuticals – 18.1%
Arvinas, Inc. (A)	11,123	276,073
Astellas Pharma, Inc.	67,800	1,009,710
AstraZeneca PLC, ADR	121,176	8,672,566
Avadel Pharmaceuticals PLC, ADR (A)	1,800	29,664
Catalent, Inc. (A)	19,202	832,599
Daiichi Sankyo Company, Ltd.	45,300	1,439,374
Eli Lilly & Company	35,137	16,478,545
Longboard Pharmaceuticals, Inc. (A)	10,952	80,388
Merck & Company, Inc.	94,292	10,880,354
Novo Nordisk A/S, ADR	12,079	1,954,745
Nuvation Bio, Inc. (A)	10,300	18,540
Pfizer, Inc.	66,443	2,437,129
Pliant Therapeutics, Inc. (A)	11,373	206,079
Reata Pharmaceuticals, Inc., Class A (A)	1,300	132,548
Relmada Therapeutics, Inc. (A)	2,400	5,904
Roche Holding AG	6,468	1,975,779
Royalty Pharma PLC, Class A	29,588	909,535
Structure Therapeutics, Inc., ADR (A)	11,963	497,302
Theseus Pharmaceuticals, Inc. (A)	20,251	188,942
Ventyx Biosciences, Inc. (A)	18,518	607,390
		48,633,166
		264,594,213
Materials – 0.0%
Chemicals – 0.0%
Ginkgo Bioworks Holdings, Inc. (A)	78,858	146,676
TOTAL COMMON STOCKS (Cost $213,076,432)		$264,902,620
PREFERRED SECURITIES – 0.5%
Health care – 0.5%
Life sciences tools and services – 0.5%
Sartorius AG	3,530	1,222,999
TOTAL PREFERRED SECURITIES (Cost $741,184)		$1,222,999
WARRANTS – 0.0%
EQRx, Inc. (Expiration Date: 12-20-26; Strike Price: $11.50) (A)	4,502	724

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
WARRANTS (continued)
GeneDx Holdings Corp. (Expiration Date: 7-22-26; Strike Price: $11.50) (A)	4,862	$35
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (A)	2,050	513
TOTAL WARRANTS (Cost $29,139)		$1,272
SHORT-TERM INVESTMENTS – 1.2%
Short-term funds – 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.0063% (C)	577,057	577,057
T. Rowe Price Government Reserve Fund, 5.1068% (C)	2,551,737	2,551,737
TOTAL SHORT-TERM INVESTMENTS (Cost $3,128,794)		$3,128,794
Total Investments (Health Sciences Trust) (Cost $216,975,549) – 100.4%		$269,255,685
Other assets and liabilities, net – (0.4%)		(1,015,698)
TOTAL NET ASSETS – 100.0%		$268,239,987
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 6-30-23.
International Equity Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.6%
Australia - 4.7%
Ampol, Ltd.	8,214	$164,087
ANZ Group Holdings, Ltd.	103,645	1,640,682
APA Group	40,668	263,121
Aristocrat Leisure, Ltd.	20,772	537,432
ASX, Ltd.	6,673	280,821
Aurizon Holdings, Ltd.	63,445	165,985
BHP Group, Ltd.	172,549	5,187,173
BlueScope Steel, Ltd.	18,252	251,200
Brambles, Ltd.	49,445	475,443
Cochlear, Ltd.	2,361	361,725
Coles Group, Ltd.	45,978	564,560
Commonwealth Bank of Australia	57,629	3,858,086
Computershare, Ltd.	18,728	292,270
CSL, Ltd.	16,501	3,055,642
Dexus	39,487	205,642
EBOS Group, Ltd.	5,589	126,281
Endeavour Group, Ltd.	46,231	194,572
Fortescue Metals Group, Ltd.	58,369	866,123
Goodman Group	57,954	779,068
IDP Education, Ltd.	7,195	106,550
IGO, Ltd.	23,272	237,533
Insurance Australia Group, Ltd.	88,042	334,815
Lendlease Corp., Ltd.	25,385	131,709
Macquarie Group, Ltd.	12,682	1,509,007
Medibank Private, Ltd.	99,625	234,017
Mineral Resources, Ltd.	5,861	280,700
Mirvac Group	141,329	213,421
National Australia Bank, Ltd.	108,142	1,901,991
Newcrest Mining, Ltd.	30,415	542,557
Northern Star Resources, Ltd.	39,419	321,142
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Orica, Ltd.	18,991	$188,140
Origin Energy, Ltd.	60,705	341,196
Pilbara Minerals, Ltd.	86,630	284,724
Qantas Airways, Ltd. (A)	31,854	132,007
QBE Insurance Group, Ltd.	50,892	531,356
Ramsay Health Care, Ltd.	6,710	252,097
REA Group, Ltd.	1,952	187,516
Reece, Ltd.	7,679	95,661
Rio Tinto, Ltd.	12,795	979,839
Santos, Ltd.	110,903	554,903
Scentre Group	178,901	316,389
SEEK, Ltd.	11,910	173,989
Sonic Healthcare, Ltd.	16,282	387,214
South32, Ltd.	112,851	284,114
South32, Ltd. (London Stock Exchange)	48,980	124,138
Stockland	87,409	234,981
Suncorp Group, Ltd.	43,519	391,029
Telstra Corp., Ltd.	142,830	409,737
The GPT Group	71,628	198,201
The Lottery Corp., Ltd.	82,609	283,206
Transurban Group	105,808	1,007,439
Treasury Wine Estates, Ltd.	26,341	197,536
Vicinity, Ltd.	148,057	182,335
Washington H. Soul Pattinson & Company, Ltd.	7,463	158,433
Wesfarmers, Ltd.	39,081	1,288,476
Westpac Banking Corp.	119,614	1,703,142
WiseTech Global, Ltd.	5,291	283,801
Woodside Energy Group, Ltd.	64,951	1,502,423
Woolworths Group, Ltd.	41,774	1,106,856
		38,864,233
Austria - 0.1%
Erste Group Bank AG	11,747	412,061
OMV AG	5,543	235,368
Verbund AG	2,442	195,912
voestalpine AG	4,357	156,575
		999,916
Belgium - 0.5%
Ageas SA/NV	6,383	258,763
Anheuser-Busch InBev SA/NV	29,951	1,697,550
D'ieteren Group	850	150,438
Elia Group SA/NV	1,148	145,858
Groupe Bruxelles Lambert NV	3,809	300,278
KBC Group NV	8,597	600,079
Sofina SA	537	111,331
Solvay SA	2,508	280,445
UCB SA	4,152	368,111
Umicore SA	7,155	200,049
Warehouses De Pauw CVA	5,227	143,548
		4,256,450
Brazil - 1.1%
Ambev SA	172,330	554,615
Atacadao SA	13,900	32,513
B3 SA - Brasil Bolsa Balcao	196,921	600,855
Banco Bradesco SA	51,324	156,924
Banco BTG Pactual SA	37,204	244,364
Banco do Brasil SA	28,713	296,233
Banco Santander Brasil SA	14,000	89,558
BB Seguridade Participacoes SA	24,400	156,800
CCR SA	40,100	117,665
Centrais Eletricas Brasileiras SA	41,047	340,758
Centrais Eletricas Brasileiras SA, ADR	1,429	13,475
Cia de Saneamento Basico do Estado de Sao Paulo	11,270	133,149

The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Cia Siderurgica Nacional SA, ADR	11,800	$30,562
Cosan SA	40,344	150,483
CPFL Energia SA	7,900	56,740
Energisa SA	6,100	63,953
Eneva SA (A)	29,700	76,108
Engie Brasil Energia SA	7,275	69,420
Equatorial Energia SA	34,881	234,206
Hapvida Participacoes e Investimentos SA (A)(B)	167,399	153,128
Hypera SA	14,108	135,564
JBS SA	34,073	124,246
Klabin SA	24,000	109,118
Localiza Rent a Car SA	20,383	291,599
Localiza Rent a Car SA, Additional Offering (A)	91	1,302
Lojas Renner SA	32,186	134,439
Magazine Luiza SA (A)	94,607	66,586
Natura & Company Holding SA (A)	26,929	94,146
Petroleo Brasileiro SA	125,929	870,525
PRIO SA (A)	24,100	186,631
Raia Drogasil SA	37,336	230,806
Rede D'Or Sao Luiz SA (B)	13,400	92,128
Rumo SA	45,451	210,729
Sendas Distribuidora SA	24,690	70,901
Suzano SA	22,263	205,603
Suzano SA, ADR	3,164	29,172
Telefonica Brasil SA	9,652	87,223
Telefonica Brasil SA, ADR	6,017	54,935
TIM SA	28,020	85,555
TOTVS SA	17,746	111,112
Ultrapar Participacoes SA	25,400	100,206
Vale SA	115,150	1,544,408
Vibra Energia SA	44,000	165,866
WEG SA	56,116	442,417
		9,016,726
Canada - 7.5%
Agnico Eagle Mines, Ltd.	16,140	805,934
Air Canada (A)	7,300	137,707
Algonquin Power & Utilities Corp. (C)	27,073	223,778
Alimentation Couche-Tard, Inc.	26,600	1,363,984
AltaGas, Ltd.	11,500	206,605
ARC Resources, Ltd.	23,500	313,452
Bank of Montreal	23,524	2,124,485
Barrick Gold Corp.	41,577	703,333
Barrick Gold Corp. (London Stock Exchange)	18,057	303,467
BCE, Inc.	2,924	133,315
Brookfield Asset Management, Ltd., Class A	12,268	400,429
Brookfield Corp. (A)	47,672	1,604,960
BRP, Inc.	1,300	109,898
CAE, Inc. (A)	12,000	268,579
Cameco Corp.	15,100	472,919
Canadian Apartment Properties REIT	3,400	130,533
Canadian Imperial Bank of Commerce	30,681	1,309,921
Canadian National Railway Company	19,500	2,361,344
Canadian Natural Resources, Ltd.	37,460	2,106,073
Canadian Pacific Kansas City, Ltd.	31,600	2,552,331
Canadian Tire Corp., Ltd., Class A	2,100	287,112
Canadian Utilities, Ltd., Class A	4,600	119,136
CCL Industries, Inc., Class B	5,400	265,445
Cenovus Energy, Inc.	47,972	814,773
CGI, Inc. (A)	7,200	759,268
Constellation Software, Inc.	700	1,450,336
Dollarama, Inc.	9,700	656,942
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Element Fleet Management Corp.	13,500	$205,646
Emera, Inc.	9,500	391,259
Empire Company, Ltd., Class A	6,200	176,113
Enbridge, Inc.	69,000	2,564,680
Fairfax Financial Holdings, Ltd.	819	613,463
First Quantum Minerals, Ltd.	20,054	474,423
FirstService Corp.	1,500	231,010
Fortis, Inc.	16,881	727,485
Franco-Nevada Corp.	6,619	943,373
George Weston, Ltd.	2,399	283,624
GFL Environmental, Inc.	6,400	248,512
Gildan Activewear, Inc.	7,300	235,352
Great-West Lifeco, Inc.	9,900	287,490
Hydro One, Ltd. (B)	11,900	340,000
iA Financial Corp., Inc.	4,100	279,317
IGM Financial, Inc.	3,000	91,330
Imperial Oil, Ltd.	7,230	369,918
Intact Financial Corp.	6,200	957,273
Ivanhoe Mines, Ltd., Class A (A)	23,800	217,384
Keyera Corp.	8,500	196,018
Kinross Gold Corp.	45,229	215,775
Loblaw Companies, Ltd.	5,540	507,183
Lundin Mining Corp.	26,000	203,721
Magna International, Inc.	9,200	519,395
Manulife Financial Corp. (D)	64,200	1,213,488
Metro, Inc.	7,957	449,400
National Bank of Canada	11,500	856,803
Northland Power, Inc.	8,100	168,940
Nutrien, Ltd.	16,890	997,144
Nuvei Corp. (A)(B)	2,600	76,778
Onex Corp.	2,700	149,129
Open Text Corp.	9,700	403,450
Pan American Silver Corp.	12,300	179,196
Parkland Corp.	5,416	134,915
Pembina Pipeline Corp.	18,698	587,863
Power Corp. of Canada	20,512	552,148
Quebecor, Inc., Class B	6,400	157,735
RB Global, Inc.	6,100	366,069
Restaurant Brands International, Inc.	10,546	817,648
RioCan Real Estate Investment Trust	6,300	91,688
Rogers Communications, Inc., Class B	12,100	552,047
Royal Bank of Canada	47,000	4,488,726
Saputo, Inc.	9,100	203,878
Shopify, Inc., Class A (A)	40,500	2,617,558
Sun Life Financial, Inc.	20,600	1,073,890
Suncor Energy, Inc.	45,035	1,321,049
TC Energy Corp.	35,343	1,428,393
Teck Resources, Ltd., Class B	16,161	679,988
TELUS Corp.	17,590	342,306
TFI International, Inc.	2,700	307,614
The Bank of Nova Scotia	40,300	2,016,293
The Descartes Systems Group, Inc. (A)	2,900	232,306
The Toronto-Dominion Bank	61,695	3,823,949
Thomson Reuters Corp.	5,643	761,885
TMX Group, Ltd.	10,000	225,024
Toromont Industries, Ltd.	3,200	262,884
Tourmaline Oil Corp.	10,700	504,166
West Fraser Timber Company, Ltd.	2,100	180,412
Wheaton Precious Metals Corp.	15,570	673,339
WSP Global, Inc.	4,300	568,097
		62,732,001
Cayman Islands - 0.0%
Parade Technologies, Ltd.	3,000	103,995
Chile - 0.1%
Antofagasta PLC	15,127	281,309

The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chile (continued)
Banco de Chile	1,538,226	$160,565
Banco Santander Chile, ADR	5,508	103,826
Cencosud SA	61,383	118,968
Empresas COPEC SA	13,196	97,930
Enel Americas SA (A)	726,053	96,888
Enel Chile SA, ADR	18,222	60,679
Sociedad Quimica y Minera de Chile SA, ADR (C)	4,430	321,707
		1,241,872
China - 6.8%
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	4,700	22,608
3SBio, Inc. (A)(B)	40,500	40,754
AAC Technologies Holdings, Inc.	27,342	64,624
AECC Aviation Power Company, Ltd., Class A	3,600	20,984
Agricultural Bank of China, Ltd., Class A	165,700	80,571
Agricultural Bank of China, Ltd., H Shares	1,000,000	393,829
Aier Eye Hospital Group Company, Ltd., Class A	19,585	50,124
Air China, Ltd., H Shares (A)	84,534	60,388
Akeso, Inc. (A)(B)	16,000	72,575
Alibaba Group Holding, Ltd. (A)	544,400	5,667,120
Alibaba Group Holding, Ltd., ADR (A)	1,928	160,699
Aluminum Corp. of China, Ltd., A Shares	29,100	22,068
Aluminum Corp. of China, Ltd., H Shares	131,220	56,796
Anhui Conch Cement Company, Ltd., Class A	8,900	29,128
Anhui Conch Cement Company, Ltd., H Shares	44,290	117,837
Anhui Gujing Distillery Company, Ltd., B Shares (A)	3,600	62,078
Anhui Gujing Distillery Company, Ltd., Class A (A)	900	30,675
ANTA Sports Products, Ltd.	41,600	427,478
Autohome, Inc., ADR	2,600	75,816
AVIC Industry-Finance Holdings Company, Ltd., Class A	20,000	10,560
AviChina Industry & Technology Company, Ltd., H Shares	72,000	35,027
Baidu, Inc., Class A (A)	75,000	1,279,184
Bank of Beijing Company, Ltd., Class A	47,000	29,983
Bank of China, Ltd., Class A	78,100	42,048
Bank of China, Ltd., H Shares	2,720,563	1,092,286
Bank of Communications Company, Ltd., Class A	87,300	69,776
Bank of Communications Company, Ltd., H Shares	292,527	194,089
Bank of Hangzhou Company, Ltd., Class A	11,400	18,467
Bank of Jiangsu Company, Ltd., Class A (A)	33,410	33,867
Bank of Nanjing Company, Ltd., Class A	13,600	14,997
Bank of Ningbo Company, Ltd., Class A	13,750	47,982
Bank of Shanghai Company, Ltd., Class A	31,610	25,042
Baoshan Iron & Steel Company, Ltd., Class A	41,300	31,978
Beijing Capital International Airport Company, Ltd., H Shares (A)	52,789	34,260
Bilibili, Inc., ADR (A)	5,800	87,580
Bilibili, Inc., Class Z (A)	520	7,826
BOE Technology Group Company, Ltd., Class A	75,300	42,489
BYD Company, Ltd., Class A	4,000	142,656
BYD Company, Ltd., H Shares	33,605	1,077,533
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
BYD Electronic International Company, Ltd.	22,500	$68,445
CGN Power Company, Ltd., H Shares (B)	364,000	87,905
Changchun High & New Technology Industry Group, Inc., Class A	800	15,047
China Cinda Asset Management Company, Ltd., H Shares	304,800	30,467
China CITIC Bank Corp., Ltd., H Shares	310,800	146,125
China Coal Energy Company, Ltd., H Shares	70,000	52,123
China Communications Services Corp., Ltd., H Shares	129,600	63,987
China Conch Venture Holdings, Ltd.	57,900	75,650
China Construction Bank Corp., Class A	15,400	13,281
China Construction Bank Corp., H Shares	3,285,914	2,127,378
China Eastern Airlines Corp., Ltd., Class A (A)	15,800	10,364
China Everbright Bank Company, Ltd., Class A (A)	88,600	37,465
China Everbright Bank Company, Ltd., H Shares	120,000	34,513
China Evergrande Group (A)	65,959	93
China Feihe, Ltd. (B)	119,000	66,422
China Galaxy Securities Company, Ltd., H Shares	129,500	69,320
China Greatwall Technology Group Company, Ltd., Class A	6,500	12,389
China Hongqiao Group, Ltd.	78,000	63,709
China Huishan Dairy Holdings Company, Ltd. (A)(E)	225,000	0
China International Capital Corp., Ltd., H Shares (B)	52,000	91,672
China Lesso Group Holdings, Ltd.	36,000	23,725
China Life Insurance Company, Ltd., Class A	4,500	21,696
China Life Insurance Company, Ltd., H Shares	255,624	427,911
China Literature, Ltd. (A)(B)	14,000	59,046
China Longyuan Power Group Corp., Ltd., H Shares	114,000	117,748
China Meidong Auto Holdings, Ltd.	18,000	20,859
China Merchants Bank Company, Ltd., Class A	45,900	207,507
China Merchants Bank Company, Ltd., H Shares	133,823	610,379
China Merchants Securities Company, Ltd., Class A	16,510	30,906
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	17,600	31,598
China Minsheng Banking Corp., Ltd., Class A	78,880	40,754
China Minsheng Banking Corp., Ltd., H Shares	194,496	72,007
China National Building Material Company, Ltd., H Shares	138,000	85,276
China National Nuclear Power Company, Ltd., Class A	20,900	20,310
China Oilfield Services, Ltd., H Shares	56,000	57,989
China Pacific Insurance Group Company, Ltd., Class A	14,000	50,153
China Pacific Insurance Group Company, Ltd., H Shares	94,100	244,299
China Petroleum & Chemical Corp., Class A	56,700	49,686

The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Petroleum & Chemical Corp., H Shares	873,361	$513,484
China Railway Group, Ltd., Class A	30,000	31,366
China Railway Group, Ltd., H Shares	144,000	95,282
China Resources Mixc Lifestyle Services, Ltd. (B)	23,400	116,559
China Shenhua Energy Company, Ltd., Class A	9,800	41,520
China Shenhua Energy Company, Ltd., H Shares	113,500	347,834
China Southern Airlines Company, Ltd., Class A (A)	13,800	11,463
China Southern Airlines Company, Ltd., H Shares (A)	64,000	36,232
China State Construction Engineering Corp., Ltd., Class A	93,340	73,802
China Three Gorges Renewables Group Company, Ltd., Class A	58,700	43,445
China Tourism Group Duty Free Corp., Ltd., Class A	4,300	65,631
China Tower Corp., Ltd., H Shares (B)	1,496,000	166,609
China Vanke Company, Ltd., Class A	21,600	41,703
China Vanke Company, Ltd., H Shares	56,900	76,650
China Yangtze Power Company, Ltd., Class A	48,900	148,534
Chinasoft International, Ltd. (A)	96,000	60,543
Chongqing Zhifei Biological Products Company, Ltd., Class A	4,650	28,363
CITIC Securities Company, Ltd., Class A	25,185	68,724
CITIC Securities Company, Ltd., H Shares	61,825	112,417
CITIC, Ltd.	207,967	249,007
CMOC Group, Ltd., Class A	28,400	20,896
CMOC Group, Ltd., H Shares	129,000	67,917
Contemporary Amperex Technology Company, Ltd., Class A	8,820	278,679
COSCO SHIPPING Holdings Company, Ltd., Class A	26,000	33,727
COSCO SHIPPING Holdings Company, Ltd., H Shares	119,600	108,114
Country Garden Holdings Company, Ltd. (A)	270,117	55,101
Country Garden Services Holdings Company, Ltd.	69,000	89,538
CRRC Corp., Ltd., H Shares	145,000	79,483
CSC Financial Company, Ltd., Class A	6,200	20,711
CSPC Pharmaceutical Group, Ltd.	303,120	263,799
Dali Foods Group Company, Ltd. (B)	73,000	32,656
Daqo New Energy Corp., ADR (A)	2,500	99,250
Dongfeng Motor Group Company, Ltd., H Shares	91,220	41,813
Dongyue Group, Ltd.	49,000	36,804
East Buy Holding, Ltd. (A)(B)	13,500	44,114
East Money Information Company, Ltd., Class A	30,896	60,612
Ecovacs Robotics Company, Ltd., Class A	2,300	24,680
ENN Energy Holdings, Ltd.	26,600	332,715
Eve Energy Company, Ltd., Class A	4,181	34,937
Everbright Securities Company, Ltd., Class A	8,700	19,076
Flat Glass Group Company, Ltd., H Shares	23,000	78,861
Focus Media Information Technology Company, Ltd., Class A	32,700	30,665
Foshan Haitian Flavouring & Food Company, Ltd., Class A	10,296	66,523
Fosun International, Ltd.	85,000	58,571
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Foxconn Industrial Internet Company, Ltd., Class A	6,400	$22,200
Fuyao Glass Industry Group Company, Ltd., Class A	4,500	22,240
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	20,800	86,278
Ganfeng Lithium Group Company, Ltd., Class A	3,360	28,330
Ganfeng Lithium Group Company, Ltd., H Shares (B)	12,039	78,963
GDS Holdings, Ltd., ADR (A)	3,400	37,366
GDS Holdings, Ltd., Class A (A)	2,800	3,839
Gemdale Corp., Class A	7,300	7,250
Genscript Biotech Corp. (A)	40,000	90,484
GF Securities Company, Ltd., Class A	13,200	26,807
GF Securities Company, Ltd., H Shares	47,800	66,084
GigaDevice Semiconductor, Inc., Class A	1,372	20,144
GoerTek, Inc., Class A	5,200	12,743
Great Wall Motor Company, Ltd., H Shares	104,500	120,354
Greentown China Holdings, Ltd.	29,000	29,170
Greentown Service Group Company, Ltd.	48,000	23,000
Guangdong Haid Group Company, Ltd., Class A	3,500	22,590
Guangzhou Automobile Group Company, Ltd., H Shares	100,310	59,969
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	2,300	10,098
Guosen Securities Company, Ltd., Class A	6,600	7,949
Guotai Junan Securities Company, Ltd., Class A	16,700	32,228
H World Group, Ltd., ADR (A)	6,700	259,826
Haidilao International Holding, Ltd. (B)	38,000	84,034
Haier Smart Home Company, Ltd., Class A	13,600	44,015
Haier Smart Home Company, Ltd., H Shares	83,800	264,268
Haitian International Holdings, Ltd.	21,000	49,252
Haitong Securities Company, Ltd., Class A	18,000	22,885
Haitong Securities Company, Ltd., H Shares	113,200	69,517
Hangzhou First Applied Material Company, Ltd., Class A	5,488	28,140
Hangzhou Silan Microelectronics Company, Ltd., Class A	2,600	10,859
Hangzhou Tigermed Consulting Company, Ltd., A Shares (A)	1,700	15,130
Hangzhou Tigermed Consulting Company, Ltd., H Shares (B)	4,100	23,428
Hansoh Pharmaceutical Group Company, Ltd. (B)	40,000	64,492
Henan Shuanghui Investment & Development Company, Ltd., Class A	4,400	14,852
Hengan International Group Company, Ltd.	25,000	105,411
Hengli Petrochemical Company, Ltd., Class A (A)	9,500	18,783
Hithink RoyalFlush Information Network Company, Ltd., Class A	900	21,771
Hoyuan Green Energy Company, Ltd., Class A (A)	1,540	15,841
Hua Hong Semiconductor, Ltd. (A)(B)	20,000	65,810
Huadong Medicine Company, Ltd., Class A	2,800	16,737
Hualan Biological Engineering, Inc., Class A	4,030	12,460

The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Huaneng Power International, Inc., H Shares (A)	149,436	$93,691
Huatai Securities Company, Ltd., Class A	16,400	31,164
Huatai Securities Company, Ltd., H Shares (B)	48,800	60,453
Huaxia Bank Company, Ltd., Class A	28,500	21,249
Huayu Automotive Systems Company, Ltd., Class A	5,100	12,982
Hundsun Technologies, Inc., Class A	3,075	18,785
Hygeia Healthcare Holdings Company, Ltd. (B)	11,400	61,920
Iflytek Company, Ltd., Class A	9,600	89,933
Industrial & Commercial Bank of China, Ltd., Class A	120,000	79,690
Industrial & Commercial Bank of China, Ltd., H Shares	1,927,735	1,030,204
Industrial Bank Company, Ltd., Class A	46,200	99,756
Industrial Securities Company, Ltd., Class A	14,900	12,580
Ingenic Semiconductor Company, Ltd., Class A	2,800	34,139
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	48,800	12,047
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	13,600	53,068
Inner Mongolia Yitai Coal Company, Ltd., Class B	36,400	49,848
Innovent Biologics, Inc. (A)(B)	35,000	132,942
Inspur Electronic Information Industry Company, Ltd., Class A	3,248	21,708
iQIYI, Inc., ADR (A)	12,000	64,080
JA Solar Technology Company, Ltd., Class A	6,272	36,032
JD Health International, Inc. (A)(B)	38,200	242,640
JD Logistics, Inc. (A)(B)	67,000	104,906
JD.com, Inc., Class A	79,273	1,351,967
Jiangsu Expressway Company, Ltd., H Shares	41,145	37,944
Jiangsu Hengli Hydraulic Company, Ltd., Class A	2,960	26,250
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	14,198	93,732
Jiangsu King's Luck Brewery JSC, Ltd., Class A	2,800	20,386
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	3,400	61,554
Jiangxi Copper Company, Ltd., H Shares	39,075	60,402
Jiumaojiu International Holdings, Ltd. (B)	22,000	36,179
Kanzhun, Ltd., ADR (A)	2,900	43,645
KE Holdings, Inc., ADR (A)	22,300	331,155
Kingdee International Software Group Company, Ltd. (A)	89,000	119,513
Kingsoft Corp., Ltd.	32,800	129,644
Kuaishou Technology (A)(B)	78,500	539,543
Kweichow Moutai Company, Ltd., Class A	2,500	582,760
Lenovo Group, Ltd.	257,436	269,761
Lens Technology Company, Ltd., Class A	7,300	11,844
Lepu Medical Technology Beijing Company, Ltd., Class A	4,000	12,457
Li Auto, Inc., Class A (A)	38,000	657,932
Li Ning Company, Ltd.	80,500	434,715
Lingyi iTech Guangdong Company, Class A (A)	12,700	12,098
Longfor Group Holdings, Ltd. (B)	62,600	152,866
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
LONGi Green Energy Technology Company, Ltd., Class A	15,064	$59,602
Lufax Holding, Ltd., ADR	28,800	41,184
Luxshare Precision Industry Company, Ltd., Class A	15,495	69,548
Luzhou Laojiao Company, Ltd., Class A	3,300	95,341
Mango Excellent Media Company, Ltd., Class A	3,300	15,590
Maxscend Microelectronics Company, Ltd., Class A	1,440	19,208
Meinian Onehealth Healthcare Holdings Company, Ltd., Class A (A)	8,300	8,139
Meituan, Class B (A)(B)	171,900	2,695,550
Metallurgical Corp. of China, Ltd., Class A	28,700	15,708
Microport Scientific Corp. (A)	25,019	45,508
MINISO Group Holding, Ltd., ADR	3,200	54,368
Minth Group, Ltd.	26,000	71,488
Muyuan Foods Company, Ltd., Class A (A)	9,282	53,893
NARI Technology Company, Ltd., Class A	17,798	56,675
NAURA Technology Group Company, Ltd., Class A	1,100	48,295
NetEase, Inc.	67,100	1,299,654
New China Life Insurance Company, Ltd., Class A	4,600	23,332
New China Life Insurance Company, Ltd., H Shares	29,500	77,955
New Hope Liuhe Company, Ltd., Class A (A)	6,800	10,942
New Oriental Education & Technology Group, Inc. (A)	51,000	201,030
NIO, Inc., ADR (A)	45,100	437,019
Nongfu Spring Company, Ltd., H Shares (B)	60,400	334,286
Orient Securities Company, Ltd., Class A	12,288	16,453
Perfect World Company, Ltd., Class A	4,350	10,129
PetroChina Company, Ltd., Class A	36,000	37,075
PetroChina Company, Ltd., H Shares	712,261	494,564
Pharmaron Beijing Company, Ltd., H Shares (B)	6,300	19,534
PICC Property & Casualty Company, Ltd., H Shares	252,363	280,995
Ping An Bank Company, Ltd., Class A	38,200	59,210
Ping An Healthcare and Technology Company, Ltd. (A)(B)	17,400	42,174
Ping An Insurance Group Company of China, Ltd., Class A	24,100	154,093
Ping An Insurance Group Company of China, Ltd., H Shares	214,790	1,371,846
Poly Developments and Holdings Group Company, Ltd., Class A	26,500	47,554
Pop Mart International Group, Ltd. (B)	19,200	42,806
Postal Savings Bank of China Company, Ltd., H Shares (B)	331,000	204,114
Power Construction Corp. of China, Ltd., Class A	20,500	16,219
Qifu Technology, Inc., ADR	2,900	50,112
Raytron Technology Company, Ltd., Class A	2,601	16,069
Rongsheng Petrochemical Company, Ltd., Class A	13,950	22,401
SAIC Motor Corp., Ltd., Class A	17,300	33,800
Sangfor Technologies, Inc., Class A (A)	700	10,944
Sany Heavy Equipment International Holdings Company, Ltd.	38,000	49,906

The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Sany Heavy Industry Company, Ltd., Class A	18,600	$42,643
Seazen Holdings Company, Ltd., Class A (A)	5,000	9,933
SF Holding Company, Ltd., Class A	10,100	62,776
Shaanxi Coal Industry Company, Ltd., Class A	13,400	33,589
Shandong Gold Mining Company, Ltd., Class A	5,880	19,094
Shandong Gold Mining Company, Ltd., H Shares (B)	21,500	39,518
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	80,000	104,972
Shanghai Baosight Software Company, Ltd., Class B	27,456	72,582
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A (A)	3,200	13,650
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	17,500	46,883
Shanghai International Airport Company, Ltd., Class A (A)	1,600	10,024
Shanghai International Port Group Company, Ltd., Class A	13,700	9,918
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	39,240	24,410
Shanghai M&G Stationery, Inc., Class A	2,000	12,308
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	31,100	61,737
Shanghai Pudong Development Bank Company, Ltd., Class A	65,300	65,164
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	1,960	49,999
Shengyi Technology Company, Ltd., Class A	5,100	9,982
Shennan Circuits Company, Ltd., Class A	1,120	11,641
Shenwan Hongyuan Group Company, Ltd., Class A	36,200	23,066
Shenzhen Inovance Technology Company, Ltd., Class A	5,550	49,193
Shenzhen Kangtai Biological Products Company, Ltd., Class A (A)	2,240	7,845
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	2,500	103,455
Shenzhen Overseas Chinese Town Company, Ltd., Class A (A)	13,200	8,009
Shenzhou International Group Holdings, Ltd.	28,300	271,807
Sichuan Chuantou Energy Company, Ltd., Class A	9,800	20,325
Silergy Corp.	12,000	149,486
Sinopharm Group Company, Ltd., H Shares	42,800	133,985
Smoore International Holdings, Ltd. (B)	62,000	63,278
Songcheng Performance Development Company, Ltd., Class A	5,760	9,866
Sungrow Power Supply Company, Ltd., Class A	3,000	48,325
Sunny Optical Technology Group Company, Ltd.	24,400	244,649
TAL Education Group, ADR (A)	12,800	76,288
TCL Technology Group Corp., Class A (A)	23,980	13,028
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A	8,250	37,760
Tencent Holdings, Ltd.	210,500	8,925,448
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Tencent Music Entertainment Group, ADR (A)	25,200	$185,976
The People's Insurance Company Group of China, Ltd., H Shares	265,000	96,254
Thunder Software Technology Company, Ltd., Class A	900	11,974
Tingyi Cayman Islands Holding Corp.	76,000	118,340
Tongcheng Travel Holdings, Ltd. (A)	41,600	87,379
Tongwei Company, Ltd., Class A	6,200	29,348
Topsports International Holdings, Ltd. (B)	64,000	55,682
TravelSky Technology, Ltd., H Shares	31,000	52,810
Trip.com Group, Ltd., ADR (A)	18,900	661,500
Tsingtao Brewery Company, Ltd., H Shares	22,000	200,859
Unigroup Guoxin Microelectronics Company, Ltd., Class A	1,679	21,610
Uni-President China Holdings, Ltd.	46,000	38,792
Unisplendour Corp., Ltd., Class A	5,320	23,386
Vipshop Holdings, Ltd., ADR (A)	12,000	198,000
Walvax Biotechnology Company, Ltd., Class A	3,400	12,387
Wanhua Chemical Group Company, Ltd., Class A	7,000	84,703
Weibo Corp., ADR	2,390	31,333
Weichai Power Company, Ltd., Class A	9,600	16,502
Weichai Power Company, Ltd., H Shares	64,720	95,221
Wens Foodstuffs Group Company, Ltd., Class A	14,160	35,817
Will Semiconductor Company, Ltd., Class A	4,185	56,711
Wuliangye Yibin Company, Ltd., Class A	8,600	194,149
WUS Printed Circuit Kunshan Company, Ltd., Class A	4,180	12,074
WuXi AppTec Company, Ltd., Class A	5,544	47,678
WuXi AppTec Company, Ltd., H Shares (B)	12,106	97,023
WuXi Biologics Cayman, Inc. (A)(B)	122,500	588,742
Xiaomi Corp., Class B (A)(B)	522,200	717,991
Xinjiang Goldwind Science & Technology Company, Ltd., Class A	7,700	11,277
Xinyi Solar Holdings, Ltd.	172,835	200,661
XPeng, Inc., A Shares (A)	28,800	191,315
Xtep International Holdings, Ltd.	45,000	46,060
Yadea Group Holdings, Ltd. (B)	42,000	95,809
Yankuang Energy Group Company, Ltd., H Shares	49,990	143,527
Yihai International Holding, Ltd. (A)	16,000	34,463
Yonyou Network Technology Company, Ltd., Class A	5,200	14,691
Yum China Holdings, Inc. (New York Stock Exchange)	14,200	802,300
Yunda Holding Company, Ltd., Class A	3,120	4,114
Yunnan Baiyao Group Company, Ltd., Class A	3,920	28,351
Yunnan Energy New Material Company, Ltd., Class A (A)	1,800	23,967
Zai Lab, Ltd., ADR (A)	3,100	85,963
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	1,000	39,500
Zhaojin Mining Industry Company, Ltd., H Shares	40,000	50,472
Zhejiang Chint Electrics Company, Ltd., Class A	4,800	18,303
Zhejiang Dahua Technology Company, Ltd., Class A	4,800	13,085

The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zhejiang Expressway Company, Ltd., H Shares	49,718	$37,831
Zhejiang Huayou Cobalt Company, Ltd., Class A	3,300	20,914
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	2,600	25,469
Zhejiang NHU Company, Ltd., Class A	6,912	14,670
Zhejiang Supor Company, Ltd., Class A	1,200	8,273
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(B)	24,300	66,353
Zhongsheng Group Holdings, Ltd.	20,000	76,778
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	18,000	67,235
Zijin Mining Group Company, Ltd., Class A	27,800	43,694
Zijin Mining Group Company, Ltd., H Shares	193,469	286,505
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	14,300	13,304
ZTE Corp., Class A	7,600	47,714
ZTE Corp., H Shares	25,887	104,043
ZTO Express Cayman, Inc., ADR	15,400	386,232
		57,062,220
Colombia - 0.0%
Bancolombia SA, ADR	3,847	102,638
Czech Republic - 0.0%
CEZ AS	5,524	228,328
Komercni banka AS	3,440	104,884
Moneta Money Bank AS (B)	17,731	64,923
		398,135
Denmark - 2.0%
A.P. Moller - Maersk A/S, Series A	118	205,757
A.P. Moller - Maersk A/S, Series B	184	323,518
Carlsberg A/S, Class B	3,332	533,557
Chr. Hansen Holding A/S	4,006	278,491
Coloplast A/S, B Shares	4,020	503,048
Danske Bank A/S (A)	23,427	570,598
Demant A/S (A)	3,300	139,679
DSV A/S	6,299	1,323,052
Genmab A/S (A)	2,238	848,107
Novo Nordisk A/S, B Shares	56,226	9,082,739
Novozymes A/S, B Shares	7,605	354,842
Orsted A/S (B)	6,401	606,830
Pandora A/S	3,090	276,189
ROCKWOOL A/S, B Shares	352	91,030
Tryg A/S	13,079	283,239
Vestas Wind Systems A/S (A)	34,397	914,524
		16,335,200
Egypt - 0.0%
Commercial International Bank Egypt SAE	103,464	171,598
Finland - 0.7%
Elisa OYJ	4,868	259,876
Fortum OYJ	16,798	224,800
Kesko OYJ, B Shares	9,211	173,464
Kone OYJ, B Shares	11,833	618,212
Metso Corp.	22,595	272,648
Neste OYJ	14,709	566,346
Nokia OYJ	128,632	538,951
Nokia OYJ (Euronext Paris Exchange)	56,247	234,734
Nordea Bank ABP	1,569	17,091
Nordea Bank ABP (Nasdaq Stockholm Exchange)	108,931	1,186,550
Orion OYJ, Class B	3,379	140,232
Sampo OYJ, A Shares	15,562	698,929
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Stora Enso OYJ, R Shares	20,482	$237,632
UPM-Kymmene OYJ	18,128	540,158
Wartsila OYJ ABP	15,222	171,643
		5,881,266
France - 7.7%
Accor SA	6,145	228,665
Aeroports de Paris	1,190	170,994
Air Liquide SA	17,904	3,210,823
Airbus SE	20,253	2,928,221
Alstom SA	12,058	359,941
Amundi SA (B)	2,415	142,675
Arkema SA	1,999	188,499
AXA SA	62,079	1,834,521
BioMerieux	1,432	150,357
BNP Paribas SA	37,731	2,381,057
Bollore SE	32,561	203,060
Bouygues SA	8,158	274,056
Bureau Veritas SA	10,297	282,499
Capgemini SE	5,786	1,095,539
Carrefour SA	20,223	383,242
Cie de Saint-Gobain	16,663	1,014,553
Cie Generale des Etablissements Michelin SCA	23,852	705,576
Covivio SA	2,350	111,014
Credit Agricole SA	41,336	490,819
Danone SA	22,299	1,366,563
Dassault Aviation SA	980	196,345
Dassault Systemes SE	22,638	1,003,114
Edenred	8,717	583,904
Eiffage SA	2,487	259,665
Engie SA	62,212	1,036,014
EssilorLuxottica SA	10,220	1,927,193
Eurazeo SE	1,666	117,296
Gecina SA	1,814	193,515
Getlink SE	12,097	205,866
Hermes International	1,082	2,351,970
Ipsen SA	1,496	180,083
Kering SA	2,569	1,418,603
Klepierre SA	8,046	199,897
La Francaise des Jeux SAEM (B)	3,888	153,027
Legrand SA	9,062	898,988
L'Oreal SA	8,231	3,839,574
LVMH Moet Hennessy Louis Vuitton SE	9,344	8,810,595
Orange SA	63,009	736,353
Pernod Ricard SA	7,161	1,582,404
Publicis Groupe SA	7,760	622,790
Remy Cointreau SA	936	150,248
Renault SA	7,048	297,381
Safran SA	11,681	1,830,531
Sanofi	38,398	4,133,777
Sartorius Stedim Biotech	1,029	256,997
Schneider Electric SE	17,968	3,264,375
Schneider Electric SE (Euronext London Exchange)	623	113,647
SEB SA	1,019	105,380
Societe Generale SA	24,614	640,119
Sodexo SA	3,211	353,588
Teleperformance	2,141	359,163
Thales SA	3,635	544,629
TotalEnergies SE	80,054	4,595,482
Unibail-Rodamco-Westfield (A)	3,595	189,616
Unibail-Rodamco-Westfield, CHESS Depositary Interest (A)	7,913	20,401
Valeo	7,687	165,188
Veolia Environnement SA	23,848	754,921

The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Vinci SA	17,984	$2,089,663
Vivendi SE	24,474	224,684
Wendel SE	1,176	120,783
Worldline SA (A)(B)	8,877	325,077
		64,375,520
Germany - 5.1%
adidas AG	5,518	1,071,201
Allianz SE	13,716	3,194,790
BASF SE	30,247	1,469,500
Bayer AG	33,683	1,864,529
Bayerische Motoren Werke AG	11,277	1,387,154
Bechtle AG	3,255	129,265
Beiersdorf AG	3,424	453,419
Brenntag SE	5,248	409,440
Carl Zeiss Meditec AG, Bearer Shares	1,435	155,188
Commerzbank AG	37,723	418,193
Continental AG	4,116	310,966
Covestro AG (A)(B)	7,081	368,444
Daimler Truck Holding AG	15,182	547,193
Delivery Hero SE (A)(B)	4,351	191,967
Deutsche Bank AG	65,587	689,503
Deutsche Boerse AG	6,468	1,194,090
Deutsche Lufthansa AG (A)	23,929	245,358
Deutsche Post AG	33,981	1,660,392
Deutsche Telekom AG	110,734	2,416,058
E.ON SE	76,314	974,868
Evonik Industries AG	8,081	153,982
Fresenius Medical Care AG & Company KGaA	6,818	325,841
Fresenius SE & Company KGaA	15,618	433,194
GEA Group AG	5,882	246,257
Hannover Rueck SE	1,990	422,475
Heidelberg Materials AG	4,919	404,533
HelloFresh SE (A)	4,739	117,208
Henkel AG & Company KGaA	3,884	273,412
Infineon Technologies AG	44,694	1,840,604
Knorr-Bremse AG	2,779	212,437
LEG Immobilien SE (A)	2,174	125,437
Mercedes-Benz Group AG	28,961	2,331,114
Merck KGaA	4,390	726,678
MTU Aero Engines AG	1,813	470,237
Muenchener Rueckversicherungs-Gesellschaft AG	4,786	1,796,729
Nemetschek SE	2,010	150,060
Puma SE	3,943	237,606
Rational AG	207	149,889
Rheinmetall AG	1,488	407,642
RWE AG	21,783	949,225
SAP SE	35,467	4,845,067
Scout24 SE (B)	2,538	160,823
Siemens AG	25,717	4,287,057
Siemens Energy AG (A)	15,127	267,473
Siemens Healthineers AG (B)	9,542	540,797
Symrise AG	4,743	497,317
Talanx AG	2,143	123,031
Telefonica Deutschland Holding AG	30,196	84,987
Volkswagen AG	999	166,982
Vonovia SE	21,505	419,986
Wacker Chemie AG	618	84,898
Zalando SE (A)(B)	5,865	169,142
		42,573,638
Greece - 0.1%
Alpha Services and Holdings SA (A)	74,045	121,283
Eurobank Ergasias Services and Holdings SA (A)	85,715	141,223
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Greece (continued)
FF Group (A)(E)	1,869	$3,059
Hellenic Telecommunications Organization SA	8,503	145,768
JUMBO SA	3,913	107,626
Motor Oil Hellas Corinth Refineries SA	2,077	52,581
Mytilineos SA	3,417	120,639
National Bank of Greece SA (A)	18,750	121,883
OPAP SA	7,073	123,341
Public Power Corp. SA (A)	6,989	79,709
		1,017,112
Hong Kong - 2.3%
AIA Group, Ltd.	394,000	4,001,661
Alibaba Health Information Technology, Ltd. (A)	162,000	98,034
Beijing Enterprises Holdings, Ltd.	19,786	71,785
Beijing Enterprises Water Group, Ltd.	198,000	47,101
BOC Hong Kong Holdings, Ltd.	132,328	405,364
Bosideng International Holdings, Ltd.	108,000	45,622
Budweiser Brewing Company APAC, Ltd. (B)	67,400	174,408
China Common Rich Renewable Energy Investments, Ltd. (A)(E)	428,695	11,762
China Everbright Environment Group, Ltd.	117,851	46,582
China Gas Holdings, Ltd.	104,200	119,505
China Jinmao Holdings Group, Ltd.	242,563	35,760
China Medical System Holdings, Ltd.	48,300	78,809
China Mengniu Dairy Company, Ltd. (A)	108,004	408,178
China Merchants Port Holdings Company, Ltd.	50,141	70,933
China Overseas Land & Investment, Ltd.	131,382	287,417
China Overseas Property Holdings, Ltd.	45,000	45,478
China Power International Development, Ltd.	185,000	68,244
China Resources Beer Holdings Company, Ltd.	55,979	369,922
China Resources Cement Holdings, Ltd.	88,000	36,401
China Resources Gas Group, Ltd.	30,000	102,882
China Resources Land, Ltd.	110,964	472,226
China Resources Power Holdings Company, Ltd.	68,244	154,570
China Ruyi Holdings, Ltd. (A)	156,000	36,767
China State Construction International Holdings, Ltd.	71,250	81,441
China Taiping Insurance Holdings Company, Ltd.	60,500	63,027
China Traditional Chinese Medicine Holdings Company, Ltd.	80,000	37,358
Chow Tai Fook Jewellery Group, Ltd.	80,800	145,700
CK Asset Holdings, Ltd.	73,046	405,899
CK Hutchison Holdings, Ltd.	97,163	593,019
CK Infrastructure Holdings, Ltd.	24,772	131,393
CLP Holdings, Ltd.	59,400	462,643
COSCO SHIPPING Ports, Ltd.	64,843	38,711
ESR Group, Ltd. (B)	75,200	129,513
Far East Horizon, Ltd.	66,000	52,354
Futu Holdings, Ltd., ADR (A)	1,700	67,558
Galaxy Entertainment Group, Ltd. (A)	80,000	509,657
GCL Technology Holdings, Ltd.	694,000	161,116
Geely Automobile Holdings, Ltd.	206,000	252,936
Guangdong Investment, Ltd.	99,220	85,700
Hang Lung Properties, Ltd.	74,326	115,017
Hang Seng Bank, Ltd.	27,319	389,449
Henderson Land Development Company, Ltd.	55,324	164,756
HKT Trust & HKT, Ltd.	145,233	169,105

The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Hong Kong & China Gas Company, Ltd.	404,091	$349,939
Hong Kong Exchanges & Clearing, Ltd.	41,214	1,561,558
Hongkong Land Holdings, Ltd.	44,100	172,442
Jardine Matheson Holdings, Ltd.	5,400	273,835
Kingboard Holdings, Ltd.	22,500	61,541
Kingboard Laminates Holdings, Ltd.	36,500	34,411
Kunlun Energy Company, Ltd.	134,000	105,560
Link REIT	90,646	504,637
MTR Corp., Ltd.	57,605	265,189
New World Development Company, Ltd.	57,618	142,406
Nine Dragons Paper Holdings, Ltd. (A)	55,000	33,958
Orient Overseas International, Ltd.	4,500	60,447
Power Assets Holdings, Ltd.	51,582	270,779
Prudential PLC	93,830	1,325,201
Shenzhen International Holdings, Ltd.	42,351	37,362
Shimao Group Holdings, Ltd. (A)(E)	41,500	21,068
Sino Biopharmaceutical, Ltd.	346,500	151,395
Sino Land Company, Ltd.	138,789	170,864
SITC International Holdings Company, Ltd.	52,000	95,221
Sun Hung Kai Properties, Ltd.	49,630	627,056
Swire Pacific, Ltd., Class A	18,163	139,540
Swire Properties, Ltd.	43,628	107,494
Techtronic Industries Company, Ltd.	49,500	541,313
Vinda International Holdings, Ltd.	12,000	29,914
Want Want China Holdings, Ltd.	163,000	108,411
WH Group, Ltd. (B)	320,343	170,606
Wharf Real Estate Investment Company, Ltd.	62,876	315,471
Xinyi Glass Holdings, Ltd.	71,000	110,996
Yuexiu Property Company, Ltd.	63,440	73,918
Yuexiu Real Estate Investment Trust	3,933	840
		19,109,135
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	12,392	108,497
OTP Bank NYRT	7,225	256,852
Richter Gedeon NYRT	4,794	118,352
		483,701
India - 4.0%
ABB India, Ltd.	1,809	97,622
ACC, Ltd.	2,508	55,613
Adani Enterprises, Ltd.	5,824	170,279
Adani Green Energy, Ltd. (A)	10,747	124,083
Adani Ports & Special Economic Zone, Ltd.	16,979	153,530
Adani Power, Ltd. (A)	26,354	80,565
Ambuja Cements, Ltd. (A)	22,913	119,488
Apollo Hospitals Enterprise, Ltd.	3,469	215,999
Asian Paints, Ltd.	12,839	526,898
AU Small Finance Bank, Ltd. (B)	5,380	49,604
Aurobindo Pharma, Ltd.	9,153	81,249
Avenue Supermarts, Ltd. (A)(B)	5,887	280,177
Axis Bank, Ltd.	80,176	966,109
Bajaj Auto, Ltd.	2,394	137,068
Bajaj Finance, Ltd.	9,199	806,120
Bajaj Finserv, Ltd.	13,150	245,457
Bajaj Holdings & Investment, Ltd.	912	77,920
Balkrishna Industries, Ltd.	2,904	83,765
Bandhan Bank, Ltd. (A)(B)	22,207	65,775
Bank of Baroda	35,251	81,983
Berger Paints India, Ltd.	8,085	67,026
Bharat Electronics, Ltd.	121,575	185,965
Bharat Forge, Ltd.	9,316	95,298
Bharat Petroleum Corp., Ltd.	29,814	132,779
Bharti Airtel, Ltd.	75,053	806,215
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Britannia Industries, Ltd.	3,618	$221,867
CG Power & Industrial Solutions, Ltd.	20,819	95,879
Cholamandalam Investment and Finance Company, Ltd.	13,536	188,850
Cipla, Ltd.	18,101	223,736
Coal India, Ltd.	53,104	149,616
Colgate-Palmolive India, Ltd.	4,075	84,101
Container Corp. of India, Ltd.	9,153	73,884
Dabur India, Ltd.	21,327	149,459
Divi's Laboratories, Ltd.	4,431	194,069
DLF, Ltd.	20,605	123,473
Dr. Reddy's Laboratories, Ltd., ADR	3,708	234,012
Eicher Motors, Ltd.	4,712	206,229
GAIL India, Ltd., GDR	14,931	116,507
Godrej Consumer Products, Ltd. (A)	11,997	158,332
Godrej Properties, Ltd. (A)	4,161	79,832
Grasim Industries, Ltd.	8,313	176,017
Havells India, Ltd.	7,516	117,683
HCL Technologies, Ltd.	32,359	469,193
HDFC Life Insurance Company, Ltd. (B)	32,478	256,940
Hero MotoCorp, Ltd.	4,200	149,036
Hindalco Industries, Ltd.	45,795	236,127
Hindustan Aeronautics, Ltd.	2,829	130,662
Hindustan Petroleum Corp., Ltd.	20,412	68,152
Hindustan Unilever, Ltd.	27,831	909,221
Housing Development Finance Corp., Ltd.	58,802	2,027,607
ICICI Bank, Ltd.	94,927	1,086,120
ICICI Bank, Ltd., ADR	41,314	953,527
ICICI Lombard General Insurance Company, Ltd. (B)	8,559	140,039
ICICI Prudential Life Insurance Company, Ltd. (B)	11,948	83,828
Indian Oil Corp., Ltd.	97,345	108,431
Indian Railway Catering & Tourism Corp., Ltd.	7,983	61,828
Indraprastha Gas, Ltd.	10,515	60,714
Info Edge India, Ltd.	2,660	145,748
Infosys, Ltd., ADR	113,913	1,830,582
InterGlobe Aviation, Ltd. (A)(B)	3,319	106,639
ITC, Ltd.	101,934	561,942
Jindal Steel & Power, Ltd.	13,940	99,063
JSW Steel, Ltd.	20,449	195,814
Jubilant Foodworks, Ltd.	12,635	77,240
Kotak Mahindra Bank, Ltd.	36,972	832,244
Larsen & Toubro, Ltd.	23,070	697,424
LTIMindtree, Ltd. (B)	3,348	212,273
Lupin, Ltd.	7,740	84,928
Mahindra & Mahindra, Ltd., GDR	28,458	503,967
Marico, Ltd.	17,795	115,535
Maruti Suzuki India, Ltd.	4,543	542,780
Max Healthcare Institute, Ltd. (A)	26,284	192,501
Mphasis, Ltd.	2,804	65,101
MRF, Ltd.	64	78,897
Muthoot Finance, Ltd.	4,018	60,887
Nestle India, Ltd.	1,140	318,948
NTPC, Ltd.	133,259	307,529
Oil & Natural Gas Corp., Ltd.	90,136	176,485
Page Industries, Ltd.	194	89,425
Petronet LNG, Ltd.	21,320	58,053
PI Industries, Ltd.	2,778	132,696
Pidilite Industries, Ltd.	5,254	167,217
Power Grid Corp. of India, Ltd.	108,193	335,765
Reliance Industries, Ltd.	19,318	602,895
Reliance Industries, Ltd., GDR (B)	42,342	2,636,842
Samvardhana Motherson International, Ltd.	55,959	58,509

The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
SBI Cards & Payment Services, Ltd.	7,827	$81,149
SBI Life Insurance Company, Ltd. (B)	15,378	245,912
Shree Cement, Ltd.	373	108,748
Shriram Finance, Ltd.	6,993	148,476
Siemens, Ltd.	2,378	109,559
Sona BLW Precision Forgings, Ltd. (B)	13,867	87,460
SRF, Ltd.	4,927	137,996
State Bank of India, GDR	5,914	414,390
Sun Pharmaceutical Industries, Ltd.	32,788	420,429
Tata Consultancy Services, Ltd.	31,616	1,276,029
Tata Consumer Products, Ltd.	22,130	232,492
Tata Elxsi, Ltd.	1,170	108,523
Tata Motors, Ltd. (A)	56,196	409,335
Tata Steel, Ltd., GDR	23,852	318,181
Tech Mahindra, Ltd.	18,130	251,070
The Indian Hotels Company, Ltd.	29,101	139,638
The Tata Power Company, Ltd.	47,830	129,716
Titan Company, Ltd.	12,240	456,849
Torrent Pharmaceuticals, Ltd.	3,534	82,185
Trent, Ltd.	6,052	130,025
Tube Investments of India, Ltd.	3,625	140,852
TVS Motor Company, Ltd.	7,300	118,297
UltraTech Cement, Ltd.	2,456	248,504
UltraTech Cement, Ltd., GDR	1,026	103,740
United Spirits, Ltd. (A)	10,125	112,839
UPL, Ltd.	17,118	143,706
Varun Beverages, Ltd.	15,526	152,712
Vedanta, Ltd.	25,335	86,291
Wipro, Ltd., ADR	51,326	242,259
Yes Bank, Ltd. (A)	334,558	66,592
Zomato, Ltd. (A)	144,678	132,481
		33,165,922
Indonesia - 0.5%
Adaro Energy Indonesia Tbk PT	315,000	46,881
Aneka Tambang Tbk	287,300	37,485
Astra International Tbk PT	679,000	307,980
Bank Central Asia Tbk PT	1,804,500	1,106,697
Bank Mandiri Persero Tbk PT	1,268,048	441,290
Bank Negara Indonesia Persero Tbk PT	276,500	169,647
Bank Rakyat Indonesia Persero Tbk PT	2,374,148	866,782
Barito Pacific Tbk PT	1,278,057	63,691
Charoen Pokphand Indonesia Tbk PT (A)	276,000	97,015
GoTo Gojek Tokopedia Tbk PT (A)	11,633,000	85,849
Indah Kiat Pulp & Paper Tbk PT	97,300	55,308
Indofood CBP Sukses Makmur Tbk PT	114,400	86,599
Indofood Sukses Makmur Tbk PT	147,500	72,326
Kalbe Farma Tbk PT	855,000	117,008
Merdeka Copper Gold Tbk PT (A)	511,905	104,792
Sarana Menara Nusantara Tbk PT	949,300	67,280
Semen Indonesia Persero Tbk PT	126,835	51,653
Sumber Alfaria Trijaya Tbk PT	567,500	97,787
Telkom Indonesia Persero Tbk PT	1,600,100	428,063
Telkom Indonesia Persero Tbk PT, ADR	358	9,548
Unilever Indonesia Tbk PT	332,500	94,663
United Tractors Tbk PT	55,279	85,732
Vale Indonesia Tbk PT	84,900	35,830
		4,529,906
Ireland - 0.9%
AerCap Holdings NV (A)	4,600	292,192
AIB Group PLC	36,515	153,677
Bank of Ireland Group PLC	36,548	348,941
CRH PLC	25,406	1,401,584
DCC PLC	3,819	213,641
Experian PLC	31,438	1,206,624
Flutter Entertainment PLC (A)	505	101,637
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ireland (continued)
Flutter Entertainment PLC (London Stock Exchange) (A)	5,220	$1,049,155
James Hardie Industries PLC, CHESS Depositary Interest (A)	15,679	418,253
Kerry Group PLC, Class A (London Stock Exchange)	5,738	554,533
Kingspan Group PLC	5,232	335,879
PDD Holdings, Inc., ADR (A)	17,100	1,182,294
Smurfit Kappa Group PLC	8,017	268,297
		7,526,707
Israel - 0.4%
Azrieli Group, Ltd.	1,424	80,450
Bank Hapoalim BM	40,928	337,517
Bank Leumi Le-Israel BM	54,437	407,929
Check Point Software Technologies, Ltd. (A)	3,516	441,680
CyberArk Software, Ltd. (A)	1,300	203,229
Elbit Systems, Ltd.	908	190,056
ICL Group, Ltd.	27,153	149,037
Isracard, Ltd.	1	2
Israel Discount Bank, Ltd., Class A	41,515	207,402
Mizrahi Tefahot Bank, Ltd.	5,543	185,356
Nice, Ltd. (A)	2,200	452,798
Teva Pharmaceutical Industries, Ltd. (A)	33,126	250,857
Teva Pharmaceutical Industries, Ltd., ADR (A)	5,800	43,674
Tower Semiconductor, Ltd. (A)	3,727	137,672
Wix.com, Ltd. (A)	1,900	148,656
		3,236,315
Italy - 1.4%
Amplifon SpA	4,902	179,805
Assicurazioni Generali SpA	34,297	697,465
Davide Campari-Milano NV	19,587	271,461
DiaSorin SpA	1,028	107,086
Enel SpA	277,871	1,873,529
Eni SpA	78,555	1,130,912
Ferrari NV	4,287	1,401,629
FinecoBank Banca Fineco SpA	22,882	308,007
Infrastrutture Wireless Italiane SpA (B)	13,854	182,877
Intesa Sanpaolo SpA	548,923	1,439,143
Mediobanca Banca di Credito Finanziario SpA	18,680	223,647
Moncler SpA	6,970	482,240
Nexi SpA (A)(B)	17,962	140,926
Poste Italiane SpA (B)	17,679	191,516
Prysmian SpA	9,656	403,851
Recordati Industria Chimica e Farmaceutica SpA	3,551	169,642
Snam SpA	75,312	393,608
Telecom Italia SpA (A)	387,741	109,317
Terna - Rete Elettrica Nazionale	47,611	406,083
UniCredit SpA	62,390	1,450,794
		11,563,538
Japan - 14.6%
Advantest Corp.	6,500	875,446
Aeon Company, Ltd.	24,100	493,484
AGC, Inc.	7,300	262,624
Aisin Corp.	4,600	142,052
Ajinomoto Company, Inc.	16,300	649,341
ANA Holdings, Inc. (A)	6,700	159,596
Asahi Group Holdings, Ltd.	16,700	647,957
Asahi Intecc Company, Ltd.	8,900	175,223
Asahi Kasei Corp.	46,700	316,209
Astellas Pharma, Inc.	63,300	942,694

The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Azbil Corp.	4,200	$132,930
Bandai Namco Holdings, Inc.	20,297	470,024
BayCurrent Consulting, Inc.	4,500	169,209
Bridgestone Corp.	19,300	792,877
Brother Industries, Ltd.	8,700	127,338
Canon, Inc.	33,800	888,489
Capcom Company, Ltd.	6,000	237,843
Central Japan Railway Company	4,900	613,928
Chubu Electric Power Company, Inc.	22,000	268,389
Chugai Pharmaceutical Company, Ltd.	22,700	646,474
Concordia Financial Group, Ltd.	39,100	152,876
CyberAgent, Inc.	14,400	105,267
Dai Nippon Printing Company, Ltd.	8,400	238,607
Daifuku Company, Ltd.	10,500	216,256
Dai-ichi Life Holdings, Inc.	34,000	646,677
Daiichi Sankyo Company, Ltd.	62,600	1,989,070
Daikin Industries, Ltd.	8,900	1,823,657
Daito Trust Construction Company, Ltd.	2,300	233,003
Daiwa House Industry Company, Ltd.	20,800	549,577
Daiwa House REIT Investment Corp.	78	149,553
Daiwa Securities Group, Inc.	45,100	232,401
Denso Corp.	14,700	991,546
Dentsu Group, Inc.	7,500	246,654
Disco Corp.	3,000	475,638
East Japan Railway Company	10,300	571,171
Eisai Company, Ltd.	8,800	596,412
ENEOS Holdings, Inc.	109,211	375,382
FANUC Corp.	32,500	1,140,934
Fast Retailing Company, Ltd.	6,000	1,538,849
Fuji Electric Company, Ltd.	4,600	202,515
FUJIFILM Holdings Corp.	12,200	726,915
Fujitsu, Ltd.	6,000	776,897
GLP J-REIT	165	162,747
GMO Payment Gateway, Inc.	1,500	117,659
Hakuhodo DY Holdings, Inc.	9,300	98,170
Hamamatsu Photonics KK	4,800	235,648
Hankyu Hanshin Holdings, Inc.	8,400	277,739
Hikari Tsushin, Inc.	800	114,825
Hirose Electric Company, Ltd.	1,223	162,823
Hitachi Construction Machinery Company, Ltd.	4,100	115,282
Hitachi, Ltd.	31,700	1,970,995
Honda Motor Company, Ltd.	52,100	1,578,310
Hoshizaki Corp.	3,800	136,430
Hoya Corp.	12,200	1,459,928
Hulic Company, Ltd.	15,600	133,668
Ibiden Company, Ltd.	3,600	204,831
Idemitsu Kosan Company, Ltd.	7,206	144,589
Iida Group Holdings Company, Ltd.	5,000	84,494
Inpex Corp.	32,800	360,356
Isuzu Motors, Ltd.	22,400	271,740
ITOCHU Corp.	40,600	1,612,695
Itochu Techno-Solutions Corp.	3,400	86,156
Japan Airlines Company, Ltd.	6,200	134,437
Japan Exchange Group, Inc.	18,100	316,723
Japan Metropolitan Fund Investment Corp.	259	173,293
Japan Post Bank Company, Ltd.	49,900	389,132
Japan Post Holdings Company, Ltd.	74,300	534,013
Japan Post Insurance Company, Ltd.	8,300	124,740
Japan Real Estate Investment Corp.	47	178,862
Japan Tobacco, Inc.	40,900	895,955
JFE Holdings, Inc.	18,300	261,627
JSR Corp.	6,000	172,417
Kajima Corp.	16,500	249,127
Kao Corp.	15,800	573,381
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kawasaki Kisen Kaisha, Ltd. (A)	4,700	$115,244
KDDI Corp.	50,600	1,562,686
Keio Corp.	3,700	116,389
Keisei Electric Railway Company, Ltd.	4,800	198,957
Keyence Corp.	6,596	3,134,134
Kikkoman Corp.	5,200	296,965
Kintetsu Group Holdings Company, Ltd.	6,200	214,720
Kirin Holdings Company, Ltd.	26,300	384,051
Kobayashi Pharmaceutical Company, Ltd.	1,800	97,873
Kobe Bussan Company, Ltd.	5,500	142,753
Koei Tecmo Holdings Company, Ltd.	3,900	67,554
Koito Manufacturing Company, Ltd.	7,000	127,030
Komatsu, Ltd.	32,000	865,537
Konami Group Corp.	3,700	194,032
Kose Corp.	1,200	115,355
Kubota Corp.	34,300	502,114
Kurita Water Industries, Ltd.	3,500	134,373
Kyocera Corp.	10,900	592,547
Kyowa Kirin Company, Ltd.	9,473	175,585
Lasertec Corp.	2,600	392,903
Lixil Corp.	9,000	114,553
M3, Inc.	16,200	353,235
Makita Corp.	7,800	220,477
Marubeni Corp.	52,800	899,924
MatsukiyoCocokara & Company	3,900	219,068
Mazda Motor Corp.	20,300	196,183
McDonald's Holdings Company Japan, Ltd.	2,600	101,105
MEIJI Holdings Company, Ltd.	7,400	165,248
MINEBEA MITSUMI, Inc.	12,500	237,083
MISUMI Group, Inc.	9,800	197,304
Mitsubishi Chemical Group Corp.	46,900	282,086
Mitsubishi Corp.	41,900	2,025,735
Mitsubishi Electric Corp.	66,500	940,100
Mitsubishi Estate Company, Ltd.	41,300	490,657
Mitsubishi HC Capital, Inc.	27,500	163,279
Mitsubishi Heavy Industries, Ltd.	11,700	546,452
Mitsubishi UFJ Financial Group, Inc.	386,400	2,848,183
Mitsui & Company, Ltd.	44,400	1,680,444
Mitsui Chemicals, Inc.	6,800	200,435
Mitsui Fudosan Company, Ltd.	30,800	613,887
Mitsui OSK Lines, Ltd.	12,000	288,710
Mizuho Financial Group, Inc.	82,110	1,255,090
MonotaRO Company, Ltd.	9,000	114,934
MS&AD Insurance Group Holdings, Inc.	15,500	548,891
Murata Manufacturing Company, Ltd.	19,600	1,125,842
NEC Corp.	8,800	426,910
Nexon Company, Ltd.	13,200	253,132
NGK Insulators, Ltd.	9,000	107,528
Nidec Corp.	14,100	776,987
Nintendo Company, Ltd.	35,200	1,604,709
Nippon Building Fund, Inc.	56	220,202
Nippon Express Holdings, Inc.	3,100	174,866
Nippon Paint Holdings Company, Ltd.	32,100	265,660
Nippon Prologis REIT, Inc.	80	160,784
Nippon Sanso Holdings Corp.	6,500	141,218
Nippon Shinyaku Company, Ltd.	1,700	69,553
Nippon Steel Corp.	27,800	581,834
Nippon Telegraph & Telephone Corp.	1,020,000	1,206,972
Nippon Yusen KK	18,000	399,756
Nissan Chemical Corp.	4,600	198,350
Nissan Motor Company, Ltd.	86,400	354,597
Nisshin Seifun Group, Inc.	7,400	91,470
Nissin Foods Holdings Company, Ltd.	2,200	181,907
Nitori Holdings Company, Ltd.	2,800	314,424

The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nitto Denko Corp.	5,400	$400,819
Nomura Holdings, Inc.	98,500	375,533
Nomura Real Estate Holdings, Inc.	4,500	106,986
Nomura Real Estate Master Fund, Inc.	151	174,161
Nomura Research Institute, Ltd.	12,546	346,614
NTT Data Corp.	22,500	315,470
Obayashi Corp.	22,500	194,588
Obic Company, Ltd.	2,600	417,322
Odakyu Electric Railway Company, Ltd.	10,900	146,057
Oji Holdings Corp.	30,000	112,172
Olympus Corp.	42,200	667,830
Omron Corp.	5,900	362,271
Ono Pharmaceutical Company, Ltd.	14,000	252,608
Open House Group Company, Ltd.	2,700	97,474
Oracle Corp.	1,500	111,560
Oriental Land Company, Ltd.	36,900	1,438,583
ORIX Corp.	41,400	754,979
Osaka Gas Company, Ltd.	13,800	211,524
Otsuka Corp.	3,800	148,016
Otsuka Holdings Company, Ltd.	13,600	498,871
Pan Pacific International Holdings Corp.	15,000	268,645
Panasonic Holdings Corp.	75,000	919,645
Persol Holdings Company, Ltd.	6,200	112,207
Rakuten Group, Inc.	29,700	103,491
Recruit Holdings Company, Ltd.	49,300	1,573,426
Renesas Electronics Corp. (A)	40,100	756,780
Resona Holdings, Inc.	78,000	373,462
Ricoh Company, Ltd.	18,600	158,507
Rohm Company, Ltd.	3,000	284,173
SBI Holdings, Inc.	9,513	183,467
SCSK Corp.	5,400	84,980
Secom Company, Ltd.	7,100	480,517
Seiko Epson Corp.	9,600	149,877
Sekisui Chemical Company, Ltd.	13,400	193,592
Sekisui House, Ltd.	21,400	432,271
Seven & i Holdings Company, Ltd.	25,700	1,110,296
SG Holdings Company, Ltd.	12,400	176,877
Sharp Corp. (A)	7,400	41,495
Shimadzu Corp.	9,000	278,178
Shimano, Inc.	2,600	435,259
Shimizu Corp.	21,600	136,758
Shin-Etsu Chemical Company, Ltd.	61,600	2,058,546
Shionogi & Company, Ltd.	9,700	409,141
Shiseido Company, Ltd.	13,600	616,484
Shizuoka Financial Group, Inc.	17,000	122,817
SMC Corp.	2,000	1,111,524
SoftBank Corp.	97,900	1,046,091
SoftBank Group Corp.	34,800	1,641,155
Sompo Holdings, Inc.	10,600	475,614
Sony Group Corp.	42,800	3,863,565
Square Enix Holdings Company, Ltd.	3,400	158,195
Subaru Corp.	23,000	433,177
SUMCO Corp.	12,900	183,015
Sumitomo Chemical Company, Ltd.	56,000	170,207
Sumitomo Corp.	38,300	812,534
Sumitomo Electric Industries, Ltd.	26,200	321,007
Sumitomo Metal Mining Company, Ltd.	9,200	296,996
Sumitomo Mitsui Financial Group, Inc.	44,700	1,915,817
Sumitomo Mitsui Trust Holdings, Inc.	11,300	400,874
Sumitomo Realty & Development Company, Ltd.	10,700	265,156
Suntory Beverage & Food, Ltd.	5,000	181,259
Suzuki Motor Corp.	13,600	493,174
Sysmex Corp.	6,200	424,681
T&D Holdings, Inc.	16,900	247,853
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Taisei Corp.	6,600	$230,593
Takeda Pharmaceutical Company, Ltd.	51,376	1,614,365
TDK Corp.	13,200	514,864
Terumo Corp.	23,500	748,467
The Chiba Bank, Ltd.	21,600	130,986
The Kansai Electric Power Company, Inc.	24,300	304,878
TIS, Inc.	7,800	195,432
Tobu Railway Company, Ltd.	6,800	182,330
Toho Company, Ltd.	4,067	154,910
Tokio Marine Holdings, Inc.	61,000	1,406,268
Tokyo Electric Power Company Holdings, Inc. (A)	50,400	184,858
Tokyo Electron, Ltd.	15,300	2,203,636
Tokyo Gas Company, Ltd.	13,900	303,265
Tokyu Corp.	17,900	215,890
Toppan, Inc.	8,300	179,377
Toray Industries, Inc.	50,800	283,231
Toshiba Corp.	13,300	417,345
Tosoh Corp.	9,300	110,002
TOTO, Ltd.	4,800	145,135
Toyota Industries Corp.	5,200	372,550
Toyota Motor Corp.	358,900	5,768,273
Toyota Tsusho Corp.	7,900	394,811
Trend Micro, Inc.	4,600	222,670
Unicharm Corp.	13,700	509,433
USS Company, Ltd.	7,770	128,638
Welcia Holdings Company, Ltd.	3,400	70,819
West Japan Railway Company	8,200	341,055
Yakult Honsha Company, Ltd.	4,943	312,625
Yamaha Corp.	4,700	181,048
Yamaha Motor Company, Ltd.	10,100	290,357
Yamato Holdings Company, Ltd.	11,000	199,384
Yaskawa Electric Corp.	8,300	382,656
Yokogawa Electric Corp.	7,886	145,979
Z Holdings Corp.	99,300	239,322
ZOZO, Inc.	4,800	99,574
		121,336,591
Jordan - 0.0%
Hikma Pharmaceuticals PLC	6,907	166,216
Luxembourg - 0.1%
ArcelorMittal SA	16,337	445,742
Eurofins Scientific SE	4,949	314,499
Reinet Investments SCA	5,229	115,991
Tenaris SA	18,379	274,933
		1,151,165
Macau - 0.0%
Sands China, Ltd. (A)	92,000	315,074
Malaysia - 0.4%
AMMB Holdings BHD	59,087	45,906
Axiata Group BHD	101,690	57,834
CelcomDigi BHD	110,800	97,650
CIMB Group Holdings BHD	205,428	222,986
Dialog Group BHD	166,000	73,427
Gamuda BHD	62,500	58,984
Genting BHD	72,900	63,530
Genting Malaysia BHD	105,700	55,800
Hong Leong Bank BHD	23,269	94,648
Hong Leong Financial Group BHD	6,104	23,105
IHH Healthcare BHD	60,500	76,410
Inari Amertron BHD	98,100	57,862
IOI Corp. BHD	114,466	91,640
Kuala Lumpur Kepong BHD	17,415	82,107
Malayan Banking BHD	163,714	302,875
Malaysia Airports Holdings BHD	34,649	51,117

The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Maxis BHD	67,200	$59,099
MISC BHD	45,780	70,289
Mr. D.I.Y Group M BHD (B)	80,550	27,483
Nestle Malaysia BHD	2,800	78,581
Petronas Chemicals Group BHD	99,800	128,482
Petronas Dagangan BHD	12,200	58,050
Petronas Gas BHD	21,200	75,876
PPB Group BHD	21,240	71,655
Press Metal Aluminium Holdings BHD	120,800	121,924
Public Bank BHD	486,890	401,998
QL Resources BHD	54,400	62,480
RHB Bank BHD	31,506	36,690
Sime Darby BHD	108,224	47,571
Sime Darby Plantation BHD	108,786	96,889
Telekom Malaysia BHD	43,415	45,732
Tenaga Nasional BHD	101,250	196,435
Top Glove Corp. BHD (A)	164,400	28,599
		3,063,714
Mexico - 0.8%
Alfa SAB de CV, Class A	98,000	60,631
America Movil SAB de CV (A)	1,069,632	1,161,054
Arca Continental SAB de CV	16,000	164,216
Banco del Bajio SA (B)	26,400	80,648
Cemex SAB de CV, Series CPO (A)	521,849	368,895
Coca-Cola Femsa SAB de CV	15,212	127,032
Fibra Uno Administracion SA de CV	90,200	131,688
Fomento Economico Mexicano SAB de CV	65,820	728,338
Gruma SAB de CV, Class B	7,685	123,399
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	14,200	255,554
Grupo Aeroportuario del Sureste SAB de CV, B Shares	6,560	183,379
Grupo Bimbo SAB de CV, Series A	44,984	241,621
Grupo Carso SAB de CV, Series A1	15,377	111,125
Grupo Financiero Banorte SAB de CV, Series O	88,162	725,301
Grupo Financiero Inbursa SAB de CV, Series O (A)	77,038	182,322
Grupo Mexico SAB de CV, Series B	104,066	500,358
Grupo Televisa SAB, Series CPO	80,326	82,405
Industrias Penoles SAB de CV (A)	4,883	68,440
Kimberly-Clark de Mexico SAB de CV, Class A	43,778	97,674
Operadora de Sites Mexicanos SAB de CV, Class A1	63,900	60,551
Orbia Advance Corp. SAB de CV	37,631	80,573
Promotora y Operadora de Infraestructura SAB de CV	5,800	58,207
Wal-Mart de Mexico SAB de CV	177,288	703,165
		6,296,576
Netherlands - 3.2%
ABN AMRO Bank NV (B)	13,718	213,223
Adyen NV (A)(B)	734	1,271,047
Aegon NV	63,955	324,661
Akzo Nobel NV	6,168	504,255
Argenx SE (A)	1,884	734,754
ASM International NV	1,586	673,424
ASML Holding NV	13,642	9,894,956
Euronext NV (B)	3,256	221,457
EXOR NV	3,992	356,385
Ferrovial SE	18,504	584,951
Heineken Holding NV	3,464	301,445
Heineken NV	8,829	907,947
IMCD NV	2,143	308,402
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
ING Groep NV	122,479	$1,651,217
JDE Peet's NV	4,248	126,398
Just Eat Takeaway.com NV (A)(B)	2,945	45,143
Koninklijke Ahold Delhaize NV	33,016	1,125,618
Koninklijke KPN NV	112,196	400,538
Koninklijke Philips NV (A)	32,815	711,026
NEPI Rockcastle NV	15,860	92,821
NN Group NV (C)	8,953	331,420
OCI NV (A)	3,599	86,445
Prosus NV (A)	27,259	1,996,295
QIAGEN NV (A)	8,350	375,333
Randstad NV	3,735	196,983
Stellantis NV	40,495	711,936
Stellantis NV (Euronext Paris Exchange)	34,423	605,115
Universal Music Group NV	26,829	596,002
Wolters Kluwer NV	9,066	1,151,144
		26,500,341
New Zealand - 0.2%
Auckland International Airport, Ltd. (A)	36,599	192,345
Fisher & Paykel Healthcare Corp., Ltd.	20,109	302,796
Mercury NZ, Ltd.	23,358	93,360
Meridian Energy, Ltd.	44,474	153,150
Spark New Zealand, Ltd.	67,539	211,350
Xero, Ltd. (A)	4,614	369,674
		1,322,675
Norway - 0.4%
Adevinta ASA (A)	8,335	54,772
Aker BP ASA	10,753	252,280
DNB Bank ASA	30,942	578,637
Equinor ASA	33,389	972,250
Gjensidige Forsikring ASA	6,934	111,082
Kongsberg Gruppen ASA	3,055	138,862
Mowi ASA	14,928	236,848
Norsk Hydro ASA	48,185	287,243
Orkla ASA	29,206	210,004
Salmar ASA	2,012	81,079
Telenor ASA	26,898	272,733
Yara International ASA	5,667	200,226
		3,396,016
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	8,064	59,270
Credicorp, Ltd.	2,434	359,356
		418,626
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	85,070	83,915
ACEN Corp. (A)	26,760	2,622
Ayala Corp.	8,920	101,444
Ayala Land, Inc.	253,800	112,276
Bank of the Philippine Islands	37,175	73,406
BDO Unibank, Inc.	92,568	231,798
International Container Terminal Services, Inc.	33,760	124,691
JG Summit Holdings, Inc.	89,355	72,188
Jollibee Foods Corp.	18,900	81,999
Manila Electric Company	8,090	49,152
Metropolitan Bank & Trust Company	65,642	66,411
PLDT, Inc.	3,730	88,362
SM Investments Corp.	8,302	139,549
SM Prime Holdings, Inc.	311,044	185,627
Universal Robina Corp.	30,280	75,588
		1,489,028
Poland - 0.2%
Allegro.eu SA (A)(B)	13,472	106,155

The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Poland (continued)
Bank Polska Kasa Opieki SA	5,522	$150,622
CD Projekt SA	2,349	89,524
Cyfrowy Polsat SA	6,360	25,837
Dino Polska SA (A)(B)	1,719	200,837
KGHM Polska Miedz SA	5,681	157,302
LPP SA	42	144,779
PGE Polska Grupa Energetyczna SA (A)	26,654	47,592
Polski Koncern Naftowy ORLEN SA	17,254	273,471
Powszechna Kasa Oszczednosci Bank Polski SA	32,873	292,572
Powszechny Zaklad Ubezpieczen SA	23,000	223,092
Santander Bank Polska SA (A)	1,219	116,729
		1,828,512
Portugal - 0.1%
EDP - Energias de Portugal SA	91,820	448,787
Galp Energia SGPS SA	18,673	218,211
Jeronimo Martins SGPS SA	9,675	266,533
		933,531
Russia - 0.0%
Gazprom PJSC, ADR (A)(E)	251,662	33,471
Gazprom PJSC, ADR (London Stock Exchange) (A)(E)	3,680	489
LUKOIL PJSC, ADR (A)(E)	23,756	40,480
MMC Norilsk Nickel PJSC, ADR (A)(E)	39,185	22,884
Mobile TeleSystems PJSC, ADR (A)(E)	20,264	4,093
Novatek PJSC, GDR (A)(E)	3,057	13,683
Rosneft Oil Company PJSC, GDR (A)(E)	30,000	30,000
Rosneft Oil Company PJSC, GDR (London Stock Exchange) (A)(E)	9,131	9,131
Sberbank of Russia PJSC, ADR (A)(E)	40,000	13,520
Sberbank of Russia PJSC, ADR (London Stock Exchange) (A)(E)	34,900	11,806
Severstal PAO, GDR (A)(E)	4,250	1,755
Surgutneftegas PJSC, ADR (A)(E)	22,274	2,762
Surgutneftegas PJSC, ADR (London Stock Exchange) (A)(E)	23,070	2,122
Tatneft PJSC, ADR (A)(E)	7,986	6,948
VTB Bank PJSC, GDR (A)(E)	50,760	711
		193,855
Saudi Arabia - 1.1%
ACWA Power Company	2,748	122,837
Advanced Petrochemical Company	4,529	53,710
Al Rajhi Bank	67,083	1,312,960
Alinma Bank	34,699	311,872
Almarai Company JSC	8,852	143,391
Arab National Bank	21,244	149,801
Bank AlBilad	17,420	180,710
Bank Al-Jazira	14,284	69,936
Banque Saudi Fransi	19,205	214,541
Bupa Arabia for Cooperative Insurance Company	1,226	60,761
Dar Al Arkan Real Estate Development Company (A)	18,814	77,710
Dr Sulaiman Al Habib Medical Services Group Company	2,961	226,545
Elm Company	812	126,440
Emaar Economic City (A)	13,598	34,070
Etihad Etisalat Company	13,413	172,066
Jarir Marketing Company	20,900	92,378
Mouwasat Medical Services Company	1,674	108,532
National Industrialization Company (A)	11,652	46,638
Rabigh Refining & Petrochemical Company (A)	14,852	45,905
Riyad Bank	42,488	383,650
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
SABIC Agri-Nutrients Company	5,901	$204,965
Sahara International Petrochemical Company	12,775	127,582
Saudi Arabian Mining Company (A)	45,750	516,848
Saudi Arabian Oil Company (B)	92,548	801,655
Saudi Awwal Bank	34,070	346,893
Saudi Basic Industries Corp.	30,455	720,924
Saudi Electricity Company	29,505	178,524
Saudi Industrial Investment Group	7,839	55,888
Saudi Kayan Petrochemical Company (A)	26,130	96,679
Saudi Research & Media Group (A)	1,230	62,089
Saudi Telecom Company	67,677	789,096
The Saudi Investment Bank	16,741	76,391
The Saudi National Bank	100,443	990,642
The Savola Group	9,302	103,462
Yanbu National Petrochemical Company	7,999	101,713
		9,107,804
Singapore - 0.9%
BOC Aviation, Ltd. (B)	7,400	59,978
CapitaLand Ascendas REIT	117,802	237,769
CapitaLand Integrated Commercial Trust	183,231	259,664
CapitaLand Investment, Ltd.	93,902	230,712
City Developments, Ltd.	16,600	82,801
DBS Group Holdings, Ltd.	61,654	1,439,792
Genting Singapore, Ltd.	226,200	157,724
Grab Holdings, Ltd., Class A (A)	63,200	216,776
Jardine Cycle & Carriage, Ltd.	3,400	87,672
JOYY, Inc., ADR	2,000	61,420
Keppel Corp., Ltd.	55,069	274,065
Mapletree Logistics Trust	124,150	149,321
Mapletree Pan Asia Commercial Trust	89,600	107,791
Oversea-Chinese Banking Corp., Ltd.	115,002	1,046,172
Sea, Ltd., ADR (A)	12,200	708,088
Seatrium, Ltd. (A)	1,050,993	97,480
Singapore Airlines, Ltd.	45,550	241,325
Singapore Exchange, Ltd.	30,900	220,045
Singapore Technologies Engineering, Ltd.	61,500	167,813
Singapore Telecommunications, Ltd.	294,940	546,279
United Overseas Bank, Ltd.	42,208	875,869
UOL Group, Ltd.	20,239	96,465
Venture Corp., Ltd.	11,100	121,187
Wilmar International, Ltd.	72,000	202,839
		7,689,047
South Africa - 0.9%
Absa Group, Ltd.	27,515	245,580
African Rainbow Minerals, Ltd.	5,157	54,408
Anglo American Platinum, Ltd.	1,813	81,954
AngloGold Ashanti, Ltd.	14,430	305,445
Aspen Pharmacare Holdings, Ltd.	13,036	127,163
Bid Corp., Ltd.	11,078	243,421
Capitec Bank Holdings, Ltd.	2,975	247,907
Clicks Group, Ltd.	8,355	115,987
Discovery, Ltd. (A)	16,080	124,623
Exxaro Resources, Ltd.	8,997	78,470
FirstRand, Ltd.	172,480	628,480
Gold Fields, Ltd.	29,492	410,009
Growthpoint Properties, Ltd.	109,582	67,828
Harmony Gold Mining Company, Ltd.	18,873	79,495
Impala Platinum Holdings, Ltd.	28,968	192,985
Kumba Iron Ore, Ltd.	2,164	50,857
Mr. Price Group, Ltd.	8,969	68,416
MTN Group, Ltd.	59,164	434,699
MultiChoice Group	15,717	79,794
Naspers, Ltd., N Shares	6,632	1,198,145
Nedbank Group, Ltd.	15,440	187,557

The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Northam Platinum Holdings, Ltd. (A)	11,870	$79,010
Old Mutual, Ltd.	182,601	118,298
OUTsurance Group, Ltd.	28,715	51,946
Pepkor Holdings, Ltd. (B)	56,996	49,955
Remgro, Ltd.	17,781	138,855
Sanlam, Ltd.	59,860	185,283
Sasol, Ltd.	19,396	240,302
Shoprite Holdings, Ltd.	16,492	197,815
Sibanye Stillwater, Ltd.	101,051	155,854
Standard Bank Group, Ltd.	43,543	411,112
The Bidvest Group, Ltd.	9,718	135,199
The Foschini Group, Ltd.	11,309	56,574
Vodacom Group, Ltd.	21,952	136,789
Woolworths Holdings, Ltd.	33,746	128,096
		7,108,311
South Korea - 3.1%
Amorepacific Corp.	975	72,574
BGF retail Company, Ltd.	90	11,955
Celltrion Healthcare Company, Ltd.	3,300	165,218
Celltrion Pharm, Inc. (A)	597	34,820
Celltrion, Inc.	3,299	385,061
CJ CheilJedang Corp.	210	43,033
CJ Corp.	456	23,662
CosmoAM&T Company, Ltd. (A)	778	111,116
Coway Company, Ltd.	2,324	77,660
DB Insurance Company, Ltd.	1,122	63,727
Doosan Bobcat, Inc.	1,103	49,304
Doosan Enerbility Company, Ltd. (A)	10,736	148,344
Ecopro BM Company, Ltd.	1,844	350,782
E-MART, Inc.	496	29,042
F&F Company, Ltd.	575	52,411
GS Holdings Corp.	1,749	48,749
Hana Financial Group, Inc.	11,216	334,826
Hankook Tire & Technology Company, Ltd.	1,937	50,819
Hanmi Pharm Company, Ltd.	149	35,008
Hanon Systems	4,656	32,464
Hanwha Aerospace Company, Ltd.	1,199	116,122
Hanwha Solutions Corp. (A)	3,077	99,226
HD Hyundai Company, Ltd.	1,555	70,972
HD Hyundai Heavy Industries Company, Ltd. (A)	609	61,204
HD Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	1,127	100,185
HLB, Inc. (A)	3,069	76,196
HMM Company, Ltd.	8,540	122,798
Hotel Shilla Company, Ltd.	1,060	59,320
HYBE Company, Ltd. (A)	560	120,773
Hyundai Engineering & Construction Company, Ltd.	2,649	77,004
Hyundai Glovis Company, Ltd.	539	81,149
Hyundai Mobis Company, Ltd.	2,223	393,576
Hyundai Motor Company	4,857	763,979
Hyundai Steel Company	2,875	74,085
Industrial Bank of Korea	5,941	46,735
Kakao Corp.	10,511	394,793
Kakao Games Corp. (A)	994	25,014
KakaoBank Corp.	3,982	72,391
Kangwon Land, Inc.	3,612	47,833
KB Financial Group, Inc.	12,892	467,911
KB Financial Group, Inc., ADR	430	15,652
Kia Corp.	8,833	595,000
Korea Aerospace Industries, Ltd.	1,710	69,449
Korea Electric Power Corp.	6,370	99,694
Korea Electric Power Corp., ADR	4,277	33,147
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Korea Investment Holdings Company, Ltd.	1,170	$46,145
Korea Zinc Company, Ltd.	350	130,002
Korean Air Lines Company, Ltd.	6,728	124,812
Krafton, Inc. (A)	733	109,166
KT&G Corp.	3,484	218,853
Kumho Petrochemical Company, Ltd.	614	62,087
L&F Company, Ltd.	748	139,215
LG Chem, Ltd.	1,553	790,573
LG Corp.	2,922	195,950
LG Display Company, Ltd. (A)	5,471	65,754
LG Display Company, Ltd., ADR (C)	2,417	14,647
LG Electronics, Inc.	3,973	384,541
LG Energy Solution, Ltd. (A)	1,199	505,489
LG H&H Company, Ltd.	358	125,109
LG Innotek Company, Ltd.	575	136,212
LG Uplus Corp.	9,062	73,941
Lotte Chemical Corp.	674	79,324
Lotte Energy Materials Corp.	767	28,276
Meritz Financial Group, Inc. (A)	2,407	76,316
Mirae Asset Securities Company, Ltd.	7,084	39,072
NAVER Corp.	4,194	587,097
NCSoft Corp.	550	123,857
Netmarble Corp. (A)(B)	515	19,341
NH Investment & Securities Company, Ltd.	3,944	28,688
Orion Corp.	569	51,892
Pan Ocean Company, Ltd.	9,148	36,162
Pearl Abyss Corp. (A)	1,020	41,042
POSCO Future M Company, Ltd.	883	238,228
POSCO Holdings, Inc.	2,484	735,145
Samsung Biologics Company, Ltd. (A)(B)	586	331,780
Samsung C&T Corp.	2,732	219,882
Samsung Electro-Mechanics Company, Ltd.	1,863	205,682
Samsung Electronics Company, Ltd.	162,209	8,931,760
Samsung Engineering Company, Ltd. (A)	6,723	144,983
Samsung Fire & Marine Insurance Company, Ltd.	1,218	212,548
Samsung Heavy Industries Company, Ltd. (A)	20,659	105,114
Samsung Life Insurance Company, Ltd.	2,349	120,136
Samsung SDI Company, Ltd.	1,864	951,823
Samsung SDS Company, Ltd.	1,018	95,426
Samsung Securities Company, Ltd.	1,475	40,484
Shinhan Financial Group Company, Ltd.	14,320	370,204
Shinhan Financial Group Company, Ltd., ADR	350	9,121
SK Biopharmaceuticals Company, Ltd. (A)	528	32,537
SK Bioscience Company, Ltd. (A)	763	46,285
SK Hynix, Inc.	18,713	1,644,207
SK IE Technology Company, Ltd. (A)(B)	601	44,526
SK Innovation Company, Ltd. (A)	1,900	230,345
SK Square Company, Ltd. (A)	3,395	114,673
SK, Inc.	1,269	143,948
SKC Company, Ltd.	859	64,074
S-Oil Corp.	1,876	95,321
Woori Financial Group, Inc.	16,990	152,619
Yuhan Corp.	1,359	62,384
		25,781,581
Spain - 1.6%
Acciona SA	843	143,133
ACS Actividades de Construccion y Servicios SA	8,191	288,028
Aena SME SA (B)	2,789	451,392
Amadeus IT Group SA (A)	15,345	1,168,531

The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Banco Bilbao Vizcaya Argentaria SA	207,178	$1,591,691
Banco Santander SA	533,925	1,976,669
Banco Santander SA (Mexican Stock Exchange)	22,856	80,117
CaixaBank SA	150,577	623,739
Cellnex Telecom SA (A)(B)	18,545	749,290
Corp ACCIONA Energias Renovables SA	2,249	75,241
EDP Renovaveis SA	9,513	190,104
EDP Renovaveis SA (BX Swiss Exchange)	126	2,512
Enagas SA	9,787	192,350
Endesa SA	12,378	265,975
Grifols SA (A)	11,763	150,906
Iberdrola SA	196,985	2,572,394
Industria de Diseno Textil SA	37,098	1,438,954
Naturgy Energy Group SA	4,969	148,129
Redeia Corp. SA	13,732	230,932
Repsol SA	44,917	653,274
Telefonica SA	183,426	744,704
		13,738,065
Sweden - 2.0%
Alfa Laval AB	9,840	358,940
Assa Abloy AB, B Shares	34,547	830,405
Atlas Copco AB, A Shares	92,584	1,336,624
Atlas Copco AB, B Shares	53,800	670,804
Beijer Ref AB	11,397	145,580
Boliden AB	9,749	282,508
Embracer Group AB (A)	21,941	54,869
Epiroc AB, A Shares	22,715	430,264
Epiroc AB, B Shares	14,979	242,442
EQT AB	12,034	231,675
Essity AB, B Shares	20,983	558,812
Evolution AB (B)	6,247	791,644
Fastighets AB Balder, B Shares (A)	24,258	88,823
Getinge AB, B Shares	8,639	151,560
Hennes & Mauritz AB, B Shares	25,173	432,908
Hexagon AB, B Shares	67,089	825,216
Holmen AB, B Shares	3,205	115,190
Husqvarna AB, B Shares	14,199	128,836
Industrivarden AB, A Shares	5,394	149,599
Industrivarden AB, C Shares	6,375	175,916
Indutrade AB	9,332	210,628
Investment AB Latour, B Shares	5,009	99,444
Investor AB, A Shares	14,766	295,517
Investor AB, B Shares	58,569	1,171,678
Kinnevik AB, B Shares (A)	8,775	121,723
L.E. Lundbergforetagen AB, B Shares	3,102	132,097
Lifco AB, B Shares	7,888	171,783
Nibe Industrier AB, B Shares	51,776	492,305
Saab AB, B Shares	2,710	146,709
Sagax AB, B Shares	6,422	126,997
Sandvik AB	36,214	707,049
Securitas AB, B Shares	20,108	165,162
Skandinaviska Enskilda Banken AB, A Shares	57,777	639,029
Skanska AB, B Shares	12,918	181,246
SKF AB, B Shares	11,531	200,933
Svenska Cellulosa AB SCA, B Shares	20,883	266,571
Svenska Handelsbanken AB, A Shares	50,274	420,907
Swedbank AB, A Shares	31,214	526,771
Swedish Orphan Biovitrum AB (A)	5,771	112,796
Tele2 AB, B Shares	17,728	146,616
Telefonaktiebolaget LM Ericsson, B Shares	100,604	546,611
Telia Company AB	91,625	201,012
Volvo AB, A Shares	8,008	170,679
Volvo AB, B Shares	51,555	1,066,932
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Volvo Car AB, B Shares (A)	20,359	$81,003
		16,404,813
Switzerland - 6.9%
ABB, Ltd.	53,671	2,111,463
Adecco Group AG	6,058	198,408
Alcon, Inc.	17,168	1,424,298
Bachem Holding AG	1,275	111,327
Baloise Holding AG	1,556	228,875
Banque Cantonale Vaudoise	1,029	108,688
Barry Callebaut AG	136	262,763
BKW AG	721	127,473
Chocoladefabriken Lindt & Spruengli AG	4	496,476
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	37	465,200
Cie Financiere Richemont SA, A Shares	17,834	3,029,426
Clariant AG (A)	8,258	119,465
Coca-Cola HBC AG (A)	8,067	240,638
DSM-Firmenich AG (A)	6,005	646,225
Dufry AG (A)	3,335	152,116
EMS-Chemie Holding AG	241	182,632
Geberit AG	1,218	638,334
Givaudan SA	317	1,051,470
Glencore PLC	361,179	2,047,848
Helvetia Holding AG	1,256	170,231
Holcim, Ltd. (A)	18,758	1,264,425
Julius Baer Group, Ltd.	7,301	460,748
Kuehne + Nagel International AG	1,851	548,316
Logitech International SA	5,565	332,148
Lonza Group AG	2,544	1,520,581
Nestle SA	93,056	11,193,856
Novartis AG	69,360	6,992,836
Partners Group Holding AG	768	724,102
Roche Holding AG	23,774	7,262,245
Roche Holding AG, Bearer Shares	911	299,153
Schindler Holding AG	806	181,436
Schindler Holding AG, Participation Certificates	1,378	323,564
SGS SA (A)	5,500	520,306
SIG Group AG (A)	10,451	288,727
Sika AG	4,942	1,415,392
Sonova Holding AG	1,838	490,447
STMicroelectronics NV	23,244	1,159,260
Straumann Holding AG	3,800	617,903
Swiss Life Holding AG	1,050	614,971
Swiss Prime Site AG	3,037	263,813
Swiss Re AG	10,244	1,032,214
Swisscom AG	886	552,989
Temenos AG	2,556	203,523
The Swatch Group AG	2,395	131,713
The Swatch Group AG, Bearer Shares	986	288,299
UBS Group AG	107,342	2,175,680
VAT Group AG (B)	1,010	418,356
Zurich Insurance Group AG	5,140	2,445,040
		57,535,399
Taiwan - 4.2%
Accton Technology Corp.	17,000	191,220
Acer, Inc.	99,018	99,911
Advantech Company, Ltd.	13,296	175,051
Airtac International Group	4,185	138,309
ASE Technology Holding Company, Ltd.	111,338	395,934
Asia Cement Corp.	72,863	104,024
Asustek Computer, Inc.	23,952	242,491
AUO Corp.	219,061	131,465
Catcher Technology Company, Ltd.	22,184	125,165
Cathay Financial Holding Company, Ltd.	285,373	396,167

The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Chailease Holding Company, Ltd.	47,255	$310,692
Chang Hwa Commercial Bank, Ltd.	116,003	69,538
Cheng Shin Rubber Industry Company, Ltd.	43,680	56,424
China Airlines, Ltd.	94,000	79,378
China Development Financial Holding Corp.	504,133	200,942
China Steel Corp.	403,388	381,454
Chunghwa Telecom Company, Ltd.	127,148	476,222
Compal Electronics, Inc.	139,764	131,453
CTBC Financial Holding Company, Ltd.	586,465	468,978
Delta Electronics, Inc.	64,866	718,867
E Ink Holdings, Inc.	29,000	210,955
E.Sun Financial Holding Company, Ltd.	456,912	382,815
Eclat Textile Company, Ltd.	6,259	100,647
eMemory Technology, Inc.	2,000	143,149
Eva Airways Corp.	86,000	110,331
Evergreen Marine Corp. Taiwan, Ltd.	33,826	101,969
Far Eastern New Century Corp.	109,875	118,148
Far EasTone Telecommunications Company, Ltd.	45,159	114,050
Feng TAY Enterprise Company, Ltd.	14,520	91,856
First Financial Holding Company, Ltd.	353,926	314,779
Formosa Chemicals & Fibre Corp.	117,212	252,808
Formosa Petrochemical Corp.	39,720	107,673
Formosa Plastics Corp.	128,086	352,834
Fubon Financial Holding Company, Ltd.	252,283	493,824
Giant Manufacturing Company, Ltd.	10,362	76,893
Global Unichip Corp.	3,000	155,275
Globalwafers Company, Ltd.	7,000	112,340
Hon Hai Precision Industry Company, Ltd.	426,368	1,550,163
Hotai Motor Company, Ltd.	10,000	261,695
Hua Nan Financial Holdings Company, Ltd.	296,225	211,493
Innolux Corp.	249,636	122,871
Inventec Corp.	89,899	124,980
Largan Precision Company, Ltd.	3,143	215,602
Lite-On Technology Corp.	70,626	235,180
MediaTek, Inc.	51,340	1,136,455
Mega Financial Holding Company, Ltd.	372,212	456,810
Micro-Star International Company, Ltd.	23,000	130,783
momo.com, Inc.	2,400	53,187
Nan Ya Plastics Corp.	171,992	401,195
Nan Ya Printed Circuit Board Corp.	8,000	68,256
Nanya Technology Corp.	37,000	84,351
Nien Made Enterprise Company, Ltd.	5,000	55,114
Novatek Microelectronics Corp.	19,361	265,830
Pegatron Corp.	66,989	161,283
PharmaEssentia Corp. (A)	7,000	76,359
Pou Chen Corp.	78,641	79,711
Powerchip Semiconductor Manufacturing Corp.	91,000	90,840
President Chain Store Corp.	19,496	177,044
Quanta Computer, Inc.	90,771	443,313
Realtek Semiconductor Corp.	14,999	187,017
Ruentex Development Company, Ltd.	57,600	66,682
Shin Kong Financial Holding Company, Ltd. (A)	411,790	117,946
SinoPac Financial Holdings Company, Ltd.	360,166	200,981
Synnex Technology International Corp.	45,928	85,662
Taishin Financial Holding Company, Ltd.	358,479	218,215
Taiwan Business Bank	206,000	94,423
Taiwan Cement Corp.	184,594	225,929
Taiwan Cooperative Financial Holding Company, Ltd.	305,010	275,217
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Taiwan High Speed Rail Corp.	66,000	$68,172
Taiwan Mobile Company, Ltd.	55,257	169,728
Taiwan Semiconductor Manufacturing Company, Ltd.	833,227	15,392,480
The Shanghai Commercial & Savings Bank, Ltd.	120,142	175,294
Unimicron Technology Corp.	40,000	227,467
Uni-President Enterprises Corp.	161,487	395,937
United Microelectronics Corp.	388,313	610,122
Vanguard International Semiconductor Corp.	31,000	88,037
Voltronic Power Technology Corp.	2,000	126,484
Walsin Lihwa Corp.	87,735	115,947
Wan Hai Lines, Ltd.	22,770	43,354
Win Semiconductors Corp.	11,000	58,263
Winbond Electronics Corp. (A)	102,000	90,218
Wistron Corp.	88,000	256,763
Wiwynn Corp.	3,000	137,107
WPG Holdings, Ltd.	47,840	84,174
Yageo Corp.	10,015	158,662
Yang Ming Marine Transport Corp.	60,000	121,850
Yuanta Financial Holding Company, Ltd.	334,582	248,834
Zhen Ding Technology Holding, Ltd.	19,000	64,249
		34,641,760
Thailand - 0.5%
Advanced Info Service PCL	40,400	244,106
Airports of Thailand PCL (A)	163,100	331,446
Bangkok Dusit Medical Services PCL, NVDR	387,300	303,711
Bangkok Expressway & Metro PCL, NVDR	354,600	85,617
Banpu PCL, NVDR	273,700	68,454
Berli Jucker PCL, NVDR	21,300	20,921
BTS Group Holdings PCL, NVDR	301,600	63,464
Bumrungrad Hospital PCL, NVDR	15,600	99,552
Central Pattana PCL, NVDR	64,400	119,237
Central Retail Corp. PCL	45,441	50,117
Charoen Pokphand Foods PCL	136,200	75,727
CP ALL PCL	184,600	325,868
CP ALL PCL, NVDR	12,300	21,713
CP Axtra PCL, NVDR	71,600	71,306
Delta Electronics Thailand PCL, NVDR	105,500	274,637
Electricity Generating PCL	7,600	28,004
Electricity Generating PCL, NVDR	1,400	5,159
Energy Absolute PCL	56,900	91,629
Gulf Energy Development PCL, NVDR	79,150	104,553
Home Product Center PCL	204,400	80,894
Indorama Ventures PCL, NVDR	54,900	53,147
Kasikornbank PCL, NVDR	20,000	73,202
Krung Thai Bank PCL	164,375	90,086
Krungthai Card PCL	30,800	43,092
Land & Houses PCL, NVDR	393,400	93,881
Minor International PCL, NVDR	131,483	127,320
Muangthai Capital PCL, NVDR	11,300	12,561
PTT Exploration & Production PCL	47,147	199,770
PTT Global Chemical PCL	87,373	92,019
PTT PCL	329,000	311,409
PTT PCL, NVDR	10,500	9,939
Ratch Group PCL, NVDR	19,200	19,378
SCB X PCL	23,348	70,298
Thai Oil PCL	50,886	63,669
The Siam Cement PCL	12,000	109,106
The Siam Cement PCL, NVDR	14,300	130,018
True Corp. PCL	269,362	49,923
		4,014,933

The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Turkey - 0.1%
Akbank TAS	100,286	$77,938
Aselsan Elektronik Sanayi Ve Ticaret AS	14,026	29,409
BIM Birlesik Magazalar AS	16,428	107,637
Eregli Demir ve Celik Fabrikalari TAS (A)	49,091	69,680
Ford Otomotiv Sanayi AS	2,390	70,022
Haci Omer Sabanci Holding AS	34,855	61,680
Hektas Ticaret TAS (A)	38,876	44,959
KOC Holding AS	25,423	101,808
Sasa Polyester Sanayi AS (A)	35,185	76,514
Turk Hava Yollari AO (A)	18,859	140,479
Turkcell Iletisim Hizmetleri AS	38,572	54,060
Turkiye Is Bankasi AS, Class C	134,602	72,497
Turkiye Petrol Rafinerileri AS	34,986	107,578
Turkiye Sise ve Cam Fabrikalari AS	47,094	80,626
Yapi ve Kredi Bankasi AS	100,953	50,443
		1,145,330
United Arab Emirates - 0.0%
NMC Health PLC (A)	4,471	9
United Kingdom - 8.9%
3i Group PLC	33,057	819,384
abrdn PLC	41,602	115,529
Admiral Group PLC	7,357	194,841
Anglo American PLC	44,317	1,261,863
Ashtead Group PLC	14,934	1,035,390
Associated British Foods PLC	13,433	340,163
AstraZeneca PLC	52,629	7,544,607
Auto Trader Group PLC (B)	31,085	241,361
Aviva PLC	96,832	487,187
BAE Systems PLC	103,325	1,218,333
Barclays PLC	540,046	1,055,031
Barratt Developments PLC	38,692	203,355
BP PLC	598,768	3,486,261
British American Tobacco PLC	72,982	2,424,864
BT Group PLC	237,392	369,414
Bunzl PLC	11,428	435,500
Burberry Group PLC	13,108	353,700
Centrica PLC	192,412	303,385
CNH Industrial NV	34,627	499,413
Coca-Cola Europacific Partners PLC	6,887	443,611
Compass Group PLC	59,046	1,653,477
Croda International PLC	5,146	367,860
Diageo PLC	76,297	3,280,091
Endeavour Mining PLC	6,282	150,867
Entain PLC	21,740	351,532
GSK PLC	138,567	2,455,767
Haleon PLC	173,209	710,933
Halma PLC	13,950	403,789
Hargreaves Lansdown PLC	13,764	142,681
HSBC Holdings PLC	679,102	5,377,034
Imperial Brands PLC	30,847	682,783
Informa PLC	48,542	448,198
InterContinental Hotels Group PLC	5,955	411,649
Intertek Group PLC	6,021	326,387
J Sainsbury PLC	55,808	190,779
JD Sports Fashion PLC	87,670	162,856
Johnson Matthey PLC	7,531	167,186
Kingfisher PLC	65,606	193,357
Land Securities Group PLC	25,882	189,246
Legal & General Group PLC	202,129	585,226
Lloyds Banking Group PLC	2,288,076	1,268,395
London Stock Exchange Group PLC	13,589	1,446,326
M&G PLC	75,877	184,659
Mondi PLC	13,861	211,470
Mondi PLC (Johannesburg Stock Exchange)	4,137	63,248
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
National Grid PLC	126,026	$1,670,903
NatWest Group PLC	195,705	598,172
Next PLC	4,131	362,232
Ocado Group PLC (A)	9,905	71,677
Pearson PLC	23,325	244,536
Persimmon PLC	11,973	156,005
Phoenix Group Holdings PLC	27,163	183,784
Reckitt Benckiser Group PLC	24,469	1,838,870
RELX PLC	41,592	1,387,542
RELX PLC (Euronext Amsterdam Exchange)	22,799	760,536
Rentokil Initial PLC	85,275	666,742
Rio Tinto PLC	38,611	2,453,723
Rolls-Royce Holdings PLC (A)	284,201	546,520
Schroders PLC	29,188	162,392
Segro PLC	33,962	309,728
Severn Trent PLC	9,413	306,867
Shell PLC	231,718	6,912,553
Smith & Nephew PLC	29,554	476,805
Smiths Group PLC	12,075	252,631
Spirax-Sarco Engineering PLC	2,735	360,485
SSE PLC	36,760	862,027
St. James's Place PLC	20,193	279,261
Standard Chartered PLC	85,374	742,763
Taylor Wimpey PLC	139,593	182,364
Tesco PLC	247,643	781,203
The Berkeley Group Holdings PLC	4,051	201,943
The British Land Company PLC	35,353	136,334
The Sage Group PLC	34,459	404,788
Unilever PLC	86,099	4,483,549
United Utilities Group PLC	23,160	283,189
Vodafone Group PLC	776,383	731,998
Whitbread PLC	7,669	330,125
Wise PLC, Class A (A)	20,804	173,892
WPP PLC	36,478	382,356
		73,957,483
United States - 0.1%
BeiGene, Ltd. (A)	22,100	303,026
Brookfield Renewable Corp., Class A	5,150	162,460
Legend Biotech Corp., ADR (A)	2,100	144,963
Southern Copper Corp.	2,874	206,181
		816,630
TOTAL COMMON STOCKS (Cost $631,751,190)		$805,100,829
PREFERRED SECURITIES - 0.9%
Brazil - 0.4%
Banco Bradesco SA	191,781	658,869
Banco BTG Pactual SA	4	7
Centrais Eletricas Brasileiras SA, B Shares	5,700	52,998
Cia Energetica de Minas Gerais	47,171	126,690
Gerdau SA	45,780	239,694
Itau Unibanco Holding SA	164,589	976,906
Itausa SA	170,619	343,504
Petroleo Brasileiro SA	165,151	1,018,527
		3,417,195
Germany - 0.3%
Bayerische Motoren Werke AG	2,090	238,166
Dr. Ing. h.c. F. Porsche AG (B)	3,890	483,251
Henkel AG & Company KGaA	5,727	458,025
Porsche Automobil Holding SE	5,695	343,235
Sartorius AG	833	288,601
Volkswagen AG	6,978	938,353
		2,749,631

The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
South Korea - 0.2%
Hyundai Motor Company	705	$58,349
Hyundai Motor Company, 2nd Preferred	1,197	99,975
LG Chem, Ltd.	162	43,521
Samsung Electronics Company, Ltd.	28,139	1,276,928
		1,478,773
TOTAL PREFERRED SECURITIES (Cost $7,334,326)		$7,645,599
RIGHTS - 0.0%
Shell PLC (A)(F)	240,460	69,132
TOTAL RIGHTS (Cost $69,132)		$69,132
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (A)	60,320	256
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (A)	30,160	94
TOTAL WARRANTS (Cost $0)		$350
SHORT-TERM INVESTMENTS - 1.5%
Short-term funds - 1.5%
Fidelity Government Portfolio, Institutional Class, 5.0243% (G)	11,937,660	11,937,660
John Hancock Collateral Trust, 5.1773% (G)(H)	34,627	346,087
TOTAL SHORT-TERM INVESTMENTS (Cost $12,283,739)		$12,283,747
Total Investments (International Equity Index Trust) (Cost $651,438,387) - 99.0%		$825,099,657
Other assets and liabilities, net - 1.0%		7,961,905
TOTAL NET ASSETS - 100.0%		$833,061,562
International Equity Index Trust (continued)
Currency Abbreviations
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 6-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	Strike price and/or expiration date not available.
(G)	The rate shown is the annualized seven-day yield as of 6-30-23.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	33	Long	Sep 2023	$3,520,691	$3,554,760	$34,069
Mini MSCI Emerging Markets Index Futures	245	Long	Sep 2023	12,311,748	12,219,375	(92,373)
MSCI Kuwait Index Futures	75	Long	Sep 2023	1,122,361	1,132,125	9,764
MSCI Qatar Index Futures	75	Long	Sep 2023	1,167,346	1,153,875	(13,471)
MSCI UAE Index Futures	60	Long	Sep 2023	2,096,752	2,139,900	43,148
						$(18,863)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
International Small Company Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.3%
Australia - 6.2%
A2B Australia, Ltd. (A)	9,047	$8,959
Accent Group, Ltd.	24,907	27,894
Adairs, Ltd.	7,392	7,817
Adbri, Ltd.	19,036	30,419
Ainsworth Game Technology, Ltd. (A)	10,192	7,134
Alcidion Group, Ltd. (A)	43,339	2,756
Alkane Resources, Ltd. (A)	25,036	11,859
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Alliance Aviation Services, Ltd. (A)	3,238	$6,212
Altium, Ltd.	425	10,525
AMA Group, Ltd. (A)	33,686	2,255
AMP, Ltd.	110,740	83,684
Ansell, Ltd.	4,270	76,308
Appen, Ltd. (A)	4,723	7,580
Arafura Rare Earths, Ltd. (A)	190,322	38,892

The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
ARB Corp., Ltd.	3,214	$61,661
Archer Materials, Ltd. (A)	10,038	4,003
Ardent Leisure Group, Ltd.	39,016	11,718
ARN Media, Ltd.	20,357	14,260
AUB Group, Ltd.	5,591	109,966
Audinate Group, Ltd. (A)	3,365	20,926
Aurelia Metals, Ltd. (A)	115,998	7,274
Aussie Broadband, Ltd. (A)	7,972	15,893
Austal, Ltd.	23,155	36,662
Australian Agricultural Company, Ltd. (A)	28,065	27,332
Australian Clinical Labs, Ltd.	5,715	13,129
Australian Finance Group, Ltd.	15,010	17,895
Australian Strategic Materials, Ltd. (A)	2,603	1,922
Auswide Bank, Ltd.	722	2,595
AVZ Minerals, Ltd. (A)(B)	98,026	38,201
Baby Bunting Group, Ltd.	5,551	5,106
Bank of Queensland, Ltd.	15,001	54,976
Bapcor, Ltd.	15,610	62,054
Base Resources, Ltd.	32,069	3,634
Beach Energy, Ltd.	52,650	47,469
Beacon Lighting Group, Ltd.	6,425	7,040
Bega Cheese, Ltd.	15,122	28,810
Bell Financial Group, Ltd.	10,635	6,647
Bellevue Gold, Ltd. (A)	54,153	46,326
Betmakers Technology Group, Ltd. (A)	14,102	1,233
Bigtincan Holdings, Ltd. (A)	29,230	9,963
Blackmores, Ltd.	313	19,721
Boral, Ltd. (A)	21,191	57,087
Bravura Solutions, Ltd.	32,221	10,110
Breville Group, Ltd.	4,635	61,955
Brickworks, Ltd.	3,876	69,014
Bubs Australia, Ltd. (A)	28,812	3,468
BWX, Ltd. (A)(B)	9,946	1,325
Calidus Resources, Ltd. (A)	34,959	3,994
Capitol Health, Ltd.	41,735	7,522
Capricorn Metals, Ltd. (A)	13,300	36,123
Carnarvon Energy, Ltd. (A)	51,813	4,493
Cash Converters International, Ltd.	14,501	2,188
Cedar Woods Properties, Ltd.	5,696	19,087
Champion Iron, Ltd.	10,715	43,613
City Chic Collective, Ltd. (A)	9,410	2,403
Clinuvel Pharmaceuticals, Ltd.	2,335	27,961
Clover Corp., Ltd.	8,155	6,521
Codan, Ltd.	5,320	28,611
Collins Foods, Ltd.	4,405	28,971
Cooper Energy, Ltd. (A)	158,205	15,829
Corporate Travel Management, Ltd.	4,156	49,905
Costa Group Holdings, Ltd.	18,556	33,768
Credit Corp. Group, Ltd.	3,047	40,472
CSR, Ltd.	25,551	88,622
Data#3, Ltd.	9,073	43,639
De Grey Mining, Ltd. (A)	62,572	56,700
Dicker Data, Ltd.	2,871	15,746
Domain Holdings Australia, Ltd.	11,859	30,223
Downer EDI, Ltd.	26,043	71,503
Eagers Automotive, Ltd.	7,533	68,141
Elders, Ltd.	6,553	28,789
Emeco Holdings, Ltd.	22,924	9,943
Emerald Resources NL (A)	28,411	38,930
EML Payments, Ltd. (A)	16,327	6,866
Enero Group, Ltd.	3,952	3,844
EQT Holdings, Ltd.	975	16,844
Estia Health, Ltd.	11,708	23,123
EVT, Ltd.	5,448	42,737
Finbar Group, Ltd.	8,370	3,685
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
FleetPartners Group, Ltd. (A)	16,681	$28,756
Fleetwood, Ltd. (A)	8,058	12,079
Flight Centre Travel Group, Ltd. (A)	6,231	79,434
Frontier Digital Ventures, Ltd. (A)	11,391	3,006
G8 Education, Ltd.	51,376	35,717
Galan Lithium, Ltd. (A)	15,105	8,851
Gold Road Resources, Ltd.	44,651	44,734
GrainCorp, Ltd., Class A	9,793	51,235
Grange Resources, Ltd.	21,083	7,552
GUD Holdings, Ltd.	7,010	41,399
GWA Group, Ltd.	12,453	14,535
Hansen Technologies, Ltd.	11,735	40,556
Harvey Norman Holdings, Ltd.	15,169	35,282
Healius, Ltd.	23,643	50,348
Helia Group, Ltd.	18,245	42,103
Highfield Resources, Ltd. (A)	13,495	4,912
HUB24, Ltd.	3,277	56,023
Humm Group, Ltd.	28,024	8,721
Imdex, Ltd.	25,654	32,425
Infomedia, Ltd.	17,584	18,761
Inghams Group, Ltd.	20,588	36,049
Insignia Financial, Ltd.	33,498	63,211
Integral Diagnostics, Ltd.	13,604	29,794
Integrated Research, Ltd. (A)	3,367	867
InvoCare, Ltd.	6,357	53,519
Ioneer, Ltd. (A)	61,614	14,069
IPH, Ltd.	10,144	53,193
IRESS, Ltd.	7,892	54,177
IVE Group, Ltd.	11,452	17,579
JB Hi-Fi, Ltd.	1,065	31,169
Johns Lyng Group, Ltd.	11,256	40,073
Jumbo Interactive, Ltd.	2,253	21,502
Jupiter Mines, Ltd.	116,266	15,106
Karoon Energy, Ltd. (A)	31,460	41,476
Kelsian Group, Ltd.	2,989	14,524
Kogan.com, Ltd. (A)	1,950	6,336
Lifestyle Communities, Ltd.	4,254	44,631
Link Administration Holdings, Ltd.	18,547	20,701
Lovisa Holdings, Ltd.	3,846	49,777
MA Financial Group, Ltd.	4,146	14,104
Macmahon Holdings, Ltd.	112,440	11,579
Macquarie Technology Group, Ltd. (A)	246	11,211
Magellan Financial Group, Ltd.	1,591	10,136
Mayne Pharma Group, Ltd.	4,957	14,583
McMillan Shakespeare, Ltd.	3,346	40,357
McPherson's, Ltd.	9,168	2,406
Megaport, Ltd. (A)	4,765	23,216
Mesoblast, Ltd. (A)	12,985	9,915
Metals X, Ltd. (A)	48,765	9,311
Metcash, Ltd.	19,813	49,736
Michael Hill International, Ltd.	16,629	9,913
MMA Offshore, Ltd. (A)	25,635	19,680
Monadelphous Group, Ltd.	5,646	44,169
Monash IVF Group, Ltd.	21,798	16,657
Mount Gibson Iron, Ltd. (A)	19,096	5,549
Myer Holdings, Ltd.	63,302	25,001
MyState, Ltd.	5,689	12,033
Nanosonics, Ltd. (A)	11,541	36,707
Navigator Global Investments, Ltd.	11,684	10,323
Netwealth Group, Ltd.	4,931	45,787
New Hope Corp., Ltd.	17,528	56,782
Newcrest Mining, Ltd. (Toronto Stock Exchange)	2,787	49,628
nib holdings, Ltd.	22,359	126,100
Nick Scali, Ltd.	5,272	32,137

The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Nickel Industries, Ltd.	57,059	$33,959
Nine Entertainment Company Holdings, Ltd.	57,796	76,036
Novonix, Ltd. (A)	10,082	6,672
NRW Holdings, Ltd.	25,786	43,574
Nufarm, Ltd.	21,032	71,615
Objective Corp., Ltd.	921	8,462
OceanaGold Corp.	38,000	74,867
OFX Group, Ltd. (A)	14,134	18,661
Omni Bridgeway, Ltd. (A)	15,737	27,485
oOh!media, Ltd.	31,712	25,009
Orora, Ltd.	40,091	88,083
Pacific Current Group, Ltd.	1,717	8,481
Pact Group Holdings, Ltd.	11,275	4,970
Paladin Energy, Ltd. (A)	119,046	58,550
Panoramic Resources, Ltd. (A)	68,650	4,242
Pantoro, Ltd. (A)	92,251	4,461
Peet, Ltd.	13,800	11,378
PeopleIN, Ltd.	4,962	7,775
Perenti, Ltd. (A)	35,432	24,281
Perpetual, Ltd.	3,957	68,429
Perseus Mining, Ltd.	68,083	75,632
PEXA Group, Ltd. (A)	4,479	40,766
Pinnacle Investment Management Group, Ltd.	5,460	36,704
Platinum Asset Management, Ltd.	22,136	25,736
Poseidon Nickel, Ltd. (A)	71,048	1,759
Praemium, Ltd.	28,131	12,727
Premier Investments, Ltd.	3,053	41,422
Propel Funeral Partners, Ltd.	2,859	7,992
PSC Insurance Group, Ltd.	5,616	20,559
PWR Holdings, Ltd.	4,736	27,440
Ramelius Resources, Ltd.	38,169	32,456
ReadyTech Holdings, Ltd. (A)	4,809	10,608
Red 5, Ltd. (A)	261,310	33,483
Redbubble, Ltd. (A)	13,929	3,444
Regis Healthcare, Ltd.	9,267	13,703
Regis Resources, Ltd.	35,749	44,072
Resolute Mining, Ltd. (A)	88,090	23,160
Ridley Corp., Ltd.	19,540	26,047
RPMGlobal Holdings, Ltd. (A)	6,670	6,560
Sandfire Resources, Ltd. (A)	21,317	84,648
Select Harvests, Ltd.	7,081	19,598
Servcorp, Ltd.	3,171	6,333
Service Stream, Ltd.	27,275	14,728
Seven West Media, Ltd. (A)	85,038	21,350
SG Fleet Group, Ltd.	8,938	13,713
Sierra Rutile Holdings, Ltd. (A)	14,764	2,474
Sigma Healthcare, Ltd.	86,903	48,749
Silver Lake Resources, Ltd. (A)	48,508	31,629
Silver Mines, Ltd. (A)	77,466	9,375
Sims, Ltd.	7,974	84,119
SmartGroup Corp., Ltd.	8,029	42,539
SolGold PLC (A)	65,333	13,161
Solvar, Ltd.	9,169	9,469
Southern Cross Media Group, Ltd.	17,291	9,967
SRG Global, Ltd.	35,644	17,852
St. Barbara, Ltd. (A)	33,249	10,800
Super Retail Group, Ltd.	7,649	58,525
Superloop, Ltd. (A)	22,967	8,884
Symbio Holdings, Ltd.	2,522	3,396
Syrah Resources, Ltd. (A)	49,135	29,866
Tabcorp Holdings, Ltd.	93,926	69,670
Technology One, Ltd.	7,370	77,283
Temple & Webster Group, Ltd. (A)	4,468	17,647
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Ten Sixty Four, Ltd. (B)	8,127	$3,086
Terracom, Ltd.	32,978	9,256
The Reject Shop, Ltd. (A)	2,561	7,768
The Star Entertainment Group, Ltd. (A)	71,717	55,401
Tyro Payments, Ltd. (A)	10,423	7,966
United Malt Grp, Ltd. (A)	15,585	45,832
Viva Energy Group, Ltd. (C)	23,650	47,528
Vulcan Energy Resources, Ltd. (A)	3,849	10,819
Webjet, Ltd. (A)	16,369	75,664
West African Resources, Ltd. (A)	42,178	24,641
Westgold Resources, Ltd. (A)	18,696	18,144
Zip Company, Ltd. (A)	18,285	5,070
		6,181,877
Austria - 1.5%
Addiko Bank AG (A)	668	8,886
Agrana Beteiligungs AG	724	13,713
ams AG (A)(D)	11,874	85,575
ANDRITZ AG	2,906	162,068
AT&S Austria Technologie & Systemtechnik AG (D)	1,188	42,682
BAWAG Group AG (A)(C)	3,812	175,742
CA Immobilien Anlagen AG (D)	1,426	41,352
DO & Company AG (A)	278	37,985
EVN AG	2,014	44,564
Fabasoft AG	599	12,377
FACC AG (A)	1,116	7,421
IMMOFINANZ AG (A)	1,270	23,518
Kapsch TrafficCom AG (A)	191	2,385
Kontron AG (D)	2,318	45,854
Lenzing AG (A)(D)	391	19,158
Mayr Melnhof Karton AG	378	55,417
Oesterreichische Post AG (D)	1,378	49,201
Palfinger AG	876	26,665
POLYTEC Holding AG (D)	995	5,119
Porr AG	876	12,395
Raiffeisen Bank International AG (A)	6,265	99,419
RHI Magnesita NV	1,095	37,039
RHI Magnesita NV (London Stock Exchange)	545	18,366
Rosenbauer International AG (A)(D)	174	5,769
Schoeller-Bleckmann Oilfield Equipment AG	710	41,124
Semperit AG Holding (D)	822	18,737
Telekom Austria AG (A)	4,436	32,828
UBM Development AG (D)	411	11,756
UNIQA Insurance Group AG	3,329	26,710
Vienna Insurance Group AG	1,157	30,250
voestalpine AG	4,895	175,909
Wienerberger AG	4,676	143,136
Zumtobel Group AG	2,545	20,521
		1,533,641
Belgium - 1.5%
Ackermans & van Haaren NV	982	161,684
AGFA-Gevaert NV (A)	6,780	16,658
Atenor (D)	222	6,353
Azelis Group NV	898	20,489
Barco NV	3,257	81,254
Bekaert SA	1,389	62,953
Biocartis Group NV (A)(C)(D)	4,063	1,611
bpost SA	4,236	18,611
Cie d'Entreprises CFE	416	4,203
Deceuninck NV	2,515	6,263
Deme Group NV (A)	416	56,837
Econocom Group SA/NV	6,435	18,636
Etablissements Franz Colruyt NV	2,147	80,072

The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Belgium (continued)
Euronav NV	4,264	$64,696
Euronav NV (New York Stock Exchange)	2,324	35,371
EVS Broadcast Equipment SA	811	18,941
Exmar NV	1,567	18,250
Fagron	2,712	45,665
Galapagos NV (A)	1,566	63,715
Gimv NV	1,044	49,756
Immobel SA	209	7,942
Ion Beam Applications	1,305	21,777
Kinepolis Group NV	585	26,347
Lotus Bakeries NV	21	166,742
Melexis NV	863	84,745
Ontex Group NV (A)	3,927	29,520
Orange Belgium SA (A)	417	6,314
Proximus SADP	6,084	45,370
Recticel SA	2,296	27,337
Sipef NV	420	25,984
Telenet Group Holding NV	1,717	38,691
Tessenderlo Group SA	1,111	36,397
Van de Velde NV	377	13,587
VGP NV	462	45,200
Viohalco SA	7,173	45,796
X-Fab Silicon Foundries SE (A)(C)	3,484	37,743
		1,491,510
Bermuda - 0.2%
Hiscox, Ltd.	14,943	207,172
Cambodia - 0.0%
NagaCorp, Ltd. (A)	52,981	28,000
Canada - 10.9%
5N Plus, Inc. (A)	3,515	8,650
Acadian Timber Corp.	800	10,157
Advantage Energy, Ltd. (A)	9,000	58,766
Aecon Group, Inc.	3,200	29,880
Africa Oil Corp.	22,402	47,687
Ag Growth International, Inc.	1,100	42,074
AGF Management, Ltd., Class B	4,298	25,501
Aimia, Inc. (A)	7,777	19,373
AirBoss of America Corp.	1,500	7,756
Alamos Gold, Inc., Class A	22,405	266,881
Algoma Central Corp.	700	8,005
Altius Minerals Corp.	1,700	28,103
Altus Group, Ltd.	2,318	76,867
Amerigo Resources, Ltd.	13,502	15,696
Andlauer Healthcare Group, Inc. (D)	1,218	40,914
Andrew Peller, Ltd., Class A (D)	2,300	7,118
Aritzia, Inc. (A)	4,845	134,515
Ascot Resources, Ltd. (A)	13,700	5,378
Atco, Ltd., Class I	2,918	86,874
Athabasca Oil Corp. (A)	35,674	77,286
ATS Corp. (A)	4,247	195,399
AutoCanada, Inc. (A)	1,985	28,799
B2Gold Corp.	50,543	180,081
B2Gold Corp. (NYSE American Exchange)	5,393	19,253
Badger Infrastructure Solutions, Ltd.	1,832	37,200
Ballard Power Systems, Inc. (A)(D)	9,718	42,547
Bausch Health Companies, Inc. (A)	5,200	41,608
Baytex Energy Corp. (A)	19,253	62,784
Birch Mountain Resources, Ltd. (A)(B)	9,200	1
Birchcliff Energy, Ltd.	11,933	70,621
Bird Construction, Inc.	4,995	31,823
Black Diamond Group, Ltd.	2,750	12,559
BlackBerry, Ltd. (A)	17,634	97,704
BMTC Group, Inc.	500	6,039
Bombardier, Inc., Class B (A)	3,969	195,671
Boralex, Inc., Class A	3,277	89,225
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Boyd Group Services, Inc.	1,160	$221,317
Brookfield Infrastructure Corp., Class A	1,086	49,523
Calian Group, Ltd.	605	28,100
Calibre Mining Corp. (A)	11,500	12,066
Canaccord Genuity Group, Inc.	5,281	33,287
Canacol Energy, Ltd.	1,513	12,026
Canada Goose Holdings, Inc. (A)(D)	2,213	39,390
Canadian Western Bank	5,015	93,581
Canfor Corp. (A)	2,404	43,153
Canfor Pulp Products, Inc. (A)	2,715	4,181
Capital Power Corp.	6,027	191,536
Capstone Copper Corp. (A)	29,467	133,683
Cardinal Energy, Ltd.	5,530	27,467
Cascades, Inc.	5,723	50,502
Celestica, Inc. (A)	3,019	43,824
Celestica, Inc. (New York Stock Exchange) (A)	3,200	46,400
Centerra Gold, Inc.	9,077	54,404
CES Energy Solutions Corp.	18,429	36,448
China Gold International Resources Corp., Ltd.	18,050	68,262
CI Financial Corp.	6,700	76,066
Cineplex, Inc. (A)	1,227	8,216
Cogeco Communications, Inc.	563	30,042
Cogeco, Inc.	445	18,767
Colliers International Group, Inc.	980	96,169
Computer Modelling Group, Ltd.	4,420	22,221
Corby Spirit and Wine, Ltd.	700	7,503
Corus Entertainment, Inc., B Shares	11,806	11,675
Crescent Point Energy Corp.	9,419	63,421
Crescent Point Energy Corp. (New York Stock Exchange)	16,800	113,064
Crew Energy, Inc. (A)	8,100	33,262
Cronos Group, Inc. (A)	5,470	10,777
Cronos Group, Inc. (Nasdaq Exchange) (A)	7,260	14,302
Denison Mines Corp. (A)	33,624	42,133
Dexterra Group, Inc.	1,621	7,024
Doman Building Materials Group, Ltd.	3,600	17,800
Dorel Industries, Inc., Class B (A)	1,800	6,237
DREAM Unlimited Corp., Class A	1,350	21,023
Dundee Precious Metals, Inc.	7,687	50,773
Dye & Durham, Ltd.	590	8,066
E-L Financial Corp., Ltd.	100	69,934
Eldorado Gold Corp. (A)	9,374	94,890
Endeavour Silver Corp. (A)	6,945	20,184
Enerflex, Ltd.	6,400	43,577
Enerplus Corp.	10,813	156,716
Enghouse Systems, Ltd.	1,800	43,738
Ensign Energy Services, Inc. (A)(D)	9,800	13,982
EQB, Inc.	1,392	73,554
Equinox Gold Corp. (A)	12,552	57,513
ERO Copper Corp. (A)	2,900	58,668
Evertz Technologies, Ltd.	1,900	19,721
Exchange Income Corp.	568	22,471
Exco Technologies, Ltd.	1,500	9,036
Extendicare, Inc.	6,230	33,531
Fiera Capital Corp.	5,935	28,941
Finning International, Inc.	7,281	223,967
Firm Capital Mortgage Investment Corp.	1,100	8,478
First Majestic Silver Corp.	9,281	52,474
First Majestic Silver Corp. (New York Stock Exchange)	1,582	8,938
First Mining Gold Corp. (A)	39,000	5,005
First National Financial Corp.	700	20,063
Fission Uranium Corp. (A)	19,500	8,979

The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Fortuna Silver Mines, Inc. (A)	14,300	$46,524
Freehold Royalties, Ltd.	5,429	55,079
Frontera Energy Corp. (A)	2,200	18,284
Galiano Gold, Inc. (A)	6,600	3,986
Gamehost, Inc.	100	710
GDI Integrated Facility Services, Inc. (A)	300	9,448
Gibson Energy, Inc.	6,006	94,437
goeasy, Ltd.	372	31,052
GoGold Resources, Inc. (A)	5,300	6,081
Gran Tierra Energy, Inc. (A)	2,516	12,307
Guardian Capital Group, Ltd., Class A	1,100	34,875
Hanfeng Evergreen, Inc. (A)(B)	200	0
Headwater Exploration, Inc.	9,290	44,530
Heroux-Devtek, Inc. (A)	2,700	31,265
High Liner Foods, Inc.	1,773	18,617
HLS Therapeutics, Inc.	700	3,044
Home Capital Group, Inc.	3,379	109,959
Hudbay Minerals, Inc.	13,410	64,279
IAMGOLD Corp. (A)	24,627	65,251
Imperial Metals Corp. (A)(D)	5,060	7,066
Information Services Corp.	800	12,796
Innergex Renewable Energy, Inc.	8,000	74,520
Interfor Corp. (A)	2,920	55,061
International Petroleum Corp. (A)	337	2,760
International Petroleum Corp. (Nasdaq Stockholm Exchange) (A)	3,496	28,628
International Tower Hill Mines, Ltd. (A)	2,300	955
Jamieson Wellness, Inc. (C)	2,200	49,837
K92 Mining, Inc. (A)	1,930	8,377
KAB Distribution, Inc. (A)(B)	7,076	0
Karora Resources, Inc. (A)	4,800	14,674
K-Bro Linen, Inc.	600	14,185
Kelt Exploration, Ltd. (A)	10,445	44,074
Keyera Corp.	806	18,587
Kinaxis, Inc. (A)	346	49,442
Knight Therapeutics, Inc. (A)	5,400	20,137
Labrador Iron Ore Royalty Corp.	2,318	54,383
Largo, Inc. (A)	780	3,309
Lassonde Industries, Inc., Class A	200	15,786
Laurentian Bank of Canada	1,514	37,783
Leon's Furniture, Ltd.	1,883	31,200
Lightspeed Commerce, Inc. (A)	5,593	94,613
Linamar Corp.	1,966	103,320
Logan Energy Corp. (A)(B)	1,796	0
Logistec Corp., Class B	700	33,823
Lucara Diamond Corp. (A)	25,184	8,745
Lundin Gold, Inc.	4,258	50,945
Magellan Aerospace Corp.	900	5,666
Mainstreet Equity Corp. (A)	400	39,857
Major Drilling Group International, Inc. (A)	4,513	31,137
Manitok Energy, Inc. (A)(B)	16	0
Maple Leaf Foods, Inc.	4,140	80,878
Martinrea International, Inc.	4,603	46,039
MDA, Ltd. (A)	1,987	12,254
Medical Facilities Corp.	2,104	13,166
MEG Energy Corp. (A)	10,188	161,501
Melcor Developments, Ltd.	1,000	8,568
Methanex Corp.	3,089	127,641
Morguard Corp.	400	30,798
Mountain Province Diamonds, Inc. (A)	6,800	2,387
MTY Food Group, Inc.	742	33,937
Mullen Group, Ltd.	3,682	42,191
New Gold, Inc. (A)	34,515	37,518
NFI Group, Inc. (D)	2,960	25,517
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
North American Construction Group, Ltd.	2,100	$40,185
Nuvei Corp. (A)(C)	1,646	48,607
NuVista Energy, Ltd. (A)	9,305	74,595
Onex Corp.	878	48,495
Organigram Holdings, Inc. (A)	8,928	3,370
Orla Mining, Ltd. (A)	11,140	46,755
Osisko Gold Royalties, Ltd.	9,524	146,374
Osisko Mining, Inc. (A)	12,850	31,234
Paramount Resources, Ltd., Class A	5,173	112,461
Parex Resources, Inc.	5,516	110,591
Park Lawn Corp.	1,792	32,911
Parkland Corp.	6,819	169,864
Pason Systems, Inc.	3,936	34,138
Peyto Exploration & Development Corp.	5,797	47,960
PHX Energy Services Corp.	2,600	11,894
Pine Cliff Energy, Ltd. (D)	11,000	11,874
Pizza Pizza Royalty Corp.	1,729	19,329
Polaris Renewable Energy, Inc.	1,500	16,135
Pollard Banknote, Ltd.	1,000	19,475
PolyMet Mining Corp. (A)	1,185	930
PrairieSky Royalty, Ltd.	11,227	196,277
Precision Drilling Corp. (A)	782	38,175
Premium Brands Holdings Corp.	2,000	157,811
Quarterhill, Inc.	9,800	10,911
Questerre Energy Corp., Class A (A)	19,444	3,082
Real Matters, Inc. (A)	3,500	16,011
RF Capital Group, Inc. (A)	185	1,318
Richelieu Hardware, Ltd.	2,000	63,257
Rogers Sugar, Inc.	6,474	28,198
Russel Metals, Inc.	2,746	76,073
Savaria Corp.	2,300	29,341
Seabridge Gold, Inc. (A)	2,830	34,116
Secure Energy Services, Inc.	13,477	64,498
ShawCor, Ltd. (A)	4,173	60,355
Sienna Senior Living, Inc.	3,606	31,358
SilverCrest Metals, Inc. (A)	100	586
Sleep Country Canada Holdings, Inc. (C)	2,113	45,793
SNC-Lavalin Group, Inc.	7,843	205,733
Spartan Delta Corp.	1,796	6,440
Spin Master Corp. (C)	1,400	37,041
Sprott, Inc.	1,329	43,028
Stelco Holdings, Inc.	2,075	67,697
Stella-Jones, Inc.	2,800	144,190
Superior Plus Corp.	7,557	54,135
Surge Energy, Inc.	2,103	11,176
Tamarack Valley Energy, Ltd.	20,085	48,668
Taseko Mines, Ltd. (A)	16,100	23,091
Tecsys, Inc.	609	12,808
TELUS Corp.	1,384	26,933
TerraVest Industries, Inc.	600	13,135
The North West Company, Inc.	2,706	64,139
Tidewater Midstream and Infrastructure, Ltd.	6,650	4,694
Tilray Brands, Inc. (A)	114	176
Timbercreek Financial Corp.	6,000	33,742
TLC Vision Corp. (A)(B)	3,400	0
Torex Gold Resources, Inc. (A)	5,460	77,567
Total Energy Services, Inc.	3,132	20,781
TransAlta Corp.	9,482	88,754
TransAlta Renewables, Inc.	6,098	52,384
Transcontinental, Inc., Class A	4,783	52,930
Trevali Mining Corp. (A)(B)	3,713	259
Trican Well Service, Ltd.	16,409	43,724
Tricon Residential, Inc.	9,919	87,453
Triple Flag Precious Metals Corp.	828	11,394

The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Trisura Group, Ltd. (A)	2,500	$70,900
Uni-Select, Inc. (A)	3,401	120,790
Vecima Networks, Inc.	479	6,346
Vermilion Energy, Inc.	6,400	79,810
Wajax Corp.	1,300	24,474
Wesdome Gold Mines, Ltd. (A)	7,800	40,627
Western Copper & Gold Corp. (A)	5,400	8,316
Western Forest Products, Inc.	25,850	20,294
Westshore Terminals Investment Corp.	2,189	51,621
Whitecap Resources, Inc.	12,597	88,148
WildBrain, Ltd. (A)	10,382	12,461
Winpak, Ltd.	1,177	36,614
Yellow Pages, Ltd.	140	1,318
Zenith Capital Corp. (A)	1,700	170
		10,892,933
China - 0.0%
AustAsia Group, Ltd. (A)	4,540	1,776
Fosun Tourism Group (A)(C)	11,400	10,776
		12,552
Denmark - 2.7%
ALK-Abello A/S (A)	5,254	57,406
Alm Brand A/S	33,083	51,822
Amagerbanken A/S (A)(B)	25,580	0
Ambu A/S, Class B (A)	2,405	39,426
Bang & Olufsen A/S (A)	7,788	12,068
Bavarian Nordic A/S (A)(D)	3,556	101,297
Better Collective A/S (A)	2,021	41,781
Cadeler A/S (A)	2,970	12,450
CBrain A/S (D)	389	8,857
Chemometec A/S (A)	801	54,817
Columbus A/S	6,187	5,988
D/S Norden A/S	1,347	67,260
Dfds A/S	1,767	64,383
FLSmidth & Company A/S	3,054	147,948
GN Store Nord A/S (A)	3,190	79,777
H Lundbeck A/S	17,205	81,902
H+H International A/S, Class B (A)	1,146	13,729
ISS A/S	7,129	150,811
Jeudan A/S	380	14,308
Jyske Bank A/S (A)	2,263	172,152
Lan & Spar Bank A/S	198	19,162
Matas A/S	2,910	42,914
Netcompany Group A/S (A)(C)	1,473	61,024
Nilfisk Holding A/S (A)	1,220	22,479
NKT A/S (A)	1,889	114,626
NKT A/S, Rights Offering (A)(D)	624	37,841
NNIT A/S (A)(C)	479	5,580
NTG Nordic Transport Group A/S (A)	635	40,174
Per Aarsleff Holding A/S	883	43,416
Ringkjoebing Landbobank A/S	1,156	165,709
ROCKWOOL A/S, B Shares	133	34,395
Royal Unibrew A/S	2,134	191,021
Scandinavian Tobacco Group A/S (C)	3,178	52,935
Schouw & Company A/S	666	52,640
SimCorp A/S	1,476	156,393
Solar A/S, B Shares	410	30,347
SP Group A/S	368	14,192
Spar Nord Bank A/S	4,267	66,780
Sparekassen Sjaelland-Fyn A/S	1,012	27,802
Sydbank A/S	3,132	144,816
TCM Group A/S (A)	507	4,937
Tivoli A/S	102	11,455
Topdanmark A/S	1,997	98,168
UIE PLC	1,280	33,967
Vestjysk Bank A/S	22,473	11,757
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Zealand Pharma A/S (A)	1,618	$58,081
		2,720,793
Finland - 2.2%
Aktia Bank OYJ	3,501	35,561
Alma Media OYJ	1,962	19,780
Bittium OYJ	2,708	12,437
Cargotec OYJ, B Shares	2,007	110,445
Caverion OYJ	2,277	21,181
Citycon OYJ (A)	4,136	26,287
Enento Group OYJ (A)(C)	860	19,777
EQ OYJ	483	9,007
Finnair OYJ (A)	44,891	27,715
Fiskars OYJ ABP	2,196	37,060
F-Secure OYJ	7,159	18,271
Harvia OYJ	846	21,318
HKScan OYJ, A Shares (A)	316	264
Huhtamaki OYJ	3,864	126,811
Kamux Corp. (D)	1,688	9,996
Kemira OYJ	4,940	78,805
Kojamo OYJ	4,092	38,465
Konecranes OYJ	2,027	81,638
Lassila & Tikanoja OYJ	1,929	20,989
Marimekko OYJ	1,923	19,073
Metsa Board OYJ, B Shares	7,990	58,945
Musti Group OYJ (A)	1,222	23,863
Nokian Renkaat OYJ	4,287	37,387
Olvi OYJ, A Shares	721	22,818
Oma Saastopankki OYJ	490	10,380
Oriola OYJ, B Shares	9,290	13,034
Orion OYJ, Class A	711	30,104
Orion OYJ, Class B	3,859	160,153
Outokumpu OYJ	16,239	86,926
Pihlajalinna OYJ (A)	1,193	12,220
Ponsse OYJ	543	18,956
Puuilo OYJ	1,645	13,010
QT Group OYJ (A)	770	64,200
Raisio OYJ, V Shares	8,267	18,470
Rapala VMC OYJ	908	3,583
Revenio Group OYJ	1,101	38,114
Rovio Entertainment OYJ (C)	1,630	16,239
Sanoma OYJ	2,692	19,501
Taaleri OYJ	956	9,743
Talenom OYJ	637	5,060
Terveystalo OYJ (C)	4,887	44,076
TietoEVRY OYJ	4,031	111,291
Tokmanni Group Corp.	2,438	31,874
Uponor OYJ	2,530	79,182
Vaisala OYJ, A Shares	952	43,773
Valmet OYJ	7,336	204,209
Verkkokauppa.com OYJ (D)	1,047	2,959
Wartsila OYJ ABP	18,553	209,204
WithSecure OYJ (A)	7,159	9,151
YIT OYJ	8,449	19,665
		2,152,970
France - 5.0%
AKWEL	725	10,688
ALD SA (C)	7,805	83,576
Altamir	752	22,730
Alten SA	1,325	208,959
Atos SE (A)	2,440	34,912
Aubay	135	7,016
Axway Software SA	531	12,062
Bastide le Confort Medical (A)	256	7,995
Beneteau SA	2,839	48,019
Bigben Interactive	1,198	6,961

The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Boiron SA	274	$11,723
Bonduelle SCA	1,027	12,451
Burelle SA	15	7,189
Casino Guichard Perrachon SA (A)(D)	2,173	9,659
Catana Group	1,588	12,153
Cegedim SA (A)	495	11,551
CGG SA (A)	42,425	32,197
Chargeurs SA	1,552	18,774
Cie des Alpes	998	15,075
Cie Plastic Omnium SA	2,278	40,067
Claranova SE (A)(D)	1,250	2,306
Clariane SE	3,776	27,463
Coface SA	6,169	85,095
DBV Technologies SA (A)	1,786	6,588
Derichebourg SA	6,625	36,862
Ekinops SAS (A)	1,302	11,271
Electricite de Strasbourg SA	31	2,943
Elior Group SA (A)(C)	8,308	23,792
Elis SA	8,533	165,995
Equasens	290	26,828
Eramet SA	565	51,678
Etablissements Maurel et Prom SA	6,372	27,157
Eurazeo SE	1,837	129,336
Eutelsat Communications SA (D)	6,192	40,396
Exclusive Networks SA	708	15,072
Exel Industries, A Shares	89	4,826
Fnac Darty SA	1,052	39,387
Forvia (A)	7,066	166,766
Gaztransport Et Technigaz SA	1,112	113,202
Genfit SA (A)	2,919	11,154
Groupe Crit	163	13,163
Guerbet	326	6,048
Haulotte Group SA	962	3,310
ID Logistics Group (A)	176	51,886
Imerys SA	1,845	71,915
Infotel SA	348	21,859
Interparfums SA	867	61,828
IPSOS	2,460	136,883
Jacquet Metals SACA	1,024	21,232
JCDecaux SE (A)	1,836	36,599
Kaufman & Broad SA	901	26,645
La Francaise des Jeux SAEM (C)	946	37,233
Laurent-Perrier	110	15,497
Lectra	652	19,418
LISI	419	12,039
LNA Sante SA	166	5,216
Lumibird (A)	632	10,202
Maisons du Monde SA (C)	1,925	19,385
Manitou BF SA	880	23,514
Mersen SA	1,369	62,051
Metropole Television SA	1,324	18,756
Nacon SA (A)	207	447
Neoen SA (C)	1,900	60,231
Nexans SA	991	85,940
Nexity SA	1,974	39,910
NRJ Group	782	5,871
OVH Groupe SAS (A)(D)	146	1,509
Pierre Et Vacances SA (A)	10,785	18,989
Plastivaloire (A)	383	1,371
Quadient SA	2,171	44,711
Recylex SA (A)(B)	1,058	0
Rexel SA	10,217	252,503
Robertet SA	12	10,922
Rothschild & Company	1,588	80,691
Rubis SCA	3,866	93,917
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Samse SA	48	$10,243
Savencia SA	372	23,631
SCOR SE	6,613	194,406
SEB SA	741	76,630
Seche Environnement SA	126	15,564
SES-imagotag SA (A)	167	17,136
SMCP SA (A)(C)	1,921	16,745
Societe BIC SA	1,252	71,765
Societe LDC SA	212	26,824
Societe pour l'Informatique Industrielle	438	25,761
SOITEC (A)	1,009	170,698
Solocal Group (A)	6,121	880
Sopra Steria Group SACA	690	137,756
SPIE SA	5,882	190,219
Stef SA	202	23,980
Synergie SE	557	19,515
Technicolor Creative Studios SA (A)	9,713	361
Technip Energies NV	6,139	141,419
Television Francaise 1	3,803	26,126
Thermador Groupe	453	40,739
Tikehau Capital SCA (D)	2,057	50,855
Trigano SA	463	66,400
Ubisoft Entertainment SA (A)	4,551	128,636
Valeo	8,798	189,063
Vallourec SA (A)	5,161	61,096
Vantiva SA (A)	9,713	2,250
Verallia SA (C)	3,490	131,092
Vicat SA	1,201	38,172
Vilmorin & Cie SA	614	41,955
Virbac SA	232	68,539
Voltalia SA (A)	1,403	22,324
Wavestone	331	18,103
Xilam Animation SA (A)	215	6,193
		5,028,641
Gabon - 0.0%
Totalenergies EP Gabon	20	3,976
Georgia - 0.1%
Georgia Capital PLC (A)	1,145	12,093
TBC Bank Group PLC	1,781	55,870
		67,963
Germany - 5.7%
1&1 AG	2,192	24,124
7C Solarparken AG	3,282	13,377
Adesso SE	207	27,977
Adtran Networks SE (A)	804	17,351
All for One Group SE	130	5,935
Allgeier SE (D)	498	13,726
Amadeus Fire AG	264	32,210
Atoss Software AG	218	49,364
Aurubis AG	1,560	133,944
Auto1 Group SE (A)(C)	3,943	36,628
Basler AG	486	9,077
BayWa AG	669	27,568
Bechtle AG	3,835	152,298
Bertrandt AG	394	21,059
Bijou Brigitte AG	340	18,305
Bilfinger SE	1,781	69,282
Borussia Dortmund GmbH & Company KGaA (A)	4,276	20,374
CANCOM SE	1,316	39,879
CECONOMY AG (A)	8,144	20,473
CENIT AG	446	6,279
Cewe Stiftung & Company KGAA	268	26,682

The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
CompuGroup Medical SE & Company KGaA	1,368	$67,398
CropEnergies AG	1,544	16,903
CTS Eventim AG & Company KGaA	2,602	164,567
Dermapharm Holding SE	849	41,985
Deutsche Beteiligungs AG	1,067	33,667
Deutsche Pfandbriefbank AG (C)(D)	6,014	44,026
Deutz AG	3,432	20,194
DIC Asset AG	3,005	16,685
Dr. Hoenle AG (A)(D)	420	10,588
Draegerwerk AG & Company KGaA	82	3,367
Duerr AG	2,868	92,882
DWS Group GmbH & Company KGaA (C)	891	27,288
Eckert & Ziegler Strahlen- und Medizintechnik AG	808	32,103
Elmos Semiconductor SE	454	37,296
ElringKlinger AG	2,576	23,210
Encavis AG (A)	5,880	96,585
Energiekontor AG	454	34,767
Evotec SE (A)	2,387	53,771
Fielmann AG	1,241	66,131
flatexDEGIRO AG (A)	2,072	20,558
Fraport AG Frankfurt Airport Services Worldwide (A)	2,067	110,334
Freenet AG	5,773	144,976
Fuchs Petrolub SE	2,106	67,509
Gerresheimer AG	1,680	189,126
GFT Technologies SE	961	27,113
GRENKE AG	983	28,673
H&R GmbH & Company KGaA	1,324	7,516
Hamburger Hafen und Logistik AG	1,330	16,482
Heidelberger Druckmaschinen AG (A)	18,003	28,144
HelloFresh SE (A)	4,402	108,874
Hensoldt AG	2,082	68,383
HOCHTIEF AG	1,110	96,037
Hornbach Holding AG & Company KGaA	497	39,206
HUGO BOSS AG	2,702	211,193
Indus Holding AG	975	27,467
Init Innovation in Traffic Systems SE	364	11,804
Instone Real Estate Group SE (C)	2,299	13,809
IVU Traffic Technologies AG	665	11,027
Jenoptik AG	2,990	102,723
JOST Werke SE (C)	517	28,010
K+S AG	7,752	135,175
KION Group AG	314	12,658
Kloeckner & Company SE	2,892	30,548
Knaus Tabbert AG	203	13,399
Koenig & Bauer AG (A)	912	18,916
Krones AG	775	94,089
KWS Saat SE & Company KGaA	556	34,185
LANXESS AG	3,805	114,799
LEG Immobilien SE (A)	497	28,676
Leifheit AG	437	9,228
Manz AG (A)	233	4,845
Medigene AG (A)	760	1,563
Medios AG (A)	842	14,333
METRO AG (A)	6,195	50,326
MLP SE	5,864	36,488
Nagarro SE (A)(D)	394	34,266
New Work SE	128	17,276
Nexus AG	200	12,321
Nordex SE (A)(D)	4,003	48,683
Norma Group SE	1,576	29,167
OHB SE	399	13,911
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
PATRIZIA SE	2,719	$32,351
Pfeiffer Vacuum Technology AG	256	41,659
PNE AG	1,645	25,439
ProSiebenSat.1 Media SE	7,531	70,272
PSI Software AG	815	29,253
Puma SE	244	14,704
PVA TePla AG (A)	1,420	29,514
Rational AG	33	23,895
SAF-Holland SE	1,157	16,167
Salzgitter AG (D)	1,529	55,398
Scout24 SE (C)	367	23,255
Secunet Security Networks AG	141	33,509
SGL Carbon SE (A)(D)	3,072	28,321
Siltronic AG	981	75,058
Sirius Real Estate, Ltd.	53,591	58,159
Sixt SE	733	87,861
SMA Solar Technology AG (A)	563	68,864
Software AG	2,610	90,729
Stabilus SE	1,440	86,562
Stroeer SE & Company KGaA	1,746	84,826
Suedzucker AG	2,959	52,726
SUESS MicroTec SE	1,803	47,928
Synlab AG	1,768	17,459
TAG Immobilien AG (A)	8,916	84,315
Takkt AG	1,848	28,069
TeamViewer SE (A)(C)	6,009	96,585
Technotrans SE	530	15,035
thyssenkrupp AG	22,583	176,881
United Internet AG	2,139	30,118
va-Q-Tec AG (A)	318	9,053
Varta AG (A)(D)	741	15,199
VERBIO Vereinigte BioEnergie AG (D)	1,012	40,741
Vitesco Technologies Group AG (A)	992	81,811
Vossloh AG	859	38,454
Wacker Chemie AG	416	57,148
Wacker Neuson SE	2,039	49,463
Washtec AG	611	23,879
Westwing Group SE (A)	385	3,622
Wuestenrot & Wuerttembergische AG	1,566	26,803
Zeal Network SE (D)	461	17,358
		5,651,584
Gibraltar - 0.0%
888 Holdings PLC (A)	15,858	19,793
Greece - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (A)(B)	3,303	67
Okeanis Eco Tankers Corp. (A)(C)	733	15,805
TT Hellenic Postbank SA (A)(B)	12,594	0
		15,872
Guernsey, Channel Islands - 0.0%
Raven Property Group, Ltd. (A)(B)	4,994	145
Hong Kong - 2.1%
3D-Gold Jewellery Holdings, Ltd. (A)(B)	90,000	0
Aidigong Maternal & Child Health, Ltd. (A)	108,000	4,972
APAC Resources, Ltd.	18,475	2,553
Apollo Future Mobility Group, Ltd. (A)	56,000	1,117
Asia Financial Holdings, Ltd.	14,000	6,267
ASMPT, Ltd.	11,500	113,615
Associated International Hotels, Ltd.	28,000	29,176
Brightoil Petroleum Holdings, Ltd. (A)(B)	117,000	12,878
Burwill Holdings, Ltd. (A)(B)	292,000	1,192
Cafe de Coral Holdings, Ltd.	18,000	23,095

The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Central New Energy Holding Group, Ltd. (A)	5,000	$12,052
Chen Hsong Holdings	10,000	2,071
Cheuk Nang Holdings, Ltd.	3,708	898
China Energy Development Holdings, Ltd. (A)	634,000	7,217
China Solar Energy Holdings, Ltd. (A)(B)	42,500	0
Chinese Estates Holdings, Ltd. (A)	22,000	6,648
Chow Sang Sang Holdings International, Ltd.	22,000	24,587
Chuang's Consortium International, Ltd.	30,948	2,058
CITIC Telecom International Holdings, Ltd.	59,000	22,617
CMBC Capital Holdings, Ltd.	10,750	1,870
C-MER Eye Care Holdings, Ltd. (A)	18,000	8,710
Cowell e Holdings, Inc. (A)	8,000	14,842
Crystal International Group, Ltd. (C)	19,000	5,856
CSC Holdings, Ltd. (A)	885,000	3,967
CSI Properties, Ltd.	245,066	4,484
Dah Sing Banking Group, Ltd.	18,000	13,433
Dah Sing Financial Holdings, Ltd.	6,520	16,331
Dynamic Holdings, Ltd.	8,000	11,166
EC Healthcare	13,000	6,929
EganaGoldpfeil Holdings, Ltd. (A)(B)	103,373	0
Emperor International Holdings, Ltd.	97,333	6,345
Esprit Holdings, Ltd. (A)	176,850	13,596
Fairwood Holdings, Ltd.	3,500	5,126
Far East Consortium International, Ltd.	98,508	23,435
First Pacific Company, Ltd.	112,000	38,830
Giordano International, Ltd.	82,000	25,676
Gold-Finance Holdings, Ltd. (A)(B)	62,000	0
GR Properties, Ltd. (A)	82,000	9,815
Great Eagle Holdings, Ltd.	10,516	20,524
G-Resources Group, Ltd.	33,580	8,238
Guotai Junan International Holdings, Ltd.	207,000	15,657
Haitong International Securities Group, Ltd. (A)	125,477	10,752
Hang Lung Group, Ltd.	31,000	47,091
Hanison Construction Holdings, Ltd.	27,441	3,846
Harbour Centre Development, Ltd. (A)	38,000	35,537
HK Electric Investments, Ltd.	54,500	32,645
HKBN, Ltd.	36,000	19,414
HKR International, Ltd.	51,920	13,842
Hong Kong Ferry Holdings Company, Ltd.	29,000	20,459
Hong Kong Technology Venture Company, Ltd.	28,000	15,978
Hongkong Chinese, Ltd.	66,000	3,584
Hsin Chong Group Holdings, Ltd. (A)(B)	170,000	7,593
Hutchison Port Holdings Trust	161,400	31,205
Hutchison Telecommunications Hong Kong Holdings, Ltd.	80,000	12,686
Hysan Development Company, Ltd.	25,000	61,096
Johnson Electric Holdings, Ltd.	20,883	26,782
K Wah International Holdings, Ltd.	80,000	25,647
Kerry Logistics Network, Ltd.	16,500	19,511
Kerry Properties, Ltd.	23,500	48,889
Kowloon Development Company, Ltd.	22,000	22,699
Lai Sun Development Company, Ltd. (A)	22,980	4,197
Langham Hospitality Investments, Ltd.	22,500	2,877
Lippo China Resources, Ltd.	3,600	336
Liu Chong Hing Investment, Ltd.	16,000	12,249
Luk Fook Holdings International, Ltd.	15,000	38,511
Man Wah Holdings, Ltd.	61,600	41,239
Mandarin Oriental International, Ltd. (A)	8,000	13,221
Mason Group Holdings, Ltd. (A)	1,548,800	6,517
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
MH Development, Ltd. (A)(B)	16,000	$1,066
Midland Holdings, Ltd. (A)	34,734	3,341
Miramar Hotel & Investment	15,000	22,129
Modern Dental Group, Ltd.	20,000	7,733
NewOcean Energy Holdings, Ltd. (A)(B)	66,000	296
Nissin Foods Company, Ltd.	22,000	18,850
NWS Holdings, Ltd.	64,000	72,713
Oriental Watch Holdings	18,000	10,003
Oshidori International Holdings, Ltd. (A)	204,000	5,825
Pacific Andes International Holdings, Ltd. (A)(B)	328,006	0
Pacific Basin Shipping, Ltd.	239,000	72,924
Pacific Century Premium Developments, Ltd. (A)	2,376	108
Pacific Textiles Holdings, Ltd.	42,000	9,827
Paliburg Holdings, Ltd. (A)	46,000	9,302
PC Partner Group, Ltd.	12,000	6,631
PCCW, Ltd.	156,590	81,234
Peace Mark Holdings, Ltd. (A)(B)	164,000	0
Perfect Medical Health Management, Ltd.	32,000	15,896
Pico Far East Holdings, Ltd.	60,000	10,495
Public Financial Holdings, Ltd.	24,000	6,358
Realord Group Holdings, Ltd. (A)(D)	6,000	4,756
Regal Hotels International Holdings, Ltd. (A)	36,000	15,173
Regina Miracle International Holdings, Ltd. (C)	17,000	6,185
Shangri-La Asia, Ltd. (A)	46,000	35,267
Shin Hwa World, Ltd. (A)	75,600	927
Shun Tak Holdings, Ltd. (A)	80,250	12,639
Singamas Container Holdings, Ltd.	114,000	9,325
SJM Holdings, Ltd. (A)	118,750	50,809
SmarTone Telecommunications Holdings, Ltd.	31,500	19,479
Solomon Systech International, Ltd.	72,000	4,200
South China Holdings Company, Ltd. (A)	640,000	3,762
Stella International Holdings, Ltd.	20,000	18,894
Sun Hung Kai & Company, Ltd.	45,000	17,524
SUNeVision Holdings, Ltd.	31,000	15,850
Tao Heung Holdings, Ltd.	14,000	1,451
Television Broadcasts, Ltd. (A)	19,100	11,967
Texhong International Group, Ltd.	11,000	7,249
Texwinca Holdings, Ltd.	60,000	9,131
The Bank of East Asia, Ltd.	33,715	46,636
The Hongkong & Shanghai Hotels, Ltd. (A)	31,903	28,127
Theme International Holdings, Ltd. (A)	130,000	14,633
Town Health International Medical Group, Ltd.	261,361	10,840
Tradelink Electronic Commerce, Ltd.	50,000	5,565
Transport International Holdings, Ltd.	11,721	14,833
United Laboratories International Holdings, Ltd.	42,000	35,105
Upbest Group, Ltd.	164,000	12,859
Value Partners Group, Ltd.	40,000	12,647
Vitasoy International Holdings, Ltd.	34,000	42,382
VSTECS Holdings, Ltd.	47,200	24,340
VTech Holdings, Ltd.	6,900	45,315
Wai Kee Holdings, Ltd. (A)	24,000	4,623
Wealthking Investments, Ltd. (A)	32,000	1,239
Wing On Company International, Ltd.	4,000	6,636
Wing Tai Properties, Ltd.	70,000	29,504
Yue Yuen Industrial Holdings, Ltd.	30,000	39,274
Yunfeng Financial Group, Ltd. (A)	26,000	4,001
Zensun Enterprises, Ltd. (A)	21,000	1,557

The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Zhaobangji Properties Holdings, Ltd. (A)	88,000	$3,992
		2,089,673
Indonesia - 0.0%
Golden Energy Mines Tbk PT	62,851	24,380
Ireland - 0.5%
Bank of Ireland Group PLC	9,529	90,978
C&C Group PLC	17,690	28,173
Cairn Homes PLC	24,718	31,318
COSMO Pharmaceuticals NV	753	38,082
Dalata Hotel Group PLC (A)	6,155	31,209
FBD Holdings PLC	1,936	26,960
Glanbia PLC	5,630	84,273
Glenveagh Properties PLC (A)(C)	24,326	29,731
Grafton Group PLC, CHESS Depositary Interest	9,527	94,609
Greencore Group PLC (A)	23,830	22,116
Hostelworld Group PLC (A)(C)	3,065	4,942
Irish Continental Group PLC	5,309	27,111
Permanent TSB Group Holdings PLC (A)	5,786	14,008
		523,510
Isle of Man - 0.1%
Hansard Global PLC	6,816	3,964
Playtech PLC (A)	11,001	82,408
Strix Group PLC	6,042	7,871
		94,243
Israel - 1.3%
Adgar Investment and Development, Ltd.	4,535	5,231
AFI Properties, Ltd. (A)	603	22,426
Africa Israel Residences, Ltd.	355	17,090
Airport City, Ltd. (A)	1	8
Allot, Ltd. (A)	2,103	6,362
Alrov Properties and Lodgings, Ltd.	399	18,256
Arad, Ltd.	787	12,251
AudioCodes, Ltd.	1,269	11,586
Aura Investments, Ltd.	10,003	18,181
Automatic Bank Services, Ltd.	1,109	4,823
Azorim-Investment Development & Construction Company, Ltd. (A)	3,848	11,733
Bet Shemesh Engines Holdings 1997, Ltd. (A)	358	9,654
BioLine RX, Ltd. (A)	48,850	5,197
Blue Square Real Estate, Ltd.	215	12,492
Carasso Motors, Ltd.	2,020	9,056
Cellcom Israel, Ltd. (A)	4,807	16,682
Clal Biotechnology Industries, Ltd. (A)	1	0
Clal Insurance Enterprises Holdings, Ltd. (A)	2,090	32,592
Danel Adir Yeoshua, Ltd.	253	17,953
Delek Automotive Systems, Ltd.	1,858	14,259
Delta Galil, Ltd.	618	24,264
Dor Alon Energy in Israel 1988, Ltd.	420	7,791
Electra Consumer Products 1970, Ltd.	445	11,086
Electra Real Estate, Ltd.	1,543	17,644
Equital, Ltd. (A)	1,096	30,834
Formula Systems 1985, Ltd.	549	40,429
Fox Wizel, Ltd.	228	18,754
Gav-Yam Lands Corp., Ltd.	3,034	21,443
Gilat Satellite Networks, Ltd. (A)	1,452	8,861
Hamat Group, Ltd. (A)	1,230	5,165
Hilan, Ltd.	803	39,839
IDI Insurance Company, Ltd.	440	9,969
IES Holdings, Ltd. (A)	120	8,851
Ilex Medical, Ltd.	211	3,939
Inrom Construction Industries, Ltd.	4,264	14,757
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Isracard, Ltd.	6,691	$27,972
Israel Canada T.R, Ltd.	6,076	14,082
Israel Discount Bank, Ltd., Class A	1	4
Israel Land Development Company, Ltd.	789	6,204
Isras Investment Company, Ltd.	142	26,177
Issta, Ltd.	219	4,635
Kamada, Ltd. (A)	1,616	8,539
Kerur Holdings, Ltd.	418	9,147
Levinstein Properties, Ltd.	267	5,488
M Yochananof & Sons, Ltd.	155	6,893
Magic Software Enterprises, Ltd.	1,349	17,658
Malam - Team, Ltd.	476	8,221
Matrix IT, Ltd.	1,552	31,686
Maytronics, Ltd.	960	13,156
Mediterranean Towers, Ltd.	4,044	8,820
Mega Or Holdings, Ltd.	757	15,777
Mehadrin, Ltd. (A)	15	512
Menora Mivtachim Holdings, Ltd.	1,766	37,501
Migdal Insurance & Financial Holdings, Ltd.	19,833	24,113
Mivtach Shamir Holdings, Ltd. (A)	397	9,645
Naphtha Israel Petroleum Corp., Ltd.	2,030	8,455
Nawi Brothers, Ltd.	1,396	9,441
Neto Malinda Trading, Ltd. (A)	451	8,257
Neto ME Holdings, Ltd. (A)	273	6,471
Novolog, Ltd.	20,186	9,785
Oil Refineries, Ltd.	102,102	29,269
One Software Technologies, Ltd.	1,700	22,919
OPC Energy, Ltd. (A)	1	6
OY Nofar Energy, Ltd. (A)	911	20,299
Partner Communications Company, Ltd. (A)	5,179	20,402
Paz Oil Company, Ltd. (A)	345	37,116
Perion Network, Ltd. (A)	1,368	42,999
Plasson Industries, Ltd.	241	10,319
Plus500, Ltd.	4,668	86,862
Prashkovsky Investments and Construction, Ltd.	318	7,742
Priortech, Ltd. (A)	398	8,009
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	449	26,632
Retailors, Ltd.	748	14,514
Sano-Brunos Enterprises, Ltd.	145	8,593
Scope Metals Group, Ltd. (A)	377	13,701
Shikun & Binui, Ltd. (A)	1	2
Summit Real Estate Holdings, Ltd.	2,363	30,511
Tadiran Group, Ltd.	86	6,561
Tamar Petroleum, Ltd. (C)	3,135	9,945
Tel Aviv Stock Exchange, Ltd. (A)	3,160	16,331
Telsys, Ltd.	84	5,619
Tera Light, Ltd. (A)	32	46
Tiv Taam Holdings 1, Ltd.	3,848	6,136
Tremor International, Ltd. (A)(D)	2,825	10,150
YH Dimri Construction & Development, Ltd.	285	17,729
		1,280,509
Italy - 4.0%
A2A SpA	70,456	128,899
ACEA SpA	2,494	32,621
Anima Holding SpA (C)	9,201	34,254
Aquafil SpA	969	3,977
Arnoldo Mondadori Editore SpA	12,613	27,593
Ascopiave SpA	4,243	10,928
Avio SpA (A)	877	8,931
Azimut Holding SpA	5,155	111,233

The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Banca Generali SpA	3,053	$105,035
Banca IFIS SpA	1,607	25,746
Banca Mediolanum SpA	8,320	75,259
Banca Popolare di Sondrio SpA	19,792	82,487
Banca Profilo SpA	24,032	5,481
Banco BPM SpA	68,596	318,618
Banco di Desio e della Brianza SpA	2,610	9,459
BasicNet SpA	1,571	9,149
BFF Bank SpA (C)	5,337	58,493
BPER Banca	49,221	149,651
Brembo SpA	5,497	81,580
Brunello Cucinelli SpA	2,024	178,204
Buzzi SpA	4,791	120,039
Cairo Communication SpA	4,712	8,499
Carel Industries SpA (C)	1,608	48,451
Cembre SpA	370	12,359
Cementir Holding NV	4,165	33,732
CIR SpA-Compagnie Industriali (A)	60,979	25,183
Credito Emiliano SpA	4,857	37,826
Danieli & C Officine Meccaniche SpA	788	18,884
Danieli & C Officine Meccaniche SpA, Savings Shares	2,118	38,905
De' Longhi SpA	2,969	64,907
doValue SpA (C)	5,440	25,169
El.En. SpA	1,004	12,052
Enav SpA (C)	8,617	36,717
Esprinet SpA	2,412	14,650
Eurotech SpA (A)	1,562	4,780
Fila SpA	2,245	19,268
Fincantieri SpA (A)	18,635	10,361
Garofalo Health Care SpA (A)	1,776	7,791
Geox SpA (A)	8,390	7,941
Gruppo MutuiOnline SpA	1,697	57,162
Hera SpA	37,774	112,417
Illimity Bank SpA	5,067	35,128
IMMSI SpA	6,756	3,620
Interpump Group SpA	3,216	178,864
Iren SpA	30,720	57,186
Italgas SpA	22,890	135,707
Italmobiliare SpA	1,039	28,403
Iveco Group NV (A)	8,389	75,653
Leonardo SpA	19,212	218,151
Maire Tecnimont SpA	10,323	39,919
MFE-MediaForEurope NV, Class A	53,918	30,072
MFE-MediaForEurope NV, Class B	18,917	14,510
OVS SpA (C)	11,708	32,498
Pharmanutra SpA	268	17,762
Piaggio & C SpA	11,658	48,373
Piovan SpA (C)	884	9,453
Pirelli & C. SpA (C)	16,502	81,580
RAI Way SpA (C)	5,678	34,146
Reply SpA	1,004	114,148
Sabaf SpA (A)	338	5,267
SAES Getters SpA, Savings Shares	538	16,335
Salvatore Ferragamo SpA	2,452	40,376
Sanlorenzo SpA/Ameglia	556	23,914
Saras SpA	32,800	40,682
Sesa SpA	391	48,841
Sogefi SpA (A)	3,551	4,727
SOL SpA	2,259	65,253
Tamburi Investment Partners SpA	5,938	59,862
Technogym SpA (C)	6,815	63,094
Technoprobe SpA (A)	4,126	32,616
Telecom Italia SpA (A)	39,683	11,188
Tod's SpA (A)	319	13,389
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Unieuro SpA (C)	1,088	$11,758
Unipol Gruppo SpA	19,628	104,892
UnipolSai Assicurazioni SpA	13,115	32,520
Webuild SpA	14,544	27,440
Zignago Vetro SpA	1,669	28,476
		3,960,494
Japan - 24.1%
A&D HOLON Holdings Company, Ltd.	900	11,223
Achilles Corp.	1,000	10,038
Adastria Company, Ltd.	1,620	34,562
ADEKA Corp.	3,600	68,770
Ad-sol Nissin Corp.	800	9,497
Advan Group Company, Ltd.	1,000	6,435
Aeon Delight Company, Ltd.	1,400	29,892
Aeon Fantasy Company, Ltd.	400	8,897
AEON Financial Service Company, Ltd.	2,800	25,012
Aeon Hokkaido Corp.	1,800	10,898
Aeria, Inc.	700	1,969
Ai Holdings Corp.	1,900	30,616
Aica Kogyo Company, Ltd.	1,800	39,589
Aichi Corp.	3,200	19,429
Aichi Financial Group, Inc.	2,898	46,830
Aichi Steel Corp.	700	14,907
Aichi Tokei Denki Company, Ltd.	900	9,439
Aida Engineering, Ltd.	4,500	29,474
Aiful Corp.	8,600	20,036
Ain Holdings, Inc.	1,100	38,851
Aiphone Company, Ltd.	600	10,049
Airport Facilities Company, Ltd.	1,200	4,581
Airtrip Corp.	900	17,516
Aisan Industry Company, Ltd.	2,500	20,404
Aizawa Securities Group Company, Ltd.	2,400	13,292
Akatsuki, Inc.	400	5,675
Akebono Brake Industry Company, Ltd. (A)	9,400	9,231
Albis Company, Ltd.	500	8,362
Alconix Corp.	1,600	15,296
Alpen Company, Ltd.	1,100	15,121
Alps Alpine Company, Ltd.	4,600	40,388
Altech Corp.	1,100	22,868
Amano Corp.	2,200	46,435
Amuse, Inc.	400	5,019
Amvis Holdings, Inc.	300	6,829
Anest Iwata Corp.	1,800	14,802
AnGes, Inc. (A)	6,300	4,905
Anicom Holdings, Inc.	3,700	16,174
Anritsu Corp.	6,700	57,225
AOKI Holdings, Inc.	3,100	18,952
Aoyama Trading Company, Ltd.	2,500	22,980
Aoyama Zaisan Networks Company, Ltd.	1,100	7,687
Arakawa Chemical Industries, Ltd.	1,400	9,715
Arata Corp.	700	22,883
Arcland Service Holdings Company, Ltd.	1,000	20,283
ARCLANDS Corp.	1,000	10,946
Arcs Company, Ltd.	2,125	36,333
Arealink Company, Ltd.	500	8,620
Argo Graphics, Inc.	1,000	27,188
Arisawa Manufacturing Company, Ltd.	2,900	22,389
ARTERIA Networks Corp.	1,600	21,917
Aruhi Corp.	500	3,434
As One Corp.	1,000	39,682
Asahi Company, Ltd.	800	7,225
Asahi Diamond Industrial Company, Ltd.	3,900	23,553
Asahi Holdings, Inc.	3,600	48,642
Asahi Yukizai Corp.	1,200	36,557

The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Asanuma Corp.	1,400	$31,733
Asia Pile Holdings Corp.	3,300	14,135
ASKA Pharmaceutical Holdings Company, Ltd.	1,600	16,063
ASKUL Corp.	2,000	27,834
Atsugi Company, Ltd. (A)	1,200	3,512
Aucnet, Inc.	1,100	13,061
Autobacs Seven Company, Ltd.	3,400	36,135
Avant Group Corp.	900	8,858
Avex, Inc.	2,800	29,390
Axial Retailing, Inc.	800	20,128
AZ-COM MARUWA Holdings, Inc.	3,100	41,745
Bando Chemical Industries, Ltd.	2,500	25,085
Bank of the Ryukyus, Ltd.	3,000	19,043
Belc Company, Ltd.	500	22,298
Bell System24 Holdings, Inc.	2,400	22,714
Belluna Company, Ltd.	3,300	16,318
Benesse Holdings, Inc.	2,200	28,138
Bengo4.com, Inc. (A)(D)	300	8,013
Bic Camera, Inc.	3,800	28,197
BML, Inc.	1,000	20,171
Bourbon Corp.	500	7,351
Br. Holdings Corp.	2,300	6,262
BrainPad, Inc.	900	6,111
Bunka Shutter Company, Ltd.	5,000	38,523
Business Brain Showa-Ota, Inc.	700	11,263
C Uyemura & Company, Ltd.	500	28,566
CAC Holdings Corp.	900	10,752
Canon Electronics, Inc.	1,700	23,877
Carenet, Inc.	1,200	7,880
Carlit Holdings Company, Ltd.	2,100	12,132
Cawachi, Ltd.	900	13,750
CellSource Company, Ltd. (A)	600	11,662
Celsys, Inc.	3,200	16,631
Central Automotive Products, Ltd.	500	11,027
Central Glass Company, Ltd.	1,400	30,017
Central Security Patrols Company, Ltd.	700	13,764
Central Sports Company, Ltd.	600	9,985
Ceres, Inc.	600	4,356
Change Holdings, Inc.	1,700	27,030
Charm Care Corp. KK	1,000	9,031
Chilled & Frozen Logistics Holdings Company, Ltd.	1,600	14,068
Chino Corp.	400	6,866
Chiyoda Company, Ltd.	800	4,959
Chiyoda Corp. (A)	9,100	22,471
Chiyoda Integre Company, Ltd.	800	13,391
Chofu Seisakusho Company, Ltd.	1,700	29,505
Chori Company, Ltd.	1,200	24,696
Chubu Shiryo Company, Ltd.	2,000	14,680
Chudenko Corp.	1,900	30,369
Chuetsu Pulp & Paper Company, Ltd.	500	4,702
Chugai Ro Company, Ltd.	500	7,219
Chugin Financial Group, Inc.	6,700	40,322
Chugoku Marine Paints, Ltd.	4,000	33,745
CI Takiron Corp.	3,000	11,992
Citizen Watch Company, Ltd.	11,100	66,917
CKD Corp.	2,400	39,366
Cleanup Corp.	2,100	10,788
CMIC Holdings Company, Ltd.	1,200	16,091
CMK Corp.	3,700	14,371
COLOPL, Inc.	3,200	14,486
Colowide Company, Ltd.	3,200	45,328
Comture Corp.	1,000	14,439
COOKPAD, Inc. (A)	2,700	3,212
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Corona Corp.	300	$1,887
Cosel Company, Ltd.	1,200	10,452
Cota Company, Ltd.	585	6,680
CRE, Inc.	800	7,653
Create Restaurants Holdings, Inc.	5,800	39,309
Create SD Holdings Company, Ltd.	1,700	41,982
Creek & River Company, Ltd.	800	10,964
Cresco, Ltd.	800	11,768
CTS Company, Ltd.	1,900	9,758
Curves Holdings Company, Ltd.	2,000	10,458
Cybozu, Inc.	2,000	32,677
Dai Nippon Toryo Company, Ltd.	1,200	7,657
Daicel Corp.	4,100	36,693
Dai-Dan Company, Ltd.	1,000	18,945
Daido Metal Company, Ltd.	1,900	6,493
Daido Steel Company, Ltd.	800	33,362
Daihen Corp.	1,100	42,562
Daiho Corp.	800	21,524
Daiichi Jitsugyo Company, Ltd.	400	15,798
Daiichi Kensetsu Corp.	1,300	13,818
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	1,800	12,280
Daiken Corp.	1,000	15,923
Daiken Medical Company, Ltd.	400	1,456
Daiki Aluminium Industry Company, Ltd.	3,000	29,259
Daikoku Denki Company, Ltd.	800	21,995
Daikokutenbussan Company, Ltd.	300	11,108
Daikyonishikawa Corp.	1,900	10,471
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	300	4,370
Daio Paper Corp.	4,200	33,078
Daiseki Company, Ltd.	1,360	38,449
Daishi Hokuetsu Financial Group, Inc.	1,100	23,756
Daishinku Corp.	1,600	7,273
Daito Pharmaceutical Company, Ltd.	700	11,148
Daitron Company, Ltd.	600	12,686
Daiwa Industries, Ltd.	2,000	19,239
Daiwabo Holdings Company, Ltd.	4,000	77,458
DCM Holdings Company, Ltd.	5,100	43,218
DeNA Company, Ltd.	2,700	35,158
Denka Company, Ltd.	1,700	32,122
Densan System Holdings Company, Ltd.	700	16,029
Denyo Company, Ltd.	900	12,916
Dexerials Corp.	2,500	54,919
DIC Corp.	2,700	49,126
Digital Arts, Inc.	700	28,566
Digital Hearts Holdings Company, Ltd.	900	8,015
Digital Holdings, Inc.	600	4,331
Dip Corp.	1,400	34,970
Direct Marketing MiX, Inc.	900	5,383
DKK Company, Ltd.	1,000	15,447
DKS Company, Ltd.	400	4,917
DMG Mori Company, Ltd.	4,700	81,709
Doshisha Company, Ltd.	1,700	27,367
Doutor Nichires Holdings Company, Ltd.	2,300	33,692
DTS Corp.	1,800	42,495
Duskin Company, Ltd.	1,600	35,772
DyDo Group Holdings, Inc.	700	24,525
Eagle Industry Company, Ltd.	2,200	26,787
Ebara Jitsugyo Company, Ltd.	800	16,826
Ebase Company, Ltd.	1,200	6,377
EDION Corp.	2,700	27,276
EF-ON, Inc.	1,500	5,904
eGuarantee, Inc.	2,000	26,683
E-Guardian, Inc.	900	12,640

The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Eiken Chemical Company, Ltd.	1,800	$19,280
Eizo Corp.	800	26,366
Elan Corp.	2,800	17,032
Elecom Company, Ltd.	1,600	16,224
Elematec Corp.	1,400	17,775
EM Systems Company, Ltd.	1,400	7,744
en-japan, Inc.	2,100	36,321
Enplas Corp.	600	24,445
eRex Company, Ltd.	1,900	14,973
ES-Con Japan, Ltd.	1,500	8,594
ESPEC Corp.	1,600	25,458
Exedy Corp.	1,900	32,004
EXEO Group, Inc.	3,600	72,310
Ezaki Glico Company, Ltd.	2,000	52,331
FCC Company, Ltd.	2,200	28,650
FDK Corp. (A)	1,100	6,734
Feed One Company, Ltd.	1,600	8,020
Ferrotec Holdings Corp.	2,000	50,918
FIDEA Holdings Company, Ltd.	2,140	20,360
Fixstars Corp.	2,000	21,045
Foster Electric Company, Ltd.	2,100	13,681
FP Corp.	1,100	22,430
France Bed Holdings Company, Ltd.	2,200	17,680
Fudo Tetra Corp.	1,080	13,759
Fuji Corp. (Aichi)	2,600	46,114
Fuji Corp., Ltd.	1,300	6,106
Fuji Kyuko Company, Ltd.	800	30,744
Fuji Oil Company, Ltd.	4,400	8,387
Fuji Oil Holdings, Inc.	2,500	34,589
Fuji Pharma Company, Ltd.	1,400	11,310
Fuji Seal International, Inc.	2,100	22,236
Fujibo Holdings, Inc.	700	15,511
Fujicco Company, Ltd.	1,500	19,606
Fujikura Kasei Company, Ltd.	2,000	6,372
Fujikura, Ltd.	1,900	15,953
Fujimi, Inc.	2,400	59,313
Fujimori Kogyo Company, Ltd.	800	19,943
Fujisash Company, Ltd.	4,900	2,990
Fujiya Company, Ltd.	500	8,568
Fukuda Corp.	200	6,769
Fukuda Denshi Company, Ltd.	1,000	32,542
Fukui Computer Holdings, Inc.	300	5,833
Fukushima Galilei Company, Ltd.	500	18,646
Fukuyama Transporting Company, Ltd.	1,000	27,903
FULLCAST Holdings Company, Ltd.	1,000	15,252
Funai Soken Holdings, Inc.	1,800	31,914
Furukawa Company, Ltd.	1,900	20,736
Furukawa Electric Company, Ltd.	2,900	51,289
Furuno Electric Company, Ltd.	2,400	17,761
Furuya Metal Company, Ltd.	300	24,935
Furyu Corp.	1,300	11,908
Fuso Chemical Company, Ltd.	1,000	31,454
Fuso Pharmaceutical Industries, Ltd.	500	6,963
Futaba Corp.	1,600	5,364
Futaba Industrial Company, Ltd.	3,400	12,504
Future Corp.	2,400	28,619
Fuyo General Lease Company, Ltd.	400	30,743
G-7 Holdings, Inc.	2,000	18,268
Gakken Holdings Company, Ltd.	1,600	9,616
Gecoss Corp.	400	2,429
Genki Sushi Company, Ltd.	500	11,695
Genky DrugStores Company, Ltd.	600	18,398
Geo Holdings Corp.	2,700	34,341
GLOBERIDE, Inc.	1,200	18,933
Glory, Ltd.	2,100	42,133
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
GMO Financial Holdings, Inc.	1,600	$7,797
GMO GlobalSign Holdings KK	500	10,973
Goldcrest Company, Ltd.	990	12,368
Golf Digest Online, Inc.	800	4,623
Gremz, Inc.	800	16,495
GS Yuasa Corp.	3,000	58,855
G-Tekt Corp.	1,200	14,391
Gun-Ei Chemical Industry Company, Ltd.	400	8,051
GungHo Online Entertainment, Inc.	2,000	39,383
Gunze, Ltd.	800	24,682
H.U. Group Holdings, Inc.	1,600	30,596
H2O Retailing Corp.	2,600	26,577
Hagihara Industries, Inc.	800	7,918
Hagiwara Electric Holdings Company, Ltd.	500	11,824
Hakudo Company, Ltd.	600	9,769
Hakuto Company, Ltd.	700	27,101
Halows Company, Ltd.	600	16,228
Hamakyorex Company, Ltd.	1,000	26,665
Hanwa Company, Ltd.	1,500	47,375
Happinet Corp.	1,000	15,401
Hazama Ando Corp.	5,490	41,063
Heiwa Corp.	1,500	26,088
Heiwa Real Estate Company, Ltd.	1,500	39,641
Heiwado Company, Ltd.	2,000	29,898
Hennge KK (A)	1,000	6,361
Hibiya Engineering, Ltd.	1,500	23,086
HI-LEX Corp.	600	5,014
Hioki EE Corp.	500	32,605
Hirano Tecseed Company, Ltd.	1,100	16,427
Hirogin Holdings, Inc.	10,600	60,129
Hiroshima Gas Company, Ltd.	4,900	12,867
Hisaka Works, Ltd.	2,000	12,698
Hitachi Zosen Corp.	5,500	36,394
Hochiki Corp.	600	7,454
Hodogaya Chemical Company, Ltd.	700	16,810
Hokkaido Electric Power Company, Inc. (A)	8,600	35,434
Hokkaido Gas Company, Ltd.	600	9,807
Hokkan Holdings, Ltd.	1,000	9,624
Hokko Chemical Industry Company, Ltd.	700	4,919
Hokkoku Financial Holdings, Inc.	900	25,993
Hokuetsu Corp.	6,100	36,779
Hokuetsu Industries Company, Ltd.	2,000	19,542
Hokuhoku Financial Group, Inc.	5,900	47,232
Hokuriku Electric Power Company (A)	7,400	39,861
Hokuto Corp.	1,600	20,358
H-One Company, Ltd.	1,000	5,195
Honeys Holdings Company, Ltd.	1,350	16,566
Hoosiers Holdings Company, Ltd.	3,400	23,646
Horiba, Ltd.	1,000	57,514
Hosiden Corp.	3,000	37,609
Hosokawa Micron Corp.	1,000	24,394
HS Holdings Company, Ltd.	1,000	6,900
IBJ, Inc.	1,800	8,360
Ichigo, Inc.	11,200	21,466
Ichikoh Industries, Ltd.	2,300	8,741
Ichinen Holdings Company, Ltd.	1,900	17,897
Ichiyoshi Securities Company, Ltd.	2,800	11,785
Icom, Inc.	500	10,082
IDEC Corp.	1,600	36,839
IDOM, Inc.	3,900	23,813
Iino Kaiun Kaisha, Ltd.	4,600	27,176
IJTT Company, Ltd.	1,200	4,867
I'll, Inc.	1,100	22,870
Imasen Electric Industrial	500	2,145

The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Imuraya Group Company, Ltd.	300	$4,672
Inaba Denki Sangyo Company, Ltd.	2,100	47,912
Inaba Seisakusho Company, Ltd.	200	2,273
Inabata & Company, Ltd.	2,000	44,946
Inageya Company, Ltd.	700	7,274
Ines Corp.	900	9,401
i-Net Corp.	900	10,320
Infocom Corp.	1,000	15,809
INFRONEER Holdings, Inc.	3,468	32,705
Insource Company, Ltd.	3,800	31,376
Intage Holdings, Inc.	1,700	19,370
Inter Action Corp.	800	7,777
Inui Global Logistics Company, Ltd.	1,600	14,550
I-PEX, Inc.	500	4,670
IR Japan Holdings, Ltd.	400	4,548
Iriso Electronics Company, Ltd.	1,000	29,111
Iseki & Company, Ltd.	1,200	10,443
Ishihara Sangyo Kaisha, Ltd.	2,100	19,179
ITFOR, Inc.	1,000	7,425
ITmedia, Inc.	900	8,352
Itochu Enex Company, Ltd.	3,800	33,486
Itochu-Shokuhin Company, Ltd.	300	10,800
Itoham Yonekyu Holdings, Inc.	7,500	37,741
Itoki Corp.	2,100	14,613
IwaiCosmo Holdings, Inc.	900	8,981
Iyogin Holdings, Inc.	7,000	39,352
Izumi Company, Ltd.	1,900	45,312
J Trust Company, Ltd.	6,286	18,873
JAC Recruitment Company, Ltd.	1,200	21,718
Jaccs Company, Ltd.	900	31,483
Jade Group, Inc. (A)	400	4,946
JAFCO Group Company, Ltd.	3,100	39,793
JANOME Corp.	1,200	5,142
Japan Aviation Electronics Industry, Ltd.	2,300	48,140
Japan Cash Machine Company, Ltd.	700	5,738
Japan Communications, Inc. (A)	15,200	25,623
Japan Electronic Materials Corp.	1,800	21,109
Japan Elevator Service Holdings Company, Ltd.	3,300	43,417
Japan Investment Adviser Company, Ltd.	1,000	7,725
Japan Lifeline Company, Ltd.	4,400	31,581
Japan Material Company, Ltd.	2,900	48,472
Japan Medical Dynamic Marketing, Inc.	900	6,378
Japan Petroleum Exploration Company, Ltd.	1,200	35,926
Japan Property Management Center Company, Ltd.	800	6,086
Japan Pulp & Paper Company, Ltd.	600	20,283
Japan Securities Finance Company, Ltd.	3,300	25,638
Japan Transcity Corp.	3,100	13,392
Japan Wool Textile Company, Ltd.	4,000	28,958
Jastec Company, Ltd.	400	3,749
JBCC Holdings, Inc.	1,200	21,335
JCR Pharmaceuticals Company, Ltd.	2,000	17,727
JCU Corp.	1,300	30,914
Jeol, Ltd.	2,000	71,398
Jimoto Holdings, Inc.	980	2,627
JINS Holdings, Inc.	800	16,574
JINUSHI Company, Ltd.	1,100	14,524
JM Holdings Company, Ltd.	600	8,323
JMS Company, Ltd.	500	2,057
J-Oil Mills, Inc.	1,200	13,343
Joshin Denki Company, Ltd.	1,100	15,002
Joyful Honda Company, Ltd.	1,900	22,429
JSB Company, Ltd.	400	14,004
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
JSP Corp.	800	$10,399
Juki Corp.	1,400	5,668
Juroku Financial Group, Inc.	1,700	36,726
Justsystems Corp.	1,500	42,066
JVCKenwood Corp.	9,070	31,261
K&O Energy Group, Inc.	800	12,652
Kaga Electronics Company, Ltd.	600	26,707
Kagome Company, Ltd.	500	10,930
Kaken Pharmaceutical Company, Ltd.	1,200	30,069
Kakiyasu Honten Company, Ltd.	500	8,053
Kamakura Shinsho, Ltd.	1,200	6,056
Kameda Seika Company, Ltd.	700	21,022
Kamei Corp.	2,000	20,587
Kanaden Corp.	1,100	9,916
Kanagawa Chuo Kotsu Company, Ltd.	700	15,233
Kanamic Network Company, Ltd.	600	1,977
Kanamoto Company, Ltd.	1,900	28,985
Kandenko Company, Ltd.	4,700	37,779
Kaneka Corp.	2,300	64,461
Kanematsu Corp.	3,500	48,911
Kanto Denka Kogyo Company, Ltd.	2,000	13,720
Kasai Kogyo Company, Ltd. (A)	1,000	1,073
Katakura Industries Company, Ltd.	1,700	19,256
Katitas Company, Ltd.	1,800	31,165
Kato Sangyo Company, Ltd.	1,100	30,226
Kato Works Company, Ltd.	400	3,361
Kawada Technologies, Inc.	200	8,054
KeePer Technical Laboratory Company, Ltd.	500	17,042
Keihanshin Building Company, Ltd.	2,000	16,067
Keiyo Company, Ltd.	3,400	18,947
Kenko Mayonnaise Company, Ltd.	900	8,272
KFC Holdings Japan, Ltd.	1,500	29,573
KH Neochem Company, Ltd.	1,500	24,495
Kimoto Company, Ltd.	3,000	4,089
King Jim Company, Ltd.	1,400	8,533
Kissei Pharmaceutical Company, Ltd.	1,700	34,048
Ki-Star Real Estate Company, Ltd.	600	20,654
Kitanotatsujin Corp.	3,300	6,659
Kitz Corp.	4,600	34,822
Koa Corp.	1,700	21,346
Koatsu Gas Kogyo Company, Ltd.	3,000	15,620
Kobe Electric Railway Company, Ltd. (A)	300	6,259
Kohnan Shoji Company, Ltd.	1,200	29,218
Kojima Company, Ltd.	3,000	12,402
Kokuyo Company, Ltd.	4,000	54,961
Komatsu Matere Company, Ltd.	1,700	7,992
KOMEDA Holdings Company, Ltd.	2,000	37,667
Komeri Company, Ltd.	1,500	30,582
Komori Corp.	3,700	24,208
Kondotec, Inc.	1,300	10,843
Konica Minolta, Inc.	14,200	49,310
Konishi Company, Ltd.	2,200	35,101
Konoike Transport Company, Ltd.	2,600	29,888
Kotobuki Spirits Company, Ltd.	500	36,647
Krosaki Harima Corp.	400	24,671
KRS Corp.	1,100	7,270
K's Holdings Corp.	7,100	61,863
Kumagai Gumi Company, Ltd.	1,800	38,525
Kumiai Chemical Industry Company, Ltd.	3,400	26,555
Kurabo Industries, Ltd.	1,600	25,293
Kureha Corp.	500	28,643
Kurimoto, Ltd.	1,000	15,497
Kusuri no Aoki Holdings Company, Ltd.	700	39,453
KYB Corp.	1,000	35,153

The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kyodo Printing Company, Ltd.	500	$10,997
Kyoei Steel, Ltd.	1,800	25,442
Kyokuto Kaihatsu Kogyo Company, Ltd.	2,300	27,750
Kyokuto Securities Company, Ltd.	2,300	10,199
Kyokuyo Company, Ltd.	700	17,579
Kyorin Pharmaceutical Company, Ltd.	1,900	23,126
Kyoritsu Maintenance Company, Ltd.	600	22,812
Kyosan Electric Manufacturing Company, Ltd.	2,000	6,974
Kyudenko Corp.	1,800	48,329
Kyushu Financial Group, Inc.	16,000	67,592
LAC Company, Ltd.	1,400	7,310
Lacto Japan Company, Ltd.	800	11,244
LEC, Inc.	1,600	9,635
Leopalace21 Corp. (A)	6,400	11,904
Life Corp.	800	16,999
LIFULL Company, Ltd.	3,800	7,579
Link And Motivation, Inc.	2,300	6,889
Lintec Corp.	1,900	30,032
Litalico, Inc.	1,300	21,048
M&A Capital Partners Company, Ltd. (A)	600	14,003
Mabuchi Motor Company, Ltd.	2,200	61,389
Macnica Holdings, Inc.	750	31,167
Macromill, Inc.	2,300	13,488
Maeda Kosen Company, Ltd.	1,100	24,520
Maezawa Kasei Industries Company, Ltd.	1,100	11,834
Maezawa Kyuso Industries Company, Ltd.	1,800	13,935
Makino Milling Machine Company, Ltd.	1,200	46,652
Management Solutions Company, Ltd.	1,300	37,116
Mandom Corp.	1,600	16,110
Mani, Inc.	3,500	41,461
MarkLines Company, Ltd.	400	7,166
Mars Group Holdings Corp.	700	13,893
Marubun Corp.	200	1,827
Marudai Food Company, Ltd.	1,600	16,502
Maruha Nichiro Corp.	1,400	23,559
Maruichi Steel Tube, Ltd.	2,700	62,023
Marusan Securities Company, Ltd.	4,700	14,411
Maruwa Company, Ltd.	300	46,591
Maruzen Company, Ltd.	800	11,390
Maruzen Showa Unyu Company, Ltd.	800	21,855
Marvelous, Inc.	1,400	6,544
Matsuda Sangyo Company, Ltd.	1,400	22,144
Matsui Securities Company, Ltd.	4,900	27,052
Max Company, Ltd.	2,000	36,806
Maxell, Ltd.	2,200	24,509
Maxvalu Tokai Company, Ltd.	1,100	21,010
MCJ Company, Ltd.	3,200	22,303
MEC Company, Ltd.	1,500	37,028
Media Do Company, Ltd. (A)	600	5,962
Medical Data Vision Company, Ltd.	1,700	8,618
Medikit Company, Ltd.	500	8,920
MedPeer, Inc. (A)	600	4,236
Megachips Corp.	1,100	28,629
Megmilk Snow Brand Company, Ltd.	2,800	37,998
Meidensha Corp.	1,800	25,073
Meiko Electronics Company, Ltd.	1,200	22,689
Meisei Industrial Company, Ltd.	3,000	20,554
Meitec Corp.	3,100	53,490
Meito Sangyo Company, Ltd.	900	10,254
Melco Holdings, Inc.	500	11,050
Members Company, Ltd.	400	5,039
Menicon Company, Ltd.	2,500	43,863
METAWATER Company, Ltd.	1,600	20,465
Micronics Japan Company, Ltd.	2,100	29,408
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Midac Holdings Company, Ltd.	500	$5,324
Mie Kotsu Group Holdings, Inc.	3,700	14,720
Milbon Company, Ltd.	912	31,218
Mimasu Semiconductor Industry Company, Ltd.	1,400	30,465
Ministop Company, Ltd.	1,100	11,036
MIRAIT ONE Corp.	4,240	53,372
Mirarth Holdings, Inc.	6,300	19,416
Miroku Jyoho Service Company, Ltd.	700	7,654
Mitani Corp.	2,000	18,928
Mitani Sekisan Company, Ltd.	600	20,509
Mito Securities Company, Ltd.	6,300	15,035
Mitsuba Corp.	2,300	13,022
Mitsubishi Logisnext Company, Ltd.	1,000	9,277
Mitsubishi Logistics Corp.	1,600	39,539
Mitsubishi Materials Corp.	1,600	28,806
Mitsubishi Paper Mills, Ltd.	2,600	10,211
Mitsubishi Pencil Company, Ltd.	1,500	17,496
Mitsubishi Research Institute, Inc.	500	19,107
Mitsubishi Shokuhin Company, Ltd.	600	15,476
Mitsubishi Steel Manufacturing Company, Ltd.	1,000	9,621
Mitsuboshi Belting, Ltd.	1,000	30,646
Mitsui DM Sugar Holdings Company, Ltd.	1,000	19,133
Mitsui E&S Company, Ltd. (A)	4,600	15,800
Mitsui Matsushima Holdings Company, Ltd. (D)	1,000	18,084
Mitsui Mining & Smelting Company, Ltd.	2,200	50,793
Mitsui-Soko Holdings Company, Ltd.	900	21,913
Mitsuuroko Group Holdings Company, Ltd.	3,200	30,875
Mixi, Inc.	1,800	33,505
Mizuho Leasing Company, Ltd.	1,400	45,738
Mizuno Corp.	1,400	36,211
Mochida Pharmaceutical Company, Ltd.	900	20,615
Monex Group, Inc.	8,000	30,948
Morinaga & Company, Ltd.	900	28,168
Morinaga Milk Industry Company, Ltd.	1,500	49,112
Morita Holdings Corp.	2,200	23,800
Morozoff, Ltd.	500	12,946
MrMax Holdings, Ltd.	1,700	7,462
m-up Holdings, Inc.	2,000	15,679
Musashi Seimitsu Industry Company, Ltd.	2,600	32,054
Nachi-Fujikoshi Corp.	600	17,061
Nafco Company, Ltd.	1,100	14,494
Nagano Keiki Company, Ltd.	1,800	29,575
Nagase & Company, Ltd.	4,400	73,272
Nagatanien Holdings Company, Ltd.	1,000	14,840
Nagawa Company, Ltd.	300	14,382
Nakamuraya Company, Ltd.	300	6,399
Nakanishi, Inc.	2,600	57,576
Nakayama Steel Works, Ltd.	1,100	6,451
Namura Shipbuilding Company, Ltd. (A)	3,252	14,226
Natori Company, Ltd.	700	9,481
NEC Capital Solutions, Ltd.	800	17,884
NEC Networks & System Integration Corp.	2,100	29,031
NET One Systems Company, Ltd.	2,900	63,708
Neturen Company, Ltd.	2,300	15,575
Nextage Company, Ltd.	1,900	36,922
NHK Spring Company, Ltd.	9,100	66,515
Nice Corp.	600	6,246
Nichias Corp.	2,800	58,359
Nichiban Company, Ltd.	700	9,212
Nichicon Corp.	3,400	36,254

The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nichiden Corp.	600	$10,022
Nichiha Corp.	1,200	25,735
Nichireki Company, Ltd.	2,000	25,554
Nichirin Company, Ltd.	1,040	20,148
Nihon Chouzai Company, Ltd.	800	6,554
Nihon Dempa Kogyo Company, Ltd.	2,500	22,623
Nihon Flush Company, Ltd.	1,000	6,739
Nihon House Holdings Company, Ltd.	1,000	2,575
Nihon Kagaku Sangyo Company, Ltd.	1,000	7,700
Nihon Kohden Corp.	800	21,387
Nihon Nohyaku Company, Ltd.	4,000	19,930
Nihon Parkerizing Company, Ltd.	3,900	29,084
Nihon Tokushu Toryo Company, Ltd.	1,000	7,438
Nikkiso Company, Ltd.	2,100	13,279
Nikkon Holdings Company, Ltd.	2,200	43,968
Nippn Corp.	2,700	34,571
Nippon Air Conditioning Services Company, Ltd.	1,600	8,360
Nippon Beet Sugar Manufacturing Company, Ltd.	900	11,649
Nippon Carbon Company, Ltd.	500	15,105
Nippon Chemical Industrial Company, Ltd.	700	9,196
Nippon Chemi-Con Corp. (A)	1,100	9,615
Nippon Coke & Engineering Company, Ltd. (A)	18,000	14,520
Nippon Concrete Industries Company, Ltd. (A)	2,600	5,929
Nippon Denko Company, Ltd.	6,530	12,809
Nippon Densetsu Kogyo Company, Ltd.	2,100	28,881
Nippon Electric Glass Company, Ltd.	3,900	68,745
Nippon Fine Chemical Company, Ltd.	800	16,131
Nippon Gas Company, Ltd.	4,300	60,533
Nippon Hume Corp.	2,000	10,753
Nippon Kayaku Company, Ltd.	5,300	45,350
Nippon Kodoshi Corp.	800	11,225
Nippon Koei Company, Ltd.	1,000	26,080
Nippon Light Metal Holdings Company, Ltd.	2,820	28,456
Nippon Paper Industries Company, Ltd. (A)	4,600	37,886
Nippon Parking Development Company, Ltd.	8,400	13,082
Nippon Pillar Packing Company, Ltd.	1,100	35,729
Nippon Rietec Company, Ltd.	300	2,881
Nippon Seiki Company, Ltd.	3,000	20,462
Nippon Sharyo, Ltd.	600	8,380
Nippon Sheet Glass Company, Ltd. (A)	4,100	19,232
Nippon Shokubai Company, Ltd.	800	29,911
Nippon Signal Company, Ltd.	3,000	22,385
Nippon Soda Company, Ltd.	1,200	43,198
Nippon Thompson Company, Ltd.	4,700	19,412
Nippon Yakin Kogyo Company, Ltd.	1,000	28,381
Nipro Corp.	6,700	47,509
Nishikawa Rubber Company, Ltd.	800	7,103
Nishimatsu Construction Company, Ltd.	1,500	36,460
Nishimatsuya Chain Company, Ltd.	2,700	31,963
Nishi-Nippon Financial Holdings, Inc.	3,900	34,641
Nishi-Nippon Railroad Company, Ltd.	2,400	40,835
Nishio Holdings Company, Ltd.	800	18,878
Nissan Shatai Company, Ltd.	3,400	19,872
Nissei ASB Machine Company, Ltd.	500	14,251
Nissei Plastic Industrial Company, Ltd.	1,600	11,021
Nissha Company, Ltd.	2,300	26,959
Nisshinbo Holdings, Inc.	4,768	39,541
Nissin Corp.	1,400	24,480
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nisso Corp.	2,400	$15,338
Nissui Corp.	13,000	58,385
Nitta Corp.	1,300	27,606
NITTAN Corp.	1,200	2,565
Nittetsu Mining Company, Ltd.	600	18,707
Nitto Boseki Company, Ltd.	1,400	22,378
Nitto Kogyo Corp.	1,600	39,547
Nitto Kohki Company, Ltd.	1,000	13,731
Nitto Seiko Company, Ltd.	1,700	6,904
Noevir Holdings Company, Ltd.	800	30,452
Nohmi Bosai, Ltd.	1,300	16,349
Nojima Corp.	3,200	30,447
NOK Corp.	1,900	27,869
Nomura Micro Science Company, Ltd.	600	28,287
Noritake Company, Ltd.	700	26,600
Noritsu Koki Company, Ltd.	1,000	16,173
Noritz Corp.	2,100	25,966
North Pacific Bank, Ltd.	12,900	25,513
NS Tool Company, Ltd.	800	6,342
NS United Kaiun Kaisha, Ltd.	800	19,073
NSD Company, Ltd.	2,200	44,231
NTN Corp.	18,400	38,975
Obara Group, Inc.	600	17,375
Ohsho Food Service Corp.	700	32,581
Oiles Corp.	1,380	19,128
Oisix ra daichi, Inc. (A)	1,200	20,637
Okabe Company, Ltd.	2,600	13,279
Okamoto Industries, Inc.	600	16,278
Okamura Corp.	2,900	38,499
Okasan Securities Group, Inc.	7,000	23,273
Oki Electric Industry Company, Ltd.	4,700	29,451
Okinawa Cellular Telephone Company	800	16,660
Okinawa Financial Group, Inc.	1,140	16,450
OKUMA Corp.	1,100	59,058
Okumura Corp.	1,200	33,966
Okura Industrial Company, Ltd.	800	12,288
Okuwa Company, Ltd.	1,000	5,812
Onoken Company, Ltd.	1,500	16,691
Onward Holdings Company, Ltd.	7,100	19,711
Optex Group Company, Ltd.	1,900	26,803
Optim Corp. (A)	700	4,969
Optorun Company, Ltd.	1,100	18,626
Organo Corp.	1,100	32,517
Orient Corp.	3,180	24,953
Oriental Shiraishi Corp.	7,600	16,265
Origin Company, Ltd.	600	5,372
Oro Company, Ltd.	700	10,147
Osaka Organic Chemical Industry, Ltd.	800	16,195
Osaka Soda Company, Ltd.	800	30,283
Osaka Steel Company, Ltd.	700	6,817
Osaki Electric Company, Ltd.	3,000	11,453
OSG Corp.	3,900	55,986
Outsourcing, Inc.	5,800	55,340
Oyo Corp.	1,300	18,153
Pacific Industrial Company, Ltd.	3,000	27,139
Pacific Metals Company, Ltd. (A)	1,100	11,699
PAL GROUP Holdings Company, Ltd.	700	18,947
Paramount Bed Holdings Company, Ltd.	1,600	26,659
Paris Miki Holdings, Inc.	1,100	2,516
Pasona Group, Inc.	1,300	15,096
PC Depot Corp.	1,700	5,663
Penta-Ocean Construction Company, Ltd.	12,400	66,650
PIA Corp. (A)	500	11,784
Pickles Holdings Company, Ltd.	800	7,006
Pigeon Corp.	5,500	75,928

The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Pilot Corp.	1,200	$38,059
Piolax, Inc.	2,100	31,694
Pole To Win Holdings, Inc.	2,000	10,938
Premium Group Company, Ltd.	2,400	28,990
Premium Water Holdings, Inc.	400	7,190
Press Kogyo Company, Ltd.	7,000	29,913
Pressance Corp.	700	9,860
Prestige International, Inc.	5,000	21,213
Prima Meat Packers, Ltd.	1,500	22,618
Procrea Holdings, Inc.	2,344	33,198
Pronexus, Inc.	600	4,169
Proto Corp.	1,800	14,230
PS Mitsubishi Construction Company, Ltd.	2,600	13,764
Punch Industry Company, Ltd.	1,300	4,524
QB Net Holdings Company, Ltd.	1,800	18,501
Qol Holdings Company, Ltd.	1,400	16,879
Quick Company, Ltd.	800	12,965
Raccoon Holdings, Inc.	800	3,803
Raito Kogyo Company, Ltd.	2,400	33,075
Raiznext Corp.	3,300	33,966
Rasa Industries, Ltd.	600	8,880
Raysum Company, Ltd.	300	6,172
Relia, Inc.	1,100	11,199
Relo Group, Inc.	1,000	13,655
Rengo Company, Ltd.	8,600	52,994
RENOVA, Inc. (A)	1,400	15,832
Resorttrust, Inc.	3,700	54,915
Restar Holdings Corp.	1,600	27,201
Retail Partners Company, Ltd.	300	3,321
Rheon Automatic Machinery Company, Ltd.	1,500	14,827
Ricoh Leasing Company, Ltd.	800	23,394
Riken Corp.	600	13,045
Riken Keiki Company, Ltd.	800	32,120
Riken Technos Corp.	3,000	13,671
Riken Vitamin Company, Ltd.	1,400	20,778
Rion Company, Ltd.	500	6,783
Riso Kyoiku Company, Ltd.	9,300	17,024
Rock Field Company, Ltd.	1,000	10,370
Rokko Butter Company, Ltd.	600	5,454
Roland Corp.	700	20,179
Roland DG Corp.	900	22,729
Rorze Corp.	500	40,767
Round One Corp.	10,500	41,594
RS Technologies Company, Ltd.	800	17,860
Ryobi, Ltd.	1,400	19,970
Ryoden Corp.	1,500	22,964
Ryosan Company, Ltd.	1,500	45,590
S Foods, Inc.	900	19,668
S&B Foods, Inc.	600	14,893
Sac's Bar Holdings, Inc.	600	4,266
Saibu Gas Holdings Company, Ltd.	1,500	21,605
Saint-Care Holding Corp.	1,900	10,294
Sakai Chemical Industry Company, Ltd.	1,400	18,221
Sakai Moving Service Company, Ltd.	500	17,378
Sakata INX Corp.	3,100	26,211
Sala Corp.	3,000	16,363
SAMTY Company, Ltd.	1,600	24,901
San ju San Financial Group, Inc.	1,700	18,654
San-A Company, Ltd.	1,300	41,123
San-Ai Obbli Company, Ltd.	3,500	37,046
Sangetsu Corp.	2,100	36,276
Sanken Electric Company, Ltd.	900	84,907
Sanki Engineering Company, Ltd.	2,000	21,039
Sankyo Frontier Company, Ltd.	300	7,733
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sankyo Seiko Company, Ltd.	3,200	$12,534
Sankyo Tateyama, Inc.	2,500	12,652
Sankyu, Inc.	700	23,169
Sanoh Industrial Company, Ltd.	1,900	11,386
Sanshin Electronics Company, Ltd.	700	10,453
Sanyo Chemical Industries, Ltd.	600	17,704
Sanyo Denki Company, Ltd.	400	21,622
Sanyo Electric Railway Company, Ltd.	1,600	24,353
Sanyo Shokai, Ltd.	700	9,349
Sanyo Special Steel Company, Ltd.	1,400	27,749
Sanyo Trading Company, Ltd.	1,200	11,723
Sapporo Holdings, Ltd.	1,500	38,626
Sato Holdings Corp.	1,700	23,093
Sawai Group Holdings Company, Ltd.	1,800	45,372
SB Technology Corp.	800	14,551
SBI Global Asset Management Company, Ltd.	1,300	4,634
SBS Holdings, Inc.	900	20,001
Scroll Corp.	2,300	15,466
Seika Corp.	500	6,852
Seikagaku Corp.	1,700	8,914
Seikitokyu Kogyo Company, Ltd.	1,600	15,772
Seiko Group Corp.	1,400	25,362
Seino Holdings Company, Ltd.	4,000	56,955
Seiren Company, Ltd.	1,900	32,610
Sekisui Jushi Corp.	1,600	25,441
Sekisui Kasei Company, Ltd.	2,500	7,641
Senko Group Holdings Company, Ltd.	4,700	33,829
Senshu Electric Company, Ltd.	600	15,327
Senshu Ikeda Holdings, Inc.	17,200	27,855
Senshukai Company, Ltd. (A)	3,300	9,244
Seria Company, Ltd.	2,100	33,549
Shibaura Electronics Company, Ltd.	500	23,117
Shibaura Machine Company, Ltd.	1,600	54,241
Shibaura Mechatronics Corp.	100	15,583
Shibuya Corp.	800	14,674
Shidax Corp.	2,000	9,661
Shikibo, Ltd.	1,100	7,709
Shikoku Electric Power Company, Inc. (A)	5,200	35,438
Shikoku Kasei Holdings Corp.	3,000	31,455
Shima Seiki Manufacturing, Ltd.	1,200	15,513
Shin Nippon Biomedical Laboratories, Ltd.	1,000	14,852
Shinagawa Refractories Company, Ltd.	600	22,530
Shindengen Electric Manufacturing Company, Ltd.	500	11,373
Shin-Etsu Polymer Company, Ltd.	3,000	31,856
Shinko Shoji Company, Ltd.	1,900	15,564
Shinmaywa Industries, Ltd.	2,400	22,535
Shinnihon Corp.	2,500	22,074
Shinwa Company, Ltd.	700	11,425
Ship Healthcare Holdings, Inc.	2,600	43,013
Shizuoka Gas Company, Ltd.	4,500	36,608
Shoei Company, Ltd.	1,600	29,679
Shoei Foods Corp.	700	20,830
Shofu, Inc.	600	9,651
Showa Sangyo Company, Ltd.	1,000	18,615
SIGMAXYZ Holdings, Inc.	1,800	17,401
Siix Corp.	1,600	17,505
Sinanen Holdings Company, Ltd.	800	21,169
Sinfonia Technology Company, Ltd.	1,600	19,165
Sinko Industries, Ltd.	1,500	21,800
Sintokogio, Ltd.	3,400	25,933
SKY Perfect JSAT Holdings, Inc.	7,800	30,992
Smaregi, Inc. (A)	400	6,236
SMK Corp.	300	5,038

The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
SMS Company, Ltd.	1,600	$32,178
Snow Peak, Inc. (D)	1,200	15,660
Sodick Company, Ltd.	2,400	11,897
Softcreate Holdings Corp.	1,400	17,272
Software Service, Inc.	200	14,931
Soken Chemical & Engineering Company, Ltd.	800	10,607
Solasto Corp.	3,200	14,825
Sotetsu Holdings, Inc.	3,500	61,702
Sparx Group Company, Ltd.	1,480	15,771
S-Pool, Inc.	5,000	18,395
SRA Holdings	600	13,542
SRE Holdings Corp. (A)	400	10,737
ST Corp.	700	7,339
St. Marc Holdings Company, Ltd.	800	10,472
Star Mica Holdings Company, Ltd.	2,200	9,998
Star Micronics Company, Ltd.	2,300	28,780
Starts Corp., Inc.	1,900	38,981
Starzen Company, Ltd.	600	9,525
Stella Chemifa Corp.	800	17,419
Strike Company, Ltd.	700	16,950
Studio Alice Company, Ltd.	900	13,879
Sugimoto & Company, Ltd.	700	10,610
Sumida Corp.	1,600	16,334
Suminoe Textile Company, Ltd.	500	7,601
Sumitomo Bakelite Company, Ltd.	1,700	70,867
Sumitomo Densetsu Company, Ltd.	1,300	28,021
Sumitomo Mitsui Construction Company, Ltd.	6,000	15,438
Sumitomo Osaka Cement Company, Ltd.	1,500	39,677
Sumitomo Riko Company, Ltd.	2,400	14,276
Sumitomo Seika Chemicals Company, Ltd.	500	15,511
Sun Frontier Fudousan Company, Ltd.	2,200	21,834
Suruga Bank, Ltd.	11,700	46,949
SWCC Corp.	2,400	31,997
SymBio Pharmaceuticals, Ltd. (A)	2,100	6,370
Systena Corp.	12,200	24,882
Syuppin Company, Ltd.	1,200	9,605
T Hasegawa Company, Ltd.	1,600	38,326
T RAD Company, Ltd.	500	6,414
T&K Toka Company, Ltd.	1,600	13,110
Tachibana Eletech Company, Ltd.	1,360	28,096
Tachi-S Company, Ltd.	2,400	25,862
Tadano, Ltd.	5,000	39,947
Taihei Dengyo Kaisha, Ltd.	1,000	29,599
Taiheiyo Cement Corp.	2,700	53,380
Taiho Kogyo Company, Ltd.	1,200	7,799
Taikisha, Ltd.	900	25,686
Taisei Lamick Company, Ltd.	500	10,101
Taiyo Holdings Company, Ltd.	2,000	37,188
Takamatsu Construction Group Company, Ltd.	1,000	17,982
Takaoka Toko Company, Ltd.	700	10,467
Takara Bio, Inc.	2,100	24,119
Takara Holdings, Inc.	5,700	46,406
Takara Standard Company, Ltd.	2,200	28,112
Takasago International Corp.	1,200	22,566
Takasago Thermal Engineering Company, Ltd.	1,700	28,523
Takashimaya Company, Ltd.	1,100	15,377
Takeuchi Manufacturing Company, Ltd.	1,600	49,431
Takuma Company, Ltd.	3,000	30,882
Tama Home Company, Ltd.	1,000	23,002
Tamron Company, Ltd.	1,500	42,012
Tamura Corp.	6,000	27,964
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tanseisha Company, Ltd.	1,100	$6,036
Tatsuta Electric Wire and Cable Company, Ltd.	4,200	20,785
Tayca Corp.	1,500	14,347
TDC Soft, Inc.	1,200	15,043
TechMatrix Corp.	2,000	25,948
Techno Horizon Company, Ltd. (A)	1,400	5,948
Teijin, Ltd.	4,200	42,134
Teikoku Sen-I Company, Ltd.	1,200	13,674
Tekken Corp.	800	11,451
Tenma Corp.	1,000	18,168
Tess Holdings Company, Ltd.	1,200	7,671
T-Gaia Corp.	900	10,832
The 77 Bank, Ltd.	2,800	49,865
The Akita Bank, Ltd.	1,100	12,795
The Awa Bank, Ltd.	2,200	30,416
The Bank of Iwate, Ltd.	1,100	15,649
The Bank of Nagoya, Ltd.	1,100	25,350
The Bank of Saga, Ltd.	1,000	11,546
The Chiba Kogyo Bank, Ltd.	3,200	13,907
The Chugoku Electric Power Company, Inc. (A)	4,600	31,146
The Ehime Bank, Ltd.	2,100	11,772
The First Bank of Toyama, Ltd.	2,800	14,413
The Fukui Bank, Ltd.	1,800	18,065
The Fukushima Bank, Ltd.	2,100	3,113
The Furukawa Battery Company, Ltd.	1,300	9,441
The Gunma Bank, Ltd.	14,200	52,092
The Hachijuni Bank, Ltd.	16,132	70,074
The Hyakugo Bank, Ltd.	12,500	36,320
The Hyakujushi Bank, Ltd.	1,700	21,896
The Keiyo Bank, Ltd.	4,400	16,292
The Kita-Nippon Bank, Ltd.	700	9,899
The Kiyo Bank, Ltd.	3,800	39,092
The Miyazaki Bank, Ltd.	1,000	16,203
The Monogatari Corp.	1,200	29,125
The Musashino Bank, Ltd.	1,700	25,739
The Nanto Bank, Ltd.	2,000	33,899
The Nippon Road Company, Ltd.	200	12,999
The Nisshin Oillio Group, Ltd.	1,200	28,532
The Ogaki Kyoritsu Bank, Ltd.	1,600	20,499
The Oita Bank, Ltd.	900	13,549
The Okinawa Electric Power Company, Inc. (A)	1,990	15,892
The Pack Corp.	800	16,663
The San-In Godo Bank, Ltd.	4,300	24,105
The Shibusawa Warehouse Company, Ltd.	1,000	19,416
The Shiga Bank, Ltd.	2,200	41,356
The Shikoku Bank, Ltd.	2,800	16,659
The Shimizu Bank, Ltd.	500	5,068
The Sumitomo Warehouse Company, Ltd.	1,824	30,034
The Tochigi Bank, Ltd.	8,000	13,934
The Toho Bank, Ltd.	12,000	18,841
The Tohoku Bank, Ltd.	400	2,870
The Tottori Bank, Ltd.	400	3,216
The Towa Bank, Ltd.	2,900	10,732
The Yamagata Bank, Ltd.	2,000	14,526
The Yamanashi Chuo Bank, Ltd.	2,000	17,295
Tigers Polymer Corp.	1,000	4,153
TKC Corp.	1,300	35,175
Toa Corp. (Hyogo)	1,400	8,988
Toa Corp. (Tokyo)	1,200	25,926
Toagosei Company, Ltd.	4,300	38,582
Tobishima Corp.	720	6,346
TOC Company, Ltd.	3,400	14,947

The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tocalo Company, Ltd.	3,200	$33,586
Toda Corp.	8,400	47,211
Toda Kogyo Corp. (A)	300	4,867
Toei Company, Ltd.	100	12,764
Toenec Corp.	600	15,005
Toho Company, Ltd.	600	12,153
Toho Gas Company, Ltd.	2,200	38,166
Toho Holdings Company, Ltd.	2,400	44,149
Toho Titanium Company, Ltd.	1,300	15,841
Toho Zinc Company, Ltd.	800	9,424
Tokai Carbon Company, Ltd.	10,000	92,050
Tokai Corp.	1,200	15,737
TOKAI Holdings Corp.	4,000	25,030
Tokai Rika Company, Ltd.	2,600	38,593
Tokai Tokyo Financial Holdings, Inc.	11,500	30,542
Token Corp.	410	21,221
Tokushu Tokai Paper Company, Ltd.	600	13,425
Tokuyama Corp.	3,200	52,815
Tokyo Base Company, Ltd.	900	2,219
Tokyo Electron Device, Ltd.	400	29,442
Tokyo Energy & Systems, Inc.	2,000	13,561
Tokyo Keiki, Inc.	1,000	9,115
Tokyo Kiraboshi Financial Group, Inc.	1,936	42,053
Tokyo Ohka Kogyo Company, Ltd.	200	12,266
Tokyo Rakutenchi Company, Ltd.	200	5,728
Tokyo Rope Manufacturing Company, Ltd.	200	1,622
Tokyo Seimitsu Company, Ltd.	1,800	99,670
Tokyo Steel Manufacturing Company, Ltd.	2,700	25,552
Tokyo Tekko Company, Ltd.	800	18,322
Tokyo Theatres Company, Inc.	900	7,054
Tokyotokeiba Company, Ltd.	600	16,389
Tokyu Construction Company, Ltd.	3,900	20,153
Tomato Bank, Ltd.	1,100	7,949
Tomen Devices Corp.	200	7,022
Tomoe Corp.	2,200	7,540
Tomoku Company, Ltd.	500	7,200
TOMONY Holdings, Inc.	10,600	26,947
Tomy Company, Ltd.	4,500	56,689
Tonami Holdings Company, Ltd.	500	16,035
Topcon Corp.	4,700	69,248
Topre Corp.	2,300	25,474
Topy Industries, Ltd.	1,300	20,509
Torex Semiconductor, Ltd.	700	11,606
Toridoll Holdings Corp.	2,000	43,592
Torii Pharmaceutical Company, Ltd.	1,100	27,708
Torishima Pump Manufacturing Company, Ltd.	900	11,884
Tosei Corp.	2,500	30,363
Toshiba TEC Corp.	1,100	31,612
Tosho Company, Ltd.	1,300	11,462
Totetsu Kogyo Company, Ltd.	1,000	18,603
Towa Corp.	1,300	23,352
Towa Pharmaceutical Company, Ltd.	1,500	18,480
Toyo Construction Company, Ltd.	3,100	23,432
Toyo Corp.	1,100	11,002
Toyo Denki Seizo KK	600	4,081
Toyo Engineering Corp. (A)	2,200	9,029
Toyo Gosei Company, Ltd.	300	21,684
Toyo Ink SC Holdings Company, Ltd.	2,200	33,279
Toyo Kanetsu KK	400	9,489
Toyo Securities Company, Ltd.	6,000	12,865
Toyo Tanso Company, Ltd.	1,000	35,778
Toyo Tire Corp.	5,100	67,728
Toyo Wharf & Warehouse Company, Ltd.	600	5,760
Toyobo Company, Ltd.	4,093	29,340
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
TPR Company, Ltd.	1,400	$16,514
Trancom Company, Ltd.	400	18,297
Transaction Company, Ltd.	1,700	22,591
Transcosmos, Inc.	1,400	34,837
Tri Chemical Laboratories, Inc.	1,200	23,519
Trusco Nakayama Corp.	2,200	34,884
TS Tech Company, Ltd.	4,400	55,645
TSI Holdings Company, Ltd.	5,270	28,889
Tsubaki Nakashima Company, Ltd.	2,300	12,927
Tsubakimoto Chain Company	1,600	40,842
Tsugami Corp.	1,600	15,420
Tsukishima Holdings Company, Ltd.	2,000	16,824
Tsukuba Bank, Ltd.	5,700	8,011
Tsumura & Company	2,600	48,142
Tsurumi Manufacturing Company, Ltd.	1,000	18,119
TV Asahi Holdings Corp.	2,000	22,846
UACJ Corp.	1,903	36,181
UBE Corp.	4,400	75,646
Ubicom Holdings, Inc.	500	5,577
Uchida Yoko Company, Ltd.	400	16,206
Ulvac, Inc.	900	38,385
Union Tool Company	700	15,727
Unipres Corp.	2,600	20,972
United Arrows, Ltd.	1,600	27,683
United Super Markets Holdings, Inc.	2,400	18,546
UNITED, Inc.	2,600	15,978
Unitika, Ltd. (A)	5,900	9,618
Universal Entertainment Corp. (A)	1,200	20,443
Usen-Next Holdings Company, Ltd.	1,300	30,632
Ushio, Inc.	4,400	59,488
UT Group Company, Ltd. (A)	1,500	31,715
UUUM Company, Ltd. (A)	800	4,032
V Technology Company, Ltd.	400	6,753
Valor Holdings Company, Ltd.	1,700	23,606
Valqua, Ltd.	1,000	27,331
Value HR Company, Ltd.	1,200	12,059
ValueCommerce Company, Ltd.	900	8,467
Vector, Inc.	3,100	28,985
Vertex Corp.	1,100	12,064
Vital KSK Holdings, Inc.	3,500	21,647
VT Holdings Company, Ltd.	6,600	25,113
Wacoal Holdings Corp.	1,900	38,220
Wacom Company, Ltd.	8,000	32,884
Wakachiku Construction Company, Ltd.	900	19,885
Wakita & Company, Ltd.	2,300	20,709
Warabeya Nichiyo Holdings Company, Ltd.	900	13,876
Watahan & Company, Ltd.	600	5,702
WDB Holdings Company, Ltd.	700	10,336
Weathernews, Inc.	300	13,889
Wellneo Sugar Company, Ltd.	1,100	15,115
West Holdings Corp.	716	12,477
Will Group, Inc.	1,200	9,214
WingArc1st, Inc.	2,100	34,749
WIN-Partners Company, Ltd.	1,000	7,159
World Company, Ltd.	700	8,048
World Holdings Company, Ltd.	600	11,310
Wowow, Inc.	600	4,769
Xebio Holdings Company, Ltd.	2,800	21,176
Yahagi Construction Company, Ltd.	2,000	17,222
Yaizu Suisankagaku Industry Company, Ltd.	1,100	6,281
YAKUODO Holdings Company, Ltd.	700	12,366
YAMABIKO Corp.	2,400	26,026

The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
YAMADA Consulting Group Company, Ltd.	1,100	$12,362
Yamae Group Holdings Company, Ltd.	1,000	21,848
Yamaguchi Financial Group, Inc.	9,600	64,464
Yamaichi Electronics Company, Ltd.	1,700	28,124
YA-MAN, Ltd.	1,700	11,905
Yamazen Corp.	3,900	30,003
Yaoko Company, Ltd.	300	15,048
Yasuda Logistics Corp.	1,400	9,543
Yellow Hat, Ltd.	2,000	25,754
Yodogawa Steel Works, Ltd.	1,200	28,351
Yokogawa Bridge Holdings Corp.	2,100	36,879
Yokorei Company, Ltd.	2,900	23,592
Yokowo Company, Ltd.	1,200	15,482
Yomeishu Seizo Company, Ltd.	500	6,455
Yondenko Corp.	1,200	18,696
Yondoshi Holdings, Inc.	1,300	16,246
Yonex Company, Ltd.	2,100	20,325
Yorozu Corp.	1,800	11,943
Yoshinoya Holdings Company, Ltd.	2,000	35,464
Yuasa Trading Company, Ltd.	1,100	33,593
Yukiguni Maitake Company, Ltd.	1,000	6,768
Yurtec Corp.	2,000	11,994
Yushiro Chemical Industry Company, Ltd.	1,100	8,297
Zenrin Company, Ltd.	1,950	12,495
ZERIA Pharmaceutical Company, Ltd.	1,200	20,408
ZIGExN Company, Ltd.	7,000	38,493
		24,114,189
Jersey, Channel Islands - 0.1%
Centamin PLC	57,981	67,273
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	726	47,631
VP Bank AG, Class A	188	17,730
		65,361
Luxembourg - 0.4%
ADLER Group SA (A)(C)(D)	776	467
APERAM SA	2,512	78,443
B&S Group Sarl (C)	983	4,209
Befesa SA (C)	1,789	68,369
d'Amico International Shipping SA	10,076	38,993
Global Fashion Group SA (A)	1,789	1,193
Grand City Properties SA (A)	3,748	29,460
IVS Group SA	2,104	11,156
L'Occitane International SA	10,750	25,952
RTL Group SA	241	9,647
SES SA	17,911	105,519
Sword Group	278	12,443
		385,851
Macau - 0.0%
MECOM Power and Construction, Ltd.	87,750	11,101
Malaysia - 0.0%
Frencken Group, Ltd.	15,400	10,318
Malta - 0.0%
Catena Media PLC (A)	3,412	6,201
Mauritius - 0.0%
Capital, Ltd.	9,014	10,825
Netherlands - 2.0%
Aalberts NV	4,447	187,272
Acomo NV	876	20,940
Alfen N.V. (A)(C)(D)	1,069	71,879
AMG Critical Materials NV	1,350	70,043
Arcadis NV	3,031	126,770
ASR Nederland NV	3,417	154,119
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Basic-Fit NV (A)(C)(D)	2,099	$80,252
BE Semiconductor Industries NV	2,921	316,795
Beter Bed Holding NV	1,056	3,373
Brack Capital Properties NV (A)	230	24,761
Brunel International NV	1,126	14,679
Corbion NV	2,473	59,066
CTP NV (C)	3,872	50,372
Flow Traders, Ltd.	1,631	35,978
ForFarmers NV	2,398	7,198
Fugro NV (A)	3,784	58,955
Heijmans NV	2,278	26,952
Innoconcepts NV (A)(B)	10,527	0
Kendrion NV	1,152	21,243
Koninklijke BAM Groep NV	15,496	29,866
Koninklijke Vopak NV	2,374	84,737
Meltwater NV (A)	7,973	13,317
Nedap NV	225	14,292
OCI NV (A)	1,414	33,963
Ordina NV	5,537	34,290
Pharming Group NV (A)	30,666	35,945
PostNL NV	15,306	26,698
PPHE Hotel Group, Ltd.	592	8,422
Redcare Pharmacy NV (A)(C)	194	20,093
SBM Offshore NV	5,505	75,463
SIF Holding NV (A)	504	7,322
Signify NV (C)	5,215	146,197
Sligro Food Group NV	1,151	19,801
TKH Group NV	1,628	80,803
TomTom NV (A)	3,258	25,327
Van Lanschot Kempen NV	1,515	50,807
		2,037,990
New Zealand - 0.4%
Air New Zealand, Ltd. (A)	37,974	18,230
Arvida Group, Ltd.	13,124	10,174
Channel Infrastructure NZ, Ltd.	11,354	10,253
Chorus, Ltd.	15,977	82,658
Delegat Group, Ltd.	1,200	6,367
Freightways Group, Ltd.	5,543	28,339
Gentrack Group, Ltd. (A)	3,060	7,895
Hallenstein Glasson Holdings, Ltd.	3,354	12,645
Heartland Group Holdings, Ltd.	22,242	23,240
Investore Property, Ltd.	13,816	12,049
KMD Brands, Ltd.	25,838	15,873
Manawa Energy, Ltd.	1,665	5,061
NZME, Ltd.	13,259	7,753
NZX, Ltd.	16,781	11,935
Oceania Healthcare, Ltd.	41,920	19,833
Pacific Edge, Ltd. (A)	27,936	1,492
PGG Wrightson, Ltd.	819	2,057
Restaurant Brands New Zealand, Ltd.	886	3,402
Sanford, Ltd.	2,767	6,951
Scales Corp., Ltd.	5,176	10,013
Serko, Ltd. (A)	2,827	6,536
Skellerup Holdings, Ltd.	7,637	21,545
SKY Network Television, Ltd.	6,265	9,395
SKYCITY Entertainment Group, Ltd.	20,410	28,589
Summerset Group Holdings, Ltd.	3,644	21,474
Synlait Milk, Ltd. (A)	5,495	5,605
The Warehouse Group, Ltd.	9,894	10,701
Tourism Holdings, Ltd. (A)	6,508	15,482
TOWER, Ltd.	11,445	4,460
Vista Group International, Ltd. (A)	7,682	8,166
		428,173
Norway - 0.8%
ABG Sundal Collier Holding ASA	24,237	11,766

The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
AF Gruppen ASA	717	$8,895
Akastor ASA	6,104	6,330
Aker Carbon Capture ASA (A)	4,495	5,900
AMSC ASA (A)	1,661	6,176
ArcticZymes Technologies ASA (A)	962	3,574
Atea ASA (A)	3,574	51,892
Austevoll Seafood ASA	1,488	10,278
Axactor ASA (A)	14,729	6,969
B2Holding ASA	23,929	14,815
Belships ASA	10,010	15,716
BLUENORD ASA (A)	912	34,762
Bonheur ASA	1,411	34,236
Borregaard ASA	2,318	34,349
Bouvet ASA	3,002	18,190
BW Offshore, Ltd.	4,568	11,120
Cloudberry Clean Energy ASA (A)	5,431	6,483
Crayon Group Holding ASA (A)(C)	1,983	19,403
DNO ASA	18,710	16,478
Europris ASA (C)	8,327	55,524
FLEX LNG, Ltd.	294	8,984
Grieg Seafood ASA	2,264	14,168
Hexagon Composites ASA (A)	6,450	16,395
IDEX Biometrics ASA (A)	19,564	1,302
Kahoot! ASA (A)	8,215	22,407
Kid ASA (C)	1,128	7,922
Kitron ASA	9,158	37,191
LINK Mobility Group Holding ASA (A)	7,126	7,492
Medistim ASA	352	9,151
MPC Container Ships ASA	15,398	26,339
Multiconsult ASA (C)	554	7,977
Norske Skog ASA (C)	1,815	7,141
Norwegian Air Shuttle ASA (A)	11,101	10,669
Odfjell Drilling, Ltd. (A)	4,970	11,945
Otello Corp. ASA	33	25
Panoro Energy ASA	3,699	9,044
Pareto Bank ASA	1,457	6,793
PGS ASA (A)	22,374	12,386
PhotoCure ASA (A)	2,625	11,399
PoLight ASA (A)(C)(D)	3,259	3,477
Protector Forsikring ASA	3,316	51,119
Scatec ASA (C)	4,993	32,684
Self Storage Group ASA (A)	2,940	6,277
Selvaag Bolig ASA	1,842	5,523
Sparebank 1 Oestlandet	758	9,182
SpareBank 1 Sorost-Norge	4,392	20,692
Sparebanken More	1,230	8,837
Treasure ASA	10	19
Ultimovacs ASA (A)	584	4,198
Veidekke ASA	5,117	54,865
Volue ASA (A)	3,279	5,515
Wilh Wilhelmsen Holding ASA, Class A	862	22,628
XXL ASA (A)(C)	4,462	743
		827,345
Peru - 0.0%
Hochschild Mining PLC	16,530	14,899
Portugal - 0.4%
Altri SGPS SA	6,511	29,582
Banco Comercial Portugues SA (A)	308,962	74,082
Corticeira Amorim SGPS SA	2,100	22,164
CTT-Correios de Portugal SA	8,914	33,893
Greenvolt-Energias Renovaveis SA (A)	2,423	16,164
Mota-Engil SGPS SA	5,636	13,808
NOS SGPS SA	10,693	38,002
REN - Redes Energeticas Nacionais SGPS SA	21,605	58,834
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Portugal (continued)
Sonae SGPS SA	34,734	$34,148
The Navigator Company SA	12,847	43,524
		364,201
Singapore - 1.1%
AEM Holdings, Ltd.	9,100	25,110
Banyan Tree Holdings, Ltd. (A)	19,800	5,353
Best World International, Ltd. (A)	3,974	5,389
Boustead Singapore, Ltd.	10,000	6,218
Bukit Sembawang Estates, Ltd.	11,000	32,934
BW Energy, Ltd. (A)	1,155	2,771
BW LPG, Ltd. (C)	4,059	40,504
Capitaland India Trust	45,100	38,095
China Aviation Oil Singapore Corp., Ltd.	14,400	10,026
ComfortDelGro Corp., Ltd.	90,100	77,418
COSCO Shipping International Singapore Company, Ltd. (A)	58,900	6,894
CSE Global, Ltd.	34,000	9,816
Delfi, Ltd.	21,900	20,914
Ezion Holdings, Ltd. (A)(B)	131,300	4,175
Far East Orchard, Ltd.	5,140	3,843
First Resources, Ltd.	19,300	19,912
Fraser and Neave, Ltd.	8,600	6,813
Gallant Venture, Ltd. (A)	71,000	6,836
Golden Agri-Resources, Ltd.	183,600	33,312
Golden Energy & Resources, Ltd. (A)	45,100	6,013
GuocoLand, Ltd.	10,400	11,630
Haw Par Corp., Ltd.	4,700	32,535
Ho Bee Land, Ltd.	11,400	17,327
Hong Fok Corp., Ltd.	20,100	14,830
Hong Leong Finance, Ltd.	12,900	23,841
Hyflux, Ltd. (A)	24,000	0
iFAST Corp., Ltd.	7,000	23,882
IGG, Inc. (A)	38,000	18,883
Indofood Agri Resources, Ltd.	25,000	5,920
Japfa, Ltd.	22,700	3,616
Kenon Holdings, Ltd.	413	9,661
Keppel Infrastructure Trust	165,049	62,338
Metro Holdings, Ltd.	31,600	14,280
Midas Holdings, Ltd. (A)(B)	86,000	10,378
Nanofilm Technologies International, Ltd.	6,500	6,528
NetLink NBN Trust	91,100	57,657
Oceanus Group, Ltd. (A)	1,035,500	8,449
OM Holdings, Ltd.	10,791	3,634
OUE, Ltd.	11,100	8,620
Oxley Holdings, Ltd.	27,222	2,556
Raffles Medical Group, Ltd.	35,758	36,019
SATS, Ltd. (A)	33,207	63,525
SBS Transit, Ltd.	5,000	9,621
Sheng Siong Group, Ltd.	29,900	36,276
SIA Engineering Company, Ltd. (A)	12,800	23,613
SIIC Environment Holdings, Ltd.	35,800	5,698
Sinarmas Land, Ltd.	94,200	13,939
Singapore Land Group, Ltd.	7,100	10,707
Singapore Post, Ltd.	66,100	22,054
Stamford Land Corp., Ltd.	69,044	19,902
StarHub, Ltd.	25,600	19,705
Straits Trading Company, Ltd.	1,416	2,160
Swiber Holdings, Ltd. (A)(B)	15,000	725
The Hour Glass, Ltd.	10,100	14,956
Thomson Medical Group, Ltd.	212,000	9,263
UMS Holdings, Ltd.	36,400	28,659
UOB-Kay Hian Holdings, Ltd.	16,691	17,162
Venture Corp., Ltd.	6,000	65,507
Wing Tai Holdings, Ltd.	21,205	23,065

The accompanying notes are an integral part of the financial statements.	90

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Yeo Hiap Seng, Ltd.	1,129	$544
		1,122,011
Spain - 2.5%
Acerinox SA	9,313	98,981
Aedas Homes SA (C)	426	8,352
Alantra Partners SA	1,181	12,893
Almirall SA	4,308	35,617
Amper SA (A)	82,546	9,138
Applus Services SA	6,225	66,901
Atresmedia Corp. de Medios de Comunicacion SA	6,046	23,064
Banco de Sabadell SA	268,107	309,115
Bankinter SA	32,551	200,344
Caja de Ahorros del Mediterraneo (A)(B)	5,428	0
Cia de Distribucion Integral Logista Holdings SA	3,113	83,946
CIE Automotive SA	1,829	55,962
Construcciones y Auxiliar de Ferrocarriles SA	1,139	38,263
Distribuidora Internacional de Alimentacion SA (A)	1,566,729	24,475
Ebro Foods SA	2,006	35,370
eDreams ODIGEO SA (A)	4,905	35,176
Elecnor SA	2,026	28,751
Enagas SA (D)	11,699	229,928
Ence Energia y Celulosa SA	6,294	19,868
Ercros SA	5,006	17,429
Faes Farma SA	16,962	58,935
Fluidra SA	2,959	57,697
Fomento de Construcciones y Contratas SA	2,450	31,594
Gestamp Automocion SA (C)	7,287	34,206
Global Dominion Access SA (C)	5,439	23,293
Grenergy Renovables SA (A)	573	17,679
Grifols SA (A)	2,322	29,789
Grupo Catalana Occidente SA	1,834	56,410
Grupo Empresarial San Jose SA (D)	2,194	8,890
Iberpapel Gestion SA	65	1,071
Indra Sistemas SA	6,513	82,394
Laboratorios Farmaceuticos Rovi SA	987	45,709
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	27,501	24,750
Mapfre SA	36,878	73,315
Melia Hotels International SA (A)	4,842	33,657
Miquel y Costas & Miquel SA	2,010	25,300
Neinor Homes SA (A)(C)	1,978	19,915
Obrascon Huarte Lain SA (A)	19,608	10,010
Pharma Mar SA	409	13,607
Promotora de Informaciones SA, Class A (A)	11,711	4,850
Prosegur Cash SA (C)	35,886	23,327
Prosegur Cia de Seguridad SA	10,114	17,961
Realia Business SA (A)	17,710	19,998
Sacyr SA	23,824	81,522
Solaria Energia y Medio Ambiente SA (A)	2,636	40,515
Soltec Power Holdings SA (A)	2,101	9,649
Talgo SA (A)(C)	4,803	17,540
Tecnicas Reunidas SA (A)	1,205	10,990
Tubacex SA	6,252	18,550
Unicaja Banco SA (C)	62,819	66,105
Vidrala SA	868	82,056
Viscofan SA	1,837	126,973
		2,501,830
Sweden - 2.5%
AcadeMedia AB (C)	3,665	17,116
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
AddLife AB, B Shares	2,462	$27,798
AddNode Group AB	5,860	45,262
AFRY AB	3,857	57,021
Alimak Group AB (C)	4,282	33,491
Alligo AB, Class B	2,270	23,150
Ambea AB (C)	5,569	18,127
Annehem Fastigheter AB, B Shares (A)	1,155	1,911
AQ Group AB	291	11,584
Arjo AB, B Shares	10,690	38,757
Attendo AB (A)(C)	5,286	15,483
Balco Group AB	665	2,673
Beijer Alma AB	2,393	50,007
Bergman & Beving AB	2,270	36,296
Betsson AB, B Shares (A)	5,105	54,364
BHG Group AB (A)(D)	2,406	3,355
Bilia AB, A Shares	2,411	25,157
BioInvent International AB (A)	2,250	3,767
Biotage AB	2,541	31,696
Bonava AB, B Shares	3,323	5,589
Boozt AB (A)(C)	2,040	22,792
BTS Group AB, B Shares	346	8,157
Bufab AB	1,460	50,014
Bulten AB	717	6,609
Bure Equity AB	2,057	47,833
Byggmax Group AB (A)	5,363	14,392
Catella AB	2,217	5,448
Catena AB	1,429	52,390
Cellavision AB	999	16,998
Cibus Nordic Real Estate AB	1,681	16,345
Clas Ohlson AB, B Shares	3,185	23,896
Cloetta AB, B Shares	10,640	19,358
Coor Service Management Holding AB (C)	5,027	24,663
Corem Property Group AB, B Shares	14,214	6,674
Corem Property Group AB, D Shares	408	4,573
CTT Systems AB	566	11,130
Dios Fastigheter AB	3,582	22,898
Dometic Group AB (C)	4,296	28,331
Duni AB (A)	2,559	25,156
Dustin Group AB (A)(C)	4,979	13,799
Elanders AB, B Shares	1,468	16,215
Electrolux Professional AB, B Shares	9,620	52,211
Enea AB (A)	1,522	5,958
Fagerhult AB	4,609	29,249
Fastighets AB Trianon (A)	1,452	2,172
FastPartner AB, A Shares	2,697	10,135
Ferronordic AB	318	2,211
Fingerprint Cards AB, B Shares (A)	16,071	2,735
G5 Entertainment AB	330	6,109
GARO AB	1,737	10,126
Granges AB	5,521	52,688
Green Landscaping Group AB (A)(C)	1,593	11,172
Heba Fastighets AB, Class B	4,570	11,270
HMS Networks AB	884	43,286
Hoist Finance AB (A)(C)	2,083	5,391
Humana AB (A)	2,641	5,435
Instalco AB	7,730	38,633
Inwido AB	3,126	28,449
JM AB	2,484	33,147
Karnov Group AB (A)	3,501	15,980
K-fast Holding AB (A)	1,142	2,039
KNOW IT AB	1,459	23,593
Lagercrantz Group AB, B Shares	981	12,652
Lime Technologies AB	558	14,163
Lindab International AB	3,819	54,368
Loomis AB	2,144	62,610

The accompanying notes are an integral part of the financial statements.	91

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
MEKO AB	2,150	$22,227
MIPS AB	1,182	58,583
Modern Times Group MTG AB, B Shares (A)	2,851	18,178
Momentum Group AB	2,270	25,582
Munters Group AB (C)	5,052	57,368
Mycronic AB	3,563	88,235
NCAB Group AB	4,318	33,604
NCC AB, B Shares	3,723	32,554
Nederman Holding AB	887	17,375
Net Insight AB, B Shares (A)	16,550	7,386
New Wave Group AB, B Shares	7,177	63,219
Nobia AB (A)	6,676	8,473
Nolato AB, B Shares	6,748	31,761
Nordic Paper Holding AB	2,488	7,173
Nordic Waterproofing Holding AB	2,002	25,589
Note AB (A)	776	16,339
NP3 Fastigheter AB	1,683	25,430
Nyfosa AB	5,830	32,272
OEM International AB, B Shares	4,726	42,949
Orron Energy AB (A)	7,422	7,818
Peab AB, Class B	1,901	7,563
Platzer Fastigheter Holding AB, Series B	3,454	25,603
Pricer AB, B Shares	7,930	5,257
Proact IT Group AB	1,428	10,478
Ratos AB, B Shares	8,255	23,156
RaySearch Laboratories AB (A)	2,452	14,401
Resurs Holding AB (C)	6,236	11,590
Scandi Standard AB	4,648	22,049
Scandic Hotels Group AB (A)(C)	5,932	24,066
Sdiptech AB, Class B (A)	738	18,297
Sensys Gatso Group AB (A)	293	2,106
SkiStar AB	2,041	21,841
Solid Forsakring AB	623	3,668
Stendorren Fastigheter AB (A)	1,288	19,405
Stillfront Group AB (A)	19,809	33,115
Systemair AB	6,526	47,594
Tethys Oil AB	2,334	10,544
Troax Group AB	1,308	25,858
VBG Group AB, B Shares	630	10,648
Viaplay Group AB, B Shares (A)	1,054	6,047
Vitec Software Group AB, B Shares	1,147	57,636
Volati AB	786	8,214
XANO Industri AB, Class B	694	7,265
		2,514,573
Switzerland - 7.7%
Accelleron Industries AG	925	22,223
Adecco Group AG	2,897	94,881
Allreal Holding AG	643	108,846
ALSO Holding AG	324	69,960
Aluflexpack AG (A)	549	9,569
APG SGA SA	84	17,547
Arbonia AG	2,962	33,506
Aryzta AG (A)	57,916	96,115
Ascom Holding AG	1,310	15,982
Autoneum Holding AG (A)	221	36,224
Baloise Holding AG	1,848	271,826
Banque Cantonale de Geneve, Bearer Shares	142	34,389
Banque Cantonale Vaudoise	779	82,282
Basilea Pharmaceutica AG (A)	468	22,129
Belimo Holding AG	521	260,402
Bell Food Group AG	138	39,309
Bellevue Group AG	467	13,868
Berner Kantonalbank AG	246	63,817
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
BKW AG	1,123	$198,546
Bossard Holding AG, Class A	248	55,135
Bucher Industries AG	333	147,365
Burckhardt Compression Holding AG	187	109,812
Bystronic AG	74	49,202
Calida Holding AG	285	10,866
Carlo Gavazzi Holding AG, Bearer Shares	38	15,968
Cembra Money Bank AG	1,485	123,383
Cie Financiere Tradition SA, Bearer Shares	105	13,907
Clariant AG (A)	9,918	143,479
Coltene Holding AG (A)	198	15,675
Comet Holding AG	425	108,631
Daetwyler Holding AG, Bearer Shares	281	59,942
DKSH Holding AG	1,625	120,953
dormakaba Holding AG	178	80,086
Dufry AG (A)	3,848	175,515
EFG International AG (A)	4,687	47,665
Emmi AG	86	82,937
Energiedienst Holding AG	979	42,664
Evolva Holding SA (A)	291	1,458
Feintool International Holding AG	426	10,213
Fenix Outdoor International AG	225	15,545
Flughafen Zurich AG	1,072	222,980
Forbo Holding AG	39	56,004
Fundamenta Real Estate AG (A)	1,563	28,359
Galenica AG (C)	2,404	194,352
GAM Holding AG (A)	11,204	6,771
Georg Fischer AG	3,955	297,458
Gurit Holding AG, Bearer Shares (A)	220	20,458
Helvetia Holding AG	1,796	243,420
Hiag Immobilien Holding AG	325	27,613
HOCHDORF Holding AG (A)	16	354
Huber + Suhner AG	816	67,405
Hypothekarbank Lenzburg AG	3	14,475
Implenia AG	770	37,394
Ina Invest Holding AG (A)	199	4,063
Inficon Holding AG	68	82,166
Interroll Holding AG	30	92,844
Intershop Holding AG	54	36,024
Investis Holding SA	160	16,395
IWG PLC (A)	54,912	96,297
Jungfraubahn Holding AG	269	45,177
Kardex Holding AG	299	67,248
Komax Holding AG	228	59,250
Kongsberg Automotive ASA (A)	23,611	5,406
Kudelski SA, Bearer Shares (A)	2,497	4,713
Landis+Gyr Group AG (A)	1,306	112,324
LEM Holding SA	30	75,112
Luzerner Kantonalbank AG	1,067	87,905
Medacta Group SA (C)	308	41,945
medmix AG (C)	877	23,213
Metall Zug AG, B Shares	12	22,013
Mobilezone Holding AG	2,336	35,849
Mobimo Holding AG	387	104,395
Novavest Real Estate AG (A)	469	19,450
OC Oerlikon Corp. AG	8,368	41,737
Orascom Development Holding AG (A)(D)	533	3,802
Orior AG	425	36,352
Peach Property Group AG (A)	212	3,150
Phoenix Mecano AG (A)	38	16,213
Plazza AG, Class A	68	23,983
PSP Swiss Property AG	2,283	255,096
Rieter Holding AG	251	26,072
Romande Energie Holding SA	850	50,475
Schaffner Holding AG	40	12,741

The accompanying notes are an integral part of the financial statements.	92

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Schweiter Technologies AG	58	$41,874
Sensirion Holding AG (A)(C)	493	53,993
SFS Group AG	898	118,324
Siegfried Holding AG (A)	194	160,421
Softwareone Holding AG (A)	4,165	82,672
St. Galler Kantonalbank AG	147	79,692
Stadler Rail AG	702	27,427
Sulzer AG	1,086	93,547
Swiss Prime Site AG	3,767	327,182
Swiss Steel Holding AG (A)	39,436	5,895
Swissquote Group Holding SA	465	96,781
Temenos AG	2,922	232,666
TX Group AG	201	24,060
u-blox Holding AG (A)	431	47,308
Valiant Holding AG	968	100,923
VAT Group AG (C)	226	93,612
Vaudoise Assurances Holding SA	64	31,352
Vetropack Holding AG	822	38,167
Von Roll Holding AG, Bearer Shares (A)	7,878	6,884
Vontobel Holding AG	1,192	75,626
VZ Holding AG	550	50,635
V-ZUG Holding AG (A)	120	9,594
Walliser Kantonalbank	203	25,056
Warteck Invest AG	8	17,827
Ypsomed Holding AG	164	49,503
Zehnder Group AG	615	49,798
Zug Estates Holding AG, B Shares	16	28,525
Zuger Kantonalbank AG, Bearer Shares	9	76,642
		7,686,261
Taiwan - 0.0%
FIT Hon Teng, Ltd. (A)(C)	49,000	8,733
United Arab Emirates - 0.1%
Borr Drilling, Ltd. (A)	4,890	35,858
Borr Drilling, Ltd. (New York Stock Exchange) (A)(D)	4,645	34,977
Network International Holdings PLC (A)(C)	4,888	23,857
Shelf Drilling, Ltd. (A)(C)	10,196	18,690
		113,382
United Kingdom - 11.3%
4imprint Group PLC	1,523	92,833
A.G. Barr PLC	4,718	28,198
abrdn PLC	10,126	28,120
Accesso Technology Group PLC (A)	2,349	22,965
Advanced Medical Solutions Group PLC	2,544	7,293
AJ Bell PLC	11,487	46,843
Alfa Financial Software Holdings PLC (C)	4,048	10,029
Alliance Pharma PLC	24,062	15,211
Anglo-Eastern Plantations PLC	1,225	11,668
Ascential PLC (A)	20,806	58,598
Ashmore Group PLC	22,693	60,061
Aston Martin Lagonda Global Holdings PLC (A)(C)	4,390	19,830
Avon Protection PLC	1,565	16,966
Babcock International Group PLC (A)	23,035	82,745
Bakkavor Group PLC (C)	5,579	6,733
Balfour Beatty PLC	34,581	149,746
Bank of Georgia Group PLC	2,491	92,633
Beazley PLC	5,617	42,112
Begbies Traynor Group PLC	6,626	11,086
Bellway PLC	6,212	157,071
Bloomsbury Publishing PLC	4,265	23,639
Bodycote PLC	7,984	65,123
Boohoo Group PLC (A)	3,748	1,614
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
BRAEMAR PLC	1,328	$3,935
Breedon Group PLC	8,626	35,760
Bridgepoint Group PLC (C)	12,379	31,851
Britvic PLC	13,590	147,914
Brooks Macdonald Group PLC	427	11,742
Bytes Technology Group PLC	11,524	77,403
Capita PLC (A)	91,929	32,098
Capricorn Energy PLC	11,351	26,964
Card Factory PLC (A)	14,688	16,862
Carillion PLC (A)(B)	35,521	4,326
Carr's Group PLC	6,569	12,395
Cazoo Group, Ltd. (A)	225	266
Central Asia Metals PLC	8,189	18,725
CentralNic Group PLC	10,289	15,119
Chemring Group PLC	13,921	50,143
Chesnara PLC	7,709	26,512
City of London Investment Group PLC	2,068	10,607
Clarkson PLC	1,348	50,696
Close Brothers Group PLC	7,281	81,685
CMC Markets PLC (C)	7,009	13,710
Coats Group PLC	80,166	70,926
Cohort PLC	1,758	10,683
Computacenter PLC	3,991	115,819
Concentric AB	1,680	32,068
Costain Group PLC (A)	4,797	2,801
Cranswick PLC	3,483	143,683
Crest Nicholson Holdings PLC	13,693	32,852
Currys PLC	46,489	30,934
CVS Group PLC	2,750	69,088
De La Rue PLC (A)	10,028	6,117
Debenhams PLC (A)(B)	76,182	0
Deliveroo PLC (A)(C)	30,267	44,057
DFS Furniture PLC	12,509	17,176
Dialight PLC (A)	105	294
Diploma PLC	4,725	179,346
Direct Line Insurance Group PLC	26,553	45,910
DiscoverIE Group PLC	5,627	60,171
Domino's Pizza Group PLC	18,477	64,792
dotdigital Group PLC	12,814	13,779
Dr Martens PLC	12,054	18,769
Drax Group PLC	19,800	145,896
Dunelm Group PLC	5,320	75,953
DWF Group PLC (C)	14,677	11,177
easyJet PLC (A)	4,377	26,896
ECORA RESOURCES PLC	12,147	17,728
EKF Diagnostics Holdings PLC	8,242	3,298
Elementis PLC (A)	19,999	25,927
EMIS Group PLC	3,714	64,630
Energean PLC	5,147	67,069
EnQuest PLC (A)	115,537	21,865
Ergomed PLC (A)	2,357	29,177
Esken, Ltd. (A)	25,251	881
Essentra PLC	14,966	30,855
FDM Group Holdings PLC	4,489	32,012
Fevertree Drinks PLC	4,244	65,635
Firstgroup PLC	37,976	70,362
Forterra PLC (C)	10,957	22,498
Foxtons Group PLC	23,551	11,309
Frasers Group PLC (A)	9,750	87,030
Frontier Developments PLC (A)	1,107	8,287
Fuller Smith & Turner PLC, Class A	1,525	11,578
Funding Circle Holdings PLC (A)(C)	3,849	2,746
Galliford Try Holdings PLC	5,675	14,026
Games Workshop Group PLC	1,582	219,530
Gamma Communications PLC	3,729	54,052

The accompanying notes are an integral part of the financial statements.	93

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
GB Group PLC	2,949	$8,600
Gem Diamonds, Ltd. (A)	12,666	2,993
Genel Energy PLC	4,784	6,282
Genuit Group PLC	12,035	44,843
Gooch & Housego PLC	1,681	13,267
Grainger PLC	32,286	93,094
Greggs PLC	5,783	187,862
Gulf Keystone Petroleum, Ltd.	11,237	17,139
Halfords Group PLC	15,547	42,586
Harbour Energy PLC	17,422	50,643
Hargreaves Lansdown PLC	4,319	44,772
Harworth Group PLC	6,530	8,755
Hays PLC	77,290	100,371
Headlam Group PLC	6,602	20,884
Helical PLC	6,424	21,277
Helios Towers PLC (A)	21,114	25,058
Henry Boot PLC	5,301	14,148
Hill & Smith PLC	4,214	80,580
Hilton Food Group PLC	3,867	30,708
Hollywood Bowl Group PLC	8,153	25,823
Howden Joinery Group PLC	10,384	84,841
Hunting PLC	8,331	21,114
Ibstock PLC (C)	19,043	33,866
IDOX PLC	10,437	8,967
IG Group Holdings PLC	4,142	35,637
IMI PLC	1,608	33,543
Impax Asset Management Group PLC	4,165	30,123
Inchcape PLC	19,351	191,508
Indivior PLC (A)	7,200	166,709
IntegraFin Holdings PLC	12,246	36,881
International Distributions Services PLC	7,711	21,675
International Personal Finance PLC	12,526	17,843
iomart Group PLC	2,265	4,976
IP Group PLC	38,897	27,989
IQE PLC (A)	39,142	10,576
ITV PLC	154,019	133,890
J.D. Wetherspoon PLC (A)	4,332	36,953
James Fisher & Sons PLC (A)	2,814	14,321
James Halstead PLC	11,052	29,634
JET2 PLC	6,865	108,642
John Wood Group PLC (A)	34,072	58,701
Johnson Service Group PLC	24,380	31,918
Jupiter Fund Management PLC	22,824	31,256
Just Group PLC	56,562	55,889
Kainos Group PLC	4,099	64,340
Keller Group PLC	4,206	37,331
Kier Group PLC (A)	22,531	21,492
Kin & Carta PLC (A)	5,938	4,756
Kitwave Group PLC	3,226	12,536
Knights Group Holdings PLC	2,269	1,839
Lancashire Holdings, Ltd.	14,953	109,897
Learning Technologies Group PLC	21,193	22,235
Liontrust Asset Management PLC	3,242	29,564
Lookers PLC	22,449	34,170
LSL Property Services PLC	6,404	22,824
Luceco PLC (C)	1,922	3,047
M&C Saatchi PLC	253	489
Macfarlane Group PLC	6,288	8,629
Man Group PLC	60,987	169,366
Marks & Spencer Group PLC (A)	77,175	189,174
Marshalls PLC	3,831	11,740
Marston's PLC (A)	37,566	14,025
McBride PLC (A)	14,770	4,959
ME Group International PLC	18,684	38,884
Mears Group PLC	8,289	30,592
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Metro Bank Holdings PLC (A)	9,741	$14,747
Midwich Group PLC	1,327	7,383
Mitchells & Butlers PLC (A)	16,776	43,582
Mitie Group PLC	94,711	116,077
MJ Gleeson PLC	2,770	13,174
Mobico Group PLC	21,097	26,103
Moneysupermarket.com Group PLC	27,587	94,903
Morgan Advanced Materials PLC	8,676	30,238
Morgan Sindall Group PLC	1,829	42,647
Mortgage Advice Bureau Holdings, Ltd.	1,276	9,570
MP Evans Group PLC	1,384	12,293
N. Brown Group PLC (A)	9,633	2,856
NCC Group PLC	17,294	21,310
Next 15 Group PLC	3,756	32,399
Ninety One PLC	25,181	53,874
NIOX Group PLC (A)	9,034	6,629
Norcros PLC	6,666	14,295
Numis Corp. PLC	2,926	12,327
Odfjell Technology, Ltd.	828	3,417
On the Beach Group PLC (A)(C)	5,451	6,660
OSB Group PLC	22,040	134,902
Oxford Instruments PLC	3,076	106,500
Pagegroup PLC	17,115	87,252
Pan African Resources PLC	85,815	13,708
Paragon Banking Group PLC	13,704	92,583
PayPoint PLC	4,705	28,924
Pendragon PLC (A)	102,667	23,042
Pennon Group PLC	11,961	108,074
Petrofac, Ltd. (A)	28,442	28,590
Pets at Home Group PLC	22,046	105,709
Pharos Energy PLC	16,636	4,648
Phoenix Spree Deutschland, Ltd.	5,484	12,930
Polar Capital Holdings PLC	3,830	25,104
Porvair PLC	2,468	19,903
Premier Foods PLC	33,077	53,601
PZ Cussons PLC	13,141	27,051
QinetiQ Group PLC	25,053	112,920
Quilter PLC (C)	54,284	54,699
Rank Group PLC (A)	7,303	8,225
Rathbones Group PLC	3,057	72,340
Reach PLC	25,143	21,260
Redcentric PLC	5,876	9,606
Redde Northgate PLC	14,424	68,678
Redrow PLC	15,193	85,296
Renew Holdings PLC	4,150	39,126
Renewi PLC (A)	5,276	34,505
Renishaw PLC	449	22,280
Ricardo PLC	2,982	21,729
RM PLC (A)	8,752	9,327
Robert Walters PLC	4,693	24,552
Rotork PLC	49,078	190,160
RWS Holdings PLC	1,824	5,451
S&U PLC	513	14,814
Sabre Insurance Group PLC (C)	10,582	18,207
Saga PLC (A)	4,637	7,055
Savannah Energy PLC (A)(B)	53,744	17,925
Savills PLC	5,951	64,322
Senior PLC	21,835	48,822
Serco Group PLC	46,758	92,504
Serica Energy PLC	10,784	28,813
Severfield PLC	11,941	10,318
SIG PLC (A)	64,105	28,279
Smart Metering Systems PLC	5,194	45,476
Softcat PLC	6,218	112,029
Spectris PLC	1,787	81,649

The accompanying notes are an integral part of the financial statements.	94

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Speedy Hire PLC	24,369	$11,162
Spire Healthcare Group PLC (C)	13,646	36,831
Spirent Communications PLC	33,589	69,792
SSP Group PLC (A)	32,793	104,650
SThree PLC	8,144	35,384
Stolt-Nielsen, Ltd.	1,985	50,585
Studio Retail Group PLC (A)(B)	8,139	11,887
STV Group PLC	2,712	7,715
Superdry PLC (A)	3,110	3,123
Synthomer PLC (A)	17,828	16,520
Tate & Lyle PLC	17,496	161,489
Tatton Asset Management PLC	1,955	11,062
Telecom Plus PLC	3,652	78,317
The Gym Group PLC (A)(C)	5,959	6,902
The Restaurant Group PLC (A)	30,769	14,883
The Vitec Group PLC	2,842	24,994
THG PLC (A)	6,472	6,697
TI Fluid Systems PLC (C)	1,686	2,926
Topps Tiles PLC	15,591	9,502
TORM PLC, Class A	1,596	38,457
TP ICAP Group PLC	45,423	87,331
Travis Perkins PLC	9,597	99,395
Trifast PLC	7,237	7,216
TT Electronics PLC	14,769	29,590
Tullow Oil PLC (A)	72,437	25,947
Tyman PLC	9,005	29,324
Vanquis Banking Group PLC	13,396	32,377
Verici Dx PLC (A)	165	25
Vertu Motors PLC	13,548	12,321
Vesuvius PLC	12,719	64,437
Victrex PLC	3,473	61,477
Virgin Money UK PLC	57,990	110,425
Vistry Group PLC	14,429	121,174
Volex PLC	6,211	22,347
Volution Group PLC	9,834	47,264
Vp PLC	637	4,896
Watches of Switzerland Group PLC (A)(C)	10,654	82,784
Watkin Jones PLC	10,502	9,524
WH Smith PLC	5,221	102,943
Wickes Group PLC	13,094	20,427
Wilmington PLC	8,076	28,505
Wincanton PLC	8,498	27,125
Xaar PLC (A)	5,629	12,381
XPS Pensions Group PLC	13,660	30,253
Young & Co's Brewery PLC	1,750	18,066
Young & Co's Brewery PLC, Class A	1,224	18,631
Zotefoams PLC	1,549	6,596
		11,301,569
United States - 0.8%
ADTRAN Holdings, Inc.	3,066	32,301
Argonaut Gold, Inc. (A)	16,734	6,695
Atlantic Sapphire ASA (A)	1,608	980
Burford Capital, Ltd.	8,414	102,758
Diversified Energy Company PLC	38,586	43,365
Energy Fuels, Inc. (A)	730	4,535
Frontage Holdings Corp. (A)(C)	14,000	3,579
Invesque, Inc. (A)	2,000	1,560
Perpetua Resources Corp. (A)	3,000	10,983
Primo Water Corp.	1,600	20,064
Primo Water Corp. (Toronto Stock Exchange)	6,607	82,790
PureTech Health PLC (A)	16,139	44,559
REC Silicon ASA (A)	16,036	24,000
Reliance Worldwide Corp., Ltd.	36,825	101,253
Samsonite International SA (A)(C)	37,800	106,891
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
SSR Mining, Inc.	8,907	$126,335
SunOpta, Inc. (A)	5,608	37,507
VAALCO Energy, Inc.	3,094	11,635
Viemed Healthcare, Inc. (A)	2,600	25,428
		787,218
TOTAL COMMON STOCKS (Cost $112,590,075)		$98,361,535
PREFERRED SECURITIES - 0.4%
Germany - 0.4%
Draegerwerk AG & Company KGaA	565	26,857
Fuchs Petrolub SE	3,739	147,933
Jungheinrich AG	2,336	85,637
Sixt SE	838	65,542
STO SE & Company KGaA	163	27,345
Villeroy & Boch AG	625	12,185
		365,499
TOTAL PREFERRED SECURITIES (Cost $331,907)		$365,499
RIGHTS - 0.0%
Capitaland India Trust (Expiration Date: 7-11-23; Strike Price: SGD 1.06) (A)	5,366	317
Clariane SE (Expiration Date: 7-10-23) (A)(E)	3,776	1,030
Intercell AG (A)(B)(E)	3,233	0
Lenzing AG (Expiration Date: 7-6-23; Strike Price: EUR 31.10) (A)(D)	391	2,279
S IMMO AG (Expiration Date: 1-1-26) (A)(E)	2,772	0
Sacyr SA (Expiration Date: 7-5-23) (A)(E)	23,824	2,134
SIF Holding NV (Expiration Date: 7-5-23; Strike Price: EUR 11.50) (A)	504	85
Strabag SE (Expiration Date: 1-1-27) (A)(B)(E)	1,144	0
Tess Holdings Company, Ltd. (Expiration Date: 8-25-23; Strike Price: JPY 400.00) (A)	1,200	4,283
TOTAL RIGHTS (Cost $7,235)		$10,128
WARRANTS - 0.0%
Logan Energy Corp. (Expiration Date: 6-15-28; Strike Price: CAD 11.50) (A)(B)	1,796	0
Treasury Metals, Inc. (Expiration Date: 8-7-23; Strike Price: CAD 1.50) (A)	650	2
Webuild SpA (Expiration Date: 8-2-30) (A)(E)	1,316	858
TOTAL WARRANTS (Cost $0)		$860
SHORT-TERM INVESTMENTS - 1.4%
Short-term funds - 1.4%
John Hancock Collateral Trust, 5.1773% (F)(G)	137,438	1,373,669
TOTAL SHORT-TERM INVESTMENTS (Cost $1,373,801)		$1,373,669
Total Investments (International Small Company Trust) (Cost $114,303,018) - 100.1%		$100,111,691
Other assets and liabilities, net - (0.1%)		(101,738)
TOTAL NET ASSETS - 100.0%		$100,009,953
Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen

The accompanying notes are an integral part of the financial statements.	95

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
International Small Company Trust (continued)
(D)	All or a portion of this security is on loan as of 6-30-23.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 6-30-23.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	3	Long	Sep 2023	$318,852	$323,160	$4,308
						$4,308

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 51.0%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	27,741,039	$480,752,206
Fixed income - 49.0%
Select Bond, Series NAV, JHVIT (MIM US) (B)	39,294,777	462,106,581
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,020,432,509)		$942,858,787
Total Investments (Lifestyle Balanced Portfolio) (Cost $1,020,432,509) - 100.0%		$942,858,787
Other assets and liabilities, net - 0.0%		96
TOTAL NET ASSETS - 100.0%		$942,858,883
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 20.0%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	1,944,245	$33,693,765
Fixed income - 80.0%
Select Bond, Series NAV, JHVIT (MIM US) (B)	11,460,464	134,775,059
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $193,809,523)		$168,468,824
Lifestyle Conservative Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.1773% (C)(D)	5,232	$52,295
TOTAL SHORT-TERM INVESTMENTS (Cost $52,302)		$52,295
Total Investments (Lifestyle Conservative Portfolio) (Cost $193,861,825) - 100.0%		$168,521,119
Other assets and liabilities, net - (0.0%)		(17,782)
TOTAL NET ASSETS - 100.0%		$168,503,337
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Lifestyle Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 71.4%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	211,200,252	$3,660,100,375
Fixed income - 28.6%
Select Bond, Series NAV, JHVIT (MIM US) (B)	124,736,243	1,466,898,220
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,368,370,828)		$5,126,998,595

The accompanying notes are an integral part of the financial statements.	96

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Lifestyle Growth Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.1773% (C)(D)	1	$11
TOTAL SHORT-TERM INVESTMENTS (Cost $11)		$11
Total Investments (Lifestyle Growth Portfolio) (Cost $5,368,370,839) - 100.0%		$5,126,998,606
Other assets and liabilities, net - 0.0%		102,268
TOTAL NET ASSETS - 100.0%		$5,127,100,874
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 40.5%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	6,704,710	$116,192,624
Fixed income - 59.5%
Select Bond, Series NAV, JHVIT (MIM US) (B)	14,489,338	170,394,616
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $319,218,841)		$286,587,240
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.1773% (C)(D)	3,823	38,210
TOTAL SHORT-TERM INVESTMENTS (Cost $38,220)		$38,210
Total Investments (Lifestyle Moderate Portfolio) (Cost $319,257,061) - 100.0%		$286,625,450
Other assets and liabilities, net - (0.0%)		(15,381)
TOTAL NET ASSETS - 100.0%		$286,610,069
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Mid Cap Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.1%
Communication services – 7.2%
Entertainment – 6.1%
Liberty Media Corp.-Liberty Formula One, Series C (A)	125,154	$9,421,593
Live Nation Entertainment, Inc. (A)	90,232	8,221,038
Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Spotify Technology SA (A)	122,512	$19,669,302
		37,311,933
Interactive media and services – 1.1%
ZoomInfo Technologies, Inc. (A)	256,079	6,501,846
		43,813,779
Consumer discretionary – 14.9%
Automobile components – 0.7%
Mobileye Global, Inc., Class A (A)	105,078	4,037,097
Automobiles – 0.8%
Rivian Automotive, Inc., Class A (A)	296,240	4,935,358
Broadline retail – 1.0%
Global-e Online, Ltd. (A)	151,877	6,217,844
Hotels, restaurants and leisure – 5.7%
Aramark	164,177	7,067,820
Chipotle Mexican Grill, Inc. (A)	4,440	9,497,160
DraftKings, Inc., Class A (A)	304,338	8,086,261
Las Vegas Sands Corp. (A)	177,126	10,273,308
		34,924,549
Household durables – 1.2%
Lennar Corp., A Shares	58,018	7,270,236
Specialty retail – 3.1%
Burlington Stores, Inc. (A)	29,184	4,593,270
Ross Stores, Inc.	126,914	14,230,867
		18,824,137
Textiles, apparel and luxury goods – 2.4%
Deckers Outdoor Corp. (A)	27,782	14,659,450
		90,868,671
Consumer staples – 5.2%
Beverages – 2.3%
Celsius Holdings, Inc. (A)	93,010	13,876,162
Food products – 1.9%
Lamb Weston Holdings, Inc.	101,572	11,675,701
Personal care products – 1.0%
e.l.f. Beauty, Inc. (A)	53,523	6,113,932
		31,665,795
Energy – 4.2%
Oil, gas and consumable fuels – 4.2%
Cheniere Energy, Inc.	50,776	7,736,231
Diamondback Energy, Inc.	43,359	5,695,638
Pioneer Natural Resources Company	25,697	5,323,904
Targa Resources Corp.	88,788	6,756,767
		25,512,540
Financials – 6.2%
Capital markets – 3.6%
Ares Management Corp., Class A	106,609	10,271,777
Tradeweb Markets, Inc., Class A	172,714	11,827,455
		22,099,232
Financial services – 2.6%
Block, Inc. (A)	235,237	15,659,727
		37,758,959
Health care – 25.4%
Biotechnology – 3.6%
Exact Sciences Corp. (A)	186,470	17,509,533
United Therapeutics Corp. (A)	21,348	4,712,571
		22,222,104
Health care equipment and supplies – 14.5%
Align Technology, Inc. (A)	59,839	21,161,464
DexCom, Inc. (A)	170,074	21,856,213
Hologic, Inc. (A)	70,420	5,701,907

The accompanying notes are an integral part of the financial statements.	97

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Inspire Medical Systems, Inc. (A)	40,571	$13,170,969
Insulet Corp. (A)	50,663	14,608,169
Shockwave Medical, Inc. (A)	40,357	11,518,291
		88,017,013
Health care providers and services – 1.3%
agilon health, Inc. (A)	458,729	7,954,361
Health care technology – 3.4%
Veeva Systems, Inc., Class A (A)	104,869	20,735,747
Life sciences tools and services – 1.8%
Agilent Technologies, Inc.	48,829	5,871,687
Medpace Holdings, Inc. (A)	22,055	5,296,949
		11,168,636
Pharmaceuticals – 0.8%
Jazz Pharmaceuticals PLC (A)	37,171	4,608,089
		154,705,950
Industrials – 16.9%
Aerospace and defense – 1.3%
Axon Enterprise, Inc. (A)	39,420	7,691,630
Building products – 2.7%
Builders FirstSource, Inc. (A)	48,871	6,646,456
Johnson Controls International PLC	145,214	9,894,882
		16,541,338
Commercial services and supplies – 2.1%
Copart, Inc. (A)	143,353	13,075,227
Construction and engineering – 2.7%
Fluor Corp. (A)	308,966	9,145,394
MasTec, Inc. (A)	61,518	7,257,278
		16,402,672
Machinery – 1.4%
The Toro Company	87,378	8,881,974
Professional services – 6.7%
CoStar Group, Inc. (A)	163,211	14,525,779
EXL Service Holdings, Inc. (A)	59,014	8,914,655
Paycom Software, Inc.	53,228	17,098,963
		40,539,397
		103,132,238
Information technology – 15.7%
Electronic equipment, instruments and components – 2.8%
Flex, Ltd. (A)	614,748	16,991,635
IT services – 3.1%
Gartner, Inc. (A)	16,310	5,713,556
MongoDB, Inc. (A)	10,910	4,483,901
Okta, Inc. (A)	127,963	8,874,234
		19,071,691
Semiconductors and semiconductor equipment – 4.8%
First Solar, Inc. (A)	21,676	4,120,391
MKS Instruments, Inc.	62,444	6,750,196
SolarEdge Technologies, Inc. (A)	38,806	10,440,754
Universal Display Corp.	53,793	7,753,185
		29,064,526
Software – 5.0%
DocuSign, Inc. (A)	219,403	11,209,299
Workday, Inc., Class A (A)	84,780	19,150,954
		30,360,253
		95,488,105
Materials – 1.4%
Chemicals – 1.4%
Albemarle Corp.	36,877	8,226,890
TOTAL COMMON STOCKS (Cost $572,415,653)		$591,172,927
Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES – 0.6%
Information technology – 0.6%
Software – 0.6%
Essence Group Holdings Corp. (A)(B)(C)	1,663,188	$1,945,930
Lookout, Inc., Series F (A)(B)(C)	211,003	1,675,364
		3,621,294
TOTAL PREFERRED SECURITIES (Cost $5,070,285)		$3,621,294
EXCHANGE-TRADED FUNDS – 0.8%
iShares Russell Mid-Cap Growth ETF (D)	48,347	4,671,771
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,618,478)		$4,671,771
SHORT-TERM INVESTMENTS – 4.8%
Short-term funds – 3.2%
John Hancock Collateral Trust, 5.1773% (E)(F)	1,916,099	19,151,025
Repurchase agreement – 1.6%
Deutsche Bank Tri-Party Repurchase Agreement dated 6-30-23 at 5.050% to be repurchased at $9,704,082 on 7-3-23, collateralized by $10,290,782 Federal National Mortgage Association, 3.500% - 5.000% due 3-1-46 to 2-1-53 (valued at $9,894,000)	$9,700,000	9,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $28,851,630)		$28,851,025
Total Investments (Mid Cap Growth Trust) (Cost $610,956,046) – 103.3%		$628,317,017
Other assets and liabilities, net – (3.3%)		(19,831,055)
TOTAL NET ASSETS – 100.0%		$608,485,962
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Restricted security as to resale. For more information on this security refer to the Notes to financial statements.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	All or a portion of this security is on loan as of 6-30-23.
(E)	The rate shown is the annualized seven-day yield as of 6-30-23.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.2%
Communication services – 2.0%
Diversified telecommunication services – 0.5%
Frontier Communications Parent, Inc. (A)	110,911	$2,067,381
Iridium Communications, Inc.	62,553	3,885,792
		5,953,173
Entertainment – 0.2%
World Wrestling Entertainment, Inc., Class A (B)	21,560	2,338,613
Interactive media and services – 0.5%
TripAdvisor, Inc. (A)	52,673	868,578
Ziff Davis, Inc. (A)	23,488	1,645,569
ZoomInfo Technologies, Inc. (A)	133,905	3,399,848
		5,913,995
Media – 0.8%
Cable One, Inc.	2,342	1,538,881

The accompanying notes are an integral part of the financial statements.	98

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Nexstar Media Group, Inc.	17,812	$2,966,589
TEGNA, Inc.	111,783	1,815,356
The New York Times Company, Class A	81,395	3,205,335
		9,526,161
		23,731,942
Consumer discretionary – 14.4%
Automobile components – 1.6%
Adient PLC (A)	47,044	1,802,726
Autoliv, Inc.	38,373	3,263,240
Fox Factory Holding Corp. (A)	21,014	2,280,229
Gentex Corp.	116,093	3,396,881
Lear Corp.	29,320	4,208,886
The Goodyear Tire & Rubber Company (A)	140,794	1,926,062
Visteon Corp. (A)	14,082	2,022,316
		18,900,340
Automobiles – 0.4%
Harley-Davidson, Inc.	64,986	2,288,157
Thor Industries, Inc.	26,586	2,751,651
		5,039,808
Broadline retail – 0.5%
Kohl's Corp.	55,013	1,268,050
Macy's, Inc.	135,279	2,171,228
Nordstrom, Inc. (B)	56,131	1,149,002
Ollie's Bargain Outlet Holdings, Inc. (A)	28,595	1,656,508
		6,244,788
Diversified consumer services – 0.9%
Graham Holdings Company, Class B	1,877	1,072,668
Grand Canyon Education, Inc. (A)	15,263	1,575,294
H&R Block, Inc.	75,647	2,410,870
Service Corp. International	75,094	4,850,321
		9,909,153
Hotels, restaurants and leisure – 3.4%
Aramark	129,458	5,573,167
Boyd Gaming Corp.	38,141	2,645,841
Choice Hotels International, Inc. (B)	13,172	1,547,973
Churchill Downs, Inc.	32,728	4,554,756
Hilton Grand Vacations, Inc. (A)	38,185	1,735,126
Light & Wonder, Inc. (A)	45,263	3,112,284
Marriott Vacations Worldwide Corp.	18,285	2,243,935
Papa John's International, Inc.	14,762	1,089,878
Penn Entertainment, Inc. (A)	76,557	1,839,665
Planet Fitness, Inc., Class A (A)	42,203	2,846,170
Texas Roadhouse, Inc.	33,283	3,737,015
The Wendy's Company	83,747	1,821,497
Travel + Leisure Company	37,903	1,529,007
Wingstop, Inc.	14,887	2,979,782
Wyndham Hotels & Resorts, Inc.	42,653	2,924,716
		40,180,812
Household durables – 1.7%
Helen of Troy, Ltd. (A)	11,941	1,289,867
KB Home	39,878	2,062,091
Leggett & Platt, Inc.	66,124	1,958,593
Taylor Morrison Home Corp. (A)	54,202	2,643,432
Tempur Sealy International, Inc.	85,476	3,425,023
Toll Brothers, Inc.	51,157	4,044,984
TopBuild Corp. (A)	15,771	4,195,401
		19,619,391
Leisure products – 1.1%
Brunswick Corp.	35,127	3,043,403
Mattel, Inc. (A)	175,830	3,435,718
Polaris, Inc.	26,573	3,213,473
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
Topgolf Callaway Brands Corp. (A)	69,149	$1,372,608
YETI Holdings, Inc. (A)	43,043	1,671,790
		12,736,992
Specialty retail – 2.9%
AutoNation, Inc. (A)	15,633	2,573,348
Dick's Sporting Goods, Inc.	30,546	4,037,876
Five Below, Inc. (A)	27,651	5,434,528
Foot Locker, Inc.	39,450	1,069,490
GameStop Corp., Class A (A)(B)	125,637	3,046,697
Lithia Motors, Inc.	13,675	4,158,704
Murphy USA, Inc.	9,955	3,097,100
RH (A)(B)	8,870	2,923,463
The Gap, Inc. (B)	105,978	946,384
Valvoline, Inc.	82,366	3,089,549
Williams-Sonoma, Inc.	32,618	4,081,817
		34,458,956
Textiles, apparel and luxury goods – 1.9%
Capri Holdings, Ltd. (A)	62,447	2,241,223
Carter's, Inc.	18,722	1,359,217
Columbia Sportswear Company	17,567	1,356,875
Crocs, Inc. (A)	30,811	3,464,389
Deckers Outdoor Corp. (A)	13,094	6,909,180
PVH Corp.	31,190	2,650,214
Skechers USA, Inc., Class A (A)	66,700	3,512,422
Under Armour, Inc., Class A (A)	93,740	676,803
Under Armour, Inc., Class C (A)	94,169	631,874
		22,802,197
		169,892,437
Consumer staples – 4.2%
Beverages – 0.5%
Celsius Holdings, Inc. (A)	20,217	3,016,174
Coca-Cola Consolidated, Inc.	2,287	1,454,578
The Boston Beer Company, Inc., Class A (A)	4,663	1,438,256
		5,909,008
Consumer staples distribution and retail – 1.9%
BJ's Wholesale Club Holdings, Inc. (A)	66,758	4,206,422
Casey's General Stores, Inc.	18,510	4,514,219
Grocery Outlet Holding Corp. (A)	44,430	1,360,002
Performance Food Group Company (A)	77,566	4,672,576
Sprouts Farmers Market, Inc. (A)	51,189	1,880,172
U.S. Foods Holding Corp. (A)	112,579	4,953,476
		21,586,867
Food products – 1.3%
Darling Ingredients, Inc. (A)	79,264	5,056,251
Flowers Foods, Inc.	95,756	2,382,409
Ingredion, Inc.	32,794	3,474,524
Lancaster Colony Corp.	9,844	1,979,530
Pilgrim's Pride Corp. (A)	22,343	480,151
Post Holdings, Inc. (A)	26,597	2,304,630
		15,677,495
Household products – 0.1%
Energizer Holdings, Inc.	33,021	1,108,845
Personal care products – 0.4%
BellRing Brands, Inc. (A)	65,970	2,414,502
Coty, Inc., Class A (A)	182,161	2,238,759
		4,653,261
		48,935,476
Energy – 4.0%
Energy equipment and services – 0.7%
ChampionX Corp.	98,344	3,052,598

The accompanying notes are an integral part of the financial statements.	99

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
NOV, Inc.	195,584	$3,137,167
Valaris, Ltd. (A)	29,877	1,880,160
		8,069,925
Oil, gas and consumable fuels – 3.3%
Antero Midstream Corp.	166,789	1,934,752
Antero Resources Corp. (A)	137,166	3,158,933
Chord Energy Corp.	20,640	3,174,432
CNX Resources Corp. (A)	82,250	1,457,470
DT Midstream, Inc.	48,131	2,385,854
Equitrans Midstream Corp.	215,185	2,057,169
HF Sinclair Corp.	64,005	2,855,263
Matador Resources Company	56,245	2,942,738
Murphy Oil Corp.	72,890	2,791,687
Ovintiv, Inc.	121,468	4,624,287
PBF Energy, Inc., Class A	54,496	2,231,066
PDC Energy, Inc.	43,444	3,090,606
Range Resources Corp.	119,860	3,523,884
Southwestern Energy Company (A)	547,057	3,287,813
		39,515,954
		47,585,879
Financials – 13.0%
Banks – 5.0%
Associated Banc-Corp.	74,956	1,216,536
Bank OZK (B)	53,547	2,150,448
Cadence Bank	90,757	1,782,467
Cathay General Bancorp	36,033	1,159,902
Columbia Banking System, Inc.	103,552	2,100,035
Commerce Bancshares, Inc.	56,378	2,745,609
Cullen/Frost Bankers, Inc.	31,990	3,439,885
East West Bancorp, Inc.	70,271	3,709,606
First Financial Bankshares, Inc.	64,521	1,838,203
First Horizon Corp.	267,160	3,010,893
FNB Corp.	179,362	2,051,901
Glacier Bancorp, Inc.	55,075	1,716,688
Hancock Whitney Corp.	42,759	1,641,090
Home BancShares, Inc.	93,689	2,136,109
International Bancshares Corp.	26,227	1,159,233
New York Community Bancorp, Inc. (B)	358,719	4,032,002
Old National Bancorp	145,349	2,026,165
Pinnacle Financial Partners, Inc.	38,122	2,159,611
Prosperity Bancshares, Inc.	46,834	2,645,184
SouthState Corp. (B)	37,715	2,481,647
Synovus Financial Corp.	72,584	2,195,666
Texas Capital Bancshares, Inc. (A)	23,780	1,224,670
UMB Financial Corp.	21,687	1,320,738
United Bankshares, Inc.	66,856	1,983,618
Valley National Bancorp	209,400	1,622,850
Webster Financial Corp.	86,805	3,276,889
Wintrust Financial Corp.	30,398	2,207,503
		59,035,148
Capital markets – 1.8%
Affiliated Managers Group, Inc.	17,934	2,688,127
Evercore, Inc., Class A	17,525	2,165,915
Federated Hermes, Inc.	42,241	1,514,340
Interactive Brokers Group, Inc., Class A	51,162	4,250,027
Janus Henderson Group PLC	65,834	1,793,977
Jefferies Financial Group, Inc.	92,756	3,076,717
SEI Investments Company	50,327	3,000,496
Stifel Financial Corp.	52,721	3,145,862
		21,635,461
Consumer finance – 0.3%
FirstCash Holdings, Inc.	18,295	1,707,472
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
SLM Corp.	120,403	$1,964,977
		3,672,449
Financial services – 1.5%
Essent Group, Ltd.	53,281	2,493,551
Euronet Worldwide, Inc. (A)	23,420	2,748,805
MGIC Investment Corp.	142,379	2,248,164
The Western Union Company	186,018	2,181,991
Voya Financial, Inc.	48,816	3,500,595
WEX, Inc. (A)	21,281	3,874,632
		17,047,738
Insurance – 3.7%
American Financial Group, Inc.	34,697	4,120,269
Brighthouse Financial, Inc. (A)	33,214	1,572,683
CNO Financial Group, Inc.	56,906	1,346,965
First American Financial Corp.	51,273	2,923,586
Kemper Corp.	31,788	1,534,089
Kinsale Capital Group, Inc.	10,812	4,045,850
Old Republic International Corp.	135,255	3,404,368
Primerica, Inc.	17,995	3,558,691
Reinsurance Group of America, Inc.	33,055	4,584,398
RenaissanceRe Holdings, Ltd.	24,953	4,654,234
RLI Corp.	20,140	2,748,506
Selective Insurance Group, Inc.	30,050	2,883,298
The Hanover Insurance Group, Inc.	17,747	2,005,943
Unum Group	92,021	4,389,402
		43,772,282
Mortgage real estate investment trusts – 0.7%
Annaly Capital Management, Inc.	245,337	4,909,196
Starwood Property Trust, Inc.	155,032	3,007,621
		7,916,817
		153,079,895
Health care – 9.1%
Biotechnology – 1.4%
Arrowhead Pharmaceuticals, Inc. (A)	53,103	1,893,653
Exelixis, Inc. (A)	161,761	3,091,253
Halozyme Therapeutics, Inc. (A)	65,412	2,359,411
Neurocrine Biosciences, Inc. (A)	48,471	4,570,815
United Therapeutics Corp. (A)	23,271	5,137,073
		17,052,205
Health care equipment and supplies – 3.5%
Enovis Corp. (A)	23,823	1,527,531
Envista Holdings Corp. (A)	81,320	2,751,869
Globus Medical, Inc., Class A (A)	39,693	2,363,321
Haemonetics Corp. (A)	25,060	2,133,608
ICU Medical, Inc. (A)	10,041	1,789,206
Inari Medical, Inc. (A)	25,560	1,486,058
Integra LifeSciences Holdings Corp. (A)	35,397	1,455,879
Lantheus Holdings, Inc. (A)	33,945	2,848,664
LivaNova PLC (A)	26,709	1,373,644
Masimo Corp. (A)	24,121	3,969,111
Neogen Corp. (A)	107,409	2,336,146
Omnicell, Inc. (A)	22,394	1,649,766
Penumbra, Inc. (A)	19,002	6,537,828
QuidelOrtho Corp. (A)	26,811	2,221,559
Shockwave Medical, Inc. (A)	18,194	5,192,750
STAAR Surgical Company (A)	24,010	1,262,206
		40,899,146
Health care providers and services – 2.2%
Acadia Healthcare Company, Inc. (A)	45,719	3,641,061
Amedisys, Inc. (A)	16,187	1,480,139
Chemed Corp.	7,461	4,041,400
Encompass Health Corp.	49,793	3,371,484

The accompanying notes are an integral part of the financial statements.	100

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
HealthEquity, Inc. (A)	42,458	$2,680,798
Option Care Health, Inc. (A)	82,154	2,669,183
Patterson Companies, Inc.	43,198	1,436,765
Progyny, Inc. (A)	37,987	1,494,409
R1 RCM, Inc. (A)(B)	68,556	1,264,858
Tenet Healthcare Corp. (A)	50,637	4,120,839
		26,200,936
Health care technology – 0.2%
Doximity, Inc., Class A (A)	58,967	2,006,057
Life sciences tools and services – 1.3%
Azenta, Inc. (A)	32,372	1,511,125
Bruker Corp.	49,563	3,663,697
Medpace Holdings, Inc. (A)	12,272	2,947,366
Repligen Corp. (A)(B)	25,723	3,638,776
Sotera Health Company (A)	49,120	925,421
Syneos Health, Inc. (A)	51,493	2,169,915
		14,856,300
Pharmaceuticals – 0.5%
Jazz Pharmaceuticals PLC (A)	31,795	3,941,626
Perrigo Company PLC	67,224	2,282,255
		6,223,881
		107,238,525
Industrials – 22.1%
Aerospace and defense – 1.2%
BWX Technologies, Inc.	45,427	3,251,210
Curtiss-Wright Corp.	19,047	3,498,172
Hexcel Corp.	41,912	3,186,150
Mercury Systems, Inc. (A)	28,906	999,859
Woodward, Inc.	29,823	3,546,253
		14,481,644
Air freight and logistics – 0.3%
GXO Logistics, Inc. (A)	59,078	3,711,280
Building products – 3.7%
Advanced Drainage Systems, Inc.	31,072	3,535,372
Builders FirstSource, Inc. (A)	63,668	8,658,848
Carlisle Companies, Inc.	25,319	6,495,083
Fortune Brands Innovations, Inc.	62,944	4,528,821
Lennox International, Inc.	16,048	5,232,771
Owens Corning	44,762	5,841,441
Simpson Manufacturing Company, Inc.	21,196	2,935,646
Trex Company, Inc. (A)	54,049	3,543,452
UFP Industries, Inc.	30,846	2,993,604
		43,765,038
Commercial services and supplies – 1.3%
Clean Harbors, Inc. (A)	24,995	4,109,928
MSA Safety, Inc.	18,336	3,189,731
Stericycle, Inc. (A)	45,922	2,132,618
Tetra Tech, Inc.	26,442	4,329,613
The Brink's Company	23,062	1,564,295
		15,326,185
Construction and engineering – 1.8%
AECOM	69,048	5,847,675
EMCOR Group, Inc.	23,619	4,364,319
Fluor Corp. (A)	71,153	2,106,129
MasTec, Inc. (A)	30,164	3,558,447
MDU Resources Group, Inc.	101,158	2,118,249
Valmont Industries, Inc.	10,460	3,044,383
		21,039,202
Electrical equipment – 2.2%
Acuity Brands, Inc.	15,796	2,576,012
EnerSys	20,293	2,202,196
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Hubbell, Inc.	26,621	$8,826,459
nVent Electric PLC	82,296	4,252,234
Regal Rexnord Corp.	32,924	5,067,004
Sunrun, Inc. (A)(B)	107,106	1,912,913
Vicor Corp. (A)	11,130	601,020
		25,437,838
Ground transportation – 2.0%
Avis Budget Group, Inc. (A)	11,851	2,709,968
Hertz Global Holdings, Inc. (A)	78,298	1,439,900
Knight-Swift Transportation Holdings, Inc.	79,992	4,444,356
Landstar System, Inc.	17,850	3,436,839
Ryder System, Inc.	23,095	1,958,225
Saia, Inc. (A)	13,180	4,512,964
Werner Enterprises, Inc.	29,279	1,293,546
XPO, Inc. (A)	57,552	3,395,568
		23,191,366
Machinery – 4.7%
AGCO Corp.	30,867	4,056,541
Chart Industries, Inc. (A)	21,225	3,391,543
Crane Company	23,954	2,134,780
Crane NXT Company	23,954	1,351,964
Donaldson Company, Inc.	60,244	3,765,852
Esab Corp.	25,727	1,711,875
Flowserve Corp.	65,149	2,420,285
Graco, Inc.	83,624	7,220,932
ITT, Inc.	40,933	3,815,365
Lincoln Electric Holdings, Inc.	28,600	5,680,818
Oshkosh Corp.	32,445	2,809,413
Terex Corp.	33,680	2,015,074
The Middleby Corp. (A)	26,584	3,929,913
The Timken Company	32,726	2,995,411
The Toro Company	51,804	5,265,877
Watts Water Technologies, Inc., Class A	13,615	2,501,484
		55,067,127
Marine transportation – 0.2%
Kirby Corp. (A)	29,805	2,293,495
Passenger airlines – 0.1%
JetBlue Airways Corp. (A)	162,885	1,443,161
Professional services – 3.1%
ASGN, Inc. (A)	24,490	1,852,179
CACI International, Inc., Class A (A)	11,322	3,858,990
Concentrix Corp.	21,207	1,712,465
EXL Service Holdings, Inc. (A)	16,516	2,494,907
Exponent, Inc.	25,253	2,356,610
FTI Consulting, Inc. (A)	16,880	3,210,576
Genpact, Ltd.	84,159	3,161,854
Insperity, Inc.	17,844	2,122,722
KBR, Inc.	67,420	4,386,345
ManpowerGroup, Inc.	25,049	1,988,891
Maximus, Inc.	30,195	2,551,779
Paylocity Holding Corp. (A)	20,517	3,786,002
Science Applications International Corp.	26,821	3,016,826
		36,500,146
Trading companies and distributors – 1.5%
GATX Corp.	17,535	2,257,456
MSC Industrial Direct Company, Inc., Class A	23,476	2,236,793
Univar Solutions, Inc. (A)	78,360	2,808,422
Watsco, Inc. (B)	16,603	6,333,546
WESCO International, Inc.	22,413	4,013,272
		17,649,489
		259,905,971

The accompanying notes are an integral part of the financial statements.	101

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology – 10.0%
Communications equipment – 0.6%
Calix, Inc. (A)	28,629	$1,428,873
Ciena Corp. (A)	74,096	3,148,339
Lumentum Holdings, Inc. (A)	34,127	1,936,025
		6,513,237
Electronic equipment, instruments and components – 3.6%
Arrow Electronics, Inc. (A)	28,061	4,019,177
Avnet, Inc.	45,403	2,290,581
Belden, Inc.	21,137	2,021,754
Cognex Corp.	85,740	4,803,155
Coherent Corp. (A)	69,236	3,529,651
IPG Photonics Corp. (A)	15,510	2,106,568
Jabil, Inc.	65,911	7,113,774
Littelfuse, Inc.	12,335	3,593,309
National Instruments Corp.	65,322	3,749,483
Novanta, Inc. (A)	17,787	3,274,587
TD SYNNEX Corp.	20,624	1,938,656
Vishay Intertechnology, Inc.	63,378	1,863,313
Vontier Corp.	77,304	2,489,962
		42,793,970
IT services – 0.1%
Kyndryl Holdings, Inc. (A)	101,713	1,350,749
Semiconductors and semiconductor equipment – 2.5%
Allegro MicroSystems, Inc. (A)	32,387	1,461,949
Amkor Technology, Inc.	50,030	1,488,393
Cirrus Logic, Inc. (A)	27,449	2,223,643
Lattice Semiconductor Corp. (A)	68,378	6,569,074
MACOM Technology Solutions Holdings, Inc. (A)	25,705	1,684,449
MKS Instruments, Inc.	28,523	3,083,336
Power Integrations, Inc.	28,489	2,697,054
Silicon Laboratories, Inc. (A)	15,895	2,507,277
Synaptics, Inc. (A)	19,634	1,676,351
Universal Display Corp.	21,632	3,117,820
Wolfspeed, Inc. (A)(B)	61,833	3,437,296
		29,946,642
Software – 2.6%
ACI Worldwide, Inc. (A)	53,810	1,246,778
Aspen Technology, Inc. (A)	14,501	2,430,513
Blackbaud, Inc. (A)	22,476	1,599,842
CommVault Systems, Inc. (A)	21,844	1,586,311
Dropbox, Inc., Class A (A)	135,098	3,603,064
Dynatrace, Inc. (A)	107,691	5,542,856
Envestnet, Inc. (A)	27,025	1,603,934
Manhattan Associates, Inc. (A)	30,812	6,158,703
NCR Corp. (A)	69,744	1,757,549
Qualys, Inc. (A)	16,679	2,154,426
Teradata Corp. (A)	50,222	2,682,357
		30,366,333
Technology hardware, storage and peripherals – 0.6%
Super Micro Computer, Inc. (A)	22,684	5,653,987
Xerox Holdings Corp.	56,138	835,895
		6,489,882
		117,460,813
Materials – 7.1%
Chemicals – 2.3%
Ashland, Inc.	24,130	2,097,138
Avient Corp.	42,526	1,739,313
Axalta Coating Systems, Ltd. (A)	110,047	3,610,642
Cabot Corp.	27,891	1,865,629
NewMarket Corp.	3,299	1,326,594
Olin Corp.	59,723	3,069,165
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
RPM International, Inc.	64,037	$5,746,040
Sensient Technologies Corp.	20,985	1,492,663
The Chemours Company	74,094	2,733,328
The Scotts Miracle-Gro Company	20,333	1,274,676
Westlake Corp.	17,120	2,045,326
		27,000,514
Construction materials – 0.4%
Eagle Materials, Inc.	17,909	3,338,596
Knife River Corp. (A)	25,289	1,100,072
		4,438,668
Containers and packaging – 1.9%
AptarGroup, Inc.	32,548	3,771,011
Berry Global Group, Inc.	59,213	3,809,764
Crown Holdings, Inc.	59,660	5,182,665
Graphic Packaging Holding Company	152,573	3,666,329
Greif, Inc., Class A	12,884	887,579
Silgan Holdings, Inc.	41,624	1,951,749
Sonoco Products Company	48,660	2,871,913
		22,141,010
Metals and mining – 2.3%
Alcoa Corp.	88,621	3,006,911
Cleveland-Cliffs, Inc. (A)	255,867	4,288,331
Commercial Metals Company	58,178	3,063,653
MP Materials Corp. (A)(B)	45,882	1,049,780
Reliance Steel & Aluminum Company	29,206	7,932,058
Royal Gold, Inc.	32,626	3,744,812
U.S. Steel Corp.	112,492	2,813,425
Worthington Industries, Inc.	15,077	1,047,399
		26,946,369
Paper and forest products – 0.2%
Louisiana-Pacific Corp.	35,788	2,683,384
		83,209,945
Real estate – 7.1%
Health care REITs – 1.1%
Healthcare Realty Trust, Inc.	189,173	3,567,803
Medical Properties Trust, Inc.	297,208	2,752,146
Omega Healthcare Investors, Inc.	116,416	3,572,807
Physicians Realty Trust	118,427	1,656,794
Sabra Health Care REIT, Inc.	114,850	1,351,785
		12,901,335
Hotel and resort REITs – 0.1%
Park Hotels & Resorts, Inc.	107,115	1,373,214
Industrial REITs – 1.4%
EastGroup Properties, Inc.	22,061	3,829,790
First Industrial Realty Trust, Inc.	65,692	3,458,027
Rexford Industrial Realty, Inc.	99,823	5,212,757
STAG Industrial, Inc.	89,106	3,197,123
		15,697,697
Office REITs – 0.6%
Corporate Office Properties Trust	55,892	1,327,435
Cousins Properties, Inc.	75,355	1,718,094
Highwoods Properties, Inc.	52,387	1,252,573
Kilroy Realty Corp.	52,362	1,575,573
Vornado Realty Trust	80,067	1,452,415
		7,326,090
Real estate management and development – 0.3%
Jones Lang LaSalle, Inc. (A)	23,727	3,696,667
Residential REITs – 0.4%
Apartment Income REIT Corp.	74,116	2,674,846

The accompanying notes are an integral part of the financial statements.	102

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Residential REITs (continued)
Independence Realty Trust, Inc.	111,429	$2,030,236
		4,705,082
Retail REITs – 1.3%
Agree Realty Corp.	46,296	3,027,295
Brixmor Property Group, Inc.	149,298	3,284,556
Kite Realty Group Trust	108,952	2,433,988
NNN REIT, Inc.	90,452	3,870,441
Spirit Realty Capital, Inc.	70,190	2,764,082
		15,380,362
Specialized REITs – 1.9%
CubeSmart	111,609	4,984,458
EPR Properties	37,395	1,750,086
Lamar Advertising Company, Class A	43,459	4,313,306
Life Storage, Inc.	42,269	5,620,086
National Storage Affiliates Trust	40,794	1,420,855
PotlatchDeltic Corp.	39,699	2,098,092
Rayonier, Inc.	73,629	2,311,951
		22,498,834
		83,579,281
Utilities – 3.2%
Electric utilities – 1.2%
ALLETE, Inc.	28,472	1,650,522
Hawaiian Electric Industries, Inc.	54,430	1,970,366
IDACORP, Inc.	25,140	2,579,364
OGE Energy Corp.	99,493	3,572,794
PNM Resources, Inc.	42,639	1,923,019
Portland General Electric Company	47,997	2,247,700
		13,943,765
Gas utilities – 1.1%
National Fuel Gas Company	45,604	2,342,221
New Jersey Resources Corp.	48,167	2,273,482
ONE Gas, Inc.	27,515	2,113,427
Southwest Gas Holdings, Inc.	32,601	2,075,054
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
Spire, Inc.	26,128	$1,657,560
UGI Corp.	103,985	2,804,475
		13,266,219
Independent power and renewable electricity producers – 0.2%
Ormat Technologies, Inc.	26,100	2,100,006
Multi-utilities – 0.3%
Black Hills Corp.	33,114	1,995,450
NorthWestern Corp.	29,704	1,685,999
		3,681,449
Water utilities – 0.4%
Essential Utilities, Inc.	119,511	4,769,684
		37,761,123
TOTAL COMMON STOCKS (Cost $923,724,785)		$1,132,381,287
SHORT-TERM INVESTMENTS – 6.3%
Short-term funds – 6.3%
John Hancock Collateral Trust, 5.1773% (C)(D)	7,342,026	73,382,086
TOTAL SHORT-TERM INVESTMENTS (Cost $73,387,684)		$73,382,086
Total Investments (Mid Cap Index Trust) (Cost $997,112,469) – 102.5%		$1,205,763,373
Other assets and liabilities, net – (2.5%)		(28,980,778)
TOTAL NET ASSETS – 100.0%		$1,176,782,595
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-23.
(C)	The rate shown is the annualized seven-day yield as of 6-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $32,329,860.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 E-Mini Index Futures	172	Long	Sep 2023	$44,645,450	$45,478,520	$833,070
						$833,070

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Mid Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.6%
Communication services – 4.1%
Entertainment – 0.5%
Madison Square Garden Entertainment Corp. (A)	54,381	$1,828,289
Sphere Entertainment Company (A)	56,481	1,547,015
		3,375,304
Media – 3.6%
DISH Network Corp., Class A (A)	131,793	868,516
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
News Corp., Class A	662,548	$12,919,686
News Corp., Class B	56,942	1,122,896
Paramount Global, Class B (B)	167,734	2,668,648
Scholastic Corp.	107,018	4,161,930
		21,741,676
		25,116,980

The accompanying notes are an integral part of the financial statements.	103

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 8.0%
Automobiles – 1.4%
General Motors Company	216,066	$8,331,505
Diversified consumer services – 1.4%
Bright Horizons Family Solutions, Inc. (A)	72,967	6,745,799
Strategic Education, Inc.	31,360	2,127,462
		8,873,261
Hotels, restaurants and leisure – 0.9%
Compass Group PLC	192,597	5,393,315
Specialty retail – 3.0%
Advance Auto Parts, Inc.	53,600	3,768,080
Bath & Body Works, Inc.	152,660	5,724,750
Best Buy Company, Inc.	58,891	4,826,117
Burlington Stores, Inc. (A)	23,880	3,758,473
		18,077,420
Textiles, apparel and luxury goods – 1.3%
Ralph Lauren Corp.	64,589	7,963,824
		48,639,325
Consumer staples – 7.2%
Beverages – 1.8%
Constellation Brands, Inc., Class A	32,630	8,031,222
Monster Beverage Corp. (A)	54,112	3,108,193
		11,139,415
Consumer staples distribution and retail – 1.7%
Dollar General Corp.	18,500	3,140,930
Sysco Corp.	98,343	7,297,051
		10,437,981
Food products – 3.2%
Bunge, Ltd.	41,194	3,886,654
Flowers Foods, Inc.	376,060	9,356,373
Tyson Foods, Inc., Class A	120,278	6,138,989
		19,382,016
Household products – 0.5%
Kimberly-Clark Corp.	21,749	3,002,667
		43,962,079
Energy – 6.7%
Energy equipment and services – 4.7%
Baker Hughes Company	101,500	3,208,415
Expro Group Holdings NV (A)	191,599	3,395,134
SEACOR Marine Holdings, Inc. (A)	129,032	1,474,836
TechnipFMC PLC (A)	667,607	11,095,628
Tidewater, Inc. (A)	170,199	9,435,833
		28,609,846
Oil, gas and consumable fuels – 2.0%
Cameco Corp.	152,438	4,775,883
Imperial Oil, Ltd.	49,689	2,542,089
Suncor Energy, Inc.	171,459	5,027,178
		12,345,150
		40,954,996
Financials – 14.3%
Banks – 3.9%
Fifth Third Bancorp	388,890	10,192,807
Popular, Inc.	123,728	7,488,019
Webster Financial Corp.	161,040	6,079,260
		23,760,086
Capital markets – 1.2%
Main Street Capital Corp.	93,784	3,754,174
Morningstar, Inc.	1,600	313,712
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Open Lending Corp. (A)	319,913	$3,362,286
		7,430,172
Consumer finance – 0.8%
OneMain Holdings, Inc.	113,205	4,945,926
Financial services – 4.6%
Apollo Global Management, Inc.	83,095	6,382,527
Corebridge Financial, Inc. (B)	132,866	2,346,414
FleetCor Technologies, Inc. (A)	36,270	9,106,672
Global Payments, Inc.	71,309	7,025,363
Jackson Financial, Inc., Class A	111,484	3,412,525
		28,273,501
Insurance – 3.8%
Assurant, Inc.	27,187	3,417,950
CNA Financial Corp.	123,122	4,754,972
Kemper Corp.	114,367	5,519,351
RenaissanceRe Holdings, Ltd.	30,600	5,707,512
The Allstate Corp.	34,700	3,783,688
		23,183,473
		87,593,158
Health care – 11.0%
Health care equipment and supplies – 4.7%
Baxter International, Inc.	165,648	7,546,923
Dentsply Sirona, Inc.	147,601	5,906,992
Koninklijke Philips NV, NYRS (A)	283,248	6,143,649
Teleflex, Inc.	12,600	3,049,578
Zimmer Biomet Holdings, Inc.	40,993	5,968,581
		28,615,723
Health care providers and services – 3.9%
Cardinal Health, Inc.	45,499	4,302,840
Centene Corp. (A)	62,153	4,192,220
Select Medical Holdings Corp.	490,907	15,640,297
		24,135,357
Life sciences tools and services – 1.4%
Charles River Laboratories International, Inc. (A)	40,141	8,439,645
Pharmaceuticals – 1.0%
Catalent, Inc. (A)	8,900	385,904
Elanco Animal Health, Inc. (A)	189,240	1,903,754
Viatris, Inc.	363,151	3,624,247
		5,913,905
		67,104,630
Industrials – 17.8%
Aerospace and defense – 4.6%
Huntington Ingalls Industries, Inc.	20,753	4,723,383
L3Harris Technologies, Inc.	14,600	2,858,242
Rolls-Royce Holdings PLC (A)	2,885,387	5,548,603
Spirit AeroSystems Holdings, Inc., Class A	252,732	7,377,247
Textron, Inc.	113,926	7,704,815
		28,212,290
Building products – 1.4%
Armstrong World Industries, Inc.	15,700	1,153,322
Fortune Brands Innovations, Inc.	48,099	3,460,723
Trane Technologies PLC	21,182	4,051,269
		8,665,314
Electrical equipment – 0.5%
Rockwell Automation, Inc.	8,801	2,899,489
Ground transportation – 2.2%
JB Hunt Transport Services, Inc.	40,088	7,257,131

The accompanying notes are an integral part of the financial statements.	104

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ground transportation (continued)
Norfolk Southern Corp.	27,900	$6,326,604
		13,583,735
Machinery – 5.4%
Alstom SA (B)	32,551	971,672
Alstom SA, ADR (B)	1,240,785	3,660,316
Esab Corp.	62,294	4,145,043
PACCAR, Inc.	51,636	4,319,351
Stanley Black & Decker, Inc.	151,947	14,238,953
The Middleby Corp. (A)	39,732	5,873,582
		33,208,917
Passenger airlines – 1.6%
Southwest Airlines Company	261,937	9,484,739
Professional services – 1.4%
SS&C Technologies Holdings, Inc.	90,968	5,512,661
Verra Mobility Corp. (A)	148,110	2,920,729
		8,433,390
Trading companies and distributors – 0.7%
Ashtead Group PLC	60,771	4,213,304
		108,701,178
Information technology – 9.3%
Communications equipment – 0.5%
Arista Networks, Inc. (A)	19,479	3,156,767
Electronic equipment, instruments and components – 2.6%
Corning, Inc.	271,725	9,521,244
TE Connectivity, Ltd.	35,500	4,975,680
Zebra Technologies Corp., Class A (A)	4,900	1,449,567
		15,946,491
Semiconductors and semiconductor equipment – 3.2%
Marvell Technology, Inc.	159,925	9,560,317
MKS Instruments, Inc.	90,886	9,824,777
		19,385,094
Technology hardware, storage and peripherals – 3.0%
Pure Storage, Inc., Class A (A)	126,000	4,639,320
Western Digital Corp. (A)	363,597	13,791,231
		18,430,551
		56,918,903
Materials – 5.5%
Chemicals – 0.6%
The Scotts Miracle-Gro Company	57,547	3,607,621
Construction materials – 1.6%
Summit Materials, Inc., Class A (A)	130,820	4,951,537
Vulcan Materials Company	21,758	4,905,124
		9,856,661
Containers and packaging – 2.1%
Ball Corp.	106,506	6,199,714
Westrock Company	217,292	6,316,678
		12,516,392
Metals and mining – 1.2%
Franco-Nevada Corp.	33,763	4,812,072
Freeport-McMoRan, Inc.	68,012	2,720,480
		7,532,552
		33,513,226
Real estate – 7.0%
Industrial REITs – 1.1%
Rexford Industrial Realty, Inc.	131,904	6,888,027
Office REITs – 0.6%
Douglas Emmett, Inc.	83,623	1,051,141
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office REITs (continued)
Vornado Realty Trust	141,167	$2,560,769
		3,611,910
Residential REITs – 1.6%
Apartment Investment and Management Company, Class A	446,352	3,802,919
Equity Residential	87,426	5,767,493
		9,570,412
Retail REITs – 1.1%
Regency Centers Corp.	83,560	5,161,501
Simon Property Group, Inc.	13,668	1,578,381
		6,739,882
Specialized REITs – 2.6%
Digital Realty Trust, Inc.	32,874	3,743,362
Rayonier, Inc.	147,327	4,626,068
SBA Communications Corp.	13,764	3,189,945
Weyerhaeuser Company	124,184	4,161,406
		15,720,781
		42,531,012
Utilities – 6.7%
Electric utilities – 4.7%
Constellation Energy Corp.	46,068	4,217,525
Evergy, Inc.	93,868	5,483,769
FirstEnergy Corp.	293,872	11,425,743
PG&E Corp. (A)	418,452	7,230,851
		28,357,888
Multi-utilities – 2.0%
Ameren Corp.	93,038	7,598,413
CenterPoint Energy, Inc.	166,150	4,843,273
		12,441,686
		40,799,574
TOTAL COMMON STOCKS (Cost $532,937,677)		$595,835,061
SHORT-TERM INVESTMENTS – 3.2%
Short-term funds – 3.2%
John Hancock Collateral Trust, 5.1773% (C)(D)	496,375	4,961,171
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.0063% (C)	2,552,295	2,552,295
T. Rowe Price Government Reserve Fund, 5.1068% (C)	12,334,882	12,334,882
TOTAL SHORT-TERM INVESTMENTS (Cost $19,848,508)		$19,848,348
Total Investments (Mid Value Trust) (Cost $552,786,185) – 100.8%		$615,683,409
Other assets and liabilities, net – (0.8%)		(4,923,020)
TOTAL NET ASSETS – 100.0%		$610,760,389
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-23.
(C)	The rate shown is the annualized seven-day yield as of 6-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	105

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Real Estate Securities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.1%
Consumer discretionary – 3.1%
Hotels, restaurants and leisure – 2.6%
Hyatt Hotels Corp., Class A	39,799	$4,560,169
Wynn Resorts, Ltd.	27,701	2,925,503
		7,485,672
Household durables – 0.5%
Lennar Corp., A Shares	11,897	1,490,813
		8,976,485
Health care – 1.4%
Health care providers and services – 1.4%
HCA Healthcare, Inc.	14,018	4,254,183
Industrials – 1.1%
Construction and engineering – 1.1%
WillScot Mobile Mini Holdings Corp. (A)	66,758	3,190,365
Real estate – 93.5%
Diversified REITs – 2.3%
Empire State Realty Trust, Inc., Class A	886,391	6,639,069
Health care REITs – 10.7%
CareTrust REIT, Inc.	363,458	7,218,276
Ventas, Inc.	164,549	7,778,231
Welltower, Inc.	198,419	16,050,113
		31,046,620
Hotel and resort REITs – 2.1%
Ryman Hospitality Properties, Inc.	65,719	6,106,609
Industrial REITs – 17.2%
EastGroup Properties, Inc.	51,831	8,997,862
Plymouth Industrial REIT, Inc.	239,725	5,518,470
Prologis, Inc.	290,614	35,637,992
		50,154,324
Office REITs – 1.0%
Corporate Office Properties Trust	116,753	2,772,884
Real estate management and development – 2.2%
CBRE Group, Inc., Class A (A)	34,097	2,751,969
Corp. Inmobiliaria Vesta SAB de CV, ADR (A)	116,385	3,749,925
		6,501,894
Residential REITs – 18.8%
American Homes 4 Rent, Class A	250,647	8,885,436
Apartment Income REIT Corp.	93,081	3,359,293
AvalonBay Communities, Inc.	76,165	14,415,750
Independence Realty Trust, Inc.	176,402	3,214,044
Sun Communities, Inc.	56,117	7,321,024
UDR, Inc.	278,782	11,976,475
Veris Residential, Inc. (A)	349,189	5,604,483
		54,776,505
Retail REITs – 13.9%
Agree Realty Corp.	98,044	6,411,097
Brixmor Property Group, Inc.	459,614	10,111,508
Getty Realty Corp.	189,661	6,414,335
Phillips Edison & Company, Inc.	158,320	5,395,546
Simon Property Group, Inc.	58,425	6,746,919
Tanger Factory Outlet Centers, Inc.	240,274	5,302,847
		40,382,252
Specialized REITs – 25.3%
American Tower Corp.	20,998	4,072,352
CubeSmart	127,325	5,686,335
EPR Properties	77,690	3,635,892
Equinix, Inc.	32,815	25,724,991
Iron Mountain, Inc.	88,645	5,036,809
Life Storage, Inc.	19,921	2,648,696
Public Storage	55,511	16,202,551
Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialized REITs (continued)
VICI Properties, Inc.	340,590	$10,704,744
		73,712,370
		272,092,527
TOTAL COMMON STOCKS (Cost $277,938,441)		$288,513,560
SHORT-TERM INVESTMENTS – 0.6%
Short-term funds – 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.0063% (B)	1,682,976	1,682,976
TOTAL SHORT-TERM INVESTMENTS (Cost $1,682,976)		$1,682,976
Total Investments (Real Estate Securities Trust) (Cost $279,621,417) – 99.7%		$290,196,536
Other assets and liabilities, net – 0.3%		767,186
TOTAL NET ASSETS – 100.0%		$290,963,722
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-23.
Science & Technology Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 92.6%
Communication services – 12.4%
Interactive media and services – 11.9%
Alphabet, Inc., Class A (A)	391,453	$46,856,924
Baidu, Inc., ADR (A)	128,913	17,649,479
Kanzhun, Ltd., ADR (A)	227,666	3,426,373
Match Group, Inc. (A)	100,000	4,185,000
Meta Platforms, Inc., Class A (A)	64,968	18,644,517
Pinterest, Inc., Class A (A)	447,026	12,221,691
		102,983,984
Wireless telecommunication services – 0.5%
T-Mobile US, Inc. (A)	33,000	4,583,700
		107,567,684
Consumer discretionary – 21.5%
Automobiles – 0.1%
Rivian Automotive, Inc., Class A (A)	43,960	732,374
Broadline retail – 12.3%
Alibaba Group Holding, Ltd., ADR (A)	274,019	22,839,484
Amazon.com, Inc. (A)	346,949	45,228,272
Coupang, Inc. (A)	184,541	3,211,013
D-Market Elektronik Hizmetler ve Ticaret AS, ADR (A)	138,711	233,034
Etsy, Inc. (A)	177,733	15,037,989
JD.com, Inc., ADR	148,937	5,083,220
MercadoLibre, Inc. (A)	5,770	6,835,142
PDD Holdings, Inc., ADR (A)	38,300	2,648,062
Prosus NV (A)	66,475	4,868,238
		105,984,454
Hotels, restaurants and leisure – 4.9%
Booking Holdings, Inc. (A)	6,195	16,728,544
Deliveroo PLC (A)(B)	2,955,248	4,301,669
Delivery Hero SE (A)(B)	264,122	11,653,079
DoorDash, Inc., Class A (A)	90,287	6,899,733

The accompanying notes are an integral part of the financial statements.	106

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Tongcheng Travel Holdings, Ltd. (A)	1,518,000	$3,188,494
		42,771,519
Specialty retail – 4.2%
Auto1 Group SE (A)(B)	490,222	4,553,842
Warby Parker, Inc., Class A (A)	177,198	2,071,445
Zalando SE (A)(B)	1,030,781	29,726,871
		36,352,158
		185,840,505
Financials – 6.0%
Financial services – 6.0%
Mastercard, Inc., Class A	100,109	39,372,870
Visa, Inc., Class A	53,800	12,776,424
		52,149,294
Health care – 0.3%
Health care technology – 0.3%
Veeva Systems, Inc., Class A (A)	12,384	2,448,688
Industrials – 0.8%
Ground transportation – 0.8%
Uber Technologies, Inc. (A)	158,262	6,832,171
Information technology – 51.1%
Communications equipment – 0.3%
Arista Networks, Inc. (A)	18,319	2,968,777
IT services – 3.5%
Accenture PLC, Class A	99,332	30,651,869
Semiconductors and semiconductor equipment – 17.4%
Advanced Micro Devices, Inc. (A)	163,743	18,651,965
ASML Holding NV, NYRS	2,867	2,077,858
KLA Corp.	29,187	14,156,279
Lam Research Corp.	21,690	13,943,633
Micron Technology, Inc.	71,927	4,539,313
NVIDIA Corp.	65,501	27,708,233
Qualcomm, Inc.	260,856	31,052,298
Silergy Corp.	371,000	4,621,618
Taiwan Semiconductor Manufacturing Company, Ltd.	363,000	6,705,814
Texas Instruments, Inc.	150,090	27,019,202
		150,476,213
Software – 24.7%
Adobe, Inc. (A)	19,383	9,478,093
DocuSign, Inc. (A)	281,879	14,401,198
Fortinet, Inc. (A)	197,192	14,905,743
Gen Digital, Inc.	385,858	7,157,666
HubSpot, Inc. (A)	2,987	1,589,353
Intuit, Inc.	34,267	15,700,797
Microsoft Corp.	278,519	94,846,858
Salesforce, Inc. (A)	178,202	37,646,955
TeamViewer SE (A)(B)	217,335	3,493,309
Workday, Inc., Class A (A)	36,242	8,186,705
Zoom Video Communications, Inc., Class A (A)	88,482	6,006,158
		213,412,835
Technology hardware, storage and peripherals – 5.2%
Pure Storage, Inc., Class A (A)	535,717	19,725,100
Samsung Electronics Company, Ltd.	339,429	18,690,058
Western Digital Corp. (A)	172,999	6,561,852
		44,977,010
		442,486,704
Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate – 0.5%
Real estate management and development – 0.5%
KE Holdings, Inc., ADR (A)	282,815	$4,199,803
TOTAL COMMON STOCKS (Cost $685,273,909)		$801,524,849
SHORT-TERM INVESTMENTS – 6.8%
Short-term funds – 6.8%
John Hancock Collateral Trust, 5.1773% (C)(D)	100,898	1,008,461
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.0063% (C)	501,658	501,658
T. Rowe Price Government Reserve Fund, 5.1068% (C)	57,703,040	57,703,040
TOTAL SHORT-TERM INVESTMENTS (Cost $59,213,206)		$59,213,159
Total Investments (Science & Technology Trust) (Cost $744,487,115) – 99.4%		$860,738,008
Other assets and liabilities, net – 0.6%		4,942,411
TOTAL NET ASSETS – 100.0%		$865,680,419
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 6-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.9%
Communication services – 2.4%
Diversified telecommunication services – 0.5%
Anterix, Inc. (A)	4,100	$129,929
AST SpaceMobile, Inc. (A)	13,440	63,168
ATN International, Inc.	2,410	88,206
Bandwidth, Inc., Class A (A)	5,101	69,782
Cogent Communications Holdings, Inc.	8,819	593,431
Consolidated Communications Holdings, Inc. (A)	17,177	65,788
EchoStar Corp., Class A (A)	7,390	128,143
Globalstar, Inc. (A)	148,142	159,993
IDT Corp., Class B (A)	3,344	86,442
Liberty Latin America, Ltd., Class A (A)	13,798	120,733
Liberty Latin America, Ltd., Class C (A)	24,811	213,871
Lumen Technologies, Inc.	208,953	472,234
Ooma, Inc. (A)	5,519	82,619
Radius Global Infrastructure, Inc., Class A (A)	17,587	262,046
		2,536,385
Entertainment – 0.4%
Cinemark Holdings, Inc. (A)	22,776	375,804
IMAX Corp. (A)	9,454	160,623
Liberty Media Corp.-Liberty Braves, Class A (A)	2,822	115,476

The accompanying notes are an integral part of the financial statements.	107

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Liberty Media Corp.-Liberty Braves, Class C (A)	7,259	$287,602
Lions Gate Entertainment Corp., Class A (A)	12,251	108,176
Lions Gate Entertainment Corp., Class B (A)	24,301	202,913
Madison Square Garden Entertainment Corp. (A)	9,031	303,622
Playstudios, Inc. (A)	18,499	90,830
Skillz, Inc. (A)	1	6
Sphere Entertainment Company (A)	5,543	151,823
The Marcus Corp. (B)	5,386	79,874
Vivid Seats, Inc., Class A (A)	5,988	47,425
		1,924,174
Interactive media and services – 0.7%
Bumble, Inc., Class A (A)	21,183	355,451
CarGurus, Inc. (A)	20,417	462,037
Cars.com, Inc. (A)	13,869	274,884
DHI Group, Inc. (A)	11,588	44,382
Eventbrite, Inc., Class A (A)	16,670	159,199
FuboTV, Inc. (A)(B)	44,272	92,086
Grindr, Inc. (A)	8,841	48,891
MediaAlpha, Inc., Class A (A)	5,830	60,107
Nextdoor Holdings, Inc. (A)	32,007	104,343
Outbrain, Inc. (A)	10,440	51,365
QuinStreet, Inc. (A)	11,293	99,717
Shutterstock, Inc.	5,127	249,531
TrueCar, Inc. (A)	22,528	50,913
Vimeo, Inc. (A)	32,880	135,466
Yelp, Inc. (A)	13,948	507,847
Ziff Davis, Inc. (A)	9,736	682,104
ZipRecruiter, Inc., Class A (A)	14,521	257,893
		3,636,216
Media – 0.7%
Advantage Solutions, Inc. (A)	20,432	47,811
AMC Networks, Inc., Class A (A)	6,836	81,690
Boston Omaha Corp., Class A (A)	5,051	95,060
Cardlytics, Inc. (A)(B)	7,923	50,073
Clear Channel Outdoor Holdings, Inc. (A)	80,353	110,084
Daily Journal Corp. (A)	274	79,263
Entravision Communications Corp., Class A	14,173	62,219
Gannett Company, Inc. (A)	32,065	72,146
Gray Television, Inc.	17,474	137,695
iHeartMedia, Inc., Class A (A)	23,277	84,728
Integral Ad Science Holding Corp. (A)	7,937	142,707
John Wiley & Sons, Inc., Class A	8,817	300,043
Magnite, Inc. (A)	27,938	381,354
PubMatic, Inc., Class A (A)	9,104	166,421
Quotient Technology, Inc. (A)	20,702	79,496
Scholastic Corp.	5,979	232,523
Sinclair, Inc.	7,528	104,037
Stagwell, Inc. (A)	22,972	165,628
TechTarget, Inc. (A)	5,570	173,394
TEGNA, Inc.	46,025	747,446
The EW Scripps Company, Class A (A)	13,256	121,292
Thryv Holdings, Inc. (A)	6,476	159,310
WideOpenWest, Inc. (A)	11,317	95,515
		3,689,935
Wireless telecommunication services – 0.1%
Gogo, Inc. (A)	13,912	236,643
Shenandoah Telecommunications Company	10,290	199,935
Spok Holdings, Inc.	4,419	58,729
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
Telephone & Data Systems, Inc.	21,057	$173,299
		668,606
		12,455,316
Consumer discretionary – 10.1%
Automobile components – 1.4%
Adient PLC (A)	19,828	759,809
American Axle & Manufacturing Holdings, Inc. (A)	24,206	200,184
Cooper-Standard Holdings, Inc. (A)	3,847	54,858
Dana, Inc.	27,080	460,360
Dorman Products, Inc. (A)	5,449	429,545
Fox Factory Holding Corp. (A)	8,851	960,422
Gentherm, Inc. (A)	6,929	391,558
Holley, Inc. (A)(B)	12,167	49,763
LCI Industries	5,083	642,288
Luminar Technologies, Inc. (A)(B)	56,833	391,011
Modine Manufacturing Company (A)	10,721	354,007
Patrick Industries, Inc.	4,434	354,720
Solid Power, Inc. (A)(B)	35,372	89,845
Standard Motor Products, Inc.	4,262	159,910
Stoneridge, Inc. (A)	5,924	111,667
The Goodyear Tire & Rubber Company (A)	58,268	797,106
Visteon Corp. (A)	5,818	835,523
XPEL, Inc. (A)	4,715	397,097
		7,439,673
Automobiles – 0.1%
Fisker, Inc. (A)(B)	41,252	232,661
Winnebago Industries, Inc.	6,000	400,140
		632,801
Broadline retail – 0.1%
Big Lots, Inc.	6,570	58,013
CarParts.com, Inc. (A)	12,235	51,999
ContextLogic, Inc., Class A (A)(B)	5,380	35,400
Dillard's, Inc., Class A (B)	739	241,121
		386,533
Diversified consumer services – 0.9%
2U, Inc. (A)	17,589	70,884
Adtalem Global Education, Inc. (A)	9,338	320,667
Carriage Services, Inc.	2,856	92,734
Chegg, Inc. (A)	24,759	219,860
Coursera, Inc. (A)	27,246	354,743
Duolingo, Inc. (A)	5,943	849,492
European Wax Center, Inc., Class A (A)	7,294	135,887
frontdoor, Inc. (A)	16,979	541,630
Graham Holdings Company, Class B	736	420,609
Laureate Education, Inc.	27,272	329,718
Lincoln Educational Services Corp. (A)	6,322	42,610
Nerdy, Inc. (A)	13,494	56,270
OneSpaWorld Holdings, Ltd. (A)	15,634	189,171
Perdoceo Education Corp. (A)	14,160	173,743
Rover Group, Inc. (A)	20,264	99,496
Strategic Education, Inc.	4,699	318,780
Stride, Inc. (A)	8,692	323,603
Udemy, Inc. (A)	18,355	196,949
Universal Technical Institute, Inc. (A)	8,207	56,710
WW International, Inc. (A)	11,796	79,269
		4,872,825
Hotels, restaurants and leisure – 2.3%
Accel Entertainment, Inc. (A)	12,208	128,916
Bally's Corp. (A)	6,359	98,946
BJ's Restaurants, Inc. (A)	4,816	153,149
Bloomin' Brands, Inc.	18,049	485,338

The accompanying notes are an integral part of the financial statements.	108

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Bluegreen Vacations Holding Corp.	2,387	$85,097
Bowlero Corp. (A)	6,291	73,227
Brinker International, Inc. (A)	9,044	331,010
Carrols Restaurant Group, Inc. (A)	8,602	43,354
Century Casinos, Inc. (A)	5,989	42,522
Chuy's Holdings, Inc. (A)	3,855	157,361
Cracker Barrel Old Country Store, Inc. (B)	4,518	420,987
Dave & Buster's Entertainment, Inc. (A)	8,954	398,990
Denny's Corp. (A)	11,661	143,664
Dine Brands Global, Inc.	3,167	183,781
El Pollo Loco Holdings, Inc.	6,638	58,215
Everi Holdings, Inc. (A)	17,751	256,679
Fiesta Restaurant Group, Inc. (A)	4,755	37,755
First Watch Restaurant Group, Inc. (A)	3,289	55,584
Full House Resorts, Inc. (A)	8,379	56,139
Global Business Travel Group I (A)	7,168	51,825
Golden Entertainment, Inc. (A)	4,255	177,859
Hilton Grand Vacations, Inc. (A)	16,722	759,848
Inspired Entertainment, Inc. (A)	4,949	72,800
International Game Technology PLC	22,542	718,864
Jack in the Box, Inc.	4,271	416,551
Krispy Kreme, Inc.	18,198	268,057
Kura Sushi USA, Inc., Class A (A)	1,252	116,373
Life Time Group Holdings, Inc. (A)	9,418	185,252
Light & Wonder, Inc. (A)	18,967	1,304,171
Lindblad Expeditions Holdings, Inc. (A)	7,917	86,137
Monarch Casino & Resort, Inc.	2,802	197,401
Mondee Holdings, Inc. (A)	9,804	87,354
Nathan's Famous, Inc.	688	54,036
ONE Group Hospitality, Inc. (A)	5,893	43,137
Papa John's International, Inc.	7,202	531,724
PlayAGS, Inc. (A)	8,644	48,839
Portillo's, Inc., Class A (A)	8,984	202,410
Potbelly Corp. (A)	6,086	53,435
RCI Hospitality Holdings, Inc.	1,804	137,086
Red Robin Gourmet Burgers, Inc. (A)	3,668	50,728
Red Rock Resorts, Inc., Class A	9,751	456,152
Rush Street Interactive, Inc. (A)	16,137	50,347
Sabre Corp. (A)	69,137	220,547
SeaWorld Entertainment, Inc. (A)	8,172	457,714
Shake Shack, Inc., Class A (A)	7,844	609,636
Six Flags Entertainment Corp. (A)	14,930	387,881
Sweetgreen, Inc., Class A (A)	20,438	262,015
Target Hospitality Corp. (A)	6,819	91,511
The Cheesecake Factory, Inc.	9,995	345,627
Xponential Fitness, Inc., Class A (A)	5,298	91,391
		11,747,422
Household durables – 2.1%
Beazer Homes USA, Inc. (A)	6,081	172,031
Cavco Industries, Inc. (A)	1,815	535,425
Century Communities, Inc.	5,834	447,001
Cricut, Inc., Class A (B)	10,111	123,354
Dream Finders Homes, Inc., Class A (A)(B)	5,157	126,811
Ethan Allen Interiors, Inc.	4,759	134,585
GoPro, Inc., Class A (A)	27,687	114,624
Green Brick Partners, Inc. (A)	5,482	311,378
Hamilton Beach Brands Holding Company, Class B	1,197	11,563
Helen of Troy, Ltd. (A)	4,987	538,696
Hooker Furnishings Corp.	2,614	48,777
Hovnanian Enterprises, Inc., Class A (A)	1,028	101,988
Installed Building Products, Inc.	4,906	687,625
iRobot Corp. (A)	5,801	262,495
KB Home	15,151	783,458
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
La-Z-Boy, Inc.	9,065	$259,622
Legacy Housing Corp. (A)	2,338	54,218
LGI Homes, Inc. (A)	4,300	580,027
M/I Homes, Inc. (A)	5,514	480,766
MDC Holdings, Inc.	11,911	557,077
Meritage Homes Corp.	7,480	1,064,180
Purple Innovation, Inc. (B)	15,365	42,715
Skyline Champion Corp. (A)	11,110	727,150
Sonos, Inc. (A)	26,522	433,104
Taylor Morrison Home Corp. (A)	21,534	1,050,213
The Lovesac Company (A)	3,196	86,132
Tri Pointe Homes, Inc. (A)	20,328	667,978
Vizio Holding Corp., Class A (A)	16,473	111,193
VOXX International Corp. (A)	3,644	45,477
Vuzix Corp. (A)(B)	13,528	68,993
		10,628,656
Leisure products – 0.5%
Acushnet Holdings Corp.	6,599	360,833
AMMO, Inc. (A)(B)	21,417	45,618
Clarus Corp.	7,623	69,674
Escalade, Inc.	2,902	38,742
Funko, Inc., Class A (A)	7,811	84,515
JAKKS Pacific, Inc. (A)	1,830	36,545
Johnson Outdoors, Inc., Class A	1,298	79,762
Malibu Boats, Inc., Class A (A)	4,408	258,573
Marine Products Corp.	2,784	46,938
MasterCraft Boat Holdings, Inc. (A)	3,964	121,497
Smith & Wesson Brands, Inc.	9,545	124,467
Sturm Ruger & Company, Inc.	3,470	183,771
Topgolf Callaway Brands Corp. (A)	30,052	596,532
Vista Outdoor, Inc. (A)	11,775	325,814
		2,373,281
Specialty retail – 2.3%
1-800-Flowers.com, Inc., Class A (A)	5,862	45,724
Abercrombie & Fitch Company, Class A (A)	10,159	382,791
Academy Sports & Outdoors, Inc.	15,406	832,694
American Eagle Outfitters, Inc.	37,939	447,680
America's Car-Mart, Inc. (A)	1,274	127,120
Arko Corp.	17,951	142,710
Asbury Automotive Group, Inc. (A)	4,469	1,074,437
Big 5 Sporting Goods Corp.	5,234	47,943
Boot Barn Holdings, Inc. (A)	6,166	522,199
Build-A-Bear Workshop, Inc.	2,896	62,032
Caleres, Inc.	7,391	176,867
Camping World Holdings, Inc., Class A	8,635	259,914
Carvana Company (A)	19,963	517,441
Chico's FAS, Inc. (A)	25,872	138,415
Designer Brands, Inc., Class A	10,781	108,888
Destination XL Group, Inc. (A)	13,261	64,979
EVgo, Inc. (A)	15,977	63,908
Foot Locker, Inc.	17,009	461,114
Franchise Group, Inc.	4,732	135,524
Genesco, Inc. (A)	2,858	71,564
Group 1 Automotive, Inc.	2,853	736,359
GrowGeneration Corp. (A)	14,077	47,862
Guess?, Inc.	6,029	117,264
Haverty Furniture Companies, Inc.	3,107	93,894
Hibbett, Inc.	2,657	96,423
Leslie's, Inc. (A)	37,069	348,078
MarineMax, Inc. (A)	4,407	150,543
Monro, Inc.	6,450	262,064
National Vision Holdings, Inc. (A)	16,124	391,652
OneWater Marine, Inc., Class A (A)	2,495	90,419
Overstock.com, Inc. (A)	9,476	308,633

The accompanying notes are an integral part of the financial statements.	109

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
PetMed Express, Inc.	4,678	$64,510
Revolve Group, Inc. (A)(B)	8,786	144,090
Sally Beauty Holdings, Inc. (A)	22,364	276,195
Shoe Carnival, Inc.	3,929	92,253
Signet Jewelers, Ltd.	9,211	601,110
Sleep Number Corp. (A)	4,618	125,979
Sonic Automotive, Inc., Class A	3,219	153,450
Sportsman's Warehouse Holdings, Inc. (A)	9,403	53,597
Stitch Fix, Inc., Class A (A)	19,059	73,377
The Aaron's Company, Inc.	6,790	96,011
The Buckle, Inc.	6,369	220,367
The Children's Place, Inc. (A)(B)	2,907	67,471
The ODP Corp. (A)	7,142	334,388
ThredUp, Inc., Class A (A)(B)	16,938	41,329
Upbound Group, Inc.	11,502	358,057
Urban Outfitters, Inc. (A)	13,266	439,503
Warby Parker, Inc., Class A (A)	18,028	210,747
Winmark Corp.	582	193,498
Zumiez, Inc. (A)	4,000	66,640
		11,939,707
Textiles, apparel and luxury goods – 0.4%
G-III Apparel Group, Ltd. (A)	9,146	176,243
Hanesbrands, Inc.	73,459	333,504
Kontoor Brands, Inc.	11,607	488,655
Movado Group, Inc.	3,462	92,885
Oxford Industries, Inc.	3,134	308,448
Steven Madden, Ltd.	15,896	519,640
Vera Bradley, Inc. (A)	7,147	45,669
Wolverine World Wide, Inc.	16,787	246,601
		2,211,645
		52,232,543
Consumer staples – 3.3%
Beverages – 0.4%
Coca-Cola Consolidated, Inc.	987	627,752
MGP Ingredients, Inc.	3,277	348,280
National Beverage Corp. (A)	4,956	239,623
Primo Water Corp.	32,141	403,048
The Duckhorn Portfolio, Inc. (A)	9,042	117,275
The Vita Coco Company, Inc. (A)	5,932	159,393
		1,895,371
Consumer staples distribution and retail – 0.5%
Ingles Markets, Inc., Class A	2,889	238,776
PriceSmart, Inc.	5,384	398,739
SpartanNash Company	7,314	164,638
Sprouts Farmers Market, Inc. (A)	21,435	787,308
The Andersons, Inc.	6,667	307,682
The Chefs' Warehouse, Inc. (A)	7,353	262,943
The Fresh Market, Inc. (A)(C)	10,371	0
United Natural Foods, Inc. (A)	12,334	241,130
Village Super Market, Inc., Class A	2,543	58,031
Weis Markets, Inc.	3,517	225,827
		2,685,074
Food products – 1.2%
Alico, Inc.	1,944	49,494
B&G Foods, Inc.	14,669	204,192
Benson Hill, Inc. (A)(B)	43,301	56,291
Beyond Meat, Inc. (A)(B)	12,667	164,418
BRC, Inc., Class A (A)(B)	9,268	47,823
Calavo Growers, Inc.	3,750	108,825
Cal-Maine Foods, Inc.	7,647	344,115
Dole PLC	14,858	200,880
Fresh Del Monte Produce, Inc.	6,871	176,653
Hostess Brands, Inc. (A)	27,332	692,046
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
J&J Snack Foods Corp.	3,081	$487,907
John B Sanfilippo & Son, Inc.	1,829	214,487
Lancaster Colony Corp.	3,989	802,148
Limoneira Company	4,193	65,243
Mission Produce, Inc. (A)	10,359	125,551
Seneca Foods Corp., Class A (A)	1,234	40,327
Sovos Brands, Inc. (A)	8,295	162,250
SunOpta, Inc. (A)	19,523	130,609
The Hain Celestial Group, Inc. (A)	19,049	238,303
The Simply Good Foods Company (A)	18,822	688,697
TreeHouse Foods, Inc. (A)	10,598	533,927
Utz Brands, Inc.	15,007	245,515
Vital Farms, Inc. (A)	6,777	81,256
Westrock Coffee Company (A)	6,206	67,459
		5,928,416
Household products – 0.3%
Central Garden & Pet Company (A)	2,968	115,069
Central Garden & Pet Company, Class A (A)	7,284	265,575
Energizer Holdings, Inc.	14,836	498,193
Oil-Dri Corp. of America	1,228	72,440
WD-40 Company	2,796	527,465
		1,478,742
Personal care products – 0.8%
BellRing Brands, Inc. (A)	27,682	1,013,161
e.l.f. Beauty, Inc. (A)	10,389	1,186,735
Edgewell Personal Care Company	10,571	436,688
Herbalife, Ltd. (A)	20,535	271,883
Inter Parfums, Inc.	3,812	515,497
Medifast, Inc.	2,237	206,162
Nu Skin Enterprises, Inc., Class A	10,376	344,483
The Beauty Health Company (A)	17,398	145,621
USANA Health Sciences, Inc. (A)	2,375	149,720
		4,269,950
Tobacco – 0.1%
Turning Point Brands, Inc.	3,629	87,132
Universal Corp.	4,827	241,060
Vector Group, Ltd.	29,863	382,545
		710,737
		16,968,290
Energy – 6.5%
Energy equipment and services – 2.2%
Archrock, Inc.	28,853	295,743
Atlas Energy Solutions, Inc., Class A	3,454	59,961
Borr Drilling, Ltd. (New York Stock Exchange) (A)	47,785	359,821
Bristow Group, Inc. (A)	5,038	144,742
Cactus, Inc., Class A	13,435	568,569
ChampionX Corp.	41,242	1,280,152
Core Laboratories, Inc.	9,938	231,059
Diamond Offshore Drilling, Inc. (A)	21,280	303,027
DMC Global, Inc. (A)	4,471	79,405
Dril-Quip, Inc. (A)	7,241	168,498
Expro Group Holdings NV (A)	18,429	326,562
Forum Energy Technologies, Inc. (A)	2,427	62,107
Helix Energy Solutions Group, Inc. (A)	30,082	222,005
Helmerich & Payne, Inc.	20,703	733,921
Liberty Energy, Inc.	35,268	471,533
Nabors Industries, Ltd. (A)	1,934	179,920
Newpark Resources, Inc. (A)	17,528	91,671
NexTier Oilfield Solutions, Inc. (A)	40,448	361,605
Noble Corp. PLC (A)	22,000	908,820
Oceaneering International, Inc. (A)	21,017	393,018

The accompanying notes are an integral part of the financial statements.	110

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Oil States International, Inc. (A)	14,200	$106,074
Patterson-UTI Energy, Inc.	43,242	517,607
ProFrac Holding Corp., Class A (A)(B)	5,284	58,969
ProPetro Holding Corp. (A)	20,742	170,914
Ranger Energy Services, Inc. (A)	3,985	40,806
RPC, Inc.	18,137	129,680
SEACOR Marine Holdings, Inc. (A)	5,651	64,591
Seadrill, Ltd. (A)	10,464	431,849
Select Water Solutions, Inc.	17,976	145,606
Solaris Oilfield Infrastructure, Inc., Class A	7,543	62,833
TETRA Technologies, Inc. (A)	28,493	96,306
Tidewater, Inc. (A)	9,857	546,472
U.S. Silica Holdings, Inc. (A)	15,891	192,758
Valaris, Ltd. (A)	12,597	792,729
Weatherford International PLC (A)	14,733	978,566
		11,577,899
Oil, gas and consumable fuels – 4.3%
Amplify Energy Corp. (A)	8,380	56,733
Arch Resources, Inc.	3,725	420,031
Ardmore Shipping Corp.	8,542	105,494
Berry Corp.	17,117	117,765
California Resources Corp.	14,501	656,750
Callon Petroleum Company (A)	12,704	445,529
Centrus Energy Corp., Class A (A)	2,667	86,838
Chord Energy Corp.	8,561	1,316,682
Civitas Resources, Inc.	14,270	989,910
Clean Energy Fuels Corp. (A)	36,592	181,496
CNX Resources Corp. (A)	33,471	593,106
Comstock Resources, Inc.	19,345	224,402
CONSOL Energy, Inc.	6,986	473,721
Crescent Energy Company, Class A	8,508	88,653
CVR Energy, Inc.	6,085	182,307
Delek US Holdings, Inc.	13,671	327,420
Denbury, Inc. (A)	10,382	895,551
DHT Holdings, Inc.	27,755	236,750
Dorian LPG, Ltd.	6,442	165,237
Earthstone Energy, Inc., Class A (A)	11,788	168,451
Encore Energy Corp. (A)	33,473	80,670
Energy Fuels, Inc. (A)(B)	33,119	206,663
Enviva, Inc.	6,963	75,549
Equitrans Midstream Corp.	90,552	865,677
Evolution Petroleum Corp.	7,579	61,163
Excelerate Energy, Inc., Class A	3,919	79,673
FLEX LNG, Ltd.	5,745	175,395
Gevo, Inc. (A)(B)	52,594	79,943
Golar LNG, Ltd.	20,827	420,081
Granite Ridge Resources, Inc.	5,964	39,541
Green Plains, Inc. (A)	12,145	391,555
Gulfport Energy Corp. (A)	2,044	214,763
Hallador Energy Company (A)	5,396	46,244
International Seaways, Inc.	8,341	318,960
Kinetik Holdings, Inc.	3,661	128,648
Kosmos Energy, Ltd. (A)	94,900	568,451
Magnolia Oil & Gas Corp., Class A	38,015	794,514
Matador Resources Company	23,461	1,227,480
Murphy Oil Corp.	30,715	1,176,385
NextDecade Corp. (A)(B)	6,858	56,304
Nordic American Tankers, Ltd.	41,623	152,756
Northern Oil and Gas, Inc.	15,494	531,754
Overseas Shipholding Group, Inc., Class A (A)	13,263	55,307
Par Pacific Holdings, Inc. (A)	11,409	303,593
PBF Energy, Inc., Class A	24,007	982,847
Peabody Energy Corp.	25,703	556,727
Permian Resources Corp.	52,715	577,756
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
REX American Resources Corp. (A)	3,251	$113,167
Riley Exploration Permian, Inc.	1,955	69,833
Ring Energy, Inc. (A)	28,367	48,508
SandRidge Energy, Inc.	7,110	108,428
Scorpio Tankers, Inc.	10,837	511,832
SFL Corp., Ltd.	22,968	214,291
SilverBow Resources, Inc. (A)(B)	3,726	108,501
Sitio Royalties Corp., Class A	16,769	440,522
SM Energy Company	24,887	787,176
Talos Energy, Inc. (A)	23,438	325,085
Teekay Corp. (A)	14,418	87,085
Teekay Tankers, Ltd., Class A	4,807	183,772
Tellurian, Inc. (A)(B)	113,448	159,962
Uranium Energy Corp. (A)(B)	77,285	262,769
VAALCO Energy, Inc.	23,421	88,063
Vertex Energy, Inc. (A)	14,612	91,325
Vital Energy, Inc. (A)	3,561	160,779
Vitesse Energy, Inc.	5,343	119,683
W&T Offshore, Inc. (A)	21,245	82,218
World Kinect Corp.	12,430	257,052
		22,121,276
		33,699,175
Financials – 14.4%
Banks – 7.5%
1st Source Corp.	3,243	135,979
ACNB Corp.	1,888	62,625
Amalgamated Financial Corp.	4,052	65,197
Amerant Bancorp, Inc.	5,498	94,511
American National Bankshares, Inc.	2,512	72,798
Ameris Bancorp	13,753	470,490
Ames National Corp.	2,564	46,229
Arrow Financial Corp.	3,514	70,772
Associated Banc-Corp.	31,078	504,396
Atlantic Union Bankshares Corp.	15,497	402,147
Axos Financial, Inc. (A)	11,650	459,476
Banc of California, Inc.	11,266	130,460
BancFirst Corp.	4,526	416,392
Bank First Corp. (B)	1,400	116,480
Bank of Hawaii Corp.	8,175	337,055
Bank of Marin Bancorp	3,963	70,026
BankUnited, Inc.	15,353	330,857
Banner Corp.	7,036	307,262
Bar Harbor Bankshares	3,318	81,756
BayCom Corp.	3,340	55,711
Berkshire Hills Bancorp, Inc.	9,063	187,876
Blue Foundry Bancorp (A)	6,807	68,819
Bridgewater Bancshares, Inc. (A)	5,531	54,480
Brookline Bancorp, Inc.	18,325	160,161
Burke & Herbert Financial Services Corp.	1,310	84,102
Business First Bancshares, Inc.	5,574	84,000
Byline Bancorp, Inc.	5,302	95,913
C&F Financial Corp.	863	46,343
Cadence Bank	37,610	738,660
Cambridge Bancorp	1,742	94,608
Camden National Corp.	3,090	95,697
Capital City Bank Group, Inc.	2,787	85,394
Capitol Federal Financial, Inc.	26,709	164,795
Capstar Financial Holdings, Inc.	5,253	64,454
Carter Bankshares, Inc. (A)	5,610	82,972
Cathay General Bancorp	14,095	453,718
Central Pacific Financial Corp.	5,753	90,380
Central Valley Community Bancorp	2,643	40,834
Citizens & Northern Corp.	3,688	71,178
Citizens Financial Services, Inc. (B)	1,016	75,662
City Holding Company	2,937	264,301

The accompanying notes are an integral part of the financial statements.	111

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Civista Bancshares, Inc.	3,755	$65,337
CNB Financial Corp.	4,956	87,473
Coastal Financial Corp. (A)	2,518	94,803
Columbia Financial, Inc. (A)	6,257	108,184
Community Bank System, Inc.	10,837	508,039
Community Trust Bancorp, Inc.	2,889	102,762
ConnectOne Bancorp, Inc.	8,057	133,666
CrossFirst Bankshares, Inc. (A)	10,320	103,200
Customers Bancorp, Inc. (A)	5,973	180,743
CVB Financial Corp.	27,908	370,618
Dime Community Bancshares, Inc.	7,428	130,956
Eagle Bancorp, Inc.	6,587	139,381
Eastern Bankshares, Inc.	32,295	396,260
Enterprise Financial Services Corp.	7,270	284,257
Equity Bancshares, Inc., Class A	3,485	79,388
Esquire Financial Holdings, Inc.	1,614	73,824
ESSA Bancorp, Inc.	2,589	38,706
Farmers & Merchants Bancorp, Inc. (B)	2,777	62,510
Farmers National Banc Corp.	8,210	101,558
FB Financial Corp.	7,365	206,588
Fidelity D&D Bancorp, Inc.	1,251	60,786
Financial Institutions, Inc.	4,011	63,133
First Bancorp (North Carolina)	8,173	243,147
First Bancorp (Puerto Rico)	36,452	445,443
First Busey Corp.	10,579	212,638
First Business Financial Services, Inc.	1,871	55,176
First Commonwealth Financial Corp.	20,422	258,338
First Community Bankshares, Inc.	3,825	113,717
First Financial Bancorp	19,098	390,363
First Financial Bankshares, Inc.	27,001	769,258
First Financial Corp.	2,529	82,117
First Foundation, Inc.	12,116	48,101
First Interstate BancSystem, Inc., Class A	16,988	404,994
First Merchants Corp.	12,188	344,067
First Mid Bancshares, Inc.	4,129	99,674
Five Star Bancorp	3,062	68,497
Flushing Financial Corp.	6,359	78,152
FS Bancorp, Inc.	1,626	48,894
Fulton Financial Corp.	33,241	396,233
German American Bancorp, Inc.	5,760	156,557
Glacier Bancorp, Inc.	23,033	717,939
Great Southern Bancorp, Inc.	1,772	89,894
Greene County Bancorp, Inc.	1,693	50,451
Guaranty Bancshares, Inc.	2,208	59,793
Hancock Whitney Corp.	17,813	683,663
Hanmi Financial Corp.	6,599	98,523
HarborOne Bancorp, Inc.	9,827	85,298
HBT Financial, Inc.	2,750	50,710
Heartland Financial USA, Inc.	8,812	245,590
Heritage Commerce Corp.	13,505	111,821
Heritage Financial Corp.	7,443	120,353
Hilltop Holdings, Inc.	9,402	295,787
Home Bancorp, Inc.	1,812	60,177
Home BancShares, Inc.	38,872	886,282
HomeTrust Bancshares, Inc.	3,630	75,831
Hope Bancorp, Inc.	23,266	195,900
Horizon Bancorp, Inc.	9,621	100,155
Independent Bank Corp. (Massachusetts)	9,173	408,290
Independent Bank Corp. (Michigan)	4,588	77,812
Independent Bank Group, Inc.	7,607	262,670
International Bancshares Corp.	10,852	479,658
John Marshall Bancorp, Inc.	2,602	52,274
Kearny Financial Corp.	12,815	90,346
Lakeland Bancorp, Inc.	12,705	170,120
Lakeland Financial Corp.	5,176	251,140
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
LCNB Corp.	3,249	$47,955
Live Oak Bancshares, Inc.	7,274	191,379
Macatawa Bank Corp.	6,888	63,921
MainStreet Bancshares, Inc.	2,115	47,926
Mercantile Bank Corp.	3,327	91,892
Metrocity Bankshares, Inc.	4,049	72,437
Metropolitan Bank Holding Corp. (A)	2,338	81,199
Mid Penn Bancorp, Inc.	3,284	72,511
Middlefield Banc Corp.	2,181	58,451
Midland States Bancorp, Inc.	4,489	89,376
MidWestOne Financial Group, Inc.	3,503	74,859
MVB Financial Corp.	2,850	60,078
National Bank Holdings Corp., Class A	7,379	214,286
National Bankshares, Inc.	1,629	47,551
NBT Bancorp, Inc.	8,537	271,903
Nicolet Bankshares, Inc.	2,624	178,196
Northeast Bank	1,783	74,298
Northeast Community Bancorp, Inc. (B)	3,141	46,738
Northfield Bancorp, Inc.	9,110	100,028
Northrim BanCorp, Inc.	1,373	54,000
Northwest Bancshares, Inc.	25,301	268,191
Norwood Financial Corp. (B)	1,936	57,170
Oak Valley Bancorp	1,690	42,571
OceanFirst Financial Corp.	12,070	188,533
OFG Bancorp	9,260	241,501
Old National Bancorp	59,425	828,385
Old Second Bancorp, Inc.	9,439	123,273
Orange County Bancorp, Inc.	1,455	53,835
Origin Bancorp, Inc.	6,015	176,240
Orrstown Financial Services, Inc.	2,757	52,797
Pacific Premier Bancorp, Inc.	19,710	407,603
PacWest Bancorp	25,433	207,279
Park National Corp.	2,879	294,579
Parke Bancorp, Inc.	2,673	45,414
Pathward Financial, Inc.	5,741	266,153
PCB Bancorp	3,188	46,895
Peapack-Gladstone Financial Corp.	3,883	105,152
Penns Woods Bancorp, Inc.	1,834	45,905
Peoples Bancorp, Inc.	6,684	177,460
Peoples Financial Services Corp.	1,622	71,027
Plumas Bancorp	1,364	48,681
Ponce Financial Group, Inc. (A)	6,172	53,635
Preferred Bank	2,728	150,013
Premier Financial Corp.	7,787	124,748
Primis Financial Corp.	6,220	52,372
Princeton Bancorp, Inc.	1,478	40,379
Provident Financial Services, Inc.	14,730	240,688
QCR Holdings, Inc.	3,453	141,677
RBB Bancorp	4,308	51,438
Renasant Corp.	11,284	294,851
Republic Bancorp, Inc., Class A	1,763	74,928
S&T Bancorp, Inc.	7,659	208,248
Sandy Spring Bancorp, Inc.	9,099	206,365
Seacoast Banking Corp. of Florida	17,660	390,286
ServisFirst Bancshares, Inc.	10,635	435,184
Shore Bancshares, Inc.	5,078	58,702
Sierra Bancorp	3,714	63,027
Simmons First National Corp., Class A	25,667	442,756
SmartFinancial, Inc.	3,659	78,705
South Plains Financial, Inc.	2,814	63,343
Southern First Bancshares, Inc. (A)	2,105	52,099
Southern Missouri Bancorp, Inc.	1,998	76,823
Southern States Bancshares, Inc.	1,910	40,301
Southside Bancshares, Inc.	5,935	155,260
SouthState Corp.	15,585	1,025,493

The accompanying notes are an integral part of the financial statements.	112

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Stellar Bancorp, Inc.	10,057	$230,205
Stock Yards Bancorp, Inc.	5,702	258,700
Summit Financial Group, Inc.	2,779	57,414
Texas Capital Bancshares, Inc. (A)	9,863	507,945
The Bancorp, Inc. (A)	11,168	364,635
The Bank of NT Butterfield & Son, Ltd.	10,205	279,209
The Community Financial Corp.	1,549	41,962
The First Bancorp, Inc.	2,627	63,941
The First Bancshares, Inc.	6,276	162,172
The First of Long Island Corp.	5,428	65,245
The Hingham Institution for Savings (B)	331	70,563
Third Coast Bancshares, Inc. (A)	3,522	55,894
Timberland Bancorp, Inc.	2,047	52,362
Tompkins Financial Corp.	2,808	156,406
Towne Bank	14,408	334,842
TriCo Bancshares	6,399	212,447
Triumph Financial, Inc. (A)	4,661	283,016
Trustmark Corp.	12,621	266,556
UMB Financial Corp.	9,150	557,235
United Bankshares, Inc.	26,749	793,643
United Community Banks, Inc.	23,850	596,012
Univest Financial Corp.	6,184	111,807
Valley National Bancorp	89,603	694,423
Veritex Holdings, Inc.	11,016	197,517
Virginia National Bankshares Corp.	1,364	43,853
Washington Federal, Inc.	13,039	345,794
Washington Trust Bancorp, Inc.	3,770	101,074
WesBanco, Inc.	11,864	303,837
West BanCorp, Inc.	3,821	70,345
Westamerica BanCorp	5,209	199,505
WSFS Financial Corp.	12,595	475,083
		38,825,572
Capital markets – 1.4%
Artisan Partners Asset Management, Inc., Class A	12,697	499,119
AssetMark Financial Holdings, Inc. (A)	4,726	140,173
Avantax, Inc. (A)	8,394	187,858
B. Riley Financial, Inc.	3,924	180,426
BGC Partners, Inc., Class A	65,238	289,004
Brightsphere Investment Group, Inc.	6,791	142,271
Cohen & Steers, Inc.	5,416	314,074
Diamond Hill Investment Group, Inc.	643	110,146
Donnelley Financial Solutions, Inc. (A)	5,117	232,977
Ellington Financial, Inc.	12,938	178,544
Focus Financial Partners, Inc., Class A (A)	12,128	636,841
Forge Global Holdings, Inc. (A)	25,886	62,903
GCM Grosvenor, Inc., Class A	9,818	74,028
Hamilton Lane, Inc., Class A	7,598	607,688
Moelis & Company, Class A	13,819	626,553
Open Lending Corp. (A)	21,109	221,856
P10, Inc., Class A	9,410	106,333
Patria Investments, Ltd., Class A	11,481	164,178
Perella Weinberg Partners	9,854	82,084
Piper Sandler Companies	3,568	461,200
PJT Partners, Inc., Class A	4,960	345,414
Sculptor Capital Management, Inc.	6,093	53,801
Silvercrest Asset Management Group, Inc., Class A	2,621	53,075
StepStone Group, Inc., Class A	11,413	283,157
StoneX Group, Inc. (A)	3,710	308,227
Victory Capital Holdings, Inc., Class A	5,735	180,882
Virtus Investment Partners, Inc.	1,408	278,038
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
WisdomTree, Inc.	28,958	$198,652
		7,019,502
Consumer finance – 0.8%
Atlanticus Holdings Corp. (A)	1,091	45,833
Bread Financial Holdings, Inc.	10,466	328,528
Encore Capital Group, Inc. (A)	4,822	234,446
Enova International, Inc. (A)	6,260	332,531
FirstCash Holdings, Inc.	7,808	728,721
Green Dot Corp., Class A (A)	9,871	184,983
LendingClub Corp. (A)	22,543	219,794
LendingTree, Inc. (A)	2,547	56,314
Navient Corp.	18,662	346,740
Nelnet, Inc., Class A	2,904	280,178
NerdWallet, Inc., Class A (A)	7,553	71,074
PRA Group, Inc. (A)	8,297	189,586
PROG Holdings, Inc. (A)	9,644	309,765
Regional Management Corp.	1,948	59,414
Upstart Holdings, Inc. (A)(B)	15,008	537,436
World Acceptance Corp. (A)	810	108,548
		4,033,891
Financial services – 2.0%
Acacia Research Corp. (A)	9,910	41,226
Alerus Financial Corp.	4,297	77,260
A-Mark Precious Metals, Inc.	3,997	149,628
AvidXchange Holdings, Inc. (A)	31,150	323,337
Banco Latinoamericano de Comercio Exterior SA, Class E	5,779	127,485
Cannae Holdings, Inc. (A)	14,941	301,958
Cantaloupe, Inc. (A)	12,632	100,551
Cass Information Systems, Inc.	2,841	110,174
Compass Diversified Holdings	13,310	288,694
Enact Holdings, Inc.	6,042	151,835
Essent Group, Ltd.	21,740	1,017,432
EVERTEC, Inc.	13,419	494,222
Federal Agricultural Mortgage Corp., Class C	1,851	266,063
Flywire Corp. (A)	19,933	618,720
i3 Verticals, Inc., Class A (A)	4,882	111,603
International Money Express, Inc. (A)	6,531	160,205
Jackson Financial, Inc., Class A	16,520	505,677
Marqeta, Inc., Class A (A)	102,463	498,995
Merchants Bancorp	3,255	83,263
Mr. Cooper Group, Inc. (A)	13,746	696,097
NewtekOne, Inc. (B)	5,060	80,454
NMI Holdings, Inc., Class A (A)	17,089	441,238
Ocwen Financial Corp. (A)	1,635	49,001
PagSeguro Digital, Ltd., Class A (A)	41,153	388,484
Payoneer Global, Inc. (A)	55,499	266,950
Paysafe, Ltd. (A)	7,154	72,184
PennyMac Financial Services, Inc.	5,216	366,737
Radian Group, Inc.	32,208	814,218
Remitly Global, Inc. (A)	17,610	331,420
Repay Holdings Corp. (A)	17,757	139,037
StoneCo, Ltd., Class A (A)	60,258	767,687
TrustCo Bank Corp. NY	3,886	111,178
Walker & Dunlop, Inc.	6,621	523,655
Waterstone Financial, Inc.	4,725	68,465
		10,545,133
Insurance – 1.6%
Ambac Financial Group, Inc. (A)	9,022	128,473
American Equity Investment Life Holding Company	15,908	828,966
AMERISAFE, Inc.	3,946	210,401
Argo Group International Holdings, Ltd.	6,611	195,752

The accompanying notes are an integral part of the financial statements.	113

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
BRP Group, Inc., Class A (A)	12,458	$308,709
CNO Financial Group, Inc.	22,975	543,818
Donegal Group, Inc., Class A	3,924	56,623
eHealth, Inc. (A)	5,591	44,952
Employers Holdings, Inc.	5,408	202,313
Enstar Group, Ltd. (A)	2,431	593,747
F&G Annuities & Life, Inc.	3,937	97,559
Genworth Financial, Inc., Class A (A)	99,386	496,930
Goosehead Insurance, Inc., Class A (A)	4,501	283,068
Greenlight Capital Re, Ltd., Class A (A)	6,535	68,846
HCI Group, Inc. (B)	1,442	89,087
Hippo Holdings, Inc. (A)(B)	2,807	46,400
Horace Mann Educators Corp.	8,312	246,534
Investors Title Company	375	54,750
James River Group Holdings, Ltd.	8,071	147,376
Lemonade, Inc. (A)(B)	10,734	180,868
MBIA, Inc. (A)	10,762	92,984
Mercury General Corp.	5,744	173,871
National Western Life Group, Inc., Class A	474	196,975
Oscar Health, Inc., Class A (A)	32,410	261,225
Palomar Holdings, Inc. (A)	5,115	296,875
ProAssurance Corp.	11,658	175,919
Safety Insurance Group, Inc.	2,947	211,359
Selective Insurance Group, Inc.	12,395	1,189,300
SelectQuote, Inc. (A)	30,486	59,448
SiriusPoint, Ltd. (A)	19,084	172,329
Skyward Specialty Insurance Group, Inc. (A)	2,325	59,055
Stewart Information Services Corp.	5,479	225,406
Tiptree, Inc.	5,642	84,686
Trupanion, Inc. (A)(B)	8,483	166,945
United Fire Group, Inc.	4,686	106,185
Universal Insurance Holdings, Inc.	5,596	86,346
		8,384,080
Mortgage real estate investment trusts – 1.1%
AFC Gamma, Inc.	4,173	51,954
Apollo Commercial Real Estate Finance, Inc.	28,259	319,892
Arbor Realty Trust, Inc.	36,885	546,636
Ares Commercial Real Estate Corp.	10,459	106,159
ARMOUR Residential REIT, Inc.	40,056	213,498
Blackstone Mortgage Trust, Inc., Class A	34,820	724,604
BrightSpire Capital, Inc.	26,993	181,663
Chicago Atlantic Real Estate Finance, Inc.	3,908	59,206
Chimera Investment Corp.	47,223	272,477
Claros Mortgage Trust, Inc.	18,982	215,256
Dynex Capital, Inc.	10,947	137,823
Franklin BSP Realty Trust, Inc.	16,726	236,840
Granite Point Mortgage Trust, Inc.	11,808	62,582
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	21,455	536,375
Invesco Mortgage Capital, Inc.	9,041	103,700
KKR Real Estate Finance Trust, Inc.	11,811	143,740
Ladder Capital Corp.	22,653	245,785
MFA Financial, Inc.	20,848	234,332
New York Mortgage Trust, Inc.	19,143	189,899
Orchid Island Capital, Inc.	8,529	88,275
PennyMac Mortgage Investment Trust	17,833	240,389
Ready Capital Corp.	32,308	364,434
Redwood Trust, Inc.	23,338	148,663
TPG RE Finance Trust, Inc.	15,243	112,951
Two Harbors Investment Corp.	19,867	275,754
		5,812,887
		74,621,065
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 16.2%
Biotechnology – 7.2%
2seventy bio, Inc. (A)	10,848	$109,782
4D Molecular Therapeutics, Inc. (A)	6,782	122,551
89bio, Inc. (A)	12,862	243,735
ACADIA Pharmaceuticals, Inc. (A)	25,076	600,570
Achillion Pharmaceuticals, Inc. (A)(C)	38,157	57,979
Actinium Pharmaceuticals, Inc. (A)	6,170	45,781
ADMA Biologics, Inc. (A)	44,639	164,718
Aduro Biotech, Inc. (A)(C)	4,010	9,814
Agenus, Inc. (A)	74,302	118,883
Agios Pharmaceuticals, Inc. (A)	11,712	331,684
Akero Therapeutics, Inc. (A)	9,292	433,843
Albireo Pharma, Inc. (A)(C)	3,774	8,114
Aldeyra Therapeutics, Inc. (A)	10,000	83,900
Alector, Inc. (A)	13,917	83,641
Alkermes PLC (A)	34,348	1,075,092
Allakos, Inc. (A)	14,792	64,493
Allogene Therapeutics, Inc. (A)(B)	18,056	89,738
Alpine Immune Sciences, Inc. (A)(B)	7,148	73,481
Altimmune, Inc. (A)	11,069	39,074
Amicus Therapeutics, Inc. (A)	58,079	729,472
AnaptysBio, Inc. (A)	4,055	82,479
Anavex Life Sciences Corp. (A)	14,971	121,714
Anika Therapeutics, Inc. (A)	3,300	85,734
Annexon, Inc. (A)	10,670	37,558
Arbutus Biopharma Corp. (A)(B)	28,399	65,318
Arcellx, Inc. (A)	7,851	248,249
Arcturus Therapeutics Holdings, Inc. (A)	5,038	144,490
Arcus Biosciences, Inc. (A)	11,062	224,669
Arcutis Biotherapeutics, Inc. (A)	11,134	106,107
Ardelyx, Inc. (A)	44,759	151,733
Arrowhead Pharmaceuticals, Inc. (A)	21,212	756,420
Astria Therapeutics, Inc. (A)	5,726	47,698
Atara Biotherapeutics, Inc. (A)	23,063	37,131
Aura Biosciences, Inc. (A)	6,210	76,694
Aurinia Pharmaceuticals, Inc. (A)	28,501	275,890
Avid Bioservices, Inc. (A)	13,142	183,594
Avidity Biosciences, Inc. (A)	14,848	164,664
Avita Medical, Inc. (A)	5,480	93,215
Beam Therapeutics, Inc. (A)	14,233	454,460
BioAtla, Inc. (A)	10,385	31,155
BioCryst Pharmaceuticals, Inc. (A)	39,638	279,052
Biohaven, Ltd. (A)	12,188	291,537
Biomea Fusion, Inc. (A)	4,134	90,741
Bioxcel Therapeutics, Inc. (A)(B)	4,123	27,459
Bluebird Bio, Inc. (A)	23,449	77,147
Blueprint Medicines Corp. (A)	12,616	797,331
Bridgebio Pharma, Inc. (A)	23,826	409,807
Cabaletta Bio, Inc. (A)	5,542	71,547
CareDx, Inc. (A)	11,372	96,662
Caribou Biosciences, Inc. (A)	13,305	56,546
Carisma Therapeutics, Inc.	6,163	54,050
Catalyst Pharmaceuticals, Inc. (A)	20,298	272,805
Celcuity, Inc. (A)	3,995	43,865
Celldex Therapeutics, Inc. (A)	9,675	328,273
Cerevel Therapeutics Holdings, Inc. (A)	12,836	408,056
Chinook Therapeutics, Inc. (A)	12,035	462,385
Cogent Biosciences, Inc. (A)	14,579	172,615
Coherus Biosciences, Inc. (A)	17,273	73,756
Compass Therapeutics, Inc. (A)	20,318	64,611
Crinetics Pharmaceuticals, Inc. (A)	11,285	203,356
Cullinan Oncology, Inc. (A)	5,626	60,536
Cytokinetics, Inc. (A)	19,297	629,468
Day One Biopharmaceuticals, Inc. (A)	10,378	123,913
Deciphera Pharmaceuticals, Inc. (A)	11,064	155,781

The accompanying notes are an integral part of the financial statements.	114

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Denali Therapeutics, Inc. (A)	24,519	$723,556
Design Therapeutics, Inc. (A)(B)	8,072	50,854
Disc Medicine, Inc. (A)(B)	1,650	73,260
Dynavax Technologies Corp. (A)	26,915	347,742
Dyne Therapeutics, Inc. (A)	9,127	102,679
Eagle Pharmaceuticals, Inc. (A)	2,442	47,472
Editas Medicine, Inc. (A)	15,089	124,182
Emergent BioSolutions, Inc. (A)	11,291	82,989
Enanta Pharmaceuticals, Inc. (A)	4,449	95,209
Entrada Therapeutics, Inc. (A)	4,747	71,870
EQRx, Inc. (A)	68,891	128,137
Erasca, Inc. (A)	19,311	53,298
Fate Therapeutics, Inc. (A)	18,554	88,317
Fennec Pharmaceuticals, Inc. (A)	4,711	41,598
FibroGen, Inc. (A)	18,972	51,224
Foghorn Therapeutics, Inc. (A)	4,953	34,869
Generation Bio Company (A)	10,224	56,232
Geron Corp. (A)	103,630	332,652
Gritstone bio, Inc. (A)	19,793	38,596
Halozyme Therapeutics, Inc. (A)	27,616	996,109
HilleVax, Inc. (A)	4,684	80,518
Humacyte, Inc. (A)	15,084	43,140
Icosavax, Inc. (A)	6,029	59,868
Ideaya Biosciences, Inc. (A)	11,317	265,950
Immuneering Corp., Class A (A)	4,520	45,833
ImmunityBio, Inc. (A)(B)	24,019	66,773
ImmunoGen, Inc. (A)	50,291	948,991
Immunovant, Inc. (A)	11,295	214,266
Inhibrx, Inc. (A)	7,250	188,210
Inozyme Pharma, Inc. (A)	7,614	42,410
Insmed, Inc. (A)	27,418	578,520
Intellia Therapeutics, Inc. (A)	18,326	747,334
Intercept Pharmaceuticals, Inc. (A)	5,348	59,149
Iovance Biotherapeutics, Inc. (A)	43,376	305,367
Ironwood Pharmaceuticals, Inc. (A)	28,595	304,251
iTeos Therapeutics, Inc. (A)	5,452	72,184
IVERIC bio, Inc. (A)	28,556	1,123,393
Janux Therapeutics, Inc. (A)(B)	3,989	47,349
KalVista Pharmaceuticals, Inc. (A)	5,717	51,453
Karyopharm Therapeutics, Inc. (A)	25,774	46,135
Keros Therapeutics, Inc. (A)	4,721	189,690
Kezar Life Sciences, Inc. (A)	17,702	43,370
Kiniksa Pharmaceuticals, Ltd., Class A (A)	6,876	96,814
Kodiak Sciences, Inc. (A)	7,982	55,076
Krystal Biotech, Inc. (A)	4,482	526,187
Kura Oncology, Inc. (A)	13,834	146,364
Kymera Therapeutics, Inc. (A)	7,969	183,207
Lexicon Pharmaceuticals, Inc. (A)	21,315	48,811
Lineage Cell Therapeutics, Inc. (A)	32,559	45,908
Lyell Immunopharma, Inc. (A)(B)	36,975	117,581
MacroGenics, Inc. (A)	13,923	74,488
Madrigal Pharmaceuticals, Inc. (A)	2,810	649,110
MannKind Corp. (A)	54,004	219,796
MeiraGTx Holdings PLC (A)	7,764	52,174
Mersana Therapeutics, Inc. (A)	22,020	72,446
MiMedx Group, Inc. (A)	24,011	158,713
Mineralys Therapeutics, Inc. (A)	3,206	54,662
Mirum Pharmaceuticals, Inc. (A)	5,628	145,596
Monte Rosa Therapeutics, Inc. (A)	7,194	49,279
Morphic Holding, Inc. (A)	6,318	362,211
Myriad Genetics, Inc. (A)	16,784	389,053
Novavax, Inc. (A)(B)	18,509	137,522
Nurix Therapeutics, Inc. (A)	10,348	103,377
Nuvalent, Inc., Class A (A)	5,019	211,651
Olema Pharmaceuticals, Inc. (A)	6,264	56,564
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Omega Therapeutics, Inc. (A)	5,661	$31,702
Organogenesis Holdings, Inc. (A)	16,693	55,421
ORIC Pharmaceuticals, Inc. (A)	8,746	67,869
Outlook Therapeutics, Inc. (A)(B)	35,689	62,099
Ovid therapeutics, Inc. (A)	13,880	45,526
PDL BioPharma, Inc. (A)(C)	28,581	9,432
PDS Biotechnology Corp. (A)	6,461	32,499
PMV Pharmaceuticals, Inc. (A)	9,076	56,816
Point Biopharma Global, Inc. (A)	19,100	173,046
Poseida Therapeutics, Inc. (A)	16,114	28,361
Prime Medicine, Inc. (A)	8,376	122,708
ProKidney Corp. (A)	13,073	146,287
Protagonist Therapeutics, Inc. (A)	11,266	311,167
Prothena Corp. PLC (A)	8,591	586,593
PTC Therapeutics, Inc. (A)	14,679	596,995
Radius Health, Inc. (A)(C)	9,985	799
Rallybio Corp. (A)	7,029	39,784
RAPT Therapeutics, Inc. (A)	6,236	116,613
Recursion Pharmaceuticals, Inc., Class A (A)	28,673	214,187
REGENXBIO, Inc. (A)	8,729	174,493
Relay Therapeutics, Inc. (A)	18,995	238,577
Replimune Group, Inc. (A)	8,597	199,622
REVOLUTION Medicines, Inc. (A)	21,095	564,291
Rhythm Pharmaceuticals, Inc. (A)	10,762	177,465
Rigel Pharmaceuticals, Inc. (A)	38,466	49,621
Rocket Pharmaceuticals, Inc. (A)	11,732	233,115
Sage Therapeutics, Inc. (A)	10,992	516,844
Sana Biotechnology, Inc. (A)(B)	20,207	120,434
Sangamo Therapeutics, Inc. (A)	35,760	46,488
Savara, Inc. (A)	17,523	55,986
Scholar Rock Holding Corp. (A)	6,452	48,648
Seres Therapeutics, Inc. (A)	21,218	101,634
SpringWorks Therapeutics, Inc. (A)	12,215	320,277
Stoke Therapeutics, Inc. (A)	6,129	65,151
Summit Therapeutics, Inc. (A)	24,921	62,552
Sutro Biopharma, Inc. (A)	13,918	64,719
Syndax Pharmaceuticals, Inc. (A)	13,814	289,127
Synergy Pharmaceuticals, Inc. (A)(C)	80,513	233
Tenaya Therapeutics, Inc. (A)	10,185	59,786
TG Therapeutics, Inc. (A)	28,436	706,350
Travere Therapeutics, Inc. (A)	15,271	234,563
Twist Bioscience Corp. (A)	12,036	246,257
Tyra Biosciences, Inc. (A)	3,238	55,143
UroGen Pharma, Ltd. (A)	4,591	47,517
Vanda Pharmaceuticals, Inc. (A)	12,383	81,604
Vaxcyte, Inc. (A)	19,037	950,708
Vera Therapeutics, Inc. (A)	7,295	117,085
Veracyte, Inc. (A)	15,175	386,507
Vericel Corp. (A)	9,950	373,822
Verve Therapeutics, Inc. (A)	10,749	201,544
Viking Therapeutics, Inc. (A)	19,907	322,692
Vir Biotechnology, Inc. (A)	17,358	425,792
Viridian Therapeutics, Inc. (A)	8,819	209,804
Vor BioPharma, Inc. (A)	9,109	28,147
Voyager Therapeutics, Inc. (A)	6,848	78,410
X4 Pharmaceuticals, Inc. (A)	27,872	54,072
Xencor, Inc. (A)	12,149	303,361
XOMA Corp. (A)	2,111	39,877
Y-mAbs Therapeutics, Inc. (A)	8,226	55,855
Zentalis Pharmaceuticals, Inc. (A)	10,304	290,676
Zymeworks, Inc. (A)	11,532	99,636
		37,544,594
Health care equipment and supplies – 3.4%
Accuray, Inc. (A)	20,909	80,918

The accompanying notes are an integral part of the financial statements.	115

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Alphatec Holdings, Inc. (A)	16,031	$288,237
AngioDynamics, Inc. (A)	8,324	86,819
Artivion, Inc. (A)	8,508	146,253
AtriCure, Inc. (A)	9,672	477,410
Atrion Corp.	287	162,356
Avanos Medical, Inc. (A)	9,573	244,686
Axogen, Inc. (A)	9,326	85,146
Axonics, Inc. (A)	10,194	514,491
Butterfly Network, Inc. (A)(B)	31,271	71,923
Cerus Corp. (A)	39,654	97,549
ClearPoint Neuro, Inc. (A)	5,627	40,739
CONMED Corp.	6,324	859,368
Cutera, Inc. (A)(B)	3,789	57,328
Embecta Corp.	11,828	255,485
Figs, Inc., Class A (A)	26,784	221,504
Glaukos Corp. (A)	9,706	691,164
Haemonetics Corp. (A)	10,319	878,560
Inari Medical, Inc. (A)	10,746	624,772
Inmode, Ltd. (A)	16,016	598,198
Inogen, Inc. (A)	5,434	62,763
Integer Holdings Corp. (A)	6,839	606,004
iRadimed Corp.	1,590	75,907
iRhythm Technologies, Inc. (A)	6,364	663,892
Lantheus Holdings, Inc. (A)	14,062	1,180,083
LeMaitre Vascular, Inc.	4,085	274,839
LivaNova PLC (A)	11,251	578,639
Merit Medical Systems, Inc. (A)	11,727	980,846
Nano-X Imaging, Ltd. (A)(B)	9,578	148,363
Neogen Corp. (A)	45,207	983,252
Nevro Corp. (A)	7,422	188,667
NuVasive, Inc. (A)	10,960	455,826
Omnicell, Inc. (A)	9,328	687,194
OraSure Technologies, Inc. (A)	16,454	82,435
Orthofix Medical, Inc. (A)	7,524	135,883
OrthoPediatrics Corp. (A)	3,341	146,503
Outset Medical, Inc. (A)	10,364	226,661
Paragon 28, Inc. (A)	9,182	162,889
PROCEPT BioRobotics Corp. (A)	7,569	267,564
Pulmonx Corp. (A)	7,865	103,110
RxSight, Inc. (A)	5,729	164,995
Sanara Medtech, Inc. (A)	930	37,293
SI-BONE, Inc. (A)	7,278	196,360
Sight Sciences, Inc. (A)	5,438	45,027
Silk Road Medical, Inc. (A)	8,048	261,480
STAAR Surgical Company (A)	10,079	529,853
Surmodics, Inc. (A)	3,110	97,374
Tactile Systems Technology, Inc. (A)	4,939	123,129
Tela Bio, Inc. (A)	3,965	40,165
TransMedics Group, Inc. (A)	6,579	552,504
Treace Medical Concepts, Inc. (A)	9,386	240,094
UFP Technologies, Inc. (A)	1,462	283,409
Utah Medical Products, Inc.	740	68,968
Varex Imaging Corp. (A)	8,171	192,590
Zimvie, Inc. (A)	5,737	64,427
Zynex, Inc. (A)(B)	4,657	44,661
		17,436,555
Health care providers and services – 2.7%
23andMe Holding Company, Class A (A)	57,787	101,127
Accolade, Inc. (A)	13,967	188,135
AdaptHealth Corp. (A)	15,448	188,002
Addus HomeCare Corp. (A)	3,228	299,236
Agiliti, Inc. (A)	6,277	103,571
Alignment Healthcare, Inc. (A)	18,588	106,881
AMN Healthcare Services, Inc. (A)	8,332	909,188
Apollo Medical Holdings, Inc. (A)	8,947	282,725
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Brookdale Senior Living, Inc. (A)	36,066	$152,199
Cano Health, Inc. (A)(B)	51,464	71,535
CareMax, Inc. (A)	17,557	54,602
Castle Biosciences, Inc. (A)	5,554	76,201
Community Health Systems, Inc. (A)	26,765	117,766
CorVel Corp. (A)	1,797	347,720
Cross Country Healthcare, Inc. (A)	7,115	199,789
DocGo, Inc. (A)	16,361	153,303
Enhabit, Inc. (A)	10,661	122,602
Fulgent Genetics, Inc. (A)	4,290	158,859
Guardant Health, Inc. (A)	23,053	825,297
HealthEquity, Inc. (A)	17,411	1,099,331
Hims & Hers Health, Inc. (A)	25,751	242,059
InfuSystem Holdings, Inc. (A)	4,446	42,815
Invitae Corp. (A)(B)	57,713	65,216
LifeStance Health Group, Inc. (A)	22,222	202,887
ModivCare, Inc. (A)	2,728	123,333
National HealthCare Corp.	2,483	153,499
National Research Corp.	3,022	131,487
NeoGenomics, Inc. (A)	26,463	425,260
OPKO Health, Inc. (A)	86,860	188,486
Option Care Health, Inc. (A)	35,210	1,143,973
Owens & Minor, Inc. (A)	15,589	296,815
P3 Health Partners, Inc. (A)	9,337	27,918
Patterson Companies, Inc.	18,093	601,773
Pediatrix Medical Group, Inc. (A)	17,463	248,149
PetIQ, Inc. (A)	6,016	91,263
Privia Health Group, Inc. (A)	14,082	367,681
Progyny, Inc. (A)	16,300	641,242
Quipt Home Medical Corp. (A)	9,436	50,388
RadNet, Inc. (A)	10,177	331,974
Select Medical Holdings Corp.	21,379	681,135
Surgery Partners, Inc. (A)	14,014	630,490
The Ensign Group, Inc.	11,218	1,070,870
The Joint Corp. (A)	3,588	48,438
The Pennant Group, Inc. (A)	6,435	79,022
US Physical Therapy, Inc.	2,681	325,447
Viemed Healthcare, Inc. (A)	7,642	74,739
		13,844,428
Health care technology – 0.6%
American Well Corp., Class A (A)	52,950	111,195
Computer Programs and Systems, Inc. (A)	3,141	77,551
Definitive Healthcare Corp. (A)	9,782	107,602
Evolent Health, Inc., Class A (A)	22,797	690,749
Health Catalyst, Inc. (A)	11,974	149,675
HealthStream, Inc.	5,066	124,421
MultiPlan Corp. (A)(B)	79,993	168,785
NextGen Healthcare, Inc. (A)	11,255	182,556
OptimizeRx Corp. (A)	3,973	56,774
Phreesia, Inc. (A)	10,623	329,419
Schrodinger, Inc. (A)	11,361	567,141
Sharecare, Inc. (A)	66,380	116,165
Simulations Plus, Inc.	3,347	145,026
Veradigm, Inc. (A)	22,427	282,580
		3,109,639
Life sciences tools and services – 0.4%
Adaptive Biotechnologies Corp. (A)	24,284	162,946
BioLife Solutions, Inc. (A)	7,377	163,032
Codexis, Inc. (A)	17,084	47,835
CryoPort, Inc. (A)	9,189	158,510
Cytek Biosciences, Inc. (A)	25,464	217,463
Harvard Bioscience, Inc. (A)	8,949	49,130
MaxCyte, Inc. (A)	19,370	88,908
Mesa Laboratories, Inc.	1,096	140,836
NanoString Technologies, Inc. (A)	11,487	46,522

The accompanying notes are an integral part of the financial statements.	116

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
OmniAb, Inc. (A)	20,475	$102,989
OmniAb, Inc., $12.50 Earnout Shares (A)(C)	1,176	0
OmniAb, Inc., $15.00 Earnout Shares (A)(C)	1,176	0
Pacific Biosciences of California, Inc. (A)	52,247	694,885
Quanterix Corp. (A)	7,457	168,155
Quantum-Si, Inc. (A)	26,425	47,301
Seer, Inc. (A)	14,157	60,450
SomaLogic, Inc. (A)	34,769	80,316
		2,229,278
Pharmaceuticals – 1.9%
Aclaris Therapeutics, Inc. (A)	14,788	153,352
Amneal Pharmaceuticals, Inc. (A)	26,698	82,764
Amphastar Pharmaceuticals, Inc. (A)	7,906	454,358
Amylyx Pharmaceuticals, Inc. (A)	10,635	229,397
ANI Pharmaceuticals, Inc. (A)	2,754	148,248
Arvinas, Inc. (A)	10,367	257,309
Assertio Holdings, Inc. (A)	11,942	64,726
Atea Pharmaceuticals, Inc. (A)	17,550	65,637
Axsome Therapeutics, Inc. (A)(B)	6,817	489,870
Cara Therapeutics, Inc. (A)	11,861	33,567
Cassava Sciences, Inc. (A)(B)	8,295	203,393
CinCor Pharma, Inc. (A)(C)	5,189	15,878
Collegium Pharmaceutical, Inc. (A)	7,284	156,533
Corcept Therapeutics, Inc. (A)	16,688	371,308
CorMedix, Inc. (A)	10,474	41,529
CymaBay Therapeutics, Inc. (A)	20,578	225,329
DICE Therapeutics, Inc. (A)	8,064	374,653
Edgewise Therapeutics, Inc. (A)	9,416	72,974
Enliven Therapeutics, Inc. (A)	5,028	102,621
Evolus, Inc. (A)	9,227	67,080
EyePoint Pharmaceuticals, Inc. (A)(B)	6,459	56,193
Harmony Biosciences Holdings, Inc. (A)	6,902	242,881
Harrow Health, Inc. (A)	5,515	105,006
Innoviva, Inc. (A)	12,829	163,313
Intra-Cellular Therapies, Inc. (A)	19,410	1,229,041
Ligand Pharmaceuticals, Inc. (A)	3,472	250,331
Liquidia Corp. (A)	10,444	81,985
Marinus Pharmaceuticals, Inc. (A)	10,781	117,082
Nuvation Bio, Inc. (A)	36,610	65,898
Ocular Therapeutix, Inc. (A)	17,063	88,045
Omeros Corp. (A)	13,375	72,760
Pacira BioSciences, Inc. (A)	9,479	379,824
Phathom Pharmaceuticals, Inc. (A)(B)	5,439	77,886
Phibro Animal Health Corp., Class A	4,931	67,555
Pliant Therapeutics, Inc. (A)	11,791	213,653
Prestige Consumer Healthcare, Inc. (A)	10,230	607,969
Reata Pharmaceuticals, Inc., Class A (A)	5,925	604,113
Revance Therapeutics, Inc. (A)	17,297	437,787
Scilex Holding Company (A)	11,186	62,306
scPharmaceuticals, Inc. (A)	6,543	66,673
SIGA Technologies, Inc.	10,137	51,192
Supernus Pharmaceuticals, Inc. (A)	10,296	309,498
Taro Pharmaceutical Industries, Ltd. (A)	1,759	66,719
Tarsus Pharmaceuticals, Inc. (A)	5,231	94,524
Terns Pharmaceuticals, Inc. (A)	9,106	79,678
Theravance Biopharma, Inc. (A)(B)	13,294	137,593
Theseus Pharmaceuticals, Inc. (A)	4,575	42,685
Ventyx Biosciences, Inc. (A)	9,702	318,226
WaVe Life Sciences, Ltd. (A)	13,563	49,369
Xeris Biopharma Holdings, Inc. (A)	29,385	76,989
Zevra Therapeutics, Inc. (A)	8,704	44,390
		9,871,690
		84,036,184
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials – 16.7%
Aerospace and defense – 1.0%
AAR Corp. (A)	7,069	$408,305
Aerojet Rocketdyne Holdings, Inc. (A)	16,152	886,260
AeroVironment, Inc. (A)	5,186	530,424
AerSale Corp. (A)	5,421	79,689
Archer Aviation, Inc., Class A (A)	32,873	135,437
Astronics Corp. (A)	5,579	110,799
Cadre Holdings, Inc.	4,130	90,034
Ducommun, Inc. (A)	2,342	102,041
Eve Holding, Inc. (A)(B)	4,018	42,109
Kaman Corp.	5,948	144,715
Kratos Defense & Security Solutions, Inc. (A)	26,173	375,321
Leonardo DRS, Inc. (A)(B)	10,505	182,157
Moog, Inc., Class A	5,803	629,219
National Presto Industries, Inc.	1,060	77,592
Park Aerospace Corp.	4,551	62,804
Parsons Corp. (A)	8,395	404,135
Rocket Lab USA, Inc. (A)	58,371	350,226
Triumph Group, Inc. (A)	13,459	166,488
V2X, Inc. (A)	2,423	120,084
Virgin Galactic Holdings, Inc. (A)	52,817	204,930
		5,102,769
Air freight and logistics – 0.3%
Air Transport Services Group, Inc. (A)	11,800	222,666
Forward Air Corp.	5,390	571,933
Hub Group, Inc., Class A (A)	6,735	540,955
Radiant Logistics, Inc. (A)	8,887	59,721
		1,395,275
Building products – 1.7%
AAON, Inc.	9,343	885,810
American Woodmark Corp. (A)	3,554	271,419
Apogee Enterprises, Inc.	4,631	219,834
AZZ, Inc.	5,131	222,993
CSW Industrials, Inc.	3,176	527,819
Gibraltar Industries, Inc. (A)	6,449	405,771
Griffon Corp.	9,118	367,455
Insteel Industries, Inc.	3,991	124,200
Janus International Group, Inc. (A)	17,829	190,057
JELD-WEN Holding, Inc. (A)	17,885	313,703
Masonite International Corp. (A)	4,592	470,404
Masterbrand, Inc. (A)	27,061	314,719
PGT Innovations, Inc. (A)	12,015	350,237
Quanex Building Products Corp.	6,999	187,923
Resideo Technologies, Inc. (A)	30,362	536,193
Simpson Manufacturing Company, Inc.	8,849	1,225,587
UFP Industries, Inc.	12,390	1,202,450
Zurn Elkay Water Solutions Corp.	30,525	820,817
		8,637,391
Commercial services and supplies – 1.5%
ABM Industries, Inc.	13,580	579,187
ACCO Brands Corp.	19,840	103,366
ACV Auctions, Inc., Class A (A)	26,480	457,310
Aris Water Solutions, Inc., Class A	6,955	71,776
Aurora Innovation, Inc. (A)	65,438	192,388
BrightView Holdings, Inc. (A)	9,396	67,463
Casella Waste Systems, Inc., Class A (A)	11,489	1,039,180
CECO Environmental Corp. (A)	6,628	88,550
Cimpress PLC (A)	3,744	222,693
CoreCivic, Inc. (A)	23,565	221,747
Deluxe Corp.	9,002	157,355
Ennis, Inc.	5,413	110,317
Enviri Corp. (A)	17,248	170,238
Healthcare Services Group, Inc.	15,795	235,819

The accompanying notes are an integral part of the financial statements.	117

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Heritage-Crystal Clean, Inc. (A)	3,409	$128,826
HNI Corp.	9,675	272,642
Interface, Inc.	13,619	119,711
Li-Cycle Holdings Corp. (A)(B)	29,577	164,152
Liquidity Services, Inc. (A)	5,358	88,407
Matthews International Corp., Class A	6,186	263,647
MillerKnoll, Inc.	16,128	238,372
Montrose Environmental Group, Inc. (A)	5,899	248,466
OPENLANE, Inc. (A)	22,424	341,293
Performant Financial Corp. (A)	15,655	42,269
Pitney Bowes, Inc.	37,095	131,316
SP Plus Corp. (A)	4,120	161,133
Steelcase, Inc., Class A	19,007	146,544
The Brink's Company	9,547	647,573
The GEO Group, Inc. (A)	23,993	171,790
UniFirst Corp.	3,067	475,416
Viad Corp. (A)	4,456	119,777
VSE Corp.	2,326	127,209
		7,605,932
Construction and engineering – 1.4%
Ameresco, Inc., Class A (A)	6,711	326,356
API Group Corp. (A)	43,378	1,182,484
Arcosa, Inc.	9,987	756,715
Argan, Inc.	2,694	106,171
Bowman Consulting Group, Ltd. (A)	2,311	73,675
Comfort Systems USA, Inc.	7,303	1,199,153
Concrete Pumping Holdings, Inc. (A)	6,125	49,184
Construction Partners, Inc., Class A (A)	8,479	266,156
Dycom Industries, Inc. (A)	5,900	670,535
Fluor Corp. (A)	29,567	875,183
Granite Construction, Inc.	9,047	359,890
Great Lakes Dredge & Dock Corp. (A)	14,555	118,769
IES Holdings, Inc. (A)	1,802	102,498
Limbach Holdings, Inc. (A)	2,212	54,703
MYR Group, Inc. (A)	3,413	472,154
Northwest Pipe Company (A)	2,307	69,764
Primoris Services Corp.	10,981	334,591
Sterling Infrastructure, Inc. (A)	6,217	346,909
Tutor Perini Corp. (A)	9,966	71,257
		7,436,147
Electrical equipment – 1.6%
374Water, Inc. (A)	13,926	33,283
Allied Motion Technologies, Inc.	3,112	124,293
Array Technologies, Inc. (A)	31,520	712,352
Atkore, Inc. (A)	8,176	1,274,965
Babcock & Wilcox Enterprises, Inc. (A)	12,727	75,089
Blink Charging Company (A)(B)	10,486	62,811
Bloom Energy Corp., Class A (A)	40,020	654,327
Encore Wire Corp.	3,454	642,202
Energy Vault Holdings, Inc. (A)(B)	22,876	62,451
EnerSys	8,500	922,420
Enovix Corp. (A)(B)	28,505	514,230
Eos Energy Enterprises, Inc. (A)	23,232	100,827
Fluence Energy, Inc. (A)(B)	8,257	219,966
FTC Solar, Inc. (A)(B)	14,832	47,759
FuelCell Energy, Inc. (A)(B)	87,030	187,985
GrafTech International, Ltd.	40,843	205,849
LSI Industries, Inc.	6,029	75,724
NEXTracker, Inc., Class A (A)	6,400	254,784
NuScale Power Corp. (A)	11,863	80,668
Powell Industries, Inc.	1,943	117,726
Preformed Line Products Company	547	85,387
SES AI Corp. (A)	29,307	71,509
Shoals Technologies Group, Inc., Class A (A)	35,609	910,166
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Stem, Inc. (A)(B)	30,154	$172,481
SunPower Corp. (A)(B)	18,297	179,311
Thermon Group Holdings, Inc. (A)	7,202	191,573
TPI Composites, Inc. (A)	9,324	96,690
Vicor Corp. (A)	4,681	252,774
		8,329,602
Ground transportation – 0.5%
ArcBest Corp.	4,979	491,925
Covenant Logistics Group, Inc.	1,867	81,831
Daseke, Inc. (A)	9,248	65,938
FTAI Infrastructure, Inc.	23,466	86,590
Heartland Express, Inc.	9,685	158,931
Marten Transport, Ltd.	11,807	253,851
PAM Transportation Services, Inc. (A)	1,521	40,717
RXO, Inc. (A)	24,083	545,962
TuSimple Holdings, Inc., Class A (A)	36,896	61,247
U.S. Xpress Enterprises, Inc., Class A (A)	7,018	43,091
Universal Logistics Holdings, Inc.	1,469	42,322
Werner Enterprises, Inc.	12,877	568,906
		2,441,311
Industrial conglomerates – 0.0%
Brookfield Business Corp., Class A	5,440	102,707
Machinery – 3.6%
3D Systems Corp. (A)	26,824	266,362
Alamo Group, Inc.	2,062	379,222
Albany International Corp., Class A	6,492	605,574
Astec Industries, Inc.	4,873	221,429
Barnes Group, Inc.	10,019	422,702
Blue Bird Corp. (A)	3,866	86,908
Chart Industries, Inc. (A)	8,730	1,394,967
CIRCOR International, Inc. (A)	3,842	216,881
Columbus McKinnon Corp.	5,878	238,941
Commercial Vehicle Group, Inc. (A)	7,280	80,808
Desktop Metal, Inc., Class A (A)	60,154	106,473
Douglas Dynamics, Inc.	4,862	145,277
Energy Recovery, Inc. (A)	11,622	324,835
Enerpac Tool Group Corp.	11,850	319,950
EnPro Industries, Inc.	4,313	575,915
ESCO Technologies, Inc.	5,254	544,472
Federal Signal Corp.	12,326	789,234
Franklin Electric Company, Inc.	9,495	977,036
Gencor Industries, Inc. (A)	2,569	40,025
Helios Technologies, Inc.	6,828	451,263
Hillenbrand, Inc.	14,223	729,355
Hillman Solutions Corp. (A)	36,277	326,856
Hyliion Holdings Corp. (A)(B)	34,138	57,010
Hyster-Yale Materials Handling, Inc.	2,309	128,935
John Bean Technologies Corp.	6,565	796,335
Kadant, Inc.	2,391	531,041
Kennametal, Inc.	16,568	470,366
Lindsay Corp.	2,270	270,902
Luxfer Holdings PLC	6,350	90,361
Mayville Engineering Company, Inc. (A)	2,786	34,714
Miller Industries, Inc.	2,440	86,547
Mueller Industries, Inc.	11,535	1,006,775
Mueller Water Products, Inc., Class A	32,015	519,603
Nikola Corp. (A)(B)	126,268	174,250
Omega Flex, Inc.	712	73,891
Park-Ohio Holdings Corp.	2,066	39,254
Proterra, Inc. (A)(B)	52,302	62,762
Proto Labs, Inc. (A)	5,586	195,287
REV Group, Inc.	6,961	92,303
SPX Technologies, Inc. (A)	9,118	774,756
Standex International Corp.	2,392	338,396

The accompanying notes are an integral part of the financial statements.	118

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Tennant Company	3,795	$307,812
Terex Corp.	13,808	826,133
The Gorman-Rupp Company	4,908	141,498
The Greenbrier Companies, Inc.	6,522	281,098
The Manitowoc Company, Inc. (A)	7,485	140,943
The Shyft Group, Inc.	7,261	160,178
Titan International, Inc. (A)	11,202	128,599
Trinity Industries, Inc.	16,728	430,077
Velo3D, Inc. (A)(B)	20,462	44,198
Wabash National Corp.	9,750	249,990
Watts Water Technologies, Inc., Class A	5,588	1,026,683
		18,725,182
Marine transportation – 0.3%
Costamare, Inc.	9,227	89,225
Eagle Bulk Shipping, Inc. (B)	2,846	136,722
Eneti, Inc.	5,627	68,143
Genco Shipping & Trading, Ltd.	8,683	121,822
Golden Ocean Group, Ltd.	25,221	190,419
Himalaya Shipping, Ltd. (A)(B)	6,769	37,636
Matson, Inc.	7,324	569,295
Pangaea Logistics Solutions, Ltd.	8,339	56,455
Safe Bulkers, Inc.	14,910	48,607
		1,318,324
Passenger airlines – 0.5%
Allegiant Travel Company (A)	3,280	414,198
Blade Air Mobility, Inc. (A)	14,625	57,623
Frontier Group Holdings, Inc. (A)	8,255	79,826
Hawaiian Holdings, Inc. (A)	11,547	124,361
JetBlue Airways Corp. (A)	67,450	597,607
Joby Aviation, Inc. (A)	58,226	597,399
SkyWest, Inc. (A)	9,976	406,223
Spirit Airlines, Inc.	22,397	384,333
Sun Country Airlines Holdings, Inc. (A)	7,971	179,188
		2,840,758
Professional services – 2.3%
Alight, Inc., Class A (A)	82,253	760,018
ASGN, Inc. (A)	9,944	752,065
Asure Software, Inc. (A)	4,362	53,042
Barrett Business Services, Inc.	1,435	125,132
BlackSky Technology, Inc. (A)	28,482	63,230
CBIZ, Inc. (A)	9,836	524,062
Conduent, Inc. (A)	37,677	128,102
CRA International, Inc.	1,412	144,024
CSG Systems International, Inc.	6,428	339,013
EXL Service Holdings, Inc. (A)	6,671	1,007,721
Exponent, Inc.	10,421	972,488
First Advantage Corp. (A)	11,588	178,571
FiscalNote Holdings, Inc. (A)	14,688	53,464
Forrester Research, Inc. (A)	2,689	78,223
Franklin Covey Company (A)	2,735	119,465
Heidrick & Struggles International, Inc.	4,287	113,477
HireQuest, Inc.	1,424	37,067
Huron Consulting Group, Inc. (A)	3,940	334,545
IBEX Holdings, Ltd. (A)	2,489	52,841
ICF International, Inc.	3,838	477,409
Innodata, Inc. (A)	5,557	62,961
Insperity, Inc.	7,527	895,412
Kelly Services, Inc., Class A	7,085	124,767
Kforce, Inc.	4,019	251,831
Korn Ferry	10,802	535,131
Legalzoom.com, Inc. (A)	21,894	264,480
Maximus, Inc.	12,473	1,054,093
Mistras Group, Inc. (A)	5,027	38,808
NV5 Global, Inc. (A)	2,852	315,916
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Planet Labs PBC (A)	40,655	$130,909
Red Violet, Inc. (A)(B)	2,116	43,526
Resources Connection, Inc.	6,932	108,902
Sterling Check Corp. (A)	5,151	63,151
TriNet Group, Inc. (A)	7,756	736,587
TrueBlue, Inc. (A)	6,580	116,532
TTEC Holdings, Inc.	4,164	140,910
Upwork, Inc. (A)	26,192	244,633
Verra Mobility Corp. (A)	28,886	569,632
Willdan Group, Inc. (A)	3,086	59,128
		12,071,268
Trading companies and distributors – 2.0%
Alta Equipment Group, Inc.	4,211	72,977
Applied Industrial Technologies, Inc.	7,968	1,154,005
Beacon Roofing Supply, Inc. (A)	10,103	838,347
BlueLinx Holdings, Inc. (A)	1,817	170,398
Boise Cascade Company	8,176	738,702
Custom Truck One Source, Inc. (A)	12,060	81,284
Distribution Solutions Group, Inc. (A)	1,021	53,153
DXP Enterprises, Inc. (A)	3,135	114,145
FTAI Aviation, Ltd.	20,571	651,278
GATX Corp.	7,277	936,841
Global Industrial, Inc.	2,953	82,005
GMS, Inc. (A)	8,610	595,812
H&E Equipment Services, Inc.	6,684	305,793
Herc Holdings, Inc.	5,845	799,888
Hudson Technologies, Inc. (A)	9,774	94,026
McGrath RentCorp	5,091	470,816
MRC Global, Inc. (A)	17,904	180,293
NOW, Inc. (A)	23,021	238,498
Rush Enterprises, Inc., Class A	8,515	517,201
Rush Enterprises, Inc., Class B	1,338	91,064
Textainer Group Holdings, Ltd.	8,736	344,024
Titan Machinery, Inc. (A)	4,390	129,505
Transcat, Inc. (A)	1,571	134,022
Triton International, Ltd.	11,213	933,594
Veritiv Corp.	2,719	341,534
Xometry, Inc., Class A (A)	7,320	155,038
		10,224,243
		86,230,909
Information technology – 13.1%
Communications equipment – 0.8%
ADTRAN Holdings, Inc.	16,671	175,546
Aviat Networks, Inc. (A)	2,507	83,659
Calix, Inc. (A)	12,207	609,251
Cambium Networks Corp. (A)	2,878	43,803
Clearfield, Inc. (A)	2,779	131,586
CommScope Holding Company, Inc. (A)	43,742	246,267
Comtech Telecommunications Corp.	6,575	60,096
Digi International, Inc. (A)	7,279	286,720
Extreme Networks, Inc. (A)	26,212	682,823
Harmonic, Inc. (A)	22,932	370,810
Infinera Corp. (A)	41,983	202,778
KVH Industries, Inc. (A)	4,843	44,265
NETGEAR, Inc. (A)	6,439	91,176
NetScout Systems, Inc. (A)	14,046	434,724
Ribbon Communications, Inc. (A)	19,740	55,075
Viavi Solutions, Inc. (A)	46,641	528,443
		4,047,022
Electronic equipment, instruments and components – 2.7%
908 Devices, Inc. (A)	5,727	39,287
Advanced Energy Industries, Inc.	7,765	865,409
Akoustis Technologies, Inc. (A)(B)	17,177	54,623
Arlo Technologies, Inc. (A)	18,172	198,257

The accompanying notes are an integral part of the financial statements.	119

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Badger Meter, Inc.	6,038	$890,967
Bel Fuse, Inc., Class B	2,212	126,991
Belden, Inc.	8,748	836,746
Benchmark Electronics, Inc.	7,242	187,061
Climb Global Solutions, Inc.	993	47,525
CTS Corp.	6,457	275,262
Daktronics, Inc. (A)	8,921	57,094
ePlus, Inc. (A)	5,530	311,339
Evolv Technologies Holdings, Inc. (A)	23,964	143,784
Fabrinet (A)	7,589	985,659
FARO Technologies, Inc. (A)	4,731	76,642
Insight Enterprises, Inc. (A)	5,909	864,723
Iteris, Inc. (A)	10,727	42,479
Itron, Inc. (A)	9,458	681,922
Kimball Electronics, Inc. (A)	5,099	140,885
Knowles Corp. (A)	18,680	337,361
Lightwave Logic, Inc. (A)(B)	24,485	170,660
Luna Innovations, Inc. (A)	7,290	66,485
Methode Electronics, Inc.	7,161	240,037
MicroVision, Inc. (A)(B)	37,445	171,498
Mirion Technologies, Inc. (A)	41,561	351,190
Napco Security Technologies, Inc.	6,572	227,720
nLight, Inc. (A)	9,548	147,230
Novanta, Inc. (A)	7,388	1,360,131
OSI Systems, Inc. (A)	3,273	385,658
PAR Technology Corp. (A)	5,591	184,112
PC Connection, Inc.	2,323	104,767
Plexus Corp. (A)	5,650	555,056
Richardson Electronics, Ltd.	2,872	47,388
Rogers Corp. (A)	3,587	580,843
Sanmina Corp. (A)	11,806	711,548
ScanSource, Inc. (A)	5,259	155,456
SmartRent, Inc. (A)	39,706	152,074
TTM Technologies, Inc. (A)	21,077	292,970
Vishay Intertechnology, Inc.	26,528	779,923
Vishay Precision Group, Inc. (A)	2,693	100,045
		13,948,807
IT services – 0.5%
BigCommerce Holdings, Inc., Series 1 (A)	14,512	144,394
Brightcove, Inc. (A)	11,168	44,784
DigitalOcean Holdings, Inc. (A)(B)	13,128	526,958
Fastly, Inc., Class A (A)	24,624	388,320
Grid Dynamics Holdings, Inc. (A)	12,075	111,694
Information Services Group, Inc.	8,676	46,503
Perficient, Inc. (A)	7,111	592,560
Squarespace, Inc., Class A (A)	9,249	291,713
The Hackett Group, Inc.	5,349	119,550
Thoughtworks Holding, Inc. (A)	19,472	147,014
Tucows, Inc., Class A (A)(B)	2,224	61,694
Unisys Corp. (A)	15,098	60,090
		2,535,274
Semiconductors and semiconductor equipment – 3.2%
ACM Research, Inc., Class A (A)	10,269	134,319
Aehr Test Systems (A)	5,395	222,544
Alpha & Omega Semiconductor, Ltd. (A)	4,910	161,048
Ambarella, Inc. (A)	7,583	634,470
Amkor Technology, Inc.	21,206	630,879
Axcelis Technologies, Inc. (A)	6,745	1,236,561
CEVA, Inc. (A)	5,081	129,820
Cohu, Inc. (A)	9,664	401,636
Credo Technology Group Holding, Ltd. (A)	20,372	353,250
Diodes, Inc. (A)	9,341	863,949
FormFactor, Inc. (A)	16,203	554,467
Ichor Holdings, Ltd. (A)	6,042	226,575
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Impinj, Inc. (A)	4,781	$428,617
Indie Semiconductor, Inc., Class A (A)	28,807	270,786
inTEST Corp. (A)	2,435	63,943
Kulicke & Soffa Industries, Inc.	11,465	681,594
MACOM Technology Solutions Holdings, Inc. (A)	11,265	738,195
Maxeon Solar Technologies, Ltd. (A)	5,278	148,628
MaxLinear, Inc. (A)	15,572	491,452
Navitas Semiconductor Corp. (A)	21,492	226,526
NVE Corp.	1,082	105,430
Onto Innovation, Inc. (A)	10,141	1,181,122
PDF Solutions, Inc. (A)	6,366	287,107
Photronics, Inc. (A)	12,716	327,946
Power Integrations, Inc.	11,747	1,112,088
Rambus, Inc. (A)	22,600	1,450,242
Semtech Corp. (A)	13,399	341,139
Silicon Laboratories, Inc. (A)	6,567	1,035,879
SiTime Corp. (A)	3,581	422,451
SMART Global Holdings, Inc. (A)	10,095	292,856
Synaptics, Inc. (A)	8,175	697,982
Ultra Clean Holdings, Inc. (A)	9,234	355,140
Veeco Instruments, Inc. (A)	10,657	273,672
		16,482,313
Software – 5.2%
8x8, Inc. (A)	24,992	105,716
A10 Networks, Inc.	14,506	211,643
ACI Worldwide, Inc. (A)	22,424	519,564
Adeia, Inc.	22,455	247,230
Agilysys, Inc. (A)	4,157	285,336
Alarm.com Holdings, Inc. (A)	9,930	513,182
Alkami Technology, Inc. (A)	8,292	135,906
Altair Engineering, Inc., Class A (A)	11,123	843,568
American Software, Inc., Class A	7,288	76,597
Amplitude, Inc., Class A (A)	14,514	159,654
Appfolio, Inc., Class A (A)	3,973	683,912
Appian Corp., Class A (A)	8,558	407,361
Applied Digital Corp. (A)	14,367	134,331
Asana, Inc., Class A (A)	16,491	363,462
AvePoint, Inc. (A)	32,167	185,282
Bit Digital, Inc. (A)	15,737	63,892
Blackbaud, Inc. (A)	8,991	639,979
Blackline, Inc. (A)	11,670	628,079
Box, Inc., Class A (A)	29,086	854,547
Braze, Inc., Class A (A)	7,223	316,295
c3.ai, Inc., Class A (A)(B)	12,177	443,608
Cerence, Inc. (A)	8,517	248,952
CleanSpark, Inc. (A)	16,610	71,257
Clear Secure, Inc., Class A	17,317	401,235
CommVault Systems, Inc. (A)	9,219	669,484
Consensus Cloud Solutions, Inc. (A)	4,101	127,131
CoreCard Corp. (A)	1,707	43,290
Couchbase, Inc. (A)	7,233	114,426
Digimarc Corp. (A)(B)	3,186	93,796
Digital Turbine, Inc. (A)	20,068	186,231
Domo, Inc., Class B (A)	6,644	97,401
E2open Parent Holdings, Inc. (A)	41,999	235,194
Ebix, Inc.	5,599	141,095
eGain Corp. (A)	5,421	40,603
Enfusion, Inc., Class A (A)	5,715	64,122
EngageSmart, Inc. (A)	10,121	193,210
Envestnet, Inc. (A)	10,386	616,409
Everbridge, Inc. (A)	8,555	230,130
EverCommerce, Inc. (A)	4,958	58,703
Expensify, Inc., Class A (A)	12,283	98,018
ForgeRock, Inc., Class A (A)	9,804	201,374

The accompanying notes are an integral part of the financial statements.	120

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Freshworks, Inc., Class A (A)	33,746	$593,255
Instructure Holdings, Inc. (A)	4,002	100,690
Intapp, Inc. (A)	3,266	136,878
InterDigital, Inc.	5,608	541,452
Jamf Holding Corp. (A)	14,543	283,879
Kaltura, Inc. (A)	20,959	44,433
LivePerson, Inc. (A)	14,490	65,495
LiveRamp Holdings, Inc. (A)	13,266	378,877
Marathon Digital Holdings, Inc. (A)(B)	34,970	484,684
Matterport, Inc. (A)	53,805	169,486
MeridianLink, Inc. (A)	5,491	114,213
MicroStrategy, Inc., Class A (A)(B)	2,288	783,457
Mitek Systems, Inc. (A)	9,261	100,389
Model N, Inc. (A)	7,687	271,812
N-able, Inc. (A)	14,580	210,098
NextNav, Inc. (A)	13,909	40,892
Olo, Inc., Class A (A)	21,990	142,055
ON24, Inc.	7,347	59,658
OneSpan, Inc. (A)	8,565	127,105
PagerDuty, Inc. (A)	17,656	396,907
PowerSchool Holdings, Inc., Class A (A)	11,636	222,713
Progress Software Corp.	8,914	517,903
PROS Holdings, Inc. (A)	9,276	285,701
Q2 Holdings, Inc. (A)	11,901	367,741
Qualys, Inc. (A)	7,672	990,992
Rapid7, Inc. (A)	12,456	564,008
Rimini Street, Inc. (A)	11,877	56,891
Riot Platforms, Inc. (A)	33,253	393,050
Sapiens International Corp. NV	6,312	167,899
SEMrush Holdings, Inc., Class A (A)	6,870	65,746
SolarWinds Corp. (A)	10,715	109,936
SoundHound AI, Inc., Class A (A)	29,524	134,334
SoundThinking, Inc. (A)	2,149	46,977
Sprinklr, Inc., Class A (A)	18,076	249,991
Sprout Social, Inc., Class A (A)	9,926	458,184
SPS Commerce, Inc. (A)	7,584	1,456,583
Tenable Holdings, Inc. (A)	23,664	1,030,567
Varonis Systems, Inc. (A)	22,553	601,037
Verint Systems, Inc. (A)	13,009	456,096
Weave Communications, Inc. (A)	7,484	83,147
Workiva, Inc. (A)	10,102	1,026,969
Xperi, Inc. (A)	9,245	121,572
Yext, Inc. (A)	22,323	252,473
Zeta Global Holdings Corp., Class A (A)	28,020	239,291
Zuora, Inc., Class A (A)	25,789	282,905
		26,979,626
Technology hardware, storage and peripherals – 0.7%
Avid Technology, Inc. (A)	7,100	181,050
Corsair Gaming, Inc. (A)	7,804	138,443
Eastman Kodak Company (A)	12,599	58,207
Immersion Corp. (A)	7,191	50,912
IonQ, Inc. (A)	33,492	453,147
Super Micro Computer, Inc. (A)	9,600	2,392,780
Xerox Holdings Corp.	23,465	349,394
		3,623,933
		67,616,975
Materials – 4.4%
Chemicals – 2.0%
AdvanSix, Inc.	5,467	191,236
American Vanguard Corp.	5,975	106,773
Amyris, Inc. (A)(B)	51,101	52,634
Aspen Aerogels, Inc. (A)	11,369	89,701
Avient Corp.	18,678	763,930
Balchem Corp.	6,598	889,476
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Cabot Corp.	11,401	$762,613
Chase Corp.	1,551	188,012
Core Molding Technologies, Inc. (A)	1,902	43,271
Danimer Scientific, Inc. (A)(B)	19,980	47,552
Diversey Holdings, Ltd. (A)	16,743	140,474
Ecovyst, Inc. (A)	19,659	225,292
FutureFuel Corp.	6,483	57,375
Hawkins, Inc.	4,033	192,334
HB Fuller Company	11,097	793,546
Ingevity Corp. (A)	7,788	452,950
Innospec, Inc.	5,127	514,956
Intrepid Potash, Inc. (A)	2,529	57,383
Koppers Holdings, Inc.	4,287	146,187
Kronos Worldwide, Inc.	5,417	47,290
Livent Corp. (A)	37,369	1,025,032
LSB Industries, Inc. (A)	11,745	115,688
Mativ Holdings, Inc.	11,339	171,446
Minerals Technologies, Inc.	6,713	387,273
Origin Materials, Inc. (A)(B)	23,873	101,699
Orion SA	11,575	245,622
Perimeter Solutions SA (A)	33,345	205,072
PureCycle Technologies, Inc. (A)(B)	24,713	264,182
Quaker Chemical Corp.	2,865	558,389
Rayonier Advanced Materials, Inc. (A)	14,217	60,849
Sensient Technologies Corp.	8,599	611,647
Stepan Company	4,349	415,590
Trinseo PLC	7,749	98,180
Tronox Holdings PLC	24,270	308,472
		10,332,126
Construction materials – 0.3%
Knife River Corp. (A)	10,683	464,711
Summit Materials, Inc., Class A (A)	24,702	934,971
United States Lime & Minerals, Inc.	444	92,747
		1,492,429
Containers and packaging – 0.3%
Greif, Inc., Class A	4,823	332,256
Greif, Inc., Class B	1,137	87,833
Myers Industries, Inc.	7,863	152,778
O-I Glass, Inc. (A)	32,043	683,477
Pactiv Evergreen, Inc.	8,739	66,154
Ranpak Holdings Corp. (A)	10,809	48,857
TriMas Corp.	8,560	235,314
		1,606,669
Metals and mining – 1.7%
1911 Gold Corp. (A)	5,045	333
Alpha Metallurgical Resources, Inc.	2,655	436,376
Arconic Corp. (A)	20,531	607,307
ATI, Inc. (A)	26,686	1,180,322
Caledonia Mining Corp. PLC	4,594	53,382
Carpenter Technology Corp.	10,040	563,545
Century Aluminum Company (A)	11,628	101,396
Coeur Mining, Inc. (A)	67,704	192,279
Commercial Metals Company	24,126	1,270,475
Compass Minerals International, Inc.	7,256	246,704
Constellium SE (A)	26,348	453,186
Haynes International, Inc.	2,715	137,976
Hecla Mining Company	125,040	643,956
i-80 Gold Corp. (A)(B)	44,291	99,655
Ivanhoe Electric, Inc. (A)	11,809	153,989
Kaiser Aluminum Corp.	3,357	240,495
Materion Corp.	4,269	487,520
Novagold Resources, Inc. (A)	51,384	205,022
Olympic Steel, Inc.	2,192	107,408
Pan American Silver Corp., CVR (A)	88,114	44,947

The accompanying notes are an integral part of the financial statements.	121

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Perpetua Resources Corp. (A)	10,456	$38,374
Piedmont Lithium, Inc. (A)	3,740	215,835
Ramaco Resources, Inc. (A)	5,458	46,066
Ramaco Resources, Inc., Class B (A)	971	10,304
Ryerson Holding Corp.	4,643	201,413
Schnitzer Steel Industries, Inc., Class A	5,494	164,765
SunCoke Energy, Inc.	17,383	136,804
TimkenSteel Corp. (A)	9,066	195,554
Warrior Met Coal, Inc.	10,398	405,002
Worthington Industries, Inc.	6,350	441,135
		9,081,525
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	3,597	112,658
Resolute Forest Products, Inc. (A)(C)	9,238	13,118
Sylvamo Corp.	7,425	300,341
		426,117
		22,938,866
Real estate – 5.9%
Diversified REITs – 0.6%
Alexander & Baldwin, Inc.	14,989	278,496
Alpine Income Property Trust, Inc.	3,373	54,811
American Assets Trust, Inc.	10,308	197,914
Armada Hoffler Properties, Inc.	14,483	169,161
Broadstone Net Lease, Inc.	38,715	597,760
CTO Realty Growth, Inc.	4,914	84,226
Empire State Realty Trust, Inc., Class A	27,866	208,716
Essential Properties Realty Trust, Inc.	30,583	719,924
Gladstone Commercial Corp.	9,178	113,532
Global Net Lease, Inc.	21,439	220,393
NexPoint Diversified Real Estate Trust	7,033	88,053
One Liberty Properties, Inc.	3,969	80,650
Star Holdings (A)	3,351	49,159
		2,862,795
Health care REITs – 0.6%
CareTrust REIT, Inc.	20,685	410,804
Community Healthcare Trust, Inc.	5,342	176,393
Diversified Healthcare Trust	51,544	115,974
Global Medical REIT, Inc.	13,290	121,338
LTC Properties, Inc.	8,217	271,325
National Health Investors, Inc.	8,520	446,618
Physicians Realty Trust	48,840	683,272
Sabra Health Care REIT, Inc.	47,436	558,322
Universal Health Realty Income Trust	2,778	132,177
		2,916,223
Hotel and resort REITs – 0.8%
Apple Hospitality REIT, Inc.	43,956	664,175
Braemar Hotels & Resorts, Inc.	16,191	65,088
Chatham Lodging Trust	11,206	104,888
DiamondRock Hospitality Company	44,145	353,601
Hersha Hospitality Trust, Class A	8,080	49,207
Pebblebrook Hotel Trust	25,233	351,748
RLJ Lodging Trust	32,842	337,287
Ryman Hospitality Properties, Inc.	11,912	1,106,863
Service Properties Trust	34,249	297,624
Summit Hotel Properties, Inc.	22,701	147,784
Sunstone Hotel Investors, Inc.	42,748	432,610
Xenia Hotels & Resorts, Inc.	23,277	286,540
		4,197,415
Industrial REITs – 0.4%
Innovative Industrial Properties, Inc.	5,815	424,553
LXP Industrial Trust	59,518	580,301
Plymouth Industrial REIT, Inc.	9,119	209,919
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial REITs (continued)
Terreno Realty Corp.	16,741	$1,006,134
		2,220,907
Office REITs – 0.7%
Brandywine Realty Trust	36,406	169,288
City Office REIT, Inc.	9,847	54,848
Corporate Office Properties Trust	23,080	548,150
Douglas Emmett, Inc.	35,341	444,236
Easterly Government Properties, Inc.	18,640	270,280
Equity Commonwealth	21,111	427,709
Hudson Pacific Properties, Inc.	29,208	123,258
JBG SMITH Properties	23,128	347,845
Office Properties Income Trust	10,792	83,098
Orion Office REIT, Inc.	13,594	89,856
Paramount Group, Inc.	38,539	170,728
Peakstone Realty Trust	5,945	165,984
Piedmont Office Realty Trust, Inc., Class A	25,709	186,904
Postal Realty Trust, Inc., Class A	4,872	71,667
SL Green Realty Corp.	13,682	411,144
		3,564,995
Real estate management and development – 0.7%
Anywhere Real Estate, Inc. (A)	22,778	152,157
Compass, Inc., Class A (A)	62,994	220,479
Cushman & Wakefield PLC (A)	34,695	283,805
DigitalBridge Group, Inc.	33,951	499,419
Douglas Elliman, Inc.	21,109	46,863
eXp World Holdings, Inc. (B)	14,492	293,898
Forestar Group, Inc. (A)	3,826	86,276
FRP Holdings, Inc. (A)	1,575	90,673
Kennedy-Wilson Holdings, Inc.	24,567	401,179
Marcus & Millichap, Inc.	5,040	158,810
Newmark Group, Inc., Class A	28,661	178,271
Opendoor Technologies, Inc. (A)	113,726	457,179
RE/MAX Holdings, Inc., Class A	3,703	71,320
Redfin Corp. (A)(B)	22,320	277,214
Tejon Ranch Company (A)	4,710	81,059
The RMR Group, Inc., Class A	3,503	81,165
The St. Joe Company	7,168	346,501
		3,726,268
Residential REITs – 0.4%
Apartment Investment and Management Company, Class A	30,800	262,416
BRT Apartments Corp.	3,021	59,816
Centerspace	3,157	193,714
Elme Communities	18,297	300,803
Independence Realty Trust, Inc.	46,454	846,392
NexPoint Residential Trust, Inc.	4,839	220,078
UMH Properties, Inc.	11,717	187,238
Veris Residential, Inc. (A)	16,420	263,541
		2,333,998
Retail REITs – 1.2%
Acadia Realty Trust	19,527	280,994
Alexander's, Inc.	440	80,898
CBL & Associates Properties, Inc.	5,644	124,394
Getty Realty Corp.	9,005	304,549
InvenTrust Properties Corp.	14,131	326,991
Kite Realty Group Trust	44,859	1,002,150
Necessity Retail REIT, Inc.	28,532	192,876
NETSTREIT Corp.	12,538	224,054
Phillips Edison & Company, Inc.	24,336	829,371
Retail Opportunity Investments Corp.	25,813	348,734
RPT Realty	18,271	190,932
Saul Centers, Inc.	2,600	95,758
SITE Centers Corp.	39,400	520,868

The accompanying notes are an integral part of the financial statements.	122

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail REITs (continued)
Tanger Factory Outlet Centers, Inc.	21,133	$466,405
The Macerich Company	45,119	508,491
Urban Edge Properties	23,768	366,740
Urstadt Biddle Properties, Inc., Class A	6,150	130,749
Whitestone REIT	11,097	107,641
		6,102,595
Specialized REITs – 0.5%
Farmland Partners, Inc.	10,866	132,674
Four Corners Property Trust, Inc.	17,618	447,497
Gladstone Land Corp.	7,625	124,059
Outfront Media, Inc.	30,591	480,891
PotlatchDeltic Corp.	16,297	861,296
Safehold, Inc.	6,353	150,757
Uniti Group, Inc.	50,520	233,402
		2,430,576
		30,355,772
Utilities – 2.9%
Electric utilities – 0.7%
ALLETE, Inc.	11,799	683,988
Genie Energy, Ltd., B Shares	4,655	65,822
MGE Energy, Inc.	7,642	604,559
Otter Tail Corp.	8,494	670,686
PNM Resources, Inc.	17,395	784,515
Portland General Electric Company	19,756	925,173
		3,734,743
Gas utilities – 1.0%
Brookfield Infrastructure Corp., Class A	20,381	928,966
Chesapeake Utilities Corp.	3,556	423,164
New Jersey Resources Corp.	19,958	942,018
Northwest Natural Holding Company	7,480	322,014
ONE Gas, Inc.	11,267	865,418
RGC Resources, Inc.	2,300	46,069
Southwest Gas Holdings, Inc.	12,613	802,817
Spire, Inc.	10,372	658,000
		4,988,466
Independent power and renewable electricity producers – 0.3%
Altus Power, Inc. (A)	14,321	77,333
Montauk Renewables, Inc. (A)	14,986	111,496
Ormat Technologies, Inc.	10,953	881,278
Sunnova Energy International, Inc. (A)(B)	21,028	385,023
		1,455,130
Multi-utilities – 0.4%
Avista Corp.	15,435	606,132
Black Hills Corp.	13,574	817,969
NorthWestern Corp.	12,234	694,402
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
Unitil Corp.	3,308	$167,749
		2,286,252
Water utilities – 0.5%
American States Water Company	7,601	661,287
Artesian Resources Corp., Class A	1,982	93,590
Cadiz, Inc. (A)	10,212	41,461
California Water Service Group	11,569	597,307
Consolidated Water Company, Ltd.	3,818	92,510
Global Water Resources, Inc.	3,892	49,351
Middlesex Water Company	3,638	293,441
Pure Cycle Corp. (A)	5,271	57,981
SJW Group	6,356	445,619
The York Water Company	3,363	138,791
		2,471,338
		14,935,929
TOTAL COMMON STOCKS (Cost $434,867,014)		$496,091,024
WARRANTS – 0.0%
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	668	7,682
Triumph Group, Inc. (Expiration Date: 12-5-27; Strike Price: $12.35) (A)	4,026	323
TOTAL WARRANTS (Cost $0)		$8,005
SHORT-TERM INVESTMENTS – 5.5%
Short-term funds – 5.5%
John Hancock Collateral Trust, 5.1773% (D)(E)	2,854,500	28,530,158
TOTAL SHORT-TERM INVESTMENTS (Cost $28,533,821)		$28,530,158
Total Investments (Small Cap Index Trust) (Cost $463,400,835) – 101.4%		$524,629,187
Other assets and liabilities, net – (1.4%)		(7,262,525)
TOTAL NET ASSETS – 100.0%		$517,366,662
Security Abbreviations and Legend
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-23.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 6-30-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $9,565,275.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	228	Long	Sep 2023	$21,667,973	$21,702,180	$34,207
						$34,207

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	123

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.9%
Communication services – 2.0%
Diversified telecommunication services – 0.2%
ATN International, Inc.	1,281	$46,885
Bandwidth, Inc., Class A (A)	831	11,368
Communications Systems, Inc. (A)(B)	450	1,989
Consolidated Communications Holdings, Inc. (A)	4,985	19,093
EchoStar Corp., Class A (A)	4,430	76,816
Frontier Communications Parent, Inc. (A)	3,137	58,474
GCI Liberty, Inc. (A)(B)	4,508	0
Liberty Latin America, Ltd., Class A (A)	4,204	36,785
Liberty Latin America, Ltd., Class C (A)	11,346	97,803
Lumen Technologies, Inc.	22,539	50,938
		400,151
Entertainment – 0.2%
FG Group Holdings, Inc. (A)	1,114	2,139
Lions Gate Entertainment Corp., Class A (A)	5,809	51,293
Lions Gate Entertainment Corp., Class B (A)	9,367	78,214
Madison Square Garden Entertainment Corp. (A)	1,748	58,768
Reading International, Inc., Class A (A)	1,100	2,915
Sphere Entertainment Company (A)	1,748	47,878
The Marcus Corp.	2,916	43,244
		284,451
Interactive media and services – 0.3%
Bumble, Inc., Class A (A)	4,155	69,721
Cars.com, Inc. (A)	5,579	110,576
DHI Group, Inc. (A)	5,212	19,962
QuinStreet, Inc. (A)	1,887	16,662
TrueCar, Inc. (A)	8,052	18,198
Yelp, Inc. (A)	2,091	76,133
Ziff Davis, Inc. (A)	1,371	96,052
		407,304
Media – 1.2%
AMC Networks, Inc., Class A (A)	2,542	30,377
Boston Omaha Corp., Class A (A)	2,031	38,223
Cable One, Inc.	45	29,569
comScore, Inc. (A)	2,845	2,304
Cumulus Media, Inc., Class A (A)	1,193	4,891
Daily Journal Corp. (A)	41	11,860
DallasNews Corp.	1,059	4,120
DISH Network Corp., Class A (A)	1,108	7,302
Entravision Communications Corp., Class A	5,075	22,279
Fluent, Inc. (A)	5,600	3,508
Gannett Company, Inc. (A)	12,679	28,528
Gray Television, Inc.	6,546	51,582
iHeartMedia, Inc., Class A (A)	2,266	8,248
Integral Ad Science Holding Corp. (A)	2,369	42,595
John Wiley & Sons, Inc., Class A	2,970	101,069
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	379	12,435
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	356	11,652
Magnite, Inc. (A)	5,549	75,744
News Corp., Class A	20,011	390,215
News Corp., Class B	10,611	209,249
Nexstar Media Group, Inc.	1,995	332,267
PubMatic, Inc., Class A (A)	1,596	29,175
Scholastic Corp.	2,790	108,503
Sinclair, Inc.	1,410	19,486
TEGNA, Inc.	8,149	132,340
The EW Scripps Company, Class A (A)	5,843	53,463
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Thryv Holdings, Inc. (A)	2,842	$69,913
Urban One, Inc. (A)	3,100	18,600
WideOpenWest, Inc. (A)	1,042	8,794
		1,858,291
Wireless telecommunication services – 0.1%
Shenandoah Telecommunications Company	3,663	71,172
Spok Holdings, Inc.	2,056	27,324
Telephone & Data Systems, Inc.	7,131	58,688
United States Cellular Corp. (A)	2,963	52,238
		209,422
		3,159,619
Consumer discretionary – 15.0%
Automobile components – 2.5%
Adient PLC (A)	6,695	256,552
American Axle & Manufacturing Holdings, Inc. (A)	9,766	80,765
Autoliv, Inc.	1,816	154,433
BorgWarner, Inc.	15,544	760,257
Cooper-Standard Holdings, Inc. (A)	1,311	18,695
Dana, Inc.	12,211	207,587
Dorman Products, Inc. (A)	6,133	483,464
Fox Factory Holding Corp. (A)	9,111	988,635
LCI Industries	1,659	209,631
Lear Corp.	1,143	164,078
Modine Manufacturing Company (A)	4,925	162,624
Motorcar Parts of America, Inc. (A)	1,585	12,268
Patrick Industries, Inc.	1,685	134,800
Standard Motor Products, Inc.	1,901	71,326
Stoneridge, Inc. (A)	1,672	31,517
Strattec Security Corp. (A)	924	16,817
The Goodyear Tire & Rubber Company (A)	22,263	304,558
		4,058,007
Automobiles – 0.4%
Harley-Davidson, Inc.	7,189	253,125
Thor Industries, Inc.	2,658	275,103
Winnebago Industries, Inc.	2,220	148,052
		676,280
Broadline retail – 0.6%
Big Lots, Inc.	2,901	25,616
Dillard's, Inc., Class A (C)	1,303	425,143
Kohl's Corp.	8,128	187,350
Macy's, Inc.	16,917	271,518
		909,627
Distributors – 0.0%
Weyco Group, Inc.	1,316	35,124
Diversified consumer services – 1.2%
2U, Inc. (A)	2,844	11,461
ADT, Inc.	10,644	64,183
Adtalem Global Education, Inc. (A)	4,671	160,402
American Public Education, Inc. (A)	1,450	6,873
Chegg, Inc. (A)	7,137	63,377
Graham Holdings Company, Class B	347	198,304
Grand Canyon Education, Inc. (A)	8,474	874,602
Laureate Education, Inc.	10,639	128,626
Lincoln Educational Services Corp. (A)	1,100	7,414
Perdoceo Education Corp. (A)	5,378	65,988
Strategic Education, Inc.	1,856	125,911
Stride, Inc. (A)	2,888	107,520

The accompanying notes are an integral part of the financial statements.	124

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Universal Technical Institute, Inc. (A)	3,087	$21,331
		1,835,992
Hotels, restaurants and leisure – 1.2%
Ark Restaurants Corp.	64	1,184
Bally's Corp. (A)	600	9,336
Biglari Holdings, Inc., Class A (A)	3	2,850
Biglari Holdings, Inc., Class B (A)	102	20,108
BJ's Restaurants, Inc. (A)	1,781	56,636
Carrols Restaurant Group, Inc. (A)	1,688	8,508
Chuy's Holdings, Inc. (A)	21,492	877,303
El Pollo Loco Holdings, Inc.	2,613	22,916
Fiesta Restaurant Group, Inc. (A)	1,348	10,703
Krispy Kreme, Inc.	29,225	430,484
Marriott Vacations Worldwide Corp.	676	82,959
Monarch Casino & Resort, Inc.	1,074	75,663
Penn Entertainment, Inc. (A)	5,399	129,738
Playa Hotels & Resorts NV (A)	13,271	108,026
RCI Hospitality Holdings, Inc.	396	30,092
		1,866,506
Household durables – 3.9%
Bassett Furniture Industries, Inc.	1,234	18,559
Beazer Homes USA, Inc. (A)	3,089	87,388
Cavco Industries, Inc. (A)	882	260,190
Century Communities, Inc.	3,320	254,378
Ethan Allen Interiors, Inc.	2,768	78,279
Flexsteel Industries, Inc.	1,118	22,036
GoPro, Inc., Class A (A)	10,155	42,042
Green Brick Partners, Inc. (A)	2,414	137,115
Helen of Troy, Ltd. (A)	1,240	133,945
Hooker Furnishings Corp.	1,821	33,980
Hovnanian Enterprises, Inc., Class A (A)	292	28,969
KB Home	6,043	312,484
La-Z-Boy, Inc.	3,404	97,491
Legacy Housing Corp. (A)	1,185	27,480
LGI Homes, Inc. (A)	1,611	217,308
Lifetime Brands, Inc.	2,931	16,560
M/I Homes, Inc. (A)	2,195	191,382
MDC Holdings, Inc.	5,709	267,010
Meritage Homes Corp.	2,251	320,250
Mohawk Industries, Inc. (A)	3,620	373,439
Newell Brands, Inc.	15,347	133,519
PulteGroup, Inc.	12,401	963,310
Taylor Morrison Home Corp. (A)	7,865	383,576
Toll Brothers, Inc.	8,961	708,546
TopBuild Corp. (A)	2,881	766,404
Tri Pointe Homes, Inc. (A)	9,765	320,878
Universal Electronics, Inc. (A)	745	7,167
VOXX International Corp. (A)	3,131	39,075
		6,242,760
Leisure products – 0.5%
Acushnet Holdings Corp.	750	41,010
American Outdoor Brands, Inc. (A)	1,873	16,258
AMMO, Inc. (A)	4,648	9,900
Brunswick Corp.	1,132	98,076
Escalade, Inc.	2,724	36,365
Funko, Inc., Class A (A)	2,763	29,896
Johnson Outdoors, Inc., Class A	934	57,394
Malibu Boats, Inc., Class A (A)	1,146	67,224
Nautilus, Inc. (A)	1,580	1,928
Smith & Wesson Brands, Inc.	4,844	63,166
Solo Brands, Inc., Class A (A)	2,350	13,301
Topgolf Callaway Brands Corp. (A)	10,265	203,760
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
Vista Outdoor, Inc. (A)	4,101	$113,475
		751,753
Specialty retail – 3.9%
1-800-Flowers.com, Inc., Class A (A)	3,196	24,929
Abercrombie & Fitch Company, Class A (A)	5,783	217,903
Academy Sports & Outdoors, Inc.	4,313	233,118
American Eagle Outfitters, Inc.	16,951	200,022
America's Car-Mart, Inc. (A)	465	46,398
Asbury Automotive Group, Inc. (A)	1,219	293,072
AutoNation, Inc. (A)	2,902	477,698
Barnes & Noble Education, Inc. (A)	4,024	5,070
Big 5 Sporting Goods Corp. (C)	2,004	18,357
Boot Barn Holdings, Inc. (A)	574	48,612
Build-A-Bear Workshop, Inc.	2,470	52,907
Caleres, Inc.	1,779	42,571
Chico's FAS, Inc. (A)	10,969	58,684
Citi Trends, Inc. (A)	367	6,481
Conn's, Inc. (A)	2,177	8,055
Designer Brands, Inc., Class A (C)	2,923	29,522
Destination XL Group, Inc. (A)	2,471	12,108
Duluth Holdings, Inc., Class B (A)	1,106	6,946
Foot Locker, Inc.	6,590	178,655
Genesco, Inc. (A)	1,311	32,827
Group 1 Automotive, Inc.	1,465	378,117
GrowGeneration Corp. (A)	2,529	8,599
Guess?, Inc.	5,350	104,058
Haverty Furniture Companies, Inc.	1,613	48,745
Hibbett, Inc.	1,098	39,846
Lands' End, Inc. (A)	2,354	18,267
Lithia Motors, Inc.	3,879	1,179,643
LL Flooring Holdings, Inc. (A)	1,480	5,668
MarineMax, Inc. (A)	2,016	68,867
Monro, Inc.	1,908	77,522
National Vision Holdings, Inc. (A)	827	20,088
Penske Automotive Group, Inc.	4,213	702,012
Petco Health & Wellness Company, Inc. (A)	1,412	12,567
PetMed Express, Inc.	654	9,019
Revolve Group, Inc. (A)	20,905	342,842
Shoe Carnival, Inc.	2,304	54,098
Signet Jewelers, Ltd.	3,675	239,831
Sonic Automotive, Inc., Class A	1,892	90,192
Sportsman's Warehouse Holdings, Inc. (A)	3,273	18,656
Stitch Fix, Inc., Class A (A)	3,724	14,337
The Aaron's Company, Inc.	1,356	19,174
The Cato Corp., Class A	1,957	15,715
The Children's Place, Inc. (A)	930	21,585
The Container Store Group, Inc. (A)	3,997	12,551
The Gap, Inc.	25,898	231,269
The ODP Corp. (A)	3,276	153,382
Tilly's, Inc., Class A (A)	712	4,991
Upbound Group, Inc.	3,270	101,795
Urban Outfitters, Inc. (A)	7,018	232,506
Zumiez, Inc. (A)	1,822	30,355
		6,250,232
Textiles, apparel and luxury goods – 0.8%
Capri Holdings, Ltd. (A)	2,090	75,010
Culp, Inc. (A)	334	1,660
Delta Apparel, Inc. (A)	500	5,240
Fossil Group, Inc. (A)	3,231	8,304
G-III Apparel Group, Ltd. (A)	3,404	65,595
Lakeland Industries, Inc.	1,110	15,973
Movado Group, Inc.	1,758	47,167
Oxford Industries, Inc.	5,183	510,111

The accompanying notes are an integral part of the financial statements.	125

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Peace Mark Holdings, Ltd. (A)(B)	464,000	$0
PVH Corp.	3,840	326,285
Ralph Lauren Corp.	189	23,304
Rocky Brands, Inc.	802	16,842
Skechers USA, Inc., Class A (A)	1,193	62,823
Steven Madden, Ltd.	1,460	47,727
Superior Group of Companies, Inc.	663	6,192
Under Armour, Inc., Class A (A)	1,502	10,844
Unifi, Inc. (A)	2,453	19,796
Vera Bradley, Inc. (A)	2,034	12,997
		1,255,870
		23,882,151
Consumer staples – 3.3%
Beverages – 0.4%
MGP Ingredients, Inc.	571	60,686
Molson Coors Beverage Company, Class B	7,410	487,874
The Duckhorn Portfolio, Inc. (A)	5,466	70,894
		619,454
Consumer staples distribution and retail – 0.8%
Grocery Outlet Holding Corp. (A)	6,787	207,750
Ingles Markets, Inc., Class A	1,365	112,817
Natural Grocers by Vitamin Cottage, Inc.	1,014	12,432
Performance Food Group Company (A)	531	31,987
PriceSmart, Inc.	2,111	156,341
SpartanNash Company	3,523	79,303
The Andersons, Inc.	3,384	156,172
U.S. Foods Holding Corp. (A)	5,723	251,812
United Natural Foods, Inc. (A)	4,429	86,587
Village Super Market, Inc., Class A	685	15,632
Weis Markets, Inc.	2,371	152,242
		1,263,075
Food products – 1.5%
Alico, Inc.	650	16,549
B&G Foods, Inc.	1,941	27,019
Calavo Growers, Inc.	731	21,214
Cal-Maine Foods, Inc.	4,370	196,650
Farmer Brothers Company (A)	1,069	2,961
Fresh Del Monte Produce, Inc.	3,959	101,786
Hostess Brands, Inc. (A)	28,147	712,682
Ingredion, Inc.	2,741	290,409
Limoneira Company	2,147	33,407
Pilgrim's Pride Corp. (A)	3,438	73,883
Post Holdings, Inc. (A)	3,244	281,093
Seaboard Corp.	58	206,522
Seneca Foods Corp., Class A (A)	908	29,673
The Hain Celestial Group, Inc. (A)	4,728	59,147
The Simply Good Foods Company (A)	3,540	129,529
TreeHouse Foods, Inc. (A)	4,075	205,299
Whole Earth Brands, Inc. (A)	1,600	6,432
		2,394,255
Household products – 0.3%
Central Garden & Pet Company (A)	1,553	60,210
Central Garden & Pet Company, Class A (A)	3,288	119,880
Oil-Dri Corp. of America	531	31,324
Spectrum Brands Holdings, Inc.	2,746	214,325
		425,739
Personal care products – 0.3%
BellRing Brands, Inc. (A)	3,288	120,341
Edgewell Personal Care Company	4,648	192,009
Natural Alternatives International, Inc. (A)	200	1,484
Nature's Sunshine Products, Inc. (A)	1,118	15,261
Nu Skin Enterprises, Inc., Class A	2,988	99,202
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal care products (continued)
The Honest Company, Inc. (A)	4,669	$7,844
		436,141
Tobacco – 0.0%
Universal Corp.	1,975	98,632
		5,237,296
Energy – 7.6%
Energy equipment and services – 2.2%
Archrock, Inc.	15,033	154,088
Bristow Group, Inc. (A)	2,307	66,280
ChampionX Corp.	23,000	713,920
Dril-Quip, Inc. (A)	2,386	55,522
Expro Group Holdings NV (A)	1,587	28,122
Forum Energy Technologies, Inc. (A)	377	9,647
Geospace Technologies Corp. (A)	516	4,009
Gulf Island Fabrication, Inc. (A)	3,019	9,812
Helix Energy Solutions Group, Inc. (A)	12,029	88,774
Helmerich & Payne, Inc.	6,377	226,065
Liberty Energy, Inc.	12,732	170,227
Nabors Industries, Ltd. (A)	530	49,306
National Energy Services Reunited Corp. (A)	6,084	17,948
Natural Gas Services Group, Inc. (A)	2,620	25,938
Newpark Resources, Inc. (A)	6,750	35,303
NexTier Oilfield Solutions, Inc. (A)	10,250	91,635
NOV, Inc.	9,292	149,044
Oceaneering International, Inc. (A)	5,817	108,778
Oil States International, Inc. (A)	4,041	30,186
Patterson-UTI Energy, Inc.	15,623	187,007
ProPetro Holding Corp. (A)	9,437	77,761
RPC, Inc.	15,706	112,298
SEACOR Marine Holdings, Inc. (A)	2,432	27,798
Select Water Solutions, Inc.	7,658	62,030
Solaris Oilfield Infrastructure, Inc., Class A	1,100	9,163
TechnipFMC PLC (A)	24,797	412,126
Tidewater, Inc. (A)	3,747	207,734
Transocean, Ltd. (A)	45,322	317,707
U.S. Silica Holdings, Inc. (A)	7,085	85,941
		3,534,169
Oil, gas and consumable fuels – 5.4%
Adams Resources & Energy, Inc.	724	25,449
Alto Ingredients, Inc. (A)	3,300	9,537
Antero Midstream Corp.	9,614	111,522
Antero Resources Corp. (A)	13,015	299,735
Arch Resources, Inc.	1,299	146,475
Ardmore Shipping Corp.	3,297	40,718
Berry Corp.	5,062	34,827
California Resources Corp.	4,413	199,865
Callon Petroleum Company (A)	5,698	199,829
Chord Energy Corp.	972	149,494
Civitas Resources, Inc.	486	33,714
Clean Energy Fuels Corp. (A)	13,796	68,428
CNX Resources Corp. (A)	16,589	293,957
Comstock Resources, Inc.	6,135	71,166
CONSOL Energy, Inc.	3,700	250,897
Delek US Holdings, Inc.	5,312	127,222
Denbury, Inc. (A)	906	78,152
DHT Holdings, Inc.	13,057	111,376
Dorian LPG, Ltd.	3,417	87,646
DT Midstream, Inc.	4,836	239,721
Earthstone Energy, Inc., Class A (A)	44,233	632,090
Equitrans Midstream Corp.	9,398	89,845
Evolution Petroleum Corp.	1,700	13,719
Green Plains, Inc. (A)	3,377	108,874
Hallador Energy Company (A)	1,635	14,012

The accompanying notes are an integral part of the financial statements.	126

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
HF Sinclair Corp.	10,648	$475,007
International Seaways, Inc.	3,851	147,262
Magnolia Oil & Gas Corp., Class A	29,072	607,605
Matador Resources Company	21,079	1,102,853
Murphy Oil Corp.	10,625	406,938
NACCO Industries, Inc., Class A	700	24,262
Nordic American Tankers, Ltd.	14,173	52,015
Overseas Shipholding Group, Inc., Class A (A)	5,561	23,189
Ovintiv, Inc.	1,040	39,593
PBF Energy, Inc., Class A	9,233	377,999
PDC Energy, Inc.	6,240	443,914
Peabody Energy Corp.	9,665	209,344
Permian Resources Corp.	13,015	142,644
PHX Minerals, Inc.	557	1,738
Range Resources Corp.	1,941	57,065
REX American Resources Corp. (A)	1,688	58,759
Riley Exploration Permian, Inc.	491	17,539
SandRidge Energy, Inc.	3,343	50,981
Scorpio Tankers, Inc.	4,270	201,672
SFL Corp., Ltd.	10,526	98,208
Sitio Royalties Corp., Class A	914	24,011
SM Energy Company	6,693	211,700
Southwestern Energy Company (A)	15,517	93,257
Talos Energy, Inc. (A)	5,877	81,514
Teekay Corp. (A)	5,602	33,836
Teekay Tankers, Ltd., Class A	2,780	106,279
Vitesse Energy, Inc.	1,343	30,083
World Kinect Corp.	5,267	108,922
		8,666,459
		12,200,628
Financials – 18.2%
Banks – 9.9%
1st Source Corp.	2,362	99,039
ACNB Corp.	394	13,069
Amalgamated Financial Corp.	2,221	35,736
Amerant Bancorp, Inc.	2,770	47,616
American National Bankshares, Inc.	991	28,719
Ameris Bancorp	13,647	466,864
Ames National Corp.	500	9,015
Arrow Financial Corp.	1,117	22,496
Associated Banc-Corp.	14,499	235,319
Atlantic Union Bankshares Corp.	6,662	172,879
Axos Financial, Inc. (A)	4,021	158,588
Banc of California, Inc.	5,646	65,381
Bank of Marin Bancorp	1,851	32,707
Bank OZK	8,504	341,521
BankFinancial Corp.	2,146	17,554
BankUnited, Inc.	7,029	151,475
Bankwell Financial Group, Inc.	400	9,752
Banner Corp.	3,379	147,561
Bar Harbor Bankshares	1,690	41,642
BayCom Corp.	1,125	18,765
BCB Bancorp, Inc.	1,477	17,340
Berkshire Hills Bancorp, Inc.	4,838	100,292
Blue Foundry Bancorp (A)	912	9,220
Blue Ridge Bankshares, Inc.	682	6,036
BOK Financial Corp.	3,564	287,900
Bridgewater Bancshares, Inc. (A)	798	7,860
Brookline Bancorp, Inc.	7,292	63,732
Business First Bancshares, Inc.	1,362	20,525
Byline Bancorp, Inc.	3,345	60,511
C&F Financial Corp.	627	33,670
Cadence Bank	11,653	228,865
Cambridge Bancorp	121	6,572
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Camden National Corp.	1,722	$53,330
Capital City Bank Group, Inc.	1,865	57,144
Capitol Federal Financial, Inc.	11,378	70,202
Capstar Financial Holdings, Inc.	972	11,926
Carter Bankshares, Inc. (A)	1,494	22,096
Cathay General Bancorp	6,734	216,767
Central Pacific Financial Corp.	2,460	38,647
Central Valley Community Bancorp	600	9,270
Chemung Financial Corp.	723	27,770
Citizens & Northern Corp.	960	18,528
Civista Bancshares, Inc.	1,114	19,384
CNB Financial Corp.	1,562	27,569
Colony Bankcorp, Inc.	959	9,034
Columbia Banking System, Inc.	12,909	261,795
Comerica, Inc.	2,361	100,012
Community Bank System, Inc.	3,006	140,921
Community Trust Bancorp, Inc.	1,615	57,446
ConnectOne Bancorp, Inc.	2,683	44,511
CrossFirst Bankshares, Inc. (A)	3,053	30,530
Customers Bancorp, Inc. (A)	2,568	77,708
CVB Financial Corp.	2,549	33,851
Dime Community Bancshares, Inc.	3,811	67,188
Eagle Bancorp, Inc.	2,765	58,507
Eastern Bankshares, Inc.	3,103	38,074
Enterprise Bancorp, Inc.	246	7,119
Enterprise Financial Services Corp.	2,420	94,622
Equity Bancshares, Inc., Class A	1,442	32,849
ESSA Bancorp, Inc.	897	13,410
Evans Bancorp, Inc.	380	9,473
Farmers National Banc Corp.	1,865	23,070
FB Financial Corp.	2,794	78,372
Financial Institutions, Inc.	1,481	23,311
First Bancorp (North Carolina)	3,759	111,830
First Bancorp (Puerto Rico)	16,660	203,585
First Bank	900	9,342
First Busey Corp.	4,369	87,817
First Business Financial Services, Inc.	1,366	40,283
First Commonwealth Financial Corp.	8,341	105,514
First Community Bankshares, Inc.	2,201	65,436
First Financial Bancorp	8,400	171,696
First Financial Corp.	1,432	46,497
First Financial Northwest, Inc.	1,100	12,507
First Foundation, Inc.	4,373	17,361
First Hawaiian, Inc.	9,183	165,386
First Horizon Corp.	25,469	287,036
First Internet Bancorp	777	11,538
First Interstate BancSystem, Inc., Class A	4,845	115,505
First Merchants Corp.	4,669	131,806
First Mid Bancshares, Inc.	1,570	37,900
First Northwest Bancorp	800	9,104
First Western Financial, Inc. (A)	421	7,831
Flushing Financial Corp.	2,921	35,899
FNB Corp.	23,789	272,146
FS Bancorp, Inc.	400	12,028
Fulton Financial Corp.	13,791	164,389
German American Bancorp, Inc.	1,155	31,393
Great Southern Bancorp, Inc.	1,117	56,665
Guaranty Bancshares, Inc.	693	18,766
Hancock Whitney Corp.	7,556	289,999
Hanmi Financial Corp.	3,082	46,014
HarborOne Bancorp, Inc.	4,217	36,604
Heartland Financial USA, Inc.	3,376	94,089
Heritage Commerce Corp.	5,322	44,066
Heritage Financial Corp.	2,815	45,519
Hilltop Holdings, Inc.	4,528	142,451

The accompanying notes are an integral part of the financial statements.	127

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Home Bancorp, Inc.	902	$29,955
HomeStreet, Inc.	1,802	10,668
HomeTrust Bancshares, Inc.	560	11,698
Hope Bancorp, Inc.	10,431	87,829
Horizon Bancorp, Inc.	4,654	48,448
Independent Bank Corp. (Massachusetts)	2,735	121,735
Independent Bank Corp. (Michigan)	1,806	30,630
Independent Bank Group, Inc.	2,888	99,723
International Bancshares Corp.	4,680	206,856
Investar Holding Corp.	500	6,055
Kearny Financial Corp.	6,261	44,140
Lakeland Bancorp, Inc.	5,402	72,333
LCNB Corp.	600	8,856
Live Oak Bancshares, Inc.	752	19,785
Luther Burbank Corp.	1,694	15,110
Macatawa Bank Corp.	5,091	47,244
Mercantile Bank Corp.	1,666	46,015
Metrocity Bankshares, Inc.	637	11,396
Metropolitan Bank Holding Corp. (A)	762	26,464
Mid Penn Bancorp, Inc.	1,196	26,408
Midland States Bancorp, Inc.	1,553	30,920
MidWestOne Financial Group, Inc.	1,343	28,700
MVB Financial Corp.	300	6,324
National Bank Holdings Corp., Class A	1,336	38,797
National Bankshares, Inc.	622	18,156
NBT Bancorp, Inc.	2,964	94,403
New York Community Bancorp, Inc.	39,746	446,745
Nicolet Bankshares, Inc.	928	63,020
Northeast Bank	770	32,086
Northfield Bancorp, Inc.	4,825	52,979
Northrim BanCorp, Inc.	647	25,447
Northwest Bancshares, Inc.	9,669	102,491
Norwood Financial Corp.	1,188	35,082
OceanFirst Financial Corp.	5,012	78,287
OFG Bancorp	4,124	107,554
Old National Bancorp	18,139	252,858
Old Second Bancorp, Inc.	2,721	35,536
OP Bancorp	1,000	8,430
Origin Bancorp, Inc.	1,486	43,540
Orrstown Financial Services, Inc.	500	9,575
Pacific Premier Bancorp, Inc.	6,740	139,383
PacWest Bancorp (C)	8,040	65,526
Pathward Financial, Inc.	2,595	120,304
PCB Bancorp	836	12,298
Peapack-Gladstone Financial Corp.	1,625	44,005
Penns Woods Bancorp, Inc. (C)	1,188	29,736
Peoples Bancorp, Inc.	2,883	76,544
Pinnacle Financial Partners, Inc.	7,975	451,784
Popular, Inc.	5,455	330,137
Preferred Bank	659	36,238
Premier Financial Corp.	2,871	45,993
Primis Financial Corp.	3,850	32,417
Prosperity Bancshares, Inc.	5,736	323,969
Provident Financial Holdings, Inc.	1,778	22,972
Provident Financial Services, Inc.	6,184	101,047
QCR Holdings, Inc.	1,449	59,452
RBB Bancorp	1,075	12,836
Renasant Corp.	3,529	92,213
Republic Bancorp, Inc., Class A	1,449	61,583
Riverview Bancorp, Inc.	3,925	19,782
S&T Bancorp, Inc.	3,436	93,425
Sandy Spring Bancorp, Inc.	3,344	75,842
Seacoast Banking Corp. of Florida	2,221	49,084
Shore Bancshares, Inc.	2,225	25,721
Sierra Bancorp	1,759	29,850
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Simmons First National Corp., Class A	9,236	$159,321
SmartFinancial, Inc.	886	19,058
South Plains Financial, Inc.	443	9,972
Southern First Bancshares, Inc. (A)	537	13,291
Southern Missouri Bancorp, Inc.	1,012	38,911
Southside Bancshares, Inc.	1,224	32,020
SouthState Corp.	3,911	257,344
Stellar Bancorp, Inc.	3,959	90,622
Synovus Financial Corp.	4,658	140,905
Territorial Bancorp, Inc.	1,722	21,146
Texas Capital Bancshares, Inc. (A)	3,434	176,851
The Bank of NT Butterfield & Son, Ltd.	904	24,733
The Community Financial Corp.	300	8,127
The First Bancorp, Inc.	1,316	32,031
The First Bancshares, Inc.	1,916	49,509
The First of Long Island Corp.	2,386	28,680
The Hingham Institution for Savings	69	14,709
Tompkins Financial Corp.	268	14,928
Towne Bank	4,917	114,271
TriCo Bancshares	1,061	35,225
Triumph Financial, Inc. (A)	540	32,789
Trustmark Corp.	4,932	104,164
UMB Financial Corp.	1,043	63,519
United Bankshares, Inc.	7,422	220,211
United Community Banks, Inc.	6,679	166,908
Unity Bancorp, Inc.	430	10,144
Univest Financial Corp.	2,739	49,521
Valley National Bancorp	24,313	188,426
Veritex Holdings, Inc.	3,741	67,076
Washington Federal, Inc.	4,842	128,410
Washington Trust Bancorp, Inc.	1,035	27,748
Webster Financial Corp.	7,167	270,554
WesBanco, Inc.	5,027	128,741
Western New England Bancorp, Inc.	3,609	21,077
Wintrust Financial Corp.	3,366	244,439
WSFS Financial Corp.	4,396	165,817
Zions Bancorp NA	6,476	173,945
		15,840,221
Capital markets – 2.0%
Avantax, Inc. (A)	2,434	54,473
Houlihan Lokey, Inc.	7,281	715,795
Invesco, Ltd.	24,463	411,223
Janus Henderson Group PLC	9,860	268,685
Jefferies Financial Group, Inc.	11,412	378,536
Oppenheimer Holdings, Inc., Class A	1,182	47,493
PJT Partners, Inc., Class A	10,151	706,916
Stifel Financial Corp.	8,150	486,311
StoneX Group, Inc. (A)	1,375	114,235
Virtus Investment Partners, Inc.	126	24,881
		3,208,548
Consumer finance – 1.2%
Ally Financial, Inc.	16,381	442,451
Atlanticus Holdings Corp. (A)	505	21,215
Bread Financial Holdings, Inc.	4,838	151,865
Consumer Portfolio Services, Inc. (A)	1,066	12,440
Encore Capital Group, Inc. (A)	2,509	121,988
Enova International, Inc. (A)	3,425	181,936
EZCORP, Inc., Class A (A)	4,801	40,232
Green Dot Corp., Class A (A)	3,440	64,466
LendingClub Corp. (A)	7,056	68,796
LendingTree, Inc. (A)	1,183	26,156
Navient Corp.	13,508	250,979
Nelnet, Inc., Class A	2,648	255,479
Nicholas Financial, Inc. (A)	75	376
OneMain Holdings, Inc.	3,073	134,259

The accompanying notes are an integral part of the financial statements.	128

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
PRA Group, Inc. (A)	3,071	$70,172
PROG Holdings, Inc. (A)	2,293	73,651
Regional Management Corp.	573	17,477
		1,933,938
Financial services – 2.0%
Acacia Research Corp. (A)	2,172	9,036
Alerus Financial Corp.	904	16,254
A-Mark Precious Metals, Inc.	1,251	46,831
BM Technologies, Inc. (A)	367	1,094
California First Leasing Corp. (A)	880	12,584
Cannae Holdings, Inc. (A)	3,941	79,648
Essent Group, Ltd.	1,754	82,087
Federal Agricultural Mortgage Corp., Class C	594	85,382
Flywire Corp. (A)	33,784	1,048,655
Jackson Financial, Inc., Class A	5,691	174,202
Merchants Bancorp	1,376	35,198
MGIC Investment Corp.	16,087	254,014
Mr. Cooper Group, Inc. (A)	3,087	156,326
NMI Holdings, Inc., Class A (A)	5,822	150,324
Ocwen Financial Corp. (A)	315	9,441
PennyMac Financial Services, Inc.	3,525	247,843
Radian Group, Inc.	10,338	261,345
TFS Financial Corp.	1,010	12,696
TrustCo Bank Corp. NY	1,826	52,242
Voya Financial, Inc.	5,033	360,916
Walker & Dunlop, Inc.	615	48,640
Waterstone Financial, Inc.	3,099	44,905
		3,189,663
Insurance – 3.1%
Ambac Financial Group, Inc. (A)	3,281	46,721
American Equity Investment Life Holding Company	7,384	384,780
Argo Group International Holdings, Ltd.	2,597	76,897
Assured Guaranty, Ltd.	5,779	322,468
Axis Capital Holdings, Ltd.	5,166	278,086
Brighthouse Financial, Inc. (A)	5,409	256,116
CNA Financial Corp.	1,005	38,813
CNO Financial Group, Inc.	7,507	177,691
Donegal Group, Inc., Class A	2,876	41,501
Employers Holdings, Inc.	2,283	85,407
Enstar Group, Ltd. (A)	1,090	266,222
Everest Re Group, Ltd.	52	17,777
F&G Annuities & Life, Inc.	192	4,758
Fidelity National Financial, Inc.	3,472	124,992
First American Financial Corp.	5,925	337,844
Genworth Financial, Inc., Class A (A)	36,213	181,065
Greenlight Capital Re, Ltd., Class A (A)	2,616	27,560
Hallmark Finl Services, Inc. (A)	400	2,240
Heritage Insurance Holdings, Inc. (A)	657	2,529
Horace Mann Educators Corp.	3,303	97,967
Investors Title Company	189	27,594
James River Group Holdings, Ltd.	2,157	39,387
Kemper Corp.	4,019	193,957
MBIA, Inc. (A)	1,892	16,347
Mercury General Corp.	3,607	109,184
National Western Life Group, Inc., Class A	221	91,839
Old Republic International Corp.	15,344	386,208
Oscar Health, Inc., Class A (A)	6,663	53,704
ProAssurance Corp.	4,655	70,244
Reinsurance Group of America, Inc.	80	11,095
Safety Insurance Group, Inc.	612	43,893
SiriusPoint, Ltd. (A)	10,334	93,316
Stewart Information Services Corp.	1,817	74,751
Tiptree, Inc.	3,689	55,372
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
United Fire Group, Inc.	1,897	$42,986
Universal Insurance Holdings, Inc.	3,287	50,718
Unum Group	10,883	519,119
White Mountains Insurance Group, Ltd.	205	284,727
		4,935,875
		29,108,245
Health care – 11.8%
Biotechnology – 3.5%
Achillion Pharmaceuticals, Inc. (A)(B)	10,940	16,623
Agios Pharmaceuticals, Inc. (A)	6,006	170,090
Allogene Therapeutics, Inc. (A)	4,442	22,077
AnaptysBio, Inc. (A)	1,489	30,286
Anika Therapeutics, Inc. (A)	1,585	41,178
Arcus Biosciences, Inc. (A)	3,846	78,112
Arcutis Biotherapeutics, Inc. (A)	29,090	277,228
Avidity Biosciences, Inc. (A)	2,235	24,786
Avita Medical, Inc. (A)	2,616	44,498
BioCryst Pharmaceuticals, Inc. (A)	61,718	434,495
Crinetics Pharmaceuticals, Inc. (A)	27,845	501,767
Dynavax Technologies Corp. (A)	7,701	99,497
Eagle Pharmaceuticals, Inc. (A)	585	11,372
Editas Medicine, Inc. (A)	3,778	31,093
Emergent BioSolutions, Inc. (A)	2,676	19,669
Generation Bio Company (A)	4,046	22,253
Halozyme Therapeutics, Inc. (A)	15,690	565,938
Insmed, Inc. (A)	24,975	526,973
Ironwood Pharmaceuticals, Inc. (A)	11,336	120,615
iTeos Therapeutics, Inc. (A)	1,538	20,363
Kodiak Sciences, Inc. (A)	1,185	8,177
Kura Oncology, Inc. (A)	2,404	25,434
Myriad Genetics, Inc. (A)	5,783	134,050
PDL BioPharma, Inc. (A)(B)	5,434	1,793
REGENXBIO, Inc. (A)	1,693	33,843
Sage Therapeutics, Inc. (A)	2,666	125,355
Sutro Biopharma, Inc. (A)	1,765	8,207
Travere Therapeutics, Inc. (A)	28,022	430,418
Ultragenyx Pharmaceutical, Inc. (A)	8,770	404,560
Vanda Pharmaceuticals, Inc. (A)	4,716	31,078
Veracyte, Inc. (A)	20,685	526,847
Vericel Corp. (A)	19,187	720,856
Xencor, Inc. (A)	1,408	35,158
		5,544,689
Health care equipment and supplies – 2.4%
AngioDynamics, Inc. (A)	3,198	33,355
Artivion, Inc. (A)	20,042	344,522
AtriCure, Inc. (A)	11,138	549,772
Avanos Medical, Inc. (A)	3,807	97,307
Dentsply Sirona, Inc.	2,856	114,297
Enovis Corp. (A)	4,807	308,225
Envista Holdings Corp. (A)	9,502	321,548
FONAR Corp. (A)	463	7,917
Globus Medical, Inc., Class A (A)	9,480	564,439
ICU Medical, Inc. (A)	2,238	398,789
Inogen, Inc. (A)	1,678	19,381
Integer Holdings Corp. (A)	2,433	215,588
Integra LifeSciences Holdings Corp. (A)	9,413	387,157
Kewaunee Scientific Corp. (A)	83	1,286
LENSAR, Inc. (A)	783	3,328
LivaNova PLC (A)	1,624	83,522
NuVasive, Inc. (A)	2,101	87,381
Omnicell, Inc. (A)	344	25,342
OraSure Technologies, Inc. (A)	4,040	20,240
Orthofix Medical, Inc. (A)	2,161	39,028
UFP Technologies, Inc. (A)	300	58,155

The accompanying notes are an integral part of the financial statements.	129

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Utah Medical Products, Inc.	289	$26,935
Varex Imaging Corp. (A)	4,007	94,445
		3,801,959
Health care providers and services – 2.8%
Acadia Healthcare Company, Inc. (A)	12,599	1,003,384
Addus HomeCare Corp. (A)	1,766	163,708
Agiliti, Inc. (A)	3,789	62,519
Amedisys, Inc. (A)	2,199	201,077
Brookdale Senior Living, Inc. (A)	14,458	61,013
Castle Biosciences, Inc. (A)	9,243	126,814
Cross Country Healthcare, Inc. (A)	2,734	76,771
Enhabit, Inc. (A)	1,091	12,547
Fulgent Genetics, Inc. (A)	1,997	73,949
HealthEquity, Inc. (A)	9,467	597,746
National HealthCare Corp.	1,428	88,279
NeoGenomics, Inc. (A)	4,116	66,144
OPKO Health, Inc. (A)	8,398	18,224
Owens & Minor, Inc. (A)	3,760	71,590
Patterson Companies, Inc.	6,467	215,092
Pediatrix Medical Group, Inc. (A)	5,689	80,841
PetIQ, Inc. (A)	1,147	17,400
Premier, Inc., Class A	6,862	189,803
Select Medical Holdings Corp.	1,202	38,296
Universal Health Services, Inc., Class B	3,600	567,972
US Physical Therapy, Inc.	5,674	688,767
		4,421,936
Health care technology – 0.2%
American Well Corp., Class A (A)	9,568	20,093
Certara, Inc. (A)	5,777	105,199
Computer Programs and Systems, Inc. (A)	1,067	26,344
HealthStream, Inc.	1,969	48,359
NextGen Healthcare, Inc. (A)	2,912	47,233
Veradigm, Inc. (A)	11,365	143,199
		390,427
Life sciences tools and services – 1.2%
Azenta, Inc. (A)	16,200	756,216
CryoPort, Inc. (A)	15,940	274,965
Harvard Bioscience, Inc. (A)	5,200	28,548
Medpace Holdings, Inc. (A)	3,432	824,263
Mesa Laboratories, Inc.	169	21,717
OmniAb, Inc. (A)	3,101	15,598
OmniAb, Inc., $12.50 Earnout Shares (A)(B)	240	0
OmniAb, Inc., $15.00 Earnout Shares (A)(B)	240	0
Personalis, Inc. (A)	1,146	2,154
Seer, Inc. (A)	2,095	8,946
Syneos Health, Inc. (A)	1,384	58,322
		1,990,729
Pharmaceuticals – 1.7%
Amphastar Pharmaceuticals, Inc. (A)	853	49,022
ANI Pharmaceuticals, Inc. (A)	800	43,064
Cumberland Pharmaceuticals, Inc. (A)	956	1,405
Elanco Animal Health, Inc. (A)	21,355	214,831
Innoviva, Inc. (A)	7,202	91,681
Intra-Cellular Therapies, Inc. (A)	10,827	685,566
Ligand Pharmaceuticals, Inc. (A)	1,152	83,059
Nektar Therapeutics (A)	10,585	6,088
Organon & Company	695	14,463
Perrigo Company PLC	8,302	281,853
Phathom Pharmaceuticals, Inc. (A)	26,996	386,583
Phibro Animal Health Corp., Class A	1,429	19,577
Prestige Consumer Healthcare, Inc. (A)	3,612	214,661
Supernus Pharmaceuticals, Inc. (A)	18,721	562,753
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Taro Pharmaceutical Industries, Ltd. (A)	1,003	$38,044
		2,692,650
		18,842,390
Industrials – 20.7%
Aerospace and defense – 1.1%
AAR Corp. (A)	3,353	193,669
AerSale Corp. (A)	635	9,335
Astronics Corp. (A)	1,700	33,762
Ducommun, Inc. (A)	1,245	54,245
Hexcel Corp.	12,125	921,743
Kaman Corp.	1,770	43,064
Kratos Defense & Security Solutions, Inc. (A)	3,850	55,209
Mercury Systems, Inc. (A)	2,355	81,459
Moog, Inc., Class A	1,548	167,850
National Presto Industries, Inc.	644	47,141
Park Aerospace Corp.	2,083	28,745
Parsons Corp. (A)	721	34,709
SIFCO Industries, Inc. (A)	1,000	2,460
V2X, Inc. (A)	1,029	50,997
		1,724,388
Air freight and logistics – 0.2%
Air Transport Services Group, Inc. (A)	7,279	137,355
Hub Group, Inc., Class A (A)	2,418	194,214
Radiant Logistics, Inc. (A)	3,764	25,294
		356,863
Building products – 2.2%
American Woodmark Corp. (A)	1,309	99,968
Apogee Enterprises, Inc.	2,178	103,390
AZZ, Inc.	1,376	59,801
Builders FirstSource, Inc. (A)	7,364	1,001,504
Gibraltar Industries, Inc. (A)	13,786	867,415
Hayward Holdings, Inc. (A)	2,363	30,365
Insteel Industries, Inc.	1,689	52,562
JELD-WEN Holding, Inc. (A)	4,097	71,861
Masonite International Corp. (A)	872	89,328
Masterbrand, Inc. (A)	538	6,257
Owens Corning	1,092	142,506
PGT Innovations, Inc. (A)	2,094	61,040
Quanex Building Products Corp.	3,929	105,494
Resideo Technologies, Inc. (A)	10,435	184,282
The AZEK Company, Inc. (A)	9,070	274,730
UFP Industries, Inc.	3,823	371,022
		3,521,525
Commercial services and supplies – 0.9%
ABM Industries, Inc.	5,899	251,592
ACCO Brands Corp.	8,323	43,363
Acme United Corp.	733	18,281
Brady Corp., Class A	2,444	116,261
BrightView Holdings, Inc. (A)	6,940	49,829
CECO Environmental Corp. (A)	3,081	41,162
Civeo Corp. (A)	673	13,110
Clean Harbors, Inc. (A)	371	61,004
Deluxe Corp.	3,291	57,527
Ennis, Inc.	2,608	53,151
Enviri Corp. (A)	7,551	74,528
Healthcare Services Group, Inc.	2,180	32,547
Heritage-Crystal Clean, Inc. (A)	1,877	70,932
HNI Corp.	1,894	53,373
Interface, Inc.	2,884	25,350
Matthews International Corp., Class A	2,517	107,275
MillerKnoll, Inc.	1,587	23,456
NL Industries, Inc.	3,260	18,028

The accompanying notes are an integral part of the financial statements.	130

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
OPENLANE, Inc. (A)	8,224	$125,169
SP Plus Corp. (A)	400	15,644
Steelcase, Inc., Class A	6,532	50,362
UniFirst Corp.	667	103,392
Virco Manufacturing Corp. (A)	1,200	5,004
VSE Corp.	1,368	74,816
		1,485,156
Construction and engineering – 1.3%
API Group Corp. (A)	3,732	101,734
Arcosa, Inc.	4,310	326,569
Argan, Inc.	1,446	56,987
Concrete Pumping Holdings, Inc. (A)	1,800	14,454
Dycom Industries, Inc. (A)	1,471	167,179
Fluor Corp. (A)	3,410	100,936
Granite Construction, Inc.	3,746	149,016
Great Lakes Dredge & Dock Corp. (A)	6,888	56,206
IES Holdings, Inc. (A)	1,180	67,118
MasTec, Inc. (A)	2,816	332,204
Matrix Service Company (A)	2,731	16,086
MDU Resources Group, Inc.	6,327	132,487
MYR Group, Inc. (A)	1,212	167,668
Northwest Pipe Company (A)	1,306	39,493
Orion Group Holdings, Inc. (A)	4,263	11,979
Primoris Services Corp.	3,474	105,853
Sterling Infrastructure, Inc. (A)	2,528	141,062
Tutor Perini Corp. (A)	4,167	29,794
		2,016,825
Electrical equipment – 2.0%
Allied Motion Technologies, Inc.	300	11,982
American Superconductor Corp. (A)	1,655	10,360
Atkore, Inc. (A)	9,816	1,530,674
Encore Wire Corp.	1,762	327,609
EnerSys	1,533	166,361
LSI Industries, Inc.	4,131	51,885
nVent Electric PLC	3,155	163,019
Powell Industries, Inc.	1,244	75,374
Preformed Line Products Company	492	76,801
Regal Rexnord Corp.	3,159	486,170
Sensata Technologies Holding PLC	3,072	138,209
Sunrun, Inc. (A)	2,009	35,881
Thermon Group Holdings, Inc. (A)	3,483	92,648
Ultralife Corp. (A)	1,984	9,603
		3,176,576
Ground transportation – 1.2%
ArcBest Corp.	2,462	243,246
Covenant Logistics Group, Inc.	1,513	66,315
Heartland Express, Inc.	4,107	67,396
Knight-Swift Transportation Holdings, Inc.	8,340	463,370
Marten Transport, Ltd.	6,368	136,912
PAM Transportation Services, Inc. (A)	2,085	55,815
Patriot Transportation Holding, Inc. (A)	450	3,762
Ryder System, Inc.	3,393	287,692
Schneider National, Inc., Class B	3,459	99,342
U.S. Xpress Enterprises, Inc., Class A (A)	2,111	12,962
U-Haul Holding Company, Series N	4,257	215,702
Universal Logistics Holdings, Inc.	600	17,286
Werner Enterprises, Inc.	4,155	183,568
		1,853,368
Machinery – 5.1%
3D Systems Corp. (A)	5,104	50,683
AGCO Corp.	1,707	224,334
Alamo Group, Inc.	5,170	950,815
Albany International Corp., Class A	743	69,307
Astec Industries, Inc.	2,415	109,738
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Barnes Group, Inc.	4,989	$210,486
CIRCOR International, Inc. (A)	441	24,894
Columbus McKinnon Corp.	2,178	88,536
Commercial Vehicle Group, Inc. (A)	2,492	27,661
EnPro Industries, Inc.	1,502	200,562
Esab Corp.	2,502	166,483
ESCO Technologies, Inc.	1,885	195,343
Federal Signal Corp.	3,670	234,990
Flowserve Corp.	699	25,968
Gates Industrial Corp. PLC (A)	18,170	244,932
Gencor Industries, Inc. (A)	2,100	32,718
Graham Corp. (A)	333	4,422
Helios Technologies, Inc.	5,217	344,792
Hillenbrand, Inc.	11,934	611,976
Hurco Companies, Inc.	1,054	22,819
Hyster-Yale Materials Handling, Inc.	466	26,021
Kennametal, Inc.	6,313	179,226
LB Foster Company, Class A (A)	1,699	24,262
Luxfer Holdings PLC	633	9,008
Mayville Engineering Company, Inc. (A)	1,096	13,656
Miller Industries, Inc.	1,434	50,864
Mueller Industries, Inc.	2,004	174,909
Mueller Water Products, Inc., Class A	2,340	37,978
NN, Inc. (A)	2,376	5,679
Oshkosh Corp.	1,276	110,489
Park-Ohio Holdings Corp.	749	14,231
Perma-Pipe International Holdings, Inc. (A)	1,100	10,461
Proto Labs, Inc. (A)	1,588	55,516
RBC Bearings, Inc. (A)	3,907	849,655
REV Group, Inc.	5,224	69,270
SPX Technologies, Inc. (A)	12,160	1,033,235
Standex International Corp.	310	43,856
Tennant Company	694	56,290
Terex Corp.	1,393	83,343
The Eastern Company	1,471	26,610
The Gorman-Rupp Company	1,454	41,919
The Greenbrier Companies, Inc.	2,830	121,973
The LS Starrett Company, Class A (A)	1,530	15,989
The Manitowoc Company, Inc. (A)	3,343	62,949
The Shyft Group, Inc.	33,097	730,120
The Timken Company	2,179	199,444
Titan International, Inc. (A)	3,936	45,185
Trinity Industries, Inc.	7,997	205,603
Twin Disc, Inc. (A)	1,650	18,579
Wabash National Corp.	1,980	50,767
		8,208,546
Marine transportation – 0.4%
Costamare, Inc.	9,592	92,755
Eagle Bulk Shipping, Inc.	1,293	62,116
Eneti, Inc.	1,112	13,466
Genco Shipping & Trading, Ltd.	4,550	63,837
Kirby Corp. (A)	2,166	166,674
Matson, Inc.	2,868	222,930
Pangaea Logistics Solutions, Ltd.	1,768	11,969
		633,747
Passenger airlines – 0.7%
Alaska Air Group, Inc. (A)	7,840	416,931
Allegiant Travel Company (A)	1,247	157,471
Copa Holdings SA, Class A	905	100,075
Hawaiian Holdings, Inc. (A)	3,931	42,337
JetBlue Airways Corp. (A)	22,528	199,598
Mesa Air Group, Inc. (A)	1,399	3,567
SkyWest, Inc. (A)	3,644	148,384

The accompanying notes are an integral part of the financial statements.	131

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Passenger airlines (continued)
Spirit Airlines, Inc.	5,129	$88,014
		1,156,377
Professional services – 2.6%
Asure Software, Inc. (A)	1,391	16,915
Barrett Business Services, Inc.	203	17,702
BGSF, Inc.	800	7,624
CACI International, Inc., Class A (A)	2,478	844,602
CBIZ, Inc. (A)	3,282	174,865
Clarivate PLC (A)	21,840	208,135
Concentrix Corp.	1,811	146,238
Conduent, Inc. (A)	14,444	49,110
CRA International, Inc.	722	73,644
Dun & Bradstreet Holdings, Inc.	6,331	73,250
Exponent, Inc.	8,590	801,619
First Advantage Corp. (A)	1,878	28,940
Heidrick & Struggles International, Inc.	1,672	44,258
Huron Consulting Group, Inc. (A)	1,411	119,808
ICF International, Inc.	1,429	177,753
Kelly Services, Inc., Class A	3,287	57,884
Korn Ferry	3,492	172,994
ManpowerGroup, Inc.	1,014	80,512
Mistras Group, Inc. (A)	2,232	17,231
NV5 Global, Inc. (A)	533	59,040
Paycor HCM, Inc. (A)	32,189	761,914
RCM Technologies, Inc. (A)	300	5,520
Resources Connection, Inc.	4,120	64,725
TrueBlue, Inc. (A)	3,219	57,008
Willdan Group, Inc. (A)	400	7,664
		4,068,955
Trading companies and distributors – 3.0%
Air Lease Corp.	8,638	361,500
Alta Equipment Group, Inc.	1,696	29,392
Beacon Roofing Supply, Inc. (A)	4,604	382,040
BlueLinx Holdings, Inc. (A)	893	83,746
Boise Cascade Company	3,470	313,515
Distribution Solutions Group, Inc. (A)	653	33,995
DXP Enterprises, Inc. (A)	1,767	64,336
GATX Corp.	2,464	317,215
GMS, Inc. (A)	1,599	110,651
Herc Holdings, Inc.	249	34,076
Hudson Technologies, Inc. (A)	2,645	25,445
McGrath RentCorp	1,500	138,720
MRC Global, Inc. (A)	2,745	27,642
NOW, Inc. (A)	7,656	79,316
Rush Enterprises, Inc., Class A	3,581	217,510
Rush Enterprises, Inc., Class B	1,117	76,023
SiteOne Landscape Supply, Inc. (A)	6,448	1,079,137
Textainer Group Holdings, Ltd.	3,510	138,224
Titan Machinery, Inc. (A)	2,366	69,797
Triton International, Ltd.	4,778	397,816
Univar Solutions, Inc. (A)	3,996	143,217
Veritiv Corp.	1,106	138,925
WESCO International, Inc.	2,696	482,746
Willis Lease Finance Corp. (A)	406	15,887
		4,760,871
		32,963,197
Information technology – 11.6%
Communications equipment – 0.9%
Aviat Networks, Inc. (A)	829	27,664
Comtech Telecommunications Corp.	2,706	24,733
Digi International, Inc. (A)	4,035	158,939
Juniper Networks, Inc.	6,436	201,640
KVH Industries, Inc. (A)	910	8,317
NETGEAR, Inc. (A)	3,326	47,096
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
NetScout Systems, Inc. (A)	5,946	$184,029
Optical Cable Corp. (A)	931	3,761
Ribbon Communications, Inc. (A)	8,541	23,829
TESSCO Technologies, Inc. (A)	1,750	15,663
Viasat, Inc. (A)	5,154	212,654
Viavi Solutions, Inc. (A)	51,307	581,308
		1,489,633
Electronic equipment, instruments and components – 4.1%
Arrow Electronics, Inc. (A)	5,768	826,151
Avnet, Inc.	9,371	472,767
Bel Fuse, Inc., Class B	1,641	94,210
Belden, Inc.	2,104	201,248
Benchmark Electronics, Inc.	3,813	98,490
Climb Global Solutions, Inc.	314	15,028
Coherent Corp. (A)	192	9,788
CTS Corp.	3,299	140,636
Daktronics, Inc. (A)	3,929	25,146
ePlus, Inc. (A)	1,596	89,855
Fabrinet (A)	990	128,581
FARO Technologies, Inc. (A)	684	11,081
Flex, Ltd. (A)	8,550	236,322
Frequency Electronics, Inc.	1,783	11,803
Insight Enterprises, Inc. (A)	2,190	320,485
Itron, Inc. (A)	2,223	160,278
Jabil, Inc.	1,144	123,472
Key Tronic Corp. (A)	1,900	10,773
Kimball Electronics, Inc. (A)	3,036	83,885
Knowles Corp. (A)	7,107	128,352
Methode Electronics, Inc.	2,971	99,588
Mirion Technologies, Inc. (A)	1,282	10,833
Novanta, Inc. (A)	7,032	1,294,591
OSI Systems, Inc. (A)	1,091	128,553
PC Connection, Inc.	2,391	107,834
Plexus Corp. (A)	2,005	196,971
RF Industries, Ltd. (A)	120	498
Richardson Electronics, Ltd.	1,461	24,107
Rogers Corp. (A)	1,273	206,137
Sanmina Corp. (A)	4,939	297,674
ScanSource, Inc. (A)	2,542	75,142
TD SYNNEX Corp.	3,838	360,772
TTM Technologies, Inc. (A)	9,137	127,004
Vishay Intertechnology, Inc.	10,499	308,671
Vishay Precision Group, Inc. (A)	1,686	62,635
		6,489,361
IT services – 0.8%
Brightcove, Inc. (A)	2,443	9,796
DXC Technology Company (A)	14,550	388,776
Fastly, Inc., Class A (A)	4,758	75,034
Information Services Group, Inc.	4,400	23,584
Kyndryl Holdings, Inc. (A)	9,725	129,148
PFSweb, Inc.	1,835	8,294
Thoughtworks Holding, Inc. (A)	77,550	585,503
		1,220,135
Semiconductors and semiconductor equipment – 3.2%
Allegro MicroSystems, Inc. (A)	11,950	539,423
Alpha & Omega Semiconductor, Ltd. (A)	2,746	90,069
Amkor Technology, Inc.	18,705	556,474
Amtech Systems, Inc. (A)	2,404	22,982
AXT, Inc. (A)	4,229	14,548
CEVA, Inc. (A)	1,976	50,487
Cohu, Inc. (A)	4,842	201,234
Diodes, Inc. (A)	1,716	158,713
FormFactor, Inc. (A)	5,202	178,012
Ichor Holdings, Ltd. (A)	2,659	99,713

The accompanying notes are an integral part of the financial statements.	132

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Kulicke & Soffa Industries, Inc.	4,804	$285,598
MACOM Technology Solutions Holdings, Inc. (A)	9,696	635,379
Magnachip Semiconductor Corp. (A)	2,526	28,241
MaxLinear, Inc. (A)	981	30,960
MKS Instruments, Inc.	127	13,729
Onto Innovation, Inc. (A)	1,755	204,405
Photronics, Inc. (A)	5,882	151,697
Power Integrations, Inc.	9,484	897,850
Semtech Corp. (A)	1,339	34,091
Silicon Laboratories, Inc. (A)	4,937	778,762
Ultra Clean Holdings, Inc. (A)	3,668	141,071
Veeco Instruments, Inc. (A)	2,996	76,937
		5,190,375
Software – 2.2%
ACI Worldwide, Inc. (A)	9,923	229,916
Adeia, Inc.	4,859	53,498
Appfolio, Inc., Class A (A)	4,782	823,173
Aware, Inc. (A)	2,160	3,413
Cerence, Inc. (A)	773	22,595
Cognyte Software, Ltd. (A)	402	2,448
Consensus Cloud Solutions, Inc. (A)	218	6,758
CyberArk Software, Ltd. (A)	5,485	857,470
Digital Turbine, Inc. (A)	2,201	20,425
Ebix, Inc.	2,981	75,121
InterDigital, Inc.	1,646	158,921
LiveRamp Holdings, Inc. (A)	1,737	49,609
Mitek Systems, Inc. (A)	1,915	20,759
ON24, Inc.	2,666	21,648
OneSpan, Inc. (A)	1,048	15,552
Rapid7, Inc. (A)	6,881	311,572
SecureWorks Corp., Class A (A)	1,000	7,230
SolarWinds Corp. (A)	8,968	92,012
The Descartes Systems Group, Inc. (A)	9,433	755,678
Upland Software, Inc. (A)	1,064	3,830
Verint Systems, Inc. (A)	1,067	37,409
Xperi, Inc. (A)	1,943	25,550
		3,594,587
Technology hardware, storage and peripherals – 0.4%
AstroNova, Inc. (A)	1,439	20,866
Stratasys, Ltd. (A)	4,814	85,497
Super Micro Computer, Inc. (A)	1,127	280,905
Xerox Holdings Corp.	12,185	181,435
		568,703
		18,552,794
Materials – 6.8%
Chemicals – 2.8%
AdvanSix, Inc.	2,405	84,127
American Vanguard Corp.	2,933	52,413
Ashland, Inc.	2,990	259,861
Avient Corp.	18,855	771,170
Balchem Corp.	4,713	635,360
Chase Corp.	504	61,095
Core Molding Technologies, Inc. (A)	1,000	22,750
Eastman Chemical Company	469	39,265
Ecovyst, Inc. (A)	9,373	107,415
Element Solutions, Inc.	7,035	135,072
FutureFuel Corp.	4,276	37,843
Hawkins, Inc.	1,460	69,627
HB Fuller Company	3,339	238,772
Huntsman Corp.	15,185	410,299
Innospec, Inc.	1,890	189,832
Intrepid Potash, Inc. (A)	1,117	25,345
Koppers Holdings, Inc.	1,694	57,765
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Kronos Worldwide, Inc.	3,820	$33,349
LSB Industries, Inc. (A)	1,567	15,435
Mativ Holdings, Inc.	3,903	59,013
Minerals Technologies, Inc.	2,317	133,668
Olin Corp.	1,947	100,056
Quaker Chemical Corp.	2,566	500,113
Rayonier Advanced Materials, Inc. (A)	4,555	19,495
Stepan Company	1,655	158,152
Trinseo PLC	2,965	37,567
Tronox Holdings PLC	11,517	146,381
		4,401,240
Construction materials – 0.3%
Knife River Corp. (A)	1,581	68,774
Summit Materials, Inc., Class A (A)	7,349	278,160
United States Lime & Minerals, Inc.	686	143,299
		490,233
Containers and packaging – 0.8%
Berry Global Group, Inc.	7,897	508,093
Greif, Inc., Class A	1,784	122,900
Greif, Inc., Class B	913	70,529
Myers Industries, Inc.	617	11,988
O-I Glass, Inc. (A)	2,514	53,624
Pactiv Evergreen, Inc.	3,705	28,047
Ranpak Holdings Corp. (A)	1,842	8,326
Silgan Holdings, Inc.	206	9,659
Sonoco Products Company	1,332	78,615
TriMas Corp.	1,856	51,021
Westrock Company	13,906	404,247
		1,347,049
Metals and mining – 2.8%
Alcoa Corp.	11,756	398,881
Alpha Metallurgical Resources, Inc.	393	64,593
Ampco-Pittsburgh Corp. (A)	1,644	5,228
Arconic Corp. (A)	9,439	279,206
Ascent Industries Company (A)	2,209	20,080
Carpenter Technology Corp.	4,715	264,653
Century Aluminum Company (A)	4,406	38,420
Cleveland-Cliffs, Inc. (A)	28,008	469,414
Coeur Mining, Inc. (A)	21,745	61,756
Commercial Metals Company	7,902	416,119
Compass Minerals International, Inc.	697	23,698
Friedman Industries, Inc.	1,511	19,039
Gold Resource Corp.	6,900	4,347
Haynes International, Inc.	1,127	57,274
Hecla Mining Company	42,155	217,098
Materion Corp.	1,721	196,538
Nexa Resources SA	900	4,374
Olympic Steel, Inc.	1,438	70,462
Reliance Steel & Aluminum Company	2,550	692,555
Ryerson Holding Corp.	2,583	112,051
Schnitzer Steel Industries, Inc., Class A	3,077	92,279
SunCoke Energy, Inc.	6,433	50,628
TimkenSteel Corp. (A)	3,682	79,421
Tredegar Corp.	1,654	11,032
U.S. Steel Corp.	13,527	338,310
Universal Stainless & Alloy Products, Inc. (A)	1,562	21,884
Warrior Met Coal, Inc.	3,785	147,426
Worthington Industries, Inc.	3,451	239,741
		4,396,507
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	1,597	50,018
Glatfelter Corp. (A)	4,610	13,922
Mercer International, Inc.	7,458	60,186

The accompanying notes are an integral part of the financial statements.	133

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Paper and forest products (continued)
Resolute Forest Products, Inc. (A)(B)	7,541	$10,708
		134,834
		10,769,863
Real estate – 1.6%
Hotel and resort REITs – 0.4%
Ryman Hospitality Properties, Inc.	6,377	592,551
Industrial REITs – 0.4%
STAG Industrial, Inc.	17,542	629,407
Real estate management and development – 0.8%
Anywhere Real Estate, Inc. (A)	9,125	60,955
Cushman & Wakefield PLC (A)	14,309	117,048
Douglas Elliman, Inc.	6,219	13,807
Five Point Holdings LLC, Class A (A)	2,659	7,685
Forestar Group, Inc. (A)	2,613	58,923
FRP Holdings, Inc. (A)	931	53,598
Jones Lang LaSalle, Inc. (A)	2,430	378,594
Kennedy-Wilson Holdings, Inc.	9,598	156,735
Marcus & Millichap, Inc.	2,585	81,453
Newmark Group, Inc., Class A	7,419	46,146
Rafael Holdings, Inc., Class B (A)	500	1,045
RE/MAX Holdings, Inc., Class A	2,193	42,237
Stratus Properties, Inc.	1,025	26,906
Tejon Ranch Company (A)	2,396	41,235
The Howard Hughes Corp. (A)	3,339	263,514
		1,349,881
		2,571,839
Utilities – 0.3%
Electric utilities – 0.1%
Genie Energy, Ltd., B Shares	1,000	14,140
NRG Energy, Inc.	4,504	168,405
		182,545
Gas utilities – 0.1%
New Jersey Resources Corp.	3,121	147,311
Independent power and renewable electricity producers – 0.1%
Ormat Technologies, Inc.	502	40,391
Sunnova Energy International, Inc. (A)(C)	7,526	137,801
		178,192
		508,048
TOTAL COMMON STOCKS (Cost $137,872,470)		$157,796,070
PREFERRED SECURITIES – 0.0%
Industrials – 0.0%
Trading companies and distributors – 0.0%
WESCO International, Inc., 10.625% (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	1,507	40,267
TOTAL PREFERRED SECURITIES (Cost $37,663)		$40,267
SHORT-TERM INVESTMENTS – 1.5%
Short-term funds – 1.5%
John Hancock Collateral Trust, 5.1773% (D)(E)	65,294	652,599
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
State Street Institutional Treasury Money Market Fund, Premier Class, 4.9944% (D)	1,548,424	$1,548,424
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.0063% (D)	281,198	281,198
TOTAL SHORT-TERM INVESTMENTS (Cost $2,482,253)		$2,482,221
Total Investments (Small Cap Opportunities Trust) (Cost $140,392,386) – 100.4%		$160,318,558
Other assets and liabilities, net – (0.4%)		(654,843)
TOTAL NET ASSETS – 100.0%		$159,663,715
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	All or a portion of this security is on loan as of 6-30-23.
(D)	The rate shown is the annualized seven-day yield as of 6-30-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.6%
Communication services – 3.9%
Interactive media and services – 2.9%
CarGurus, Inc. (A)	86,214	$1,951,023
Eventbrite, Inc., Class A (A)	315,452	3,012,567
Ziff Davis, Inc. (A)	39,759	2,785,516
		7,749,106
Media – 1.0%
Criteo SA, ADR (A)	81,970	2,765,668
		10,514,774
Consumer discretionary – 11.3%
Automobile components – 1.0%
Visteon Corp. (A)	19,125	2,746,541
Diversified consumer services – 1.5%
European Wax Center, Inc., Class A (A)(B)	96,873	1,804,744
H&R Block, Inc.	69,909	2,228,000
		4,032,744
Hotels, restaurants and leisure – 4.8%
Boyd Gaming Corp.	54,911	3,809,176
Texas Roadhouse, Inc.	24,525	2,753,667
Wingstop, Inc.	32,853	6,575,856
		13,138,699
Household durables – 1.4%
Skyline Champion Corp. (A)	58,316	3,816,782
Leisure products – 0.8%
YETI Holdings, Inc. (A)	54,612	2,121,130
Textiles, apparel and luxury goods – 1.8%
Crocs, Inc. (A)	45,090	5,069,920
		30,925,816

The accompanying notes are an integral part of the financial statements.	134

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples – 5.0%
Beverages – 2.1%
Celsius Holdings, Inc. (A)	37,576	$5,605,963
Food products – 1.0%
TreeHouse Foods, Inc. (A)	56,253	2,834,026
Personal care products – 1.9%
e.l.f. Beauty, Inc. (A)	44,982	5,138,294
		13,578,283
Energy – 3.7%
Energy equipment and services – 1.2%
Cactus, Inc., Class A	80,490	3,406,337
Oil, gas and consumable fuels – 2.5%
Chord Energy Corp.	19,814	3,047,393
Viper Energy Partners LP	137,844	3,698,355
		6,745,748
		10,152,085
Financials – 2.6%
Banks – 0.7%
Cadence Bank	97,427	1,913,466
Capital markets – 0.9%
PJT Partners, Inc., Class A	34,044	2,370,824
Mortgage real estate investment trusts – 1.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	109,912	2,747,800
		7,032,090
Health care – 23.9%
Biotechnology – 10.5%
Akero Therapeutics, Inc. (A)	17,544	819,129
Amicus Therapeutics, Inc. (A)	96,784	1,215,607
Apellis Pharmaceuticals, Inc. (A)	20,927	1,906,450
Ascendis Pharma A/S, ADR (A)	6,327	564,685
Bioxcel Therapeutics, Inc. (A)(B)	26,337	175,404
Blueprint Medicines Corp. (A)	23,351	1,475,783
Celldex Therapeutics, Inc. (A)	28,983	983,393
Crinetics Pharmaceuticals, Inc. (A)	56,361	1,015,625
Cytokinetics, Inc. (A)	54,292	1,771,005
Immatics NV (A)(B)	101,839	1,175,222
Immunocore Holdings PLC, ADR (A)	23,337	1,399,287
ImmunoGen, Inc. (A)	55,584	1,048,870
Intellia Therapeutics, Inc. (A)	34,847	1,421,061
Karuna Therapeutics, Inc. (A)	13,675	2,965,424
Kymera Therapeutics, Inc. (A)	26,811	616,385
Merus NV (A)	42,628	1,122,395
Morphic Holding, Inc. (A)	16,207	929,147
Prothena Corp. PLC (A)	23,626	1,613,183
PTC Therapeutics, Inc. (A)	32,830	1,335,196
REVOLUTION Medicines, Inc. (A)	38,387	1,026,852
Rocket Pharmaceuticals, Inc. (A)	54,538	1,083,670
Syndax Pharmaceuticals, Inc. (A)	44,872	939,171
Vaxcyte, Inc. (A)	39,034	1,949,358
		28,552,302
Health care equipment and supplies – 8.2%
Glaukos Corp. (A)	68,643	4,888,068
Haemonetics Corp. (A)	47,739	4,064,498
Inari Medical, Inc. (A)	45,848	2,665,603
Inspire Medical Systems, Inc. (A)	20,302	6,590,841
Lantheus Holdings, Inc. (A)	8,795	738,076
Shockwave Medical, Inc. (A)	12,305	3,511,970
		22,459,056
Health care providers and services – 3.1%
Acadia Healthcare Company, Inc. (A)	34,256	2,728,148
Cross Country Healthcare, Inc. (A)	117,641	3,303,359
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
HealthEquity, Inc. (A)	36,456	$2,301,832
		8,333,339
Pharmaceuticals – 2.1%
Aclaris Therapeutics, Inc. (A)	73,692	764,186
Intra-Cellular Therapies, Inc. (A)	40,258	2,549,137
Revance Therapeutics, Inc. (A)	32,656	826,523
Verona Pharma PLC, ADR (A)	70,539	1,491,194
		5,631,040
		64,975,737
Industrials – 23.1%
Aerospace and defense – 1.4%
Curtiss-Wright Corp.	20,632	3,789,273
Building products – 3.0%
The AZEK Company, Inc. (A)	145,541	4,408,437
Zurn Elkay Water Solutions Corp.	144,061	3,873,800
		8,282,237
Commercial services and supplies – 1.5%
Aris Water Solutions, Inc., Class A	90,180	930,658
Casella Waste Systems, Inc., Class A (A)	35,175	3,181,579
		4,112,237
Construction and engineering – 4.2%
Ameresco, Inc., Class A (A)	51,630	2,510,767
Comfort Systems USA, Inc.	25,924	4,256,721
Fluor Corp. (A)	155,764	4,610,614
		11,378,102
Electrical equipment – 2.4%
Acuity Brands, Inc.	11,029	1,798,609
Shoals Technologies Group, Inc., Class A (A)	180,430	4,611,791
		6,410,400
Machinery – 0.9%
The Middleby Corp. (A)	17,212	2,544,450
Professional services – 5.6%
EXL Service Holdings, Inc. (A)	32,087	4,847,062
TriNet Group, Inc. (A)	34,906	3,315,023
Verra Mobility Corp. (A)	357,836	7,056,528
		15,218,613
Trading companies and distributors – 4.1%
Applied Industrial Technologies, Inc.	40,750	5,901,823
Rush Enterprises, Inc., Class A	43,864	2,664,299
WESCO International, Inc.	14,852	2,659,399
		11,225,521
		62,960,833
Information technology – 17.0%
Communications equipment – 1.7%
Calix, Inc. (A)	90,974	4,540,512
Electronic equipment, instruments and components – 1.5%
Novanta, Inc. (A)	22,255	4,097,146
IT services – 0.5%
Perficient, Inc. (A)	18,540	1,544,938
Semiconductors and semiconductor equipment – 3.0%
Lattice Semiconductor Corp. (A)	22,239	2,136,501
MKS Instruments, Inc.	10,500	1,135,050
SiTime Corp. (A)	16,268	1,919,136
Synaptics, Inc. (A)	35,412	3,023,477
		8,214,164
Software – 10.3%
Clearwater Analytics Holdings, Inc., Class A (A)	87,933	1,395,497

The accompanying notes are an integral part of the financial statements.	135

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
CyberArk Software, Ltd. (A)	17,900	$2,798,307
DoubleVerify Holdings, Inc. (A)	123,960	4,824,523
Five9, Inc. (A)	45,120	3,720,144
Intapp, Inc. (A)	20,300	850,773
Jamf Holding Corp. (A)	160,666	3,136,200
Manhattan Associates, Inc. (A)	25,281	5,053,166
PowerSchool Holdings, Inc., Class A (A)	190,848	3,652,831
RingCentral, Inc., Class A (A)	22,465	735,279
Sprout Social, Inc., Class A (A)	39,139	1,806,656
		27,973,376
		46,370,136
Materials – 3.3%
Chemicals – 3.3%
Cabot Corp.	72,334	4,838,421
Livent Corp. (A)(B)	149,656	4,105,064
		8,943,485
Real estate – 2.8%
Hotel and resort REITs – 1.5%
Ryman Hospitality Properties, Inc.	44,373	4,123,139
Retail REITs – 1.3%
Phillips Edison & Company, Inc.	100,110	3,411,749
		7,534,888
TOTAL COMMON STOCKS (Cost $238,929,149)		$262,988,127
EXCHANGE-TRADED FUNDS – 2.5%
iShares Russell 2000 Growth ETF (B)	27,749	6,733,572
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,305,751)		$6,733,572
SHORT-TERM INVESTMENTS – 4.1%
Short-term funds – 3.2%
John Hancock Collateral Trust, 5.1773% (C)(D)	881,983	8,815,245
Repurchase agreement – 0.9%
Societe Generale SA Tri-Party Repurchase Agreement dated 6-30-23 at 5.050% to be repurchased at $2,401,010 on 7-3-23, collateralized by $2,511,800 U.S. Treasury Bills, 0.000% due 12-21-23 (valued at $2,448,000)	$2,400,000	2,400,000
TOTAL SHORT-TERM INVESTMENTS (Cost $11,215,780)		$11,215,245
Total Investments (Small Cap Stock Trust) (Cost $256,450,680) – 103.2%		$280,936,944
Other assets and liabilities, net – (3.2%)		(8,639,110)
TOTAL NET ASSETS – 100.0%		$272,297,834
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-23.
(C)	The rate shown is the annualized seven-day yield as of 6-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.9%
Communication services – 1.4%
Interactive media and services – 1.1%
Shutterstock, Inc.	100,062	$4,870,018
Media – 0.3%
WideOpenWest, Inc. (A)	148,011	1,249,213
		6,119,231
Consumer discretionary – 9.7%
Automobile components – 1.4%
Visteon Corp. (A)	43,246	6,210,558
Hotels, restaurants and leisure – 1.4%
Aramark	23,198	998,674
Wyndham Hotels & Resorts, Inc.	78,746	5,399,613
		6,398,287
Household durables – 3.9%
Century Communities, Inc.	78,802	6,037,809
Sonos, Inc. (A)	303,396	4,954,457
Tri Pointe Homes, Inc. (A)	201,060	6,606,832
		17,599,098
Specialty retail – 1.5%
Five Below, Inc. (A)	3,106	610,453
Monro, Inc.	148,444	6,031,280
		6,641,733
Textiles, apparel and luxury goods – 1.5%
Deckers Outdoor Corp. (A)	610	321,873
Kontoor Brands, Inc.	148,517	6,252,566
		6,574,439
		43,424,115
Consumer staples – 2.4%
Consumer staples distribution and retail – 0.1%
U.S. Foods Holding Corp. (A)	8,734	384,296
Food products – 0.9%
Post Holdings, Inc. (A)	48,811	4,229,473
Household products – 1.4%
Spectrum Brands Holdings, Inc.	80,756	6,303,006
		10,916,775
Energy – 4.2%
Oil, gas and consumable fuels – 4.2%
Chesapeake Energy Corp.	5,222	436,977
Chord Energy Corp.	46,489	7,150,008
Gulfport Energy Corp. (A)	39,416	4,141,439
Sitio Royalties Corp., Class A	259,731	6,823,133
		18,551,557
Financials – 23.5%
Banks – 13.1%
1st Source Corp.	119,579	5,013,947
Berkshire Hills Bancorp, Inc.	163,264	3,384,463
Cadence Bank	249,621	4,902,556
Eastern Bankshares, Inc.	358,319	4,396,574
Enterprise Financial Services Corp.	114,603	4,480,977
First Busey Corp.	242,654	4,877,345
First Citizens BancShares, Inc., Class A	648	831,676
First Interstate BancSystem, Inc., Class A	180,277	4,297,804
Hancock Whitney Corp.	151,764	5,824,702
International Bancshares Corp.	99,686	4,406,121
National Bank Holdings Corp., Class A	155,924	4,528,033
Seacoast Banking Corp. of Florida	251,268	5,553,023
Synovus Financial Corp.	178,541	5,400,865

The accompanying notes are an integral part of the financial statements.	136

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Webster Financial Corp.	12,654	$477,689
		58,375,775
Capital markets – 1.1%
Houlihan Lokey, Inc.	52,978	5,208,267
Consumer finance – 1.3%
Bread Financial Holdings, Inc.	182,712	5,735,330
Financial services – 1.4%
NMI Holdings, Inc., Class A (A)	241,424	6,233,568
Insurance – 6.6%
Assured Guaranty, Ltd.	95,316	5,318,633
Kemper Corp.	151,651	7,318,677
ProAssurance Corp.	386,802	5,836,842
Reinsurance Group of America, Inc.	5,826	808,008
SiriusPoint, Ltd. (A)	544,873	4,920,203
White Mountains Insurance Group, Ltd.	3,911	5,432,027
		29,634,390
		105,187,330
Health care – 3.6%
Health care equipment and supplies – 3.6%
Haemonetics Corp. (A)	39,373	3,352,217
ICU Medical, Inc. (A)	32,623	5,813,092
Integra LifeSciences Holdings Corp. (A)	168,605	6,934,724
		16,100,033
Industrials – 21.5%
Aerospace and defense – 1.1%
Leonardo DRS, Inc. (A)(B)	279,579	4,847,900
Building products – 1.7%
American Woodmark Corp. (A)	92,992	7,101,799
Fortune Brands Innovations, Inc.	8,615	619,849
		7,721,648
Commercial services and supplies – 6.2%
ACCO Brands Corp.	736,927	3,839,390
Brady Corp., Class A	120,574	5,735,705
BrightView Holdings, Inc. (A)	438,891	3,151,237
Clean Harbors, Inc. (A)	2,165	355,991
SP Plus Corp. (A)	225,441	8,816,998
UniFirst Corp.	37,296	5,781,253
		27,680,574
Electrical equipment – 0.7%
Thermon Group Holdings, Inc. (A)	108,744	2,892,590
Machinery – 2.2%
John Bean Technologies Corp.	45,871	5,564,152
Luxfer Holdings PLC	287,534	4,091,609
		9,655,761
Professional services – 7.0%
Huron Consulting Group, Inc. (A)	84,230	7,151,969
ICF International, Inc.	34,509	4,292,575
Science Applications International Corp.	53,312	5,996,534
Sterling Check Corp. (A)	454,510	5,572,293
TriNet Group, Inc. (A)	35,807	3,400,591
WNS Holdings, Ltd., ADR (A)	67,352	4,965,189
		31,379,151
Trading companies and distributors – 2.6%
Air Lease Corp.	175,206	7,332,371
GATX Corp.	34,544	4,447,195
		11,779,566
		95,957,190
Information technology – 9.2%
Electronic equipment, instruments and components – 4.1%
Belden, Inc.	76,689	7,335,303
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
CTS Corp.	109,286	$4,658,862
ePlus, Inc. (A)	112,386	6,327,332
		18,321,497
IT services – 1.5%
Perficient, Inc. (A)	79,211	6,600,653
Semiconductors and semiconductor equipment – 0.5%
Onto Innovation, Inc. (A)	18,654	2,172,631
Software – 3.1%
ACI Worldwide, Inc. (A)	264,745	6,134,142
Progress Software Corp.	133,905	7,779,881
		13,914,023
		41,008,804
Materials – 8.3%
Chemicals – 6.0%
Axalta Coating Systems, Ltd. (A)	199,582	6,548,285
Element Solutions, Inc.	461,913	8,868,730
HB Fuller Company	81,114	5,800,462
Mativ Holdings, Inc.	363,449	5,495,349
		26,712,826
Containers and packaging – 2.3%
Sealed Air Corp.	15,656	626,240
TriMas Corp.	350,740	9,641,843
		10,268,083
		36,980,909
Real estate – 11.1%
Diversified REITs – 1.0%
Alexander & Baldwin, Inc.	229,330	4,260,951
Hotel and resort REITs – 1.2%
Pebblebrook Hotel Trust	386,044	5,381,453
Industrial REITs – 0.9%
LXP Industrial Trust	392,020	3,822,195
Residential REITs – 2.6%
Centerspace	84,081	5,159,210
Independence Realty Trust, Inc.	367,160	6,689,655
		11,848,865
Retail REITs – 3.9%
Kimco Realty Corp.	27,736	546,954
NETSTREIT Corp.	228,205	4,078,023
Phillips Edison & Company, Inc.	170,778	5,820,114
RPT Realty	669,209	6,993,234
		17,438,325
Specialized REITs – 1.5%
PotlatchDeltic Corp.	129,756	6,857,605
		49,609,394
Utilities – 3.0%
Electric utilities – 1.0%
Portland General Electric Company	94,007	4,402,348
Gas utilities – 2.0%
New Jersey Resources Corp.	91,492	4,318,422
ONE Gas, Inc.	63,328	4,864,224
		9,182,646
		13,584,994
TOTAL COMMON STOCKS (Cost $417,243,005)		$437,440,332
SHORT-TERM INVESTMENTS – 2.2%
Short-term funds – 0.3%
John Hancock Collateral Trust, 5.1773% (C)(D)	137,084	1,370,131

The accompanying notes are an integral part of the financial statements.	137

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 1.9%
Bank of America Tri-Party Repurchase Agreement dated 6-30-23 at 5.060% to be repurchased at $8,203,458 on 7-3-23, collateralized by $9,601,600 U.S. Treasury Notes, 1.375% due 10-31-28 (valued at $8,364,042)	$8,200,000	$8,200,000
TOTAL SHORT-TERM INVESTMENTS (Cost $9,570,207)		$9,570,131
Total Investments (Small Cap Value Trust) (Cost $426,813,212) – 100.1%		$447,010,463
Other assets and liabilities, net – (0.1%)		(369,682)
TOTAL NET ASSETS – 100.0%		$446,640,781
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-23.
(C)	The rate shown is the annualized seven-day yield as of 6-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Company Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.6%
Communication services – 1.0%
Diversified telecommunication services – 0.1%
Frontier Communications Parent, Inc. (A)	8,400	$156,576
Media – 0.9%
Advantage Solutions, Inc. (A)	80,296	187,893
Boston Omaha Corp., Class A (A)	8,596	161,777
Nexstar Media Group, Inc.	700	116,585
The New York Times Company, Class A	16,326	642,918
		1,109,173
		1,265,749
Consumer discretionary – 11.1%
Automobile components – 1.4%
Dorman Products, Inc. (A)	8,687	684,796
LCI Industries	5,608	708,627
Visteon Corp. (A)	2,842	408,140
		1,801,563
Broadline retail – 0.2%
Kohl's Corp.	8,900	205,145
Savers Value Village, Inc. (A)	4,860	115,182
		320,327
Distributors – 0.2%
Pool Corp.	781	292,594
Diversified consumer services – 1.0%
Strategic Education, Inc.	18,026	1,222,884
Hotels, restaurants and leisure – 3.2%
BJ's Restaurants, Inc. (A)	13,383	425,579
Cava Group, Inc. (A)(B)	40,270	1,649,057
Marriott Vacations Worldwide Corp.	5,536	679,378
Papa John's International, Inc.	12,450	919,184
Wyndham Hotels & Resorts, Inc.	4,200	287,994
		3,961,192
Household durables – 1.3%
Cavco Industries, Inc. (A)	1,062	313,290
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Meritage Homes Corp.	8,869	$1,261,793
		1,575,083
Leisure products – 0.2%
Peloton Interactive, Inc., Class A (A)	27,100	208,399
Specialty retail – 2.8%
Academy Sports & Outdoors, Inc.	5,554	300,194
Asbury Automotive Group, Inc. (A)	3,779	908,547
Caleres, Inc.	12,838	307,213
Farfetch, Ltd., Class A (A)	39,672	239,619
Floor & Decor Holdings, Inc., Class A (A)	2,900	301,484
Hibbett, Inc.	5,903	214,220
Monro, Inc.	18,568	754,418
Petco Health & Wellness Company, Inc. (A)	40,090	356,801
The Children's Place, Inc. (A)	6,800	157,828
		3,540,324
Textiles, apparel and luxury goods – 0.8%
Canada Goose Holdings, Inc. (A)(B)	5,200	92,560
Steven Madden, Ltd.	26,298	859,682
		952,242
		13,874,608
Consumer staples – 2.6%
Beverages – 0.7%
Coca-Cola Consolidated, Inc.	1,344	854,811
Consumer staples distribution and retail – 0.1%
Sprouts Farmers Market, Inc. (A)	4,800	176,304
Food products – 1.8%
Nomad Foods, Ltd. (A)	62,131	1,088,535
Post Holdings, Inc. (A)	7,124	617,295
The Simply Good Foods Company (A)	15,701	574,500
		2,280,330
		3,311,445
Energy – 7.0%
Energy equipment and services – 3.9%
Cactus, Inc., Class A	25,119	1,063,036
ChampionX Corp.	51,149	1,587,665
Enerflex, Ltd.	86,523	590,087
Expro Group Holdings NV (A)	28,342	502,220
Liberty Energy, Inc.	49,814	666,013
TechnipFMC PLC (A)	29,100	483,642
		4,892,663
Oil, gas and consumable fuels – 3.1%
International Seaways, Inc.	2,996	114,567
Magnolia Oil & Gas Corp., Class A	62,982	1,316,324
Matador Resources Company	36,384	1,903,611
Range Resources Corp.	17,300	508,620
		3,843,122
		8,735,785
Financials – 24.7%
Banks – 14.8%
BankUnited, Inc.	53,477	1,152,429
Cathay General Bancorp	16,300	524,697
Columbia Banking System, Inc.	55,442	1,124,364
CrossFirst Bankshares, Inc. (A)	41,410	414,100
Eastern Bankshares, Inc.	94,654	1,161,405
FB Financial Corp.	30,576	857,657
HarborOne Bancorp, Inc.	50,727	440,310
Home BancShares, Inc.	58,844	1,341,643
Independent Bank Corp. (Massachusetts)	6,317	281,170
Live Oak Bancshares, Inc.	30,928	813,716
National Bank Holdings Corp., Class A	30,105	874,249

The accompanying notes are an integral part of the financial statements.	138

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Origin Bancorp, Inc.	19,880	$582,484
Pinnacle Financial Partners, Inc.	25,795	1,461,287
Popular, Inc.	20,642	1,249,254
Sandy Spring Bancorp, Inc.	23,500	532,980
Southern First Bancshares, Inc. (A)	14,232	352,242
SouthState Corp.	17,609	1,158,672
Texas Capital Bancshares, Inc. (A)	16,376	843,364
Towne Bank	37,244	865,551
Veritex Holdings, Inc.	20,756	372,155
Webster Financial Corp.	18,204	687,201
Western Alliance Bancorp	14,168	516,707
WSFS Financial Corp.	25,509	962,199
		18,569,836
Capital markets – 1.9%
Houlihan Lokey, Inc.	12,970	1,275,081
StepStone Group, Inc., Class A	9,663	239,739
Virtus Investment Partners, Inc.	4,421	873,015
		2,387,835
Consumer finance – 1.4%
Green Dot Corp., Class A (A)	33,383	625,597
NerdWallet, Inc., Class A (A)	20,915	196,810
PRA Group, Inc. (A)	11,665	266,545
PROG Holdings, Inc. (A)	18,881	606,458
		1,695,410
Financial services – 3.3%
PennyMac Financial Services, Inc.	23,769	1,671,198
Radian Group, Inc.	53,082	1,341,913
Voya Financial, Inc.	4,200	301,182
Walker & Dunlop, Inc.	10,549	834,320
		4,148,613
Insurance – 2.0%
BRP Group, Inc., Class A (A)	15,106	374,327
First American Financial Corp.	2,000	114,040
James River Group Holdings, Ltd.	30,309	553,442
Palomar Holdings, Inc. (A)	2,611	151,542
ProAssurance Corp.	38,090	574,778
Ryan Specialty Holdings, Inc. (A)	17,266	775,071
		2,543,200
Mortgage real estate investment trusts – 1.3%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	39,363	984,075
PennyMac Mortgage Investment Trust	49,655	669,349
		1,653,424
		30,998,318
Health care – 10.9%
Biotechnology – 4.6%
Apellis Pharmaceuticals, Inc. (A)	8,225	749,298
Ascendis Pharma A/S, ADR (A)	5,038	449,642
Blueprint Medicines Corp. (A)	8,207	518,682
CRISPR Therapeutics AG (A)	5,591	313,879
Icosavax, Inc. (A)(B)	21,252	211,032
Insmed, Inc. (A)	30,399	641,419
Ionis Pharmaceuticals, Inc. (A)	14,053	576,595
Karuna Therapeutics, Inc. (A)	3,234	701,293
Kymera Therapeutics, Inc. (A)	8,707	200,174
MacroGenics, Inc. (A)	28,651	153,283
MoonLake Immunotherapeutics (A)	1,871	95,421
Syndax Pharmaceuticals, Inc. (A)	12,493	261,478
Verve Therapeutics, Inc. (A)	8,130	152,438
Xencor, Inc. (A)	18,816	469,836
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Zentalis Pharmaceuticals, Inc. (A)	8,383	$236,484
		5,730,954
Health care equipment and supplies – 2.5%
Atrion Corp.	1,062	600,773
Avanos Medical, Inc. (A)	11,900	304,164
Embecta Corp.	16,352	353,203
Figs, Inc., Class A (A)	63,882	528,304
Lantheus Holdings, Inc. (A)	5,433	455,937
QuidelOrtho Corp. (A)	10,406	862,241
		3,104,622
Health care providers and services – 2.9%
Agiliti, Inc. (A)	22,110	364,815
Alignment Healthcare, Inc. (A)	42,700	245,525
Option Care Health, Inc. (A)	9,962	323,665
Select Medical Holdings Corp.	51,216	1,631,742
The Ensign Group, Inc.	8,950	854,367
The Pennant Group, Inc. (A)	19,284	236,808
		3,656,922
Health care technology – 0.7%
MultiPlan Corp. (A)	210,031	443,165
Phreesia, Inc. (A)	14,646	454,172
		897,337
Pharmaceuticals – 0.2%
Structure Therapeutics, Inc., ADR (A)	1,852	76,988
Ventyx Biosciences, Inc. (A)	4,300	141,040
		218,028
		13,607,863
Industrials – 14.2%
Aerospace and defense – 0.8%
Parsons Corp. (A)	12,936	622,739
Triumph Group, Inc. (A)	30,915	382,419
		1,005,158
Building products – 2.3%
UFP Industries, Inc.	23,238	2,255,244
Zurn Elkay Water Solutions Corp.	20,500	551,245
		2,806,489
Commercial services and supplies – 1.6%
Aris Water Solutions, Inc., Class A	31,853	328,723
Brady Corp., Class A	16,354	777,960
MSA Safety, Inc.	3,600	626,256
UniFirst Corp.	2,023	313,585
		2,046,524
Construction and engineering – 0.5%
Valmont Industries, Inc.	2,166	630,414
Ground transportation – 1.0%
Landstar System, Inc.	6,450	1,241,883
Machinery – 4.0%
Alamo Group, Inc.	3,129	575,454
Esab Corp.	10,811	719,364
ESCO Technologies, Inc.	8,261	856,087
Helios Technologies, Inc.	16,121	1,065,437
John Bean Technologies Corp.	1,300	157,690
RBC Bearings, Inc. (A)	2,953	642,189
SPX Technologies, Inc. (A)	8,334	708,140
The Shyft Group, Inc.	14,400	317,664
		5,042,025
Passenger airlines – 0.8%
Allegiant Travel Company (A)	7,831	988,899
Professional services – 1.1%
Conduent, Inc. (A)	86,700	294,780

The accompanying notes are an integral part of the financial statements.	139

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
FTI Consulting, Inc. (A)	2,768	$526,474
Paycor HCM, Inc. (A)	24,407	577,714
		1,398,968
Trading companies and distributors – 2.1%
Beacon Roofing Supply, Inc. (A)	17,030	1,413,149
Herc Holdings, Inc.	3,172	434,088
McGrath RentCorp	8,548	790,519
		2,637,756
		17,798,116
Information technology – 6.3%
Communications equipment – 0.3%
Viavi Solutions, Inc. (A)	36,997	419,176
Electronic equipment, instruments and components – 3.4%
Belden, Inc.	8,121	776,774
Knowles Corp. (A)	20,276	366,185
Littelfuse, Inc.	5,709	1,663,089
Mirion Technologies, Inc. (A)	55,097	465,570
Vontier Corp.	29,974	965,463
		4,237,081
Semiconductors and semiconductor equipment – 1.4%
Entegris, Inc.	1,762	195,265
Lattice Semiconductor Corp. (A)	4,980	478,429
MACOM Technology Solutions Holdings, Inc. (A)	6,900	452,157
Onto Innovation, Inc. (A)	5,336	621,484
		1,747,335
Software – 1.2%
DoubleVerify Holdings, Inc. (A)	15,094	587,458
Envestnet, Inc. (A)	2,400	142,440
nCino, Inc. (A)	14,023	422,373
Workiva, Inc. (A)	3,191	324,397
		1,476,668
		7,880,260
Materials – 4.7%
Chemicals – 1.6%
Element Solutions, Inc.	43,419	833,645
Orion SA	24,407	517,917
Quaker Chemical Corp.	3,652	711,775
		2,063,337
Containers and packaging – 0.4%
Myers Industries, Inc.	26,984	524,299
Metals and mining – 2.2%
Carpenter Technology Corp.	10,022	562,535
Constellium SE (A)	59,959	1,031,295
Reliance Steel & Aluminum Company	4,062	1,103,199
		2,697,029
Paper and forest products – 0.5%
Clearwater Paper Corp. (A)	18,771	587,908
		5,872,573
Real estate – 9.9%
Diversified REITs – 0.6%
Essential Properties Realty Trust, Inc.	29,403	692,147
Hotel and resort REITs – 1.0%
Apple Hospitality REIT, Inc.	86,029	1,299,898
Industrial REITs – 2.0%
EastGroup Properties, Inc.	6,422	1,114,859
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial REITs (continued)
Terreno Realty Corp.	23,785	$1,429,479
		2,544,338
Real estate management and development – 2.6%
FirstService Corp.	4,999	770,296
Opendoor Technologies, Inc. (A)	89,322	359,074
The St. Joe Company	28,069	1,356,855
Tricon Residential, Inc.	89,318	786,892
		3,273,117
Residential REITs – 0.8%
Independence Realty Trust, Inc.	28,884	526,266
NexPoint Residential Trust, Inc.	9,436	429,149
		955,415
Retail REITs – 1.0%
NETSTREIT Corp.	26,990	482,311
Saul Centers, Inc.	21,152	779,028
		1,261,339
Specialized REITs – 1.9%
CubeSmart	20,164	900,524
PotlatchDeltic Corp.	19,718	1,042,096
Safehold, Inc.	19,722	468,003
		2,410,623
		12,436,877
Utilities – 5.2%
Electric utilities – 2.9%
IDACORP, Inc.	18,651	1,913,593
MGE Energy, Inc.	21,290	1,684,252
		3,597,845
Gas utilities – 0.9%
Chesapeake Utilities Corp.	3,713	441,847
ONE Gas, Inc.	9,802	752,892
		1,194,739
Multi-utilities – 0.6%
NorthWestern Corp.	14,291	811,157
Water utilities – 0.8%
Artesian Resources Corp., Class A	5,010	236,572
California Water Service Group	14,089	727,415
		963,987
		6,567,728
TOTAL COMMON STOCKS (Cost $104,791,228)		$122,349,322
WARRANTS – 0.0%
Advantage Solutions, Inc. (Expiration Date: 10-28-25; Strike Price: $11.50) (A)	4,703	611
TOTAL WARRANTS (Cost $6,099)		$611
SHORT-TERM INVESTMENTS – 4.3%
Short-term funds – 4.3%
John Hancock Collateral Trust, 5.1773% (C)(D)	207,769	2,076,613
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.0063% (C)	706,872	706,872
T. Rowe Price Government Reserve Fund, 5.1068% (C)	2,579,062	2,579,062
TOTAL SHORT-TERM INVESTMENTS (Cost $5,362,506)		$5,362,547
Total Investments (Small Company Value Trust) (Cost $110,159,833) – 101.9%		$127,712,480
Other assets and liabilities, net – (1.9%)		(2,407,938)
TOTAL NET ASSETS – 100.0%		$125,304,542

The accompanying notes are an integral part of the financial statements.	140

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-23.
(C)	The rate shown is the annualized seven-day yield as of 6-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.7%
Communication services – 6.0%
Diversified telecommunication services – 1.0%
Anterix, Inc. (A)	3,167	$100,362
AST SpaceMobile, Inc. (A)	10,402	48,889
AT&T, Inc.	753,796	12,023,046
ATN International, Inc.	1,870	68,442
Bandwidth, Inc., Class A (A)	3,948	54,009
BT Group PLC	989,098	1,539,168
Cellnex Telecom SA (A)(B)	80,407	3,248,747
Cogent Communications Holdings, Inc.	6,854	461,206
Consolidated Communications Holdings, Inc. (A)	13,455	51,533
Deutsche Telekom AG	461,119	10,060,927
EchoStar Corp., Class A (A)	5,696	98,769
Elisa OYJ	20,235	1,080,232
Frontier Communications Parent, Inc. (A)	47,830	891,551
Globalstar, Inc. (A)	114,286	123,429
HKT Trust & HKT, Ltd.	539,421	628,086
IDT Corp., Class B (A)	2,592	67,003
Infrastrutture Wireless Italiane SpA (B)	47,812	631,131
Iridium Communications, Inc.	26,976	1,675,749
Koninklijke KPN NV	459,506	1,640,424
Liberty Latin America, Ltd., Class A (A)	10,677	93,424
Liberty Latin America, Ltd., Class C (A)	19,318	166,521
Lumen Technologies, Inc.	162,292	366,780
Nippon Telegraph & Telephone Corp.	4,250,400	5,029,525
Ooma, Inc. (A)	4,269	63,907
Orange SA	264,909	3,095,845
Radius Global Infrastructure, Inc., Class A (A)	13,657	203,489
Singapore Telecommunications, Ltd.	916,004	1,696,595
Singapore Telecommunications, Ltd.	258,829	479,287
Spark New Zealand, Ltd.	266,235	833,129
Swisscom AG	3,685	2,299,959
Telecom Italia SpA (A)	1,417,586	399,660
Telefonica Deutschland Holding AG	126,953	357,311
Telefonica SA	739,470	3,002,216
Telenor ASA	99,549	1,009,380
Telia Company AB	349,096	765,865
Telstra Corp., Ltd.	575,334	1,650,460
Verizon Communications, Inc.	443,273	16,485,323
		72,491,379
Entertainment – 1.0%
Activision Blizzard, Inc. (A)	75,433	6,359,002
Bollore SE	125,957	785,502
Capcom Company, Ltd.	24,600	975,155
Cinemark Holdings, Inc. (A)	17,808	293,832
Electronic Arts, Inc.	27,469	3,562,729
Embracer Group AB (A)(C)	93,304	233,332
IMAX Corp. (A)	7,330	124,537
Koei Tecmo Holdings Company, Ltd.	16,700	289,267
Konami Group Corp.	14,309	750,378
Liberty Media Corp.-Liberty Braves, Class A (A)	2,255	92,275
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Liberty Media Corp.-Liberty Braves, Class C (A)	5,578	$221,000
Lions Gate Entertainment Corp., Class A (A)	9,364	82,684
Lions Gate Entertainment Corp., Class B (A)	19,055	159,109
Live Nation Entertainment, Inc. (A)	15,176	1,382,685
Madison Square Garden Entertainment Corp. (A)	7,016	235,878
Netflix, Inc. (A)	46,873	20,647,088
Nexon Company, Ltd.	55,506	1,064,420
Nintendo Company, Ltd.	147,790	6,737,495
Playstudios, Inc. (A)	14,323	70,326
Sea, Ltd., ADR (A)	51,900	3,012,276
Sphere Entertainment Company (A)	4,307	117,969
Square Enix Holdings Company, Ltd.	12,200	567,640
Take-Two Interactive Software, Inc. (A)	16,718	2,460,221
The Marcus Corp.	4,146	61,485
The Walt Disney Company (A)	192,672	17,201,756
Toho Company, Ltd.	15,908	605,928
Universal Music Group NV	116,564	2,589,444
Vivid Seats, Inc., Class A (A)	4,899	38,800
Warner Brothers Discovery, Inc. (A)	233,746	2,931,175
World Wrestling Entertainment, Inc., Class A	9,298	1,008,554
		74,661,942
Interactive media and services – 3.0%
Adevinta ASA (A)	41,460	272,447
Alphabet, Inc., Class A (A)	626,424	74,982,953
Alphabet, Inc., Class C (A)	538,842	65,183,717
Auto Trader Group PLC (B)	130,689	1,014,737
Bumble, Inc., Class A (A)	16,444	275,930
CarGurus, Inc. (A)	15,856	358,821
Cars.com, Inc. (A)	10,784	213,739
DHI Group, Inc. (A)	8,996	34,455
Eventbrite, Inc., Class A (A)	12,787	122,116
FuboTV, Inc. (A)(C)	34,396	71,544
Grindr, Inc. (A)	6,835	37,798
Match Group, Inc. (A)	29,361	1,228,758
MediaAlpha, Inc., Class A (A)(C)	4,528	46,684
Meta Platforms, Inc., Class A (A)	233,251	66,938,372
Nextdoor Holdings, Inc. (A)	24,652	80,366
Outbrain, Inc. (A)	8,309	40,880
QuinStreet, Inc. (A)	8,776	77,492
REA Group, Ltd.	7,518	722,203
Scout24 SE (B)	10,670	676,112
SEEK, Ltd.	47,943	700,379
Shutterstock, Inc.	3,997	194,534
TripAdvisor, Inc. (A)	22,715	374,570
TrueCar, Inc. (A)	17,512	39,577
Vimeo, Inc. (A)	25,528	105,175
Yelp, Inc. (A)	10,835	394,502
Z Holdings Corp.	380,054	915,964
Ziff Davis, Inc. (A)	17,693	1,239,572
ZipRecruiter, Inc., Class A (A)	11,274	200,226
ZoomInfo Technologies, Inc. (A)	57,746	1,466,171
		218,009,794
Media – 0.6%
Advantage Solutions, Inc. (A)	15,794	36,958
AMC Networks, Inc., Class A (A)	5,309	63,443
Boston Omaha Corp., Class A (A)	3,920	73,774
Cable One, Inc.	1,010	663,651
Cardlytics, Inc. (A)	6,189	39,114
Charter Communications, Inc., Class A (A)	10,955	4,024,538
Clear Channel Outdoor Holdings, Inc. (A)	62,459	85,569

The accompanying notes are an integral part of the financial statements.	141

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Comcast Corp., Class A	438,568	$18,222,500
CyberAgent, Inc.	61,200	447,386
Daily Journal Corp. (A)	208	60,170
Dentsu Group, Inc.	28,865	949,287
Entravision Communications Corp., Class A	10,906	47,877
Fox Corp., Class A	28,381	964,954
Fox Corp., Class B	14,393	458,993
Gannett Company, Inc. (A)	24,230	54,518
Gray Television, Inc.	13,548	106,758
Hakuhodo DY Holdings, Inc.	33,273	351,226
iHeartMedia, Inc., Class A (A)	18,085	65,829
Informa PLC	198,003	1,828,195
Integral Ad Science Holding Corp. (A)	6,166	110,865
John Wiley & Sons, Inc., Class A	6,799	231,370
Magnite, Inc. (A)	21,687	296,028
News Corp., Class A	40,183	783,569
News Corp., Class B	12,362	243,779
Nexstar Media Group, Inc.	7,681	1,279,271
Omnicom Group, Inc.	21,037	2,001,671
Paramount Global, Class B	53,458	850,517
Publicis Groupe SA	32,563	2,613,384
PubMatic, Inc., Class A (A)	7,112	130,007
Quotient Technology, Inc. (A)	15,996	61,425
Scholastic Corp.	4,640	180,450
Sinclair, Inc.	5,845	80,778
Stagwell, Inc. (A)	17,849	128,691
TechTarget, Inc. (A)	4,269	132,894
TEGNA, Inc.	84,016	1,364,420
The EW Scripps Company, Class A (A)	10,123	92,625
The Interpublic Group of Companies, Inc.	40,704	1,570,360
The New York Times Company, Class A	35,101	1,382,277
Thryv Holdings, Inc. (A)	5,033	123,812
Vivendi SE	101,990	936,316
WideOpenWest, Inc. (A)	8,772	74,036
WPP PLC	152,885	1,602,508
		44,815,793
Wireless telecommunication services – 0.4%
Gogo, Inc. (A)	10,798	183,674
KDDI Corp.	212,943	6,576,343
Shenandoah Telecommunications Company	8,025	155,926
SoftBank Corp.	408,600	4,366,010
SoftBank Group Corp.	146,374	6,902,939
Spok Holdings, Inc.	3,399	45,173
Tele2 AB, B Shares	76,004	628,576
Telephone & Data Systems, Inc.	16,619	136,774
T-Mobile US, Inc. (A)	60,728	8,435,119
Vodafone Group PLC	3,264,170	3,077,552
		30,508,086
		440,486,994
Consumer discretionary – 11.0%
Automobile components – 0.5%
Adient PLC (A)	35,661	1,366,530
Aisin Corp.	20,958	647,203
American Axle & Manufacturing Holdings, Inc. (A)	18,691	154,575
Aptiv PLC (A)	28,522	2,911,811
Autoliv, Inc.	16,548	1,407,242
BorgWarner, Inc.	24,712	1,208,664
Bridgestone Corp. (C)	81,206	3,336,080
Cie Generale des Etablissements Michelin SCA	96,517	2,855,101
Continental AG	15,650	1,182,364
Cooper-Standard Holdings, Inc. (A)	2,994	42,694
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobile components (continued)
Dana, Inc.	21,042	$357,714
Denso Corp.	61,695	4,161,457
Dorman Products, Inc. (A)	4,253	335,264
Fox Factory Holding Corp. (A)	15,938	1,729,432
Gentex Corp.	50,064	1,464,873
Gentherm, Inc. (A)	5,372	303,572
Holley, Inc. (A)	9,448	38,642
Koito Manufacturing Company, Ltd.	29,732	539,551
LCI Industries	3,950	499,122
Lear Corp.	12,644	1,815,046
Luminar Technologies, Inc. (A)(C)	44,140	303,683
Modine Manufacturing Company (A)	8,334	275,189
Patrick Industries, Inc.	3,429	274,320
Solid Power, Inc. (A)	27,438	69,693
Standard Motor Products, Inc.	3,330	124,942
Stoneridge, Inc. (A)	4,536	85,504
Sumitomo Electric Industries, Ltd.	101,643	1,245,348
The Goodyear Tire & Rubber Company (A)	105,993	1,449,984
Valeo	29,446	632,773
Visteon Corp. (A)	10,594	1,521,404
XPEL, Inc. (A)	3,663	308,498
		32,648,275
Automobiles – 2.1%
Bayerische Motoren Werke AG	47,105	5,794,247
Ferrari NV	17,933	5,863,156
Fisker, Inc. (A)(C)	32,032	180,660
Ford Motor Company	414,374	6,269,479
General Motors Company	146,575	5,651,932
Harley-Davidson, Inc.	28,025	986,760
Honda Motor Company, Ltd.	219,073	6,636,567
Isuzu Motors, Ltd.	82,946	1,006,237
Mazda Motor Corp.	80,900	781,833
Mercedes-Benz Group AG	121,763	9,800,863
Nissan Motor Company, Ltd.	330,276	1,355,496
Renault SA	27,347	1,153,867
Stellantis NV	320,021	5,626,225
Subaru Corp.	87,527	1,648,463
Suzuki Motor Corp.	52,443	1,901,729
Tesla, Inc. (A)	284,066	74,359,917
Thor Industries, Inc.	11,465	1,186,628
Toyota Motor Corp.	1,508,700	24,247,954
Volkswagen AG	4,198	701,691
Volvo Car AB, B Shares (A)	84,775	337,296
Winnebago Industries, Inc.	4,665	311,109
Yamaha Motor Company, Ltd.	42,313	1,216,422
		157,018,531
Broadline retail – 2.0%
Amazon.com, Inc. (A)	941,218	122,697,178
Big Lots, Inc. (C)	5,177	45,713
CarParts.com, Inc. (A)	9,589	40,753
ContextLogic, Inc., Class A (A)(C)	4,173	27,458
Dillard's, Inc., Class A	573	186,958
eBay, Inc.	56,383	2,519,756
Etsy, Inc. (A)	13,006	1,100,438
Kohl's Corp.	23,724	546,838
Macy's, Inc.	58,338	936,325
Next PLC	17,370	1,523,108
Nordstrom, Inc. (C)	24,206	495,497
Ollie's Bargain Outlet Holdings, Inc. (A)	12,332	714,393
Pan Pacific International Holdings Corp.	54,200	970,706
Prosus NV (A)	114,032	8,351,033
Rakuten Group, Inc.	135,805	473,216

The accompanying notes are an integral part of the financial statements.	142

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Broadline retail (continued)
Wesfarmers, Ltd.	161,406	$5,321,445
		145,950,815
Distributors – 0.1%
D'ieteren Group	3,094	547,592
Genuine Parts Company	14,816	2,507,312
LKQ Corp.	26,774	1,560,121
Pool Corp.	4,116	1,542,018
		6,157,043
Diversified consumer services – 0.1%
2U, Inc. (A)	13,630	54,929
Adtalem Global Education, Inc. (A)	7,263	249,411
Carriage Services, Inc.	2,228	72,343
Chegg, Inc. (A)	19,223	170,700
Coursera, Inc. (A)	21,156	275,451
Duolingo, Inc. (A)	4,617	659,954
European Wax Center, Inc., Class A (A)	5,670	105,632
frontdoor, Inc. (A)	13,200	421,080
Graham Holdings Company, Class B	1,382	789,785
Grand Canyon Education, Inc. (A)	6,582	679,328
H&R Block, Inc.	32,622	1,039,663
IDP Education, Ltd.	35,638	527,756
Laureate Education, Inc.	21,194	256,235
Lincoln Educational Services Corp. (A)	4,927	33,208
Nerdy, Inc. (A)	10,473	43,672
OneSpaWorld Holdings, Ltd. (A)	12,147	146,979
Pearson PLC	91,695	961,314
Perdoceo Education Corp. (A)	11,114	136,369
Rover Group, Inc. (A)	15,731	77,239
Service Corp. International	32,384	2,091,683
Strategic Education, Inc.	3,666	248,701
Stride, Inc. (A)	6,757	251,563
Udemy, Inc. (A)	14,240	152,795
Universal Technical Institute, Inc. (A)	6,390	44,155
WW International, Inc. (A)	9,166	61,596
		9,551,541
Hotels, restaurants and leisure – 2.1%
Accel Entertainment, Inc. (A)	9,446	99,750
Accor SA	26,195	974,753
Amadeus IT Group SA (A)	64,092	4,880,629
Aramark	55,828	2,403,395
Aristocrat Leisure, Ltd.	83,965	2,172,410
Bally's Corp. (A)	4,931	76,726
BJ's Restaurants, Inc. (A)	3,771	119,918
Bloomin' Brands, Inc.	14,063	378,154
Bluegreen Vacations Holding Corp.	1,855	66,131
Booking Holdings, Inc. (A)	3,894	10,515,085
Bowlero Corp. (A)	4,797	55,837
Boyd Gaming Corp.	16,448	1,140,998
Brinker International, Inc. (A)	7,046	257,884
Caesars Entertainment, Inc. (A)	22,691	1,156,560
Carnival Corp. (A)	105,907	1,994,229
Carrols Restaurant Group, Inc. (A)	6,751	34,025
Century Casinos, Inc. (A)	4,961	35,223
Chipotle Mexican Grill, Inc. (A)	2,909	6,222,351
Choice Hotels International, Inc. (C)	5,680	667,514
Churchill Downs, Inc.	14,114	1,964,245
Chuy's Holdings, Inc. (A)	2,997	122,338
Compass Group PLC	248,248	6,951,716
Cracker Barrel Old Country Store, Inc.	3,517	327,714
Darden Restaurants, Inc.	12,751	2,130,437
Dave & Buster's Entertainment, Inc. (A)	6,972	310,672
Delivery Hero SE (A)(B)	24,670	1,088,442
Denny's Corp. (A)	9,049	111,484
Dine Brands Global, Inc.	2,466	143,102
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Domino's Pizza, Inc.	3,726	$1,255,625
El Pollo Loco Holdings, Inc.	5,268	46,200
Entain PLC	83,775	1,354,622
Everi Holdings, Inc. (A)	13,686	197,900
Evolution AB (B)	26,073	3,304,069
Expedia Group, Inc. (A)	15,036	1,644,788
Fiesta Restaurant Group, Inc. (A)	3,762	29,870
First Watch Restaurant Group, Inc. (A)	2,620	44,278
Flutter Entertainment PLC (A)	25,099	5,051,444
Full House Resorts, Inc. (A)	6,498	43,537
Galaxy Entertainment Group, Ltd. (A)	311,153	1,982,267
Genting Singapore, Ltd.	860,321	599,879
Global Business Travel Group I (A)	5,576	40,314
Golden Entertainment, Inc. (A)	3,338	139,528
Hilton Grand Vacations, Inc. (A)	29,456	1,338,481
Hilton Worldwide Holdings, Inc.	27,903	4,061,282
Inspired Entertainment, Inc. (A)	3,771	55,471
InterContinental Hotels Group PLC	24,666	1,705,073
International Game Technology PLC	17,517	558,617
Jack in the Box, Inc.	3,329	324,677
Just Eat Takeaway.com NV (A)(B)	29,730	455,718
Krispy Kreme, Inc.	14,185	208,945
Kura Sushi USA, Inc., Class A (A)	978	90,905
La Francaise des Jeux SAEM (B)	14,945	588,216
Las Vegas Sands Corp. (A)	34,652	2,009,816
Life Time Group Holdings, Inc. (A)	7,415	145,853
Light & Wonder, Inc. (A)	34,253	2,355,236
Lindblad Expeditions Holdings, Inc. (A)	6,268	68,196
Marriott International, Inc., Class A	27,188	4,994,164
Marriott Vacations Worldwide Corp.	7,885	967,647
McDonald's Corp.	76,982	22,972,199
McDonald's Holdings Company Japan, Ltd.	12,261	476,787
MGM Resorts International	31,839	1,398,369
Monarch Casino & Resort, Inc.	2,174	153,158
Mondee Holdings, Inc. (A)	7,595	67,671
Nathan's Famous, Inc.	555	43,590
Norwegian Cruise Line Holdings, Ltd. (A)	44,725	973,663
Oriental Land Company, Ltd.	155,200	6,050,624
Papa John's International, Inc.	11,974	884,040
Penn Entertainment, Inc. (A)	33,015	793,350
Planet Fitness, Inc., Class A (A)	18,200	1,227,408
PlayAGS, Inc. (A)	6,739	38,075
Portillo's, Inc., Class A (A)	7,005	157,823
Potbelly Corp. (A)	4,775	41,925
RCI Hospitality Holdings, Inc.	1,414	107,450
Red Robin Gourmet Burgers, Inc. (A)	2,873	39,734
Red Rock Resorts, Inc., Class A	7,581	354,639
Royal Caribbean Cruises, Ltd. (A)	23,190	2,405,731
Rush Street Interactive, Inc. (A)	12,458	38,869
Sabre Corp. (A)	53,764	171,507
Sands China, Ltd. (A)	345,482	1,183,176
SeaWorld Entertainment, Inc. (A)	6,379	357,288
Shake Shack, Inc., Class A (A)	6,078	472,382
Six Flags Entertainment Corp. (A)	11,607	301,550
Sodexo SA	12,587	1,386,047
Starbucks Corp.	120,878	11,974,175
Sweetgreen, Inc., Class A (A)	15,890	203,710
Target Hospitality Corp. (A)	5,298	71,099
Texas Roadhouse, Inc.	14,353	1,611,555
The Cheesecake Factory, Inc.	7,797	269,620
The Lottery Corp., Ltd.	316,654	1,085,573
The Wendy's Company	36,115	785,501
Travel + Leisure Company	16,345	659,357
Whitbread PLC	28,751	1,237,631

The accompanying notes are an integral part of the financial statements.	143

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Wingstop, Inc.	6,420	$1,285,027
Wyndham Hotels & Resorts, Inc.	18,394	1,261,277
Wynn Resorts, Ltd.	10,919	1,153,156
Xponential Fitness, Inc., Class A (A)	4,111	70,915
Yum! Brands, Inc.	29,533	4,091,797
		149,921,788
Household durables – 0.8%
Barratt Developments PLC	140,022	735,916
Beazer Homes USA, Inc. (A)	4,727	133,727
Cavco Industries, Inc. (A)	1,409	415,655
Century Communities, Inc.	4,520	346,322
Cricut, Inc., Class A	7,832	95,550
D.R. Horton, Inc.	32,726	3,982,427
Dream Finders Homes, Inc., Class A (A)(C)	4,004	98,458
Ethan Allen Interiors, Inc.	3,639	102,911
Garmin, Ltd.	16,136	1,682,823
GoPro, Inc., Class A (A)	21,321	88,269
Green Brick Partners, Inc. (A)	4,255	241,684
Hamilton Beach Brands Holding Company, Class B	853	8,240
Helen of Troy, Ltd. (A)	9,025	974,881
Hooker Furnishings Corp.	1,998	37,283
Hovnanian Enterprises, Inc., Class A (A)	799	79,269
Iida Group Holdings Company, Ltd.	22,600	381,913
Installed Building Products, Inc.	3,811	534,150
iRobot Corp. (A)	4,489	203,127
KB Home	28,967	1,497,884
La-Z-Boy, Inc.	6,932	198,532
Legacy Housing Corp. (A)	1,815	42,090
Leggett & Platt, Inc.	28,516	844,644
Lennar Corp., A Shares	26,758	3,353,045
LGI Homes, Inc. (A)	3,340	450,533
M/I Homes, Inc. (A)	4,282	373,348
MDC Holdings, Inc.	9,250	432,623
Meritage Homes Corp.	5,811	826,731
Mohawk Industries, Inc. (A)	5,572	574,808
Newell Brands, Inc.	39,733	345,677
NVR, Inc. (A)	322	2,044,900
Open House Group Company, Ltd.	11,100	400,727
Panasonic Holdings Corp.	314,209	3,852,806
Persimmon PLC	45,440	592,069
PulteGroup, Inc.	23,537	1,828,354
Purple Innovation, Inc.	11,823	32,868
SEB SA	3,543	366,398
Sekisui Chemical Company, Ltd.	51,944	750,444
Sekisui House, Ltd.	87,626	1,770,009
Sharp Corp. (A)	32,400	181,683
Skyline Champion Corp. (A)	8,628	564,703
Snap One Holdings Corp. (A)	3,280	38,212
Sonos, Inc. (A)	20,568	335,875
Sony Group Corp.	179,400	16,194,468
Taylor Morrison Home Corp. (A)	40,109	1,956,116
Taylor Wimpey PLC	502,497	656,458
Tempur Sealy International, Inc.	36,861	1,477,020
The Berkeley Group Holdings PLC	15,322	763,800
The Lovesac Company (A)	2,404	64,788
Toll Brothers, Inc.	22,061	1,744,363
TopBuild Corp. (A)	6,801	1,809,202
Tri Pointe Homes, Inc. (A)	15,789	518,827
Vizio Holding Corp., Class A (A)	12,715	85,826
VOXX International Corp. (A)	2,790	34,819
Vuzix Corp. (A)(C)	10,698	54,560
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Whirlpool Corp.	5,774	$859,113
		58,060,928
Leisure products – 0.2%
Acushnet Holdings Corp.	5,126	280,290
AMMO, Inc. (A)	16,618	35,396
Bandai Namco Holdings, Inc.	85,279	1,974,832
Brunswick Corp.	15,148	1,312,423
Clarus Corp.	5,881	53,752
Escalade, Inc.	2,249	30,024
Funko, Inc., Class A (A)	6,053	65,493
Hasbro, Inc.	13,738	889,810
JAKKS Pacific, Inc. (A)	1,416	28,278
Johnson Outdoors, Inc., Class A	1,002	61,573
Malibu Boats, Inc., Class A (A)	3,413	200,207
Marine Products Corp.	2,134	35,979
MasterCraft Boat Holdings, Inc. (A)	3,111	95,352
Mattel, Inc. (A)	75,825	1,481,621
Polaris, Inc.	11,459	1,385,737
Shimano, Inc.	10,981	1,838,300
Smith & Wesson Brands, Inc.	7,434	96,939
Sturm Ruger & Company, Inc.	2,694	142,674
Topgolf Callaway Brands Corp. (A)	53,149	1,055,008
Vista Outdoor, Inc. (A)	9,140	252,904
Yamaha Corp.	19,973	769,376
YETI Holdings, Inc. (A)	18,562	720,948
		12,806,916
Specialty retail – 1.7%
1-800-Flowers.com, Inc., Class A (A)	4,415	34,437
Abercrombie & Fitch Company, Class A (A)	7,874	296,692
Academy Sports & Outdoors, Inc.	11,961	646,492
Advance Auto Parts, Inc.	6,267	440,570
American Eagle Outfitters, Inc.	29,469	347,734
America's Car-Mart, Inc. (A)	984	98,184
Arko Corp.	14,121	112,262
Asbury Automotive Group, Inc. (A)	3,469	834,017
AutoNation, Inc. (A)	6,741	1,109,636
AutoZone, Inc. (A)	1,940	4,837,118
Bath & Body Works, Inc.	24,141	905,288
Best Buy Company, Inc.	20,520	1,681,614
Big 5 Sporting Goods Corp. (C)	4,066	37,245
Boot Barn Holdings, Inc. (A)	4,790	405,665
Build-A-Bear Workshop, Inc.	2,238	47,938
Caleres, Inc.	5,697	136,329
Camping World Holdings, Inc., Class A (C)	6,703	201,760
CarMax, Inc. (A)	16,682	1,396,283
Carvana Company (A)(C)	15,510	402,019
Chico's FAS, Inc. (A)	20,390	109,087
Designer Brands, Inc., Class A (C)	8,361	84,446
Destination XL Group, Inc. (A)	10,414	51,029
Dick's Sporting Goods, Inc.	13,173	1,741,339
Dufry AG (A)	14,023	639,616
EVgo, Inc. (A)(C)	12,407	49,628
Fast Retailing Company, Ltd.	24,938	6,395,969
Five Below, Inc. (A)	11,924	2,343,543
Foot Locker, Inc.	30,226	819,427
Franchise Group, Inc. (C)	3,666	104,994
GameStop Corp., Class A (A)(C)	54,180	1,313,865
Genesco, Inc. (A)	2,212	55,388
Group 1 Automotive, Inc.	2,208	569,885
GrowGeneration Corp. (A)	11,293	38,396
Guess?, Inc.	4,678	90,987
Haverty Furniture Companies, Inc.	2,473	74,734
Hennes & Mauritz AB, B Shares	93,513	1,608,171

The accompanying notes are an integral part of the financial statements.	144

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Hibbett, Inc.	2,055	$74,576
Industria de Diseno Textil SA	155,190	6,019,478
JD Sports Fashion PLC	368,583	684,678
Kingfisher PLC	275,832	812,942
Leslie's, Inc. (A)	28,751	269,972
Lithia Motors, Inc.	5,897	1,793,337
Lowe's Companies, Inc.	62,880	14,192,016
MarineMax, Inc. (A)	3,420	116,827
Monro, Inc.	5,000	203,150
Murphy USA, Inc.	4,293	1,335,595
National Vision Holdings, Inc. (A)	12,569	305,301
Nitori Holdings Company, Ltd.	11,411	1,281,390
OneWater Marine, Inc., Class A (A)	1,971	71,429
O'Reilly Automotive, Inc. (A)	6,419	6,132,071
Overstock.com, Inc. (A)	7,360	239,715
PetMed Express, Inc.	3,611	49,796
Revolve Group, Inc. (A)	6,788	111,323
RH (A)	3,825	1,260,682
Ross Stores, Inc.	36,066	4,044,081
Sally Beauty Holdings, Inc. (A)	17,208	212,519
Shoe Carnival, Inc.	2,990	70,205
Signet Jewelers, Ltd.	7,151	466,674
Sleep Number Corp. (A)	3,572	97,444
Sonic Automotive, Inc., Class A	2,492	118,794
Sportsman's Warehouse Holdings, Inc. (A)	7,249	41,319
Stitch Fix, Inc., Class A (A)	14,879	57,284
The Aaron's Company, Inc.	5,286	74,744
The Buckle, Inc.	4,944	171,062
The Children's Place, Inc. (A)	2,288	53,104
The Gap, Inc.	45,702	408,119
The Home Depot, Inc.	106,777	33,169,207
The ODP Corp. (A)	5,534	259,102
The TJX Companies, Inc.	121,414	10,294,693
ThredUp, Inc., Class A (A)	13,145	32,074
Tile Shop Holdings, Inc. (A)	5,773	31,982
Tractor Supply Company	11,553	2,554,368
Ulta Beauty, Inc. (A)	5,281	2,485,212
Upbound Group, Inc.	8,916	277,555
Urban Outfitters, Inc. (A)	10,332	342,299
USS Company, Ltd.	29,248	484,221
Valvoline, Inc.	35,520	1,332,355
Warby Parker, Inc., Class A (A)	13,882	162,281
Williams-Sonoma, Inc.	14,066	1,760,219
Winmark Corp.	453	150,609
Zalando SE (A)(B)	31,872	919,162
ZOZO, Inc.	17,700	367,180
Zumiez, Inc. (A)	3,096	51,579
		125,505,512
Textiles, apparel and luxury goods – 1.4%
adidas AG	23,048	4,474,263
Burberry Group PLC	53,808	1,451,926
Capri Holdings, Ltd. (A)	26,930	966,518
Carter's, Inc.	8,074	586,172
Cie Financiere Richemont SA, A Shares	74,264	12,615,077
Columbia Sportswear Company	7,576	585,170
Crocs, Inc. (A)	13,287	1,493,990
Deckers Outdoor Corp. (A)	5,647	2,979,696
G-III Apparel Group, Ltd. (A)	7,114	137,087
Hanesbrands, Inc.	57,187	259,629
Hermes International	4,506	9,794,777
Kering SA	10,591	5,848,341
Kontoor Brands, Inc.	9,027	380,037
LVMH Moet Hennessy Louis Vuitton SE	39,284	37,041,364
Moncler SpA	29,303	2,027,409
Movado Group, Inc.	2,675	71,770
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
NIKE, Inc., Class B	129,913	$14,338,498
Oxford Industries, Inc.	2,436	239,751
Pandora A/S	12,907	1,153,649
Puma SE	15,020	905,108
PVH Corp.	13,451	1,142,931
Ralph Lauren Corp.	4,333	534,259
Skechers USA, Inc., Class A (A)	28,764	1,514,712
Steven Madden, Ltd.	12,357	403,950
Tapestry, Inc.	24,441	1,046,075
The Swatch Group AG	7,484	411,583
The Swatch Group AG, Bearer Shares	4,117	1,203,778
Under Armour, Inc., Class A (A)	40,424	291,861
Under Armour, Inc., Class C (A)	40,610	272,493
Vera Bradley, Inc. (A)	5,583	35,675
VF Corp.	34,834	664,981
Wolverine World Wide, Inc.	12,960	190,382
		105,062,912
		802,684,261
Consumer staples – 7.1%
Beverages – 1.6%
Anheuser-Busch InBev SA/NV	123,574	7,003,857
Asahi Group Holdings, Ltd.	68,481	2,657,051
Brown-Forman Corp., Class B	19,285	1,287,852
Budweiser Brewing Company APAC, Ltd. (B)	244,900	633,718
Carlsberg A/S, Class B	14,010	2,243,437
Celsius Holdings, Inc. (A)	8,718	1,300,638
Coca-Cola Consolidated, Inc.	1,753	1,114,943
Coca-Cola Europacific Partners PLC	29,258	1,885,093
Coca-Cola HBC AG (A)	31,336	934,748
Constellation Brands, Inc., Class A	17,002	4,184,702
Davide Campari-Milano NV	74,366	1,030,654
Diageo PLC	320,776	13,790,465
Heineken Holding NV	16,391	1,426,378
Heineken NV	36,876	3,792,201
Keurig Dr. Pepper, Inc.	88,808	2,777,026
Kirin Holdings Company, Ltd. (C)	110,492	1,613,480
MGP Ingredients, Inc.	2,541	270,057
Molson Coors Beverage Company, Class B	19,796	1,303,369
Monster Beverage Corp. (A)	80,567	4,627,768
National Beverage Corp. (A)	3,864	186,824
PepsiCo, Inc.	145,265	26,905,983
Pernod Ricard SA	29,358	6,487,375
Primo Water Corp.	24,915	312,434
Remy Cointreau SA	3,251	521,853
Suntory Beverage & Food, Ltd.	19,759	716,298
The Boston Beer Company, Inc., Class A (A)	2,011	620,273
The Coca-Cola Company	410,389	24,713,626
The Duckhorn Portfolio, Inc. (A)	7,004	90,842
The Vita Coco Company, Inc. (A)	4,615	124,005
Treasury Wine Estates, Ltd.	102,696	770,133
		115,327,083
Consumer staples distribution and retail – 1.5%
Aeon Company, Ltd.	93,078	1,905,912
BJ's Wholesale Club Holdings, Inc. (A)	28,789	1,813,995
Carrefour SA	84,469	1,600,748
Casey's General Stores, Inc.	7,982	1,946,650
Coles Group, Ltd.	190,409	2,338,011
Costco Wholesale Corp.	46,761	25,175,187
Dollar General Corp.	23,103	3,922,427
Dollar Tree, Inc. (A)	21,924	3,146,094
Endeavour Group, Ltd.	203,839	857,894
Grocery Outlet Holding Corp. (A)	19,160	586,488

The accompanying notes are an integral part of the financial statements.	145

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples distribution and retail (continued)
HelloFresh SE (A)	23,274	$575,628
Ingles Markets, Inc., Class A	2,284	188,773
J Sainsbury PLC	234,637	802,100
Jeronimo Martins SGPS SA	40,288	1,109,878
Kesko OYJ, B Shares	38,858	731,783
Kobe Bussan Company, Ltd.	21,400	555,439
Koninklijke Ahold Delhaize NV	138,809	4,732,417
MatsukiyoCocokara & Company	16,300	915,589
Ocado Group PLC (A)	82,306	595,601
Performance Food Group Company (A)	33,450	2,015,028
PriceSmart, Inc.	4,168	308,682
Seven & i Holdings Company, Ltd.	107,229	4,632,523
SpartanNash Company	5,682	127,902
Sprouts Farmers Market, Inc. (A)	38,694	1,421,231
Sysco Corp.	53,425	3,964,135
Target Corp.	48,667	6,419,177
Tesco PLC	1,041,171	3,284,418
The Andersons, Inc.	5,183	239,195
The Chefs' Warehouse, Inc. (A)	5,715	204,368
The Fresh Market, Inc. (A)(C)(D)	9,384	0
The Kroger Company	68,859	3,236,373
U.S. Foods Holding Corp. (A)	48,549	2,136,156
United Natural Foods, Inc. (A)	9,580	187,289
Village Super Market, Inc., Class A	1,931	44,065
Walgreens Boots Alliance, Inc.	75,508	2,151,223
Walmart, Inc.	147,893	23,245,822
Weis Markets, Inc.	2,716	174,394
Welcia Holdings Company, Ltd.	13,400	279,111
Woolworths Group, Ltd.	173,383	4,593,997
		112,165,703
Food products – 1.7%
Ajinomoto Company, Inc.	64,096	2,553,383
Alico, Inc.	1,522	38,750
Archer-Daniels-Midland Company	57,426	4,339,109
Associated British Foods PLC	49,919	1,264,092
B&G Foods, Inc. (C)	11,412	158,855
Barry Callebaut AG	508	981,496
Benson Hill, Inc. (A)	33,549	43,614
Beyond Meat, Inc. (A)(C)	9,839	127,710
BRC, Inc., Class A (A)(C)	7,174	37,018
Bunge, Ltd.	15,879	1,498,184
Calavo Growers, Inc.	2,933	85,116
Cal-Maine Foods, Inc.	5,943	267,435
Campbell Soup Company	21,157	967,086
Chocoladefabriken Lindt & Spruengli AG	15	1,861,785
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	142	1,785,363
Conagra Brands, Inc.	50,286	1,695,644
Danone SA	91,343	5,597,814
Darling Ingredients, Inc. (A)	34,182	2,180,470
Dole PLC	11,554	156,210
Flowers Foods, Inc.	41,294	1,027,395
Fresh Del Monte Produce, Inc.	5,357	137,728
General Mills, Inc.	61,931	4,750,108
Hormel Foods Corp.	30,542	1,228,399
Hostess Brands, Inc. (A)	21,241	537,822
Ingredion, Inc.	14,142	1,498,345
J&J Snack Foods Corp.	2,402	380,381
JDE Peet's NV	17,881	532,044
John B Sanfilippo & Son, Inc.	1,424	166,992
Kellogg Company	27,106	1,826,944
Kerry Group PLC, Class A	21,469	2,095,440
Kerry Group PLC, Class A (London Stock Exchange)	1,204	116,357
Kikkoman Corp.	19,346	1,104,823
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Lamb Weston Holdings, Inc.	15,363	$1,765,977
Lancaster Colony Corp.	7,347	1,477,408
Limoneira Company	3,276	50,975
McCormick & Company, Inc.	26,449	2,307,146
MEIJI Holdings Company, Ltd.	31,300	698,956
Mission Produce, Inc. (A)	8,049	97,554
Mondelez International, Inc., Class A	143,595	10,473,819
Mowi ASA	62,533	992,150
Nestle SA	391,238	47,062,615
Nisshin Seifun Group, Inc.	28,100	347,340
Nissin Foods Holdings Company, Ltd.	8,775	725,561
Orkla ASA	106,855	768,332
Pilgrim's Pride Corp. (A)	9,635	207,056
Post Holdings, Inc. (A)	11,470	993,876
Salmar ASA	10,324	416,036
Seneca Foods Corp., Class A (A)	953	31,144
Sovos Brands, Inc. (A)	6,443	126,025
SunOpta, Inc. (A)	15,172	101,501
The Hain Celestial Group, Inc. (A)	14,703	183,935
The Hershey Company	15,530	3,877,841
The J.M. Smucker Company	11,244	1,660,401
The Kraft Heinz Company	84,109	2,985,870
The Simply Good Foods Company (A)	14,622	535,019
TreeHouse Foods, Inc. (A)	8,235	414,879
Tyson Foods, Inc., Class A	30,113	1,536,968
Utz Brands, Inc.	11,661	190,774
Vital Farms, Inc. (A)	5,207	62,432
Westrock Coffee Company (A)(C)	4,828	52,480
WH Group, Ltd. (B)	1,186,500	631,899
Wilmar International, Ltd.	273,303	769,952
Yakult Honsha Company, Ltd.	18,203	1,151,268
		123,739,101
Household products – 0.9%
Central Garden & Pet Company (A)	2,373	92,001
Central Garden & Pet Company, Class A (A)	5,608	204,468
Church & Dwight Company, Inc.	25,755	2,581,424
Colgate-Palmolive Company	87,471	6,738,766
Energizer Holdings, Inc.	25,762	865,088
Essity AB, B Shares	86,659	2,307,873
Henkel AG & Company KGaA	14,784	1,040,707
Kimberly-Clark Corp.	35,574	4,911,346
Oil-Dri Corp. of America	956	56,394
Reckitt Benckiser Group PLC	101,888	7,656,961
The Clorox Company	13,035	2,073,086
The Procter & Gamble Company	248,520	37,710,425
Unicharm Corp.	57,400	2,134,411
WD-40 Company	2,162	407,861
		68,780,811
Personal care products – 0.8%
Beiersdorf AG	14,341	1,899,086
BellRing Brands, Inc. (A)	49,959	1,828,499
Coty, Inc., Class A (A)	78,556	965,453
e.l.f. Beauty, Inc. (A)	8,072	922,065
Edgewell Personal Care Company	8,253	340,931
Haleon PLC	722,584	2,965,821
Herbalife, Ltd. (A)	16,037	212,330
Inter Parfums, Inc.	2,961	400,416
Kao Corp.	66,275	2,405,113
Kobayashi Pharmaceutical Company, Ltd.	7,200	391,490
Kose Corp.	4,700	451,808
L'Oreal SA	34,263	15,982,875
Medifast, Inc.	1,744	160,727
Nu Skin Enterprises, Inc., Class A	8,101	268,953
Shiseido Company, Ltd.	56,860	2,577,448

The accompanying notes are an integral part of the financial statements.	146

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal care products (continued)
The Beauty Health Company (A)	13,535	$113,288
The Estee Lauder Companies, Inc., Class A	24,449	4,801,295
Unilever PLC	359,373	18,714,054
USANA Health Sciences, Inc. (A)	1,858	117,128
		55,518,780
Tobacco – 0.6%
Altria Group, Inc.	188,218	8,526,275
British American Tobacco PLC	302,197	10,040,621
Imperial Brands PLC	124,897	2,764,526
Japan Tobacco, Inc. (C)	170,766	3,740,797
Philip Morris International, Inc.	163,666	15,977,075
Turning Point Brands, Inc.	2,819	67,684
Universal Corp.	3,735	186,526
Vector Group, Ltd.	23,215	297,384
		41,600,888
		517,132,366
Energy – 4.1%
Energy equipment and services – 0.4%
Archrock, Inc.	22,557	231,209
Atlas Energy Solutions, Inc., Class A	2,679	46,507
Baker Hughes Company	106,743	3,374,146
Borr Drilling, Ltd. (New York Stock Exchange) (A)(C)	37,143	279,687
Bristow Group, Inc. (A)	3,923	112,708
Cactus, Inc., Class A	10,437	441,694
ChampionX Corp.	74,458	2,311,176
Core Laboratories, Inc.	7,722	179,537
Diamond Offshore Drilling, Inc. (A)	16,556	235,757
DMC Global, Inc. (A)	3,479	61,787
Dril-Quip, Inc. (A)	5,549	129,125
Expro Group Holdings NV (A)	14,319	253,733
Forum Energy Technologies, Inc. (A)	1,895	48,493
Halliburton Company	95,128	3,138,273
Helix Energy Solutions Group, Inc. (A)	23,396	172,662
Helmerich & Payne, Inc.	16,087	570,284
Liberty Energy, Inc.	27,392	366,231
Nabors Industries, Ltd. (A)	1,498	139,359
Newpark Resources, Inc. (A)	13,630	71,285
NexTier Oilfield Solutions, Inc. (A)	31,411	280,814
Noble Corp. PLC (A)	17,103	706,525
NOV, Inc.	84,344	1,352,878
Oceaneering International, Inc. (A)	16,425	307,148
Oil States International, Inc. (A)	10,887	81,326
Patterson-UTI Energy, Inc.	33,604	402,240
ProFrac Holding Corp., Class A (A)	4,093	45,678
ProPetro Holding Corp. (A)	16,120	132,829
Ranger Energy Services, Inc. (A)	3,108	31,826
RPC, Inc.	14,084	100,701
Schlumberger, Ltd.	150,288	7,382,147
SEACOR Marine Holdings, Inc. (A)	4,410	50,406
Seadrill, Ltd. (A)	8,137	335,814
Select Water Solutions, Inc.	13,978	113,222
Solaris Oilfield Infrastructure, Inc., Class A	5,885	49,022
Tenaris SA	67,181	1,004,964
TETRA Technologies, Inc. (A)	21,999	74,357
Tidewater, Inc. (A)	7,661	424,726
U.S. Silica Holdings, Inc. (A)	12,281	148,969
Valaris, Ltd. (A)	22,678	1,427,127
Weatherford International PLC (A)	11,449	760,443
		27,376,815
Oil, gas and consumable fuels – 3.7%
Aker BP ASA	44,958	1,054,777
Amplify Energy Corp. (A)	6,526	44,181
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Ampol, Ltd.	33,903	$677,262
Antero Midstream Corp.	71,927	834,353
Antero Resources Corp. (A)	59,152	1,362,271
APA Corp.	32,539	1,111,858
Arch Resources, Inc.	2,894	326,327
Ardmore Shipping Corp.	6,650	82,128
Berry Corp.	13,129	90,328
BP PLC	2,517,409	14,657,297
California Resources Corp.	11,280	510,871
Callon Petroleum Company (A)	9,869	346,106
Centrus Energy Corp., Class A (A)	2,074	67,529
Chevron Corp.	183,749	28,912,905
Chord Energy Corp.	15,557	2,392,667
Civitas Resources, Inc.	11,089	769,244
Clean Energy Fuels Corp. (A)	28,356	140,646
CNX Resources Corp. (A)	61,482	1,089,461
Comstock Resources, Inc.	15,036	174,418
ConocoPhillips	127,590	13,219,600
CONSOL Energy, Inc.	5,423	367,734
Coterra Energy, Inc.	79,866	2,020,610
Crescent Energy Company, Class A	6,476	67,480
CVR Energy, Inc.	4,724	141,531
Delek US Holdings, Inc.	10,614	254,205
Denbury, Inc. (A)	8,071	696,204
Devon Energy Corp.	67,662	3,270,781
DHT Holdings, Inc.	21,616	184,384
Diamondback Energy, Inc.	19,094	2,508,188
Dorian LPG, Ltd.	5,026	128,917
DT Midstream, Inc.	20,756	1,028,875
Earthstone Energy, Inc., Class A (A)	9,165	130,968
Encore Energy Corp. (A)	26,038	62,752
ENEOS Holdings, Inc.	409,911	1,408,954
Energy Fuels, Inc. (A)(C)	25,746	160,655
Eni SpA	330,271	4,754,709
Enviva, Inc.	5,401	58,601
EOG Resources, Inc.	61,668	7,057,286
EQT Corp.	38,132	1,568,369
Equinor ASA	135,531	3,946,506
Equitrans Midstream Corp.	163,153	1,559,743
Evolution Petroleum Corp.	5,942	47,952
Excelerate Energy, Inc., Class A	3,048	61,966
Exxon Mobil Corp.	426,297	45,720,353
FLEX LNG, Ltd. (C)	4,470	136,469
Galp Energia SGPS SA	70,007	818,094
Gevo, Inc. (A)(C)	40,845	62,084
Golar LNG, Ltd.	16,209	326,936
Granite Ridge Resources, Inc.	4,646	30,803
Green Plains, Inc. (A)	9,437	304,249
Gulfport Energy Corp. (A)	1,590	167,061
Hallador Energy Company (A)	4,204	36,028
Hess Corp.	29,138	3,961,311
HF Sinclair Corp.	27,602	1,231,325
Idemitsu Kosan Company, Ltd.	29,686	595,651
Inpex Corp.	138,141	1,517,680
International Seaways, Inc.	6,482	247,872
Kinder Morgan, Inc.	207,956	3,581,002
Kinetik Holdings, Inc.	2,846	100,008
Kosmos Energy, Ltd. (A)	73,735	441,673
Magnolia Oil & Gas Corp., Class A	29,539	617,365
Marathon Oil Corp.	65,121	1,499,085
Marathon Petroleum Corp.	44,737	5,216,334
Matador Resources Company	42,485	2,222,815
Murphy Oil Corp.	55,301	2,118,028
Neste OYJ	60,189	2,317,471
NextDecade Corp. (A)	5,385	44,211

The accompanying notes are an integral part of the financial statements.	147

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Nordic American Tankers, Ltd.	33,008	$121,139
Northern Oil and Gas, Inc.	12,038	413,144
Occidental Petroleum Corp.	75,759	4,454,629
OMV AG	20,952	889,668
ONEOK, Inc.	47,180	2,911,950
Overseas Shipholding Group, Inc., Class A (A)	10,401	43,372
Ovintiv, Inc.	52,382	1,994,183
Par Pacific Holdings, Inc. (A)	8,859	235,738
PBF Energy, Inc., Class A	42,151	1,725,662
PDC Energy, Inc.	18,735	1,332,808
Peabody Energy Corp.	19,972	432,594
Permian Resources Corp.	40,962	448,944
Phillips 66	48,383	4,614,771
Pioneer Natural Resources Company	24,645	5,105,951
Range Resources Corp.	51,689	1,519,657
Repsol SA (C)	188,847	2,746,590
REX American Resources Corp. (A)	2,608	90,784
Riley Exploration Permian, Inc.	1,519	54,259
Ring Energy, Inc. (A)(C)	22,058	37,719
SandRidge Energy, Inc.	5,460	83,265
Santos, Ltd.	469,697	2,350,123
Scorpio Tankers, Inc.	8,420	397,677
SFL Corp., Ltd.	18,145	169,293
Shell PLC	974,215	29,062,455
SilverBow Resources, Inc. (A)(C)	2,899	84,419
Sitio Royalties Corp., Class A (C)	13,026	342,193
SM Energy Company	19,337	611,629
Southwestern Energy Company (A)	235,914	1,417,843
Talos Energy, Inc. (A)	18,201	252,448
Targa Resources Corp.	23,832	1,813,615
Teekay Corp. (A)	11,267	68,053
Teekay Tankers, Ltd., Class A	3,741	143,018
Tellurian, Inc. (A)	88,147	124,287
The Williams Companies, Inc.	128,448	4,191,258
TotalEnergies SE	336,572	19,320,789
Uranium Energy Corp. (A)(C)	60,052	204,177
VAALCO Energy, Inc.	18,249	68,616
Valero Energy Corp.	38,119	4,471,359
Vertex Energy, Inc. (A)(C)	11,337	70,856
Vital Energy, Inc. (A)	2,757	124,479
Vitesse Energy, Inc.	4,156	93,094
W&T Offshore, Inc. (A)	16,507	63,882
Woodside Energy Group, Ltd.	270,132	6,248,579
World Kinect Corp.	9,617	198,880
		273,815,356
		301,192,171
Financials – 13.9%
Banks – 5.2%
1st Source Corp.	2,533	106,209
ABN AMRO Bank NV (B)	57,460	893,115
ACNB Corp.	1,433	47,533
AIB Group PLC	190,169	800,345
Amalgamated Financial Corp.	3,157	50,796
Amerant Bancorp, Inc.	4,297	73,865
American National Bankshares, Inc.	1,930	55,931
Ameris Bancorp	10,656	364,542
Ames National Corp. (C)	2,022	36,457
ANZ Group Holdings, Ltd.	427,285	6,763,829
Arrow Financial Corp.	2,741	55,204
Associated Banc-Corp.	56,458	916,313
Atlantic Union Bankshares Corp.	11,989	311,115
Axos Financial, Inc. (A)	9,048	356,853
Banc of California, Inc.	8,907	103,143
BancFirst Corp.	3,514	323,288
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Banco Bilbao Vizcaya Argentaria SA	857,896	$6,590,962
Banco Santander SA	2,340,883	8,666,273
Bank First Corp. (C)	988	82,202
Bank Hapoalim BM	180,684	1,490,027
Bank Leumi Le-Israel BM	219,635	1,645,856
Bank of America Corp.	731,038	20,973,480
Bank of Hawaii Corp. (C)	6,347	261,687
Bank of Ireland Group PLC	152,256	1,453,655
Bank of Marin Bancorp	3,085	54,512
Bank OZK	23,092	927,375
BankUnited, Inc.	11,924	256,962
Bankwell Financial Group, Inc.	1,501	36,594
Banner Corp.	5,482	239,399
Banque Cantonale Vaudoise	4,285	452,604
Bar Harbor Bankshares	2,551	62,857
Barclays PLC	2,211,949	4,321,240
BayCom Corp.	2,501	41,717
BCB Bancorp, Inc.	3,267	38,355
Berkshire Hills Bancorp, Inc.	7,054	146,229
Blue Foundry Bancorp (A)	5,290	53,482
BNP Paribas SA	158,046	9,973,644
BOC Hong Kong Holdings, Ltd.	526,241	1,612,048
Bridgewater Bancshares, Inc. (A)	4,301	42,365
Brookline Bancorp, Inc.	14,178	123,916
Burke & Herbert Financial Services Corp.	1,025	65,805
Business First Bancshares, Inc.	4,338	65,374
Byline Bancorp, Inc.	4,088	73,952
C&F Financial Corp.	677	36,355
Cadence Bank	68,327	1,341,942
CaixaBank SA	587,021	2,431,625
Cambridge Bancorp	1,356	73,644
Camden National Corp.	2,423	75,040
Capital Bancorp, Inc.	1,720	31,132
Capital City Bank Group, Inc.	2,197	67,316
Capitol Federal Financial, Inc.	20,706	127,756
Capstar Financial Holdings, Inc.	4,082	50,086
Carter Bankshares, Inc. (A)	4,473	66,156
Cathay General Bancorp	26,482	852,456
Central Pacific Financial Corp.	4,501	70,711
Central Valley Community Bancorp	2,064	31,889
Citigroup, Inc.	205,266	9,450,447
Citizens & Northern Corp.	2,800	54,040
Citizens Financial Group, Inc.	51,032	1,330,915
Citizens Financial Services, Inc.	794	59,129
City Holding Company	2,291	206,167
Civista Bancshares, Inc.	2,694	46,876
CNB Financial Corp.	3,868	68,270
Coastal Financial Corp. (A)	1,935	72,853
Columbia Banking System, Inc.	44,656	905,624
Columbia Financial, Inc. (A)	4,815	83,251
Comerica, Inc.	13,884	588,126
Commerce Bancshares, Inc.	24,313	1,184,043
Commerzbank AG	151,445	1,678,897
Commonwealth Bank of Australia	240,208	16,081,150
Community Bank System, Inc.	8,416	394,542
Community Trust Bancorp, Inc.	2,324	82,665
Concordia Financial Group, Ltd.	150,746	589,396
ConnectOne Bancorp, Inc.	6,161	102,211
Credit Agricole SA	172,197	2,044,644
CrossFirst Bankshares, Inc. (A)	7,859	78,590
Cullen/Frost Bankers, Inc.	13,796	1,483,484
Customers Bancorp, Inc. (A)	4,639	140,376
CVB Financial Corp.	21,660	287,645
Danske Bank A/S (A)	98,129	2,390,069
DBS Group Holdings, Ltd.	257,683	6,017,611

The accompanying notes are an integral part of the financial statements.	148

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Dime Community Bancshares, Inc.	5,776	$101,831
DNB Bank ASA	132,341	2,474,870
Eagle Bancorp, Inc.	5,123	108,403
East West Bancorp, Inc.	30,304	1,599,748
Eastern Bankshares, Inc.	25,198	309,179
Enterprise Financial Services Corp.	5,656	221,150
Equity Bancshares, Inc., Class A	2,763	62,941
Erste Group Bank AG	48,918	1,715,939
Esquire Financial Holdings, Inc.	1,289	58,959
ESSA Bancorp, Inc.	2,032	30,378
Farmers & Merchants Bancorp, Inc.	2,104	47,361
Farmers National Banc Corp.	6,412	79,316
FB Financial Corp.	5,724	160,558
Fidelity D&D Bancorp, Inc.	975	47,375
Fifth Third Bancorp	71,775	1,881,223
Financial Institutions, Inc.	3,155	49,660
FinecoBank Banca Fineco SpA	86,874	1,169,377
First Bancorp (North Carolina)	6,355	189,061
First Bancorp (Puerto Rico)	28,302	345,850
First Busey Corp.	8,243	165,684
First Business Financial Services, Inc.	1,340	39,517
First Commonwealth Financial Corp.	15,900	201,135
First Community Bankshares, Inc.	2,975	88,447
First Financial Bancorp	14,761	301,715
First Financial Bankshares, Inc.	48,794	1,390,141
First Financial Corp.	1,984	64,420
First Foundation, Inc.	9,397	37,306
First Horizon Corp.	115,211	1,298,428
First Interstate BancSystem, Inc., Class A	13,185	314,330
First Merchants Corp.	9,457	266,971
First Mid Bancshares, Inc.	3,197	77,176
Five Star Bancorp	2,386	53,375
Flushing Financial Corp.	4,979	61,192
FNB Corp.	77,348	884,861
FS Bancorp, Inc.	1,264	38,008
Fulton Financial Corp.	25,748	306,916
German American Bancorp, Inc.	4,496	122,201
Glacier Bancorp, Inc.	41,641	1,297,950
Great Southern Bancorp, Inc.	1,420	72,037
Greene County Bancorp, Inc. (C)	1,302	38,800
Guaranty Bancshares, Inc.	1,669	45,197
Hancock Whitney Corp.	32,276	1,238,753
Hang Seng Bank, Ltd.	108,790	1,550,869
Hanmi Financial Corp.	5,099	76,128
HarborOne Bancorp, Inc.	7,875	68,355
HBT Financial, Inc.	2,164	39,904
Heartland Financial USA, Inc.	6,833	190,436
Heritage Commerce Corp.	10,350	85,698
Heritage Financial Corp.	5,800	93,786
Hilltop Holdings, Inc.	7,305	229,815
Home Bancorp, Inc.	1,215	40,350
Home BancShares, Inc.	70,569	1,608,973
HomeTrust Bancshares, Inc.	2,832	59,160
Hope Bancorp, Inc.	18,033	151,838
Horizon Bancorp, Inc.	7,505	78,127
HSBC Holdings PLC	2,842,349	22,505,250
Huntington Bancshares, Inc.	152,215	1,640,878
Independent Bank Corp. (Massachusetts)	7,119	316,867
Independent Bank Corp. (Michigan)	3,680	62,413
Independent Bank Group, Inc.	5,903	203,831
ING Groep NV	514,943	6,942,252
International Bancshares Corp.	19,739	872,464
Intesa Sanpaolo SpA	2,296,286	6,020,289
Israel Discount Bank, Ltd., Class A	175,989	879,211
Japan Post Bank Company, Ltd.	210,000	1,637,630
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
John Marshall Bancorp, Inc.	1,961	$39,396
JPMorgan Chase & Co.	308,129	44,814,282
KBC Group NV	35,610	2,485,606
Kearny Financial Corp.	9,808	69,146
KeyCorp	98,618	911,230
Lakeland Bancorp, Inc.	9,906	132,641
Lakeland Financial Corp.	4,016	194,856
LCNB Corp.	2,545	37,564
Live Oak Bancshares, Inc.	5,638	148,336
Lloyds Banking Group PLC	9,426,757	5,225,707
M&T Bank Corp.	17,489	2,164,439
Macatawa Bank Corp.	5,177	48,043
MainStreet Bancshares, Inc.	1,661	37,638
Mediobanca Banca di Credito Finanziario SpA	78,536	940,272
Mercantile Bank Corp.	2,651	73,221
Metrocity Bankshares, Inc.	3,135	56,085
Metropolitan Bank Holding Corp. (A)	1,814	63,000
Mid Penn Bancorp, Inc.	2,611	57,651
Middlefield Banc Corp. (C)	1,714	45,935
Midland States Bancorp, Inc.	3,615	71,975
MidWestOne Financial Group, Inc.	2,737	58,490
Mitsubishi UFJ Financial Group, Inc.	1,624,568	11,974,811
Mizrahi Tefahot Bank, Ltd.	21,954	734,136
Mizuho Financial Group, Inc.	343,150	5,245,209
MVB Financial Corp.	2,201	46,397
National Australia Bank, Ltd.	446,533	7,853,561
National Bank Holdings Corp., Class A	5,743	166,777
National Bankshares, Inc.	1,277	37,276
NatWest Group PLC	815,832	2,493,581
NBT Bancorp, Inc.	6,678	212,694
New York Community Bancorp, Inc.	154,695	1,738,772
Nicolet Bankshares, Inc.	2,043	138,740
Nordea Bank ABP (Nasdaq Stockholm Exchange)	461,565	5,027,679
Northeast Bank	1,389	57,880
Northeast Community Bancorp, Inc.	2,440	36,307
Northfield Bancorp, Inc.	7,138	78,375
Northrim BanCorp, Inc.	1,071	42,122
Northwest Bancshares, Inc.	19,595	207,707
Norwood Financial Corp.	1,512	44,649
Oak Valley Bancorp (C)	1,319	33,226
OceanFirst Financial Corp.	9,349	146,031
OFG Bancorp	7,209	188,011
Old National Bancorp	108,819	1,516,937
Old Second Bancorp, Inc.	7,332	95,756
Orange County Bancorp, Inc. (C)	1,135	41,995
Origin Bancorp, Inc.	4,683	137,212
Orrstown Financial Services, Inc.	2,089	40,004
Oversea-Chinese Banking Corp., Ltd.	481,724	4,382,238
Pacific Premier Bancorp, Inc.	15,299	316,383
PacWest Bancorp (C)	19,742	160,897
Park National Corp.	2,235	228,685
Pathward Financial, Inc.	4,461	206,812
Peapack-Gladstone Financial Corp.	3,003	81,321
Penns Woods Bancorp, Inc.	1,441	36,068
Peoples Bancorp, Inc.	5,211	138,352
Peoples Financial Services Corp.	1,123	49,176
Pinnacle Financial Partners, Inc.	16,440	931,326
Plumas Bancorp	1,063	37,938
Ponce Financial Group, Inc. (A)	4,829	41,964
Preferred Bank	2,156	118,558
Premier Financial Corp.	6,000	96,120
Primis Financial Corp.	4,890	41,174
Princeton Bancorp, Inc.	1,162	31,746

The accompanying notes are an integral part of the financial statements.	149

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Prosperity Bancshares, Inc.	20,197	$1,140,727
Provident Financial Services, Inc.	11,357	185,573
QCR Holdings, Inc.	2,690	110,371
RBB Bancorp	3,368	40,214
Red River Bancshares, Inc.	769	37,789
Regions Financial Corp.	98,937	1,763,057
Renasant Corp.	8,759	228,873
Republic Bancorp, Inc., Class A	1,390	59,075
Resona Holdings, Inc.	304,446	1,457,679
S&T Bancorp, Inc.	5,972	162,379
Sandy Spring Bancorp, Inc.	7,005	158,873
Seacoast Banking Corp. of Florida	13,702	302,814
ServisFirst Bancshares, Inc.	8,255	337,795
Shizuoka Financial Group, Inc.	63,508	458,817
Shore Bancshares, Inc.	3,954	45,708
Sierra Bancorp	2,924	49,620
Simmons First National Corp., Class A	19,933	343,844
Skandinaviska Enskilda Banken AB, A Shares	229,894	2,542,686
SmartFinancial, Inc.	2,771	59,604
Societe Generale SA	103,485	2,691,257
South Plains Financial, Inc.	2,203	49,590
Southern First Bancshares, Inc. (A)	1,638	40,541
Southern Missouri Bancorp, Inc.	1,537	59,098
Southern States Bancshares, Inc.	1,486	31,355
Southside Bancshares, Inc.	4,632	121,173
SouthState Corp.	28,369	1,866,680
Standard Chartered PLC	342,432	2,979,186
Stellar Bancorp, Inc.	7,817	178,931
Stock Yards Bancorp, Inc.	4,422	200,626
Sumitomo Mitsui Financial Group, Inc.	185,758	7,961,480
Sumitomo Mitsui Trust Holdings, Inc.	47,183	1,673,844
Summit Financial Group, Inc.	2,177	44,977
Svenska Handelsbanken AB, A Shares	207,511	1,737,334
Swedbank AB, A Shares	120,787	2,038,415
Synovus Financial Corp.	31,301	946,855
Texas Capital Bancshares, Inc. (A)	17,916	922,674
The Bancorp, Inc. (A)	8,678	283,337
The Bank of NT Butterfield & Son, Ltd.	7,986	218,497
The Chiba Bank, Ltd.	75,464	457,625
The Community Financial Corp.	1,206	32,671
The First Bancshares, Inc.	4,883	126,177
The First of Long Island Corp.	4,267	51,289
The Hingham Institution for Savings	262	55,853
The PNC Financial Services Group, Inc.	42,083	5,300,354
Third Coast Bancshares, Inc. (A)	2,733	43,373
Timberland Bancorp, Inc.	1,586	40,570
Tompkins Financial Corp.	2,211	123,153
Towne Bank	11,205	260,404
TriCo Bancshares	5,037	167,228
Triumph Financial, Inc. (A)	3,619	219,746
Truist Financial Corp.	140,439	4,262,324
Trustmark Corp.	9,856	208,159
U.S. Bancorp	147,086	4,859,721
UMB Financial Corp.	16,439	1,001,135
UniCredit SpA	262,306	6,099,550
United Bankshares, Inc.	49,630	1,472,522
United Community Banks, Inc.	18,521	462,840
United Overseas Bank, Ltd.	179,939	3,733,958
Univest Financial Corp.	4,824	87,218
Valley National Bancorp	159,897	1,239,202
Veritex Holdings, Inc.	8,507	152,531
Virginia National Bankshares Corp.	1,061	34,111
Washington Federal, Inc.	10,142	268,966
Washington Trust Bancorp, Inc.	2,938	78,768
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Webster Financial Corp.	37,434	$1,413,134
Wells Fargo & Company	395,637	16,885,787
WesBanco, Inc.	9,210	235,868
West BanCorp, Inc.	3,052	56,187
Westamerica BanCorp	4,107	157,298
Westpac Banking Corp.	499,232	7,108,373
Wintrust Financial Corp.	13,109	951,976
WSFS Financial Corp.	9,768	368,449
Zions Bancorp NA	15,616	419,446
		380,977,932
Capital markets – 2.4%
3i Group PLC	138,471	3,432,272
abrdn PLC	284,814	790,925
Affiliated Managers Group, Inc.	7,734	1,159,249
Ameriprise Financial, Inc.	10,985	3,648,778
Amundi SA (B)	8,701	514,044
Artisan Partners Asset Management, Inc., Class A	9,865	387,793
AssetMark Financial Holdings, Inc. (A)	3,633	107,755
ASX, Ltd.	27,542	1,159,050
Avantax, Inc. (A)	6,527	146,074
B. Riley Financial, Inc. (C)	3,052	140,331
BGC Partners, Inc., Class A	50,650	224,380
BlackRock, Inc.	15,791	10,913,792
Brightsphere Investment Group, Inc.	5,293	110,888
Cboe Global Markets, Inc.	11,132	1,536,327
CME Group, Inc.	37,928	7,027,679
Cohen & Steers, Inc.	4,208	244,022
Daiwa Securities Group, Inc.	189,808	978,082
Deutsche Bank AG	275,749	2,898,884
Deutsche Boerse AG	27,031	4,990,312
Diamond Hill Investment Group, Inc.	503	86,164
Donnelley Financial Solutions, Inc. (A)	3,982	181,300
Ellington Financial, Inc.	10,106	139,463
EQT AB	50,593	974,003
Euronext NV (B)	12,190	829,101
Evercore, Inc., Class A	7,558	934,093
FactSet Research Systems, Inc.	4,040	1,618,626
Federated Hermes, Inc.	18,216	653,044
Focus Financial Partners, Inc., Class A (A)	9,447	496,062
Forge Global Holdings, Inc. (A)	20,090	48,819
Franklin Resources, Inc.	30,102	804,024
Futu Holdings, Ltd., ADR (A)	7,800	309,972
GCM Grosvenor, Inc., Class A	7,571	57,085
Hamilton Lane, Inc., Class A	5,902	472,042
Hargreaves Lansdown PLC	50,610	524,635
Hong Kong Exchanges & Clearing, Ltd.	171,371	6,493,078
Interactive Brokers Group, Inc., Class A	22,063	1,832,773
Intercontinental Exchange, Inc.	59,033	6,675,452
Invesco, Ltd.	48,309	812,074
Janus Henderson Group PLC	28,390	773,628
Japan Exchange Group, Inc.	71,400	1,249,392
Jefferies Financial Group, Inc.	40,000	1,326,800
Julius Baer Group, Ltd.	30,417	1,919,542
London Stock Exchange Group PLC	57,130	6,080,536
Macquarie Group, Ltd.	52,234	6,215,212
MarketAxess Holdings, Inc.	3,972	1,038,360
Moelis & Company, Class A	10,738	486,861
Moody's Corp.	16,640	5,786,061
Morgan Stanley	137,357	11,730,288
MSCI, Inc.	8,442	3,961,746
Nasdaq, Inc.	35,705	1,779,894
Nomura Holdings, Inc.	414,013	1,578,431
Northern Trust Corp.	21,968	1,628,708
Open Lending Corp. (A)	16,390	172,259

The accompanying notes are an integral part of the financial statements.	150

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
P10, Inc., Class A	7,323	$82,750
Partners Group Holding AG	3,229	3,044,431
Patria Investments, Ltd., Class A	8,932	127,728
Perella Weinberg Partners	7,647	63,700
Piper Sandler Companies	2,773	358,438
PJT Partners, Inc., Class A	3,852	268,253
Raymond James Financial, Inc.	20,110	2,086,815
S&P Global, Inc.	34,585	13,864,781
SBI Holdings, Inc.	34,890	672,887
Schroders PLC	114,670	637,981
Sculptor Capital Management, Inc.	4,896	43,232
SEI Investments Company	21,703	1,293,933
Silvercrest Asset Management Group, Inc., Class A	2,049	41,492
Singapore Exchange, Ltd.	121,948	868,416
St. James's Place PLC	77,978	1,078,400
State Street Corp.	35,244	2,579,156
StepStone Group, Inc., Class A	8,811	218,601
Stifel Financial Corp.	22,736	1,356,657
StoneX Group, Inc. (A)	2,881	239,353
T. Rowe Price Group, Inc.	23,679	2,652,522
The Bank of New York Mellon Corp.	75,718	3,370,965
The Charles Schwab Corp.	156,694	8,881,416
The Goldman Sachs Group, Inc.	35,054	11,306,317
UBS Group AG	451,300	9,147,248
Victory Capital Holdings, Inc., Class A	4,455	140,511
Virtus Investment Partners, Inc.	1,097	216,625
WisdomTree, Inc.	22,799	156,401
		174,879,174
Consumer finance – 0.3%
American Express Company	62,694	10,921,295
Atlanticus Holdings Corp. (A)	848	35,624
Bread Financial Holdings, Inc.	8,082	253,694
Capital One Financial Corp.	40,258	4,403,017
Discover Financial Services	26,776	3,128,776
Encore Capital Group, Inc. (A)	3,749	182,276
Enova International, Inc. (A)	4,865	258,429
FirstCash Holdings, Inc.	13,953	1,302,233
Green Dot Corp., Class A (A)	7,636	143,099
LendingClub Corp. (A)	17,490	170,528
LendingTree, Inc. (A)	1,895	41,898
Navient Corp.	14,506	269,521
Nelnet, Inc., Class A	2,270	219,010
NerdWallet, Inc., Class A (A)	5,861	55,152
PRA Group, Inc. (A)	6,411	146,491
PROG Holdings, Inc. (A)	7,493	240,675
Regional Management Corp.	1,500	45,750
SLM Corp.	51,923	847,383
Synchrony Financial	45,189	1,532,811
Upstart Holdings, Inc. (A)(C)	11,658	417,473
World Acceptance Corp. (A)	630	84,426
		24,699,561
Financial services – 2.9%
Acacia Research Corp. (A)	7,721	32,119
Adyen NV (A)(B)	3,087	5,345,659
Alerus Financial Corp.	3,354	60,305
A-Mark Precious Metals, Inc.	3,095	115,861
AvidXchange Holdings, Inc. (A)	24,175	250,937
Banco Latinoamericano de Comercio Exterior SA, Class E	4,592	101,300
Berkshire Hathaway, Inc., Class B (A)	188,031	64,118,571
Cannae Holdings, Inc. (A)	11,616	234,759
Cantaloupe, Inc. (A)	9,814	78,119
Cass Information Systems, Inc.	2,309	89,543
Compass Diversified Holdings	10,327	223,993
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Edenred	35,508	$2,378,481
Enact Holdings, Inc.	4,683	117,684
Essent Group, Ltd.	39,904	1,867,507
Eurazeo SE	6,199	436,445
Euronet Worldwide, Inc. (A)	10,100	1,185,437
EVERTEC, Inc.	10,411	383,437
EXOR NV	15,429	1,377,417
Federal Agricultural Mortgage Corp., Class C	1,454	208,998
Fidelity National Information Services, Inc.	62,467	3,416,945
Fiserv, Inc. (A)	65,089	8,210,977
FleetCor Technologies, Inc. (A)	7,785	1,954,658
Flywire Corp. (A)	15,485	480,654
Global Payments, Inc.	27,620	2,721,122
GMO Payment Gateway, Inc.	6,000	470,637
Groupe Bruxelles Lambert NV	14,149	1,115,417
i3 Verticals, Inc., Class A (A)	3,738	85,451
Industrivarden AB, A Shares	18,516	513,527
Industrivarden AB, C Shares	21,970	606,254
International Money Express, Inc. (A)	5,008	122,846
Investor AB, A Shares	62,080	1,242,428
Investor AB, B Shares	246,246	4,926,169
Jack Henry & Associates, Inc.	7,684	1,285,764
Jackson Financial, Inc., Class A	12,861	393,675
Kinnevik AB, B Shares (A)	34,526	478,928
L.E. Lundbergforetagen AB, B Shares	10,812	460,424
M&G PLC	319,015	776,375
Marqeta, Inc., Class A (A)	79,573	387,521
Mastercard, Inc., Class A	88,229	34,700,466
Merchants Bancorp	2,528	64,666
MGIC Investment Corp.	61,400	969,506
Mitsubishi HC Capital, Inc.	125,196	743,339
Mr. Cooper Group, Inc. (A)	10,679	540,785
NewtekOne, Inc. (C)	3,959	62,948
Nexi SpA (A)(B)	83,972	658,825
NMI Holdings, Inc., Class A (A)	13,315	343,793
Ocwen Financial Corp. (A)	1,278	38,302
ORIX Corp.	166,883	3,043,310
PagSeguro Digital, Ltd., Class A (A)	31,970	301,797
Payoneer Global, Inc. (A)	43,105	207,335
PayPal Holdings, Inc. (A)	117,642	7,850,251
Paysafe, Ltd. (A)	5,550	56,000
PennyMac Financial Services, Inc.	4,050	284,756
Radian Group, Inc.	25,067	633,694
Remitly Global, Inc. (A)	13,677	257,401
Repay Holdings Corp. (A)	13,884	108,712
Sofina SA	2,193	454,652
StoneCo, Ltd., Class A (A)	46,808	596,334
The Western Union Company	80,219	940,969
TrustCo Bank Corp. NY	3,051	87,289
Visa, Inc., Class A	170,627	40,520,500
Voya Financial, Inc.	21,052	1,509,639
Walker & Dunlop, Inc.	5,142	406,681
Washington H. Soul Pattinson & Company, Ltd.	33,380	708,625
Waterstone Financial, Inc.	3,634	52,657
Wendel SE	3,791	389,358
WEX, Inc. (A)	9,177	1,670,856
Wise PLC, Class A (A)	87,467	731,100
Worldline SA (A)(B)	34,032	1,246,253
		208,437,143
Insurance – 3.0%
Admiral Group PLC	30,199	799,781
Aegon NV	240,084	1,218,758
Aflac, Inc.	57,976	4,046,725

The accompanying notes are an integral part of the financial statements.	151

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Ageas SA/NV	22,944	$930,132
AIA Group, Ltd.	1,656,735	16,826,623
Allianz SE	57,379	13,364,934
Ambac Financial Group, Inc. (A)	7,163	102,001
American Equity Investment Life Holding Company	12,366	644,392
American Financial Group, Inc.	14,963	1,776,856
American International Group, Inc.	76,312	4,390,992
AMERISAFE, Inc.	3,125	166,625
Aon PLC, Class A	21,536	7,434,227
Arch Capital Group, Ltd. (A)	39,268	2,939,210
Argo Group International Holdings, Ltd.	5,176	153,261
Arthur J. Gallagher & Company	22,585	4,958,988
Assicurazioni Generali SpA	144,195	2,932,345
Assurant, Inc.	5,604	704,535
Aviva PLC	396,299	1,993,879
AXA SA	261,001	7,712,925
Baloise Holding AG	6,516	958,452
Brighthouse Financial, Inc. (A)	14,323	678,194
Brown & Brown, Inc.	24,823	1,708,815
BRP Group, Inc., Class A (A)	9,672	239,672
Chubb, Ltd.	43,671	8,409,288
Cincinnati Financial Corp.	16,576	1,613,176
CNO Financial Group, Inc.	42,422	1,004,129
Dai-ichi Life Holdings, Inc.	133,837	2,545,565
Donegal Group, Inc., Class A	3,185	45,960
eHealth, Inc. (A)	4,343	34,918
Employers Holdings, Inc.	4,229	158,207
Enstar Group, Ltd. (A)	1,891	461,858
Everest Re Group, Ltd.	4,521	1,545,549
F&G Annuities & Life, Inc.	3,062	75,876
First American Financial Corp.	22,111	1,260,769
Genworth Financial, Inc., Class A (A)	77,316	386,580
Gjensidige Forsikring ASA	28,454	455,828
Globe Life, Inc.	9,370	1,027,139
Goosehead Insurance, Inc., Class A (A)	3,495	219,801
Greenlight Capital Re, Ltd., Class A (A)	5,183	54,603
Hannover Rueck SE	8,579	1,821,309
HCI Group, Inc.	1,129	69,750
Helvetia Holding AG	5,281	715,757
Hippo Holdings, Inc. (A)	2,193	36,250
Horace Mann Educators Corp.	6,568	194,807
Insurance Australia Group, Ltd.	348,542	1,325,465
James River Group Holdings, Ltd.	6,244	114,015
Japan Post Holdings Company, Ltd.	312,200	2,243,858
Japan Post Insurance Company, Ltd.	28,400	426,821
Kemper Corp.	13,708	661,548
Kinsale Capital Group, Inc.	4,663	1,744,895
Legal & General Group PLC	849,817	2,460,474
Lemonade, Inc. (A)(C)	8,343	140,580
Lincoln National Corp.	16,270	419,115
Loews Corp.	19,943	1,184,215
Marsh & McLennan Companies, Inc.	52,164	9,811,005
MBIA, Inc. (A)	8,398	72,559
Medibank Private, Ltd.	391,803	920,336
Mercury General Corp.	4,496	136,094
MetLife, Inc.	67,829	3,834,373
MS&AD Insurance Group Holdings, Inc.	60,951	2,158,414
Muenchener Rueckversicherungs-Gesellschaft AG	19,932	7,482,724
National Western Life Group, Inc., Class A	369	153,342
NN Group NV	35,674	1,320,568
Old Republic International Corp.	58,328	1,468,116
Oscar Health, Inc., Class A (A)	25,183	202,975
Palomar Holdings, Inc. (A)	3,980	230,999
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Phoenix Group Holdings PLC	106,748	$722,251
Poste Italiane SpA (B)	74,328	805,190
Primerica, Inc.	7,760	1,534,618
Principal Financial Group, Inc.	23,806	1,805,447
ProAssurance Corp.	9,010	135,961
Prudential Financial, Inc.	38,486	3,395,235
Prudential PLC	391,694	5,532,045
QBE Insurance Group, Ltd.	211,753	2,210,879
Reinsurance Group of America, Inc.	14,255	1,977,026
RenaissanceRe Holdings, Ltd.	10,761	2,007,142
RLI Corp.	8,685	1,185,242
Safety Insurance Group, Inc.	2,328	166,964
Sampo OYJ, A Shares	65,426	2,938,440
Selective Insurance Group, Inc.	22,608	2,169,238
SelectQuote, Inc. (A)	23,679	46,174
SiriusPoint, Ltd. (A)	14,893	134,484
Skyward Specialty Insurance Group, Inc. (A)	1,829	46,457
Sompo Holdings, Inc.	44,491	1,996,277
Stewart Information Services Corp.	4,257	175,133
Suncorp Group, Ltd.	180,190	1,619,046
Swiss Life Holding AG	4,386	2,568,823
Swiss Re AG	42,911	4,323,833
T&D Holdings, Inc.	71,225	1,044,574
Talanx AG	9,011	517,326
The Allstate Corp.	27,715	3,022,044
The Hanover Insurance Group, Inc.	7,653	865,019
The Hartford Financial Services Group, Inc.	32,711	2,355,846
The Progressive Corp.	61,722	8,170,141
The Travelers Companies, Inc.	24,354	4,229,316
Tiptree, Inc.	4,397	65,999
Tokio Marine Holdings, Inc.	256,355	5,909,895
Trupanion, Inc. (A)	6,584	129,573
Tryg A/S	51,225	1,109,329
United Fire Group, Inc.	3,678	83,343
Universal Insurance Holdings, Inc.	4,375	67,506
Unum Group	39,684	1,892,927
W.R. Berkley Corp.	21,172	1,261,004
Willis Towers Watson PLC	11,220	2,642,310
Zurich Insurance Group AG	21,406	10,182,591
		218,376,580
Mortgage real estate investment trusts – 0.1%
AFC Gamma, Inc.	3,245	40,400
Annaly Capital Management, Inc.	105,800	2,117,058
Apollo Commercial Real Estate Finance, Inc.	22,130	250,512
Arbor Realty Trust, Inc.	28,654	424,652
Ares Commercial Real Estate Corp.	8,189	83,118
ARMOUR Residential REIT, Inc.	31,207	166,333
Blackstone Mortgage Trust, Inc., Class A	27,166	565,324
BrightSpire Capital, Inc.	21,045	141,633
Chicago Atlantic Real Estate Finance, Inc. (C)	3,110	47,117
Chimera Investment Corp.	36,833	212,526
Claros Mortgage Trust, Inc.	14,754	167,310
Dynex Capital, Inc.	8,554	107,695
Franklin BSP Realty Trust, Inc.	13,075	185,142
Granite Point Mortgage Trust, Inc.	9,630	51,039
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	16,673	416,825
Invesco Mortgage Capital, Inc.	7,048	80,841
KKR Real Estate Finance Trust, Inc.	9,238	112,426
Ladder Capital Corp.	17,684	191,871
MFA Financial, Inc.	16,229	182,414

The accompanying notes are an integral part of the financial statements.	152

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
New York Mortgage Trust, Inc.	14,898	$147,788
Orchid Island Capital, Inc.	6,671	69,045
PennyMac Mortgage Investment Trust	13,897	187,332
Ready Capital Corp.	25,148	283,669
Redwood Trust, Inc.	18,265	116,348
Starwood Property Trust, Inc.	66,857	1,297,026
TPG RE Finance Trust, Inc.	11,737	86,971
Two Harbors Investment Corp.	15,485	214,932
		7,947,347
		1,015,317,737
Health care – 12.7%
Biotechnology – 1.8%
2seventy bio, Inc. (A)	8,431	85,322
4D Molecular Therapeutics, Inc. (A)	5,346	96,602
89bio, Inc. (A)	9,997	189,443
AbbVie, Inc.	186,028	25,063,552
ACADIA Pharmaceuticals, Inc. (A)	19,490	466,786
Achillion Pharmaceuticals, Inc. (A)(D)	23,194	35,243
Actinium Pharmaceuticals, Inc. (A)	4,803	35,638
ADMA Biologics, Inc. (A)	34,725	128,135
Aduro Biotech, Inc. (A)(D)	2,435	5,960
Agenus, Inc. (A)	57,779	92,446
Agios Pharmaceuticals, Inc. (A)	9,102	257,769
Akero Therapeutics, Inc. (A)	7,222	337,195
Albireo Pharma, Inc. (A)(D)	2,883	6,198
Aldeyra Therapeutics, Inc. (A)	7,783	65,299
Alector, Inc. (A)	10,739	64,541
Alkermes PLC (A)	26,709	835,992
Allakos, Inc. (A)	11,505	50,162
Allogene Therapeutics, Inc. (A)(C)	14,037	69,764
Alpine Immune Sciences, Inc. (A)(C)	5,570	57,260
Altimmune, Inc. (A)	8,623	30,439
Amgen, Inc.	56,340	12,508,607
Amicus Therapeutics, Inc. (A)	45,137	566,921
AnaptysBio, Inc. (A)	3,242	65,942
Anavex Life Sciences Corp. (A)	11,646	94,682
Anika Therapeutics, Inc. (A)	2,564	66,613
Annexon, Inc. (A)	8,294	29,195
Arbutus Biopharma Corp. (A)	22,115	50,865
Arcellx, Inc. (A)	6,102	192,945
Arcturus Therapeutics Holdings, Inc. (A)	3,890	111,565
Arcus Biosciences, Inc. (A)	8,594	174,544
Arcutis Biotherapeutics, Inc. (A)(C)	8,650	82,435
Ardelyx, Inc. (A)	34,799	117,969
Argenx SE (A)	7,907	3,083,695
Argenx SE, Additional Offering (A)	14	5,460
Arrowhead Pharmaceuticals, Inc. (A)	39,404	1,405,147
Astria Therapeutics, Inc. (A)	4,457	37,127
Atara Biotherapeutics, Inc. (A)	17,912	28,838
Aura Biosciences, Inc. (A)	4,825	59,589
Aurinia Pharmaceuticals, Inc. (A)	21,975	212,718
Avid Bioservices, Inc. (A)	10,154	141,851
Avidity Biosciences, Inc. (A)	11,541	127,990
Avita Medical, Inc. (A)	4,263	72,514
Beam Therapeutics, Inc. (A)	11,058	353,082
BioAtla, Inc. (A)	8,072	24,216
BioCryst Pharmaceuticals, Inc. (A)	30,798	216,818
Biogen, Inc. (A)	15,262	4,347,381
Biohaven, Ltd. (A)	9,474	226,618
Biomea Fusion, Inc. (A)(C)	3,215	70,569
Bioxcel Therapeutics, Inc. (A)(C)	3,206	21,352
Bluebird Bio, Inc. (A)	18,234	59,990
Blueprint Medicines Corp. (A)	9,804	619,613
Bridgebio Pharma, Inc. (A)	18,515	318,458
Cabaletta Bio, Inc. (A)	4,311	55,655
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
CareDx, Inc. (A)	8,837	$75,115
Caribou Biosciences, Inc. (A)	10,330	43,903
Carisma Therapeutics, Inc. (C)	4,800	42,096
Catalyst Pharmaceuticals, Inc. (A)	15,665	210,538
Celcuity, Inc. (A)(C)	3,112	34,170
Celldex Therapeutics, Inc. (A)	7,519	255,120
Cerevel Therapeutics Holdings, Inc. (A)	9,976	317,137
Chinook Therapeutics, Inc. (A)	9,357	359,496
Cogent Biosciences, Inc. (A)	11,340	134,266
Coherus Biosciences, Inc. (A)	13,426	57,329
Compass Therapeutics, Inc. (A)	15,797	50,234
Crinetics Pharmaceuticals, Inc. (A)	8,726	157,243
CSL, Ltd.	68,626	12,708,081
Cullinan Oncology, Inc. (A)	4,375	47,075
Cytokinetics, Inc. (A)	14,995	489,137
Day One Biopharmaceuticals, Inc. (A)	8,066	96,308
Deciphera Pharmaceuticals, Inc. (A)	8,607	121,187
Denali Therapeutics, Inc. (A)	19,053	562,254
Design Therapeutics, Inc. (A)(C)	6,188	38,984
Disc Medicine, Inc. (A)(C)	1,285	57,054
Dynavax Technologies Corp. (A)	20,922	270,312
Dyne Therapeutics, Inc. (A)	7,099	79,864
Eagle Pharmaceuticals, Inc. (A)	1,943	37,772
Editas Medicine, Inc. (A)	11,702	96,307
Emergent BioSolutions, Inc. (A)	8,616	63,328
Enanta Pharmaceuticals, Inc. (A)	3,463	74,108
Entrada Therapeutics, Inc. (A)	3,690	55,867
EQRx, Inc. (A)	53,508	99,525
Erasca, Inc. (A)	14,975	41,331
Exelixis, Inc. (A)	69,759	1,333,094
Fate Therapeutics, Inc. (A)	14,401	68,549
Fennec Pharmaceuticals, Inc. (A)	3,706	32,724
FibroGen, Inc. (A)	14,744	39,809
Foghorn Therapeutics, Inc. (A)	3,939	27,731
Generation Bio Company (A)	7,946	43,703
Genmab A/S (A)	9,388	3,557,655
Geron Corp. (A)	80,554	258,578
Gilead Sciences, Inc.	131,522	10,136,401
Grifols SA (A)	42,437	544,417
Gritstone bio, Inc. (A)	15,389	30,009
Halozyme Therapeutics, Inc. (A)	49,668	1,791,525
HilleVax, Inc. (A)	3,640	62,572
Humacyte, Inc. (A)	11,643	33,299
Icosavax, Inc. (A)	4,687	46,542
Ideaya Biosciences, Inc. (A)	8,796	206,706
Immuneering Corp., Class A (A)	3,520	35,693
ImmunityBio, Inc. (A)(C)	18,680	51,930
ImmunoGen, Inc. (A)	39,078	737,402
Immunovant, Inc. (A)	8,777	166,500
Incyte Corp. (A)	19,524	1,215,369
Inhibrx, Inc. (A)	5,634	146,259
Inozyme Pharma, Inc. (A)	5,926	33,008
Insmed, Inc. (A)	21,359	450,675
Intellia Therapeutics, Inc. (A)	14,240	580,707
Intercept Pharmaceuticals, Inc. (A)	4,294	47,492
Iovance Biotherapeutics, Inc. (A)	33,703	237,269
Ironwood Pharmaceuticals, Inc. (A)	22,281	237,070
iTeos Therapeutics, Inc. (A)	4,240	56,138
IVERIC bio, Inc. (A)	22,190	872,955
Janux Therapeutics, Inc. (A)	3,147	37,355
KalVista Pharmaceuticals, Inc. (A)	4,453	40,077
Karyopharm Therapeutics, Inc. (A)	20,039	35,870
Keros Therapeutics, Inc. (A)	3,671	147,501
Kezar Life Sciences, Inc. (A)	13,766	33,727
Kiniksa Pharmaceuticals, Ltd., Class A (A)	5,289	74,469

The accompanying notes are an integral part of the financial statements.	153

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Kodiak Sciences, Inc. (A)	5,967	$41,172
Krystal Biotech, Inc. (A)	3,483	408,904
Kura Oncology, Inc. (A)	10,757	113,809
Kymera Therapeutics, Inc. (A)	6,226	143,136
Lexicon Pharmaceuticals, Inc. (A)	16,611	38,039
Lineage Cell Therapeutics, Inc. (A)	25,394	35,806
Lyell Immunopharma, Inc. (A)(C)	29,153	92,707
MacroGenics, Inc. (A)	10,546	56,421
Madrigal Pharmaceuticals, Inc. (A)	2,184	504,504
MannKind Corp. (A)	41,699	169,715
MeiraGTx Holdings PLC (A)	6,040	40,589
Mersana Therapeutics, Inc. (A)	17,116	56,312
MiMedx Group, Inc. (A)	18,450	121,955
Mineralys Therapeutics, Inc. (A)	2,495	42,540
Mirum Pharmaceuticals, Inc. (A)	4,375	113,181
Moderna, Inc. (A)	34,568	4,200,012
Monte Rosa Therapeutics, Inc. (A)	5,440	37,264
Morphic Holding, Inc. (A)	4,910	281,490
Myriad Genetics, Inc. (A)	13,046	302,406
Neurocrine Biosciences, Inc. (A)	20,903	1,971,153
Novavax, Inc. (A)(C)	14,379	106,836
Nurix Therapeutics, Inc. (A)	8,044	80,360
Nuvalent, Inc., Class A (A)	3,900	164,463
Olema Pharmaceuticals, Inc. (A)	4,871	43,985
Omega Therapeutics, Inc. (A)(C)	4,407	24,679
Organogenesis Holdings, Inc. (A)	12,521	41,570
ORIC Pharmaceuticals, Inc. (A)	6,805	52,807
Outlook Therapeutics, Inc. (A)	27,796	48,365
Ovid therapeutics, Inc. (A)	10,811	35,460
PDL BioPharma, Inc. (A)(D)	23,030	7,600
PDS Biotechnology Corp. (A)	5,034	25,321
PMV Pharmaceuticals, Inc. (A)	7,054	44,158
Point Biopharma Global, Inc. (A)	14,836	134,414
Poseida Therapeutics, Inc. (A)	12,535	22,062
Prime Medicine, Inc. (A)	6,510	95,372
ProKidney Corp. (A)(C)	10,160	113,690
Protagonist Therapeutics, Inc. (A)	8,758	241,896
Prothena Corp. PLC (A)	6,677	455,906
PTC Therapeutics, Inc. (A)	11,408	463,963
Radius Health, Inc. (A)(D)	8,191	655
Rallybio Corp. (A)	5,465	30,932
RAPT Therapeutics, Inc. (A)	4,851	90,714
Recursion Pharmaceuticals, Inc., Class A (A)	22,522	168,239
Regeneron Pharmaceuticals, Inc. (A)	11,376	8,174,111
REGENXBIO, Inc. (A)	6,787	135,672
Relay Therapeutics, Inc. (A)	14,757	185,348
Replimune Group, Inc. (A)	6,660	154,645
REVOLUTION Medicines, Inc. (A)	16,392	438,486
Rhythm Pharmaceuticals, Inc. (A)	8,367	137,972
Rigel Pharmaceuticals, Inc. (A)	28,955	37,352
Rocket Pharmaceuticals, Inc. (A)	9,124	181,294
Sage Therapeutics, Inc. (A)	8,543	401,692
Sana Biotechnology, Inc. (A)	15,691	93,518
Sangamo Therapeutics, Inc. (A)	27,816	36,161
Savara, Inc. (A)	13,682	43,714
Scholar Rock Holding Corp. (A)	5,021	37,858
Seres Therapeutics, Inc. (A)	16,499	79,030
SpringWorks Therapeutics, Inc. (A)	9,498	249,038
Stoke Therapeutics, Inc. (A)	4,770	50,705
Summit Therapeutics, Inc. (A)(C)	19,383	48,651
Sutro Biopharma, Inc. (A)	10,848	50,443
Swedish Orphan Biovitrum AB (A)	24,241	473,797
Syndax Pharmaceuticals, Inc. (A)	10,748	224,956
Tenaya Therapeutics, Inc. (A)	7,917	46,473
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
TG Therapeutics, Inc. (A)	22,098	$548,914
Travere Therapeutics, Inc. (A)	11,873	182,369
Twist Bioscience Corp. (A)	9,341	191,117
Tyra Biosciences, Inc. (A)(C)	2,442	41,587
United Therapeutics Corp. (A)	10,036	2,215,447
UroGen Pharma, Ltd. (A)	3,575	37,001
Vanda Pharmaceuticals, Inc. (A)	9,640	63,528
Vaxcyte, Inc. (A)	14,793	738,762
Vera Therapeutics, Inc. (A)	5,666	90,939
Veracyte, Inc. (A)	11,792	300,342
Vericel Corp. (A)	7,694	289,064
Vertex Pharmaceuticals, Inc. (A)	27,156	9,556,468
Verve Therapeutics, Inc. (A)	8,346	156,488
Viking Therapeutics, Inc. (A)	15,471	250,785
Vir Biotechnology, Inc. (A)	13,489	330,885
Viridian Therapeutics, Inc. (A)	6,854	163,057
Vor BioPharma, Inc. (A)	7,077	21,868
Voyager Therapeutics, Inc. (A)	5,326	60,983
X4 Pharmaceuticals, Inc. (A)	21,667	42,034
Xencor, Inc. (A)	9,462	236,266
XOMA Corp. (A)	1,661	31,376
Y-mAbs Therapeutics, Inc. (A)	6,395	43,422
Zentalis Pharmaceuticals, Inc. (A)	8,004	225,793
Zymeworks, Inc. (A)	8,978	77,570
		132,092,174
Health care equipment and supplies – 2.6%
Abbott Laboratories	183,356	19,989,471
Accuray, Inc. (A)	16,358	63,305
Alcon, Inc.	71,092	5,897,960
Align Technology, Inc. (A)	7,503	2,653,361
Alphatec Holdings, Inc. (A)	12,478	224,354
AngioDynamics, Inc. (A)	6,498	67,774
Artivion, Inc. (A)	6,671	114,674
Asahi Intecc Company, Ltd.	30,900	608,358
AtriCure, Inc. (A)	7,528	371,582
Atrion Corp.	224	126,717
Avanos Medical, Inc. (A)	7,470	190,933
Axogen, Inc. (A)	7,107	64,887
Axonics, Inc. (A)	7,910	399,218
Baxter International, Inc.	53,337	2,430,034
Becton, Dickinson and Company	29,947	7,906,307
BioMerieux	5,894	618,855
Boston Scientific Corp. (A)	151,592	8,199,611
Butterfly Network, Inc. (A)(C)	24,293	55,874
Carl Zeiss Meditec AG, Bearer Shares	5,726	619,235
Cerus Corp. (A)	30,878	75,960
ClearPoint Neuro, Inc. (A)	4,398	31,842
Cochlear, Ltd.	9,359	1,433,875
Coloplast A/S, B Shares	16,902	2,115,051
CONMED Corp.	4,917	668,171
Cutera, Inc. (A)	2,905	43,953
Demant A/S (A)	13,110	554,906
Dentsply Sirona, Inc.	22,403	896,568
DexCom, Inc. (A)	40,873	5,252,589
DiaSorin SpA	3,582	373,133
Edwards Lifesciences Corp. (A)	63,920	6,029,574
Embecta Corp.	9,278	200,405
Enovis Corp. (A)	10,273	658,705
Envista Holdings Corp. (A)	35,069	1,186,735
EssilorLuxottica SA	41,396	7,806,052
Figs, Inc., Class A (A)	20,793	171,958
Fisher & Paykel Healthcare Corp., Ltd.	82,426	1,241,149
GE HealthCare Technologies, Inc.	38,353	3,115,798
Getinge AB, B Shares	32,542	570,905
Glaukos Corp. (A)	7,547	537,422

The accompanying notes are an integral part of the financial statements.	154

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Globus Medical, Inc., Class A (A)	17,117	$1,019,146
Haemonetics Corp. (A)	18,833	1,603,442
Hologic, Inc. (A)	25,951	2,101,252
Hoya Corp.	50,807	6,079,879
ICU Medical, Inc. (A)	4,330	771,563
IDEXX Laboratories, Inc. (A)	8,752	4,395,517
Inari Medical, Inc. (A)	19,375	1,126,463
Inmode, Ltd. (A)	12,454	465,157
Inogen, Inc. (A)	4,243	49,007
Insulet Corp. (A)	7,349	2,119,011
Integer Holdings Corp. (A)	5,316	471,051
Integra LifeSciences Holdings Corp. (A)	15,265	627,849
Intuitive Surgical, Inc. (A)	36,946	12,633,315
iRadimed Corp.	1,276	60,916
iRhythm Technologies, Inc. (A)	4,948	516,175
Koninklijke Philips NV (A)	132,433	2,869,511
Lantheus Holdings, Inc. (A)	25,588	2,147,345
LeMaitre Vascular, Inc.	3,189	214,556
LivaNova PLC (A)	20,268	1,042,383
Masimo Corp. (A)	10,402	1,711,649
Medtronic PLC	140,281	12,358,756
Merit Medical Systems, Inc. (A)	9,123	763,048
Nano-X Imaging, Ltd. (A)(C)	7,479	115,850
Neogen Corp. (A)	81,397	1,770,385
Nevro Corp. (A)	5,770	146,673
NuVasive, Inc. (A)	8,490	353,099
Olympus Corp.	171,108	2,707,843
Omnicell, Inc. (A)	16,907	1,245,539
OraSure Technologies, Inc. (A)	12,697	63,612
Orthofix Medical, Inc. (A)	5,777	104,333
OrthoPediatrics Corp. (A)	2,607	114,317
Outset Medical, Inc. (A)	8,057	176,207
Paragon 28, Inc. (A)	7,100	125,954
Penumbra, Inc. (A)	8,195	2,819,572
PROCEPT BioRobotics Corp. (A)	5,884	207,999
Pulmonx Corp. (A)	6,127	80,325
QuidelOrtho Corp. (A)	11,562	958,027
ResMed, Inc.	15,492	3,385,002
RxSight, Inc. (A)	4,467	128,650
Sanara Medtech, Inc. (A)	727	29,153
Shockwave Medical, Inc. (A)	7,846	2,239,327
SI-BONE, Inc. (A)	5,668	152,923
Siemens Healthineers AG (B)	40,120	2,273,814
Silk Road Medical, Inc. (A)	6,258	203,322
Smith & Nephew PLC	124,253	2,004,613
Sonova Holding AG	7,396	1,973,528
STAAR Surgical Company (A)	18,188	956,143
STERIS PLC	10,469	2,355,316
Straumann Holding AG	15,880	2,582,182
Stryker Corp.	35,623	10,868,221
Surmodics, Inc. (A)	2,425	75,927
Sysmex Corp.	23,879	1,635,639
Tactile Systems Technology, Inc. (A)	3,850	95,981
Tela Bio, Inc. (A)	3,109	31,494
Teleflex, Inc.	4,953	1,198,775
Terumo Corp.	95,734	3,049,094
The Cooper Companies, Inc.	5,215	1,999,587
TransMedics Group, Inc. (A)	5,115	429,558
Treace Medical Concepts, Inc. (A)	7,313	187,067
UFP Technologies, Inc. (A)	1,137	220,407
Utah Medical Products, Inc.	569	53,031
Varex Imaging Corp. (A)	6,379	150,353
Zimmer Biomet Holdings, Inc.	21,992	3,202,035
Zimvie, Inc. (A)	4,474	50,243
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Zynex, Inc. (A)	3,649	$34,994
		191,270,366
Health care providers and services – 1.9%
23andMe Holding Company, Class A (A)	44,993	78,738
Acadia Healthcare Company, Inc. (A)	19,716	1,570,182
Accolade, Inc. (A)	10,966	147,712
AdaptHealth Corp. (A)	12,016	146,235
Addus HomeCare Corp. (A)	2,521	233,697
Agiliti, Inc. (A)	4,874	80,421
Alignment Healthcare, Inc. (A)	14,188	81,581
Amedisys, Inc. (A)	6,980	638,251
AmerisourceBergen Corp.	17,079	3,286,512
AMN Healthcare Services, Inc. (A)	6,474	706,443
Amplifon SpA	17,714	649,746
Apollo Medical Holdings, Inc. (A)	6,952	219,683
Brookdale Senior Living, Inc. (A)	28,037	118,316
Cano Health, Inc. (A)	39,966	55,553
Cardinal Health, Inc.	26,845	2,538,732
CareMax, Inc. (A)	13,645	42,436
Castle Biosciences, Inc. (A)	4,341	59,559
Centene Corp. (A)	57,862	3,902,792
Chemed Corp.	3,218	1,743,094
Community Health Systems, Inc. (A)	20,802	91,529
CorVel Corp. (A)	1,397	270,320
Cross Country Healthcare, Inc. (A)	5,531	155,310
CVS Health Corp.	135,178	9,344,855
DaVita, Inc. (A)	5,834	586,142
DocGo, Inc. (A)	12,598	118,043
EBOS Group, Ltd.	21,806	492,698
Elevance Health, Inc.	24,995	11,105,029
Encompass Health Corp.	21,473	1,453,937
Enhabit, Inc. (A)	8,292	95,358
Fresenius Medical Care AG & Company KGaA	29,220	1,396,456
Fresenius SE & Company KGaA	60,098	1,666,924
Fulgent Genetics, Inc. (A)	3,345	123,865
Guardant Health, Inc. (A)	17,916	641,393
HCA Healthcare, Inc.	21,754	6,601,904
HealthEquity, Inc. (A)	31,837	2,010,188
Henry Schein, Inc. (A)	13,813	1,120,234
Hims & Hers Health, Inc. (A)	19,807	186,186
Humana, Inc.	13,174	5,890,491
InfuSystem Holdings, Inc. (A)	3,466	33,378
Invitae Corp. (A)(C)	44,847	50,677
Laboratory Corp. of America Holdings	9,342	2,254,505
LifeStance Health Group, Inc. (A)(C)	17,262	157,602
McKesson Corp.	14,298	6,109,678
ModivCare, Inc. (A)	2,118	95,755
Molina Healthcare, Inc. (A)	6,147	1,851,722
National HealthCare Corp.	1,939	119,869
National Research Corp.	2,352	102,336
NeoGenomics, Inc. (A)	20,557	330,351
NMC Health PLC (A)	19,536	39
OPKO Health, Inc. (A)	68,702	149,083
Option Care Health, Inc. (A)	62,784	2,039,852
Owens & Minor, Inc. (A)	12,067	229,756
P3 Health Partners, Inc. (A)	7,255	21,692
Patterson Companies, Inc.	32,722	1,088,334
Pediatrix Medical Group, Inc. (A)	13,715	194,890
PetIQ, Inc. (A)	4,689	71,132
Privia Health Group, Inc. (A)	10,938	285,591
Progyny, Inc. (A)	29,044	1,142,591
Quest Diagnostics, Inc.	11,810	1,660,014
Quipt Home Medical Corp. (A)	7,384	39,431
R1 RCM, Inc. (A)	29,564	545,456

The accompanying notes are an integral part of the financial statements.	155

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
RadNet, Inc. (A)	7,951	$259,362
Ramsay Health Care, Ltd.	26,083	979,943
Select Medical Holdings Corp.	16,616	529,386
Sonic Healthcare, Ltd.	63,472	1,509,470
Surgery Partners, Inc. (A)	10,890	489,941
Tenet Healthcare Corp. (A)	21,837	1,777,095
The Cigna Group	31,197	8,753,878
The Ensign Group, Inc.	8,718	832,220
The Joint Corp. (A)	2,834	38,259
The Pennant Group, Inc. (A)	5,003	61,437
UnitedHealth Group, Inc.	98,169	47,183,948
Universal Health Services, Inc., Class B	6,635	1,046,804
US Physical Therapy, Inc.	2,074	251,763
Viemed Healthcare, Inc. (A)	5,950	58,191
		141,995,976
Health care technology – 0.1%
American Well Corp., Class A (A)	41,065	86,237
Computer Programs and Systems, Inc. (A)	2,504	61,824
Definitive Healthcare Corp. (A)	7,562	83,182
Doximity, Inc., Class A (A)	25,429	865,095
Evolent Health, Inc., Class A (A)	17,705	536,462
Health Catalyst, Inc. (A)	9,302	116,275
HealthStream, Inc.	3,920	96,275
M3, Inc.	62,786	1,369,024
MultiPlan Corp. (A)	62,807	132,523
NextGen Healthcare, Inc. (A)	8,722	141,471
OptimizeRx Corp. (A)	2,951	42,170
Phreesia, Inc. (A)	8,244	255,646
Schrodinger, Inc. (A)	8,824	440,494
Sharecare, Inc. (A)	51,556	90,223
Simulations Plus, Inc.	2,591	112,268
Veradigm, Inc. (A)	17,390	219,114
		4,648,283
Life sciences tools and services – 1.1%
Adaptive Biotechnologies Corp. (A)	18,869	126,611
Agilent Technologies, Inc.	31,179	3,749,275
Azenta, Inc. (A)	13,960	651,653
Bachem Holding AG	4,802	419,290
BioLife Solutions, Inc. (A)	5,712	126,235
Bio-Rad Laboratories, Inc., Class A (A)	2,251	853,399
Bio-Techne Corp.	16,600	1,355,058
Bruker Corp.	21,374	1,579,966
Charles River Laboratories International, Inc. (A)	5,397	1,134,719
Codexis, Inc. (A)	13,254	37,111
CryoPort, Inc. (A)	7,147	123,286
Cytek Biosciences, Inc. (A)	19,792	169,024
Danaher Corp.	70,024	16,805,760
Eurofins Scientific SE	19,195	1,219,801
Harvard Bioscience, Inc. (A)	6,999	38,425
Illumina, Inc. (A)	16,670	3,125,458
IQVIA Holdings, Inc. (A)	19,564	4,397,400
Lonza Group AG	10,595	6,332,764
MaxCyte, Inc. (A)	15,126	69,428
Medpace Holdings, Inc. (A)	5,292	1,270,980
Mesa Laboratories, Inc.	855	109,868
Mettler-Toledo International, Inc. (A)	2,322	3,045,628
NanoString Technologies, Inc. (A)	8,965	36,308
OmniAb, Inc. (A)	15,925	80,103
OmniAb, Inc., $12.50 Earnout Shares (A)(D)	967	0
OmniAb, Inc., $15.00 Earnout Shares (A)(D)	967	0
Pacific Biosciences of California, Inc. (A)	40,607	540,073
QIAGEN NV (A)	32,397	1,456,245
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Quanterix Corp. (A)	5,802	$130,835
Quantum-Si, Inc. (A)	20,534	36,756
Repligen Corp. (A)	11,093	1,569,216
Revvity, Inc.	13,227	1,571,235
Sartorius Stedim Biotech	3,934	982,532
Seer, Inc. (A)	11,028	47,090
SomaLogic, Inc. (A)	27,028	62,435
Sotera Health Company (A)	21,183	399,088
Syneos Health, Inc. (A)	22,206	935,761
Thermo Fisher Scientific, Inc.	40,671	21,220,094
Waters Corp. (A)	6,225	1,659,212
West Pharmaceutical Services, Inc.	7,828	2,993,975
		80,462,097
Pharmaceuticals – 5.2%
Aclaris Therapeutics, Inc. (A)	11,507	119,328
Amneal Pharmaceuticals, Inc. (A)	20,789	64,446
Amphastar Pharmaceuticals, Inc. (A)	6,150	353,441
Amylyx Pharmaceuticals, Inc. (A)	8,211	177,111
ANI Pharmaceuticals, Inc. (A)	2,153	115,896
Arvinas, Inc. (A)	8,057	199,975
Assertio Holdings, Inc. (A)	9,318	50,504
Astellas Pharma, Inc.	257,447	3,834,023
AstraZeneca PLC	220,494	31,608,741
Atea Pharmaceuticals, Inc. (A)	13,667	51,115
Axsome Therapeutics, Inc. (A)	5,299	380,786
Bayer AG	139,768	7,736,863
Bristol-Myers Squibb Company	221,515	14,165,884
Cara Therapeutics, Inc. (A)	9,216	26,081
Cassava Sciences, Inc. (A)(C)	6,452	158,203
Catalent, Inc. (A)	18,989	823,363
Chugai Pharmaceutical Company, Ltd.	95,502	2,719,803
CinCor Pharma, Inc. (A)(D)	3,771	11,539
Collegium Pharmaceutical, Inc. (A)	5,681	122,085
Corcept Therapeutics, Inc. (A)	12,987	288,961
CorMedix, Inc. (A)	8,167	32,382
CymaBay Therapeutics, Inc. (A)	16,024	175,463
Daiichi Sankyo Company, Ltd.	263,158	8,361,650
DICE Therapeutics, Inc. (A)	6,267	291,165
Edgewise Therapeutics, Inc. (A)	7,323	56,753
Eisai Company, Ltd.	35,868	2,430,919
Eli Lilly & Company	83,076	38,960,982
Enliven Therapeutics, Inc. (A)(C)	3,915	79,905
Evolus, Inc. (A)	7,194	52,300
GSK PLC	582,582	10,324,840
Harmony Biosciences Holdings, Inc. (A)	5,367	188,865
Harrow Health, Inc. (A)	4,299	81,853
Hikma Pharmaceuticals PLC	23,549	566,701
Innoviva, Inc. (A)	10,028	127,656
Intra-Cellular Therapies, Inc. (A)	15,085	955,182
Ipsen SA	5,366	645,939
Jazz Pharmaceuticals PLC (A)	13,711	1,699,753
Johnson & Johnson	274,012	45,354,466
Kyowa Kirin Company, Ltd.	38,459	712,847
Ligand Pharmaceuticals, Inc. (A)	2,705	195,031
Liquidia Corp. (A)	8,024	62,988
Marinus Pharmaceuticals, Inc. (A)	8,391	91,126
Merck & Company, Inc.	267,549	30,872,479
Merck KGaA	18,387	3,043,597
Nippon Shinyaku Company, Ltd.	7,500	306,853
Novartis AG	291,612	29,400,149
Novo Nordisk A/S, B Shares	235,516	38,045,184
Nuvation Bio, Inc. (A)	28,626	51,527
Ocular Therapeutix, Inc. (A)	13,281	68,530
Omeros Corp. (A)	10,407	56,614
Ono Pharmaceutical Company, Ltd.	55,200	995,997

The accompanying notes are an integral part of the financial statements.	156

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Organon & Company	26,896	$559,706
Orion OYJ, Class B	15,237	632,351
Otsuka Holdings Company, Ltd.	55,593	2,039,244
Pacira BioSciences, Inc. (A)	7,373	295,436
Perrigo Company PLC	28,990	984,211
Pfizer, Inc.	595,246	21,833,623
Phathom Pharmaceuticals, Inc. (A)	4,240	60,717
Phibro Animal Health Corp., Class A	3,908	53,540
Pliant Therapeutics, Inc. (A)	9,169	166,142
Prestige Consumer Healthcare, Inc. (A)	8,000	475,440
Reata Pharmaceuticals, Inc., Class A (A)	4,605	469,526
Recordati Industria Chimica e Farmaceutica SpA	14,876	710,668
Revance Therapeutics, Inc. (A)	13,444	340,268
Roche Holding AG	99,953	30,532,633
Roche Holding AG, Bearer Shares	4,554	1,495,436
Sanofi	161,440	17,379,945
Scilex Holding Company (A)	8,717	48,554
scPharmaceuticals, Inc. (A)	5,117	52,142
Shionogi & Company, Ltd.	37,211	1,569,538
SIGA Technologies, Inc.	8,201	41,415
Supernus Pharmaceuticals, Inc. (A)	7,990	240,179
Takeda Pharmaceutical Company, Ltd.	225,098	7,073,153
Taro Pharmaceutical Industries, Ltd. (A)	1,382	52,419
Tarsus Pharmaceuticals, Inc. (A)	4,076	73,653
Terns Pharmaceuticals, Inc. (A)	7,080	61,950
Teva Pharmaceutical Industries, Ltd., ADR (A)	158,008	1,189,800
Theravance Biopharma, Inc. (A)	10,504	108,716
Theseus Pharmaceuticals, Inc. (A)	3,555	33,168
UCB SA	17,987	1,594,700
Ventyx Biosciences, Inc. (A)	7,540	247,312
Viatris, Inc.	126,422	1,261,692
WaVe Life Sciences, Ltd. (A)	10,612	38,632
Xeris Biopharma Holdings, Inc. (A)	22,871	59,922
Zevra Therapeutics, Inc. (A)	6,785	34,604
Zoetis, Inc.	48,726	8,391,104
		377,499,383
		927,968,279
Industrials – 12.0%
Aerospace and defense – 1.5%
AAR Corp. (A)	5,497	317,507
Aerojet Rocketdyne Holdings, Inc. (A)	12,556	688,948
AeroVironment, Inc. (A)	4,028	411,984
AerSale Corp. (A)	4,214	61,946
Airbus SE	84,336	12,193,449
Archer Aviation, Inc., Class A (A)	25,541	105,229
Astronics Corp. (A)	4,340	86,192
Axon Enterprise, Inc. (A)	7,401	1,444,083
BAE Systems PLC	434,413	5,122,266
BWX Technologies, Inc.	19,590	1,402,056
Cadre Holdings, Inc.	3,290	71,722
Curtiss-Wright Corp.	8,214	1,508,583
Dassault Aviation SA	3,546	710,445
Ducommun, Inc. (A)	1,824	79,472
Elbit Systems, Ltd.	3,786	792,458
Eve Holding, Inc. (A)	3,117	32,666
General Dynamics Corp.	23,719	5,103,143
Hexcel Corp.	18,074	1,373,985
Howmet Aerospace, Inc.	38,784	1,922,135
Huntington Ingalls Industries, Inc.	4,206	957,286
Kaman Corp.	4,634	112,745
Kongsberg Gruppen ASA	12,613	573,313
Kratos Defense & Security Solutions, Inc. (A)	20,232	290,127
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
L3Harris Technologies, Inc.	19,976	$3,910,702
Leonardo DRS, Inc. (A)	8,153	141,373
Lockheed Martin Corp.	23,766	10,941,391
Mercury Systems, Inc. (A)	12,466	431,199
Moog, Inc., Class A	4,513	489,345
MTU Aero Engines AG	7,620	1,976,392
National Presto Industries, Inc.	825	60,390
Northrop Grumman Corp.	15,051	6,860,246
Park Aerospace Corp.	3,486	48,107
Parsons Corp. (A)	6,507	313,247
Raytheon Technologies Corp.	154,064	15,092,109
Rheinmetall AG	6,197	1,697,682
Rocket Lab USA, Inc. (A)	45,329	271,974
Rolls-Royce Holdings PLC (A)	1,190,443	2,289,223
Saab AB, B Shares	11,392	616,717
Safran SA	48,629	7,620,636
Singapore Technologies Engineering, Ltd.	222,152	606,179
Textron, Inc.	21,265	1,438,152
Thales SA	14,953	2,240,391
The Boeing Company (A)	59,627	12,590,837
TransDigm Group, Inc.	5,502	4,919,723
Triumph Group, Inc. (A)	10,467	129,477
V2X, Inc. (A)	1,884	93,371
Virgin Galactic Holdings, Inc. (A)(C)	41,039	159,231
Woodward, Inc.	12,861	1,529,302
		111,829,136
Air freight and logistics – 0.6%
Air Transport Services Group, Inc. (A)	9,223	174,038
CH Robinson Worldwide, Inc.	12,278	1,158,429
Deutsche Post AG	143,186	6,996,390
DSV A/S	26,483	5,562,528
Expeditors International of Washington, Inc.	16,110	1,951,404
FedEx Corp.	24,383	6,044,546
Forward Air Corp.	4,194	445,025
GXO Logistics, Inc. (A)	25,477	1,600,465
Hub Group, Inc., Class A (A)	5,240	420,877
Nippon Express Holdings, Inc.	10,346	583,599
Radiant Logistics, Inc. (A)	7,117	47,826
SG Holdings Company, Ltd.	45,600	650,451
United Parcel Service, Inc., Class B	76,421	13,698,464
Yamato Holdings Company, Ltd.	40,493	733,968
		40,068,010
Building products – 0.9%
A.O. Smith Corp.	13,131	955,674
AAON, Inc.	7,261	688,415
Advanced Drainage Systems, Inc.	13,399	1,524,538
AGC, Inc.	29,076	1,046,035
Allegion PLC	9,273	1,112,945
American Woodmark Corp. (A)	2,737	209,025
Apogee Enterprises, Inc.	3,626	172,126
Assa Abloy AB, B Shares	142,596	3,427,575
AZZ, Inc.	3,962	172,189
Builders FirstSource, Inc. (A)	27,457	3,734,152
Carlisle Companies, Inc.	10,918	2,800,795
Carrier Global Corp.	88,026	4,375,772
Cie de Saint-Gobain	69,712	4,244,510
CSW Industrials, Inc.	2,469	410,323
Daikin Industries, Ltd.	37,497	7,683,334
Fortune Brands Innovations, Inc.	27,144	1,953,011
Geberit AG	4,849	2,541,282
Gibraltar Industries, Inc. (A)	5,014	315,481
Griffon Corp.	7,084	285,485
Insteel Industries, Inc.	3,110	96,783
Janus International Group, Inc. (A)	13,815	147,268

The accompanying notes are an integral part of the financial statements.	157

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
JELD-WEN Holding, Inc. (A)	13,898	$243,771
Johnson Controls International PLC	72,343	4,929,452
Kingspan Group PLC	21,995	1,464,071
Lennox International, Inc.	6,921	2,256,730
Lixil Corp.	40,850	519,943
Masco Corp.	23,734	1,361,857
Masonite International Corp. (A)	3,564	365,096
Masterbrand, Inc. (A)	20,974	243,928
Nibe Industrier AB, B Shares	215,607	2,050,068
Owens Corning	19,303	2,519,042
PGT Innovations, Inc. (A)	9,376	273,310
Quanex Building Products Corp.	5,479	147,111
Resideo Technologies, Inc. (A)	23,584	416,493
ROCKWOOL A/S, B Shares	1,300	336,189
Simpson Manufacturing Company, Inc.	16,018	2,218,493
TOTO, Ltd.	18,900	571,468
Trane Technologies PLC	24,046	4,599,038
Trex Company, Inc. (A)	23,308	1,528,072
UFP Industries, Inc.	22,927	2,225,065
Xinyi Glass Holdings, Ltd.	235,000	367,380
Zurn Elkay Water Solutions Corp.	23,725	637,965
		67,171,260
Commercial services and supplies – 0.6%
ABM Industries, Inc.	10,586	451,493
ACCO Brands Corp.	15,453	80,510
ACV Auctions, Inc., Class A (A)	20,569	355,227
Aris Water Solutions, Inc., Class A	5,388	55,604
Aurora Innovation, Inc. (A)(C)	50,770	149,264
Brambles, Ltd.	197,721	1,901,200
BrightView Holdings, Inc. (A)	7,145	51,301
Casella Waste Systems, Inc., Class A (A)	8,924	807,176
CECO Environmental Corp. (A)	5,159	68,924
Cimpress PLC (A)	2,910	173,087
Cintas Corp.	9,115	4,530,884
Clean Harbors, Inc. (A)	10,779	1,772,391
Copart, Inc. (A)	45,227	4,125,155
CoreCivic, Inc. (A)	18,257	171,798
Dai Nippon Printing Company, Ltd.	31,173	885,489
Deluxe Corp.	7,005	122,447
Ennis, Inc.	4,366	88,979
Enviri Corp. (A)	13,201	130,294
Healthcare Services Group, Inc.	12,231	182,609
Heritage-Crystal Clean, Inc. (A)	2,661	100,559
HNI Corp.	7,483	210,871
Interface, Inc.	10,616	93,315
Li-Cycle Holdings Corp. (A)(C)	23,013	127,722
Liquidity Services, Inc. (A)	4,159	68,624
Matthews International Corp., Class A	4,812	205,087
MillerKnoll, Inc.	12,372	182,858
Montrose Environmental Group, Inc. (A)	4,564	192,236
MSA Safety, Inc.	7,907	1,375,502
OPENLANE, Inc. (A)	17,416	265,072
Performant Financial Corp. (A)	12,171	32,862
Pitney Bowes, Inc.	28,826	102,044
Rentokil Initial PLC	358,522	2,803,177
Republic Services, Inc.	21,677	3,320,266
Rollins, Inc.	24,421	1,045,951
Secom Company, Ltd.	29,855	2,020,541
Securitas AB, B Shares	69,969	574,708
SP Plus Corp. (A)	3,242	126,795
Steelcase, Inc., Class A	14,602	112,581
Stericycle, Inc. (A)	19,804	919,698
Tetra Tech, Inc.	11,403	1,867,127
The Brink's Company	17,361	1,177,597
The GEO Group, Inc. (A)	18,685	133,785
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Toppan, Inc.	34,862	$753,426
UniFirst Corp.	2,390	370,474
Viad Corp. (A)	3,465	93,139
VSE Corp.	1,819	99,481
Waste Management, Inc.	39,035	6,769,450
		41,248,780
Construction and engineering – 0.5%
ACS Actividades de Construccion y Servicios SA (C)	29,681	1,043,698
AECOM	29,777	2,521,814
Ameresco, Inc., Class A (A)	5,211	253,411
API Group Corp. (A)	33,692	918,444
Arcosa, Inc.	7,756	587,672
Argan, Inc.	2,099	82,722
Bouygues SA	29,303	984,388
Bowman Consulting Group, Ltd. (A)	1,795	57,225
Comfort Systems USA, Inc.	5,673	931,507
Concrete Pumping Holdings, Inc. (A)	4,754	38,175
Construction Partners, Inc., Class A (A)	6,587	206,766
Dycom Industries, Inc. (A)	4,595	522,222
Eiffage SA	10,457	1,091,800
EMCOR Group, Inc.	10,185	1,881,984
Ferrovial SE	72,445	2,290,137
Fluor Corp. (A)	53,651	1,588,070
Granite Construction, Inc.	7,003	278,579
Great Lakes Dredge & Dock Corp. (A)	11,367	92,755
IES Holdings, Inc. (A)	1,401	79,689
Kajima Corp.	60,185	908,710
Limbach Holdings, Inc. (A)	1,722	42,585
MasTec, Inc. (A)	13,008	1,534,554
MDU Resources Group, Inc.	43,624	913,487
MYR Group, Inc. (A)	2,644	365,771
Northwest Pipe Company (A)	1,797	54,341
Obayashi Corp.	92,415	799,236
Primoris Services Corp.	8,535	260,061
Quanta Services, Inc.	15,307	3,007,060
Shimizu Corp.	78,529	497,196
Skanska AB, B Shares	48,404	679,131
Sterling Infrastructure, Inc. (A)	4,832	269,626
Taisei Corp.	24,173	844,565
Tutor Perini Corp. (A)	7,921	56,635
Valmont Industries, Inc.	4,511	1,312,927
Vinci SA	75,611	8,785,652
		35,782,595
Electrical equipment – 1.1%
374Water, Inc. (A)(C)	10,801	25,814
ABB, Ltd.	223,618	8,797,319
Acuity Brands, Inc.	6,812	1,110,901
Allied Motion Technologies, Inc.	2,414	96,415
AMETEK, Inc.	24,301	3,933,846
Array Technologies, Inc. (A)	24,394	551,304
Atkore, Inc. (A)	6,352	990,531
Babcock & Wilcox Enterprises, Inc. (A)	9,788	57,749
Blink Charging Company (A)(C)	8,129	48,693
Bloom Energy Corp., Class A (A)	31,093	508,371
Eaton Corp. PLC	42,029	8,452,032
Emerson Electric Company	60,259	5,446,811
Encore Wire Corp.	2,683	498,850
Energy Vault Holdings, Inc. (A)(C)	17,739	48,427
EnerSys	15,358	1,666,650
Enovix Corp. (A)	22,143	399,460
Eos Energy Enterprises, Inc. (A)	18,065	78,402
Fluence Energy, Inc. (A)	6,414	170,869
FTC Solar, Inc. (A)	11,499	37,027
FuelCell Energy, Inc. (A)(C)	67,075	144,882

The accompanying notes are an integral part of the financial statements.	158

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Fuji Electric Company, Ltd.	18,040	$794,212
Generac Holdings, Inc. (A)	6,558	977,995
GrafTech International, Ltd.	32,154	162,056
Hubbell, Inc.	11,480	3,806,309
Legrand SA	37,960	3,765,778
LSI Industries, Inc.	4,672	58,680
Mitsubishi Electric Corp.	274,897	3,886,175
NEXTracker, Inc., Class A (A)	4,982	198,333
Nidec Corp.	59,386	3,272,489
NuScale Power Corp. (A)(C)	9,211	62,635
nVent Electric PLC	35,490	1,833,768
Powell Industries, Inc.	1,510	91,491
Preformed Line Products Company	425	66,343
Prysmian SpA	36,241	1,515,733
Regal Rexnord Corp.	14,198	2,185,072
Rockwell Automation, Inc.	12,113	3,990,628
Schneider Electric SE	77,186	14,022,892
SES AI Corp. (A)	22,739	55,483
Shoals Technologies Group, Inc., Class A (A)	27,666	707,143
Siemens Energy AG (A)	73,916	1,306,968
Stem, Inc. (A)(C)	23,411	133,911
SunPower Corp. (A)	14,185	139,013
Sunrun, Inc. (A)	46,189	824,936
Thermon Group Holdings, Inc. (A)	5,605	149,093
TPI Composites, Inc. (A)	7,232	74,996
Vestas Wind Systems A/S (A)	143,672	3,819,854
Vicor Corp. (A)	8,448	456,192
		81,422,531
Ground transportation – 0.8%
ArcBest Corp.	3,870	382,356
Aurizon Holdings, Ltd.	261,875	685,119
Avis Budget Group, Inc. (A)	5,111	1,168,732
Central Japan Railway Company	20,476	2,565,465
Covenant Logistics Group, Inc.	1,456	63,816
CSX Corp.	214,367	7,309,915
Daseke, Inc. (A)	7,211	51,414
East Japan Railway Company	43,040	2,386,717
FTAI Infrastructure, Inc.	18,271	67,420
Grab Holdings, Ltd., Class A (A)	265,800	911,694
Hankyu Hanshin Holdings, Inc.	32,600	1,077,890
Heartland Express, Inc.	7,516	123,338
Hertz Global Holdings, Inc. (A)	33,765	620,938
JB Hunt Transport Services, Inc.	8,743	1,582,745
Keio Corp.	14,615	459,738
Keisei Electric Railway Company, Ltd.	18,394	762,418
Kintetsu Group Holdings Company, Ltd.	25,774	892,611
Knight-Swift Transportation Holdings, Inc.	34,496	1,916,598
Landstar System, Inc.	7,698	1,482,173
Marten Transport, Ltd.	9,262	199,133
MTR Corp., Ltd.	220,815	1,016,538
Norfolk Southern Corp.	24,003	5,442,920
Odakyu Electric Railway Company, Ltd.	41,979	562,505
Old Dominion Freight Line, Inc.	9,481	3,505,600
RXO, Inc. (A)	18,724	424,473
Ryder System, Inc.	9,960	844,508
Saia, Inc. (A)	5,684	1,946,258
Tobu Railway Company, Ltd.	26,873	720,550
Tokyu Corp.	75,608	911,898
TuSimple Holdings, Inc., Class A (A)	28,663	47,581
U.S. Xpress Enterprises, Inc., Class A (A)	5,475	33,617
Union Pacific Corp.	64,287	13,154,406
Universal Logistics Holdings, Inc.	1,149	33,103
Werner Enterprises, Inc.	22,656	1,000,942
West Japan Railway Company	31,225	1,298,712
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ground transportation (continued)
XPO, Inc. (A)	24,819	$1,464,321
		57,118,162
Industrial conglomerates – 1.0%
3M Company	58,169	5,822,135
Brookfield Business Corp., Class A	4,171	78,748
CK Hutchison Holdings, Ltd.	381,238	2,326,826
DCC PLC	14,049	785,923
General Electric Company	114,821	12,613,087
Hikari Tsushin, Inc.	2,900	416,242
Hitachi, Ltd.	133,494	8,300,190
Honeywell International, Inc.	70,164	14,559,030
Investment AB Latour, B Shares	21,064	418,184
Jardine Cycle & Carriage, Ltd.	14,100	363,582
Jardine Matheson Holdings, Ltd.	22,600	1,146,050
Keppel Corp., Ltd.	207,245	1,031,406
Lifco AB, B Shares	33,164	722,238
Siemens AG	108,124	18,024,366
Smiths Group PLC	50,111	1,048,409
Toshiba Corp.	58,528	1,836,570
		69,492,986
Machinery – 2.4%
3D Systems Corp. (A)	20,727	205,819
AGCO Corp.	13,311	1,749,332
Alamo Group, Inc.	1,596	293,520
Albany International Corp., Class A	5,047	470,784
Alfa Laval AB	41,217	1,503,499
Alstom SA	46,007	1,373,344
Astec Industries, Inc.	3,783	171,900
Atlas Copco AB, A Shares	382,141	5,516,922
Atlas Copco AB, B Shares	222,064	2,768,800
Barnes Group, Inc.	7,794	328,829
Blue Bird Corp. (A)	2,976	66,900
Caterpillar, Inc.	54,340	13,370,357
Chart Industries, Inc. (A)	15,938	2,546,733
CIRCOR International, Inc. (A)	2,992	168,898
CNH Industrial NV	145,583	2,099,687
Columbus McKinnon Corp.	4,581	186,218
Commercial Vehicle Group, Inc. (A)	5,668	62,915
Crane Company	10,330	920,610
Crane NXT Company	10,330	583,025
Cummins, Inc.	14,926	3,659,258
Daifuku Company, Ltd.	43,200	889,738
Daimler Truck Holding AG	70,248	2,531,887
Deere & Company	28,433	11,520,767
Desktop Metal, Inc., Class A (A)(C)	46,737	82,724
Donaldson Company, Inc.	25,980	1,624,010
Douglas Dynamics, Inc.	3,760	112,349
Dover Corp.	14,746	2,177,247
Energy Recovery, Inc. (A)	9,050	252,948
Enerpac Tool Group Corp.	9,231	249,237
EnPro Industries, Inc.	3,353	447,726
Epiroc AB, A Shares	93,757	1,775,932
Epiroc AB, B Shares	55,481	897,984
Esab Corp.	11,095	738,261
ESCO Technologies, Inc.	4,075	422,292
FANUC Corp.	136,490	4,791,569
Federal Signal Corp.	9,578	613,279
Flowserve Corp.	28,095	1,043,729
Fortive Corp.	37,278	2,787,276
Franklin Electric Company, Inc.	7,381	759,505
GEA Group AG	21,549	902,171
Gencor Industries, Inc. (A)	2,024	31,534
Graco, Inc.	36,062	3,113,954
Helios Technologies, Inc.	5,312	351,070
Hillenbrand, Inc.	11,054	566,849

The accompanying notes are an integral part of the financial statements.	159

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Hillman Solutions Corp. (A)	28,139	$253,532
Hitachi Construction Machinery Company, Ltd.	15,252	428,848
Hoshizaki Corp.	15,500	556,491
Husqvarna AB, B Shares	59,698	541,674
Hyliion Holdings Corp. (A)	26,518	44,285
Hyster-Yale Materials Handling, Inc.	1,769	98,781
IDEX Corp.	7,969	1,715,407
Illinois Tool Works, Inc.	29,160	7,294,666
Indutrade AB	38,873	877,383
Ingersoll Rand, Inc.	42,652	2,787,735
ITT, Inc.	17,652	1,645,343
John Bean Technologies Corp.	5,105	619,237
Kadant, Inc.	1,866	414,439
Kennametal, Inc.	12,882	365,720
Knorr-Bremse AG	10,320	788,898
Komatsu, Ltd.	131,576	3,558,869
Kone OYJ, B Shares	48,356	2,526,338
Kubota Corp.	144,052	2,108,759
Kurita Water Industries, Ltd.	14,927	573,083
Lincoln Electric Holdings, Inc.	12,333	2,449,704
Lindsay Corp.	1,770	211,232
Luxfer Holdings PLC	4,859	69,144
Makita Corp.	31,852	900,337
Mayville Engineering Company, Inc. (A)	2,173	27,076
Metso Corp.	94,348	1,138,472
Miller Industries, Inc.	1,933	68,564
MINEBEA MITSUMI, Inc.	51,600	978,679
MISUMI Group, Inc.	40,500	815,389
Mitsubishi Heavy Industries, Ltd.	45,563	2,128,031
Mueller Industries, Inc.	8,951	781,243
Mueller Water Products, Inc., Class A	24,885	403,884
NGK Insulators, Ltd.	33,261	397,387
Nikola Corp. (A)(C)	98,071	135,338
Nordson Corp.	5,675	1,408,422
Omega Flex, Inc.	558	57,909
Oshkosh Corp.	13,992	1,211,567
Otis Worldwide Corp.	43,578	3,878,878
PACCAR, Inc.	55,101	4,609,199
Parker-Hannifin Corp.	13,528	5,276,461
Pentair PLC	17,393	1,123,588
Proterra, Inc. (A)	40,614	48,737
Proto Labs, Inc. (A)	4,346	151,936
Rational AG	728	527,146
REV Group, Inc.	5,420	71,869
Sandvik AB	151,691	2,961,644
Schindler Holding AG	3,340	751,857
Schindler Holding AG, Participation Certificates	5,793	1,360,235
Seatrium, Ltd. (A)	5,824,749	540,245
SKF AB, B Shares	48,479	844,771
SMC Corp.	8,147	4,527,792
Snap-on, Inc.	5,581	1,608,388
Spirax-Sarco Engineering PLC	10,496	1,383,415
SPX Technologies, Inc. (A)	7,087	602,182
Standex International Corp.	1,862	263,417
Stanley Black & Decker, Inc.	16,147	1,513,135
Techtronic Industries Company, Ltd.	195,742	2,140,557
Tennant Company	2,918	236,679
Terex Corp.	25,271	1,511,964
The Gorman-Rupp Company	3,840	110,707
The Greenbrier Companies, Inc.	5,047	217,526
The Manitowoc Company, Inc. (A)	5,821	109,609
The Middleby Corp. (A)	11,464	1,694,723
The Shyft Group, Inc.	5,649	124,617
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
The Timken Company	14,113	$1,291,763
The Toro Company	22,340	2,270,861
Titan International, Inc. (A)	8,704	99,922
Toyota Industries Corp.	20,853	1,493,995
Trinity Industries, Inc.	12,999	334,204
VAT Group AG (B)	3,841	1,590,996
Velo3D, Inc. (A)(C)	15,761	34,044
Volvo AB, A Shares	28,484	607,095
Volvo AB, B Shares	214,694	4,443,095
Wabash National Corp.	7,546	193,479
Wabtec Corp.	18,965	2,079,892
Wartsila OYJ ABP	67,347	759,403
Watts Water Technologies, Inc., Class A	10,217	1,877,169
Xylem, Inc.	25,229	2,841,290
Yaskawa Electric Corp.	34,110	1,572,576
		176,794,315
Marine transportation – 0.1%
A.P. Moller - Maersk A/S, Series A	441	768,972
A.P. Moller - Maersk A/S, Series B	715	1,257,146
Costamare, Inc.	7,246	70,069
Eagle Bulk Shipping, Inc. (C)	2,195	105,448
Eneti, Inc.	4,504	54,543
Genco Shipping & Trading, Ltd.	6,771	94,997
Golden Ocean Group, Ltd. (C)	19,861	149,951
Himalaya Shipping, Ltd. (A)(C)	5,278	29,346
Kawasaki Kisen Kaisha, Ltd. (A)	19,600	480,592
Kirby Corp. (A)	12,853	989,038
Kuehne + Nagel International AG	7,731	2,290,130
Matson, Inc.	5,696	442,750
Mitsui OSK Lines, Ltd.	48,900	1,176,491
Nippon Yusen KK	68,975	1,531,842
Pangaea Logistics Solutions, Ltd.	6,552	44,357
Safe Bulkers, Inc.	12,106	39,466
SITC International Holdings Company, Ltd.	191,000	349,753
		9,874,891
Passenger airlines – 0.2%
Alaska Air Group, Inc. (A)	13,486	717,185
Allegiant Travel Company (A)	2,551	322,140
American Airlines Group, Inc. (A)	68,842	1,235,025
ANA Holdings, Inc. (A)	22,749	541,888
Blade Air Mobility, Inc. (A)(C)	11,415	44,975
Delta Air Lines, Inc. (A)	67,769	3,221,738
Deutsche Lufthansa AG (A)	85,039	871,951
Frontier Group Holdings, Inc. (A)	6,404	61,927
Hawaiian Holdings, Inc. (A)	8,987	96,790
Japan Airlines Company, Ltd.	20,540	445,378
JetBlue Airways Corp. (A)	122,734	1,087,423
Joby Aviation, Inc. (A)(C)	45,232	464,080
Qantas Airways, Ltd. (A)	126,651	524,856
Singapore Airlines, Ltd.	190,627	1,009,947
SkyWest, Inc. (A)	7,763	316,109
Southwest Airlines Company	62,744	2,271,960
Spirit Airlines, Inc.	17,428	299,064
Sun Country Airlines Holdings, Inc. (A)	6,210	139,601
United Airlines Holdings, Inc. (A)	34,581	1,897,459
		15,569,496
Professional services – 1.3%
Adecco Group AG	22,764	745,552
Alight, Inc., Class A (A)	63,886	590,307
ASGN, Inc. (A)	18,280	1,382,516
Asure Software, Inc. (A)	3,348	40,712
Automatic Data Processing, Inc.	43,560	9,574,052
Barrett Business Services, Inc.	1,118	97,490

The accompanying notes are an integral part of the financial statements.	160

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
BayCurrent Consulting, Inc.	18,800	$706,916
BlackSky Technology, Inc. (A)	22,091	49,042
Broadridge Financial Solutions, Inc.	12,440	2,060,437
Bureau Veritas SA (C)	41,829	1,147,581
CACI International, Inc., Class A (A)	4,883	1,664,322
CBIZ, Inc. (A)	7,651	407,645
Ceridian HCM Holding, Inc. (A)	16,347	1,094,759
Computershare, Ltd.	81,597	1,273,403
Concentrix Corp.	9,145	738,459
Conduent, Inc. (A)	29,340	99,756
CoStar Group, Inc. (A)	43,077	3,833,853
CRA International, Inc.	1,114	113,628
CSG Systems International, Inc.	5,043	265,968
Equifax, Inc.	12,932	3,042,900
EXL Service Holdings, Inc. (A)	12,313	1,860,002
Experian PLC	130,766	5,018,926
Exponent, Inc.	18,986	1,771,774
First Advantage Corp. (A)	8,989	138,520
FiscalNote Holdings, Inc. (A)	11,363	41,361
Forrester Research, Inc. (A)	2,089	60,769
Franklin Covey Company (A)	2,123	92,733
FTI Consulting, Inc. (A)	7,279	1,384,466
Genpact, Ltd.	36,293	1,363,528
Heidrick & Struggles International, Inc.	3,348	88,622
HireQuest, Inc.	1,110	28,893
Huron Consulting Group, Inc. (A)	3,061	259,910
IBEX Holdings, Ltd. (A)	1,934	41,059
ICF International, Inc.	2,981	370,807
Innodata, Inc. (A)	4,315	48,889
Insperity, Inc.	13,543	1,611,075
Intertek Group PLC	22,961	1,244,667
Jacobs Solutions, Inc.	13,375	1,590,154
KBR, Inc.	29,075	1,891,620
Kelly Services, Inc., Class A	5,525	97,295
Kforce, Inc.	3,107	194,685
Korn Ferry	8,391	415,690
Legalzoom.com, Inc. (A)	16,996	205,312
Leidos Holdings, Inc.	14,463	1,279,686
ManpowerGroup, Inc.	10,802	857,679
Maximus, Inc.	22,734	1,921,250
Mistras Group, Inc. (A)	3,906	30,154
NV5 Global, Inc. (A)	2,213	245,134
Paychex, Inc.	33,830	3,784,562
Paycom Software, Inc.	5,126	1,646,676
Paylocity Holding Corp. (A)	8,848	1,632,721
Persol Holdings Company, Ltd.	25,300	457,875
Planet Labs PBC (A)	31,573	101,665
Randstad NV	15,703	828,172
Recruit Holdings Company, Ltd.	205,100	6,545,833
Red Violet, Inc. (A)	1,601	32,933
RELX PLC	270,719	9,031,369
Resources Connection, Inc.	5,392	84,708
Robert Half International, Inc.	11,363	854,725
Science Applications International Corp.	11,566	1,300,944
SGS SA (A)	21,326	2,017,459
Sterling Check Corp. (A)	4,073	49,935
Teleperformance	8,411	1,410,980
TriNet Group, Inc. (A)	6,034	573,049
TrueBlue, Inc. (A)	5,017	88,851
TTEC Holdings, Inc.	3,231	109,337
Upwork, Inc. (A)	20,333	189,910
Verisk Analytics, Inc.	15,267	3,450,800
Verra Mobility Corp. (A)	22,436	442,438
Willdan Group, Inc. (A)	2,396	45,907
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Wolters Kluwer NV	36,636	$4,651,800
		92,416,607
Trading companies and distributors – 0.9%
AerCap Holdings NV (A)	23,600	1,499,072
Alta Equipment Group, Inc.	3,276	56,773
Applied Industrial Technologies, Inc.	6,183	895,484
Ashtead Group PLC	62,391	4,325,620
Beacon Roofing Supply, Inc. (A)	7,847	651,144
Beijer Ref AB	47,915	612,041
BlueLinx Holdings, Inc. (A)	1,401	131,386
Boise Cascade Company	6,345	573,271
Brenntag SE	21,980	1,714,837
Bunzl PLC	48,046	1,830,939
Custom Truck One Source, Inc. (A)	9,552	64,380
Distribution Solutions Group, Inc. (A)	784	40,815
DXP Enterprises, Inc. (A)	2,422	88,185
Fastenal Company	60,209	3,551,729
FTAI Aviation, Ltd.	15,988	506,180
GATX Corp.	13,218	1,701,685
Global Industrial, Inc.	2,264	62,871
GMS, Inc. (A)	6,686	462,671
H&E Equipment Services, Inc.	5,232	239,364
Herc Holdings, Inc.	4,542	621,573
Hudson Technologies, Inc. (A)	7,600	73,112
IMCD NV	8,108	1,166,830
ITOCHU Corp.	169,104	6,717,072
Marubeni Corp.	217,459	3,706,371
McGrath RentCorp	3,956	365,851
Mitsubishi Corp.	176,306	8,523,849
Mitsui & Company, Ltd.	186,803	7,070,087
MonotaRO Company, Ltd.	35,700	455,904
MRC Global, Inc. (A)	13,821	139,177
MSC Industrial Direct Company, Inc., Class A	10,124	964,615
NOW, Inc. (A)	18,016	186,646
Reece, Ltd.	32,166	400,706
Rush Enterprises, Inc., Class A	6,585	399,973
Rush Enterprises, Inc., Class B	1,051	71,531
Sumitomo Corp.	160,238	3,399,444
Textainer Group Holdings, Ltd.	6,800	267,784
Titan Machinery, Inc. (A)	3,412	100,654
Toyota Tsusho Corp.	30,182	1,508,378
Transcat, Inc. (A)	1,224	104,419
Triton International, Ltd.	8,714	725,528
United Rentals, Inc.	7,247	3,227,596
Univar Solutions, Inc. (A)	33,792	1,211,105
Veritiv Corp.	2,111	265,163
W.W. Grainger, Inc.	4,708	3,712,682
Watsco, Inc.	7,160	2,731,325
WESCO International, Inc.	9,666	1,730,794
Xometry, Inc., Class A (A)	5,609	118,799
		68,975,415
Transportation infrastructure – 0.1%
Aena SME SA (B)	10,670	1,726,904
Aeroports de Paris	4,224	606,955
Auckland International Airport, Ltd. (A)	178,108	936,041
Getlink SE	50,861	865,545
Transurban Group	438,267	4,172,900
		8,308,345
		876,072,529
Information technology – 19.0%
Communications equipment – 0.6%
ADTRAN Holdings, Inc.	12,946	136,321
Arista Networks, Inc. (A)	26,330	4,267,040

The accompanying notes are an integral part of the financial statements.	161

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Aviat Networks, Inc. (A)	1,924	$64,204
Calix, Inc. (A)	21,823	1,089,186
Cambium Networks Corp. (A)	2,180	33,180
Ciena Corp. (A)	31,953	1,357,683
Cisco Systems, Inc.	431,866	22,344,747
Clearfield, Inc. (A)	2,156	102,087
CommScope Holding Company, Inc. (A)	33,976	191,285
Comtech Telecommunications Corp.	5,110	46,705
Digi International, Inc. (A)	5,653	222,672
Extreme Networks, Inc. (A)	20,405	531,550
F5, Inc. (A)	6,376	932,554
Harmonic, Inc. (A)	17,808	287,955
Infinera Corp. (A)(C)	32,613	157,521
Juniper Networks, Inc.	33,909	1,062,369
KVH Industries, Inc. (A)	3,769	34,449
Lumentum Holdings, Inc. (A)	14,717	834,895
Motorola Solutions, Inc.	17,684	5,186,364
NETGEAR, Inc. (A)	4,925	69,738
NetScout Systems, Inc. (A)	10,939	338,562
Nokia OYJ	761,235	3,189,465
Ribbon Communications, Inc. (A)	15,346	42,815
Telefonaktiebolaget LM Ericsson, B Shares	415,250	2,256,176
Viavi Solutions, Inc. (A)	36,235	410,543
		45,190,066
Electronic equipment, instruments and components – 1.2%
908 Devices, Inc. (A)	4,431	30,397
Advanced Energy Industries, Inc.	6,031	672,155
Akoustis Technologies, Inc. (A)	13,318	42,351
Amphenol Corp., Class A	62,771	5,332,396
Arlo Technologies, Inc. (A)	14,121	154,060
Arrow Electronics, Inc. (A)	12,101	1,733,226
Avnet, Inc.	19,580	987,811
Azbil Corp.	16,400	519,059
Badger Meter, Inc.	4,691	692,204
Bel Fuse, Inc., Class B	1,720	98,745
Belden, Inc.	15,912	1,521,983
Benchmark Electronics, Inc.	5,623	145,242
CDW Corp.	14,212	2,607,902
Climb Global Solutions, Inc.	759	36,326
Cognex Corp.	36,975	2,071,340
Coherent Corp. (A)	29,858	1,522,161
Corning, Inc.	80,674	2,826,817
CTS Corp.	5,018	213,917
Daktronics, Inc. (A)	6,917	44,269
ePlus, Inc. (A)	4,252	239,388
Evolv Technologies Holdings, Inc. (A)	18,614	111,684
Fabrinet (A)	5,895	765,643
FARO Technologies, Inc. (A)	3,674	59,519
Halma PLC	54,012	1,563,395
Hamamatsu Photonics KK	20,000	981,868
Hexagon AB, B Shares	295,376	3,633,217
Hirose Electric Company, Ltd.	4,275	569,149
Ibiden Company, Ltd.	16,000	910,359
Insight Enterprises, Inc. (A)	4,581	670,384
IPG Photonics Corp. (A)	6,688	908,364
Iteris, Inc. (A)	8,340	33,026
Itron, Inc. (A)	7,344	529,502
Jabil, Inc.	28,424	3,067,802
Keyence Corp.	27,700	13,161,833
Keysight Technologies, Inc. (A)	18,783	3,145,213
Kimball Electronics, Inc. (A)	3,965	109,553
Knowles Corp. (A)	14,418	260,389
Kyocera Corp.	45,663	2,482,335
Lightwave Logic, Inc. (A)(C)	19,018	132,555
Littelfuse, Inc.	5,320	1,549,769
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Luna Innovations, Inc. (A)	5,655	$51,574
Methode Electronics, Inc.	5,576	186,908
MicroVision, Inc. (A)(C)	29,092	133,241
Mirion Technologies, Inc. (A)	32,328	273,172
Murata Manufacturing Company, Ltd.	81,739	4,695,164
Napco Security Technologies, Inc.	5,108	176,992
National Instruments Corp.	28,170	1,616,958
nLight, Inc. (A)	7,352	113,368
Novanta, Inc. (A)	13,410	2,468,781
Omron Corp.	24,918	1,530,009
OSI Systems, Inc. (A)	2,529	297,992
PAR Technology Corp. (A)	4,330	142,587
PC Connection, Inc.	1,773	79,962
Plexus Corp. (A)	4,369	429,211
Richardson Electronics, Ltd.	2,230	36,795
Rogers Corp. (A)	2,787	451,299
Sanmina Corp. (A)	9,170	552,676
ScanSource, Inc. (A)	4,036	119,304
Shimadzu Corp.	33,692	1,041,373
SmartRent, Inc. (A)(C)	30,804	117,979
TD SYNNEX Corp.	8,894	836,036
TDK Corp.	55,263	2,155,525
TE Connectivity, Ltd.	33,226	4,656,956
Teledyne Technologies, Inc. (A)	4,961	2,039,517
Trimble, Inc. (A)	26,122	1,382,899
TTM Technologies, Inc. (A)	16,464	228,850
Venture Corp., Ltd.	39,500	431,253
Vishay Intertechnology, Inc.	47,939	1,409,407
Vishay Precision Group, Inc. (A)	2,107	78,275
Vontier Corp.	33,337	1,073,785
Yokogawa Electric Corp.	32,492	601,463
Zebra Technologies Corp., Class A (A)	5,423	1,604,286
		87,150,905
IT services – 0.9%
Accenture PLC, Class A	66,589	20,548,034
Akamai Technologies, Inc. (A)	16,048	1,442,234
Bechtle AG	11,652	462,731
BigCommerce Holdings, Inc., Series 1 (A)	11,238	111,818
Brightcove, Inc. (A)	8,668	34,759
Capgemini SE (C)	23,461	4,442,167
Cognizant Technology Solutions Corp., Class A	53,508	3,493,002
DigitalOcean Holdings, Inc. (A)	10,187	408,906
DXC Technology Company (A)	24,007	641,467
EPAM Systems, Inc. (A)	6,106	1,372,324
Fastly, Inc., Class A (A)	19,129	301,664
Fujitsu, Ltd.	25,023	3,240,047
Gartner, Inc. (A)	8,334	2,919,484
Grid Dynamics Holdings, Inc. (A)	9,309	86,108
IBM Corp.	95,745	12,811,638
Information Services Group, Inc.	6,685	35,832
Itochu Techno-Solutions Corp.	13,700	347,157
Kyndryl Holdings, Inc. (A)	43,863	582,501
NEC Corp.	34,984	1,697,161
Nomura Research Institute, Ltd.	54,900	1,516,746
NTT Data Corp.	89,810	1,259,217
Obic Company, Ltd.	9,900	1,589,032
Otsuka Corp.	16,200	631,017
Perficient, Inc. (A)	5,541	461,732
SCSK Corp.	22,200	349,362
Squarespace, Inc., Class A (A)	7,176	226,331
The Hackett Group, Inc.	4,163	93,043
Thoughtworks Holding, Inc. (A)	15,098	113,990
TIS, Inc.	31,300	784,232

The accompanying notes are an integral part of the financial statements.	162

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Tucows, Inc., Class A (A)	1,727	$47,907
Unisys Corp. (A)	11,814	47,020
VeriSign, Inc. (A)	9,549	2,157,788
Wix.com, Ltd. (A)	7,700	602,448
		64,858,899
Semiconductors and semiconductor equipment – 5.4%
ACM Research, Inc., Class A (A)	7,981	104,391
Advanced Micro Devices, Inc. (A)	169,798	19,341,690
Advantest Corp.	27,300	3,676,873
Aehr Test Systems (A)	4,192	172,920
Allegro MicroSystems, Inc. (A)	13,967	630,470
Alpha & Omega Semiconductor, Ltd. (A)	3,797	124,542
Ambarella, Inc. (A)	5,885	492,398
Amkor Technology, Inc.	38,014	1,130,917
Analog Devices, Inc.	53,337	10,390,581
Applied Materials, Inc.	89,110	12,879,959
ASM International NV	6,670	2,832,110
ASML Holding NV	57,354	41,600,505
Atomera, Inc. (A)(C)	4,103	35,983
Axcelis Technologies, Inc. (A)	5,231	958,999
Broadcom, Inc.	43,961	38,133,090
CEVA, Inc. (A)	3,950	100,923
Cirrus Logic, Inc. (A)	11,837	958,915
Cohu, Inc. (A)	7,511	312,157
Credo Technology Group Holding, Ltd. (A)	15,810	274,145
Diodes, Inc. (A)	7,240	669,628
Disco Corp.	13,100	2,076,952
Enphase Energy, Inc. (A)	14,450	2,420,086
First Solar, Inc. (A)	10,475	1,991,193
FormFactor, Inc. (A)	12,500	427,750
Ichor Holdings, Ltd. (A)	4,659	174,713
Impinj, Inc. (A)	3,708	332,422
Indie Semiconductor, Inc., Class A (A)	22,343	210,024
Infineon Technologies AG	185,791	7,651,287
Intel Corp.	439,793	14,706,678
inTEST Corp. (A)	1,886	49,526
KLA Corp.	14,466	7,016,299
Kulicke & Soffa Industries, Inc.	8,878	527,797
Lam Research Corp.	14,165	9,106,112
Lasertec Corp.	10,700	1,616,947
Lattice Semiconductor Corp. (A)	29,487	2,832,816
MACOM Technology Solutions Holdings, Inc. (A)	19,820	1,298,805
Maxeon Solar Technologies, Ltd. (A)	4,095	115,315
MaxLinear, Inc. (A)	12,074	381,055
Microchip Technology, Inc.	57,760	5,174,718
Micron Technology, Inc.	115,394	7,282,515
MKS Instruments, Inc.	12,301	1,329,738
Monolithic Power Systems, Inc.	4,750	2,566,093
Navitas Semiconductor Corp. (A)	16,674	175,744
NVE Corp.	829	80,778
NVIDIA Corp.	260,769	110,310,502
NXP Semiconductors NV	27,388	5,605,776
ON Semiconductor Corp. (A)	45,537	4,306,889
Onto Innovation, Inc. (A)	7,869	916,502
PDF Solutions, Inc. (A)	4,942	222,884
Photronics, Inc. (A)	9,852	254,083
Power Integrations, Inc.	21,397	2,025,654
Qorvo, Inc. (A)	10,532	1,074,580
Qualcomm, Inc.	117,461	13,982,557
Rambus, Inc. (A)	17,548	1,126,055
Renesas Electronics Corp. (A)	181,100	3,417,775
Rohm Company, Ltd.	12,442	1,178,558
Semtech Corp. (A)	10,382	264,326
Silicon Laboratories, Inc. (A)	11,950	1,884,993
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
SiTime Corp. (A)	2,778	$327,721
Skyworks Solutions, Inc.	16,781	1,857,489
SMART Global Holdings, Inc. (A)	7,824	226,974
SolarEdge Technologies, Inc. (A)	5,941	1,598,426
STMicroelectronics NV	97,235	4,849,438
SUMCO Corp.	49,800	706,522
Synaptics, Inc. (A)	14,822	1,265,502
Teradyne, Inc.	16,347	1,819,912
Texas Instruments, Inc.	95,704	17,228,634
Tokyo Electron, Ltd.	63,780	9,186,133
Tower Semiconductor, Ltd. (A)	15,643	577,839
Ultra Clean Holdings, Inc. (A)	7,162	275,451
Universal Display Corp.	9,329	1,344,589
Veeco Instruments, Inc. (A)	8,207	210,756
Wolfspeed, Inc. (A)	26,665	1,482,307
		393,895,386
Software – 6.5%
8x8, Inc. (A)	18,595	78,657
A10 Networks, Inc.	11,242	164,021
ACI Worldwide, Inc. (A)	40,607	940,864
Adeia, Inc.	17,403	191,607
Adobe, Inc. (A)	48,366	23,650,490
Agilysys, Inc. (A)	3,226	221,433
Alarm.com Holdings, Inc. (A)	7,702	398,039
Alkami Technology, Inc. (A)	6,423	105,273
Altair Engineering, Inc., Class A (A)	8,634	654,803
American Software, Inc., Class A	5,503	57,837
Amplitude, Inc., Class A (A)	11,239	123,629
ANSYS, Inc. (A)	9,138	3,018,007
Appfolio, Inc., Class A (A)	3,084	530,880
Appian Corp., Class A (A)	6,642	316,159
Applied Digital Corp. (A)(C)	11,152	104,271
Asana, Inc., Class A (A)	12,807	282,266
Aspen Technology, Inc. (A)	6,253	1,048,065
Autodesk, Inc. (A)	22,580	4,620,094
AvePoint, Inc. (A)	24,962	143,781
Bit Digital, Inc. (A)	12,207	49,560
Blackbaud, Inc. (A)	16,671	1,186,642
Blackline, Inc. (A)	9,060	487,609
Box, Inc., Class A (A)	22,584	663,518
Braze, Inc., Class A (A)(C)	5,601	245,268
c3.ai, Inc., Class A (A)(C)	9,459	344,591
Cadence Design Systems, Inc. (A)	28,752	6,742,919
Cerence, Inc. (A)	6,636	193,970
Check Point Software Technologies, Ltd. (A)	13,726	1,724,260
CleanSpark, Inc. (A)(C)	12,885	55,277
Clear Secure, Inc., Class A	13,435	311,289
CommVault Systems, Inc. (A)	16,588	1,204,621
Consensus Cloud Solutions, Inc. (A)	3,183	98,673
CoreCard Corp. (A)	1,319	33,450
Couchbase, Inc. (A)	5,606	88,687
CS Disco, Inc. (A)	4,304	35,379
CyberArk Software, Ltd. (A)	5,800	906,714
Dassault Systemes SE	94,984	4,208,831
Digimarc Corp. (A)	2,409	70,921
Digital Turbine, Inc. (A)	15,613	144,889
Domo, Inc., Class B (A)	5,270	77,258
Dropbox, Inc., Class A (A)	58,260	1,553,794
Dynatrace, Inc. (A)	46,441	2,390,318
E2open Parent Holdings, Inc. (A)	32,694	183,086
Ebix, Inc.	4,420	111,384
eGain Corp. (A)	4,177	31,286
Enfusion, Inc., Class A (A)	4,411	49,491
EngageSmart, Inc. (A)	7,836	149,589

The accompanying notes are an integral part of the financial statements.	163

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Envestnet, Inc. (A)	19,720	$1,170,382
Everbridge, Inc. (A)	6,631	178,374
EverCommerce, Inc. (A)	3,810	45,110
Expensify, Inc., Class A (A)	9,490	75,730
Fair Isaac Corp. (A)	2,635	2,132,268
ForgeRock, Inc., Class A (A)	7,601	156,125
Fortinet, Inc. (A)	68,717	5,194,318
Freshworks, Inc., Class A (A)	26,192	460,455
Gen Digital, Inc.	59,978	1,112,592
Instructure Holdings, Inc. (A)	3,089	77,719
Intapp, Inc. (A)	2,533	106,158
InterDigital, Inc.	4,357	420,668
Intuit, Inc.	29,581	13,553,718
Jamf Holding Corp. (A)	11,277	220,127
Kaltura, Inc. (A)	16,172	34,285
LivePerson, Inc. (A)	11,246	50,832
LiveRamp Holdings, Inc. (A)	10,304	294,282
Manhattan Associates, Inc. (A)	13,288	2,656,005
Marathon Digital Holdings, Inc. (A)	27,163	376,479
Matterport, Inc. (A)	41,708	131,380
MeridianLink, Inc. (A)	4,253	88,462
Microsoft Corp.	784,004	266,984,722
MicroStrategy, Inc., Class A (A)	1,778	608,823
Mitek Systems, Inc. (A)	7,254	78,633
Model N, Inc. (A)	5,976	211,311
Monday.com, Ltd. (A)	2,700	462,294
N-able, Inc. (A)	11,218	161,651
NCR Corp. (A)	30,077	757,940
Nemetschek SE	8,216	613,380
NextNav, Inc. (A)	10,287	30,244
Nice, Ltd. (A)	9,039	1,860,382
Olo, Inc., Class A (A)	17,027	109,994
ON24, Inc.	5,666	46,008
OneSpan, Inc. (A)	6,720	99,725
Oracle Corp.	162,262	19,323,782
Oracle Corp.	5,506	409,501
PagerDuty, Inc. (A)	13,704	308,066
Palo Alto Networks, Inc. (A)	31,907	8,152,558
PowerSchool Holdings, Inc., Class A (A)	9,029	172,815
Progress Software Corp.	6,912	401,587
PROS Holdings, Inc. (A)	7,199	221,729
PTC, Inc. (A)	11,231	1,598,171
Q2 Holdings, Inc. (A)	9,233	285,300
Qualys, Inc. (A)	13,149	1,698,456
Rapid7, Inc. (A)	9,673	437,993
Rimini Street, Inc. (A)	9,109	43,632
Riot Platforms, Inc. (A)(C)	25,827	305,275
Roper Technologies, Inc.	11,239	5,403,711
Salesforce, Inc. (A)	103,229	21,808,159
SAP SE	148,561	20,294,537
Sapiens International Corp. NV	4,959	131,909
SEMrush Holdings, Inc., Class A (A)(C)	5,312	50,836
ServiceNow, Inc. (A)	21,483	12,072,802
SolarWinds Corp. (A)	8,224	84,378
SoundHound AI, Inc., Class A (A)(C)	22,920	104,286
SoundThinking, Inc. (A)	1,644	35,938
Sprinklr, Inc., Class A (A)	14,025	193,966
Sprout Social, Inc., Class A (A)	7,705	355,663
SPS Commerce, Inc. (A)	5,893	1,131,810
Synopsys, Inc. (A)	16,059	6,992,249
Temenos AG	9,074	722,523
Tenable Holdings, Inc. (A)	18,376	800,275
Teradata Corp. (A)	21,658	1,156,754
The Sage Group PLC	145,721	1,711,770
Trend Micro, Inc.	19,064	922,821
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Tyler Technologies, Inc. (A)	4,421	$1,841,214
Varonis Systems, Inc. (A)	17,508	466,588
Verint Systems, Inc. (A)	10,110	354,457
Weave Communications, Inc. (A)	5,621	62,449
WiseTech Global, Ltd.	23,606	1,266,184
Workiva, Inc. (A)	7,845	797,523
Xero, Ltd. (A)	20,417	1,635,809
Xperi, Inc. (A)	7,175	94,351
Yext, Inc. (A)	17,345	196,172
Zeta Global Holdings Corp., Class A (A)	21,753	185,771
Zuora, Inc., Class A (A)	20,160	221,155
		475,008,951
Technology hardware, storage and peripherals – 4.4%
Apple, Inc.	1,558,940	302,387,592
Avid Technology, Inc. (A)	5,490	139,995
Brother Industries, Ltd.	33,036	483,534
Canon, Inc. (C)	142,277	3,739,982
Corsair Gaming, Inc. (A)	6,013	106,671
Eastman Kodak Company (A)(C)	9,797	45,262
FUJIFILM Holdings Corp.	53,138	3,166,129
Hewlett Packard Enterprise Company	136,636	2,295,485
HP, Inc.	91,408	2,807,140
Immersion Corp. (A)	5,548	39,280
IonQ, Inc. (A)	25,996	351,726
Logitech International SA	23,396	1,396,393
NetApp, Inc.	22,555	1,723,202
Ricoh Company, Ltd.	78,077	665,362
Seagate Technology Holdings PLC	20,307	1,256,394
Seiko Epson Corp.	41,047	640,833
Super Micro Computer, Inc. (A)	17,240	4,297,070
Turtle Beach Corp. (A)	2,832	32,993
Western Digital Corp. (A)	33,734	1,279,531
Xerox Holdings Corp.	42,437	631,887
		327,486,461
		1,393,590,668
Materials – 4.3%
Chemicals – 2.1%
AdvanSix, Inc.	4,283	149,819
Air Liquide SA	74,492	13,359,030
Air Products & Chemicals, Inc.	23,421	7,015,292
Akzo Nobel NV	24,247	1,982,269
Albemarle Corp.	12,372	2,760,069
American Vanguard Corp.	4,649	83,078
Amyris, Inc. (A)(C)	39,665	40,855
Arkema SA	8,007	755,031
Asahi Kasei Corp.	178,457	1,208,345
Ashland, Inc.	10,406	904,385
Aspen Aerogels, Inc. (A)	8,817	69,566
Avient Corp.	32,842	1,343,238
Axalta Coating Systems, Ltd. (A)	47,457	1,557,064
Balchem Corp.	5,136	692,384
BASF SE	127,167	6,178,184
Cabot Corp.	20,885	1,396,998
Celanese Corp.	10,553	1,222,037
CF Industries Holdings, Inc.	20,553	1,426,789
Chase Corp.	1,207	146,313
Chr. Hansen Holding A/S	15,007	1,043,265
Clariant AG (A)	30,696	444,065
Core Molding Technologies, Inc. (A)	1,478	33,625
Corteva, Inc.	74,954	4,294,864
Covestro AG (A)(B)	27,486	1,430,171
Croda International PLC	19,866	1,420,110
Danimer Scientific, Inc. (A)	14,864	35,376
Diversey Holdings, Ltd. (A)(C)	13,006	109,120

The accompanying notes are an integral part of the financial statements.	164

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Dow, Inc.	74,580	$3,972,131
DSM-Firmenich AG (A)	24,867	2,676,042
DuPont de Nemours, Inc.	48,399	3,457,625
Eastman Chemical Company	12,564	1,051,858
Ecolab, Inc.	26,118	4,875,969
Ecovyst, Inc. (A)	15,299	175,327
EMS-Chemie Holding AG	998	756,295
Evonik Industries AG	29,834	568,480
FMC Corp.	13,184	1,375,619
FutureFuel Corp.	4,959	43,887
Givaudan SA	1,314	4,358,460
Hawkins, Inc.	3,161	150,748
HB Fuller Company	8,623	616,631
ICL Group, Ltd.	110,053	604,058
Ingevity Corp. (A)	6,048	351,752
Innospec, Inc.	3,985	400,253
International Flavors & Fragrances, Inc.	26,897	2,140,732
Intrepid Potash, Inc. (A)	1,970	44,699
Johnson Matthey PLC	26,100	579,412
JSR Corp.	25,190	723,864
Koppers Holdings, Inc.	3,329	113,519
Kronos Worldwide, Inc.	4,206	36,718
Linde PLC	51,623	19,672,493
Livent Corp. (A)	29,029	796,265
LSB Industries, Inc. (A)	9,125	89,881
LyondellBasell Industries NV, Class A	26,752	2,456,636
Mativ Holdings, Inc.	8,884	134,326
Minerals Technologies, Inc.	5,196	299,757
Mitsubishi Chemical Group Corp.	182,159	1,095,619
Mitsui Chemicals, Inc.	24,318	716,791
NewMarket Corp.	1,423	572,217
Nippon Paint Holdings Company, Ltd.	134,900	1,116,432
Nippon Sanso Holdings Corp.	24,657	535,695
Nissan Chemical Corp.	18,100	780,465
Nitto Denko Corp.	21,287	1,580,042
Novozymes A/S, B Shares	29,098	1,357,685
OCI NV (A)	15,009	360,501
Olin Corp.	25,755	1,323,549
Orica, Ltd.	64,609	640,065
Origin Materials, Inc. (A)(C)	18,106	77,132
Orion SA	9,002	191,022
Perimeter Solutions SA (A)	25,912	159,359
PPG Industries, Inc.	24,823	3,681,251
PureCycle Technologies, Inc. (A)(C)	19,183	205,066
Quaker Chemical Corp.	2,226	433,847
Rayonier Advanced Materials, Inc. (A)	11,180	47,850
RPM International, Inc.	27,616	2,477,984
Sensient Technologies Corp.	15,734	1,119,159
Shin-Etsu Chemical Company, Ltd.	259,130	8,659,589
Sika AG	20,778	5,950,831
Solvay SA	10,544	1,179,030
Stepan Company	3,379	322,897
Sumitomo Chemical Company, Ltd.	200,244	608,624
Symrise AG	18,891	1,980,769
The Chemours Company	31,952	1,178,709
The Mosaic Company	35,018	1,225,630
The Scotts Miracle-Gro Company	8,769	549,729
The Sherwin-Williams Company	24,745	6,570,292
Toray Industries, Inc.	197,272	1,099,872
Tosoh Corp.	37,000	437,641
Trinseo PLC	5,969	75,627
Tronox Holdings PLC	18,846	239,533
Umicore SA	29,797	833,101
Wacker Chemie AG	2,597	356,761
Westlake Corp.	7,383	882,047
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Yara International ASA	23,556	$832,278
		155,079,470
Construction materials – 0.3%
CRH PLC	105,336	5,811,106
Eagle Materials, Inc.	7,723	1,439,722
Heidelberg Materials AG	20,603	1,694,362
Holcim, Ltd. (A)	78,865	5,316,068
James Hardie Industries PLC, CHESS Depositary Interest (A)	62,890	1,677,650
Knife River Corp. (A)	19,204	835,374
Martin Marietta Materials, Inc.	6,534	3,016,682
Summit Materials, Inc., Class A (A)	19,188	726,266
United States Lime & Minerals, Inc.	346	72,276
Vulcan Materials Company	14,030	3,162,923
		23,752,429
Containers and packaging – 0.3%
Amcor PLC	155,152	1,548,417
AptarGroup, Inc.	14,036	1,626,211
Avery Dennison Corp.	8,512	1,462,362
Ball Corp.	33,167	1,930,651
Berry Global Group, Inc.	25,535	1,642,922
Crown Holdings, Inc.	25,728	2,234,991
Graphic Packaging Holding Company	65,796	1,581,078
Greif, Inc., Class A	9,282	639,437
Greif, Inc., Class B	906	69,989
International Paper Company	36,594	1,164,055
Myers Industries, Inc.	6,084	118,212
O-I Glass, Inc. (A)	24,907	531,266
Packaging Corp. of America	9,483	1,253,273
Pactiv Evergreen, Inc.	6,632	50,204
Ranpak Holdings Corp. (A)	8,226	37,182
Sealed Air Corp.	15,225	609,000
SIG Group AG (A)	43,508	1,201,983
Silgan Holdings, Inc.	17,950	841,676
Smurfit Kappa Group PLC	37,011	1,235,245
Sonoco Products Company	20,984	1,238,476
TriMas Corp.	6,665	183,221
Westrock Company	27,005	785,035
		21,984,886
Metals and mining – 1.5%
1911 Gold Corp. (A)	3,149	208
Alcoa Corp.	38,217	1,296,703
Alpha Metallurgical Resources, Inc.	2,063	339,075
Anglo American PLC	180,780	5,147,437
Antofagasta PLC	56,102	1,043,297
ArcelorMittal SA	68,687	1,874,066
Arconic Corp. (A)	15,953	471,890
ATI, Inc. (A)	20,739	917,286
BHP Group, Ltd.	720,706	21,665,831
BlueScope Steel, Ltd.	65,568	902,400
Boliden AB	38,912	1,127,598
Boliden AB, Redemption Shares (A)	39,000	41,584
Caledonia Mining Corp. PLC (C)	3,176	36,905
Carpenter Technology Corp.	7,775	436,411
Century Aluminum Company (A)	9,109	79,430
Cleveland-Cliffs, Inc. (A)	110,341	1,849,315
Coeur Mining, Inc. (A)	51,783	147,064
Commercial Metals Company	43,838	2,308,509
Compass Minerals International, Inc.	5,634	191,556
Constellium SE (A)	20,365	350,278
Contango ORE, Inc. (A)	1,056	26,907
Dakota Gold Corp. (A)(C)	11,106	32,430
Endeavour Mining PLC	26,411	634,277
Fortescue Metals Group, Ltd.	240,921	3,574,958

The accompanying notes are an integral part of the financial statements.	165

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Freeport-McMoRan, Inc.	151,127	$6,045,080
Glencore PLC	1,518,511	8,609,772
Haynes International, Inc.	2,116	107,535
Hecla Mining Company	96,450	496,718
i-80 Gold Corp. (A)	32,952	74,142
IGO, Ltd.	96,961	989,659
Ivanhoe Electric, Inc. (A)	9,178	119,681
JFE Holdings, Inc.	69,933	999,801
Kaiser Aluminum Corp.	2,612	187,124
Materion Corp.	3,309	377,888
Mineral Resources, Ltd.	24,701	1,182,998
MP Materials Corp. (A)	19,786	452,704
Newcrest Mining, Ltd.	127,221	2,269,420
Newmont Corp.	83,795	3,574,695
Nippon Steel Corp.	114,900	2,404,774
Norsk Hydro ASA	191,331	1,140,574
Northern Star Resources, Ltd.	163,601	1,332,836
Novagold Resources, Inc. (A)	38,572	153,902
Nucor Corp.	26,489	4,343,666
Olympic Steel, Inc.	1,663	81,487
Pan American Silver Corp., CVR (A)	54,671	27,888
Piedmont Lithium, Inc. (A)	2,906	167,705
Pilbara Minerals, Ltd.	383,870	1,261,652
Ramaco Resources, Inc. (A)	4,178	35,262
Ramaco Resources, Inc., Class B (A)	742	7,873
Reliance Steel & Aluminum Company	12,595	3,420,676
Rio Tinto PLC	160,159	10,178,047
Rio Tinto, Ltd.	52,812	4,044,327
Royal Gold, Inc.	14,070	1,614,955
Ryerson Holding Corp.	3,614	156,775
Schnitzer Steel Industries, Inc., Class A	4,276	128,237
South32, Ltd.	648,937	1,633,761
Steel Dynamics, Inc.	16,932	1,844,403
Sumitomo Metal Mining Company, Ltd.	35,207	1,136,558
SunCoke Energy, Inc.	13,546	106,607
TimkenSteel Corp. (A)	7,134	153,880
U.S. Steel Corp.	48,512	1,213,285
voestalpine AG	16,511	593,344
Warrior Met Coal, Inc.	8,092	315,183
Worthington Industries, Inc.	11,440	794,737
		108,275,026
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	2,830	88,636
Holmen AB, B Shares	13,347	479,701
Louisiana-Pacific Corp.	15,433	1,157,166
Mondi PLC	69,080	1,053,912
Oji Holdings Corp.	122,638	458,551
Resolute Forest Products, Inc. (A)(D)	7,217	10,248
Stora Enso OYJ, R Shares	82,767	960,259
Svenska Cellulosa AB SCA, B Shares	86,197	1,100,304
Sylvamo Corp.	5,765	233,194
UPM-Kymmene OYJ	75,934	2,262,592
		7,804,563
		316,896,374
Real estate – 2.8%
Diversified REITs – 0.1%
Alexander & Baldwin, Inc.	11,689	217,182
Alpine Income Property Trust, Inc.	2,644	42,965
American Assets Trust, Inc.	7,919	152,045
Armada Hoffler Properties, Inc.	11,275	131,692
Broadstone Net Lease, Inc.	30,096	464,682
CTO Realty Growth, Inc.	3,888	66,640
Daiwa House REIT Investment Corp.	314	602,047
Empire State Realty Trust, Inc., Class A	21,691	162,466
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified REITs (continued)
Essential Properties Realty Trust, Inc.	23,770	$559,546
Gladstone Commercial Corp.	7,181	88,829
Global Net Lease, Inc.	16,733	172,015
Land Securities Group PLC	100,224	732,824
Mirvac Group	561,375	847,732
NexPoint Diversified Real Estate Trust (C)	5,501	68,873
Nomura Real Estate Master Fund, Inc.	604	696,643
One Liberty Properties, Inc.	3,094	62,870
Star Holdings (A)	2,608	38,259
Stockland	339,627	913,014
The British Land Company PLC	125,300	483,202
The GPT Group	272,530	754,114
		7,257,640
Health care REITs – 0.2%
CareTrust REIT, Inc.	16,080	319,349
Community Healthcare Trust, Inc.	4,169	137,660
Diversified Healthcare Trust	40,106	90,239
Global Medical REIT, Inc.	10,390	94,861
Healthcare Realty Trust, Inc.	81,580	1,538,599
Healthpeak Properties, Inc.	57,676	1,159,288
LTC Properties, Inc.	6,413	211,757
Medical Properties Trust, Inc.	128,169	1,186,845
National Health Investors, Inc.	6,626	347,335
Omega Healthcare Investors, Inc.	50,204	1,540,761
Physicians Realty Trust	89,050	1,245,810
Sabra Health Care REIT, Inc.	86,460	1,017,634
Universal Health Realty Income Trust	2,174	103,439
Ventas, Inc.	42,182	1,993,943
Welltower, Inc.	52,407	4,239,202
		15,226,722
Hotel and resort REITs – 0.1%
Apple Hospitality REIT, Inc.	34,182	516,490
Braemar Hotels & Resorts, Inc.	12,248	49,237
Chatham Lodging Trust	8,519	79,738
DiamondRock Hospitality Company	34,192	273,878
Host Hotels & Resorts, Inc.	74,993	1,262,132
Park Hotels & Resorts, Inc.	46,193	592,194
Pebblebrook Hotel Trust	19,604	273,280
RLJ Lodging Trust	25,483	261,710
Ryman Hospitality Properties, Inc.	9,258	860,253
Service Properties Trust	26,659	231,667
Summit Hotel Properties, Inc.	17,814	115,969
Sunstone Hotel Investors, Inc.	33,229	336,277
Xenia Hotels & Resorts, Inc.	18,072	222,466
		5,075,291
Industrial REITs – 0.4%
CapitaLand Ascendas REIT	478,478	965,747
EastGroup Properties, Inc.	9,514	1,651,630
First Industrial Realty Trust, Inc.	28,329	1,491,239
GLP J-REIT	637	628,302
Goodman Group	240,779	3,236,755
Innovative Industrial Properties, Inc.	4,499	328,472
LXP Industrial Trust	46,288	451,308
Mapletree Logistics Trust	491,700	591,391
Nippon Prologis REIT, Inc.	313	629,068
Plymouth Industrial REIT, Inc.	7,109	163,649
Prologis, Inc.	97,371	11,940,606
Rexford Industrial Realty, Inc.	43,048	2,247,967
Segro PLC	172,054	1,569,100
STAG Industrial, Inc.	38,426	1,378,725
Terreno Realty Corp.	13,005	781,601

The accompanying notes are an integral part of the financial statements.	166

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial REITs (continued)
Warehouses De Pauw CVA	23,216	$637,573
		28,693,133
Office REITs – 0.2%
Alexandria Real Estate Equities, Inc.	16,600	1,883,934
Boston Properties, Inc.	15,049	866,672
Brandywine Realty Trust	28,544	132,730
City Office REIT, Inc.	7,313	40,733
Corporate Office Properties Trust	42,044	998,545
Cousins Properties, Inc.	32,496	740,909
Covivio SA	6,743	318,539
Dexus	153,021	796,906
Douglas Emmett, Inc.	27,465	345,235
Easterly Government Properties, Inc.	14,393	208,699
Equity Commonwealth	16,403	332,325
Gecina SA	6,541	697,784
Highwoods Properties, Inc.	22,592	540,175
Hudson Pacific Properties, Inc.	22,742	95,971
Japan Real Estate Investment Corp.	182	692,615
JBG SMITH Properties	17,975	270,344
Kilroy Realty Corp.	22,581	679,462
Nippon Building Fund, Inc.	218	857,215
Office Properties Income Trust	8,257	63,579
Orion Office REIT, Inc.	10,582	69,947
Paramount Group, Inc.	30,071	133,215
Peakstone Realty Trust	4,626	129,158
Piedmont Office Realty Trust, Inc., Class A	20,043	145,713
Postal Realty Trust, Inc., Class A	3,822	56,222
SL Green Realty Corp.	10,640	319,732
Vornado Realty Trust	34,528	626,338
		12,042,697
Real estate management and development – 0.5%
Anywhere Real Estate, Inc. (A)	17,708	118,289
Azrieli Group, Ltd.	6,038	341,121
CapitaLand Investment, Ltd.	370,084	909,275
CBRE Group, Inc., Class A (A)	32,774	2,645,190
City Developments, Ltd.	71,113	354,710
CK Asset Holdings, Ltd.	281,062	1,561,793
Compass, Inc., Class A (A)	48,941	171,294
Cushman & Wakefield PLC (A)	26,945	220,410
Daito Trust Construction Company, Ltd.	8,811	892,604
Daiwa House Industry Company, Ltd.	85,266	2,252,895
DigitalBridge Group, Inc.	26,499	389,800
Douglas Elliman, Inc.	16,391	36,389
ESR Group, Ltd. (B)	281,800	485,330
eXp World Holdings, Inc. (C)	11,256	228,272
Fastighets AB Balder, B Shares (A)	92,755	339,630
Forestar Group, Inc. (A)	3,019	68,078
FRP Holdings, Inc. (A)	1,219	70,178
Hang Lung Properties, Ltd.	256,313	396,636
Henderson Land Development Company, Ltd.	206,709	615,582
Hongkong Land Holdings, Ltd.	157,734	616,779
Hulic Company, Ltd.	54,669	468,427
Jones Lang LaSalle, Inc. (A)	10,232	1,594,146
Kennedy-Wilson Holdings, Inc.	19,091	311,756
LEG Immobilien SE (A)	10,543	608,318
Lendlease Corp., Ltd.	98,070	508,830
Marcus & Millichap, Inc.	3,920	123,519
Mitsubishi Estate Company, Ltd.	160,124	1,902,323
Mitsui Fudosan Company, Ltd.	128,226	2,555,723
New World Development Company, Ltd.	214,392	529,880
Newmark Group, Inc., Class A	22,048	137,139
Nomura Real Estate Holdings, Inc.	15,663	372,382
Opendoor Technologies, Inc. (A)	88,356	355,191
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
RE/MAX Holdings, Inc., Class A	2,918	$56,201
Redfin Corp. (A)(C)	17,338	215,338
Sagax AB, Class B	27,137	536,641
Sino Land Company, Ltd.	523,722	644,758
Sumitomo Realty & Development Company, Ltd.	40,683	1,008,164
Sun Hung Kai Properties, Ltd.	206,314	2,606,696
Swire Pacific, Ltd., Class A	61,518	472,623
Swire Properties, Ltd.	166,487	410,201
Swiss Prime Site AG	10,915	948,144
Tejon Ranch Company (A)	3,611	62,145
The RMR Group, Inc., Class A	2,727	63,185
The St. Joe Company	5,547	268,142
UOL Group, Ltd.	66,070	314,909
Vonovia SE	101,902	1,990,110
Wharf Real Estate Investment Company, Ltd.	237,346	1,190,849
		32,969,995
Residential REITs – 0.2%
Apartment Income REIT Corp.	31,962	1,153,509
Apartment Investment and Management Company, Class A	23,964	204,173
AvalonBay Communities, Inc.	14,972	2,833,750
BRT Apartments Corp.	2,376	47,045
Camden Property Trust	11,257	1,225,550
Centerspace	2,462	151,068
Elme Communities	14,293	234,977
Equity Residential	35,956	2,372,017
Essex Property Trust, Inc.	6,767	1,585,508
Independence Realty Trust, Inc.	84,152	1,533,249
Invitation Homes, Inc.	61,294	2,108,514
Mid-America Apartment Communities, Inc.	12,301	1,868,030
NexPoint Residential Trust, Inc.	3,765	171,232
UDR, Inc.	32,626	1,401,613
UMH Properties, Inc.	9,138	146,025
Veris Residential, Inc. (A)	12,793	205,328
		17,241,588
Retail REITs – 0.4%
Acadia Realty Trust	15,091	217,159
Agree Realty Corp.	19,965	1,305,511
Alexander's, Inc.	347	63,799
Brixmor Property Group, Inc.	64,384	1,416,448
CapitaLand Integrated Commercial Trust	756,730	1,072,390
CBL & Associates Properties, Inc.	4,509	99,378
Federal Realty Investment Trust	7,736	748,613
Getty Realty Corp.	7,021	237,450
InvenTrust Properties Corp.	10,939	253,128
Japan Metropolitan Fund Investment Corp.	994	665,069
Kimco Realty Corp.	65,361	1,288,919
Kite Realty Group Trust	81,863	1,828,819
Klepierre SA	30,609	760,455
Link REIT	359,806	2,003,084
Mapletree Pan Asia Commercial Trust	335,400	403,494
Necessity Retail REIT, Inc.	22,248	150,396
NETSTREIT Corp.	9,760	174,411
NNN REIT, Inc.	39,007	1,669,110
Phillips Edison & Company, Inc.	18,916	644,657
Realty Income Corp.	70,984	4,244,133
Regency Centers Corp.	16,224	1,002,156
Retail Opportunity Investments Corp.	20,068	271,119
RPT Realty	14,304	149,477
Saul Centers, Inc.	2,050	75,502
Scentre Group	738,434	1,305,930
Simon Property Group, Inc.	34,478	3,981,519
SITE Centers Corp.	30,636	405,008

The accompanying notes are an integral part of the financial statements.	167

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail REITs (continued)
Spirit Realty Capital, Inc.	30,269	$1,191,993
Tanger Factory Outlet Centers, Inc.	16,425	362,500
The Macerich Company	35,052	395,036
Unibail-Rodamco-Westfield (A)	16,780	885,050
Urban Edge Properties	18,528	285,887
Urstadt Biddle Properties, Inc., Class A	4,804	102,133
Vicinity, Ltd.	550,501	677,952
Whitestone REIT	8,673	84,128
		30,421,813
Specialized REITs – 0.7%
American Tower Corp.	49,140	9,530,212
Crown Castle, Inc.	45,727	5,210,134
CubeSmart	48,131	2,149,530
Digital Realty Trust, Inc.	30,720	3,498,086
EPR Properties	16,126	754,697
Equinix, Inc.	9,861	7,730,432
Extra Space Storage, Inc.	14,240	2,119,624
Farmland Partners, Inc.	8,475	103,480
Four Corners Property Trust, Inc.	13,702	348,031
Gladstone Land Corp.	5,949	96,790
Iron Mountain, Inc.	30,751	1,747,272
Lamar Advertising Company, Class A	18,742	1,860,144
Life Storage, Inc.	18,228	2,423,595
National Storage Affiliates Trust	17,592	612,729
Outfront Media, Inc.	23,737	373,146
PotlatchDeltic Corp.	29,788	1,574,296
Public Storage	16,684	4,869,726
Rayonier, Inc.	31,752	997,013
Safehold, Inc.	4,930	116,989
SBA Communications Corp.	11,424	2,647,626
Uniti Group, Inc.	39,304	181,584
VICI Properties, Inc.	105,887	3,328,028
Weyerhaeuser Company	77,213	2,587,408
		54,860,572
		203,789,451
Utilities – 2.8%
Electric utilities – 1.6%
Acciona SA	3,512	596,303
ALLETE, Inc.	21,447	1,243,283
Alliant Energy Corp.	26,506	1,391,035
American Electric Power Company, Inc.	54,280	4,570,376
BKW AG	3,005	531,284
Chubu Electric Power Company, Inc.	91,629	1,117,827
CK Infrastructure Holdings, Ltd.	89,843	476,535
CLP Holdings, Ltd.	233,834	1,821,238
Constellation Energy Corp.	34,206	3,131,559
Duke Energy Corp.	81,258	7,292,093
Edison International	40,382	2,804,530
EDP - Energias de Portugal SA	416,680	2,036,592
Elia Group SA/NV	4,184	531,594
Endesa SA (C)	45,188	970,983
Enel SpA	1,157,117	7,801,773
Entergy Corp.	22,295	2,170,864
Evergy, Inc.	24,217	1,414,757
Eversource Energy	36,782	2,608,579
Exelon Corp.	104,868	4,272,322
FirstEnergy Corp.	57,381	2,230,973
Fortum OYJ	63,827	854,164
Genie Energy, Ltd., B Shares	3,616	51,130
Hawaiian Electric Industries, Inc.	23,473	849,723
Iberdrola SA (C)	828,191	10,815,184
IDACORP, Inc.	10,841	1,112,287
Mercury NZ, Ltd.	98,649	394,293
MGE Energy, Inc.	5,932	469,281
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
NextEra Energy, Inc.	213,351	$15,830,644
NRG Energy, Inc.	24,276	907,680
OGE Energy Corp.	42,906	1,540,754
Origin Energy, Ltd.	245,094	1,377,564
Orsted A/S (B)	26,913	2,551,414
Otter Tail Corp.	6,612	522,084
PG&E Corp. (A)	170,453	2,945,428
Pinnacle West Capital Corp.	11,942	972,795
PNM Resources, Inc.	31,906	1,438,961
Portland General Electric Company	36,052	1,688,315
Power Assets Holdings, Ltd.	197,236	1,035,386
PPL Corp.	77,716	2,056,365
Redeia Corp. SA (C)	57,733	970,897
SSE PLC	155,118	3,637,530
Terna - Rete Elettrica Nazionale	200,170	1,707,282
The Kansai Electric Power Company, Inc.	100,124	1,256,197
The Southern Company	114,973	8,076,853
Tokyo Electric Power Company Holdings, Inc. (A)	217,228	796,753
Verbund AG	9,688	777,226
Xcel Energy, Inc.	58,030	3,607,725
		117,258,415
Gas utilities – 0.3%
APA Group	167,860	1,086,047
Atmos Energy Corp.	15,235	1,772,440
Brookfield Infrastructure Corp., Class A	15,838	721,896
Chesapeake Utilities Corp.	2,760	328,440
Enagas SA (C)	35,409	695,915
Hong Kong & China Gas Company, Ltd.	1,593,022	1,379,541
National Fuel Gas Company	19,666	1,010,046
Naturgy Energy Group SA	17,933	534,591
New Jersey Resources Corp.	36,274	1,712,133
Northwest Natural Holding Company	5,798	249,604
ONE Gas, Inc.	20,618	1,583,669
Osaka Gas Company, Ltd.	53,375	818,121
RGC Resources, Inc.	1,793	35,914
Snam SpA	286,886	1,499,366
Southwest Gas Holdings, Inc.	23,861	1,518,753
Spire, Inc.	19,327	1,226,105
Tokyo Gas Company, Ltd.	55,696	1,215,154
UGI Corp.	44,843	1,209,416
		18,597,151
Independent power and renewable electricity producers – 0.1%
Altus Power, Inc. (A)	11,108	59,983
Corp ACCIONA Energias Renovables SA	9,368	313,407
EDP Renovaveis SA	36,457	728,538
Meridian Energy, Ltd.	183,757	632,782
Montauk Renewables, Inc. (A)	11,610	86,378
Ormat Technologies, Inc.	19,765	1,590,292
RWE AG	89,951	3,919,731
Sunnova Energy International, Inc. (A)(C)	16,333	299,057
The AES Corp.	70,577	1,463,061
		9,093,229
Multi-utilities – 0.7%
Ameren Corp.	27,690	2,261,442
Avista Corp.	11,994	471,004
Black Hills Corp.	24,827	1,496,075
CenterPoint Energy, Inc.	66,537	1,939,554
Centrica PLC	808,954	1,275,511
CMS Energy Corp.	30,753	1,806,739
Consolidated Edison, Inc.	36,539	3,303,126
Dominion Energy, Inc.	88,143	4,564,926
DTE Energy Company	21,732	2,390,955

The accompanying notes are an integral part of the financial statements.	168

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
E.ON SE	319,410	$4,080,273
Engie SA	259,848	4,327,229
National Grid PLC	523,175	6,936,442
NiSource, Inc.	43,555	1,191,229
NorthWestern Corp.	22,318	1,266,770
Public Service Enterprise Group, Inc.	52,611	3,293,975
Sempra Energy	33,177	4,830,239
Unitil Corp.	2,601	131,897
Veolia Environnement SA	96,578	3,057,220
WEC Energy Group, Inc.	33,260	2,934,862
		51,559,468
Water utilities – 0.1%
American States Water Company	5,902	513,474
American Water Works Company, Inc.	20,524	2,929,801
Artesian Resources Corp., Class A	1,552	73,285
Cadiz, Inc. (A)	7,937	32,224
California Water Service Group	8,980	463,637
Consolidated Water Company, Ltd.	2,977	72,133
Essential Utilities, Inc.	51,538	2,056,882
Global Water Resources, Inc.	3,039	38,535
Middlesex Water Company	2,829	228,187
Pure Cycle Corp. (A)	4,085	44,935
Severn Trent PLC	35,789	1,166,730
SJW Group	4,935	345,993
The York Water Company	2,618	108,045
United Utilities Group PLC	97,011	1,186,200
		9,260,061
		205,768,324
TOTAL COMMON STOCKS (Cost $3,743,645,453)		$7,000,899,154
PREFERRED SECURITIES – 0.1%
Consumer discretionary – 0.1%
Automobiles – 0.1%
Bayerische Motoren Werke AG	8,451	963,033
Dr. Ing. h.c. F. Porsche AG (B)	16,201	2,012,629
Porsche Automobil Holding SE	21,785	1,312,970
Volkswagen AG	29,337	3,945,024
		8,233,656
Consumer staples – 0.0%
Household products – 0.0%
Henkel AG & Company KGaA	24,080	1,925,829
Health care – 0.0%
Life sciences tools and services – 0.0%
Sartorius AG	3,729	1,291,945
TOTAL PREFERRED SECURITIES (Cost $10,546,940)		$11,451,430
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
WARRANTS – 0.0%
Chord Energy Corp. (Expiration Date: 9-1-24; Strike Price: $116.37) (A)	917	$21,366
Chord Energy Corp. (Expiration Date: 9-1-25; Strike Price: $133.70) (A)	458	7,255
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (A)	200,486	276,633
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	480	5,520
Triumph Group, Inc. (Expiration Date: 12-5-27; Strike Price: $12.35) (A)	3,165	254
TOTAL WARRANTS (Cost $15,655)		$311,028
SHORT-TERM INVESTMENTS – 4.3%
Short-term funds – 4.3%
John Hancock Collateral Trust, 5.1773% (E)(F)	30,948,076	309,319,830
TOTAL SHORT-TERM INVESTMENTS (Cost $309,353,287)		$309,319,830
Total Investments (Strategic Equity Allocation Trust) (Cost $4,063,561,335) – 100.1%		$7,321,981,442
Other assets and liabilities, net – (0.1%)		(3,739,341)
TOTAL NET ASSETS – 100.0%		$7,318,242,101
Currency Abbreviations
CHF	Swiss Franc
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 6-30-23.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 6-30-23.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $48,191,721.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI EAFE Index Futures	975	Long	Sep 2023	$104,183,145	$105,080,625	$897,480
Russell 2000 E-Mini Index Futures	184	Long	Sep 2023	17,485,221	17,514,040	28,819
S&P 500 E-Mini Index Futures	705	Long	Sep 2023	157,045,128	158,210,813	1,165,685
S&P Mid 400 E-Mini Index Futures	92	Long	Sep 2023	23,761,142	24,325,720	564,578
						$2,656,562

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	169

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.1%
Communication services – 7.8%
Diversified telecommunication services – 0.6%
Anterix, Inc. (A)	210	$6,655
AST SpaceMobile, Inc. (A)(B)	945	4,442
AT&T, Inc.	115,151	1,836,658
ATN International, Inc.	291	10,651
Bandwidth, Inc., Class A (A)	431	5,896
Cogent Communications Holdings, Inc.	797	53,630
Consolidated Communications Holdings, Inc. (A)	1,652	6,327
EchoStar Corp., Class A (A)	675	11,705
Frontier Communications Parent, Inc. (A)	3,784	70,534
GCI Liberty, Inc. (A)(C)	2,206	0
Globalstar, Inc. (A)	30,257	32,678
IDT Corp., Class B (A)	461	11,917
Iridium Communications, Inc.	2,109	131,011
Liberty Latin America, Ltd., Class C (A)	366	3,155
Lumen Technologies, Inc.	17,158	38,777
Ooma, Inc. (A)	477	7,141
Radius Global Infrastructure, Inc., Class A (A)	606	9,029
Verizon Communications, Inc.	67,710	2,518,135
		4,758,341
Entertainment – 1.3%
Activision Blizzard, Inc. (A)	12,633	1,064,962
AMC Entertainment Holdings, Inc., Class A (A)(B)	8,680	38,192
Cinemark Holdings, Inc. (A)	2,030	33,495
CuriosityStream, Inc. (A)	831	775
Electronic Arts, Inc.	4,418	573,015
Endeavor Group Holdings, Inc., Class A (A)	4,725	113,022
Kartoon Studios, Inc. (A)	345	659
Liberty Media Corp.-Liberty Braves, Class A (A)	829	33,923
Liberty Media Corp.-Liberty Formula One, Series A (A)	225	15,215
Liberty Media Corp.-Liberty Formula One, Series C (A)	3,224	242,703
Lions Gate Entertainment Corp., Class B (A)	4,105	34,277
Live Nation Entertainment, Inc. (A)	3,753	341,936
LiveOne, Inc. (A)	148	260
Madison Square Garden Entertainment Corp. (A)	478	16,070
Madison Square Garden Sports Corp.	298	56,039
Netflix, Inc. (A)	7,189	3,166,683
Playtika Holding Corp. (A)	5,937	68,869
Reservoir Media, Inc. (A)	795	4,786
ROBLOX Corp., Class A (A)	8,964	361,249
Roku, Inc. (A)	2,009	128,496
Sciplay Corp., Class A (A)	438	8,620
Skillz, Inc. (A)	342	3,108
Sphere Entertainment Company (A)	478	13,092
Take-Two Interactive Software, Inc. (A)	2,731	401,894
The Marcus Corp.	486	7,207
The Walt Disney Company (A)	29,558	2,638,938
Vivid Seats, Inc., Class A (A)	1,470	11,642
Warner Brothers Discovery, Inc. (A)	39,487	495,167
Warner Music Group Corp., Class A	2,260	58,963
World Wrestling Entertainment, Inc., Class A	715	77,556
		10,010,813
Interactive media and services – 4.6%
Alphabet, Inc., Class A (A)	96,206	11,515,820
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Alphabet, Inc., Class C (A)	96,370	$11,657,879
Angi, Inc. (A)	1,822	6,013
Bumble, Inc., Class A (A)	2,062	34,600
BuzzFeed, Inc. (A)	1,643	830
CarGurus, Inc. (A)	1,735	39,263
Cars.com, Inc. (A)	1,154	22,872
DHI Group, Inc. (A)	372	1,425
Eventbrite, Inc., Class A (A)	1,461	13,953
EverQuote, Inc., Class A (A)	481	3,127
FaZe Holdings, Inc. (A)	1,062	524
FuboTV, Inc. (A)	2,869	5,968
IAC, Inc. (A)	1,394	87,543
Match Group, Inc. (A)	4,568	191,171
MediaAlpha, Inc., Class A (A)	781	8,052
Meta Platforms, Inc., Class A (A)	36,011	10,334,437
Nextdoor Holdings, Inc. (A)	3,090	10,073
Outbrain, Inc. (A)	626	3,080
Pinterest, Inc., Class A (A)	9,566	261,534
QuinStreet, Inc. (A)	983	8,680
Rumble, Inc. (A)	1,042	9,295
Shutterstock, Inc.	615	29,932
Snap, Inc., Class A (A)	21,793	258,029
System1, Inc. (A)	1,379	6,206
Taboola.com Ltd. (A)	2,178	6,774
The Arena Group Holdings, Inc. (A)	200	916
TripAdvisor, Inc. (A)	2,094	34,530
TrueCar, Inc. (A)	1,900	4,294
Vimeo, Inc. (A)	2,863	11,796
Yelp, Inc. (A)	1,157	42,126
Ziff Davis, Inc. (A)	750	52,545
ZipRecruiter, Inc., Class A (A)	1,452	25,788
ZoomInfo Technologies, Inc. (A)	6,609	167,803
		34,856,878
Media – 0.9%
AdTheorent Holding Company, Inc. (A)	842	1,179
Advantage Solutions, Inc. (A)	4,745	11,103
Altice USA, Inc., Class A (A)	4,140	12,503
AMC Networks, Inc., Class A (A)	302	3,609
Boston Omaha Corp., Class A (A)	528	9,937
Cable One, Inc.	97	63,737
Cardlytics, Inc. (A)	559	3,533
Charter Communications, Inc., Class A (A)	2,467	906,302
Clear Channel Outdoor Holdings, Inc. (A)	8,831	12,098
Comcast Corp., Class A	67,844	2,818,918
comScore, Inc. (A)	1,108	897
DISH Network Corp., Class A (A)	4,903	32,311
Emerald Holding, Inc. (A)	1,284	5,264
Entravision Communications Corp., Class A	1,260	5,531
Fox Corp., Class A	4,783	162,622
Fox Corp., Class B	3,863	123,191
Gannett Company, Inc. (A)	2,798	6,296
Gray Television, Inc.	1,517	11,954
iHeartMedia, Inc., Class A (A)	2,155	7,844
Innovid Corp. (A)	1,897	2,068
John Wiley & Sons, Inc., Class A	781	26,577
Liberty Broadband Corp., Series C (A)	2,048	164,065
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	2,669	87,570
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	2,528	82,741
Magnite, Inc. (A)	2,159	29,470
News Corp., Class A	8,727	170,177
News Corp., Class B	337	6,646
Nexstar Media Group, Inc.	595	99,097

The accompanying notes are an integral part of the financial statements.	170

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Omnicom Group, Inc.	3,243	$308,571
Paramount Global, Class B	9,956	158,400
PubMatic, Inc., Class A (A)	758	13,856
Quotient Technology, Inc. (A)	1,764	6,774
Saga Communications, Inc., Class A	175	3,738
Scholastic Corp.	561	21,817
Sinclair, Inc.	834	11,526
Sirius XM Holdings, Inc. (B)	62,728	284,158
Stagwell, Inc. (A)	1,894	13,656
TechTarget, Inc. (A)	503	15,658
TEGNA, Inc.	3,693	59,974
The EW Scripps Company, Class A (A)	1,348	12,334
The Interpublic Group of Companies, Inc.	6,249	241,086
The New York Times Company, Class A	2,669	105,105
The Trade Desk, Inc., Class A (A)	7,259	560,540
Tremor International, Ltd. (A)	81	291
Urban One, Inc. (A)	346	2,076
Urban One, Inc. (A)	45	270
WideOpenWest, Inc. (A)	1,455	12,280
		6,699,350
Wireless telecommunication services – 0.4%
FingerMotion, Inc. (A)	424	1,268
Gogo, Inc. (A)	2,008	34,156
KORE Group Holdings, Inc. (A)	967	1,180
Shenandoah Telecommunications Company	901	17,506
Spok Holdings, Inc.	444	5,901
Telephone & Data Systems, Inc.	1,870	15,390
T-Mobile US, Inc. (A)	19,759	2,744,525
United States Cellular Corp. (A)	961	16,942
		2,836,868
		59,162,250
Consumer discretionary – 11.0%
Automobile components – 0.1%
Adient PLC (A)	1,550	59,396
American Axle & Manufacturing Holdings, Inc. (A)	1,974	16,325
Autoliv, Inc.	1,369	116,420
BorgWarner, Inc.	3,802	185,956
Cooper-Standard Holdings, Inc. (A)	174	2,481
Dana, Inc.	2,445	41,565
Dorman Products, Inc. (A)	498	39,257
Fox Factory Holding Corp. (A)	717	77,802
Gentex Corp.	3,681	107,706
Gentherm, Inc. (A)	576	32,550
Holley, Inc. (A)	1,608	6,577
LCI Industries	430	54,335
Lear Corp.	957	137,377
Luminar Technologies, Inc. (A)(B)	4,169	28,683
Modine Manufacturing Company (A)	919	30,345
Motorcar Parts of America, Inc. (A)	447	3,460
Patrick Industries, Inc.	414	33,120
QuantumScape Corp. (A)(B)	5,966	47,668
Solid Power, Inc. (A)	2,413	6,129
Standard Motor Products, Inc.	404	15,158
Stoneridge, Inc. (A)	529	9,972
Superior Industries International, Inc. (A)	282	1,015
The Goodyear Tire & Rubber Company (A)	4,720	64,570
Visteon Corp. (A)	475	68,215
XPEL, Inc. (A)	221	18,613
		1,204,695
Automobiles – 2.1%
Canoo, Inc. (A)	5,484	2,629
Fisker, Inc. (A)(B)	2,697	15,211
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
Ford Motor Company	63,256	$957,063
General Motors Company	22,370	862,587
Harley-Davidson, Inc.	2,375	83,624
Lordstown Motors Corp., Class A (A)	216	460
Lucid Group, Inc. (A)(B)	29,138	200,761
Rivian Automotive, Inc., Class A (A)(B)	14,933	248,784
Tesla, Inc. (A)	51,032	13,358,647
Thor Industries, Inc.	904	93,564
Winnebago Industries, Inc.	534	35,612
Workhorse Group, Inc. (A)(B)	3,220	2,807
		15,861,749
Broadline retail – 3.0%
1stdibs.com, Inc. (A)	442	1,653
Amazon.com, Inc. (A)	164,691	21,469,119
Big Lots, Inc.	557	4,918
CarParts.com, Inc. (A)	778	3,307
ContextLogic, Inc., Class A (A)	373	2,454
Coupang, Inc. (A)	25,933	451,234
Dillard's, Inc., Class A	217	70,803
eBay, Inc.	8,618	385,138
Etsy, Inc. (A)	2,055	173,874
Groupon, Inc. (A)	572	3,381
Kohl's Corp.	1,853	42,712
Macy's, Inc.	4,338	69,625
Nordstrom, Inc.	2,651	54,266
Ollie's Bargain Outlet Holdings, Inc. (A)	1,038	60,131
Qurate Retail, Inc., Series A (A)	5,287	5,233
		22,797,848
Distributors – 0.1%
Genuine Parts Company	2,254	381,444
LKQ Corp.	4,301	250,619
Pool Corp.	640	239,770
Weyco Group, Inc.	249	6,646
		878,479
Diversified consumer services – 0.1%
2U, Inc. (A)	1,345	5,420
ADT, Inc.	13,826	83,371
Adtalem Global Education, Inc. (A)	775	26,614
American Public Education, Inc. (A)	372	1,763
Bright Horizons Family Solutions, Inc. (A)	971	89,769
Carriage Services, Inc.	281	9,124
Chegg, Inc. (A)	2,095	18,604
Coursera, Inc. (A)	2,210	28,774
Duolingo, Inc. (A)	513	73,328
European Wax Center, Inc., Class A (A)	852	15,873
frontdoor, Inc. (A)	1,431	45,649
Graham Holdings Company, Class B	37	21,145
Grand Canyon Education, Inc. (A)	512	52,844
H&R Block, Inc.	2,472	78,783
ITT Educational Services, Inc. (A)(C)	608	0
Laureate Education, Inc.	2,848	34,432
Lincoln Educational Services Corp. (A)	91	613
Mister Car Wash, Inc. (A)	4,692	45,278
Nerdy, Inc. (A)	1,961	8,177
Perdoceo Education Corp. (A)	1,215	14,908
Regis Corp. (A)	223	248
Rover Group, Inc. (A)	2,832	13,905
Service Corp. International	2,466	159,279
Strategic Education, Inc.	434	29,443
Stride, Inc. (A)	726	27,029
Udemy, Inc. (A)	2,213	23,745
Universal Technical Institute, Inc. (A)	177	1,223
Wag! Group Company (A)	510	1,071

The accompanying notes are an integral part of the financial statements.	171

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
WW International, Inc. (A)	1,278	$8,588
		919,000
Hotels, restaurants and leisure – 2.3%
Accel Entertainment, Inc. (A)	1,215	12,830
Airbnb, Inc., Class A (A)	6,559	840,601
Ambassadors Group, Inc. (A)(C)	714	29
Aramark	4,256	183,221
Bally's Corp. (A)	742	11,546
Biglari Holdings, Inc., Class B (A)	52	10,251
BJ's Restaurants, Inc. (A)	418	13,292
Bloomin' Brands, Inc.	1,512	40,658
Bluegreen Vacations Holding Corp.	136	4,848
Booking Holdings, Inc. (A)	608	1,641,801
Bowlero Corp. (A)	1,682	19,578
Boyd Gaming Corp.	1,654	114,738
Brinker International, Inc. (A)	737	26,974
Caesars Entertainment, Inc. (A)	3,551	180,994
Carnival Corp. (A)(B)	17,793	335,042
Carrols Restaurant Group, Inc. (A)	1,021	5,146
Century Casinos, Inc. (A)	342	2,428
Chipotle Mexican Grill, Inc. (A)	448	958,272
Choice Hotels International, Inc.	840	98,717
Churchill Downs, Inc.	1,214	168,952
Chuy's Holdings, Inc. (A)	382	15,593
Cracker Barrel Old Country Store, Inc.	380	35,408
Darden Restaurants, Inc.	1,972	329,482
Dave & Buster's Entertainment, Inc. (A)	706	31,459
Denny's Corp. (A)	1,094	13,478
Dine Brands Global, Inc.	262	15,204
Domino's Pizza, Inc.	573	193,095
DoorDash, Inc., Class A (A)	5,866	448,280
DraftKings, Inc., Class A (A)	7,440	197,681
Dutch Bros, Inc., Class A (A)(B)	796	22,646
El Pollo Loco Holdings, Inc.	773	6,779
Everi Holdings, Inc. (A)	1,572	22,731
Expedia Group, Inc. (A)	2,412	263,849
F45 Training Holdings, Inc. (A)	1,399	700
FAT Brands, Inc., Class A	116	798
Fiesta Restaurant Group, Inc. (A)	667	5,296
First Watch Restaurant Group, Inc. (A)	609	10,292
Full House Resorts, Inc. (A)	336	2,251
GAN, Ltd. (A)	553	907
Global Business Travel Group I (A)	853	6,167
Golden Entertainment, Inc. (A)	521	21,778
Hilton Grand Vacations, Inc. (A)	1,856	84,337
Hilton Worldwide Holdings, Inc.	4,259	619,897
Hyatt Hotels Corp., Class A	816	93,497
Inspired Entertainment, Inc. (A)	269	3,957
Jack in the Box, Inc.	352	34,331
Krispy Kreme, Inc.	2,475	36,457
Kura Sushi USA, Inc., Class A (A)	125	11,619
Las Vegas Sands Corp. (A)	12,307	713,806
Life Time Group Holdings, Inc. (A)	3,017	59,344
Light & Wonder, Inc. (A)	1,534	105,478
Lindblad Expeditions Holdings, Inc. (A)	506	5,505
Marriott International, Inc., Class A	4,944	908,163
Marriott Vacations Worldwide Corp.	622	76,332
McDonald's Corp.	11,773	3,513,181
MGM Resorts International	6,204	272,480
Monarch Casino & Resort, Inc.	351	24,728
Nathan's Famous, Inc.	78	6,126
Noodles & Company (A)	1,045	3,532
Norwegian Cruise Line Holdings, Ltd. (A)	6,764	147,252
Papa John's International, Inc.	597	44,077
Penn Entertainment, Inc. (A)	2,550	61,277
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Planet Fitness, Inc., Class A (A)	1,387	$93,539
PlayAGS, Inc. (A)	767	4,334
Portillo's, Inc., Class A (A)	596	13,428
Potbelly Corp. (A)	141	1,238
RCI Hospitality Holdings, Inc.	169	12,842
Red Robin Gourmet Burgers, Inc. (A)	308	4,260
Red Rock Resorts, Inc., Class A	982	45,938
Restaurant Brands International LP	82	6,451
Royal Caribbean Cruises, Ltd. (A)	4,147	430,210
Rush Street Interactive, Inc. (A)	765	2,387
Sabre Corp. (A)	5,497	17,535
SeaWorld Entertainment, Inc. (A)	1,089	60,995
Shake Shack, Inc., Class A (A)	668	51,917
Six Flags Entertainment Corp. (A)	1,249	32,449
Soho House & Company, Inc. (A)	1,226	6,645
Sonder Holdings, Inc. (A)	3,264	1,732
Starbucks Corp.	18,591	1,841,624
Sweetgreen, Inc., Class A (A)	1,470	18,845
Target Hospitality Corp. (A)	1,561	20,949
Texas Roadhouse, Inc.	1,114	125,080
The Cheesecake Factory, Inc.	892	30,845
The Wendy's Company	3,468	75,429
Travel + Leisure Company	1,360	54,862
Vacasa, Inc., Class A (A)	3,522	2,390
Vail Resorts, Inc.	619	155,839
Wingstop, Inc.	496	99,279
Wyndham Hotels & Resorts, Inc.	1,397	95,792
Wynn Resorts, Ltd.	1,832	193,478
Xponential Fitness, Inc., Class A (A)	491	8,470
Yum China Holdings, Inc. (New York Stock Exchange)	6,774	382,731
Yum! Brands, Inc.	4,510	624,861
		17,655,542
Household durables – 0.5%
Bassett Furniture Industries, Inc.	199	2,993
Beazer Homes USA, Inc. (A)	198	5,601
Cavco Industries, Inc. (A)	155	45,725
Century Communities, Inc.	552	42,294
Cricut, Inc., Class A (B)	754	9,199
D.R. Horton, Inc.	5,541	674,284
Dream Finders Homes, Inc., Class A (A)	686	16,869
Ethan Allen Interiors, Inc.	426	12,047
Flexsteel Industries, Inc.	139	2,740
GoPro, Inc., Class A (A)	2,431	10,064
Green Brick Partners, Inc. (A)	849	48,223
Hamilton Beach Brands Holding Company, Class A	205	1,980
Hamilton Beach Brands Holding Company, Class B	241	2,328
Helen of Troy, Ltd. (A)	381	41,156
Hooker Furnishings Corp.	257	4,796
Hovnanian Enterprises, Inc., Class A (A)	113	11,211
Installed Building Products, Inc.	498	69,800
iRobot Corp. (A)	455	20,589
KB Home	1,321	68,309
Landsea Homes Corp. (A)	283	2,643
La-Z-Boy, Inc.	740	21,194
Legacy Housing Corp. (A)	491	11,386
Leggett & Platt, Inc.	2,014	59,655
Lennar Corp., A Shares	4,092	512,769
LGI Homes, Inc. (A)	335	45,188
Lifetime Brands, Inc.	75	424
M/I Homes, Inc. (A)	450	39,236
MDC Holdings, Inc.	1,048	49,015
Meritage Homes Corp.	524	74,549

The accompanying notes are an integral part of the financial statements.	172

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Mohawk Industries, Inc. (A)	1,003	$103,469
Newell Brands, Inc.	6,705	58,334
NVR, Inc. (A)	52	330,232
PulteGroup, Inc.	3,648	283,377
Purple Innovation, Inc.	1,379	3,834
Skyline Champion Corp. (A)	968	63,356
Snap One Holdings Corp. (A)	1,112	12,955
Sonos, Inc. (A)	2,137	34,897
Taylor Morrison Home Corp. (A)	1,786	87,103
Tempur Sealy International, Inc.	2,764	110,753
The Lovesac Company (A)	280	7,546
Toll Brothers, Inc.	1,768	139,796
TopBuild Corp. (A)	532	141,523
Traeger, Inc. (A)	1,820	7,735
Tri Pointe Homes, Inc. (A)	1,388	45,610
Tupperware Brands Corp. (A)	610	488
Universal Electronics, Inc. (A)	236	2,270
Vizio Holding Corp., Class A (A)	2,005	13,534
VOXX International Corp. (A)	506	6,315
Vuzix Corp. (A)	549	2,800
Whirlpool Corp.	854	127,067
		3,489,261
Leisure products – 0.1%
Acushnet Holdings Corp.	1,122	61,351
American Outdoor Brands, Inc. (A)	307	2,665
AMMO, Inc. (A)	827	1,762
Brunswick Corp.	1,166	101,022
Clarus Corp.	526	4,808
Escalade, Inc.	328	4,379
Funko, Inc., Class A (A)	708	7,661
Hasbro, Inc.	2,239	145,020
JAKKS Pacific, Inc. (A)	88	1,757
Johnson Outdoors, Inc., Class A	178	10,938
Latham Group, Inc. (A)	1,783	6,615
Malibu Boats, Inc., Class A (A)	367	21,528
Marine Products Corp.	742	12,510
MasterCraft Boat Holdings, Inc. (A)	348	10,666
Mattel, Inc. (A)	5,818	113,684
Peloton Interactive, Inc., Class A (A)	5,138	39,511
Polaris, Inc.	936	113,190
Smith & Wesson Brands, Inc.	903	11,775
Solo Brands, Inc., Class A (A)	328	1,856
Sturm Ruger & Company, Inc.	325	17,212
Topgolf Callaway Brands Corp. (A)	3,017	59,887
Vista Outdoor, Inc. (A)	935	25,871
YETI Holdings, Inc. (A)	1,434	55,697
		831,365
Specialty retail – 2.1%
1-800-Flowers.com, Inc., Class A (A)	562	4,384
Abercrombie & Fitch Company, Class A (A)	826	31,124
Academy Sports & Outdoors, Inc.	1,278	69,076
Advance Auto Parts, Inc.	952	66,926
American Eagle Outfitters, Inc.	3,071	36,238
America's Car-Mart, Inc. (A)	117	11,674
Arhaus, Inc. (A)	962	10,034
Arko Corp.	1,443	11,472
Asbury Automotive Group, Inc. (A)	359	86,311
AutoNation, Inc. (A)	750	123,458
AutoZone, Inc. (A)	306	762,968
BARK, Inc. (A)	2,469	3,284
Barnes & Noble Education, Inc. (A)	1,158	1,459
Bath & Body Works, Inc.	3,695	138,563
Best Buy Company, Inc.	3,549	290,841
Big 5 Sporting Goods Corp.	321	2,940
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Boot Barn Holdings, Inc. (A)	502	$42,514
Brilliant Earth Group, Inc., Class A (A)	312	1,211
Build-A-Bear Workshop, Inc.	196	4,198
Burlington Stores, Inc. (A)	1,056	166,204
Caleres, Inc.	490	11,726
Camping World Holdings, Inc., Class A (B)	715	21,522
CarMax, Inc. (A)	2,560	214,272
Carvana Company (A)(B)	1,910	49,507
Chewy, Inc., Class A (A)	1,840	72,625
Chico's FAS, Inc. (A)	1,633	8,737
Citi Trends, Inc. (A)	79	1,395
Conn's, Inc. (A)	510	1,887
Designer Brands, Inc., Class A (B)	872	8,807
Destination XL Group, Inc. (A)	773	3,788
Dick's Sporting Goods, Inc.	915	120,954
Duluth Holdings, Inc., Class B (A)	700	4,396
Envela Corp. (A)	145	1,067
EVgo, Inc. (A)(B)	1,443	5,772
Express, Inc. (A)	208	123
Five Below, Inc. (A)	909	178,655
Floor & Decor Holdings, Inc., Class A (A)	1,746	181,514
Foot Locker, Inc.	1,502	40,719
Franchise Group, Inc. (B)	619	17,728
GameStop Corp., Class A (A)(B)	5,020	121,735
Genesco, Inc. (A)	197	4,933
Group 1 Automotive, Inc.	231	59,621
GrowGeneration Corp. (A)	1,030	3,502
Guess?, Inc.	938	18,244
Haverty Furniture Companies, Inc.	273	8,250
Hibbett, Inc.	222	8,056
Jjill, Inc. (A)	62	1,329
JOANN, Inc.	421	368
Kirkland's, Inc. (A)	147	410
Lands' End, Inc. (A)	492	3,818
Lazydays Holdings, Inc. (A)	42	486
Leslie's, Inc. (A)	3,057	28,705
Lithia Motors, Inc.	445	135,329
LL Flooring Holdings, Inc. (A)	631	2,417
Lowe's Companies, Inc.	9,754	2,201,478
MarineMax, Inc. (A)	219	7,481
Monro, Inc.	568	23,078
Murphy USA, Inc.	354	110,133
National Vision Holdings, Inc. (A)	1,319	32,039
Newegg Commerce, Inc. (A)	4,426	5,178
OneWater Marine, Inc., Class A (A)	187	6,777
O'Reilly Automotive, Inc. (A)	999	954,345
Overstock.com, Inc. (A)	765	24,916
Penske Automotive Group, Inc.	1,104	183,960
Petco Health & Wellness Company, Inc. (A)	3,669	32,654
PetMed Express, Inc.	391	5,392
Rent the Runway, Inc., Class A (A)(B)	942	1,865
Revolve Group, Inc. (A)	697	11,431
RH (A)	379	124,915
Ross Stores, Inc.	5,533	620,415
RumbleON, Inc., Class B (A)	228	2,818
Sally Beauty Holdings, Inc. (A)	1,774	21,909
Shoe Carnival, Inc.	500	11,740
Signet Jewelers, Ltd.	762	49,728
Sleep Number Corp. (A)	378	10,312
Sonic Automotive, Inc., Class A	415	19,783
Sportsman's Warehouse Holdings, Inc. (A)	611	3,483
Stitch Fix, Inc., Class A (A)	1,692	6,514
The Aaron's Company, Inc.	635	8,979

The accompanying notes are an integral part of the financial statements.	173

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
The Buckle, Inc.	804	$27,818
The Cato Corp., Class A	469	3,766
The Children's Place, Inc. (A)	154	3,574
The Container Store Group, Inc. (A)	529	1,661
The Gap, Inc.	6,031	53,857
The Home Depot, Inc.	16,452	5,110,649
The ODP Corp. (A)	730	34,179
The RealReal, Inc. (A)	2,001	4,442
The TJX Companies, Inc.	18,678	1,583,708
ThredUp, Inc., Class A (A)	1,553	3,789
Tilly's, Inc., Class A (A)	296	2,075
Torrid Holdings, Inc. (A)	1,663	4,673
Tractor Supply Company	1,785	394,664
Ulta Beauty, Inc. (A)	823	387,300
Upbound Group, Inc.	1,004	31,255
Urban Outfitters, Inc. (A)	1,562	51,749
Valvoline, Inc.	2,811	105,441
Victoria's Secret & Company (A)	1,346	23,461
Warby Parker, Inc., Class A (A)	1,619	18,926
Wayfair, Inc., Class A (A)	1,337	86,918
Williams-Sonoma, Inc.	1,058	132,398
Winmark Corp.	60	19,948
Zumiez, Inc. (A)	371	6,181
		15,781,031
Textiles, apparel and luxury goods – 0.6%
Allbirds, Inc., Class A (A)	1,736	2,187
Carter's, Inc.	579	42,035
Columbia Sportswear Company	928	71,679
Crocs, Inc. (A)	1,018	114,464
Culp, Inc. (A)	350	1,740
Deckers Outdoor Corp. (A)	428	225,838
Fossil Group, Inc. (A)	1,102	2,832
G-III Apparel Group, Ltd. (A)	474	9,134
Hanesbrands, Inc.	5,901	26,791
Kontoor Brands, Inc.	901	37,932
Levi Strauss & Company, Class A	1,731	24,978
Lululemon Athletica, Inc. (A)	1,970	745,645
Movado Group, Inc.	291	7,808
NIKE, Inc., Class B	20,176	2,226,825
Oxford Industries, Inc.	276	27,164
PLBY Group, Inc. (A)(B)	607	1,020
PVH Corp.	1,028	87,349
Ralph Lauren Corp.	659	81,255
Rocky Brands, Inc.	87	1,827
Skechers USA, Inc., Class A (A)	2,182	114,904
Steven Madden, Ltd.	1,321	43,183
Superior Group of Companies, Inc.	407	3,801
Tapestry, Inc.	3,793	162,340
Under Armour, Inc., Class A (A)	6,449	46,562
Unifi, Inc. (A)	438	3,535
Vera Bradley, Inc. (A)	673	4,300
VF Corp.	6,247	119,255
Wolverine World Wide, Inc.	1,104	16,218
		4,252,601
		83,671,571
Consumer staples – 6.6%
Beverages – 1.6%
Brown-Forman Corp., Class B	4,988	333,099
Celsius Holdings, Inc. (A)	1,253	186,935
Coca-Cola Consolidated, Inc.	139	88,407
Constellation Brands, Inc., Class A	2,955	727,314
Keurig Dr. Pepper, Inc.	23,060	721,086
MGP Ingredients, Inc.	345	36,667
Molson Coors Beverage Company, Class B	3,177	209,174
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Monster Beverage Corp. (A)	16,902	$970,851
National Beverage Corp. (A)	1,557	75,281
PepsiCo, Inc.	22,267	4,124,294
Splash Beverage Group, Inc. (A)	756	847
The Alkaline Water Company, Inc. (A)	118	182
The Boston Beer Company, Inc., Class A (A)	170	52,435
The Coca-Cola Company	69,746	4,200,104
The Duckhorn Portfolio, Inc. (A)	1,652	21,426
The Vita Coco Company, Inc. (A)	814	21,872
Vintage Wine Estates, Inc. (A)	774	662
Zevia PBC, Class A (A)	777	3,349
		11,773,985
Consumer staples distribution and retail – 2.0%
Albertsons Companies, Inc., Class A	8,427	183,877
BJ's Wholesale Club Holdings, Inc. (A)	2,178	137,236
Casey's General Stores, Inc.	592	144,377
Costco Wholesale Corp.	7,171	3,860,723
Dollar General Corp.	3,603	611,717
Dollar Tree, Inc. (A)	3,569	512,152
Grocery Outlet Holding Corp. (A)	1,615	49,435
HF Foods Group, Inc. (A)	1,021	4,788
Ingles Markets, Inc., Class A	254	20,993
Natural Grocers by Vitamin Cottage, Inc.	475	5,824
Performance Food Group Company (A)	2,568	154,696
PriceSmart, Inc.	525	38,882
Rite Aid Corp. (A)	1,145	1,729
SpartanNash Company	638	14,361
Sprouts Farmers Market, Inc. (A)	1,774	65,159
Sysco Corp.	8,222	610,072
Target Corp.	7,408	977,115
The Andersons, Inc.	652	30,090
The Chefs' Warehouse, Inc. (A)	665	23,780
The Fresh Market, Inc. (A)(C)	1,153	0
The Kroger Company	11,542	542,474
U.S. Foods Holding Corp. (A)	3,724	163,856
United Natural Foods, Inc. (A)	984	19,237
Village Super Market, Inc., Class A	305	6,960
Walgreens Boots Alliance, Inc.	13,861	394,900
Walmart, Inc.	43,540	6,843,617
Weis Markets, Inc.	464	29,793
		15,447,843
Food products – 1.1%
Alico, Inc.	182	4,634
Archer-Daniels-Midland Company	8,863	669,688
B&G Foods, Inc.	1,224	17,038
Benson Hill, Inc. (A)	3,178	4,131
Beyond Meat, Inc. (A)(B)	1,108	14,382
BRC, Inc., Class A (A)	641	3,308
Bunge, Ltd.	2,429	229,176
Calavo Growers, Inc.	340	9,867
Cal-Maine Foods, Inc.	745	33,525
Campbell Soup Company	4,829	220,734
Conagra Brands, Inc.	7,727	260,554
Darling Ingredients, Inc. (A)	2,635	168,087
Dole PLC	122	1,649
Farmer Brothers Company (A)	62	172
Flowers Foods, Inc.	3,522	87,627
Fresh Del Monte Produce, Inc.	851	21,879
Freshpet, Inc. (A)	763	50,213
General Mills, Inc.	9,489	727,806
Hormel Foods Corp.	8,848	355,867
Hostess Brands, Inc. (A)	2,320	58,742
Ingredion, Inc.	1,094	115,909
J&J Snack Foods Corp.	325	51,467

The accompanying notes are an integral part of the financial statements.	174

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
John B Sanfilippo & Son, Inc.	166	$19,467
Kellogg Company	5,442	366,791
Lamb Weston Holdings, Inc.	2,349	270,018
Lancaster Colony Corp.	432	86,871
Lifecore Biomedical, Inc. (A)	729	7,049
Lifeway Foods, Inc. (A)	47	316
Limoneira Company	387	6,022
Local Bounti Corp. (A)	121	329
McCormick & Company, Inc.	4,065	354,590
Mission Produce, Inc. (A)	855	10,363
Mondelez International, Inc., Class A	21,972	1,602,638
Pilgrim's Pride Corp. (A)	3,970	85,315
Post Holdings, Inc. (A)	974	84,397
Seaboard Corp.	15	53,411
Seneca Foods Corp., Class A (A)	139	4,543
Sovos Brands, Inc. (A)	1,396	27,306
Tattooed Chef, Inc. (A)	1,232	673
The Hain Celestial Group, Inc. (A)	1,558	19,491
The Hershey Company	2,381	594,536
The J.M. Smucker Company	1,622	239,521
The Kraft Heinz Company	19,894	706,237
The Simply Good Foods Company (A)	1,663	60,849
Tootsie Roll Industries, Inc.	734	25,991
TreeHouse Foods, Inc. (A)	936	47,156
Tyson Foods, Inc., Class A	4,597	234,631
Utz Brands, Inc.	572	9,358
Vital Farms, Inc. (A)	532	6,379
		8,030,703
Household products – 1.1%
Central Garden & Pet Company, Class A (A)	921	33,580
Church & Dwight Company, Inc.	3,933	394,205
Colgate-Palmolive Company	13,346	1,028,176
Energizer Holdings, Inc.	1,190	39,960
Kimberly-Clark Corp.	5,409	746,767
Oil-Dri Corp. of America	119	7,020
Reynolds Consumer Products, Inc.	3,053	86,247
Spectrum Brands Holdings, Inc.	679	52,996
The Clorox Company	1,998	317,762
The Procter & Gamble Company	38,069	5,776,590
WD-40 Company	231	43,578
		8,526,881
Personal care products – 0.3%
BellRing Brands, Inc. (A)	2,087	76,384
Coty, Inc., Class A (A)	13,695	168,312
e.l.f. Beauty, Inc. (A)	873	99,723
Edgewell Personal Care Company	876	36,188
Herbalife, Ltd. (A)	1,740	23,038
Inter Parfums, Inc.	538	72,754
Kenvue, Inc. (A)(B)	29,115	769,218
Medifast, Inc.	188	17,326
Nature's Sunshine Products, Inc. (A)	585	7,985
Nu Skin Enterprises, Inc., Class A	854	28,353
Olaplex Holdings, Inc. (A)	10,758	40,020
The Beauty Health Company (A)	2,356	19,720
The Estee Lauder Companies, Inc., Class A	3,751	736,621
The Honest Company, Inc. (A)	1,180	1,982
Thorne HealthTech, Inc. (A)	552	2,594
Upexi, Inc. (A)	65	146
USANA Health Sciences, Inc. (A)	350	22,064
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal care products (continued)
Veru, Inc. (A)(B)	1,270	$1,511
		2,123,939
Tobacco – 0.5%
Altria Group, Inc.	28,813	1,305,229
Philip Morris International, Inc.	24,985	2,439,036
Turning Point Brands, Inc.	333	7,995
Universal Corp.	426	21,274
Vector Group, Ltd.	2,598	33,280
		3,806,814
		49,710,165
Energy – 4.0%
Energy equipment and services – 0.4%
Archrock, Inc.	2,767	28,362
Baker Hughes Company	16,283	514,706
Bristow Group, Inc. (A)	346	9,941
Cactus, Inc., Class A	1,047	44,309
ChampionX Corp.	3,261	101,221
Diamond Offshore Drilling, Inc. (A)	64	911
DMC Global, Inc. (A)	314	5,577
Dril-Quip, Inc. (A)	654	15,219
Expro Group Holdings NV (A)	790	13,999
Forum Energy Technologies, Inc. (A)	38	972
Halliburton Company	14,705	485,118
Helix Energy Solutions Group, Inc. (A)	2,742	20,236
Helmerich & Payne, Inc.	1,763	62,498
KLX Energy Services Holdings, Inc. (A)	158	1,537
Liberty Energy, Inc.	2,877	38,465
Mammoth Energy Services, Inc. (A)	729	3,521
Nabors Industries, Ltd. (A)	160	14,885
National Energy Services Reunited Corp. (A)	1,511	4,457
Newpark Resources, Inc. (A)	1,689	8,833
NexTier Oilfield Solutions, Inc. (A)	4,140	37,012
Nine Energy Service, Inc. (A)	508	1,946
NOV, Inc.	6,541	104,918
Oceaneering International, Inc. (A)	1,715	32,071
Oil States International, Inc. (A)	1,266	9,457
Patterson-UTI Energy, Inc.	3,673	43,966
ProFrac Holding Corp., Class A (A)	530	5,915
ProPetro Holding Corp. (A)	1,461	12,039
Ranger Energy Services, Inc. (A)	169	1,731
RPC, Inc.	3,715	26,562
Schlumberger, Ltd.	22,973	1,128,434
SEACOR Marine Holdings, Inc. (A)	332	3,795
Select Water Solutions, Inc.	1,836	14,872
Smart Sand, Inc. (A)	446	731
Solaris Oilfield Infrastructure, Inc., Class A	160	1,333
TETRA Technologies, Inc. (A)	1,684	5,692
Tidewater, Inc. (A)	804	44,574
U.S. Silica Holdings, Inc. (A)	426	5,167
USA Compression Partners LP	534	10,541
Weatherford International PLC (A)	1,152	76,516
		2,942,039
Oil, gas and consumable fuels – 3.6%
Aemetis, Inc. (A)	638	4,677
Alto Ingredients, Inc. (A)	1,053	3,043
Amplify Energy Corp. (A)	487	3,297
Antero Midstream Corp.	7,998	92,777
Antero Resources Corp. (A)	4,972	114,505
APA Corp.	5,127	175,190
Arch Resources, Inc.	283	31,911
Baytex Energy Corp. (A)	2,142	6,983
BP Prudhoe Bay Royalty Trust	205	935
California Resources Corp.	1,147	51,948

The accompanying notes are an integral part of the financial statements.	175

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Callon Petroleum Company (A)	964	$33,807
Calumet Specialty Products Partners LP (A)	243	3,854
Centrus Energy Corp., Class A (A)	203	6,610
Cheniere Energy, Inc.	3,934	599,384
Chesapeake Energy Corp.	1,996	167,025
Chevron Corp.	30,835	4,851,887
Chord Energy Corp.	623	95,817
Civitas Resources, Inc.	1,313	91,083
Clean Energy Fuels Corp. (A)	3,925	19,468
CNX Resources Corp. (A)	3,211	56,899
Comstock Resources, Inc.	3,787	43,929
ConocoPhillips	19,774	2,048,784
CONSOL Energy, Inc.	572	38,787
Coterra Energy, Inc.	12,796	323,739
Crescent Energy Company, Class A	711	7,409
Crestwood Equity Partners LP	220	5,826
CrossAmerica Partners LP	406	7,998
CVR Energy, Inc.	1,544	46,258
Delek Logistics Partners LP	100	5,460
Delek US Holdings, Inc.	1,194	28,596
Denbury, Inc. (A)	828	71,423
Devon Energy Corp.	10,650	514,821
Diamondback Energy, Inc.	2,934	385,410
Dorchester Minerals LP	517	15,489
Dorian LPG, Ltd.	704	18,058
DT Midstream, Inc.	1,589	78,767
Earthstone Energy, Inc., Class A (A)	25	357
Empire Petroleum Corp. (A)	154	1,401
Enviva, Inc.	170	1,845
EOG Resources, Inc.	9,524	1,089,927
EQT Corp.	5,996	246,615
Equitrans Midstream Corp.	7,277	69,568
Evolution Petroleum Corp.	128	1,033
Excelerate Energy, Inc., Class A	304	6,180
Exxon Mobil Corp.	66,530	7,135,343
Genesis Energy LP	454	4,336
Gevo, Inc. (A)	3,981	6,051
Global Partners LP	158	4,855
Green Plains Partners LP	478	6,185
Green Plains, Inc. (A)	881	28,403
Gulfport Energy Corp. (A)	298	31,311
Hallador Energy Company (A)	431	3,694
Harvest Natural Resources, Inc. (A)(C)	270	0
Hess Corp.	5,030	683,829
Hess Midstream LP, Class A	142	4,357
HF Sinclair Corp.	3,153	140,655
HighPeak Energy, Inc. (B)	1,811	19,704
International Seaways, Inc.	693	26,500
Kimbell Royalty Partners LP	1,094	16,093
Kinder Morgan, Inc.	35,695	614,668
Kosmos Energy, Ltd. (A)	7,208	43,176
Magnolia Oil & Gas Corp., Class A	3,178	66,420
Marathon Oil Corp.	10,430	240,099
Marathon Petroleum Corp.	7,212	840,919
Matador Resources Company	1,968	102,966
Murphy Oil Corp.	2,467	94,486
NACCO Industries, Inc., Class A	132	4,575
Natural Resource Partners LP	105	5,538
New Fortress Energy, Inc.	3,437	92,043
Next Bridge Hydrocarbons, Inc. (A)(C)	2,456	7,110
NextDecade Corp. (A)	1,986	16,305
Northern Oil and Gas, Inc.	1,194	40,978
NuStar Energy LP	198	3,394
Occidental Petroleum Corp.	14,774	868,711
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
ONEOK, Inc.	7,213	$445,186
OPAL Fuels, Inc., Class A (A)	311	2,320
Overseas Shipholding Group, Inc., Class A (A)	496	2,068
Ovintiv, Inc.	4,064	154,716
Par Pacific Holdings, Inc. (A)	524	13,944
PBF Energy, Inc., Class A	2,149	87,980
PDC Energy, Inc.	1,606	114,251
Peabody Energy Corp.	2,328	50,424
Permian Resources Corp.	4,698	51,490
Phillips 66	7,625	727,273
Pioneer Natural Resources Company	3,830	793,499
Range Resources Corp.	4,124	121,246
REX American Resources Corp. (A)	379	13,193
Riley Exploration Permian, Inc.	305	10,895
SandRidge Energy, Inc.	486	7,412
SFL Corp., Ltd.	2,278	21,254
SilverBow Resources, Inc. (A)	313	9,115
Sitio Royalties Corp., Class A	1,163	30,552
SM Energy Company	2,008	63,513
Southwestern Energy Company (A)	17,779	106,852
Talos Energy, Inc. (A)	1,236	17,143
Targa Resources Corp.	3,692	280,961
Teekay Corp. (A)	2,030	12,261
Tellurian, Inc. (A)	9,089	12,815
Texas Pacific Land Corp.	126	165,879
The Williams Companies, Inc.	19,539	637,558
Uranium Energy Corp. (A)	5,202	17,687
VAALCO Energy, Inc.	1,457	5,478
Valero Energy Corp.	5,987	702,275
Vertex Energy, Inc. (A)(B)	1,206	7,538
Viper Energy Partners LP	515	13,817
Vital Energy, Inc. (A)	259	11,694
Vitesse Energy, Inc.	455	10,192
W&T Offshore, Inc. (A)	2,049	7,930
World Kinect Corp.	1,088	22,500
		27,374,395
		30,316,434
Financials – 12.7%
Banks – 3.1%
1st Source Corp.	500	20,965
Amerant Bancorp, Inc.	649	11,156
American National Bankshares, Inc.	218	6,318
Ameris Bancorp	1,207	41,291
Ames National Corp.	260	4,688
Arrow Financial Corp.	398	8,016
Associated Banc-Corp.	2,550	41,387
Atlantic Union Bankshares Corp.	1,383	35,889
Axos Financial, Inc. (A)	1,046	41,254
Banc of California, Inc.	1,160	13,433
BancFirst Corp.	496	45,632
Bank of America Corp.	129,015	3,701,440
Bank of Hawaii Corp. (B)	678	27,954
Bank of Marin Bancorp	328	5,796
Bank OZK	1,946	78,151
BankFinancial Corp.	481	3,935
BankUnited, Inc.	1,357	29,243
Bankwell Financial Group, Inc.	211	5,144
Banner Corp.	610	26,639
Bar Harbor Bankshares	409	10,078
BayCom Corp.	336	5,604
BCB Bancorp, Inc.	437	5,130
Berkshire Hills Bancorp, Inc.	847	17,558
BOK Financial Corp.	1,118	90,312
Bridgewater Bancshares, Inc. (A)	655	6,452

The accompanying notes are an integral part of the financial statements.	176

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Brookline Bancorp, Inc.	2,130	$18,616
Business First Bancshares, Inc.	293	4,416
Byline Bancorp, Inc.	787	14,237
Cadence Bank	3,163	62,121
Cambridge Bancorp	93	5,051
Camden National Corp.	332	10,282
Capital City Bank Group, Inc.	400	12,256
Capitol Federal Financial, Inc.	1,954	12,056
Capstar Financial Holdings, Inc.	374	4,589
Cathay General Bancorp	768	24,722
Central Pacific Financial Corp.	579	9,096
Central Valley Community Bancorp	295	4,558
Chemung Financial Corp.	36	1,383
Citigroup, Inc.	31,214	1,437,093
Citizens & Northern Corp.	324	6,253
Citizens Financial Group, Inc.	7,988	208,327
City Holding Company	280	25,197
Civista Bancshares, Inc.	342	5,951
CNB Financial Corp.	426	7,519
Codorus Valley Bancorp, Inc.	267	5,236
Columbia Banking System, Inc.	3,639	73,799
Columbia Financial, Inc. (A)	1,909	33,007
Comerica, Inc.	2,162	91,582
Commerce Bancshares, Inc.	1,812	88,244
Community Bank System, Inc.	769	36,051
Community Trust Bancorp, Inc.	310	11,027
ConnectOne Bancorp, Inc.	882	14,632
Cullen/Frost Bankers, Inc.	1,066	114,627
Customers Bancorp, Inc. (A)	374	11,317
CVB Financial Corp.	1,133	15,046
Dime Community Bancshares, Inc.	776	13,681
Eagle Bancorp, Inc.	547	11,575
East West Bancorp, Inc.	2,254	118,989
Eastern Bankshares, Inc.	1,922	23,583
Enterprise Bancorp, Inc.	293	8,479
Enterprise Financial Services Corp.	742	29,012
Equity Bancshares, Inc., Class A	331	7,540
Esquire Financial Holdings, Inc.	215	9,834
Farmers & Merchants Bancorp, Inc.	101	2,274
FB Financial Corp.	908	25,469
Fifth Third Bancorp	11,095	290,800
Financial Institutions, Inc.	396	6,233
First Bancorp (North Carolina)	684	20,349
First Bancorp (Puerto Rico)	3,172	38,762
First Busey Corp.	1,120	22,512
First Citizens BancShares, Inc., Class A	221	283,642
First Commonwealth Financial Corp.	1,842	23,301
First Community Bankshares, Inc.	247	7,343
First Financial Bancorp	1,737	35,504
First Financial Bankshares, Inc.	2,377	67,721
First Financial Corp.	283	9,189
First Hawaiian, Inc.	2,278	41,027
First Horizon Corp.	8,848	99,717
First Internet Bancorp	220	3,267
First Interstate BancSystem, Inc., Class A	1,855	44,223
First Merchants Corp.	955	26,960
Flushing Financial Corp.	465	5,715
FNB Corp.	5,943	67,988
Fulton Financial Corp.	2,254	26,868
FVCBankcorp, Inc. (A)	533	5,740
German American Bancorp, Inc.	635	17,259
Glacier Bancorp, Inc.	1,905	59,379
Great Southern Bancorp, Inc.	260	13,190
Guaranty Bancshares, Inc.	278	7,528
Hancock Whitney Corp.	1,414	54,269
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Hanmi Financial Corp.	645	$9,630
HarborOne Bancorp, Inc.	1,175	10,199
Heartland Financial USA, Inc.	771	21,488
Heritage Commerce Corp.	1,034	8,562
Heritage Financial Corp.	708	11,448
Hilltop Holdings, Inc.	1,026	32,278
Home Bancorp, Inc.	185	6,144
Home BancShares, Inc.	3,102	70,726
HomeStreet, Inc.	395	2,338
Hope Bancorp, Inc.	2,344	19,736
Horizon Bancorp, Inc.	928	9,660
Huntington Bancshares, Inc.	23,877	257,394
Independent Bank Corp. (Massachusetts)	711	31,647
Independent Bank Corp. (Michigan)	491	8,327
Independent Bank Group, Inc.	753	26,001
International Bancshares Corp.	802	35,448
Investar Holding Corp.	319	3,863
JPMorgan Chase & Co.	47,491	6,907,091
Kearny Financial Corp.	1,435	10,117
KeyCorp	14,999	138,591
Lakeland Bancorp, Inc.	1,308	17,514
Lakeland Financial Corp.	456	22,125
Live Oak Bancshares, Inc.	804	21,153
Luther Burbank Corp.	1,133	10,106
M&T Bank Corp.	2,736	338,607
Macatawa Bank Corp.	926	8,593
Mercantile Bank Corp.	362	9,998
Metropolitan Bank Holding Corp. (A)	184	6,390
Midland States Bancorp, Inc.	539	10,731
MidWestOne Financial Group, Inc.	336	7,180
MVB Financial Corp.	285	6,008
National Bank Holdings Corp., Class A	697	20,241
National Bankshares, Inc.	168	4,904
NBT Bancorp, Inc.	501	15,957
New York Community Bancorp, Inc.	8,838	99,339
Nicolet Bankshares, Inc.	67	4,550
Northfield Bancorp, Inc.	1,000	10,980
Northrim BanCorp, Inc.	150	5,900
Northwest Bancshares, Inc.	2,105	22,313
Norwood Financial Corp.	211	6,231
NU Holdings, Ltd., Class A (A)	56,681	447,213
OceanFirst Financial Corp.	1,155	18,041
OFG Bancorp	931	24,280
Old National Bancorp	4,312	60,109
Old Second Bancorp, Inc.	816	10,657
Origin Bancorp, Inc.	516	15,119
Pacific Premier Bancorp, Inc.	1,278	26,429
PacWest Bancorp (B)	2,065	16,830
Park National Corp.	210	21,487
Pathward Financial, Inc.	521	24,154
Peapack-Gladstone Financial Corp.	397	10,751
Peoples Bancorp of North Carolina, Inc.	98	1,787
Peoples Bancorp, Inc.	711	18,877
Pinnacle Financial Partners, Inc.	1,285	72,795
Ponce Financial Group, Inc. (A)	702	6,100
Popular, Inc.	829	50,171
Preferred Bank	294	16,167
Premier Financial Corp.	804	12,880
Primis Financial Corp.	655	5,515
Princeton Bancorp, Inc.	226	6,174
Prosperity Bancshares, Inc.	1,071	60,490
Provident Bancorp, Inc.	54	447
Provident Financial Services, Inc.	1,019	16,650
QCR Holdings, Inc.	349	14,319
RBB Bancorp	407	4,860

The accompanying notes are an integral part of the financial statements.	177

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Red River Bancshares, Inc.	155	$7,617
Regions Financial Corp.	15,240	271,577
Renasant Corp.	1,005	26,261
Republic Bancorp, Inc., Class A	350	14,875
Republic First Bancorp, Inc. (A)	1,584	1,426
S&T Bancorp, Inc.	768	20,882
Sandy Spring Bancorp, Inc.	750	17,010
Seacoast Banking Corp. of Florida	1,097	24,244
ServisFirst Bancshares, Inc.	848	34,700
Shore Bancshares, Inc.	488	5,641
Sierra Bancorp	373	6,330
Silvergate Capital Corp., Class A (A)	497	348
Simmons First National Corp., Class A	2,304	39,744
South Plains Financial, Inc.	415	9,342
Southern First Bancshares, Inc. (A)	207	5,123
Southern Missouri Bancorp, Inc.	206	7,921
Southside Bancshares, Inc.	667	17,449
SouthState Corp.	1,302	85,672
Stellar Bancorp, Inc.	998	22,844
Sterling Bancorp, Inc. (A)	1,248	6,827
Stock Yards Bancorp, Inc.	419	19,010
Summit Financial Group, Inc.	329	6,797
Synovus Financial Corp.	2,472	74,778
Territorial Bancorp, Inc.	238	2,923
Texas Capital Bancshares, Inc. (A)	863	44,445
The Bancorp, Inc. (A)	1,009	32,944
The First Bancorp, Inc.	302	7,351
The First of Long Island Corp.	570	6,851
The PNC Financial Services Group, Inc.	6,509	819,809
Timberland Bancorp, Inc.	79	2,021
Tompkins Financial Corp.	290	16,153
Towne Bank	1,355	31,490
TriCo Bancshares	622	20,650
Triumph Financial, Inc. (A)	443	26,899
Truist Financial Corp.	21,712	658,959
Trustmark Corp.	1,112	23,485
U.S. Bancorp	24,386	805,713
UMB Financial Corp.	475	28,928
United Bankshares, Inc.	2,146	63,672
United Community Banks, Inc.	1,695	42,358
Unity Bancorp, Inc.	266	6,275
Univest Financial Corp.	651	11,770
Valley National Bancorp	7,874	61,024
Veritex Holdings, Inc.	1,027	18,414
Washington Federal, Inc.	1,028	27,263
Washington Trust Bancorp, Inc.	335	8,981
Webster Financial Corp.	2,933	110,721
Wells Fargo & Company	61,321	2,617,180
WesBanco, Inc.	1,118	28,632
West BanCorp, Inc.	410	7,548
Western Alliance Bancorp	1,809	65,974
Western New England Bancorp, Inc.	652	3,808
Wintrust Financial Corp.	1,028	74,653
WSFS Financial Corp.	1,111	41,907
Zions Bancorp NA	2,266	60,865
		23,918,572
Capital markets – 2.9%
Affiliated Managers Group, Inc.	573	85,887
AlTi Global, Inc. (A)	341	2,612
Ameriprise Financial, Inc.	1,684	559,357
Ares Management Corp., Class A	2,810	270,744
Artisan Partners Asset Management, Inc., Class A	1,162	45,678
AssetMark Financial Holdings, Inc. (A)	1,278	37,905
Associated Capital Group, Inc., Class A	130	4,602
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Avantax, Inc. (A)	860	$19,247
Bain Capital Specialty Finance, Inc.	569	7,687
Bakkt Holdings, Inc. (A)(B)	1,026	1,262
Barings BDC, Inc.	1,343	10,529
BGC Partners, Inc., Class A	5,719	25,335
BlackRock Capital Investment Corp.	2,031	6,662
BlackRock TCP Capital Corp.	538	5,870
BlackRock, Inc.	2,404	1,661,501
Blue Owl Capital, Inc.	6,668	77,682
Bridge Investment Group Holdings, Inc., Class A	617	7,003
Brightsphere Investment Group, Inc.	415	8,694
Capital Southwest Corp.	445	8,775
Carlyle Secured Lending, Inc.	398	5,795
Cboe Global Markets, Inc.	1,712	236,273
CME Group, Inc.	5,821	1,078,573
Cohen & Steers, Inc.	825	47,842
Coinbase Global, Inc., Class A (A)	2,915	208,568
Diamond Hill Investment Group, Inc.	65	11,135
Donnelley Financial Solutions, Inc. (A)	521	23,721
Ellington Financial, Inc.	880	12,144
Evercore, Inc., Class A	649	80,210
FactSet Research Systems, Inc.	614	245,999
Federated Hermes, Inc.	1,473	52,807
Fidus Investment Corp.	537	10,525
Focus Financial Partners, Inc., Class A (A)	1,139	59,809
Forge Global Holdings, Inc. (A)	2,536	6,162
Franklin Resources, Inc.	7,937	211,997
GCM Grosvenor, Inc., Class A	217	1,636
Gladstone Capital Corp.	801	7,818
Gladstone Investment Corp.	740	9,650
Golub Capital BDC, Inc.	297	4,010
Greenhill & Company, Inc.	96	1,406
Hamilton Lane, Inc., Class A	644	51,507
Houlihan Lokey, Inc.	832	81,794
Interactive Brokers Group, Inc., Class A	1,612	133,909
Intercontinental Exchange, Inc.	9,037	1,021,904
Invesco, Ltd.	7,229	121,519
Jefferies Financial Group, Inc.	3,593	119,180
KKR & Company, Inc.	14,008	784,448
Lazard, Ltd., Class A	1,833	58,656
LPL Financial Holdings, Inc.	1,273	276,788
MarketAxess Holdings, Inc.	613	160,250
MidCap Financial Investment Corp.	512	6,431
Moelis & Company, Class A	1,086	49,239
Monroe Capital Corp.	561	4,589
Moody's Corp.	2,946	1,024,383
Morgan Stanley	27,182	2,321,343
Morningstar, Inc.	696	136,465
MSCI, Inc.	1,292	606,323
Nasdaq, Inc.	7,919	394,762
Northern Trust Corp.	3,158	234,134
Open Lending Corp. (A)	2,053	21,577
Oppenheimer Holdings, Inc., Class A	169	6,790
Oxford Square Capital Corp.	1,411	3,739
P10, Inc., Class A	510	5,763
P10, Inc., Class B	665	7,515
PennantPark Floating Rate Capital, Ltd.	759	8,083
PennantPark Investment Corp.	1,644	9,683
Perella Weinberg Partners	815	6,789
Piper Sandler Companies	301	38,907
Portman Ridge Finance Corp.	262	5,201
Raymond James Financial, Inc.	3,491	362,261
Robinhood Markets, Inc., Class A (A)	12,450	124,251
S&P Global, Inc.	5,215	2,090,641

The accompanying notes are an integral part of the financial statements.	178

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Sculptor Capital Management, Inc.	537	$4,742
SEI Investments Company	2,103	125,381
SLR Investment Corp.	420	5,993
State Street Corp.	5,517	403,734
Stellus Capital Investment Corp.	468	6,585
StepStone Group, Inc., Class A	1,110	27,539
Stifel Financial Corp.	1,702	101,558
StoneX Group, Inc. (A)	351	29,161
T. Rowe Price Group, Inc.	3,575	400,472
The Bank of New York Mellon Corp.	12,819	570,702
The Blackstone Group, Inc.	11,332	1,053,536
The Carlyle Group, Inc.	5,845	186,748
The Charles Schwab Corp.	28,936	1,640,092
The Goldman Sachs Group, Inc.	5,363	1,729,782
TPG, Inc.	1,243	36,370
Tradeweb Markets, Inc., Class A	1,792	122,716
TriplePoint Venture Growth BDC Corp.	568	6,691
Victory Capital Holdings, Inc., Class A	1,216	38,353
Virtu Financial, Inc., Class A	1,673	28,592
Virtus Investment Partners, Inc.	128	25,276
WhiteHorse Finance, Inc.	557	7,146
WisdomTree, Inc.	2,831	19,421
		22,012,526
Consumer finance – 0.6%
Ally Financial, Inc.	4,836	130,620
American Express Company	12,016	2,093,187
Atlanticus Holdings Corp. (A)	234	9,830
Bread Financial Holdings, Inc.	803	25,206
Capital One Financial Corp.	6,118	669,126
Consumer Portfolio Services, Inc. (A)	225	2,626
Credit Acceptance Corp. (A)	209	106,157
Curo Group Holdings Corp.	544	734
Discover Financial Services	4,216	492,640
Encore Capital Group, Inc. (A)	412	20,031
Enova International, Inc. (A)	563	29,907
EZCORP, Inc., Class A (A)	1,126	9,436
FirstCash Holdings, Inc.	788	73,544
Green Dot Corp., Class A (A)	978	18,328
LendingClub Corp. (A)	511	4,982
LendingTree, Inc. (A)	258	5,704
Medallion Financial Corp.	113	894
MoneyLion, Inc. (A)	82	985
Navient Corp.	2,060	38,275
Nelnet, Inc., Class A	367	35,408
NerdWallet, Inc., Class A (A)	636	5,985
OneMain Holdings, Inc.	1,891	82,618
Oportun Financial Corp. (A)	464	2,770
PRA Group, Inc. (A)	701	16,018
PROG Holdings, Inc. (A)	872	28,009
Regional Management Corp.	205	6,253
SLM Corp.	3,985	65,035
SoFi Technologies, Inc. (A)	14,760	123,098
Sunlight Financial Holdings, Inc. (A)	1,462	424
Synchrony Financial	6,991	237,135
Upstart Holdings, Inc. (A)	1,379	49,382
World Acceptance Corp. (A)	124	16,617
		4,400,964
Financial services – 4.1%
Acacia Research Corp. (A)	1,092	4,543
Affirm Holdings, Inc. (A)	3,833	58,760
Apollo Global Management, Inc.	9,299	714,256
AvidXchange Holdings, Inc. (A)	3,067	31,835
Berkshire Hathaway, Inc., Class A (A)	10	5,178,100
Berkshire Hathaway, Inc., Class B (A)	20,960	7,147,360
Block, Inc. (A)	8,691	578,560
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
BM Technologies, Inc. (A)	308	$918
Cannae Holdings, Inc. (A)	1,126	22,756
Cass Information Systems, Inc.	256	9,928
Enact Holdings, Inc.	2,321	58,327
Equitable Holdings, Inc.	6,007	163,150
Euronet Worldwide, Inc. (A)	845	99,178
Federal Agricultural Mortgage Corp., Class C	173	24,867
Federal National Mortgage Association (A)	8,554	3,764
Fidelity National Information Services, Inc.	9,627	526,597
Fiserv, Inc. (A)	10,167	1,282,567
FleetCor Technologies, Inc. (A)	1,183	297,028
Flywire Corp. (A)	1,698	52,706
Global Payments, Inc.	4,246	418,316
i3 Verticals, Inc., Class A (A)	424	9,693
International Money Express, Inc. (A)	496	12,167
Jack Henry & Associates, Inc.	1,176	196,780
Jackson Financial, Inc., Class A	1,256	38,446
LoanDepot, Inc., Class A (A)	82	174
Marqeta, Inc., Class A (A)	7,428	36,174
Mastercard, Inc., Class A	15,293	6,014,737
Merchants Bancorp	829	21,206
MGIC Investment Corp.	4,668	73,708
Mr. Cooper Group, Inc. (A)	340	17,218
NewtekOne, Inc.	477	7,584
NMI Holdings, Inc., Class A (A)	1,463	37,775
Ocwen Financial Corp. (A)	165	4,945
PagSeguro Digital, Ltd., Class A (A)	2,248	21,221
Paymentus Holdings, Inc., Class A (A)	578	6,104
Payoneer Global, Inc. (A)	5,500	26,455
PayPal Holdings, Inc. (A)	18,268	1,219,024
Paysign, Inc. (A)	1,105	2,707
PennyMac Financial Services, Inc.	824	57,935
Priority Technology Holdings, Inc. (A)	1,154	4,177
Radian Group, Inc.	2,549	64,439
Remitly Global, Inc. (A)	2,668	50,212
Rocket Companies, Inc., Class A (A)	499	4,471
Shift4 Payments, Inc., Class A (A)	852	57,859
TFS Financial Corp.	3,937	49,488
The Western Union Company	5,964	69,958
Toast, Inc., Class A (A)	5,509	124,338
TrustCo Bank Corp. NY	400	11,444
Visa, Inc., Class A	26,338	6,254,748
Voya Financial, Inc.	1,552	111,294
Walker & Dunlop, Inc.	566	44,765
WEX, Inc. (A)	719	130,908
		31,455,670
Insurance – 1.9%
Aflac, Inc.	9,884	689,903
American Equity Investment Life Holding Company	1,278	66,597
American Financial Group, Inc.	1,282	152,238
American International Group, Inc.	11,878	683,460
AMERISAFE, Inc.	412	21,968
Aon PLC, Class A	3,314	1,143,993
Arch Capital Group, Ltd. (A)	5,996	448,801
Argo Group International Holdings, Ltd.	686	20,312
Arthur J. Gallagher & Company	3,447	756,858
Assurant, Inc.	835	104,976
Assured Guaranty, Ltd.	997	55,633
Axis Capital Holdings, Ltd.	1,428	76,869
Bright Health Group, Inc. (A)	128	1,564
Brighthouse Financial, Inc. (A)	1,236	58,525
Brown & Brown, Inc.	4,623	318,247
BRP Group, Inc., Class A (A)	1,065	26,391

The accompanying notes are an integral part of the financial statements.	179

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Cincinnati Financial Corp.	2,553	$248,458
CNA Financial Corp.	4,244	163,903
CNO Financial Group, Inc.	2,084	49,328
Crawford & Company, Class B	1,283	12,047
Donegal Group, Inc., Class A	786	11,342
eHealth, Inc. (A)	490	3,940
Employers Holdings, Inc.	594	22,222
Enstar Group, Ltd. (A)	223	54,466
Erie Indemnity Company, Class A	756	158,768
Everest Re Group, Ltd.	619	211,611
F&G Annuities & Life, Inc.	1,837	45,521
Fidelity National Financial, Inc.	4,470	160,920
First American Financial Corp.	1,651	94,140
Genworth Financial, Inc., Class A (A)	7,530	37,650
Globe Life, Inc.	1,471	161,251
GoHealth, Inc., Class A (A)	146	2,878
Goosehead Insurance, Inc., Class A (A)	367	23,081
Hagerty, Inc., Class A (A)	1,692	15,837
HCI Group, Inc.	170	10,503
Heritage Insurance Holdings, Inc. (A)	734	2,826
Hippo Holdings, Inc. (A)	362	5,984
Horace Mann Educators Corp.	841	24,944
Investors Title Company	50	7,300
Kemper Corp.	1,124	54,244
Kinsale Capital Group, Inc.	390	145,938
Lemonade, Inc. (A)(B)	1,150	19,378
Lincoln National Corp.	2,877	74,112
Loews Corp.	3,777	224,278
Maiden Holdings, Ltd. (A)	1,154	2,423
Markel Group, Inc. (A)	212	293,234
Marsh & McLennan Companies, Inc.	7,994	1,503,512
MBIA, Inc. (A)	1,050	9,072
Mercury General Corp.	1,013	30,664
MetLife, Inc.	12,451	703,855
Midwest Holding, Inc. (A)	14	375
National Western Life Group, Inc., Class A	35	14,545
NI Holdings, Inc. (A)	641	9,519
Old Republic International Corp.	4,621	116,311
Oscar Health, Inc., Class A (A)	3,277	26,413
Palomar Holdings, Inc. (A)	466	27,047
Primerica, Inc.	609	120,436
Principal Financial Group, Inc.	3,874	293,804
ProAssurance Corp.	1,099	16,584
Prudential Financial, Inc.	5,844	515,558
Reinsurance Group of America, Inc.	1,088	150,895
RenaissanceRe Holdings, Ltd.	725	135,227
RLI Corp.	774	105,628
Root, Inc., Class A (A)	229	2,047
Ryan Specialty Holdings, Inc. (A)	1,884	84,573
Safety Insurance Group, Inc.	323	23,166
Selective Insurance Group, Inc.	976	93,647
SelectQuote, Inc. (A)	2,185	4,261
Stewart Information Services Corp.	487	20,035
The Allstate Corp.	4,232	461,457
The Hanover Insurance Group, Inc.	568	64,201
The Hartford Financial Services Group, Inc.	4,860	350,017
The Progressive Corp.	9,455	1,251,558
The Travelers Companies, Inc.	3,701	642,716
Trupanion, Inc. (A)	706	13,894
United Fire Group, Inc.	546	12,372
United Insurance Holdings Corp. (A)	433	1,931
Universal Insurance Holdings, Inc.	656	10,122
Unum Group	3,145	150,017
W.R. Berkley Corp.	4,258	253,606
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
White Mountains Insurance Group, Ltd.	37	$51,390
		14,239,317
Mortgage real estate investment trusts – 0.1%
AG Mortgage Investment Trust, Inc.	80	490
AGNC Investment Corp.	7,978	80,817
Angel Oak Mortgage, Inc.	160	1,318
Annaly Capital Management, Inc.	6,736	134,787
Apollo Commercial Real Estate Finance, Inc.	2,544	28,798
Arbor Realty Trust, Inc.	2,539	37,628
Ares Commercial Real Estate Corp.	789	8,008
ARMOUR Residential REIT, Inc.	1,413	7,531
Blackstone Mortgage Trust, Inc., Class A	2,768	57,602
BrightSpire Capital, Inc.	2,589	17,424
Chicago Atlantic Real Estate Finance, Inc.	109	1,651
Chimera Investment Corp.	3,772	21,764
Claros Mortgage Trust, Inc.	1,986	22,521
Dynex Capital, Inc.	611	7,692
Ellington Residential Mortgage REIT	471	3,396
Franklin BSP Realty Trust, Inc.	891	12,617
Granite Point Mortgage Trust, Inc.	1,105	5,857
Great Ajax Corp.	553	3,390
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,402	35,050
Invesco Mortgage Capital, Inc.	352	4,037
KKR Real Estate Finance Trust, Inc.	1,084	13,192
Ladder Capital Corp.	2,439	26,463
MFA Financial, Inc.	1,816	20,412
New York Mortgage Trust, Inc.	1,306	12,956
Orchid Island Capital, Inc.	327	3,384
PennyMac Mortgage Investment Trust	1,708	23,024
Ready Capital Corp.	2,537	28,617
Redwood Trust, Inc.	2,127	13,549
Rithm Capital Corp.	7,947	74,304
Starwood Property Trust, Inc.	5,131	99,541
TPG RE Finance Trust, Inc.	1,656	12,271
Two Harbors Investment Corp.	1,453	20,168
		840,259
		96,867,308
Health care – 12.9%
Biotechnology – 2.4%
2seventy bio, Inc. (A)	648	6,558
4D Molecular Therapeutics, Inc. (A)	535	9,667
89bio, Inc. (A)	819	15,520
Aadi Bioscience, Inc. (A)	394	2,695
AbbVie, Inc.	28,609	3,854,491
Abeona Therapeutics, Inc. (A)	280	1,128
Absci Corp. (A)	1,544	2,347
ACADIA Pharmaceuticals, Inc. (A)	2,745	65,743
Achieve Life Sciences, Inc. (A)	170	882
Achillion Pharmaceuticals, Inc. (A)(C)	3,410	5,181
Actinium Pharmaceuticals, Inc. (A)	204	1,514
Acumen Pharmaceuticals, Inc. (A)	592	2,848
Acurx Pharmaceuticals, Inc. (A)	299	792
Adaptimmune Therapeutics PLC, ADR (A)	1,558	1,441
Adicet Bio, Inc. (A)	663	1,611
ADMA Biologics, Inc. (A)	1,384	5,107
Aduro Biotech, Inc. (A)(C)	312	764
Aerovate Therapeutics, Inc. (A)	391	6,706
Agenus, Inc. (A)	4,630	7,408
Agios Pharmaceuticals, Inc. (A)	969	27,442
Akero Therapeutics, Inc. (A)	754	35,204
Akouos, Inc. (A)(C)	504	912
Albireo Pharma, Inc. (A)(C)	301	647

The accompanying notes are an integral part of the financial statements.	180

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Aldeyra Therapeutics, Inc. (A)	1,138	$9,548
Alector, Inc. (A)	1,508	9,063
Aligos Therapeutics, Inc. (A)	162	157
Alkermes PLC (A)	2,773	86,795
Allakos, Inc. (A)	1,352	5,895
Allogene Therapeutics, Inc. (A)	2,589	12,867
Allovir, Inc. (A)	1,480	5,032
Alnylam Pharmaceuticals, Inc. (A)	1,971	374,372
Alpine Immune Sciences, Inc. (A)	715	7,350
Altimmune, Inc. (A)	801	2,828
ALX Oncology Holdings, Inc. (A)	659	4,949
Ambit Biosciences Corp. (A)(C)	515	1,146
Ambrx Biopharma, Inc., ADR (A)	287	4,724
Amgen, Inc.	8,607	1,910,926
Amicus Therapeutics, Inc. (A)	4,686	58,856
AnaptysBio, Inc. (A)	530	10,780
Anavex Life Sciences Corp. (A)	431	3,504
Anika Therapeutics, Inc. (A)	288	7,482
Annexon, Inc. (A)	896	3,154
Annovis Bio, Inc. (A)	176	2,515
Apellis Pharmaceuticals, Inc. (A)	1,786	162,705
Applied Therapeutics, Inc. (A)	1,067	1,366
Aravive, Inc. (A)	893	1,125
Arbutus Biopharma Corp. (A)	1,653	3,802
ARCA biopharma, Inc. (A)	174	353
Arcellx, Inc. (A)	707	22,355
Arcturus Therapeutics Holdings, Inc. (A)	330	9,464
Arcus Biosciences, Inc. (A)	1,192	24,210
Arcutis Biotherapeutics, Inc. (A)	1,116	10,635
Ardelyx, Inc. (A)	3,046	10,326
Arrowhead Pharmaceuticals, Inc. (A)	1,775	63,297
ARS Pharmaceuticals, Inc. (A)	898	6,017
Assembly Biosciences, Inc. (A)	358	412
Astria Therapeutics, Inc. (A)	352	2,932
Atara Biotherapeutics, Inc. (A)	1,915	3,083
aTyr Pharma, Inc. (A)	237	512
Aura Biosciences, Inc. (A)	531	6,558
Avid Bioservices, Inc. (A)	992	13,858
Avidity Biosciences, Inc. (A)	920	10,203
Avita Medical, Inc. (A)	216	3,674
Beam Therapeutics, Inc. (A)	1,146	36,592
BioAtla, Inc. (A)	872	2,616
BioCryst Pharmaceuticals, Inc. (A)	2,966	20,881
Biogen, Inc. (A)	2,333	664,555
Biohaven, Ltd. (A)	1,091	26,097
BioMarin Pharmaceutical, Inc. (A)	3,057	264,981
Biomea Fusion, Inc. (A)	543	11,919
BioVie, Inc. (A)	667	2,875
Bioxcel Therapeutics, Inc. (A)	460	3,064
Black Diamond Therapeutics, Inc. (A)	960	4,848
Bluebird Bio, Inc. (A)	1,199	3,945
Blueprint Medicines Corp. (A)	1,002	63,326
Bolt Biotherapeutics, Inc. (A)	1,138	1,457
Bridgebio Pharma, Inc. (A)	2,543	43,740
C4 Therapeutics, Inc. (A)	755	2,076
Cabaletta Bio, Inc. (A)	570	7,359
Candel Therapeutics, Inc. (A)	599	755
Capricor Therapeutics, Inc. (A)	749	3,580
Cardiff Oncology, Inc. (A)	1,316	1,935
CareDx, Inc. (A)	890	7,565
Caribou Biosciences, Inc. (A)	936	3,978
Carisma Therapeutics, Inc.	96	842
Catalyst Pharmaceuticals, Inc. (A)	1,738	23,359
Celcuity, Inc. (A)	202	2,218
Celldex Therapeutics, Inc. (A)	768	26,058
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
CEL-SCI Corp. (A)(B)	784	$1,889
Celularity, Inc. (A)	2,334	1,243
Century Therapeutics, Inc. (A)	839	2,651
Cerevel Therapeutics Holdings, Inc. (A)	2,518	80,047
Checkpoint Therapeutics, Inc. (A)	243	600
Chimerix, Inc. (A)	1,055	1,277
Chinook Therapeutics, Inc. (A)	965	37,075
Cidara Therapeutics, Inc. (A)	519	586
Cogent Biosciences, Inc. (A)	1,064	12,598
Coherus Biosciences, Inc. (A)	1,434	6,123
Compass Therapeutics, Inc. (A)	1,405	4,468
Contra Concert Pharmaceutical (A)(C)	1,064	394
Corvus Pharmaceuticals, Inc. (A)	153	350
Crinetics Pharmaceuticals, Inc. (A)	797	14,362
Cue Biopharma, Inc. (A)	664	2,424
Cullinan Oncology, Inc. (A)	632	6,800
Cyteir Therapeutics, Inc. (A)	402	1,045
Cytokinetics, Inc. (A)	1,511	49,289
CytomX Therapeutics, Inc. (A)	1,192	2,050
Day One Biopharmaceuticals, Inc. (A)	1,178	14,065
Decibel Therapeutics, Inc. (A)	543	2,091
Deciphera Pharmaceuticals, Inc. (A)	1,040	14,643
Denali Therapeutics, Inc. (A)	2,200	64,922
DermTech, Inc. (A)	483	1,256
Design Therapeutics, Inc. (A)	844	5,317
Diamedica Therapeutics, Inc. (A)	297	1,283
Disc Medicine, Inc. (A)	122	5,417
Dynavax Technologies Corp. (A)	1,983	25,620
Dyne Therapeutics, Inc. (A)	932	10,485
Eagle Pharmaceuticals, Inc. (A)	259	5,035
Editas Medicine, Inc. (A)	1,143	9,407
Eiger BioPharmaceuticals, Inc. (A)	622	438
Emergent BioSolutions, Inc. (A)	921	6,769
Enanta Pharmaceuticals, Inc. (A)	370	7,918
Entrada Therapeutics, Inc. (A)	489	7,403
EQRx, Inc. (A)	7,952	14,791
Erasca, Inc. (A)	2,011	5,550
Evelo Biosciences, Inc. (A)	129	420
Exact Sciences Corp. (A)	2,925	274,658
Exagen, Inc. (A)	252	731
Exelixis, Inc. (A)	5,369	102,602
Fate Therapeutics, Inc. (A)	1,608	7,654
Fennec Pharmaceuticals, Inc. (A)	279	2,464
FibroGen, Inc. (A)	1,640	4,428
Flexion Therapeutics, Inc. (A)(C)	867	484
Foghorn Therapeutics, Inc. (A)	709	4,991
Frequency Therapeutics, Inc. (A)	965	334
G1 Therapeutics, Inc. (A)	826	2,057
Gain Therapeutics, Inc. (A)	90	403
Galera Therapeutics, Inc. (A)	965	3,011
Gamida Cell Ltd. (A)	1,402	2,706
Gemini Therapeutics Sub, Inc. (A)(C)	246	0
Generation Bio Company (A)	1,161	6,386
Genprex, Inc. (A)	381	361
Geron Corp. (A)	5,962	19,138
Gilead Sciences, Inc.	20,177	1,555,041
GlycoMimetics, Inc. (A)	933	1,623
Gossamer Bio, Inc. (A)(B)	1,668	2,002
Graphite Bio, Inc. (A)	889	2,311
GreenLight Biosciences Holdings PBC (A)	2,453	731
Greenwich Lifesciences, Inc. (A)	209	2,016
Gritstone bio, Inc. (A)	1,336	2,605
GTX Corp. (A)(C)	38	0
Halozyme Therapeutics, Inc. (A)	2,283	82,348
Heron Therapeutics, Inc. (A)	1,826	2,118

The accompanying notes are an integral part of the financial statements.	181

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
HilleVax, Inc. (A)	527	$9,059
Homology Medicines, Inc. (A)	999	884
Horizon Therapeutics PLC (A)	3,717	382,293
Humacyte, Inc. (A)	1,629	4,659
Icosavax, Inc. (A)	737	7,318
Ideaya Biosciences, Inc. (A)	764	17,954
IGM Biosciences, Inc. (A)	556	5,132
Immuneering Corp., Class A (A)	361	3,661
Immunic, Inc. (A)	884	2,219
ImmunityBio, Inc. (A)	1,369	3,806
ImmunoGen, Inc. (A)	3,506	66,158
Immunome, Inc. (A)	505	3,995
Immunovant, Inc. (A)	2,107	39,970
Incyte Corp. (A)	3,667	228,271
Inhibrx, Inc. (A)	704	18,276
Inmune Bio, Inc. (A)	459	4,168
Inovio Pharmaceuticals, Inc. (A)	3,920	1,750
Inozyme Pharma, Inc. (A)	748	4,166
Insmed, Inc. (A)	2,162	45,618
Instil Bio, Inc. (A)	2,107	1,161
Intellia Therapeutics, Inc. (A)	1,380	56,276
Intercept Pharmaceuticals, Inc. (A)	671	7,421
Invivyd, Inc. (A)	1,879	1,973
Ionis Pharmaceuticals, Inc. (A)	2,363	96,954
Iovance Biotherapeutics, Inc. (A)	2,904	20,444
Ironwood Pharmaceuticals, Inc. (A)	2,657	28,270
iTeos Therapeutics, Inc. (A)	554	7,335
IVERIC bio, Inc. (A)	2,178	85,683
Janux Therapeutics, Inc. (A)	645	7,656
Jasper Therapeutics, Inc. (A)	1,683	2,306
KalVista Pharmaceuticals, Inc. (A)	408	3,672
Karuna Therapeutics, Inc. (A)	545	118,183
Karyopharm Therapeutics, Inc. (A)	1,275	2,282
Keros Therapeutics, Inc. (A)	439	17,639
Kezar Life Sciences, Inc. (A)	994	2,435
Kiniksa Pharmaceuticals, Ltd., Class A (A)	636	8,955
Kinnate Biopharma, Inc. (A)	686	2,079
Kodiak Sciences, Inc. (A)	899	6,203
Kronos Bio, Inc. (A)	1,099	1,890
Krystal Biotech, Inc. (A)	395	46,373
Kura Oncology, Inc. (A)	1,043	11,035
Kymera Therapeutics, Inc. (A)	885	20,346
Lantern Pharma, Inc. (A)	174	981
Larimar Therapeutics, Inc. (A)	656	2,053
Legend Biotech Corp., ADR (A)	2,721	187,831
Lexicon Pharmaceuticals, Inc. (A)	2,952	6,760
Lineage Cell Therapeutics, Inc. (A)	2,770	3,906
Lyell Immunopharma, Inc. (A)	3,975	12,641
MacroGenics, Inc. (A)	1,201	6,425
Madrigal Pharmaceuticals, Inc. (A)	285	65,835
Magenta Therapeutics, Inc. (A)	2,418	1,833
MannKind Corp. (A)	4,112	16,736
MeiraGTx Holdings PLC (A)	698	4,691
Merrimack Pharmaceuticals, Inc. (A)	204	2,509
Mersana Therapeutics, Inc. (A)	1,566	5,152
MiMedx Group, Inc. (A)	706	4,667
Mineralys Therapeutics, Inc. (A)	370	6,309
Mirati Therapeutics, Inc. (A)	902	32,589
Mirum Pharmaceuticals, Inc. (A)	650	16,816
Moderna, Inc. (A)	6,223	756,095
Monte Rosa Therapeutics, Inc. (A)	877	6,007
Morphic Holding, Inc. (A)	687	39,386
Mustang Bio, Inc. (A)	108	671
Myriad Genetics, Inc. (A)	1,391	32,243
Natera, Inc. (A)	1,772	86,226
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Neurocrine Biosciences, Inc. (A)	1,582	$149,183
NextCure, Inc. (A)	542	976
NightHawk Biosciences, Inc. (A)	122	82
Nkarta, Inc. (A)	741	1,623
Northwest Biotherapeutics, Inc. (A)	11,656	6,621
Novavax, Inc. (A)(B)	1,306	9,704
Nurix Therapeutics, Inc. (A)	762	7,612
Nuvalent, Inc., Class A (A)	831	35,043
Nuvectis Pharma, Inc. (A)	46	735
Ocean Biomedical, Inc. (A)	129	775
Ocugen, Inc. (A)	4,428	2,405
Olema Pharmaceuticals, Inc. (A)	673	6,077
Omega Therapeutics, Inc. (A)	866	4,850
Omthera Pharmaceuticals, Inc. (A)(C)	498	0
Organogenesis Holdings, Inc. (A)	2,172	7,211
ORIC Pharmaceuticals, Inc. (A)	743	5,766
Outlook Therapeutics, Inc. (A)	1,883	3,276
Palatin Technologies, Inc. (A)	107	225
Pardes Biosciences, Inc. (A)	703	1,272
PDL BioPharma, Inc. (A)(C)	1,734	572
PDS Biotechnology Corp. (A)	567	2,852
PepGen, Inc. (A)	376	3,361
PMV Pharmaceuticals, Inc. (A)	729	4,564
Point Biopharma Global, Inc. (A)	1,690	15,311
Poseida Therapeutics, Inc. (A)	1,586	2,791
Praxis Precision Medicines, Inc. (A)	1,320	1,518
Precigen, Inc. (A)	3,305	3,801
Precision BioSciences, Inc. (A)	1,970	1,036
Prelude Therapeutics, Inc. (A)	793	3,569
Prime Medicine, Inc. (A)(B)	1,235	18,093
ProKidney Corp. (A)	577	6,457
Protagonist Therapeutics, Inc. (A)	791	21,847
Protalix BioTherapeutics, Inc. (A)	510	1,020
Prothena Corp. PLC (A)	569	38,851
PTC Therapeutics, Inc. (A)	1,210	49,211
Puma Biotechnology, Inc. (A)	890	3,142
Pyxis Oncology, Inc. (A)	721	1,846
Quince Therapeutics, Inc. (A)	478	719
Rallybio Corp. (A)	561	3,175
RAPT Therapeutics, Inc. (A)	543	10,154
Recursion Pharmaceuticals, Inc., Class A (A)	2,871	21,446
Regeneron Pharmaceuticals, Inc. (A)	1,733	1,245,230
REGENXBIO, Inc. (A)	771	15,412
Relay Therapeutics, Inc. (A)	1,927	24,203
Reneo Pharmaceuticals, Inc. (A)	651	4,271
Replimune Group, Inc. (A)	778	18,065
REVOLUTION Medicines, Inc. (A)	1,395	37,316
Rhythm Pharmaceuticals, Inc. (A)	921	15,187
Rigel Pharmaceuticals, Inc. (A)	1,780	2,296
Rocket Pharmaceuticals, Inc. (A)	1,269	25,215
Sage Therapeutics, Inc. (A)	1,024	48,148
Sana Biotechnology, Inc. (A)	3,178	18,941
Sangamo Therapeutics, Inc. (A)	2,664	3,463
Sarepta Therapeutics, Inc. (A)	1,435	164,336
Savara, Inc. (A)	2,744	8,767
Scholar Rock Holding Corp. (A)	838	6,319
Seagen, Inc. (A)	3,030	583,154
Selecta Biosciences, Inc. (A)	2,132	2,388
SELLAS Life Sciences Group, Inc. (A)	418	656
Sensei Biotherapeutics, Inc. (A)	498	568
Senti Biosciences, Inc. (A)	532	332
Sera Prognostics, Inc., Class A (A)	414	1,364
Seres Therapeutics, Inc. (A)	2,022	9,685
Solid Biosciences, Inc. (A)	185	969

The accompanying notes are an integral part of the financial statements.	182

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Spectrum Pharmaceuticals, Inc. (A)	3,285	$3,154
Spero Therapeutics, Inc. (A)	623	903
SpringWorks Therapeutics, Inc. (A)	998	26,168
Stoke Therapeutics, Inc. (A)	722	7,675
Summit Therapeutics, Inc. (A)	2,216	5,562
Sutro Biopharma, Inc. (A)	868	4,036
Syndax Pharmaceuticals, Inc. (A)	887	18,565
Synergy Pharmaceuticals, Inc. (A)(C)	6,230	18
Syros Pharmaceuticals, Inc. (A)	285	898
Talaris Therapeutics, Inc. (A)	937	2,848
Tango Therapeutics, Inc. (A)	1,408	4,675
Taysha Gene Therapies, Inc. (A)	1,015	671
Tenaya Therapeutics, Inc. (A)	1,121	6,580
TG Therapeutics, Inc. (A)	2,388	59,318
Tracon Pharmaceuticals, Inc. (A)	1,275	371
Travere Therapeutics, Inc. (A)	1,004	15,421
TScan Therapeutics, Inc. (A)	684	1,710
Twist Bioscience Corp. (A)	907	18,557
Tyra Biosciences, Inc. (A)	661	11,257
Ultragenyx Pharmaceutical, Inc. (A)	1,176	54,249
United Therapeutics Corp. (A)	746	164,680
UNITY Biotechnology, Inc. (A)	109	278
UroGen Pharma, Ltd. (A)	495	5,123
Vanda Pharmaceuticals, Inc. (A)	1,167	7,691
Vaxart, Inc. (A)	2,037	1,487
Vaxcyte, Inc. (A)	1,279	63,873
Vaxxinity, Inc., Class A (A)	2,459	6,197
Vera Therapeutics, Inc. (A)	551	8,844
Veracyte, Inc. (A)	1,160	29,545
Vericel Corp. (A)	832	31,258
Vertex Pharmaceuticals, Inc. (A)	4,168	1,466,761
Verve Therapeutics, Inc. (A)	968	18,150
Vigil Neuroscience, Inc. (A)	587	5,518
Viking Therapeutics, Inc. (A)	1,415	22,937
Vir Biotechnology, Inc. (A)	2,215	54,334
Viracta Therapeutics, Inc. (A)	1,210	1,706
Viridian Therapeutics, Inc. (A)	614	14,607
Vor BioPharma, Inc. (A)	854	2,639
Voyager Therapeutics, Inc. (A)	883	10,110
Werewolf Therapeutics, Inc. (A)	415	1,266
X4 Pharmaceuticals, Inc. (A)	2,053	3,983
XBiotech, Inc. (A)	761	4,520
Xencor, Inc. (A)	1,071	26,743
Xilio Therapeutics, Inc. (A)	1,088	2,851
XOMA Corp. (A)	228	4,307
Y-mAbs Therapeutics, Inc. (A)	853	5,792
Zentalis Pharmaceuticals, Inc. (A)	900	25,389
Zymeworks, Inc. (A)	272	2,350
		18,312,285
Health care equipment and supplies – 2.7%
Abbott Laboratories	28,076	3,060,846
ABIOMED, Inc., CVR (A)(C)	788	12,230
Accuray, Inc. (A)	2,141	8,286
Align Technology, Inc. (A)	1,244	439,928
Alphatec Holdings, Inc. (A)	1,632	29,343
AngioDynamics, Inc. (A)	735	7,666
Apyx Medical Corp. (A)	740	3,722
Artivion, Inc. (A)	737	12,669
AtriCure, Inc. (A)	795	39,241
Atrion Corp.	32	18,102
Avanos Medical, Inc. (A)	804	20,550
Axogen, Inc. (A)	823	7,514
Axonics, Inc. (A)	764	38,559
Baxter International, Inc.	8,184	372,863
Becton, Dickinson and Company	4,552	1,201,774
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Beyond Air, Inc. (A)	409	$1,742
BioSig Technologies, Inc. (A)	210	263
Bioventus, Inc., Class A (A)	978	2,826
Boston Scientific Corp. (A)	23,093	1,249,100
Butterfly Network, Inc. (A)(B)	2,633	6,056
Cerus Corp. (A)	3,177	7,815
ClearPoint Neuro, Inc. (A)	280	2,027
Co-Diagnostics, Inc. (A)	301	334
CONMED Corp.	512	69,576
Cue Health, Inc. (A)	2,236	825
Cutera, Inc. (A)	347	5,250
CVRx, Inc. (A)	285	4,400
CytoSorbents Corp. (A)	847	3,041
DarioHealth Corp. (A)	262	1,051
Delcath Systems, Inc. (A)	160	933
Dentsply Sirona, Inc.	3,486	139,510
DexCom, Inc. (A)	6,269	805,629
Eargo, Inc. (A)	77	380
Edwards Lifesciences Corp. (A)	9,857	929,811
Embecta Corp.	968	20,909
Enovis Corp. (A)	825	52,899
Envista Holdings Corp. (A)	2,659	89,981
Establishment Labs Holdings, Inc. (A)	425	29,159
Figs, Inc., Class A (A)	2,697	22,304
GE HealthCare Technologies, Inc.	7,338	596,139
Glaukos Corp. (A)	799	56,897
Globus Medical, Inc., Class A (A)	1,279	76,152
Haemonetics Corp. (A)	847	72,114
Hologic, Inc. (A)	3,975	321,856
ICU Medical, Inc. (A)	382	68,069
IDEXX Laboratories, Inc. (A)	1,341	673,490
Inari Medical, Inc. (A)	850	49,419
Inogen, Inc. (A)	441	5,094
Inspire Medical Systems, Inc. (A)	473	153,555
Insulet Corp. (A)	1,135	327,266
Integer Holdings Corp. (A)	553	49,001
Integra LifeSciences Holdings Corp. (A)	1,356	55,772
Intuitive Surgical, Inc. (A)	5,659	1,935,038
iRadimed Corp.	243	11,601
iRhythm Technologies, Inc. (A)	501	52,264
Lantheus Holdings, Inc. (A)	1,118	93,823
LeMaitre Vascular, Inc.	393	26,441
Masimo Corp. (A)	860	141,513
Medtronic PLC (B)	21,431	1,888,071
Merit Medical Systems, Inc. (A)	944	78,956
Neogen Corp. (A)	3,324	72,297
Neuronetics, Inc. (A)	550	1,183
NeuroPace, Inc. (A)	308	1,383
Nevro Corp. (A)	598	15,201
NuVasive, Inc. (A)	866	36,017
Omnicell, Inc. (A)	743	54,737
OraSure Technologies, Inc. (A)	1,347	6,748
Orchestra BioMed Holdings, Inc. (A)	265	1,855
Orthofix Medical, Inc. (A)	633	11,432
OrthoPediatrics Corp. (A)	364	15,961
Outset Medical, Inc. (A)	759	16,599
Paragon 28, Inc. (A)	1,105	19,603
Penumbra, Inc. (A)	619	212,973
Predictive Oncology, Inc. (A)	31	151
PROCEPT BioRobotics Corp. (A)	688	24,321
Pulmonx Corp. (A)	589	7,722
Pulse Biosciences, Inc. (A)	574	4,127
QuidelOrtho Corp. (A)	1,105	91,560
ResMed, Inc.	2,372	518,282
Retractable Technologies, Inc. (A)	238	274

The accompanying notes are an integral part of the financial statements.	183

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
RxSight, Inc. (A)	274	$7,891
Sanara Medtech, Inc. (A)	43	1,724
Senseonics Holdings, Inc. (A)	7,349	5,608
Sensus Healthcare, Inc. (A)	133	419
Shockwave Medical, Inc. (A)	592	168,963
SI-BONE, Inc. (A)	650	17,537
Sight Sciences, Inc. (A)	750	6,210
Silk Road Medical, Inc. (A)	593	19,267
Sonendo, Inc. (A)	663	902
STAAR Surgical Company (A)	802	42,161
Stereotaxis, Inc. (A)	1,565	2,394
STERIS PLC	1,597	359,293
Stryker Corp.	6,115	1,865,625
Surmodics, Inc. (A)	278	8,704
Tactile Systems Technology, Inc. (A)	415	10,346
Tandem Diabetes Care, Inc. (A)	1,069	26,233
Tela Bio, Inc. (A)	217	2,198
Teleflex, Inc.	751	181,765
The Cooper Companies, Inc.	795	304,827
TransMedics Group, Inc. (A)	502	42,158
Treace Medical Concepts, Inc. (A)	822	21,027
UFP Technologies, Inc. (A)	86	16,671
Utah Medical Products, Inc.	74	6,897
Vapotherm, Inc. (A)	424	189
Varex Imaging Corp. (A)	707	16,664
Vicarious Surgical, Inc. (A)	1,697	3,106
ViewRay, Inc. (A)	2,694	949
Vivani Medical, Inc. (A)	781	945
VolitionRX, Ltd. (A)	126	175
Zimmer Biomet Holdings, Inc.	3,372	490,963
Zimvie, Inc. (A)	366	4,110
		20,199,992
Health care providers and services – 2.6%
23andMe Holding Company, Class A (A)	2,887	5,052
Acadia Healthcare Company, Inc. (A)	1,502	119,619
Accolade, Inc. (A)	1,133	15,262
Aceto Corp. (A)(C)	853	0
AdaptHealth Corp. (A)	2,139	26,032
Addus HomeCare Corp. (A)	281	26,049
Agiliti, Inc. (A)	1,043	17,210
agilon health, Inc. (A)	6,679	115,814
AirSculpt Technologies, Inc. (B)	845	7,284
Alignment Healthcare, Inc. (A)	3,052	17,549
Amedisys, Inc. (A)	545	49,835
AmerisourceBergen Corp.	3,281	631,363
AMN Healthcare Services, Inc. (A)	695	75,838
Apollo Medical Holdings, Inc. (A)	958	30,273
Aveanna Healthcare Holdings, Inc. (A)	504	852
Biodesix, Inc. (A)	1,285	1,581
Brookdale Senior Living, Inc. (A)	3,457	14,589
Cano Health, Inc. (A)	2,329	3,237
Cardinal Health, Inc.	4,215	398,613
CareMax, Inc. (A)	1,340	4,167
Castle Biosciences, Inc. (A)	404	5,543
Centene Corp. (A)	8,930	602,329
Chemed Corp.	230	124,584
Clover Health Investments Corp. (A)	6,044	5,422
Community Health Systems, Inc. (A)	2,429	10,688
CorVel Corp. (A)	295	57,083
Cross Country Healthcare, Inc. (A)	655	18,392
CVS Health Corp.	20,644	1,427,120
DaVita, Inc. (A)	1,452	145,882
DocGo, Inc. (A)	1,512	14,167
Elevance Health, Inc.	3,824	1,698,965
Encompass Health Corp.	1,629	110,300
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Enhabit, Inc. (A)	900	$10,350
Fulgent Genetics, Inc. (A)	470	17,404
Guardant Health, Inc. (A)	1,715	61,397
HCA Healthcare, Inc.	4,472	1,357,163
HealthEquity, Inc. (A)	1,395	88,080
Henry Schein, Inc. (A)	2,086	169,175
Hims & Hers Health, Inc. (A)	2,702	25,399
Humana, Inc.	2,020	903,203
InfuSystem Holdings, Inc. (A)	130	1,252
Innovage Holding Corp. (A)	1,986	14,895
Invitae Corp. (A)(B)	4,121	4,657
Laboratory Corp. of America Holdings	1,419	342,447
LifeStance Health Group, Inc. (A)	6,301	57,528
McKesson Corp.	2,210	944,355
ModivCare, Inc. (A)	241	10,896
Molina Healthcare, Inc. (A)	949	285,877
National HealthCare Corp.	278	17,186
National Research Corp.	430	18,709
NeoGenomics, Inc. (A)	2,205	35,434
Nutex Health, Inc. (A)	10,583	4,462
OPKO Health, Inc. (A)	12,549	27,231
Option Care Health, Inc. (A)	3,024	98,250
Owens & Minor, Inc. (A)	1,286	24,485
P3 Health Partners, Inc. (A)	434	1,298
Patterson Companies, Inc.	1,615	53,715
Pediatrix Medical Group, Inc. (A)	1,428	20,292
PetIQ, Inc. (A)	575	8,723
Premier, Inc., Class A	1,861	51,475
Privia Health Group, Inc. (A)	1,737	45,353
Progyny, Inc. (A)	1,553	61,095
Quest Diagnostics, Inc.	1,776	249,635
R1 RCM, Inc. (A)	6,807	125,589
RadNet, Inc. (A)	1,007	32,848
Select Medical Holdings Corp.	2,102	66,970
Surgery Partners, Inc. (A)	1,891	85,076
Tenet Healthcare Corp. (A)	1,675	136,312
The Cigna Group	4,792	1,344,635
The Ensign Group, Inc.	921	87,919
The Joint Corp. (A)	267	3,605
The Oncology Institute, Inc. (A)	1,147	631
The Pennant Group, Inc. (A)	570	7,000
UnitedHealth Group, Inc.	15,061	7,238,919
Universal Health Services, Inc., Class B	1,044	164,712
US Physical Therapy, Inc.	228	27,677
Viemed Healthcare, Inc. (A)	370	3,619
		20,117,627
Health care technology – 0.1%
American Well Corp., Class A (A)	4,289	9,007
CareCloud, Inc. (A)	107	316
Certara, Inc. (A)	2,677	48,748
Computer Programs and Systems, Inc. (A)	291	7,185
Definitive Healthcare Corp. (A)	1,802	19,822
Doximity, Inc., Class A (A)	1,839	62,563
Evolent Health, Inc., Class A (A)	1,650	49,995
GoodRx Holdings, Inc., Class A (A)	945	5,216
Health Catalyst, Inc. (A)	805	10,063
HealthStream, Inc.	552	13,557
iCAD, Inc. (A)	132	215
MultiPlan Corp. (A)	10,977	23,161
NextGen Healthcare, Inc. (A)	1,192	19,334
Phreesia, Inc. (A)	831	25,769
Schrodinger, Inc. (A)	1,079	53,864
Sharecare, Inc. (A)	5,224	9,142
Simulations Plus, Inc.	363	15,729
Tabula Rasa HealthCare, Inc. (A)	474	3,911

The accompanying notes are an integral part of the financial statements.	184

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Teladoc Health, Inc. (A)	2,711	$68,643
Veeva Systems, Inc., Class A (A)	2,282	451,220
Veradigm, Inc. (A)	1,873	23,600
		921,060
Life sciences tools and services – 1.5%
10X Genomics, Inc., Class A (A)	1,591	88,841
Adaptive Biotechnologies Corp. (A)	2,555	17,144
Agilent Technologies, Inc.	4,769	573,472
Akoya Biosciences, Inc. (A)	83	613
Alpha Teknova, Inc. (A)	360	961
Avantor, Inc. (A)	10,899	223,865
Azenta, Inc. (A)	1,203	56,156
BioLife Solutions, Inc. (A)	681	15,050
Bionano Genomics, Inc. (A)	5,115	3,120
Bio-Rad Laboratories, Inc., Class A (A)	399	151,269
Bio-Techne Corp.	2,559	208,891
Bruker Corp.	2,401	177,482
Charles River Laboratories International, Inc. (A)	839	176,400
Codexis, Inc. (A)	1,214	3,399
CryoPort, Inc. (A)	806	13,904
Cytek Biosciences, Inc. (A)	1,980	16,909
Danaher Corp.	11,771	2,825,040
Harvard Bioscience, Inc. (A)	430	2,361
ICON PLC (A)	1,327	332,015
Illumina, Inc. (A)	2,563	480,537
Inotiv, Inc. (A)	420	2,003
IQVIA Holdings, Inc. (A)	3,021	679,030
Maravai LifeSciences Holdings, Inc., Class A (A)	2,206	27,421
MaxCyte, Inc. (A)	54	248
Medpace Holdings, Inc. (A)	514	123,447
Mesa Laboratories, Inc.	96	12,336
Mettler-Toledo International, Inc. (A)	356	466,944
NanoString Technologies, Inc. (A)	769	3,114
Nautilus Biotechnology, Inc. (A)	1,576	6,099
OmniAb, Inc. (A)	1,514	7,615
OmniAb, Inc., $12.50 Earnout Shares (A)(C)	117	0
OmniAb, Inc., $15.00 Earnout Shares (A)(C)	117	0
Pacific Biosciences of California, Inc. (A)	3,737	49,702
Personalis, Inc. (A)	1,303	2,450
PhenomeX, Inc. (A)	1,103	540
Quanterix Corp. (A)	563	12,696
Quantum-Si, Inc. (A)	1,805	3,231
Repligen Corp. (A)	915	129,436
Revvity, Inc.	2,043	242,688
Seer, Inc. (A)	912	3,894
Singular Genomics Systems, Inc. (A)	1,117	927
SomaLogic, Inc. (A)	2,875	6,641
Sotera Health Company (A)	4,736	89,226
Standard BioTools, Inc. (A)	1,624	3,134
Syneos Health, Inc. (A)	1,709	72,017
Thermo Fisher Scientific, Inc.	6,214	3,242,155
Waters Corp. (A)	952	253,746
West Pharmaceutical Services, Inc.	1,201	459,346
		11,267,515
Pharmaceuticals – 3.6%
9 Meters Biopharma, Inc. (A)	371	249
Acer Therapeutics, Inc. (A)	162	150
Aclaris Therapeutics, Inc. (A)	1,042	10,806
Alexza Pharmaceuticals, Inc. (A)(C)	2,067	72
Amneal Pharmaceuticals, Inc. (A)	3,150	9,765
Amphastar Pharmaceuticals, Inc. (A)	893	51,321
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Amylyx Pharmaceuticals, Inc. (A)	1,066	$22,994
AN2 Therapeutics, Inc. (A)	304	2,584
ANI Pharmaceuticals, Inc. (A)	272	14,642
Aquestive Therapeutics, Inc. (A)	295	487
Arvinas, Inc. (A)	867	21,519
Assertio Holdings, Inc. (A)	507	2,748
Atea Pharmaceuticals, Inc. (A)	1,534	5,737
Athira Pharma, Inc. (A)	1,185	3,496
Axsome Therapeutics, Inc. (A)	668	48,002
Biote Corp., Class A (A)	50	338
Bright Green Corp. (A)	1,282	1,295
Bristol-Myers Squibb Company	33,944	2,170,719
Cara Therapeutics, Inc. (A)	906	2,564
Cassava Sciences, Inc. (A)(B)	678	16,625
Catalent, Inc. (A)	2,967	128,649
CinCor Pharma, Inc. (A)(C)	708	2,166
Citius Pharmaceuticals, Inc. (A)(B)	1,642	1,970
Cognition Therapeutics, Inc. (A)	866	1,585
Collegium Pharmaceutical, Inc. (A)	620	13,324
Corcept Therapeutics, Inc. (A)	1,839	40,918
CorMedix, Inc. (A)	487	1,931
CymaBay Therapeutics, Inc. (A)	1,028	11,257
DICE Therapeutics, Inc. (A)	238	11,057
Durect Corp. (A)	379	1,876
Edgewise Therapeutics, Inc. (A)	923	7,153
Elanco Animal Health, Inc. (A)	7,895	79,424
Eli Lilly & Company	15,350	7,198,843
Enliven Therapeutics, Inc. (A)	102	2,082
Esperion Therapeutics, Inc. (A)	1,411	1,961
Eton Pharmaceuticals, Inc. (A)	259	904
Evolus, Inc. (A)	1,113	8,092
Eyenovia, Inc. (A)	1,231	2,917
EyePoint Pharmaceuticals, Inc. (A)	585	5,090
Fulcrum Therapeutics, Inc. (A)	1,161	3,831
Harmony Biosciences Holdings, Inc. (A)	927	32,621
Harrow Health, Inc. (A)	535	10,186
Imara, Inc. (A)(C)	411	132
Innoviva, Inc. (A)	1,280	16,294
Intra-Cellular Therapies, Inc. (A)	1,529	96,816
Jazz Pharmaceuticals PLC (A)	1,023	126,821
Johnson & Johnson	41,946	6,942,902
Ligand Pharmaceuticals, Inc. (A)	308	22,207
Liquidia Corp. (A)	944	7,410
Longboard Pharmaceuticals, Inc. (A)	319	2,341
Lyra Therapeutics, Inc. (A)	554	2,277
Marinus Pharmaceuticals, Inc. (A)	749	8,134
Merck & Company, Inc.	41,030	4,734,452
Mind Medicine MindMed, Inc. (A)	624	2,228
MyMD Pharmaceuticals, Inc. (A)	848	1,272
Nektar Therapeutics (A)	3,478	2,001
NGM Biopharmaceuticals, Inc. (A)	1,448	3,750
Nuvation Bio, Inc. (A)	3,157	5,683
Ocular Therapeutix, Inc. (A)	1,256	6,481
Ocuphire Pharma, Inc. (A)	241	1,046
Omeros Corp. (A)	1,206	6,561
Opiant Pharmaceuticals, Inc. (A)(C)	87	57
Optinose, Inc. (A)	2,082	2,561
Oramed Pharmaceuticals, Inc. (A)	601	2,152
Organon & Company	3,979	82,803
Pacira BioSciences, Inc. (A)	796	31,896
Palisade Bio, Inc. (A)(C)	9,919	0
Paratek Pharmaceuticals, Inc. (A)	901	1,991
Perrigo Company PLC	2,188	74,283
Pfizer, Inc.	90,553	3,321,484
Phathom Pharmaceuticals, Inc. (A)	633	9,065

The accompanying notes are an integral part of the financial statements.	185

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Phibro Animal Health Corp., Class A	463	$6,343
Pliant Therapeutics, Inc. (A)	781	14,152
Prestige Consumer Healthcare, Inc. (A)	755	44,870
Prevail Therapeutics, Inc. (A)(C)	788	1,516
ProPhase Labs, Inc. (A)	128	929
Rain Oncology, Inc. (A)	397	476
Rani Therapeutics Holdings, Inc., Class A (A)	594	2,447
Reata Pharmaceuticals, Inc., Class A (A)	543	55,364
Relmada Therapeutics, Inc. (A)	448	1,102
Revance Therapeutics, Inc. (A)	1,298	32,852
Reviva Pharmaceuticals Holdings, Inc. (A)	246	1,442
Royalty Pharma PLC, Class A	7,158	220,037
Scilex Holding Company (A)	1,615	8,996
scPharmaceuticals, Inc. (A)	492	5,013
SCYNEXIS, Inc. (A)	751	2,215
SIGA Technologies, Inc.	1,287	6,499
Structure Therapeutics, Inc., ADR (A)	160	6,651
Supernus Pharmaceuticals, Inc. (A)	932	28,016
Tarsus Pharmaceuticals, Inc. (A)	380	6,867
Terns Pharmaceuticals, Inc. (A)	585	5,119
TFF Pharmaceuticals, Inc. (A)	715	336
TherapeuticsMD, Inc. (A)	165	680
Theseus Pharmaceuticals, Inc. (A)	652	6,083
Third Harmonic Bio, Inc. (A)	270	1,299
Tilray Brands, Inc. (A)	9,449	14,740
Tobira Therapeutics, Inc. (A)(C)	609	0
Trevi Therapeutics, Inc. (A)	838	2,003
Ventyx Biosciences, Inc. (A)	911	29,881
Verrica Pharmaceuticals, Inc. (A)	866	4,997
Viatris, Inc.	19,645	196,057
Xeris Biopharma Holdings, Inc. (A)	3,057	8,009
Zevra Therapeutics, Inc. (A)	290	1,479
Zoetis, Inc.	7,497	1,291,058
		27,476,578
		98,295,057
Industrials – 9.6%
Aerospace and defense – 1.6%
AAR Corp. (A)	646	37,313
Aerojet Rocketdyne Holdings, Inc. (A)	1,334	73,197
AeroVironment, Inc. (A)	442	45,208
AerSale Corp. (A)	752	11,054
Archer Aviation, Inc., Class A (A)	3,543	14,597
Astronics Corp. (A)	623	12,373
Axon Enterprise, Inc. (A)	1,177	229,656
BWX Technologies, Inc.	1,487	106,425
Byrna Technologies, Inc. (A)	79	396
Cadre Holdings, Inc.	486	10,595
Curtiss-Wright Corp.	627	115,155
Ducommun, Inc. (A)	264	11,502
General Dynamics Corp.	4,393	945,154
HEICO Corp.	886	156,769
HEICO Corp., Class A	1,335	187,701
Hexcel Corp.	1,407	106,960
Howmet Aerospace, Inc.	6,662	330,169
Huntington Ingalls Industries, Inc.	616	140,202
Kaman Corp.	551	13,406
Kratos Defense & Security Solutions, Inc. (A)	2,288	32,810
L3Harris Technologies, Inc.	3,063	599,644
Leonardo DRS, Inc. (A)	3,166	54,898
Lockheed Martin Corp.	4,098	1,886,637
Mercury Systems, Inc. (A)	964	33,345
Moog, Inc., Class A	507	54,974
National Presto Industries, Inc.	159	11,639
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Northrop Grumman Corp.	2,455	$1,118,989
Park Aerospace Corp.	423	5,837
Parsons Corp. (A)	1,719	82,753
Raytheon Technologies Corp.	23,592	2,311,072
Redwire Corp. (A)	1,008	2,570
Rocket Lab USA, Inc. (A)	7,533	45,198
Spirit AeroSystems Holdings, Inc., Class A	1,758	51,316
Terran Orbital Corp. (A)	1,845	2,768
Textron, Inc.	3,303	223,382
The Boeing Company (A)	9,669	2,041,706
TransDigm Group, Inc.	881	787,764
Triumph Group, Inc. (A)	1,030	12,741
V2X, Inc. (A)	395	19,576
Virgin Galactic Holdings, Inc. (A)(B)	4,158	16,133
Woodward, Inc.	989	117,602
		12,061,186
Air freight and logistics – 0.5%
Air T, Inc. (A)	8	201
Air Transport Services Group, Inc. (A)	1,275	24,059
CH Robinson Worldwide, Inc.	1,891	178,416
Expeditors International of Washington, Inc.	2,501	302,946
FedEx Corp.	4,072	1,009,449
Forward Air Corp.	458	48,598
GXO Logistics, Inc. (A)	1,949	122,436
Hub Group, Inc., Class A (A)	546	43,855
United Parcel Service, Inc., Class B	11,786	2,112,641
		3,842,601
Building products – 0.6%
A.O. Smith Corp.	2,049	149,126
AAON, Inc.	910	86,277
Advanced Drainage Systems, Inc.	1,345	153,034
Allegion PLC	1,395	167,428
American Woodmark Corp. (A)	296	22,606
Apogee Enterprises, Inc.	449	21,314
Armstrong World Industries, Inc.	763	56,050
AZZ, Inc.	475	20,644
Builders FirstSource, Inc. (A)	2,269	308,584
Carlisle Companies, Inc.	805	206,507
Carrier Global Corp.	13,444	668,301
CSW Industrials, Inc.	278	46,201
Fortune Brands Innovations, Inc.	2,089	150,304
Gibraltar Industries, Inc. (A)	573	36,053
Griffon Corp.	992	39,978
Hayward Holdings, Inc. (A)	3,667	47,121
Insteel Industries, Inc.	385	11,981
Janus International Group, Inc. (A)	1,981	21,117
JELD-WEN Holding, Inc. (A)	1,496	26,240
Johnson Controls International PLC	11,057	753,424
Lennox International, Inc.	575	187,490
Masco Corp.	3,610	207,142
Masterbrand, Inc. (A)	2,215	25,760
Owens Corning	1,462	190,791
PGT Innovations, Inc. (A)	1,094	31,890
Quanex Building Products Corp.	554	14,875
Resideo Technologies, Inc. (A)	2,453	43,320
Simpson Manufacturing Company, Inc.	724	100,274
The AZEK Company, Inc. (A)	2,505	75,876
Trane Technologies PLC	3,675	702,881
Trex Company, Inc. (A)	1,837	120,434
UFP Industries, Inc.	1,020	98,991
View, Inc. (A)	3,390	411

The accompanying notes are an integral part of the financial statements.	186

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Zurn Elkay Water Solutions Corp.	2,540	$68,301
		4,860,726
Commercial services and supplies – 0.7%
ABM Industries, Inc.	1,114	47,512
ACCO Brands Corp.	1,727	8,998
ACV Auctions, Inc., Class A (A)	1,990	34,367
Aris Water Solutions, Inc., Class A	321	3,313
Aurora Innovation, Inc. (A)	12,640	37,162
Brady Corp., Class A	813	38,674
BrightView Holdings, Inc. (A)	1,734	12,450
Casella Waste Systems, Inc., Class A (A)	868	78,511
CECO Environmental Corp. (A)	691	9,232
Cimpress PLC (A)	284	16,892
Cintas Corp.	1,641	815,708
Civeo Corp. (A)	151	2,941
Clean Harbors, Inc. (A)	897	147,494
Copart, Inc. (A)	7,686	701,040
CoreCivic, Inc. (A)	2,098	19,742
Deluxe Corp.	765	13,372
Driven Brands Holdings, Inc. (A)	2,702	73,116
Ennis, Inc.	447	9,110
Enviri Corp. (A)	1,442	14,233
Healthcare Services Group, Inc.	1,315	19,633
Heritage-Crystal Clean, Inc. (A)	453	17,119
HNI Corp.	821	23,136
Interface, Inc.	1,138	10,003
Liquidity Services, Inc. (A)	635	10,478
Matthews International Corp., Class A	551	23,484
MillerKnoll, Inc.	1,294	19,125
Montrose Environmental Group, Inc. (A)	455	19,165
MSA Safety, Inc.	647	112,552
NL Industries, Inc.	1,028	5,685
OPENLANE, Inc. (A)	1,993	30,333
Performant Financial Corp. (A)	662	1,787
Pitney Bowes, Inc.	3,034	10,740
Quad/Graphics, Inc. (A)	985	3,704
Quest Resource Holding Corp. (A)	138	900
Republic Services, Inc.	5,065	775,806
Rollins, Inc.	7,982	341,869
SP Plus Corp. (A)	371	14,510
Steelcase, Inc., Class A	1,640	12,644
Stericycle, Inc. (A)	1,551	72,028
Tetra Tech, Inc.	873	142,945
The Brink's Company	790	53,586
The GEO Group, Inc. (A)	2,079	14,886
UniFirst Corp.	249	38,597
Viad Corp. (A)	380	10,214
VSE Corp.	270	14,766
Waste Management, Inc.	6,550	1,135,901
		5,019,463
Construction and engineering – 0.3%
AECOM	2,240	189,706
Ameresco, Inc., Class A (A)	584	28,400
API Group Corp. (A)	3,703	100,944
Arcosa, Inc.	836	63,344
Argan, Inc.	313	12,335
Bowman Consulting Group, Ltd. (A)	110	3,507
Comfort Systems USA, Inc.	610	100,162
Concrete Pumping Holdings, Inc. (A)	615	4,938
Construction Partners, Inc., Class A (A)	756	23,731
Dycom Industries, Inc. (A)	494	56,143
EMCOR Group, Inc.	780	144,128
Fluor Corp. (A)	2,369	70,122
Granite Construction, Inc.	774	30,790
Great Lakes Dredge & Dock Corp. (A)	1,412	11,522
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
IES Holdings, Inc. (A)	429	$24,402
Innovate Corp. (A)	1,028	1,799
Limbach Holdings, Inc. (A)	117	2,893
MasTec, Inc. (A)	1,285	151,591
Matrix Service Company (A)	663	3,905
MDU Resources Group, Inc.	3,261	68,285
MYR Group, Inc. (A)	310	42,885
Northwest Pipe Company (A)	240	7,258
Primoris Services Corp.	1,003	30,561
Quanta Services, Inc.	2,344	460,479
Sterling Infrastructure, Inc. (A)	579	32,308
Tutor Perini Corp. (A)	1,033	7,386
Valmont Industries, Inc.	334	97,211
WillScot Mobile Mini Holdings Corp. (A)	3,453	165,019
		1,935,754
Electrical equipment – 0.7%
Acuity Brands, Inc.	522	85,128
Allied Motion Technologies, Inc.	303	12,102
American Superconductor Corp. (A)	626	3,919
AMETEK, Inc.	3,696	598,308
Amprius Technologies, Inc. (A)	347	2,491
Array Technologies, Inc. (A)	2,420	54,692
Atkore, Inc. (A)	653	101,829
Babcock & Wilcox Enterprises, Inc. (A)	1,297	7,652
Beam Global (A)	31	321
Blink Charging Company (A)(B)	824	4,936
Bloom Energy Corp., Class A (A)	2,933	47,955
Capstone Green Energy Corp. (A)	503	604
ChargePoint Holdings, Inc. (A)(B)	5,450	47,906
Eaton Corp. PLC	6,401	1,287,241
Emerson Electric Company	9,192	830,865
Encore Wire Corp.	319	59,312
Energy Vault Holdings, Inc. (A)	2,063	5,632
EnerSys	698	75,747
Enovix Corp. (A)(B)	2,531	45,659
Eos Energy Enterprises, Inc. (A)	1,147	4,978
ESS Tech, Inc. (A)	2,241	3,294
Fluence Energy, Inc. (A)	1,920	51,149
Flux Power Holdings, Inc. (A)	105	453
FTC Solar, Inc. (A)	1,558	5,017
FuelCell Energy, Inc. (A)	6,492	14,023
Generac Holdings, Inc. (A)	1,029	153,455
GrafTech International, Ltd.	4,159	20,961
Hubbell, Inc.	867	287,463
Ideal Power, Inc. (A)	47	555
KULR Technology Group, Inc. (A)	1,492	955
LSI Industries, Inc.	323	4,057
NEXTracker, Inc., Class A (A)	413	16,442
NuScale Power Corp. (A)	825	5,610
nVent Electric PLC	2,720	140,542
Plug Power, Inc. (A)(B)	9,539	99,110
Powell Industries, Inc.	245	14,845
Preformed Line Products Company	95	14,830
Regal Rexnord Corp.	1,090	167,751
Rockwell Automation, Inc.	1,858	612,118
Sensata Technologies Holding PLC	2,476	111,395
SES AI Corp. (A)	4,593	11,207
Shoals Technologies Group, Inc., Class A (A)	1,878	48,002
SKYX Platforms Corp. (A)	662	1,761
Stem, Inc. (A)	2,447	13,997
SunPower Corp. (A)	2,885	28,273
Sunrun, Inc. (A)	3,514	62,760
Sunworks, Inc. (A)	718	811
Thermon Group Holdings, Inc. (A)	624	16,598

The accompanying notes are an integral part of the financial statements.	187

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
TPI Composites, Inc. (A)	773	$8,016
Vertiv Holdings Company	6,050	149,859
Vicor Corp. (A)	554	29,916
		5,372,502
Ground transportation – 1.0%
ArcBest Corp.	422	41,694
Avis Budget Group, Inc. (A)	642	146,806
Covenant Logistics Group, Inc.	203	8,897
CSX Corp.	33,259	1,134,132
Daseke, Inc. (A)	1,184	8,442
FTAI Infrastructure, Inc.	1,753	6,469
Heartland Express, Inc.	1,446	23,729
Hertz Global Holdings, Inc. (A)	5,240	96,364
JB Hunt Transport Services, Inc.	1,682	304,492
Knight-Swift Transportation Holdings, Inc.	2,626	145,901
Landstar System, Inc.	521	100,313
Lyft, Inc., Class A (A)	5,711	54,768
Marten Transport, Ltd.	1,419	30,509
Norfolk Southern Corp.	3,657	829,261
Old Dominion Freight Line, Inc.	1,786	660,374
PAM Transportation Services, Inc. (A)	403	10,788
RXO, Inc. (A)	1,938	43,934
Ryder System, Inc.	742	62,914
Saia, Inc. (A)	439	150,318
Schneider National, Inc., Class B	1,620	46,526
TuSimple Holdings, Inc., Class A (A)	3,576	5,936
U.S. Xpress Enterprises, Inc., Class A (A)	172	1,056
Uber Technologies, Inc. (A)	32,269	1,393,053
U-Haul Holding Company	326	18,034
U-Haul Holding Company, Series N	2,763	140,001
Union Pacific Corp.	9,864	2,018,372
Universal Logistics Holdings, Inc.	464	13,368
Werner Enterprises, Inc.	858	37,906
XPO, Inc. (A)	1,907	112,513
Yellow Corp. (A)	875	603
		7,647,473
Industrial conglomerates – 0.7%
3M Company	8,815	882,293
General Electric Company	17,617	1,935,227
Honeywell International, Inc.	10,761	2,232,908
		5,050,428
Machinery – 1.9%
3D Systems Corp. (A)	2,231	22,154
AGCO Corp.	1,191	156,521
Alamo Group, Inc.	213	39,173
Albany International Corp., Class A	524	48,879
Allison Transmission Holdings, Inc.	1,320	74,527
Astec Industries, Inc.	412	18,721
Barnes Group, Inc.	889	37,507
Berkshire Grey, Inc. (A)	1,928	2,718
Blue Bird Corp. (A)	93	2,091
Caterpillar, Inc.	8,317	2,046,398
Chart Industries, Inc. (A)	609	97,312
CIRCOR International, Inc. (A)	400	22,580
Columbus McKinnon Corp.	532	21,626
Commercial Vehicle Group, Inc. (A)	752	8,347
Crane Company	950	84,664
Crane NXT Company	950	53,618
Cummins, Inc.	2,257	553,326
Deere & Company	4,772	1,933,567
Desktop Metal, Inc., Class A (A)(B)	4,586	8,117
Donaldson Company, Inc.	1,989	124,332
Douglas Dynamics, Inc.	425	12,699
Dover Corp.	2,207	325,864
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Energy Recovery, Inc. (A)	1,056	$29,515
Enerpac Tool Group Corp.	1,011	27,297
EnPro Industries, Inc.	363	48,471
Esab Corp.	892	59,354
ESCO Technologies, Inc.	443	45,908
Federal Signal Corp.	1,034	66,207
Flowserve Corp.	2,207	81,990
Fortive Corp.	5,689	425,367
Franklin Electric Company, Inc.	783	80,571
Gates Industrial Corp. PLC (A)	4,677	63,046
Gencor Industries, Inc. (A)	339	5,282
Graco, Inc.	2,737	236,340
Graham Corp. (A)	310	4,117
Helios Technologies, Inc.	569	37,605
Hillenbrand, Inc.	1,194	61,228
Hillman Solutions Corp. (A)	2,839	25,579
Hurco Companies, Inc.	183	3,962
Hydrofarm Holdings Group, Inc. (A)	633	495
Hyliion Holdings Corp. (A)	2,439	4,073
Hyster-Yale Materials Handling, Inc.	272	15,188
Hyzon Motors, Inc. (A)	3,912	3,750
IDEX Corp.	1,112	239,369
Illinois Tool Works, Inc.	4,896	1,224,783
Ingersoll Rand, Inc.	6,659	435,232
ITT, Inc.	1,343	125,181
John Bean Technologies Corp.	542	65,745
Kadant, Inc.	210	46,641
Kennametal, Inc.	1,405	39,888
LB Foster Company, Class A (A)	298	4,255
Lincoln Electric Holdings, Inc.	847	168,240
Lindsay Corp.	190	22,675
Mayville Engineering Company, Inc. (A)	441	5,495
Microvast Holdings, Inc. (A)(B)	5,831	9,330
Miller Industries, Inc.	293	10,393
Mueller Industries, Inc.	832	72,617
Mueller Water Products, Inc., Class A	2,820	45,769
Nikola Corp. (A)(B)	7,765	10,716
NN, Inc. (A)	766	1,831
Nordson Corp.	841	208,719
Omega Flex, Inc.	199	20,652
Oshkosh Corp.	1,051	91,006
Otis Worldwide Corp.	6,715	597,702
PACCAR, Inc.	8,435	705,588
Parker-Hannifin Corp.	2,061	803,872
Park-Ohio Holdings Corp.	316	6,004
Proterra, Inc. (A)	2,867	3,440
Proto Labs, Inc. (A)	501	17,515
RBC Bearings, Inc. (A)	483	105,038
REV Group, Inc.	1,120	14,851
Snap-on, Inc.	835	240,639
SPX Technologies, Inc. (A)	785	66,701
Standex International Corp.	223	31,548
Stanley Black & Decker, Inc.	2,446	229,215
Symbotic, Inc. (A)(B)	872	37,330
Tennant Company	359	29,118
Terex Corp.	1,130	67,608
The Gorman-Rupp Company	562	16,202
The Greenbrier Companies, Inc.	566	24,395
The Manitowoc Company, Inc. (A)	748	14,085
The Middleby Corp. (A)	872	128,908
The Shyft Group, Inc.	664	14,648
The Timken Company	1,188	108,738
The Toro Company	1,675	170,264
Titan International, Inc. (A)	1,133	13,007
Trinity Industries, Inc.	1,368	35,171

The accompanying notes are an integral part of the financial statements.	188

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Twin Disc, Inc. (A)	63	$709
Urban-Gro, Inc. (A)	326	385
Velo3D, Inc. (A)	2,999	6,478
Wabash National Corp.	849	21,768
Wabtec Corp.	2,952	323,746
Watts Water Technologies, Inc., Class A	461	84,700
Xylem, Inc.	3,864	435,164
		14,223,160
Marine transportation – 0.0%
Eagle Bulk Shipping, Inc.	242	11,626
Kirby Corp. (A)	1,000	76,950
Matson, Inc.	621	48,270
		136,846
Passenger airlines – 0.2%
Alaska Air Group, Inc. (A)	2,028	107,849
Allegiant Travel Company (A)	324	40,915
American Airlines Group, Inc. (A)	10,509	188,531
Blade Air Mobility, Inc. (A)	670	2,640
Delta Air Lines, Inc. (A)	10,329	491,041
Frontier Group Holdings, Inc. (A)	3,341	32,307
Hawaiian Holdings, Inc. (A)	993	10,695
JetBlue Airways Corp. (A)	5,595	49,572
Joby Aviation, Inc. (A)(B)	10,208	104,734
Mesa Air Group, Inc. (A)	734	1,872
SkyWest, Inc. (A)	997	40,598
Southwest Airlines Company	9,541	345,480
Spirit Airlines, Inc.	1,571	26,958
Sun Country Airlines Holdings, Inc. (A)	754	16,950
United Airlines Holdings, Inc. (A)	5,225	286,696
Wheels Up Experience, Inc. (A)	347	406
		1,747,244
Professional services – 1.0%
Alight, Inc., Class A (A)	7,207	66,593
ASGN, Inc. (A)	823	62,243
Asure Software, Inc. (A)	122	1,484
Automatic Data Processing, Inc.	6,676	1,467,318
Barrett Business Services, Inc.	138	12,034
BlackSky Technology, Inc. (A)	1,620	3,596
Booz Allen Hamilton Holding Corp.	2,108	235,253
Broadridge Financial Solutions, Inc.	1,903	315,194
CACI International, Inc., Class A (A)	337	114,863
CBIZ, Inc. (A)	893	47,579
Ceridian HCM Holding, Inc. (A)	2,524	169,032
Concentrix Corp.	847	68,395
Conduent, Inc. (A)	3,930	13,362
CoStar Group, Inc. (A)	6,498	578,322
CRA International, Inc.	128	13,056
CSG Systems International, Inc.	542	28,585
DLH Holdings Corp. (A)	8	82
Dun & Bradstreet Holdings, Inc.	7,238	83,744
Equifax, Inc.	1,971	463,776
EXL Service Holdings, Inc. (A)	546	82,479
Exponent, Inc.	844	78,762
First Advantage Corp. (A)	2,298	35,412
FiscalNote Holdings, Inc. (A)	1,892	6,887
Forrester Research, Inc. (A)	350	10,182
Franklin Covey Company (A)	263	11,488
FTI Consulting, Inc. (A)	525	99,855
Genpact, Ltd.	2,921	109,742
Heidrick & Struggles International, Inc.	391	10,350
HireQuest, Inc.	58	1,510
HireRight Holdings Corp. (A)	1,195	13,515
Huron Consulting Group, Inc. (A)	355	30,143
IBEX Holdings, Ltd. (A)	196	4,161
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
ICF International, Inc.	314	$39,058
Innodata, Inc. (A)	187	2,119
Insperity, Inc.	634	75,421
Jacobs Solutions, Inc.	2,056	244,438
KBR, Inc.	2,268	147,556
Kelly Services, Inc., Class A	696	12,257
Kforce, Inc.	374	23,435
Korn Ferry	900	44,586
Legalzoom.com, Inc. (A)	3,194	38,584
Leidos Holdings, Inc.	2,171	192,090
ManpowerGroup, Inc.	822	65,267
Maximus, Inc.	1,004	84,848
Mistras Group, Inc. (A)	754	5,821
Paychex, Inc.	5,770	645,490
Paycom Software, Inc.	984	316,100
Paycor HCM, Inc. (A)	2,922	69,164
Paylocity Holding Corp. (A)	910	167,922
Planet Labs PBC (A)	3,837	12,355
RCM Technologies, Inc. (A)	29	534
Red Violet, Inc. (A)	179	3,682
Resources Connection, Inc.	615	9,662
Robert Half International, Inc.	1,753	131,861
Science Applications International Corp.	855	96,170
Skillsoft Corp. (A)	2,271	2,816
Spire Global, Inc. (A)	2,065	1,063
SS&C Technologies Holdings, Inc.	4,051	245,491
StarTek, Inc. (A)	653	1,907
Sterling Check Corp. (A)	1,501	18,402
TaskUS, Inc., Class A (A)	505	5,717
TransUnion	3,144	246,270
TriNet Group, Inc. (A)	992	94,210
TrueBlue, Inc. (A)	614	10,874
TTEC Holdings, Inc.	804	27,207
Upwork, Inc. (A)	2,209	20,632
Verisk Analytics, Inc.	2,505	566,205
Verra Mobility Corp. (A)	2,598	51,233
Willdan Group, Inc. (A)	264	5,058
		7,964,502
Trading companies and distributors – 0.4%
Air Lease Corp.	1,729	72,359
Alta Equipment Group, Inc.	306	5,303
Applied Industrial Technologies, Inc.	635	91,967
Beacon Roofing Supply, Inc. (A)	1,079	89,535
BlueLinx Holdings, Inc. (A)	113	10,597
Boise Cascade Company	662	59,812
Core & Main, Inc., Class A (A)	2,900	90,886
Custom Truck One Source, Inc. (A)	1,299	8,755
Distribution Solutions Group, Inc. (A)	270	14,056
DXP Enterprises, Inc. (A)	379	13,799
EVI Industries, Inc. (A)	239	5,258
Fastenal Company	9,163	540,525
FTAI Aviation, Ltd.	999	31,628
GATX Corp.	566	72,867
Global Industrial, Inc.	669	18,578
GMS, Inc. (A)	735	50,862
H&E Equipment Services, Inc.	629	28,777
Herc Holdings, Inc.	492	67,330
Hudson Technologies, Inc. (A)	536	5,156
Karat Packaging, Inc.	141	2,573
McGrath RentCorp	425	39,304
MRC Global, Inc. (A)	1,509	15,196
MSC Industrial Direct Company, Inc., Class A	705	67,172
NOW, Inc. (A)	1,992	20,637
Rush Enterprises, Inc., Class A	727	44,158

The accompanying notes are an integral part of the financial statements.	189

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
SiteOne Landscape Supply, Inc. (A)	749	$125,353
Textainer Group Holdings, Ltd.	762	30,008
Titan Machinery, Inc. (A)	402	11,859
United Rentals, Inc.	1,120	498,814
Univar Solutions, Inc. (A)	2,636	94,474
Veritiv Corp.	241	30,272
W.W. Grainger, Inc.	814	641,912
Watsco, Inc.	541	206,375
WESCO International, Inc.	840	150,410
Willis Lease Finance Corp. (A)	25	978
Xometry, Inc., Class A (A)	675	14,297
		3,271,842
		73,133,727
Information technology – 25.7%
Communications equipment – 0.8%
ADTRAN Holdings, Inc.	1,059	11,151
Applied Optoelectronics, Inc. (A)	524	3,123
Arista Networks, Inc. (A)	4,965	804,628
Aviat Networks, Inc. (A)	36	1,201
CalAmp Corp. (A)	804	852
Calix, Inc. (A)	1,082	54,003
Cambium Networks Corp. (A)	513	7,808
Casa Systems, Inc. (A)	1,938	2,364
Ciena Corp. (A)	2,413	102,528
Cisco Systems, Inc.	66,225	3,426,482
Clearfield, Inc. (A)	239	11,317
CommScope Holding Company, Inc. (A)	3,501	19,711
Comtech Telecommunications Corp.	548	5,009
Digi International, Inc. (A)	613	24,146
DZS, Inc. (A)	566	2,247
Extreme Networks, Inc. (A)	2,202	57,362
F5, Inc. (A)	971	142,018
Harmonic, Inc. (A)	1,827	29,543
Infinera Corp. (A)	3,517	16,987
Inseego Corp. (A)	1,798	1,157
Juniper Networks, Inc.	5,200	162,916
KVH Industries, Inc. (A)	504	4,607
Lantronix, Inc. (A)	337	1,419
Lumentum Holdings, Inc. (A)	1,134	64,332
Motorola Solutions, Inc.	2,682	786,577
NETGEAR, Inc. (A)	540	7,646
NetScout Systems, Inc. (A)	1,205	37,295
Powerwave Technologies, Inc. (A)(C)	912	0
Ribbon Communications, Inc. (A)	2,627	7,329
Viasat, Inc. (A)	1,275	52,607
Viavi Solutions, Inc. (A)	3,860	43,734
		5,892,099
Electronic equipment, instruments and components – 0.7%
908 Devices, Inc. (A)	445	3,053
Advanced Energy Industries, Inc.	629	70,102
Aeva Technologies, Inc. (A)	3,059	3,824
Akoustis Technologies, Inc. (A)	872	2,773
Amphenol Corp., Class A	9,579	813,736
Arlo Technologies, Inc. (A)	1,497	16,332
Arrow Electronics, Inc. (A)	937	134,207
Avnet, Inc.	1,539	77,643
Badger Meter, Inc.	491	72,452
Bel Fuse, Inc., Class B	224	12,860
Belden, Inc.	729	69,729
Benchmark Electronics, Inc.	648	16,738
CDW Corp.	2,192	402,232
Cepton, Inc. (A)	2,308	1,119
Cognex Corp.	2,845	159,377
Coherent Corp. (A)	2,173	110,780
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Corning, Inc.	13,632	$477,665
CTS Corp.	560	23,873
Daktronics, Inc. (A)	1,227	7,853
ePlus, Inc. (A)	342	19,255
Evolv Technologies Holdings, Inc. (A)	2,210	13,260
FARO Technologies, Inc. (A)	367	5,945
Flex, Ltd. (A)	7,332	202,656
Identiv, Inc. (A)	146	1,228
Insight Enterprises, Inc. (A)	564	82,536
IPG Photonics Corp. (A)	774	105,125
Iteris, Inc. (A)	1,032	4,087
Itron, Inc. (A)	770	55,517
Jabil, Inc.	2,170	234,208
Keysight Technologies, Inc. (A)	2,880	482,256
Kimball Electronics, Inc. (A)	462	12,765
Knowles Corp. (A)	1,589	28,697
Lightwave Logic, Inc. (A)(B)	991	6,907
Littelfuse, Inc.	406	118,272
Luna Innovations, Inc. (A)	333	3,037
Methode Electronics, Inc.	649	21,754
MicroVision, Inc. (A)(B)	2,624	12,018
Mirion Technologies, Inc. (A)	2,986	25,232
Napco Security Technologies, Inc.	650	22,523
National Instruments Corp.	2,148	123,295
Netlist, Inc. (A)	656	2,342
nLight, Inc. (A)	848	13,076
Novanta, Inc. (A)	593	109,171
OSI Systems, Inc. (A)	287	33,817
Ouster, Inc. (A)	537	2,653
PAR Technology Corp. (A)	404	13,304
PC Connection, Inc.	492	22,189
Plexus Corp. (A)	440	43,226
Powerfleet, Inc. (A)	304	912
Presto Automation, Inc. (A)	414	2,161
Richardson Electronics, Ltd.	77	1,271
Rogers Corp. (A)	310	50,198
Sanmina Corp. (A)	855	51,531
ScanSource, Inc. (A)	460	13,598
SmartRent, Inc. (A)	2,850	10,916
TD SYNNEX Corp.	1,563	146,922
Teledyne Technologies, Inc. (A)	767	315,321
Tingo Group, Inc. (A)	2,134	2,582
Trimble, Inc. (A)	4,027	213,189
TTM Technologies, Inc. (A)	1,778	24,714
Vishay Intertechnology, Inc.	2,027	59,594
Vishay Precision Group, Inc. (A)	247	9,176
Vontier Corp.	2,563	82,554
Wrap Technologies, Inc. (A)	210	307
Zebra Technologies Corp., Class A (A)	838	247,906
		5,529,551
IT services – 1.3%
Accenture PLC, Class A	10,618	3,276,502
Akamai Technologies, Inc. (A)	2,531	227,461
Amdocs, Ltd.	1,900	187,815
Backblaze, Inc., Class A (A)	179	775
BigCommerce Holdings, Inc., Series 1 (A)	1,168	11,622
Brightcove, Inc. (A)	902	3,617
Cloudflare, Inc., Class A (A)	4,654	304,232
Cognizant Technology Solutions Corp., Class A	8,156	532,424
Cyxtera Technologies, Inc. (A)	2,849	81
DigitalOcean Holdings, Inc. (A)	1,622	65,107
DXC Technology Company (A)	3,794	101,376
Edgio, Inc. (A)	3,318	2,236

The accompanying notes are an integral part of the financial statements.	190

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
EPAM Systems, Inc. (A)	939	$211,040
Fastly, Inc., Class A (A)	1,995	31,461
Gartner, Inc. (A)	1,276	446,996
GoDaddy, Inc., Class A (A)	2,506	188,276
Grid Dynamics Holdings, Inc. (A)	1,067	9,870
IBM Corp.	14,525	1,943,590
Information Services Group, Inc.	1,038	5,564
Kyndryl Holdings, Inc. (A)	3,641	48,352
MongoDB, Inc. (A)	1,119	459,898
Okta, Inc. (A)	2,498	173,236
Perficient, Inc. (A)	584	48,665
Rackspace Technology, Inc. (A)	3,379	9,191
Snowflake, Inc., Class A (A)	5,225	919,496
Squarespace, Inc., Class A (A)	1,525	48,099
The Glimpse Group, Inc. (A)	48	171
The Hackett Group, Inc.	589	13,164
Thoughtworks Holding, Inc. (A)	5,068	38,263
Twilio, Inc., Class A (A)	2,857	181,762
Unisys Corp. (A)	1,317	5,242
VeriSign, Inc. (A)	1,685	380,759
		9,876,343
Semiconductors and semiconductor equipment – 6.2%
ACM Research, Inc., Class A (A)	1,003	13,119
Advanced Micro Devices, Inc. (A)	26,043	2,966,558
Aehr Test Systems (A)	421	17,366
Allegro MicroSystems, Inc. (A)	3,168	143,004
Alpha & Omega Semiconductor, Ltd. (A)	487	15,974
Ambarella, Inc. (A)	642	53,716
Amkor Technology, Inc.	4,019	119,565
Analog Devices, Inc.	8,176	1,592,767
Applied Materials, Inc.	13,605	1,966,467
Atomera, Inc. (A)	385	3,376
Axcelis Technologies, Inc. (A)	550	100,832
AXT, Inc. (A)	287	987
Broadcom, Inc.	6,741	5,847,346
CEVA, Inc. (A)	442	11,293
Cirrus Logic, Inc. (A)	781	63,269
Cohu, Inc. (A)	842	34,994
Credo Technology Group Holding, Ltd. (A)	1,437	24,918
Diodes, Inc. (A)	757	70,015
Enphase Energy, Inc. (A)	2,217	371,303
Entegris, Inc.	2,431	269,403
Everspin Technologies, Inc. (A)	78	718
First Solar, Inc. (A)	1,735	329,806
FormFactor, Inc. (A)	1,299	44,452
GlobalFoundries, Inc. (A)(B)	8,854	571,791
Ichor Holdings, Ltd. (A)	384	14,400
Impinj, Inc. (A)	423	37,922
Indie Semiconductor, Inc., Class A (A)	1,150	10,810
Intel Corp.	66,812	2,234,193
KLA Corp.	2,227	1,080,140
Kopin Corp. (A)	1,136	2,442
Kulicke & Soffa Industries, Inc.	961	57,131
Lam Research Corp.	2,177	1,399,506
Lattice Semiconductor Corp. (A)	2,248	215,965
MACOM Technology Solutions Holdings, Inc. (A)	1,158	75,884
Marvell Technology, Inc.	13,844	827,594
MaxLinear, Inc. (A)	1,322	41,722
Meta Materials, Inc. (A)	5,869	1,263
Microchip Technology, Inc.	8,843	792,244
Micron Technology, Inc.	17,604	1,110,988
MKS Instruments, Inc.	1,042	112,640
Monolithic Power Systems, Inc.	764	412,736
Navitas Semiconductor Corp. (A)	1,917	20,205
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
NVE Corp.	86	$8,380
NVIDIA Corp.	39,725	16,804,470
ON Semiconductor Corp. (A)	7,001	662,155
Onto Innovation, Inc. (A)	832	96,903
PDF Solutions, Inc. (A)	654	29,495
Photronics, Inc. (A)	1,065	27,466
Pixelworks, Inc. (A)	598	1,035
Power Integrations, Inc.	950	89,937
Qorvo, Inc. (A)	1,616	164,880
Qualcomm, Inc.	18,058	2,149,624
Rambus, Inc. (A)	1,809	116,084
Semtech Corp. (A)	1,046	26,631
Silicon Laboratories, Inc. (A)	544	85,811
SiTime Corp. (A)	340	40,110
SkyWater Technology, Inc. (A)	651	6,132
Skyworks Solutions, Inc.	2,558	283,145
SMART Global Holdings, Inc. (A)	881	25,558
Synaptics, Inc. (A)	659	56,265
Teradyne, Inc.	2,542	283,001
Texas Instruments, Inc.	14,582	2,625,052
Ultra Clean Holdings, Inc. (A)	780	29,999
Universal Display Corp.	788	113,574
Veeco Instruments, Inc. (A)	900	23,112
Wolfspeed, Inc. (A)	2,039	113,348
		46,942,991
Software – 9.9%
8x8, Inc. (A)	2,080	8,798
A10 Networks, Inc.	1,300	18,967
ACI Worldwide, Inc. (A)	1,879	43,536
Adeia, Inc.	1,869	20,578
Adobe, Inc. (A)	7,399	3,618,037
Agilysys, Inc. (A)	424	29,103
Alarm.com Holdings, Inc. (A)	836	43,204
Alkami Technology, Inc. (A)	1,353	22,176
Altair Engineering, Inc., Class A (A)	892	67,649
Alteryx, Inc., Class A (A)	1,007	45,718
American Software, Inc., Class A	618	6,495
Amplitude, Inc., Class A (A)	1,146	12,606
ANSYS, Inc. (A)	1,410	465,681
Appfolio, Inc., Class A (A)	342	58,872
Appian Corp., Class A (A)	703	33,463
Applied Digital Corp. (A)	1,358	12,697
AppLovin Corp., Class A (A)	4,863	125,125
Arteris, Inc. (A)	256	1,746
Asana, Inc., Class A (A)	2,165	47,717
Aspen Technology, Inc. (A)	1,065	178,505
Atlassian Corp., Class A (A)	2,440	409,456
Autodesk, Inc. (A)	3,501	716,340
AvePoint, Inc. (A)	2,600	14,976
Bentley Systems, Inc., Class B	4,577	248,211
BILL Holdings, Inc. (A)	1,708	199,580
Bit Digital, Inc. (A)(B)	1,535	6,232
Black Knight, Inc. (A)	2,534	151,356
Blackbaud, Inc. (A)	885	62,994
Blackline, Inc. (A)	994	53,497
Blend Labs, Inc., Class A (A)	3,398	3,219
Box, Inc., Class A (A)	2,356	69,219
Braze, Inc., Class A (A)	895	39,192
c3.ai, Inc., Class A (A)(B)	1,819	66,266
Cadence Design Systems, Inc. (A)	4,416	1,035,640
CCC Intelligent Solutions Holdings, Inc. (A)	9,972	111,786
Cerence, Inc. (A)	696	20,344
Cipher Mining, Inc. (A)(B)	3,422	9,787
CleanSpark, Inc. (A)	1,249	5,358

The accompanying notes are an integral part of the financial statements.	191

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Clear Secure, Inc., Class A	1,377	$31,905
Clearwater Analytics Holdings, Inc., Class A (A)	1,001	15,886
CommVault Systems, Inc. (A)	745	54,102
Confluent, Inc., Class A (A)	2,348	82,908
Consensus Cloud Solutions, Inc. (A)	297	9,207
CoreCard Corp. (A)	182	4,616
Couchbase, Inc. (A)	674	10,663
Crowdstrike Holdings, Inc., Class A (A)	3,529	518,304
CS Disco, Inc. (A)	897	7,373
Datadog, Inc., Class A (A)	4,779	470,158
Digimarc Corp. (A)	294	8,655
Digital Turbine, Inc. (A)	1,591	14,764
DocuSign, Inc. (A)	3,306	168,904
Dolby Laboratories, Inc., Class A	965	80,751
Domo, Inc., Class B (A)	570	8,356
DoubleVerify Holdings, Inc. (A)	2,579	100,375
Dropbox, Inc., Class A (A)	4,530	120,815
Dynatrace, Inc. (A)	4,719	242,887
E2open Parent Holdings, Inc. (A)	4,487	25,127
Ebix, Inc.	450	11,340
eGain Corp. (A)	659	4,936
Elastic NV (A)	1,554	99,642
Embark Technology, Inc. (A)	485	1,387
Enfusion, Inc., Class A (A)	730	8,191
EngageSmart, Inc. (A)	2,600	49,634
Envestnet, Inc. (A)	921	54,661
Everbridge, Inc. (A)	671	18,050
EverCommerce, Inc. (A)	342	4,049
Expensify, Inc., Class A (A)	980	7,820
Fair Isaac Corp. (A)	407	329,348
Five9, Inc. (A)	1,163	95,889
ForgeRock, Inc., Class A (A)	808	16,596
Fortinet, Inc. (A)	12,669	957,650
Freshworks, Inc., Class A (A)	2,458	43,212
Gen Digital, Inc.	10,061	186,632
Gitlab, Inc., Class A (A)	1,439	73,547
Guidewire Software, Inc. (A)	1,368	104,077
HashiCorp, Inc., Class A (A)	1,258	32,934
HubSpot, Inc. (A)	790	420,351
Informatica, Inc., Class A (A)	3,953	73,131
Instructure Holdings, Inc. (A)	2,180	54,849
Intapp, Inc. (A)	971	40,695
InterDigital, Inc.	505	48,758
Intuit, Inc.	4,549	2,084,306
Jamf Holding Corp. (A)	1,836	35,839
JFrog, Ltd. (A)	1,675	46,398
Kaltura, Inc. (A)	1,498	3,176
LivePerson, Inc. (A)	1,279	5,781
LiveRamp Holdings, Inc. (A)	1,144	32,673
LiveVox Holdings, Inc. (A)	1,193	3,281
Manhattan Associates, Inc. (A)	1,030	205,876
Marathon Digital Holdings, Inc. (A)	1,897	26,292
Matterport, Inc. (A)	4,431	13,958
Mawson Infrastructure Group, Inc. (A)	254	480
MeridianLink, Inc. (A)	1,186	24,669
Microsoft Corp.	120,114	40,903,622
MicroStrategy, Inc., Class A (A)	157	53,760
Mitek Systems, Inc. (A)	858	9,301
Model N, Inc. (A)	632	22,348
N-able, Inc. (A)	3,105	44,743
nCino, Inc. (A)	1,764	53,132
NCR Corp. (A)	2,282	57,506
New Relic, Inc. (A)	1,119	73,227
NextNav, Inc. (A)	1,543	4,536
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Nutanix, Inc., Class A (A)	3,704	$103,897
Olo, Inc., Class A (A)	1,803	11,647
ON24, Inc.	546	4,434
OneSpan, Inc. (A)	743	11,026
Oracle Corp.	43,512	5,181,844
PagerDuty, Inc. (A)	1,505	33,832
Palantir Technologies, Inc., Class A (A)	32,261	494,561
Palo Alto Networks, Inc. (A)	4,908	1,254,043
Pegasystems, Inc.	1,377	67,886
Porch Group, Inc. (A)	1,606	2,216
PowerSchool Holdings, Inc., Class A (A)	2,696	51,601
Procore Technologies, Inc. (A)	2,210	143,805
Progress Software Corp.	725	42,123
PROS Holdings, Inc. (A)	783	24,116
PTC, Inc. (A)	1,916	272,647
Q2 Holdings, Inc. (A)	981	30,313
Qualys, Inc. (A)	620	80,085
Quantum Computing, Inc. (A)	834	984
Rapid7, Inc. (A)	989	44,782
Rekor Systems, Inc. (A)	1,043	1,857
Rimini Street, Inc. (A)	1,519	7,276
RingCentral, Inc., Class A (A)	1,429	46,771
Riot Platforms, Inc. (A)	2,577	30,460
Roper Technologies, Inc.	1,704	819,283
Rubicon Technologies, Inc. (A)	541	200
Salesforce, Inc. (A)	16,157	3,413,328
Samsara, Inc., Class A (A)	1,922	53,259
SecureWorks Corp., Class A (A)	542	3,919
SEMrush Holdings, Inc., Class A (A)	848	8,115
SentinelOne, Inc., Class A (A)	3,431	51,808
ServiceNow, Inc. (A)	3,290	1,848,881
Smartsheet, Inc., Class A (A)	2,165	82,833
Smith Micro Software, Inc. (A)	417	463
SolarWinds Corp. (A)	2,802	28,749
SoundHound AI, Inc., Class A (A)	853	3,881
SoundThinking, Inc. (A)	239	5,225
Splunk, Inc. (A)	2,677	284,003
Sprinklr, Inc., Class A (A)	2,024	27,992
Sprout Social, Inc., Class A (A)	784	36,189
SPS Commerce, Inc. (A)	594	114,084
Synopsys, Inc. (A)	2,451	1,067,190
Telos Corp. (A)	1,050	2,688
Tenable Holdings, Inc. (A)	1,864	81,177
Teradata Corp. (A)	1,675	89,462
TeraWulf, Inc. (A)	2,656	4,648
Tyler Technologies, Inc. (A)	680	283,200
UiPath, Inc., Class A (A)	7,709	127,738
Unity Software, Inc. (A)	6,161	267,511
Upland Software, Inc. (A)	553	1,991
Varonis Systems, Inc. (A)	1,852	49,356
Verint Systems, Inc. (A)	1,108	38,846
Veritone, Inc. (A)	504	1,976
Vertex, Inc., Class A (A)	864	16,848
Viant Technology, Inc., Class A (A)	646	2,978
VirnetX Holding Corp.	1,593	741
VMware, Inc., Class A (A)	6,839	982,696
Weave Communications, Inc. (A)	969	10,766
Workday, Inc., Class A (A)	3,283	741,597
Workiva, Inc. (A)	808	82,141
Xperi, Inc. (A)	833	10,954
Yext, Inc. (A)	2,165	24,486
Zeta Global Holdings Corp., Class A (A)	2,922	24,954
Zoom Video Communications, Inc., Class A (A)	4,009	272,131
Zscaler, Inc. (A)	2,333	341,318

The accompanying notes are an integral part of the financial statements.	192

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Zuora, Inc., Class A (A)	2,245	$24,628
		75,778,604
Technology hardware, storage and peripherals – 6.8%
Apple, Inc.	255,096	49,480,970
Avid Technology, Inc. (A)	804	20,502
Corsair Gaming, Inc. (A)	1,483	26,308
CPI Card Group, Inc. (A)	153	3,557
Dell Technologies, Inc., Class C	3,929	212,598
Diebold Nixdorf, Inc. (A)	790	42
Eastman Kodak Company (A)	845	3,904
Hewlett Packard Enterprise Company	20,589	345,895
HP, Inc.	15,802	485,279
Immersion Corp. (A)	731	5,175
Intevac, Inc. (A)	711	2,666
IonQ, Inc. (A)	3,046	41,212
NetApp, Inc.	3,482	266,025
Pure Storage, Inc., Class A (A)	4,903	180,528
Seagate Technology Holdings PLC	3,331	206,089
Stratasys, Ltd. (A)	282	5,008
Super Micro Computer, Inc. (A)	872	217,346
Turtle Beach Corp. (A)	214	2,493
Western Digital Corp. (A)	5,196	197,084
Xerox Holdings Corp.	2,690	40,054
		51,742,735
		195,762,323
Materials – 2.7%
Chemicals – 1.7%
AdvanSix, Inc.	524	18,330
Air Products & Chemicals, Inc.	3,580	1,072,317
Albemarle Corp.	1,902	424,317
American Vanguard Corp.	632	11,294
Amyris, Inc. (A)	5,405	5,567
Ashland, Inc.	880	76,481
Aspen Aerogels, Inc. (A)	612	4,829
Avient Corp.	1,554	63,559
Axalta Coating Systems, Ltd. (A)	3,648	119,691
Balchem Corp.	457	61,608
Cabot Corp.	964	64,482
Celanese Corp.	1,702	197,092
CF Industries Holdings, Inc.	3,173	220,270
Chase Corp.	194	23,517
Core Molding Technologies, Inc. (A)	20	455
Corteva, Inc.	11,499	658,893
CVR Nitrogen LP (A)(C)	1,086	195
Danimer Scientific, Inc. (A)	1,518	3,613
Diversey Holdings, Ltd. (A)	4,875	40,901
Dow, Inc.	11,319	602,850
DuPont de Nemours, Inc.	7,979	570,020
Eastman Chemical Company	1,881	157,477
Ecolab, Inc.	4,568	852,800
Ecovyst, Inc. (A)	2,468	28,283
Element Solutions, Inc.	3,435	65,952
Flotek Industries, Inc. (A)	921	676
FMC Corp.	1,993	207,950
FutureFuel Corp.	986	8,726
Ginkgo Bioworks Holdings, Inc. (A)(B)	22,649	42,127
Hawkins, Inc.	415	19,791
HB Fuller Company	899	64,287
Huntsman Corp.	3,124	84,410
Ingevity Corp. (A)	659	38,327
Innospec, Inc.	397	39,875
International Flavors & Fragrances, Inc.	4,152	330,458
Intrepid Potash, Inc. (A)	154	3,494
Koppers Holdings, Inc.	390	13,299
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Kronos Worldwide, Inc.	722	$6,303
Linde PLC	7,932	3,022,727
Livent Corp. (A)	2,960	81,193
LSB Industries, Inc. (A)	1,275	12,559
LyondellBasell Industries NV, Class A	5,182	475,863
Mativ Holdings, Inc.	986	14,908
Minerals Technologies, Inc.	469	27,057
NewMarket Corp.	118	47,450
Olin Corp.	2,166	111,311
Origin Materials, Inc. (A)	1,904	8,111
PPG Industries, Inc.	3,780	560,574
PureCycle Technologies, Inc. (A)(B)	2,459	26,287
Quaker Chemical Corp.	311	60,614
Rayonier Advanced Materials, Inc. (A)	1,194	5,110
RPM International, Inc.	2,026	181,793
Sensient Technologies Corp.	716	50,929
Stepan Company	227	21,692
The Chemours Company	2,430	89,643
The Mosaic Company	5,461	191,135
The Scotts Miracle-Gro Company	934	58,552
The Sherwin-Williams Company	4,156	1,103,501
Trinseo PLC	506	6,411
Tronox Holdings PLC	372	4,728
Valhi, Inc.	518	6,656
Westlake Chemical Partners LP	369	8,004
Westlake Corp.	2,073	247,661
		12,628,985
Construction materials – 0.2%
Eagle Materials, Inc.	600	111,852
Knife River Corp. (A)	815	35,453
Martin Marietta Materials, Inc.	984	454,303
Summit Materials, Inc., Class A (A)	2,073	78,463
United States Lime & Minerals, Inc.	114	23,813
Vulcan Materials Company	2,081	469,141
		1,173,025
Containers and packaging – 0.2%
AptarGroup, Inc.	916	106,128
Avery Dennison Corp.	1,287	221,107
Ball Corp.	5,036	293,146
Berry Global Group, Inc.	1,928	124,048
Crown Holdings, Inc.	1,952	169,570
Graphic Packaging Holding Company	4,990	119,910
Greif, Inc., Class A	508	34,996
International Paper Company	5,573	177,277
Myers Industries, Inc.	710	13,795
O-I Glass, Inc. (A)	2,563	54,669
Packaging Corp. of America	1,426	188,460
Pactiv Evergreen, Inc.	2,656	20,106
Ranpak Holdings Corp. (A)	1,215	5,492
Sealed Air Corp.	2,299	91,960
Silgan Holdings, Inc.	1,565	73,383
Sonoco Products Company	1,488	87,822
TriMas Corp.	806	22,157
Westrock Company	4,088	118,838
		1,922,864
Metals and mining – 0.6%
5E Advanced Materials, Inc. (A)	637	2,089
Alcoa Corp.	2,938	99,686
Alpha Metallurgical Resources, Inc.	256	42,076
Arconic Corp. (A)	1,745	51,617
ATI, Inc. (A)	2,184	96,598
Atlas Lithium Corp. (A)	54	1,157
Carpenter Technology Corp.	853	47,879
Century Aluminum Company (A)	1,672	14,580

The accompanying notes are an integral part of the financial statements.	193

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Cleveland-Cliffs, Inc. (A)	8,469	$141,940
Coeur Mining, Inc. (A)	4,942	14,035
Commercial Metals Company	1,876	98,790
Compass Minerals International, Inc.	664	22,576
Dakota Gold Corp. (A)	1,069	3,121
Freeport-McMoRan, Inc.	23,121	924,840
Gatos Silver, Inc. (A)	1,095	4,139
Haynes International, Inc.	261	13,264
Hecla Mining Company	9,827	50,609
Kaiser Aluminum Corp.	289	20,704
Materion Corp.	365	41,683
MP Materials Corp. (A)	2,977	68,114
Newmont Corp. (B)	12,880	549,461
Nucor Corp.	4,079	668,874
Olympic Steel, Inc.	262	12,838
Pan American Silver Corp., CVR (A)	7,232	3,689
Piedmont Lithium, Inc. (A)	286	16,505
Ramaco Resources, Inc. (A)	575	4,853
Ramaco Resources, Inc., Class B (A)	115	1,220
Reliance Steel & Aluminum Company	910	247,147
Royal Gold, Inc.	1,062	121,896
Ryerson Holding Corp.	653	28,327
Schnitzer Steel Industries, Inc., Class A	532	15,955
Southern Copper Corp.	12,462	894,024
Steel Dynamics, Inc.	2,774	302,172
SunCoke Energy, Inc.	1,558	12,261
TimkenSteel Corp. (A)	841	18,140
Tredegar Corp.	821	5,476
U.S. Steel Corp.	3,684	92,137
US Gold Corp. (A)	143	636
Warrior Met Coal, Inc.	849	33,069
Worthington Industries, Inc.	793	55,090
		4,843,267
Paper and forest products – 0.0%
Clearwater Paper Corp. (A)	317	9,928
Glatfelter Corp. (A)	999	3,017
Louisiana-Pacific Corp.	1,181	88,551
Sylvamo Corp.	673	27,223
		128,719
		20,696,860
Real estate – 2.8%
Diversified REITs – 0.1%
Alexander & Baldwin, Inc.	1,411	26,216
American Assets Trust, Inc.	1,151	22,099
Armada Hoffler Properties, Inc.	1,229	14,355
Broadstone Net Lease, Inc.	2,365	36,516
Empire State Realty Trust, Inc., Class A	2,981	22,328
Essential Properties Realty Trust, Inc.	1,951	45,927
Gladstone Commercial Corp.	793	9,809
Global Net Lease, Inc.	1,926	19,799
One Liberty Properties, Inc.	547	11,115
Star Holdings (A)	189	2,773
WP Carey, Inc.	3,216	217,273
		428,210
Health care REITs – 0.2%
CareTrust REIT, Inc.	1,737	34,497
Community Healthcare Trust, Inc.	472	15,585
Global Medical REIT, Inc.	854	7,797
Healthcare Realty Trust, Inc.	6,370	120,138
Healthpeak Properties, Inc.	9,008	181,061
LTC Properties, Inc.	749	24,732
Medical Properties Trust, Inc.	10,043	92,998
National Health Investors, Inc.	787	41,255
Omega Healthcare Investors, Inc.	3,924	120,428
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care REITs (continued)
Physicians Realty Trust	3,981	$55,694
Sabra Health Care REIT, Inc.	4,102	48,281
Universal Health Realty Income Trust	293	13,941
Ventas, Inc.	6,506	307,539
Welltower, Inc.	7,629	617,110
		1,681,056
Hotel and resort REITs – 0.1%
Apple Hospitality REIT, Inc.	3,995	60,364
Ashford Hospitality Trust, Inc. (A)	444	1,656
Braemar Hotels & Resorts, Inc.	978	3,932
Chatham Lodging Trust	1,043	9,762
DiamondRock Hospitality Company	3,725	29,837
Hersha Hospitality Trust, Class A	852	5,189
Host Hotels & Resorts, Inc.	11,886	200,041
Park Hotels & Resorts, Inc.	3,834	49,152
Pebblebrook Hotel Trust	2,310	32,201
RLJ Lodging Trust	2,896	29,742
Ryman Hospitality Properties, Inc.	930	86,416
Service Properties Trust	3,030	26,331
Summit Hotel Properties, Inc.	2,173	14,146
Sunstone Hotel Investors, Inc.	3,688	37,323
Xenia Hotels & Resorts, Inc.	2,067	25,445
		611,537
Industrial REITs – 0.3%
Americold Realty Trust, Inc.	4,289	138,535
EastGroup Properties, Inc.	741	128,638
First Industrial Realty Trust, Inc.	2,253	118,598
Industrial Logistics Properties Trust	1,490	4,917
Innovative Industrial Properties, Inc.	441	32,197
LXP Industrial Trust	4,958	48,341
Plymouth Industrial REIT, Inc.	458	10,543
Prologis, Inc.	15,060	1,846,808
Rexford Industrial Realty, Inc.	2,608	136,190
STAG Industrial, Inc.	2,912	104,483
Terreno Realty Corp.	1,329	79,873
		2,649,123
Office REITs – 0.1%
Alexandria Real Estate Equities, Inc.	2,515	285,427
Boston Properties, Inc.	2,594	149,388
Brandywine Realty Trust	3,382	15,726
Corporate Office Properties Trust	2,009	47,714
Cousins Properties, Inc.	2,664	60,739
Douglas Emmett, Inc.	2,995	37,647
Easterly Government Properties, Inc.	1,561	22,635
Equity Commonwealth	885	17,930
Franklin Street Properties Corp.	2,261	3,278
Highwoods Properties, Inc.	1,854	44,329
Hudson Pacific Properties, Inc.	2,615	11,035
JBG SMITH Properties	2,054	30,892
Kilroy Realty Corp.	2,018	60,722
New York REIT Liquidating LLC (A)(C)	457	2,859
Office Properties Income Trust	1,104	8,501
Orion Office REIT, Inc.	983	6,498
Paramount Group, Inc.	4,071	18,035
Piedmont Office Realty Trust, Inc., Class A	2,477	18,008
SL Green Realty Corp.	769	23,108
Vornado Realty Trust	3,256	59,064
		923,535
Real estate management and development – 0.2%
Anywhere Real Estate, Inc. (A)	1,533	10,240
CBRE Group, Inc., Class A (A)	5,011	404,438
Compass, Inc., Class A (A)	6,964	24,374
DigitalBridge Group, Inc.	2,569	37,790

The accompanying notes are an integral part of the financial statements.	194

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Douglas Elliman, Inc.	1,475	$3,275
eXp World Holdings, Inc. (B)	2,650	53,742
Fathom Holdings, Inc. (A)	284	2,028
Five Point Holdings LLC, Class A (A)	2,087	6,031
Forestar Group, Inc. (A)	999	22,527
FRP Holdings, Inc. (A)	226	13,011
Jones Lang LaSalle, Inc. (A)	813	126,665
Kennedy-Wilson Holdings, Inc.	2,252	36,775
Marcus & Millichap, Inc.	708	22,309
Newmark Group, Inc., Class A	2,923	18,181
Opendoor Technologies, Inc. (A)	10,757	43,243
Rafael Holdings, Inc., Class B (A)	347	725
RE/MAX Holdings, Inc., Class A	374	7,203
Redfin Corp. (A)	1,922	23,871
Seritage Growth Properties, Class A (A)	866	7,725
Tejon Ranch Company (A)	577	9,930
The Howard Hughes Corp. (A)	851	67,161
The RMR Group, Inc., Class A	311	7,206
The St. Joe Company	1,041	50,322
WeWork, Inc., Class A (A)(B)	11,121	2,840
Zillow Group, Inc., Class A (A)	45	2,214
Zillow Group, Inc., Class C (A)	3,624	182,142
		1,185,968
Residential REITs – 0.4%
American Homes 4 Rent, Class A	5,853	207,489
Apartment Income REIT Corp.	2,626	94,772
Apartment Investment and Management Company, Class A	2,711	23,098
AvalonBay Communities, Inc.	2,283	432,103
Bluerock Homes Trust, Inc. (A)	85	1,372
BRT Apartments Corp.	385	7,623
Camden Property Trust	1,551	168,857
Centerspace	226	13,867
Elme Communities	1,645	27,044
Equity LifeStyle Properties, Inc.	2,967	198,463
Equity Residential	6,203	409,212
Essex Property Trust, Inc.	961	225,162
Independence Realty Trust, Inc.	3,277	59,707
Invitation Homes, Inc.	10,123	348,231
Mid-America Apartment Communities, Inc.	1,807	274,411
NexPoint Residential Trust, Inc.	480	21,830
Sun Communities, Inc.	1,906	248,657
UDR, Inc.	5,225	224,466
UMH Properties, Inc.	958	15,309
Veris Residential, Inc. (A)	1,641	26,338
		3,028,011
Retail REITs – 0.4%
Acadia Realty Trust	1,812	26,075
Agree Realty Corp.	1,193	78,010
Alexander's, Inc.	105	19,305
Brixmor Property Group, Inc.	5,029	110,638
CBL & Associates Properties, Inc.	347	7,648
Federal Realty Investment Trust	1,354	131,027
Getty Realty Corp.	881	29,795
Kimco Realty Corp.	10,305	203,215
Kite Realty Group Trust	3,726	83,239
Necessity Retail REIT, Inc.	2,393	16,177
NETSTREIT Corp.	495	8,846
NNN REIT, Inc.	3,009	128,755
Phillips Edison & Company, Inc.	1,540	52,483
Realty Income Corp.	10,736	641,905
Regency Centers Corp.	2,885	178,206
Retail Opportunity Investments Corp.	2,320	31,343
RPT Realty	1,545	16,145
Saul Centers, Inc.	490	18,047
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail REITs (continued)
Simon Property Group, Inc.	5,311	$613,314
SITE Centers Corp.	3,696	48,861
Spirit Realty Capital, Inc.	2,024	79,705
Tanger Factory Outlet Centers, Inc.	1,832	40,432
The Macerich Company	3,280	36,966
Urban Edge Properties	2,162	33,360
Urstadt Biddle Properties, Inc., Class A	787	16,732
Whitestone REIT	991	9,613
		2,659,842
Specialized REITs – 1.0%
American Tower Corp.	7,573	1,468,708
Crown Castle, Inc.	7,038	801,910
CubeSmart	3,744	167,207
Digital Realty Trust, Inc.	4,744	540,199
EPR Properties	1,307	61,168
Equinix, Inc.	1,499	1,175,126
Extra Space Storage, Inc.	2,193	326,428
Farmland Partners, Inc.	930	11,355
Four Corners Property Trust, Inc.	1,453	36,906
Gaming and Leisure Properties, Inc.	4,293	208,039
Gladstone Land Corp.	706	11,487
Iron Mountain, Inc.	4,801	272,793
Lamar Advertising Company, Class A	1,479	146,791
Life Storage, Inc.	1,345	178,831
National Storage Affiliates Trust	1,277	44,478
Outfront Media, Inc.	2,732	42,947
PotlatchDeltic Corp.	1,431	75,628
Public Storage	2,871	837,987
Rayonier, Inc.	2,536	79,630
Safehold, Inc.	1,263	29,971
SBA Communications Corp.	1,765	409,056
Uniti Group, Inc.	4,136	19,108
VICI Properties, Inc.	15,179	477,076
Weyerhaeuser Company	12,163	407,582
		7,830,411
		20,997,693
Utilities – 2.3%
Electric utilities – 1.4%
ALLETE, Inc.	971	56,289
Alliant Energy Corp.	3,580	187,878
American Electric Power Company, Inc.	8,274	696,671
Avangrid, Inc.	5,981	225,364
Constellation Energy Corp.	5,375	492,081
Duke Energy Corp.	12,388	1,111,699
Edison International	6,196	430,312
Entergy Corp.	3,343	325,508
Evergy, Inc.	3,738	218,374
Eversource Energy	5,593	396,656
Exelon Corp.	15,981	651,066
FirstEnergy Corp.	9,240	359,251
Genie Energy, Ltd., B Shares	616	8,710
Hawaiian Electric Industries, Inc.	1,834	66,391
IDACORP, Inc.	843	86,492
MGE Energy, Inc.	651	51,501
NextEra Energy, Inc.	32,245	2,392,579
NRG Energy, Inc.	3,719	139,053
OGE Energy Corp.	3,263	117,174
Otter Tail Corp.	715	56,456
PG&E Corp. (A)	32,528	562,084
Pinnacle West Capital Corp.	1,796	146,302
PNM Resources, Inc.	1,428	64,403
Portland General Electric Company	1,498	70,151
PPL Corp.	12,047	318,764
The Southern Company	17,583	1,235,206

The accompanying notes are an integral part of the financial statements.	195

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Via Renewables, Inc.	126	$877
Xcel Energy, Inc.	8,814	547,966
		11,015,258
Gas utilities – 0.1%
Atmos Energy Corp.	2,179	253,505
Chesapeake Utilities Corp.	310	36,890
National Fuel Gas Company	1,476	75,807
New Jersey Resources Corp.	1,632	77,030
Northwest Natural Holding Company	625	26,906
ONE Gas, Inc.	913	70,128
RGC Resources, Inc.	228	4,567
Southwest Gas Holdings, Inc.	848	53,975
Spire, Inc.	874	55,447
Star Group LP	919	12,554
UGI Corp.	3,247	87,572
		754,381
Independent power and renewable electricity producers – 0.1%
Altus Power, Inc. (A)	2,340	12,636
Brookfield Renewable Corp., Class A	100	3,152
Clearway Energy, Inc., Class A	1,122	30,294
Clearway Energy, Inc., Class C	974	27,817
Montauk Renewables, Inc. (A)	2,220	16,517
Ormat Technologies, Inc.	934	75,150
Sunnova Energy International, Inc. (A)(B)	1,925	35,247
The AES Corp.	10,972	227,450
Vistra Corp.	6,402	168,053
		596,316
Multi-utilities – 0.6%
Ameren Corp.	4,112	335,827
Avista Corp.	1,244	48,852
Black Hills Corp.	1,090	65,683
CenterPoint Energy, Inc.	10,277	299,575
CMS Energy Corp.	4,685	275,244
Consolidated Edison, Inc.	5,716	516,726
Dominion Energy, Inc.	13,417	694,866
DTE Energy Company	3,181	349,974
NiSource, Inc.	6,676	182,589
NorthWestern Corp.	961	54,546
Public Service Enterprise Group, Inc.	8,142	509,771
Sempra Energy	5,060	736,685
Unitil Corp.	316	16,024
WEC Energy Group, Inc.	5,060	446,494
		4,532,856
Water utilities – 0.1%
American States Water Company	629	54,723
American Water Works Company, Inc.	2,908	415,117
Artesian Resources Corp., Class A	193	9,113
Cadiz, Inc. (A)	752	3,053
California Water Service Group	934	48,222
Essential Utilities, Inc.	3,844	153,414
Global Water Resources, Inc.	595	7,545
Middlesex Water Company	324	26,134
Pure Cycle Corp. (A)	615	6,765
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water utilities (continued)
SJW Group	527	$36,948
The York Water Company	308	12,711
		773,745
		17,672,556
TOTAL COMMON STOCKS (Cost $331,960,873)		$746,285,944
PREFERRED SECURITIES – 0.0%
Consumer discretionary – 0.0%
Broadline retail – 0.0%
Qurate Retail, Inc., 8.000%	260	9,755
Industrials – 0.0%
Industrial conglomerates – 0.0%
Steel Partners Holdings LP, 6.000%	510	11,883
TOTAL PREFERRED SECURITIES (Cost $82,033)		$21,638
WARRANTS – 0.0%
Chord Energy Corp. (Expiration Date: 11-19-24; Strike Price: $90.57) (A)	31	2,454
Denbury, Inc. (Expiration Date: 9-18-23; Strike Price: $35.41) (A)	23	1,220
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	77	886
Tidewater, Inc., Class A (Expiration Date: 7-31-23; Strike Price: $57.06) (A)	66	77
Tidewater, Inc., Class B (Expiration Date: 7-31-23; Strike Price: $62.28) (A)	71	14
Triumph Group, Inc. (Expiration Date: 12-5-27; Strike Price: $12.35) (A)	309	25
TOTAL WARRANTS (Cost $120,153)		$4,676
SHORT-TERM INVESTMENTS – 2.4%
Short-term funds – 2.4%
John Hancock Collateral Trust, 5.1773% (D)(E)	1,842,578	18,416,202
TOTAL SHORT-TERM INVESTMENTS (Cost $18,419,969)		$18,416,202
Total Investments (Total Stock Market Index Trust) (Cost $350,583,028) – 100.5%		$764,728,460
Other assets and liabilities, net – (0.5%)		(3,763,331)
TOTAL NET ASSETS – 100.0%		$760,965,129
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-23.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 6-30-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $5,191,608.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	21	Long	Sep 2023	$1,993,534	$1,998,885	$5,351
The accompanying notes are an integral part of the financial statements.	196

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	59	Long	Sep 2023	12,843,841	13,240,337	$396,496
						$401,847

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	197

JOHN HANCOCK
Variable Insurance Trust

Bond Trusts
Semiannual report
June 30, 2023

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 41.9%
U.S. Government – 15.7%
U.S. Treasury Bonds
1.250%, 05/15/2050	$2,000,000	$1,124,609
1.625%, 11/15/2050	6,500,000	4,036,602
1.875%, 02/15/2041	6,000,000	4,357,266
2.000%, 08/15/2051	3,000,000	2,045,039
2.250%, 05/15/2041 to 02/15/2052	4,461,000	3,366,270
2.500%, 02/15/2045	7,566,000	5,857,739
3.000%, 02/15/2047 to 08/15/2052	12,291,000	10,421,909
3.375%, 08/15/2042 to 11/15/2048	5,925,000	5,372,274
3.625%, 02/15/2053	9,896,000	9,497,068
3.875%, 05/15/2043	7,799,000	7,610,118
4.000%, 11/15/2042	7,046,000	7,000,862
U.S. Treasury Notes
1.125%, 02/15/2031	3,000,000	2,467,031
1.375%, 11/15/2031	4,000,000	3,298,281
1.625%, 05/15/2031	3,000,000	2,549,414
2.375%, 05/15/2027	1,100,000	1,024,289
2.875%, 08/15/2028	6,000,000	5,651,719
3.375%, 05/15/2033	5,342,000	5,151,691
3.750%, 05/31/2030 to 06/30/2030	6,680,000	6,587,259
		87,419,440
U.S. Government Agency – 26.2%
Federal Home Loan Mortgage Corp.
2.500%, 08/01/2051 to 12/01/2051	1,763,922	1,507,089
3.000%, 03/01/2043 to 12/01/2049	4,577,084	4,110,730
3.500%, 10/01/2046 to 04/01/2052	14,065,911	13,010,012
4.000%, 01/01/2041 to 05/01/2052	1,537,305	1,458,173
4.500%, 09/01/2023 to 09/01/2052	8,361,790	8,119,687
5.000%, 10/01/2052 to 02/01/2053	5,107,378	5,019,469
5.500%, 09/01/2052 to 03/01/2053	2,713,125	2,719,017
Federal National Mortgage Association
2.459%, 04/01/2034 (A)	999,246	823,899
2.500%, 01/01/2036 to 03/01/2052	8,658,548	7,454,861
3.000%, 01/01/2043 to 03/01/2052	28,659,646	25,509,789
3.500%, 06/01/2042 to 05/01/2052	20,308,512	18,712,206
3.874%, (12 month LIBOR + 1.607%), 08/01/2034 (B)	119,075	120,575
4.000%, 10/01/2025 to 07/01/2052	22,604,598	21,424,231
4.500%, TBA (C)	5,184,000	4,981,502
4.500%, 11/01/2037 to 03/01/2053	9,706,254	9,402,742
5.000%, TBA (C)	2,195,000	2,150,500
5.000%, 12/01/2034 to 05/01/2053	10,858,722	10,715,305
5.000%, 05/01/2053 (C)	724,667	715,940
5.372%, (6 month LIBOR + 2.122%), 07/01/2033 (B)	12,451	12,633
5.500%, TBA (C)	303,000	301,544
5.500%, 09/01/2034 to 04/01/2053	5,367,001	5,391,913
6.000%, 05/01/2035 to 02/01/2036	817,311	835,512
7.000%, 09/01/2031 to 06/01/2032	69,581	72,254
7.500%, 09/01/2029 to 08/01/2031	8,698	9,009
Government National Mortgage Association
4.000%, 02/15/2041	724,250	691,639
5.000%, 04/15/2035	96,765	95,710
5.500%, 03/15/2035	42,783	43,180
6.000%, 03/15/2033 to 06/15/2033	82,319	83,623
6.500%, 09/15/2028 to 08/15/2031	12,496	12,724
7.000%, 04/15/2029	16,142	16,431
8.000%, 10/15/2026	7,629	7,755
		145,529,654
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $252,193,402)		$232,949,094
Active Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.7%
Argentina – 0.0%
Republic of Argentina 3.500%, (3.500% to 7-9-29, then 4.875% thereafter), 07/09/2041		$396,000	$126,891
Republic of Argentina, GDP-Linked Note 7.807%, 12/15/2035 (D)*	ARS	19,532,033	997
			127,888
Germany – 0.2%
Federal Republic of Germany 6.250%, 01/04/2030	EUR	725,000	969,647
Mexico – 0.1%
Government of Mexico 8.000%, 12/07/2023	MXN	11,861,100	683,089
Panama – 0.1%
Republic of Panama
8.875%, 09/30/2027		$344,000	394,083
9.375%, 04/01/2029		130,000	156,415
			550,498
Qatar – 0.2%
State of Qatar
3.375%, 03/14/2024 (E)		323,000	318,071
5.103%, 04/23/2048 (E)		375,000	373,155
			691,226
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia 4.375%, 04/16/2029 (E)		601,000	584,620
United Kingdom – 0.0%
Government of United Kingdom 6.000%, 12/07/2028	GBP	85,000	114,442
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $4,303,405)			$3,721,410
CORPORATE BONDS – 39.6%
Communication services – 3.4%
AT&T, Inc.
4.350%, 06/15/2045		$285,000	238,836
7.625%, 04/15/2031		451,000	508,770
C&W Senior Financing DAC 6.875%, 09/15/2027 (E)		251,000	218,998
Charter Communications Operating LLC
2.800%, 04/01/2031		400,000	321,864
4.200%, 03/15/2028		526,000	493,109
4.800%, 03/01/2050		557,000	420,256
5.750%, 04/01/2048		606,000	518,712
6.484%, 10/23/2045		429,000	403,311
Comcast Corp.
3.969%, 11/01/2047		633,000	524,269
3.999%, 11/01/2049		761,000	628,111
Connect Finco SARL 6.750%, 10/01/2026 (E)		315,000	305,965
Deutsche Telekom International Finance BV 8.750%, 06/15/2030		758,000	907,769
Fox Corp. 3.500%, 04/08/2030		400,000	358,933
GCI LLC 4.750%, 10/15/2028 (E)		249,000	212,297
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030 (E)		400,000	318,505
Lumen Technologies, Inc. 7.600%, 09/15/2039		1,000,000	415,707
Match Group Holdings II LLC
3.625%, 10/01/2031 (E)		81,000	66,577
4.125%, 08/01/2030 (E)		189,000	161,879

The accompanying notes are an integral part of the financial statements.	1

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Meta Platforms, Inc. 4.800%, 05/15/2030	$143,000	$143,105
Millicom International Cellular SA 6.250%, 03/25/2029 (E)	214,200	192,065
MTN Mauritius Investments, Ltd. 4.755%, 11/11/2024 (E)	140,000	136,080
Netflix, Inc.
4.375%, 11/15/2026	700,000	683,492
4.875%, 04/15/2028	527,000	521,187
5.375%, 11/15/2029 (E)	80,000	80,296
5.875%, 11/15/2028	447,000	461,662
News Corp. 3.875%, 05/15/2029 (E)	209,000	183,461
Paramount Global 4.375%, 03/15/2043	642,000	452,921
Sirius XM Radio, Inc.
4.000%, 07/15/2028 (E)	213,000	185,070
5.000%, 08/01/2027 (E)	373,000	346,066
Sprint Capital Corp. 6.875%, 11/15/2028	400,000	423,997
Stagwell Global LLC 5.625%, 08/15/2029 (E)	125,000	106,967
Telesat Canada 5.625%, 12/06/2026 (E)	112,000	69,119
Time Warner Cable Enterprises LLC 8.375%, 07/15/2033	300,000	329,541
Time Warner Cable LLC 5.500%, 09/01/2041	450,000	374,371
T-Mobile USA, Inc.
2.875%, 02/15/2031	59,000	49,870
3.375%, 04/15/2029	372,000	335,934
3.875%, 04/15/2030	1,197,000	1,102,759
4.500%, 04/15/2050	300,000	257,414
5.750%, 01/15/2054	342,000	353,195
Total Play Telecomunicaciones SA de CV
6.375%, 09/20/2028 (E)	278,000	161,571
7.500%, 11/12/2025 (E)	404,000	286,890
Verizon Communications, Inc.
4.272%, 01/15/2036	1,311,000	1,182,047
4.522%, 09/15/2048	978,000	860,627
4.672%, 03/15/2055	397,000	352,106
5.012%, 08/21/2054	335,000	310,005
Vodafone Group PLC
5.625%, 02/10/2053	173,000	169,597
7.000%, (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%), 04/04/2079	277,000	284,022
WarnerMedia Holdings, Inc.
4.279%, 03/15/2032	257,000	227,927
5.050%, 03/15/2042	143,000	120,530
5.141%, 03/15/2052	900,000	732,823
WMG Acquisition Corp. 3.875%, 07/15/2030 (E)	222,000	191,500
		18,692,085
Consumer discretionary – 3.9%
Affinity Interactive 6.875%, 12/15/2027 (E)	159,000	139,920
Asbury Automotive Group, Inc.
4.625%, 11/15/2029 (E)	50,000	44,381
4.750%, 03/01/2030	175,000	155,504
AutoNation, Inc. 4.750%, 06/01/2030	793,000	741,460
AutoZone, Inc. 3.125%, 04/21/2026	535,000	505,672
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Booking Holdings, Inc. 4.625%, 04/13/2030	$324,000	$315,693
Brookfield Residential Properties, Inc. 5.000%, 06/15/2029 (E)	154,000	123,312
Caesars Entertainment, Inc. 7.000%, 02/15/2030 (E)	92,000	92,390
CCM Merger, Inc. 6.375%, 05/01/2026 (E)	139,000	134,830
Century Communities, Inc. 3.875%, 08/15/2029 (E)	189,000	163,780
Choice Hotels International, Inc. 3.700%, 12/01/2029 to 01/15/2031	405,000	346,439
Dealer Tire LLC 8.000%, 02/01/2028 (E)	122,000	111,138
eBay, Inc. 2.700%, 03/11/2030	439,000	376,988
Expedia Group, Inc.
2.950%, 03/15/2031	190,000	160,105
4.625%, 08/01/2027	339,000	328,507
5.000%, 02/15/2026	700,000	690,100
Ford Motor Company 3.250%, 02/12/2032	177,000	139,243
Ford Motor Credit Company LLC
4.000%, 11/13/2030	225,000	192,281
4.125%, 08/17/2027	346,000	315,948
5.113%, 05/03/2029	532,000	493,382
6.800%, 05/12/2028	770,000	770,706
Full House Resorts, Inc. 8.250%, 02/15/2028 (E)	134,000	125,421
General Motors Company 5.400%, 10/15/2029 to 04/01/2048	531,000	500,136
General Motors Financial Company, Inc.
2.400%, 10/15/2028	715,000	605,388
3.600%, 06/21/2030	875,000	755,980
Group 1 Automotive, Inc. 4.000%, 08/15/2028 (E)	140,000	123,285
Hilton Grand Vacations Borrower Escrow LLC
4.875%, 07/01/2031 (E)	187,000	156,881
5.000%, 06/01/2029 (E)	238,000	211,213
Hyatt Hotels Corp. 5.750%, 04/23/2030	176,000	176,087
Hyundai Capital America 2.375%, 10/15/2027 (E)	156,000	136,484
Jacobs Entertainment, Inc. 6.750%, 02/15/2029 (E)	104,000	93,085
KB Home
4.000%, 06/15/2031	215,000	185,369
7.250%, 07/15/2030	56,000	56,706
Lithia Motors, Inc.
3.875%, 06/01/2029 (E)	101,000	87,754
4.375%, 01/15/2031 (E)	101,000	87,183
4.625%, 12/15/2027 (E)	50,000	46,705
LKQ Corp. 5.750%, 06/15/2028 (E)	100,000	99,675
Macy's Retail Holdings LLC
5.875%, 04/01/2029 to 03/15/2030 (E)	199,000	179,598
6.125%, 03/15/2032 (E)	171,000	149,603
Marriott International, Inc.
2.850%, 04/15/2031	500,000	420,399
3.125%, 06/15/2026	1,000,000	939,115
4.625%, 06/15/2030	308,000	294,904
McDonald's Corp.
3.600%, 07/01/2030	500,000	465,170
4.200%, 04/01/2050	500,000	432,478

The accompanying notes are an integral part of the financial statements.	2

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
MDC Holdings, Inc. 2.500%, 01/15/2031	$155,000	$121,774
MGM Resorts International 4.750%, 10/15/2028	400,000	363,139
Midwest Gaming Borrower LLC 4.875%, 05/01/2029 (E)	252,000	222,528
Mohegan Tribal Gaming Authority 8.000%, 02/01/2026 (E)	209,000	199,595
NCL Corp., Ltd. 3.625%, 12/15/2024 (E)	700,000	673,596
New Red Finance, Inc. 4.000%, 10/15/2030 (E)	473,000	404,809
NIKE, Inc.
2.750%, 03/27/2027	500,000	469,568
2.850%, 03/27/2030	500,000	451,491
Nissan Motor Acceptance Company LLC
1.850%, 09/16/2026 (E)	361,000	306,258
2.000%, 03/09/2026 (E)	176,000	154,002
Resorts World Las Vegas LLC 4.625%, 04/16/2029 (E)	300,000	247,472
The Home Depot, Inc.
2.500%, 04/15/2027	500,000	463,787
2.700%, 04/15/2030	500,000	444,221
The Michaels Companies, Inc.
5.250%, 05/01/2028 (E)	304,000	245,614
7.875%, 05/01/2029 (E)	281,000	189,335
The TJX Companies, Inc.
3.875%, 04/15/2030	400,000	381,551
4.500%, 04/15/2050	400,000	374,658
Toll Brothers Finance Corp. 4.875%, 03/15/2027	500,000	484,134
Travel + Leisure Company
4.625%, 03/01/2030 (E)	101,000	85,471
6.000%, 04/01/2027	700,000	679,490
United Airlines 2023-1 Class A Pass Through Trust 5.800%, 01/15/2036	330,000	336,293
Valvoline, Inc. 3.625%, 06/15/2031 (E)	302,000	245,478
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028 (E)	133,000	121,456
Yum! Brands, Inc.
3.625%, 03/15/2031	186,000	160,690
4.750%, 01/15/2030 (E)	131,000	122,670
5.350%, 11/01/2043	600,000	523,561
6.875%, 11/15/2037	292,000	313,873
		21,456,912
Consumer staples – 1.8%
Anheuser-Busch Companies LLC
4.700%, 02/01/2036	348,000	338,470
4.900%, 02/01/2046	151,000	144,324
Anheuser-Busch InBev Worldwide, Inc. 4.439%, 10/06/2048	730,000	656,903
Bunge, Ltd. Finance Corp. 3.250%, 08/15/2026	500,000	470,342
Coruripe Netherlands BV 10.000%, 02/10/2027 (E)	231,000	145,345
Edgewell Personal Care Company
4.125%, 04/01/2029 (E)	104,000	90,740
5.500%, 06/01/2028 (E)	183,000	172,975
Fomento Economico Mexicano SAB de CV 4.375%, 05/10/2043	1,000,000	875,870
General Mills, Inc. 2.875%, 04/15/2030	400,000	355,220
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
JBS USA LUX SA
3.625%, 01/15/2032 (E)	$271,000	$219,900
3.750%, 12/01/2031 (E)	86,000	70,523
5.125%, 02/01/2028 (E)	155,000	148,842
5.750%, 04/01/2033 (E)	424,000	398,540
Keurig Dr. Pepper, Inc. 3.200%, 05/01/2030	560,000	502,137
Kraft Heinz Foods Company
4.375%, 06/01/2046	573,000	486,967
4.875%, 10/01/2049	164,000	149,644
5.000%, 06/04/2042	175,000	163,769
MARB BondCo PLC 3.950%, 01/29/2031 (E)	308,000	220,485
NBM US Holdings, Inc. 6.625%, 08/06/2029 (E)	274,000	250,892
Oriflame Investment Holding PLC 5.125%, 05/04/2026 (E)	270,000	121,500
PepsiCo, Inc. 2.750%, 03/19/2030	500,000	449,687
Pilgrim's Pride Corp. 6.250%, 07/01/2033	302,000	292,515
Reynolds American, Inc. 4.850%, 09/15/2023	1,000,000	997,389
Sysco Corp.
5.950%, 04/01/2030	355,000	371,623
6.600%, 04/01/2050	1,000,000	1,139,855
Target Corp. 2.250%, 04/15/2025	500,000	476,175
The Estee Lauder Companies, Inc. 2.600%, 04/15/2030	400,000	349,930
The Hershey Company 4.500%, 05/04/2033	105,000	104,271
		10,164,833
Energy – 4.5%
Aker BP ASA 4.000%, 01/15/2031 (E)	523,000	465,108
Anadarko Petroleum Corp.
4.500%, 07/15/2044 (F)	400,000	257,924
5.550%, 03/15/2026	800,000	761,800
Antero Midstream Partners LP 5.375%, 06/15/2029 (E)	233,000	216,499
Antero Resources Corp. 5.375%, 03/01/2030 (E)	90,000	83,317
Apache Corp. 5.100%, 09/01/2040	325,000	264,063
Ascent Resources Utica Holdings LLC 5.875%, 06/30/2029 (E)	296,000	264,074
Buckeye Partners LP 3.950%, 12/01/2026	500,000	451,380
Cameron International Corp. 5.950%, 06/01/2041	1,178,000	1,102,649
Cheniere Energy Partners LP
4.000%, 03/01/2031	436,000	383,893
4.500%, 10/01/2029	416,000	381,787
CNOOC Finance 2003, Ltd. 5.500%, 05/21/2033 (E)	545,000	560,861
CNX Resources Corp. 7.375%, 01/15/2031 (E)	55,000	53,512
ConocoPhillips Company 5.950%, 03/15/2046	30,000	32,360
Continental Resources, Inc. 4.900%, 06/01/2044	595,000	462,368
CSI Compressco LP 7.500%, 04/01/2025 (E)	354,000	338,070

The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Devon Energy Corp.
5.000%, 06/15/2045	$600,000	$520,215
7.875%, 09/30/2031	874,000	991,802
Diamondback Energy, Inc. 3.125%, 03/24/2031	257,000	220,140
Enbridge Energy Partners LP 7.500%, 04/15/2038	600,000	673,056
Enbridge, Inc.
5.500%, (5.500% to 7-15-27, then 3 month LIBOR + 3.418%), 07/15/2077	312,000	277,711
5.750%, (5.750% to 4-15-30, then 5 Year CMT + 5.314%), 07/15/2080	403,000	363,961
6.250%, (6.250% to 3-1-28, then 3 month LIBOR + 3.641%), 03/01/2078	279,000	256,717
Energean Israel Finance, Ltd.
5.375%, 03/30/2028 (E)	99,000	89,061
5.875%, 03/30/2031 (E)	172,000	149,898
Energy Transfer LP
4.200%, 04/15/2027	228,000	217,694
5.150%, 03/15/2045	340,000	293,191
5.250%, 04/15/2029	315,000	307,516
5.400%, 10/01/2047	371,000	326,989
5.500%, 06/01/2027	302,000	300,363
5.950%, 10/01/2043	300,000	279,878
6.500%, (6.500% to 11-15-26, then 5 Year CMT + 5.694%), 11/15/2026 (G)	583,000	529,551
7.125%, (7.125% to 5-15-30, then 5 Year CMT + 5.306%), 05/15/2030 (G)	328,000	278,118
Enterprise Products Operating LLC
5.250%, (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%), 08/16/2077	578,000	505,437
6.875%, 03/01/2033	471,000	530,062
EQM Midstream Partners LP 7.500%, 06/01/2027 to 06/01/2030 (E)	61,000	61,636
Hess Corp.
5.600%, 02/15/2041	400,000	382,710
5.800%, 04/01/2047	500,000	485,765
Hess Midstream Operations LP
4.250%, 02/15/2030 (E)	78,000	68,055
5.500%, 10/15/2030 (E)	31,000	28,675
Kinder Morgan Energy Partners LP 7.750%, 03/15/2032	172,000	192,522
Leviathan Bond, Ltd.
6.500%, 06/30/2027 (E)	366,000	350,921
6.750%, 06/30/2030 (E)	85,000	79,141
Marathon Oil Corp. 6.800%, 03/15/2032	785,000	812,094
MC Brazil Downstream Trading SARL 7.250%, 06/30/2031 (E)	266,313	179,872
MPLX LP
4.000%, 03/15/2028	265,000	249,725
4.125%, 03/01/2027	103,000	98,554
4.250%, 12/01/2027	225,000	213,677
4.950%, 09/01/2032	179,000	170,983
5.000%, 03/01/2033	185,000	177,209
Occidental Petroleum Corp.
6.450%, 09/15/2036	282,000	289,417
6.600%, 03/15/2046	151,000	155,462
6.625%, 09/01/2030	372,000	386,545
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
ONEOK Partners LP 6.650%, 10/01/2036	$835,000	$856,994
ONEOK, Inc. 6.100%, 11/15/2032	500,000	508,677
Ovintiv, Inc.
5.650%, 05/15/2028	104,000	101,938
6.250%, 07/15/2033	104,000	102,578
7.200%, 11/01/2031	55,000	57,714
Parkland Corp.
4.500%, 10/01/2029 (E)	176,000	152,680
4.625%, 05/01/2030 (E)	172,000	149,133
Petroleos Mexicanos 8.750%, 06/02/2029	150,000	135,742
Plains All American Pipeline LP 4.900%, 02/15/2045	750,000	603,736
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	195,000	184,814
4.500%, 05/15/2030	380,000	361,214
5.000%, 03/15/2027	186,000	183,077
5.875%, 06/30/2026	234,000	235,916
Sinopec Group Overseas Development 2015, Ltd. 3.250%, 04/28/2025 (E)	550,000	527,730
Southwestern Energy Company 4.750%, 02/01/2032	129,000	113,692
Sunoco LP 4.500%, 05/15/2029 to 04/30/2030	348,000	305,480
Targa Resources Corp. 4.950%, 04/15/2052	408,000	337,100
Targa Resources Partners LP 4.000%, 01/15/2032	336,000	290,449
The Williams Companies, Inc.
3.750%, 06/15/2027	306,000	288,772
4.650%, 08/15/2032	251,000	237,700
Valero Energy Corp. 2.850%, 04/15/2025	400,000	379,594
Var Energi ASA
7.500%, 01/15/2028 (E)	231,000	237,406
8.000%, 11/15/2032 (E)	487,000	515,251
Venture Global Calcasieu Pass LLC
3.875%, 08/15/2029 (E)	95,000	82,991
4.125%, 08/15/2031 (E)	158,000	135,875
Western Midstream Operating LP
4.300%, 02/01/2030	285,000	255,887
6.150%, 04/01/2033	71,000	71,560
		24,987,688
Financials – 9.7%
Ally Financial, Inc.
6.992%, (6.992% to 6-13-28, then SOFR + 3.260%), 06/13/2029	272,000	268,601
7.100%, 11/15/2027	202,000	203,734
Ambac Assurance Corp. 5.100%, 07/28/2023 (E)(G)	131	191
American International Group, Inc.
3.900%, 04/01/2026	415,000	398,745
6.250%, (6.250% to 3-15-37, then 3 month LIBOR + 2.056%), 03/15/2037	100,000	92,000
Ameriprise Financial, Inc. 2.875%, 09/15/2026	500,000	466,482
Ares Capital Corp.
2.150%, 07/15/2026	377,000	326,887
2.875%, 06/15/2028	309,000	255,533
3.250%, 07/15/2025	169,000	156,317
3.875%, 01/15/2026	787,000	729,639

The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Ares Capital Corp. (continued)
4.200%, 06/10/2024	$102,000	$99,558
Athene Holding, Ltd. 3.500%, 01/15/2031	206,000	170,214
Banco Santander SA 4.379%, 04/12/2028	348,000	328,125
Bank of America Corp.
2.087%, (2.087% to 6-14-28, then SOFR + 1.060%), 06/14/2029	472,000	402,691
2.592%, (2.592% to 4-29-30, then SOFR + 2.150%), 04/29/2031	558,000	468,461
2.687%, (2.687% to 4-22-31, then SOFR + 1.320%), 04/22/2032	831,000	688,688
2.884%, (2.884% to 10-22-29, then 3 month CME Term SOFR + 1.452%), 10/22/2030	500,000	430,477
3.248%, 10/21/2027	375,000	349,299
3.419%, (3.419% to 12-20-27, then 3 month CME Term SOFR + 1.302%), 12/20/2028	1,087,000	996,805
3.846%, (3.846% to 3-8-32, then 5 Year CMT + 2.000%), 03/08/2037	414,000	354,021
4.083%, (4.083% to 3-20-50, then 3 month CME Term SOFR + 3.412%), 03/20/2051	500,000	414,556
6.300%, (6.300% to 3-10-26, then 3 month CME Term SOFR + 4.815%), 03/10/2026 (G)	587,000	585,386
Barclays PLC 4.375%, (4.375% to 3-15-28, then 5 Year CMT + 3.410%), 03/15/2028 (G)	391,000	265,645
BlackRock, Inc. 1.900%, 01/28/2031	500,000	410,021
Blackstone Holdings Finance Company LLC 6.200%, 04/22/2033 (E)	300,000	306,418
Blackstone Private Credit Fund
2.350%, 11/22/2024	351,000	327,939
2.700%, 01/15/2025	277,000	258,378
3.250%, 03/15/2027	79,000	68,266
4.000%, 01/15/2029	389,000	329,734
7.050%, 09/29/2025	300,000	299,222
Block, Inc. 3.500%, 06/01/2031	126,000	104,356
BPCE SA 4.500%, 03/15/2025 (E)	356,000	341,619
Capital One Financial Corp. 3.750%, 07/28/2026	500,000	465,638
Citigroup, Inc.
4.412%, (4.412% to 3-31-30, then SOFR + 3.914%), 03/31/2031	1,000,000	940,262
4.600%, 03/09/2026	540,000	522,800
4.700%, (4.700% to 1-30-25, then SOFR + 3.234%), 01/30/2025 (G)	427,000	366,750
6.174%, (6.174% to 5-25-33, then SOFR + 2.661%), 05/25/2034	346,000	349,014
6.250%, (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%), 08/15/2026 (G)	375,000	369,011
Citizens Financial Group, Inc. 3.250%, 04/30/2030	498,000	406,942
CNA Financial Corp. 2.050%, 08/15/2030	105,000	83,961
CNO Financial Group, Inc. 5.250%, 05/30/2025 to 05/30/2029	506,000	483,200
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credit Agricole SA
2.811%, 01/11/2041 (E)	$279,000	$183,877
3.250%, 01/14/2030 (E)	589,000	502,822
4.375%, 03/17/2025 (E)	600,000	577,973
7.875%, (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%), 01/23/2024 (E)(G)	215,000	212,503
Danske Bank A/S 6.466%, (6.466% to 1-9-25, then 1 Year CMT + 2.100%), 01/09/2026 (E)	318,000	317,242
Deutsche Bank AG
2.311%, (2.311% to 11-16-26, then SOFR + 1.219%), 11/16/2027	327,000	281,003
3.742%, (3.742% to 10-7-31, then SOFR + 2.257%), 01/07/2033	430,000	315,349
Discover Financial Services 4.100%, 02/09/2027	117,000	108,546
Enova International, Inc. 8.500%, 09/15/2025 (E)	178,000	173,328
Fairfax Financial Holdings, Ltd. 5.625%, 08/16/2032	800,000	772,785
Fifth Third Bancorp 8.571%, (3 month LIBOR + 3.033%), 07/31/2023 (B)(G)	210,000	188,495
Fiserv, Inc.
2.250%, 06/01/2027	400,000	359,208
3.850%, 06/01/2025	614,000	593,128
Global Atlantic Fin Company 3.125%, 06/15/2031 (E)	1,000,000	752,836
ING Groep NV 6.500%, (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%), 04/16/2025 (G)	135,000	125,982
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then SOFR + 2.040%), 04/22/2031	481,000	406,851
2.956%, (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%), 05/13/2031	459,000	393,570
4.125%, 12/15/2026	600,000	577,633
4.600%, (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%), 02/01/2025 (G)	373,000	347,823
5.717%, (5.717% to 9-14-32, then SOFR + 2.580%), 09/14/2033	1,000,000	1,014,493
6.750%, (6.750% to 2-1-24, then 3 month CME Term SOFR + 4.042%), 02/01/2024 (G)	335,000	335,871
KKR Group Finance Company XII LLC 4.850%, 05/17/2032 (E)	500,000	471,320
Lazard Group LLC 4.375%, 03/11/2029	323,000	299,811
Legg Mason, Inc.
3.950%, 07/15/2024	660,000	644,318
4.750%, 03/15/2026	825,000	814,199
Liberty Mutual Group, Inc.
3.950%, 05/15/2060 (E)	500,000	353,640
4.125%, (4.125% to 9-15-26, then 5 Year CMT + 3.315%), 12/15/2051 (E)	263,000	206,665
Lloyds Banking Group PLC 7.500%, (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%), 06/27/2024 (G)	345,000	329,561

The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Loews Corp. 3.750%, 04/01/2026	$825,000	$799,609
M&T Bank Corp. 5.125%, (5.125% to 11-1-26, then 3 month LIBOR + 3.520%), 11/01/2026 (G)	116,000	91,565
Macquarie Bank, Ltd.
3.624%, 06/03/2030 (E)	204,000	171,556
4.875%, 06/10/2025 (E)	262,000	253,702
Markel Group, Inc. 5.000%, 03/30/2043	1,270,000	1,106,408
MetLife, Inc.
3.000%, 03/01/2025	300,000	289,619
6.400%, (6.400% to 12-15-36, then 3 month LIBOR + 2.205%), 12/15/2036	347,000	346,322
Morgan Stanley
2.239%, (2.239% to 7-21-31, then SOFR + 1.178%), 07/21/2032	203,000	161,342
2.484%, (2.484% to 9-16-31, then SOFR + 1.360%), 09/16/2036	1,511,000	1,146,457
3.622%, (3.622% to 4-1-30, then SOFR + 3.120%), 04/01/2031	1,000,000	901,091
4.431%, (4.431% to 1-23-29, then 3 month CME Term SOFR + 1.890%), 01/23/2030	70,000	66,600
5.164%, (5.164% to 4-20-28, then SOFR + 1.590%), 04/20/2029	412,000	406,968
5.948%, (5.948% to 1-19-33, then 5 Year CMT + 2.430%), 01/19/2038	1,000,000	987,042
MSCI, Inc. 3.625%, 11/01/2031 (E)	367,000	313,298
Nationstar Mortgage Holdings, Inc.
5.125%, 12/15/2030 (E)	85,000	68,952
5.500%, 08/15/2028 (E)	156,000	136,647
6.000%, 01/15/2027 (E)	99,000	92,098
Nationwide Mutual Insurance Company 7.842%, (3 month LIBOR + 2.290%), 12/15/2024 (B)(E)	1,130,000	1,128,869
NatWest Group PLC
3.875%, 09/12/2023	500,000	497,150
6.000%, (6.000% to 12-29-25, then 5 Year CMT + 5.625%), 12/29/2025 (G)	431,000	398,675
NatWest Markets PLC 1.600%, 09/29/2026 (E)	494,000	433,120
Nippon Life Insurance Company 2.750%, (2.750% to 1-21-31, then 5 Year CMT + 2.653%), 01/21/2051 (E)	267,000	219,574
OneMain Finance Corp.
6.875%, 03/15/2025	91,000	90,102
9.000%, 01/15/2029	116,000	116,980
PayPal Holdings, Inc.
2.300%, 06/01/2030	400,000	339,103
2.850%, 10/01/2029	1,180,000	1,046,362
Popular, Inc. 7.250%, 03/13/2028	260,000	259,701
Prudential Financial, Inc. 5.125%, (5.125% to 11-28-31, then 5 Year CMT + 3.162%), 03/01/2052	127,000	114,664
Raymond James Financial, Inc. 4.950%, 07/15/2046	500,000	450,930
Santander Holdings USA, Inc.
2.490%, (2.490% to 1-6-27, then SOFR + 1.249%), 01/06/2028	340,000	293,651
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Santander Holdings USA, Inc. (continued)
3.244%, 10/05/2026	$706,000	$635,648
3.450%, 06/02/2025	578,000	545,042
4.400%, 07/13/2027	143,000	134,294
SBL Holdings, Inc. 5.000%, 02/18/2031 (E)	300,000	232,328
Societe Generale SA
5.375%, (5.375% to 11-18-30, then 5 Year CMT + 4.514%), 11/18/2030 (E)(G)	355,000	263,403
6.446%, (6.446% to 1-10-28, then 1 Year CMT + 2.550%), 01/10/2029 (E)	569,000	569,824
State Street Corp. 2.901%, (2.901% to 3-30-25, then SOFR + 2.600%), 03/30/2026	1,000,000	953,639
Stifel Financial Corp. 4.250%, 07/18/2024	1,300,000	1,272,556
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (E)	365,000	301,781
The Charles Schwab Corp. 5.643%, (5.643% to 5-19-28, then SOFR + 2.210%), 05/19/2029	349,000	348,581
The Goldman Sachs Group, Inc.
2.615%, (2.615% to 4-22-31, then SOFR + 1.281%), 04/22/2032	964,000	790,595
2.650%, (2.650% to 10-21-31, then SOFR + 1.264%), 10/21/2032	407,000	331,756
3.500%, 04/01/2025	500,000	480,295
6.750%, 10/01/2037	800,000	860,435
The Hartford Financial Services Group, Inc. 6.625%, 03/30/2040	500,000	527,192
The PNC Financial Services Group, Inc.
3.400%, (3.400% to 9-15-26, then 5 Year CMT + 2.595%), 09/15/2026 (G)	497,000	366,538
4.758%, (4.758% to 1-26-26, then SOFR + 1.085%), 01/26/2027	500,000	488,662
5.582%, (5.582% to 6-12-28, then SOFR + 1.841%), 06/12/2029	517,000	514,567
6.250%, (6.250% to 3-15-30, then 7 Year CMT + 2.808%), 03/15/2030 (G)	262,000	235,211
8.536%, (3 month LIBOR + 3.040%), 09/01/2023 (B)(G)	178,000	176,420
8.977%, (3 month LIBOR + 3.678%), 08/01/2023 (B)(G)	373,000	372,626
Truist Financial Corp. 5.867%, (5.867% to 6-8-33, then SOFR + 2.361%), 06/08/2034	307,000	307,126
U.S. Bancorp 5.836%, (5.836% to 6-10-33, then SOFR + 2.260%), 06/12/2034	344,000	346,489
Visa, Inc. 2.050%, 04/15/2030	400,000	342,575
Voya Financial, Inc. 4.800%, 06/15/2046	700,000	574,930
Wells Fargo & Company
2.393%, (2.393% to 6-2-27, then SOFR + 2.100%), 06/02/2028	810,000	721,816

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company (continued)
2.879%, (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%), 10/30/2030	$664,000	$573,487
3.350%, (3.350% to 3-2-32, then SOFR + 1.500%), 03/02/2033	829,000	709,503
5.875%, (5.875% to 6-15-25, then 3 month LIBOR + 3.990%), 06/15/2025 (G)	823,000	806,456
		54,058,350
Health care – 2.3%
Abbott Laboratories 3.750%, 11/30/2026	680,000	662,966
AbbVie, Inc. 3.200%, 11/21/2029	1,631,000	1,474,875
AdaptHealth LLC 5.125%, 03/01/2030 (E)	168,000	136,080
AmerisourceBergen Corp. 2.800%, 05/15/2030	309,000	268,156
Amgen, Inc. 5.250%, 03/02/2030	109,000	109,217
Baxter International, Inc. 3.500%, 08/15/2046	500,000	346,358
Biogen, Inc.
2.250%, 05/01/2030	400,000	334,169
3.150%, 05/01/2050	500,000	342,067
Centene Corp.
2.450%, 07/15/2028	88,000	75,219
3.000%, 10/15/2030	286,000	238,323
3.375%, 02/15/2030	183,000	157,278
CVS Health Corp.
3.750%, 04/01/2030	115,000	105,487
5.050%, 03/25/2048	328,000	302,332
5.250%, 01/30/2031	67,000	66,790
5.300%, 06/01/2033	185,000	184,713
CVS Pass-Through Trust 8.353%, 07/10/2031 (E)	763,850	822,359
DaVita, Inc.
3.750%, 02/15/2031 (E)	308,000	246,256
4.625%, 06/01/2030 (E)	302,000	259,260
Elevance Health, Inc. 6.100%, 10/15/2052	167,000	182,944
Encompass Health Corp. 4.625%, 04/01/2031	93,000	82,441
Fresenius Medical Care US Finance III, Inc. 2.375%, 02/16/2031 (E)	520,000	394,546
HCA, Inc.
5.250%, 06/15/2026	216,000	213,639
5.375%, 02/01/2025	800,000	792,986
Humana, Inc. 3.125%, 08/15/2029	500,000	441,363
Organon & Company 5.125%, 04/30/2031 (E)	166,000	136,954
Pfizer, Inc. 2.625%, 04/01/2030	500,000	444,468
Royalty Pharma PLC 1.750%, 09/02/2027	186,000	159,492
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/2026	500,000	469,476
Stanford Health Care 3.310%, 08/15/2030	225,000	202,122
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036	$49,000	$43,545
UnitedHealth Group, Inc. 5.800%, 03/15/2036	540,000	577,250
Universal Health Services, Inc.
1.650%, 09/01/2026	280,000	244,769
2.650%, 10/15/2030	308,000	251,558
Utah Acquisition Sub, Inc.
3.950%, 06/15/2026	800,000	759,829
5.250%, 06/15/2046	250,000	197,096
Varex Imaging Corp. 7.875%, 10/15/2027 (E)	149,000	147,809
Viatris, Inc.
2.300%, 06/22/2027	120,000	104,839
2.700%, 06/22/2030	270,000	218,492
4.000%, 06/22/2050	308,000	203,692
Zimmer Biomet Holdings, Inc. 3.050%, 01/15/2026	500,000	472,296
		12,873,511
Industrials – 5.1%
3M Company 3.050%, 04/15/2030 (F)	500,000	450,505
AerCap Ireland Capital DAC
1.750%, 01/30/2026	350,000	314,163
2.450%, 10/29/2026	1,130,000	1,009,260
3.000%, 10/29/2028	559,000	483,341
Air Canada 2013-1 Class A Pass Through Trust 4.125%, 05/15/2025 (E)	153,133	143,945
Air Canada 2017-1 Class B Pass Through Trust 3.700%, 01/15/2026 (E)	145,476	134,565
Air Canada 2020-1 Class C Pass Through Trust 10.500%, 07/15/2026 (E)	164,000	175,890
Air Lease Corp.
2.100%, 09/01/2028	208,000	172,773
2.875%, 01/15/2026	150,000	138,756
3.000%, 09/15/2023	400,000	397,580
3.125%, 12/01/2030	400,000	333,211
3.625%, 12/01/2027	225,000	205,267
Alaska Airlines 2020-1 Class B Pass Through Trust 8.000%, 08/15/2025 (E)	136,742	137,088
American Airlines 2015-1 Class A Pass Through Trust 3.375%, 05/01/2027	724,798	634,198
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	290,746	257,891
American Airlines 2016-1 Class AA Pass Through Trust 3.575%, 01/15/2028	84,948	78,405
American Airlines 2016-3 Class A Pass Through Trust 3.250%, 10/15/2028	40,412	34,191
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	139,160	120,256
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	177,500	162,764

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	$145,877	$122,811
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	294,724	235,780
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	301,423	261,267
American Airlines 2019-1 Class B Pass Through Trust 3.850%, 02/15/2028	108,616	92,398
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	194,638	161,598
American Airlines 2021-1 Class B Pass Through Trust 3.950%, 07/11/2030	318,015	276,719
American Airlines Group, Inc. 3.750%, 03/01/2025 (E)(F)	500,000	474,382
APX Group, Inc. 5.750%, 07/15/2029 (E)	216,000	187,467
Ashtead Capital, Inc. 2.450%, 08/12/2031 (E)	200,000	156,941
Beacon Roofing Supply, Inc. 4.125%, 05/15/2029 (E)	188,000	166,380
BlueLinx Holdings, Inc. 6.000%, 11/15/2029 (E)	275,000	240,625
British Airways 2013-1 Class A Pass Through Trust 4.625%, 06/20/2024 (E)	105,788	104,323
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (E)	58,209	51,515
British Airways 2020-1 Class A Pass Through Trust 4.250%, 11/15/2032 (E)	118,784	108,331
British Airways 2020-1 Class B Pass Through Trust 8.375%, 11/15/2028 (E)	81,791	81,178
Builders FirstSource, Inc.
4.250%, 02/01/2032 (E)	286,000	248,863
5.000%, 03/01/2030 (E)	46,000	43,011
6.375%, 06/15/2032 (E)	165,000	163,928
Canadian Pacific Railway Company 2.875%, 11/15/2029	500,000	441,415
Carrier Global Corp. 2.700%, 02/15/2031	500,000	420,947
CNH Industrial Capital LLC 1.950%, 07/02/2023	570,000	570,000
CoStar Group, Inc. 2.800%, 07/15/2030 (E)	386,000	318,374
CSX Corp. 3.800%, 04/15/2050	1,000,000	797,508
DAE Funding LLC 2.625%, 03/20/2025 (E)	330,000	309,771
Delta Air Lines, Inc.
4.375%, 04/19/2028	298,000	280,102
4.750%, 10/20/2028 (E)	399,051	387,354
Emerald Debt Merger Sub LLC 6.625%, 12/15/2030 (E)	271,000	268,629
Equifax, Inc. 3.100%, 05/15/2030	800,000	689,886
Flowserve Corp. 3.500%, 10/01/2030	176,000	150,179
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Fortive Corp. 3.150%, 06/15/2026	$700,000	$660,073
GATX Corp. 3.850%, 03/30/2027	800,000	751,081
Global Infrastructure Solutions, Inc. 5.625%, 06/01/2029 (E)	247,000	201,253
Huntington Ingalls Industries, Inc.
3.844%, 05/01/2025	450,000	432,688
4.200%, 05/01/2030	1,232,000	1,141,530
IDEX Corp. 3.000%, 05/01/2030	1,000,000	876,588
JB Hunt Transport Services, Inc. 3.850%, 03/15/2024	700,000	686,610
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	261,704	222,413
Lennox International, Inc. 3.000%, 11/15/2023	800,000	790,408
Masco Corp. 2.000%, 10/01/2030	412,000	325,260
MasTec, Inc. 4.500%, 08/15/2028 (E)	146,000	134,703
Owens Corning
3.875%, 06/01/2030	45,000	41,112
3.950%, 08/15/2029	339,000	315,072
Penske Truck Leasing Company LP 5.875%, 11/15/2027 (E)	400,000	396,555
Prime Security Services Borrower LLC
3.375%, 08/31/2027 (E)	62,000	54,683
6.250%, 01/15/2028 (E)	173,000	162,067
Regal Rexnord Corp.
6.050%, 02/15/2026 (E)	218,000	218,277
6.400%, 04/15/2033 (E)	187,000	186,842
Southwest Airlines Company 5.250%, 05/04/2025	800,000	791,462
The Boeing Company
3.200%, 03/01/2029	199,000	177,926
5.040%, 05/01/2027	583,000	575,868
5.150%, 05/01/2030	720,000	713,052
5.805%, 05/01/2050	400,000	398,540
TransDigm, Inc. 5.500%, 11/15/2027	190,000	179,208
TriNet Group, Inc. 3.500%, 03/01/2029 (E)	104,000	90,427
TTX Company 4.200%, 07/01/2046 (E)	700,000	591,275
Uber Technologies, Inc.
4.500%, 08/15/2029 (E)	385,000	354,353
7.500%, 09/15/2027 (E)	273,000	279,239
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 09/03/2026	406,994	380,853
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	353,475	300,721
United Airlines 2016-1 Class B Pass Through Trust 3.650%, 01/07/2026	268,155	245,945
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	131,059	123,276
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	265,868	233,964

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	$540,450	$530,992
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026	189,060	180,080
United Airlines, Inc.
4.375%, 04/15/2026 (E)	31,000	29,453
4.625%, 04/15/2029 (E)	70,000	63,782
United Rentals North America, Inc. 3.875%, 11/15/2027	177,000	165,283
US Airways 2011-1 Class A Pass Through Trust 7.125%, 10/22/2023	146,604	146,423
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	145,599	136,163
Verisk Analytics, Inc. 4.125%, 03/15/2029	400,000	381,828
Wabtec Corp. 3.200%, 06/15/2025	500,000	474,571
		28,337,630
Information technology – 2.8%
Autodesk, Inc. 2.850%, 01/15/2030	99,000	86,795
Broadcom, Inc.
2.450%, 02/15/2031 (E)	1,000,000	813,301
3.137%, 11/15/2035 (E)	779,000	597,528
3.419%, 04/15/2033 (E)	499,000	417,293
3.469%, 04/15/2034 (E)	421,000	345,350
4.750%, 04/15/2029	1,099,000	1,063,170
4.926%, 05/15/2037 (E)	211,000	190,956
CDW LLC 3.250%, 02/15/2029	149,000	127,668
Consensus Cloud Solutions, Inc. 6.500%, 10/15/2028 (E)	144,000	123,120
Dell International LLC
4.900%, 10/01/2026	574,000	569,921
5.300%, 10/01/2029	978,000	970,870
Fortinet, Inc. 2.200%, 03/15/2031	1,000,000	812,253
Foundry JV Holdco LLC 5.875%, 01/25/2034 (E)	288,000	286,861
Gartner, Inc. 4.500%, 07/01/2028 (E)	319,000	298,013
Jabil, Inc. 3.600%, 01/15/2030	180,000	161,015
Marvell Technology, Inc. 2.450%, 04/15/2028	434,000	378,918
Micron Technology, Inc.
4.185%, 02/15/2027	875,000	838,341
4.663%, 02/15/2030	1,000,000	942,951
5.327%, 02/06/2029	1,621,000	1,595,953
6.750%, 11/01/2029	1,000,000	1,039,491
Motorola Solutions, Inc.
2.300%, 11/15/2030	431,000	348,146
2.750%, 05/24/2031	395,000	323,608
4.600%, 05/23/2029	150,000	145,226
NXP BV 3.875%, 06/18/2026	450,000	432,248
Oracle Corp.
2.950%, 04/01/2030	490,000	427,704
5.550%, 02/06/2053	1,000,000	968,343
Qorvo, Inc. 3.375%, 04/01/2031 (E)	247,000	199,128
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Qualcomm, Inc. 1.650%, 05/20/2032	$566,000	$446,660
Sabre GLBL, Inc. 7.375%, 09/01/2025 (E)	209,000	185,510
VeriSign, Inc. 2.700%, 06/15/2031	190,000	158,144
		15,294,485
Materials – 1.3%
Amcor Flexibles North America, Inc. 3.100%, 09/15/2026	500,000	459,034
Anglo American Capital PLC 4.750%, 04/10/2027 (E)	203,000	196,187
Braskem Idesa SAPI 6.990%, 02/20/2032 (E)	201,000	130,205
Braskem Netherlands Finance BV 5.875%, 01/31/2050 (E)	240,000	193,935
Cemex SAB de CV
3.875%, 07/11/2031 (E)	297,000	250,046
5.200%, 09/17/2030 (E)	224,000	209,593
CF Industries, Inc. 4.950%, 06/01/2043	175,000	151,490
First Quantum Minerals, Ltd. 6.875%, 10/15/2027 (E)	343,000	334,597
Freeport-McMoRan, Inc.
4.250%, 03/01/2030	354,000	326,224
4.625%, 08/01/2030	262,000	246,870
5.450%, 03/15/2043	889,000	828,943
Glencore Funding LLC 2.625%, 09/23/2031 (E)	500,000	402,521
Graphic Packaging International LLC 3.500%, 03/01/2029 (E)	198,000	173,138
Hudbay Minerals, Inc. 4.500%, 04/01/2026 (E)	66,000	61,455
Huntsman International LLC 4.500%, 05/01/2029	500,000	457,277
Mauser Packaging Solutions Holding Company 7.875%, 08/15/2026 (E)	140,000	139,091
Methanex Corp. 5.650%, 12/01/2044 (F)	450,000	367,261
Newmont Corp. 2.800%, 10/01/2029	142,000	122,071
Novelis Corp. 4.750%, 01/30/2030 (E)	410,000	364,370
Owens-Brockway Glass Container, Inc.
6.625%, 05/13/2027 (E)	130,000	128,723
7.250%, 05/15/2031 (E)	92,000	93,150
Pactiv Evergreen Group Issuer LLC 4.375%, 10/15/2028 (E)	174,000	150,660
Pactiv Evergreen Group Issuer, Inc. 4.000%, 10/15/2027 (E)	312,000	275,847
Sasol Financing USA LLC 5.500%, 03/18/2031	192,000	150,994
Standard Industries, Inc.
3.375%, 01/15/2031 (E)	142,000	114,316
4.375%, 07/15/2030 (E)	149,000	129,048
5.000%, 02/15/2027 (E)	73,000	69,573
The Mosaic Company 4.250%, 11/15/2023	600,000	596,362
Volcan Cia Minera SAA 4.375%, 02/11/2026 (E)	54,000	40,160
		7,163,141
Real estate – 2.8%
American Homes 4 Rent LP 4.250%, 02/15/2028	203,000	191,075

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
American Tower Corp.
1.600%, 04/15/2026	$216,000	$193,708
3.550%, 07/15/2027	259,000	239,950
3.800%, 08/15/2029	471,000	429,686
5.000%, 02/15/2024	670,000	666,078
American Tower Trust I
3.652%, 03/23/2028 (E)	315,000	292,581
5.490%, 03/15/2028 (E)	359,000	359,291
Brixmor Operating Partnership LP 4.050%, 07/01/2030	500,000	450,683
Crown Castle, Inc.
3.300%, 07/01/2030	410,000	362,143
3.700%, 06/15/2026	500,000	474,945
3.800%, 02/15/2028	175,000	163,109
4.150%, 07/01/2050	400,000	317,349
CubeSmart LP 4.375%, 02/15/2029	600,000	562,378
EPR Properties 4.950%, 04/15/2028	350,000	312,673
Equinix, Inc. 2.900%, 11/18/2026	1,000,000	916,893
ERP Operating LP 3.375%, 06/01/2025	300,000	287,855
Extra Space Storage LP
2.350%, 03/15/2032	500,000	390,728
5.700%, 04/01/2028	95,000	94,906
GLP Capital LP
3.250%, 01/15/2032	521,000	420,662
4.000%, 01/15/2030	147,000	127,399
5.375%, 04/15/2026	279,000	273,117
Healthcare Realty Holdings LP
3.500%, 08/01/2026	500,000	460,010
3.750%, 07/01/2027	600,000	553,892
Host Hotels & Resorts LP
2.900%, 12/15/2031	500,000	393,080
3.375%, 12/15/2029	377,000	321,950
3.500%, 09/15/2030	220,000	186,364
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (E)	66,000	56,973
Iron Mountain, Inc.
4.875%, 09/15/2029 (E)	136,000	121,739
5.250%, 07/15/2030 (E)	159,000	143,268
Mid-America Apartments LP 3.950%, 03/15/2029	700,000	658,928
Piedmont Operating Partnership LP 4.450%, 03/15/2024	500,000	488,642
RHP Hotel Properties LP 4.500%, 02/15/2029 (E)	215,000	190,275
SBA Tower Trust
1.884%, 01/15/2026 (E)	500,000	449,128
2.836%, 01/15/2025 (E)	266,000	252,571
6.599%, 01/15/2028 (E)	515,000	523,315
Sun Communities Operating LP 5.700%, 01/15/2033	1,000,000	974,001
Ventas Realty LP 4.750%, 11/15/2030 (F)	1,000,000	946,522
VICI Properties LP
3.875%, 02/15/2029 (E)	207,000	181,655
4.125%, 08/15/2030 (E)	160,000	140,869
4.625%, 12/01/2029 (E)	336,000	305,044
5.125%, 05/15/2032	77,000	72,045
Welltower OP LLC 2.700%, 02/15/2027	400,000	361,940
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
XHR LP 4.875%, 06/01/2029 (E)	$107,000	$91,753
		15,401,173
Utilities – 2.0%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (E)	201,183	171,760
Ameren Corp. 3.500%, 01/15/2031	1,000,000	892,376
AmeriGas Partners LP 5.500%, 05/20/2025	227,000	219,102
Arizona Public Service Company 5.500%, 09/01/2035	1,118,000	1,087,876
Atlantica Transmision Sur SA 6.875%, 04/30/2043 (E)	205,150	193,867
CenterPoint Energy Houston Electric LLC 6.950%, 03/15/2033	535,000	607,424
Consolidated Edison Company of New York, Inc.
3.350%, 04/01/2030	500,000	454,225
3.950%, 04/01/2050	500,000	408,584
Dominion Energy, Inc.
3.375%, 04/01/2030	604,000	540,249
3.600%, 03/15/2027	500,000	471,246
DPL, Inc. 4.125%, 07/01/2025	203,000	193,358
Duke Energy Corp. 2.450%, 06/01/2030	105,000	88,173
Edison International 3.550%, 11/15/2024	700,000	676,492
Electricite de France SA 9.125%, (9.125% to 3-15-33, then 5 Year CMT + 5.411%), 03/15/2033 (E)(G)	221,000	226,631
Emera US Finance LP 3.550%, 06/15/2026	293,000	277,049
FirstEnergy Corp.
2.650%, 03/01/2030	194,000	163,614
3.400%, 03/01/2050	82,000	56,511
Georgia Power Company 4.950%, 05/17/2033	175,000	172,742
NextEra Energy Capital Holdings, Inc. 2.250%, 06/01/2030	140,000	116,441
NextEra Energy Operating Partners LP
3.875%, 10/15/2026 (E)	243,000	225,826
4.500%, 09/15/2027 (E)	201,000	186,729
NiSource, Inc.
1.700%, 02/15/2031	105,000	82,096
3.600%, 05/01/2030	230,000	207,133
5.250%, 03/30/2028	66,000	65,948
NRG Energy, Inc.
2.450%, 12/02/2027 (E)	284,000	239,329
3.375%, 02/15/2029 (E)	62,000	50,708
3.625%, 02/15/2031 (E)	175,000	136,613
3.875%, 02/15/2032 (E)	371,000	285,850
4.450%, 06/15/2029 (E)	212,000	187,376
7.000%, 03/15/2033 (E)	288,000	290,386
10.250%, (10.250% to 3-15-28, then 5 Year CMT + 5.920%), 03/15/2028 (E)(G)	226,000	213,111
Sempra Energy 5.500%, 08/01/2033	269,000	267,206
Southern California Edison Company 3.700%, 08/01/2025	1,000,000	962,609

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Vistra Operations Company LLC
3.700%, 01/30/2027 (E)	$564,000	$516,493
4.300%, 07/15/2029 (E)	485,000	429,795
		11,364,928
TOTAL CORPORATE BONDS (Cost $238,703,796)		$219,794,736
CAPITAL PREFERRED SECURITIES – 0.2%
Financials – 0.2%
Truist Financial Corp. 6.197%, (Greater of 3 month LIBOR + 0.645% or 4.000%), 12/15/2024 (B)(G)	425,000	293,480
USB Capital IX 6.280%, (Greater of 3 month LIBOR + 1.020% or 3.500%), 07/31/2023 (B)(G)	1,045,000	798,804
		1,092,284
TOTAL CAPITAL PREFERRED SECURITIES (Cost $1,390,049)		$1,092,284
MUNICIPAL BONDS – 0.6%
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	1,000,000	826,113
Golden State Tobacco Securitization Corp. (California) 4.214%, 06/01/2050	231,000	172,610
New Jersey Transportation Trust Fund Authority 4.081%, 06/15/2039	3,000	2,644
Sales Tax Securitization Corp. (Illinois) 4.637%, 01/01/2040	445,000	424,556
State Board of Administration Finance Corp. (Florida) 1.705%, 07/01/2027	174,000	154,024
State of Connecticut, GO 2.677%, 07/01/2030	250,000	221,313
The School District of Philadelphia (Pennsylvania), GO
5.995%, 09/01/2030	315,000	328,921
6.765%, 06/01/2040	1,010,000	1,106,315
TOTAL MUNICIPAL BONDS (Cost $3,750,980)		$3,236,496
COLLATERALIZED MORTGAGE OBLIGATIONS – 7.6%
Commercial and residential – 5.1%
Angel Oak Mortgage Trust LLC
Series 2021-2, Class A1, 0.985%, 04/25/2066 (A)(E)	113,410	92,335
Series 2021-4, Class A1, 1.035%, 01/20/2065 (A)(E)	249,387	197,712
Arbor Multifamily Mortgage Securities Trust Series 2020-MF1, Class XA IO 1.077%, 05/15/2053 (E)	4,310,197	204,936
Arroyo Mortgage Trust Series 2021-1R, Class A1 1.175%, 10/25/2048 (A)(E)	190,902	152,284
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ENM 3.843%, 11/05/2032 (A)(E)	116,000	62,396
BANK
Series 2019-BN20, Class ASB, 2.933%, 09/15/2062	400,000	364,870
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BANK (continued)
Series 2021-BN34, Class XA IO, 1.085%, 06/15/2063	$12,749,878	$677,560
BBCMS Mortgage Trust Series 2020-C6, Class A2 2.690%, 02/15/2053	101,000	93,328
BBCMS Trust Series 2015-SRCH, Class D 5.122%, 08/10/2035 (A)(E)	194,000	158,291
Benchmark Mortgage Trust
Series 2019-B12, Class A2, 3.001%, 08/15/2052	239,287	229,765
Series 2019-B15, Class XA IO, 0.932%, 12/15/2072	9,832,181	360,067
BMO Mortgage Trust Series 2022-C2, Class A5 4.974%, 07/15/2054 (A)	500,000	486,546
BOCA Commercial Mortgage Trust Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%) 7.466%, 05/15/2039 (B)(E)	100,000	98,723
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (A)(E)	127,132	110,418
BWAY Mortgage Trust Series 2015-1740, Class XA IO 0.205%, 01/10/2035 (E)	3,705,000	446
BX Commercial Mortgage Trust Series 2021-VOLT, Class C (1 month LIBOR + 1.100%) 6.293%, 09/15/2036 (B)(E)	278,000	264,048
BX Trust
Series 2019-OC11, Class A, 3.202%, 12/09/2041 (E)	383,000	327,297
Series 2019-OC11, Class D, 4.075%, 12/09/2041 (A)(E)	300,000	249,214
Series 2022-CLS, Class A, 5.760%, 10/13/2027 (E)	267,000	257,061
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%), 6.943%, 12/15/2037 (B)(E)	121,000	118,868
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%), 7.743%, 12/15/2037 (B)(E)	192,000	184,957
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	800,000	727,883
CFCRE Commercial Mortgage Trust Series 2017-C8, Class C 5.059%, 06/15/2050 (A)	500,000	416,682
CHL Mortgage Pass-Through Trust Series 2004-HYB2, Class 4A 4.708%, 07/20/2034 (A)	443,249	416,025
Citigroup Commercial Mortgage Trust
Series 2018-C5, Class A3, 3.963%, 06/10/2051	408,649	376,882
Series 2018-C5, Class XA IO, 0.828%, 06/10/2051	13,796,050	385,435
Series 2019-C7, Class XA IO, 0.990%, 12/15/2072	15,732,804	651,521
Series 2019-SMRT, Class A, 4.149%, 01/10/2036 (E)	162,000	160,904

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Citigroup Commercial Mortgage Trust (continued)
Series 2023-SMRT, Class A, 6.015%, 06/10/2028 (A)(E)	$197,000	$196,624
Cold Storage Trust Series 2020-ICE5, Class D (1 month LIBOR + 2.100%) 7.293%, 11/15/2037 (B)(E)	491,495	481,768
COLT Mortgage Loan Trust Series 2021-2, Class A1 0.924%, 08/25/2066 (A)(E)	220,403	168,577
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (A)(E)	380,134	311,122
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class XA IO, 1.380%, 10/15/2045	776,480	24
Series 2014-CR15, Class C, 4.813%, 02/10/2047 (A)	800,000	696,455
Series 2014-CR15, Class XA IO, 0.752%, 02/10/2047	4,505,658	7,254
Series 2015-CR27, Class A4, 3.612%, 10/10/2048	1,000,000	942,556
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO 0.573%, 05/10/2051	4,982,223	86,745
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D, 4.540%, 08/10/2030 (A)(E)	307,000	237,925
Series 2013-300P, Class E, 4.540%, 08/10/2030 (A)(E)	200,000	136,700
Series 2017-PANW, Class A, 3.244%, 10/10/2029 (E)	89,000	83,331
Series 2020-CBM, Class A2, 2.896%, 02/10/2037 (E)	169,000	158,043
Series 2020-CX, Class A, 2.173%, 11/10/2046 (E)	500,000	390,525
Commercial Mortgage Trust (Deutsche Bank AG/UBS AG) Series 2014-UBS2, Class XA IO 1.217%, 03/10/2047	2,992,344	7,399
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%), 6.793%, 05/15/2036 (B)(E)	304,243	300,575
Series 2020-NET, Class A, 2.257%, 08/15/2037 (E)	103,596	92,675
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (A)(E)	192,402	159,579
Series 2021-NQM3, Class A1, 1.015%, 04/25/2066 (A)(E)	169,509	138,329
Series 2021-NQM5, Class A1, 0.938%, 05/25/2066 (A)(E)	128,338	99,148
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class A4, 2.763%, 09/15/2052	425,000	358,331
Series 2019-C18, Class E, 2.500%, 12/15/2052 (E)	265,000	145,264
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
DSLA Mortgage Loan Trust Series 2004-AR3, Class 2A2B (1 month LIBOR + 0.900%) 6.057%, 07/19/2044 (B)	$272,514	$241,685
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, 0.797%, 02/25/2066 (A)(E)	80,387	66,577
Series 2021-2, Class A1, 0.931%, 06/25/2066 (A)(E)	202,983	160,533
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (A)(E)	335,387	270,052
FREMF Mortgage Trust
Series 2016-K54, Class C, 4.191%, 04/25/2048 (A)(E)	290,000	275,054
Series 2016-K56, Class B, 4.084%, 06/25/2049 (A)(E)	1,085,000	1,031,102
Series 2017-K67, Class B, 4.081%, 09/25/2049 (A)(E)	485,000	451,412
Series 2018-K730, Class B, 3.922%, 02/25/2050 (A)(E)	300,000	287,861
Series 2019-KF69, Class B (1 month LIBOR + 2.300%), 7.493%, 08/25/2029 (B)(E)	87,868	79,813
GCAT Trust
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (A)(E)	143,983	119,726
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (A)(E)	146,055	117,291
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (A)(E)	231,952	186,643
GS Mortgage Securities Trust
Series 2013-GC10, Class C, 4.285%, 02/10/2046 (A)(E)	585,029	560,499
Series 2017-485L, Class C, 4.115%, 02/10/2037 (A)(E)	85,000	70,365
Series 2020-UPTN, Class A, 2.751%, 02/10/2037 (E)	136,000	125,165
GS Mortgage-Backed Securities Trust Series 2021-NQM1, Class A1 1.017%, 07/25/2061 (A)(E)	104,847	89,042
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2047 (E)	7,274,923	75,884
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	7,497,839	98,648
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (E)	7,696,950	93,259
Hawaii Hotel Trust Series 2019-MAUI, Class E (1 month LIBOR + 2.160%) 7.353%, 05/15/2038 (B)(E)	300,000	293,214
Hilton Orlando Trust Series 2018-ORL, Class B (1 month LIBOR + 1.300%) 6.493%, 12/15/2034 (B)(E)	1,000,000	983,919
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A1 1.071%, 06/25/2056 (A)(E)	136,760	113,634
IMT Trust
Series 2017-APTS, Class AFX, 3.478%, 06/15/2034 (E)	107,000	103,350

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
IMT Trust (continued)
Series 2017-APTS, Class CFX, 3.613%, 06/15/2034 (A)(E)	$123,000	$117,550
Irvine Core Office Trust Series 2013-IRV, Class XA IO 1.105%, 05/15/2048 (E)	21,993	0
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class XA IO 0.091%, 08/15/2046	171,868	2
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-ACE, Class A, 3.287%, 01/10/2037 (E)	1,000,000	941,070
Series 2020-NNN, Class AFX, 2.812%, 01/16/2037 (E)	258,000	233,536
KNDL Mortgage Trust Series 2019-KNSQ, Class D (1 month LIBOR + 1.500%) 6.693%, 05/15/2036 (B)(E)	187,000	184,626
Life Mortgage Trust
Series 2021-BMR, Class D (1 month CME Term SOFR + 1.514%), 6.661%, 03/15/2038 (B)(E)	275,232	264,518
Series 2021-BMR, Class E (1 month CME Term SOFR + 1.864%), 7.011%, 03/15/2038 (B)(E)	982,970	939,155
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%), 6.442%, 05/15/2039 (B)(E)	366,000	358,110
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.578%, 04/21/2034 (A)	53,370	50,683
Series 2004-8, Class 5A1, 4.329%, 08/25/2034 (A)	75,345	71,732
MASTR Alternative Loan Trust Series 2004-4, Class 8A1 6.500%, 05/25/2034	150,188	146,011
Merrill Lynch Mortgage Trust Series 2008-C1, Class X IO 0.000%, 02/12/2051 (E)	2,470,217	25
MFA Trust Series 2021-NQM1, Class A1 1.153%, 04/25/2065 (A)(E)	114,596	99,443
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class XA IO 1.182%, 08/15/2047	8,454,103	41,066
Morgan Stanley Capital I Trust Series 2019-L3, Class XA IO 0.756%, 11/15/2052	21,304,768	649,712
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D, 3.917%, 11/15/2032 (A)(E)	135,000	93,985
Series 2018-ALXA, Class C, 4.460%, 01/15/2043 (A)(E)	98,000	81,157
NYMT Loan Trust Series 2022-CP1, Class A1 2.042%, 07/25/2061 (E)	147,295	131,303
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
OBX Trust
Series 2020-EXP2, Class A3, 2.500%, 05/25/2060 (A)(E)	$108,731	$89,275
Series 2021-NQM2, Class A1, 1.101%, 05/25/2061 (A)(E)	226,192	175,273
One Market Plaza Trust Series 2017-1MKT, Class D 4.146%, 02/10/2032 (E)	90,000	74,121
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (A)(E)	290,493	252,211
Sequoia Mortgage Trust Series 2005-3, Class A1 (1 month LIBOR + 0.400%) 5.557%, 05/20/2035 (B)	24,762	21,305
SLG Office Trust Series 2021-OVA, Class D 2.851%, 07/15/2041 (E)	352,000	260,895
Structured Asset Securities Corp. Series 1998-RF2, Class A 4.739%, 07/15/2027 (A)(E)	32,115	32,036
Towd Point Mortgage Trust
Series 2015-1, Class A5, 4.095%, 10/25/2053 (A)(E)	123,000	119,617
Series 2015-2, Class 1M2, 3.575%, 11/25/2060 (A)(E)	102,793	100,568
Series 2015-6, Class M2, 3.750%, 04/25/2055 (A)(E)	1,000,000	939,612
Series 2017-2, Class A1, 2.750%, 04/25/2057 (A)(E)	3,588	3,547
Series 2018-1, Class A1, 3.000%, 01/25/2058 (A)(E)	38,892	37,228
Series 2018-4, Class A1, 3.000%, 06/25/2058 (A)(E)	206,083	187,323
Series 2018-5, Class A1A, 3.250%, 07/25/2058 (A)(E)	21,819	20,822
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (A)(E)	136,081	131,381
Series 2019-1, Class A1, 3.750%, 03/25/2058 (A)(E)	165,538	154,897
Series 2019-4, Class A1, 2.900%, 10/25/2059 (A)(E)	150,481	138,233
Series 2020-4, Class A1, 1.750%, 10/25/2060 (E)	227,119	197,316
UBS Commercial Mortgage Trust Series 2019-C17, Class XA IO 1.605%, 10/15/2052	5,783,194	380,830
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO 0.663%, 05/10/2063 (E)	885,650	12
Velocity Commercial Capital Loan Trust Series 2018-2, Class M1 4.260%, 10/26/2048 (A)(E)	154,948	136,380
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter), 1.218%, 05/25/2065 (E)	72,931	65,572
Series 2021-3, Class A1, 1.046%, 06/25/2066 (A)(E)	242,927	202,601
Series 2021-4, Class A1, 0.938%, 07/25/2066 (A)(E)	144,727	113,078

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Verus Securitization Trust (continued)
Series 2021-5, Class A1, 1.013%, 09/25/2066 (A)(E)	$213,011	$167,909
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (A)(E)	105,736	93,776
Washington Mutual Mortgage Pass Through Certificates Series 2005-1, Class 6A1 6.500%, 03/25/2035	176,509	147,566
Wells Fargo Commercial Mortgage Trust Series 2019-C54, Class A3 2.892%, 12/15/2052	500,000	429,520
		27,996,719
U.S. Government Agency – 2.5%
Federal Home Loan Mortgage Corp.
Series 2021-HQA2, Class M2 (1 month SOFR + 2.050%), 7.117%, 12/25/2033 (B)(E)	1,000,000	970,000
Series 2021-HQA3, Class M2 (1 month SOFR + 2.100%), 7.167%, 09/25/2041 (B)(E)	1,000,000	950,000
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%), 8.417%, 05/25/2042 (B)(E)	156,000	157,755
Series 2022-DNA5, Class M1B (1 month SOFR + 4.500%), 9.567%, 06/25/2042 (B)(E)	207,000	217,350
Series 290, Class IO, 3.500%, 11/15/2032	651,571	63,912
Series 3387, Class SB IO, 1.227%, 11/15/2037	651,304	40,597
Series 3632, Class AP, 3.000%, 02/15/2040	350,330	327,976
Series K109, Class X1 IO, 1.697%, 04/25/2030	3,108,270	257,445
Series K121, Class X1 IO, 1.119%, 10/25/2030	12,729,661	720,776
Series T-41, Class 3A, 4.317%, 07/25/2032 (A)	37,650	35,473
Federal National Mortgage Association
Series 2001-50, Class BA, 7.000%, 10/25/2041	3,988	4,035
Series 2002-W3, Class A5, 7.500%, 11/25/2041	41,437	43,977
Series 2011-41, Class KA, 4.000%, 01/25/2041	28,687	27,646
Series 2012-137, Class WI IO, 3.500%, 12/25/2032	589,643	60,708
Series 2012-21, Class PA, 2.000%, 03/25/2041	534,196	496,286
Series 2012-38, Class PA, 2.000%, 09/25/2041	375,567	339,198
Series 2016-M11, Class X1 IO, 0.521%, 07/25/2026	18,255,462	177,297
Series 2016-M12, Class X2 IO, 0.027%, 09/25/2026	28,102,144	13,599
Series 2019-M25, Class X IO, 0.209%, 11/25/2029	30,953,108	233,427
Series 2020-M1, Class X1 IO, 0.283%, 10/25/2029	24,022,462	196,509
Series 2020-R02, Class 2M2 (1 month LIBOR + 2.000%), 7.150%, 01/25/2040 (B)(E)	124,765	124,886
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2021-31, Class IE IO, 0.687%, 03/25/2050	$2,594,000	$66,354
Series 2021-M8, Class X IO, 0.333%, 11/25/2035	10,256,857	218,691
Series 2021-R01, Class 1M2 (1 month SOFR + 1.550%), 6.617%, 10/25/2041 (B)(E)	1,000,000	980,039
Series 2022-22, Class B, 2.000%, 07/25/2054	1,007,717	625,192
Series 427, Class C20 IO, 2.000%, 02/25/2051	1,934,144	253,362
Government National Mortgage Association
Series 2008-90, Class IO, 2.011%, 12/16/2050	2,025,464	250,402
Series 2010-147, Class SA IO, 1.024%, 05/20/2040	275,853	5,393
Series 2010-85, Class SB IO, 1.442%, 03/16/2040	576,904	26,488
Series 2012-114, Class IO, 0.620%, 01/16/2053	257,168	3,940
Series 2012-120, Class IO, 0.641%, 02/16/2053	3,558,812	56,122
Series 2012-70, Class IO, 0.094%, 08/16/2052	242,348	126
Series 2015-41, Class IO, 0.276%, 09/16/2056	2,081,924	22,918
Series 2015-86, Class IO, 0.416%, 05/16/2052	21,910,427	344,200
Series 2016-162, Class IO, 0.676%, 09/16/2058	6,748,379	205,394
Series 2016-174, Class IO, 0.892%, 11/16/2056	307,968	12,233
Series 2017-109, Class IO, 0.230%, 04/16/2057	616,707	11,010
Series 2017-124, Class IO, 0.619%, 01/16/2059	634,903	18,957
Series 2017-135, Class IO, 0.719%, 10/16/2058	990,872	39,062
Series 2017-140, Class IO, 0.486%, 02/16/2059	387,721	12,429
Series 2017-159, Class IO, 0.433%, 06/16/2059	9,535,356	286,278
Series 2017-169, Class IO, 0.587%, 01/16/2060	1,885,334	61,172
Series 2017-20, Class IO, 0.530%, 12/16/2058	1,400,938	34,262
Series 2017-22, Class IO, 0.757%, 12/16/2057	186,473	6,581
Series 2017-23, Class IO, 0.608%, 05/16/2059	5,893,545	193,787
Series 2017-41, Class IO, 0.593%, 07/16/2058	519,995	14,119
Series 2017-46, Class IO, 0.698%, 11/16/2057	640,015	23,568
Series 2017-50, Class IO, 0.638%, 01/16/2057	8,649,043	290,221
Series 2017-53, Class IO, 0.530%, 11/16/2056	8,883,519	281,056
Series 2017-61, Class IO, 0.745%, 05/16/2059	320,601	11,465

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2018-158, Class IO, 0.774%, 05/16/2061	$1,606,898	$78,051
Series 2018-35, Class IO, 0.530%, 03/16/2060	1,522,041	54,281
Series 2018-43, Class IO, 0.438%, 05/16/2060	1,311,011	41,984
Series 2018-69, Class IO, 0.611%, 04/16/2060	384,114	16,999
Series 2018-81, Class IO, 0.475%, 01/16/2060	279,982	10,678
Series 2018-85, Class IO, 0.549%, 07/16/2060	5,391,567	212,240
Series 2018-9, Class IO, 0.443%, 01/16/2060	1,629,226	48,082
Series 2019-131, Class IO, 0.802%, 07/16/2061	1,249,185	66,599
Series 2020-100, Class IO, 0.783%, 05/16/2062	1,456,092	83,152
Series 2020-108, Class IO, 0.847%, 06/16/2062	3,180,281	183,198
Series 2020-114, Class IO, 0.800%, 09/16/2062	3,480,579	208,146
Series 2020-118, Class IO, 0.881%, 06/16/2062	2,485,678	149,443
Series 2020-119, Class IO, 0.602%, 08/16/2062	1,402,124	68,020
Series 2020-120, Class IO, 0.761%, 05/16/2062	796,783	45,175
Series 2020-137, Class IO, 0.795%, 09/16/2062	3,655,963	201,105
Series 2020-143, Class IB IO, 0.871%, 03/16/2062	4,291,059	248,992
Series 2020-150, Class IO, 0.962%, 12/16/2062	2,230,515	155,093
Series 2020-161, Class IA IO, 0.500%, 08/16/2062	16,881,886	437,999
Series 2020-170, Class IO, 0.833%, 11/16/2062	2,944,809	182,291
Series 2020-28, Class IO, 0.820%, 11/16/2061	5,365,010	300,428
Series 2020-92, Class IO, 0.878%, 02/16/2062	3,352,501	215,310
Series 2021-11, Class IA IO, 0.250%, 12/16/2062	21,981,694	290,572
Series 2021-3, Class IO, 0.867%, 09/16/2062	3,697,915	232,059
Series 2021-40, Class IO, 0.824%, 02/16/2063	916,314	56,911
Series 2022-106, Class IO, 0.692%, 02/16/2064	5,701,566	335,143
Series 2022-150, Class IO, 0.823%, 06/16/2064	307,275	20,169
Series 2022-17, Class IO, 0.802%, 06/16/2064	2,016,341	130,387
Series 2022-181, Class IO, 0.715%, 07/16/2064	945,441	68,345
Series 2022-21, Class IO, 0.783%, 10/16/2063	885,183	55,675
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2023-30, Class IO, 1.147%, 11/16/2064	$1,249,233	$98,432
		14,108,632
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $53,380,161)		$42,105,351
ASSET BACKED SECURITIES – 6.3%
ABPCI Direct Lending Fund I, Ltd. Series 2020-1A, Class A 3.199%, 12/20/2030 (E)	125,000	116,423
Aegis Asset Backed Securities Trust Series 2004-3, Class M1 (1 month LIBOR + 0.900%) 6.050%, 09/25/2034 (B)	321,653	319,977
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.937%, 08/15/2046 (E)	792,000	692,510
AMSR Trust
Series 2020-SFR4, Class A 1.355%, 11/17/2037 (E)	153,000	138,119
Series 2021-SFR4, Class A 2.117%, 12/17/2038 (E)	105,000	92,833
Applebee's Funding LLC Series 2023-1A, Class A2 7.824%, 03/05/2053 (E)	175,000	172,173
Aqua Finance Trust Series 2021-A, Class A 1.540%, 07/17/2046 (E)	130,106	114,915
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (E)	461,938	406,993
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (E)	420,000	396,558
Series 2020-1A, Class A 2.330%, 08/20/2026 (E)	333,000	309,646
Series 2020-2A, Class C 4.250%, 02/20/2027 (E)	430,000	399,877
Beacon Container Finance II LLC Series 2021-1A, Class A 2.250%, 10/22/2046 (E)	416,667	355,386
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A 3.280%, 09/26/2033 (E)	104,584	98,243
Carlyle Global Market Strategies Series 2018-4A, Class C (3 month LIBOR + 2.900%) 8.150%, 01/20/2031 (B)(E)	530,000	498,147
Cars Net Lease Mortgage Notes Series 2020-1A, Class A1 2.010%, 12/15/2050 (E)	488,750	412,486
CARS-DB4 LP
Series 2020-1A, Class A1 2.690%, 02/15/2050 (E)	890,772	835,907
Series 2020-1A, Class A4 3.190%, 02/15/2050 (E)	989,792	922,414
Series 2020-1A, Class B1 4.170%, 02/15/2050 (E)	766,000	712,543

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Centex Home Equity Loan Trust Series 2005-A, Class M4 (1 month LIBOR + 1.200%) 6.350%, 01/25/2035 (B)	$156,736	$145,896
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (E)	483,006	433,445
Series 2021-1A, Class A1 1.530%, 03/15/2061 (E)	456,145	395,186
Chase Auto Credit Linked Notes Series 2021-3, Class B 0.760%, 02/26/2029 (E)	115,538	110,018
Citibank Credit Card Issuance Trust Series 2017-A6, Class A6 (1 month LIBOR + 0.770%) 5.988%, 05/14/2029 (B)	565,000	564,382
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (E)	442,235	382,859
CLI Funding VIII LLC
Series 2021-1A, Class A 1.640%, 02/18/2046 (E)	359,221	306,081
Series 2022-1A, Class A 2.720%, 01/18/2047 (E)	720,947	612,177
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5 8.100%, 08/15/2025	5,383	5,270
Credit-Based Asset Servicing & Securitization LLC Series 2006-MH1, Class B1 6.750%, 10/25/2036 (E)	1,886,619	1,780,344
CyrusOne Data Centers Issuer I LLC Series 2023-1A, Class A2 4.300%, 04/20/2048 (E)	352,000	313,911
DataBank Issuer Series 2021-1A, Class A2 2.060%, 02/27/2051 (E)	225,000	197,150
DB Master Finance LLC
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (E)	188,553	172,320
Series 2021-1A, Class A2I 2.045%, 11/20/2051 (E)	677,680	589,754
Series 2021-1A, Class A2II 2.493%, 11/20/2051 (E)	985,000	832,725
Diamond Infrastructure Funding LLC
Series 2021-1A, Class B 2.355%, 04/15/2049 (E)	1,000,000	848,822
Series 2021-1A, Class C 3.475%, 04/15/2049 (E)	370,000	321,766
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 4.118%, 07/25/2047 (E)	450,063	414,220
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (E)	1,312,220	1,112,391
Driven Brands Funding LLC
Series 2019-2A, Class A2 3.981%, 10/20/2049 (E)	965,000	875,259
Series 2020-2A, Class A2 3.237%, 01/20/2051 (E)	290,318	249,378
Series 2021-1A, Class A2 2.791%, 10/20/2051 (E)	426,505	350,149
FirstKey Homes Trust
Series 2020-SFR1, Class A 1.339%, 08/17/2037 (E)	388,711	352,777
Series 2020-SFR2, Class A 1.266%, 10/19/2037 (E)	337,908	303,349
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
FirstKey Homes Trust (continued)
Series 2020-SFR2, Class D 1.968%, 10/19/2037 (E)	$500,000	$447,320
Series 2021-SFR1, Class A 1.538%, 08/17/2038 (E)	254,585	222,804
Series 2021-SFR1, Class D 2.189%, 08/17/2038 (E)	346,000	297,113
Series 2022-SFR3, Class A 4.250%, 07/17/2038 (E)	500,000	476,282
Five Guys Funding LLC Series 2017-1A, Class A2 4.600%, 07/25/2047 (E)	667,830	651,369
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (E)	274,000	255,163
Series 2021-1A, Class A2 2.773%, 04/20/2029 (E)	335,000	308,730
HI-FI Music IP Issuer LP Series 2022-1A, Class A2 3.939%, 02/01/2062 (E)	292,000	266,587
Hilton Grand Vacations Trust Series 2018-AA, Class A 3.540%, 02/25/2032 (E)	60,193	57,931
Home Partners of America Trust Series 2021-2, Class A 1.901%, 12/17/2026 (E)	141,564	123,467
ITE Rail Fund Levered LP Series 2021-3A, Class A 2.210%, 06/28/2051 (E)	732,165	630,818
Jack in the Box Funding LLC
Series 2019-1A, Class A23 4.970%, 08/25/2049 (E)	116,323	104,265
Series 2022-1A, Class A2I 3.445%, 02/26/2052 (E)	378,300	334,885
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX 2.730%, 10/25/2048 (E)	20,820	20,108
MetroNet Infrastructure Issuer LLC
Series 2022-1A, Class B 7.460%, 10/20/2052 (E)	400,000	380,370
Series 2023-1A, Class A2 6.560%, 04/20/2053 (E)	205,000	199,229
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (E)	99,925	97,193
Navient Private Education Loan Trust Series 2016-AA, Class A2A 3.910%, 12/15/2045 (E)	65,019	62,775
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.600%, 08/15/2068 (E)	148,733	136,406
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (E)	183,745	154,751
Neighborly Issuer LLC
Series 2021-1A, Class A2 3.584%, 04/30/2051 (E)	517,440	431,700
Series 2022-1A, Class A2 3.695%, 01/30/2052 (E)	251,813	205,360
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.910%, 10/20/2061 (E)	607,000	516,986
Series 2021-1, Class B1 2.410%, 10/20/2061 (E)	184,000	153,223

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
NP SPE II LLC Series 2019-1A, Class B1 4.313%, 09/20/2049 (E)	$500,000	$452,587
NRZ Excess Spread-Collateralized Notes Series 2021-FHT1, Class A 3.104%, 07/25/2026 (E)	75,052	66,812
Oxford Finance Funding LLC Series 2019-1A, Class A2 4.459%, 02/15/2027 (E)	51,830	51,566
Progress Residential Trust
Series 2020-SFR1, Class A 1.732%, 04/17/2037 (E)	208,068	193,109
Series 2021-SFR8, Class B 1.681%, 10/17/2038 (E)	216,000	187,328
Series 2022-SFR3, Class D 4.450%, 04/17/2039 (E)	950,000	872,177
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4 5.434%, 08/25/2035	49,338	48,184
Sesac Finance LLC Series 2019-1, Class A2 5.216%, 07/25/2049 (E)	392,700	368,587
SMB Private Education Loan Trust
Series 2019-B, Class A2A 2.840%, 06/15/2037 (E)	202,868	188,834
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (E)	234,964	208,313
Series 2021-A, Class APT2 1.070%, 01/15/2053 (E)	174,392	149,055
Series 2021-E, Class A1A 1.680%, 02/15/2051 (E)	936,737	833,857
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (E)	308,990	279,368
Series 2021-1A, Class A2I 2.190%, 08/20/2051 (E)	324,225	259,694
Store Master Funding I-VII & XIV Series 2019-1, Class A2 3.650%, 11/20/2049 (E)	285,275	237,104
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (E)	173,333	143,867
Taco Bell Funding LLC Series 2021-1A, Class A2I 1.946%, 08/25/2051 (E)	461,965	397,161
TAL Advantage VII LLC Series 2020-1A, Class B 3.290%, 09/20/2045 (E)	355,725	312,081
TIF Funding II LLC Series 2021-1A, Class A 1.650%, 02/20/2046 (E)	745,775	616,467
Tricon American Homes Trust Series 2020-SFR2, Class D 2.281%, 11/17/2039 (E)	500,000	422,679
Trimaran Cavu, Ltd. Series 2019-1A, Class D (3 month LIBOR + 4.150%) 9.400%, 07/20/2032 (B)(E)	400,000	383,330
Trinity Rail Leasing LLC Series 2021-1A, Class A 2.260%, 07/19/2051 (E)	369,896	312,335
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (E)	508,024	435,167
Series 2021-1A, Class A 1.860%, 03/20/2046 (E)	274,166	229,981
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Vantage Data Centers LLC
Series 2020-1A, Class A2 1.645%, 09/15/2045 (E)	$343,000	$307,398
Series 2020-2A, Class A2 1.992%, 09/15/2045 (E)	312,000	262,573
Series 2021-1A, Class A2 2.165%, 10/15/2046 (E)	400,000	350,887
VR Funding LLC Series 2020-1A, Class A 2.790%, 11/15/2050 (E)	337,415	293,008
Wendy's Funding LLC
Series 2019-1A, Class A2II 4.080%, 06/15/2049 (E)	441,640	394,822
Series 2021-1A, Class A2I 2.370%, 06/15/2051 (E)	280,280	231,774
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (E)	133,146	111,177
Zaxby's Funding LLC Series 2021-1A, Class A2 3.238%, 07/30/2051 (E)	276,083	229,905
TOTAL ASSET BACKED SECURITIES (Cost $38,294,092)		$35,030,801
COMMON STOCKS – 0.0%
Energy – 0.0%
Altera Infrastructure LP (D)	937	25,291
Utilities – 0.0%
Algonquin Power & Utilities Corp.	7,150	210,891
TOTAL COMMON STOCKS (Cost $594,864)		$236,182
PREFERRED SECURITIES – 0.1%
Communication services – 0.0%
Telephone & Data Systems, Inc., 6.625%	5,925	89,468
Financials – 0.0%
Wells Fargo & Company, 7.500%	30	34,560
Utilities – 0.1%
NiSource, Inc., 7.750%	1,800	183,150
TOTAL PREFERRED SECURITIES (Cost $367,013)		$307,178
ESCROW CERTIFICATES – 0.0%
LSC Communications, Inc. (D)(E)(H)	$420,000	819
TOTAL ESCROW CERTIFICATES (Cost $0)		$819
SHORT-TERM INVESTMENTS – 3.1%
Short-term funds – 3.1%
John Hancock Collateral Trust, 5.1773% (I)(J)	1,708,869	17,079,806
TOTAL SHORT-TERM INVESTMENTS (Cost $17,081,055)		$17,079,806
Total Investments (Active Bond Trust) (Cost $610,058,817) – 100.1%		$555,554,157
Other assets and liabilities, net – (0.1%)		(381,003)
TOTAL NET ASSETS – 100.0%		$555,173,154
Currency Abbreviations
ARS	Argentine Peso
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
GO	General Obligation

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	Non-income producing security.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $103,205,084 or 18.6% of the fund's net assets as of 6-30-23.
Active Bond Trust (continued)
(F)	All or a portion of this security is on loan as of 6-30-23.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(I)	The rate shown is the annualized seven-day yield as of 6-30-23.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $617,301.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	38	Long	Sep 2023	$4,308,000	$4,266,094	$(41,906)
						$(41,906)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Core Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 56.4%
U.S. Government – 25.7%
U.S. Treasury Bonds
1.125%, 05/15/2040 to 08/15/2040	$15,945,000	$10,256,788
1.375%, 11/15/2040	24,338,000	16,283,643
1.750%, 08/15/2041	26,163,000	18,380,540
1.875%, 02/15/2041	1,263,000	917,204
2.000%, 11/15/2041 to 08/15/2051	18,404,000	13,199,042
2.250%, 02/15/2052	38,000	27,461
2.875%, 05/15/2052	2,062,000	1,708,802
3.000%, 08/15/2052	8,708,000	7,403,841
3.375%, 08/15/2042	367,000	333,124
3.625%, 02/15/2053 to 05/15/2053	14,436,000	13,854,818
3.875%, 02/15/2043 to 05/15/2043	6,698,000	6,535,667
5.250%, 11/15/2028	380,000	399,520
U.S. Treasury Notes
0.375%, 07/31/2027	7,183,000	6,144,832
0.750%, 05/31/2026	4,000	3,593
1.125%, 02/29/2028 to 08/31/2028	3,756,000	3,258,392
1.375%, 10/31/2028	4,782,000	4,160,340
1.500%, 08/15/2026	17,404,000	15,907,664
1.625%, 05/15/2026	7,507,000	6,926,674
1.750%, 12/31/2026	1,523,000	1,394,913
1.875%, 02/28/2029	4,806,000	4,273,773
2.000%, 11/15/2026	2,538,000	2,347,551
2.250%, 11/15/2025	979,000	924,926
2.625%, 02/15/2029 to 07/31/2029	3,441,000	3,186,631
Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
2.750%, 07/31/2027	$1,945,000	$1,833,694
2.875%, 04/30/2025 to 04/30/2029	4,962,000	4,733,845
3.000%, 07/15/2025	1,779,000	1,714,581
3.250%, 06/30/2029	5,189,000	4,964,414
3.375%, 05/15/2033	5,119,000	4,936,636
3.500%, 01/31/2028 to 04/30/2028	9,931,000	9,648,100
3.625%, 05/15/2026 to 05/31/2028	3,147,000	3,076,050
3.750%, 05/31/2030	1,364,000	1,345,032
3.875%, 03/31/2025	34,000	33,332
4.000%, 06/30/2028	19,857,000	19,748,407
4.125%, 01/31/2025 to 06/15/2026	5,411,000	5,336,145
4.250%, 05/31/2025 to 10/15/2025	5,967,000	5,897,465
4.375%, 10/31/2024	241,000	238,091
4.500%, 11/30/2024	42,000	41,554
		201,377,085

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency – 30.7%
Federal Home Loan Bank 1.000%, (1.000% to 9-30-23, 1.250% to 9-30-24, 1.500% to 9-30-25, 1.750% to 9-30-26, 2.000% to 9-30-27, 2.250% to 9-30-28, 2.500% to 9-30-29, 3.000% to 3-30-30, 3.500% to 9-30-30, 4.000% to 3-30-31, then 4.500% thereafter), 09/30/2031	$1,450,000	$1,204,260
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2040 to 12/01/2051	16,896,843	14,379,721
2.407%, (12 month LIBOR + 1.635%), 07/01/2043 (A)	43,622	44,051
2.500%, 04/01/2042 to 03/01/2052	4,283,139	3,692,439
2.521%, (12 month LIBOR + 1.631%), 11/01/2043 (A)	85,066	85,042
2.672%, (12 month LIBOR + 1.611%), 10/01/2043 (A)	84,462	84,671
2.817%, (12 month LIBOR + 1.641%), 05/01/2049 (A)	291,659	284,206
3.000%, 04/01/2040 to 02/01/2047	6,053,740	5,471,856
3.034%, (12 month LIBOR + 1.606%), 09/01/2043 (A)	41,726	41,609
3.155%, (12 month LIBOR + 1.642%), 08/01/2043 (A)	70,416	69,675
3.500%, 06/01/2046 to 10/01/2046	735,958	681,431
3.586%, (12 month LIBOR + 1.646%), 10/01/2043 (A)	105,368	106,104
3.913%, (1 month SOFR + 2.130%), 07/01/2052 (A)	386,495	367,522
3.922%, (12 month LIBOR + 1.727%), 01/01/2044 (A)	157,446	156,454
3.986%, (1 month SOFR + 2.140%), 08/01/2052 (A)	528,355	498,129
4.000%, 07/01/2049	1,332,816	1,281,938
4.123%, (1 month SOFR + 2.380%), 09/01/2052 (A)	270,319	258,447
4.140%, (12 month LIBOR + 1.637%), 03/01/2049 (A)	377,470	378,406
4.177%, 12/14/2029 (B)	1,179,000	901,677
4.199%, (1 month SOFR + 2.304%), 05/01/2053 (A)	1,524,433	1,470,757
4.299%, (1 month SOFR + 2.130%), 07/01/2052 (A)	456,013	438,585
4.500%, 06/01/2039 to 07/01/2039	88,675	86,660
4.670%, (12 month LIBOR + 1.637%), 04/01/2048 (A)	909,448	915,595
5.147%, (12 month LIBOR + 1.689%), 09/01/2047 (A)	448,021	449,263
5.403%, (12 month LIBOR + 1.638%), 09/01/2045 (A)	710,435	709,835
5.497%, (12 month LIBOR + 1.770%), 09/01/2042 (A)	71,602	72,869
6.324%, (12 month LIBOR + 1.684%), 02/01/2043 (A)	103,496	104,437
7.040%, (12 month LIBOR + 1.650%), 03/01/2043 (A)	70,506	70,436
Federal National Mortgage Association
1.500%, 10/01/2041 to 07/01/2051	12,460,378	10,069,846
1.520%, 08/21/2035	1,478,000	1,049,053
1.900%, 01/25/2036	1,322,000	971,545
2.000%, TBA (C)	2,400,000	1,955,727
2.000%, 06/01/2040 to 03/01/2047	45,343,358	38,513,231
2.500%, 12/01/2040 to 03/01/2052	10,727,115	9,368,784
Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
3.000%, 05/01/2040 to 07/01/2060	$50,830,080	$45,703,131
3.014%, (12 month LIBOR + 1.603%), 03/01/2050 (A)	980,063	953,010
3.203%, (12 month LIBOR + 1.578%), 10/01/2043 (A)	189,692	189,221
3.500%, 03/01/2042 to 04/01/2050	10,961,312	10,172,136
3.681%, (1 month SOFR + 2.370%), 08/01/2052 (A)	560,110	530,557
3.965%, (1 month SOFR + 2.120%), 08/01/2052 (A)	233,303	220,528
4.000%, 01/01/2027 to 05/01/2049	10,761,601	10,446,066
4.143%, (1 month SOFR + 2.120%), 09/01/2052 (A)	814,154	788,084
4.149%, (1 month SOFR + 2.131%), 10/01/2052 (A)	1,912,904	1,850,343
4.169%, (1 month SOFR + 2.120%), 07/01/2052 (A)	830,163	790,278
4.218%, (1 month SOFR + 2.370%), 09/01/2052 (A)	263,022	252,919
4.249%, (1 month SOFR + 2.127%), 11/01/2052 (A)	682,241	661,558
4.284%, 11/15/2030 (B)	3,465,000	2,531,213
4.300%, (12 month LIBOR + 1.579%), 06/01/2045 (A)	271,304	274,419
4.306%, (1 month SOFR + 2.125%), 08/01/2052 (A)	1,026,371	991,504
4.355%, (1 month SOFR + 2.124%), 07/01/2052 (A)	980,042	948,282
4.500%, 06/01/2041 to 11/01/2048	2,275,640	2,240,805
4.517%, (1 month SOFR + 2.120%), 11/01/2052 (A)	434,096	423,674
4.629%, (1 month SOFR + 2.125%), 08/01/2052 (A)	1,122,727	1,094,684
4.634%, (1 month SOFR + 2.123%), 08/01/2052 (A)	839,735	812,440
4.653%, (1 month SOFR + 2.130%), 08/01/2052 (A)	867,452	846,477
4.674%, (12 month LIBOR + 1.583%), 01/01/2046 (A)	700,150	704,656
5.500%, TBA (C)	2,400,000	2,388,467
5.500%, 09/01/2052	744,336	762,269
6.000%, TBA (C)	22,900,000	23,095,648
6.000%, 05/01/2053	2,262,775	2,282,797
6.058%, (12 month LIBOR + 1.653%), 01/01/2043 (A)	42,622	43,433
6.500%, 11/01/2052 to 02/01/2053	824,373	874,802
6.756%, (12 month LIBOR + 1.560%), 06/01/2043 (A)	53,772	54,649
6.953%, (12 month LIBOR + 1.560%), 03/01/2043 (A)	9,816	9,929
7.000%, 02/01/2053	672,485	698,650
Government National Mortgage Association
3.000%, 06/20/2043 to 10/20/2050	7,868,229	7,087,994
3.500%, 01/20/2048	459,851	428,210
4.000%, 03/20/2048 to 04/20/2048	622,129	594,831
4.500%, 08/15/2047 to 02/20/2049	1,035,010	1,011,043
6.000%, TBA (C)	19,000,000	19,110,038
6.000%, 01/20/2053	1,572,289	1,614,049
		239,717,055
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $465,846,530)		$441,094,140

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.9%
Australia – 0.1%
Export Finance & Insurance Corp. 4.625%, 10/26/2027 (D)	$1,045,000	$1,047,452
Bermuda – 0.0%
Government of Bermuda 5.000%, 07/15/2032 (D)	311,000	303,225
Canada – 0.1%
Province of Saskatchewan 3.250%, 06/08/2027	407,000	385,148
Israel – 0.1%
State of Israel 4.500%, 01/17/2033	1,116,000	1,094,573
Italy – 0.0%
Republic of Italy 3.875%, 05/06/2051	200,000	144,154
Mexico – 0.3%
Government of Mexico
3.500%, 02/12/2034	1,249,000	1,046,125
3.750%, 04/19/2071	688,000	458,074
3.771%, 05/24/2061	258,000	175,097
6.338%, 05/04/2053	724,000	737,508
		2,416,804
Panama – 0.1%
Republic of Panama 6.853%, 03/28/2054	301,000	312,963
Paraguay – 0.1%
Republic of Paraguay
5.400%, 03/30/2050 (D)	317,000	270,408
5.850%, 08/21/2033 (D)	677,000	676,900
		947,308
Poland – 0.1%
Republic of Poland 5.500%, 04/04/2053	339,000	340,900
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $7,401,047)		$6,992,527
CORPORATE BONDS – 24.0%
Communication services – 1.9%
AT&T, Inc.
3.500%, 06/01/2041	287,000	220,325
3.650%, 09/15/2059	281,000	195,638
3.800%, 12/01/2057	809,000	585,714
5.400%, 02/15/2034	1,679,000	1,681,884
Charter Communications Operating LLC 3.500%, 06/01/2041 to 03/01/2042	1,128,000	755,672
Comcast Corp.
2.987%, 11/01/2063	336,000	212,885
4.049%, 11/01/2052	290,000	240,893
5.350%, 11/15/2027	590,000	600,532
Discovery Communications LLC 4.000%, 09/15/2055	314,000	208,701
Meta Platforms, Inc.
5.600%, 05/15/2053	567,000	582,316
5.750%, 05/15/2063	567,000	586,800
Paramount Global 4.950%, 05/19/2050	364,000	273,207
T-Mobile USA, Inc.
1.500%, 02/15/2026	201,000	181,623
2.250%, 02/15/2026	627,000	576,122
2.550%, 02/15/2031	449,000	373,213
3.750%, 04/15/2027	956,000	904,955
4.800%, 07/15/2028	597,000	584,666
4.950%, 03/15/2028	596,000	586,502
5.050%, 07/15/2033	746,000	732,496
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
T-Mobile USA, Inc. (continued)
5.650%, 01/15/2053	$913,000	$927,060
Verizon Communications, Inc.
2.355%, 03/15/2032	746,000	599,996
2.650%, 11/20/2040	376,000	261,544
5.050%, 05/09/2033	1,624,000	1,605,928
WarnerMedia Holdings, Inc.
5.050%, 03/15/2042	590,000	497,292
5.141%, 03/15/2052	1,049,000	854,146
5.391%, 03/15/2062	372,000	303,169
		15,133,279
Consumer discretionary – 0.9%
Ford Motor Credit Company LLC
2.900%, 02/10/2029	551,000	455,962
7.200%, 06/10/2030	823,000	830,580
General Motors Company 5.200%, 04/01/2045	240,000	204,725
Harley-Davidson Financial Services, Inc. 6.500%, 03/10/2028 (D)	449,000	449,139
Hyundai Capital America
0.800%, 01/08/2024 (D)	236,000	229,810
1.300%, 01/08/2026 (D)	567,000	507,311
5.500%, 03/30/2026 (D)	596,000	590,620
5.600%, 03/30/2028 (D)	935,000	930,109
5.700%, 06/26/2030 (D)	588,000	584,170
Lowe's Companies, Inc.
4.250%, 04/01/2052	563,000	459,340
5.150%, 07/01/2033	824,000	823,702
5.625%, 04/15/2053	730,000	729,563
5.750%, 07/01/2053	301,000	306,706
5.850%, 04/01/2063	151,000	150,530
		7,252,267
Consumer staples – 1.6%
Anheuser-Busch Companies LLC 4.700%, 02/01/2036	1,657,000	1,611,622
Anheuser-Busch InBev Worldwide, Inc. 4.375%, 04/15/2038	797,000	737,923
Bunge, Ltd. Finance Corp.
1.630%, 08/17/2025	308,000	283,377
2.750%, 05/14/2031	64,000	53,724
Constellation Brands, Inc.
4.900%, 05/01/2033	433,000	425,438
5.250%, 11/15/2048	324,000	310,219
Kenvue, Inc.
4.900%, 03/22/2033 (D)	1,196,000	1,210,131
5.050%, 03/22/2028 to 03/22/2053 (D)	971,000	983,440
5.200%, 03/22/2063 (D)	149,000	152,545
Philip Morris International, Inc.
4.875%, 02/13/2026 to 02/15/2028	1,779,000	1,755,788
5.000%, 11/17/2025	634,000	630,732
5.125%, 11/17/2027 to 02/15/2030	1,925,000	1,916,945
5.375%, 02/15/2033	810,000	808,215
5.750%, 11/17/2032	152,000	155,659
Walmart, Inc.
4.100%, 04/15/2033	750,000	728,220
4.500%, 04/15/2053	450,000	438,873
		12,202,851
Energy – 1.5%
Aker BP ASA
5.600%, 06/13/2028 (D)	883,000	876,574
6.000%, 06/13/2033 (D)	737,000	737,261
BP Capital Markets America, Inc. 4.812%, 02/13/2033	1,639,000	1,615,180

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Energy Transfer LP
4.400%, 03/15/2027	$132,000	$126,209
4.950%, 05/15/2028	989,000	956,863
5.300%, 04/15/2047	774,000	673,202
5.400%, 10/01/2047	227,000	200,072
5.750%, 02/15/2033	1,088,000	1,095,122
6.125%, 12/15/2045	239,000	227,064
Exxon Mobil Corp.
3.452%, 04/15/2051	752,000	584,299
4.327%, 03/19/2050	989,000	896,022
Galaxy Pipeline Assets Bidco, Ltd.
1.750%, 09/30/2027 (D)	549,945	506,771
2.160%, 03/31/2034 (D)	651,131	552,834
2.625%, 03/31/2036 (D)	459,000	370,076
2.940%, 09/30/2040 (D)	257,409	206,313
MPLX LP
4.950%, 03/14/2052	555,000	471,358
5.000%, 03/01/2033	899,000	861,138
Petroleos Mexicanos
2.378%, 04/15/2025	275,000	265,411
2.460%, 12/15/2025	810,250	775,064
		11,996,833
Financials – 6.9%
American Express Company 5.043%, (5.043% to 5-1-33, then SOFR + 1.835%), 05/01/2034	1,040,000	1,017,247
Antares Holdings LP 3.750%, 07/15/2027 (D)	616,000	515,365
Bank of America Corp.
1.734%, (1.734% to 7-22-26, then SOFR + 0.960%), 07/22/2027	1,488,000	1,328,434
3.419%, (3.419% to 12-20-27, then 3 month CME Term SOFR + 1.302%), 12/20/2028	2,081,000	1,908,326
5.080%, (5.080% to 1-20-26, then SOFR + 1.290%), 01/20/2027	766,000	754,248
5.202%, (5.202% to 4-25-28, then SOFR + 1.630%), 04/25/2029	1,316,000	1,301,618
5.288%, (5.288% to 4-25-33, then SOFR + 1.910%), 04/25/2034	2,714,000	2,688,777
Barclays PLC
5.829%, (5.829% to 5-9-26, then SOFR + 2.210%), 05/09/2027	1,777,000	1,752,839
6.224%, (6.224% to 5-9-33, then SOFR + 2.980%), 05/09/2034	918,000	914,360
7.437%, (7.437% to 11-2-32, then 1 Year CMT + 3.500%), 11/02/2033	1,133,000	1,225,781
BNP Paribas SA 5.335%, (5.335% to 6-12-28, then 1 Year CMT + 1.500%), 06/12/2029 (D)	1,178,000	1,161,769
Brighthouse Financial, Inc. 3.850%, 12/22/2051	265,000	167,242
Brookfield Capital Finance LLC 6.087%, 06/14/2033	736,000	747,183
Capital One Financial Corp.
6.312%, (6.312% to 6-8-28, then SOFR + 2.640%), 06/08/2029	1,179,000	1,171,058
6.377%, (6.377% to 6-8-33, then SOFR + 2.860%), 06/08/2034	884,000	877,666
Citigroup, Inc. 6.174%, (6.174% to 5-25-33, then SOFR + 2.661%), 05/25/2034	1,768,000	1,783,403
Cooperatieve Rabobank UA 5.564%, (5.564% to 2-28-28, then 1 Year CMT + 1.400%), 02/28/2029 (D)	2,128,000	2,099,585
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Deutsche Bank AG 3.742%, (3.742% to 10-7-31, then SOFR + 2.257%), 01/07/2033	$1,166,000	$855,109
Fiserv, Inc. 5.600%, 03/02/2033	153,000	155,725
HSBC Holdings PLC
6.161%, (6.161% to 3-9-28, then SOFR + 1.970%), 03/09/2029	1,212,000	1,222,314
6.254%, (6.254% to 3-9-33, then SOFR + 2.390%), 03/09/2034	340,000	348,517
6.332%, (6.332% to 3-9-43, then SOFR + 2.650%), 03/09/2044	535,000	554,588
KeyBank NA 5.000%, 01/26/2033	938,000	811,799
M&T Bank Corp. 5.053%, (5.053% to 1-27-33, then SOFR + 1.850%), 01/27/2034	551,000	503,239
Macquarie Group, Ltd. 5.887%, (5.887% to 6-15-33, then SOFR + 2.380%), 06/15/2034 (D)	1,179,000	1,158,330
Manufacturers & Traders Trust Company 4.700%, 01/27/2028	337,000	315,127
Mizuho Financial Group, Inc. 5.748%, (5.748% to 7-6-33, then 1 Year CMT + 1.900%), 07/06/2034	601,000	602,789
Morgan Stanley
5.123%, (5.123% to 2-1-28, then SOFR + 1.730%), 02/01/2029	295,000	290,940
5.164%, (5.164% to 4-20-28, then SOFR + 1.590%), 04/20/2029	295,000	291,397
5.250%, (5.25% to 4-21-33, then SOFR + 1.870%), 04/21/2034	896,000	884,754
6.342%, (6.342% to 10-18-32, then SOFR + 2.560%), 10/18/2033	1,021,000	1,086,143
National Australia Bank Ltd. 4.900%, 06/13/2028	1,142,000	1,130,728
Santander Holdings USA, Inc.
6.499%, (6.499% to 3-9-28, then SOFR + 2.356%), 03/09/2029	1,221,000	1,207,732
6.565%, (6.565% to 6-12-28, then SOFR + 2.700%), 06/12/2029	736,000	721,713
SBL Holdings, Inc. 5.000%, 02/18/2031 (D)	929,000	719,442
Svenska Handelsbanken AB 5.500%, 06/15/2028 (D)	1,782,000	1,746,137
Swedbank AB 5.472%, 06/15/2026 (D)	1,767,000	1,751,473
The Bank of New York Mellon Corp.
4.947%, (4.947% to 4-26-26, then SOFR + 1.026%), 04/26/2027	1,792,000	1,769,893
4.967%, (4.967% to 4-26-33, then SOFR + 1.606%), 04/26/2034	1,344,000	1,312,521
The Bank of Nova Scotia 5.250%, 06/12/2028	1,179,000	1,170,973
The Charles Schwab Corp.
5.643%, (5.643% to 5-19-28, then SOFR + 2.210%), 05/19/2029	1,208,000	1,206,550
5.853%, (5.853% to 5-19-33, then SOFR + 2.500%), 05/19/2034	294,000	298,376
The Goldman Sachs Group, Inc. 1.948%, (1.948% to 10-21-26, then SOFR + 0.913%), 10/21/2027	665,000	591,536
Truist Financial Corp.
5.867%, (5.867% to 6-8-33, then SOFR + 2.361%), 06/08/2034	737,000	737,303

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Truist Financial Corp. (continued)
6.047%, (6.047% to 6-8-26, then SOFR + 2.050%), 06/08/2027	$1,032,000	$1,032,428
Trust Fibra Uno 6.390%, 01/15/2050 (D)	356,000	281,685
U.S. Bancorp
5.775%, (5.775% to 6-12-28, then SOFR + 2.020%), 06/12/2029	1,473,000	1,472,560
5.836%, (5.836% to 6-10-33, then SOFR + 2.260%), 06/12/2034	589,000	593,262
UBS Group AG
4.194%, (4.194% to 4-1-30, then SOFR + 3.730%), 04/01/2031 (D)(E)	469,000	417,438
4.282%, 01/09/2028 (D)	1,196,000	1,105,347
5.959%, (5.959% to 1-12-33, then 1 Year CMT + 2.200%), 01/12/2034 (D)	323,000	321,304
6.442%, (6.442% to 8-11-27, then SOFR + 3.700%), 08/11/2028 (D)	1,170,000	1,174,328
Wells Fargo & Company 4.897%, (4.897% to 7-25-32, then SOFR + 2.100%), 07/25/2033	2,487,000	2,385,561
		53,643,962
Health care – 2.9%
Abbott Laboratories
1.400%, 06/30/2030	672,000	552,777
4.750%, 11/30/2036	449,000	450,772
AbbVie, Inc.
4.050%, 11/21/2039	317,000	276,000
4.250%, 11/21/2049	1,524,000	1,315,409
4.300%, 05/14/2036	194,000	178,160
4.450%, 05/14/2046	198,000	174,338
4.550%, 03/15/2035	448,000	426,618
Amgen, Inc.
5.150%, 03/02/2028	896,000	895,193
5.250%, 03/02/2025	1,492,000	1,484,119
5.650%, 03/02/2053	1,694,000	1,715,523
Astrazeneca Finance LLC
4.875%, 03/03/2028	655,000	654,623
4.900%, 03/03/2030	895,000	896,678
CVS Health Corp. 4.875%, 07/20/2035	89,000	84,571
DH Europe Finance II Sarl 2.200%, 11/15/2024	735,000	703,891
Eli Lilly & Company
4.700%, 02/27/2033	297,000	300,893
4.875%, 02/27/2053	448,000	460,143
4.950%, 02/27/2063	209,000	213,288
Gilead Sciences, Inc.
1.650%, 10/01/2030 (E)	269,000	219,542
2.600%, 10/01/2040	465,000	336,778
4.000%, 09/01/2036	239,000	215,505
4.600%, 09/01/2035	337,000	324,477
HCA, Inc.
4.625%, 03/15/2052 (D)	287,000	235,841
5.200%, 06/01/2028	1,384,000	1,372,744
5.900%, 06/01/2053	1,036,000	1,026,311
Merck & Company, Inc.
4.500%, 05/17/2033	151,000	149,780
5.000%, 05/17/2053	303,000	306,951
5.150%, 05/17/2063	227,000	231,850
Pfizer Investment Enterprises Pte, Ltd.
4.750%, 05/19/2033	2,346,000	2,337,161
5.300%, 05/19/2053	973,000	1,011,610
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Pfizer Investment Enterprises Pte, Ltd. (continued)
5.340%, 05/19/2063	$448,000	$453,353
Roche Holdings, Inc. 2.076%, 12/13/2031 (D)	293,000	241,397
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/2023	220,000	218,547
Takeda Pharmaceutical Company, Ltd. 4.400%, 11/26/2023	193,000	191,917
The Cigna Group 5.400%, 03/15/2033	374,000	380,595
UnitedHealth Group, Inc.
3.050%, 05/15/2041	141,000	108,991
3.250%, 05/15/2051	444,000	331,182
4.000%, 05/15/2029	568,000	542,812
5.050%, 04/15/2053	279,000	277,311
5.200%, 04/15/2063	310,000	310,115
5.875%, 02/15/2053	714,000	793,060
		22,400,826
Industrials – 2.1%
Adani International Container Terminal Private, Ltd. 3.000%, 02/16/2031 (D)	258,030	202,092
AerCap Ireland Capital DAC 1.150%, 10/29/2023	3,087,000	3,037,540
Burlington Northern Santa Fe LLC 4.450%, 01/15/2053	121,000	110,715
Canadian Pacific Railway Company
1.350%, 12/02/2024	665,000	624,814
1.750%, 12/02/2026	129,000	115,954
Crowley Conro LLC 4.181%, 08/15/2043	464,535	449,670
Delta Air Lines, Inc. 4.750%, 10/20/2028 (D)	980,000	951,275
John Deere Capital Corp.
4.150%, 09/15/2027	1,410,000	1,375,868
4.700%, 06/10/2030	1,824,000	1,811,962
4.850%, 10/11/2029	335,000	334,650
4.900%, 03/03/2028	746,000	750,449
Lockheed Martin Corp. 4.750%, 02/15/2034	1,064,000	1,061,431
Northrop Grumman Corp. 4.400%, 05/01/2030	344,000	334,926
Quanta Services, Inc. 0.950%, 10/01/2024	534,000	501,780
Raytheon Technologies Corp.
5.150%, 02/27/2033	777,000	787,620
5.375%, 02/27/2053	481,000	499,467
Republic Services, Inc.
4.875%, 04/01/2029	449,000	448,286
5.000%, 04/01/2034	449,000	447,991
The Boeing Company
2.196%, 02/04/2026	1,016,000	932,493
3.250%, 02/01/2035	329,000	266,763
3.750%, 02/01/2050	587,000	440,875
Union Pacific Corp.
2.375%, 05/20/2031	285,000	240,991
2.800%, 02/14/2032	386,000	333,057
3.375%, 02/14/2042	321,000	256,485
		16,317,154
Information technology – 2.1%
Apple, Inc.
2.375%, 02/08/2041	218,000	160,777
2.650%, 02/08/2051	183,000	126,406

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Apple, Inc. (continued)
3.950%, 08/08/2052	$420,000	$370,167
4.000%, 05/10/2028	896,000	881,444
4.150%, 05/10/2030	448,000	440,915
4.850%, 05/10/2053	388,000	397,609
Broadcom, Inc.
2.450%, 02/15/2031 (D)	468,000	380,625
3.150%, 11/15/2025	351,000	333,447
3.419%, 04/15/2033 (D)	385,000	321,959
3.469%, 04/15/2034 (D)	300,000	246,093
4.926%, 05/15/2037 (D)	428,000	387,342
Intel Corp.
2.800%, 08/12/2041	255,000	181,667
5.625%, 02/10/2043	172,000	174,666
5.700%, 02/10/2053	298,000	303,154
5.900%, 02/10/2063	417,000	430,644
KLA Corp. 3.300%, 03/01/2050	245,000	183,736
Micron Technology, Inc.
3.477%, 11/01/2051	147,000	98,058
5.375%, 04/15/2028	1,499,000	1,484,536
5.875%, 02/09/2033	177,000	176,116
NXP BV
2.500%, 05/11/2031	298,000	242,871
3.250%, 05/11/2041	293,000	213,254
4.400%, 06/01/2027	324,000	313,208
Oracle Corp.
4.000%, 07/15/2046	520,000	399,678
4.375%, 05/15/2055	180,000	143,927
5.550%, 02/06/2053	398,000	385,401
6.900%, 11/09/2052	664,000	745,252
Qualcomm, Inc. 6.000%, 05/20/2053	674,000	754,407
Texas Instruments, Inc.
4.900%, 03/14/2033	1,196,000	1,225,404
5.000%, 03/14/2053	747,000	756,777
5.050%, 05/18/2063	448,000	448,888
VMware, Inc.
0.600%, 08/15/2023	1,311,000	1,303,123
1.000%, 08/15/2024	931,000	881,446
1.400%, 08/15/2026	871,000	769,130
4.700%, 05/15/2030	538,000	513,438
		16,175,565
Materials – 0.5%
Anglo American Capital PLC
4.750%, 03/16/2052 (D)	470,000	388,284
5.500%, 05/02/2033 (D)	409,000	399,590
BHP Billiton Finance USA, Ltd. 4.875%, 02/27/2026	1,493,000	1,485,385
Glencore Finance Canada, Ltd.
5.550%, 10/25/2042 (D)	134,000	124,626
6.000%, 11/15/2041 (D)	109,000	108,212
6.900%, 11/15/2037 (D)	309,000	330,665
Glencore Funding LLC
2.625%, 09/23/2031 (D)	129,000	103,850
5.700%, 05/08/2033 (D)	426,000	422,667
Rohm and Haas Company 7.850%, 07/15/2029	476,000	530,688
The Dow Chemical Company 6.900%, 05/15/2053	281,000	317,322
		4,211,289
Real estate – 1.6%
Agree LP
2.000%, 06/15/2028	560,000	465,981
2.600%, 06/15/2033	127,000	97,616
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Agree LP (continued)
4.800%, 10/01/2032	$281,000	$261,007
American Homes 4 Rent LP
3.625%, 04/15/2032	516,000	445,924
4.300%, 04/15/2052	231,000	179,887
American Tower Corp.
2.950%, 01/15/2051	149,000	93,959
3.125%, 01/15/2027	253,000	233,034
5.500%, 03/15/2028	597,000	592,847
5.550%, 07/15/2033	737,000	742,055
Boston Properties LP 6.500%, 01/15/2034	59,000	59,371
Brixmor Operating Partnership LP 2.500%, 08/16/2031	493,000	382,724
Crown Castle, Inc.
1.050%, 07/15/2026	803,000	702,989
2.900%, 03/15/2027 to 04/01/2041	730,000	604,260
3.800%, 02/15/2028	293,000	273,090
4.800%, 09/01/2028	293,000	284,221
5.000%, 01/11/2028	1,548,000	1,519,156
Essex Portfolio LP 2.550%, 06/15/2031	266,000	214,981
Federal Realty Investment Trust 3.950%, 01/15/2024	357,000	352,927
Invitation Homes Operating Partnership LP
2.000%, 08/15/2031	90,000	68,950
4.150%, 04/15/2032	513,000	459,408
Mid-America Apartments LP 4.300%, 10/15/2023	264,000	262,549
Realty Income Corp.
2.200%, 06/15/2028	276,000	238,971
2.850%, 12/15/2032	373,000	303,352
4.850%, 03/15/2030	358,000	346,078
4.900%, 07/15/2033	498,000	475,997
5.625%, 10/13/2032	522,000	527,539
Regency Centers LP 2.950%, 09/15/2029	706,000	605,104
STORE Capital Corp.
2.700%, 12/01/2031	179,000	124,355
2.750%, 11/18/2030	456,000	329,467
4.500%, 03/15/2028	294,000	256,753
4.625%, 03/15/2029	329,000	276,958
Sun Communities Operating LP 4.200%, 04/15/2032	516,000	450,603
		12,232,113
Utilities – 2.0%
American Transmission Systems, Inc. 2.650%, 01/15/2032 (D)	186,000	153,809
Baltimore Gas and Electric Company
2.250%, 06/15/2031	400,000	332,846
5.400%, 06/01/2053	448,000	455,124
CenterPoint Energy Houston Electric LLC 3.600%, 03/01/2052	295,000	228,801
Commonwealth Edison Company 5.300%, 02/01/2053	120,000	121,953
Consolidated Edison Company of New York, Inc. 5.200%, 03/01/2033	836,000	844,979
Consumers Energy Company 2.500%, 05/01/2060	248,000	142,356
DTE Electric Company
2.950%, 03/01/2050	466,000	316,983
3.650%, 03/01/2052	213,000	165,891

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Duke Energy Carolinas LLC
2.550%, 04/15/2031	$272,000	$230,806
2.850%, 03/15/2032	496,000	421,566
3.550%, 03/15/2052	361,000	275,109
4.950%, 01/15/2033	442,000	438,726
5.350%, 01/15/2053	599,000	606,759
Duke Energy Corp.
2.550%, 06/15/2031	293,000	241,426
3.500%, 06/15/2051	84,000	60,827
Duke Energy Florida LLC 2.400%, 12/15/2031	398,000	326,855
Duke Energy Progress LLC
2.500%, 08/15/2050	403,000	250,093
5.250%, 03/15/2033	295,000	299,629
Entergy Arkansas LLC
2.650%, 06/15/2051	360,000	224,061
5.150%, 01/15/2033	599,000	600,282
Eversource Energy 1.650%, 08/15/2030	454,000	359,977
Exelon Corp.
5.300%, 03/15/2033	451,000	449,559
5.600%, 03/15/2053	255,000	256,919
Israel Electric Corp., Ltd. 3.750%, 02/22/2032 (D)	278,000	237,134
Jersey Central Power & Light Company 2.750%, 03/01/2032 (D)	439,000	362,095
Metropolitan Edison Company
4.300%, 01/15/2029 (D)	470,000	444,357
5.200%, 04/01/2028 (D)	449,000	444,427
MidAmerican Energy Company 2.700%, 08/01/2052	346,000	218,615
Mississippi Power Company
3.100%, 07/30/2051	479,000	322,251
4.250%, 03/15/2042	184,000	153,208
NSTAR Electric Company 3.100%, 06/01/2051	246,000	172,001
Pacific Gas & Electric Company
4.950%, 07/01/2050	1,277,000	1,002,969
6.100%, 01/15/2029	295,000	290,254
Pacific Gas and Electric Company
2.100%, 08/01/2027	214,000	182,795
3.950%, 12/01/2047	933,000	635,394
4.200%, 06/01/2041	232,000	172,772
4.500%, 07/01/2040	137,000	106,506
4.750%, 02/15/2044	134,000	103,976
PacifiCorp 5.500%, 05/15/2054	477,000	447,522
PECO Energy Company 2.850%, 09/15/2051	482,000	317,573
Pennsylvania Electric Company
3.250%, 03/15/2028 (D)	389,000	352,429
5.150%, 03/30/2026 (D)	301,000	296,430
Public Service Company of Oklahoma 3.150%, 08/15/2051	270,000	178,518
Public Service Electric and Gas Company
1.900%, 08/15/2031	536,000	430,302
2.050%, 08/01/2050	111,000	65,323
2.700%, 05/01/2050	184,000	122,954
Southern California Edison Company 4.125%, 03/01/2048	301,000	244,151
Virginia Electric and Power Company
2.950%, 11/15/2051	400,000	267,510
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Virginia Electric and Power Company (continued)
5.450%, 04/01/2053	$136,000	$136,043
		15,512,845
TOTAL CORPORATE BONDS (Cost $195,973,517)		$187,078,984
MUNICIPAL BONDS – 0.4%
Board of Regents of the University of Texas System 2.439%, 08/15/2049	285,000	188,544
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	750,000	912,682
North Texas Tollway Authority 6.718%, 01/01/2049	697,000	865,300
Ohio State University 4.800%, 06/01/2111	464,000	425,896
Port Authority of New York & New Jersey 4.458%, 10/01/2062	571,000	521,578
TOTAL MUNICIPAL BONDS (Cost $3,491,211)		$2,914,000
COLLATERALIZED MORTGAGE OBLIGATIONS – 10.7%
Commercial and residential – 3.3%
Angel Oak Mortgage Trust LLC
Series 2020-2, Class A1A, 2.531%, 01/26/2065 (D)(F)	122,900	111,738
Series 2020-5, Class A1, 1.373%, 05/25/2065 (D)(F)	80,770	73,602
Series 2021-6, Class A1, 1.458%, 09/25/2066 (D)(F)	480,358	380,332
BANK Series 2023-5YR1, Class A3 6.260%, 04/15/2056 (F)	420,000	427,075
BBCMS Mortgage Trust
Series 2018-C2, Class ASB, 4.236%, 12/15/2051	211,729	203,570
Series 2023-C20, Class A5, 5.576%, 07/15/2056 (F)	273,000	280,799
Benchmark Mortgage Trust Series 2023-B39, Class A5 5.754%, 07/15/2055	545,000	558,972
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (D)	329,978	306,279
BX Commercial Mortgage Trust
Series 2021-VOLT, Class A (1 month LIBOR + 0.700%), 5.893%, 09/15/2036 (A)(D)	2,021,000	1,955,559
Series 2021-XL2, Class A (1 month LIBOR + 0.689%), 5.882%, 10/15/2038 (A)(D)	925,788	898,493
CFCRE Commercial Mortgage Trust Series 2017-C8, Class ASB 3.367%, 06/15/2050	231,667	220,989
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (D)(F)	646,008	494,104
Series 2021-4, Class A1, 1.397%, 10/25/2066 (D)(F)	685,709	538,399
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR11, Class A4, 4.258%, 08/10/2050	200,113	199,845

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) (continued)
Series 2013-CR13, Class A4, 4.194%, 11/10/2046 (F)	$308,000	$304,643
Series 2014-UBS4, Class A4, 3.420%, 08/10/2047	730,000	708,607
Series 2015-LC23, Class A3, 3.521%, 10/10/2048	379,000	364,358
CSAIL Commercial Mortgage Trust Series 2019-C16, Class A2 3.067%, 06/15/2052	342,000	298,989
EQUS Mortgage Trust Series 2021-EQAZ, Class A (1 month LIBOR + 0.755%) 5.948%, 10/15/2038 (A)(D)	786,984	764,265
GS Mortgage Securities Trust
Series 2013-GC14, Class A5, 4.243%, 08/10/2046	276,742	276,263
Series 2014-GC18, Class A4, 4.074%, 01/10/2047	971,000	957,379
Series 2015-GC32, Class A3, 3.498%, 07/10/2048	315,612	300,035
Series 2020-GSA2, Class A4, 1.721%, 12/12/2053	995,000	780,716
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (D)	525,943	508,892
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class A4, 4.199%, 01/15/2047	202,000	199,750
Series 2014-C23, Class A4, 3.670%, 09/15/2047	330,801	320,923
Series 2015-C28, Class A3, 2.912%, 10/15/2048	1,120,576	1,065,694
Series 2015-C30, Class A5, 3.822%, 07/15/2048	535,000	504,427
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class A4, 4.166%, 12/15/2046	902,000	897,123
Series 2016-JP4, Class A3, 3.393%, 12/15/2049	198,000	182,973
Med Trust Series 2021-MDLN, Class A (1 month LIBOR + 0.950%) 6.144%, 11/15/2038 (A)(D)	1,266,920	1,228,125
MFA Trust Series 2021-NQM2, Class A1 1.029%, 11/25/2064 (D)(F)	274,488	226,904
Morgan Stanley Capital I Trust Series 2020-HR8, Class A3 1.790%, 07/15/2053	557,000	441,881
New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1 2.492%, 09/25/2059 (D)(F)	139,733	126,322
NewRez Warehouse Securitization Trust Series 2021-1, Class A (1 month LIBOR + 0.750%) 5.900%, 05/25/2055 (A)(D)	1,636,267	1,623,256
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.275%, 02/25/2050 (D)(F)	$50,033	$46,092
Series 2020-3, Class A1, 1.486%, 04/25/2065 (D)(F)	205,907	188,607
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (D)(F)	184,658	162,847
Series 2021-1, Class A1, 1.219%, 05/25/2065 (D)(F)	242,515	206,536
Series 2021-4, Class A1, 1.162%, 08/25/2056 (D)(F)	621,685	514,622
Verus Securitization Trust
Series 2019-4, Class A1 (2.642% to 10-25-23, then 3.642% thereafter), 2.642%, 11/25/2059 (D)	229,480	219,372
Series 2019-INV2, Class A1, 2.913%, 07/25/2059 (D)(F)	114,987	110,741
Series 2019-INV3, Class A1, 2.692%, 11/25/2059 (D)(F)	91,548	87,381
Series 2020-1, Class A1 (2.417% to 1-25-24, then 3.417% thereafter), 2.417%, 01/25/2060 (D)	241,469	225,500
Series 2020-2, Class A1, 2.226%, 05/25/2060 (D)(F)	90,091	87,736
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter), 1.218%, 05/25/2065 (D)	87,517	78,686
Series 2021-1, Class A1, 0.815%, 01/25/2066 (D)(F)	310,242	260,777
Series 2021-2, Class A1, 1.031%, 02/25/2066 (D)(F)	597,320	499,188
Series 2021-3, Class A1, 1.046%, 06/25/2066 (D)(F)	447,387	373,120
Series 2021-4, Class A1, 0.938%, 07/25/2066 (D)(F)	570,118	445,444
Series 2021-5, Class A1, 1.013%, 09/25/2066 (D)(F)	1,696,251	1,337,094
Series 2021-7, Class A1, 1.829%, 10/25/2066 (D)(F)	855,301	724,377
Series 2021-8, Class A1, 1.824%, 11/25/2066 (D)(F)	614,277	513,288
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (D)(F)	261,545	231,960
Series 2021-R3, Class A1, 1.020%, 04/25/2064 (D)(F)	277,561	243,448
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (D)	200,441	176,380
		25,464,477
U.S. Government Agency – 7.4%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	966,836	877,413
Series 271, Class F5 (1 month LIBOR + 0.500%), 5.693%, 08/15/2042 (A)	292,299	284,953
Series 272, Class F1 (1 month LIBOR + 0.500%), 5.693%, 08/15/2042 (A)	454,538	444,597
Series 280, Class F1 (1 month LIBOR + 0.500%), 5.693%, 09/15/2042 (A)	470,794	460,524

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4047, Class CX, 3.500%, 05/15/2042	$812,000	$740,953
Series 4122, Class FP (1 month LIBOR + 0.400%), 5.593%, 10/15/2042 (A)	341,145	332,914
Series 4205, Class PA, 1.750%, 05/15/2043	311,972	263,691
Series 4240, Class FA (1 month LIBOR + 0.500%), 5.693%, 08/15/2043 (A)	853,428	834,978
Series 4248, Class FT (1 month LIBOR + 0.500%), 5.693%, 09/15/2043 (A)	294,908	287,407
Series 4446, Class CP, 2.250%, 03/15/2045	402,036	349,704
Series 4631, Class FA (1 month LIBOR + 0.500%), 5.693%, 11/15/2046 (A)	559,769	542,028
Series 4719, Class LM, 3.000%, 09/15/2047	329,820	296,263
Series 4742, Class PA, 3.000%, 10/15/2047	843,348	760,516
Series 4793, Class FD (1 month LIBOR + 0.300%), 5.493%, 06/15/2048 (A)	129,006	123,700
Series 4826, Class KF (1 month LIBOR + 0.300%), 5.493%, 09/15/2048 (A)	266,543	255,645
Series 4880, Class DA, 3.000%, 05/15/2050	645,220	583,290
Series 4937, Class MD, 2.500%, 10/25/2049	578,315	507,161
Series 4993, Class KF (1 month LIBOR + 0.450%), 5.600%, 07/25/2050 (A)	2,353,196	2,249,998
Series 5004, Class FM (1 month LIBOR + 0.350%), 5.500%, 08/25/2050 (A)	500,710	478,307
Series 5091, Class AB, 1.500%, 03/25/2051	1,036,613	825,131
Series 5119, Class AB, 1.500%, 08/25/2049	429,736	342,432
Series 5119, Class QF (1 month SOFR + 0.200%), 5.267%, 06/25/2051 (A)	712,006	676,930
Series 5143, Class GA, 2.000%, 06/25/2049	356,422	287,417
Series 5178, Class TP, 2.500%, 04/25/2049	786,065	680,732
Series 5182, Class M, 2.500%, 05/25/2049	488,990	419,864
Series 5201, Class CA, 2.500%, 07/25/2048	719,257	632,258
Series 5202, Class BH, 2.000%, 12/25/2047	406,304	360,558
Series 5202, Class LA, 2.500%, 05/25/2049	713,254	623,212
Series 5203, Class G, 2.500%, 11/25/2048	317,903	276,117
Series 5217, Class CD, 2.500%, 07/25/2049	618,272	553,730
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 5300, Class C, 2.000%, 09/25/2047	$1,000,143	$906,208
Federal National Mortgage Association
Series 2012-133, Class JF (1 month LIBOR + 0.350%), 5.500%, 12/25/2042 (A)	390,333	379,370
Series 2012-151, Class NX, 1.500%, 01/25/2043	333,162	278,570
Series 2013-11, Class AP, 1.500%, 01/25/2043	1,131,020	990,650
Series 2013-15, Class FA (1 month LIBOR + 0.350%), 5.500%, 03/25/2043 (A)	469,415	457,195
Series 2013-43, Class BP, 1.750%, 05/25/2043	392,116	331,865
Series 2014-25, Class EL, 3.000%, 05/25/2044	435,276	390,642
Series 2014-74, Class PC, 2.500%, 06/25/2044	361,645	330,104
Series 2015-20, Class EF (1 month LIBOR + 0.350%), 5.500%, 04/25/2045 (A)	1,086,075	1,054,505
Series 2015-26, Class GF (1 month LIBOR + 0.300%), 5.450%, 05/25/2045 (A)	677,745	658,913
Series 2015-32, Class FA (1 month LIBOR + 0.300%), 5.450%, 05/25/2045 (A)	413,978	400,347
Series 2015-48, Class FB (1 month LIBOR + 0.300%), 5.450%, 07/25/2045 (A)	510,180	494,173
Series 2015-8, Class AP, 2.000%, 03/25/2045	797,344	688,611
Series 2015-84, Class PA, 1.700%, 08/25/2033	1,316,407	1,174,636
Series 2016-48, Class MA, 2.000%, 06/25/2038	1,351,131	1,203,108
Series 2016-57, Class PC, 1.750%, 06/25/2046	2,666,364	2,212,636
Series 2017-13, Class PA, 3.000%, 08/25/2046	523,968	476,838
Series 2017-78, Class FC (1 month LIBOR + 0.350%), 5.500%, 10/25/2047 (A)	494,845	478,071
Series 2018-14, Class KC, 3.000%, 03/25/2048	878,630	808,989
Series 2018-8, Class KL, 2.500%, 03/25/2047	481,042	417,438
Series 2018-85, Class EA, 3.500%, 12/25/2048	370,024	347,515
Series 2018-85, Class FE (1 month LIBOR + 0.300%), 5.450%, 12/25/2048 (A)	1,113,903	1,078,782
Series 2019-15, Class FA (1 month LIBOR + 0.500%), 5.650%, 04/25/2049 (A)	264,154	256,372
Series 2019-25, Class PA, 3.000%, 05/25/2048	851,683	767,711
Series 2019-43, Class FC (1 month LIBOR + 0.400%), 5.550%, 08/25/2049 (A)	528,600	510,424

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2019-67, Class FB (1 month LIBOR + 0.450%), 5.600%, 11/25/2049 (A)	$261,091	$252,693
Series 2020-34, Class F (1 month LIBOR + 0.450%), 5.600%, 06/25/2050 (A)	360,289	347,613
Series 2020-45, Class JL, 3.000%, 07/25/2040	891,476	799,271
Series 2020-48, Class AB, 2.000%, 07/25/2050	418,146	343,214
Series 2020-48, Class DA, 2.000%, 07/25/2050	1,266,063	1,049,397
Series 2021-27, Class EC, 1.500%, 05/25/2051	1,772,400	1,402,846
Series 2021-78, Class ND, 1.500%, 11/25/2051	984,302	802,551
Series 2021-78, Class PA, 2.500%, 11/25/2051	561,442	480,313
Series 2022-11, Class A, 2.500%, 07/25/2047	1,560,801	1,378,578
Series 2022-28, Class CA, 2.000%, 01/25/2048	582,988	514,835
Series 2022-3, Class N, 2.000%, 10/25/2047	1,739,311	1,493,838
Series 414, Class A35, 3.500%, 10/25/2042	1,066,682	994,542
Government National Mortgage Association
Series 2012-141, Class WA, 4.517%, 11/16/2041 (F)	169,742	164,320
Series 2017-167, Class BQ, 2.500%, 08/20/2044	455,005	410,895
Series 2021-227, Class E, 2.500%, 07/20/2050	2,502,158	2,163,548
Series 2021-23, Class MG, 1.500%, 02/20/2051	1,218,659	996,452
Series 2021-27, Class BD, 5.000%, 02/20/2051	490,837	490,604
Series 2021-27, Class CW, 5.001%, 02/20/2051 (F)	639,762	630,226
Series 2021-27, Class NT, 5.000%, 02/20/2051	508,895	492,533
Series 2021-27, Class Q, 5.000%, 02/20/2051	445,001	431,868
Series 2021-8, Class CY, 5.000%, 01/20/2051	451,736	445,148
Series 2022-107, Class C, 2.500%, 06/20/2051	2,113,661	1,776,347
Series 2022-191, Class B, 4.000%, 06/20/2041	2,358,000	2,215,908
Series 2022-197, Class LF (1 month SOFR + 0.700%), 5.766%, 11/20/2052 (A)	1,875,388	1,861,533
Series 2022-205, Class A, 2.000%, 09/20/2051	769,058	618,148
Series 2022-31, Class GH, 2.500%, 12/20/2049	1,370,055	1,197,188
Series 2022-50, Class DC, 2.500%, 08/20/2051	622,504	529,182
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2022-84, Class A, 2.500%, 01/20/2052	$626,844	$530,442
		58,260,129
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $90,592,995)		$83,724,606
ASSET BACKED SECURITIES – 12.2%
Ally Auto Receivables Trust Series 2022-3, Class A4 5.070%, 06/15/2031	331,000	329,534
American Express Credit Account Master Trust Series 2023-1, Class A 4.870%, 05/15/2028	1,291,000	1,283,379
AmeriCredit Automobile Receivables Trust
Series 2022-1, Class A3 2.450%, 11/18/2026	259,000	250,664
Series 2022-2, Class A3 4.380%, 04/18/2028	633,000	620,343
Series 2023-1, Class A3 5.620%, 11/18/2027	913,000	906,829
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (D)	678,000	640,157
Series 2020-1A, Class A 2.330%, 08/20/2026 (D)	494,000	459,354
Series 2021-2A, Class A 1.660%, 02/20/2028 (D)	644,000	556,979
Series 2022-4A, Class A 4.770%, 02/20/2029 (D)	322,000	308,165
Series 2023-1A, Class A 5.250%, 04/20/2029 (D)	1,194,000	1,163,852
Series 2023-2A, Class A 5.200%, 10/20/2027 (D)	761,000	743,973
Series 2023-4A, Class A 5.490%, 06/20/2029 (D)	1,581,000	1,555,255
Series 2023-6A, Class A 5.810%, 12/20/2029 (D)	896,000	894,242
BA Credit Card Trust Series 2023-A1, Class A1 4.790%, 05/15/2028	1,464,000	1,453,459
BMW Vehicle Lease Trust Series 2023-1, Class A4 5.070%, 06/25/2026	457,000	453,547
Capital One Multi-Asset Execution Trust
Series 2022-A2, Class A 3.490%, 05/15/2027	883,000	853,524
Series 2023-A1, Class A 4.420%, 05/15/2028	754,000	740,952
Capital One Prime Auto Receivables Trust
Series 2023-1, Class A3 4.870%, 02/15/2028	1,891,000	1,870,950
Series 2023-1, Class A4 4.760%, 08/15/2028	630,000	622,259
Chase Auto Owner Trust Series 2022-AA, Class A4 3.990%, 03/27/2028 (D)	416,000	401,377

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month LIBOR + 1.650%) 6.800%, 11/26/2046 (A)(D)	$301,579	$301,157
Series 2018-A, Class A2 4.130%, 12/26/2047 (D)	219,942	206,396
Series 2019-A, Class A2 3.280%, 12/28/2048 (D)	386,873	353,215
Discover Card Execution Note Trust
Series 2022-A4, Class A 5.030%, 10/15/2027	249,000	247,730
Series 2023-A1, Class A 4.310%, 03/15/2028	1,497,000	1,463,982
Series 2023-A2, Class A 4.930%, 06/15/2028	2,632,000	2,620,382
Enterprise Fleet Financing LLC
Series 2023-1, Class A2 5.510%, 01/22/2029 (D)	908,000	900,357
Series 2023-1, Class A3 5.420%, 10/22/2029 (D)	560,000	557,152
Ford Credit Auto Lease Trust Series 2023-A, Class A4 4.830%, 05/15/2026	486,000	478,573
Ford Credit Auto Owner Trust
Series 2022-1, Class A 3.880%, 11/15/2034 (D)	2,096,000	1,987,227
Series 2022-D, Class A4 5.300%, 03/15/2028	299,000	298,830
Series 2023-1, Class A 4.850%, 08/15/2035 (D)	2,358,000	2,307,255
Series 2023-A, Class A3 4.650%, 02/15/2028	1,281,000	1,264,761
Series 2023-B, Class A3 5.230%, 05/15/2028	1,095,000	1,092,611
Series 2023-B, Class A4 5.060%, 02/15/2029	434,000	432,153
Ford Credit Floorplan Master Owner Trust A Series 2023-1, Class A1 4.920%, 05/15/2028 (D)	1,169,000	1,155,992
GM Financial Automobile Leasing Trust
Series 2023-1, Class A4 5.160%, 01/20/2027	680,000	674,144
Series 2023-2, Class A3 5.050%, 07/20/2026	916,000	908,504
Series 2023-2, Class A4 5.090%, 05/20/2027	416,000	411,372
GM Financial Consumer Automobile Receivables Trust
Series 2022-2, Class A3 3.100%, 02/16/2027	1,483,000	1,435,026
Series 2022-4, Class A3 4.820%, 08/16/2027	510,000	504,148
GM Financial Revolving Receivables Trust
Series 2022-1, Class A 5.910%, 10/11/2035 (D)	786,000	800,865
Series 2023-1, Class A 5.120%, 04/11/2035 (D)	1,173,000	1,159,618
GMF Floorplan Owner Revolving Trust Series 2023-1, Class A1 5.340%, 06/15/2028 (D)	2,032,000	2,028,165
Hertz Vehicle Financing LLC
Series 2021-2A, Class A 1.680%, 12/27/2027 (D)	740,000	644,800
Series 2022-1A, Class A 1.990%, 06/25/2026 (D)	1,210,000	1,122,529
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Hertz Vehicle Financing LLC (continued)
Series 2022-4A, Class A 3.730%, 09/25/2026 (D)	$735,000	$700,675
Series 2023-2A, Class A 5.570%, 09/25/2029 (D)	1,513,000	1,488,323
Honda Auto Receivables Owner Trust
Series 2023-1, Class A3 5.040%, 04/21/2027	1,641,000	1,630,373
Series 2023-1, Class A4 4.970%, 06/21/2029	789,000	784,081
Hyundai Auto Lease Securitization Trust Series 2023-B, Class A4 5.170%, 04/15/2027 (D)	661,000	651,721
Hyundai Auto Receivables Trust
Series 2021-C, Class A4 1.030%, 12/15/2027	549,000	502,016
Series 2022-A, Class A3 2.220%, 10/15/2026	1,004,000	963,613
Series 2022-A, Class A4 2.350%, 04/17/2028	341,000	318,546
Series 2023-A, Class A4 4.480%, 07/17/2028	599,000	587,217
Mercedes-Benz Auto Lease Trust Series 2023-A, Class A3 4.740%, 01/15/2027	891,000	877,971
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A4 5.250%, 02/15/2029	693,000	695,713
Series 2023-1, Class A4 4.310%, 04/16/2029	538,000	525,785
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month LIBOR + 1.600%) 6.793%, 10/15/2031 (A)(D)	360,308	359,802
Series 2016-AA, Class A2B (1 month LIBOR + 2.150%) 7.343%, 12/15/2045 (A)(D)	224,008	224,943
Series 2020-IA, Class A1A 1.330%, 04/15/2069 (D)	454,894	399,288
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2 3.190%, 02/18/2042 (D)	1,485	1,481
Series 2018-CA, Class A2 3.520%, 06/16/2042 (D)	23,013	22,589
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (D)	536,940	511,920
Series 2019-CA, Class A2 3.130%, 02/15/2068 (D)	438,748	414,625
Series 2019-D, Class A2A 3.010%, 12/15/2059 (D)	1,056,519	976,446
Series 2019-FA, Class A2 2.600%, 08/15/2068 (D)	585,961	537,397
Series 2020-BA, Class A2 2.120%, 01/15/2069 (D)	386,273	350,101
Series 2020-EA, Class A 1.690%, 05/15/2069 (D)	101,343	90,407
Series 2020-GA, Class A 1.170%, 09/16/2069 (D)	408,757	361,730
Series 2021-A, Class A 0.840%, 05/15/2069 (D)	164,588	142,766
Series 2021-BA, Class A 0.940%, 07/15/2069 (D)	236,542	204,261
Series 2021-CA, Class A 1.060%, 10/15/2069 (D)	979,049	844,385
Series 2021-EA, Class A 0.970%, 12/16/2069 (D)	1,334,187	1,127,594

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust (continued)
Series 2021-FA, Class A 1.110%, 02/18/2070 (D)	$835,793	$697,618
Series 2021-GA, Class A 1.580%, 04/15/2070 (D)	207,677	178,247
Series 2022-A, Class A 2.230%, 07/15/2070 (D)	2,020,092	1,750,945
Navient Student Loan Trust
Series 2019-BA, Class A2A 3.390%, 12/15/2059 (D)	831,942	785,837
Series 2021-3A, Class A1A 1.770%, 08/25/2070 (D)	925,475	804,834
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month LIBOR + 0.180%) 5.435%, 10/27/2036 (A)	612,219	597,480
Series 2004-4, Class A5 (3 month LIBOR + 0.160%) 5.415%, 01/25/2037 (A)	516,221	507,894
Series 2005-1, Class A5 (3 month LIBOR + 0.110%) 5.365%, 10/25/2033 (A)	1,900,272	1,845,307
Series 2005-2, Class A5 (3 month SOFR + 0.362%) 5.328%, 03/23/2037 (A)	1,830,438	1,786,789
Series 2005-3, Class A5 (3 month SOFR + 0.382%) 5.348%, 12/24/2035 (A)	1,263,877	1,235,688
Series 2005-4, Class A4 (3 month SOFR + 0.442%) 5.408%, 03/22/2032 (A)	330,329	318,457
Nissan Auto Lease Trust
Series 2023-B, Class A3 5.690%, 07/15/2026	1,528,000	1,530,063
Series 2023-B, Class A4 5.610%, 11/15/2027	585,000	585,554
Nissan Auto Receivables Owner Trust
Series 2022-B, Class A4 4.450%, 11/15/2029	415,000	406,585
Series 2023-A, Class A4 4.850%, 06/17/2030	312,000	309,525
PenFed Auto Receivables Owner Trust
Series 2022-A, Class A3 3.960%, 04/15/2026 (D)	615,000	603,687
Series 2022-A, Class A4 4.180%, 12/15/2028 (D)	302,000	293,990
Santander Drive Auto Receivables Trust
Series 2022-2, Class A3 2.980%, 10/15/2026	1,366,411	1,351,449
Series 2022-3, Class A3 3.400%, 12/15/2026	593,245	585,493
Series 2022-4, Class A3 4.140%, 02/16/2027	889,000	876,658
Series 2022-5, Class A3 4.110%, 08/17/2026	733,000	725,518
Series 2022-6, Class A3 4.490%, 11/16/2026	1,551,000	1,531,760
Series 2022-7, Class A3 5.750%, 04/15/2027	354,000	353,404
SMB Private Education Loan Trust
Series 2016-B, Class A2A 2.430%, 02/17/2032 (D)	54,981	52,848
Series 2016-B, Class A2B (1 month LIBOR + 1.450%) 6.643%, 02/17/2032 (A)(D)	21,600	21,587
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SMB Private Education Loan Trust (continued)
Series 2016-C, Class A2B (1 month LIBOR + 1.100%) 6.293%, 09/15/2034 (A)(D)	$145,965	$145,489
Series 2018-C, Class A2A 3.630%, 11/15/2035 (D)	118,499	112,816
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (D)	710,607	630,007
Series 2020-PTB, Class A2A 1.600%, 09/15/2054 (D)	1,953,620	1,731,782
Series 2021-A, Class APT1 1.070%, 01/15/2053 (D)	1,225,486	1,049,528
Series 2021-B, Class A 1.310%, 07/17/2051 (D)	430,037	378,835
Series 2021-D, Class A1A 1.340%, 03/17/2053 (D)	1,173,069	1,033,557
Series 2021-E, Class A1A 1.680%, 02/15/2051 (D)	844,937	752,139
Series 2023-B, Class A1B (1 month SOFR + 1.800%) 6.773%, 10/16/2056 (A)(D)	766,000	767,657
SoFi Professional Loan Program LLC
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (D)	21,168	20,154
Series 2020-C, Class AFX 1.950%, 02/15/2046 (D)	83,198	74,518
Series 2021-A, Class AFX 1.030%, 08/17/2043 (D)	294,122	246,593
Series 2021-B, Class AFX 1.140%, 02/15/2047 (D)	680,082	565,962
Synchrony Card Funding LLC Series 2022-A2, Class A 3.860%, 07/15/2028	467,000	452,877
T-Mobile US Trust Series 2022-1A, Class A 4.910%, 05/22/2028 (D)	656,000	648,186
Toyota Auto Receivables Owner Trust
Series 2022-D, Class A4 5.430%, 04/17/2028	378,000	382,248
Series 2023-A, Class A4 4.420%, 08/15/2028	506,000	495,437
Series 2023-B, Class A3 4.710%, 02/15/2028	772,000	763,751
Verizon Master Trust
Series 2022-2, Class A 1.530%, 07/20/2028	577,000	541,770
Series 2022-4, Class A (3.400% to 6-20-25, then 4.150% thereafter) 3.400%, 11/20/2028	1,226,000	1,181,449
Series 2022-6, Class A (3.670% to 7-20-25, then 4.420% thereafter) 3.670%, 01/22/2029	765,000	740,066
Series 2023-1, Class A (4.490% to 1-20-26, then 5.240% thereafter) 4.490%, 01/22/2029	1,174,000	1,153,080
Series 2023-2, Class A 4.890%, 04/13/2028	432,000	428,046
Series 2023-4, Class A1A 5.160%, 06/20/2029	1,984,000	1,977,336

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Volkswagen Auto Loan Enhanced Trust Series 2023-1, Class A3 5.020%, 06/20/2028	$853,000	$849,855
World Omni Select Auto Trust Series 2023-A, Class A2A 5.920%, 03/15/2027	761,000	759,585
TOTAL ASSET BACKED SECURITIES (Cost $99,195,092)		$95,381,447
SHORT-TERM INVESTMENTS – 1.8%
Short-term funds – 1.8%
John Hancock Collateral Trust, 5.1773% (G)(H)	10,798	107,925
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.0063% (G)	14,153,827	14,153,827
TOTAL SHORT-TERM INVESTMENTS (Cost $14,261,756)		$14,261,752
Total Investments (Core Bond Trust) (Cost $876,762,148) – 106.4%		$831,447,456
Other assets and liabilities, net – (6.4%)		(49,742,060)
TOTAL NET ASSETS – 100.0%		$781,705,396
SALE COMMITMENTS OUTSTANDING - (0.3)%
U.S. Government Agency – (0.3%)
Federal National Mortgage Association 3.500%, TBA (C)	$(2,800,000)	$(2,550,406)
TOTAL SALE COMMITMENTS OUTSTANDING (Proceeds received $2,564,078)		$(2,550,406)
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $89,747,309 or 11.5% of the fund's net assets as of 6-30-23.
(E)	All or a portion of this security is on loan as of 6-30-23.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 6-30-23.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
High Yield Trust
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.4%
Argentina – 0.4%
Provincia de Buenos Aires 5.250%, (5.250% to 9-1-23, then 6.375% to 9-1-24, then 6.625% thereafter), 09/01/2037 (A)	$756,976	$287,651
Republic of Argentina
0.500%, (0.500% to 7-9-23, then 0.750% to 7-9-27, then 1.750% thereafter), 07/09/2030	598,627	198,784
1.000%, 07/09/2029	59,073	19,122
1.500%, (1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035	526,571	157,080
		662,637
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,106,076)		$662,637
CORPORATE BONDS – 82.8%
Communication services – 10.0%
Accelerate360 Holdings LLC 8.000%, 03/01/2028 (A)	719,050	747,812
Allen Media LLC 10.500%, 02/15/2028 (A)	1,470,000	757,050
Altice Financing SA 5.750%, 08/15/2029 (A)	780,000	604,235
Altice France Holding SA 10.500%, 05/15/2027 (A)	640,000	387,539
Altice France SA 5.125%, 07/15/2029 (A)	590,000	418,825
AMC Entertainment Holdings, Inc.
7.500%, 02/15/2029 (A)	730,000	513,284
10.000%, 06/15/2026 (A)	330,000	236,775
CCO Holdings LLC
4.250%, 02/01/2031 to 01/15/2034 (A)	220,000	173,185
4.500%, 08/15/2030 (A)	620,000	516,268
4.500%, 05/01/2032	1,970,000	1,572,960
4.750%, 02/01/2032 (A)	540,000	440,359
Charter Communications Operating LLC 6.484%, 10/23/2045	230,000	216,227
Clear Channel Outdoor Holdings, Inc. 7.500%, 06/01/2029 (A)	760,000	562,382
CSC Holdings LLC
4.125%, 12/01/2030 (A)	240,000	167,886
5.000%, 11/15/2031 (A)	330,000	153,684
5.750%, 01/15/2030 (A)	600,000	283,302
6.500%, 02/01/2029 (A)	800,000	646,429
11.250%, 05/15/2028 (A)	380,000	368,497
Directv Financing LLC 5.875%, 08/15/2027 (A)	710,000	643,001
DISH DBS Corp.
5.125%, 06/01/2029	1,000,000	464,346
5.750%, 12/01/2028 (A)	900,000	669,405
5.875%, 11/15/2024	780,000	682,201
7.750%, 07/01/2026	870,000	533,280
Gannett Holdings LLC 6.000%, 11/01/2026 (A)	620,000	522,315
iHeartCommunications, Inc.
4.750%, 01/15/2028 (A)(B)	190,000	143,238
5.250%, 08/15/2027 (A)	410,000	313,527
Match Group Holdings II LLC
3.625%, 10/01/2031 (A)(B)	280,000	230,143
4.625%, 06/01/2028 (A)	350,000	321,510
Playtika Holding Corp. 4.250%, 03/15/2029 (A)	490,000	434,875

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Sprint LLC 7.875%, 09/15/2023	$320,000	$320,773
Telecom Italia Capital SA 6.000%, 09/30/2034	500,000	403,227
Time Warner Cable LLC 7.300%, 07/01/2038	220,000	224,195
UPC Holding BV 5.500%, 01/15/2028 (A)	430,000	375,375
Urban One, Inc. 7.375%, 02/01/2028 (A)	340,000	296,184
Viavi Solutions, Inc. 3.750%, 10/01/2029 (A)	270,000	229,420
Virgin Media Secured Finance PLC 5.500%, 05/15/2029 (A)	330,000	298,503
Virgin Media Vendor Financing Notes IV DAC 5.000%, 07/15/2028 (A)	470,000	411,124
Vmed O2 UK Financing I PLC 4.750%, 07/15/2031 (A)	700,000	582,049
ZipRecruiter, Inc. 5.000%, 01/15/2030 (A)	330,000	280,979
		17,146,369
Consumer discretionary – 19.7%
Academy, Ltd. 6.000%, 11/15/2027 (A)	250,000	240,000
Adtalem Global Education, Inc. 5.500%, 03/01/2028 (A)	161,000	146,108
American Axle & Manufacturing, Inc. 5.000%, 10/01/2029 (B)	1,080,000	900,296
American News Company LLC 8.500%, (8.500% Cash or 10.000% PIK), 09/01/2026 (A)	609,259	686,940
Bath & Body Works, Inc.
5.250%, 02/01/2028	920,000	874,648
7.500%, 06/15/2029 (B)	160,000	162,131
9.375%, 07/01/2025 (A)	340,000	360,910
Boyne USA, Inc. 4.750%, 05/15/2029 (A)(B)	500,000	450,579
Caesars Entertainment, Inc.
4.625%, 10/15/2029 (A)(B)	300,000	261,963
7.000%, 02/15/2030 (A)	1,100,000	1,104,664
8.125%, 07/01/2027 (A)(B)	350,000	358,214
Carnival Corp.
6.000%, 05/01/2029 (A)	970,000	866,049
7.625%, 03/01/2026 (A)	490,000	479,905
10.500%, 06/01/2030 (A)(B)	900,000	954,789
Carnival Holdings Bermuda, Ltd. 10.375%, 05/01/2028 (A)	510,000	557,802
Carriage Purchaser, Inc. 7.875%, 10/15/2029 (A)(B)	720,000	541,212
Carriage Services, Inc. 4.250%, 05/15/2029 (A)(B)	640,000	550,848
Carrols Restaurant Group, Inc. 5.875%, 07/01/2029 (A)	350,000	288,054
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/2029 (A)(B)	410,000	334,468
Empire Communities Corp. 7.000%, 12/15/2025 (A)(B)	650,000	614,250
Fertitta Entertainment LLC 4.625%, 01/15/2029 (A)	640,000	561,600
Fontainebleau Las Vegas Holdings LLC 11.000%, 06/15/2015 (A)(C)	3,600,425	360
Foot Locker, Inc. 4.000%, 10/01/2029 (A)	640,000	481,952
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Ford Motor Company
3.250%, 02/12/2032	$400,000	$314,674
6.100%, 08/19/2032	670,000	649,335
Ford Motor Credit Company LLC
4.000%, 11/13/2030	810,000	692,212
4.950%, 05/28/2027	330,000	311,285
5.113%, 05/03/2029	900,000	834,668
7.350%, 03/06/2030	940,000	959,967
Full House Resorts, Inc. 8.250%, 02/15/2028 (A)(B)	1,160,000	1,085,737
Installed Building Products, Inc. 5.750%, 02/01/2028 (A)	230,000	216,622
Melco Resorts Finance, Ltd. 5.375%, 12/04/2029 (A)	340,000	280,951
Mohegan Tribal Gaming Authority 13.250%, 12/15/2027 (A)	570,000	604,203
NCL Corp., Ltd.
5.875%, 02/15/2027 (A)	2,260,000	2,199,894
7.750%, 02/15/2029 (A)	610,000	579,384
8.375%, 02/01/2028 (A)	800,000	835,955
NMG Holding Company, Inc. 7.125%, 04/01/2026 (A)	300,000	279,237
PetSmart, Inc. 7.750%, 02/15/2029 (A)	250,000	248,395
Royal Caribbean Cruises, Ltd.
5.375%, 07/15/2027 (A)	660,000	617,135
7.250%, 01/15/2030 (A)	840,000	850,789
11.625%, 08/15/2027 (A)	990,000	1,076,565
Sands China, Ltd. 5.900%, 08/08/2028	200,000	190,637
Sizzling Platter LLC 8.500%, 11/28/2025 (A)	430,000	419,250
Speedway Motorsports LLC 4.875%, 11/01/2027 (A)	320,000	295,249
StoneMor, Inc. 8.500%, 05/15/2029 (A)	440,000	371,250
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (A)	270,000	260,550
The Michaels Companies, Inc.
5.250%, 05/01/2028 (A)	360,000	290,858
7.875%, 05/01/2029 (A)	1,070,000	720,955
TopBuild Corp. 3.625%, 03/15/2029 (A)	490,000	426,391
Upbound Group, Inc. 6.375%, 02/15/2029 (A)	790,000	701,125
Viking Cruises, Ltd.
5.875%, 09/15/2027 (A)	170,000	156,250
7.000%, 02/15/2029 (A)(B)	490,000	455,700
9.125%, 07/15/2031 (A)	1,010,000	1,020,100
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)	1,345,000	1,234,038
WW International, Inc. 4.500%, 04/15/2029 (A)	800,000	472,822
Wynn Macau, Ltd.
4.875%, 10/01/2024 (A)(B)	310,000	302,250
5.625%, 08/26/2028 (A)	920,000	802,700
Wynn Resorts Finance LLC 7.125%, 02/15/2031 (A)	600,000	596,365
ZF North America Capital, Inc. 7.125%, 04/14/2030 (A)	470,000	478,015
		33,609,255
Consumer staples – 0.8%
Darling Ingredients, Inc. 6.000%, 06/15/2030 (A)	290,000	283,230

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Simmons Foods, Inc. 4.625%, 03/01/2029 (A)	$590,000	$472,717
Triton Water Holdings, Inc. 6.250%, 04/01/2029 (A)	610,000	523,514
		1,279,461
Energy – 12.1%
Antero Resources Corp. 5.375%, 03/01/2030 (A)	430,000	398,070
Berry Petroleum Company LLC 7.000%, 02/15/2026 (A)	1,290,000	1,193,250
Blue Racer Midstream LLC
6.625%, 07/15/2026 (A)	670,000	663,418
7.625%, 12/15/2025 (A)	350,000	353,809
Chesapeake Energy Corp. 5.500%, 02/01/2026 (A)	80,000	77,997
Chord Energy Corp. 6.375%, 06/01/2026 (A)	1,100,000	1,090,513
CNX Midstream Partners LP 4.750%, 04/15/2030 (A)	740,000	627,658
Crescent Energy Finance LLC 9.250%, 02/15/2028 (A)	590,000	572,442
DCP Midstream Operating LP
6.450%, 11/03/2036 (A)	280,000	287,517
6.750%, 09/15/2037 (A)	200,000	212,256
Earthstone Energy Holdings LLC
8.000%, 04/15/2027 (A)	260,000	251,111
9.875%, 07/15/2031 (A)	570,000	563,417
Endeavor Energy Resources LP 5.750%, 01/30/2028 (A)	410,000	401,054
Energy Transfer LP 6.500%, (6.500% to 11-15-26, then 5 Year CMT + 5.694%), 11/15/2026 (D)	180,000	163,498
EQM Midstream Partners LP
5.500%, 07/15/2028	560,000	529,881
6.500%, 07/01/2027 (A)	220,000	216,980
6.500%, 07/15/2048	1,460,000	1,320,357
7.500%, 06/01/2030 (A)	360,000	364,301
Genesis Energy LP 8.875%, 04/15/2030	530,000	517,807
Hilcorp Energy I LP 6.250%, 04/15/2032 (A)	530,000	472,429
Howard Midstream Energy Partners LLC
6.750%, 01/15/2027 (A)	610,000	581,025
8.875%, 07/15/2028 (A)	370,000	371,850
Nabors Industries, Ltd. 7.250%, 01/15/2026 (A)(B)	620,000	578,782
Noble Finance II LLC 8.000%, 04/15/2030 (A)	390,000	396,505
Northern Oil and Gas, Inc. 8.125%, 03/01/2028 (A)	850,000	833,000
Occidental Petroleum Corp.
4.100%, 02/15/2047	120,000	84,876
4.400%, 04/15/2046	180,000	139,008
6.450%, 09/15/2036	300,000	307,890
6.600%, 03/15/2046	390,000	401,525
8.875%, 07/15/2030	490,000	563,196
Permian Resources Operating LLC 5.875%, 07/01/2029 (A)	1,320,000	1,243,454
Range Resources Corp.
4.750%, 02/15/2030 (A)(B)	120,000	107,550
8.250%, 01/15/2029	490,000	510,188
Southwestern Energy Company 4.750%, 02/01/2032	790,000	696,256
Summit Midstream Holdings LLC 9.000%, 10/15/2026 (A)	380,000	369,075
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Tallgrass Energy Partners LP 6.000%, 12/31/2030 (A)	$590,000	$519,790
Transocean, Inc. 8.750%, 02/15/2030 (A)	390,000	395,850
Venture Global Calcasieu Pass LLC
3.875%, 11/01/2033 (A)	820,000	671,486
6.250%, 01/15/2030 (A)	570,000	565,404
Western Midstream Operating LP
3.350%, 02/01/2025	530,000	506,617
5.450%, 04/01/2044	620,000	523,761
		20,644,853
Financials – 8.9%
Acuris Finance U.S., Inc. 5.000%, 05/01/2028 (A)	200,000	154,797
Apollo Commercial Real Estate Finance, Inc. 4.625%, 06/15/2029 (A)	790,000	616,126
Barclays PLC 8.000%, (8.000% to 6-15-24, then 5 Year CMT + 5.672%), 06/15/2024 (D)	380,000	359,062
BNP Paribas SA 7.375%, (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%), 08/19/2025 (A)(D)	390,000	378,134
Bread Financial Holdings, Inc. 4.750%, 12/15/2024 (A)	510,000	499,891
Burford Capital Global Finance LLC
6.250%, 04/15/2028 (A)	630,000	579,600
6.875%, 04/15/2030 (A)	500,000	455,760
9.250%, 07/01/2031 (A)	530,000	526,741
Citigroup, Inc.
5.950%, (5.950% to 5-15-25, then 3 month CME Term SOFR + 4.167%), 05/15/2025 (D)	180,000	172,625
6.300%, (6.300% to 5-15-24, then 3 month CME Term SOFR + 3.685%), 12/29/2049 (D)	410,000	398,725
Coinbase Global, Inc. 3.625%, 10/01/2031 (A)	540,000	319,051
Credit Agricole SA 8.125%, (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%), 12/23/2025 (A)(D)	340,000	340,509
FirstCash, Inc.
4.625%, 09/01/2028 (A)	530,000	473,398
5.625%, 01/01/2030 (A)	440,000	397,683
Global Aircraft Leasing Company, Ltd. 6.500%, (6.500% Cash or 7.250% PIK), 09/15/2024 (A)	2,025,678	1,854,204
Highlands Holdings Bond Issuer, Ltd. 7.625%, (7.625% Cash or 8.375% PIK), 10/15/2025 (A)	945,962	872,198
Intesa Sanpaolo SpA 4.198%, (4.198% to 6-1-31, then 1 Year CMT + 2.600%), 06/01/2032 (A)	460,000	342,833
Jane Street Group 4.500%, 11/15/2029 (A)	320,000	275,350
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (A)	460,000	399,699
4.750%, 06/15/2029 (A)	300,000	244,151
Lloyds Banking Group PLC 8.000%, (8.000% to 9-27-29, then 5 Year CMT + 3.913%), 09/27/2029 (D)	200,000	182,730
Midcap Financial Issuer Trust
5.625%, 01/15/2030 (A)	380,000	301,729

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Midcap Financial Issuer Trust (continued)
6.500%, 05/01/2028 (A)	$430,000	$382,700
NMI Holdings, Inc. 7.375%, 06/01/2025 (A)	650,000	656,845
Paysafe Finance PLC 4.000%, 06/15/2029 (A)(B)	810,000	636,700
Rocket Mortgage LLC
3.875%, 03/01/2031 (A)	630,000	510,840
4.000%, 10/15/2033 (A)	680,000	531,923
Ryan Specialty LLC 4.375%, 02/01/2030 (A)	520,000	460,304
StoneX Group, Inc. 8.625%, 06/15/2025 (A)	270,000	272,688
UBS Group AG
6.537%, (6.537% to 8-12-32, then SOFR + 3.920%), 08/12/2033 (A)	480,000	491,718
7.000%, (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%), 01/31/2024 (A)(D)	550,000	531,107
UniCredit SpA 5.459%, (5.459% to 6-30-30, then 5 Year CMT + 4.750%), 06/30/2035 (A)	720,000	611,028
		15,230,849
Health care – 4.6%
AdaptHealth LLC
4.625%, 08/01/2029 (A)	460,000	367,158
5.125%, 03/01/2030 (A)	760,000	615,600
Akumin, Inc. 7.000%, 11/01/2025 (A)	720,000	588,600
AthenaHealth Group, Inc. 6.500%, 02/15/2030 (A)	740,000	622,814
Bausch Health Companies, Inc.
5.250%, 01/30/2030 (A)	600,000	249,000
6.125%, 02/01/2027 (A)	160,000	102,432
6.250%, 02/15/2029 (A)	1,220,000	518,500
Cano Health LLC 6.250%, 10/01/2028 (A)	420,000	262,500
Community Health Systems, Inc.
5.250%, 05/15/2030 (A)	1,073,000	845,231
6.125%, 04/01/2030 (A)	170,000	101,272
Medline Borrower LP
3.875%, 04/01/2029 (A)	240,000	208,575
5.250%, 10/01/2029 (A)(B)	520,000	451,204
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (A)(C)	720,000	532,104
Radiology Partners, Inc. 9.250%, 02/01/2028 (A)	50,000	18,209
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036 (B)	540,000	479,881
Teva Pharmaceutical Finance Netherlands III BV
5.125%, 05/09/2029 (B)	1,100,000	997,811
7.875%, 09/15/2029 (B)	200,000	206,106
8.125%, 09/15/2031 (B)	460,000	482,117
U.S. Renal Care, Inc. 10.625%, 07/15/2027 (A)	960,000	240,000
		7,889,114
Industrials – 14.7%
Advanced Drainage Systems, Inc. 6.375%, 06/15/2030 (A)	350,000	346,245
Allied Universal Holdco LLC
4.625%, 06/01/2028 (A)	520,000	437,450
6.625%, 07/15/2026 (A)	700,000	664,260
High Yield Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Alta Equipment Group, Inc. 5.625%, 04/15/2026 (A)		$650,000	$604,061
American Airlines, Inc.
5.750%, 04/20/2029 (A)		1,590,000	1,543,856
7.250%, 02/15/2028 (A)		440,000	437,379
11.750%, 07/15/2025 (A)		150,000	164,479
Anagram International, Inc. 10.000%, (0.000% Cash and 10.000% PIK), 08/15/2026 (A)		92,219	71,931
ATS Corp. 4.125%, 12/15/2028 (A)		300,000	268,511
Bombardier, Inc.
7.500%, 02/01/2029 (A)		570,000	563,357
7.875%, 04/15/2027 (A)		1,180,000	1,176,962
Brundage-Bone Concrete Pumping Holdings, Inc. 6.000%, 02/01/2026 (A)		500,000	473,459
Clean Harbors, Inc. 6.375%, 02/01/2031 (A)		310,000	311,941
CoreCivic, Inc. 8.250%, 04/15/2026		1,070,000	1,079,737
Covanta Holding Corp. 4.875%, 12/01/2029 (A)		510,000	441,150
Doman Building Materials Group, Ltd. 5.250%, 05/15/2026 (A)	CAD	280,000	191,281
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (A)		$920,000	796,518
Hawaiian Brand Intellectual Property, Ltd. 5.750%, 01/20/2026 (A)		510,000	482,734
Legends Hospitality Holding Company LLC 5.000%, 02/01/2026 (A)		850,000	765,000
Madison IAQ LLC
4.125%, 06/30/2028 (A)		90,000	79,227
5.875%, 06/30/2029 (A)		550,000	445,450
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (A)		399,970	400,969
MIWD Holdco II LLC 5.500%, 02/01/2030 (A)		1,090,000	899,250
Park-Ohio Industries, Inc. 6.625%, 04/15/2027 (B)		270,000	238,545
PGT Innovations, Inc. 4.375%, 10/01/2029 (A)		360,000	335,809
PM General Purchaser LLC 9.500%, 10/01/2028 (A)		680,000	665,192
Prime Security Services Borrower LLC 6.250%, 01/15/2028 (A)		920,000	861,857
Resideo Funding, Inc. 4.000%, 09/01/2029 (A)		630,000	522,649
Roller Bearing Company of America, Inc. 4.375%, 10/15/2029 (A)		730,000	654,013
Smyrna Ready Mix Concrete LLC 6.000%, 11/01/2028 (A)		1,250,000	1,178,805
Spirit Loyalty Cayman, Ltd. 8.000%, 09/20/2025 (A)		906,000	912,816
The GEO Group, Inc.
9.500%, 12/31/2028 (A)(B)		945,000	921,356
10.500%, 06/30/2028		607,000	608,516
Titan International, Inc. 7.000%, 04/30/2028		670,000	626,413
TransDigm, Inc. 6.750%, 08/15/2028 (A)		630,000	632,388

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026	$205,500	$195,739
United Airlines, Inc. 4.625%, 04/15/2029 (A)(B)	230,000	209,569
United Rentals North America, Inc.
3.875%, 02/15/2031	510,000	441,557
4.875%, 01/15/2028	640,000	609,018
5.250%, 01/15/2030	400,000	381,810
6.000%, 12/15/2029 (A)	280,000	279,311
Vertiv Group Corp. 4.125%, 11/15/2028 (A)	760,000	684,740
VistaJet Malta Finance PLC
6.375%, 02/01/2030 (A)	690,000	555,610
7.875%, 05/01/2027 (A)	300,000	269,535
9.500%, 06/01/2028 (A)	80,000	73,452
XPO CNW, Inc. 6.700%, 05/01/2034	370,000	368,883
XPO Escrow Sub LLC 7.500%, 11/15/2027 (A)	160,000	163,493
		25,036,283
Information technology – 3.2%
CA Magnum Holdings 5.375%, 10/31/2026 (A)	410,000	367,099
Central Parent, Inc. 7.250%, 06/15/2029 (A)	650,000	642,714
Clarivate Science Holdings Corp. 4.875%, 07/01/2029 (A)	260,000	230,647
CommScope, Inc.
4.750%, 09/01/2029 (A)(B)	1,500,000	1,182,601
8.250%, 03/01/2027 (A)(B)	640,000	511,989
Elastic NV 4.125%, 07/15/2029 (A)	570,000	491,724
Gen Digital, Inc. 7.125%, 09/30/2030 (A)	340,000	340,569
Helios Software Holdings, Inc. 4.625%, 05/01/2028 (A)(B)	530,000	450,500
Open Text Corp. 6.900%, 12/01/2027 (A)	360,000	366,491
Rackspace Technology Global, Inc. 3.500%, 02/15/2028 (A)	630,000	283,518
Vericast Corp. 11.000%, 09/15/2026 (A)	650,000	679,250
		5,547,102
Materials – 5.1%
ARD Finance SA 6.500%, (6.500% Cash or 7.250% PIK), 06/30/2027 (A)	1,150,000	931,668
Ardagh Metal Packaging Finance USA LLC
4.000%, 09/01/2029 (A)	800,000	633,595
6.000%, 06/15/2027 (A)	320,000	314,357
Canpack SA 3.875%, 11/15/2029 (A)	700,000	569,383
Cascades, Inc. 5.375%, 01/15/2028 (A)	530,000	495,351
First Quantum Minerals, Ltd.
6.875%, 03/01/2026 to 10/15/2027 (A)	1,690,000	1,655,628
8.625%, 06/01/2031 (A)	1,260,000	1,291,349
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	1,060,000	988,390
Hudbay Minerals, Inc. 6.125%, 04/01/2029 (A)	500,000	460,385
LSF11 A5 HoldCo LLC 6.625%, 10/15/2029 (A)	530,000	442,655
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Midwest Vanadium Proprietary, Ltd. 11.500%, 02/15/2018 (A)(C)	$912,943	$1,826
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)(C)	950,000	10
Olin Corp. 5.000%, 02/01/2030 (B)	420,000	388,122
Pactiv LLC 8.375%, 04/15/2027	20,000	20,167
Summit Materials LLC 5.250%, 01/15/2029 (A)	600,000	566,862
		8,759,748
Real estate – 2.4%
Diversified Healthcare Trust
4.375%, 03/01/2031	250,000	182,178
4.750%, 02/15/2028	220,000	155,191
9.750%, 06/15/2025	170,000	163,052
Five Point Operating Company LP 7.875%, 11/15/2025 (A)(B)	800,000	722,272
Forestar Group, Inc.
3.850%, 05/15/2026 (A)	550,000	505,373
5.000%, 03/01/2028 (A)	250,000	229,328
IIP Operating Partnership LP 5.500%, 05/25/2026	950,000	799,500
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (A)	410,000	353,922
MPT Operating Partnership LP
3.500%, 03/15/2031	200,000	137,804
4.625%, 08/01/2029	260,000	196,550
Park Intermediate Holdings LLC 5.875%, 10/01/2028 (A)	390,000	357,825
Service Properties Trust 5.500%, 12/15/2027	400,000	351,686
		4,154,681
Utilities – 1.3%
Calpine Corp. 3.750%, 03/01/2031 (A)	300,000	243,030
Suburban Propane Partners LP 5.000%, 06/01/2031 (A)	340,000	284,631
Sunnova Energy Corp. 5.875%, 09/01/2026 (A)(B)	1,200,000	1,096,798
Superior Plus LP 4.500%, 03/15/2029 (A)	290,000	254,220
TransAlta Corp. 7.750%, 11/15/2029	310,000	319,145
		2,197,824
TOTAL CORPORATE BONDS (Cost $161,625,328)		$141,495,539
CONVERTIBLE BONDS – 0.7%
Communication services – 0.2%
DISH Network Corp. 3.375%, 08/15/2026	530,000	268,975
Consumer discretionary – 0.2%
DraftKings Holdings, Inc. 6.325%, 03/15/2028 (E)	470,000	350,620
Industrials – 0.2%
Spirit Airlines, Inc. 1.000%, 05/15/2026	360,000	290,880

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
Utilities – 0.1%
NextEra Energy Partners LP 2.500%, 06/15/2026 (A)	$190,000	$170,144
TOTAL CONVERTIBLE BONDS (Cost $1,443,071)		$1,080,619
TERM LOANS (F) – 5.2%
Consumer discretionary – 1.8%
Adtalem Global Education, Inc., 2021 Term Loan B (1 month LIBOR + 4.000%) 9.193%, 08/12/2028	287,116	287,027
Clarios Global LP, 2023 Incremental Term Loan (1 month SOFR + 3.750%) 8.852%, 05/06/2030	350,000	348,796
Equinox Holdings, Inc. , 2020 Term Loan B2 (3 month LIBOR + 9.000%) 14.538%, 03/08/2024	368,600	340,955
First Brands Group LLC, 2021 Term Loan (6 month SOFR + 5.000%) 10.252%, 03/30/2027	342,125	334,215
Great Outdoors Group LLC, 2021 Term Loan B1 (1 month LIBOR + 3.750%) 8.943%, 03/06/2028	321,793	318,978
Spencer Spirit IH LLC, Term Loan B (1 month SOFR + 6.000%) 11.203%, 06/19/2026	568,408	559,677
Truck Hero, Inc., 2021 Term Loan B (1 month SOFR + 3.750%) 8.967%, 01/31/2028	342,125	321,444
Upbound Group, Inc., 2021 First Lien Term Loan B (3 month LIBOR + 3.250%) 8.563%, 02/17/2028	557,901	557,203
		3,068,295
Financials – 0.6%
Acrisure LLC, 2020 Term Loan B (1 month LIBOR + 3.500%) 8.693%, 02/15/2027	445,050	431,222
Asurion LLC, 2022 Term Loan B10 (1 month SOFR + 4.000%) 9.202%, 08/19/2028	397,000	375,288
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan (3 month LIBOR + 6.750%) 12.288%, 04/07/2028	190,000	175,988
		982,498
Health care – 0.9%
Agiliti Health, Inc., 2023 Term Loan (1 month SOFR + 3.000%) 8.160%, 05/01/2030	210,000	208,820
Eyecare Partners LLC, 2020 Term Loan (3 month SOFR + 3.750%) 9.253%, 02/18/2027	484,535	355,034
Eyecare Partners LLC, 2022 Incremental Term Loan (3 month SOFR + 4.500%) 9.842%, 11/15/2028	378,100	277,272
LifePoint Health, Inc., 2018 Term Loan B (3 month LIBOR + 3.750%) 9.023%, 11/16/2025	380,000	351,185
U.S. Renal Care, Inc., 2019 Term Loan B (1 month LIBOR + 5.000%) 10.192%, 06/26/2026	634,540	285,016
		1,477,327
High Yield Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Industrials – 0.6%
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 10.764%, 06/21/2027	$360,000	$373,576
R.R. Donnelley & Sons Company, 2023 Term Loan B (Prime rate + 6.250% and 1 month SOFR + 7.250%) 12.471%, 03/08/2028	607,855	603,108
		976,684
Information technology – 1.1%
Dcert Buyer, Inc., 2021 2nd Lien Term Loan (3 month SOFR + 7.000%) 12.264%, 02/19/2029	820,000	747,569
Global Tel*Link Corp., 2018 1st Lien Term Loan (1 month SOFR + 4.250%) 9.452%, 11/29/2025	483,834	442,709
MRI Software LLC, 2020 Term Loan (3 month LIBOR + 5.500%) 11.038%, 02/10/2026	61,160	59,020
MRI Software LLC, 2020 Term Loan B (3 month SOFR + 5.500%) 10.842%, 02/10/2026	107,375	103,617
Neptune Bidco US, Inc., 2022 USD Term Loan B (3 month SOFR + 5.000%) 10.004%, 04/11/2029	210,000	184,380
Peraton Corp., Term Loan B (1 month SOFR + 3.750%) 8.952%, 02/01/2028	412,633	404,604
		1,941,899
Materials – 0.2%
Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (3 month LIBOR + 4.000% or 12.500% PIK) 9.538%, 12/31/2027 (G)	488,697	420,084
TOTAL TERM LOANS (Cost $9,672,370)		$8,866,787
ASSET BACKED SECURITIES – 6.9%
AIG CLO, Ltd. Series 2018-1A, Class DR (3 month LIBOR + 3.100%) 8.350%, 04/20/2032 (A)(H)	260,000	247,533
Aimco CLO, Ltd. Series 2020-12A, Class DR (3 month CME Term SOFR + 2.900%) 7.886%, 01/17/2032 (A)(H)	350,000	329,761
Balboa Bay Loan Funding, Ltd. Series 2020-1A, Class ER (3 month LIBOR + 6.400%) 11.650%, 01/20/2032 (A)(H)	500,000	445,755
Ballyrock CLO, Ltd. Series 2022-19A, Class D (3 month CME Term SOFR + 7.110%) 12.158%, 04/20/2035 (A)(H)	710,000	651,781
Barings CLO, Ltd.
Series 2018-3A, Class D (3 month LIBOR + 2.900%) 8.150%, 07/20/2029 (A)(H)	250,000	241,590
Series 2020-4A, Class E (3 month LIBOR + 5.680%) 10.930%, 01/20/2032 (A)(H)	330,000	286,820
Battalion CLO, Ltd. Series 2021-20A, Class D (3 month LIBOR + 3.100%) 8.360%, 07/15/2034 (A)(H)	250,000	220,670

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Benefit Street Partners CLO XII, Ltd. Series 2017-12A, Class C (3 month LIBOR + 3.050%) 8.310%, 10/15/2030 (A)(H)	$250,000	$235,553
BlueMountain CLO, Ltd. Series 2016-2A, Class DR (3 month LIBOR + 7.790%) 13.169%, 08/20/2032 (A)(H)	300,000	246,851
Bristol Park CLO, Ltd. Series 2016-1A, Class ER (3 month LIBOR + 7.000%) 12.260%, 04/15/2029 (A)(H)	600,000	526,726
Carlyle US CLO, Ltd. Series 2017-2A, Class C (3 month LIBOR + 3.700%) 8.950%, 07/20/2031 (A)(H)	500,000	438,760
Catskill Park CLO, Ltd. Series 2017-1A, Class D (3 month LIBOR + 6.000%) 11.250%, 04/20/2029 (A)(H)	500,000	412,365
Cook Park CLO, Ltd. Series 2018-1A, Class E (3 month LIBOR + 5.400%) 10.660%, 04/17/2030 (A)(H)	250,000	193,855
Dryden CLO, Ltd. Series 2019-75A, Class ER2 (3 month LIBOR + 6.600%) 11.860%, 04/15/2034 (A)(H)	470,000	418,676
Dryden Senior Loan Fund Series 2015-40A, Class DR (3 month LIBOR + 3.100%) 8.421%, 08/15/2031 (A)(H)	250,000	235,409
Eaton Vance CLO, Ltd. Series 2020-2A, Class ER (3 month LIBOR + 6.500%) 11.760%, 01/15/2035 (A)(H)	440,000	417,352
Great Lakes CLO, Ltd. Series 2014-1A, Class CR (3 month LIBOR + 2.700%) 7.960%, 10/15/2029 (A)(H)	400,000	389,750
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month LIBOR + 2.500%) 7.760%, 04/15/2031 (A)(H)	290,000	253,260
Series 2018-1A, Class E (3 month LIBOR + 4.950%) 10.210%, 04/15/2031 (A)(H)	250,000	193,266
Greywolf CLO IV, Ltd. Series 2019-1A, Class CR (3 month CME Term SOFR + 3.910%) 8.896%, 04/17/2034 (A)(H)	250,000	229,306
Grippen Park CLO, Ltd. Series 2017-1A, Class E (3 month LIBOR + 5.700%) 10.950%, 01/20/2030 (A)(H)	420,000	362,321
Jay Park CLO, Ltd. Series 2016-1A, Class DR (3 month LIBOR + 5.200%) 10.450%, 10/20/2027 (A)(H)	350,000	325,335
Magnetite XII, Ltd. Series 2015-12A, Class ER (3 month LIBOR + 5.680%) 10.940%, 10/15/2031 (A)(H)	300,000	269,144
Magnetite XXIV, Ltd. Series 2019-24A, Class ER (3 month CME Term SOFR + 6.400%) 11.386%, 04/15/2035 (A)(H)	250,000	232,296
High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
MKS CLO, Ltd. Series 2017-2A, Class D (3 month LIBOR + 2.650%) 7.900%, 01/20/2031 (A)(H)	$500,000	$460,474
Mountain View CLO IX, Ltd. Series 2015-9A, Class CR (3 month LIBOR + 3.120%) 8.380%, 07/15/2031 (A)(H)	250,000	212,865
Neuberger Berman CLO XVIII, Ltd. Series 2014-18A, Class DR2 (3 month LIBOR + 5.920%) 11.181%, 10/21/2030 (A)(H)	250,000	220,131
Neuberger Berman CLO XVI-S, Ltd. Series 2017-16SA, Class DR (3 month LIBOR + 2.900%) 8.160%, 04/15/2034 (A)(H)	400,000	364,028
Neuberger Berman Loan Advisers CLO XXXIV, Ltd. Series 2019-34A, Class ER (3 month CME Term SOFR + 6.500%) 11.548%, 01/20/2035 (A)(H)	500,000	449,646
Neuberger Berman Loan Advisers CLO, Ltd. Series 2017-25A, Class DR (3 month LIBOR + 2.850%) 8.112%, 10/18/2029 (A)(H)	250,000	234,636
OHA Credit Funding, Ltd. Series 2020-7A, Class DR (3 month CME Term SOFR + 3.100%) 8.128%, 02/24/2037 (A)(H)	250,000	237,788
Palmer Square Loan Funding, Ltd. Series 2022-3A, Class C (3 month CME Term SOFR + 5.400%) 10.386%, 04/15/2031 (A)(H)	390,000	391,274
Saranac CLO III, Ltd. Series 2014-3A, Class DR (3 month LIBOR + 3.250%) 8.770%, 06/22/2030 (A)(H)	570,000	458,273
Sculptor CLO XXVI, Ltd. Series 2026-A, Class E (3 month LIBOR + 7.250%) 12.500%, 07/20/2034 (A)(H)	280,000	244,877
Venture XVII CLO, Ltd. Series 2014-17A, Class DRR (3 month LIBOR + 2.820%) 8.080%, 04/15/2027 (A)(H)	350,000	326,002
Voya CLO III, Ltd. Series 2020-3A, Class DR (3 month LIBOR + 3.250%) 8.500%, 10/20/2034 (A)(H)	500,000	452,562
TOTAL ASSET BACKED SECURITIES (Cost $12,868,604)		$11,856,691
COMMON STOCKS – 0.5%
Communication services – 0.0%
New Cotai, Inc., Class B (G)(I)(J)	3	0
Energy – 0.5%
Berry Corp.	62,206	427,969
Chord Energy Corp.	2,636	405,417
KCAD Holdings I, Ltd. (G)(I)(J)	165,553,563	166
MWO Holdings LLC (G)(I)(J)	445	2,768
Permian Production (G)(J)	19,583	11,750
		848,070
TOTAL COMMON STOCKS (Cost $2,804,635)		$848,070

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES – 0.3%
Energy – 0.3%
MPLX LP, 9.538% (G)	16,445	$559,130
TOTAL PREFERRED SECURITIES (Cost $534,463)		$559,130
ESCROW CERTIFICATES – 0.0%
Adelphia Communications Corp. (G)(J)	$3,000,000	0
Adelphia Communications Corp. (G)(J)	2,050,000	0
Adelphia Communications Corp. (G)(J)	1,025,000	0
Magellan Health, Inc. (G)(J)	1,930,000	0
TOTAL ESCROW CERTIFICATES (Cost $338,778)		$0
SHORT-TERM INVESTMENTS – 5.8%
Short-term funds – 5.8%
John Hancock Collateral Trust, 5.1773% (K)(L)	918,086	9,176,087
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.0004% (K)	814,266	814,266
TOTAL SHORT-TERM INVESTMENTS (Cost $9,991,429)		$9,990,353
Total Investments (High Yield Trust) (Cost $200,384,754) – 102.6%		$175,359,826
Other assets and liabilities, net – (2.6%)		(4,491,617)
TOTAL NET ASSETS – 100.0%		$170,868,209
Currency Abbreviations
CAD	Canadian Dollar
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
High Yield Trust (continued)
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $125,707,043 or 73.6% of the fund's net assets as of 6-30-23.
(B)	All or a portion of this security is on loan as of 6-30-23.
(C)	Non-income producing - Issuer is in default.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(J)	Non-income producing security.
(K)	The rate shown is the annualized seven-day yield as of 6-30-23.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	81	Long	Sep 2023	$8,894,906	$8,674,594	$(220,312)
						$(220,312)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	442,617	USD	485,526	BNP	7/18/2023	—	$(2,238)
MXN	195,721	USD	10,596	MSCS	7/18/2023	$810	—
USD	1,735	CAD	2,334	BNP	7/18/2023	—	(27)
						$810	$(2,265)

SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	NOVA Chemicals Corp.	355,000	USD	$355,000	5.000%	Quarterly	Jun 2027	$(7,058)	$(11,818)	$(18,876)
Centrally cleared	The Goodyear Tire & Rubber Company	470,000	USD	470,000	5.000%	Quarterly	Jun 2027	(6,761)	(26,467)	(33,228)
Centrally cleared	Xerox Holdings Corp.	190,000	USD	190,000	1.000%	Quarterly	Jun 2027	21,389	(7,269)	14,120
				$1,015,000				$7,570	$(45,554)	$(37,984)
The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Occidental Petroleum Corp.	0.757%	750,000	USD	$750,000	1.000%	Quarterly	Jun 2026	$(20,501)	$25,747	$5,246
Centrally cleared	Ford Motor Credit Company LLC	3.416%	800,000	USD	800,000	5.000%	Quarterly	Dec 2026	85,911	(49,656)	36,255
					$1,550,000				$65,410	$(23,909)	$41,501
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter

See Notes to financial statements regarding investment transactions and other derivatives information.
Investment Quality Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 63.7%
U.S. Government – 26.0%
U.S. Treasury Bonds
1.250%, 05/15/2050	$4,170,000	$2,344,811
1.875%, 11/15/2051	3,165,000	2,089,147
2.250%, 08/15/2046	3,655,000	2,670,292
2.500%, 02/15/2045 (A)	1,619,000	1,253,460
2.500%, 02/15/2046	648,000	498,783
3.000%, 11/15/2044 to 08/15/2052	11,680,000	9,866,958
3.125%, 08/15/2044 (A)	5,535,000	4,789,721
3.125%, 05/15/2048	3,205,000	2,764,688
3.375%, 08/15/2042 to 05/15/2044	2,490,000	2,249,731
3.625%, 02/15/2053	830,000	796,541
3.750%, 11/15/2043 (A)	2,253,000	2,153,199
3.875%, 02/15/2043 to 05/15/2043	1,375,000	1,341,434
4.000%, 11/15/2052	885,000	909,061
4.375%, 11/15/2039	1,170,000	1,238,738
U.S. Treasury Inflation Protected Securities
0.125%, 02/15/2052	345,397	228,836
0.250%, 07/15/2029 to 02/15/2050	5,740,064	4,779,981
0.750%, 07/15/2028	2,323,619	2,201,583
U.S. Treasury Notes
1.625%, 05/15/2031 (A)	6,790,000	5,770,174
1.875%, 02/15/2032	3,110,000	2,663,909
2.750%, 08/15/2032	2,945,000	2,699,852
3.375%, 05/15/2033	1,025,000	988,484
		54,299,383
U.S. Government Agency – 37.7%
Federal Home Loan Mortgage Corp.
2.000%, 03/01/2051	2,842,418	2,326,969
2.500%, 01/01/2052 to 05/01/2052	4,170,172	3,536,989
3.000%, 12/01/2046 to 04/01/2048	249,859	223,000
3.500%, 03/01/2048 to 06/01/2048	682,788	630,762
5.000%, 12/01/2034 to 09/01/2052	2,097,452	2,058,795
6.500%, 04/01/2029 to 08/01/2034	4,420	4,580
7.500%, 12/01/2025 to 05/01/2028	1,017	1,034
Federal National Mortgage Association
2.000%, TBA (B)	3,600,000	3,104,546
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
2.000%, 04/01/2051 to 05/01/2051		$8,513,932	$6,962,954
2.500%, TBA (B)		3,100,000	2,627,128
2.500%, 07/01/2030 to 04/01/2050		1,247,931	1,075,846
2.660%, 03/01/2027		766,099	712,792
3.000%, TBA (B)		3,400,000	2,991,468
3.500%, 06/01/2046 to 05/01/2048		2,505,988	2,316,026
4.000%, TBA (B)		3,700,000	3,471,351
4.500%, TBA (B)		17,875,000	17,176,763
5.000%, 09/01/2052		2,024,621	1,986,319
5.500%, TBA (B)		6,530,000	6,498,620
Government National Mortgage Association
2.000%, TBA (B)		2,600,000	2,183,064
3.000%, TBA (B)		7,500,000	6,700,154
3.500%, TBA (B)		5,400,000	4,982,735
4.000%, TBA (B)		2,600,000	2,458,372
4.000%, 11/15/2040 to 02/15/2042		19,631	18,750
4.500%, TBA (B)		4,600,000	4,438,376
6.000%, 08/15/2032 to 04/15/2035		23,838	24,257
6.500%, 06/15/2028 to 02/15/2035		12,505	12,732
7.000%, 11/15/2031 to 11/15/2033		54,716	55,524
			78,579,906
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $146,097,356)			$132,879,289
FOREIGN GOVERNMENT OBLIGATIONS – 2.8%
Angola – 0.1%
Republic of Angola 8.000%, 11/26/2029		200,000	169,230
Benin – 0.1%
Republic of Benin 4.950%, 01/22/2035	EUR	305,000	233,877
Bermuda – 0.2%
Government of Bermuda
2.375%, 08/20/2030 (C)		$200,000	166,702

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Bermuda (continued)
Government of Bermuda (continued)
5.000%, 07/15/2032 (C)		$200,000	$195,000
			361,702
Brazil – 0.5%
Federative Republic of Brazil 10.000%, 01/01/2031	BRL	5,476,000	1,111,401
Chile – 0.1%
Republic of Chile 1.250%, 01/22/2051	EUR	165,000	93,607
Colombia – 0.1%
Republic of Colombia
5.000%, 06/15/2045		$200,000	138,859
5.625%, 02/26/2044		200,000	148,552
			287,411
Costa Rica – 0.1%
Republic of Costa Rica 6.550%, 04/03/2034 (C)		200,000	200,700
Ghana – 0.0%
Republic of Ghana 6.375%, 02/11/2027 (C)		200,000	85,561
Hungary – 0.3%
Republic of Hungary 1.625%, 04/28/2032	EUR	735,000	607,940
Indonesia – 0.2%
Republic of Indonesia 1.100%, 03/12/2033		530,000	427,161
Ivory Coast – 0.1%
Republic of Ivory Coast 4.875%, 01/30/2032		225,000	190,702
North Macedonia – 0.2%
Republic of North Macedonia
2.750%, 01/18/2025		210,000	217,855
3.675%, 06/03/2026 (C)		265,000	269,988
			487,843
Philippines – 0.2%
Republic of the Philippines
1.200%, 04/28/2033		330,000	273,673
1.750%, 04/28/2041		200,000	141,038
			414,711
Romania – 0.5%
Republic of Romania
2.625%, 12/02/2040 (C)		335,000	221,737
2.750%, 04/14/2041		485,000	323,472
3.375%, 02/08/2038		170,000	132,960
4.625%, 04/03/2049		317,000	266,325
			944,494
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia 2.000%, 07/09/2039		155,000	120,877
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $7,685,885)			$5,737,217
CORPORATE BONDS – 27.4%
Communication services – 2.4%
AT&T, Inc.
2.550%, 12/01/2033		$55,000	43,201
3.550%, 09/15/2055		463,000	324,130
3.800%, 12/01/2057		51,000	36,924
5.400%, 02/15/2034		105,000	105,180
Charter Communications Operating LLC
3.500%, 03/01/2042		42,000	28,094
5.125%, 07/01/2049		165,000	129,809
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Charter Communications Operating LLC (continued)
5.750%, 04/01/2048	$45,000	$38,518
6.484%, 10/23/2045	160,000	150,419
6.834%, 10/23/2055	40,000	37,709
Comcast Corp. 3.750%, 04/01/2040	215,000	181,145
Cox Communications, Inc. 2.600%, 06/15/2031 (C)	130,000	106,111
Discovery Communications LLC
3.625%, 05/15/2030	65,000	57,017
4.000%, 09/15/2055	246,000	163,505
5.200%, 09/20/2047	93,000	76,114
5.300%, 05/15/2049	247,000	204,681
IHS Holding, Ltd. 6.250%, 11/29/2028 (C)	200,000	163,108
Lamar Media Corp. 3.625%, 01/15/2031	315,000	265,388
Meta Platforms, Inc. 4.800%, 05/15/2030	105,000	105,077
Paramount Global
4.200%, 06/01/2029 to 05/19/2032	170,000	144,604
4.375%, 03/15/2043	75,000	52,911
4.950%, 01/15/2031 (D)	310,000	279,402
5.250%, 04/01/2044	115,000	87,336
Rogers Communications, Inc.
3.800%, 03/15/2032 (C)	40,000	34,965
4.550%, 03/15/2052 (C)	115,000	92,486
Sirius XM Radio, Inc. 4.125%, 07/01/2030 (C)	40,000	32,662
Time Warner Cable LLC
4.500%, 09/15/2042	455,000	340,336
5.875%, 11/15/2040	65,000	57,340
T-Mobile USA, Inc.
2.050%, 02/15/2028	150,000	130,063
3.875%, 04/15/2030	115,000	105,946
5.050%, 07/15/2033	125,000	122,737
Verizon Communications, Inc.
2.355%, 03/15/2032	135,000	108,578
2.550%, 03/21/2031	160,000	133,589
2.650%, 11/20/2040	70,000	48,692
2.850%, 09/03/2041	50,000	35,561
3.850%, 11/01/2042	35,000	28,311
4.272%, 01/15/2036	15,000	13,525
WarnerMedia Holdings, Inc.
4.279%, 03/15/2032	130,000	115,294
5.050%, 03/15/2042	35,000	29,500
5.141%, 03/15/2052	290,000	236,132
WMG Acquisition Corp.
3.000%, 02/15/2031 (C)	75,000	60,674
3.750%, 12/01/2029 (C)	85,000	73,480
3.875%, 07/15/2030 (C)	450,000	388,176
		4,968,430
Consumer discretionary – 1.2%
AutoZone, Inc. 4.750%, 08/01/2032 to 02/01/2033	115,000	110,805
General Motors Financial Company, Inc. 3.600%, 06/21/2030	100,000	86,398
Hanesbrands, Inc. 4.875%, 05/15/2026 (C)	50,000	46,677
Howard University
2.701%, 10/01/2029	100,000	85,078
2.801%, 10/01/2030	100,000	83,707
3.476%, 10/01/2041	120,000	90,319

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
LKQ Corp. 5.750%, 06/15/2028 (C)	$85,000	$84,724
O'Reilly Automotive, Inc. 4.700%, 06/15/2032	205,000	197,452
Service Corp. International
3.375%, 08/15/2030	335,000	280,161
5.125%, 06/01/2029	507,000	477,706
Taylor Morrison Communities, Inc.
5.125%, 08/01/2030 (C)	40,000	36,932
5.750%, 01/15/2028 (C)	302,000	292,010
The Gap, Inc.
3.625%, 10/01/2029 (C)	240,000	169,582
3.875%, 10/01/2031 (C)	440,000	301,188
The William Carter Company 5.625%, 03/15/2027 (C)	105,000	101,885
		2,444,624
Consumer staples – 0.8%
Bacardi, Ltd. 5.400%, 06/15/2033 (C)	100,000	99,116
BAT Capital Corp. 4.742%, 03/16/2032	90,000	82,058
BAT International Finance PLC 4.448%, 03/16/2028	40,000	37,756
General Mills, Inc. 4.950%, 03/29/2033	40,000	39,643
Kenvue, Inc. 5.050%, 03/22/2053 (C)	100,000	102,064
NBM US Holdings, Inc. 7.000%, 05/14/2026 (C)	420,000	407,375
Philip Morris International, Inc.
4.875%, 02/15/2028	315,000	310,187
5.125%, 11/17/2027 to 02/15/2030	380,000	377,799
5.375%, 02/15/2033	140,000	139,692
5.625%, 11/17/2029	95,000	96,799
		1,692,489
Energy – 2.7%
Aker BP ASA 6.000%, 06/13/2033 (C)	175,000	175,062
BP Capital Markets America, Inc.
2.939%, 06/04/2051	120,000	81,889
3.000%, 02/24/2050	20,000	13,938
4.812%, 02/13/2033	230,000	226,657
4.893%, 09/11/2033	130,000	128,658
Cheniere Energy Partners LP 5.950%, 06/30/2033 (C)	65,000	65,189
ConocoPhillips Company 4.025%, 03/15/2062	45,000	36,611
Continental Resources, Inc.
2.875%, 04/01/2032 (C)	50,000	38,415
5.750%, 01/15/2031 (C)	60,000	57,039
Diamondback Energy, Inc. 6.250%, 03/15/2033 to 03/15/2053	195,000	199,774
Ecopetrol SA
4.625%, 11/02/2031	460,000	355,112
8.625%, 01/19/2029 (B)	355,000	355,817
Enbridge, Inc. 5.700%, 03/08/2033	80,000	81,099
Energo-Pro AS 8.500%, 02/04/2027 (C)	315,000	298,463
Energy Transfer LP
5.250%, 04/15/2029	130,000	126,911
5.550%, 02/15/2028	55,000	54,845
6.125%, 12/15/2045	35,000	33,252
EQM Midstream Partners LP 6.500%, 07/01/2027 (C)	15,000	14,794
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
EQT Corp. 3.625%, 05/15/2031 (C)	$90,000	$77,408
Equinor ASA
3.625%, 04/06/2040	125,000	104,841
3.700%, 04/06/2050	15,000	12,193
Hess Corp.
7.125%, 03/15/2033	18,000	19,634
7.300%, 08/15/2031	95,000	104,173
Leviathan Bond, Ltd. 6.500%, 06/30/2027 (C)	235,000	225,318
Marathon Oil Corp. 6.600%, 10/01/2037	150,000	149,554
MPLX LP
2.650%, 08/15/2030	55,000	46,016
4.950%, 09/01/2032 to 03/14/2052	105,000	95,531
ONEOK, Inc.
3.400%, 09/01/2029	130,000	113,350
4.350%, 03/15/2029	40,000	37,194
5.200%, 07/15/2048	70,000	59,673
6.100%, 11/15/2032	95,000	96,649
Ovintiv, Inc.
6.250%, 07/15/2033	155,000	152,881
6.500%, 08/15/2034	40,000	40,086
6.625%, 08/15/2037	95,000	93,769
Pioneer Natural Resources Company 5.100%, 03/29/2026	25,000	24,850
Plains All American Pipeline LP
3.800%, 09/15/2030	175,000	155,275
4.900%, 02/15/2045	80,000	64,398
Sabine Pass Liquefaction LLC 4.500%, 05/15/2030	90,000	85,551
Shell International Finance BV
2.875%, 11/26/2041	55,000	41,109
3.000%, 11/26/2051	70,000	49,310
3.250%, 04/06/2050	75,000	55,791
Targa Resources Corp.
4.200%, 02/01/2033	100,000	88,514
6.125%, 03/15/2033	75,000	76,634
6.250%, 07/01/2052	110,000	107,524
6.500%, 02/15/2053	25,000	25,531
Targa Resources Partners LP
4.000%, 01/15/2032	70,000	60,510
4.875%, 02/01/2031	20,000	18,483
The Williams Companies, Inc.
4.650%, 08/15/2032	145,000	137,317
5.650%, 03/15/2033	85,000	86,126
TransCanada PipeLines, Ltd. 2.500%, 10/12/2031	90,000	72,588
Transcontinental Gas Pipe Line Company LLC 3.250%, 05/15/2030	60,000	53,326
Var Energi ASA 7.500%, 01/15/2028 (C)	250,000	256,933
Viper Energy Partners LP 5.375%, 11/01/2027 (C)	257,000	246,647
Western Midstream Operating LP
4.500%, 03/01/2028	35,000	33,005
4.750%, 08/15/2028	15,000	14,237
6.150%, 04/01/2033	115,000	115,907
		5,641,361
Financials – 7.2%
American Express Company 5.043%, (5.043% to 5-1-33, then SOFR + 1.835%), 05/01/2034	50,000	48,906

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Aon Corp. 5.350%, 02/28/2033	$75,000	$75,546
Athene Global Funding
2.646%, 10/04/2031 (C)	225,000	170,323
2.717%, 01/07/2029 (C)	355,000	289,098
Bank of America Corp.
1.898%, (1.898% to 7-23-30, then SOFR + 1.530%), 07/23/2031	30,000	23,891
1.922%, (1.922% to 10-24-30, then SOFR + 1.370%), 10/24/2031	80,000	63,326
2.572%, (2.572% to 10-20-31, then SOFR + 1.210%), 10/20/2032	110,000	89,595
2.592%, (2.592% to 4-29-30, then SOFR + 2.150%), 04/29/2031	215,000	180,500
2.687%, (2.687% to 4-22-31, then SOFR + 1.320%), 04/22/2032	600,000	497,248
2.972%, (2.972% to 2-4-32, then SOFR + 1.330%), 02/04/2033	30,000	25,009
3.194%, (3.194% to 7-23-29, then 3 month CME Term SOFR + 1.442%), 07/23/2030	320,000	282,050
4.376%, (4.376% to 4-27-27, then SOFR + 1.580%), 04/27/2028	285,000	273,596
5.202%, (5.202% to 4-25-28, then SOFR + 1.630%), 04/25/2029	195,000	192,869
Bank of Ireland Group PLC 6.253%, (6.253% to 9-16-25, then 1 Year CMT + 2.650%), 09/16/2026 (C)	345,000	342,282
Barclays PLC
6.224%, (6.224% to 5-9-33, then SOFR + 2.980%), 05/09/2034	200,000	199,207
7.119%, (7.119% to 6-27-33, then SOFR + 3.570%), 06/27/2034	200,000	199,920
7.385%, (7.385% to 11-2-27, then 1 Year CMT + 3.300%), 11/02/2028	200,000	208,321
BNP Paribas SA
2.219%, (2.219% to 6-9-25, then SOFR + 2.074%), 06/09/2026 (C)	240,000	221,955
5.125%, (5.125% to 1-13-28, then 1 Year CMT + 1.450%), 01/13/2029 (C)	255,000	249,520
Capital One Financial Corp.
1.878%, (1.878% to 11-2-26, then SOFR + 0.855%), 11/02/2027	80,000	68,530
3.273%, (3.273% to 3-1-29, then SOFR + 1.790%), 03/01/2030	55,000	46,699
5.247%, (5.247% to 7-26-29, then SOFR + 2.600%), 07/26/2030	260,000	245,104
5.468%, (5.468% to 2-1-28, then SOFR + 2.080%), 02/01/2029	75,000	71,847
5.817%, (5.817% to 2-1-33, then SOFR + 2.600%), 02/01/2034	60,000	57,244
6.312%, (6.312% to 6-8-28, then SOFR + 2.640%), 06/08/2029	50,000	49,663
6.377%, (6.377% to 6-8-33, then SOFR + 2.860%), 06/08/2034	45,000	44,678
Citigroup, Inc. 6.174%, (6.174% to 5-25-33, then SOFR + 2.661%), 05/25/2034	190,000	191,655
Corebridge Financial, Inc.
3.850%, 04/05/2029	75,000	67,449
6.875%, (6.875% to 9-15-27, then 5 Year CMT + 3.846%), 12/15/2052	240,000	230,038
Danske Bank A/S 5.375%, 01/12/2024 (C)	235,000	233,612
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Deutsche Bank AG
2.129%, (2.129% to 11-24-25, then SOFR + 1.870%), 11/24/2026	$220,000	$195,739
2.311%, (2.311% to 11-16-26, then SOFR + 1.219%), 11/16/2027	180,000	154,681
7.079%, (7.079% to 11-10-32, then SOFR + 3.650%), 02/10/2034	200,000	185,007
Equitable Financial Life Global Funding 1.800%, 03/08/2028 (C)	315,000	265,658
FirstCash, Inc.
4.625%, 09/01/2028 (C)	250,000	223,301
5.625%, 01/01/2030 (C)	220,000	198,841
GTP Acquisition Partners I LLC 3.482%, 06/16/2025 (C)	730,000	696,985
HSBC Holdings PLC
2.206%, (2.206% to 8-17-28, then SOFR + 1.285%), 08/17/2029	200,000	167,313
5.402%, (5.402% to 8-11-32, then SOFR + 2.870%), 08/11/2033	570,000	557,269
6.161%, (6.161% to 3-9-28, then SOFR + 1.970%), 03/09/2029	200,000	201,702
6.332%, (6.332% to 3-9-43, then SOFR + 2.650%), 03/09/2044	200,000	207,323
6.547%, (6.547% to 6-20-33, then SOFR + 2.980%), 06/20/2034	210,000	209,185
Intercontinental Exchange, Inc. 4.350%, 06/15/2029	55,000	53,792
Intesa Sanpaolo SpA 6.625%, 06/20/2033 (C)	200,000	199,266
JPMorgan Chase & Co.
2.545%, (2.545% to 11-8-31, then SOFR + 1.180%), 11/08/2032	115,000	94,222
3.509%, (3.509% to 1-23-28, then 3 month CME Term SOFR + 0.945%), 01/23/2029	285,000	263,447
3.702%, (3.702% to 5-6-29, then 3 month CME Term SOFR + 1.422%), 05/06/2030	105,000	96,225
4.005%, (4.005% to 4-23-28, then 3 month CME Term SOFR + 1.382%), 04/23/2029	315,000	296,558
M&T Bank Corp. 5.053%, (5.053% to 1-27-33, then SOFR + 1.850%), 01/27/2034	525,000	479,492
Marsh & McLennan Companies, Inc. 4.750%, 03/15/2039	120,000	113,085
Morgan Stanley
1.794%, (1.794% to 2-13-31, then SOFR + 1.034%), 02/13/2032	270,000	209,438
1.928%, (1.928% to 4-28-31, then SOFR + 1.020%), 04/28/2032	200,000	156,126
2.239%, (2.239% to 7-21-31, then SOFR + 1.178%), 07/21/2032	245,000	194,723
4.210%, (4.210% to 4-20-27, then SOFR + 1.610%), 04/20/2028	155,000	148,900
5.164%, (5.164% to 4-20-28, then SOFR + 1.590%), 04/20/2029	230,000	227,191
MSCI, Inc.
3.625%, 11/01/2031 (C)	192,000	163,905
3.875%, 02/15/2031 (C)	63,000	54,591
4.000%, 11/15/2029 (C)	90,000	81,452
Nasdaq, Inc.
5.350%, 06/28/2028	70,000	70,101
5.550%, 02/15/2034	65,000	65,256
6.100%, 06/28/2063	25,000	25,564

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
National Rural Utilities Cooperative Finance Corp.
4.800%, 03/15/2028	$50,000	$49,431
5.800%, 01/15/2033	100,000	104,561
OneMain Finance Corp. 6.125%, 03/15/2024	75,000	74,744
Societe Generale SA 6.221%, (6.221% to 6-15-32, then 1 Year CMT + 3.200%), 06/15/2033 (C)	565,000	525,972
Standard Chartered PLC 7.767%, (7.767% to 11-16-27, then 1 Year CMT + 3.450%), 11/16/2028 (C)	200,000	212,170
Synchrony Financial
2.875%, 10/28/2031	75,000	54,536
7.250%, 02/02/2033	125,000	112,572
The Goldman Sachs Group, Inc.
2.383%, (2.383% to 7-21-31, then SOFR + 1.248%), 07/21/2032	325,000	260,325
2.615%, (2.615% to 4-22-31, then SOFR + 1.281%), 04/22/2032	340,000	278,841
4.223%, (4.223% to 5-1-28, then 3 month CME Term SOFR + 1.563%), 05/01/2029	235,000	221,955
4.482%, (4.482% to 8-23-27, then SOFR + 1.725%), 08/23/2028	65,000	62,843
UBS Group AG
6.442%, (6.442% to 8-11-27, then SOFR + 3.700%), 08/11/2028 (C)	250,000	250,925
6.537%, (6.537% to 8-12-32, then SOFR + 3.920%), 08/12/2033 (C)	520,000	532,694
Unum Group 4.500%, 12/15/2049	100,000	76,751
Wells Fargo & Company
2.572%, (2.572% to 2-11-30, then 3 month CME Term SOFR + 1.262%), 02/11/2031	190,000	160,871
2.879%, (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%), 10/30/2030	25,000	21,592
3.000%, 10/23/2026	35,000	32,489
3.350%, (3.350% to 3-2-32, then SOFR + 1.500%), 03/02/2033	205,000	175,450
3.908%, (3.908% to 4-25-25, then SOFR + 1.320%), 04/25/2026	115,000	111,180
4.808%, (4.808% to 7-25-27, then SOFR + 1.980%), 07/25/2028	180,000	175,936
4.897%, (4.897% to 7-25-32, then SOFR + 2.100%), 07/25/2033	110,000	105,513
5.389%, (5.389% to 4-24-33, then SOFR + 2.020%), 04/24/2034	75,000	74,521
Willis North America, Inc. 3.600%, 05/15/2024	115,000	112,205
		14,984,096
Health care – 2.0%
Alcon Finance Corp. 5.375%, 12/06/2032 (C)	200,000	202,664
Amgen, Inc.
5.250%, 03/02/2030 to 03/02/2033	380,000	380,521
5.750%, 03/02/2063	105,000	106,516
Avantor Funding, Inc. 4.625%, 07/15/2028 (C)	375,000	347,596
Centene Corp.
2.450%, 07/15/2028	100,000	85,476
3.375%, 02/15/2030	5,000	4,297
4.250%, 12/15/2027	50,000	46,748
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Centene Corp. (continued)
4.625%, 12/15/2029	$585,000	$538,456
CommonSpirit Health 3.347%, 10/01/2029	60,000	52,785
CSL Finance PLC 4.050%, 04/27/2029 (C)	155,000	147,068
CVS Health Corp.
4.125%, 04/01/2040	85,000	71,632
5.125%, 02/21/2030	140,000	139,033
5.250%, 01/30/2031	60,000	59,812
GE HealthCare Technologies, Inc.
5.857%, 03/15/2030	100,000	102,633
5.905%, 11/22/2032	100,000	104,618
Haleon US Capital LLC 3.375%, 03/24/2029	250,000	227,155
Humana, Inc.
3.700%, 03/23/2029	250,000	228,969
5.875%, 03/01/2033	35,000	36,372
Kaiser Foundation Hospitals
2.810%, 06/01/2041	45,000	33,056
3.002%, 06/01/2051	110,000	77,005
Royalty Pharma PLC
2.150%, 09/02/2031	315,000	246,920
2.200%, 09/02/2030	85,000	68,330
3.300%, 09/02/2040	25,000	17,799
Sutter Health 3.361%, 08/15/2050	20,000	14,354
The Cigna Group 5.400%, 03/15/2033	110,000	111,940
UnitedHealth Group, Inc.
2.750%, 05/15/2040	110,000	81,716
3.500%, 08/15/2039	70,000	58,711
4.000%, 05/15/2029	140,000	133,792
4.950%, 05/15/2062	30,000	28,841
5.250%, 02/15/2028	85,000	86,660
5.350%, 02/15/2033	170,000	176,648
5.875%, 02/15/2053	20,000	22,215
6.050%, 02/15/2063	30,000	33,923
		4,074,261
Industrials – 2.1%
Ashtead Capital, Inc.
4.375%, 08/15/2027 (C)	605,000	568,795
5.500%, 08/11/2032 (C)	200,000	193,373
Booz Allen Hamilton, Inc. 3.875%, 09/01/2028 (C)	420,000	379,873
Builders FirstSource, Inc. 5.000%, 03/01/2030 (C)	225,000	210,378
Clean Harbors, Inc. 4.875%, 07/15/2027 (C)	620,000	593,667
DAE Funding LLC 1.550%, 08/01/2024 (C)	435,000	412,914
International Airport Finance SA 12.000%, 03/15/2033 (C)	320,972	295,294
Northrop Grumman Corp. 5.150%, 05/01/2040	95,000	93,510
Otis Worldwide Corp. 2.565%, 02/15/2030	120,000	103,456
Penske Truck Leasing Company LP
2.700%, 11/01/2024 (C)	205,000	195,605
4.000%, 07/15/2025 (C)	170,000	162,613
4.400%, 07/01/2027 (C)	140,000	132,140
Raytheon Technologies Corp.
5.150%, 02/27/2033	70,000	70,957
5.375%, 02/27/2053	25,000	25,960

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Regal Rexnord Corp.
6.050%, 04/15/2028 (C)	$310,000	$307,739
6.300%, 02/15/2030 (C)	120,000	119,645
SS&C Technologies, Inc. 5.500%, 09/30/2027 (C)	262,000	250,820
The Boeing Company
5.040%, 05/01/2027	80,000	79,021
5.150%, 05/01/2030	170,000	168,360
United Rentals North America, Inc.
4.000%, 07/15/2030	35,000	30,997
5.500%, 05/15/2027	32,000	31,494
		4,426,611
Information technology – 2.5%
Black Knight InfoServ LLC 3.625%, 09/01/2028 (C)	699,000	625,605
Broadcom, Inc.
3.137%, 11/15/2035 (C)	145,000	111,222
3.469%, 04/15/2034 (C)	26,000	21,328
4.000%, 04/15/2029 (C)	210,000	193,957
CDW LLC
2.670%, 12/01/2026	60,000	53,873
3.250%, 02/15/2029	340,000	291,324
3.569%, 12/01/2031	50,000	42,191
4.125%, 05/01/2025	230,000	221,481
Fair Isaac Corp. 4.000%, 06/15/2028 (C)	386,000	354,119
Gartner, Inc. 4.500%, 07/01/2028 (C)	193,000	180,303
Gen Digital, Inc.
5.000%, 04/15/2025 (C)	530,000	519,059
6.750%, 09/30/2027 (C)	70,000	69,803
Go Daddy Operating Company LLC
3.500%, 03/01/2029 (C)	55,000	47,126
5.250%, 12/01/2027 (C)	454,000	431,300
Intel Corp.
3.100%, 02/15/2060	100,000	63,956
4.900%, 08/05/2052	80,000	73,838
5.125%, 02/10/2030	50,000	50,307
5.700%, 02/10/2053	45,000	45,778
5.900%, 02/10/2063	80,000	82,618
Marvell Technology, Inc.
2.450%, 04/15/2028	175,000	152,789
2.950%, 04/15/2031	60,000	50,296
Nokia OYJ 4.375%, 06/12/2027	130,000	122,448
NVIDIA Corp. 3.500%, 04/01/2040	110,000	94,170
NXP BV
4.300%, 06/18/2029	25,000	23,561
5.550%, 12/01/2028	95,000	95,589
Open Text Corp.
3.875%, 12/01/2029 (C)	355,000	296,731
6.900%, 12/01/2027 (C)	250,000	254,508
Open Text Holdings, Inc. 4.125%, 12/01/2031 (C)	60,000	49,183
Oracle Corp.
2.950%, 04/01/2030	10,000	8,729
3.850%, 04/01/2060	380,000	267,821
4.100%, 03/25/2061	95,000	70,101
6.150%, 11/09/2029	170,000	177,066
Qorvo, Inc. 3.375%, 04/01/2031 (C)	120,000	96,742
		5,238,922
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials – 1.1%
Anglo American Capital PLC 2.625%, 09/10/2030 (C)	$200,000	$164,976
ArcelorMittal SA 6.800%, 11/29/2032	205,000	210,465
Ball Corp.
4.000%, 11/15/2023	105,000	104,213
6.000%, 06/15/2029	735,000	729,488
Celanese US Holdings LLC 6.165%, 07/15/2027	190,000	189,017
FS Luxembourg Sarl 10.000%, 12/15/2025 (C)	200,000	204,959
Glencore Funding LLC 5.700%, 05/08/2033 (C)	125,000	124,022
Standard Industries, Inc.
3.375%, 01/15/2031 (C)	10,000	8,050
4.375%, 07/15/2030 (C)	410,000	355,100
Vale Overseas, Ltd. 6.125%, 06/12/2033	170,000	170,304
		2,260,594
Real estate – 1.0%
American Tower Corp.
2.700%, 04/15/2031	30,000	24,877
3.650%, 03/15/2027	135,000	126,380
American Tower Trust I 5.490%, 03/15/2028 (C)	440,000	440,356
Crown Castle, Inc.
2.900%, 03/15/2027	110,000	100,656
3.800%, 02/15/2028	5,000	4,660
4.800%, 09/01/2028	330,000	320,112
5.000%, 01/11/2028	55,000	53,975
EPR Properties 4.950%, 04/15/2028	190,000	169,737
GLP Capital LP
4.000%, 01/15/2031	85,000	73,488
5.300%, 01/15/2029	130,000	123,780
5.750%, 06/01/2028	130,000	127,188
SBA Tower Trust 2.836%, 01/15/2025 (C)	300,000	284,854
VICI Properties LP
4.950%, 02/15/2030	287,000	269,229
5.125%, 05/15/2032	60,000	56,139
		2,175,431
Utilities – 4.4%
Alabama Power Company
3.450%, 10/01/2049	120,000	87,748
4.150%, 08/15/2044	105,000	87,511
Berkshire Hathaway Energy Company 4.600%, 05/01/2053	135,000	115,665
Cleco Corporate Holdings LLC
3.375%, 09/15/2029	140,000	118,743
4.973%, 05/01/2046	5,000	4,206
Consolidated Edison Company of New York, Inc. 3.200%, 12/01/2051	120,000	83,177
Dominion Energy, Inc.
3.375%, 04/01/2030	20,000	17,889
5.375%, 11/15/2032	465,000	466,592
6.300%, 03/15/2033	5,000	5,307
Duke Energy Corp.
2.550%, 06/15/2031	425,000	350,191
4.500%, 08/15/2032	140,000	131,990
5.000%, 08/15/2052	40,000	36,565
Duke Energy Indiana LLC
2.750%, 04/01/2050	80,000	51,090
3.250%, 10/01/2049	105,000	75,081

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Duke Energy Ohio, Inc. 5.250%, 04/01/2033	$5,000	$5,036
Duke Energy Progress LLC
3.700%, 10/15/2046	125,000	97,061
4.000%, 04/01/2052	65,000	52,623
Edison International
5.250%, 11/15/2028	60,000	58,385
6.950%, 11/15/2029	240,000	252,450
Electricite de France SA 6.250%, 05/23/2033 (C)	200,000	203,316
Emera, Inc. 6.750%, (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%), 06/15/2076	260,000	251,415
Enel Finance International NV 5.000%, 06/15/2032 (C)	200,000	189,059
Evergy, Inc.
2.450%, 09/15/2024	15,000	14,369
2.900%, 09/15/2029 (D)	175,000	152,703
Eversource Energy
5.125%, 05/15/2033	260,000	256,230
5.450%, 03/01/2028	45,000	45,302
Florida Power & Light Company 5.100%, 04/01/2033	55,000	55,810
Georgia Power Company
4.300%, 03/15/2042	75,000	64,642
4.700%, 05/15/2032	65,000	62,829
4.950%, 05/17/2033	40,000	39,484
Greenko Wind Projects Mauritius, Ltd. 5.500%, 04/06/2025	200,000	191,176
Greensaif Pipelines Bidco Sarl
6.129%, 02/23/2038 (C)	200,000	204,284
6.510%, 02/23/2042 (C)	200,000	207,908
IPALCO Enterprises, Inc. 3.700%, 09/01/2024	175,000	169,193
Kentucky Utilities Company 5.450%, 04/15/2033	80,000	81,472
KeySpan Gas East Corp. 5.994%, 03/06/2033 (C)	130,000	131,009
Louisville Gas and Electric Company 5.450%, 04/15/2033	80,000	81,466
National Grid PLC 5.602%, 06/12/2028	35,000	35,147
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/2030	55,000	45,745
4.625%, 07/15/2027	300,000	293,342
5.000%, 02/28/2030 to 07/15/2032	175,000	172,708
6.051%, 03/01/2025	25,000	25,094
NiSource, Inc.
3.490%, 05/15/2027	155,000	145,832
3.600%, 05/01/2030	80,000	72,046
5.250%, 03/30/2028	80,000	79,937
5.400%, 06/30/2033	250,000	250,167
NRG Energy, Inc. 2.450%, 12/02/2027 (C)	190,000	160,115
Oglethorpe Power Corp. 4.500%, 04/01/2047	80,000	66,084
Pacific Gas & Electric Company
2.500%, 02/01/2031	430,000	336,640
3.500%, 08/01/2050	55,000	34,986
4.400%, 03/01/2032	40,000	34,639
4.550%, 07/01/2030	165,000	149,329
4.950%, 07/01/2050	363,000	285,104
5.250%, 03/01/2052	62,000	50,352
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Pacific Gas & Electric Company (continued)
5.900%, 06/15/2032	$195,000	$187,669
6.100%, 01/15/2029	80,000	78,713
6.150%, 01/15/2033	175,000	171,159
6.400%, 06/15/2033	345,000	343,111
Piedmont Natural Gas Company, Inc. 5.400%, 06/15/2033	70,000	69,836
PPL Capital Funding, Inc. 4.125%, 04/15/2030	40,000	37,065
Puget Energy, Inc.
3.650%, 05/15/2025	180,000	172,081
4.100%, 06/15/2030	60,000	54,630
Sempra Energy
3.400%, 02/01/2028	200,000	184,080
5.400%, 08/01/2026	125,000	124,389
Southern California Edison Company
2.850%, 08/01/2029 (D)	135,000	117,942
5.300%, 03/01/2028	65,000	64,993
5.850%, 11/01/2027	20,000	20,452
Southern California Gas Company 5.200%, 06/01/2033	110,000	108,540
Southwestern Electric Power Company 5.300%, 04/01/2033	150,000	148,050
The AES Corp. 3.300%, 07/15/2025 (C)	175,000	165,259
The Southern Company 5.200%, 06/15/2033	215,000	213,250
Virginia Electric & Power Company 5.000%, 04/01/2033	130,000	128,482
Xcel Energy, Inc. 4.600%, 06/01/2032	85,000	80,266
		9,206,211
TOTAL CORPORATE BONDS (Cost $60,989,290)		$57,113,030
MUNICIPAL BONDS – 1.8%
Chicago Board of Education (Illinois), GO
6.038%, 12/01/2029	30,000	29,630
6.138%, 12/01/2039	155,000	146,385
6.319%, 11/01/2029	185,000	184,640
Chicago Transit Authority (Illinois) 3.912%, 12/01/2040	90,000	78,756
County of Riverside (California) 3.070%, 02/15/2028	600,000	554,810
Metropolitan Transportation Authority (New York)
4.750%, 11/15/2045	255,000	259,531
5.175%, 11/15/2049	705,000	642,130
Municipal Electric Authority of Georgia 6.637%, 04/01/2057	89,000	101,580
New York Transportation Development Corp. 4.248%, 09/01/2035	640,000	622,662
Philadelphia Authority for Industrial Development (Pennsylvania) 6.550%, 10/15/2028	675,000	712,935
State Board of Administration Finance Corp. (Florida) 1.258%, 07/01/2025	510,000	470,861
TOTAL MUNICIPAL BONDS (Cost $4,144,901)		$3,803,920

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 13.8%
Commercial and residential – 10.7%
Alternative Loan Trust
Series 2005-27, Class 2A1 (12 month Treasury Average Index + 1.350%), 5.326%, 08/25/2035 (E)	$104,325	$82,582
Series 2005-56, Class 5A1 (1 month LIBOR + 0.640%), 5.790%, 11/25/2035 (E)	53,102	42,419
Series 2005-72, Class A1 (1 month LIBOR + 0.540%), 5.690%, 01/25/2036 (E)	14,284	12,780
Series 2005-7CB, Class 2A8 (1 month LIBOR + 0.450%), 5.500%, 03/01/2038 (E)	91,295	68,410
Series 2006-9T1, Class A1, 5.750%, 05/25/2036	63,795	26,956
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11 (12 month Treasury Average Index + 0.940%), 4.916%, 10/25/2046 (E)	31,706	22,100
Series 2007-2, Class A1 (1 month LIBOR + 0.125%), 5.275%, 03/25/2047 (E)	11,908	10,526
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (C)(F)	120,180	107,656
Series 2021-2, Class A1, 0.985%, 04/25/2066 (C)(F)	137,089	111,614
Series 2021-4, Class A2, 1.241%, 01/20/2065 (C)(F)	133,115	105,478
Series 2021-5, Class A1, 0.951%, 07/25/2066 (C)(F)	327,333	265,721
Series 2021-6, Class A1, 1.458%, 09/25/2066 (C)(F)	481,785	381,463
Series 2021-8, Class A1, 1.820%, 11/25/2066 (C)(F)	237,147	197,296
Arroyo Mortgage Trust Series 2019-2, Class A1 3.347%, 04/25/2049 (C)(F)	173,029	159,609
BANK
Series 2017-BNK8, Class XA IO, 0.848%, 11/15/2050	3,691,109	91,813
Series 2019-BN18, Class XA IO, 1.034%, 05/15/2062	1,402,644	56,592
Series 2019-BN20, Class XA IO, 0.936%, 09/15/2062	2,214,143	86,370
Series 2019-BN22, Class XA IO, 0.709%, 11/15/2062	2,424,007	73,030
Series 2019-BN23, Class XA IO, 0.807%, 12/15/2052	1,914,547	66,634
Series 2019-BN24, Class XA IO, 0.755%, 11/15/2062	1,175,427	38,898
Series 2020-BN28, Class XA IO, 1.878%, 03/15/2063	2,540,182	238,901
Series 2021-BN31, Class A4, 2.036%, 02/15/2054	285,000	226,781
Series 2023-BNK45, Class XA, 1.204%, 02/15/2056	998,574	66,733
BBCMS Mortgage Trust
Series 2017-C1, Class XA IO, 1.624%, 02/15/2050	2,869,174	119,570
Series 2022-C15, Class A5, 3.662%, 04/15/2055 (F)	110,000	97,183
Series 2022-C16, Class A5, 4.600%, 06/15/2055 (F)	120,000	113,840
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BBCMS Mortgage Trust (continued)
Series 2022-C18, Class A4, 5.439%, 12/15/2055 (F)	$150,000	$152,397
Series 2022-C18, Class A5, 5.710%, 12/15/2055 (F)	50,000	51,816
BCAP LLC Trust Series 2006-AA2, Class A1 (1 month LIBOR + 0.340%) 5.490%, 01/25/2037 (E)	78,551	71,971
Bear Stearns ALT-A Trust Series 2005-10, Class 11A1 (1 month LIBOR + 0.500%) 5.650%, 01/25/2036 (E)	17,482	15,479
Bear Stearns Mortgage Funding Trust Series 2006-AR3, Class 1A1 (1 month LIBOR + 0.180%) 5.330%, 10/25/2036 (E)	6,666	5,617
Benchmark Mortgage Trust
Series 2018-B1, Class XA IO, 0.679%, 01/15/2051	962,882	17,641
Series 2018-B4, Class XA IO, 0.656%, 07/15/2051	2,176,216	35,079
Series 2018-B8, Class XA IO, 0.781%, 01/15/2052	4,440,528	109,530
Series 2019-B10, Class XA IO, 1.357%, 03/15/2062	3,020,000	149,051
Series 2019-B12, Class XA IO, 1.162%, 08/15/2052	1,051,729	39,866
Series 2020-B18, Class XA IO, 1.913%, 07/15/2053	696,225	50,231
Series 2020-B22, Class XA IO, 1.628%, 01/15/2054	1,159,852	98,123
BINOM Securitization Trust Series 2021-INV1, Class A1 2.034%, 06/25/2056 (C)(F)	160,269	135,946
BPR Trust Series 2022-STAR, Class A (1 month CME Term SOFR + 3.232%) 8.379%, 08/15/2024 (C)(E)	275,000	272,572
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1, 0.941%, 02/25/2049 (C)(F)	91,976	79,884
Series 2021-NQM2, Class A1, 0.970%, 03/25/2060 (C)(F)	79,158	73,249
BX Commercial Mortgage Trust Series 2019-XL, Class A (1 month CME Term SOFR + 1.034%) 6.181%, 10/15/2036 (C)(E)	482,314	479,314
BX Trust Series 2022-PSB, Class A (1 month CME Term SOFR + 2.451%) 7.598%, 08/15/2039 (C)(E)	249,933	249,239
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) 7.743%, 12/15/2037 (C)(E)	355,000	341,979
Chase Mortgage Finance Trust Series 2005-S3, Class A10 5.500%, 11/25/2035	92,355	69,001
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3 (1 month LIBOR + 0.680%), 5.830%, 03/25/2035 (E)	22,768	20,609

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
CHL Mortgage Pass-Through Trust (continued)
Series 2007-HY4, Class 1A1, 3.611%, 09/25/2047 (F)	$53,742	$47,110
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class XA IO, 1.049%, 07/10/2047	1,633,716	11,161
Series 2015-GC29, Class XA IO, 1.153%, 04/10/2048	1,556,429	21,906
Series 2016-C3, Class C, 4.201%, 11/15/2049 (F)	288,000	229,308
COLT Mortgage Loan Trust Series 2021-3, Class A1 0.956%, 09/27/2066 (C)(F)	389,301	301,008
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR16, Class A4, 4.051%, 04/10/2047	480,000	470,417
Series 2014-CR17, Class A5, 3.977%, 05/10/2047	390,000	381,162
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class A1, 4.353%, 08/10/2030 (C)	260,000	237,250
Series 2015-3BP, Class A, 3.178%, 02/10/2035 (C)	580,000	538,276
Series 2022-HC, Class A, 2.819%, 01/10/2039 (C)	100,000	82,844
Series 2022-HC, Class D, 4.084%, 01/10/2039 (C)(F)	100,000	74,712
Credit Suisse Mortgage Capital Certificates
Series 2017-FHA1, Class A1, 3.250%, 04/25/2047 (C)(F)	155,596	138,162
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (C)(F)	282,945	234,675
Series 2021-NQM8, Class A1, 1.841%, 10/25/2066 (C)(F)	245,520	201,591
Series 2021-RPL4, Class A1, 1.796%, 12/27/2060 (C)(F)	142,981	131,812
Series 2022-NQM1, Class A1, 2.265%, 11/25/2066 (C)(F)	595,372	503,732
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4, 3.505%, 04/15/2050	15,000	14,306
Series 2015-C2, Class XA IO, 0.852%, 06/15/2057	4,554,698	42,249
Series 2016-C6, Class XA IO, 2.023%, 01/15/2049	1,031,964	40,301
DBJPM Mortgage Trust Series 2020-C9, Class XA IO 1.824%, 09/15/2053	527,023	33,386
Deephaven Residential Mortgage Trust Series 2021-2, Class A1 0.899%, 04/25/2066 (C)(F)	91,820	77,329
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR2, Class A1 (1 month LIBOR + 0.300%) 5.450%, 03/25/2037 (E)	36,739	34,497
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, 0.931%, 06/25/2066 (C)(F)	91,612	72,453
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Ellington Financial Mortgage Trust (continued)
Series 2022-1, Class A1, 2.206%, 01/25/2067 (C)(F)	$274,452	$228,096
GCAT Trust
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (C)(F)	191,733	153,973
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (C)(F)	249,878	201,067
Series 2021-NQM7, Class A1, 1.915%, 08/25/2066 (C)(F)	181,281	154,507
GMACM Mortgage Loan Trust Series 2006-AR1, Class 1A1 3.281%, 04/19/2036 (F)	94,659	73,626
GS Mortgage Securities Trust
Series 2014-GC20, Class A5, 3.998%, 04/10/2047	395,000	389,206
Series 2022-SHIP, Class A (1 month CME Term SOFR + 0.731%), 5.878%, 08/15/2036 (C)(E)	45,000	44,691
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A1, 3.935%, 01/25/2036 (F)	3,046	2,974
Series 2007-1F, Class 4A1 (1 month LIBOR + 0.300%), 5.450%, 01/25/2037 (E)	75,833	17,975
HarborView Mortgage Loan Trust
Series 2005-8, Class 1A2A (1 month LIBOR + 0.660%), 5.817%, 09/19/2035 (E)	20,164	14,423
Series 2006-12, Class 2A13 (1 month LIBOR + 0.480%), 5.637%, 12/19/2036 (E)	118,541	116,295
Series 2006-12, Class 2A2A (1 month LIBOR + 0.380%), 5.537%, 01/19/2038 (E)	42,937	39,563
Series 2007-7, Class 2A1B (1 month LIBOR + 2.000%), 6.150%, 10/25/2037 (E)	45,420	38,516
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, 1.073%, 09/25/2056 (C)(F)	195,152	154,036
Series 2022-NQM2, Class A1 (3.638% to 3-25-26, then 4.638% thereafter), 3.638%, 03/25/2067 (C)	576,515	517,391
IndyMac INDA Mortgage Loan Trust Series 2006-AR3, Class 1A1 3.677%, 12/25/2036 (F)	31,190	26,477
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A4 3.997%, 04/15/2047	299,582	294,431
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class AFX 2.812%, 01/16/2037 (C)	160,000	144,829
JPMorgan Mortgage Trust Series 2006-A3, Class 3A2 3.927%, 05/25/2036 (F)	6,606	5,363
Legacy Mortgage Asset Trust
Series 2019-GS7, Class A1 (6.250% to 10-25-23, then 7.250% thereafter), 6.250%, 11/25/2059 (C)	363,231	360,221

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Legacy Mortgage Asset Trust (continued)
Series 2021-GS2, Class A1 (1.750% to 4-25-24, then 4.750% to 4-25-25, then 5.750% thereafter), 1.750%, 04/25/2061 (C)	$142,873	$132,133
Series 2021-GS3, Class A1 (1.750% to 5-25-24, then 4.750% to 5-25-25, then 5.750% thereafter), 1.750%, 07/25/2061 (C)	188,323	176,164
Series 2021-GS4, Class A1 (1.650% to 8-25-24, then 4.650% to 8-25-25, then 5.650% thereafter), 1.650%, 11/25/2060 (C)	96,072	87,231
Lehman XS Trust Series 2006-16N, Class A4A (1 month LIBOR + 0.380%) 5.530%, 11/25/2046 (E)	103,186	89,270
LSTAR Securities Investment Trust Series 2021-1, Class A (1 month LIBOR + 2.800%) 8.005%, 02/01/2026 (C)(E)	236,193	233,115
Luminent Mortgage Trust Series 2006-4, Class A1A (1 month LIBOR + 0.380%) 5.530%, 05/25/2046 (E)	94,185	78,325
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 3A7 4.560%, 11/21/2034 (F)	11,559	10,879
MFA Trust
Series 2020-NQM3, Class A1, 1.014%, 01/26/2065 (C)(F)	26,620	23,702
Series 2021-NQM1, Class A1, 1.153%, 04/25/2065 (C)(F)	117,573	102,026
Series 2021-NQM2, Class A1, 1.029%, 11/25/2064 (C)(F)	144,068	119,093
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class XA IO 1.100%, 12/15/2047	924,112	7,959
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.912%, 09/09/2032 (C)	610,000	490,820
Series 2017-H1, Class XA IO, 1.480%, 06/15/2050	672,268	21,917
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.750%, 11/26/2035 (C)(F)	153,406	142,953
Series 2016-4A, Class A1, 3.750%, 11/25/2056 (C)(F)	177,471	161,338
Series 2017-1A, Class A1, 4.000%, 02/25/2057 (C)(F)	308,029	287,082
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (C)(F)	283,261	263,716
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (C)(F)	223,968	210,629
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (C)(F)	155,151	141,768
Series 2017-5A, Class A1 (1 month LIBOR + 1.500%), 6.650%, 06/25/2057 (C)(E)	144,402	143,019
Series 2017-6A, Class A1, 4.000%, 08/27/2057 (C)(F)	270,903	249,919
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
New Residential Mortgage Loan Trust (continued)
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (C)(F)	$114,861	$107,762
Series 2018-4A, Class A1S (1 month LIBOR + 0.750%), 5.900%, 01/25/2048 (C)(E)	194,250	188,229
Series 2019-5A, Class A1B, 3.500%, 08/25/2059 (C)(F)	165,473	152,361
Series 2019-NQM4, Class A1, 2.492%, 09/25/2059 (C)(F)	43,764	39,564
Series 2021-NQ2R, Class A1, 0.941%, 10/25/2058 (C)(F)	89,233	78,957
NMLT Trust Series 2021-INV1, Class A1 1.185%, 05/25/2056 (C)(F)	409,861	332,546
Oaktown Re II, Ltd. Series 2018-1A, Class M1 (1 month LIBOR + 1.550%) 6.700%, 07/25/2028 (C)(E)	40,025	40,041
OBX Trust
Series 2021-NQM1, Class A1, 1.072%, 02/25/2066 (C)(F)	264,962	211,724
Series 2021-NQM3, Class A1, 1.054%, 07/25/2061 (C)(F)	245,565	184,556
Series 2022-NQM1, Class A1, 2.305%, 11/25/2061 (C)(F)	486,181	406,830
PRPM LLC
Series 2020-6, Class A1 (2.363% to 11-25-23, then 5.363% to 11-25-24, then 6.363% thereafter), 2.363%, 11/25/2025 (C)	68,429	65,387
Series 2021-3, Class A1 (1.867% to 4-25-24, then 4.867% to 4-25-25, then 5.867% thereafter), 1.867%, 04/25/2026 (C)	174,310	162,472
Series 2021-4, Class A1 (1.867% to 4-25-24, then 4.867% to 4-25-25, then 5.867% thereafter), 1.867%, 04/25/2026 (C)	254,639	234,537
Series 2021-9, Class A1 (2.363% to 10-25-24, then 5.363% to 10-25-25, then 6.363% thereafter), 2.363%, 10/25/2026 (C)	453,547	421,448
RALI Series Trust Series 2007-QH7, Class 1A1 (1 month LIBOR + 0.500%) 5.650%, 08/25/2037 (E)	36,432	33,101
Seasoned Credit Risk Transfer Trust Series 2019-3, Class MV 3.500%, 10/25/2058	115,196	104,423
SG Commercial Mortgage Securities Trust Series 2020-COVE, Class A 2.632%, 03/15/2037 (C)	645,000	595,330
SG Residential Mortgage Trust Series 2021-1, Class A1 1.160%, 07/25/2061 (C)(F)	354,035	271,394
Starwood Mortgage Residential Trust
Series 2021-1, Class A1, 1.219%, 05/25/2065 (C)(F)	206,058	175,488
Series 2021-2, Class A1, 0.943%, 05/25/2065 (C)(F)	73,168	64,465

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Starwood Mortgage Residential Trust (continued)
Series 2021-6, Class A1, 1.920%, 11/25/2066 (C)(F)	$373,698	$302,285
Toorak Mortgage Corp., Ltd. Series 2021-1, Class A1 (2.240% to 1-25-24, then 3.240% thereafter) 2.240%, 06/25/2024 (C)	330,000	320,798
Towd Point Mortgage Trust
Series 2017-1, Class A1, 2.750%, 10/25/2056 (C)(F)	52,554	51,775
Series 2017-2, Class A1, 2.750%, 04/25/2057 (C)(F)	11,711	11,576
Series 2017-3, Class A1, 2.750%, 07/25/2057 (C)(F)	52,484	50,970
Series 2017-4, Class A1, 2.750%, 06/25/2057 (C)(F)	155,496	145,985
Series 2017-5, Class A1 (1 month LIBOR + 0.600%), 4.604%, 02/25/2057 (C)(E)	69,560	69,461
Series 2021-R1, Class A1, 2.918%, 11/30/2060 (C)(F)	597,935	488,507
Verus Securitization Trust
Series 2021-2, Class A1, 1.031%, 02/25/2066 (C)(F)	113,734	95,049
Series 2021-8, Class A1, 1.824%, 11/25/2066 (C)(F)	261,029	218,115
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (C)(F)	125,910	107,590
Series 2022-1, Class A1 (2.724% to 1-25-26, then 3.724% thereafter), 2.724%, 01/25/2067 (C)	367,641	319,447
Series 2022-3, Class A1 (4.130% to 3-1-26, then 5.130% thereafter), 4.130%, 02/25/2067 (C)	87,224	79,655
WaMu Mortgage Pass-Through Certificates Series 2007-HY6, Class 1A1 3.784%, 06/25/2037 (F)	11,653	10,184
Washington Mutual Mortgage Pass-Through Certificates Series 2006-5, Class 1A1 (1 month LIBOR + 0.600%) 5.750%, 07/25/2036 (E)	17,981	11,516
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A5, 3.817%, 08/15/2050	310,000	300,787
Series 2015-NXS1, Class D, 4.286%, 05/15/2048 (F)	40,000	32,871
Series 2015-NXS1, Class XA IO, 1.209%, 05/15/2048	1,424,922	18,245
Series 2015-NXS3, Class XA IO, 1.025%, 09/15/2057	2,511,974	39,797
WF-RBS Commercial Mortgage Trust Series 2014-C19, Class A5 4.101%, 03/15/2047	304,634	299,772
		22,304,914
U.S. Government Agency – 3.1%
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1B (1 month SOFR + 2.900%), 7.967%, 04/25/2042 (C)(E)	168,000	167,738
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2022-DNA6, Class M1B (1 month SOFR + 3.700%), 8.767%, 09/25/2042 (C)(E)	$135,000	$139,219
Series 2022-HQA2, Class M1B (1 month SOFR + 4.000%), 9.067%, 07/25/2042 (C)(E)	180,000	185,400
Series 2022-HQA3, Class M1B (1 month SOFR + 3.550%), 8.617%, 08/25/2042 (C)(E)	70,000	70,963
Series 2023-DNA2, Class M1B (1 month SOFR + 3.250%), 8.317%, 04/25/2043 (C)(E)	150,000	150,561
Series 2023-HQA1, Class M1B (1 month SOFR + 3.500%), 8.567%, 05/25/2043 (C)(E)	315,000	320,511
Series 2023-HQA2, Class M1B (1 month SOFR + 3.350%), 8.417%, 06/25/2043 (C)(E)	435,000	439,350
Series 3883, Class PB, 3.000%, 05/15/2041	55,259	51,186
Series 5055, Class DG, 1.500%, 12/25/2050	426,230	351,738
Series 5170, Class DP, 2.000%, 07/25/2050	433,582	361,532
Series K064, Class X1 IO, 0.736%, 03/25/2027	2,126,573	39,739
Series K068, Class A2, 3.244%, 08/25/2027	545,000	515,248
Series K104, Class X1 IO, 1.246%, 01/25/2030	1,301,836	74,573
Series K111, Class X1 IO, 1.680%, 05/25/2030	548,996	46,146
Series K114, Class X1 IO, 1.211%, 06/25/2030	1,596,894	98,358
Series K121, Class X1 IO, 1.119%, 10/25/2030	845,680	47,884
Series K122, Class X1 IO, 0.971%, 11/25/2030	477,475	23,705
Series K124, Class X1 IO, 0.810%, 12/25/2030	1,905,769	80,727
Federal National Mortgage Association
Series 2012-120, Class ZB, 3.500%, 11/25/2042	435,534	397,263
Series 2012-18, Class GA, 2.000%, 12/25/2041	58,495	52,058
Series 2012-21, Class PQ, 2.000%, 09/25/2041	34,618	31,084
Series 2012-52, Class PA, 3.500%, 05/25/2042	52,174	49,246
Series 2015-48, Class QB, 3.000%, 02/25/2043	71,801	67,415
Series 2016-11, Class GA, 2.500%, 03/25/2046	83,613	75,359
Series 2016-38, Class NA, 3.000%, 01/25/2046	43,497	39,574
Series 2016-C07, Class 2M2 (1 month LIBOR + 4.350%), 9.500%, 05/25/2029 (E)	168,317	176,733
Series 2017-16, Class PB, 3.000%, 03/25/2047	270,000	231,540
Series 2017-26, Class CG, 3.500%, 07/25/2044	52,966	50,953

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2017-34, Class JK, 3.000%, 05/25/2047	$33,794	$31,616
Series 2017-35, Class AH, 3.500%, 04/25/2053	63,358	61,099
Series 2017-49, Class JA, 4.000%, 07/25/2053	60,943	59,056
Series 2017-84, Class KA, 3.500%, 04/25/2053	67,976	64,921
Series 2017-C01, Class 1M2 (1 month LIBOR + 3.550%), 8.700%, 07/25/2029 (E)	97,364	100,766
Series 2018-23, Class LA, 3.500%, 04/25/2048	120,053	112,558
Series 2018-70, Class HA, 3.500%, 10/25/2056	85,860	81,382
Series 2019-12, Class HA, 3.500%, 11/25/2057	139,063	129,830
Series 2019-14, Class CA, 3.500%, 04/25/2049	151,023	141,441
Series 2019-45, Class PT, 3.000%, 08/25/2049	130,652	117,533
Series 2019-7, Class JA, 3.500%, 03/25/2049	121,204	113,178
Series 2019-HRP1, Class M2 (1 month LIBOR + 2.150%), 7.300%, 11/25/2039 (C)(E)	65,451	65,634
Series 2019-R03, Class 1M2 (1 month LIBOR + 2.150%), 7.300%, 09/25/2031 (C)(E)	3,935	3,940
Series 2022-90, Class AY, 4.500%, 12/25/2041	640,000	627,192
Series 2022-R08, Class 1M1 (1 month SOFR + 2.550%), 7.617%, 07/25/2042 (C)(E)	78,036	79,139
Series 2023-R05, Class 1M2 (1 month SOFR + 3.100%), 8.166%, 06/25/2043 (C)(E)	144,000	144,180
Series 415, Class A3, 3.000%, 11/25/2042	104,488	95,750
Government National Mortgage Association
Series 2006-38, Class XS IO, 2.092%, 09/16/2035	15,565	288
Series 2013-37, Class LG, 2.000%, 01/20/2042	60,438	56,487
		6,421,793
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $32,316,814)		$28,726,707
ASSET BACKED SECURITIES – 12.0%
AASET Trust Series 2020-1A, Class A 3.351%, 01/16/2040 (C)	123,838	103,944
ABFC Trust Series 2006-HE1, Class A2D (1 month LIBOR + 0.220%) 5.370%, 01/25/2037 (E)	92,842	53,225
Affirm Asset Securitization Trust
Series 2020-Z1, Class A 3.460%, 10/15/2024 (C)	7,293	7,264
Series 2020-Z2, Class A 1.900%, 01/15/2025 (C)	22,851	22,550
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Affirm Asset Securitization Trust (continued)
Series 2023-A, Class 1A 6.610%, 01/18/2028 (C)	$185,000	$183,610
American Credit Acceptance Receivables Trust Series 2022-3, Class B 4.550%, 10/13/2026 (C)	25,000	24,699
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.580%, 09/18/2025	295,000	287,371
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2 5.300%, 06/21/2028 (C)	109,594	108,574
ARI Fleet Lease Trust Series 2023-A, Class A2 5.410%, 02/17/2032 (C)	380,000	375,953
Avant Loans Funding Trust Series 2021-REV1, Class A 1.210%, 07/15/2030 (C)	225,000	221,180
Bain Capital Credit CLO, Ltd. Series 2017-2A, Class AR2 (3 month LIBOR + 1.180%) 6.435%, 07/25/2034 (C)(E)	650,000	637,073
Benefit Street Partners CLO XXXI, Ltd. Series 2023-31A, Class B1 (3 month CME Term SOFR + 2.350%) 7.220%, 04/25/2036 (C)(E)	270,000	265,871
BlueMountain CLO XXIV, Ltd. Series 2019-24A, Class AR (3 month LIBOR + 1.100%) 6.350%, 04/20/2034 (C)(E)	415,000	405,913
Carvana Auto Receivables Trust Series 2022-P2, Class A3 4.130%, 04/12/2027	465,000	452,238
CCG Receivables Trust Series 2023-1, Class A2 5.820%, 09/16/2030 (C)	160,000	160,179
CF Hippolyta Issuer LLC Series 2020-1, Class A2 1.990%, 07/15/2060 (C)	127,242	106,276
Chesapeake Funding II LLC Series 2023-1A, Class A1 5.650%, 05/15/2035 (C)	317,114	314,574
CIFC Funding, Ltd. Series 2017-2A, Class AR (3 month LIBOR + 0.950%) 6.200%, 04/20/2030 (C)(E)	880,839	872,974
CNH Equipment Trust Series 2023-A, Class A4 4.770%, 10/15/2030	85,000	83,547
CPS Auto Receivables Trust Series 2023-B, Class A 5.910%, 08/16/2027 (C)	456,983	455,698
Credit Acceptance Auto Loan Trust Series 2021-3A, Class A 1.000%, 05/15/2030 (C)	227,686	221,766
Dell Equipment Finance Trust Series 2023-1, Class A3 5.650%, 09/22/2028 (C)	267,000	267,238
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I 4.116%, 07/25/2048 (C)	353,350	334,636
Series 2019-1A, Class A2 3.668%, 10/25/2049 (C)	169,313	147,942

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Domino's Pizza Master Issuer LLC (continued)
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (C)	$264,600	$224,306
Drive Auto Receivables Trust Series 2019-4, Class D 2.700%, 02/16/2027	142,788	141,001
DT Auto Owner Trust
Series 2023-1A, Class B 5.190%, 10/16/2028 (C)	120,000	117,810
Series 2023-2A, Class B 5.410%, 02/15/2029 (C)	135,000	133,230
Elmwood CLO, Ltd. Series 2023-2A, Class B (3 month CME Term SOFR + 2.250%) 7.307%, 04/16/2036 (C)(E)	250,000	248,476
Enterprise Fleet Financing LLC Series 2023-1, Class A3 5.420%, 10/22/2029 (C)	185,000	184,059
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.580%, 09/15/2025 (C)	288,453	283,921
Series 2020-1A, Class D 2.730%, 12/15/2025 (C)	111,660	109,241
Series 2022-1A, Class B 2.180%, 06/15/2026	190,000	188,092
Series 2022-4A, Class B 4.570%, 01/15/2027	175,000	172,010
Series 2022-6A, Class B 6.030%, 08/16/2027	75,000	74,801
First Franklin Mortgage Loan Trust Series 2006-FF12, Class A5 (1 month LIBOR + 0.310%) 5.460%, 09/25/2036 (E)	180,797	165,901
FirstKey Homes Trust
Series 2022-SFR1, Class A 4.145%, 05/17/2039 (C)	139,213	131,154
Series 2022-SFR2, Class A 4.250%, 07/17/2039 (C)	571,766	538,624
Flagship Credit Auto Trust
Series 2022-3, Class B 4.690%, 07/17/2028 (C)	239,000	232,412
Series 2023-1, Class B 5.050%, 01/18/2028 (C)	66,000	64,445
Galaxy XXIII CLO, Ltd. Series 2017-23A, Class AR (3 month LIBOR + 0.870%) 6.143%, 04/24/2029 (C)(E)	643,362	637,695
GLS Auto Receivables Issuer Trust Series 2022-3A, Class B 4.920%, 01/15/2027 (C)	45,000	44,216
Golub Capital Partners CLO 68B, Ltd. Series 2023-68A, Class B (3 month CME Term SOFR + 2.800%) 8.068%, 07/25/2036 (C)(E)	250,000	250,000
GSAA Home Equity Trust
Series 2006-10, Class AF3 5.985%, 06/25/2036 (F)	137,229	37,200
Series 2006-15, Class AF6 6.376%, 09/25/2036	347,987	93,449
Series 2006-20, Class 2A1A (1 month LIBOR + 0.100%) 5.250%, 12/25/2046 (E)	185,070	91,855
GSAA Trust Series 2005-7, Class AF4 5.558%, 05/25/2035	158,120	148,452
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
GSAMP Trust Series 2007-FM2, Class A2B (1 month LIBOR + 0.090%) 5.240%, 01/25/2037 (E)	$181,467	$104,797
Invesco US CLO, Ltd. Series 2023-2A, Class B (3 month CME Term SOFR + 2.300%) 7.156%, 04/21/2036 (C)(E)	250,000	245,629
Kubota Credit Owner Trust Series 2023-1A, Class A3 5.020%, 06/15/2027 (C)	185,000	182,925
LCM XX LP Series 2020-A, Class AR (3 month LIBOR + 1.040%) 6.290%, 10/20/2027 (C)(E)	61,517	61,437
Madison Park Funding XLI, Ltd. Series 12A, Class AR (3 month LIBOR + 0.830%) 6.103%, 04/22/2027 (C)(E)	417,367	414,797
Marlette Funding Trust Series 2021-2A, Class B 1.060%, 09/15/2031 (C)	53,759	52,925
MF1, Ltd. Series 2022-FL8, Class AS (1 month SOFR + 1.750%) 6.817%, 02/19/2037 (C)(E)	335,000	325,552
MFA LLC Series 2021-NPL1, Class A1 (2.363% to 3-25-24, then 5.363% to 3-25-25, then 6.363% thereafter) 2.363%, 03/25/2060 (C)	265,768	252,169
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A 0.970%, 12/16/2069 (C)	164,630	139,138
Series 2021-FA, Class A 1.110%, 02/18/2070 (C)	234,198	195,480
Series 2023-A, Class A 5.510%, 10/15/2071 (C)	297,479	293,211
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A 3.844%, 12/25/2025 (C)	43,048	39,965
Octagon, Ltd. Series 2023-2A, Class B (3 month CME Term SOFR + 2.350%) 7.419%, 04/20/2036 (C)(E)	270,000	270,120
PRET LLC
Series 2021-NPL3, Class A1 (1.868% to 7-25-24, then 4.868% to 7-25-25, then 5.868% thereafter) 1.868%, 07/25/2051 (C)	203,198	185,349
Series 2021-NPL6, Class A1 (2.487% to 11-25-24, then 5.487% to 11-25-25, then 6.487% thereafter) 2.487%, 07/25/2051 (C)	166,325	153,562
Pretium Mortgage Credit Partners LLC Series 2022-NPL1, Class A1 (2.981% to 12-25-24, then 5.981% to 12-25-25, then 6.981% thereafter) 2.981%, 01/25/2052 (C)	479,112	441,023
Progress Residential Trust
Series 2021-SFR8, Class A 1.510%, 10/17/2038 (C)	392,671	341,939
Series 2022-SFR3, Class A 3.200%, 04/17/2039 (C)	134,084	121,933
Series 2022-SFR5, Class A 4.451%, 06/17/2039 (C)	103,983	98,842

The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Progress Residential Trust (continued)
Series 2022-SFR6, Class A 4.451%, 07/20/2039 (C)	$625,000	$592,810
Series 2022-SFR7, Class A 4.750%, 10/27/2039 (C)	164,740	158,093
Regatta VI Funding, Ltd. Series 2016-1A, Class AR2 (3 month LIBOR + 1.160%) 6.410%, 04/20/2034 (C)(E)	595,000	584,526
RR 1 LLC Series 2017-1A, Class A1AB (3 month LIBOR + 1.150%) 6.410%, 07/15/2035 (C)(E)	425,000	417,839
RR 26, Ltd. Series 2023-26A, Class A2 (3 month CME Term SOFR + 2.250%) 6.982%, 04/15/2038 (C)(E)	250,000	249,321
Santander Drive Auto Receivables Trust
Series 2020-4, Class D 1.480%, 01/15/2027	75,000	72,443
Series 2022-4, Class B 4.420%, 11/15/2027	350,000	340,747
Series 2022-5, Class B 4.430%, 03/15/2027	110,000	107,825
Series 2022-6, Class B 4.720%, 06/15/2027	80,000	78,259
Series 2022-7, Class B 5.950%, 01/17/2028	305,000	303,639
Series 2023-1, Class B 4.980%, 02/15/2028	140,000	137,422
Securitized Asset Backed Receivables LLC Trust Series 2006-HE1, Class A2B (1 month LIBOR + 0.180%) 5.330%, 07/25/2036 (E)	120,369	41,296
SFS Auto Receivables Securitization Trust Series 2023-1A, Class B 5.710%, 01/22/2030 (C)	115,000	114,532
Sound Point CLO XXIX, Ltd. Series 2021-1A, Class A (3 month LIBOR + 1.070%) 6.325%, 04/25/2034 (C)(E)	655,000	638,088
Soundview Home Loan Trust Series 2007-OPT2, Class 2A3 (1 month LIBOR + 0.180%) 5.330%, 07/25/2037 (E)	23,445	19,844
Summit Issuer LLC Series 2020-1A, Class A2 2.290%, 12/20/2050 (C)	155,000	138,390
Taco Bell Funding LLC Series 2021-1A, Class A2II 2.294%, 08/25/2051 (C)	880,590	722,965
Texas Debt Capital CLO, Ltd. Series 2023-1A, Class B (3 month CME Term SOFR + 2.300%) 7.122%, 04/20/2036 (C)(E)	300,000	297,003
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1 5.102%, 04/01/2035	280,000	281,022
THL Credit Wind River CLO, Ltd. Series 2020-1A, Class A (3 month LIBOR + 1.430%) 6.680%, 10/20/2033 (C)(E)	520,000	513,820
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Tricolor Auto Securitization Trust Series 2023-1A, Class A 6.480%, 08/17/2026 (C)	$119,088	$118,734
Tricon Residential Trust Series 2022-SFR2, Class A 4.849%, 07/17/2040 (C)	374,496	361,302
VCAT LLC
Series 2021-NPL2, Class A1 (2.115% to 3-25-24, then 5.115% to 3-25-25, then 6.115% thereafter) 2.115%, 03/27/2051 (C)	66,284	62,530
Series 2021-NPL3, Class A1 (1.743% to 5-25-24, then 4.473% to 5-25-25, then 5.743% thereafter) 1.743%, 05/25/2051 (C)	211,529	195,818
Venture 42 CLO, Ltd. Series 2021-42A, Class A1A (3 month LIBOR + 1.130%) 6.390%, 04/15/2034 (C)(E)	655,000	637,690
Venture 43 CLO, Ltd. Series 2021-43A, Class A1 (3 month LIBOR + 1.240%) 6.500%, 04/15/2034 (C)(E)	260,000	253,727
Vericrest Opportunity Loan Transferee Series 2021-NP11, Class A1 (1.868% to 7-25-24, then 4.868% to 7-25-25, then 5.868% thereafter) 1.868%, 08/25/2051 (C)	404,744	366,755
VOLT CIII LLC Series 2021-CF1, Class A1 (1.992% to 8-25-24, then 4.992% to 8-25-25, then 5.992% thereafter) 1.992%, 08/25/2051 (C)	252,851	234,725
VOLT XCIV LLC Series 2021-NPL3, Class A1 (2.240% to 1-25-24, then 5.239% to 1-25-25, then 6.239% thereafter) 2.240%, 02/27/2051 (C)	239,669	220,231
Voya CLO, Ltd. Series 2015-1A, Class A1R (3 month LIBOR + 0.900%) 6.162%, 01/18/2029 (C)(E)	379,124	377,093
Wellfleet CLO X, Ltd. Series 2019-XA, Class A1R (3 month LIBOR + 1.170%) 6.420%, 07/20/2032 (C)(E)	520,000	511,025
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.884%, 03/15/2048 (C)	222,075	200,965
Series 2021-1A, Class A2I 2.370%, 06/15/2051 (C)	573,300	474,082
Westlake Automobile Receivables Trust
Series 2019-3A, Class D 2.720%, 11/15/2024 (C)	34,281	34,233
Series 2020-3A, Class D 1.650%, 02/17/2026 (C)	215,000	206,539
Series 2022-2A, Class B 4.310%, 09/15/2027 (C)	270,000	263,755
Series 2023-1A, Class B 5.410%, 01/18/2028 (C)	75,000	74,067

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Wingstop Funding LLC Series 2020-1A, Class A2 2.841%, 12/05/2050 (C)	$98,500	$85,033
World Omni Auto Receivables Trust Series 2023-A, Class B 5.030%, 05/15/2029	125,000	122,949
TOTAL ASSET BACKED SECURITIES (Cost $26,094,977)		$24,958,575
SHORT-TERM INVESTMENTS – 3.7%
Short-term funds – 0.0%
John Hancock Collateral Trust, 5.1773% (G)(H)	15,318	153,098
Repurchase agreement – 3.7%
Deutsche Bank Tri-Party Repurchase Agreement dated 6-30-23 at 5.050% to be repurchased at $7,703,240 on 7-3-23, collateralized by $7,858,563 Federal National Mortgage Association, 3.500% - 6.000% due 4-1-43 to 7-1-53 (valued at $7,854,000)	$7,700,000	7,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $7,853,108)		$7,853,098
Total Investments (Investment Quality Bond Trust) (Cost $285,182,331) – 125.2%		$261,071,836
Other assets and liabilities, net – (25.2%)		(52,612,388)
TOTAL NET ASSETS – 100.0%		$208,459,448
Currency Abbreviations
BRL	Brazilian Real
Investment Quality Bond Trust (continued)
EUR	Euro
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $60,313,670 or 28.9% of the fund's net assets as of 6-30-23.
(D)	All or a portion of this security is on loan as of 6-30-23.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 6-30-23.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	114	Long	Sep 2023	$23,243,723	$23,181,188	$(62,535)
5-Year U.S. Treasury Note Futures	159	Long	Sep 2023	17,350,121	17,027,906	(322,215)
Ultra 10-Year U.S. Treasury Note Futures	19	Long	Sep 2023	2,276,489	2,250,312	(26,177)
10-Year U.S. Treasury Note Futures	136	Short	Sep 2023	(15,561,795)	(15,268,125)	293,670
Euro-Buxl Futures	16	Short	Sep 2023	(2,376,695)	(2,437,305)	(60,610)
German Euro BOBL Futures	38	Short	Sep 2023	(4,839,396)	(4,797,986)	41,410
German Euro BUND Futures	21	Short	Sep 2023	(3,070,890)	(3,064,680)	6,210
U.S. Treasury Long Bond Futures	54	Short	Sep 2023	(6,865,077)	(6,852,938)	12,139
Ultra U.S. Treasury Bond Futures	43	Short	Sep 2023	(5,803,401)	(5,857,406)	(54,005)
						$(172,113)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	1,048,754	BRL	5,210,000	GSI	9/20/2023	—	$(24,443)
The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	3,488,472	EUR	3,237,000	DB	9/20/2023	—	$(57,250)
						—	$(81,693)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	2,185,000	USD	Fixed 1.560%	USD Compounded SOFR	Annual	Annual	Dec 2041	$(11,291)	$605,843	$594,552
Centrally cleared	1,320,000	USD	Fixed 1.560%	USD Compounded SOFR	Annual	Annual	Dec 2051	(7,838)	428,448	420,610
Centrally cleared	380,000	USD	Fixed 2.880%	USD Compounded SOFR	Annual	Annual	Mar 2053	4,436	19,918	24,354
Centrally cleared	1,105,000	USD	Fixed 2.970%	USD Compounded SOFR	Annual	Annual	Mar 2053	665	51,260	51,925
Centrally cleared	370,000	USD	Fixed 3.250%	USD Compounded SOFR	Annual	Annual	Jun 2053	(4,055)	(351)	(4,406)
								$(18,083)	$1,105,118	$1,087,035
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Federative Republic of Brazil	937,000	USD	$937,000	1.000%	Quarterly	Jun 2027	$41,094	$(30,942)	$10,152
Centrally cleared	CDX.EM.38	3,340,000	USD	3,340,000	1.000%	Quarterly	Dec 2027	200,606	(62,333)	138,273
Centrally cleared	Federative Republic of Brazil	930,000	USD	930,000	1.000%	Quarterly	Jun 2028	47,052	(17,154)	29,898
				$5,207,000				$288,752	$(110,429)	$178,323
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.40	4.287%	700,000	USD	$700,000	5.000%	Quarterly	Jun 2028	$12,071	$8,505	$20,576
					$700,000				$12,071	$8,505	$20,576
Derivatives Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
USD	U.S. Dollar
Derivatives Abbreviations
DB	Deutsche Bank AG
GSI	Goldman Sachs International
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate

See Notes to financial statements regarding investment transactions and other derivatives information.
Money Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT – 15.2%
U.S. Treasury Bill
4.905%, 10/12/2023	$16,286,100	$16,063,766
5.085%, 07/25/2023	97,490,100	97,165,201
5.087%, 07/11/2023	10,000,000	9,986,083
5.098%, 07/20/2023	64,908,300	64,736,500
Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. Treasury Bill (continued)
5.146%, 08/03/2023	$64,942,900	$64,642,149
5.211%, 08/10/2023	64,908,300	64,539,765

The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. Treasury Note
5.240%, (3 month USBMMY - 0.075%), 04/30/2024 (A)	$15,000,000	$15,000,627
5.367%, (3 month USBMMY + 0.037%), 07/31/2024 (A)	26,848,500	26,846,268
TOTAL U.S. GOVERNMENT (Cost $358,980,359)		$358,980,359
U.S. GOVERNMENT AGENCY – 59.9%
Federal Agricultural Mortgage Corp.
3.369%, 08/29/2023	6,600,000	6,600,000
4.754%, 08/04/2023	1,317,000	1,311,513
4.880%, 11/28/2023	9,854,000	9,854,000
5.266%, 06/13/2024	6,520,000	6,520,000
5.333%, (SOFR + 0.200%), 04/04/2025 (A)	6,527,000	6,527,000
5.461%, 11/06/2023	2,454,000	2,410,571
Federal Farm Credit Bank
4.691%, 08/15/2023	2,615,000	2,599,964
4.710%, 08/29/2023	6,537,000	6,487,611
4.747%, 11/15/2023	5,229,000	5,137,463
4.760%, 11/21/2023	1,974,000	1,973,629
4.791%, 11/02/2023	543,000	534,303
4.898%, 04/16/2024	13,051,000	12,562,131
4.923%, 09/14/2023	3,920,000	3,882,961
5.002%, 12/01/2023	1,306,000	1,281,852
5.071%, 07/03/2023	3,259,000	3,258,095
5.109%, 09/15/2023	1,305,000	1,291,691
5.120%, 11/13/2023	1,959,000	1,924,216
5.139%, 11/30/2023	654,000	641,116
5.145%, 02/08/2024	8,698,000	8,679,683
5.161%, (Prime rate - 3.160%), 07/26/2023 (A)	13,378,000	13,378,000
5.166%, (Prime rate - 3.155%), 09/08/2023 (A)	8,500,000	8,500,000
5.166%, (SOFR + 0.040%), 01/25/2024 (A)	9,965,000	9,965,282
5.171%, (SOFR + 0.040%), 02/09/2024 (A)	3,262,000	3,262,000
5.171%, (SOFR + 0.040%), 02/05/2024 (A)	3,338,000	3,338,000
5.171%, (SOFR + 0.040%), 03/18/2024 (A)	13,297,000	13,297,000
5.171%, (Prime rate - 3.150%), 07/26/2023 (A)	13,238,000	13,237,998
5.175%, (SOFR + 0.125%), 10/03/2024 (A)(B)	6,488,000	6,488,000
5.190%, (SOFR + 0.135%), 11/06/2023 (A)	300,000	300,080
5.191%, (SOFR + 0.060%), 07/08/2024 (A)	9,982,000	9,982,000
5.201%, (Prime rate - 3.120%), 01/08/2024 (A)	10,717,000	10,717,000
5.211%, (SOFR + 0.080%), 07/22/2024 (A)	4,000,000	4,000,000
5.211%, (U.S. Federal Funds Effective Rate + 0.070%), 10/04/2024 (A)	13,238,000	13,238,000
5.219%, (Prime rate - 3.140%), 04/12/2024 (A)	10,030,000	10,027,110
5.232%, (SOFR + 0.085%), 07/22/2024 (A)	6,615,000	6,613,951
5.257%, (SOFR + 0.125%), 03/07/2025 (A)	3,265,000	3,265,000
5.263%, (Prime rate - 3.085%), 08/08/2024 (A)	13,232,000	13,228,319
5.264%, (Prime rate - 3.090%), 11/02/2023 (A)	9,909,000	9,907,923
Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Farm Credit Bank (continued)
5.267%, (SOFR + 0.135%), 09/05/2024 (A)	$3,260,000	$3,260,000
5.272%, (SOFR + 0.140%), 11/07/2024 (A)	7,894,000	7,894,000
5.274%, (SOFR + 0.120%), 01/22/2024 (A)	3,284,000	3,283,604
5.282%, (Prime rate - 3.040%), 10/17/2024 (A)	6,000,000	6,000,000
5.282%, (SOFR + 0.150%), 03/20/2024 (A)	9,844,000	9,844,000
5.285%, (Prime rate - 3.120%), 10/24/2023 (A)	6,564,000	6,562,300
5.293%, (U.S. Federal Funds Effective Rate + 0.150%), 02/03/2025 (A)	6,539,000	6,539,000
5.296%, (SOFR + 0.110%), 02/14/2025 (A)	4,019,000	4,015,716
5.303%, (SOFR + 0.170%), 01/23/2025 (A)	9,757,000	9,757,000
5.313%, (SOFR + 0.180%), 03/20/2025 (A)	6,542,000	6,542,000
5.333%, (SOFR + 0.200%), 12/05/2024 (A)	11,000,000	11,000,000
5.343%, (Prime rate - 2.980%), 01/09/2025 (A)	5,202,000	5,202,000
5.344%, (3 month USBMMY + 0.023%), 07/17/2023 (A)	10,000,000	10,000,000
5.358%, 02/16/2024	7,512,000	7,275,804
5.374%, (Prime rate - 2.950%), 12/16/2024 (A)	5,889,000	5,889,000
5.412%, 12/13/2023	6,541,000	6,384,806
5.422%, 08/24/2023	1,416,000	1,408,789
Federal Home Loan Bank
3.136%, 07/28/2023	6,615,000	6,615,073
3.277%, 08/15/2023	9,910,000	9,910,000
3.406%, 08/22/2023	6,595,000	6,594,971
3.967%, 08/18/2023	9,935,000	9,935,000
4.701%, 11/01/2023	925,000	924,652
4.765%, 09/06/2023	4,145,000	4,136,175
4.773%, 12/21/2023	2,500,000	2,499,584
4.777%, 09/29/2023	1,260,000	1,259,949
4.821%, 11/07/2023	7,310,000	7,310,365
4.835%, 03/28/2024	1,310,000	1,288,352
4.839%, 11/28/2023	13,069,000	12,814,155
4.846%, 11/24/2023	6,530,000	6,525,265
4.849%, 12/29/2023	2,620,000	2,568,355
4.850%, 10/05/2023	18,925,000	18,924,335
4.868%, 07/03/2023	3,000,000	2,999,200
4.882%, 02/02/2024	19,665,000	19,112,807
4.907%, 11/28/2023	2,770,000	2,769,203
4.926%, 07/21/2023	6,532,000	6,514,418
4.939%, 09/08/2023	3,265,000	3,235,557
4.958%, 07/27/2023	5,040,000	5,033,939
4.973%, 11/07/2023	12,450,000	12,444,058
4.986%, 12/12/2023	2,000,000	2,000,000
4.994%, 02/09/2024	13,069,000	12,682,034
5.002%, 11/24/2023	6,515,000	6,400,639
5.010%, 08/02/2023	2,002,000	1,993,245
5.010%, 11/17/2023	505,000	504,305
5.027%, 01/12/2024	13,710,000	13,351,420
5.034%, 10/20/2023	1,958,000	1,928,478
5.037%, 07/12/2023	30,668,000	30,621,519
5.049%, 11/27/2023	3,695,000	3,632,110
5.052%, 12/08/2023	980,000	969,247
5.057%, 02/08/2024	710,000	709,544
5.068%, 09/12/2023	9,825,000	9,825,000
5.073%, 08/04/2023	8,505,000	8,464,998

The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Home Loan Bank (continued)
5.074%, 09/11/2023	$9,835,000	$9,835,000
5.076%, 08/15/2023	3,265,000	3,244,696
5.077%, 08/03/2023	19,683,000	19,593,057
5.078%, 07/26/2023	36,959,000	36,830,898
5.087%, 08/25/2023	26,391,000	26,190,229
5.096%, 07/10/2023	16,305,000	16,284,537
5.108%, 03/01/2024	16,315,000	16,315,000
5.108%, 09/08/2023	6,525,000	6,503,494
5.132%, 08/09/2023	36,772,000	36,571,469
5.145%, 02/14/2024	6,530,000	6,525,902
5.146%, 08/03/2023	10,655,000	10,621,245
5.150%, 08/11/2023	10,411,000	10,351,122
5.151%, 09/13/2023	750,000	747,630
5.151%, 08/16/2023	28,420,000	28,236,709
5.153%, 07/26/2023	1,445,000	1,442,999
5.155%, 09/01/2023	22,597,000	22,400,866
5.156%, (SOFR + 0.025%), 11/01/2023 (A)	13,050,000	13,050,000
5.156%, (SOFR + 0.025%), 09/25/2023 (A)	19,680,000	19,680,000
5.161%, 02/01/2024	6,526,000	6,333,465
5.161%, (SOFR + 0.030%), 11/09/2023 (A)	19,640,000	19,640,000
5.166%, (SOFR + 0.035%), 12/11/2023 (A)	19,640,000	19,640,000
5.171%, (SOFR + 0.040%), 10/06/2023 (A)	19,965,000	19,965,000
5.171%, (SOFR + 0.040%), 12/18/2023 (A)	16,365,000	16,365,000
5.171%, (SOFR + 0.040%), 09/26/2023 (A)	10,000,000	10,000,000
5.181%, (SOFR + 0.050%), 07/24/2023 (A)	13,090,000	13,090,000
5.181%, (SOFR + 0.050%), 07/18/2023 (A)	22,895,000	22,895,000
5.181%, (SOFR + 0.050%), 07/24/2023 (A)	16,330,000	16,330,000
5.186%, (SOFR + 0.055%), 08/22/2023 (A)	13,065,000	13,065,000
5.186%, (SOFR + 0.055%), 08/01/2023 (A)	7,000,000	7,000,000
5.186%, 04/03/2024	4,575,000	4,575,000
5.188%, 07/25/2023	1,523,000	1,517,822
5.199%, 12/08/2023	4,010,000	3,959,216
5.206%, 09/07/2023	12,600,000	12,598,882
5.216%, (SOFR + 0.085%), 07/03/2023 (A)	9,190,000	9,190,000
5.222%, (SOFR + 0.090%), 08/21/2023 (A)	19,735,000	19,735,000
5.232%, (SOFR + 0.100%), 09/21/2023 (A)	13,180,000	13,180,000
5.236%, 05/15/2024	6,710,000	6,710,000
5.252%, (SOFR + 0.120%), 03/06/2024 (A)	5,515,000	5,515,000
5.252%, (SOFR + 0.120%), 09/06/2023 (A)	19,610,000	19,610,000
5.256%, 03/28/2024	3,385,000	3,385,000
5.261%, 08/23/2023	3,848,000	3,818,825
5.266%, 05/06/2024	6,515,000	6,515,000
5.266%, 05/10/2024	16,295,000	16,295,000
5.267%, 03/01/2024	6,525,000	6,525,000
5.272%, 06/07/2024	9,820,000	9,820,000
5.282%, (SOFR + 0.150%), 01/30/2025 (A)	9,800,000	9,800,000
5.284%, 09/21/2023	1,432,000	1,415,202
5.285%, 08/14/2023	5,568,000	5,532,748
Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Home Loan Bank (continued)
5.289%, 07/14/2023	$1,050,000	$1,049,239
5.297%, 08/28/2023	1,635,000	1,629,873
5.308%, 03/08/2024	1,050,000	1,049,640
5.309%, 10/11/2023	1,907,000	1,879,120
5.316%, 05/24/2024	720,000	719,721
5.320%, 02/07/2024	6,860,000	6,860,000
5.329%, 12/01/2023	16,900,000	16,530,716
5.344%, 02/28/2024	5,090,000	5,090,000
5.349%, 08/30/2023	6,541,000	6,483,984
5.373%, 05/24/2024	1,345,000	1,344,674
5.380%, 11/17/2023	6,529,000	6,397,912
5.383%, 10/12/2023	6,550,000	6,451,988
5.384%, 12/08/2023	1,955,000	1,948,514
5.388%, 10/18/2023	652,000	641,675
5.391%, 12/01/2023	13,025,000	13,016,723
5.405%, 06/18/2024	9,825,000	9,825,000
5.416%, 11/22/2023	718,000	702,979
5.433%, 12/13/2023	388,000	378,699
5.445%, 05/16/2024	7,860,000	7,860,000
5.455%, 04/01/2024	16,300,000	16,300,000
5.485%, 06/28/2024	3,265,000	3,265,000
5.493%, 08/14/2023	1,470,000	1,469,513
5.535%, 06/28/2024	6,165,000	6,165,000
Federal Home Loan Mortgage Corp.
4.611%, 10/16/2023	2,582,000	2,548,498
4.679%, 09/08/2023	3,974,000	3,941,007
4.691%, 11/13/2023	1,371,000	1,349,100
4.730%, 08/24/2023	6,797,000	6,752,279
5.053%, 07/07/2023	4,302,000	4,298,429
5.086%, 07/10/2023	5,856,000	5,848,665
5.120%, 11/02/2023	4,796,000	4,719,090
5.376%, 06/17/2024	13,000,000	13,000,000
Federal National Mortgage Association
4.659%, 07/10/2023	7,966,000	7,957,354
4.762%, 02/05/2024	1,074,000	1,059,955
4.903%, 12/07/2023	658,000	645,135
4.924%, 08/10/2023	3,317,000	3,300,283
4.940%, 01/26/2024	3,000,000	3,000,000
5.011%, 11/27/2023	3,662,000	3,592,227
5.029%, 04/26/2024	9,813,000	9,813,000
5.033%, 01/25/2024	2,614,000	2,614,000
5.071%, 09/12/2023	806,000	802,456
5.130%, 12/15/2023	653,000	638,956
5.186%, 04/03/2024	12,087,000	12,087,000
5.207%, 06/07/2024	4,256,000	4,256,000
Tennessee Valley Authority 5.103%, 07/05/2023	11,055,000	11,048,821
TOTAL U.S. GOVERNMENT AGENCY (Cost $1,412,357,671)		$1,412,357,671
REPURCHASE AGREEMENT – 24.9%
Barclays Tri-Party Repurchase Agreement dated 6-30-23 at 5.040% to be repurchased at $325,136,500 on 7-3-23, collateralized by $75,655,395 U.S. Treasury Inflation Indexed Bonds, 2.000% - 3.875% due 1-15-26 to 4-15-29 (valued at $78,812,882) and $275,649,434 U.S. Treasury Inflation Indexed Notes, 0.125% - 0.875% due 10-15-25 to 7-15-31 (valued at $252,826,432)	325,000,000	325,000,000

The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or Principal Amount	Value
REPURCHASE AGREEMENT (continued)
Repurchase Agreement with State Street Corp. dated 6-30-23 at 2.380% to be repurchased at $771,153 on 7-3-23, collateralized by $790,000 U.S. Treasury Notes, 4.625% due 6-30-25 (valued at $786,420)	$771,000	$771,000
Repurchase Agreement with State Street Corp. dated 6-30-23 at 5.040% to be repurchased at $260,109,200 on 7-3-23, collateralized by $220,436,600 U.S. Treasury Notes, 1.500% - 1.750% due 11-30-28 to 1-31-29 (valued at $194,965,906) and $48,000,000 U.S. Treasury Inflation Indexed Bonds, 2.500% due 1-15-29 (valued at $70,234,146)	260,000,000	260,000,000
TOTAL REPURCHASE AGREEMENT (Cost $585,771,000)		$585,771,000
Total Investments (Money Market Trust) (Cost $2,357,109,030) – 100.0%		$2,357,109,030
Other assets and liabilities, net – 0.0%		766,840
TOTAL NET ASSETS – 100.0%		$2,357,875,870
Security Abbreviations and Legend
SOFR	Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	Variable rate obligation.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
Opportunistic Fixed Income Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 29.2%
U.S. Government - 10.0%
U.S. Treasury Notes
3.375%, 05/15/2033	$32,000	$30,860
3.500%, 04/30/2028 to 02/15/2033	307,100	299,045
U.S. Treasury Treasury Inflation Protected Securities
1.125%, 01/15/2033	2,606,720	2,496,876
1.625%, 10/15/2027 (A)	13,474,656	13,275,299
		16,102,080
U.S. Government Agency - 19.2%
Federal National Mortgage Association
4.500%, TBA (B)	4,770,000	4,583,673
5.000%, TBA (B)	10,629,000	10,413,514
5.500%, TBA (B)	15,791,000	15,715,102
		30,712,289
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $47,316,449)		$46,814,369
FOREIGN GOVERNMENT OBLIGATIONS - 35.3%
Angola - 0.1%
Republic of Angola 8.750%, 04/14/2032	200,000	167,856
Argentina - 0.3%
Republic of Argentina
1.000%, 07/09/2029	34,723	11,240
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Argentina (continued)
Republic of Argentina (continued)
1.500%, (1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035		$1,534,439	$457,734
			468,974
Australia - 0.9%
Commonwealth of Australia 0.250%, 11/21/2032	AUD	685,000	447,949
Commonwealth of Australia, Inflation Linked Bond 1.547%, 08/21/2040		1,370,000	1,031,002
			1,478,951
Benin - 0.2%
Republic of Benin
4.875%, 01/19/2032	EUR	120,000	98,983
4.950%, 01/22/2035		280,000	214,706
			313,689
Brazil - 7.0%
Federative Republic of Brazil
6.000%, 08/15/2050	BRL	77,000	72,538
10.000%, 01/01/2025 to 01/01/2033		52,370,000	10,707,954
10.061%, 01/01/2026 (C)		1,697,000	277,700
10.103%, 07/01/2026 (C)		1,559,000	242,827
			11,301,019
Canada - 1.9%
Government of Canada 4.000%, 12/01/2031	CAD	1,129,319	1,017,526
Province of Ontario 2.000%, 12/01/2036		2,830,150	2,017,690
			3,035,216
Chile - 0.3%
Republic of Chile
4.700%, 09/01/2030 (D)	CLP	120,000,000	147,262
5.000%, 03/01/2035		30,000,000	37,743
6.000%, 04/01/2033 (D)		210,000,000	280,747
6.000%, 01/01/2043		55,000,000	77,929
			543,681
Colombia - 1.0%
Republic of Colombia
3.875%, 02/15/2061		$645,000	360,269
6.000%, 04/28/2028	COP	132,500,000	27,222
6.125%, 01/18/2041		$645,000	523,881
6.250%, 07/09/2036	COP	66,600,000	11,553
7.250%, 10/18/2034		439,700,000	85,008
7.750%, 09/18/2030		1,396,800,000	297,749
9.250%, 05/28/2042		768,700,000	164,895
13.250%, 02/09/2033		453,200,000	127,389
			1,597,966
Czech Republic - 0.8%
Czech Republic
0.950%, 05/15/2030	CZK	7,560,000	276,274
1.200%, 03/13/2031		2,440,000	88,852
1.750%, 06/23/2032 to 06/23/2032		4,740,000	176,235
1.950%, 07/30/2037		460,000	15,868
2.000%, 10/13/2033		2,990,000	110,656
2.500%, 08/25/2028		4,260,000	176,655
4.900%, 04/14/2034		2,230,000	107,604
5.000%, 09/30/2030		4,340,000	205,788
6.000%, 02/26/2026		2,430,000	114,274
			1,272,206

The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Ghana - 0.1%
Republic of Ghana 10.750%, 10/14/2030		$250,000	$167,107
Greece - 1.0%
Republic of Greece, GDP-Linked Note 4.404%, 10/15/2042 (E)*	EUR	409,185,000	1,620,805
Hungary - 0.6%
Republic of Hungary
1.000%, 11/26/2025	HUF	11,030,000	27,097
1.625%, 04/28/2032	EUR	520,000	430,108
3.000%, 10/27/2027 to 08/21/2030	HUF	73,020,000	174,873
3.250%, 10/22/2031		47,430,000	107,794
4.500%, 03/23/2028		19,240,000	49,323
4.750%, 11/24/2032		28,850,000	71,814
6.750%, 10/22/2028		42,560,000	119,725
			980,734
Iceland - 2.0%
Republic of Iceland
5.000%, 11/15/2028	ISK	433,770,000	2,911,164
6.500%, 01/24/2031		46,170,000	336,272
			3,247,436
Indonesia - 1.2%
Republic of Indonesia
1.100%, 03/12/2033	EUR	280,000	225,670
1.400%, 10/30/2031		380,000	327,280
6.375%, 08/15/2028 to 04/15/2032	IDR	6,460,000,000	435,243
6.500%, 02/15/2031		1,940,000,000	130,464
7.000%, 05/15/2027 to 02/15/2033		2,167,000,000	150,443
7.500%, 08/15/2032 to 05/15/2038		7,129,000,000	514,416
8.375%, 03/15/2034		1,157,000,000	88,734
			1,872,250
Israel - 0.1%
State of Israel 4.500%, 04/03/2120		$200,000	160,850
Japan - 1.0%
Government of Japan, CPI Linked Bond 0.005%, 03/10/2033	JPY	221,289,147	1,653,975
Malaysia - 0.9%
Government of Malaysia
2.632%, 04/15/2031	MYR	1,580,000	310,432
3.502%, 05/31/2027		305,000	65,000
3.582%, 07/15/2032		855,000	179,398
3.882%, 03/14/2025		1,080,000	233,069
3.885%, 08/15/2029		955,000	205,708
3.906%, 07/15/2026		485,000	105,155
4.254%, 05/31/2035		240,000	52,199
4.696%, 10/15/2042		290,000	66,858
4.893%, 06/08/2038		610,000	143,249
			1,361,068
Mexico - 1.4%
Government of Mexico
5.500%, 03/04/2027	MXN	4,905,300	255,278
5.625%, 03/19/2114	GBP	100,000	91,847
7.500%, 05/26/2033	MXN	8,112,200	436,316
7.750%, 05/29/2031 to 11/13/2042		3,123,100	165,151
8.000%, 11/07/2047 to 07/31/2053		3,112,900	165,567
8.500%, 05/31/2029 to 11/18/2038		4,398,800	251,021
10.000%, 11/20/2036		1,035,600	66,866
10.283%, 03/20/2025 (C)		11,795,630	580,796
10.407%, 01/23/2025 (C)		5,348,530	266,914
			2,279,756
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
New Zealand - 3.6%
Government of New Zealand
1.500%, 05/15/2031	NZD	690,000	$338,121
2.750%, 05/15/2051		2,975,000	1,261,233
Government of New Zealand, Inflation Linked Bond
3.089%, 09/20/2040		1,925,000	1,414,587
3.122%, 09/20/2035		2,315,000	1,756,501
3.804%, 09/20/2030		1,280,000	1,039,445
			5,809,887
North Macedonia - 0.4%
Republic of North Macedonia
1.625%, 03/10/2028	EUR	470,000	414,138
2.750%, 01/18/2025		150,000	155,611
			569,749
Peru - 0.6%
Republic of Peru
5.940%, 02/12/2029	PEN	465,000	125,604
6.150%, 08/12/2032		70,000	18,415
6.350%, 08/12/2028		725,000	202,695
6.900%, 08/12/2037		395,000	107,141
6.950%, 08/12/2031		1,340,000	374,353
7.300%, 08/12/2033 (D)		300,000	84,986
			913,194
Poland - 0.9%
Republic of Poland
1.750%, 04/25/2032	PLN	2,060,000	369,143
2.750%, 04/25/2028 to 10/25/2029		1,315,000	278,077
3.250%, 07/25/2025		555,000	129,809
3.750%, 05/25/2027		1,420,000	327,421
6.000%, 10/25/2033		675,000	168,669
7.500%, 07/25/2028		805,000	213,746
			1,486,865
Romania - 1.0%
Republic of Romania
2.625%, 12/02/2040 (D)	EUR	540,000	357,426
3.650%, 09/24/2031	RON	365,000	64,769
3.700%, 11/25/2024		90,000	19,102
3.875%, 10/29/2035	EUR	520,000	448,418
4.750%, 10/11/2034	RON	125,000	22,991
4.850%, 07/25/2029		335,000	66,711
5.800%, 07/26/2027		850,000	180,787
6.700%, 02/25/2032		690,000	150,632
8.250%, 09/29/2032		1,125,000	270,845
8.750%, 10/30/2028		360,000	85,901
			1,667,582
Russia - 0.6%
Government of Russia
6.900%, 05/23/2029 (F)	RUB	164,290,000	604,477
7.650%, 04/10/2030		84,090,000	347,635
			952,112
Serbia - 0.1%
Republic of Serbia 1.650%, 03/03/2033	EUR	100,000	72,450
South Africa - 1.7%
Republic of South Africa
5.875%, 04/20/2032		$200,000	176,900
6.250%, 03/31/2036	ZAR	4,615,000	156,365
7.000%, 02/28/2031		1,345,000	57,162
8.000%, 01/31/2030		7,655,000	359,114
8.250%, 03/31/2032		7,665,000	341,685
8.500%, 01/31/2037		7,080,000	287,470
8.750%, 01/31/2044		24,685,000	959,792
8.875%, 02/28/2035		6,265,000	272,286

The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
South Africa (continued)
Republic of South Africa (continued)
9.000%, 01/31/2040	ZAR	4,160,000	$169,749
			2,780,523
South Korea - 2.2%
Republic of Korea, Inflation Linked Bond
1.125%, 06/10/2030	KRW	3,083,021,359	2,269,143
1.750%, 06/10/2028		1,602,022,327	1,233,851
			3,502,994
Spain - 0.5%
Kingdom of Spain 1.900%, 10/31/2052 (D)	EUR	1,150,000	828,622
Sri Lanka - 0.1%
Democratic Socialist Republic of Sri Lanka 6.750%, 04/18/2028		$200,000	90,102
Sweden - 1.9%
Kingdom of Sweden, Inflation Linked Bond 0.161%, 06/01/2032	SEK	26,820,000	3,020,248
Thailand - 0.5%
Kingdom of Thailand
1.000%, 06/17/2027	THB	6,320,000	169,650
1.585%, 12/17/2035		8,830,000	218,659
1.600%, 12/17/2029		1,010,000	27,051
2.000%, 12/17/2031 to 06/17/2042		8,970,000	240,936
2.875%, 06/17/2046		775,000	20,627
3.350%, 06/17/2033		1,185,000	35,637
3.450%, 06/17/2043		3,690,000	109,565
			822,125
Ukraine - 0.1%
Republic of Ukraine 7.253%, 03/15/2035		$520,000	119,600
United Kingdom - 0.2%
United Kingdom of Great Britain 0.500%, 10/22/2061	GBP	720,000	289,590
Uruguay - 0.1%
Republic of Uruguay 8.500%, 03/15/2028	UYU	7,838,000	198,117
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $65,225,287)			$56,647,299
CORPORATE BONDS - 17.5%
Australia - 0.3%
FMG Resources Proprietary, Ltd.
4.375%, 04/01/2031 (D)		$125,000	106,727
5.875%, 04/15/2030 (D)		17,000	16,188
Macquarie Bank, Ltd. 6.798%, 01/18/2033 (D)		200,000	200,678
Macquarie Group, Ltd. 5.887%, (5.887% to 6-15-33, then SOFR + 2.380%), 06/15/2034 (D)		105,000	103,159
Newcrest Finance Pty, Ltd. 5.750%, 11/15/2041 (D)		23,000	22,834
			449,586
Austria - 0.1%
Klabin Austria GmbH 7.000%, 04/03/2049 (D)		200,000	191,660
Bermuda - 0.0%
Carnival Holdings Bermuda, Ltd. 10.375%, 05/01/2028 (D)		5,000	5,469
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Canada - 0.6%
Bausch Health Companies, Inc.
4.875%, 06/01/2028 (D)		$29,000	$17,261
5.250%, 01/30/2030 (D)		185,000	76,775
Emera, Inc. 6.750%, (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%), 06/15/2076		134,000	129,575
Enbridge, Inc.
5.750%, (5.750% to 4-15-30, then 5 Year CMT + 5.314%), 07/15/2080		89,000	80,379
6.000%, (6.000% to 1-15-27, then 3 month LIBOR + 3.890%), 01/15/2077		225,000	208,707
Enerflex, Ltd. 9.000%, 10/15/2027 (D)		7,000	6,811
goeasy, Ltd.
4.375%, 05/01/2026 (D)		40,000	36,484
5.375%, 12/01/2024 (D)		38,000	36,864
Rogers Communications, Inc. 4.550%, 03/15/2052 (D)		130,000	104,549
The Bank of Nova Scotia
3.625%, (3.625% to 10-27-26, then 5 Year CMT + 2.613%), 10/27/2081		200,000	141,373
4.900%, (4.900% to 6-4-25, then 5 Year CMT + 4.551%), 06/04/2025 (G)		88,000	83,078
Transcanada Trust 5.600%, (5.600% to 12-7-31, then 5 Year CMT + 3.986%), 03/07/2082		110,000	92,696
			1,014,552
Chile - 0.1%
VTR Comunicaciones SpA 4.375%, 04/15/2029		200,000	102,000
China - 0.1%
CIFI Holdings Group Company, Ltd. 4.375%, 04/12/2027		260,000	28,227
Country Garden Holdings Company, Ltd. 3.875%, 10/22/2030		290,000	81,476
Times China Holdings, Ltd. 5.750%, 01/14/2027		200,000	13,264
Yuzhou Group Holdings Company, Ltd.
6.350%, 01/13/2027 (H)		200,000	8,337
7.375%, 01/13/2026 (H)		200,000	8,337
			139,641
Finland - 0.0%
Nokia OYJ 6.625%, 05/15/2039		22,000	21,037
France - 0.9%
Societe Generale SA
6.221%, (6.221% to 6-15-32, then 1 Year CMT + 3.200%), 06/15/2033 (D)		420,000	390,988
7.367%, 01/10/2053 (D)		200,000	195,065
TotalEnergies SE 2.125%, (2.125% to 1-25-33, then 5 Year Euro Swap Rate + 2.513% to 1-25-53, then 5 Year Euro Swap Rate + 3.263%), 07/25/2032 (G)	EUR	470,000	368,662
Valeo 1.000%, 08/03/2028		500,000	441,559
			1,396,274

The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Germany - 0.3%
Allianz SE 2.600%, (2.600% to 10-30-31, then 5 Year Euro Swap Rate + 2.579%), 10/30/2031 (G)	EUR	200,000	$144,693
Deutsche Bank AG
2.311%, (2.311% to 11-16-26, then SOFR + 1.219%), 11/16/2027		$150,000	128,901
3.742%, (3.742% to 10-7-31, then SOFR + 2.257%), 01/07/2033		200,000	146,674
Hannover Rueck SE 1.750%, (1.750% to 7-8-30, then 3 month EURIBOR + 3.000%), 10/08/2040	EUR	100,000	86,409
			506,677
Israel - 0.0%
Energean Israel Finance, Ltd. 8.500%, 09/30/2033 (D)		$50,000	50,000
Italy - 0.6%
Assicurazioni Generali SpA 2.429%, 07/14/2031	EUR	600,000	541,531
Castor SpA 6.000%, 02/15/2029		100,000	93,555
Intesa Sanpaolo SpA
6.625%, 06/20/2033 (D)		$200,000	199,266
7.778%, (7.778% to 6-20-53, then 1 Year CMT + 3.900%), 06/20/2054 (D)		200,000	199,249
			1,033,601
Japan - 0.1%
Rakuten Group, Inc. 4.250%, (4.250% to 4-22-27, then 5 Year Euro Swap Rate + 4.740%), 04/22/2027 (G)	EUR	200,000	101,482
Luxembourg - 0.1%
Schlumberger Investment SA 4.500%, 05/15/2028		$35,000	34,444
Trinseo Materials Operating SCA 5.125%, 04/01/2029 (D)		105,000	48,563
			83,007
Malta - 0.1%
VistaJet Malta Finance PLC
6.375%, 02/01/2030 (D)		172,000	138,500
9.500%, 06/01/2028 (D)		15,000	13,772
			152,272
Mexico - 0.1%
America Movil SAB de CV 4.700%, 07/21/2032		200,000	192,880
Unifin Financiera SAB de CV 8.375%, 01/27/2028 (H)		205,000	6,150
			199,030
Netherlands - 0.4%
Petrobras Global Finance BV 6.500%, 07/03/2033		205,000	200,593
Teva Pharmaceutical Finance Netherlands II BV 4.375%, 05/09/2030	EUR	460,000	427,271
			627,864
Norway - 0.2%
Var Energi ASA 8.000%, 11/15/2032 (D)		$225,000	238,052
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Romania - 0.1%
Banca Transilvania SA 8.875%, (8.875% to 4-27-26, then 1 Year EURIBOR ICE Swap Rate + 5.580%), 04/27/2027	EUR	100,000	$111,900
Singapore - 0.1%
Medco Bell Pte, Ltd. 6.375%, 01/30/2027		$200,000	187,143
Pfizer Investment Enterprises Pte, Ltd. 5.110%, 05/19/2043		20,000	20,045
			207,188
Switzerland - 0.1%
UBS Group AG 2.193%, (2.193% to 6-5-25, then SOFR + 2.044%), 06/05/2026 (D)		250,000	229,242
United Kingdom - 0.7%
Anglo American Capital PLC
2.625%, 09/10/2030 (D)		330,000	272,211
5.625%, 04/01/2030 (D)		400,000	398,171
AstraZeneca PLC 6.450%, 09/15/2037		10,000	11,465
Barclays PLC 7.119%, (7.119% to 6-27-33, then SOFR + 3.570%), 06/27/2034		205,000	204,918
BP Capital Markets PLC 4.875%, (4.875% to 6-22-30, then 5 Year CMT + 4.398% to 6-22-50, then 5 Year CMT + 5.148%), 03/22/2030 (G)		52,000	47,268
HSBC Holdings PLC 6.547%, (6.547% to 6-20-33, then SOFR + 2.980%), 06/20/2034		200,000	199,224
Vodafone Group PLC 4.375%, 02/19/2043		30,000	25,193
			1,158,450
United States - 12.5%
AbbVie, Inc.
4.250%, 11/21/2049		40,000	34,525
4.550%, 03/15/2035		15,000	14,284
Activision Blizzard, Inc.
2.500%, 09/15/2050		13,000	8,363
4.500%, 06/15/2047		39,000	35,932
Adams Homes, Inc. 7.500%, 02/15/2025 (D)		10,000	9,818
Advanced Drainage Systems, Inc. 6.375%, 06/15/2030 (D)		20,000	19,785
Aircastle, Ltd. 5.250%, (5.250% to 9-15-26, then 5 Year CMT + 4.410% to 9-15-31, then 5 Year CMT + 4.660% to 9-15-46, then 5 Year CMT + 5.160%), 06/15/2026 (D)(G)		115,000	80,259
Alliant Holdings Intermediate LLC 6.750%, 10/15/2027 (D)		154,000	144,760
Ally Financial, Inc. 4.700%, (4.700% to 5-15-28, then 7 Year CMT + 3.481%), 05/15/2028 (G)		74,000	47,730
American International Group, Inc.
4.375%, 06/30/2050		120,000	101,320
4.500%, 07/16/2044		35,000	30,148
4.750%, 04/01/2048		95,000	85,213
AmeriGas Partners LP
5.750%, 05/20/2027		117,000	107,550
9.375%, 06/01/2028 (D)		110,000	111,718

The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Amgen, Inc.
5.250%, 03/02/2030	$25,000	$25,050
5.600%, 03/02/2043	5,000	5,015
Anheuser-Busch Companies LLC
4.900%, 02/01/2046	17,000	16,248
5.450%, 01/23/2039	20,000	20,666
Anheuser-Busch InBev Worldwide, Inc. 5.550%, 01/23/2049	15,000	15,810
Antero Resources Corp. 5.375%, 03/01/2030 (D)	60,000	55,545
Apple, Inc. 2.650%, 05/11/2050	22,000	15,315
APX Group, Inc. 5.750%, 07/15/2029 (D)	19,000	16,490
Aramark Services, Inc. 6.375%, 05/01/2025 (D)	26,000	25,976
Arizona Public Service Company 5.550%, 08/01/2033	235,000	235,170
Arthur J. Gallagher & Company 5.750%, 03/02/2053	205,000	206,005
Ashton Woods USA LLC 4.625%, 04/01/2030 (D)	45,000	38,412
AssuredPartners, Inc. 5.625%, 01/15/2029 (D)	148,000	128,100
AT&T, Inc.
0.900%, 03/25/2024	20,000	19,317
2.300%, 06/01/2027	32,000	28,780
3.500%, 06/01/2041 to 09/15/2053	57,000	41,666
4.300%, 12/15/2042	5,000	4,245
Athene Global Funding 0.914%, 08/19/2024 (D)	40,000	37,377
ATI, Inc.
4.875%, 10/01/2029	2,000	1,800
5.875%, 12/01/2027	2,000	1,936
AutoZone, Inc. 4.750%, 08/01/2032 to 02/01/2033	100,000	96,258
Bank of America Corp.
2.087%, (2.087% to 6-14-28, then SOFR + 1.060%), 06/14/2029	29,000	24,742
5.202%, (5.202% to 4-25-28, then SOFR + 1.630%), 04/25/2029	40,000	39,563
5.288%, (5.288% to 4-25-33, then SOFR + 1.910%), 04/25/2034	55,000	54,489
BCPE Ulysses Intermediate, Inc. 7.750%, (7.750% Cash or 8.500% PIK), 04/01/2027 (D)	69,000	60,755
Becton, Dickinson and Company 3.700%, 06/06/2027	30,000	28,523
Black Knight InfoServ LLC 3.625%, 09/01/2028 (D)	675,000	604,125
BlackRock, Inc. 4.750%, 05/25/2033	30,000	29,479
Blackstone Holdings Finance Company LLC 6.200%, 04/22/2033 (D)	95,000	97,032
Blue Racer Midstream LLC 7.625%, 12/15/2025 (D)	10,000	10,109
BP Capital Markets America, Inc. 4.893%, 09/11/2033	20,000	19,793
Bristol-Myers Squibb Company
3.400%, 07/26/2029	20,000	18,577
3.550%, 03/15/2042	25,000	20,728
Broadcom Corp. 3.875%, 01/15/2027	74,000	70,566
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Broadcom, Inc. 4.300%, 11/15/2032	$29,000	$26,601
Buckeye Partners LP 9.293%, (3 month LIBOR + 4.020%), 01/22/2078 (I)	38,000	31,920
Builders FirstSource, Inc.
4.250%, 02/01/2032 (D)	25,000	21,754
5.000%, 03/01/2030 (D)	5,000	4,675
Caesars Entertainment, Inc.
7.000%, 02/15/2030 (D)	60,000	60,254
8.125%, 07/01/2027 (D)	111,000	113,605
Capital One Financial Corp.
2.359%, (2.359% to 7-29-31, then SOFR + 1.337%), 07/29/2032	130,000	91,808
6.312%, (6.312% to 6-8-28, then SOFR + 2.640%), 06/08/2029	45,000	44,697
6.377%, (6.377% to 6-8-33, then SOFR + 2.860%), 06/08/2034	105,000	104,248
Carnival Corp.
6.000%, 05/01/2029 (D)	123,000	109,819
7.625%, 03/01/2026 (D)	11,000	10,773
CBRE Services, Inc. 5.950%, 08/15/2034	42,000	41,472
CCO Holdings LLC
4.500%, 06/01/2033 (D)	21,000	16,491
5.375%, 06/01/2029 (D)	156,000	141,039
Celanese US Holdings LLC 6.330%, 07/15/2029	40,000	39,725
CenterPoint Energy, Inc. 6.125%, (6.125% to 9-1-23, then 3 month LIBOR + 3.270%), 09/01/2023 (G)	33,000	31,847
CF Industries, Inc. 5.375%, 03/15/2044	115,000	104,714
Charter Communications Operating LLC 3.700%, 04/01/2051	40,000	25,275
Cheniere Energy Partners LP 3.250%, 01/31/2032	50,000	41,133
Citigroup, Inc.
4.000%, (4.000% to 12-10-25, then 5 Year CMT + 3.597%), 12/10/2025 (G)	76,000	64,885
7.375%, (7.375% to 5-15-28, then 5 Year CMT + 3.209%), 05/15/2028 (G)	65,000	64,523
Citizens Financial Group, Inc. 5.650%, (5.650% to 10-6-25, then 5 Year CMT + 5.313%), 10/06/2025 (G)	53,000	46,497
Clydesdale Acquisition Holdings, Inc.
6.625%, 04/15/2029 (D)	10,000	9,537
8.750%, 04/15/2030 (D)	247,000	218,033
CMS Energy Corp. 4.750%, (4.750% to 3-1-30, then 5 Year CMT + 4.116%), 06/01/2050	75,000	64,480
CoBank ACB 6.250%, (6.250% to 10-1-26, then 3 month LIBOR + 4.660%), 10/01/2026 (G)	41,000	38,422
Coherent Corp. 5.000%, 12/15/2029 (D)	14,000	12,637
Comcast Corp.
2.800%, 01/15/2051	12,000	7,943
3.750%, 04/01/2040	42,000	35,387
CommonSpirit Health 3.817%, 10/01/2049	115,000	87,546

The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Community Health Network, Inc. 3.099%, 05/01/2050	$220,000	$142,447
Compass Group Diversified Holdings LLC 5.250%, 04/15/2029 (D)	105,000	92,034
Corebridge Financial, Inc. 6.875%, (6.875% to 9-15-27, then 5 Year CMT + 3.846%), 12/15/2052	90,000	86,264
Covanta Holding Corp. 5.000%, 09/01/2030	130,000	110,256
Crestwood Midstream Partners LP
6.000%, 02/01/2029 (D)	3,000	2,801
7.375%, 02/01/2031 (D)	11,000	10,842
Crocs, Inc. 4.125%, 08/15/2031 (D)	219,000	176,843
CSC Holdings LLC 4.125%, 12/01/2030 (D)	245,000	171,384
Dell International LLC
5.250%, 02/01/2028	15,000	14,969
5.750%, 02/01/2033	20,000	20,192
Diamondback Energy, Inc. 6.250%, 03/15/2053	15,000	15,173
Discover Financial Services 6.125%, (6.125% to 6-23-25, then 5 Year CMT + 5.783%), 06/23/2025 (G)	69,000	65,753
Discovery Communications LLC
4.000%, 09/15/2055	52,000	34,562
5.000%, 09/20/2037	22,000	18,829
DISH DBS Corp.
5.125%, 06/01/2029	20,000	9,287
5.750%, 12/01/2028 (D)	28,000	20,826
Dollar General Corp. 5.450%, 07/05/2033	225,000	223,328
Dollar Tree, Inc. 3.375%, 12/01/2051	155,000	104,443
Dominion Energy South Carolina, Inc. 5.300%, 05/15/2033	12,000	12,103
Dominion Energy, Inc.
3.071%, 08/15/2024	40,000	38,632
4.350%, (4.350% to 1-15-27, then 5 Year CMT + 3.195%), 01/15/2027 (G)	191,000	160,463
4.650%, (4.650% to 12-15-24, then 5 Year CMT + 2.993%), 12/15/2024 (G)	45,000	40,460
4.850%, 08/15/2052	20,000	17,747
Duke Energy Corp. 4.875%, (4.875% to 9-16-24, then 5 Year CMT + 3.388%), 09/16/2024 (G)	34,000	32,654
Earthstone Energy Holdings LLC
8.000%, 04/15/2027 (D)	14,000	13,521
9.875%, 07/15/2031 (D)	155,000	153,210
Edison International
5.375%, (5.375% to 3-15-26, then 5 Year CMT + 4.698%), 03/15/2026 (G)	129,000	112,733
6.950%, 11/15/2029	50,000	52,594
Elanco Animal Health, Inc. 6.650%, 08/28/2028	35,000	33,959
Embarq Corp. 7.995%, 06/01/2036	4,000	2,418
Emera US Finance LP 4.750%, 06/15/2046	30,000	24,336
Energy Transfer LP
4.200%, 04/15/2027	15,000	14,322
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Energy Transfer LP (continued)
4.750%, 01/15/2026	$22,000	$21,506
5.000%, 05/15/2050	10,000	8,446
EnLink Midstream LLC
5.625%, 01/15/2028 (D)	75,000	72,576
6.500%, 09/01/2030 (D)	8,000	7,990
EnLink Midstream Partners LP 5.450%, 06/01/2047	86,000	70,692
Enterprise Products Operating LLC
5.250%, (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%), 08/16/2077	18,000	15,740
8.304%, (3 month LIBOR + 2.986%), 08/16/2077 (I)	86,000	84,566
Equitable Financial Life Global Funding 1.800%, 03/08/2028 (D)	50,000	42,168
Extra Space Storage LP
5.500%, 07/01/2030	10,000	9,917
5.700%, 04/01/2028	65,000	64,936
Fifth Third Bancorp 4.500%, (4.500% to 9-30-25, then 5 Year CMT + 4.215%), 09/30/2025 (G)	37,000	32,630
First Student Bidco, Inc. 4.000%, 07/31/2029 (D)	125,000	105,920
FirstCash, Inc.
4.625%, 09/01/2028 (D)	676,000	603,805
5.625%, 01/01/2030 (D)	215,000	194,322
FirstEnergy Corp.
5.100%, 07/15/2047	25,000	22,426
7.375%, 11/15/2031	40,000	45,622
Flex, Ltd. 4.875%, 05/12/2030	17,000	16,418
Freedom Mortgage Corp. 7.625%, 05/01/2026 (D)	82,000	75,482
Frontier Communications Holdings LLC
5.000%, 05/01/2028 (D)	2,000	1,726
5.875%, 10/15/2027 (D)	11,000	10,095
6.750%, 05/01/2029 (D)	142,000	110,164
Gen Digital, Inc.
6.750%, 09/30/2027 (D)	2,000	1,994
7.125%, 09/30/2030 (D)	10,000	10,017
General Motors Financial Company, Inc. 5.700%, (5.700% to 9-30-30, then 5 Year CMT + 4.997%), 09/30/2030 (G)	92,000	80,762
Georgia Power Company
4.300%, 03/15/2042	45,000	38,785
5.125%, 05/15/2052	10,000	9,710
Gilead Sciences, Inc.
2.800%, 10/01/2050	20,000	13,528
4.600%, 09/01/2035	15,000	14,443
Global Atlantic Fin Company 7.950%, 06/15/2033 (D)	103,000	103,504
Gray Escrow II, Inc. 5.375%, 11/15/2031 (D)	105,000	69,593
Gray Oak Pipeline LLC 2.000%, 09/15/2023 (D)	15,000	14,873
Great Lakes Dredge & Dock Corp. 5.250%, 06/01/2029 (D)	400,000	334,092
GTCR AP Finance, Inc. 8.000%, 05/15/2027 (D)	80,000	78,419
Hanesbrands, Inc. 9.000%, 02/15/2031 (D)	75,000	75,590
Hawaiian Brand Intellectual Property, Ltd. 5.750%, 01/20/2026 (D)	79,171	74,938

The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
HCA, Inc.
3.625%, 03/15/2032 (D)		$20,000	$17,360
4.625%, 03/15/2052 (D)		20,000	16,435
Hess Corp. 7.125%, 03/15/2033		35,000	38,178
Hightower Holding LLC 6.750%, 04/15/2029 (D)		180,000	155,686
Honeywell International, Inc. 0.750%, 03/10/2032	EUR	100,000	84,093
HUB International, Ltd.
5.625%, 12/01/2029 (D)		$125,000	112,135
7.250%, 06/15/2030 (D)		85,000	87,771
Humana, Inc. 3.125%, 08/15/2029		30,000	26,482
Huntington Bancshares, Inc.
4.000%, 05/15/2025		30,000	28,756
4.443%, (4.443% to 8-4-27, then SOFR + 1.970%), 08/04/2028		25,000	23,225
5.023%, (5.023% to 5-17-32, then SOFR + 2.050%), 05/17/2033		15,000	13,710
8.140%, (3 month LIBOR + 2.880%), 10/15/2023 (G)(I)		37,000	31,483
Illumina, Inc. 5.750%, 12/13/2027		20,000	20,088
Intel Corp.
3.050%, 08/12/2051		15,000	10,052
4.900%, 08/05/2052		15,000	13,845
Intercontinental Exchange, Inc. 4.950%, 06/15/2052		20,000	18,973
International Flavors & Fragrances, Inc. 2.300%, 11/01/2030 (D)		50,000	39,622
Iron Mountain, Inc.
5.250%, 07/15/2030 (D)		2,000	1,802
7.000%, 02/15/2029 (D)		155,000	155,261
JPMorgan Chase & Co.
4.323%, (4.323% to 4-26-27, then SOFR + 1.560%), 04/26/2028		45,000	43,436
5.350%, (5.350% to 6-1-33, then SOFR + 1.845%), 06/01/2034		35,000	35,279
5.500%, 10/15/2040		27,000	27,720
KB Home 4.000%, 06/15/2031		10,000	8,622
Kenvue, Inc. 5.050%, 03/22/2053 (D)		10,000	10,206
KeySpan Gas East Corp. 5.994%, 03/06/2033 (D)		105,000	105,815
Kyndryl Holdings, Inc.
3.150%, 10/15/2031		65,000	48,771
4.100%, 10/15/2041		60,000	40,086
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (D)		42,000	36,494
4.750%, 06/15/2029 (D)		5,000	4,069
LBM Acquisition LLC 6.250%, 01/15/2029 (D)		92,000	76,107
Lear Corp. 3.800%, 09/15/2027		7,000	6,500
Lennar Corp. 4.750%, 11/29/2027		26,000	25,227
LFS Topco LLC 5.875%, 10/15/2026 (D)		80,000	70,294
Liberty Mutual Group, Inc.
4.125%, (4.125% to 9-15-26, then 5 Year CMT + 3.315%), 12/15/2051 (D)		39,000	30,646
4.300%, 02/01/2061 (D)		380,000	239,044
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
M&T Bank Corp.
3.550%, 07/26/2023	$20,000	$19,962
4.553%, (4.553% to 8-16-27, then SOFR + 1.780%), 08/16/2028	15,000	14,012
5.053%, (5.053% to 1-27-33, then SOFR + 1.850%), 01/27/2034	20,000	18,266
5.125%, (5.125% to 11-1-26, then 3 month LIBOR + 3.520%), 11/01/2026 (G)	41,000	32,364
M/I Homes, Inc. 3.950%, 02/15/2030	61,000	52,003
MajorDrive Holdings IV LLC 6.375%, 06/01/2029 (D)	100,000	79,402
Matador Resources Company 6.875%, 04/15/2028 (D)	5,000	4,949
Mauser Packaging Solutions Holding Company 7.875%, 08/15/2026 (D)	4,000	3,974
McAfee Corp. 7.375%, 02/15/2030 (D)	15,000	13,043
McKesson Corp. 5.100%, 07/15/2033	15,000	15,053
Medline Borrower LP
3.875%, 04/01/2029 (D)	15,000	13,036
5.250%, 10/01/2029 (D)	180,000	156,186
Merck & Company, Inc.
4.300%, 05/17/2030	30,000	29,361
4.900%, 05/17/2044	15,000	15,039
5.150%, 05/17/2063	10,000	10,214
Meta Platforms, Inc.
4.950%, 05/15/2033	15,000	14,988
5.600%, 05/15/2053	15,000	15,405
Micron Technology, Inc.
4.185%, 02/15/2027	40,000	38,324
5.875%, 09/15/2033	17,000	16,846
Microsoft Corp. 3.450%, 08/08/2036	27,000	24,626
Midcap Financial Issuer Trust 6.500%, 05/01/2028 (D)	60,000	53,400
Morgan Stanley
0.790%, (0.790% to 5-30-24, then SOFR + 0.525%), 05/30/2025	22,000	20,899
3.622%, (3.622% to 4-1-30, then SOFR + 3.120%), 04/01/2031	42,000	37,846
MSCI, Inc.
3.625%, 09/01/2030 (D)	115,000	99,175
3.875%, 02/15/2031 (D)	30,000	25,996
Nabors Industries, Inc. 7.375%, 05/15/2027 (D)	7,000	6,661
Nasdaq, Inc. 5.550%, 02/15/2034	25,000	25,098
National Rural Utilities Cooperative Finance Corp. 8.209%, (3 month LIBOR + 2.910%), 04/30/2043 (I)	42,000	40,723
Nationstar Mortgage Holdings, Inc.
5.125%, 12/15/2030 (D)	55,000	44,616
5.750%, 11/15/2031 (D)	556,000	456,723
NCL Corp., Ltd. 7.750%, 02/15/2029 (D)	168,000	159,568
NextEra Energy Capital Holdings, Inc. 5.250%, 02/28/2053	30,000	28,880
Noble Finance II LLC 8.000%, 04/15/2030 (D)	5,000	5,083

The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Nordstrom, Inc. 2.300%, 04/08/2024	$35,000	$33,678
Novelis Corp. 4.750%, 01/30/2030 (D)	160,000	142,193
NRG Energy, Inc. 7.000%, 03/15/2033 (D)	100,000	100,829
Occidental Petroleum Corp.
4.500%, 07/15/2044	50,000	38,125
6.450%, 09/15/2036	15,000	15,394
OneMain Finance Corp.
6.625%, 01/15/2028	50,000	47,164
9.000%, 01/15/2029	145,000	146,225
Open Text Holdings, Inc. 4.125%, 12/01/2031 (D)	118,000	96,727
Oracle Corp.
3.600%, 04/01/2050	70,000	50,019
6.500%, 04/15/2038	8,000	8,517
OT Merger Corp. 7.875%, 10/15/2029 (D)	130,000	81,252
Ovintiv, Inc.
5.650%, 05/15/2025	25,000	24,801
6.250%, 07/15/2033	25,000	24,658
7.100%, 07/15/2053	35,000	36,028
Owens & Minor, Inc.
4.500%, 03/31/2029 (D)	90,000	74,735
6.625%, 04/01/2030 (D)	5,000	4,536
Pacific Gas & Electric Company
3.400%, 08/15/2024	40,000	38,704
4.950%, 07/01/2050	63,000	49,481
6.400%, 06/15/2033	75,000	74,589
6.700%, 04/01/2053	38,000	37,306
6.750%, 01/15/2053	125,000	123,362
Paramount Global
5.250%, 04/01/2044	27,000	20,505
6.250%, (6.250% to 2-28-27, then 3 month LIBOR + 3.899%), 02/28/2057	95,000	72,386
PennyMac Financial Services, Inc.
4.250%, 02/15/2029 (D)	430,000	345,389
5.750%, 09/15/2031 (D)	48,000	39,148
Penske Truck Leasing Company LP 5.750%, 05/24/2026 (D)	40,000	39,617
Performance Food Group, Inc. 4.250%, 08/01/2029 (D)	212,000	188,746
PetSmart, Inc. 7.750%, 02/15/2029 (D)	250,000	248,395
Philip Morris International, Inc.
5.125%, 02/15/2030	30,000	29,662
5.375%, 02/15/2033	5,000	4,989
6.375%, 05/16/2038	25,000	27,299
Plains All American Pipeline LP 3.800%, 09/15/2030	34,000	30,168
Post Holdings, Inc.
4.625%, 04/15/2030 (D)	30,000	26,291
5.500%, 12/15/2029 (D)	118,000	108,887
PPL Capital Funding, Inc. 8.203%, (3 month LIBOR + 2.665%), 03/30/2067 (I)	39,000	34,418
Presidio Holdings, Inc. 8.250%, 02/01/2028 (D)	78,000	74,267
Principal Life Global Funding II 1.375%, 01/10/2025 (D)	45,000	41,969
Prologis LP 5.250%, 06/15/2053	45,000	44,218
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Prudential Financial, Inc. 6.750%, (6.750% to 3-1-33, then 5 Year CMT + 2.848%), 03/01/2053	$65,000	$65,389
Qualcomm, Inc. 4.500%, 05/20/2052	20,000	18,194
Range Resources Corp.
4.750%, 02/15/2030 (D)	15,000	13,444
8.250%, 01/15/2029	45,000	46,854
Regions Financial Corp. 1.800%, 08/12/2028	25,000	20,193
Reinsurance Group of America, Inc. 8.217%, (3 month LIBOR + 2.665%), 12/15/2065 (I)	37,000	31,395
RHP Hotel Properties LP 7.250%, 07/15/2028 (D)	30,000	30,307
Royal Caribbean Cruises, Ltd.
5.500%, 08/31/2026 (D)	21,000	19,910
11.625%, 08/15/2027 (D)	3,000	3,262
Royalty Pharma PLC 3.300%, 09/02/2040	21,000	14,951
S&P Global, Inc. 2.700%, 03/01/2029	10,000	9,000
Sasol Financing USA LLC 8.750%, 05/03/2029 (D)	200,000	194,828
Sempra Energy
4.125%, (4.125% to 1-1-27, then 5 Year CMT + 2.868%), 04/01/2052	190,000	153,560
4.875%, (4.875% to 10-15-25, then 5 Year CMT + 4.550%), 10/15/2025 (G)	104,000	96,727
5.500%, 08/01/2033	105,000	104,300
Signal Parent, Inc. 6.125%, 04/01/2029 (D)	9,000	5,018
Simon Property Group LP 5.850%, 03/08/2053	310,000	307,861
Southern California Edison Company
0.975%, 08/01/2024	20,000	18,985
4.875%, 03/01/2049	20,000	17,964
5.875%, 12/01/2053	105,000	107,086
SRS Distribution, Inc. 6.125%, 07/01/2029 (D)	12,000	10,364
STL Holding Company LLC 7.500%, 02/15/2026 (D)	100,000	91,750
Synchrony Financial 7.250%, 02/02/2033	205,000	184,617
Sysco Corp. 6.600%, 04/01/2040	20,000	21,681
Targa Resources Corp. 6.250%, 07/01/2052	20,000	19,550
Terex Corp. 5.000%, 05/15/2029 (D)	145,000	134,804
The Boeing Company
3.950%, 08/01/2059	15,000	11,078
5.805%, 05/01/2050	30,000	29,891
The Charles Schwab Corp.
5.375%, (5.375% to 6-1-25, then 5 Year CMT + 4.971%), 06/01/2025 (G)	34,000	32,494
5.643%, (5.643% to 5-19-28, then SOFR + 2.210%), 05/19/2029	30,000	29,964
5.853%, (5.853% to 5-19-33, then SOFR + 2.500%), 05/19/2034	30,000	30,447
The Dun & Bradstreet Corp. 5.000%, 12/15/2029 (D)	30,000	26,452

The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
The Estee Lauder Companies, Inc.
4.650%, 05/15/2033	$10,000	$9,832
5.150%, 05/15/2053	10,000	10,184
The Gap, Inc.
3.625%, 10/01/2029 (D)	183,000	129,307
3.875%, 10/01/2031 (D)	347,000	237,528
The Goldman Sachs Group, Inc.
1.948%, (1.948% to 10-21-26, then SOFR + 0.913%), 10/21/2027	50,000	44,476
4.482%, (4.482% to 8-23-27, then SOFR + 1.725%), 08/23/2028	42,000	40,606
The Hertz Corp. 5.000%, 12/01/2029 (D)	9,000	7,441
The Home Depot, Inc. 4.950%, 09/15/2052	25,000	24,830
The Michaels Companies, Inc. 7.875%, 05/01/2029 (D)	87,000	58,620
The Southern Company 4.000%, (4.000% to 10-15-25, then 5 Year CMT + 3.733%), 01/15/2051	69,000	63,813
The Toledo Hospital 5.750%, 11/15/2038	100,000	98,427
The William Carter Company 5.625%, 03/15/2027 (D)	393,000	381,339
T-Mobile USA, Inc. 3.000%, 02/15/2041	20,000	14,622
TopBuild Corp. 3.625%, 03/15/2029 (D)	90,000	78,317
TransDigm, Inc. 6.250%, 03/15/2026 (D)	25,000	24,878
Transocean, Inc. 8.750%, 02/15/2030 (D)	4,000	4,060
U.S. Steel Corp. 6.875%, 03/01/2029	11,000	10,880
Uber Technologies, Inc. 4.500%, 08/15/2029 (D)	199,000	183,159
United Parcel Service, Inc. 5.050%, 03/03/2053	110,000	111,879
United Wholesale Mortgage LLC 5.500%, 04/15/2029 (D)	524,000	449,330
UnitedHealth Group, Inc.
3.750%, 10/15/2047	27,000	22,222
5.350%, 02/15/2033	30,000	31,173
Unum Group 4.125%, 06/15/2051	30,000	21,917
Venture Global Calcasieu Pass LLC 4.125%, 08/15/2031 (D)	180,000	154,794
Verizon Communications, Inc.
2.100%, 03/22/2028	37,000	32,503
3.400%, 03/22/2041	22,000	16,980
Viking Cruises, Ltd.
7.000%, 02/15/2029 (D)	80,000	74,400
9.125%, 07/15/2031 (D)	80,000	80,800
Virginia Electric & Power Company 6.000%, 05/15/2037	5,000	5,202
Walmart, Inc. 4.100%, 04/15/2033	20,000	19,419
WarnerMedia Holdings, Inc.
3.755%, 03/15/2027	9,000	8,395
5.050%, 03/15/2042	37,000	31,186
5.141%, 03/15/2052	6,000	4,885
Weatherford International, Ltd. 8.625%, 04/30/2030 (D)	8,000	8,122
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Wells Fargo & Company
3.900%, (3.900% to 3-15-26, then 5 Year CMT + 3.453%), 03/15/2026 (G)		$76,000	$66,910
4.808%, (4.808% to 7-25-27, then SOFR + 1.980%), 07/25/2028		40,000	39,097
5.389%, (5.389% to 4-24-33, then SOFR + 2.020%), 04/24/2034		50,000	49,681
Western Midstream Operating LP 4.300%, 02/01/2030		183,000	164,306
Willis North America, Inc. 5.350%, 05/15/2033		40,000	39,003
Windsor Holdings III LLC 8.500%, 06/15/2030 (D)		115,000	114,462
			20,014,563
TOTAL CORPORATE BONDS (Cost $30,183,883)			$28,033,547
CONVERTIBLE BONDS - 4.9%
Canada - 0.1%
Shopify, Inc. 0.125%, 11/01/2025		125,000	113,250
China - 0.3%
NIO, Inc. 0.500%, 02/01/2027		402,000	333,660
Smart Insight International, Ltd. 4.500%, 12/05/2023	HKD	2,000,000	179,173
			512,833
Denmark - 0.2%
Ascendis Pharma A/S 2.250%, 04/01/2028		$395,000	358,463
Israel - 0.0%
SolarEdge Technologies, Inc., Zero Coupon 0.000%, 09/15/2025		3,000	3,558
Luxembourg - 0.0%
Arrival SA 3.500%, 12/01/2026 (D)		515,000	74,675
Singapore - 0.3%
Sea, Ltd. 0.250%, 09/15/2026		518,000	415,695
United States - 4.0%
3D Systems Corp. 8.518%, 11/15/2026 (C)		28,000	21,158
Affirm Holdings, Inc. 9.264%, 11/15/2026 (C)		100,000	73,810
Airbnb, Inc. 5.112%, 03/15/2026 (C)		159,000	138,648
Alarm.com Holdings, Inc. 6.401%, 01/15/2026 (C)		160,000	136,306
Apellis Pharmaceuticals, Inc. 3.500%, 09/15/2026		60,000	143,415
Bandwidth, Inc.
0.250%, 03/01/2026		62,000	48,448
0.500%, 04/01/2028		90,000	57,504
Bentley Systems, Inc. 0.125%, 01/15/2026		145,000	149,139
Beyond Meat, Inc. 43.069%, 03/15/2027 (C)		130,000	33,800
BILL Holdings, Inc. 5.349%, 04/01/2027 (C)		52,000	42,640
Block, Inc.
0.125%, 03/01/2025		427,000	402,448
0.250%, 11/01/2027		197,000	151,074

The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Cable One, Inc. 1.125%, 03/15/2028	$60,000	$45,150
Cardlytics, Inc. 1.000%, 09/15/2025	80,000	44,304
Carnival Corp. 5.750%, 12/01/2027 (D)	3,000	4,989
Ceridian HCM Holding, Inc. 0.250%, 03/15/2026	157,000	138,129
CMS Energy Corp. 3.375%, 05/01/2028 (D)	32,000	31,472
Cracker Barrel Old Country Store, Inc. 0.625%, 06/15/2026	120,000	101,700
Cytokinetics, Inc. 3.500%, 07/01/2027 (D)	80,000	73,600
Datadog, Inc. 0.125%, 06/15/2025	70,000	86,870
DigitalOcean Holdings, Inc. 7.375%, 12/01/2026 (C)	127,000	99,198
DraftKings Holdings, Inc. 6.325%, 03/15/2028 (C)	49,000	36,554
Dropbox, Inc. 0.943%, 03/01/2028 (C)	145,000	138,693
Etsy, Inc.
0.125%, 10/01/2026	3,000	3,549
0.250%, 06/15/2028	190,000	146,300
Euronet Worldwide, Inc. 0.750%, 03/15/2049	42,000	40,766
Exact Sciences Corp. 0.375%, 03/15/2027	125,000	134,297
FirstEnergy Corp. 4.000%, 05/01/2026 (D)	17,000	16,915
Health Catalyst, Inc. 2.500%, 04/15/2025	5,000	4,783
JetBlue Airways Corp. 0.500%, 04/01/2026	404,000	331,787
John Bean Technologies Corp. 0.250%, 05/15/2026	134,000	127,099
Lumentum Holdings, Inc. 0.500%, 06/15/2028	100,000	78,635
MP Materials Corp. 0.250%, 04/01/2026 (D)	345,000	305,629
Nabors Industries, Inc.
0.750%, 01/15/2024	26,000	25,051
1.750%, 06/15/2029 (D)	5,000	3,743
NCL Corp., Ltd. 2.500%, 02/15/2027	115,000	108,733
Nutanix, Inc. 0.250%, 10/01/2027	50,000	42,281
NuVasive, Inc. 0.375%, 03/15/2025	255,000	230,138
Okta, Inc. 0.125%, 09/01/2025	110,000	99,440
PAR Technology Corp. 1.500%, 10/15/2027	25,000	19,763
Patrick Industries, Inc. 1.750%, 12/01/2028	52,000	50,492
Pebblebrook Hotel Trust 1.750%, 12/15/2026	80,000	67,530
Pegasystems, Inc. 0.750%, 03/01/2025	132,000	120,846
Penn Entertainment, Inc. 2.750%, 05/15/2026	2,000	2,478
Pioneer Natural Resources Company 0.250%, 05/15/2025	3,000	6,596
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
PPL Capital Funding, Inc. 2.875%, 03/15/2028 (D)	$32,000	$30,560
Rapid7, Inc. 0.250%, 03/15/2027	135,000	117,197
Redfin Corp. 0.500%, 04/01/2027	230,000	157,390
Repay Holdings Corp. 8.183%, 02/01/2026 (C)(D)	475,000	386,223
RingCentral, Inc. 5.078%, 03/01/2025 (C)	130,000	119,535
Shake Shack, Inc. 4.541%, 03/01/2028 (C)	25,000	20,255
Shift4 Payments, Inc. 0.500%, 08/01/2027	90,000	79,380
Snap, Inc. 0.125%, 03/01/2028	670,000	474,695
Southwest Airlines Company 1.250%, 05/01/2025	9,000	10,319
Splunk, Inc. 1.125%, 06/15/2027	181,000	156,113
Spotify USA, Inc. 6.117%, 03/15/2026 (C)	150,000	127,425
Stem, Inc. 0.500%, 12/01/2028 (D)	135,000	77,519
Teladoc Health, Inc. 1.250%, 06/01/2027	97,000	77,115
The Greenbrier Companies, Inc. 2.875%, 04/15/2028	125,000	123,063
The Middleby Corp. 1.000%, 09/01/2025	4,000	4,966
Uber Technologies, Inc. 3.756%, 12/15/2025 (C)	165,000	150,484
Welltower OP LLC 2.750%, 05/15/2028 (D)	64,000	64,480
Western Digital Corp. 1.500%, 02/01/2024	45,000	43,628
		6,386,247
TOTAL CONVERTIBLE BONDS (Cost $8,579,738)		$7,864,721
MUNICIPAL BONDS - 1.6%
United States - 1.6%
Chicago Transit Authority (Illinois) 3.912%, 12/01/2040	60,000	52,504
Chicago Transit Authority (Illinois) 3.502%, 12/01/2033	435,000	383,181
Chicago Transit Authority, Series A (Illinois) 6.899%, 12/01/2040	20,000	22,669
City & County of Denver Company Airport System Revenue (Colorado) 2.717%, 11/15/2034	105,000	85,999
City & County of Denver Company Airport System Revenue (Colorado) 2.867%, 11/15/2037	75,000	59,453
City of Houston Airport System Revenue (Texas) 2.385%, 07/01/2031	240,000	201,327
Commonwealth of Massachusetts, GO 2.514%, 07/01/2041	625,000	465,159
County of Miami-Dade Aviation Revenue (Florida) 2.786%, 10/01/2037	200,000	150,952
County of Miami-Dade Aviation Revenue (Florida) 3.270%, 10/01/2041	50,000	38,756

The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
United States (continued)
Dallas Fort Worth International Airport (Texas) 3.089%, 11/01/2040		$130,000	$102,160
Dallas Fort Worth International Airport (Texas) 4.087%, 11/01/2051		50,000	44,092
District of Columbia 3.432%, 04/01/2042		405,000	321,690
Grand Parkway Transportation Corp. (Texas) 3.236%, 10/01/2052		190,000	139,619
Metropolitan Transportation Authority (New York) 6.668%, 11/15/2039		15,000	15,918
New York City Transitional Finance Authority 4.750%, 02/01/2029		45,000	44,598
Port Authority of New York & New Jersey 4.823%, 06/01/2045		140,000	133,139
Regents of the University of California Medical Center Pooled Revenue 4.563%, 05/15/2053		140,000	129,926
Sales Tax Securitization Corp. (Illinois) 3.238%, 01/01/2042		25,000	19,949
San Diego County Regional Transportation Commission (California) 3.248%, 04/01/2048		75,000	57,868
San Francisco City & County Airport Commission (California) 2.958%, 05/01/2051		155,000	102,858
State of Illinois, GO 5.100%, 06/01/2033		40,000	39,308
Wisconsin Center District 4.173%, 12/15/2050		65,000	53,757
TOTAL MUNICIPAL BONDS (Cost $3,325,225)			$2,664,882
TERM LOANS (J) - 4.3%
Luxembourg - 0.2%
Delta 2 Lux Sarl, Term Loan B (1 month SOFR + 3.000%) 8.102%, 01/15/2030		140,000	139,930
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month SOFR + 3.750%) 9.092%, 10/01/2026		97,504	96,858
			236,788
Netherlands - 0.1%
Boels Topholding BV, 2021 EUR Term Loan B (1 month EURIBOR + 3.250%) 6.570%, 02/06/2027	EUR	155,000	167,206
Sweden - 0.1%
Verisure Holding AB, 2020 EUR Term Loan B (3 month EURIBOR + 3.250%) 6.461%, 07/20/2026		155,000	165,251
United States - 3.9%
Artera Services LLC, Incremental Term Loan (3 month LIBOR + 3.500%) 9.038%, 03/06/2025		$98,000	85,456
Asurion LLC, 2020 Term Loan B8 (3 month LIBOR + 3.250%) 8.788%, 12/23/2026		144,856	139,279
Asurion LLC, 2021 2nd Lien Term Loan B3 (1 month SOFR + 5.250%) 10.453%, 01/31/2028		245,000	207,792
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (J) (continued)
United States (continued)
athenahealth, Inc., 2022 Term Loan B (1 month SOFR + 3.500%) 8.589%, 02/15/2029	$88,835	$85,393
Avantor Funding, Inc., 2021 Term Loan B5 (1 month SOFR + 2.250%) 7.452%, 11/08/2027	94,168	94,064
Berlin Packaging LLC, 2021 Term Loan B5 (1 and 3 month LIBOR + 3.750%) 8.948%, 03/11/2028	167,025	163,999
Brown Group Holding LLC, Term Loan B (1 month SOFR + 2.500%) 7.702%, 06/07/2028	171,722	168,932
Caesars Entertainment, Inc., Term Loan B (1 month SOFR + 3.250%) 8.452%, 02/06/2030	104,738	104,642
Carnival Corp., 2021 Incremental Term Loan B (1 month SOFR + 3.250%) 8.467%, 10/18/2028	162,525	160,900
Charter Communications Operating LLC, 2019 Term Loan B2 (3 month SOFR + 1.750%) 6.795%, 02/01/2027	145,101	144,133
Cinemark USA, Inc., 2023 Term Loan B (1 month SOFR + 3.750%) 8.834%, 05/24/2030	124,688	123,870
Crocs, Inc., Term Loan B (1 month SOFR + 3.500%) 8.702%, 02/20/2029	106,200	106,357
Dcert Buyer, Inc., 2019 Term Loan B (3 month SOFR + 4.000%) 9.264%, 10/16/2026	193,500	191,505
DT Midstream, Inc., Term Loan B (1 month LIBOR + 2.000%) 7.193%, 06/26/2028	51,913	51,880
EG America LLC, 2021 Term Loan (1 month SOFR + 4.250%) 9.334%, 03/31/2026	98,511	97,834
Elanco Animal Health, Inc., Term Loan B (1 month SOFR + 1.750%) 7.010%, 08/01/2027	104,011	102,028
Emerald Debt Merger Sub LLC, Term Loan B (3 month SOFR + 3.000%) 8.264%, 05/31/2030	191,835	191,655
Epicor Software Corp., 2020 Term Loan (1 month SOFR + 3.250%) 8.334%, 07/30/2027	132,335	130,533
Filtration Group Corp., 2023 USD Term Loan (1 month SOFR + 4.250%) 9.326%, 10/21/2028	109,725	109,588
Gainwell Acquisition Corp., Term Loan B (3 month SOFR + 4.000%) 9.239%, 10/01/2027	112,125	110,303
Great Outdoors Group LLC, 2021 Term Loan B1 (1 month LIBOR + 3.750%) 8.943%, 03/06/2028	273,037	270,648
Hanesbrands, Inc., 2023 Term Loan B (1 month SOFR + 3.750%) 8.852%, 03/08/2030	99,750	99,999
HUB International, Ltd., 2021 Term Loan B (1 and 3 month LIBOR + 3.250%) 8.405%, 04/25/2025	3,923	3,914
Hyland Software, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.500%) 8.693%, 07/01/2024	160,370	158,927
IRB Holding Corp., 2022 Term Loan B (1 month SOFR + 3.000%) 8.202%, 12/15/2027	196,497	194,963

The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (J) (continued)
United States (continued)
LBM Acquisition LLC, Term Loan B (1 month LIBOR + 3.750%) 8.943%, 12/17/2027	$201,061	$192,704
McAfee Corp., 2022 USD Term Loan B (1 month SOFR + 3.750%) 9.010%, 03/01/2029	128,700	122,854
Medline Borrower LP, USD Term Loan B (1 month SOFR + 3.250%) 8.352%, 10/23/2028	202,438	199,970
MH Sub I LLC, 2023 Term Loan (1 month SOFR + 4.250%) 9.352%, 05/03/2028	98,481	94,345
Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan (1 month SOFR + 3.250%) 8.539%, 10/05/2028	97,548	97,244
Pathway Vet Alliance LLC, 2021 Term Loan (1 month LIBOR + 3.750%) 8.943%, 03/31/2027	121,007	106,486
Polaris Newco LLC, USD Term Loan B (3 month LIBOR + 4.000%) 9.521%, 06/02/2028	117,900	108,271
Quartz Acquireco LLC, Term Loan B 06/28/2030 TBD (K)	100,000	99,875
Quikrete Holdings, Inc., 2016 1st Lien Term Loan (1 month LIBOR + 2.625%) 7.842%, 02/01/2027	193,000	192,406
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (1 month SOFR + 3.750%) 8.852%, 02/17/2028	194,483	193,116
SRS Distribution, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%) 8.693%, 06/02/2028	152,288	147,681
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month SOFR + 1.750%) 6.967%, 04/16/2025	84,968	84,869
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month SOFR + 1.750%) 6.967%, 04/16/2025	75,887	75,799
Surgery Center Holdings, Inc., 2021 Term Loan (1 month LIBOR + 3.750%) 8.896%, 08/31/2026	87,207	87,039
Tecta America Corp., 2021 Term Loan (1 month SOFR + 4.000%) 9.217%, 04/10/2028	127,381	126,506
The Dun & Bradstreet Corp., Term Loan (1 month SOFR + 3.250%) 8.434%, 02/06/2026	101,780	101,805
The Michaels Companies, Inc., 2021 Term Loan B (3 month LIBOR + 4.250%) 9.753%, 04/15/2028	127,400	112,526
TransDigm, Inc., 2020 Term Loan E (3 month LIBOR + 2.250%) 7.409%, 05/30/2025	166,331	166,172
UFC Holdings LLC, 2021 Term Loan B (3 month LIBOR + 2.750%) 8.050%, 04/29/2026	176,359	176,040
UKG, Inc., Term Loan B (3 month SOFR + 3.750%) 8.895%, 05/04/2026	145,101	142,979
USI, Inc., 2022 Incremental Term Loan (3 month SOFR + 3.750%) 8.992%, 11/22/2029	79,599	79,400
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (J) (continued)
United States (continued)
Virgin Media Bristol LLC, 2020 USD Term Loan Q (1 month LIBOR + 3.250%) 8.443%, 01/31/2029	$145,000	$144,223
Windsor Holdings III LLC, USD Term Loan B 06/21/2030 TBD (K)	115,000	112,873
WW International, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%) 8.693%, 04/13/2028	94,500	60,795
		6,324,572
TOTAL TERM LOANS (Cost $7,024,206)		$6,893,817
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.2%
Commercial and residential - 1.5%
Angel Oak Mortgage Trust, Series 2020-3, Class M1, 3.809%, 04/25/2065 (D)(L)	180,000	161,628
ANTLR Mortgage Trust, Series 2021-RTL1, Class A1 (2.115% to 10-25-23, then 3.115% thereafter), 2.115%, 11/25/2024 (D)	95,002	94,202
BANK
Series 2020-BN25, Class AS, 2.841%, 01/15/2063	60,000	49,309
Series 2021-BN35, Class XA IO, 1.149%, 06/15/2064	1,318,804	75,568
Series 2021-BN37, Class XA IO, 0.708%, 11/15/2064	994,203	31,621
BBCMS Mortgage Trust, Series 2023-C20, Class AS, 5.973%, 07/15/2056 (B)(L)	15,000	15,429
Benchmark Mortgage Trust
Series 2018-B1, Class AM, 3.878%, 01/15/2051 (L)	85,000	75,057
Series 2019-B10, Class XA IO, 1.357%, 03/15/2062	536,262	26,467
Series 2020-B16, Class AM, 2.944%, 02/15/2053 (L)	60,000	49,265
BRAVO Residential Funding Trust
Series 2020-NQM1, Class M1, 3.181%, 05/25/2060 (D)(L)	180,000	159,260
Series 2021-NQM1, Class M1, 2.316%, 02/25/2049 (D)(L)	100,000	71,115
BX Commercial Mortgage Trust, Series 2020-VKNG, Class F (1 month CME Term SOFR + 2.864%), 8.011%, 10/15/2037 (D)(I)	189,000	181,103
BX Trust
Series 2021-ARIA, Class C (1 month LIBOR + 1.646%), 6.839%, 10/15/2036 (D)(I)	25,000	24,013
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%), 6.761%, 01/15/2034 (D)(I)	49,733	48,297
Series 2023-DELC, Class A (1 month CME Term SOFR + 2.690%), 7.690%, 05/15/2038 (D)(I)	50,000	49,875
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E (1 month LIBOR + 2.150%), 7.343%, 12/15/2037 (D)(I)	120,000	116,982
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.360%, 07/10/2028 (D)(L)	100,000	101,568

The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GS Mortgage Securities Trust, Series 2017-GS6, Class C, 4.322%, 05/10/2050 (L)	$25,000	$19,526
LHOME Mortgage Trust, Series 2021-RTL2, Class A1 (2.090% to 1-25-24, then 3.090% thereafter), 2.090%, 06/25/2026 (D)	155,000	150,353
MFA Trust, Series 2023-NQM1, Class A1 (5.750% to 1-1-27, then 6.750% thereafter), 5.750%, 11/25/2067 (D)	96,653	94,726
NYMT Loan Trust I, Series 2021-BPL1, Class A1 (2.239% to 5-25-24, then 4.239% thereafter), 2.239%, 05/25/2026 (D)	228,792	225,166
OBX Trust, Series 2022-NQM5, Class A1 (4.310% to 5-1-26, then 5.310% thereafter), 4.310%, 05/25/2062 (D)	111,761	105,938
PRPM LLC, Series 2021-5, Class A1 (1.793% to 6-25-24, then 4.793% to 6-25-25, then 5.793% thereafter), 1.793%, 06/25/2026 (D)	108,274	98,251
Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class AS (1 month LIBOR + 1.500%), 6.650%, 11/25/2036 (D)(I)	55,000	53,169
Verus Securitization Trust
Series 2020-5, Class M1, 2.601%, 05/25/2065 (D)(L)	100,000	80,354
Series 2020-INV1, Class A3, 3.889%, 03/25/2060 (D)(L)	100,000	93,781
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class C, 4.992%, 06/15/2044 (D)(L)	101,483	97,223
		2,349,246
U.S. Government Agency - 2.7%
Federal Home Loan Mortgage Corp.
Series 2020-DNA6, Class B1 (1 month SOFR + 3.000%), 8.067%, 12/25/2050 (D)(I)	35,000	34,499
Series 2020-HQA3, Class B1 (1 month LIBOR + 5.750%), 10.900%, 07/25/2050 (D)(I)	178,997	193,765
Series 2021-DNA6, Class M2 (1 month SOFR + 1.500%), 6.567%, 10/25/2041 (D)(I)	188,000	183,300
Series 2021-HQA1, Class M2 (1 month SOFR + 2.250%), 7.317%, 08/25/2033 (D)(I)	177,927	175,267
Series 2021-HQA3, Class M2 (1 month SOFR + 2.100%), 7.167%, 09/25/2041 (D)(I)	355,000	337,250
Series 2021-HQA4, Class M2 (1 month SOFR + 2.350%), 7.417%, 12/25/2041 (D)(I)	210,000	199,238
Series 2022-DNA1, Class B1 (1 month SOFR + 3.400%), 8.467%, 01/25/2042 (D)(I)	175,000	168,004
Series 2022-DNA1, Class M2 (1 month SOFR + 2.500%), 7.567%, 01/25/2042 (D)(I)	185,000	179,000
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2022-DNA2, Class M2 (1 month SOFR + 3.750%), 8.817%, 02/25/2042 (D)(I)	$150,000	$150,937
Series 2022-DNA3, Class M1B (1 month SOFR + 2.900%), 7.967%, 04/25/2042 (D)(I)	60,000	59,906
Series 2022-DNA5, Class M2 (1 month SOFR + 6.750%), 11.817%, 06/25/2042 (D)(I)	75,000	82,490
Series 2022-HQA1, Class M1B (1 month SOFR + 3.500%), 8.567%, 03/25/2042 (D)(I)	20,000	20,374
Series 2022-HQA1, Class M2 (1 month SOFR + 5.250%), 10.317%, 03/25/2042 (D)(I)	560,000	579,600
Series 2022-HQA3, Class M1B (1 month SOFR + 3.550%), 8.617%, 08/25/2042 (D)(I)	60,000	60,825
Series 2023-DNA1, Class M2 (1 month SOFR + 5.500%), 10.567%, 03/25/2043 (D)(I)	35,000	36,744
Series 2023-DNA2, Class B1 (1 month SOFR + 7.600%), 12.667%, 04/25/2043 (D)(I)	20,000	21,050
Series 2023-HQA2, Class M1B (1 month SOFR + 3.350%), 8.417%, 06/25/2043 (D)(I)	50,000	50,500
Series 324, Class C18 IO, 4.000%, 12/15/2033	212,476	22,609
Series 4446, Class BI IO, 6.500%, 04/15/2039	87,732	17,105
Series 4898, Class SA (1 month LIBOR + 6.100%), 0.907%, 07/15/2049 (I)	505,595	48,442
Series 4954, Class SL (1 month LIBOR + 6.050%), 0.900%, 02/25/2050 (I)	1,424,661	142,311
Series 4999, Class KS IO, 1.000%, 12/25/2042	403,087	34,033
Series 4999, Class PS IO, 0.800%, 03/25/2044	500,257	37,813
Series K103, Class X1 IO, 0.757%, 11/25/2029	1,021,120	33,913
Series K106, Class X3 IO, 1.986%, 03/25/2048	490,000	47,366
Series K122, Class X1 IO, 0.971%, 11/25/2030	99,436	4,937
Series K129, Class X3 IO, 3.272%, 05/25/2031	165,000	30,286
Series K737, Class X1 IO, 0.748%, 10/25/2026	487,012	8,017
Series K740, Class X3 IO, 2.564%, 11/25/2047	135,000	11,665
Series K742, Class X3, IO, 2.685%, 04/25/2028	100,000	9,845
Series Q014, Class X IO, 2.790%, 10/25/2055	154,694	27,857
Federal National Mortgage Association
Series 2016-88, Class SK (1 month LIBOR + 6.000%), 0.850%, 12/25/2046 (I)	400,788	40,755

The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2018-C05, Class 1B1 (1 month LIBOR + 4.250%), 9.400%, 01/25/2031 (I)	$230,000	$247,106
Series 2019-25, Class SA (1 month LIBOR + 6.050%), 0.900%, 06/25/2049 (I)	1,733,436	172,164
Series 2019-50, Class S (1 month LIBOR + 6.050%), 0.900%, 09/25/2049 (I)	1,018,911	107,320
Series 2019-68, Class SC (1 month LIBOR + 6.000%), 0.850%, 11/25/2049 (I)	333,836	34,250
Series 2021-67, Class IG IO, 3.000%, 10/25/2051	138,719	22,216
Series 2022-R02, Class 2B1 (1 month SOFR + 4.500%), 9.567%, 01/25/2042 (D)(I)	175,000	175,656
Series 2022-R03, Class 1B1 (1 month SOFR + 6.250%), 11.317%, 03/25/2042 (D)(I)	69,000	74,089
Series 2022-R03, Class 1M2 (1 month SOFR + 3.500%), 8.567%, 03/25/2042 (D)(I)	59,000	60,214
Series 2022-R04, Class 1B1 (1 month SOFR + 5.250%), 10.317%, 03/25/2042 (D)(I)	165,000	171,806
Series 2022-R05, Class 2B1 (1 month SOFR + 4.500%), 9.567%, 04/25/2042 (D)(I)	70,000	70,000
Series 2023-R01, Class 1B1 (1 month SOFR + 5.100%), 10.167%, 12/25/2042 (D)(I)	20,000	21,019
Series 2023-R02, Class 1M2 (1 month SOFR + 3.350%), 8.417%, 01/25/2043 (D)(I)	40,000	40,650
Series 2023-R03, Class 2M2 (1 month SOFR + 3.900%), 8.967%, 04/25/2043 (D)(I)	35,000	35,722
Series 2023-R05, Class 1M2 (1 month SOFR + 3.100%), 8.167%, 06/25/2043 (D)(I)	36,000	36,045
Series 410, Class C8 IO, 4.000%, 04/25/2032	129,363	13,254
Government National Mortgage Association
Series 2015-62, Class CI IO, 4.500%, 05/20/2045	133,529	23,994
Series 2017-130, Class IO, 4.500%, 02/20/2040	138,765	25,041
Series 2018-168, Class AI IO, 5.000%, 12/16/2048	117,643	21,629
		4,401,878
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,835,122)		$6,751,124
ASSET BACKED SECURITIES - 3.2%
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class B (1 month LIBOR + 1.600%), 6.793%, 08/15/2034 (D)(I)	110,000	103,405
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Bain Capital Credit CLO, Ltd., Series 2020-5A, Class E (3 month LIBOR + 6.900%), 12.150%, 01/20/2032 (D)(I)	$250,000	$232,109
Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E (3 month LIBOR + 7.020%), 12.280%, 01/15/2033 (D)(I)	250,000	235,651
BlueMountain CLO, Ltd., Series 2018-2A, Class D (3 month LIBOR + 3.150%), 8.471%, 08/15/2031 (D)(I)	250,000	212,934
Bojangles Issuer LLC, Series 2020-1A, Class A2, 3.832%, 10/20/2050 (D)	123,438	111,356
CoreVest American Finance Trust, Series 2020-4, Class B, 1.707%, 12/15/2052 (D)	100,000	88,386
Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2II, 3.151%, 04/25/2051 (D)	58,800	48,370
Elmwood CLO VII, Ltd., Series 2020-4A, Class C (3 month LIBOR + 2.250%), 7.510%, 01/17/2034 (D)(I)	250,000	244,707
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.690%, 06/15/2029	40,000	39,844
Flagship Credit Auto Trust, Series 2021-3, Class D, 1.650%, 09/15/2027 (D)	112,000	98,833
GLS Auto Receivables Issuer Trust, Series 2023-1A, Class C, 6.380%, 12/15/2028 (D)	32,000	31,981
Greystone Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class B (1 month CME Term SOFR + 1.764%), 6.911%, 07/15/2039 (D)(I)	100,000	95,313
Hertz Vehicle Financing III LP, Series 2021-2A, Class B, 2.120%, 12/27/2027 (D)	100,000	87,353
Hertz Vehicle Financing LLC
Series 2022-2A, Class C, 2.950%, 06/26/2028 (D)	100,000	85,730
Series 2022-2A, Class B, 2.650%, 06/26/2028 (D)	100,000	87,452
Home Partners of America Trust, Series 2022-1, Class D, 4.730%, 04/17/2039 (D)	149,904	139,200
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 07/15/2039 (D)	189,077	161,470
JFIN CLO, Ltd., Series 2016-1A, Class DR (3 month LIBOR + 3.400%), 8.692%, 10/27/2028 (D)(I)	175,000	172,670
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.940%, 11/16/2026 (D)	85,000	80,384
LCM XXV, Ltd., Series 25A, Class B2 (3 month LIBOR + 1.650%), 6.900%, 07/20/2030 (D)(I)	250,000	242,960
Lendbuzz Securitization Trust, Series 2021-1A, Class A, 1.460%, 06/15/2026 (D)	88,256	84,510

The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
MAPS Trust, Series 2021-1A, Class A, 2.521%, 06/15/2046 (D)	$182,334	$157,221
Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A, 2.500%, 09/21/2026 (D)	150,000	141,701
MFA LLC, Series 2021-NPL1, Class A1 (2.363% to 3-25-24, then 5.363% to 3-25-25, then 6.363% thereafter), 2.363%, 03/25/2060 (D)	61,331	58,193
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061 (D)	120,000	102,205
Octagon Investment Partners 49, Ltd., Series 2020-5A, Class D (3 month LIBOR + 3.400%), 8.660%, 01/15/2033 (D)(I)	250,000	234,848
OZLM VII, Ltd., Series 2014-7RA, Class CR (3 month LIBOR + 3.000%), 8.260%, 07/17/2029 (D)(I)	250,000	242,212
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A2 (3.598% to 6-25-25, then 7.598% thereafter), 3.598%, 02/25/2061 (D)	185,000	155,451
Progress Residential Trust
Series 2021-SFR2, Class D, 2.197%, 04/19/2038 (D)	100,000	87,646
Series 2022-SFR1, Class E1, 3.930%, 02/17/2041 (D)	150,000	127,852
Series 2022-SFR4, Class C, 4.888%, 05/17/2041 (D)	100,000	92,989
Stratus CLO, Ltd., Series 2021-1A, Class D (3 month LIBOR + 2.500%), 7.750%, 12/29/2029 (D)(I)	250,000	236,307
Symphony CLO XXII, Ltd., Series 2020-22A, Class C (3 month LIBOR + 2.150%), 7.412%, 04/18/2033 (D)(I)	250,000	239,049
Texas Natural Gas Securitization Finance Corp., Series 2023-1, Class A2, 5.169%, 04/01/2041	50,000	51,458
TRTX Issuer, Ltd., Series 2019-FL3, Class D (1 month CME Term SOFR + 2.564%), 7.666%, 10/15/2034 (D)(I)	100,000	92,080
Vericrest Opportunity Loan Transferee, Series 2021-NP11, Class A1 (1.868% to 7-25-24, then 4.868% to 7-25-25, then 5.868% thereafter), 1.868%, 08/25/2051 (D)	167,480	151,761
VOLT XCVI LLC, Series 2021-NPL5, Class A1 (2.116% to 2-25-24, then 5.116% to 2-25-25, then 6.116% thereafter), 2.116%, 03/27/2051 (D)	58,946	55,176
Voya CLO, Ltd., Series 2013-3A, Class BRR (3 month CME Term SOFR + 2.511%), 7.493%, 10/18/2031 (D)(I)	250,000	237,467
Westlake Automobile Receivables Trust, Series 2023-2A, Class C, 6.290%, 03/15/2028 (D)	55,000	54,872
TOTAL ASSET BACKED SECURITIES (Cost $5,544,511)		$5,203,106
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS - 0.0%
United Kingdom - 0.0%
Endeavour Mining PLC	1,012	$24,254
United States - 0.0%
Becton, Dickinson and Company	16	4,224
Bloomin' Brands, Inc.	78	2,097
		6,321
TOTAL COMMON STOCKS (Cost $85,322)		$30,575
PREFERRED SECURITIES - 0.6%
Bermuda - 0.1%
Athene Holding, Ltd., 6.375% (6.375% to 6-30-25, then 5 Year CMT + 5.970%)	4,345	101,543
United States - 0.5%
AGNC Investment Corp., 7.750% (7.750% to 10-15-27, then 5 Year CMT + 4.390%)	10,000	224,900
AGNC Investment Corp., 6.125% (6.125% to 4-15-25, then 3 month LIBOR + 4.697%)	10,000	209,900
Bank of America Corp., 7.250%	120	140,618
Fluor Corp., 6.500%	5	6,962
NextEra Energy, Inc., 6.926%	687	31,114
NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	2,775	69,902
State Street Corp., 5.350% (5.350% to 3-15-26, then 3 month LIBOR + 3.709%)	1,422	32,649
Wells Fargo & Company, 7.500%	50	57,600
		773,645
TOTAL PREFERRED SECURITIES (Cost $854,546)		$875,188
SHORT-TERM INVESTMENTS - 16.1%
U.S. Government - 0.1%
U.S. Treasury Bill 4.981%, 07/18/2023 *	$113,000	112,764
Short-term funds - 16.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.0063% (M)	25,791,666	25,791,666
TOTAL SHORT-TERM INVESTMENTS (Cost $25,904,401)		$25,904,430
Total Investments (Opportunistic Fixed Income Trust) (Cost $200,878,690) - 116.9%		$187,683,058
Other assets and liabilities, net - (16.9%)		(27,145,697)
TOTAL NET ASSETS - 100.0%		$160,537,361
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar

The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Bhat
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
Opportunistic Fixed Income Trust (continued)
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $27,601,987 or 17.2% of the fund's net assets as of 6-30-23.
(E)	Non-income producing security.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Non-income producing - Issuer is in default.
(I)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(J)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(K)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(L)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(M)	The rate shown is the annualized seven-day yield as of 6-30-23.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	4	Long	Sep 2023	$311,023	$310,269	$(754)
10-Year U.S. Treasury Note Futures	160	Long	Sep 2023	18,190,720	17,962,500	(228,220)
2-Year U.S. Treasury Note Futures	151	Long	Sep 2023	30,997,422	30,704,906	(292,516)
30-Day Federal Funds Futures	19	Long	Sep 2023	7,546,768	7,497,683	(49,085)
5-Year U.S. Treasury Note Futures	177	Long	Sep 2023	19,197,330	18,955,557	(241,773)
Euro SCHATZ Futures	1	Long	Sep 2023	115,100	114,412	(688)
German Euro BUND Futures	4	Long	Sep 2023	584,582	583,749	(833)
Ultra 10-Year U.S. Treasury Note Futures	6	Long	Sep 2023	715,058	710,625	(4,433)
Ultra U.S. Treasury Bond Futures	5	Long	Sep 2023	686,166	681,094	(5,072)
10-Year Canada Government Bond Futures	2	Short	Sep 2023	(185,036)	(184,986)	50
10-Year Japan Government Bond Future	11	Short	Sep 2023	(11,293,755)	(11,324,370)	(30,615)
5-Year Canada Government Bond Futures	6	Short	Sep 2023	(502,660)	(498,887)	3,773
Euro-BTP Italian Government Bond Futures	47	Short	Sep 2023	(5,929,108)	(5,954,866)	(25,758)
Euro-Buxl Futures	13	Short	Sep 2023	(1,922,769)	(1,980,310)	(57,541)
Euro-OAT Futures	11	Short	Sep 2023	(1,539,770)	(1,541,211)	(1,441)
German Euro BOBL Futures	5	Short	Sep 2023	(632,913)	(631,314)	1,599
U.K. Long Gilt Bond Futures	3	Short	Sep 2023	(364,258)	(363,093)	1,165
U.S. Treasury Long Bond Futures	45	Short	Sep 2023	(5,721,084)	(5,710,781)	10,303
						$(921,839)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	55,000	USD	36,760	BARC	9/20/2023	—	$(43)
The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	15,000	USD	10,178	JPM	9/20/2023	—	$(164)
BRL	45,561,000	USD	9,481,023	CITI	7/5/2023	$34,246	—
BRL	43,809,000	USD	9,072,117	GSI	7/5/2023	77,250	—
BRL	1,752,000	USD	357,340	MSI	7/5/2023	8,560	—
BRL	940,000	USD	195,829	CITI	7/31/2023	—	(412)
BRL	5,432,000	USD	1,125,262	CITI	8/2/2023	3,613	—
BRL	3,062,000	USD	619,035	GSI	9/5/2023	13,334	—
BRL	2,038,000	USD	420,120	SSB	9/5/2023	772	—
CAD	15,000	USD	11,336	JPM	9/20/2023	——	——
CLP	76,672,000	USD	94,658	BOA	9/20/2023	87	—
CLP	25,708,000	USD	32,294	MSI	9/20/2023	—	(527)
CNY	426,000	USD	59,150	GSI	9/20/2023	—	(187)
CNY	445,000	USD	62,795	HSBC	9/20/2023	—	(1,203)
COP	5,231,897,000	USD	1,240,021	CITI	7/31/2023	3,970	—
COP	1,180,700,000	USD	279,103	CITI	9/20/2023	—	(1,894)
COP	59,300,000	USD	13,904	GSI	9/20/2023	19	—
COP	1,471,512,000	USD	344,596	MSI	9/20/2023	890	—
CZK	6,203,000	USD	283,658	MSI	9/20/2023	165	—
EGP	3,600,000	USD	103,642	CITI	7/11/2023	12,408	—
EGP	2,420,000	USD	71,429	GSI	8/30/2023	3,601	—
EGP	202,000	USD	6,044	GSI	9/11/2023	151	—
EGP	196,000	USD	5,893	BOA	9/20/2023	60	—
EGP	3,600,000	USD	109,265	CITI	9/20/2023	78	—
EGP	202,000	USD	5,577	GSI	12/11/2023	119	—
EUR	3,960,000	USD	4,325,904	GSI	7/31/2023	740	—
EUR	220,000	USD	240,558	BOA	9/20/2023	424	—
EUR	91,000	USD	99,106	GSI	9/20/2023	572	—
EUR	32,000	USD	34,481	JPM	9/20/2023	571	—
GBP	1,558,000	USD	1,985,359	JPM	7/31/2023	—	(6,334)
GBP	32,000	USD	41,110	BARC	9/20/2023	—	(462)
GBP	5,000	USD	6,369	MSI	9/20/2023	—	(18)
HUF	329,777,000	USD	964,401	HSBC	7/31/2023	—	(5,192)
HUF	28,100,000	USD	81,050	BOA	9/20/2023	—	(277)
HUF	16,800,000	USD	47,870	BARC	9/20/2023	421	—
HUF	28,707,000	USD	82,367	CITI	9/20/2023	150	—
HUF	193,669,000	USD	548,987	JPM	9/20/2023	7,708	—
IDR	28,575,537,000	USD	1,898,833	JPM	7/31/2023	180	—
IDR	4,471,000,000	USD	298,493	CITI	9/20/2023	—	(1,601)
IDR	636,000,000	USD	42,144	GSI	9/20/2023	89	—
IDR	6,199,855,000	USD	415,582	JPM	9/20/2023	—	(3,887)
INR	22,040,000	USD	266,294	BOA	9/20/2023	1,556	—
JPY	459,000,000	USD	3,191,838	CITI	7/31/2023	1,621	—
JPY	470,400,000	USD	3,302,043	JPM	7/31/2023	—	(29,270)
KRW	309,653,000	USD	237,602	MSI	7/31/2023	—	(2,336)
KZT	13,550,000	USD	27,938	BOA	7/24/2023	1,981	—
KZT	11,800,000	USD	24,738	GSI	8/9/2023	1,221	—
KZT	10,900,000	USD	23,877	GSI	8/10/2023	96	—
KZT	10,900,000	USD	23,930	JPM	8/11/2023	38	—
KZT	22,800,000	USD	49,351	GSI	8/18/2023	697	—
MXN	5,061,000	USD	288,885	GSI	9/20/2023	2,517	—
MXN	1,040,000	USD	59,054	MSI	9/20/2023	827	—
MYR	2,718,000	USD	591,141	HSBC	9/20/2023	—	(3,335)
NOK	17,590,000	USD	1,633,158	CITI	7/31/2023	7,157	—
NOK	2,842,000	USD	264,334	JPM	7/31/2023	690	—
NZD	569,000	USD	350,767	HSBC	7/31/2023	—	(1,610)
NZD	60,000	USD	36,363	BARC	9/20/2023	447	—
NZD	15,000	USD	9,218	MSI	9/20/2023	—	(15)
PEN	520,000	USD	141,574	CITI	9/20/2023	903	—
PEN	742,000	USD	202,134	SCB	9/20/2023	1,169	—
PHP	3,870,000	USD	69,796	MSI	9/20/2023	80	—
PLN	2,795,000	USD	686,357	HSBC	7/31/2023	138	—
PLN	993,000	USD	236,243	BARC	9/20/2023	7,064	—
PLN	1,677,000	USD	408,688	MSI	9/20/2023	2,214	—
RON	535,000	USD	115,079	BOA	9/20/2023	2,418	—
RON	251,000	USD	55,285	GSI	9/20/2023	—	(160)
RON	160,000	USD	34,897	HSBC	9/20/2023	242	—
The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
RON	882,000	USD	193,241	JPM	9/20/2023	$465	—
SEK	5,707,000	USD	533,417	MSI	7/31/2023	—	$(3,655)
SGD	1,600,000	USD	1,183,344	BOA	7/31/2023	823	—
SGD	25,000	USD	18,661	GSI	9/20/2023	—	(122)
SGD	65,000	USD	48,199	HSBC	9/20/2023	2	—
THB	3,580,000	USD	101,719	BARC	9/20/2023	14	—
THB	1,620,000	USD	46,636	HSBC	9/20/2023	—	(600)
THB	36,569,000	USD	1,058,235	JPM	9/20/2023	—	(19,048)
TRY	845,000	USD	31,689	GSI	8/31/2023	67	—
TRY	4,860,000	USD	185,496	GSI	9/20/2023	—	(5,114)
USD	2,410,224	AUD	3,605,000	GSI	7/31/2023	6,978	—
USD	96,623	AUD	145,000	MSI	9/20/2023	—	(177)
USD	9,457,008	BRL	45,561,000	CITI	7/5/2023	—	(58,258)
USD	8,749,798	BRL	43,809,000	GSI	7/5/2023	—	(399,568)
USD	363,546	BRL	1,752,000	MSI	7/5/2023	—	(2,354)
USD	195,102	BRL	940,000	CITI	7/31/2023	—	(316)
USD	8,505,364	BRL	41,069,000	CITI	8/2/2023	—	(29,580)
USD	30,741	BRL	150,000	CITI	9/5/2023	—	(237)
USD	997,807	BRL	4,982,000	GSI	9/5/2023	—	(31,086)
USD	241,221	BRL	1,187,000	SSB	9/5/2023	—	(3,921)
USD	5,439,830	CAD	7,158,000	HSBC	7/31/2023	34,512	—
USD	59,879	CAD	80,000	BARC	9/20/2023	—	(582)
USD	1,972,113	CHF	1,760,000	GSI	7/31/2023	547	—
USD	851,685	CLP	685,930,000	SSB	7/31/2023	—	(881)
USD	12,764	CLP	10,300,000	GSI	9/20/2023	36	—
USD	263,756	CLP	214,184,000	MSI	9/20/2023	—	(913)
USD	34,660	CLP	28,095,000	SSB	9/20/2023	—	(57)
USD	4,698,080	CNY	33,903,000	BOA	7/31/2023	25,199	—
USD	123,045	CNY	871,000	MSI	9/20/2023	2,491	—
USD	26,479	COP	113,000,000	CITI	9/20/2023	—	(51)
USD	213,557	COP	912,100,000	SSB	9/20/2023	—	(589)
USD	504,329	CZK	10,961,000	BARC	7/31/2023	1,764	—
USD	116,914	CZK	2,582,000	BARC	9/20/2023	—	(1,228)
USD	274,892	CZK	6,030,000	JPM	9/20/2023	—	(1,016)
USD	116,514	EGP	3,600,000	CITI	7/11/2023	464	—
USD	33,078	EGP	1,080,000	CITI	9/20/2023	275	—
USD	8,858,693	EUR	8,109,386	GSI	7/31/2023	—	(1,516)
USD	102,789	EUR	94,000	MSI	7/31/2023	85	—
USD	54,991	EUR	50,000	BOA	9/20/2023	222	—
USD	25,217	EUR	23,000	CITI	9/20/2023	23	—
USD	161,673	EUR	150,000	GSI	9/20/2023	—	(2,633)
USD	178,199	EUR	163,000	MSI	9/20/2023	—	(347)
USD	417,970	GBP	328,000	JPM	7/31/2023	1,334	—
USD	78,293	GBP	63,000	BARC	9/20/2023	—	(1,734)
USD	42,014	GBP	33,000	GSI	9/20/2023	95	—
USD	258,939	HKD	2,026,000	BOA	7/31/2023	263	—
USD	98,664	HUF	34,500,000	BOA	9/20/2023	—	(505)
USD	134,701	HUF	47,000,000	CITI	9/20/2023	—	(399)
USD	128,149	HUF	45,100,000	GSI	9/20/2023	—	(1,489)
USD	198,923	HUF	70,568,000	MSI	9/20/2023	—	(3,922)
USD	1,174,164	IDR	17,670,000,000	JPM	7/31/2023	—	(111)
USD	392,779	IDR	5,906,000,000	BARC	9/20/2023	597	—
USD	29,947	IDR	451,000,000	GSI	9/20/2023	—	(1)
USD	866,673	INR	71,166,000	BOA	7/31/2023	344	—
USD	43,749	INR	3,600,000	SCB	9/20/2023	—	(1)
USD	1,541,880	JPY	219,652,000	JPM	7/31/2023	13,667	—
USD	3,808,498	KRW	4,963,397,000	MSI	7/31/2023	37,438	—
USD	29,895	KZT	13,550,000	GSI	7/24/2023	—	(25)
USD	21,758	KZT	9,900,000	GSI	8/9/2023	—	(21)
USD	19,750	KZT	9,100,000	GSI	9/20/2023	—	(70)
USD	3,165,920	MXN	54,440,000	GSI	7/31/2023	1,252	—
USD	592,236	MXN	10,223,000	JPM	7/31/2023	—	(2,041)
USD	76,364	MXN	1,344,000	BOA	9/20/2023	—	(1,021)
USD	248,068	MXN	4,398,000	BARC	9/20/2023	—	(5,159)
USD	228,911	MXN	4,031,000	CITI	9/20/2023	—	(3,186)
USD	333,008	MXN	5,830,000	GSI	9/20/2023	—	(2,670)
The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	42,958	MXN	750,000	HSBC	9/20/2023	—	$(226)
USD	54,153	MXN	970,000	MSI	9/20/2023	—	(1,697)
USD	345,853	MYR	1,600,000	HSBC	9/20/2023	—	(170)
USD	5,877,352	NZD	9,534,000	HSBC	7/31/2023	$26,969	—
USD	93,583	NZD	155,000	BARC	9/20/2023	—	(1,510)
USD	533,370	PEN	1,962,000	BOA	9/20/2023	—	(4,205)
USD	11,488	PEN	42,000	CITI	9/20/2023	—	(20)
USD	119,956	PEN	440,000	SCB	9/20/2023	—	(601)
USD	1,053,942	PHP	58,754,000	BOA	7/31/2023	—	(8,259)
USD	53,236	PHP	3,000,000	BOA	9/20/2023	—	(931)
USD	352,439	PLN	1,445,000	BOA	9/20/2023	—	(1,617)
USD	83,885	PLN	345,000	CITI	9/20/2023	—	(647)
USD	18,218	PLN	75,000	GSI	9/20/2023	—	(158)
USD	210,365	RON	960,000	BOA	9/20/2023	—	(471)
USD	3,053,479	SEK	32,669,000	MSI	7/31/2023	20,921	—
USD	1,932,549	SGD	2,613,000	BOA	7/31/2023	—	(1,345)
USD	133,951	SGD	180,000	GSI	9/20/2023	470	—
USD	25,926	SGD	35,000	JPM	9/20/2023	—	(29)
USD	418,495	THB	14,508,000	BARC	9/20/2023	6,218	—
USD	46,567	TRY	1,165,000	GSI	8/31/2023	2,784	—
USD	81,555	TRY	2,080,000	GSI	9/20/2023	4,353	—
USD	87,880	UYU	3,437,000	GSI	9/20/2023	—	(668)
USD	737,694	ZAR	13,860,000	CITI	7/31/2023	3,180	—
USD	69,303	ZAR	1,298,000	BARC	9/20/2023	871	—
USD	510,119	ZAR	9,896,000	CITI	9/20/2023	—	(11,613)
USD	356,402	ZAR	6,640,000	GSI	9/20/2023	6,332	—
ZAR	33,880,000	USD	1,803,251	CITI	7/31/2023	—	(7,773)
ZAR	700,000	USD	37,770	BOA	9/20/2023	—	(865)
ZAR	6,476,000	USD	348,981	CITI	9/20/2023	—	(7,557)
ZAR	3,275,000	USD	174,421	MSI	9/20/2023	—	(1,759)
						$404,309	$(697,252)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	33,820,000	CAD	CAD CORRA Compounded OIS	Fixed 4.500%	Semi-Annual	Semi-Annual	Sep 2025	$(27,374)	$(19,222)	$(46,596)
Centrally cleared	8,540,000	GBP	GBP SONIA Compounded OIS	Fixed 5.717%	Annual	Annual	Sep 2025	—	(45,668)	(45,668)
Centrally cleared	52,320,000	MXN	MXN TIIE Banxico	Fixed 7.840%	Monthly	Monthly	Mar 2027	1,915	(87,575)	(85,660)
Centrally cleared	8,500,000	NZD	NZD BBR FRA	Fixed 2.660%	Semi-Annual	Quarterly	Mar 2027	(15,426)	(349,126)	(364,552)
Centrally cleared	6,540,000	NZD	NZD BBR FRA	Fixed 2.750%	Semi-Annual	Quarterly	Mar 2027	5,177	(272,535)	(267,358)
Centrally cleared	25,835,000	SEK	SEK STIBOR SIDE	Fixed 3.042%	Annual	Quarterly	Mar 2028	—	(20,922)	(20,922)
Centrally cleared	39,115,000	MXN	MXN TIIE Banxico	Fixed 8.840%	Monthly	Monthly	Jun 2028	(2,979)	47,312	44,333
Centrally cleared	55,310,000	MXN	MXN TIIE Banxico	Fixed 9.053%	Monthly	Monthly	Jun 2028	—	90,432	90,432
Centrally cleared	157,305,000	INR	Fixed 6.082%	INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Jun 2028	—	17,704	17,704
Centrally cleared	157,305,000	INR	Fixed 6.069%	INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Jun 2028	—	18,709	18,709
Centrally cleared	158,265,000	INR	Fixed 5.905%	INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Jun 2028	—	32,092	32,092
Centrally cleared	4,000,000	AUD	AUD BBR BBSW	Fixed 4.190%	Semi-Annual	Semi-Annual	Sep 2028	(577)	(13,304)	(13,881)
Centrally cleared	29,770,000	NOK	NOK NIBOR NIBR	Fixed 3.810%	Annual	Semi-Annual	Sep 2028	(11,687)	(33,727)	(45,414)
Centrally cleared	17,445,000	MXN	MXN TIIE Banxico	Fixed 6.940%	Monthly	Monthly	Sep 2031	(260)	(70,623)	(70,883)
Centrally cleared	21,005,000	ZAR	ZAR JIBAR SAFEX	Fixed 9.255%	Quarterly	Quarterly	Mar 2033	—	(22,323)	(22,323)
								$(51,211)	$(728,776)	$(779,987)
The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Federative Republic of Brazil	585,000	USD	$585,000	1.000%	Quarterly	Dec 2026	$24,816	$(22,752)	$2,064
BARC	Federative Republic of Brazil	955,000	USD	955,000	1.000%	Quarterly	Jun 2028	50,206	(19,505)	30,701
BARC	Federative Republic of Brazil	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	23,707	(7,633)	16,074
BARC	Federative Republic of Brazil	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	21,379	(5,305)	16,074
BARC	Republic of Colombia	650,000	USD	650,000	1.000%	Quarterly	Jun 2028	48,828	(11,941)	36,887
BARC	Republic of Colombia	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	29,494	(1,119)	28,375
BARC	Republic of Indonesia	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	(2,759)	(335)	(3,094)
BARC	Republic of Indonesia	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	(3,542)	448	(3,094)
BARC	United Mexican States	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	2,976	(2,652)	324
BARC	United Mexican States	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	1,769	(1,445)	324
BOA	Federative Republic of Brazil	2,345,000	USD	2,345,000	1.000%	Quarterly	Dec 2027	135,186	(84,318)	50,868
BOA	Federative Republic of Brazil	620,000	USD	620,000	1.000%	Quarterly	Dec 2027	35,854	(22,405)	13,449
CITI	Federative Republic of Brazil	485,000	USD	485,000	1.000%	Quarterly	Dec 2027	28,487	(17,966)	10,521
CITI	United Mexican States	770,000	USD	770,000	1.000%	Quarterly	Jun 2028	5,750	(5,250)	500
GSI	Federative Republic of Brazil	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	27,117	(11,043)	16,074
GSI	Government of Malaysia	1,600,000	USD	1,600,000	1.000%	Quarterly	Jun 2028	(23,484)	(9,121)	(32,605)
GSI	Republic of Chile	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	(3,338)	(2,938)	(6,276)
GSI	Republic of Chile	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	(4,015)	(2,261)	(6,276)
GSI	Republic of Colombia	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	30,153	(1,778)	28,375
GSI	Republic of Indonesia	640,000	USD	640,000	1.000%	Quarterly	Jun 2028	(2,254)	(1,706)	(3,960)
GSI	Republic of Peru	1,130,000	USD	1,130,000	1.000%	Quarterly	Jun 2028	3,242	(15,150)	(11,908)
GSI	Republic of Peru	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	773	(6,042)	(5,269)
GSI	Republic of Peru	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	(1,331)	(3,938)	(5,269)
GSI	Republic of South Africa	675,000	USD	675,000	1.000%	Quarterly	Jun 2028	51,167	(4,473)	46,694
GSI	Republic of South Africa	670,000	USD	670,000	1.000%	Quarterly	Jun 2028	45,658	690	46,348
GSI	Republic of the Philippines	865,000	USD	865,000	1.000%	Quarterly	Jun 2028	(3,428)	(3,820)	(7,248)
GSI	United Mexican States	630,000	USD	630,000	1.000%	Quarterly	Jun 2028	4,849	(4,440)	409
GSI	United Mexican States	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	3,654	(3,330)	324
MSI	Government of Japan	9,570,000	USD	9,570,000	1.000%	Quarterly	Dec 2024	(103,047)	(32,596)	(135,643)
MSI	Federative Republic of Brazil	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	24,893	(8,819)	16,074
MSI	Federative Republic of Brazil	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	22,398	(6,324)	16,074
MSI	Federative Republic of Brazil	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	18,391	(2,317)	16,074
MSI	Government of Malaysia	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	(6,482)	(3,707)	(10,189)
MSI	Republic of Colombia	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	28,924	(549)	28,375
MSI	Republic of Peru	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	890	(6,159)	(5,269)
MSI	Republic of Peru	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	(2,382)	(2,887)	(5,269)
MSI	Republic of Peru	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	(3,981)	(1,288)	(5,269)
MSI	Republic of South Africa	500,000	USD	500,000	1.000%	Quarterly	Jun 2028	32,524	2,064	34,588
				$33,690,000				$543,042	$(334,110)	$208,932
Centrally cleared	CDX.NA.HY.38	553,700	USD	553,700	5.000%	Quarterly	Jun 2027	2,790	(25,194)	(22,404)
Centrally cleared	CDX.EM.38	15,515,000	USD	15,515,000	1.000%	Quarterly	Dec 2027	768,044	(125,729)	642,315
Centrally cleared	CDX.NA.HY.39	99,000	USD	99,000	5.000%	Quarterly	Dec 2027	(373)	(2,912)	(3,285)
Centrally cleared	CDX.EM.39	8,880,000	USD	8,880,000	1.000%	Quarterly	Jun 2028	501,112	(78,479)	422,633
Centrally cleared	CDX.NA.HY.40	1,215,000	USD	1,215,000	5.000%	Quarterly	Jun 2028	(28,988)	(18,358)	(47,346)
Centrally cleared	CDX.NA.IG.40	12,220,000	USD	12,220,000	1.000%	Quarterly	Jun 2028	(148,175)	(50,171)	(198,346)
The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	iTraxx Europe Crossover Series 39 Version 1	560,000	EUR	$609,163	5.000%	Quarterly	Jun 2028	$(24,506)	$(715)	$(25,221)
Centrally cleared	iTraxx Europe Senior Financials Series 39 Version 1	9,265,000	EUR	9,972,996	1.000%	Quarterly	Jun 2028	(43,682)	(26,622)	(70,304)
Centrally cleared	iTraxx Europe Series 39 Version 1	8,010,000	EUR	8,644,831	1.000%	Quarterly	Jun 2028	(69,843)	(36,473)	(106,316)
Centrally cleared	iTraxx Europe Sub Financials Series 39 Version 1	605,000	EUR	650,141	1.000%	Quarterly	Jun 2028	19,827	(2,669)	17,158
				$58,359,831				$976,206	$(367,322)	$608,884
				$92,049,831				$1,519,248	$(701,432)	$817,816
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	CMBX.NA.BBB-.11	10.906%	195,000	USD	$195,000	3.000%	Monthly	Nov 2054	$(40,698)	$(6,997)	$(47,695)
GSI	CMBX.NA.BBB-.14	9.549%	25,000	USD	25,000	3.000%	Monthly	Dec 2072	(4,151)	(3,169)	(7,320)
MSI	CMBX.NA.AAA.15	0.921%	100,000	USD	100,000	0.500%	Monthly	Nov 2064	(3,197)	508	(2,689)
					$320,000				$(48,046)	$(9,658)	$(57,704)
Centrally cleared	CDX.NA.HY.40	4.287%	250,000	USD	250,000	5.000%	Quarterly	Jun 2028	(261)	7,607	7,346
					$250,000				$(261)	$7,607	$7,346
					$570,000				$(48,307)	$(2,051)	$(50,358)
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	625,000	Sep 2023	JPM	—	$(2,782)	$(2,782)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,580,000	Sep 2023	JPM	—	(10,431)	(10,431)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	625,000	Sep 2023	JPM	—	(5,148)	(5,148)
Pay	iBoxx $ Liquid Investment Grade Index	1-Day USD Compounded SOFR	At Maturity	USD	1,250,000	Sep 2023	JPM	—	(8,430)	(8,430)
Pay	iBoxx $ Liquid Investment Grade Index	1-Day USD Compounded SOFR	At Maturity	USD	1,250,000	Sep 2023	JPM	—	(16,164)	(16,164)
Pay	iBoxx $ Liquid Investment Grade Index	1-Day USD Compounded SOFR	At Maturity	USD	1,255,000	Sep 2023	JPM	—	1,939	1,939
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	625,000	Sep 2023	MSI	—	(6,071)	(6,071)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	625,000	Sep 2023	MSI	—	878	878
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	630,000	Sep 2023	MSI	—	973	973
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	3,160,000	Dec 2023	MSI	—	(28,118)	(28,118)
								—	$(73,354)	$(73,354)

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	2,970,000	USD	$2,970,000	Fixed 3.243%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	$(3,169)	$(3,169)
BARC	2,990,000	USD	2,990,000	Fixed 3.243%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	(3,191)	(3,191)
BARC	5,640,000	USD	5,640,000	Fixed 3.147%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	20,153	20,153
BOA	500,000	USD	500,000	Fixed 1.635%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	—	133,333	133,333
CITI	1,855,000	USD	1,855,000	Fixed 3.257%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	(3,289)	(3,289)
CITI	1,730,000	USD	1,730,000	Fixed 3.257%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	$(174)	(2,894)	(3,068)
CITI	780,000	USD	780,000	Fixed 2.578%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2051	—	39,287	39,287
JPM	1,700,000	USD	1,700,000	Fixed 1.830%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	(39,287)	421,229	381,942
			$18,165,000						$(39,461)	$601,459	$561,998
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Derivatives Abbreviations
BARC	Barclays Bank PLC
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, N.A.
MIBOR	Mumbai Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SSB	State Street Bank and Trust Company
STIBOR	Stockholm Interbank Offered Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)

See Notes to financial statements regarding investment transactions and other derivatives information.
Select Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 53.8%
U.S. Government – 21.0%
U.S. Treasury Bonds
2.250%, 02/15/2052	$31,952,000	$23,090,313
2.500%, 02/15/2045	83,239,000	64,445,195
3.000%, 08/15/2052	192,600,000	163,755,142
3.375%, 08/15/2042 to 11/15/2048	48,236,000	43,656,286
3.625%, 02/15/2053	119,433,000	114,618,357
3.875%, 05/15/2043	85,622,000	83,548,342
4.000%, 11/15/2042	236,251,000	234,737,517
U.S. Treasury Notes
3.375%, 05/15/2033	138,073,000	133,154,149
3.625%, 05/31/2028	24,488,000	23,952,325
3.750%, 05/31/2030	382,118,000	376,804,163
		1,261,761,789
U.S. Government Agency – 32.8%
Federal Home Loan Mortgage Corp.
2.000%, 03/01/2052	60,151,810	49,375,361
2.500%, 08/01/2051 to 12/01/2051	38,739,855	33,100,435
3.000%, 03/01/2043 to 12/01/2049	91,225,751	81,912,691
3.500%, 04/01/2044 to 04/01/2052	113,344,931	104,563,200
4.000%, 08/01/2037 to 05/01/2052	51,397,822	49,619,983
4.500%, 12/01/2037 to 09/01/2052	96,351,581	93,486,228
5.000%, 10/01/2052 to 02/01/2053	76,430,884	75,089,888
5.500%, 09/01/2052 to 03/01/2053	57,103,524	57,229,264
Federal National Mortgage Association
2.000%, 06/01/2036	48,011,490	42,631,265
2.500%, 08/01/2035 to 03/01/2052	260,892,817	225,757,805
3.000%, 03/01/2033 to 02/01/2052	202,362,011	181,695,306
3.500%, 06/01/2042 to 04/01/2052	155,515,616	144,190,466
4.000%, 09/01/2037 to 09/01/2052	342,232,125	326,766,060
4.500%, TBA (A)	8,074,000	7,758,612
4.500%, 11/01/2037 to 10/01/2052	180,220,146	174,827,887
5.000%, TBA (A)	32,416,000	31,758,817
5.000%, 09/01/2052 to 04/01/2053	145,241,467	142,682,568
Select Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
5.000%, 05/01/2053 (A)	$15,734,650	$15,545,159
5.500%, TBA (A)	8,955,000	8,911,967
5.500%, 10/01/2052 to 12/01/2052	114,782,094	115,090,105
Government National Mortgage Association 4.000%, 10/15/2039 to 11/15/2041	2,399,426	2,291,729
		1,964,284,796
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,387,207,612)		$3,226,046,585
FOREIGN GOVERNMENT OBLIGATIONS – 0.1%
Qatar – 0.1%
State of Qatar 5.103%, 04/23/2048 (B)	8,410,000	8,368,623
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,410,000)		$8,368,623
CORPORATE BONDS – 29.5%
Communication services – 1.7%
Charter Communications Operating LLC
4.200%, 03/15/2028	12,055,000	11,301,194
4.800%, 03/01/2050	12,476,000	9,413,127
5.750%, 04/01/2048	13,071,000	11,188,269
6.484%, 10/23/2045	9,276,000	8,720,535
Meta Platforms, Inc. 4.800%, 05/15/2030	3,067,000	3,069,245
Netflix, Inc. 4.875%, 06/15/2030 (B)(C)	10,040,000	9,880,301
T-Mobile USA, Inc.
3.875%, 04/15/2030	17,265,000	15,905,702
5.750%, 01/15/2054	7,388,000	7,629,845

The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
WarnerMedia Holdings, Inc.
4.279%, 03/15/2032	$5,570,000	$4,939,896
5.050%, 03/15/2042	3,145,000	2,650,818
5.141%, 03/15/2052	19,538,000	15,908,777
		100,607,709
Consumer discretionary – 2.0%
AutoNation, Inc. 4.750%, 06/01/2030	6,447,000	6,027,983
Booking Holdings, Inc. 4.625%, 04/13/2030	6,995,000	6,815,661
Choice Hotels International, Inc. 3.700%, 12/01/2029 to 01/15/2031	12,249,000	10,502,713
eBay, Inc. 2.700%, 03/11/2030	8,251,000	7,085,486
Expedia Group, Inc.
2.950%, 03/15/2031	4,157,000	3,502,921
3.800%, 02/15/2028	14,524,000	13,580,974
4.625%, 08/01/2027	8,713,000	8,443,314
General Motors Company 5.400%, 10/15/2029	8,209,000	8,004,205
General Motors Financial Company, Inc.
2.400%, 10/15/2028	17,219,000	14,579,260
3.600%, 06/21/2030	20,346,000	17,578,478
Hyundai Capital America 2.375%, 10/15/2027 (B)	2,708,000	2,369,214
LKQ Corp. 5.750%, 06/15/2028 (B)	2,166,000	2,158,955
Marriott International, Inc. 4.625%, 06/15/2030	4,305,000	4,121,956
Nissan Motor Acceptance Company LLC
1.850%, 09/16/2026 (B)	7,839,000	6,650,297
2.000%, 03/09/2026 (B)	3,856,000	3,374,054
United Airlines 2023-1 Class A Pass Through Trust 5.800%, 01/15/2036	7,169,000	7,305,713
		122,101,184
Consumer staples – 0.8%
Anheuser-Busch Companies LLC
4.700%, 02/01/2036	7,537,000	7,330,597
4.900%, 02/01/2046	3,282,000	3,136,905
JBS USA LUX SA
5.125%, 02/01/2028 (B)	3,366,000	3,232,262
5.750%, 04/01/2033 (B)	9,181,000	8,629,708
Kraft Heinz Foods Company
4.375%, 06/01/2046	13,908,000	11,819,779
4.875%, 10/01/2049	3,550,000	3,239,254
5.000%, 06/04/2042	3,892,000	3,642,229
Pilgrim's Pride Corp. 6.250%, 07/01/2033	6,510,000	6,305,534
The Hershey Company 4.500%, 05/04/2033	2,256,000	2,240,336
		49,576,604
Energy – 3.4%
Aker BP ASA
3.100%, 07/15/2031 (B)	3,211,000	2,657,178
3.750%, 01/15/2030 (B)	2,039,000	1,812,226
4.000%, 01/15/2031 (B)	9,819,000	8,732,111
Cheniere Energy Partners LP
3.250%, 01/31/2032	15,491,000	12,743,670
4.500%, 10/01/2029	3,497,000	3,209,394
Continental Resources, Inc. 4.900%, 06/01/2044	4,202,000	3,265,331
Diamondback Energy, Inc. 3.125%, 03/24/2031	5,548,000	4,752,293
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Enbridge, Inc.
5.750%, (5.750% to 4-15-30, then 5 Year CMT + 5.314%), 07/15/2080	$8,820,000	$7,965,600
6.250%, (6.250% to 3-1-28, then 3 month LIBOR + 3.641%), 03/01/2078	8,767,000	8,066,816
Energy Transfer LP
4.200%, 04/15/2027	4,899,000	4,677,567
5.150%, 03/15/2045	4,125,000	3,557,101
5.250%, 04/15/2029	17,785,000	17,362,468
5.400%, 10/01/2047	8,136,000	7,170,846
5.500%, 06/01/2027	6,402,000	6,367,301
Enterprise Products Operating LLC 5.250%, (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%), 08/16/2077	12,660,000	11,070,637
Kinder Morgan Energy Partners LP 7.750%, 03/15/2032	3,697,000	4,138,101
MPLX LP
4.000%, 03/15/2028	5,620,000	5,296,048
4.125%, 03/01/2027	2,551,000	2,440,895
4.250%, 12/01/2027	4,887,000	4,641,059
4.950%, 09/01/2032	3,979,000	3,800,787
5.000%, 03/01/2033	4,017,000	3,847,823
Occidental Petroleum Corp.
6.450%, 09/15/2036	9,319,000	9,564,086
6.625%, 09/01/2030	3,170,000	3,293,947
Ovintiv, Inc.
5.650%, 05/15/2028	2,243,000	2,198,523
6.250%, 07/15/2033	2,249,000	2,218,256
7.200%, 11/01/2031	1,177,000	1,235,073
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	4,128,000	3,912,372
4.500%, 05/15/2030	13,283,000	12,626,318
5.000%, 03/15/2027	6,022,000	5,927,377
Targa Resources Corp. 4.950%, 04/15/2052	7,304,000	6,034,757
Targa Resources Partners LP 4.000%, 01/15/2032	6,089,000	5,263,518
The Williams Companies, Inc. 4.650%, 08/15/2032	5,495,000	5,203,831
Var Energi ASA
7.500%, 01/15/2028 (B)	1,397,000	1,435,739
8.000%, 11/15/2032 (B)	10,520,000	11,130,265
Western Midstream Operating LP
4.300%, 02/01/2030	6,184,000	5,552,293
6.150%, 04/01/2033	1,540,000	1,552,151
		204,723,758
Financials – 9.2%
Ally Financial, Inc. 6.992%, (6.992% to 6-13-28, then SOFR + 3.260%), 06/13/2029	5,910,000	5,836,147
Ares Capital Corp.
2.150%, 07/15/2026	10,912,000	9,461,512
2.875%, 06/15/2028	6,780,000	5,606,833
3.250%, 07/15/2025	3,689,000	3,412,147
3.875%, 01/15/2026	8,615,000	7,987,093
4.200%, 06/10/2024	2,208,000	2,155,136
Athene Holding, Ltd. 3.500%, 01/15/2031	13,028,000	10,764,794
Banco Santander SA 4.379%, 04/12/2028	6,240,000	5,883,619
Bank of America Corp.
2.087%, (2.087% to 6-14-28, then SOFR + 1.060%), 06/14/2029	11,760,000	10,033,147

The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (continued)
2.592%, (2.592% to 4-29-30, then SOFR + 2.150%), 04/29/2031	$10,542,000	$8,850,395
2.687%, (2.687% to 4-22-31, then SOFR + 1.320%), 04/22/2032	19,364,000	16,047,846
3.248%, 10/21/2027	9,341,000	8,700,806
3.846%, (3.846% to 3-8-32, then 5 Year CMT + 2.000%), 03/08/2037	7,679,000	6,566,500
4.271%, (4.271% to 7-23-28, then 3 month CME Term SOFR + 1.572%), 07/23/2029	14,262,000	13,531,689
Blackstone Private Credit Fund
2.350%, 11/22/2024	7,493,000	7,000,710
2.700%, 01/15/2025	5,893,000	5,496,822
3.250%, 03/15/2027	1,690,000	1,460,365
4.000%, 01/15/2029	8,340,000	7,069,357
BNP Paribas SA 9.250%, (9.250% to 11-17-27, then 5 Year CMT + 4.969%), 11/17/2027 (B)(D)	2,997,000	3,088,747
BPCE SA 4.500%, 03/15/2025 (B)	7,805,000	7,489,704
Citigroup, Inc.
2.561%, (2.561% to 5-1-31, then SOFR + 1.167%), 05/01/2032	5,665,000	4,625,623
4.600%, 03/09/2026	14,638,000	14,171,758
6.174%, (6.174% to 5-25-33, then SOFR + 2.661%), 05/25/2034	7,476,000	7,541,134
Citizens Financial Group, Inc. 3.250%, 04/30/2030	10,926,000	8,928,199
CNA Financial Corp. 2.050%, 08/15/2030	2,944,000	2,354,106
CNO Financial Group, Inc. 5.250%, 05/30/2029	8,650,000	8,182,790
Credit Agricole SA
2.811%, 01/11/2041 (B)	4,491,000	2,959,831
3.250%, 01/14/2030 (B)	12,902,000	11,014,274
Danske Bank A/S 6.466%, (6.466% to 1-9-25, then 1 Year CMT + 2.100%), 01/09/2026 (B)	6,980,000	6,963,356
Deutsche Bank AG
2.311%, (2.311% to 11-16-26, then SOFR + 1.219%), 11/16/2027	7,009,000	6,023,095
2.552%, (2.552% to 1-7-27, then SOFR + 1.318%), 01/07/2028	11,487,000	9,960,454
Discover Financial Services
4.100%, 02/09/2027	3,143,000	2,915,890
6.700%, 11/29/2032	7,827,000	8,063,633
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then SOFR + 2.040%), 04/22/2031	11,103,000	9,391,412
2.956%, (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%), 05/13/2031	11,196,000	9,600,014
4.600%, (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%), 02/01/2025 (D)	8,230,000	7,674,475
6.750%, (6.750% to 2-1-24, then 3 month CME Term SOFR + 4.042%), 02/01/2024 (D)	8,072,000	8,092,987
Lazard Group LLC 4.375%, 03/11/2029	5,875,000	5,453,225
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
M&T Bank Corp. 5.125%, (5.125% to 11-1-26, then 3 month LIBOR + 3.520%), 11/01/2026 (D)	$3,746,000	$2,956,932
Macquarie Bank, Ltd. 3.624%, 06/03/2030 (B)	6,523,000	5,485,596
MetLife, Inc. 6.400%, (6.400% to 12-15-36, then 3 month LIBOR + 2.205%), 12/15/2036	6,447,000	6,434,406
Morgan Stanley
2.239%, (2.239% to 7-21-31, then SOFR + 1.178%), 07/21/2032	4,486,000	3,565,412
2.484%, (2.484% to 9-16-31, then SOFR + 1.360%), 09/16/2036	11,122,000	8,438,710
4.431%, (4.431% to 1-23-29, then 3 month CME Term SOFR + 1.890%), 01/23/2030	1,512,000	1,438,571
5.164%, (5.164% to 4-20-28, then SOFR + 1.590%), 04/20/2029	8,928,000	8,818,951
NatWest Group PLC 3.754%, (3.754% to 11-1-24, then 5 Year CMT + 2.100%), 11/01/2029	3,137,000	2,944,660
NatWest Markets PLC 1.600%, 09/29/2026 (B)	11,436,000	10,026,631
Nippon Life Insurance Company 2.750%, (2.750% to 1-21-31, then 5 Year CMT + 2.653%), 01/21/2051 (B)	5,792,000	4,763,184
Prudential Financial, Inc. 5.125%, (5.125% to 11-28-31, then 5 Year CMT + 3.162%), 03/01/2052	2,755,000	2,487,407
Santander Holdings USA, Inc.
2.490%, (2.490% to 1-6-27, then SOFR + 1.249%), 01/06/2028	6,103,000	5,271,042
3.244%, 10/05/2026	15,129,000	13,621,418
3.450%, 06/02/2025	14,305,000	13,489,324
4.400%, 07/13/2027	3,574,000	3,356,415
SBL Holdings, Inc. 5.000%, 02/18/2031 (B)	5,793,000	4,486,251
Societe Generale SA
6.221%, (6.221% to 6-15-32, then 1 Year CMT + 3.200%), 06/15/2033 (B)	4,310,000	4,012,280
6.446%, (6.446% to 1-10-28, then 1 Year CMT + 2.550%), 01/10/2029 (B)	12,442,000	12,460,022
Synovus Bank 5.625%, 02/15/2028	3,622,000	3,272,432
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (B)	9,222,000	7,624,732
The Charles Schwab Corp. 5.643%, (5.643% to 5-19-28, then SOFR + 2.210%), 05/19/2029	7,549,000	7,539,941
The Goldman Sachs Group, Inc.
2.615%, (2.615% to 4-22-31, then SOFR + 1.281%), 04/22/2032	23,362,000	19,159,625
2.650%, (2.650% to 10-21-31, then SOFR + 1.264%), 10/21/2032	7,882,000	6,424,825
The PNC Financial Services Group, Inc.
3.400%, (3.400% to 9-15-26, then 5 Year CMT + 2.595%), 09/15/2026 (D)	11,024,000	8,130,200
5.582%, (5.582% to 6-12-28, then SOFR + 1.841%), 06/12/2029	11,207,000	11,154,260

The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The PNC Financial Services Group, Inc. (continued)
6.250%, (6.250% to 3-15-30, then 7 Year CMT + 2.808%), 03/15/2030 (D)	$4,542,000	$4,077,581
8.536%, (3 month LIBOR + 3.040%), 09/01/2023 (D)(E)	4,314,000	4,275,705
8.977%, (3 month LIBOR + 3.678%), 08/01/2023 (C)(D)(E)	$7,133,000	7,125,854
Truist Financial Corp. 5.867%, (5.867% to 6-8-33, then SOFR + 2.361%), 06/08/2034	6,656,000	6,658,738
U.S. Bancorp 5.836%, (5.836% to 6-10-33, then SOFR + 2.260%), 06/12/2034	7,471,000	7,525,057
Wells Fargo & Company
2.393%, (2.393% to 6-2-27, then SOFR + 2.100%), 06/02/2028	19,183,000	17,094,562
2.879%, (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%), 10/30/2030	11,773,000	10,168,159
3.350%, (3.350% to 3-2-32, then SOFR + 1.500%), 03/02/2033	18,031,000	15,431,897
5.875%, (5.875% to 6-15-25, then 3 month LIBOR + 3.990%), 06/15/2025 (D)	22,240,000	21,792,937
		551,873,342
Health care – 1.5%
AmerisourceBergen Corp. 2.800%, 05/15/2030	9,144,000	7,935,338
Amgen, Inc. 5.250%, 03/02/2030	2,398,000	2,402,785
Centene Corp. 4.625%, 12/15/2029	13,970,000	12,858,503
CVS Health Corp.
3.750%, 04/01/2030	2,600,000	2,384,921
5.050%, 03/25/2048	5,828,000	5,371,917
5.250%, 01/30/2031	1,445,000	1,440,465
5.300%, 06/01/2033	4,018,000	4,011,760
Fresenius Medical Care US Finance III, Inc.
2.375%, 02/16/2031 (B)	12,349,000	9,369,701
3.750%, 06/15/2029 (B)	12,965,000	11,391,184
Pfizer Investment Enterprises Pte, Ltd. 4.750%, 05/19/2033	7,644,000	7,615,200
Royalty Pharma PLC 1.750%, 09/02/2027	4,117,000	3,530,251
Universal Health Services, Inc.
1.650%, 09/01/2026	6,167,000	5,391,039
2.650%, 10/15/2030	6,598,000	5,388,899
Viatris, Inc.
2.300%, 06/22/2027	4,139,000	3,616,063
2.700%, 06/22/2030	5,131,000	4,152,163
4.000%, 06/22/2050	6,862,000	4,538,109
		91,398,298
Industrials – 4.4%
AerCap Ireland Capital DAC
1.750%, 01/30/2026	9,702,000	8,708,589
2.450%, 10/29/2026	24,766,000	22,119,771
3.000%, 10/29/2028	12,158,000	10,512,448
Air Canada 2013-1 Class A Pass Through Trust 4.125%, 05/15/2025 (B)	2,379,032	2,236,290
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Air Canada 2017-1 Class B Pass Through Trust 3.700%, 01/15/2026 (B)	$3,166,905	$2,929,387
Air Lease Corp.
2.100%, 09/01/2028	4,481,000	3,722,095
2.875%, 01/15/2026	3,181,000	2,942,542
3.625%, 12/01/2027	4,932,000	4,499,450
Alaska Airlines 2020-1 Class B Pass Through Trust 8.000%, 08/15/2025 (B)	4,327,839	4,338,785
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	7,196,818	6,383,578
American Airlines 2016-1 Class AA Pass Through Trust 3.575%, 01/15/2028	6,302,044	5,816,660
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	4,796,050	4,144,521
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	5,513,150	5,055,448
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	4,168,448	3,509,312
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	6,487,288	5,189,830
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	6,610,370	5,729,736
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	4,174,978	3,466,276
Ashtead Capital, Inc.
1.500%, 08/12/2026 (B)	3,400,000	2,970,863
4.250%, 11/01/2029 (B)	2,302,000	2,089,224
5.500%, 08/11/2032 (B)	5,436,000	5,255,870
5.550%, 05/30/2033 (B)	2,706,000	2,637,767
British Airways 2013-1 Class A Pass Through Trust 4.625%, 06/20/2024 (B)	1,635,489	1,612,835
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (B)	1,336,754	1,183,027
British Airways 2020-1 Class A Pass Through Trust 4.250%, 11/15/2032 (B)	2,307,215	2,104,180
British Airways 2020-1 Class B Pass Through Trust 8.375%, 11/15/2028 (B)	2,860,533	2,839,079
CoStar Group, Inc. 2.800%, 07/15/2030 (B)	8,616,000	7,106,495
DAE Funding LLC 3.375%, 03/20/2028 (B)	9,216,000	8,280,779
Delta Air Lines, Inc. 4.750%, 10/20/2028 (B)	8,667,678	8,413,619
Huntington Ingalls Industries, Inc. 4.200%, 05/01/2030	4,396,000	4,073,188
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	6,628,439	5,633,282
Owens Corning 3.950%, 08/15/2029	8,341,000	7,752,251

The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Regal Rexnord Corp.
6.050%, 02/15/2026 (B)	$4,778,000	$4,784,065
6.400%, 04/15/2033 (B)	4,095,000	4,091,548
SMBC Aviation Capital Finance DAC 2.300%, 06/15/2028 (B)	3,894,000	3,311,969
The Boeing Company
3.200%, 03/01/2029	4,360,000	3,898,273
5.040%, 05/01/2027	12,008,000	11,861,112
5.150%, 05/01/2030	17,787,000	17,615,358
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 09/03/2026	8,823,231	8,256,515
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	8,014,239	6,818,165
United Airlines 2016-1 Class B Pass Through Trust 3.650%, 01/07/2026	7,247,049	6,646,819
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	2,889,156	2,717,571
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	4,570,078	4,021,669
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	13,522,027	13,285,391
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026	4,084,655	3,890,634
US Airways 2012-1 Class A Pass Through Trust 5.900%, 04/01/2026	5,584,990	5,473,290
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	3,082,054	2,882,301
		262,811,857
Information technology – 2.6%
Autodesk, Inc. 2.850%, 01/15/2030	3,346,000	2,933,486
Broadcom, Inc.
3.419%, 04/15/2033 (B)	11,115,000	9,295,011
4.750%, 04/15/2029	22,614,000	21,876,725
4.926%, 05/15/2037 (B)	3,339,000	3,021,809
Dell International LLC
4.900%, 10/01/2026	10,841,000	10,763,956
5.300%, 10/01/2029	5,382,000	5,342,760
Flex, Ltd. 6.000%, 01/15/2028	9,336,000	9,481,416
Foundry JV Holdco LLC 5.875%, 01/25/2034 (B)	6,237,000	6,212,344
Micron Technology, Inc.
4.185%, 02/15/2027	13,483,000	12,918,112
5.327%, 02/06/2029	16,723,000	16,464,604
Motorola Solutions, Inc.
2.300%, 11/15/2030	10,325,000	8,340,152
2.750%, 05/24/2031	8,602,000	7,047,272
4.600%, 05/23/2029	3,233,000	3,130,100
NXP BV 3.875%, 06/18/2026	11,636,000	11,176,967
Oracle Corp. 2.950%, 04/01/2030	9,808,000	8,561,066
Qorvo, Inc. 3.375%, 04/01/2031 (B)	3,682,000	2,968,381
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
VeriSign, Inc. 2.700%, 06/15/2031	$4,203,000	$3,498,314
VMware, Inc. 4.700%, 05/15/2030	10,672,000	10,184,774
		153,217,249
Materials – 0.5%
Anglo American Capital PLC 4.750%, 04/10/2027 (B)	4,433,000	4,284,220
Braskem Netherlands Finance BV 5.875%, 01/31/2050 (B)	5,979,000	4,831,413
Freeport-McMoRan, Inc.
4.250%, 03/01/2030	6,421,000	5,917,183
5.450%, 03/15/2043	7,603,000	7,089,370
Newmont Corp. 2.800%, 10/01/2029	3,137,000	2,696,728
OCI NV 6.700%, 03/16/2033 (B)	4,023,000	3,933,114
		28,752,028
Real estate – 1.6%
American Homes 4 Rent LP 4.250%, 02/15/2028	3,147,000	2,962,132
American Tower Corp. 3.800%, 08/15/2029	12,035,000	10,979,340
American Tower Trust I 5.490%, 03/15/2028 (B)	7,048,000	7,053,703
Crown Castle, Inc.
3.650%, 09/01/2027	11,831,000	11,058,004
3.800%, 02/15/2028	4,658,000	4,341,485
Extra Space Storage LP 5.700%, 04/01/2028	2,092,000	2,089,940
GLP Capital LP
3.250%, 01/15/2032	3,361,000	2,713,717
4.000%, 01/15/2030	3,326,000	2,882,504
5.375%, 04/15/2026	4,312,000	4,221,078
Host Hotels & Resorts LP
3.375%, 12/15/2029	10,874,000	9,286,153
3.500%, 09/15/2030	3,530,000	2,990,290
4.000%, 06/15/2025	12,157,000	11,684,507
Prologis LP 5.125%, 01/15/2034	7,898,000	7,841,617
SBA Tower Trust
2.836%, 01/15/2025 (B)	3,799,000	3,607,205
6.599%, 01/15/2028 (B)	2,536,000	2,576,948
VICI Properties LP
4.125%, 08/15/2030 (B)	2,123,000	1,869,153
4.375%, 05/15/2025	2,868,000	2,771,791
4.625%, 12/01/2029 (B)	4,089,000	3,712,280
5.125%, 05/15/2032	1,733,000	1,621,471
		96,263,318
Utilities – 1.8%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (B)	5,898,714	5,036,027
Atlantica Transmision Sur SA 6.875%, 04/30/2043 (B)	2,486,978	2,350,194
Dominion Energy, Inc. 3.375%, 04/01/2030	5,292,000	4,733,436
Duke Energy Carolinas LLC 4.950%, 01/15/2033	6,133,000	6,087,571
Duke Energy Corp. 2.450%, 06/01/2030	2,272,000	1,907,892
Emera US Finance LP 3.550%, 06/15/2026	6,192,000	5,854,905
Eversource Energy 5.125%, 05/15/2033	5,667,000	5,584,824

The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Georgia Power Company 4.950%, 05/17/2033	$3,760,000	$3,711,486
Indianapolis Power & Light Company 5.650%, 12/01/2032 (B)	9,200,000	9,383,155
National Grid PLC 5.809%, 06/12/2033	9,695,000	9,865,520
NextEra Energy Capital Holdings, Inc. 2.250%, 06/01/2030	3,071,000	2,554,212
NiSource, Inc.
1.700%, 02/15/2031	2,272,000	1,776,410
3.600%, 05/01/2030	4,887,000	4,401,132
5.250%, 03/30/2028	1,446,000	1,444,856
NRG Energy, Inc.
2.450%, 12/02/2027 (B)	6,241,000	5,259,341
4.450%, 06/15/2029 (B)	5,451,000	4,817,859
7.000%, 03/15/2033 (B)	6,323,000	6,375,386
Sempra Energy 5.500%, 08/01/2033	5,830,000	5,791,108
Vistra Operations Company LLC
3.700%, 01/30/2027 (B)	12,134,000	11,111,918
4.300%, 07/15/2029 (B)	11,729,000	10,393,954
		108,441,186
TOTAL CORPORATE BONDS (Cost $1,953,268,024)		$1,769,766,533
MUNICIPAL BONDS – 0.8%
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	8,396,000	6,936,047
Golden State Tobacco Securitization Corp. (California) 4.214%, 06/01/2050	4,975,000	3,717,471
Maryland Health & Higher Educational Facilities Authority 3.197%, 07/01/2050	14,500,000	9,936,179
Mississippi Hospital Equipment & Facilities Authority 3.720%, 09/01/2026	7,677,000	7,151,757
New Jersey Transportation Trust Fund Authority 4.081%, 06/15/2039	2,000	1,763
Ohio Turnpike & Infrastructure Commission 3.216%, 02/15/2048	6,950,000	5,088,434
Regents of the University of California Medical Center Pooled Revenue 3.006%, 05/15/2050	14,500,000	10,191,776
State Board of Administration Finance Corp. (Florida) 1.705%, 07/01/2027	5,122,000	4,533,979
TOTAL MUNICIPAL BONDS (Cost $62,520,666)		$47,557,406
COLLATERALIZED MORTGAGE OBLIGATIONS – 6.4%
Commercial and residential – 5.1%
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (B)(F)	2,675,334	2,396,530
Series 2021-2, Class A1, 0.985%, 04/25/2066 (B)(F)	2,378,695	1,936,673
Series 2021-4, Class A1, 1.035%, 01/20/2065 (B)(F)	4,476,463	3,548,904
Series 2021-5, Class A1, 0.951%, 07/25/2066 (B)(F)	4,998,992	4,058,063
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Arroyo Mortgage Trust Series 2021-1R, Class A1 1.175%, 10/25/2048 (B)(F)	$4,145,442	$3,306,864
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class A 3.218%, 04/14/2033 (B)	5,706,000	5,298,299
BBCMS Mortgage Trust Series 2020-C6, Class A2 2.690%, 02/15/2053	3,175,000	2,933,837
BOCA Commercial Mortgage Trust Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%) 7.466%, 05/15/2039 (B)(E)	2,231,000	2,202,509
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (B)(F)	2,846,362	2,472,153
BX Commercial Mortgage Trust Series 2021-VOLT, Class C (1 month LIBOR + 1.100%) 6.293%, 09/15/2036 (B)(E)	7,399,000	7,027,669
BX Trust
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%), 6.761%, 01/15/2034 (B)(E)	3,097,040	3,007,566
Series 2022-CLS, Class A, 5.760%, 10/13/2027 (B)	5,805,000	5,588,913
BXHPP Trust Series 2021-FILM, Class C (1 month LIBOR + 1.100%) 6.293%, 08/15/2036 (B)(E)	17,743,000	15,843,718
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) 6.943%, 12/15/2037 (B)(E)	1,944,000	1,909,752
Cantor Commercial Real Estate Lending Series 2019-CF1, Class A2 3.623%, 05/15/2052	11,754,000	11,138,665
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class A, 4.149%, 01/10/2036 (B)	3,645,000	3,620,345
Series 2020-GC46, Class A2, 2.708%, 02/15/2053	13,170,000	12,361,841
Series 2023-SMRT, Class A, 6.015%, 06/10/2028 (B)(F)	4,232,000	4,223,931
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (B)(F)	4,610,217	3,526,162
Series 2021-3, Class A1, 0.956%, 09/27/2066 (B)(F)	5,184,214	4,008,447
Series 2021-HX1, Class A1, 1.110%, 10/25/2066 (B)(F)	4,329,832	3,453,198
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (B)(F)	7,137,640	5,841,822
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2020-CX, Class D 2.773%, 11/10/2046 (B)(F)	4,291,000	3,184,857
Commercial Mortgage Trust (Deutsche Bank AG) Series 2020-CBM, Class A2 2.896%, 02/10/2037 (B)	5,531,000	5,172,403

The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class B (1 month LIBOR + 1.230%), 6.423%, 05/15/2036 (B)(E)	$4,340,202	$4,310,393
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%), 6.793%, 05/15/2036 (B)(E)	5,822,514	5,752,306
Series 2020-NET, Class A, 2.257%, 08/15/2037 (B)	2,185,285	1,954,910
Series 2021-AFC1, Class A1, 0.830%, 03/25/2056 (B)(F)	8,193,958	6,232,869
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (B)(F)	4,123,591	3,420,117
Series 2021-NQM3, Class A1, 1.015%, 04/25/2066 (B)(F)	3,732,355	3,045,820
Series 2021-NQM5, Class A1, 0.938%, 05/25/2066 (B)(F)	2,693,086	2,080,542
Series 2021-NQM6, Class A1, 1.174%, 07/25/2066 (B)(F)	4,984,728	3,930,310
Series 2021-RPL2, Class A1A, 1.115%, 01/25/2060 (B)(F)	8,593,389	6,878,476
DBJPM Mortgage Trust Series 2020-C9, Class A2 1.900%, 08/15/2053	8,970,000	8,092,002
Deephaven Residential Mortgage Trust Series 2021-2, Class A1 0.899%, 04/25/2066 (B)(F)	4,101,992	3,454,600
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, 0.797%, 02/25/2066 (B)(F)	1,738,453	1,439,787
Series 2021-2, Class A1, 0.931%, 06/25/2066 (B)(F)	3,713,590	2,936,949
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (B)(F)	7,361,306	5,927,287
GCAT Trust
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (B)(F)	3,056,747	2,541,765
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (B)(F)	3,205,321	2,574,062
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (B)(F)	3,680,788	2,961,788
GS Mortgage Securities Trust
Series 2019-GC40, Class A2, 2.971%, 07/10/2052	3,871,000	3,728,558
Series 2020-UPTN, Class A, 2.751%, 02/10/2037 (B)	5,820,000	5,356,337
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, 1.382%, 09/27/2060 (B)(F)	1,000,986	902,492
Series 2021-NQM1, Class A1, 1.017%, 07/25/2061 (B)(F)	2,256,201	1,916,093
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A1 1.071%, 06/25/2056 (B)(F)	3,010,329	2,501,300
JPMorgan Chase Commercial Mortgage Securities Trust Series 2022-OPO, Class A 3.024%, 01/05/2039 (B)	6,678,000	5,313,126
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
KNDL Mortgage Trust Series 2019-KNSQ, Class C (1 month LIBOR + 1.200%) 6.393%, 05/15/2036 (B)(E)	$8,981,000	$8,867,007
Life Mortgage Trust
Series 2021-BMR, Class D (1 month CME Term SOFR + 1.514%), 6.661%, 03/15/2038 (B)(E)	5,951,884	5,720,204
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%), 6.442%, 05/15/2039 (B)(E)	7,889,000	7,718,924
MFA Trust Series 2021-NQM1, Class A1 1.153%, 04/25/2065 (B)(F)	2,460,690	2,135,304
New Residential Mortgage Loan Trust Series 2020-1A, Class A1B 3.500%, 10/25/2059 (B)(F)	2,534,569	2,330,145
NMLT Trust Series 2021-INV1, Class A1 1.185%, 05/25/2056 (B)(F)	7,638,647	6,197,721
NYMT Loan Trust Series 2022-CP1, Class A1 2.042%, 07/25/2061 (B)	3,131,400	2,791,433
OBX Trust
Series 2020-EXP2, Class A3, 2.500%, 05/25/2060 (B)(F)	2,127,263	1,746,610
Series 2021-NQM2, Class A1, 1.101%, 05/25/2061 (B)(F)	3,713,110	2,877,235
Series 2021-NQM3, Class A1, 1.054%, 07/25/2061 (B)(F)	5,365,415	4,032,409
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (B)(F)	6,185,668	5,370,502
SLG Office Trust Series 2021-OVA, Class C 2.851%, 07/15/2041 (B)	13,974,000	10,679,150
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, 0.943%, 05/25/2065 (B)(F)	3,295,807	2,903,775
Series 2022-1, Class A1, 2.447%, 12/25/2066 (B)(F)	5,525,884	4,647,332
Towd Point Mortgage Trust
Series 2015-1, Class A5, 4.095%, 10/25/2053 (B)(F)	2,759,000	2,683,112
Series 2017-2, Class A1, 2.750%, 04/25/2057 (B)(F)	173,701	171,698
Series 2018-4, Class A1, 3.000%, 06/25/2058 (B)(F)	3,245,214	2,949,802
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (B)(F)	346,843	334,864
Series 2019-4, Class A1, 2.900%, 10/25/2059 (B)(F)	3,170,312	2,912,273
Series 2020-4, Class A1, 1.750%, 10/25/2060 (B)	4,108,055	3,568,994
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter), 1.218%, 05/25/2065 (B)	1,418,365	1,275,244
Series 2021-1, Class A1, 0.815%, 01/25/2066 (B)(F)	4,119,933	3,463,040
Series 2021-3, Class A1, 1.046%, 06/25/2066 (B)(F)	4,211,442	3,512,340

The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Verus Securitization Trust (continued)
Series 2021-4, Class A1, 0.938%, 07/25/2066 (B)(F)	$3,053,477	$2,385,740
Series 2021-5, Class A1, 1.013%, 09/25/2066 (B)(F)	4,727,561	3,726,567
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (B)(F)	2,766,325	2,363,820
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (B)	3,181,218	2,799,351
		305,479,606
U.S. Government Agency – 1.3%
Federal Home Loan Mortgage Corp.
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%), 8.417%, 05/25/2042 (B)(E)	3,368,000	3,405,890
Series 2022-DNA5, Class M1B (1 month SOFR + 4.500%), 9.567%, 06/25/2042 (B)(E)	4,480,000	4,704,000
Series K038, Class X1 IO, 1.229%, 03/25/2024	49,080,923	225,169
Series K048, Class X1 IO, 0.338%, 06/25/2025	151,097,303	543,588
Federal National Mortgage Association Series 427, Class C20 IO 2.000%, 02/25/2051	42,053,916	5,508,830
Government National Mortgage Association
Series 2012-114, Class IO, 0.620%, 01/16/2053	12,811,654	196,286
Series 2016-174, Class IO, 0.892%, 11/16/2056	9,969,238	395,994
Series 2017-109, Class IO, 0.230%, 04/16/2057	11,577,478	206,696
Series 2017-124, Class IO, 0.619%, 01/16/2059	13,819,279	412,612
Series 2017-135, Class IO, 0.719%, 10/16/2058	40,438,229	1,594,168
Series 2017-140, Class IO, 0.486%, 02/16/2059	19,262,289	617,482
Series 2017-159, Class IO, 0.433%, 06/16/2059	27,189,782	816,313
Series 2017-20, Class IO, 0.530%, 12/16/2058	25,325,423	619,369
Series 2017-22, Class IO, 0.757%, 12/16/2057	12,371,841	436,643
Series 2017-41, Class IO, 0.593%, 07/16/2058	9,622,468	261,263
Series 2017-46, Class IO, 0.698%, 11/16/2057	14,804,602	545,162
Series 2017-61, Class IO, 0.745%, 05/16/2059	21,577,440	771,609
Series 2018-158, Class IO, 0.774%, 05/16/2061	20,419,789	991,842
Series 2018-69, Class IO, 0.611%, 04/16/2060	22,702,972	1,004,711
Series 2019-131, Class IO, 0.802%, 07/16/2061	26,952,993	1,436,966
Series 2020-100, Class IO, 0.783%, 05/16/2062	28,694,724	1,638,641
Series 2020-108, Class IO, 0.847%, 06/16/2062	69,509,447	4,004,043
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2020-114, Class IO, 0.800%, 09/16/2062	$68,396,252	$4,090,240
Series 2020-118, Class IO, 0.881%, 06/16/2062	50,475,685	3,034,679
Series 2020-119, Class IO, 0.602%, 08/16/2062	28,430,536	1,379,225
Series 2020-120, Class IO, 0.761%, 05/16/2062	15,922,805	902,780
Series 2020-137, Class IO, 0.795%, 09/16/2062	88,814,737	4,885,459
Series 2020-150, Class IO, 0.962%, 12/16/2062	45,109,286	3,136,557
Series 2020-170, Class IO, 0.833%, 11/16/2062	58,173,797	3,601,098
Series 2020-92, Class IO, 0.878%, 02/16/2062	65,853,577	4,229,354
Series 2021-10, Class IO, 0.986%, 05/16/2063	42,089,311	2,949,110
Series 2021-11, Class IO, 1.020%, 12/16/2062	65,452,693	4,548,628
Series 2021-203, Class IO, 0.869%, 07/16/2063	55,117,669	3,566,025
Series 2021-3, Class IO, 0.867%, 09/16/2062	76,575,923	4,805,445
Series 2021-40, Class IO, 0.824%, 02/16/2063	20,004,685	1,242,459
Series 2022-181, Class IO, 0.715%, 07/16/2064	20,588,163	1,488,292
Series 2022-21, Class IO, 0.783%, 10/16/2063	18,890,179	1,188,120
		75,384,748
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $496,018,224)		$380,864,354
ASSET BACKED SECURITIES – 8.1%
ABPCI Direct Lending Fund I, Ltd. Series 2020-1A, Class A 3.199%, 12/20/2030 (B)	9,473,000	8,823,010
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.937%, 08/15/2046 (B)	10,977,000	9,598,079
AMSR Trust
Series 2020-SFR2, Class A 1.632%, 07/17/2037 (B)	7,815,000	7,159,531
Series 2020-SFR4, Class A 1.355%, 11/17/2037 (B)	2,973,000	2,683,838
Series 2021-SFR1, Class B 2.153%, 06/17/2038 (B)(F)	5,614,000	4,704,081
Series 2021-SFR4, Class A 2.117%, 12/17/2038 (B)	1,681,000	1,486,216
Applebee's Funding LLC Series 2023-1A, Class A2 7.824%, 03/05/2053 (B)	3,779,000	3,717,950
Aqua Finance Trust Series 2021-A, Class A 1.540%, 07/17/2046 (B)	2,805,861	2,478,259
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (B)	8,155,385	7,185,359
Beacon Container Finance II LLC Series 2021-1A, Class A 2.250%, 10/22/2046 (B)	8,684,167	7,406,958

The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A 3.280%, 09/26/2033 (B)	$2,325,584	$2,184,570
CARS-DB4 LP Series 2020-1A, Class A1 2.690%, 02/15/2050 (B)	6,349,424	5,958,343
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (B)	7,713,700	6,922,204
Series 2021-1A, Class A1 1.530%, 03/15/2061 (B)	6,834,630	5,921,262
Chase Auto Credit Linked Notes Series 2021-3, Class B 0.760%, 02/26/2029 (B)	2,478,253	2,359,841
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (B)	7,815,442	6,766,117
CLI Funding VIII LLC
Series 2021-1A, Class A 1.640%, 02/18/2046 (B)	6,857,096	5,842,713
Series 2022-1A, Class A 2.720%, 01/18/2047 (B)	4,763,873	4,045,139
CyrusOne Data Centers Issuer I LLC Series 2023-1A, Class A2 4.300%, 04/20/2048 (B)	7,607,000	6,783,856
DataBank Issuer
Series 2021-1A, Class A2 2.060%, 02/27/2051 (B)	11,474,000	10,053,760
Series 2021-2A, Class A2 2.400%, 10/25/2051 (B)	5,475,000	4,722,641
DB Master Finance LLC
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (B)	2,783,755	2,544,104
Series 2021-1A, Class A2I 2.045%, 11/20/2051 (B)	12,193,315	10,611,281
Diamond Infrastructure Funding LLC Series 2021-1A, Class A 1.760%, 04/15/2049 (B)	8,607,000	7,388,665
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 4.118%, 07/25/2047 (B)	8,202,508	7,549,276
Series 2019-1A, Class A2 3.668%, 10/25/2049 (B)	3,483,000	3,043,376
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (B)	5,537,000	4,693,809
Driven Brands Funding LLC
Series 2018-1A, Class A2 4.739%, 04/20/2048 (B)	2,346,500	2,241,748
Series 2020-2A, Class A2 3.237%, 01/20/2051 (B)	5,513,100	4,735,670
Series 2021-1A, Class A2 2.791%, 10/20/2051 (B)	7,940,085	6,518,595
Elara HGV Timeshare Issuer LLC Series 2019-A, Class A 2.610%, 01/25/2034 (B)	1,250,301	1,158,991
FirstKey Homes Trust
Series 2020-SFR2, Class A 1.266%, 10/19/2037 (B)	5,303,081	4,760,716
Series 2021-SFR1, Class A 1.538%, 08/17/2038 (B)	4,071,378	3,563,134
Series 2021-SFR1, Class C 1.888%, 08/17/2038 (B)	9,689,000	8,398,429
Five Guys Funding LLC Series 2017-1A, Class A2 4.600%, 07/25/2047 (B)	4,891,510	4,770,939
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (B)	$5,802,000	$5,403,113
Series 2021-1A, Class A2 2.773%, 04/20/2029 (B)	5,593,000	5,154,410
HI-FI Music IP Issuer LP Series 2022-1A, Class A2 3.939%, 02/01/2062 (B)	4,413,000	4,028,930
Hilton Grand Vacations Trust Series 2018-AA, Class A 3.540%, 02/25/2032 (B)	1,257,846	1,210,572
Home Partners of America Trust Series 2021-2, Class A 1.901%, 12/17/2026 (B)	3,091,570	2,696,365
Hotwire Funding LLC
Series 2021-1, Class A2 2.311%, 11/20/2051 (B)	3,369,000	2,951,560
Series 2023-1A, Class A2 5.687%, 05/20/2053 (B)	6,594,000	6,435,085
Jack in the Box Funding LLC
Series 2019-1A, Class A23 4.970%, 08/25/2049 (B)	2,554,208	2,289,451
Series 2022-1A, Class A2I 3.445%, 02/26/2052 (B)	6,725,550	5,953,699
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX 2.730%, 10/25/2048 (B)	479,614	463,202
MetroNet Infrastructure Issuer LLC Series 2023-1A, Class A2 6.560%, 04/20/2053 (B)	4,446,000	4,320,832
Monroe Capital Funding, Ltd. Series 2021-1A, Class A2 2.815%, 04/22/2031 (B)	13,424,000	12,690,088
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (B)	2,146,646	2,087,955
Navient Private Education Loan Trust Series 2016-AA, Class A2A 3.910%, 12/15/2045 (B)	1,503,036	1,451,163
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A 2.640%, 05/15/2068 (B)	2,478,733	2,327,744
Series 2019-FA, Class A2 2.600%, 08/15/2068 (B)	3,098,720	2,841,896
Series 2020-BA, Class A2 2.120%, 01/15/2069 (B)	4,354,876	3,947,070
Series 2020-GA, Class A 1.170%, 09/16/2069 (B)	3,952,871	3,498,104
Series 2020-HA, Class A 1.310%, 01/15/2069 (B)	5,107,207	4,614,251
Series 2021-A, Class A 0.840%, 05/15/2069 (B)	4,701,566	4,078,215
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (B)	3,474,445	2,926,191
Neighborly Issuer LLC
Series 2021-1A, Class A2 3.584%, 04/30/2051 (B)	10,497,760	8,758,271
Series 2022-1A, Class A2 3.695%, 01/30/2052 (B)	4,308,463	3,513,663
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.910%, 10/20/2061 (B)	9,768,000	8,319,472
Series 2021-1, Class B1 2.410%, 10/20/2061 (B)	3,933,000	3,275,149

The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A 3.844%, 12/25/2025 (B)	$1,584,178	$1,470,699
Series 2021-FHT1, Class A 3.104%, 07/25/2026 (B)	1,583,486	1,409,625
Oxford Finance Funding LLC Series 2020-1A, Class A2 3.101%, 02/15/2028 (B)	3,446,547	3,413,089
Progress Residential Trust
Series 2021-SFR2, Class A 1.546%, 04/19/2038 (B)	14,064,537	12,510,772
Series 2021-SFR5, Class A 1.427%, 07/17/2038 (B)	9,448,062	8,278,091
Series 2021-SFR8, Class B 1.681%, 10/17/2038 (B)	3,129,000	2,713,651
SCF Equipment Leasing LLC
Series 2019-2A, Class C 3.110%, 06/21/2027 (B)	9,392,000	8,999,238
Series 2021-1A, Class B 1.370%, 08/20/2029 (B)	5,189,000	4,759,587
Series 2022-2A, Class A3 6.500%, 10/21/2030 (B)	8,159,000	8,216,146
SERVPRO Master Issuer LLC Series 2021-1A, Class A2 2.394%, 04/25/2051 (B)	5,036,220	4,134,817
Sesac Finance LLC Series 2019-1, Class A2 5.216%, 07/25/2049 (B)	7,531,563	7,069,102
Sierra Timeshare Receivables Funding LLC Series 2021-1A, Class A 0.990%, 11/20/2037 (B)	3,508,937	3,250,047
SMB Private Education Loan Trust
Series 2019-B, Class A2A 2.840%, 06/15/2037 (B)	4,349,711	4,048,803
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (B)	3,276,341	2,904,723
Series 2021-A, Class APT2 1.070%, 01/15/2053 (B)	2,019,469	1,726,070
SoFi Professional Loan Program LLC Series 2019-B, Class A2FX 3.090%, 08/17/2048 (B)	1,160,267	1,090,925
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (B)	6,566,523	5,937,004
Series 2020-1A, Class A2II 4.336%, 01/20/2050 (B)	5,403,438	4,722,330
Series 2021-1A, Class A2I 2.190%, 08/20/2051 (B)	5,888,123	4,716,192
Starwood Property Mortgage Trust Series 2021-SIF2A, Class A1 (3 month CME Term SOFR + 1.550%) 6.536%, 01/15/2033 (B)(E)	10,802,000	10,734,809
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (B)	3,562,796	2,957,120
Taco Bell Funding LLC Series 2021-1A, Class A2I 1.946%, 08/25/2051 (B)	10,304,085	8,858,628
TIF Funding II LLC
Series 2020-1A, Class A 2.090%, 08/20/2045 (B)	9,259,053	8,023,324
Series 2021-1A, Class A 1.650%, 02/20/2046 (B)	4,209,576	3,479,688
Tricon American Homes Trust Series 2020-SFR2, Class A 1.482%, 11/17/2039 (B)	6,245,511	5,263,543
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (B)	$10,663,901	$9,134,562
Series 2021-1A, Class A 1.860%, 03/20/2046 (B)	5,623,239	4,716,984
Vantage Data Centers LLC
Series 2019-1A, Class A2 3.188%, 07/15/2044 (B)	6,177,746	5,952,754
Series 2020-1A, Class A2 1.645%, 09/15/2045 (B)	6,834,000	6,124,657
Series 2020-2A, Class A2 1.992%, 09/15/2045 (B)	4,913,000	4,134,687
VCP RRL ABS I, Ltd. Series 2021-1A, Class A 2.152%, 10/20/2031 (B)	3,172,539	2,868,528
VR Funding LLC Series 2020-1A, Class A 2.790%, 11/15/2050 (B)	6,898,640	5,990,718
Wendy's Funding LLC Series 2021-1A, Class A2I 2.370%, 06/15/2051 (B)	6,562,080	5,426,420
Westgate Resorts LLC Series 2022-1A, Class A 1.788%, 08/20/2036 (B)	4,913,566	4,627,815
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (B)	1,648,709	1,376,672
Wingstop Funding LLC Series 2020-1A, Class A2 2.841%, 12/05/2050 (B)	11,582,615	9,999,040
Zaxby's Funding LLC Series 2021-1A, Class A2 3.238%, 07/30/2051 (B)	4,275,840	3,560,659
TOTAL ASSET BACKED SECURITIES (Cost $549,972,248)		$488,620,430
SHORT-TERM INVESTMENTS – 1.6%
Short-term funds – 1.6%
John Hancock Collateral Trust, 5.1773% (G)(H)	9,240,834	92,360,290
TOTAL SHORT-TERM INVESTMENTS (Cost $92,363,362)		$92,360,290
Total Investments (Select Bond Trust) (Cost $6,549,760,136) – 100.3%		$6,013,584,221
Other assets and liabilities, net – (0.3%)		(15,629,488)
TOTAL NET ASSETS – 100.0%		$5,997,954,733
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,109,800,646 or 18.5% of the fund's net assets as of 6-30-23.
(C)	All or a portion of this security is on loan as of 6-30-23.

The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
Select Bond Trust (continued)
(G)	The rate shown is the annualized seven-day yield as of 6-30-23.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $3,139,490.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	532	Long	Sep 2023	$60,286,281	$59,725,312	$(560,969)
						$(560,969)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Short Term Government Income Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 94.2%
U.S. Government – 32.8%
U.S. Treasury Notes
0.625%, 07/31/2026	$1,000,000	$890,898
0.875%, 06/30/2026	1,800,000	1,621,828
1.125%, 10/31/2026	2,500,000	2,248,047
2.625%, 04/15/2025	2,000,000	1,918,438
3.500%, 01/31/2028	17,150,000	16,653,582
3.625%, 05/31/2028	6,045,000	5,912,766
3.750%, 04/15/2026	10,744,000	10,515,690
4.000%, 02/15/2026 to 02/29/2028	4,000,000	3,954,531
4.250%, 10/15/2025	2,500,000	2,472,070
4.500%, 11/30/2024	7,620,000	7,539,038
4.625%, 03/15/2026	1,675,000	1,676,832
		55,403,720
U.S. Government Agency – 61.4%
Federal Farm Credit Bank
0.500%, 12/23/2025 to 02/04/2026	10,000,000	8,978,672
0.680%, 01/13/2027	6,000,000	5,253,538
1.600%, 12/14/2026	2,000,000	1,815,098
3.370%, 12/08/2025	2,000,000	1,920,173
Federal Home Loan Bank
0.625%, 11/27/2024	2,000,000	1,871,051
0.650%, 02/26/2026	6,000,000	5,384,813
0.700%, 01/28/2026	7,000,000	6,310,422
0.850%, 10/28/2024	4,000,000	3,765,462
0.900%, 02/26/2027	2,000,000	1,742,543
1.000%, 11/08/2024 to 03/23/2026	3,950,000	3,647,786
1.100%, 07/13/2026 to 08/20/2026	3,000,000	2,694,768
2.750%, 03/25/2027	2,600,000	2,435,479
3.250%, 06/09/2025	2,415,000	2,331,158
3.500%, 05/19/2025	4,000,000	3,879,335
4.130%, 08/28/2025	2,500,000	2,443,639
5.000%, 10/20/2025 to 09/14/2027	3,300,000	3,254,915
6.000%, 06/26/2028	1,500,000	1,500,007
Federal Home Loan Mortgage Corp.
0.375%, 09/23/2025	3,060,000	2,776,542
0.640%, 11/24/2025	2,000,000	1,802,942
0.650%, 10/22/2025	2,000,000	1,817,535
0.700%, 12/23/2025	2,000,000	1,796,456
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
0.800%, 10/27/2026	$2,000,000	$1,772,028
1.500%, 02/12/2025	6,000,000	5,663,845
2.500%, 09/01/2034	1,482,924	1,360,166
3.000%, 07/01/2030 to 12/01/2032	1,696,998	1,616,247
3.500%, 04/01/2032	752,321	722,232
4.050%, 08/28/2025	2,000,000	1,955,985
4.083%, (12 month LIBOR + 1.618%), 05/01/2045 (A)	287,950	288,065
4.250%, 08/25/2027	2,000,000	1,941,152
5.500%, 02/28/2028	2,060,000	2,037,660
7.000%, 04/01/2031 to 04/01/2032	238	247
Federal National Mortgage Association
0.375%, 08/25/2025	5,000,000	4,549,743
0.625%, 04/22/2025	4,000,000	3,699,263
0.650%, 12/17/2025	2,000,000	1,808,227
2.500%, 10/01/2027 to 09/01/2034	1,806,163	1,668,003
3.000%, 03/01/2028 to 09/01/2034	4,528,651	4,307,648
3.500%, 07/01/2031 to 06/01/2034	2,979,969	2,859,755
6.500%, 01/01/2039	225,210	235,560
7.000%, 12/01/2026 to 01/01/2029	579	599
8.000%, 10/01/2024 to 09/01/2030	627	654
		103,909,413
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $169,097,834)		$159,313,133
MUNICIPAL BONDS – 4.5%
City of Houston (Texas) 3.628%, 05/15/2024	1,000,000	983,375
City of Houston, GO (Texas) 2.110%, 03/01/2025	1,000,000	947,559
City of New York, GO
1.990%, 10/01/2026	1,000,000	910,367
3.250%, 03/01/2024	1,000,000	984,360
County of Orange (Florida) 2.280%, 01/01/2026	1,000,000	932,891

The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
Los Angeles Unified School District, GO (California) 1.540%, 09/15/2025	$1,000,000	$917,728
New York State Urban Development Corp. 3.080%, 03/15/2024	1,000,000	982,357
State of California, GO 2.375%, 10/01/2026	1,000,000	925,548
TOTAL MUNICIPAL BONDS (Cost $8,159,308)		$7,584,185
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.6%
U.S. Government Agency – 0.6%
Federal Home Loan Mortgage Corp. Series K038, Class X1 IO 1.229%, 03/25/2024	7,330,456	33,630
Federal National Mortgage Association Series 427, Class C20 IO 2.000%, 02/25/2051	1,162,794	152,320
Government National Mortgage Association
Series 2012-114, Class IO, 0.620%, 01/16/2053	872,459	13,367
Series 2017-109, Class IO, 0.230%, 04/16/2057	860,183	15,357
Series 2017-124, Class IO, 0.619%, 01/16/2059	826,275	24,671
Series 2017-140, Class IO, 0.486%, 02/16/2059	641,231	20,556
Series 2017-20, Class IO, 0.530%, 12/16/2058	1,569,607	38,387
Series 2017-41, Class IO, 0.593%, 07/16/2058	867,431	23,552
Series 2017-46, Class IO, 0.698%, 11/16/2057	1,323,056	48,720
Series 2017-61, Class IO, 0.745%, 05/16/2059	743,520	26,588
Series 2017-74, Class IO, 0.445%, 09/16/2058	1,281,735	28,263
Series 2017-89, Class IO, 0.494%, 07/16/2059	1,085,185	32,373
Series 2018-9, Class IO, 0.443%, 01/16/2060	1,353,791	39,953
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2020-118, Class IO, 0.881%, 06/16/2062	$1,380,271	$82,984
Series 2020-119, Class IO, 0.602%, 08/16/2062	783,432	38,006
Series 2020-120, Class IO, 0.761%, 05/16/2062	2,060,498	116,825
Series 2020-137, Class IO, 0.795%, 09/16/2062	1,403,418	77,198
Series 2020-170, Class IO, 0.833%, 11/16/2062	1,543,912	95,572
Series 2021-40, Class IO, 0.824%, 02/16/2063	485,374	30,146
Series 2022-53, Class IO, 0.712%, 06/16/2064	1,717,394	93,420
		1,031,888
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,181,616)		$1,031,888
SHORT-TERM INVESTMENTS – 0.2%
Short-term funds – 0.2%
John Hancock Collateral Trust, 5.1773% (B)(C)	40,189	401,677
TOTAL SHORT-TERM INVESTMENTS (Cost $401,692)		$401,677
Total Investments (Short Term Government Income Trust) (Cost $180,840,450) – 99.5%		$168,330,883
Other assets and liabilities, net – 0.5%		786,708
TOTAL NET ASSETS – 100.0%		$169,117,591
Security Abbreviations and Legend
GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	The rate shown is the annualized seven-day yield as of 6-30-23.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	33	Long	Sep 2023	$3,606,596	$3,534,094	$(72,502)
						$(72,502)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 14.7%
U.S. Government – 11.8%
U.S. Treasury Bonds
2.000%, 02/15/2050		$4,548,000	$3,117,690
2.375%, 02/15/2042		2,250,000	1,751,748
2.750%, 11/15/2042		995,000	818,426
3.000%, 02/15/2049 to 08/15/2052		8,210,000	6,953,117
3.625%, 02/15/2053		2,845,000	2,730,311
U.S. Treasury Notes
0.500%, 02/28/2026		1,775,000	1,594,449
1.500%, 01/31/2027		4,680,000	4,239,239
1.875%, 02/15/2032		1,509,000	1,292,553
2.375%, 03/31/2029		2,195,000	2,003,966
2.625%, 05/31/2027		1,015,000	953,704
2.750%, 08/15/2032		4,205,000	3,854,967
2.875%, 05/15/2032		10,035,000	9,304,325
3.500%, 02/15/2033		5,560,000	5,415,788
			44,030,283
U.S. Government Agency – 2.9%
Federal Home Loan Mortgage Corp.
4.500%, 08/01/2052		862,788	829,400
5.000%, 08/01/2052 to 11/01/2052		2,818,834	2,782,898
5.500%, 11/01/2052		714,034	715,394
Federal National Mortgage Association
4.500%, 09/01/2052		2,052,754	1,984,222
5.000%, 11/01/2052		769,817	759,584
5.500%, 10/01/2052 to 12/01/2052		3,862,880	3,863,021
			10,934,519
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $57,567,466)			$54,964,802
FOREIGN GOVERNMENT OBLIGATIONS – 22.7%
Australia – 1.6%
Commonwealth of Australia
0.500%, 09/21/2026	AUD	775,000	462,203
1.000%, 12/21/2030		905,000	488,109
2.250%, 11/20/2034		795,000	407,743
New South Wales Treasury Corp.
1.250%, 03/20/2025		1,370,000	864,385
1.500%, 02/20/2032		2,750,000	1,432,738
3.000%, 05/20/2027		1,260,000	802,148
Queensland Treasury Corp. 2.750%, 08/20/2027 (A)		910,000	572,151
Western Australian Treasury Corp. 1.500%, 10/22/2030		1,600,000	877,143
			5,906,620
Austria – 0.2%
Republic of Austria 0.500%, 02/20/2029 (A)	EUR	755,000	719,203
Brazil – 0.9%
Federative Republic of Brazil 10.000%, 01/01/2025 to 01/01/2027	BRL	16,510,000	3,409,463
Canada – 2.8%
CPPIB Capital, Inc. 2.250%, 12/01/2031 (A)	CAD	635,000	420,310
Government of Canada
0.500%, 12/01/2030		1,540,000	945,622
1.250%, 03/01/2025		3,065,000	2,191,044
1.500%, 09/01/2024		885,000	642,711
2.750%, 06/01/2033		1,820,000	1,314,590
Province of Alberta 0.625%, 04/18/2025	EUR	455,000	469,566
Province of British Columbia 4.199%, 07/06/2033 (B)		$750,000	746,721
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Canada (continued)
Province of Ontario
1.350%, 12/02/2030	CAD	2,750,000	$1,729,672
3.450%, 06/02/2045		1,060,000	722,160
Province of Quebec
0.200%, 04/07/2025	EUR	285,000	291,854
1.500%, 12/15/2023	GBP	497,000	619,144
3.000%, 09/01/2023	CAD	650,000	489,093
			10,582,487
China – 0.2%
People's Republic of China 2.690%, 08/12/2026	CNY	4,220,000	586,964
Colombia – 0.2%
Republic of Colombia
3.250%, 04/22/2032		$335,000	247,585
4.500%, 03/15/2029		235,000	205,582
5.625%, 02/26/2044		235,000	174,548
			627,715
Finland – 0.2%
Republic of Finland 4.960%, (3 month NIBOR + 1.250%), 01/10/2025 (C)	NOK	7,000,000	663,525
Germany – 1.1%
Federal Republic of Germany 3.250%, 07/04/2042	EUR	435,000	528,683
Federal Republic of Germany, Zero Coupon 0.000%, 11/15/2027 to 05/15/2035		3,900,000	3,515,304
			4,043,987
Greece – 0.1%
Republic of Greece 2.000%, 04/22/2027 (A)		414,000	427,680
India – 0.9%
Export-Import Bank of India 3.875%, 02/01/2028 (A)		$630,000	590,602
Republic of India
5.220%, 06/15/2025	INR	80,250,000	945,731
6.100%, 07/12/2031		33,840,000	386,500
6.450%, 10/07/2029		33,000,000	388,408
7.060%, 04/10/2028		45,750,000	556,653
7.260%, 02/06/2033		29,600,000	364,486
7.270%, 04/08/2026		15,300,000	187,323
			3,419,703
Indonesia – 3.5%
Perusahaan Penerbit SBSN Indonesia III 4.150%, 03/29/2027 (A)		$940,000	921,200
Republic of Indonesia
1.100%, 03/12/2033	EUR	261,000	210,357
2.150%, 07/18/2024 (A)		740,000	789,302
3.050%, 03/12/2051		$545,000	398,154
3.850%, 10/15/2030		405,000	377,123
5.125%, 04/15/2027	IDR	6,216,000,000	407,114
6.375%, 08/15/2028 to 04/15/2032		44,636,000,000	3,017,649
6.500%, 06/15/2025		41,210,000,000	2,781,181
6.625%, 05/15/2033		6,431,000,000	436,435
7.500%, 06/15/2035 to 05/15/2038		10,834,000,000	783,297
8.125%, 05/15/2024		3,514,000,000	238,969
8.375%, 09/15/2026		12,897,000,000	920,770
8.750%, 05/15/2031		17,423,000,000	1,335,145
9.000%, 03/15/2029		6,709,000,000	511,067
			13,127,763
Ireland – 0.1%
Republic of Ireland 1.100%, 05/15/2029	EUR	315,000	311,533

The accompanying notes are an integral part of the financial statements.	90

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Italy – 0.2%
Republic of Italy 1.250%, 02/17/2026		$742,000	$662,294
Japan – 0.8%
Government of Japan
0.005%, 03/20/2027	JPY	107,000,000	742,679
0.100%, 06/20/2025		319,300,000	2,220,625
			2,963,304
Malaysia – 1.3%
Government of Malaysia
3.733%, 06/15/2028	MYR	1,930,000	415,355
3.828%, 07/05/2034		1,965,000	413,436
3.844%, 04/15/2033		4,313,000	917,903
3.882%, 03/14/2025		2,835,000	611,806
3.899%, 11/16/2027		3,370,000	729,399
3.900%, 11/30/2026		1,805,000	391,001
3.906%, 07/15/2026		3,855,000	835,820
4.498%, 04/15/2030		3,215,000	720,436
			5,035,156
Mexico – 1.9%
Government of Mexico
5.000%, 03/06/2025	MXN	46,880,000	2,527,719
7.500%, 05/26/2033		46,370,000	2,494,016
7.750%, 05/29/2031		40,230,000	2,221,945
			7,243,680
New Zealand – 1.5%
Government of New Zealand
0.500%, 05/15/2024 to 05/15/2026	NZD	3,205,000	1,856,135
2.750%, 04/15/2025		690,000	405,499
3.500%, 04/14/2033		2,285,000	1,278,298
New Zealand Local Government Funding Agency
1.500%, 04/15/2026		680,000	376,499
3.000%, 05/15/2035		1,135,000	551,430
3.500%, 04/14/2033		1,035,000	550,211
4.500%, 04/15/2027		1,190,000	712,109
			5,730,181
Norway – 1.1%
Kingdom of Norway
1.250%, 09/17/2031 (A)	NOK	11,450,000	884,010
1.750%, 03/13/2025 to 02/17/2027 (A)		11,725,000	1,046,862
2.125%, 05/18/2032 (A)		10,990,000	903,495
Kommunalbanken AS
4.250%, 07/16/2025	AUD	1,070,000	705,299
5.250%, 07/15/2024		764,000	511,028
			4,050,694
Philippines – 1.4%
Republic of the Philippines
0.875%, 05/17/2027	EUR	1,465,000	1,414,385
2.625%, 08/12/2025	PHP	88,455,000	1,490,787
3.625%, 09/09/2025		32,845,000	560,895
6.125%, 08/22/2028		50,410,000	910,841
6.250%, 01/14/2036		43,000,000	752,250
			5,129,158
Qatar – 0.2%
State of Qatar 4.817%, 03/14/2049 (A)		$710,000	681,543
Singapore – 0.3%
Republic of Singapore
1.250%, 11/01/2026	SGD	200,000	138,374
3.375%, 09/01/2033		1,250,000	948,314
			1,086,688
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
South Korea – 1.7%
Republic of Korea
1.375%, 12/10/2029	KRW	557,700,000	$366,886
2.125%, 06/10/2027		1,303,700,000	934,177
2.375%, 03/10/2027		3,972,830,000	2,882,558
3.125%, 09/10/2024 to 09/10/2027		2,122,530,000	1,591,919
4.250%, 12/10/2032		893,100,000	708,016
			6,483,556
United Arab Emirates – 0.1%
Government of Abu Dhabi 3.875%, 04/16/2050 (A)		$475,000	398,848
United Kingdom – 0.4%
Government of United Kingdom
0.125%, 01/31/2024	GBP	260,000	320,674
0.250%, 01/31/2025		335,000	392,707
4.250%, 12/07/2027		750,000	929,625
			1,643,006
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $90,558,753)			$84,934,751
CORPORATE BONDS – 45.6%
Communication services – 4.4%
AT&T, Inc. 0.900%, 03/25/2024		$315,000	304,242
CCO Holdings LLC
4.250%, 02/01/2031 (A)		1,645,000	1,330,755
4.500%, 06/01/2033 (A)		510,000	400,495
Cellnex Telecom SA 1.875%, 06/26/2029	EUR	500,000	460,463
Charter Communications Operating LLC
2.800%, 04/01/2031		$230,000	185,072
5.125%, 07/01/2049		1,395,000	1,097,479
5.750%, 04/01/2048		790,000	676,209
Globo Comunicacao e Participacoes SA 5.500%, 01/14/2032 (A)		550,000	428,725
IHS Holding, Ltd. 6.250%, 11/29/2028 (A)		370,000	301,750
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029 (A)		785,000	659,625
Match Group Holdings II LLC 4.125%, 08/01/2030 (A)		705,000	603,833
News Corp. 3.875%, 05/15/2029 (A)		1,685,000	1,479,103
Sirius XM Radio, Inc. 4.125%, 07/01/2030 (A)		1,160,000	947,203
Sprint LLC 7.625%, 02/15/2025		370,000	377,942
T-Mobile USA, Inc.
2.625%, 02/15/2029		435,000	377,810
2.875%, 02/15/2031		400,000	338,104
3.375%, 04/15/2029		470,000	424,433
3.500%, 04/15/2031		785,000	692,683
4.750%, 02/01/2028		165,000	160,293
Virgin Media Finance PLC 5.000%, 07/15/2030 (A)		720,000	573,188
Virgin Media Secured Finance PLC
4.500%, 08/15/2030 (A)		670,000	561,675
5.500%, 05/15/2029 (A)		1,161,000	1,050,186
Vmed O2 UK Financing I PLC
3.250%, 01/31/2031 (A)	EUR	735,000	655,947
4.250%, 01/31/2031 (A)		$1,225,000	990,484
WMG Acquisition Corp. 3.000%, 02/15/2031 (A)		1,910,000	1,545,152
			16,622,851

The accompanying notes are an integral part of the financial statements.	91

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary – 5.9%
BMW Finance NV 1.000%, 11/14/2024	EUR	410,000	$429,957
Carnival Corp. 5.750%, 03/01/2027 (A)		$1,165,000	1,072,487
Duke University 3.299%, 10/01/2046		781,000	609,701
Ford Motor Company 3.250%, 02/12/2032		580,000	456,277
Ford Motor Credit Company LLC
2.748%, 06/14/2024	GBP	316,000	383,060
2.900%, 02/16/2028		$360,000	308,303
3.625%, 06/17/2031		1,220,000	999,942
4.000%, 11/13/2030		255,000	217,919
4.125%, 08/17/2027		205,000	187,195
4.542%, 08/01/2026		445,000	418,298
4.950%, 05/28/2027		1,115,000	1,051,765
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (A)		485,000	404,362
4.875%, 01/15/2030		710,000	662,018
Hyatt Hotels Corp. 5.750%, 04/23/2030		1,104,000	1,104,547
Massachusetts Institute of Technology 2.989%, 07/01/2050		465,000	347,709
MercadoLibre, Inc.
2.375%, 01/14/2026		565,000	511,687
3.125%, 01/14/2031		450,000	358,693
MGM Resorts International 4.750%, 10/15/2028		105,000	95,324
New Red Finance, Inc.
3.500%, 02/15/2029 (A)		1,618,000	1,418,947
3.875%, 01/15/2028 (A)		970,000	886,749
4.000%, 10/15/2030 (A)		2,124,000	1,817,788
Premier Entertainment Sub LLC
5.625%, 09/01/2029 (A)		210,000	159,065
5.875%, 09/01/2031 (A)		503,000	371,088
President and Fellows of Harvard College 2.517%, 10/15/2050		1,020,000	681,998
Royal Caribbean Cruises, Ltd.
5.500%, 04/01/2028 (A)		1,235,000	1,151,687
11.625%, 08/15/2027 (A)		264,000	287,084
Travel + Leisure Company
4.500%, 12/01/2029 (A)		895,000	761,489
6.625%, 07/31/2026 (A)		372,000	369,172
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028 (A)		660,000	602,712
Yum! Brands, Inc.
3.625%, 03/15/2031		1,795,000	1,550,745
4.625%, 01/31/2032		875,000	790,421
4.750%, 01/15/2030 (A)		1,773,000	1,660,255
			22,128,444
Consumer staples – 3.2%
Becle SAB de CV 2.500%, 10/14/2031 (A)		795,000	641,446
Darling Ingredients, Inc. 6.000%, 06/15/2030 (A)		1,295,000	1,264,767
JBS USA LUX SA
3.625%, 01/15/2032 (A)		1,070,000	868,241
5.750%, 04/01/2033 (A)		735,000	690,865
Kraft Heinz Foods Company
4.250%, 03/01/2031		1,525,000	1,450,681
4.375%, 06/01/2046		1,445,000	1,228,040
6.875%, 01/26/2039		1,220,000	1,374,922
7.125%, 08/01/2039 (A)		490,000	545,629
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
MARB BondCo PLC 3.950%, 01/29/2031 (A)		$1,205,000	$862,610
Natura & Company Luxembourg Holdings Sarl 6.000%, 04/19/2029 (A)		390,000	361,461
Natura Cosmeticos SA 4.125%, 05/03/2028 (A)		830,000	718,010
NBM US Holdings, Inc. 7.000%, 05/14/2026 (A)		205,000	198,838
Post Holdings, Inc.
4.500%, 09/15/2031 (A)		515,000	439,827
5.500%, 12/15/2029 (A)		285,000	262,989
5.625%, 01/15/2028 (A)		1,255,000	1,205,867
			12,114,193
Energy – 6.6%
Aker BP ASA 3.750%, 01/15/2030 (A)		750,000	666,586
Cenovus Energy, Inc.
3.500%, 02/07/2028	CAD	510,000	360,755
5.250%, 06/15/2037		$194,000	178,559
5.400%, 06/15/2047		777,000	703,378
6.750%, 11/15/2039		1,806,000	1,893,249
Cheniere Energy Partners LP 4.000%, 03/01/2031		1,642,000	1,445,764
Civitas Resources, Inc. 8.750%, 07/01/2031 (A)		1,000,000	1,013,800
Continental Resources, Inc.
2.875%, 04/01/2032 (A)		1,596,000	1,226,214
5.750%, 01/15/2031 (A)		1,490,000	1,416,480
Ecopetrol SA
4.625%, 11/02/2031		435,000	335,789
5.375%, 06/26/2026		230,000	220,112
5.875%, 05/28/2045		235,000	161,007
6.875%, 04/29/2030		470,000	428,763
Enbridge, Inc. 3.125%, 11/15/2029		990,000	874,126
EQT Corp.
3.625%, 05/15/2031 (A)		1,645,000	1,414,852
3.900%, 10/01/2027		325,000	300,469
Kinder Morgan, Inc. 5.300%, 12/01/2034		230,000	221,449
MC Brazil Downstream Trading SARL 7.250%, 06/30/2031 (A)		922,770	623,255
Medco Oak Tree Pte, Ltd. 7.375%, 05/14/2026 (A)		1,180,000	1,159,990
Occidental Petroleum Corp.
3.200%, 08/15/2026		154,000	139,783
3.400%, 04/15/2026		638,000	590,350
6.125%, 01/01/2031		955,000	969,707
6.625%, 09/01/2030		1,160,000	1,205,356
7.500%, 05/01/2031		565,000	616,890
Ovintiv, Inc. 6.500%, 08/15/2034 to 02/01/2038		1,375,000	1,366,211
Pertamina Persero PT
3.100%, 01/21/2030 (A)		255,000	224,081
3.650%, 07/30/2029 (A)		295,000	271,898
Petrorio Luxembourg Trading Sarl 6.125%, 06/09/2026 (A)		505,000	485,105
QatarEnergy
2.250%, 07/12/2031 (A)		935,000	783,504
3.300%, 07/12/2051 (A)		295,000	216,577
Southwestern Energy Company 5.700%, 01/23/2025		17,000	16,910
The Williams Companies, Inc. 3.500%, 11/15/2030		80,000	71,516

The accompanying notes are an integral part of the financial statements.	92

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
TransCanada PipeLines, Ltd. 4.100%, 04/15/2030		$1,460,000	$1,355,732
Transcontinental Gas Pipe Line Company LLC 3.250%, 05/15/2030		80,000	71,101
Var Energi ASA 7.500%, 01/15/2028 (A)		680,000	698,857
Western Midstream Operating LP 4.300%, 02/01/2030		975,000	875,402
			24,603,577
Financials – 8.0%
American International Group, Inc. 8.175%, (8.175% to 5-15-38, then 3 month LIBOR + 4.195%), 05/15/2068		1,700,000	1,891,953
Asian Development Bank 3.000%, 10/14/2026	AUD	565,000	358,872
Bank of Montreal 7.325%, (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%), 11/26/2082	CAD	1,230,000	910,446
Berkshire Hathaway Finance Corp. 2.375%, 06/19/2039	GBP	610,000	523,812
Berkshire Hathaway, Inc., Zero Coupon 0.000%, 03/12/2025	EUR	975,000	995,504
Chubb INA Holdings, Inc. 0.300%, 12/15/2024		875,000	900,351
European Financial Stability Facility, Zero Coupon 0.000%, 10/15/2025		575,000	580,539
European Investment Bank 0.250%, 01/20/2032		1,085,000	938,748
Fidelity National Information Services, Inc.
1.000%, 12/03/2028		425,000	395,164
1.500%, 05/21/2027		820,000	811,630
Fiserv, Inc. 1.125%, 07/01/2027		290,000	284,062
Inter-American Development Bank
2.700%, 01/29/2026	AUD	582,000	369,949
2.750%, 10/30/2025		500,000	319,474
International Bank for Reconstruction & Development
1.200%, 08/08/2034	EUR	1,940,000	1,741,704
1.250%, 03/16/2026	NOK	2,920,000	250,056
1.800%, 01/19/2027	CAD	625,000	433,388
1.900%, 01/16/2025		705,000	507,456
5.000%, 06/22/2026	NZD	1,905,000	1,159,926
International Development Association 1.750%, 02/17/2027	NOK	2,750,000	233,238
International Finance Corp.
0.375%, 09/10/2025	NZD	1,240,000	681,279
2.550%, 09/18/2023	CNY	3,110,000	428,050
3.600%, 02/24/2026	AUD	1,395,000	906,807
KfW 2.875%, 02/17/2027	NOK	2,280,000	201,485
MSCI, Inc.
3.250%, 08/15/2033 (A)		$390,000	314,090
3.625%, 09/01/2030 to 11/01/2031 (A)		2,874,000	2,466,792
3.875%, 02/15/2031 (A)		765,000	662,892
Nordea Eiendomskreditt AS 4.500%, (3 month NIBOR + 0.340%), 06/19/2024 (C)	NOK	8,000,000	746,322
Nordic Investment Bank
1.875%, 04/10/2024		3,920,000	357,356
3.000%, 08/23/2027		5,180,000	457,105
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Nordic Investment Bank (continued)
4.000%, 11/04/2026	NOK	2,000,000	$184,277
Popular, Inc.
6.125%, 09/14/2023		$715,000	712,959
7.250%, 03/13/2028		750,000	749,138
QNB Finance, Ltd. 3.500%, 03/28/2024		330,000	324,060
Royal Bank of Canada 4.200%, (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%), 02/24/2027 (D)	CAD	615,000	346,638
The Asian Infrastructure Investment Bank 0.200%, 12/15/2025	GBP	630,000	695,057
The Bank of Nova Scotia 8.625%, (8.625% to 10-27-27, then 5 Year CMT + 4.389%), 10/27/2082		$885,000	922,097
The Goldman Sachs Group, Inc.
0.250%, 01/26/2028	EUR	80,000	72,960
1.375%, 05/15/2024		983,000	1,047,657
2.000%, 11/01/2028		328,000	322,966
The Toronto-Dominion Bank 8.125%, (8.125% to 10-31-27, then 5 Year CMT + 4.075%), 10/31/2082		$960,000	975,245
U.S. Bancorp
0.850%, 06/07/2024	EUR	2,040,000	2,132,294
3.700%, (3.700% to 1-15-27, then 5 Year CMT + 2.541%), 01/15/2027 (D)		$637,000	472,590
			29,786,388
Health care – 3.9%
Allergan Funding SCS
1.250%, 06/01/2024	EUR	520,000	547,678
2.625%, 11/15/2028		300,000	298,724
Becton Dickinson Euro Finance Sarl 1.208%, 06/04/2026		745,000	752,469
Centene Corp.
2.500%, 03/01/2031		$905,000	721,710
3.000%, 10/15/2030		1,795,000	1,495,768
3.375%, 02/15/2030		1,765,000	1,516,912
4.625%, 12/15/2029		260,000	239,314
DH Europe Finance II Sarl 0.450%, 03/18/2028	EUR	1,630,000	1,532,218
HCA, Inc.
3.500%, 09/01/2030		$3,693,000	3,237,098
4.125%, 06/15/2029		1,175,000	1,087,332
5.500%, 06/01/2033		715,000	713,786
Rede D'or Finance Sarl
4.500%, 01/22/2030 (A)		367,000	312,868
4.950%, 01/17/2028 (A)		310,000	283,389
Thermo Fisher Scientific, Inc.
0.500%, 03/01/2028	EUR	650,000	613,106
0.750%, 09/12/2024		282,000	295,958
1.400%, 01/23/2026		468,000	479,045
UnitedHealth Group, Inc. 0.550%, 05/15/2024		$395,000	378,534
			14,505,909
Industrials – 4.2%
AECOM 5.125%, 03/15/2027		1,235,000	1,194,949
Airbus SE 1.625%, 06/09/2030	EUR	255,000	245,336
American Airlines, Inc.
5.500%, 04/20/2026 (A)		$970,000	960,969
5.750%, 04/20/2029 (A)		790,000	767,073

The accompanying notes are an integral part of the financial statements.	93

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
DAE Funding LLC 3.375%, 03/20/2028 (A)		$640,000	$575,054
Delta Air Lines 2020-1 Class A Pass Through Trust 2.500%, 12/10/2029		393,619	339,266
Delta Air Lines, Inc.
2.900%, 10/28/2024		540,000	518,384
4.750%, 10/20/2028 (A)		3,217,000	3,122,706
7.375%, 01/15/2026		165,000	172,010
Indian Railway Finance Corp., Ltd. 3.249%, 02/13/2030 (A)		645,000	562,666
Johnson Controls International PLC 0.375%, 09/15/2027	EUR	240,000	225,485
Simpar Finance Sarl 10.750%, 02/12/2028 (A)	BRL	1,500,000	243,568
Singapore Airlines, Ltd. 3.375%, 01/19/2029		$420,000	386,677
The Boeing Company
5.150%, 05/01/2030		2,425,000	2,401,599
5.805%, 05/01/2050		850,000	846,898
Uber Technologies, Inc. 8.000%, 11/01/2026 (A)		500,000	509,556
United Rentals North America, Inc.
3.875%, 02/15/2031		1,120,000	969,695
4.000%, 07/15/2030		660,000	584,520
4.875%, 01/15/2028		530,000	504,343
6.000%, 12/15/2029 (A)		670,000	668,352
			15,799,106
Information technology – 0.3%
CDW LLC 4.250%, 04/01/2028		165,000	151,327
Dell International LLC 8.350%, 07/15/2046		541,000	663,434
Gartner, Inc. 3.750%, 10/01/2030 (A)		475,000	413,686
			1,228,447
Materials – 4.0%
Ardagh Metal Packaging Finance USA LLC 3.250%, 09/01/2028 (A)		960,000	824,609
Ball Corp.
2.875%, 08/15/2030		2,440,000	2,025,511
6.875%, 03/15/2028		1,120,000	1,142,247
Berry Global, Inc. 5.625%, 07/15/2027 (A)		590,000	577,463
Braskem Idesa SAPI 6.990%, 02/20/2032 (A)		480,000	310,938
Braskem Netherlands Finance BV
4.500%, 01/31/2030 (A)		570,000	489,668
5.875%, 01/31/2050 (A)		585,000	472,717
Cemex SAB de CV 3.875%, 07/11/2031 (A)		1,355,000	1,140,780
Cleveland-Cliffs, Inc.
4.625%, 03/01/2029 (A)(E)		1,675,000	1,508,574
4.875%, 03/01/2031 (A)		790,000	694,300
CSN Islands XI Corp. 6.750%, 01/28/2028 (A)		835,000	774,823
Ecolab, Inc. 1.000%, 01/15/2024	EUR	330,000	354,156
Freeport-McMoRan, Inc.
4.125%, 03/01/2028		$140,000	131,173
4.625%, 08/01/2030		740,000	697,265
5.400%, 11/14/2034		165,000	159,337
5.450%, 03/15/2043		1,905,000	1,776,305
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
FS Luxembourg Sarl 10.000%, 12/15/2025 (A)		$435,000	$445,785
Indonesia Asahan Aluminium Persero PT 4.750%, 05/15/2025 (A)		1,090,000	1,061,137
Sealed Air Corp. 5.000%, 04/15/2029 (A)		425,000	395,435
			14,982,223
Real estate – 2.2%
American Tower Corp.
0.500%, 01/15/2028	EUR	270,000	247,351
1.950%, 05/22/2026		305,000	309,421
American Tower Trust I 5.490%, 03/15/2028 (A)		$730,000	730,591
Boston Properties LP 2.750%, 10/01/2026		134,000	118,308
Crown Castle, Inc. 2.250%, 01/15/2031		215,000	175,234
Host Hotels & Resorts LP
3.375%, 12/15/2029		240,000	204,955
3.500%, 09/15/2030		240,000	203,306
SBA Communications Corp.
3.125%, 02/01/2029		955,000	809,511
3.875%, 02/15/2027		2,400,000	2,210,895
SBA Tower Trust 6.599%, 01/15/2028 (A)		950,000	965,339
VICI Properties LP
4.125%, 08/15/2030 (A)		895,000	787,985
4.625%, 12/01/2029 (A)		785,000	712,678
5.125%, 05/15/2032		925,000	865,471
			8,341,045
Utilities – 2.9%
Brazos Securitization LLC
5.014%, 03/01/2034 (A)		725,000	715,631
5.413%, 09/01/2052 (A)		655,000	669,628
DPL, Inc. 4.125%, 07/01/2025		1,330,000	1,266,825
E.ON SE 0.375%, 09/29/2027	EUR	315,000	301,259
EDP Finance BV 0.375%, 09/16/2026		130,000	127,075
Emera, Inc. 6.750%, (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%), 06/15/2076		$1,220,000	1,179,716
Engie SA 0.375%, 06/21/2027	EUR	300,000	287,564
FirstEnergy Corp.
4.150%, 07/15/2027		$890,000	845,350
7.375%, 11/15/2031		1,355,000	1,545,432
Greenko Dutch BV 3.850%, 03/29/2026 (A)		578,100	517,856
Greenko Solar Mauritius, Ltd. 5.550%, 01/29/2025 (A)		430,000	413,445
Greenko Wind Projects Mauritius, Ltd. 5.500%, 04/06/2025 (A)		775,000	740,808
Israel Electric Corp., Ltd. 3.750%, 02/22/2032 (A)		490,000	417,970
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125%, 05/15/2027 (A)		1,440,000	1,371,495
The AES Corp. 3.950%, 07/15/2030 (A)		160,000	143,443

The accompanying notes are an integral part of the financial statements.	94

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
United Electric Securitization LLC 5.109%, 06/01/2033 (A)	$170,000	$167,967
		10,711,464
TOTAL CORPORATE BONDS (Cost $190,497,322)		$170,823,647
CONVERTIBLE BONDS – 2.9%
Communication services – 0.6%
Liberty Broadband Corp. 3.125%, 03/31/2053 (A)	1,960,000	1,911,980
Liberty Media Corp. 0.500%, 12/01/2050 (A)	500,000	554,050
		2,466,030
Consumer discretionary – 0.8%
Burlington Stores, Inc. 2.250%, 04/15/2025 (E)	705,000	729,234
Carnival Corp. 5.750%, 12/01/2027 (A)	860,000	1,430,180
Marriott Vacations Worldwide Corp. 3.250%, 12/15/2027 (A)	755,000	714,608
		2,874,022
Industrials – 1.2%
Air Canada 4.000%, 07/01/2025	500,000	688,139
American Airlines Group, Inc. 6.500%, 07/01/2025	1,395,000	1,786,995
Southwest Airlines Company 1.250%, 05/01/2025	915,000	1,049,048
Uber Technologies, Inc. 3.756%, 12/15/2025 (F)	945,000	861,865
		4,386,047
Utilities – 0.3%
American Water Capital Corp. 3.625%, 06/15/2026 (A)	1,005,000	1,005,525
TOTAL CONVERTIBLE BONDS (Cost $10,666,392)		$10,731,624
MUNICIPAL BONDS – 1.9%
Board of Regents of the University of Texas System 2.439%, 08/15/2049	1,210,000	800,484
City of Norfolk (Virginia) 1.804%, 10/01/2031	410,000	335,022
City of San Antonio (Texas) 5.718%, 02/01/2041	240,000	257,230
Commonwealth of Massachusetts 2.900%, 09/01/2049	595,000	425,188
Louisiana Local Government Environmental Facilities & Community Development Authority 5.198%, 12/01/2039	730,000	744,567
Massachusetts Educational Financing Authority 5.950%, 07/01/2044	870,000	858,948
Massachusetts School Building Authority 2.950%, 05/15/2043	370,000	277,092
Massachusetts Water Resources Authority 3.124%, 08/01/2039	775,000	632,015
South Carolina Public Service Authority 5.740%, 01/01/2030	245,000	250,662
State Board of Administration Finance Corp. (Florida) 2.154%, 07/01/2030	333,000	277,558
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
University of Virginia 2.256%, 09/01/2050	$1,930,000	$1,198,458
University of Washington 2.618%, 04/01/2042	805,000	568,873
Utah Transit Authority 3.443%, 12/15/2042	655,000	527,346
TOTAL MUNICIPAL BONDS (Cost $7,180,216)		$7,153,443
TERM LOANS (G) – 0.7%
Consumer discretionary – 0.0%
APX Group, Inc., 2021 Term Loan B (Prime rate + 2.250% and 1 month SOFR + 3.250%) 8.461%, 07/10/2028	39,596	39,540
Industrials – 0.7%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month LIBOR + 4.750%) 10.000%, 04/20/2028	605,000	617,100
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 10.764%, 06/21/2027	668,000	693,190
United Airlines, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%) 9.292%, 04/21/2028	1,226,906	1,224,526
		2,534,816
TOTAL TERM LOANS (Cost $2,549,975)		$2,574,356
COLLATERALIZED MORTGAGE OBLIGATIONS – 5.8%
Commercial and residential – 3.5%
Arroyo Mortgage Trust Series 2019-1, Class A1 3.805%, 01/25/2049 (A)(H)	262,039	243,740
BOCA Commercial Mortgage Trust Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%) 7.466%, 05/15/2039 (A)(C)	300,000	296,169
BX Commercial Mortgage Trust
Series 2019-XL, Class A (1 month CME Term SOFR + 1.034%), 6.181%, 10/15/2036 (A)(C)	1,713,676	1,703,017
Series 2021-CIP, Class A (1 month LIBOR + 0.921%), 6.114%, 12/15/2038 (A)(C)	470,000	458,209
Series 2021-VOLT, Class A (1 month LIBOR + 0.700%), 5.893%, 09/15/2036 (A)(C)	535,000	517,676
BX Trust
Series 2022-CLS, Class A, 5.760%, 10/13/2027 (A)	595,000	572,852
Series 2022-GPA, Class A (1 month CME Term SOFR + 2.165%), 7.312%, 10/15/2039 (A)(C)	795,000	793,754
Series 2022-GPA, Class B (1 month CME Term SOFR + 2.664%), 7.811%, 10/15/2039 (A)(C)	480,000	477,593
Series 2022-GPA, Class D (1 month CME Term SOFR + 4.061%), 9.208%, 10/15/2039 (A)(C)	330,000	326,691
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class A (1 month LIBOR + 1.070%) 6.263%, 12/15/2037 (A)(C)	364,300	361,036
Citigroup Commercial Mortgage Trust Series 2023-SMRT, Class A 6.015%, 06/10/2028 (A)(H)	470,000	469,104

The accompanying notes are an integral part of the financial statements.	95

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
COLT Mortgage Loan Trust Series 2022-5, Class A1 4.550%, 04/25/2067 (A)(H)	$338,056	$324,696
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class A (1 month LIBOR + 0.980%), 6.173%, 05/15/2036 (A)(C)	1,032,431	1,027,278
Series 2019-NQM1, Class A1 (2.656% to 11-1-23, then 3.656% thereafter), 2.656%, 10/25/2059 (A)	75,384	71,721
GCAT Trust Series 2022-NQM4, Class A1 (5.269% to 8-1-26, then 6.269% thereafter) 5.269%, 08/25/2067 (A)	388,001	378,515
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2047 (A)	3,233,299	33,726
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	3,332,373	43,843
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (A)	3,420,867	41,448
InTown Mortgage Trust Series 2022-STAY, Class B (1 month CME Term SOFR + 3.286%) 8.433%, 08/15/2039 (A)(C)	640,000	639,600
Life Mortgage Trust
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%), 6.442%, 05/15/2039 (A)(C)	1,155,000	1,130,100
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%), 6.941%, 05/15/2039 (A)(C)	1,090,000	1,064,717
Series 2022-BMR2, Class D (1 month CME Term SOFR + 2.542%), 7.689%, 05/15/2039 (A)(C)	880,000	837,276
Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A 5.331%, 11/25/2034 (H)	68,989	68,419
SCOTT Trust Series 2023-SFS, Class AS 6.204%, 03/15/2040 (A)	300,000	292,579
Verus Securitization Trust
Series 2022-4, Class A2, 4.740%, 04/25/2067 (A)(H)	461,939	433,084
Series 2022-8, Class A3 (6.127% to 10-1-26, then 7.127% thereafter), 6.127%, 09/25/2067 (A)	289,216	284,127
Series 2022-INV1, Class A1 (5.041% to 8-1-26, then 6.041% thereafter), 5.041%, 08/25/2067 (A)	515,371	500,213
		13,391,183
U.S. Government Agency – 2.3%
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (1 month SOFR + 2.000%), 7.067%, 04/25/2042 (A)(C)	602,056	603,748
Series 2022-DNA4, Class M1A (1 month SOFR + 2.200%), 7.267%, 05/25/2042 (A)(C)	711,575	716,115
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%), 8.417%, 05/25/2042 (A)(C)	$1,165,000	$1,178,106
Series 2022-DNA6, Class M1A (1 month SOFR + 2.150%), 7.217%, 09/25/2042 (A)(C)	717,472	721,806
Series 2022-DNA7, Class M1A (1 month SOFR + 2.500%), 7.567%, 03/25/2052 (A)(C)	552,306	556,968
Series 2022-HQA1, Class M1B (1 month SOFR + 3.500%), 8.567%, 03/25/2042 (A)(C)	365,000	371,830
Series 2022-HQA3, Class M1B (1 month SOFR + 3.550%), 8.617%, 08/25/2042 (A)(C)	540,000	547,425
Federal National Mortgage Association
Series 2022-R01, Class 1M1 (1 month SOFR + 1.000%), 6.067%, 12/25/2041 (A)(C)	221,222	218,801
Series 2022-R03, Class 1M1 (1 month SOFR + 2.100%), 7.167%, 03/25/2042 (A)(C)	90,842	91,190
Series 2022-R04, Class 1M1 (1 month SOFR + 2.000%), 7.067%, 03/25/2042 (A)(C)	185,156	185,576
Series 2022-R05, Class 2M2 (1 month SOFR + 3.000%), 8.067%, 04/25/2042 (A)(C)	1,240,000	1,235,356
Series 2022-R06, Class 1M1 (1 month SOFR + 2.750%), 7.817%, 05/25/2042 (A)(C)	346,779	353,529
Series 2022-R09, Class 2M1 (1 month SOFR + 2.500%), 7.567%, 09/25/2042 (A)(C)	666,411	669,536
Series 2023-R01, Class 1M1 (1 month SOFR + 2.400%), 7.467%, 12/25/2042 (A)(C)	491,120	494,029
Series 2023-R03, Class 2M2 (1 month SOFR + 3.900%), 8.967%, 04/25/2043 (A)(C)	320,000	326,600
Federal National Mortgage Association Series 2021-R02, Class 2B2 (1 month SOFR + 6.200%) 11.267%, 11/25/2041 (A)(C)	285,000	272,023
		8,542,638
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,972,915)		$21,933,821
ASSET BACKED SECURITIES – 1.5%
DataBank Issuer Series 2023-1A, Class A2 5.116%, 02/25/2053 (A)	510,000	469,435
DB Master Finance LLC Series 2019-1A, Class A2II 4.021%, 05/20/2049 (A)	466,813	435,169
Domino's Pizza Master Issuer LLC Series 2015-1A, Class A2II 4.474%, 10/25/2045 (A)	846,175	806,744
FirstKey Homes Trust Series 2020-SFR2, Class A 1.266%, 10/19/2037 (A)	527,057	473,153

The accompanying notes are an integral part of the financial statements.	96

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Home Partners of America Trust Series 2019-1, Class B 3.157%, 09/17/2039 (A)	$336,740	$301,275
MetroNet Infrastructure Issuer LLC Series 2022-1A, Class A2 6.350%, 10/20/2052 (A)	173,000	166,791
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (A)	108,747	105,774
OCCU Auto Receivables Trust Series 2022-1A, Class A3 5.500%, 10/15/2027 (A)	605,000	598,221
Taco Bell Funding LLC Series 2016-1A, Class A23 4.970%, 05/25/2046 (A)	1,466,400	1,408,875
T-Mobile US Trust Series 2022-1A, Class A 4.910%, 05/22/2028 (A)	720,000	711,424
TOTAL ASSET BACKED SECURITIES (Cost $5,682,543)		$5,476,861
PREFERRED SECURITIES – 1.1%
Financials – 0.2%
Wells Fargo & Company, 5.850% (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	27,605	690,401
Utilities – 0.9%
NextEra Energy, Inc., 6.926%	51,700	2,341,493
The AES Corp., 6.875%	13,600	1,110,032
		3,451,525
TOTAL PREFERRED SECURITIES (Cost $4,542,517)		$4,141,926
PURCHASED OPTIONS – 0.0%
Puts – 0.0%
Over the Counter Option on the USD vs. JPY (Expiration Date: 7-19-23; Strike Price: $127.00; Counterparty: Morgan Stanley & Company International PLC) (I)(J)	325,000	0
TOTAL PURCHASED OPTIONS (Cost $2,350)		$0
SHORT-TERM INVESTMENTS – 2.6%
Short-term funds – 2.6%
John Hancock Collateral Trust, 5.1773% (K)(L)	984,458	9,839,463
TOTAL SHORT-TERM INVESTMENTS (Cost $9,840,312)		$9,839,463
Total Investments (Strategic Income Opportunities Trust) (Cost $401,060,761) – 99.5%		$372,574,694
Other assets and liabilities, net – 0.5%		1,786,026
TOTAL NET ASSETS – 100.0%		$374,360,720
Currency Abbreviations
Strategic Income Opportunities Trust (continued)
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $110,937,450 or 29.6% of the fund's net assets as of 6-30-23.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	All or a portion of this security is on loan as of 6-30-23.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Non-income producing security.
(J)	For this type of option, notional amounts are equivalent to number of contracts.
(K)	The rate shown is the annualized seven-day yield as of 6-30-23.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $1,458,536.

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	615,000	NZD	676,666	ANZ	9/20/2023	—	$(4,570)
CAD	1,006,855	USD	759,546	HUS	9/20/2023	$1,399	—
CAD	604,607	USD	455,728	MSCS	9/20/2023	1,213	—
EUR	307,500	CAD	447,244	HUS	9/20/2023	—	(1,185)
EUR	1,483,554	NOK	17,189,195	BARC	9/20/2023	19,320	—
The accompanying notes are an integral part of the financial statements.	97

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	111,267	NOK	1,284,739	CITI	9/20/2023	$1,865	—
EUR	1,084,917	NOK	12,505,522	GSI	9/20/2023	20,188	—
EUR	4,563,843	NOK	53,329,212	JPM	9/20/2023	17,376	—
EUR	1,550,625	NOK	18,165,632	MSCS	9/20/2023	1,574	—
EUR	388,197	USD	427,339	SSB	9/20/2023	—	$(2,119)
EUR	110,492	USD	121,172	UBS	9/20/2023	—	(141)
GBP	615,000	JPY	107,590,376	MSCS	9/20/2023	26,648	—
JPY	107,008,705	GBP	615,000	MSCS	9/20/2023	—	(30,728)
JPY	427,976,998	USD	3,081,250	BARC	9/20/2023	—	(79,701)
JPY	852,534,269	USD	6,162,500	CITI	9/20/2023	—	(183,387)
JPY	858,582,895	USD	6,170,000	HUS	9/20/2023	—	(148,466)
JPY	432,156,546	USD	3,083,125	JPM	9/20/2023	—	(52,264)
NOK	10,740,173	EUR	924,277	CITI	9/20/2023	—	(9,137)
NOK	55,259,694	EUR	4,696,070	GSI	9/20/2023	18,121	—
NOK	47,353,097	EUR	4,009,277	JPM	9/20/2023	31,824	—
NOK	10,849,309	EUR	928,793	MSCS	9/20/2023	—	(3,889)
NOK	10,821,260	EUR	928,793	RBC	9/20/2023	—	(6,509)
NOK	19,071,827	EUR	1,622,415	UBS	9/20/2023	4,440	—
SGD	13,071,129	USD	9,693,014	CIBC	9/20/2023	74	—
SGD	2,719,378	USD	2,021,422	MSCS	9/20/2023	—	(4,827)
SGD	2,711,665	USD	2,011,611	SSB	9/20/2023	—	(735)
USD	417,966	AUD	613,255	HUS	9/20/2023	8,565	—
USD	1,757,423	AUD	2,573,678	MSCS	9/20/2023	39,269	—
USD	5,824,160	AUD	8,563,871	SSB	9/20/2023	107,031	—
USD	1,248,811	AUD	1,838,341	UBS	9/20/2023	21,558	—
USD	1,801,399	BRL	8,905,578	CITI	9/20/2023	—	(33,044)
USD	475,332	CAD	626,108	BARC	9/20/2023	2,142	—
USD	6,826,791	CAD	9,048,992	CITI	9/20/2023	—	(12,118)
USD	1,901,329	CAD	2,497,399	HUS	9/20/2023	13,883	—
USD	855,598	CAD	1,125,593	JPM	9/20/2023	4,913	—
USD	380,266	CAD	500,073	UBS	9/20/2023	2,328	—
USD	13,016,953	EUR	11,986,255	BARC	9/20/2023	—	(112,464)
USD	1,984,684	EUR	1,820,467	JPM	9/20/2023	—	(9,406)
USD	3,373,321	EUR	3,085,000	MSCS	9/20/2023	—	(5,904)
USD	6,701,033	EUR	6,170,000	RBC	9/20/2023	—	(57,416)
USD	2,204,398	EUR	2,022,742	SSB	9/20/2023	—	(11,258)
USD	12,992,419	EUR	11,969,119	UBS	9/20/2023	—	(118,227)
USD	3,877,744	GBP	3,067,861	JPM	9/20/2023	—	(19,268)
USD	6,175,000	JPY	854,467,400	CITI	9/20/2023	182,333	—
USD	3,081,250	JPY	423,096,328	HUS	9/20/2023	113,931	—
USD	4,226,639	MXN	74,113,255	GSI	9/20/2023	—	(40,646)
USD	3,167,605	NOK	33,567,248	CITI	9/20/2023	31,930	—
USD	1,170,824	NZD	1,902,136	ANZ	9/20/2023	3,861	—
USD	1,173,152	NZD	1,902,136	BARC	9/20/2023	6,189	—
USD	1,172,952	NZD	1,902,136	HUS	9/20/2023	5,989	—
USD	3,267,781	NZD	5,311,339	JPM	9/20/2023	9,267	—
USD	699,713	NZD	1,134,148	SSB	9/20/2023	3,911	—
USD	4,060,270	SGD	5,433,289	CIBC	9/20/2023	31,135	—
USD	6,042,645	SGD	8,086,549	CITI	9/20/2023	45,946	—
USD	4,028,430	SGD	5,390,769	GSI	9/20/2023	30,827	—
USD	1,023,028	SGD	1,368,367	JPM	9/20/2023	8,295	—
USD	3,222,744	SGD	4,303,240	MSCS	9/20/2023	31,614	—
						$848,959	$(947,409)
The accompanying notes are an integral part of the financial statements.	98

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar
Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SSB	State Street Bank and Trust Company
UBS	UBS AG

See Notes to financial statements regarding investment transactions and other derivatives information.
Total Bond Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 67.6%
U.S. Government – 40.4%
U.S. Treasury Bonds
1.250%, 05/15/2050	$8,000,000	$4,498,438
2.000%, 11/15/2041 to 08/15/2051	19,000,000	13,304,101
2.250%, 08/15/2049	2,000,000	1,453,047
2.750%, 08/15/2047	3,000,000	2,413,125
2.875%, 05/15/2049	1,500,000	1,239,785
3.000%, 02/15/2047 to 08/15/2052	26,635,000	22,480,801
3.375%, 08/15/2042	8,000,000	7,261,562
3.625%, 02/15/2053	5,000,000	4,798,438
3.875%, 02/15/2043	4,000,000	3,900,000
4.000%, 11/15/2052	6,000,000	6,163,125
4.250%, 05/15/2039 to 11/15/2040	4,610,000	4,815,752
4.375%, 05/15/2041	1,830,000	1,925,861
4.625%, 02/15/2040	5,000,000	5,452,344
4.750%, 02/15/2041	2,000,000	2,207,891
U.S. Treasury Notes
0.250%, 07/31/2025 to 10/31/2025	16,000,000	14,469,844
0.375%, 09/15/2024 to 07/31/2027	3,800,000	3,424,922
0.500%, 10/31/2027	12,000,000	10,242,187
0.625%, 03/31/2027	6,000,000	5,238,281
0.750%, 03/31/2026	4,000,000	3,615,312
0.875%, 01/31/2024 to 09/30/2026	13,000,000	12,266,876
1.125%, 01/15/2025	20,000,000	18,807,812
1.250%, 08/31/2024	4,000,000	3,815,156
1.375%, 08/31/2026 to 11/15/2031	6,000,000	5,203,477
1.500%, 01/31/2027	30,000,000	27,174,602
1.750%, 12/31/2024 to 01/31/2029	34,000,000	30,389,063
2.125%, 05/31/2026	2,000,000	1,870,547
2.250%, 11/15/2027	20,595,000	18,969,121
2.375%, 05/15/2029	5,000,000	4,558,594
2.750%, 08/15/2032	5,000,000	4,583,789
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
2.875%, 05/15/2028 to 05/15/2032	$11,800,000	$11,052,110
3.000%, 10/31/2025	2,000,000	1,923,594
3.125%, 08/31/2027	4,000,000	3,825,469
3.375%, 05/15/2033	5,000,000	4,821,875
3.500%, 04/30/2030	3,000,000	2,912,813
3.625%, 05/15/2026	4,000,000	3,902,500
3.875%, 09/30/2029	10,000,000	9,901,563
4.000%, 10/31/2029	15,000,000	14,960,742
4.125%, 09/30/2027 to 11/15/2032	25,000,000	25,001,172
4.250%, 09/30/2024 to 10/15/2025	24,000,000	23,706,719
4.375%, 10/31/2024	10,000,000	9,879,297
4.500%, 11/15/2025	10,000,000	9,948,047
		368,379,754
U.S. Government Agency – 26.3%
Federal Home Loan Bank 5.500%, 07/15/2036	1,690,000	1,906,728
Federal Home Loan Mortgage Corp.
1.500%, 12/01/2036 to 03/01/2051	6,275,827	5,023,113
2.000%, 07/01/2035 to 05/01/2051	6,064,096	5,003,837
2.500%, 04/01/2031 to 04/01/2052	11,942,182	10,218,349
3.000%, 07/01/2032 to 03/01/2052	10,643,387	9,536,106
3.500%, 12/01/2025 to 07/01/2052	8,381,291	7,720,254
4.000%, 02/01/2024 to 09/01/2047	1,072,475	1,024,853
4.110%, (12 month LIBOR + 1.861%), 08/01/2037 (A)	355,863	361,817
4.500%, 05/01/2024 to 07/01/2052	5,364,438	5,206,695
5.000%, 04/01/2024 to 09/01/2039	144,800	144,740
5.500%, 04/01/2027 to 10/01/2052	1,663,492	1,662,582
6.000%, 10/01/2036 to 10/01/2038	122,213	125,896

The accompanying notes are an integral part of the financial statements.	99

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
6.250%, 07/15/2032	$450,000	$522,743
6.500%, 08/01/2037 to 08/01/2038	25,435	26,711
6.750%, 09/15/2029	1,200,000	1,369,150
7.000%, 04/01/2029 to 04/01/2032	8,366	8,663
7.500%, 09/01/2030 to 03/01/2032	4,037	4,264
8.000%, 02/01/2030	413	429
Federal National Mortgage Association
0.500%, 06/17/2025	3,000,000	2,754,248
1.500%, 11/01/2036 to 02/01/2051	6,682,726	5,612,019
2.000%, 02/01/2035 to 02/01/2052	61,806,632	51,521,974
2.125%, 04/24/2026	2,000,000	1,870,279
2.500%, 05/01/2028 to 02/01/2052	35,962,728	31,038,153
2.625%, 09/06/2024	1,000,000	970,356
3.000%, 01/01/2027 to 03/01/2052	17,275,811	15,581,406
3.500%, 12/01/2025 to 02/01/2052	10,509,150	9,731,013
3.710%, (12 month LIBOR + 1.335%), 01/01/2035 (A)	11,366	11,290
4.000%, 03/01/2024 to 06/01/2052	12,370,506	11,734,434
4.149%, (6 month LIBOR + 1.409%), 07/01/2034 (A)	52,155	52,074
4.175%, (12 month LIBOR + 1.925%), 10/01/2037 (A)	10,613	10,838
4.500%, 08/01/2024 to 09/01/2052	3,499,333	3,393,073
4.989%, (12 month LIBOR + 1.585%), 09/01/2037 (A)	38,414	38,851
4.995%, (12 month LIBOR + 1.843%), 04/01/2037 (A)	62,129	62,788
5.000%, 08/01/2023 to 08/01/2052	4,930,550	4,854,816
5.080%, (1 Year CMT + 2.185%), 05/01/2036 (A)	38,359	39,045
5.500%, 01/01/2034 to 11/01/2038	270,256	274,213
6.000%, 08/01/2023 to 08/01/2038	178,750	183,210
6.500%, 07/01/2031 to 12/01/2037	76,003	79,303
7.000%, 02/01/2031 to 10/01/2038	34,342	36,207
7.125%, 01/15/2030	209,000	245,474
7.250%, 05/15/2030	1,450,000	1,722,009
7.500%, 09/01/2030 to 08/01/2031	12,482	13,072
8.000%, 08/01/2030 to 09/01/2031	2,107	2,203
8.500%, 09/01/2030	245	258
Government National Mortgage Association
2.000%, 02/20/2051	11,569,945	9,744,442
2.500%, 08/20/2050 to 11/20/2051	13,758,331	11,957,802
3.000%, 08/15/2043 to 07/20/2051	11,131,452	10,039,938
3.500%, 04/15/2042 to 01/20/2052	9,158,148	8,526,479
4.000%, 11/15/2026 to 04/20/2049	3,738,422	3,585,301
4.500%, 08/15/2033 to 07/20/2052	3,642,828	3,529,283
5.000%, 10/15/2023 to 07/20/2040	422,341	421,214
5.500%, 08/15/2023 to 09/20/2039	176,841	178,938
6.000%, 07/15/2029 to 10/15/2038	133,694	136,803
6.500%, 05/15/2028 to 12/15/2038	105,258	109,471
7.000%, 08/15/2029 to 05/15/2032	15,443	15,768
7.500%, 09/15/2030 to 01/15/2031	4,482	4,647
		239,949,622
U.S Government Agency – 0.9%
Federal Home Loan Mortgage Corp.
5.000%, 03/01/2053 to 05/01/2053	1,588,239	1,557,610
5.500%, 04/01/2053	1,960,809	1,954,126
6.000%, 03/01/2053	1,460,856	1,476,385
Federal National Mortgage Association 5.500%, 05/01/2053	587,276	585,091
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S Government Agency (continued)
Government National Mortgage Association
4.000%, 02/20/2053	$989,493	$935,639
5.000%, 05/20/2053	997,924	980,592
5.500%, 01/20/2053	987,559	984,068
		8,473,511
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $674,790,263)		$616,802,887
FOREIGN GOVERNMENT OBLIGATIONS – 1.0%
Brazil – 0.2%
Federative Republic of Brazil 4.250%, 01/07/2025	1,612,000	1,581,978
Canada – 0.1%
Province of British Columbia 6.500%, 01/15/2026	490,000	506,948
Province of Quebec
7.125%, 02/09/2024	150,000	151,237
7.500%, 07/15/2023	410,000	410,238
		1,068,423
Israel – 0.1%
State of Israel 5.500%, 09/18/2023	455,000	454,810
Italy – 0.1%
Republic of Italy
5.375%, 06/15/2033	1,000,000	996,467
6.875%, 09/27/2023	300,000	300,600
		1,297,067
Japan – 0.1%
Japan Bank for International Cooperation 2.500%, 05/23/2024	800,000	777,358
Mexico – 0.3%
Government of Mexico
3.750%, 01/11/2028	2,000,000	1,901,741
6.050%, 01/11/2040	930,000	940,266
		2,842,007
Panama – 0.1%
Republic of Panama 6.700%, 01/26/2036	370,000	395,515
Peru – 0.0%
Republic of Peru 6.550%, 03/14/2037	250,000	280,000
Turkey – 0.0%
Republic of Turkey 6.000%, 01/14/2041	400,000	293,694
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $9,591,092)		$8,990,852
CORPORATE BONDS – 26.5%
Communication services – 2.3%
Alphabet, Inc.
1.100%, 08/15/2030	300,000	242,691
2.050%, 08/15/2050	400,000	250,227
AT&T, Inc.
2.550%, 12/01/2033	665,000	522,342
3.800%, 12/01/2057	609,000	440,914
4.750%, 05/15/2046	900,000	794,418
4.850%, 07/15/2045	500,000	442,537
5.150%, 03/15/2042	50,000	46,758
5.400%, 02/15/2034	1,000,000	1,001,718
6.375%, 03/01/2041	360,000	383,185
7.625%, 04/15/2031	285,000	321,506

The accompanying notes are an integral part of the financial statements.	100

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Baidu, Inc. 4.125%, 06/30/2025	$250,000	$241,292
British Telecommunications PLC 9.625%, 12/15/2030	190,000	233,770
Charter Communications Operating LLC
2.800%, 04/01/2031	600,000	482,796
5.050%, 03/30/2029	400,000	381,427
5.375%, 05/01/2047	500,000	413,278
Comcast Corp.
2.350%, 01/15/2027	455,000	417,766
2.887%, 11/01/2051	256,000	171,637
3.450%, 02/01/2050	500,000	380,532
3.999%, 11/01/2049	500,000	412,688
4.049%, 11/01/2052	1,000,000	830,665
4.600%, 10/15/2038	400,000	372,467
6.500%, 11/15/2035	52,000	58,215
Deutsche Telekom International Finance BV 8.750%, 06/15/2030	146,000	174,847
Discovery Communications LLC
4.125%, 05/15/2029	900,000	821,338
5.300%, 05/15/2049	400,000	331,467
Fox Corp. 3.500%, 04/08/2030	600,000	538,400
Grupo Televisa SAB 6.625%, 01/15/2040	220,000	228,199
Meta Platforms, Inc. 4.950%, 05/15/2033	700,000	699,458
Paramount Global 4.000%, 01/15/2026	600,000	571,128
Rogers Communications, Inc. 4.500%, 03/15/2042 (B)	700,000	581,071
TCI Communications, Inc. 7.125%, 02/15/2028	110,000	119,912
Telefonica Emisiones SA 7.045%, 06/20/2036	230,000	250,825
Telefonica Europe BV 8.250%, 09/15/2030	350,000	404,433
The Walt Disney Company 2.650%, 01/13/2031	400,000	348,255
Time Warner Cable Enterprises LLC 8.375%, 07/15/2033	525,000	576,698
T-Mobile USA, Inc.
3.000%, 02/15/2041	400,000	292,443
3.875%, 04/15/2030	600,000	552,761
4.500%, 04/15/2050	700,000	600,632
5.750%, 01/15/2054	700,000	722,914
TWDC Enterprises 18 Corp.
3.150%, 09/17/2025	500,000	480,064
4.125%, 06/01/2044	500,000	439,364
Verizon Communications, Inc.
1.680%, 10/30/2030	400,000	315,793
2.875%, 11/20/2050	500,000	325,744
4.016%, 12/03/2029	500,000	468,142
4.272%, 01/15/2036	458,000	412,950
4.522%, 09/15/2048	1,260,000	1,108,783
Vodafone Group PLC
4.375%, 05/30/2028 (C)	400,000	391,101
5.250%, 05/30/2048	300,000	281,769
		20,881,320
Consumer discretionary – 1.6%
Amazon.com, Inc.
2.100%, 05/12/2031	400,000	336,403
2.500%, 06/03/2050	800,000	531,993
4.050%, 08/22/2047	600,000	538,176
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Amazon.com, Inc. (continued)
4.700%, 12/01/2032	$700,000	$705,754
American Honda Finance Corp. 1.800%, 01/13/2031	600,000	485,851
AutoZone, Inc. 3.250%, 04/15/2025	1,000,000	957,040
Booking Holdings, Inc. 3.550%, 03/15/2028	300,000	281,843
Choice Hotels International, Inc. 3.700%, 01/15/2031	200,000	169,035
D.R. Horton, Inc. 1.400%, 10/15/2027	200,000	171,533
Expedia Group, Inc. 3.250%, 02/15/2030	300,000	261,105
General Motors Company 5.400%, 04/01/2048	300,000	257,745
General Motors Financial Company, Inc.
2.400%, 10/15/2028	300,000	254,009
3.100%, 01/12/2032	350,000	283,081
5.250%, 03/01/2026	650,000	640,152
Lennar Corp. 4.750%, 11/29/2027	300,000	291,076
Lowe's Companies, Inc.
3.375%, 09/15/2025	460,000	440,614
3.750%, 04/01/2032	700,000	633,552
McDonald's Corp. 3.300%, 07/01/2025	1,000,000	964,005
NIKE, Inc. 2.400%, 03/27/2025	1,000,000	956,329
Starbucks Corp. 3.550%, 08/15/2029	300,000	279,660
The Home Depot, Inc.
2.700%, 04/15/2030	700,000	621,909
3.350%, 09/15/2025	752,000	725,616
4.250%, 04/01/2046	390,000	345,717
5.875%, 12/16/2036	280,000	304,830
The TJX Companies, Inc.
3.875%, 04/15/2030	600,000	572,326
4.500%, 04/15/2050	600,000	561,988
Toll Brothers Finance Corp. 3.800%, 11/01/2029	200,000	179,117
Toyota Motor Credit Corp.
1.150%, 08/13/2027	500,000	432,230
1.900%, 09/12/2031	700,000	563,093
3.050%, 01/11/2028	300,000	277,920
Whirlpool Corp. 5.150%, 03/01/2043	300,000	266,010
		14,289,712
Consumer staples – 1.6%
Altria Group, Inc.
3.400%, 02/04/2041	400,000	279,186
4.500%, 05/02/2043	500,000	397,625
Anheuser-Busch Companies LLC
3.650%, 02/01/2026	800,000	774,853
4.900%, 02/01/2046	500,000	477,895
Anheuser-Busch InBev Worldwide, Inc.
4.500%, 06/01/2050	400,000	368,858
4.750%, 01/23/2029	500,000	497,828
BAT Capital Corp.
2.726%, 03/25/2031	600,000	477,889
3.215%, 09/06/2026	500,000	464,706
Constellation Brands, Inc. 4.500%, 05/09/2047	350,000	302,691
Costco Wholesale Corp. 1.600%, 04/20/2030	500,000	416,257

The accompanying notes are an integral part of the financial statements.	101

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Diageo Capital PLC 2.000%, 04/29/2030	$300,000	$252,813
General Mills, Inc. 2.875%, 04/15/2030	600,000	532,830
Kellogg Company 3.250%, 04/01/2026	400,000	380,617
Kenvue, Inc. 4.900%, 03/22/2033 (B)	500,000	505,908
Keurig Dr. Pepper, Inc. 4.597%, 05/25/2028	500,000	489,175
Kimberly-Clark Corp. 3.200%, 07/30/2046	300,000	224,776
Kraft Heinz Foods Company
3.000%, 06/01/2026	458,000	432,161
6.875%, 01/26/2039	40,000	45,079
Mondelez International, Inc. 4.625%, 05/07/2048	300,000	264,479
PepsiCo, Inc.
2.850%, 02/24/2026	495,000	471,559
4.000%, 03/05/2042	270,000	242,142
5.500%, 01/15/2040	280,000	303,063
Philip Morris International, Inc.
3.600%, 11/15/2023	250,000	248,122
6.375%, 05/16/2038	300,000	327,584
SC Johnson & Son, Inc. 4.000%, 05/15/2043 (B)	250,000	205,391
Sysco Corp. 6.600%, 04/01/2050	1,000,000	1,139,855
Target Corp. 3.900%, 11/15/2047	500,000	423,279
The Coca-Cola Company
2.125%, 09/06/2029	400,000	350,687
2.500%, 06/01/2040	400,000	301,262
The Estee Lauder Companies, Inc. 2.600%, 04/15/2030	600,000	524,895
The Kroger Company 3.500%, 02/01/2026	500,000	478,784
The Procter & Gamble Company 3.600%, 03/25/2050	600,000	507,478
Tyson Foods, Inc. 4.350%, 03/01/2029 (C)	400,000	380,565
Walmart, Inc.
3.250%, 07/08/2029	600,000	561,677
4.050%, 06/29/2048	500,000	460,949
		14,512,918
Energy – 1.8%
Anadarko Petroleum Corp. 6.450%, 09/15/2036	280,000	279,759
Baker Hughes Holdings LLC
3.337%, 12/15/2027	500,000	463,223
4.486%, 05/01/2030	500,000	482,371
Boardwalk Pipelines LP 4.950%, 12/15/2024	400,000	393,475
BP Capital Markets America, Inc. 3.796%, 09/21/2025	800,000	779,809
Canadian Natural Resources, Ltd. 6.250%, 03/15/2038	290,000	295,197
Cenovus Energy, Inc. 4.250%, 04/15/2027	300,000	286,861
Chevron Corp. 2.954%, 05/16/2026	800,000	761,463
Devon Energy Corp.
5.000%, 06/15/2045	885,000	767,318
7.875%, 09/30/2031	170,000	192,913
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Enbridge, Inc.
3.700%, 07/15/2027	$400,000	$377,599
4.500%, 06/10/2044	400,000	332,962
5.700%, 03/08/2033	700,000	709,612
Energy Transfer LP
5.500%, 06/01/2027	600,000	596,748
6.125%, 12/15/2045	350,000	332,520
6.500%, 02/01/2042	50,000	50,637
Enterprise Products Operating LLC
3.200%, 02/15/2052	700,000	491,652
4.850%, 08/15/2042	280,000	256,714
6.875%, 03/01/2033	130,000	146,302
Exxon Mobil Corp.
2.995%, 08/16/2039	400,000	317,119
3.482%, 03/19/2030	700,000	656,545
Kinder Morgan Energy Partners LP
4.300%, 05/01/2024	700,000	690,549
6.375%, 03/01/2041	60,000	60,174
6.500%, 09/01/2039	180,000	184,077
Kinder Morgan, Inc. 5.550%, 06/01/2045	375,000	345,477
MPLX LP 4.800%, 02/15/2029	400,000	385,747
ONEOK Partners LP 6.650%, 10/01/2036	268,000	275,059
Ovintiv, Inc. 6.500%, 08/15/2034	270,000	270,581
Petroleos Mexicanos
6.625%, 06/15/2035	230,000	160,386
6.700%, 02/16/2032	173,000	131,541
Phillips 66 Company 3.750%, 03/01/2028	200,000	187,439
Plains All American Pipeline LP 4.900%, 02/15/2045	500,000	402,490
Shell International Finance BV
4.375%, 05/11/2045	1,000,000	901,349
6.375%, 12/15/2038	90,000	100,862
Suncor Energy, Inc. 5.950%, 05/15/2035	235,000	226,556
Targa Resources Partners LP 4.000%, 01/15/2032	500,000	432,215
The Williams Companies, Inc.
3.500%, 11/15/2030	400,000	357,581
5.100%, 09/15/2045	400,000	359,741
Tosco Corp. 8.125%, 02/15/2030	383,000	445,560
TotalEnergies Capital International SA 3.700%, 01/15/2024	500,000	494,312
TransCanada PipeLines, Ltd. 5.850%, 03/15/2036	405,000	404,145
Valero Energy Corp.
2.850%, 04/15/2025	600,000	569,391
7.500%, 04/15/2032	270,000	304,456
		16,660,487
Financials – 8.4%
American Express Company 4.420%, (4.420% to 8-3-32, then SOFR + 1.760%), 08/03/2033	1,000,000	943,599
American International Group, Inc.
4.125%, 02/15/2024	550,000	544,820
6.250%, 05/01/2036	430,000	445,118
Ameriprise Financial, Inc. 5.150%, 05/15/2033	700,000	695,015
Arch Capital Finance LLC 4.011%, 12/15/2026	400,000	381,699

The accompanying notes are an integral part of the financial statements.	102

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Ares Capital Corp. 3.875%, 01/15/2026	$1,000,000	$927,115
Banco Santander SA 1.722%, (1.722% to 9-14-26, then 1 Year CMT + 0.900%), 09/14/2027	700,000	607,748
Bank of America Corp.
3.366%, (3.366% to 1-23-25, then 3 month CME Term SOFR + 1.072%), 01/23/2026	1,700,000	1,628,791
3.419%, (3.419% to 12-20-27, then 3 month CME Term SOFR + 1.302%), 12/20/2028	1,312,000	1,203,135
3.970%, (3.970% to 3-5-28, then 3 month CME Term SOFR + 1.332%), 03/05/2029	500,000	468,115
3.974%, (3.974% to 2-7-29, then 3 month CME Term SOFR + 1.472%), 02/07/2030	2,000,000	1,851,719
4.443%, (4.443% to 1-20-47, then 3 month CME Term SOFR + 2.252%), 01/20/2048	500,000	442,602
4.450%, 03/03/2026	700,000	680,349
7.750%, 05/14/2038	480,000	569,689
Barclays PLC
4.375%, 01/12/2026	500,000	480,291
7.437%, (7.437% to 11-2-32, then 1 Year CMT + 3.500%), 11/02/2033	700,000	757,323
Berkshire Hathaway Finance Corp. 4.400%, 05/15/2042	600,000	571,380
Berkshire Hathaway, Inc. 3.125%, 03/15/2026	500,000	481,635
Capital One Financial Corp.
3.200%, 02/05/2025	2,000,000	1,902,132
3.300%, 10/30/2024	1,500,000	1,441,238
Chubb INA Holdings, Inc. 3.350%, 05/03/2026	300,000	288,224
Citigroup, Inc.
1.462%, (1.462% to 6-9-26, then SOFR + 0.770%), 06/09/2027	600,000	532,849
2.666%, (2.666% to 1-29-30, then SOFR + 1.146%), 01/29/2031	1,000,000	846,493
3.300%, 04/27/2025	600,000	577,283
4.281%, (4.281% to 4-24-47, then 3 month CME Term SOFR + 2.101%), 04/24/2048	500,000	429,771
4.450%, 09/29/2027	500,000	477,414
4.658%, (4.658% to 5-24-27, then SOFR + 1.887%), 05/24/2028	1,000,000	975,062
5.500%, 09/13/2025	400,000	397,685
Deutsche Bank AG 2.129%, (2.129% to 11-24-25, then SOFR + 1.870%), 11/24/2026	600,000	533,833
European Investment Bank
2.500%, 10/15/2024	1,500,000	1,447,477
3.250%, 01/29/2024	600,000	592,476
4.875%, 02/15/2036	1,000,000	1,072,539
Fifth Third Bank NA 2.250%, 02/01/2027	500,000	437,481
Fiserv, Inc. 2.250%, 06/01/2027	600,000	538,813
Five Corners Funding Trust II 2.850%, 05/15/2030 (B)(C)	800,000	679,559
GE Capital International Funding Company 4.418%, 11/15/2035	822,000	776,580
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Global Payments, Inc. 4.450%, 06/01/2028	$400,000	$375,303
HSBC Holdings PLC
2.848%, (2.848% to 6-4-30, then SOFR + 2.387%), 06/04/2031	1,000,000	829,547
4.583%, (4.583% to 6-19-28, then 3 month CME Term SOFR + 1.796%), 06/19/2029	1,000,000	941,081
6.500%, 09/15/2037	660,000	691,159
Inter-American Development Bank
1.125%, 01/13/2031	2,000,000	1,617,462
2.000%, 07/23/2026	1,000,000	925,817
7.000%, 06/15/2025	325,000	335,960
Intercontinental Exchange, Inc.
3.100%, 09/15/2027 (C)	400,000	373,728
4.600%, 03/15/2033	500,000	484,605
International Bank for Reconstruction & Development
0.750%, 11/24/2027	1,000,000	858,586
0.875%, 07/15/2026	1,000,000	895,596
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then SOFR + 2.040%), 04/22/2031	1,000,000	845,845
3.300%, 04/01/2026	700,000	666,874
3.509%, (3.509% to 1-23-28, then 3 month CME Term SOFR + 0.945%), 01/23/2029	500,000	462,189
3.540%, (3.540% to 5-1-27, then 3 month CME Term SOFR + 1.642%), 05/01/2028	700,000	654,392
3.875%, 02/01/2024	1,300,000	1,287,244
4.452%, (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%), 12/05/2029	600,000	574,972
4.851%, (4.851% to 7-25-27, then SOFR + 1.990%), 07/25/2028	1,000,000	986,604
6.400%, 05/15/2038	125,000	139,468
KeyBank NA 5.000%, 01/26/2033	500,000	432,729
KfW 2.625%, 02/28/2024	800,000	784,865
Liberty Mutual Group, Inc. 3.950%, 05/15/2060 (B)	500,000	353,640
Lincoln National Corp.
3.625%, 12/12/2026	500,000	464,941
7.000%, 06/15/2040	150,000	156,785
Lloyds Banking Group PLC 2.438%, (2.438% to 2-5-25, then 1 Year CMT + 1.000%), 02/05/2026	900,000	847,319
Mastercard, Inc.
2.000%, 11/18/2031	350,000	288,972
2.950%, 11/21/2026	300,000	283,418
MetLife, Inc. 4.600%, 05/13/2046	500,000	451,833
Mitsubishi UFJ Financial Group, Inc. 1.538%, (1.538% to 7-20-26, then 1 Year CMT + 0.750%), 07/20/2027	1,600,000	1,412,104
Mizuho Financial Group, Inc. 1.234%, (1.234% to 5-22-26, then 1 Year CMT + 0.670%), 05/22/2027	800,000	702,912
Morgan Stanley
1.512%, (1.512% to 7-20-26, then SOFR + 0.858%), 07/20/2027	500,000	442,984
3.622%, (3.622% to 4-1-30, then SOFR + 3.120%), 04/01/2031	1,000,000	901,091

The accompanying notes are an integral part of the financial statements.	103

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
3.700%, 10/23/2024	$950,000	$927,376
3.772%, (3.772% to 1-24-28, then 3 month CME Term SOFR + 1.402%), 01/24/2029	550,000	513,466
5.164%, (5.164% to 4-20-28, then SOFR + 1.590%), 04/20/2029	1,000,000	987,786
6.296%, (6.296% to 10-18-27, then SOFR + 2.240%), 10/18/2028	1,000,000	1,027,550
Nasdaq, Inc. 1.650%, 01/15/2031 (C)	500,000	388,072
National Rural Utilities Cooperative Finance Corp. 4.023%, 11/01/2032	700,000	643,365
Nomura Holdings, Inc. 3.103%, 01/16/2030	1,000,000	852,264
PayPal Holdings, Inc.
2.300%, 06/01/2030	600,000	508,655
2.850%, 10/01/2029	1,000,000	886,748
Raymond James Financial, Inc. 4.950%, 07/15/2046	600,000	541,116
Royal Bank of Canada 2.300%, 11/03/2031	800,000	649,745
S&P Global, Inc. 2.900%, 03/01/2032	600,000	520,050
State Street Corp. 5.159%, (5.159% to 5-18-33, then SOFR + 1.890%), 05/18/2034	700,000	695,811
Stifel Financial Corp. 4.250%, 07/18/2024	500,000	489,445
Sumitomo Mitsui Financial Group, Inc.
3.364%, 07/12/2027	900,000	839,828
3.784%, 03/09/2026	550,000	525,694
The Allstate Corp. 3.280%, 12/15/2026	500,000	470,539
The Bank of New York Mellon Corp. 3.250%, 05/16/2027	800,000	748,151
The Bank of Nova Scotia 4.850%, 02/01/2030	700,000	675,309
The Charles Schwab Corp. 3.200%, 01/25/2028	300,000	272,358
The Goldman Sachs Group, Inc.
2.600%, 02/07/2030	700,000	596,174
3.102%, (3.102% to 2-24-32, then SOFR + 1.410%), 02/24/2033	1,000,000	844,753
3.500%, 01/23/2025	750,000	723,659
3.750%, 02/25/2026	500,000	479,911
4.482%, (4.482% to 8-23-27, then SOFR + 1.725%), 08/23/2028	1,000,000	966,816
The Hartford Financial Services Group, Inc. 5.950%, 10/15/2036	170,000	174,033
The PNC Financial Services Group, Inc.
3.450%, 04/23/2029	1,000,000	900,357
4.758%, (4.758% to 1-26-26, then SOFR + 1.085%), 01/26/2027	500,000	488,662
The Toronto-Dominion Bank 2.000%, 09/10/2031	800,000	634,814
The Travelers Companies, Inc. 4.050%, 03/07/2048	300,000	251,247
Travelers Property Casualty Corp. 7.750%, 04/15/2026	50,000	53,166
Truist Financial Corp.
1.125%, 08/03/2027	700,000	589,357
2.850%, 10/26/2024	700,000	671,930
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
U.S. Bancorp 2.375%, 07/22/2026	$1,000,000	$913,359
UBS Group AG 4.550%, 04/17/2026	800,000	768,933
Visa, Inc.
2.050%, 04/15/2030	600,000	513,862
3.150%, 12/14/2025	463,000	443,800
4.300%, 12/14/2045	463,000	429,560
Wells Fargo & Company
2.572%, (2.572% to 2-11-30, then 3 month CME Term SOFR + 1.262%), 02/11/2031	2,000,000	1,693,379
3.000%, 10/23/2026	1,000,000	928,264
3.350%, (3.350% to 3-2-32, then SOFR + 1.500%), 03/02/2033	1,000,000	855,854
Westpac Banking Corp. 1.150%, 06/03/2026	800,000	712,492
		76,894,787
Health care – 3.0%
Abbott Laboratories
2.950%, 03/15/2025	300,000	290,299
3.750%, 11/30/2026	283,000	275,911
AbbVie, Inc.
3.200%, 05/14/2026 to 11/21/2029	1,716,000	1,582,874
4.400%, 11/06/2042	260,000	232,820
Aetna, Inc. 3.500%, 11/15/2024	200,000	193,744
Allergan Funding SCS 4.750%, 03/15/2045	321,000	250,648
Amgen, Inc.
4.400%, 05/01/2045	260,000	225,189
4.663%, 06/15/2051	659,000	590,152
5.250%, 03/02/2033	1,000,000	1,001,276
AstraZeneca PLC 0.700%, 04/08/2026	500,000	446,696
Baxalta, Inc. 4.000%, 06/23/2025	500,000	485,066
Baxter International, Inc. 3.950%, 04/01/2030	500,000	461,253
Bayer US Finance II LLC 2.850%, 04/15/2025 (B)	300,000	282,852
Becton, Dickinson and Company 4.685%, 12/15/2044	400,000	362,634
Biogen, Inc. 3.250%, 02/15/2051	561,000	391,623
Boston Scientific Corp. 2.650%, 06/01/2030	500,000	435,635
Bristol-Myers Squibb Company
3.250%, 08/01/2042	500,000	389,644
4.550%, 02/20/2048	300,000	279,774
Cardinal Health, Inc. 3.750%, 09/15/2025	500,000	481,595
Centene Corp. 4.250%, 12/15/2027	700,000	654,469
CVS Health Corp.
3.875%, 07/20/2025	650,000	631,730
4.300%, 03/25/2028	389,000	375,159
5.050%, 03/25/2048	500,000	460,871
5.875%, 06/01/2053	366,000	375,316
CVS Pass-Through Trust 8.353%, 07/10/2031 (B)	57,432	61,831
DH Europe Finance II Sarl 3.250%, 11/15/2039	300,000	243,852
Dignity Health 4.500%, 11/01/2042	300,000	265,151

The accompanying notes are an integral part of the financial statements.	104

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Elevance Health, Inc.
4.101%, 03/01/2028	$350,000	$335,951
4.650%, 08/15/2044	150,000	134,690
6.100%, 10/15/2052	333,000	364,793
Eli Lilly & Company 2.250%, 05/15/2050	500,000	325,944
Evernorth Health, Inc. 6.125%, 11/15/2041	330,000	351,304
Gilead Sciences, Inc. 3.650%, 03/01/2026	600,000	577,207
GlaxoSmithKline Capital, Inc.
3.625%, 05/15/2025	500,000	486,019
6.375%, 05/15/2038	210,000	239,299
HCA, Inc.
4.500%, 02/15/2027	500,000	482,334
5.500%, 06/15/2047	400,000	376,756
Humana, Inc. 3.850%, 10/01/2024	350,000	341,806
Johnson & Johnson
2.100%, 09/01/2040	500,000	352,247
5.850%, 07/15/2038	285,000	317,958
Laboratory Corp. of America Holdings 2.950%, 12/01/2029	500,000	438,141
Medtronic, Inc. 4.375%, 03/15/2035	500,000	480,398
Merck & Company, Inc. 2.750%, 02/10/2025	850,000	818,078
Novartis Capital Corp. 3.000%, 11/20/2025	500,000	478,270
Pfizer Investment Enterprises Pte, Ltd. 5.300%, 05/19/2053	1,000,000	1,039,681
Pfizer, Inc.
2.750%, 06/03/2026	713,000	673,771
4.400%, 05/15/2044	264,000	250,446
Quest Diagnostics, Inc.
4.200%, 06/30/2029	500,000	482,731
4.700%, 03/30/2045	500,000	439,160
Regeneron Pharmaceuticals, Inc. 2.800%, 09/15/2050	1,000,000	643,945
Stryker Corp. 4.625%, 03/15/2046	350,000	325,343
The Cigna Group 4.375%, 10/15/2028	500,000	483,476
Thermo Fisher Scientific, Inc. 2.000%, 10/15/2031	400,000	326,335
UnitedHealth Group, Inc.
2.300%, 05/15/2031	500,000	422,776
2.900%, 05/15/2050	400,000	278,794
4.375%, 03/15/2042	50,000	45,277
4.450%, 12/15/2048	300,000	273,314
5.350%, 02/15/2033	700,000	727,374
5.800%, 03/15/2036	300,000	320,694
Utah Acquisition Sub, Inc. 3.950%, 06/15/2026	500,000	474,893
Viatris, Inc. 2.700%, 06/22/2030	500,000	404,615
Zimmer Biomet Holdings, Inc. 3.050%, 01/15/2026	500,000	472,296
Zoetis, Inc. 2.000%, 05/15/2030	500,000	417,227
		27,131,407
Industrials – 2.3%
3M Company 3.000%, 08/07/2025	330,000	315,028
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
AerCap Ireland Capital DAC
3.300%, 01/30/2032	$500,000	$409,049
4.450%, 04/03/2026	400,000	381,909
5.750%, 06/06/2028 (C)	1,000,000	991,728
Air Lease Corp.
3.125%, 12/01/2030	600,000	499,817
3.625%, 12/01/2027	400,000	364,919
American Airlines 2016-2 Class AA Pass Through Trust 3.200%, 06/15/2028	209,100	187,809
Automatic Data Processing, Inc. 3.375%, 09/15/2025	752,000	727,072
Burlington Northern Santa Fe LLC 4.400%, 03/15/2042	50,000	45,281
Canadian Pacific Railway Company 2.875%, 11/15/2029	500,000	441,415
Carrier Global Corp. 3.577%, 04/05/2050	500,000	369,498
Caterpillar, Inc.
3.250%, 04/09/2050	400,000	314,780
3.400%, 05/15/2024	500,000	490,891
CSX Corp.
3.350%, 11/01/2025	420,000	401,064
3.800%, 04/15/2050	1,000,000	797,508
Deere & Company 3.100%, 04/15/2030	500,000	457,091
Delta Air Lines 2019-1 Class AA Pass Through Trust 3.204%, 04/25/2024	200,000	195,948
Equifax, Inc. 3.100%, 05/15/2030	1,200,000	1,034,829
FedEx Corp.
3.875%, 08/01/2042	420,000	338,606
4.400%, 01/15/2047	350,000	295,922
General Dynamics Corp. 3.625%, 04/01/2030	500,000	470,961
General Electric Company
4.500%, 03/11/2044	500,000	442,213
6.750%, 03/15/2032	66,000	74,497
6.875%, 01/10/2039	168,000	201,169
Honeywell International, Inc. 1.950%, 06/01/2030	500,000	420,171
John Deere Capital Corp. 2.050%, 01/09/2025	500,000	476,074
Johnson Controls, Inc. 5.700%, 03/01/2041	150,000	136,305
L3Harris Technologies, Inc. 2.900%, 12/15/2029	300,000	259,623
Lockheed Martin Corp. 3.800%, 03/01/2045	400,000	337,034
Norfolk Southern Corp. 4.837%, 10/01/2041	240,000	221,990
Northrop Grumman Corp.
3.250%, 01/15/2028	300,000	279,774
4.400%, 05/01/2030	200,000	194,725
Precision Castparts Corp. 3.250%, 06/15/2025	500,000	482,976
Raytheon Technologies Corp.
4.625%, 11/16/2048	500,000	466,471
6.125%, 07/15/2038	225,000	242,357
Republic Services, Inc. 2.375%, 03/15/2033	400,000	325,366
Southwest Airlines Company 5.250%, 05/04/2025	1,200,000	1,187,193

The accompanying notes are an integral part of the financial statements.	105

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Stanley Black & Decker, Inc. 2.750%, 11/15/2050	$300,000	$178,309
The Boeing Company
2.600%, 10/30/2025	438,000	407,425
2.950%, 02/01/2030	400,000	347,666
3.750%, 02/01/2050	400,000	300,426
5.805%, 05/01/2050	600,000	597,811
8.750%, 09/15/2031	90,000	107,333
Thomson Reuters Corp. 4.500%, 05/23/2043	250,000	199,482
Trane Technologies Global Holding Company, Ltd. 4.300%, 02/21/2048	600,000	515,903
Union Pacific Corp.
3.250%, 08/15/2025	500,000	480,718
3.799%, 10/01/2051 to 04/06/2071	1,113,000	866,594
United Airlines 2016-2 Class AA Pass Through Trust 2.875%, 10/07/2028	212,778	187,404
United Parcel Service, Inc. 3.400%, 03/15/2029	400,000	377,391
Verisk Analytics, Inc. 4.125%, 03/15/2029	600,000	572,742
Waste Management, Inc. 2.500%, 11/15/2050	300,000	191,684
		20,609,951
Information technology – 1.8%
Apple, Inc.
1.650%, 05/11/2030	900,000	757,703
2.450%, 08/04/2026	1,060,000	992,269
3.250%, 02/23/2026	500,000	481,515
4.100%, 08/08/2062	700,000	612,744
Applied Materials, Inc.
3.900%, 10/01/2025	470,000	459,565
5.100%, 10/01/2035	470,000	476,317
Broadcom, Inc.
2.600%, 02/15/2033 (B)	1,000,000	781,493
3.137%, 11/15/2035 (B)	600,000	460,227
4.300%, 11/15/2032	700,000	642,096
Cisco Systems, Inc. 5.900%, 02/15/2039	80,000	88,497
Dell International LLC 5.300%, 10/01/2029	600,000	595,625
Eaton Corp. 3.103%, 09/15/2027	500,000	468,966
Hewlett Packard Enterprise Company 6.200%, 10/15/2035	400,000	418,962
HP, Inc. 6.000%, 09/15/2041	500,000	505,580
IBM Corp.
3.450%, 02/19/2026	1,115,000	1,065,947
4.000%, 06/20/2042	210,000	177,359
5.600%, 11/30/2039	21,000	21,563
Intel Corp.
2.000%, 08/12/2031 (C)	500,000	408,452
5.200%, 02/10/2033	1,000,000	1,009,478
Microsoft Corp.
2.525%, 06/01/2050	1,538,000	1,063,905
3.125%, 11/03/2025	438,000	421,616
NVIDIA Corp. 2.000%, 06/15/2031	400,000	335,006
NXP BV 3.400%, 05/01/2030	520,000	460,079
Oracle Corp.
2.400%, 09/15/2023	435,000	431,989
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Oracle Corp. (continued)
2.650%, 07/15/2026	$310,000	$286,588
2.875%, 03/25/2031	400,000	341,485
2.950%, 05/15/2025	550,000	524,588
4.000%, 11/15/2047	400,000	307,954
4.125%, 05/15/2045	500,000	391,817
Qualcomm, Inc. 1.650%, 05/20/2032	566,000	446,660
Roper Technologies, Inc. 4.200%, 09/15/2028	500,000	479,740
Salesforce, Inc. 2.700%, 07/15/2041	400,000	293,882
Texas Instruments, Inc. 3.875%, 03/15/2039	200,000	179,167
VMware, Inc. 1.800%, 08/15/2028	400,000	335,259
Xerox Corp. 6.750%, 12/15/2039	60,000	44,865
		16,768,958
Materials – 0.7%
Air Products and Chemicals, Inc. 1.850%, 05/15/2027	500,000	449,731
Avery Dennison Corp. 2.650%, 04/30/2030	400,000	336,433
DuPont de Nemours, Inc. 5.319%, 11/15/2038	400,000	396,324
Eastman Chemical Company 4.650%, 10/15/2044	500,000	421,455
Glencore Funding LLC 2.625%, 09/23/2031 (B)	500,000	402,521
Huntsman International LLC 4.500%, 05/01/2029	500,000	457,277
International Paper Company 5.000%, 09/15/2035	500,000	481,174
LYB International Finance II BV 3.500%, 03/02/2027	400,000	378,295
Martin Marietta Materials, Inc. 2.400%, 07/15/2031	300,000	244,816
Newmont Corp. 4.875%, 03/15/2042	270,000	250,451
Nucor Corp. 2.700%, 06/01/2030	300,000	260,219
Potash Corp. of Saskatchewan, Inc. 5.625%, 12/01/2040	150,000	139,786
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	100,000	108,027
Rio Tinto Finance USA PLC 4.750%, 03/22/2042	270,000	255,694
Rio Tinto Finance USA, Ltd. 5.200%, 11/02/2040	250,000	252,129
Teck Resources, Ltd. 6.250%, 07/15/2041	270,000	272,294
The Dow Chemical Company
4.375%, 11/15/2042	590,000	496,979
9.400%, 05/15/2039	130,000	174,627
The Sherwin-Williams Company 3.450%, 06/01/2027	300,000	282,767
Vale Overseas, Ltd. 6.875%, 11/10/2039	350,000	366,352
Vulcan Materials Company 3.500%, 06/01/2030	300,000	271,030
		6,698,381
Real estate – 0.9%
Alexandria Real Estate Equities, Inc. 1.875%, 02/01/2033	400,000	292,311

The accompanying notes are an integral part of the financial statements.	106

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
American Tower Corp. 5.000%, 02/15/2024	$500,000	$497,073
AvalonBay Communities, Inc. 2.050%, 01/15/2032 (C)	400,000	319,877
Boston Properties LP 2.550%, 04/01/2032	500,000	376,792
Brixmor Operating Partnership LP 4.125%, 05/15/2029	700,000	624,397
Crown Castle, Inc.
2.500%, 07/15/2031	300,000	246,454
3.700%, 06/15/2026	400,000	379,956
CubeSmart LP 4.000%, 11/15/2025	200,000	189,732
Digital Realty Trust LP 4.450%, 07/15/2028	200,000	187,213
Duke Realty LP 3.250%, 06/30/2026	200,000	182,710
Equinix, Inc. 2.150%, 07/15/2030	400,000	323,260
Essex Portfolio LP 3.000%, 01/15/2030	400,000	341,919
Extra Space Storage LP 2.350%, 03/15/2032	500,000	390,728
GLP Capital LP 5.300%, 01/15/2029	600,000	571,292
Healthpeak OP LLC 3.500%, 07/15/2029	400,000	358,683
Mid-America Apartments LP 3.950%, 03/15/2029	800,000	753,061
Service Properties Trust 4.500%, 03/15/2025	200,000	188,928
Simon Property Group LP
3.375%, 06/15/2027	500,000	464,978
3.500%, 09/01/2025	441,500	422,985
Sun Communities Operating LP 5.700%, 01/15/2033	1,000,000	974,001
Welltower OP LLC 2.750%, 01/15/2031	500,000	412,486
		8,498,836
Utilities – 2.1%
AEP Transmission Company LLC 3.750%, 12/01/2047	400,000	319,138
Ameren Corp. 3.500%, 01/15/2031	1,000,000	892,376
American Water Capital Corp. 4.300%, 09/01/2045	350,000	300,998
Arizona Public Service Company 3.350%, 05/15/2050	500,000	344,845
Baltimore Gas and Electric Company 4.550%, 06/01/2052	700,000	622,473
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	500,000	427,525
6.125%, 04/01/2036	436,000	454,909
CenterPoint Energy, Inc. 2.950%, 03/01/2030	700,000	609,387
Consolidated Edison Company of New York, Inc. 3.950%, 04/01/2050	700,000	572,018
Constellation Energy Generation LLC 6.250%, 10/01/2039	160,000	165,940
Dominion Energy, Inc.
3.375%, 04/01/2030	600,000	536,671
3.900%, 10/01/2025	242,000	233,117
Duke Energy Carolinas LLC 6.000%, 01/15/2038	200,000	209,479
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Duke Energy Corp.
3.750%, 04/15/2024	$500,000	$492,898
4.800%, 12/15/2045	500,000	447,946
5.000%, 08/15/2052	600,000	548,482
Entergy Texas, Inc. 1.750%, 03/15/2031	700,000	552,779
Essential Utilities, Inc. 4.276%, 05/01/2049	500,000	404,943
Eversource Energy 4.250%, 04/01/2029	500,000	476,313
Exelon Corp. 3.400%, 04/15/2026	542,000	514,958
Florida Power & Light Company 5.650%, 02/01/2037	290,000	304,076
Georgia Power Company 5.950%, 02/01/2039	335,000	335,966
Indiana Michigan Power Company
3.850%, 05/15/2028	600,000	567,983
6.050%, 03/15/2037	187,000	196,113
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/2030	700,000	582,204
5.250%, 02/28/2053	700,000	673,871
NiSource, Inc.
3.950%, 03/30/2048	400,000	320,980
5.400%, 06/30/2033	1,000,000	1,000,669
Oncor Electric Delivery Company LLC 7.500%, 09/01/2038	188,000	228,376
Pacific Gas & Electric Company
2.500%, 02/01/2031	600,000	469,730
3.450%, 07/01/2025	30,000	28,325
3.750%, 07/01/2028	30,000	26,879
4.550%, 07/01/2030	227,000	205,441
4.950%, 07/01/2050	827,000	649,534
PacifiCorp 6.000%, 01/15/2039	335,000	328,059
Public Service Company of Colorado 3.600%, 09/15/2042	500,000	395,547
Public Service Electric & Gas Company 3.000%, 05/15/2025	250,000	238,887
San Diego Gas & Electric Company 6.125%, 09/15/2037	202,000	206,215
Southern California Edison Company
2.250%, 06/01/2030	700,000	585,103
5.350%, 07/15/2035	130,000	126,900
Southern California Gas Company 6.350%, 11/15/2052	500,000	553,834
The Southern Company
3.250%, 07/01/2026	572,000	538,025
4.400%, 07/01/2046	500,000	427,595
Virginia Electric & Power Company 8.875%, 11/15/2038	190,000	252,597
Xcel Energy, Inc. 3.300%, 06/01/2025	400,000	382,509
		18,752,613
TOTAL CORPORATE BONDS (Cost $263,332,783)		$241,699,370
MUNICIPAL BONDS – 0.4%
Bay Area Toll Authority (California) 6.907%, 10/01/2050	50,000	63,880
Illinois State Toll Highway Authority 6.184%, 01/01/2034	150,000	163,144
Maryland State Transportation Authority 5.888%, 07/01/2043	60,000	63,935

The accompanying notes are an integral part of the financial statements.	107

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
Metropolitan Washington Airports Authority 7.462%, 10/01/2046	$40,000	$51,318
New Jersey Turnpike Authority 7.102%, 01/01/2041	90,000	109,642
New York State Dormitory Authority 5.628%, 03/15/2039	340,000	354,167
New York State Urban Development Corp. 5.770%, 03/15/2039	300,000	313,845
State of California, GO
7.300%, 10/01/2039	400,000	482,990
7.500%, 04/01/2034	80,000	97,415
State of Illinois, GO
5.100%, 06/01/2033	115,000	113,011
7.350%, 07/01/2035	260,000	280,210
State of Texas, GO 5.517%, 04/01/2039	260,000	278,605
State of Utah, GO
3.539%, 07/01/2025	286,286	280,802
4.554%, 07/01/2024	95,000	94,179
State of Washington, GO 5.481%, 08/01/2039	260,000	273,313
Texas Transportation Commission State Highway Fund 5.178%, 04/01/2030	310,000	313,834
University of California 5.770%, 05/15/2043	320,000	346,049
TOTAL MUNICIPAL BONDS (Cost $3,507,676)		$3,680,339
COLLATERALIZED MORTGAGE OBLIGATIONS – 2.0%
Commercial and residential – 1.8%
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class A4 3.705%, 09/15/2048	145,000	137,441
BANK
Series 2017-BNK6, Class A4, 3.254%, 07/15/2060	2,000,000	1,835,125
Series 2022-BNK39, Class A4, 2.928%, 02/15/2055	2,000,000	1,669,727
BMO Mortgage Trust Series 2022-C1, Class A5 3.374%, 02/15/2055 (D)	2,000,000	1,729,717
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	1,090,000	991,741
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR14, Class A3, 3.955%, 02/10/2047	1,000,000	993,045
Series 2014-CR21, Class A3, 3.528%, 12/10/2047	590,943	566,724
Series 2015-CR27, Class A4, 3.612%, 10/10/2048	1,000,000	942,556
GS Mortgage Securities Trust
Series 2016-GS4, Class A3, 3.178%, 11/10/2049	2,846,635	2,629,290
Series 2017-GS5, Class A3, 3.409%, 03/10/2050	2,742,204	2,477,381
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class A4 4.166%, 12/15/2046	500,000	497,297
Morgan Stanley Capital Trust Series 2021-L5, Class A4 2.728%, 05/15/2054	2,000,000	1,653,429
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Wells Fargo Commercial Mortgage Trust Series 2015-C29, Class AS 4.013%, 06/15/2048 (D)	$500,000	$471,590
		16,595,063
U.S. Government Agency – 0.2%
Federal Home Loan Mortgage Corp.
Series K041, Class A2, 3.171%, 10/25/2024	700,000	679,499
Series K047, Class A2, 3.329%, 05/25/2025 (D)	700,000	674,464
Series K050, Class A2, 3.334%, 08/25/2025 (D)	700,000	673,960
		2,027,923
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,606,194)		$18,622,986
ASSET BACKED SECURITIES – 0.5%
Carmax Auto Owner Trust Series 2022-4, Class A4 5.700%, 07/17/2028	1,000,000	1,006,920
GM Financial Automobile Leasing Trust Series 2023-2, Class A4 5.090%, 05/20/2027	1,300,000	1,285,537
SMB Private Education Loan Trust Series 2021-E, Class A1A 1.680%, 02/15/2051 (B)	1,248,983	1,111,809
Toyota Auto Receivables Owner Trust Series 2023-B, Class A4 4.660%, 09/15/2028	1,250,000	1,233,353
TOTAL ASSET BACKED SECURITIES (Cost $4,802,855)		$4,637,619
SHORT-TERM INVESTMENTS – 1.2%
Short-term funds – 1.2%
John Hancock Collateral Trust, 5.1773% (E)(F)	1,041,600	10,410,583
TOTAL SHORT-TERM INVESTMENTS (Cost $10,410,972)		$10,410,583
Total Investments (Total Bond Market Trust) (Cost $987,041,835) – 99.2%		$904,844,636
Other assets and liabilities, net – 0.8%		7,550,042
TOTAL NET ASSETS – 100.0%		$912,394,678
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
GO	General Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 6-30-23.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	The rate shown is the annualized seven-day yield as of 6-30-23.

The accompanying notes are an integral part of the financial statements.	108

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $802,486.
Ultra Short Term Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.6%
U.S. Government Agency – 0.6%
Federal Home Loan Mortgage Corp.
3.697%, (12 month LIBOR + 1.447%), 06/01/2036 (A)	$14,556	$14,735
3.815%, (6 month LIBOR + 1.565%), 12/01/2036 (A)	20,229	20,280
4.072%, (1 Year CMT + 2.075%), 12/01/2035 (A)	84,175	85,343
4.175%, (12 month LIBOR + 1.641%), 09/01/2043 (A)	180,270	180,029
4.290%, (12 month LIBOR + 1.600%), 02/01/2036 (A)	38,332	38,613
4.295%, (1 Year CMT + 2.295%), 08/01/2035 (A)	56,811	58,154
4.486%, (12 month LIBOR + 1.586%), 05/01/2037 (A)	49,323	49,442
5.077%, (1 Year CMT + 2.165%), 11/01/2036 (A)	59,496	60,103
5.341%, (1 Year CMT + 2.231%), 05/01/2034 (A)	87,445	88,972
6.165%, (6 month LIBOR + 1.515%), 12/01/2035 (A)	27,326	27,622
Federal National Mortgage Association
3.828%, (12 month LIBOR + 1.295%), 10/01/2038 (A)	27,030	26,981
3.877%, (12 month LIBOR + 1.451%), 04/01/2035 (A)	201,280	201,486
4.273%, (1 Year CMT + 2.148%), 01/01/2036 (A)	29,751	30,257
4.328%, (1 Year CMT + 2.194%), 02/01/2035 (A)	95,955	97,547
4.403%, (1 Year CMT + 2.195%), 05/01/2036 (A)	128,837	131,227
4.456%, (1 Year CMT + 2.168%), 01/01/2036 (A)	85,682	86,979
4.736%, (1 Year CMT + 2.333%), 05/01/2034 (A)	41,229	41,990
4.832%, (12 month LIBOR + 1.560%), 07/01/2035 (A)	112,083	112,996
4.846%, (1 Year CMT + 2.273%), 07/01/2035 (A)	67,516	68,739
6.147%, (6 month LIBOR + 1.512%), 02/01/2035 (A)	43,678	44,261
6.341%, (6 month LIBOR + 1.486%), 10/01/2035 (A)	77,455	79,144
Government National Mortgage Association 2.625%, (1 Year CMT + 1.500%), 08/20/2032 (A)	87,417	84,772
		1,629,672
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,691,656)		$1,629,672
CORPORATE BONDS – 62.8%
Communication services – 1.7%
AT&T, Inc. 0.900%, 03/25/2024	1,445,000	1,395,652
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Comcast Corp. 3.950%, 10/15/2025	$2,000,000	$1,949,685
Warnermedia Holdings, Inc. 3.638%, 03/15/2025	1,111,000	1,071,586
		4,416,923
Consumer discretionary – 9.5%
Amazon.com, Inc.
0.450%, 05/12/2024	4,455,000	4,271,137
2.730%, 04/13/2024	2,000,000	1,957,981
American Honda Finance Corp.
0.650%, 09/08/2023	2,000,000	1,981,876
3.550%, 01/12/2024	2,000,000	1,978,046
BMW US Capital LLC 2.800%, 04/11/2026 (B)	3,000,000	2,829,299
Booking Holdings, Inc. 3.650%, 03/15/2025	2,000,000	1,941,780
General Motors Financial Company, Inc. 5.100%, 01/17/2024	2,000,000	1,992,670
Hyundai Capital America 0.800%, 01/08/2024 (B)	3,000,000	2,921,318
Nissan Motor Acceptance Company LLC 3.875%, 09/21/2023 (B)	1,500,000	1,491,595
Toyota Motor Credit Corp. 3.350%, 01/08/2024	3,360,000	3,320,752
		24,686,454
Consumer staples – 2.7%
Anheuser-Busch Companies LLC 3.650%, 02/01/2026	2,000,000	1,937,134
Dollar Tree, Inc. 4.000%, 05/15/2025	2,906,000	2,813,125
Kenvue, Inc. 5.500%, 03/22/2025 (B)	1,000,000	1,002,458
Walmart, Inc. 2.850%, 07/08/2024	1,370,000	1,335,868
		7,088,585
Energy – 3.6%
Energy Transfer LP 4.500%, 11/01/2023	3,000,000	2,987,785
Enterprise Products Operating LLC 3.900%, 02/15/2024	2,000,000	1,978,015
MPLX LP 4.875%, 06/01/2025	1,500,000	1,471,773
The Williams Companies, Inc. 4.500%, 11/15/2023	3,000,000	2,987,166
		9,424,739
Financials – 27.4%
Ally Financial, Inc. 3.875%, 05/21/2024	2,000,000	1,953,403
American Express Company 3.400%, 02/22/2024	3,000,000	2,955,326
Athene Global Funding 0.950%, 01/08/2024 (B)	3,000,000	2,911,050
Bank of America Corp.
4.000%, 04/01/2024	2,000,000	1,976,608
5.469%, (1 month SOFR + 0.410%), 06/14/2024 (A)	2,855,000	2,850,727
Bank of Montreal 2.150%, 03/08/2024	3,000,000	2,928,692
Barclays PLC 3.932%, (3.932% to 5-7-24, then 3 month LIBOR + 1.610%), 05/07/2025	2,000,000	1,954,532
Blackstone Private Credit Fund 7.050%, 09/29/2025	2,000,000	1,994,814

The accompanying notes are an integral part of the financial statements.	109

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Brighthouse Financial Global Funding 5.767%, (SOFR + 0.760%), 04/12/2024 (A)(B)	$2,000,000	$1,983,571
Capital One Financial Corp. 3.750%, 04/24/2024	3,176,000	3,107,811
Citigroup, Inc. 3.352%, (3.352% to 4-24-24, then 3 month CME Term SOFR + 1.158%), 04/24/2025	3,000,000	2,932,704
Citizens Bank NA 6.064%, (6.064% to 10-24-24, then SOFR + 1.450%), 10/24/2025	1,333,000	1,263,318
Discover Bank 4.250%, 03/13/2026	2,000,000	1,890,402
Fifth Third Bancorp 3.650%, 01/25/2024	3,000,000	2,957,187
Five Corners Funding Trust 4.419%, 11/15/2023 (B)	3,000,000	2,967,040
JPMorgan Chase & Co.
3.900%, 07/15/2025	3,000,000	2,924,463
5.546%, (5.546% to 12-15-24, then SOFR + 1.070%), 12/15/2025	1,750,000	1,742,606
Morgan Stanley
2.188%, (2.188% to 4-28-25, then SOFR + 1.990%), 04/28/2026	2,000,000	1,877,416
3.875%, 04/29/2024	2,000,000	1,970,695
Royal Bank of Canada 5.660%, 10/25/2024	2,000,000	1,999,192
Santander Holdings USA, Inc. 3.244%, 10/05/2026	3,000,000	2,701,055
The Bank of New York Mellon Corp. 3.450%, 08/11/2023	3,000,000	2,992,805
The Goldman Sachs Group, Inc. 1.217%, 12/06/2023	3,000,000	2,942,242
The Toronto-Dominion Bank
0.450%, 09/11/2023	2,000,000	1,980,236
1.200%, 06/03/2026	2,000,000	1,778,547
UBS Group AG 1.008%, (1.008% to 7-30-23, then 1 Year CMT + 0.830%), 07/30/2024 (B)	3,000,000	2,987,511
Visa, Inc. 3.150%, 12/14/2025	3,000,000	2,875,591
Wells Fargo & Company
3.300%, 09/09/2024	2,765,000	2,693,558
3.750%, 01/24/2024	3,000,000	2,965,407
		71,058,509
Health care – 7.3%
AbbVie, Inc. 3.200%, 05/14/2026	3,000,000	2,843,286
Boston Scientific Corp. 1.900%, 06/01/2025	1,000,000	937,273
Bristol-Myers Squibb Company 3.200%, 06/15/2026	3,000,000	2,871,049
CVS Health Corp. 5.000%, 02/20/2026	3,000,000	2,986,071
HCA, Inc. 5.875%, 02/15/2026	2,000,000	2,001,265
Pfizer Investment Enterprises Pte, Ltd. 4.450%, 05/19/2026	3,000,000	2,963,705
The Cigna Group 0.613%, 03/15/2024	3,000,000	2,896,310
UnitedHealth Group, Inc. 3.500%, 02/15/2024	1,360,000	1,344,204
		18,843,163
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials – 2.9%
3M Company 3.000%, 08/07/2025	$3,000,000	$2,863,889
AerCap Ireland Capital DAC 3.150%, 02/15/2024	2,000,000	1,961,958
Daimler Truck Finance North America LLC 5.200%, 01/17/2025 (B)	875,000	867,959
The Boeing Company 1.433%, 02/04/2024	2,000,000	1,946,815
		7,640,621
Information technology – 3.0%
Apple, Inc.
0.700%, 02/08/2026	1,000,000	901,474
2.850%, 05/11/2024	2,000,000	1,956,875
NXP BV 4.875%, 03/01/2024	3,000,000	2,978,523
VMware, Inc. 0.600%, 08/15/2023	2,000,000	1,987,983
		7,824,855
Materials – 2.2%
Georgia-Pacific LLC 0.625%, 05/15/2024 (B)	3,000,000	2,878,046
Graphic Packaging International LLC 0.821%, 04/15/2024 (B)	3,000,000	2,878,496
		5,756,542
Real estate – 0.4%
Realty Income Corp. 5.050%, 01/13/2026	1,143,000	1,132,918
Utilities – 2.1%
Alexander Funding Trust 1.841%, 11/15/2023 (B)	3,000,000	2,934,223
NextEra Energy Capital Holdings, Inc. 4.450%, 06/20/2025	2,500,000	2,452,444
		5,386,667
TOTAL CORPORATE BONDS (Cost $166,378,723)		$163,259,976
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%
Commercial and residential – 0.0%
COLT Mortgage Loan Trust Series 2020-3, Class A1 1.506%, 04/27/2065 (B)(C)	153,945	142,469
U.S. Government Agency – 0.2%
Federal National Mortgage Association Series 2013-10, Class FT (1 month LIBOR + 0.350%) 5.500%, 04/25/2042 (A)	466,370	455,711
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $621,333)		$598,180
ASSET BACKED SECURITIES – 16.8%
American Express Credit Account Master Trust Series 2022-3, Class A 3.750%, 08/15/2027	2,000,000	1,939,008
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C 1.590%, 10/20/2025	2,726,939	2,676,390
Series 2022-1, Class A3 2.450%, 11/18/2026	1,000,000	967,816

The accompanying notes are an integral part of the financial statements.	110

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A 2.360%, 03/20/2026 (B)	$3,000,000	$2,832,555
BA Credit Card Trust Series 2021-A1, Class A1 0.440%, 09/15/2026	3,753,000	3,604,592
Capital One Multi-Asset Execution Trust Series 2023-A1, Class A 4.420%, 05/15/2028	2,000,000	1,965,391
Carvana Auto Receivables Trust
Series 2021-N4, Class A1 0.830%, 09/11/2028	387,789	378,342
Series 2022-P1, Class A2 2.570%, 05/12/2025	580,877	577,802
Series 2022-P3, Class A3 4.610%, 11/10/2027	1,000,000	971,051
CCG Receivables Trust Series 2021-1, Class A2 0.300%, 06/14/2027 (B)	575,929	562,696
Chesapeake Funding II LLC Series 2020-1A, Class A1 0.870%, 08/15/2032 (B)	152,634	151,870
CNH Equipment Trust Series 2020-A, Class A3 1.160%, 06/16/2025	245,192	242,297
Enterprise Fleet Funding LLC Series 2021-1, Class A2 0.440%, 12/21/2026 (B)	433,360	424,250
Flagship Credit Auto Trust Series 2018-2, Class D 4.230%, 09/16/2024 (B)	242,268	242,016
GM Financial Consumer Automobile Receivables Trust
Series 2020-1, Class A4 1.900%, 03/17/2025	448,990	446,168
Series 2021-1, Class A3 0.350%, 10/16/2025	863,012	841,488
GreatAmerica Leasing Receivables Funding LLC
Series 2021-2, Class A2 0.380%, 03/15/2024 (B)	250,212	248,907
Series 2022-1, Class A3 5.080%, 09/15/2026 (B)	1,500,000	1,482,547
Harley-Davidson Motorcycle Trust Series 2021-B, Class A3 0.560%, 11/16/2026	1,308,487	1,260,896
Honda Auto Receivables Owner Trust
Series 2020-3, Class A3 0.370%, 10/18/2024	577,848	569,842
Series 2021-1, Class A3 0.270%, 04/21/2025	440,710	430,366
HPEFS Equipment Trust Series 2022-1A, Class A2 1.020%, 05/21/2029 (B)	772,937	769,304
Hyundai Auto Lease Securitization Trust
Series 2021-B, Class A3 0.330%, 06/17/2024 (B)	909,804	904,783
Series 2022-C, Class A3 4.380%, 10/15/2025 (B)	900,000	886,618
John Deere Owner Trust Series 2023-A, Class A2 5.280%, 03/16/2026	3,000,000	2,989,305
MMAF Equipment Finance LLC
Series 2019-A, Class A4 2.930%, 03/10/2026 (B)	130,844	129,984
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
MMAF Equipment Finance LLC (continued)
Series 2019-B, Class A3 2.010%, 12/12/2024 (B)	$36,132	$35,681
Series 2022-B, Class A2 5.570%, 09/09/2025 (B)	300,000	298,336
PFS Financing Corp. Series 2020-G, Class A 0.970%, 02/15/2026 (B)	3,000,000	2,902,533
Santander Consumer Auto Receivables Trust Series 2021-AA, Class A3 0.330%, 10/15/2025 (B)	614,335	607,995
Santander Drive Auto Receivables Trust Series 2021-3, Class C 0.950%, 09/15/2027	1,675,217	1,640,848
Santander Retail Auto Lease Trust
Series 2020-B, Class A3 0.570%, 04/22/2024 (B)	436,358	434,903
Series 2022-A, Class A3 1.340%, 07/21/2025 (B)	2,000,000	1,925,757
Series 2022-B, Class A2 2.840%, 05/20/2025 (B)	748,584	740,581
SCF Equipment Leasing LLC
Series 2019-2A, Class A2 2.470%, 04/20/2026 (B)	331,291	329,883
Series 2021-1A, Class A3 0.830%, 08/21/2028 (B)	605,666	590,833
T-Mobile US Trust Series 2022-1A, Class A 4.910%, 05/22/2028 (B)	1,500,000	1,482,132
Verizon Owner Trust
Series 2020-A, Class B 1.980%, 07/22/2024	9,538	9,521
Series 2020-B, Class A 0.470%, 02/20/2025	413,302	410,419
Series 2020-C, Class A 0.410%, 04/21/2025	57,897	57,274
World Omni Auto Receivables Trust Series 2021-D, Class A3 0.810%, 10/15/2026	1,500,000	1,437,578
World Omni Automobile Lease Securitization Trust Series 2022-A, Class A3 3.210%, 02/18/2025	2,115,000	2,075,339
TOTAL ASSET BACKED SECURITIES (Cost $44,138,645)		$43,475,897
SHORT-TERM INVESTMENTS – 19.4%
U.S. Government – 17.7%
U.S. Treasury Bill
4.821%, 07/11/2023 *	17,197,000	17,177,997
5.020%, 08/17/2023 *	14,756,000	14,660,787
5.024%, 07/25/2023 *	14,140,000	14,096,794
		45,935,578
Short-term funds – 1.7%
John Hancock Collateral Trust, 5.1773% (D)(E)	437,145	4,369,178
TOTAL SHORT-TERM INVESTMENTS (Cost $50,295,263)		$50,304,756
Total Investments (Ultra Short Term Bond Trust) (Cost $263,125,620) – 99.8%		$259,268,481
Other assets and liabilities, net – 0.2%		580,364
TOTAL NET ASSETS – 100.0%		$259,848,845
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange

The accompanying notes are an integral part of the financial statements.	111

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2023 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $46,779,199 or 18.0% of the fund's net assets as of 6-30-23.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(D)	The rate shown is the annualized seven-day yield as of 6-30-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The accompanying notes are an integral part of the financial statements.	112

(b) Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK VARIABLE INSURANCE TRUST

/s/ Kristie M. Feinberg

Kristie M. Feinberg

President

Date: August 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kristie M. Feinberg

Kristie M. Feinberg

President

Date: August 21, 2023

/s/ Charles A. Rizzo Charles A. Rizzo          Chief Financial Officer

Date: August 21, 2023